UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2017

SPDR Series Trust

Equity Funds

Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	760	$28,713
Aerojet Rocketdyne Holdings, Inc. (a)	1,088	38,091
Aerovironment, Inc. (a)	320	17,318
Arconic, Inc.	8,022	199,587
Astronics Corp. (a)	454	13,507
Axon Enterprise, Inc. (a) (b)	924	20,947
Boeing Co.	11,051	2,809,275
BWX Technologies, Inc.	2,086	116,858
Cubic Corp.	428	21,828
Curtiss-Wright Corp.	828	86,559
DigitalGlobe, Inc. (a)	1,422	50,125
Ducommun, Inc. (a)	119	3,814
Engility Holdings, Inc. (a)	272	9,433
Esterline Technologies Corp. (a)	592	53,369
General Dynamics Corp.	5,168	1,062,437
HEICO Corp.	430	38,618
HEICO Corp. Class A	871	66,370
Hexcel Corp.	1,829	105,021
Huntington Ingalls Industries, Inc.	933	211,269
KeyW Holding Corp. (a) (b)	561	4,269
KLX, Inc. (a)	894	47,319
Kratos Defense & Security Solutions, Inc. (a)	699	9,143
L3 Technologies, Inc.	1,665	313,736
Lockheed Martin Corp.	5,016	1,556,415
Mercury Systems, Inc. (a)	592	30,713
Moog, Inc. Class A (a)	828	69,080
National Presto Industries, Inc.	108	11,497
Northrop Grumman Corp.	3,161	909,483
Orbital ATK, Inc.	1,059	141,016
Raytheon Co.	5,726	1,068,357
Rockwell Collins, Inc.	3,244	424,023
Spirit AeroSystems Holdings, Inc. Class A	2,691	209,145
Teledyne Technologies, Inc. (a)	664	105,696
Textron, Inc.	5,072	273,279
TransDigm Group, Inc. (b)	1,001	255,906
Triumph Group, Inc. (b)	924	27,489
United Technologies Corp.	14,757	1,712,993
Vectrus, Inc. (a)	199	6,137
Wesco Aircraft Holdings, Inc. (a)	723	6,796

		12,135,631

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	865	21,054
Atlas Air Worldwide Holdings, Inc. (a)	498	32,769
C.H. Robinson Worldwide, Inc. (b)	2,902	220,842
Echo Global Logistics, Inc. (a)	320	6,032
Expeditors International of Washington, Inc.	3,835	229,563
FedEx Corp.	4,870	1,098,575
Forward Air Corp.	505	28,901
Hub Group, Inc. Class A (a)	664	28,519
Park-Ohio Holdings Corp.	162	7,387
United Parcel Service, Inc. Class B	13,600	1,633,224
XPO Logistics, Inc. (a)	2,323	157,453

		3,464,319

AIRLINES — 0.5%
Alaska Air Group, Inc.	2,685	204,785
Allegiant Travel Co.	260	34,242
American Airlines Group, Inc.	8,799	417,865
Copa Holdings SA Class A	666	82,937
Delta Air Lines, Inc.	13,276	640,169
Hawaiian Holdings, Inc. (a)	924	34,696
JetBlue Airways Corp. (a)	5,844	108,289
SkyWest, Inc.	924	40,564
Southwest Airlines Co.	11,001	615,836
Spirit Airlines, Inc. (a)	1,437	48,010
United Continental Holdings, Inc. (a)	5,488	334,109

		2,561,502

AUTO COMPONENTS — 0.4%
Adient PLC	1,641	137,828
American Axle & Manufacturing Holdings, Inc. (a)	1,274	22,397
BorgWarner, Inc.	4,245	217,471
Cooper Tire & Rubber Co. (b)	1,165	43,571
Cooper-Standard Holdings, Inc. (a)	260	30,152
Dana, Inc.	3,362	94,002
Delphi Automotive PLC	5,343	525,751
Dorman Products, Inc. (a)	498	35,667
Fox Factory Holding Corp. (a)	717	30,903
Gentex Corp.	5,288	104,702
Gentherm, Inc. (a)	592	21,993
Goodyear Tire & Rubber Co.	5,453	181,312
Horizon Global Corp. (a) (b)	382	6,738
LCI Industries	428	49,584
Lear Corp.	1,586	274,505
Modine Manufacturing Co. (a)	828	15,939
Motorcar Parts of America, Inc. (a)	320	9,427
Standard Motor Products, Inc.	428	20,651
Stoneridge, Inc. (a)	478	9,469
Superior Industries International, Inc.	403	6,710
Tenneco, Inc.	1,088	66,009
Tower International, Inc.	403	10,962
Visteon Corp. (a)	924	114,363

		2,030,106

AUTOMOBILES — 0.6%
Ford Motor Co.	75,584	904,741
General Motors Co.	27,232	1,099,628
Harley-Davidson, Inc. (b)	4,107	197,998
Tesla, Inc. (a) (b)	2,550	869,805
Thor Industries, Inc.	997	125,532
Winnebago Industries, Inc.	466	20,854

		3,218,558

BANKS — 6.5%
1st Source Corp.	264	13,411
Ameris Bancorp	498	23,904
Ames National Corp.	1,002	29,910
Associated Banc-Corp.	3,084	74,787
BancFirst Corp.	477	27,070
Banco Latinoamericano de Comercio Exterior SA Class E	505	14,867
Bancorp, Inc. (a)	433	3,581
BancorpSouth, Inc.	1,763	56,504
Bank of America Corp.	196,223	4,972,291

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Bank of Hawaii Corp.	785	$65,438
Bank of Marin Bancorp	162	11,097
Bank of NT Butterfield & Son, Ltd.	1,080	39,571
Bank of the Ozarks, Inc.	2,238	107,536
BankUnited, Inc.	1,829	65,057
Banner Corp.	341	20,896
BB&T Corp.	15,841	743,577
Berkshire Hills Bancorp, Inc.	497	19,259
BOK Financial Corp.	498	44,362
Boston Private Financial Holdings, Inc.	1,420	23,501
Bridge Bancorp, Inc.	158	5,364
Brookline Bancorp, Inc.	1,330	20,615
Bryn Mawr Bank Corp.	247	10,819
Camden National Corp.	238	10,386
Capital Bank Financial Corp. Class A (b)	498	20,443
Cathay General Bancorp	1,366	54,913
CenterState Bank Corp.	2,731	73,191
Central Pacific Financial Corp.	403	12,969
Chemical Financial Corp.	1,386	72,432
CIT Group, Inc.	3,712	182,074
Citigroup, Inc.	54,568	3,969,276
Citizens & Northern Corp.	119	2,923
Citizens Financial Group, Inc.	10,303	390,175
City Holding Co.	237	17,043
CNB Financial Corp.	364	9,944
CoBiz Financial, Inc.	640	12,570
Columbia Banking System, Inc.	987	41,563
Comerica, Inc.	3,447	262,868
Commerce Bancshares, Inc.	1,632	94,281
Community Bank System, Inc.	760	41,990
Community Trust Bancorp, Inc.	306	14,229
Cullen/Frost Bankers, Inc.	1,001	95,015
Customers Bancorp, Inc. (a)	404	13,178
CVB Financial Corp. (b)	1,667	40,291
Eagle Bancorp, Inc. (a)	1,092	73,219
East West Bancorp, Inc.	2,762	165,112
Enterprise Financial Services Corp.	320	13,552
FCB Financial Holdings, Inc. Class A (a)	508	24,536
Fifth Third Bancorp	16,071	449,667
Financial Institutions, Inc.	247	7,114
First BanCorp (a)	1,272	6,513
First Bancorp/Southern Pines	316	10,874
First Busey Corp.	426	13,359
First Citizens BancShares, Inc. Class A	168	62,813
First Commonwealth Financial Corp.	1,829	25,844
First Community Bancshares, Inc.	271	7,889
First Connecticut Bancorp, Inc.	270	7,222
First Financial Bancorp	1,056	27,614
First Financial Bankshares, Inc.	1,165	52,658
First Financial Corp.	158	7,521
First Hawaiian, Inc.	1,080	32,713
First Horizon National Corp.	4,472	85,639
First Interstate BancSystem, Inc. Class A	320	12,240
First Merchants Corp.	555	23,826
First Midwest Bancorp, Inc.	1,489	34,872
First of Long Island Corp.	382	11,632
First Republic Bank	2,900	302,934
Flushing Financial Corp.	551	16,376
FNB Corp.	6,903	96,849

Fulton Financial Corp.	3,596	67,425
German American Bancorp, Inc.	1,762	67,009
Glacier Bancorp, Inc.	1,330	50,221
Great Southern Bancorp, Inc.	1,091	60,714
Great Western Bancorp, Inc.	699	28,855
Hancock Holding Co.	1,599	77,472
Hanmi Financial Corp.	592	18,322
Heartland Financial USA, Inc.	528	26,083
Heritage Financial Corp.	536	15,812
Hilltop Holdings, Inc.	1,088	28,288
Home BancShares, Inc.	2,991	75,433
HomeTrust Bancshares, Inc. (a)	403	10,337
Hope Bancorp, Inc.	2,211	39,157
Huntington Bancshares, Inc.	20,549	286,864
IBERIABANK Corp.	828	68,020
Independent Bank Corp.	437	32,622
Independent Bank Group, Inc.	588	35,456
International Bancshares Corp.	895	35,889
Investors Bancorp, Inc.	6,638	90,542
JPMorgan Chase & Co.	69,903	6,676,435
KeyCorp	21,013	395,465
Lakeland Financial Corp.	300	14,616
LegacyTexas Financial Group, Inc.	760	30,339
M&T Bank Corp.	2,920	470,237
MainSource Financial Group, Inc.	458	16,424
MB Financial, Inc.	1,166	52,493
National Bank Holdings Corp. Class A	1,001	35,726
National Bankshares, Inc. (b)	863	38,792
NBT Bancorp, Inc.	745	27,356
OFG Bancorp	800	7,320
Old National Bancorp	2,200	40,260
Pacific Continental Corp.	320	8,624
Pacific Premier Bancorp, Inc. (a)	717	27,067
PacWest Bancorp	2,050	103,545
Park National Corp.	662	71,489
Park Sterling Corp.	699	8,682
People’s United Financial, Inc.	6,762	122,663
Peoples Bancorp, Inc.	119	3,997
Pinnacle Financial Partners, Inc.	1,748	117,029
PNC Financial Services Group, Inc.	9,502	1,280,585
Popular, Inc.	1,938	69,652
Preferred Bank.	158	9,535
Prosperity Bancshares, Inc.	1,254	82,425
Regions Financial Corp.	25,968	395,493
Renasant Corp.	600	25,740
Republic Bancorp, Inc. Class A	158	6,145
S&T Bancorp, Inc.	496	19,632
Sandy Spring Bancorp, Inc.	446	18,482
ServisFirst Bancshares, Inc. (b)	935	36,325
Signature Bank (a)	1,002	128,296
Simmons First National Corp. Class A	500	28,950
South State Corp.	435	39,172
Southside Bancshares, Inc.	483	17,562
Southwest Bancorp, Inc.	320	8,816
State Bank Financial Corp.	2,544	72,886
Sterling Bancorp	2,199	54,205
Stock Yards Bancorp, Inc.	449	17,062
SunTrust Banks, Inc.	9,918	592,799
SVB Financial Group (a)	1,002	187,464

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Synovus Financial Corp.	2,358	$108,609
TCF Financial Corp.	3,009	51,273
Texas Capital Bancshares, Inc. (a)	760	65,208
Tompkins Financial Corp.	260	22,396
Towne Bank	721	24,153
TriCo Bancshares	1,759	71,679
Trustmark Corp.	1,277	42,294
UMB Financial Corp.	764	56,910
Umpqua Holdings Corp.	4,731	92,302
Union Bankshares Corp.	1,199	42,325
United Bankshares, Inc.	1,474	54,759
United Community Banks, Inc.	826	23,574
Univest Corp. of Pennsylvania	374	11,968
US Bancorp	31,142	1,668,900
Valley National Bancorp	4,746	57,189
Washington Trust Bancorp, Inc.	247	14,141
Webster Financial Corp.	1,659	87,180
Wells Fargo & Co.	88,433	4,877,080
WesBanco, Inc.	498	20,428
West Bancorp, Inc.	2,349	57,316
Westamerica Bancorporation	544	32,390
Western Alliance Bancorp (a)	1,928	102,338
Wintrust Financial Corp.	1,004	78,623
Zions Bancorp	4,193	197,826

		33,732,926

BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	168	26,241
Brown-Forman Corp. Class A	1,026	57,138
Brown-Forman Corp. Class B	3,827	207,806
Coca-Cola Bottling Co. Consolidated	96	20,712
Coca-Cola Co.	75,677	3,406,222
Constellation Brands, Inc. Class A	3,233	644,822
Dr. Pepper Snapple Group, Inc.	3,727	329,728
Molson Coors Brewing Co. Class B	3,331	271,943
Monster Beverage Corp. (a)	8,702	480,785
National Beverage Corp. (b)	662	82,121
PepsiCo, Inc.	28,100	3,131,183

		8,658,701

BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	31,595	2,807,532
ACADIA Pharmaceuticals, Inc. (a) (b)	1,982	74,662
Acceleron Pharma, Inc. (a)	320	11,942
Achillion Pharmaceuticals, Inc. (a)	1,803	8,095
Acorda Therapeutics, Inc. (a)	738	17,454
Agios Pharmaceuticals, Inc. (a)	533	35,578
Alder Biopharmaceuticals, Inc. (a)	1,372	16,807
Alexion Pharmaceuticals, Inc. (a)	4,376	613,909
Alkermes PLC (a)	3,707	188,464
Alnylam Pharmaceuticals, Inc. (a) (b)	1,417	166,483
AMAG Pharmaceuticals, Inc. (a)	718	13,247
Amgen, Inc.	14,675	2,736,154
Amicus Therapeutics, Inc. (a)	3,244	48,920
Arena Pharmaceuticals, Inc. (a)	383	9,766
Array BioPharma, Inc. (a)	3,352	41,230
Atara Biotherapeutics, Inc. (a) (b)	326	5,395
Avexis, Inc. (a)	363	35,113
BioCryst Pharmaceuticals, Inc. (a) (b)	1,272	6,665
Biogen, Inc. (a)	4,253	1,331,699

BioMarin Pharmaceutical, Inc. (a)	3,888	361,856
Bioverativ, Inc. (a)	2,126	121,331
Bluebird Bio, Inc. (a)	902	123,890
Blueprint Medicines Corp. (a)	717	49,953
Celgene Corp. (a)	15,452	2,253,211
Celldex Therapeutics, Inc. (a) (b)	1,938	5,543
ChemoCentryx, Inc. (a)	372	2,760
Chimerix, Inc. (a)	964	5,061
Clovis Oncology, Inc. (a)	684	56,362
Coherus Biosciences, Inc. (a)	621	8,290
Cytokinetics, Inc. (a)	480	6,960
Dynavax Technologies Corp. (a)	1,166	25,069
Eagle Pharmaceuticals, Inc. (a) (b)	163	9,721
Emergent BioSolutions, Inc. (a)	496	20,063
Enanta Pharmaceuticals, Inc. (a)	326	15,257
Epizyme, Inc. (a)	489	9,315
Esperion Therapeutics, Inc. (a)	124	6,215
Exact Sciences Corp. (a)	2,290	107,905
Exelixis, Inc. (a)	6,161	149,281
FibroGen, Inc. (a)	1,302	70,048
Five Prime Therapeutics, Inc. (a)	332	13,582
Genomic Health, Inc. (a)	320	10,269
Geron Corp. (a) (b)	2,222	4,844
Gilead Sciences, Inc.	26,134	2,117,377
Global Blood Therapeutics, Inc. (a)	1,292	40,117
Halozyme Therapeutics, Inc. (a)	1,658	28,799
Heron Therapeutics, Inc. (a)	489	7,897
Idera Pharmaceuticals, Inc. (a) (b)	6,775	15,108
ImmunoGen, Inc. (a)	1,621	12,401
Immunomedics, Inc. (a) (b)	1,272	17,783
Incyte Corp. (a)	3,332	388,978
Inovio Pharmaceuticals, Inc. (a) (b)	2,034	12,896
Insmed, Inc. (a)	1,165	36,360
Insys Therapeutics, Inc. (a) (b)	489	4,342
Intercept Pharmaceuticals, Inc. (a) (b)	594	34,476
Intrexon Corp. (a) (b)	1,102	20,949
Ionis Pharmaceuticals, Inc. (a) (b)	2,404	121,883
Ironwood Pharmaceuticals, Inc. (a) (b)	3,988	62,891
Juno Therapeutics, Inc. (a)	1,165	52,262
Keryx Biopharmaceuticals, Inc. (a) (b)	1,430	10,153
Kite Pharma, Inc. (a)	980	176,214
Lexicon Pharmaceuticals, Inc. (a) (b)	2,476	30,430
Ligand Pharmaceuticals, Inc. (a)	709	96,530
Loxo Oncology, Inc. (a)	363	33,440
MacroGenics, Inc. (a)	489	9,037
Merrimack Pharmaceuticals, Inc. (b)	159	2,312
MiMedx Group, Inc. (a) (b)	1,430	16,988
Momenta Pharmaceuticals, Inc. (a)	800	14,800
Myriad Genetics, Inc. (a) (b)	1,471	53,221
Neurocrine Biosciences, Inc. (a)	1,928	118,148
NewLink Genetics Corp. (a) (b)	849	8,643
Novavax, Inc. (a) (b)	5,110	5,825
OPKO Health, Inc. (a) (b)	5,734	39,335
Organovo Holdings, Inc. (a) (b)	2,402	5,332
PDL BioPharma, Inc. (a)	6,668	22,605
Portola Pharmaceuticals, Inc. (a)	863	46,628
Progenics Pharmaceuticals, Inc. (a) (b)	4,847	35,674
Prothena Corp. PLC (a)	1,001	64,835
PTC Therapeutics, Inc. (a)	640	12,806

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Puma Biotechnology, Inc. (a) (b)	436	$52,211
Radius Health, Inc. (a) (b)	508	19,583
Regeneron Pharmaceuticals, Inc. (a)	1,622	725,229
Repligen Corp. (a)	592	22,685
Retrophin, Inc. (a)	489	12,171
Rigel Pharmaceuticals, Inc. (a) (b)	1,521	3,863
Sage Therapeutics, Inc. (a) (b)	748	46,600
Sangamo Therapeutics, Inc. (a)	2,472	37,080
Sarepta Therapeutics, Inc. (a) (b)	1,097	49,760
Seattle Genetics, Inc. (a)	2,485	135,209
Spark Therapeutics, Inc. (a)	481	42,886
Spectrum Pharmaceuticals, Inc. (a)	1,038	14,605
Stemline Therapeutics, Inc. (a) (b)	1,925	21,367
Synergy Pharmaceuticals, Inc. (a) (b)	5,547	16,086
TESARO, Inc. (a)	789	101,860
Ultragenyx Pharmaceutical, Inc. (a)	699	37,229
United Therapeutics Corp. (a)	828	97,033
Vanda Pharmaceuticals, Inc. (a)	478	8,556
Vertex Pharmaceuticals, Inc. (a)	5,039	766,130
ZIOPHARM Oncology, Inc. (a) (b)	1,795	11,021

		17,604,540

BUILDING PRODUCTS — 0.5%
AAON, Inc.	738	25,443
Advanced Drainage Systems, Inc.	699	14,155
Allegion PLC	1,870	161,699
American Woodmark Corp. (a)	158	15,208
AO Smith Corp.	2,852	169,494
Apogee Enterprises, Inc. (b)	496	23,937
Armstrong Flooring, Inc. (a)	399	6,284
Armstrong World Industries, Inc. (a)	828	42,435
Builders FirstSource, Inc. (a)	1,576	28,352
Continental Building Products, Inc. (a)	489	12,714
Fortune Brands Home & Security, Inc.	3,070	206,396
Gibraltar Industries, Inc. (a)	592	18,441
Griffon Corp.	677	15,029
Insteel Industries, Inc.	320	8,355
JELD-WEN Holding, Inc. (a)	1,100	39,072
Johnson Controls International PLC	18,422	742,222
Lennox International, Inc.	924	165,368
Masco Corp.	6,591	257,115
Masonite International Corp. (a)	496	34,323
NCI Building Systems, Inc. (a)	403	6,287
Owens Corning	2,161	167,153
Patrick Industries, Inc. (a)	363	30,528
PGT Innovations, Inc. (a)	561	8,387
Ply Gem Holdings, Inc. (a)	403	6,871
Quanex Building Products Corp.	617	14,160
Simpson Manufacturing Co., Inc.	721	35,358
Trex Co., Inc. (a)	664	59,807
Universal Forest Products, Inc.	428	42,013
USG Corp. (a) (b)	1,478	48,257

		2,404,863

CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	1,034	196,284
Ameriprise Financial, Inc.	3,111	462,015
Arlington Asset Investment Corp. Class A (b)	182	2,317

Artisan Partners Asset Management, Inc. Class A	496	16,170
Associated Capital Group, Inc. Class A (b)	162	5,783
Bank of New York Mellon Corp.	20,318	1,077,260
BGC Partners, Inc. Class A	4,513	65,303
BlackRock, Inc.	2,414	1,079,275
CBOE Holdings, Inc.	2,198	236,571
Charles Schwab Corp.	23,317	1,019,886
CME Group, Inc.	6,621	898,337
Cohen & Steers, Inc.	338	13,348
Cowen, Inc. (a)	422	7,512
Diamond Hill Investment Group, Inc.	96	20,386
Donnelley Financial Solutions, Inc. (a)	448	9,659
E*TRADE Financial Corp. (a)	5,273	229,955
Eaton Vance Corp.	2,211	109,157
Evercore, Inc. Class A	592	47,508
FactSet Research Systems, Inc. (b)	745	134,182
Federated Investors, Inc. Class B	1,653	49,094
Financial Engines, Inc.	924	32,109
Franklin Resources, Inc.	7,544	335,783
GAMCO Investors, Inc. Class A	162	4,821
Goldman Sachs Group, Inc.	7,201	1,708,005
Greenhill & Co., Inc. (b)	478	7,935
Interactive Brokers Group, Inc. Class A (b)	1,328	59,813
Intercontinental Exchange, Inc.	11,523	791,630
INTL. FCStone, Inc. (a)	312	11,956
Invesco, Ltd.	8,193	287,083
Investment Technology Group, Inc.	640	14,170
Ladenburg Thalmann Financial Services, Inc.	1,841	5,302
Lazard, Ltd. Class A	2,321	104,956
Legg Mason, Inc.	2,089	82,119
LPL Financial Holdings, Inc.	1,599	82,460
MarketAxess Holdings, Inc.	664	122,515
Moelis & Co. Class A	820	35,301
Moody’s Corp.	3,577	497,954
Morgan Stanley	26,044	1,254,539
Morningstar, Inc.	428	36,376
MSCI, Inc.	2,212	258,583
Nasdaq, Inc.	1,997	154,907
Northern Trust Corp.	4,437	407,893
Piper Jaffray Cos.	332	19,704
Raymond James Financial, Inc.	2,561	215,969
S&P Global, Inc.	5,067	792,023
Safeguard Scientifics, Inc. (a)	403	5,380
SEI Investments Co.	2,636	160,954
State Street Corp. (c)	7,376	704,703
Stifel Financial Corp.	1,205	64,419
T Rowe Price Group, Inc.	4,942	447,992
TD Ameritrade Holding Corp.	4,960	242,048
Voya Financial, Inc.	4,246	169,373
Waddell & Reed Financial, Inc. Class A (b)	1,599	32,092
Westwood Holdings Group, Inc.	162	10,898
WisdomTree Investments, Inc. (b)	1,829	18,619

		14,860,386

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.3%
A Schulman, Inc.	466	$15,914
AdvanSix, Inc. (a)	595	23,651
Air Products & Chemicals, Inc.	4,247	642,231
Albemarle Corp.	2,266	308,878
American Vanguard Corp.	478	10,946
Ashland Global Holdings, Inc.	1,494	97,693
Axalta Coating Systems, Ltd. (a)	4,127	119,353
Balchem Corp.	496	40,320
Cabot Corp.	1,120	62,496
Calgon Carbon Corp.	975	20,865
Celanese Corp. Series A	2,907	303,113
CF Industries Holdings, Inc.	4,577	160,927
Chemours Co.	3,417	172,934
DowDuPont, Inc.	45,998	3,184,442
Eastman Chemical Co.	2,854	258,258
Ecolab, Inc.	5,000	643,050
Ferro Corp. (a)	1,330	29,659
Flotek Industries, Inc. (a)	800	3,720
FMC Corp.	2,541	226,937
FutureFuel Corp.	403	6,343
GCP Applied Technologies, Inc. (a)	1,422	43,655
Hawkins, Inc.	158	6,446
HB Fuller Co.	924	53,647
Huntsman Corp.	3,596	98,602
Ingevity Corp. (a)	868	54,224
Innophos Holdings, Inc.	428	21,053
Innospec, Inc.	498	30,702
International Flavors & Fragrances, Inc.	1,494	213,508
Koppers Holdings, Inc. (a)	428	19,752
Kraton Corp. (a)	592	23,941
Kronos Worldwide, Inc.	314	7,169
LyondellBasell Industries NV Class A	6,797	673,243
Minerals Technologies, Inc.	664	46,912
Monsanto Co.	8,594	1,029,733
Mosaic Co.	6,858	148,064
NewMarket Corp.	164	69,823
Olin Corp.	3,088	105,764
OMNOVA Solutions, Inc. (a)	800	8,760
Platform Specialty Products Corp. (a)	5,392	60,121
PolyOne Corp.	1,829	73,215
PPG Industries, Inc.	5,289	574,703
Praxair, Inc.	5,724	799,872
Quaker Chemical Corp.	260	38,467
Rayonier Advanced Materials, Inc.	746	10,220
RPM International, Inc.	2,417	124,089
Scotts Miracle-Gro Co.	745	72,518
Sensient Technologies Corp.	924	71,074
Sherwin-Williams Co.	1,640	587,186
Stepan Co.	342	28,612
Tredegar Corp.	2,933	52,794
Trinseo SA	862	57,840
Tronox, Ltd. Class A	1,039	21,923
Valvoline, Inc.	4,108	96,333
Westlake Chemical Corp.	754	62,650
WR Grace & Co.	1,422	102,597

		11,820,942

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	1,001	41,752

ACCO Brands Corp. (a)	2,093	24,907
Advanced Disposal Services, Inc. (a)	900	22,671
Brady Corp. Class A	828	31,423
Brink’s Co.	828	69,759
CECO Environmental Corp.	226	1,912
Cintas Corp.	1,929	278,316
Clean Harbors, Inc. (a)	1,088	61,690
Copart, Inc. (a)	5,303	182,264
Covanta Holding Corp. (b)	1,993	29,596
Deluxe Corp.	917	66,904
Ennis, Inc.	506	9,943
Essendant, Inc.	760	10,009
Healthcare Services Group, Inc.	1,256	67,786
Herman Miller, Inc.	1,097	39,382
HNI Corp.	828	34,337
InnerWorkings, Inc. (a)	699	7,864
Interface, Inc.	1,088	23,827
KAR Auction Services, Inc.	2,584	123,360
Knoll, Inc.	828	16,560
LSC Communications, Inc.	448	7,396
Matthews International Corp. Class A	550	34,237
McGrath RentCorp	498	21,787
Mobile Mini, Inc.	760	26,182
MSA Safety, Inc.	496	39,437
Multi-Color Corp.	158	12,948
Pitney Bowes, Inc.	3,778	52,930
Quad/Graphics, Inc.	480	10,853
Republic Services, Inc.	5,004	330,564
Rollins, Inc.	2,420	111,659
RR Donnelley & Sons Co. (b)	1,187	12,226
SP Plus Corp. (a)	247	9,757
Steelcase, Inc. Class A	1,599	24,625
Stericycle, Inc. (a)	1,558	111,584
Team, Inc. (a) (b)	558	7,449
Tetra Tech, Inc.	1,165	54,231
UniFirst Corp.	260	39,390
US Ecology, Inc.	332	17,862
Viad Corp.	428	26,065
VSE Corp.	175	9,951
Waste Management, Inc.	8,573	671,009
West Corp.	1,258	29,525

		2,805,929

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	1,088	26,112
Applied Optoelectronics, Inc. (a) (b)	363	23,475
Arista Networks, Inc. (a)	1,053	199,659
ARRIS International PLC (a)	4,194	119,487
Brocade Communications Systems, Inc.	8,723	104,240
CalAmp Corp. (a)	640	14,880
Calix, Inc. (a)	723	3,651
Ciena Corp. (a)	3,284	72,149
Cisco Systems, Inc.	99,766	3,355,131
CommScope Holding Co., Inc. (a)	3,720	123,541
Comtech Telecommunications Corp.	329	6,754
Digi International, Inc. (a)	480	5,088
EchoStar Corp. Class A (a)	711	40,691
Extreme Networks, Inc. (a)	1,682	19,999
F5 Networks, Inc. (a)	1,410	169,990
Finisar Corp. (a)	3,234	71,698

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Harmonic, Inc. (a)	1,956	$5,966
Harris Corp.	2,255	296,938
Infinera Corp. (a) (b)	2,088	18,521
InterDigital, Inc.	760	56,050
Juniper Networks, Inc.	7,317	203,632
KVH Industries, Inc. (a)	182	2,175
Lumentum Holdings, Inc. (a) (b)	1,221	66,361
Motorola Solutions, Inc.	3,524	299,082
NETGEAR, Inc. (a)	760	36,176
NetScout Systems, Inc. (a)	1,996	64,571
Oclaro, Inc. (a) (b)	3,231	27,884
Palo Alto Networks, Inc. (a)	1,686	242,953
Plantronics, Inc.	815	36,039
Sonus Networks, Inc. (a)	748	5,722
Ubiquiti Networks, Inc. (a) (b)	924	51,762
ViaSat, Inc. (a) (b)	760	48,883
Viavi Solutions, Inc. (a)	4,306	40,735

		5,859,995

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	2,745	101,044
Aegion Corp. (a)	760	17,693
Argan, Inc.	237	15,938
Chicago Bridge & Iron Co. NV (b)	1,829	30,727
Comfort Systems USA, Inc.	664	23,705
Dycom Industries, Inc. (a) (b)	592	50,841
EMCOR Group, Inc.	1,274	88,390
Fluor Corp.	2,979	125,416
Granite Construction, Inc.	760	44,042
Great Lakes Dredge & Dock Corp. (a)	1,039	5,039
Jacobs Engineering Group, Inc.	2,377	138,508
KBR, Inc.	2,707	48,401
MasTec, Inc. (a)	1,088	50,483
MYR Group, Inc. (a)	396	11,539
Orion Group Holdings, Inc. (a)	370	2,427
Primoris Services Corp.	664	19,535
Quanta Services, Inc. (a)	3,813	142,492
Tutor Perini Corp. (a)	664	18,858
Valmont Industries, Inc.	499	78,892

		1,013,970

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	956	102,005
Martin Marietta Materials, Inc.	1,199	247,270
Summit Materials, Inc. Class A (a)	3,840	122,995
US Concrete, Inc. (a) (b)	260	19,838
Vulcan Materials Co.	2,529	302,469

		794,577

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	8,901	215,938
American Express Co.	14,639	1,324,244
Capital One Financial Corp.	9,525	806,386
Credit Acceptance Corp. (a)	168	47,069
Discover Financial Services	7,449	480,312
Encore Capital Group, Inc. (a)	471	20,865
Enova International, Inc. (a)	333	4,479
EZCORP, Inc. Class A (a)	675	6,412
Firstcash, Inc.	920	58,098
Green Dot Corp. Class A (a)	880	43,630
LendingClub Corp. (a)	6,295	38,337

Navient Corp.	8,245	123,840
Nelnet, Inc. Class A	428	21,614
OneMain Holdings, Inc. (a) (b)	1,037	29,233
PRA Group, Inc. (a) (b)	1,001	28,679
Santander Consumer USA Holdings, Inc. (a)	1,872	28,773
SLM Corp. (a)	8,245	94,570
Synchrony Financial	16,503	512,418
World Acceptance Corp. (a)	158	13,097

		3,897,994

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,256	108,405
Avery Dennison Corp.	1,819	178,881
Ball Corp.	6,713	277,247
Bemis Co., Inc.	1,925	87,722
Berry Global Group, Inc. (a)	2,631	149,046
Crown Holdings, Inc. (a)	2,652	158,378
Graphic Packaging Holding Co.	6,014	83,895
Greif, Inc. Class A	1,304	76,336
International Paper Co.	8,149	463,026
Myers Industries, Inc.	478	10,014
Owens-Illinois, Inc. (a)	3,019	75,958
Packaging Corp. of America	1,763	202,181
Sealed Air Corp.	3,945	168,530
Silgan Holdings, Inc.	1,192	35,081
Sonoco Products Co.	1,829	92,273
WestRock Co.	5,230	296,698

		2,463,671

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	856	27,512
Genuine Parts Co.	2,909	278,246
LKQ Corp. (a)	6,007	216,192
Pool Corp.	876	94,757

		616,707

DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc.	1,153	41,335
American Public Education, Inc. (a)	320	6,736
Ascent Capital Group, Inc. Class A (a)	256	3,338
Bridgepoint Education, Inc. (a)	320	3,072
Bright Horizons Family Solutions, Inc. (a)	946	81,555
Capella Education Co.	216	15,152
Career Education Corp. (a)	1,260	13,091
Carriage Services, Inc.	247	6,323
Chegg, Inc. (a)	2,584	38,347
Graham Holdings Co. Class B	96	56,170
Grand Canyon Education, Inc. (a)	828	75,199
H&R Block, Inc.	4,948	131,023
Houghton Mifflin Harcourt Co. (a)	2,014	24,269
K12, Inc. (a)	478	8,528
Regis Corp. (a)	800	11,416
Service Corp. International	3,869	133,480
ServiceMaster Global Holdings, Inc. (a)	2,683	125,377
Sotheby’s (a)	1,258	58,006
Strayer Education, Inc.	170	14,836
Weight Watchers International, Inc. (a)	560	24,388

		871,641

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	38,129	$6,989,808
FNFV Group (a)	946	16,224
Leucadia National Corp.	6,755	170,564
NewStar Financial, Inc.	480	5,635
PICO Holdings, Inc. (a)	403	6,730

		7,188,961

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	121,464	4,757,745
ATN International, Inc.	167	8,801
CenturyLink, Inc. (b)	11,170	211,113
Cincinnati Bell, Inc. (a)	766	15,205
Cogent Communications Holdings, Inc.	895	43,765
Consolidated Communications Holdings, Inc.	1,923	36,691
Frontier Communications Corp. (b)	1,599	18,852
General Communication, Inc. Class A (a)	561	22,883
Globalstar, Inc. (a) (b)	13,140	21,418
Hawaiian Telcom Holdco, Inc. (a)	158	4,712
IDT Corp. Class B	247	3,478
Iridium Communications, Inc. (a) (b)	1,109	11,423
Level 3 Communications, Inc. (a)	5,813	309,775
Lumos Networks Corp. (a)	182	3,261
Straight Path Communications, Inc. Class B (a)	118	21,319
Verizon Communications, Inc.	80,910	4,004,236
Vonage Holdings Corp. (a)	2,848	23,183
Windstream Holdings, Inc. (b)	9,008	15,944
Zayo Group Holdings, Inc. (a)	3,646	125,495

		9,659,299

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	1,086	83,937
Alliant Energy Corp.	4,700	195,379
American Electric Power Co., Inc.	9,606	674,726
Avangrid, Inc. (b)	1,436	68,095
Duke Energy Corp.	13,848	1,162,124
Edison International	6,448	497,592
El Paso Electric Co.	760	41,990
Entergy Corp.	3,721	284,136
Eversource Energy	6,096	368,442
Exelon Corp.	18,966	714,449
FirstEnergy Corp.	8,774	270,502
Great Plains Energy, Inc.	4,645	140,744
Hawaiian Electric Industries, Inc.	2,435	81,256
IDACORP, Inc.	924	81,247
MGE Energy, Inc.	810	52,326
NextEra Energy, Inc.	9,171	1,344,010
OGE Energy Corp.	3,595	129,528
Otter Tail Corp.	1,317	57,092
PG&E Corp.	10,087	686,824
Pinnacle West Capital Corp.	2,181	184,425
PNM Resources, Inc.	1,440	58,032
Portland General Electric Co.	1,422	64,900
PPL Corp.	13,214	501,471
Southern Co.	19,783	972,137
Westar Energy, Inc.	2,595	128,712
Xcel Energy, Inc.	9,795	463,499

		9,307,575

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	917	157,064
AMETEK, Inc.	4,521	298,567
AZZ, Inc.	498	24,253
Babcock & Wilcox Enterprises, Inc. (a) (b)	1,040	3,463
Eaton Corp. PLC	9,069	696,409
Emerson Electric Co.	12,385	778,273
Encore Wire Corp.	428	19,164
EnerSys	828	57,273
Generac Holdings, Inc. (a)	1,256	57,688
General Cable Corp.	828	15,608
Hubbell, Inc.	1,090	126,462
Plug Power, Inc. (a)	2,946	7,689
Powell Industries, Inc.	158	4,738
Regal Beloit Corp.	828	65,412
Rockwell Automation, Inc.	2,550	454,435
Sensata Technologies Holding NV (a) (b)	3,349	160,986
Thermon Group Holdings, Inc. (a)	478	8,599

		2,936,083

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	5,907	499,968
Anixter International, Inc. (a)	496	42,160
Arrow Electronics, Inc. (a)	1,942	156,156
Avnet, Inc.	2,529	99,390
AVX Corp.	800	14,584
Badger Meter, Inc.	513	25,137
Belden, Inc.	745	59,995
Benchmark Electronics, Inc. (a)	1,003	34,252
CDW Corp.	3,115	205,590
Cognex Corp.	1,587	175,014
Coherent, Inc. (a)	498	117,115
Corning, Inc.	18,702	559,564
CTS Corp.	561	13,520
Daktronics, Inc.	640	6,765
Dolby Laboratories, Inc. Class A	847	48,719
ePlus, Inc. (a)	175	16,179
Fabrinet (a)	496	18,382
FARO Technologies, Inc. (a)	320	12,240
Fitbit, Inc. Class A (a) (b)	2,465	17,156
FLIR Systems, Inc.	2,684	104,434
II-VI, Inc. (a)	924	38,023
Insight Enterprises, Inc. (a)	745	34,210
IPG Photonics Corp. (a)	692	128,062
Itron, Inc. (a)	670	51,892
Jabil, Inc.	3,778	107,862
Keysight Technologies, Inc. (a)	3,231	134,603
Knowles Corp. (a)	1,603	24,478
Littelfuse, Inc.	428	83,837
Methode Electronics, Inc.	664	28,120
MTS Systems Corp.	237	12,668
National Instruments Corp.	1,815	76,539
Novanta, Inc. (a)	621	27,076
OSI Systems, Inc. (a)	428	39,106
Park Electrochemical Corp.	403	7,456
Plexus Corp. (a)	664	37,237
Rogers Corp. (a)	332	44,249

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Sanmina Corp. (a)	1,542	$57,285
ScanSource, Inc. (a)	496	21,650
SYNNEX Corp.	498	63,002
Tech Data Corp. (a)	718	63,794
Trimble, Inc. (a)	4,741	186,084
TTM Technologies, Inc. (a)	957	14,709
Universal Display Corp.	760	97,926
VeriFone Systems, Inc. (a)	1,993	40,418
Vishay Intertechnology, Inc.	2,461	46,267
Vishay Precision Group, Inc. (a)	258	6,295
Zebra Technologies Corp. Class A (a)	977	106,083

		3,805,251

ENERGY EQUIPMENT & SERVICES — 0.8%
Archrock, Inc.	1,018	12,776
Atwood Oceanics, Inc. (a) (b)	1,112	10,442
Baker Hughes a GE Co.	8,356	305,997
Bristow Group, Inc. (b)	640	5,984
C&J Energy Services, Inc. (a)	964	28,891
CARBO Ceramics, Inc. (a) (b)	403	3,478
Diamond Offshore Drilling, Inc. (a) (b)	1,221	17,705
Dril-Quip, Inc. (a)	1,109	48,962
Ensco PLC Class A (b)	7,588	45,300
Era Group, Inc. (a)	403	4,510
Exterran Corp. (a)	505	15,963
Forum Energy Technologies, Inc. (a)	1,088	17,299
Frank’s International NV	1,000	7,720
Geospace Technologies Corp. (a)	182	3,243
Halliburton Co.	16,678	767,688
Helix Energy Solutions Group, Inc. (a)	1,983	14,654
Helmerich & Payne, Inc. (b)	1,831	95,413
Matrix Service Co. (a)	480	7,296
McDermott International, Inc. (a)	10,126	73,616
Nabors Industries, Ltd.	5,453	44,006
National Oilwell Varco, Inc.	7,985	285,304
Natural Gas Services Group, Inc. (a)	158	4,487
Newpark Resources, Inc. (a)	1,521	15,210
Noble Corp. PLC (a) (b)	4,487	20,640
Nordic American Offshore, Ltd.	6	8
Oceaneering International, Inc.	2,014	52,908
Oil States International, Inc. (a)	1,001	25,375
Parker Drilling Co. (a)	2,066	2,273
Patterson-UTI Energy, Inc.	4,092	85,687
PHI, Inc. NVDR (a)	247	2,905
RigNet, Inc. (a)	119	2,047
Rowan Cos. PLC Class A (a)	2,302	29,581
RPC, Inc. (b)	1,165	28,880
Schlumberger, Ltd.	27,426	1,913,238
SEACOR Holdings, Inc. (a)	428	19,735
SEACOR Marine Holdings, Inc. (a)	429	6,710
Superior Energy Services, Inc. (a)	2,924	31,228
Tesco Corp. (a)	6,795	37,033
TETRA Technologies, Inc. (a)	1,359	3,887
Transocean, Ltd. (a) (b)	6,644	71,489
Unit Corp. (a)	924	19,016
US Silica Holdings, Inc. (b)	1,818	56,485
Weatherford International PLC (a) (b)	22,637	103,677

		4,348,746

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Alexander & Baldwin, Inc.	745	34,516
Colony NorthStar, Inc. Class A REIT	12,916	162,225
CoreCivic, Inc. REIT	2,088	55,896
Cousins Properties, Inc. REIT	6,839	63,876
JBG SMITH Properties REIT (a)	1,730	59,183
Parkway, Inc. REIT	854	19,668
Quality Care Properties, Inc. REIT (a)	1,734	26,877
Starwood Waypoint Homes REIT	2,403	87,397
Uniti Group, Inc. REIT (a) (b)	3,276	48,026
Whitestone REIT (b)	1,873	24,443

		582,107

FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	498	17,057
Casey’s General Stores, Inc. (b)	760	83,182
Chefs’ Warehouse, Inc. (a) (b)	247	4,767
Costco Wholesale Corp.	8,670	1,424,394
CVS Health Corp.	20,105	1,634,939
Ingles Markets, Inc. Class A	241	6,194
Kroger Co.	19,143	384,009
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	162	904
Performance Food Group Co. (a)	1,434	40,511
PriceSmart, Inc.	332	29,631
Rite Aid Corp. (a) (b)	17,989	35,258
SpartanNash Co.	600	15,822
Sprouts Farmers Market, Inc. (a)	2,812	52,781
SUPERVALU, Inc. (a)	531	11,549
Sysco Corp.	9,696	523,099
United Natural Foods, Inc. (a)	924	38,429
US Foods Holding Corp. (a)	2,673	71,369
Village Super Market, Inc. Class A	162	4,008
Wal-Mart Stores, Inc.	28,729	2,244,884
Walgreens Boots Alliance, Inc.	18,478	1,426,871
Weis Markets, Inc.	158	6,873

		8,056,531

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	10,927	464,507
B&G Foods, Inc. (b)	1,705	54,304
Blue Buffalo Pet Products, Inc. (a) (b)	1,484	42,071
Bob Evans Farms, Inc.	494	38,290
Bunge, Ltd.	2,739	190,251
Cal-Maine Foods, Inc. (a) (b)	496	20,386
Calavo Growers, Inc. (b)	387	28,328
Campbell Soup Co.	3,567	167,007
Conagra Brands, Inc.	8,190	276,331
Darling Ingredients, Inc. (a)	2,869	50,265
Dean Foods Co.	1,686	18,344
Flowers Foods, Inc. (b)	3,152	59,289
Fresh Del Monte Produce, Inc.	608	27,640
General Mills, Inc.	11,505	595,499
Hain Celestial Group, Inc. (a)	1,829	75,263
Hershey Co.	2,762	301,528
Hormel Foods Corp.	5,343	171,724
Hostess Brands, Inc. (a) (b)	1,558	21,282
Ingredion, Inc.	1,420	171,309
J&J Snack Foods Corp.	608	79,830

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

J.M. Smucker Co.	2,301	$241,444
Kellogg Co.	4,737	295,447
Kraft Heinz Co.	11,836	917,882
Lamb Weston Holdings, Inc.	2,731	128,057
Lancaster Colony Corp.	685	82,282
Landec Corp. (a)	480	6,216
Limoneira Co.	119	2,757
McCormick & Co., Inc.	2,432	249,620
Mondelez International, Inc. Class A	29,016	1,179,791
Pilgrim’s Pride Corp. (a) (b)	1,088	30,910
Pinnacle Foods, Inc.	2,141	122,401
Post Holdings, Inc. (a)	1,263	111,485
Sanderson Farms, Inc. (b)	390	62,993
Seaboard Corp.	7	31,535
Seneca Foods Corp. Class A (a)	162	5,589
Snyder’s-Lance, Inc.	1,860	70,940
Tootsie Roll Industries, Inc. (b)	390	14,820
TreeHouse Foods, Inc. (a) (b)	1,085	73,487
Tyson Foods, Inc. Class A	5,672	399,592

		6,880,696

GAS UTILITIES — 0.2%
Atmos Energy Corp.	2,018	169,189
Chesapeake Utilities Corp.	250	19,562
National Fuel Gas Co. (b)	1,422	80,499
New Jersey Resources Corp.	1,480	62,382
Northwest Natural Gas Co.	1,200	77,280
ONE Gas, Inc.	956	70,400
South Jersey Industries, Inc.	1,167	40,297
Southwest Gas Holdings, Inc.	828	64,269
Spire, Inc.	758	56,585
UGI Corp.	3,730	174,788
WGL Holdings, Inc.	924	77,801

		893,052

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	428	19,110
Abbott Laboratories	33,731	1,799,886
ABIOMED, Inc. (a)	877	147,862
Accuray, Inc. (a) (b)	1,361	5,444
Alere, Inc. (a)	1,528	77,913
Align Technology, Inc. (a)	1,504	280,150
Analogic Corp.	167	13,986
AngioDynamics, Inc. (a)	480	8,203
Anika Therapeutics, Inc. (a)	158	9,164
AtriCure, Inc. (a)	403	9,015
Baxter International, Inc.	9,987	626,684
Becton Dickinson and Co.	4,342	850,815
Boston Scientific Corp. (a)	26,954	786,248
C.R. Bard, Inc.	1,440	461,520
Cantel Medical Corp.	1,256	118,277
Cardiovascular Systems, Inc. (a)	403	11,344
Cerus Corp. (a) (b)	1,201	3,279
CONMED Corp.	496	26,025
Cooper Cos., Inc.	1,002	237,584
Danaher Corp.	12,243	1,050,205
DENTSPLY SIRONA, Inc.	4,418	264,241
DexCom, Inc. (a) (b)	1,659	81,167
Edwards Lifesciences Corp. (a)	4,145	453,090
Endologix, Inc. (a) (b)	1,194	5,325

GenMark Diagnostics, Inc. (a)	370	3,563
Glaukos Corp. (a) (b)	599	19,767
Globus Medical, Inc. Class A (a) (b)	1,001	29,750
Haemonetics Corp. (a)	924	41,460
Halyard Health, Inc. (a)	902	40,617
Hill-Rom Holdings, Inc.	1,598	118,252
Hologic, Inc. (a)	5,488	201,355
ICU Medical, Inc. (a)	260	48,321
IDEXX Laboratories, Inc. (a)	2,014	313,157
Inogen, Inc. (a)	498	47,360
Insulet Corp. (a)	1,001	55,135
Integer Holdings Corp. (a)	498	25,473
Integra LifeSciences Holdings Corp. (a) (b)	1,175	59,314
Intuitive Surgical, Inc. (a)	757	791,731
Invacare Corp. (b)	561	8,836
K2M Group Holdings, Inc. (a)	1,408	29,864
LivaNova PLC (a)	964	67,538
Masimo Corp. (a)	873	75,567
Medtronic PLC	27,262	2,120,166
Meridian Bioscience, Inc.	757	10,825
Merit Medical Systems, Inc. (a)	745	31,551
Natus Medical, Inc. (a)	496	18,600
Neogen Corp. (a)	1,328	102,867
Nevro Corp. (a) (b)	575	52,256
Novocure, Ltd. (a)	1,880	37,318
NuVasive, Inc. (a)	981	54,406
NxStage Medical, Inc. (a)	1,088	30,029
OraSure Technologies, Inc. (a)	957	21,532
Orthofix International NV (a)	338	15,970
Penumbra, Inc. (a) (b)	499	45,060
Quidel Corp. (a)	478	20,965
ResMed, Inc.	2,595	199,711
Rockwell Medical, Inc. (a) (b)	827	7,079
RTI Surgical, Inc. (a)	1,043	4,746
STAAR Surgical Co. (a)	640	7,968
STERIS PLC	1,679	148,424
Stryker Corp.	6,599	937,190
Surmodics, Inc. (a)	247	7,657
Teleflex, Inc.	1,109	268,345
Utah Medical Products, Inc.	438	32,215
Varex Imaging Corp. (a)	773	26,158
Varian Medical Systems, Inc. (a)	1,938	193,916
West Pharmaceutical Services, Inc.	1,330	128,026
Wright Medical Group NV (a)	2,450	63,381
Zimmer Biomet Holdings, Inc.	3,980	466,018

		14,375,976

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	1,465	69,968
Aceto Corp.	478	5,368
Aetna, Inc.	6,616	1,052,010
Amedisys, Inc. (a)	566	31,673
AmerisourceBergen Corp.	3,434	284,164
AMN Healthcare Services, Inc. (a)	828	37,840
Anthem, Inc.	5,371	1,019,846
BioScrip, Inc. (a) (b)	807	2,219
Brookdale Senior Living, Inc. (a)	3,009	31,895
Capital Senior Living Corp. (a) (b)	478	5,999
Cardinal Health, Inc.	6,275	419,923

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Centene Corp. (a)	3,291	$318,470
Chemed Corp.	332	67,081
Cigna Corp.	4,998	934,326
Community Health Systems, Inc. (a) (b)	2,083	15,997
CorVel Corp. (a)	1,002	54,509
DaVita, Inc. (a)	3,339	198,303
Diplomat Pharmacy, Inc. (a)	712	14,746
Ensign Group, Inc.	676	15,271
Envision Healthcare Corp. (a)	2,257	101,452
Express Scripts Holding Co. (a)	11,828	748,949
HCA Healthcare, Inc. (a)	6,015	478,734
HealthEquity, Inc. (a) (b)	699	35,355
HealthSouth Corp.	1,637	75,875
Henry Schein, Inc. (a)	3,204	262,696
Humana, Inc.	2,926	712,861
Kindred Healthcare, Inc.	1,182	8,038
Laboratory Corp. of America Holdings (a)	1,996	301,336
Landauer, Inc.	158	10,633
LHC Group, Inc. (a)	158	11,205
LifePoint Health, Inc. (a)	828	47,941
Magellan Health, Inc. (a)	496	42,805
McKesson Corp.	4,360	669,740
MEDNAX, Inc. (a)	1,829	78,867
Molina Healthcare, Inc. (a) (b)	847	58,240
National HealthCare Corp.	158	9,886
Owens & Minor, Inc.	1,165	34,018
Patterson Cos., Inc.	1,598	61,763
PharMerica Corp. (a)	478	14,005
Premier, Inc. Class A (a)	614	19,998
Providence Service Corp. (a)	1,002	54,188
Quest Diagnostics, Inc.	2,920	273,429
Select Medical Holdings Corp. (a)	2,585	49,632
Teladoc, Inc. (a) (b)	1,080	35,802
Tenet Healthcare Corp. (a) (b)	1,831	30,083
Tivity Health, Inc. (a)	472	19,258
Triple-S Management Corp. Class B (a)	480	11,366
UnitedHealth Group, Inc.	18,857	3,693,143
Universal Health Services, Inc. Class B	1,659	184,050
US Physical Therapy, Inc.	158	9,709
WellCare Health Plans, Inc. (a)	838	143,918

		12,868,583

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	3,249	46,233
athenahealth, Inc. (a) (b)	815	101,354
Cerner Corp. (a)	5,513	393,187
Computer Programs & Systems, Inc. (b)	158	4,669
Cotiviti Holdings, Inc. (a) (b)	820	29,504
Evolent Health, Inc. Class A (a) (b)	1,292	22,998
HealthStream, Inc. (a)	403	9,418
HMS Holdings Corp. (a)	1,599	31,756
Inovalon Holdings, Inc. Class A (a)	2,004	34,168
Medidata Solutions, Inc. (a)	1,090	85,085
Omnicell, Inc. (a)	664	33,897
Quality Systems, Inc. (a)	723	11,373
Veeva Systems, Inc. Class A (a)	2,124	119,815
Vocera Communications, Inc. (a)	403	12,642

		936,099

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	4,752	192,979
Belmond, Ltd. Class A (a)	1,763	24,065
Biglari Holdings, Inc. (a)	69	22,997
BJ’s Restaurants, Inc. (a)	498	15,164
Bloomin’ Brands, Inc.	2,376	41,818
Boyd Gaming Corp.	1,092	28,447
Brinker International, Inc. (b)	1,366	43,521
Buffalo Wild Wings, Inc. (a)	332	35,092
Caesars Entertainment Corp. (a) (b)	640	8,544
Carnival Corp.	8,139	525,535
Cheesecake Factory, Inc. (b)	985	41,488
Chipotle Mexican Grill, Inc. (a) (b)	592	182,235
Choice Hotels International, Inc.	496	31,694
Churchill Downs, Inc.	260	53,612
Chuy’s Holdings, Inc. (a)	320	6,736
Cracker Barrel Old Country Store, Inc. (b)	430	65,197
Darden Restaurants, Inc.	2,413	190,096
Dave & Buster’s Entertainment, Inc. (a)	1,395	73,210
Del Frisco’s Restaurant Group, Inc. (a)	119	1,731
Denny’s Corp. (a)	1,760	21,912
DineEquity, Inc. (b)	332	14,269
Domino’s Pizza, Inc.	1,092	216,817
Dunkin’ Brands Group, Inc.	2,014	106,903
Eldorado Resorts, Inc. (a) (b)	900	23,085
Extended Stay America, Inc.	3,194	63,880
Fiesta Restaurant Group, Inc. (a) (b)	403	7,657
Hilton Grand Vacations, Inc. (a)	975	37,664
Hilton Worldwide Holdings, Inc.	3,848	267,244
Hyatt Hotels Corp. Class A (a)	938	57,959
ILG, Inc.	2,012	53,781
International Game Technology PLC	1,722	42,275
International Speedway Corp. Class A	496	17,856
Jack in the Box, Inc.	745	75,930
La Quinta Holdings, Inc. (a)	1,775	31,063
Las Vegas Sands Corp.	7,216	462,979
Marcus Corp.	320	8,864
Marriott International, Inc. Class A	6,317	696,512
Marriott Vacations Worldwide Corp.	494	61,518
McDonald’s Corp.	16,304	2,554,511
MGM Resorts International	9,978	325,183
Norwegian Cruise Line Holdings, Ltd. (a)	3,418	184,743
Papa John’s International, Inc.	496	36,243
Penn National Gaming, Inc. (a)	1,274	29,799
Pinnacle Entertainment, Inc. (a)	1,024	21,821
Planet Fitness, Inc. Class A	1,679	45,299
Red Robin Gourmet Burgers, Inc. (a)	265	17,755
Red Rock Resorts, Inc. Class A	1,316	30,479
Royal Caribbean Cruises, Ltd.	3,381	400,784
Ruby Tuesday, Inc. (a)	1,039	2,223
Ruth’s Hospitality Group, Inc.	640	13,408
Scientific Games Corp. Class A (a) (b)	805	36,909
SeaWorld Entertainment, Inc. (b)	1,256	16,315
Six Flags Entertainment Corp. (b)	1,165	70,995
Sonic Corp. (b)	1,092	27,791
Speedway Motorsports, Inc.	119	2,535
Starbucks Corp.	28,293	1,519,617

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Texas Roadhouse, Inc.	1,088	$53,464
Vail Resorts, Inc.	782	178,390
Wendy’s Co.	2,926	45,441
Wyndham Worldwide Corp.	2,062	217,355
Wynn Resorts, Ltd.	1,489	221,742
Yum China Holdings, Inc. (a)	7,509	300,135
Yum! Brands, Inc.	7,509	552,738
Zoe’s Kitchen, Inc. (a) (b)	344	4,345

		10,762,349

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	480	8,995
CalAtlantic Group, Inc.	1,371	50,220
Cavco Industries, Inc. (a)	168	24,788
CSS Industries, Inc.	162	4,669
D.R. Horton, Inc.	6,656	265,774
Ethan Allen Interiors, Inc.	498	16,135
Garmin, Ltd. (b)	2,270	122,512
GoPro, Inc. Class A (a) (b)	1,742	19,180
Helen of Troy, Ltd. (a)	592	57,365
Hovnanian Enterprises, Inc. Class A (a) (b)	1,538	2,968
Installed Building Products, Inc. (a)	481	31,169
iRobot Corp. (a) (b)	496	38,222
KB Home	838	20,213
La-Z-Boy, Inc.	1,001	26,927
Leggett & Platt, Inc.	2,629	125,482
Lennar Corp. Class A	3,559	187,915
Libbey, Inc.	403	3,732
M/I Homes, Inc. (a)	480	12,830
MDC Holdings, Inc.	800	26,568
Meritage Homes Corp. (a)	553	24,553
Mohawk Industries, Inc. (a)	1,147	283,894
NACCO Industries, Inc. Class A	145	12,441
Newell Brands, Inc.	9,996	426,529
NVR, Inc. (a)	69	196,995
PulteGroup, Inc.	7,101	194,070
Taylor Morrison Home Corp. Class A (a)	561	12,370
Tempur Sealy International, Inc. (a) (b)	1,088	70,198
Toll Brothers, Inc.	3,543	146,928
TopBuild Corp. (a)	724	47,183
TRI Pointe Group, Inc. (a)	2,360	32,592
Tupperware Brands Corp.	1,001	61,882
Universal Electronics, Inc. (a)	260	16,484
Whirlpool Corp.	1,494	275,553
William Lyon Homes Class A (a) (b)	247	5,679

		2,853,015

HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. Class A (a)	745	27,707
Church & Dwight Co., Inc.	5,077	245,981
Clorox Co.	2,417	318,826
Colgate-Palmolive Co.	17,418	1,268,901
Energizer Holdings, Inc.	1,253	57,701
HRG Group, Inc. (a)	2,830	44,176
Kimberly-Clark Corp.	6,882	809,874
Procter & Gamble Co.	50,677	4,610,593
Spectrum Brands Holdings, Inc. (b)	428	45,334
WD-40 Co.	260	29,094

		7,458,187

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	16,365	180,342
Atlantic Power Corp. (a)	2,066	5,062
Calpine Corp. (a)	7,124	105,079
Dynegy, Inc. (a)	2,694	26,374
NRG Energy, Inc.	5,879	150,444
NRG Yield, Inc. Class A	631	11,970
NRG Yield, Inc. Class C (b)	1,820	35,126
Ormat Technologies, Inc.	664	40,537
Pattern Energy Group, Inc. (b)	760	18,316
TerraForm Power, Inc. Class A (a)	1,268	16,763
Vistra Energy Corp.	4,794	89,600

		679,613

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	11,487	2,411,121
Carlisle Cos., Inc.	1,165	116,838
General Electric Co.	171,997	4,158,888
Honeywell International, Inc.	15,108	2,141,408
Raven Industries, Inc.	650	21,060
Roper Technologies, Inc.	1,986	483,392

		9,332,707

INSURANCE — 3.0%
Aflac, Inc.	7,835	637,691
Alleghany Corp. (a)	332	183,931
Allstate Corp.	7,156	657,708
Ambac Financial Group, Inc. (a)	828	14,291
American Equity Investment Life Holding Co.	1,165	33,878
American Financial Group, Inc.	1,420	146,899
American International Group, Inc.	18,166	1,115,211
American National Insurance Co.	168	19,837
AMERISAFE, Inc.	332	19,322
AmTrust Financial Services, Inc. (b)	1,437	19,342
Aon PLC	5,290	772,869
Arch Capital Group, Ltd. (a)	2,417	238,074
Argo Group International Holdings, Ltd.	601	36,961
Arthur J Gallagher & Co.	3,456	212,717
Aspen Insurance Holdings, Ltd.	1,165	47,066
Assurant, Inc.	1,363	130,194
Assured Guaranty, Ltd.	2,387	90,109
Athene Holding, Ltd. Class A (a)	2,135	114,948
Axis Capital Holdings, Ltd.	2,161	123,847
Baldwin & Lyons, Inc. Class B	158	3,563
Brighthouse Financial, Inc. (a)	1,316	80,013
Brown & Brown, Inc.	2,161	104,139
Chubb, Ltd.	9,254	1,319,158
Cincinnati Financial Corp.	2,963	226,877
Citizens, Inc. (a) (b)	699	5,138
CNA Financial Corp.	498	25,024
CNO Financial Group, Inc.	4,089	95,437
eHealth, Inc. (a)	251	5,996
Employers Holdings, Inc.	592	26,906
Enstar Group, Ltd. (a)	164	36,465
Erie Indemnity Co. Class A	498	60,044
Everest Re Group, Ltd.	956	218,341
Fairfax Financial Holdings, Ltd.	99	51,381
FBL Financial Group, Inc. Class A	162	12,069

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

First American Financial Corp.	2,014	$100,640
FNF Group	5,067	240,480
Genworth Financial, Inc. Class A (a)	9,061	34,885
Global Indemnity, Ltd. (a)	158	6,699
Greenlight Capital Re, Ltd. Class A (a)	478	10,349
Hanover Insurance Group, Inc.	763	73,958
Hartford Financial Services Group, Inc.	7,156	396,657
HCI Group, Inc.	158	6,044
Horace Mann Educators Corp.	760	29,906
Infinity Property & Casualty Corp.	164	15,449
Kemper Corp.	828	43,884
Lincoln National Corp.	4,961	364,534
Loews Corp.	5,987	286,538
Maiden Holdings, Ltd.	865	6,877
Markel Corp. (a)	260	277,675
Marsh & McLennan Cos., Inc.	10,182	853,353
MBIA, Inc. (a)	2,637	22,942
Mercury General Corp. (b)	498	28,232
MetLife, Inc.	17,731	921,125
National General Holdings Corp.	699	13,358
National Western Life Group, Inc. Class A	96	33,504
Navigators Group, Inc.	328	19,139
Old Republic International Corp.	4,800	94,512
Primerica, Inc.	1,092	89,053
Principal Financial Group, Inc.	5,216	335,597
ProAssurance Corp.	1,140	62,301
Progressive Corp.	11,113	538,091
Prudential Financial, Inc.	8,662	920,944
Reinsurance Group of America, Inc.	1,312	183,063
RenaissanceRe Holdings, Ltd.	990	133,789
RLI Corp.	755	43,307
Safety Insurance Group, Inc.	260	19,838
Selective Insurance Group, Inc.	1,001	53,904
State Auto Financial Corp.	247	6,479
Stewart Information Services Corp.	393	14,840
Third Point Reinsurance, Ltd. (a)	1,043	16,271
Torchmark Corp.	2,522	201,987
Travelers Cos., Inc.	5,672	694,933
United Fire Group, Inc.	428	19,611
Universal Insurance Holdings, Inc.	478	10,994
Unum Group	4,906	250,844
Validus Holdings, Ltd.	1,930	94,975
White Mountains Insurance Group, Ltd.	113	96,841
Willis Towers Watson PLC	2,514	387,734
WR Berkley Corp.	2,031	135,549
XL Group, Ltd.	6,000	236,700

		15,313,831

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc. (a)	7,867	7,562,941
Expedia, Inc.	2,325	334,661
FTD Cos., Inc. (a)	362	4,721
Groupon, Inc. (a) (b)	7,698	40,030
HSN, Inc.	665	25,968
Lands’ End, Inc. (a)	267	3,524
Liberty Expedia Holdings, Inc. Class A (a)	1,164	61,820
Liberty Interactive Corp. QVC Group Class A (a)	10,125	238,646

Liberty TripAdvisor Holdings, Inc. Class A (a)	1,602	19,785
Liberty Ventures Series A (a)	1,811	104,223
Netflix, Inc. (a)	8,082	1,465,671
Nutrisystem, Inc.	466	26,049
Overstock.com, Inc. (a)	119	3,534
PetMed Express, Inc.	403	13,359
Priceline Group, Inc. (a)	989	1,810,681
Shutterfly, Inc. (a)	760	36,845
Travelport Worldwide, Ltd.	1,904	29,893
TripAdvisor, Inc. (a) (b)	2,410	97,677
Wayfair, Inc. Class A (a)	701	47,247

		11,927,275

INTERNET SOFTWARE & SERVICES — 4.4%
2U, Inc. (a) (b)	508	28,468
Actua Corp. (a)	1,646	25,184
Akamai Technologies, Inc. (a)	3,180	154,930
Alphabet, Inc. Class A (a)	5,890	5,735,211
Alphabet, Inc. Class C (a)	5,965	5,721,091
ANGI Homeservices, Inc. Class A (a)	1,433	17,855
Bankrate, Inc. (a)	800	11,160
Bazaarvoice, Inc. (a)	612	3,029
Benefitfocus, Inc. (a) (b)	500	16,825
Blucora, Inc. (a)	723	18,292
Box, Inc. Class A (a)	1,558	30,101
Brightcove, Inc. (a)	370	2,664
Cars.com, Inc. (a) (b)	1,408	37,467
ChannelAdvisor Corp. (a)	1,256	14,444
Cimpress NV (a) (b)	592	57,815
CommerceHub, Inc. Series A (a)	310	6,997
CommerceHub, Inc. Series C (a)	607	12,959
Cornerstone OnDemand, Inc. (a)	1,348	54,742
CoStar Group, Inc. (a)	665	178,386
DHI Group, Inc. (a)	723	1,880
eBay, Inc. (a)	20,774	798,968
Endurance International Group Holdings, Inc. (a)	990	8,118
Envestnet, Inc. (a)	847	43,197
Etsy, Inc. (a)	2,278	38,453
Facebook, Inc. Class A (a)	46,154	7,886,334
Five9, Inc. (a)	1,080	25,812
GoDaddy, Inc. Class A (a)	2,312	100,595
Gogo, Inc. (a) (b)	1,043	12,318
GrubHub, Inc. (a)	1,380	72,671
IAC/InterActiveCorp (a)	1,426	167,669
j2 Global, Inc.	828	61,173
Limelight Networks, Inc. (a)	7,750	30,768
Liquidity Services, Inc. (a)	372	2,195
LivePerson, Inc. (a)	928	12,574
LogMeIn, Inc.	983	108,179
New Relic, Inc. (a)	599	29,830
NIC, Inc.	1,165	19,980
Nutanix, Inc. Class A (a) (b)	1,100	24,629
Pandora Media, Inc. (a)	3,812	29,352
Q2 Holdings, Inc. (a)	599	24,948
QuinStreet, Inc. (a)	760	5,586
Quotient Technology, Inc. (a)	1,820	28,483
Shutterstock, Inc. (a)	507	16,878
SPS Commerce, Inc. (a)	724	41,058

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Stamps.com, Inc. (a)	260	$52,689
TechTarget, Inc. (a)	2,322	27,725
Trade Desk, Inc. Class A (a)	500	30,755
TrueCar, Inc. (a)	1,198	18,916
Twilio, Inc. Class A (a) (b)	1,198	35,760
Twitter, Inc. (a)	12,258	206,792
VeriSign, Inc. (a) (b)	1,884	200,439
Web.com Group, Inc. (a)	745	18,625
XO Group, Inc. (a)	480	9,442
Yelp, Inc. (a)	1,515	65,599
Zillow Group, Inc. Class A (a)	815	32,722
Zillow Group, Inc. Class C (a) (b)	2,309	92,845

		22,511,577

IT SERVICES — 3.9%
Accenture PLC Class A	12,193	1,646,909
Acxiom Corp. (a)	1,422	35,038
Alliance Data Systems Corp.	922	204,269
Amdocs, Ltd.	3,016	193,989
Automatic Data Processing, Inc.	8,961	979,617
Black Knight Financial Services, Inc. Class A (a) (b)	664	28,585
Blackhawk Network Holdings, Inc. (a)	1,039	45,508
Booz Allen Hamilton Holding Corp.	3,315	123,948
Broadridge Financial Solutions, Inc.	2,194	177,319
CACI International, Inc. Class A (a)	428	59,642
Cardtronics PLC Class A (a)	828	19,052
Cass Information Systems, Inc.	158	10,024
Cognizant Technology Solutions Corp. Class A	11,556	838,272
Conduent, Inc. (a)	4,522	70,860
Convergys Corp.	1,925	49,838
CoreLogic, Inc. (a)	1,763	81,486
CSG Systems International, Inc.	592	23,739
CSRA, Inc.	2,793	90,130
DST Systems, Inc.	1,516	83,198
DXC Technology Co.	5,569	478,266
EPAM Systems, Inc. (a)	935	82,215
Euronet Worldwide, Inc. (a)	924	87,586
EVERTEC, Inc.	1,165	18,465
ExlService Holdings, Inc. (a)	592	34,525
Fidelity National Information Services, Inc.	6,323	590,505
First Data Corp. Class A (a)	7,229	130,411
Fiserv, Inc. (a)	4,466	575,935
FleetCor Technologies, Inc. (a)	1,900	294,063
Forrester Research, Inc.	247	10,337
Gartner, Inc. (a)	1,894	235,633
Genpact, Ltd.	3,084	88,665
Global Payments, Inc.	3,288	312,459
International Business Machines Corp.	16,953	2,459,541
Jack Henry & Associates, Inc.	1,579	162,305
Leidos Holdings, Inc.	2,959	175,232
ManTech International Corp. Class A	498	21,987
Mastercard, Inc. Class A	18,541	2,617,989
MAXIMUS, Inc.	1,256	81,012
MoneyGram International, Inc. (a)	314	5,059
Paychex, Inc.	6,348	380,626
PayPal Holdings, Inc. (a)	23,128	1,480,886
Perficient, Inc. (a)	561	11,035
Sabre Corp.	4,045	73,214
Science Applications International Corp.	765	51,140

ServiceSource International, Inc. (a)	1,039	3,595
Square, Inc. Class A (a) (b)	4,311	124,200
Sykes Enterprises, Inc. (a)	760	22,162
Syntel, Inc.	505	9,923
TeleTech Holdings, Inc.	403	16,825
Teradata Corp. (a) (b)	3,043	102,823
Total System Services, Inc.	3,581	234,555
Unisys Corp. (a) (b)	778	6,613
Vantiv, Inc. Class A (a)	3,213	226,420
Virtusa Corp. (a)	436	16,472
Visa, Inc. Class A	36,394	3,830,105
Western Union Co.	10,301	197,779
WEX, Inc. (a)	760	85,287

		20,097,273

LEISURE EQUIPMENT & PRODUCTS — 0.1%
American Outdoor Brands Corp. (a)	1,165	17,766
Brunswick Corp.	1,709	95,653
Callaway Golf Co.	1,330	19,192
Hasbro, Inc.	2,105	205,595
Mattel, Inc. (b)	6,386	98,855
Nautilus, Inc. (a)	561	9,481
Polaris Industries, Inc. (b)	1,165	121,894
Sturm Ruger & Co., Inc. (b)	332	17,165
Vista Outdoor, Inc. (a)	1,167	26,771

		612,372

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	6,446	413,833
Bio-Rad Laboratories, Inc. Class A (a)	428	95,110
Bio-Techne Corp.	685	82,810
Bruker Corp.	1,993	59,292
Cambrex Corp. (a)	496	27,280
Charles River Laboratories International, Inc. (a)	930	100,459
Fluidigm Corp. (a) (b)	480	2,419
Illumina, Inc. (a)	2,857	569,114
INC Research Holdings, Inc. Class A (a)	1,108	57,948
Luminex Corp.	676	13,743
Mettler-Toledo International, Inc. (a)	476	298,052
PAREXEL International Corp. (a)	1,092	96,183
Patheon NV (a) (d)	78	2,728
PerkinElmer, Inc.	2,048	141,251
PRA Health Sciences, Inc. (a)	701	53,395
QIAGEN NV (a)	4,091	128,867
Quintiles IMS Holdings, Inc. (a)	2,376	225,886
Thermo Fisher Scientific, Inc.	7,923	1,499,032
VWR Corp. (a)	1,703	56,386
Waters Corp. (a)	1,603	287,771

		4,211,559

MACHINERY — 2.1%
Actuant Corp. Class A	1,330	34,048
AGCO Corp.	1,816	133,966
Alamo Group, Inc.	162	17,394
Albany International Corp. Class A	496	28,470
Allison Transmission Holdings, Inc.	3,363	126,213
Altra Industrial Motion Corp.	496	23,858
American Railcar Industries, Inc.	158	6,099
Astec Industries, Inc.	428	23,972
Barnes Group, Inc.	1,001	70,510

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Briggs & Stratton Corp.	828	$19,458
Caterpillar, Inc.	11,175	1,393,634
Chart Industries, Inc. (a)	668	26,206
CIRCOR International, Inc.	332	18,071
Colfax Corp. (a)	2,019	84,071
Columbus McKinnon Corp.	320	12,118
Crane Co.	883	70,631
Cummins, Inc.	3,089	519,045
Deere & Co.	6,145	771,751
Donaldson Co., Inc.	2,694	123,762
Douglas Dynamics, Inc.	403	15,878
Dover Corp.	3,217	294,002
EnPro Industries, Inc.	956	76,987
ESCO Technologies, Inc.	498	29,855
Federal Signal Corp.	1,197	25,472
Flowserve Corp.	2,691	114,610
Fortive Corp.	5,888	416,812
Franklin Electric Co., Inc.	828	37,136
FreightCar America, Inc.	119	2,328
Gardner Denver Holdings, Inc. (a)	800	22,016
Gorman-Rupp Co.	319	10,390
Graco, Inc.	1,166	144,223
Graham Corp.	119	2,479
Greenbrier Cos., Inc. (b)	498	23,979
Harsco Corp. (a)	1,353	28,278
Hillenbrand, Inc.	1,001	38,889
Hurco Cos., Inc.	162	6,739
Hyster-Yale Materials Handling, Inc.	176	13,453
IDEX Corp.	1,556	189,007
Illinois Tool Works, Inc.	6,015	889,979
Ingersoll-Rand PLC	5,344	476,524
ITT, Inc.	1,657	73,355
John Bean Technologies Corp.	551	55,706
Kadant, Inc.	158	15,571
Kennametal, Inc.	1,420	57,283
Lincoln Electric Holdings, Inc.	1,545	141,646
Lindsay Corp.	260	23,894
Lydall, Inc. (a)	332	19,024
Manitowoc Co., Inc. (a)	2,414	21,726
Meritor, Inc. (a)	1,829	47,572
Middleby Corp. (a)	1,168	149,703
Mueller Industries, Inc.	1,091	38,130
Mueller Water Products, Inc. Class A	2,853	36,518
Navistar International Corp. (a) (b)	1,032	45,480
Nordson Corp.	1,165	138,053
Oshkosh Corp.	1,658	136,851
PACCAR, Inc.	6,638	480,193
Parker-Hannifin Corp.	2,740	479,555
Pentair PLC	3,703	251,656
Proto Labs, Inc. (a)	332	26,660
RBC Bearings, Inc. (a)	428	53,564
Rexnord Corp. (a)	1,425	36,209
Snap-on, Inc.	1,092	162,719
SPX Corp. (a)	875	25,673
SPX FLOW, Inc. (a)	875	33,740
Standex International Corp.	260	27,612
Stanley Black & Decker, Inc.	3,017	455,476
Sun Hydraulics Corp.	428	23,112
Tennant Co.	332	21,978

Terex Corp.	2,018	90,850
Timken Co.	1,329	64,523
Titan International, Inc.	957	9,714
Toro Co.	2,195	136,222
TriMas Corp. (a)	1,004	27,108
Trinity Industries, Inc.	2,926	93,339
Wabash National Corp.	1,256	28,662
WABCO Holdings, Inc. (a)	1,059	156,732
Wabtec Corp. (b)	1,763	133,547
Watts Water Technologies, Inc. Class A	491	33,977
Welbilt, Inc. (a)	2,414	55,643
Woodward, Inc.	1,256	97,478
Xylem, Inc.	3,403	213,130

		10,581,897

MARINE — 0.0% (e)
Kirby Corp. (a)	1,092	72,018
Matson, Inc.	745	20,994

		93,012

MEDIA — 2.7%
AMC Entertainment Holdings, Inc. Class A (b)	424	6,233
AMC Networks, Inc. Class A (a)	1,094	63,966
Cable One, Inc.	96	69,324
CBS Corp. Class B	7,028	407,624
Central European Media Enterprises, Ltd. Class A (a) (b)	1,361	5,512
Charter Communications, Inc. Class A (a)	3,879	1,409,706
Cinemark Holdings, Inc.	2,088	75,606
Clear Channel Outdoor Holdings, Inc. Class A	546	2,539
Comcast Corp. Class A	92,820	3,571,714
Discovery Communications, Inc. Class A (a) (b)	2,977	63,380
Discovery Communications, Inc. Class C (a)	5,543	112,301
DISH Network Corp. Class A (a)	4,165	225,868
Entercom Communications Corp. Class A (b)	480	5,496
Entravision Communications Corp. Class A	957	5,455
Eros International PLC (a) (b)	800	11,440
EW Scripps Co. Class A (a)	1,002	19,148
Gannett Co., Inc.	2,105	18,945
Global Eagle Entertainment, Inc. (a) (b)	2,204	7,538
Gray Television, Inc. (a)	881	13,832
IMAX Corp. (a)	1,206	27,316
Interpublic Group of Cos., Inc.	7,886	163,950
John Wiley & Sons, Inc. Class A	828	44,298
Liberty Broadband Corp. Class A (a)	451	42,475
Liberty Broadband Corp. Class C (a)	2,037	194,126
Liberty Media Corp.-Liberty Braves Class A (a)	171	4,338
Liberty Media Corp.-Liberty Braves Class C (a)	602	15,213
Liberty Media Corp.-Liberty Formula One Class C (a)	3,394	129,277

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Liberty Media Corp.-Liberty Formula One Class A (a)	437	$15,946
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,857	77,808
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,613	151,276
Lions Gate Entertainment Corp. Class A (a) (b)	751	25,121
Lions Gate Entertainment Corp. Class B (a)	2,187	69,525
Live Nation Entertainment, Inc. (a)	2,540	110,617
Loral Space & Communications, Inc. (a)	247	12,227
Madison Square Garden Co. Class A (a)	372	79,645
MDC Partners, Inc. Class A	637	7,007
Meredith Corp. (b)	664	36,852
MSG Networks, Inc. Class A (a)	1,094	23,193
National CineMedia, Inc.	1,092	7,622
New Media Investment Group, Inc.	884	13,074
New York Times Co. Class A	2,256	44,218
News Corp. Class A	9,127	121,024
News Corp. Class B	2,248	30,685
Nexstar Media Group, Inc. Class A (b)	692	43,112
Omnicom Group, Inc.	4,962	367,535
Regal Entertainment Group Class A (b)	1,494	23,904
Scholastic Corp.	498	18,526
Scripps Networks Interactive, Inc. Class A	2,033	174,614
Sinclair Broadcast Group, Inc. Class A	1,256	40,255
Sirius XM Holdings, Inc. (b)	29,036	160,279
TEGNA, Inc.	4,216	56,199
Time Warner, Inc.	15,641	1,602,420
Time, Inc.	2,088	28,188
Tribune Media Co. Class A	1,549	63,292
Twenty-First Century Fox, Inc. Class A	21,519	567,671
Twenty-First Century Fox, Inc. Class B	8,965	231,207
Viacom, Inc. Class B	6,534	181,907
Walt Disney Co.	30,833	3,039,209
World Wrestling Entertainment, Inc. Class A	478	11,257

		14,152,035

METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	6,015	33,624
Alcoa Corp.	3,632	169,324
Allegheny Technologies, Inc. (b)	1,927	46,055
Carpenter Technology Corp. (b)	828	39,769
Century Aluminum Co. (a)	876	14,524
Cleveland-Cliffs, Inc. (a)	7,672	54,855
Coeur Mining, Inc. (a)	3,433	31,549
Commercial Metals Co.	2,159	41,086
Compass Minerals International, Inc. (b)	592	38,421
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	—
Freeport-McMoRan, Inc. (a)	28,514	400,337
Haynes International, Inc.	158	5,674
Hecla Mining Co.	6,098	30,612
Kaiser Aluminum Corp.	332	34,242
Materion Corp.	396	17,087
Newmont Mining Corp.	10,561	396,143
Nucor Corp.	6,574	368,407

Reliance Steel & Aluminum Co.	1,437	109,456
Royal Gold, Inc.	1,166	100,323
Schnitzer Steel Industries, Inc. Class A	491	13,822
Southern Copper Corp. (b)	2,923	116,218
Steel Dynamics, Inc.	4,084	140,775
SunCoke Energy, Inc. (a)	1,211	11,069
Tahoe Resources, Inc.	6,529	34,408
TimkenSteel Corp. (a)	774	12,771
United States Steel Corp. (b)	3,935	100,972
Worthington Industries, Inc.	936	43,056

		2,404,579

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (e)
AGNC Investment Corp. REIT	7,102	153,971

MULTI-UTILITIES — 0.9%
Ameren Corp.	4,474	258,776
Avista Corp.	1,587	82,159
Black Hills Corp. (b)	975	67,148
CenterPoint Energy, Inc.	8,563	250,125
CMS Energy Corp.	5,541	256,659
Consolidated Edison, Inc.	5,950	480,046
Dominion Energy, Inc.	12,712	977,934
DTE Energy Co.	3,507	376,512
MDU Resources Group, Inc.	4,488	116,464
NiSource, Inc.	6,591	168,664
NorthWestern Corp.	1,092	62,178
Public Service Enterprise Group, Inc.	9,811	453,759
SCANA Corp.	2,926	141,882
Sempra Energy	4,856	554,215
Unitil Corp.	324	16,025
Vectren Corp.	1,494	98,260
WEC Energy Group, Inc.	6,159	386,662

		4,747,468

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	1,048	56,141
Dillard’s, Inc. Class A (b)	452	25,344
Dollar General Corp.	5,507	446,342
Dollar Tree, Inc. (a)	4,522	392,600
Fred’s, Inc. Class A (b)	640	4,122
JC Penney Co., Inc. (a) (b)	5,517	21,020
Kohl’s Corp.	4,162	189,995
Macy’s, Inc. (b)	6,328	138,077
Nordstrom, Inc.	2,651	124,995
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	964	44,730
Sears Holdings Corp. (a) (b)	748	5,460
Target Corp.	10,845	639,963

		2,088,789

OIL, GAS & CONSUMABLE FUELS — 4.9%
Adams Resources & Energy, Inc.	44	1,826
Anadarko Petroleum Corp.	11,614	567,344
Andeavor	3,045	314,092
Antero Resources Corp. (a) (b)	4,494	89,431
Apache Corp.	7,260	332,508
Arch Coal, Inc. Class A	481	34,507
Bill Barrett Corp. (a)	881	3,779
Cabot Oil & Gas Corp.	8,848	236,684
California Resources Corp. (a) (b)	675	7,061

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Callon Petroleum Co. (a) (b)	5,545	$62,326
Carrizo Oil & Gas, Inc. (a)	1,098	18,809
Centennial Resource Development, Inc. Class A (a) (b)	2,157	38,761
Cheniere Energy, Inc. (a)	4,432	199,617
Chesapeake Energy Corp. (a) (b)	17,818	76,617
Chevron Corp.	37,208	4,371,940
Cimarex Energy Co.	1,957	222,452
Clean Energy Fuels Corp. (a)	1,201	2,978
Concho Resources, Inc. (a)	2,897	381,593
ConocoPhillips	24,093	1,205,855
CONSOL Energy, Inc. (a)	4,197	71,097
Continental Resources, Inc. (a) (b)	1,848	71,351
CVR Energy, Inc. (b)	247	6,397
Delek US Holdings, Inc.	1,271	33,974
Denbury Resources, Inc. (a) (b)	6,817	9,135
Devon Energy Corp.	10,090	370,404
DHT Holdings, Inc.	1,644	6,543
Diamondback Energy, Inc. (a)	2,092	204,932
Energen Corp. (a)	1,982	108,376
EOG Resources, Inc.	11,411	1,103,900
EP Energy Corp. Class A (a)	1,066	3,475
EQT Corp.	3,386	220,903
Extraction Oil & Gas, Inc. (a) (b)	2,396	36,874
Exxon Mobil Corp.	83,967	6,883,615
GasLog, Ltd.	480	8,376
Golar LNG, Ltd.	1,600	36,176
Green Plains, Inc.	480	9,672
Gulfport Energy Corp. (a)	4,237	60,759
Hess Corp.	5,289	248,001
HollyFrontier Corp.	3,774	135,751
Kinder Morgan, Inc.	37,416	717,639
Kosmos Energy, Ltd. (a) (b)	4,912	39,100
Laredo Petroleum, Inc. (a)	2,870	37,109
Marathon Oil Corp.	16,429	222,777
Marathon Petroleum Corp.	10,057	563,997
Matador Resources Co. (a) (b)	1,961	53,241
Murphy Oil Corp. (b)	3,512	93,279
Newfield Exploration Co. (a)	3,872	114,882
Noble Energy, Inc.	9,442	267,775
Nordic American Tankers, Ltd. (b)	1,194	6,376
Oasis Petroleum, Inc. (a)	4,120	37,574
Occidental Petroleum Corp.	15,346	985,367
ONEOK, Inc.	7,431	411,752
Panhandle Oil and Gas, Inc. Class A	1,087	25,871
Parsley Energy, Inc. Class A (a)	4,420	116,423
PBF Energy, Inc. Class A (b)	1,763	48,676
PDC Energy, Inc. (a)	1,470	72,074
Peabody Energy Corp. (a)	964	27,966
Phillips 66	8,714	798,290
Pioneer Natural Resources Co.	3,237	477,587
QEP Resources, Inc. (a)	4,383	37,562
Range Resources Corp. (b)	4,095	80,139
Renewable Energy Group, Inc. (a) (b)	403	4,896
REX American Resources Corp. (a) (b)	162	15,200
Rice Energy, Inc. (a)	3,863	111,795
RSP Permian, Inc. (a)	2,579	89,208
Sanchez Energy Corp. (a) (b)	989	4,767
Scorpio Tankers, Inc.	4,166	14,289

SemGroup Corp. Class A	1,323	38,036
Ship Finance International, Ltd. (b)	924	13,398
SM Energy Co.	2,135	37,875
Southwestern Energy Co. (a)	9,901	60,495
SRC Energy, Inc. (a) (b)	5,326	51,502
Targa Resources Corp.	3,889	183,950
Teekay Corp. (b)	723	6,456
Teekay Tankers, Ltd. Class A (b)	1,747	2,830
Ultra Petroleum Corp. (a) (b)	3,830	33,206
Valero Energy Corp.	9,062	697,140
Whiting Petroleum Corp. (a) (b)	4,249	23,200
Williams Cos., Inc.	16,257	487,873
World Fuel Services Corp.	1,330	45,100
WPX Energy, Inc. (a)	7,091	81,546

		25,036,109

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	767	26,768
Clearwater Paper Corp. (a)	428	21,079
Deltic Timber Corp.	158	13,972
Domtar Corp.	1,222	53,023
KapStone Paper and Packaging Corp.	1,422	30,559
Louisiana-Pacific Corp. (a)	2,631	71,248
Neenah Paper, Inc.	260	22,243
PH Glatfelter Co.	745	14,490
Schweitzer-Mauduit International, Inc.	592	24,544

		277,926

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	8,681	143,497
Edgewell Personal Care Co. (a)	1,253	91,181
Estee Lauder Cos., Inc. Class A	4,269	460,369
Herbalife, Ltd. (a) (b)	1,584	107,443
Inter Parfums, Inc.	320	13,200
Medifast, Inc.	247	14,664
Nu Skin Enterprises, Inc. Class A	1,092	67,136
Revlon, Inc. Class A (a) (b)	158	3,879
USANA Health Sciences, Inc. (a)	336	19,387

		920,756

PHARMACEUTICALS — 4.2%
Aerie Pharmaceuticals, Inc. (a) (b)	599	29,111
Akorn, Inc. (a)	1,761	58,448
Allergan PLC	6,580	1,348,571
Bristol-Myers Squibb Co.	32,501	2,071,614
Catalent, Inc. (a)	2,637	105,269
Cempra, Inc. (a)	1,324	4,303
Corcept Therapeutics, Inc. (a) (b)	2,940	56,742
Depomed, Inc. (a) (b)	1,092	6,323
Dermira, Inc. (a) (b)	717	19,359
Eli Lilly & Co.	19,588	1,675,558
Endo International PLC (a)	4,303	36,855
Horizon Pharma PLC (a)	3,128	39,663
Impax Laboratories, Inc. (a)	1,256	25,497
Innoviva, Inc. (a)	1,707	24,103
Intra-Cellular Therapies, Inc. (a) (b)	676	10,667
Johnson & Johnson	53,350	6,936,034
Lannett Co., Inc. (a) (b)	320	5,904
Mallinckrodt PLC (a)	2,158	80,644
Medicines Co. (a) (b)	1,438	53,264
Merck & Co., Inc.	53,966	3,455,443

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Mylan NV (a)	10,517	$329,918
Nektar Therapeutics (a)	3,271	78,504
Omeros Corp. (a) (b)	664	14,356
Pacira Pharmaceuticals, Inc. (a) (b)	665	24,971
Perrigo Co. PLC	2,842	240,575
Pfizer, Inc.	116,476	4,158,193
Phibro Animal Health Corp. Class A	320	11,856
Prestige Brands Holdings, Inc. (a)	924	46,283
Revance Therapeutics, Inc. (a)	320	8,816
SciClone Pharmaceuticals, Inc. (a)	1,027	11,502
Supernus Pharmaceuticals, Inc. (a)	964	38,560
Tetraphase Pharmaceuticals, Inc. (a)	381	2,606
TherapeuticsMD, Inc. (a) (b)	5,438	28,767
Theravance Biopharma, Inc. (a) (b)	1,164	39,855
Zoetis, Inc.	9,630	614,009

		21,692,143

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	881	4,009
Advisory Board Co. (a)	664	35,607
Barrett Business Services, Inc.	162	9,158
CBIZ, Inc. (a)	723	11,749
CRA International, Inc.	119	4,885
Dun & Bradstreet Corp.	758	88,239
Equifax, Inc.	2,451	259,782
Exponent, Inc.	497	36,728
FTI Consulting, Inc. (a)	760	26,965
Heidrick & Struggles International, Inc.	1,830	38,705
Huron Consulting Group, Inc. (a)	428	14,680
ICF International, Inc. (a)	332	17,911
IHS Markit, Ltd. (a)	7,666	337,917
Insperity, Inc.	428	37,664
Kelly Services, Inc. Class A	478	11,993
Kforce, Inc.	478	9,656
Korn/Ferry International	924	36,433
ManpowerGroup, Inc.	1,383	162,945
Mistras Group, Inc. (a)	247	5,064
Navigant Consulting, Inc. (a)	924	15,634
Nielsen Holdings PLC	6,894	285,756
On Assignment, Inc. (a)	828	44,447
Resources Connection, Inc.	369	5,129
Robert Half International, Inc.	2,633	132,545
RPX Corp. (a)	561	7,450
TransUnion (a)	2,961	139,937
TriNet Group, Inc. (a)	699	23,500
TrueBlue, Inc. (a)	760	17,062
Verisk Analytics, Inc. (a)	3,174	264,045
WageWorks, Inc. (a)	824	50,017

		2,135,612

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Acadia Realty Trust REIT	1,001	28,649
AG Mortgage Investment Trust, Inc. REIT	478	9,197
Agree Realty Corp. REIT	552	27,092
Alexander’s, Inc. REIT	96	40,713
Alexandria Real Estate Equities, Inc. REIT	1,811	215,455
Altisource Residential Corp. REIT	1,066	11,843
American Assets Trust, Inc. REIT	1,199	47,684

American Campus Communities, Inc. REIT	2,575	113,686
American Homes 4 Rent Class A REIT	4,409	95,719
American Tower Corp. REIT	8,374	1,144,558
Annaly Capital Management, Inc. REIT	22,537	274,726
Anworth Mortgage Asset Corp. REIT	2,563	15,404
Apartment Investment & Management Co. Class A REIT	2,682	117,633
Apollo Commercial Real Estate Finance, Inc. REIT (b)	2,057	37,252
Apple Hospitality REIT, Inc.	3,454	65,315
Armada Hoffler Properties, Inc. REIT	602	8,314
ARMOUR Residential REIT, Inc. (b)	864	23,242
Ashford Hospitality Prime, Inc. REIT	1,313	12,474
Ashford Hospitality Trust, Inc. REIT	927	6,183
AvalonBay Communities, Inc. REIT	2,692	480,307
Boston Properties, Inc. REIT	2,935	360,653
Brandywine Realty Trust REIT	2,923	51,123
Brixmor Property Group, Inc. REIT	6,043	113,608
Camden Property Trust REIT	1,784	163,147
Capstead Mortgage Corp. REIT	1,875	18,094
CareTrust REIT, Inc.	2,287	43,544
CBL & Associates Properties, Inc. REIT (b)	2,927	24,558
Cedar Realty Trust, Inc. REIT	5,250	29,505
Chatham Lodging Trust REIT	1,996	42,555
Chesapeake Lodging Trust REIT	1,977	53,320
Chimera Investment Corp. REIT	3,798	71,858
Columbia Property Trust, Inc. REIT	2,359	51,355
CoreSite Realty Corp. REIT	559	62,552
Corporate Office Properties Trust REIT	1,603	52,626
Crown Castle International Corp. REIT	8,074	807,239
CubeSmart REIT	4,110	106,696
CyrusOne, Inc. REIT	1,681	99,061
CYS Investments, Inc. REIT	3,262	28,184
DCT Industrial Trust, Inc. REIT	1,657	95,973
DDR Corp. REIT	5,952	54,520
DiamondRock Hospitality Co. REIT	3,595	39,365
Digital Realty Trust, Inc. REIT	4,094	484,443
Douglas Emmett, Inc. REIT	2,684	105,803
Duke Realty Corp. REIT	6,435	185,457
Dynex Capital, Inc. REIT	957	6,957
EastGroup Properties, Inc. REIT	496	43,708
Education Realty Trust, Inc. REIT	1,366	49,080
Empire State Realty Trust, Inc. Class A REIT	2,156	44,284
EPR Properties REIT	1,098	76,575
Equinix, Inc. REIT	1,519	677,930
Equity Commonwealth REIT (a)	2,161	65,694
Equity LifeStyle Properties, Inc. REIT	1,599	136,043
Equity Residential REIT	7,160	472,059
Essex Property Trust, Inc. REIT	1,317	334,558
Extra Space Storage, Inc. REIT	2,380	190,210
Federal Realty Investment Trust REIT	1,331	165,324
First Industrial Realty Trust, Inc. REIT	2,014	60,601
First Potomac Realty Trust REIT	3,834	42,711
Forest City Realty Trust, Inc. Class A REIT	5,005	127,678
Four Corners Property Trust, Inc. REIT	3,074	76,604

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	3,773	$40,069
Gaming and Leisure Properties, Inc. REIT	3,599	132,767
GEO Group, Inc. REIT	2,003	53,881
Getty Realty Corp. REIT	936	26,779
GGP, Inc. REIT	12,150	252,355
Gladstone Commercial Corp. REIT	537	11,959
Global Net Lease, Inc. REIT	3,073	67,268
Government Properties Income Trust REIT	1,705	32,003
Gramercy Property Trust REIT	3,102	93,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,484	36,165
HCP, Inc. REIT	8,662	241,063
Healthcare Realty Trust, Inc. REIT	2,126	68,755
Healthcare Trust of America, Inc. Class A REIT (b)	3,829	114,104
Hersha Hospitality Trust REIT	923	17,232
Highwoods Properties, Inc. REIT	1,939	101,003
Hospitality Properties Trust REIT	3,072	87,521
Host Hotels & Resorts, Inc. REIT	13,707	253,442
Hudson Pacific Properties, Inc. REIT	3,044	102,065
InfraREIT, Inc. (a)	326	7,293
Invesco Mortgage Capital, Inc. REIT	2,517	43,116
Investors Real Estate Trust	5,458	33,348
Invitation Homes, Inc. REIT	1,679	38,029
Iron Mountain, Inc. REIT	5,002	194,578
iStar, Inc. (a) (b)	1,600	18,880
Kilroy Realty Corp. REIT	1,693	120,406
Kimco Realty Corp. REIT	7,487	146,371
Kite Realty Group Trust REIT	1,928	39,042
Ladder Capital Corp. REIT	728	10,032
Lamar Advertising Co. Class A REIT	1,436	98,409
LaSalle Hotel Properties REIT	2,197	63,757
Lexington Realty Trust REIT	3,818	39,020
Liberty Property Trust REIT	2,631	108,029
Life Storage, Inc. REIT	847	69,293
LTC Properties, Inc. REIT	664	31,195
Macerich Co. REIT	2,849	156,610
Mack-Cali Realty Corp. REIT	1,659	39,335
Medical Properties Trust, Inc. REIT	9,379	123,146
MFA Financial, Inc. REIT	6,697	58,666
Mid-America Apartment Communities, Inc. REIT	2,123	226,906
Monmouth Real Estate Investment Corp.	1,930	31,247
MTGE Investment Corp. REIT	1,092	21,185
National Health Investors, Inc. REIT	666	51,475
National Retail Properties, Inc. REIT	2,489	103,692
National Storage Affiliates Trust REIT	1,530	37,087
New Residential Investment Corp. REIT	6,090	101,886
New Senior Investment Group, Inc. REIT	1,153	10,550
New York Mortgage Trust, Inc. REIT (b)	1,109	6,820
NorthStar Realty Europe Corp. REIT	1,019	13,053
Omega Healthcare Investors, Inc. REIT	3,362	107,281
One Liberty Properties, Inc.	1,940	47,258
Outfront Media, Inc. REIT	2,639	66,450
Paramount Group, Inc. REIT	2,853	45,648
Park Hotels & Resorts, Inc. REIT	2,814	77,554

Pebblebrook Hotel Trust REIT (b)	1,088	39,320
Pennsylvania Real Estate Investment Trust REIT	1,274	13,364
PennyMac Mortgage Investment Trust REIT	1,602	27,859
Physicians Realty Trust REIT	3,726	66,062
Piedmont Office Realty Trust, Inc. Class A REIT	3,084	62,173
Potlatch Corp. REIT	760	38,760
Prologis, Inc. REIT	10,344	656,430
PS Business Parks, Inc. REIT	498	66,483
Public Storage REIT	2,852	610,299
QTS Realty Trust, Inc. Class A, REIT	885	46,339
RAIT Financial Trust (b)	3,892	2,841
Ramco-Gershenson Properties Trust REIT	2,024	26,332
Rayonier, Inc. REIT	2,356	68,065
Realty Income Corp. REIT (b)	5,660	323,695
Redwood Trust, Inc. REIT	1,494	24,337
Regency Centers Corp. REIT	2,980	184,879
Resource Capital Corp. REIT	560	6,037
Retail Opportunity Investments Corp. REIT	1,876	35,663
Retail Properties of America, Inc. Class A REIT	4,358	57,221
Rexford Industrial Realty, Inc. REIT	1,312	37,549
RLJ Lodging Trust REIT	3,112	68,464
Ryman Hospitality Properties, Inc. REIT	818	51,117
Sabra Health Care REIT, Inc.	3,174	69,638
Saul Centers, Inc. REIT	666	41,232
SBA Communications Corp. REIT (a)	2,356	339,382
Select Income REIT	1,657	38,807
Senior Housing Properties Trust REIT	4,139	80,917
Seritage Growth Properties Class A REIT (b)	499	22,989
Simon Property Group, Inc. REIT	6,141	988,762
SL Green Realty Corp. REIT	1,925	195,041
Spirit Realty Capital, Inc. REIT	9,098	77,970
STAG Industrial, Inc. REIT	1,795	49,309
Starwood Property Trust, Inc. REIT	5,055	109,795
STORE Capital Corp. REIT	2,922	72,670
Summit Hotel Properties, Inc. REIT	3,602	57,596
Sun Communities, Inc. REIT	1,522	130,405
Sunstone Hotel Investors, Inc. REIT	4,268	68,587
Tanger Factory Outlet Centers, Inc. REIT (b)	1,665	40,659
Taubman Centers, Inc. REIT	1,165	57,901
Terreno Realty Corp.	1,167	42,222
Two Harbors Investment Corp. REIT	6,775	68,292
UDR, Inc. REIT	5,074	192,964
Universal Health Realty Income Trust REIT	815	61,524
Urban Edge Properties REIT	1,720	41,486
Urstadt Biddle Properties, Inc. Class A, REIT	1,200	26,040
Ventas, Inc. REIT	7,038	458,385
VEREIT, Inc. REIT	24,595	203,893
Vornado Realty Trust REIT	3,451	265,313
Washington Prime Group, Inc. REIT	3,398	28,305

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Washington Real Estate Investment Trust REIT	1,256	$41,147
Weingarten Realty Investors REIT	2,197	69,733
Welltower, Inc. REIT	7,156	502,924
Western Asset Mortgage Capital Corp. (b)	508	5,319
Weyerhaeuser Co. REIT	15,314	521,135
WP Carey, Inc. REIT	1,954	131,680
Xenia Hotels & Resorts, Inc. REIT	2,085	43,889

		20,268,814

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Altisource Portfolio Solutions SA (a) (b)	247	6,390
CBRE Group, Inc. Class A (a)	5,759	218,151
Consolidated-Tomoka Land Co.	162	9,731
Forestar Group, Inc. (a)	588	10,114
FRP Holdings, Inc. (a)	162	7,330
HFF, Inc. Class A	592	23,420
Howard Hughes Corp. (a)	760	89,627
Jones Lang LaSalle, Inc.	924	114,114
Kennedy-Wilson Holdings, Inc. (b)	1,600	29,680
Marcus & Millichap, Inc. (a)	320	8,637
RE/MAX Holdings, Inc. Class A	588	37,367
Realogy Holdings Corp.	2,659	87,614
RMR Group, Inc. Class A	99	5,084
St. Joe Co. (a)	1,001	18,869
Tejon Ranch Co. (a)	2,233	47,116

		713,244

ROAD & RAIL — 0.9%
AMERCO	168	62,983
ArcBest Corp.	471	15,755
Avis Budget Group, Inc. (a) (b)	1,979	75,321
CSX Corp.	17,387	943,419
Genesee & Wyoming, Inc. Class A (a)	1,003	74,232
Heartland Express, Inc.	828	20,766
Hertz Global Holdings, Inc. (a)	1,654	36,984
JB Hunt Transport Services, Inc.	1,762	195,723
Kansas City Southern	2,037	221,381
Knight-Swift Transportation Holdings, Inc. (a) (b)	2,050	85,178
Landstar System, Inc.	819	81,613
Marten Transport, Ltd.	800	16,440
Norfolk Southern Corp.	5,889	778,761
Old Dominion Freight Line, Inc.	1,330	146,446
Roadrunner Transportation Systems, Inc. (a)	320	3,050
Ryder System, Inc.	924	78,124
Saia, Inc. (a)	498	31,200
Union Pacific Corp.	16,343	1,895,298
Werner Enterprises, Inc.	828	30,263
YRC Worldwide, Inc. (a)	969	13,372

		4,806,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	760	61,378
Advanced Micro Devices, Inc. (a) (b)	16,239	207,047
Ambarella, Inc. (a) (b)	685	33,572
Amkor Technology, Inc. (a)	4,722	49,817
Analog Devices, Inc.	7,347	633,091

Applied Materials, Inc.	21,279	1,108,423
Axcelis Technologies, Inc. (a)	482	13,183
Broadcom, Ltd.	7,964	1,931,589
Brooks Automation, Inc.	1,256	38,132
Cabot Microelectronics Corp.	428	34,210
Cavium, Inc. (a)	1,785	117,703
CEVA, Inc. (a)	396	16,949
Cirrus Logic, Inc. (a)	1,150	61,318
Cohu, Inc.	508	12,111
Cree, Inc. (a)	2,142	60,383
Cypress Semiconductor Corp. (b)	5,604	84,172
Diodes, Inc. (a)	664	19,874
Entegris, Inc. (a)	2,593	74,808
First Solar, Inc. (a)	1,340	61,479
FormFactor, Inc. (a)	957	16,125
Inphi Corp. (a) (b)	987	39,174
Integrated Device Technology, Inc. (a)	2,417	64,244
Intel Corp.	93,652	3,566,268
IXYS Corp. (a)	499	11,826
KLA-Tencor Corp.	3,063	324,678
Kopin Corp. (a) (b)	863	3,599
Lam Research Corp.	3,208	593,608
Lattice Semiconductor Corp. (a)	1,954	10,180
MACOM Technology Solutions Holdings, Inc. (a) (b)	641	28,595
Marvell Technology Group, Ltd.	9,266	165,861
Maxim Integrated Products, Inc.	5,326	254,103
MaxLinear, Inc. (a)	2,367	56,216
Microchip Technology, Inc. (b)	4,651	417,567
Micron Technology, Inc. (a)	20,540	807,838
Microsemi Corp. (a)	2,815	144,916
MKS Instruments, Inc.	984	92,939
Monolithic Power Systems, Inc.	664	70,749
Nanometrics, Inc. (a)	478	13,766
NVE Corp.	92	7,265
NVIDIA Corp.	11,174	1,997,576
NXP Semiconductors NV (a)	6,720	759,965
ON Semiconductor Corp. (a)	8,354	154,298
PDF Solutions, Inc. (a) (b)	480	7,435
Photronics, Inc. (a)	1,039	9,195
Power Integrations, Inc.	496	36,307
Qorvo, Inc. (a)	3,044	215,150
QUALCOMM, Inc.	29,064	1,506,678
Rambus, Inc. (a)	2,036	27,181
Rudolph Technologies, Inc. (a)	561	14,754
Semtech Corp. (a)	1,256	47,163
Silicon Laboratories, Inc. (a)	745	59,526
Skyworks Solutions, Inc.	4,105	418,300
SunPower Corp. (a) (b)	745	5,431
Synaptics, Inc. (a) (b)	755	29,581
Teradyne, Inc.	3,471	129,434
Texas Instruments, Inc.	19,573	1,754,524
Veeco Instruments, Inc. (a)	884	18,918
Versum Materials, Inc.	2,004	77,795
Xcerra Corp. (a)	993	9,781
Xilinx, Inc.	4,847	343,313
Xperi Corp.	1,001	25,325

		18,956,386

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 4.9%
8x8, Inc. (a)	1,711	$23,098
ACI Worldwide, Inc. (a)	2,161	49,228
Activision Blizzard, Inc.	14,612	942,620
Adobe Systems, Inc. (a)	9,776	1,458,384
American Software, Inc. Class A	3,047	34,614
ANSYS, Inc. (a)	1,760	216,005
Aspen Technology, Inc. (a)	1,760	110,546
Atlassian Corp. PLC Class A (a)	1,434	50,405
Autodesk, Inc. (a)	4,145	465,318
Blackbaud, Inc.	828	72,698
Bottomline Technologies de, Inc. (a)	760	24,191
BroadSoft, Inc. (a) (b)	496	24,949
CA, Inc.	6,050	201,949
Cadence Design Systems, Inc. (a)	5,177	204,336
Callidus Software, Inc. (a)	1,816	44,764
CDK Global, Inc.	2,980	188,008
Citrix Systems, Inc. (a)	2,925	224,698
CommVault Systems, Inc. (a)	828	50,342
Dell Technologies, Inc. Class V (a)	4,222	325,981
Ebix, Inc.	592	38,628
Electronic Arts, Inc. (a)	5,929	699,978
Ellie Mae, Inc. (a) (b)	498	40,901
Fair Isaac Corp.	664	93,292
FireEye, Inc. (a)	2,639	44,256
Fortinet, Inc. (a)	2,517	90,209
Gigamon, Inc. (a) (b)	868	36,586
Glu Mobile, Inc. (a)	2,143	8,058
Guidewire Software, Inc. (a)	1,272	99,038
HubSpot, Inc. (a)	810	68,080
Imperva, Inc. (a)	428	18,575
Intuit, Inc.	4,704	668,627
Manhattan Associates, Inc. (a)	1,709	71,043
Microsoft Corp.	148,370	11,052,081
MicroStrategy, Inc. Class A (a)	164	20,944
Monotype Imaging Holdings, Inc.	760	14,630
Nuance Communications, Inc. (a)	4,854	76,305
Oracle Corp.	56,610	2,737,093
Paycom Software, Inc. (a) (b)	1,096	82,156
Paylocity Holding Corp. (a)	481	23,482
Pegasystems, Inc.	745	42,949
Progress Software Corp.	1,001	38,208
Proofpoint, Inc. (a) (b)	766	66,810
PROS Holdings, Inc. (a)	403	9,724
PTC, Inc. (a)	2,252	126,743
Qualys, Inc. (a)	825	42,735
RealPage, Inc. (a)	1,766	70,463
Red Hat, Inc. (a)	3,562	394,883
RingCentral, Inc. Class A (a)	1,037	43,295
salesforce.com, Inc. (a)	13,262	1,238,936
ServiceNow, Inc. (a)	3,324	390,670
Splunk, Inc. (a)	2,678	177,900
SS&C Technologies Holdings, Inc.	3,181	127,717
Symantec Corp.	12,870	422,265
Synchronoss Technologies, Inc. (a) (b)	1,084	10,114
Synopsys, Inc. (a)	2,803	225,726
Tableau Software, Inc. Class A (a)	929	69,573
Take-Two Interactive Software, Inc. (a)	1,975	201,904
TiVo Corp.	3,942	78,249

Tyler Technologies, Inc. (a)	758	132,135
Ultimate Software Group, Inc. (a) (b)	496	94,042
Varonis Systems, Inc. (a)	1,001	41,942
VASCO Data Security International, Inc. (a)	478	5,760
Verint Systems, Inc. (a)	1,034	43,273
VirnetX Holding Corp. (a) (b)	546	2,129
VMware, Inc. Class A (a) (b)	1,494	163,130
Workday, Inc. Class A (a)	2,610	275,068
Zendesk, Inc. (a)	1,973	57,434
Zix Corp. (a)	1,039	5,081
Zynga, Inc. Class A (a)	10,792	40,794

		25,335,748

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	1,422	62,042
Abercrombie & Fitch Co. Class A	1,474	21,285
Advance Auto Parts, Inc.	1,447	143,542
America’s Car-Mart, Inc. (a)	162	6,662
American Eagle Outfitters, Inc.	3,471	49,635
Asbury Automotive Group, Inc. (a)	592	36,171
Ascena Retail Group, Inc. (a) (b)	2,963	7,259
AutoNation, Inc. (a) (b)	1,312	62,268
AutoZone, Inc. (a)	602	358,256
Barnes & Noble Education, Inc. (a)	456	2,969
Barnes & Noble, Inc.	723	5,495
Bed Bath & Beyond, Inc.	3,557	83,483
Best Buy Co., Inc.	5,568	317,153
Big 5 Sporting Goods Corp. (b)	320	2,448
Buckle, Inc.	505	8,509
Burlington Stores, Inc. (a)	1,364	130,207
Caleres, Inc.	745	22,737
CarMax, Inc. (a) (b)	4,194	317,947
Cato Corp. Class A	505	6,681
Chico’s FAS, Inc.	3,033	27,145
Children’s Place, Inc. (b)	428	50,568
Citi Trends, Inc.	241	4,789
Conn’s, Inc. (a)	403	11,344
Dick’s Sporting Goods, Inc.	1,829	49,401
DSW, Inc. Class A	1,330	28,568
Express, Inc. (a)	1,599	10,809
Finish Line, Inc. Class A (b)	924	11,116
Five Below, Inc. (a)	1,001	54,935
Foot Locker, Inc.	2,803	98,722
Francesca’s Holdings Corp. (a)	699	5,145
GameStop Corp. Class A	2,146	44,336
Gap, Inc.	5,125	151,341
Genesco, Inc. (a)	385	10,241
GNC Holdings, Inc. Class A	1,763	15,585
Group 1 Automotive, Inc.	428	31,013
Guess?, Inc. (b)	1,108	18,869
Haverty Furniture Cos., Inc.	403	10,538
Hibbett Sports, Inc. (a)	498	7,097
Home Depot, Inc.	23,671	3,871,629
Kirkland’s, Inc. (a)	247	2,823
L Brands, Inc. (b)	4,793	199,437
Lithia Motors, Inc. Class A (b)	428	51,493
Lowe’s Cos., Inc.	16,942	1,354,344
Lumber Liquidators Holdings, Inc. (a)	478	18,632
MarineMax, Inc. (a)	480	7,944

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Michaels Cos., Inc. (a)	1,525	$32,742
Monro, Inc. (b)	592	33,182
Murphy USA, Inc. (a)	877	60,513
O’Reilly Automotive, Inc. (a)	1,754	377,759
Office Depot, Inc.	11,435	51,915
Penske Automotive Group, Inc.	745	35,440
Pier 1 Imports, Inc.	1,633	6,842
Rent-A-Center, Inc. (b)	1,107	12,708
RH (a)	592	41,629
Ross Stores, Inc.	7,644	493,573
Sally Beauty Holdings, Inc. (a)	3,084	60,385
Select Comfort Corp. (a)	1,092	33,907
Shoe Carnival, Inc.	247	5,528
Signet Jewelers, Ltd. (b)	1,494	99,426
Sonic Automotive, Inc. Class A (b)	760	15,504
Tailored Brands, Inc. (b)	827	11,942
Tiffany & Co.	1,985	182,183
Tile Shop Holdings, Inc.	320	4,064
TJX Cos., Inc.	12,760	940,795
Tractor Supply Co.	2,690	170,250
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,165	263,360
Urban Outfitters, Inc. (a) (b)	2,033	48,589
Vitamin Shoppe, Inc. (a)	505	2,702
Williams-Sonoma, Inc. (b)	1,829	91,194
Zumiez, Inc. (a)	403	7,294

		10,876,039

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a) (b)	1,829	24,490
Apple, Inc.	103,234	15,910,424
Cray, Inc. (a)	774	15,054
Diebold Nixdorf, Inc. (b)	1,165	26,620
Electronics For Imaging, Inc. (a)	828	35,339
Hewlett Packard Enterprise Co.	33,802	497,228
HP, Inc.	33,802	674,688
Immersion Corp. (a) (b)	478	3,905
NCR Corp. (a)	3,066	115,036
NetApp, Inc.	5,326	233,066
Pure Storage, Inc. Class A (a) (b)	1,797	28,734
Stratasys, Ltd. (a)	926	21,409
Super Micro Computer, Inc. (a)	592	13,083
Western Digital Corp.	5,709	493,258
Xerox Corp.	5,651	188,122

		18,280,456

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	1,156	114,155
Coach, Inc.	5,182	208,731
Columbia Sportswear Co.	496	30,544
Crocs, Inc. (a)	1,730	16,781
Deckers Outdoor Corp. (a)	664	45,424
Fossil Group, Inc. (a) (b)	1,004	9,367
G-III Apparel Group, Ltd. (a) (b)	664	19,269
Hanesbrands, Inc. (b)	7,322	180,414
Iconix Brand Group, Inc. (a)	991	5,639
lululemon athletica, Inc. (a)	2,085	129,791
Michael Kors Holdings, Ltd. (a)	3,673	175,753
Movado Group, Inc.	320	8,960

NIKE, Inc. Class B	26,358	1,366,662
Oxford Industries, Inc.	260	16,520
Perry Ellis International, Inc. (a)	119	2,816
PVH Corp.	1,494	188,334
Ralph Lauren Corp.	1,088	96,060
Skechers U.S.A., Inc. Class A (a)	2,266	56,854
Steven Madden, Ltd. (a)	1,120	48,496
Under Armour, Inc. Class A (a) (b)	3,370	55,538
Under Armour, Inc. Class C (a) (b)	3,171	47,628
Unifi, Inc. (a)	247	8,801
Vera Bradley, Inc. (a)	403	3,550
VF Corp.	6,542	415,875
Wolverine World Wide, Inc.	1,766	50,949

		3,302,911

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,653	35,539
Bank Mutual Corp.	800	8,120
Beneficial Bancorp, Inc.	1,479	24,551
BofI Holding, Inc. (a) (b)	1,328	37,808
Capitol Federal Financial, Inc.	2,757	40,528
Charter Financial Corp.	403	7,468
Dime Community Bancshares, Inc.	561	12,062
Essent Group, Ltd. (a)	2,022	81,891
Federal Agricultural Mortgage Corp. Class C	158	11,493
First Defiance Financial Corp.	158	8,293
Flagstar Bancorp, Inc. (a)	403	14,298
HomeStreet, Inc. (a)	241	6,507
Kearny Financial Corp.	1,722	26,433
LendingTree, Inc. (a)	166	40,579
Meridian Bancorp, Inc.	1,037	19,340
MGIC Investment Corp. (a)	5,778	72,398
Nationstar Mortgage Holdings, Inc. (a) (b)	403	7,484
New York Community Bancorp, Inc.	9,668	124,621
Northfield Bancorp, Inc.	1,092	18,946
Northwest Bancshares, Inc.	1,760	30,395
OceanFirst Financial Corp.	221	6,075
Ocwen Financial Corp. (a)	1,841	6,333
Oritani Financial Corp.	828	13,910
PennyMac Financial Services, Inc. Class A (a)	182	3,240
PHH Corp. (a)	1,065	14,835
Provident Financial Services, Inc.	1,088	29,017
Radian Group, Inc.	3,143	58,743
Territorial Bancorp, Inc.	158	4,988
TFS Financial Corp.	2,583	41,664
TrustCo Bank Corp. NY	1,643	14,623
United Financial Bancorp, Inc.	2,148	39,287
Walker & Dunlop, Inc. (a)	320	16,746
Washington Federal, Inc.	1,925	64,776
WSFS Financial Corp.	504	24,570

		967,561

TOBACCO — 1.1%
Altria Group, Inc.	38,120	2,417,570
British American Tobacco PLC ADR	678	42,341
Philip Morris International, Inc.	30,710	3,409,117
Universal Corp.	498	28,535

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Vector Group, Ltd. (b)	1,380	$28,243

		5,925,806

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,829	77,952
Aircastle, Ltd.	1,256	27,996
Applied Industrial Technologies, Inc.	745	49,021
Beacon Roofing Supply, Inc. (a)	924	47,355
BMC Stock Holdings, Inc. (a)	1,316	28,097
CAI International, Inc. (a)	251	7,610
DXP Enterprises, Inc. (a)	119	3,747
Fastenal Co.	5,394	245,858
GATX Corp. (b)	828	50,972
H&E Equipment Services, Inc.	478	13,958
HD Supply Holdings, Inc. (a)	4,628	166,932
Herc Holdings, Inc. (a)	549	26,972
Kaman Corp.	433	24,153
MRC Global, Inc. (a)	1,494	26,130
MSC Industrial Direct Co., Inc. Class A	828	62,572
NOW, Inc. (a)	1,938	26,764
Rush Enterprises, Inc. Class A (a)	664	30,737
SiteOne Landscape Supply, Inc. (a)	717	41,658
Textainer Group Holdings, Ltd. (a)	403	6,911
Titan Machinery, Inc. (a)	320	4,970
Triton International, Ltd. (a)	561	18,670
United Rentals, Inc. (a)	1,760	244,182
Univar, Inc. (a)	2,064	59,712
Veritiv Corp. (a)	146	4,745
W.W. Grainger, Inc. (b)	1,027	184,603
Watsco, Inc.	498	80,213
WESCO International, Inc. (a)	745	43,396

		1,605,886

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	1,569	113,250

WATER UTILITIES — 0.1%
American States Water Co.	865	42,601
American Water Works Co., Inc.	3,715	300,581
Aqua America, Inc. (b)	3,494	115,966
Artesian Resources Corp. Class A	611	23,096
California Water Service Group	1,532	58,446
Connecticut Water Service, Inc.	532	31,547
SJW Group	729	41,261

		613,498

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	1,001	37,237
Spok Holdings, Inc.	403	6,186
Sprint Corp. (a) (b)	17,003	132,283
T-Mobile US, Inc. (a)	5,507	339,562
Telephone & Data Systems, Inc.	1,762	49,142
United States Cellular Corp. (a)	247	8,744

		573,154

TOTAL COMMON STOCKS (Cost $457,495,923)		515,039,034

RIGHTS — 0.0% (e)
Chelsea Therapeutics International, Ltd. (CVR) (a) (f)	1,096	—

Dyax Corp. (CVR) (expiring 12/31/19) (a) (d)	1,923	4,711
Media General, Inc. (CVR) (a) (d)	1,318	132

TOTAL RIGHTS (Cost $2,135)		4,843

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	822,573	822,573
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,992,845	1,992,845

TOTAL SHORT-TERM INVESTMENTS (Cost $2,815,418)		2,815,418

TOTAL INVESTMENTS — 100.3% (Cost $460,313,476)		517,859,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,533,797)

NET ASSETS — 100.0%		$516,325,498

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $7,571 representing less than 0.05% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$12,135,631	$—	$—		$12,135,631
Air Freight & Logistics	3,464,319	—	—		3,464,319
Airlines	2,561,502	—	—		2,561,502
Auto Components	2,030,106	—	—		2,030,106
Automobiles.	3,218,558	—	—		3,218,558
Banks	33,732,926	—	—		33,732,926
Beverages	8,658,701	—	—		8,658,701
Biotechnology	17,604,540	—	—		17,604,540
Building Products	2,404,863	—	—		2,404,863
Capital Markets	14,860,386	—	—		14,860,386
Chemicals	11,820,942	—	—		11,820,942
Commercial Services & Supplies	2,805,929	—	—		2,805,929
Communications Equipment	5,859,995	—	—		5,859,995
Construction & Engineering	1,013,970	—	—		1,013,970
Construction Materials	794,577	—	—		794,577
Consumer Finance	3,897,994	—	—		3,897,994
Containers & Packaging	2,463,671	—	—		2,463,671
Distributors	616,707	—	—		616,707
Diversified Consumer Services	871,641	—	—		871,641
Diversified Financial Services	7,188,961	—	—		7,188,961
Diversified Telecommunication Services	9,659,299	—	—		9,659,299
Electric Utilities	9,307,575	—	—		9,307,575
Electrical Equipment	2,936,083	—	—		2,936,083
Electronic Equipment, Instruments & Components	3,805,251	—	—		3,805,251
Energy Equipment & Services	4,348,746	—	—		4,348,746
Equity Real Estate Investment Trusts (REITs)	582,107	—	—		582,107
Food & Staples Retailing	8,056,531	—	—		8,056,531
Food Products	6,880,696	—	—		6,880,696
Gas Utilities	893,052	—	—		893,052
Health Care Equipment & Supplies	14,375,976	—	—		14,375,976
Health Care Providers & Services	12,868,583	—	—		12,868,583
Health Care Technology	936,099	—	—		936,099
Hotels, Restaurants & Leisure	10,762,349	—	—		10,762,349
Household Durables	2,853,015	—	—		2,853,015
Household Products	7,458,187	—	—		7,458,187
Independent Power Producers & Energy Traders	679,613	—	—		679,613
Industrial Conglomerates	9,332,707	—	—		9,332,707
Insurance	15,313,831	—	—		15,313,831
Internet & Catalog Retail	11,927,275	—	—		11,927,275
Internet Software & Services	22,511,577	—	—		22,511,577
IT Services	20,097,273	—	—		20,097,273
Leisure Equipment & Products	612,372	—	—		612,372
Life Sciences Tools & Services	4,208,831	2,728	—		4,211,559
Machinery	10,581,897	—	—		10,581,897
Marine	93,012	—	—		93,012
Media	14,152,035	—	—		14,152,035
Metals & Mining	2,404,579	—	0	(a)	2,404,579
Mortgage Real Estate Investment	153,971	—	—		153,971
Multi-Utilities	4,747,468	—	—		4,747,468
Multiline Retail	2,088,789	—	—		2,088,789
Oil, Gas & Consumable Fuels	25,036,109	—	—		25,036,109

See accompanying Notes to Schedule of Investments

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Paper & Forest Products	$277,926	$—	$—		$277,926
Personal Products	920,756	—	—		920,756
Pharmaceuticals	21,692,143	—	—		21,692,143
Professional Services	2,135,612	—	—		2,135,612
Real Estate Investment Trusts (REITs)	20,268,814	—	—		20,268,814
Real Estate Management & Development	713,244	—	—		713,244
Road & Rail	4,806,309	—	—		4,806,309
Semiconductors & Semiconductor Equipment	18,956,386	—	—		18,956,386
Software	25,335,748	—	—		25,335,748
Specialty Retail	10,876,039	—	—		10,876,039
Technology Hardware, Storage & Peripherals	18,280,456	—	—		18,280,456
Textiles, Apparel & Luxury Goods	3,302,911	—	—		3,302,911
Thrifts & Mortgage Finance	967,561	—	—		967,561
Tobacco	5,925,806	—	—		5,925,806
Trading Companies & Distributors	1,605,886	—	—		1,605,886
Transportation Infrastructure	113,250	—	—		113,250
Water Utilities	613,498	—	—		613,498
Wireless Telecommunication Services	573,154	—	—		573,154
Rights
Biotechnology	—	4,711	0	(a)	4,711
Media	—	132	—		132
Short-Term Investments	2,815,418	—	—		2,815,418

TOTAL INVESTMENTS	$517,851,724	$7,571	$0		$517,859,295

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	6,161	$552,827	$151,004	$37,863	$16,456	$22,279	7,376	$704,703	$3,098
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,147,670	1,147,670	3,968,322	4,293,419	—	—	822,573	822,573	4,611
State Street Navigator Securities Lending Government Money Market Portfolio	1,424,445	1,424,445	2,653,459	2,085,059	—	—	1,992,845	1,992,845	12,463

TOTAL		$3,124,942	$6,772,785	$6,416,341	$16,456	$22,279		$3,520,121	$20,172

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	2,742	$68,221
Boeing Co.	3,532	897,870
BWX Technologies, Inc.	648	36,301
General Dynamics Corp.	1,665	342,291
HEICO Corp.	168	15,088
HEICO Corp. Class A	330	25,146
Hexcel Corp.	593	34,050
Huntington Ingalls Industries, Inc.	287	64,988
L3 Technologies, Inc.	473	89,127
Lockheed Martin Corp.	1,611	499,877
Northrop Grumman Corp.	964	277,362
Orbital ATK, Inc.	360	47,938
Raytheon Co.	1,869	348,718
Rockwell Collins, Inc.	1,002	130,971
Spirit AeroSystems Holdings, Inc. Class A	855	66,451
Teledyne Technologies, Inc. (a)	200	31,836
Textron, Inc.	1,701	91,650
TransDigm Group, Inc. (b)	330	84,364
United Technologies Corp.	4,795	556,604

		3,708,853

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	916	69,708
Expeditors International of Washington, Inc.	1,186	70,994
FedEx Corp.	1,588	358,221
United Parcel Service, Inc. Class B	4,427	531,638
XPO Logistics, Inc. (a)	700	47,446

		1,078,007

AIRLINES — 0.5%
Alaska Air Group, Inc.	802	61,169
American Airlines Group, Inc.	2,773	131,690
Copa Holdings SA Class A	208	25,902
Delta Air Lines, Inc.	4,283	206,526
JetBlue Airways Corp. (a)	1,933	35,819
Southwest Airlines Co.	3,545	198,449
Spirit Airlines, Inc. (a)	473	15,803
United Continental Holdings, Inc. (a)	1,771	107,818

		783,176

AUTO COMPONENTS — 0.3%
Adient PLC	585	49,134
BorgWarner, Inc.	1,398	71,620
Delphi Automotive PLC	1,732	170,429
Gentex Corp.	1,756	34,769
Goodyear Tire & Rubber Co.	1,570	52,202
Lear Corp.	464	80,309
Visteon Corp. (a)	252	31,190

		489,653

AUTOMOBILES — 0.7%
Ford Motor Co.	24,389	291,936
General Motors Co.	8,327	336,244
Harley-Davidson, Inc. (b)	1,225	59,057
Tesla, Inc. (a) (b)	824	281,067
Thor Industries, Inc.	283	35,633

		1,003,937

BANKS — 6.3%
Associated Banc-Corp.	953	23,110
Bank of America Corp.	62,632	1,587,095
Bank of Hawaii Corp.	260	21,674
Bank of the Ozarks, Inc.	700	33,635
BankUnited, Inc.	632	22,480
BB&T Corp.	5,140	241,272
BOK Financial Corp.	151	13,451
CIT Group, Inc.	740	36,297
Citigroup, Inc.	17,313	1,259,348
Citizens Financial Group, Inc.	3,274	123,986
Comerica, Inc.	1,105	84,267
Commerce Bancshares, Inc.	555	32,062
Cullen/Frost Bankers, Inc.	334	31,703
East West Bancorp, Inc.	853	50,992
Fifth Third Bancorp	5,036	140,907
First Hawaiian, Inc.	266	8,057
First Horizon National Corp.	1,434	27,461
First Republic Bank	1,005	104,982
FNB Corp.	2,000	28,060
Huntington Bancshares, Inc.	7,091	98,990
JPMorgan Chase & Co.	22,609	2,159,386
KeyCorp.	6,806	128,089
M&T Bank Corp.	927	149,284
PacWest Bancorp	724	36,569
People’s United Financial, Inc.	1,936	35,119
Pinnacle Financial Partners, Inc.	500	33,475
PNC Financial Services Group, Inc.	3,097	417,383
Popular, Inc.	632	22,714
Prosperity Bancshares, Inc.	400	26,292
Regions Financial Corp.	8,223	125,236
Signature Bank (a)	309	39,564
SunTrust Banks, Inc.	3,202	191,384
SVB Financial Group (a)	324	60,617
Synovus Financial Corp.	858	39,520
TCF Financial Corp.	989	16,853
US Bancorp	10,003	536,061
Webster Financial Corp.	600	31,530
Wells Fargo & Co.	28,571	1,575,691
Western Alliance Bancorp (a)	561	29,778
Zions Bancorp	1,187	56,003

		9,680,377

BEVERAGES — 1.8%
Brown-Forman Corp. Class A	322	17,932
Brown-Forman Corp. Class B	1,237	67,169
Coca-Cola Co.	24,469	1,101,350
Constellation Brands, Inc. Class A	1,074	214,209
Dr. Pepper Snapple Group, Inc.	1,185	104,837
Molson Coors Brewing Co. Class B	1,097	89,559
Monster Beverage Corp. (a)	2,584	142,766
PepsiCo, Inc.	9,113	1,015,462

		2,753,284

BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	10,112	898,552
ACADIA Pharmaceuticals, Inc. (a) (b)	560	21,095
Agios Pharmaceuticals, Inc. (a)	170	11,348
Alexion Pharmaceuticals, Inc. (a)	1,344	188,550
Alkermes PLC (a)	893	45,400

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Alnylam Pharmaceuticals, Inc. (a) (b)	436	$51,226
Amgen, Inc.	4,722	880,417
Biogen, Inc. (a)	1,366	427,722
BioMarin Pharmaceutical, Inc. (a)	1,116	103,866
Bioverativ, Inc. (a)	688	39,264
Celgene Corp. (a)	4,913	716,414
Exelixis, Inc. (a)	1,800	43,614
Gilead Sciences, Inc.	8,202	664,526
Incyte Corp. (a)	1,091	127,363
Intercept Pharmaceuticals, Inc. (a) (b)	89	5,166
Intrexon Corp. (a) (b)	298	5,665
Ionis Pharmaceuticals, Inc. (a) (b)	737	37,366
Juno Therapeutics, Inc. (a)	431	19,335
Neurocrine Biosciences, Inc. (a)	547	33,520
OPKO Health, Inc. (a) (b)	2,127	14,591
Regeneron Pharmaceuticals, Inc. (a)	500	223,560
Seattle Genetics, Inc. (a)	601	32,700
TESARO, Inc. (a)	200	25,820
United Therapeutics Corp. (a)	286	33,516
Vertex Pharmaceuticals, Inc. (a)	1,612	245,088

		4,895,684

BUILDING PRODUCTS — 0.4%
Allegion PLC.	588	50,844
AO Smith Corp.	918	54,557
Armstrong World Industries, Inc. (a)	224	11,480
Fortune Brands Home & Security, Inc.	968	65,079
Johnson Controls International PLC	5,867	236,381
Lennox International, Inc.	230	41,163
Masco Corp.	2,122	82,779
Owens Corning	729	56,388
USG Corp. (a) (b)	541	17,664

		616,335

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	378	71,756
Ameriprise Financial, Inc.	979	145,391
Bank of New York Mellon Corp.	6,307	334,397
BGC Partners, Inc. Class A	1,400	20,258
BlackRock, Inc.	787	351,860
CBOE Holdings, Inc.	729	78,462
Charles Schwab Corp.	7,572	331,199
CME Group, Inc.	2,131	289,134
E*TRADE Financial Corp. (a)	1,731	75,489
Eaton Vance Corp.	718	35,448
FactSet Research Systems, Inc. (b)	261	47,009
Federated Investors, Inc. Class B	569	16,899
Franklin Resources, Inc.	2,061	91,735
Goldman Sachs Group, Inc.	2,362	560,243
Interactive Brokers Group, Inc. Class A (b)	331	14,908
Intercontinental Exchange, Inc.	3,813	261,953
Invesco, Ltd.	2,619	91,770
Lazard, Ltd. Class A	767	34,684
Legg Mason, Inc.	653	25,669
LPL Financial Holdings, Inc.	550	28,363
MarketAxess Holdings, Inc.	263	48,526
Moody’s Corp.	1,071	149,094
Morgan Stanley	8,322	400,871
Morningstar, Inc.	115	9,774
MSCI, Inc.	569	66,516

Nasdaq, Inc.	711	55,152
Northern Trust Corp.	1,288	118,406
Raymond James Financial, Inc.	757	63,838
S&P Global, Inc.	1,646	257,286
SEI Investments Co.	829	50,619
State Street Corp. (c)	2,388	228,150
T Rowe Price Group, Inc.	1,558	141,233
TD Ameritrade Holding Corp.	1,616	78,861
Voya Financial, Inc.	1,343	53,572

		4,628,525

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	1,411	213,371
Albemarle Corp.	721	98,279
Ashland Global Holdings, Inc.	394	25,764
Axalta Coating Systems, Ltd. (a)	1,327	38,377
Cabot Corp.	390	21,762
Celanese Corp. Series A	929	96,867
CF Industries Holdings, Inc.	1,434	50,419
Chemours Co.	1,200	60,732
DowDuPont, Inc.	14,981	1,037,135
Eastman Chemical Co.	923	83,522
Ecolab, Inc.	1,641	211,049
FMC Corp.	819	73,145
Huntsman Corp.	1,166	31,972
International Flavors & Fragrances, Inc.	495	70,740
LyondellBasell Industries NV Class A	2,072	205,232
Monsanto Co.	2,817	337,533
Mosaic Co.	2,163	46,699
NewMarket Corp.	52	22,139
Olin Corp.	1,000	34,250
Platform Specialty Products Corp. (a)	1,054	11,752
PPG Industries, Inc.	1,681	182,657
Praxair, Inc.	1,870	261,314
RPM International, Inc.	805	41,329
Scotts Miracle-Gro Co.	270	26,282
Sherwin-Williams Co.	512	183,316
Valvoline, Inc.	1,115	26,147
Westlake Chemical Corp.	239	19,859
WR Grace & Co.	444	32,035

		3,543,678

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	587	84,692
Clean Harbors, Inc. (a)	357	20,242
Copart, Inc. (a)	1,334	45,849
KAR Auction Services, Inc.	895	42,727
Pitney Bowes, Inc.	1,202	16,840
Republic Services, Inc.	1,547	102,195
Rollins, Inc. (b)	590	27,223
Stericycle, Inc. (a)	511	36,598
Waste Management, Inc.	2,785	217,982

		594,348

COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	351	66,553
ARRIS International PLC (a)	1,216	34,644
Brocade Communications Systems, Inc.	2,614	31,237
Cisco Systems, Inc.	31,880	1,072,124
CommScope Holding Co., Inc. (a)	1,186	39,387
EchoStar Corp. Class A (a)	258	14,765

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

F5 Networks, Inc. (a)	455	$54,855
Harris Corp.	805	106,002
Juniper Networks, Inc.	2,466	68,629
Motorola Solutions, Inc.	1,050	89,114
Palo Alto Networks, Inc. (a)	566	81,561

		1,658,871

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	957	35,227
Fluor Corp.	917	38,606
Jacobs Engineering Group, Inc.	767	44,693
Quanta Services, Inc. (a)	914	34,156
Valmont Industries, Inc.	140	22,134

		174,816

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	295	31,477
Martin Marietta Materials, Inc.	423	87,235
Vulcan Materials Co.	822	98,311

		217,023

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	2,881	69,893
American Express Co.	4,643	420,006
Capital One Financial Corp.	3,040	257,366
Credit Acceptance Corp. (a)	51	14,289
Discover Financial Services	2,402	154,881
Navient Corp.	1,859	27,922
OneMain Holdings, Inc. (a) (b)	319	8,993
Santander Consumer USA Holdings, Inc. (a)	525	8,069
SLM Corp. (a)	2,626	30,120
Synchrony Financial	5,082	157,796

		1,149,335

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	390	33,661
Ardagh Group SA	100	2,141
Avery Dennison Corp.	553	54,382
Ball Corp.	2,238	92,429
Bemis Co., Inc.	611	27,843
Berry Global Group, Inc. (a)	807	45,717
Crown Holdings, Inc. (a)	854	51,001
Graphic Packaging Holding Co.	1,990	27,760
International Paper Co.	2,589	147,107
Owens-Illinois, Inc. (a)	993	24,984
Packaging Corp. of America	599	68,693
Sealed Air Corp.	1,261	53,870
Silgan Holdings, Inc.	462	13,597
Sonoco Products Co.	611	30,825
WestRock Co.	1,645	93,321

		767,331

DISTRIBUTORS — 0.1%
Genuine Parts Co.	922	88,189
LKQ Corp. (a)	1,842	66,294
Pool Corp.	270	29,206

		183,689

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	300	25,863
Graham Holdings Co. Class B	26	15,213

H&R Block, Inc.	1,498	39,667
Service Corp. International	1,233	42,538
ServiceMaster Global Holdings, Inc. (a)	887	41,450

		164,731

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	12,299	2,254,653
Leucadia National Corp.	2,113	53,353

		2,308,006

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	39,168	1,534,211
CenturyLink, Inc. (b)	3,412	64,487
Level 3 Communications, Inc. (a)	1,870	99,652
Verizon Communications, Inc.	26,007	1,287,086
Zayo Group Holdings, Inc. (a)	1,207	41,545

		3,026,981

ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	1,395	57,990
American Electric Power Co., Inc.	3,196	224,487
Avangrid, Inc. (b)	325	15,412
Duke Energy Corp.	4,453	373,696
Edison International	1,971	152,102
Entergy Corp.	1,102	84,149
Eversource Energy	2,019	122,028
Exelon Corp.	5,895	222,065
FirstEnergy Corp.	2,863	88,266
Great Plains Energy, Inc.	1,407	42,632
Hawaiian Electric Industries, Inc.	620	20,689
NextEra Energy, Inc.	2,968	434,960
OGE Energy Corp.	1,208	43,524
PG&E Corp.	3,256	221,701
Pinnacle West Capital Corp.	661	55,894
PPL Corp.	4,229	160,491
Southern Co.	6,262	307,715
Westar Energy, Inc.	873	43,301
Xcel Energy, Inc.	3,291	155,730

		2,826,832

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	266	45,561
AMETEK, Inc.	1,475	97,409
Eaton Corp. PLC	2,769	212,632
Emerson Electric Co.	4,135	259,843
Hubbell, Inc.	346	40,143
Regal Beloit Corp.	270	21,330
Rockwell Automation, Inc.	825	147,023
Sensata Technologies Holding NV (a) (b)	1,100	52,877

		876,818

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,887	159,716
Arrow Electronics, Inc. (a)	598	48,085
Avnet, Inc.	817	32,108
CDW Corp.	1,102	72,732
Cognex Corp.	521	57,456
Coherent, Inc. (a)	100	23,517
Corning, Inc.	5,658	169,287
Dolby Laboratories, Inc. Class A	287	16,508

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

FLIR Systems, Inc.	860	$33,463
IPG Photonics Corp. (a)	205	37,937
Jabil, Inc.	1,192	34,032
Keysight Technologies, Inc. (a)	1,058	44,076
National Instruments Corp.	626	26,398
Trimble, Inc. (a)	1,555	61,034
Universal Display Corp.	300	38,655
Zebra Technologies Corp. Class A (a)	319	34,637

		889,641

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes a GE Co.	2,778	101,730
Halliburton Co.	5,433	250,081
Helmerich & Payne, Inc. (b)	588	30,641
Nabors Industries, Ltd.	1,807	14,583
National Oilwell Varco, Inc.	2,381	85,073
Oceaneering International, Inc.	626	16,445
Patterson-UTI Energy, Inc.	1,299	27,201
RPC, Inc. (b)	360	8,924
Schlumberger, Ltd.	8,946	624,073
Transocean, Ltd. (a) (b)	2,188	23,543
Weatherford International PLC (a) (b)	5,850	26,793

		1,209,087

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	3,642	45,744
CoreCivic, Inc. REIT	707	18,926
JBG SMITH Properties REIT (a)	558	19,089
Uniti Group, Inc. REIT (a) (b)	1,029	15,085

		98,844

FOOD & STAPLES RETAILING — 1.7%
Casey’s General Stores, Inc. (b)	265	29,004
Costco Wholesale Corp.	2,779	456,562
CVS Health Corp.	6,400	520,448
Kroger Co.	6,051	121,383
Rite Aid Corp. (a) (b)	6,009	11,778
Sprouts Farmers Market, Inc. (a)	1,038	19,483
Sysco Corp.	3,016	162,713
US Foods Holding Corp. (a)	877	23,416
Wal-Mart Stores, Inc.	9,251	722,873
Walgreens Boots Alliance, Inc.	5,939	458,610

		2,526,270

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	3,508	149,125
Blue Buffalo Pet Products, Inc. (a) (b)	577	16,358
Bunge, Ltd.	879	61,055
Campbell Soup Co.	1,190	55,716
Conagra Brands, Inc.	2,695	90,929
Flowers Foods, Inc. (b)	1,084	20,390
General Mills, Inc.	3,746	193,893
Hain Celestial Group, Inc. (a)	587	24,155
Hershey Co.	893	97,489
Hormel Foods Corp.	1,632	52,453
Ingredion, Inc.	456	55,012
J.M. Smucker Co.	746	78,278
Kellogg Co.	1,528	95,301
Kraft Heinz Co.	3,785	293,527
Lamb Weston Holdings, Inc.	898	42,107

McCormick & Co., Inc.	765	78,520
Mondelez International, Inc. Class A	9,353	380,293
Pilgrim’s Pride Corp. (a) (b)	379	10,767
Pinnacle Foods, Inc.	710	40,591
Post Holdings, Inc. (a) (b)	411	36,279
Seaboard Corp.	2	9,010
TreeHouse Foods, Inc. (a) (b)	291	19,709
Tyson Foods, Inc. Class A	1,840	129,628

		2,030,585

GAS UTILITIES — 0.1%
Atmos Energy Corp.	594	49,801
National Fuel Gas Co. (b)	496	28,079
UGI Corp.	1,042	48,828

		126,708

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	10,886	580,877
ABIOMED, Inc. (a)	270	45,522
Alere, Inc. (a)	512	26,107
Align Technology, Inc. (a)	495	92,204
Baxter International, Inc.	3,200	200,800
Becton Dickinson and Co.	1,419	278,053
Boston Scientific Corp. (a)	8,763	255,617
C.R. Bard, Inc.	458	146,789
Cooper Cos., Inc.	286	67,813
Danaher Corp.	3,882	332,998
DENTSPLY SIRONA, Inc.	1,459	87,263
DexCom, Inc. (a) (b)	495	24,218
Edwards Lifesciences Corp. (a)	1,317	143,961
Hill-Rom Holdings, Inc.	370	27,380
Hologic, Inc. (a)	1,794	65,822
IDEXX Laboratories, Inc. (a)	600	93,294
Intuitive Surgical, Inc. (a)	241	252,057
Medtronic PLC	8,713	677,610
ResMed, Inc. (b)	855	65,801
STERIS PLC	500	44,200
Stryker Corp.	2,191	311,166
Teleflex, Inc.	255	61,702
Varian Medical Systems, Inc. (a)	618	61,837
West Pharmaceutical Services, Inc.	421	40,525
Zimmer Biomet Holdings, Inc.	1,265	148,119

		4,131,735

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	528	25,217
Aetna, Inc.	2,021	321,359
AmerisourceBergen Corp.	1,075	88,956
Anthem, Inc.	1,695	321,847
Brookdale Senior Living, Inc. (a)	1,113	11,798
Cardinal Health, Inc.	2,040	136,517
Centene Corp. (a)	1,005	97,254
Cigna Corp.	1,596	298,356
DaVita, Inc. (a)	1,068	63,428
Envision Healthcare Corp. (a)	669	30,072
Express Scripts Holding Co. (a)	3,726	235,930
HCA Healthcare, Inc. (a)	1,934	153,927
Henry Schein, Inc. (a)	1,040	85,270
Humana, Inc.	931	226,819
Laboratory Corp. of America Holdings (a)	636	96,017
LifePoint Health, Inc. (a)	269	15,575

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

McKesson Corp.	1,396	$214,440
MEDNAX, Inc. (a)	594	25,613
Patterson Cos., Inc. (b)	526	20,330
Premier, Inc. Class A (a)	219	7,133
Quest Diagnostics, Inc.	879	82,310
UnitedHealth Group, Inc.	6,132	1,200,952
Universal Health Services, Inc. Class B	546	60,573
WellCare Health Plans, Inc. (a)	277	47,572

		3,867,265

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a) (b)	236	29,349
Cerner Corp. (a)	1,795	128,019
Veeva Systems, Inc. Class A (a)	705	39,769

		197,137

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	1,563	63,473
Carnival Corp.	2,534	163,620
Chipotle Mexican Grill, Inc. (a) (b)	183	56,333
Choice Hotels International, Inc.	188	12,013
Darden Restaurants, Inc.	756	59,558
Domino’s Pizza, Inc.	330	65,522
Dunkin’ Brands Group, Inc.	563	29,884
Extended Stay America, Inc.	1,089	21,780
Hilton Grand Vacations, Inc. (a)	319	12,323
Hilton Worldwide Holdings, Inc.	1,260	87,507
Hyatt Hotels Corp. Class A (a)	214	13,223
International Game Technology PLC	576	14,141
Las Vegas Sands Corp.	2,295	147,247
Marriott International, Inc. Class A	2,063	227,466
McDonald’s Corp.	5,201	814,893
MGM Resorts International	3,093	100,801
Norwegian Cruise Line Holdings, Ltd. (a)	1,160	62,698
Royal Caribbean Cruises, Ltd.	1,121	132,883
Six Flags Entertainment Corp. (b)	423	25,778
Starbucks Corp.	8,956	481,027
Vail Resorts, Inc.	274	62,505
Wendy’s Co.	1,470	22,829
Wyndham Worldwide Corp.	710	74,841
Wynn Resorts, Ltd.	489	72,822
Yum China Holdings, Inc. (a)	2,362	94,409
Yum! Brands, Inc.	2,162	159,145

		3,078,721

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	426	15,604
D.R. Horton, Inc.	2,118	84,572
Garmin, Ltd. (b)	725	39,128
Leggett & Platt, Inc.	842	40,189
Lennar Corp. Class A	1,253	66,158
Lennar Corp. Class B	56	2,525
Mohawk Industries, Inc. (a)	381	94,301
Newell Brands, Inc.	3,001	128,053
NVR, Inc. (a)	21	59,955
PulteGroup, Inc.	1,634	44,657
Tempur Sealy International, Inc. (a)	356	22,969
Toll Brothers, Inc.	1,021	42,341
Tupperware Brands Corp.	310	19,164
Whirlpool Corp.	466	85,949

		745,565

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	1,632	79,070
Clorox Co.	797	105,132
Colgate-Palmolive Co.	5,518	401,986
Energizer Holdings, Inc.	373	17,177
Kimberly-Clark Corp.	2,239	263,486
Procter & Gamble Co.	16,299	1,482,883
Spectrum Brands Holdings, Inc. (b)	140	14,829

		2,364,563

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	4,347	47,904
Calpine Corp. (a)	2,281	33,645
NRG Energy, Inc.	1,962	50,207
Vistra Energy Corp.	1,500	28,035

		159,791

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	3,675	771,382
Carlisle Cos., Inc.	396	39,715
General Electric Co.	55,337	1,338,049
Honeywell International, Inc.	4,866	689,707
Roper Technologies, Inc.	648	157,723

		2,996,576

INSURANCE — 3.0%
Aflac, Inc.	2,400	195,336
Alleghany Corp. (a)	102	56,509
Allstate Corp.	2,403	220,860
American Financial Group, Inc.	458	47,380
American International Group, Inc.	5,861	359,807
American National Insurance Co.	52	6,140
Aon PLC	1,677	245,010
Arch Capital Group, Ltd. (a)	771	75,943
Arthur J Gallagher & Co.	1,040	64,012
Aspen Insurance Holdings, Ltd.	383	15,473
Assurant, Inc.	326	31,140
Assured Guaranty, Ltd.	932	35,183
Athene Holding, Ltd. Class A (a)	622	33,488
Axis Capital Holdings, Ltd.	638	36,564
Brighthouse Financial, Inc. (a)	546	33,197
Brown & Brown, Inc.	720	34,697
Chubb, Ltd.	2,925	416,959
Cincinnati Financial Corp.	971	74,349
CNA Financial Corp.	170	8,542
Erie Indemnity Co. Class A	163	19,653
Everest Re Group, Ltd.	279	63,721
First American Financial Corp.	682	34,080
FNF Group	1,672	79,353
Hanover Insurance Group, Inc.	261	25,299
Hartford Financial Services Group, Inc.	2,298	127,378
Lincoln National Corp.	1,515	111,322
Loews Corp.	1,853	88,685
Markel Corp. (a)	89	95,050
Marsh & McLennan Cos., Inc.	3,286	275,400
Mercury General Corp. (b)	163	9,240
MetLife, Inc.	5,716	296,946
Old Republic International Corp.	1,547	30,460
Principal Financial Group, Inc.	1,715	110,343
ProAssurance Corp.	351	19,182

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Progressive Corp.	3,783	$183,173
Prudential Financial, Inc.	2,779	295,463
Reinsurance Group of America, Inc.	429	59,858
RenaissanceRe Holdings, Ltd.	270	36,488
Torchmark Corp.	787	63,031
Travelers Cos., Inc.	1,786	218,821
Unum Group	1,575	80,530
Validus Holdings, Ltd.	551	27,115
White Mountains Insurance Group, Ltd.	30	25,710
Willis Towers Watson PLC	800	123,384
WR Berkley Corp.	619	41,312
XL Group, Ltd.	1,622	63,988

		4,595,574

INTERNET & CATALOG RETAIL — 2.4%
Amazon.com, Inc. (a)	2,523	2,425,486
Expedia, Inc.	741	106,659
Liberty Expedia Holdings, Inc. Class A (a)	342	18,164
Liberty Interactive Corp. QVC Group Class A (a)	2,983	70,309
Liberty Ventures Series A (a)	512	29,466
Netflix, Inc. (a)	2,594	470,422
Priceline Group, Inc. (a)	313	573,047
TripAdvisor, Inc. (a) (b)	681	27,601
Wayfair, Inc. Class A (a)	200	13,480

		3,734,634

INTERNET SOFTWARE & SERVICES — 4.5%
Akamai Technologies, Inc. (a)	1,063	51,789
Alphabet, Inc. Class A (a)	1,906	1,855,910
Alphabet, Inc. Class C (a)	1,936	1,856,837
CoStar Group, Inc. (a)	194	52,040
eBay, Inc. (a)	6,239	239,952
Facebook, Inc. Class A (a)	14,871	2,541,008
GoDaddy, Inc. Class A (a)	482	20,972
IAC/InterActiveCorp (a)	448	52,676
LogMeIn, Inc.	300	33,015
Match Group, Inc. (a) (b)	166	3,850
Pandora Media, Inc. (a)	1,295	9,971
Twitter, Inc. (a)	3,995	67,396
VeriSign, Inc. (a) (b)	610	64,898
Zillow Group, Inc. Class A (a)	293	11,764
Zillow Group, Inc. Class C (a) (b)	592	23,804

		6,885,882

IT SERVICES — 4.0%
Accenture PLC Class A	3,911	528,259
Alliance Data Systems Corp.	278	61,591
Amdocs, Ltd.	952	61,233
Automatic Data Processing, Inc.	2,886	315,497
Black Knight Financial Services, Inc. Class A (a) (b)	134	5,769
Booz Allen Hamilton Holding Corp.	745	27,856
Broadridge Financial Solutions, Inc.	734	59,322
Cognizant Technology Solutions Corp. Class A	3,777	273,984
Conduent, Inc. (a)	1,209	18,945
CoreLogic, Inc. (a)	557	25,745
CSRA, Inc.	916	29,559
DST Systems, Inc.	412	22,611
DXC Technology Co.	1,813	155,700

Euronet Worldwide, Inc. (a)	284	26,920
Fidelity National Information Services, Inc.	2,016	188,274
First Data Corp. Class A (a)	2,318	41,817
Fiserv, Inc. (a)	1,368	176,417
FleetCor Technologies, Inc. (a)	573	88,683
Gartner, Inc. (a)	533	66,310
Genpact, Ltd.	971	27,916
Global Payments, Inc.	1,001	95,125
International Business Machines Corp.	5,505	798,665
Jack Henry & Associates, Inc.	515	52,937
Leidos Holdings, Inc.	853	50,515
Mastercard, Inc. Class A	5,973	843,388
Paychex, Inc.	2,066	123,877
PayPal Holdings, Inc. (a)	7,294	467,035
Sabre Corp.	1,314	23,783
Square, Inc. Class A (a) (b)	1,404	40,449
Teradata Corp. (a) (b)	900	30,411
Total System Services, Inc.	1,106	72,443
Vantiv, Inc. Class A (a)	944	66,524
Visa, Inc. Class A (b)	11,786	1,240,359
Western Union Co.	3,218	61,786
WEX, Inc. (a)	229	25,698

		6,195,403

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	562	31,455
Hasbro, Inc.	694	67,783
Mattel, Inc. (b)	2,081	32,214
Polaris Industries, Inc. (b)	398	41,643

		173,095

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,066	132,637
Bio-Rad Laboratories, Inc. Class A (a)	130	28,889
Bio-Techne Corp.	222	26,837
Bruker Corp.	657	19,546
Charles River Laboratories International, Inc. (a)	286	30,894
Illumina, Inc. (a)	925	184,260
Mettler-Toledo International, Inc. (a)	158	98,933
PerkinElmer, Inc.	679	46,831
QIAGEN NV (a)	1,353	42,619
Quintiles IMS Holdings, Inc. (a)	886	84,232
Thermo Fisher Scientific, Inc.	2,583	488,704
VWR Corp. (a)	489	16,191
Waters Corp. (a)	500	89,760

		1,290,333

MACHINERY — 1.9%
AGCO Corp.	510	37,623
Allison Transmission Holdings, Inc.	832	31,225
Caterpillar, Inc.	3,603	449,330
Colfax Corp. (a)	565	23,527
Crane Co.	293	23,437
Cummins, Inc.	1,020	171,391
Deere & Co.	2,026	254,445
Donaldson Co., Inc.	843	38,727
Dover Corp.	996	91,024
Flowserve Corp.	840	35,776
Fortive Corp.	1,891	133,864

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Gardner Denver Holdings, Inc. (a)	300	$8,256
Graco, Inc.	358	44,281
IDEX Corp.	486	59,034
Illinois Tool Works, Inc.	1,979	292,813
Ingersoll-Rand PLC	1,628	145,169
ITT, Inc.	553	24,481
Lincoln Electric Holdings, Inc.	365	33,463
Middleby Corp. (a)	346	44,347
Nordson Corp.	386	45,741
Oshkosh Corp.	486	40,114
PACCAR, Inc.	2,135	154,446
Parker-Hannifin Corp.	864	151,217
Pentair PLC	1,042	70,814
Snap-on, Inc.	358	53,346
Stanley Black & Decker, Inc.	945	142,667
Terex Corp.	628	28,273
Timken Co.	493	23,935
Toro Co.	676	41,952
Trinity Industries, Inc.	939	29,954
WABCO Holdings, Inc. (a)	341	50,468
Wabtec Corp. (b)	560	42,420
Welbilt, Inc. (a)	799	18,417
Xylem, Inc.	1,125	70,459

		2,906,436

MARINE — 0.0%(d)
Kirby Corp. (a)	336	22,159

MEDIA — 2.8%
AMC Networks, Inc. Class A (a)	360	21,049
Cable One, Inc.	26	18,775
CBS Corp. Class B	2,184	126,672
Charter Communications, Inc. Class A (a)	1,177	427,745
Cinemark Holdings, Inc.	684	24,768
Comcast Corp. Class A	29,998	1,154,323
Discovery Communications, Inc. Class A (a) (b)	938	19,970
Discovery Communications, Inc. Class C (a)	1,352	27,392
DISH Network Corp. Class A (a)	1,400	75,922
Interpublic Group of Cos., Inc.	2,598	54,012
John Wiley & Sons, Inc. Class A	269	14,391
Liberty Broadband Corp. Class A (a)	150	14,127
Liberty Broadband Corp. Class C (a)	658	62,707
Liberty Media Corp.-Liberty Formula One Class C (a)	700	26,663
Liberty Media Corp.-Liberty Formula One Class A (a)	200	7,298
Liberty Media Corp.-Liberty SiriusXM Class A (a)	593	24,847
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,184	49,574
Lions Gate Entertainment Corp. Class A (a) (b)	260	8,697
Lions Gate Entertainment Corp. Class B (a)	667	21,204
Live Nation Entertainment, Inc. (a)	827	36,016
Madison Square Garden Co. Class A (a)	129	27,619
News Corp. Class A	2,335	30,962
News Corp. Class B	738	10,074
Omnicom Group, Inc.	1,515	112,216

Regal Entertainment Group Class A (b)	501	8,016
Scripps Networks Interactive, Inc. Class A	589	50,589
Sirius XM Holdings, Inc. (b)	8,550	47,196
TEGNA, Inc.	1,368	18,235
Time Warner, Inc.	4,984	510,611
Tribune Media Co. Class A	487	19,899
Twenty-First Century Fox, Inc. Class A	6,934	182,919
Twenty-First Century Fox, Inc. Class B	2,969	76,571
Viacom, Inc. Class A	58	2,129
Viacom, Inc. Class B	2,116	58,909
Walt Disney Co.	9,972	982,940

		4,355,037

METALS & MINING — 0.4%
Alcoa Corp.	1,215	56,643
Freeport-McMoRan, Inc. (a)	8,329	116,939
Newmont Mining Corp.	3,396	127,384
Nucor Corp.	2,033	113,929
Reliance Steel & Aluminum Co.	467	35,571
Royal Gold, Inc.	417	35,879
Southern Copper Corp. (b)	577	22,942
Steel Dynamics, Inc.	1,401	48,293
Tahoe Resources, Inc.	1,700	8,959
United States Steel Corp. (b)	890	22,837

		589,376

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT	2,016	43,707

MULTI-UTILITIES — 1.0%
Ameren Corp.	1,487	86,008
CenterPoint Energy, Inc.	2,647	77,319
CMS Energy Corp.	1,853	85,831
Consolidated Edison, Inc.	1,905	153,695
Dominion Energy, Inc.	4,000	307,720
DTE Energy Co.	1,166	125,182
MDU Resources Group, Inc.	1,127	29,246
NiSource, Inc.	1,947	49,824
Public Service Enterprise Group, Inc.	3,279	151,654
SCANA Corp.	836	40,537
Sempra Energy	1,644	187,630
Vectren Corp.	502	33,016
WEC Energy Group, Inc.	1,933	121,354

		1,449,016

MULTILINE RETAIL — 0.4%
Dollar General Corp.	1,841	149,213
Dollar Tree, Inc. (a)	1,435	124,587
Kohl’s Corp.	1,148	52,406
Macy’s, Inc. (b)	1,871	40,825
Nordstrom, Inc.	829	39,087
Target Corp.	3,560	210,076

		616,194

OIL, GAS & CONSUMABLE FUELS — 5.1%
Anadarko Petroleum Corp.	3,573	174,541
Andeavor	1,020	105,213
Antero Resources Corp. (a) (b)	1,431	28,477
Apache Corp.	2,335	106,943
Cabot Oil & Gas Corp.	2,923	78,190
Centennial Resource Development, Inc. Class A (a)	700	12,579

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Cheniere Energy, Inc. (a)	1,184	$53,327
Chesapeake Energy Corp. (a) (b)	5,716	24,579
Chevron Corp.	12,095	1,421,162
Cimarex Energy Co.	602	68,429
Concho Resources, Inc. (a)	925	121,841
ConocoPhillips	7,874	394,094
CONSOL Energy, Inc. (a)	1,357	22,988
Continental Resources, Inc. (a) (b)	519	20,039
Devon Energy Corp.	3,320	121,877
Diamondback Energy, Inc. (a)	622	60,931
Energen Corp. (a)	688	37,620
EOG Resources, Inc.	3,636	351,747
EQT Corp.	1,070	69,807
Extraction Oil & Gas, Inc. (a) (b)	740	11,389
Exxon Mobil Corp.	26,993	2,212,886
Gulfport Energy Corp. (a)	812	11,644
Hess Corp.	1,739	81,542
HollyFrontier Corp.	1,133	40,754
Kinder Morgan, Inc.	12,055	231,215
Kosmos Energy, Ltd. (a) (b)	767	6,105
Laredo Petroleum, Inc. (a) (b)	756	9,775
Marathon Oil Corp.	5,437	73,726
Marathon Petroleum Corp.	3,293	184,671
Murphy Oil Corp. (b)	1,097	29,136
Newfield Exploration Co. (a)	1,262	37,444
Noble Energy, Inc.	3,083	87,434
Occidental Petroleum Corp.	4,790	307,566
ONEOK, Inc.	2,370	131,322
Parsley Energy, Inc. Class A (a)	1,301	34,268
PBF Energy, Inc. Class A	593	16,373
Phillips 66	2,858	261,821
Pioneer Natural Resources Co.	1,123	165,687
QEP Resources, Inc. (a)	1,705	14,612
Range Resources Corp. (b)	1,265	24,756
Rice Energy, Inc. (a)	952	27,551
RSP Permian, Inc. (a)	800	27,672
SM Energy Co.	655	11,620
Southwestern Energy Co. (a)	3,303	20,181
Targa Resources Corp.	1,226	57,990
Valero Energy Corp.	2,934	225,713
Whiting Petroleum Corp. (a) (b)	1,213	6,623
Williams Cos., Inc.	5,224	156,772
World Fuel Services Corp.	442	14,988
WPX Energy, Inc. (a)	2,386	27,439

		7,825,059

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	400	17,356

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	3,001	49,606
Edgewell Personal Care Co. (a)	366	26,634
Estee Lauder Cos., Inc. Class A	1,396	150,545
Herbalife, Ltd. (a) (b)	481	32,626
Nu Skin Enterprises, Inc. Class A	345	21,211

		280,622

PHARMACEUTICALS — 4.4%
Akorn, Inc. (a)	485	16,097
Allergan PLC	2,153	441,257
Bristol-Myers Squibb Co.	10,583	674,560

Eli Lilly & Co.	6,270	536,336
Endo International PLC (a)	1,369	11,725
Johnson & Johnson	17,164	2,231,492
Mallinckrodt PLC (a)	687	25,673
Merck & Co., Inc.	17,483	1,119,437
Mylan NV (a)	3,329	104,431
Perrigo Co. PLC	890	75,339
Pfizer, Inc.	37,707	1,346,140
Zoetis, Inc.	3,170	202,119

		6,784,606

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	241	28,055
Equifax, Inc.	727	77,055
IHS Markit, Ltd. (a)	2,500	110,200
ManpowerGroup, Inc.	467	55,022
Nielsen Holdings PLC	2,241	92,889
Robert Half International, Inc.	853	42,940
TransUnion (a)	815	38,517
Verisk Analytics, Inc. (a)	998	83,023

		527,701

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	517	61,508
American Campus Communities, Inc. REIT	882	38,940
American Homes 4 Rent Class A REIT	1,424	30,915
American Tower Corp. REIT	2,727	372,726
Annaly Capital Management, Inc. REIT	6,682	81,454
Apartment Investment & Management Co. Class A REIT	984	43,158
Apple Hospitality REIT, Inc.	1,097	20,744
AvalonBay Communities, Inc. REIT	888	158,437
Boston Properties, Inc. REIT	1,031	126,689
Brandywine Realty Trust REIT	1,023	17,892
Brixmor Property Group, Inc. REIT	1,886	35,457
Camden Property Trust REIT	515	47,097
Chimera Investment Corp. REIT	1,212	22,931
Columbia Property Trust, Inc. REIT	772	16,806
CoreSite Realty Corp. REIT	200	22,380
Corporate Office Properties Trust REIT	557	18,286
Crown Castle International Corp. REIT	2,616	261,548
CubeSmart REIT	1,102	28,608
CyrusOne, Inc. REIT	523	30,820
DCT Industrial Trust, Inc. REIT	554	32,088
DDR Corp. REIT	1,876	17,184
Digital Realty Trust, Inc. REIT	1,314	155,486
Douglas Emmett, Inc. REIT	870	34,295
Duke Realty Corp. REIT	2,263	65,220
Empire State Realty Trust, Inc. Class A REIT	696	14,296
EPR Properties REIT	405	28,245
Equinix, Inc. REIT	488	217,794
Equity Commonwealth REIT (a)	751	22,830
Equity LifeStyle Properties, Inc. REIT	506	43,050
Equity Residential REIT	2,266	149,397
Essex Property Trust, Inc. REIT	424	107,709
Extra Space Storage, Inc. REIT	776	62,018
Federal Realty Investment Trust REIT	423	52,541
Forest City Realty Trust, Inc. Class A REIT	1,348	34,387

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Gaming and Leisure Properties, Inc. REIT	1,108	$40,874
GGP, Inc. REIT	3,932	81,668
HCP, Inc. REIT	2,985	83,073
Healthcare Trust of America, Inc. Class A REIT (b)	1,215	36,207
Highwoods Properties, Inc. REIT	562	29,275
Hospitality Properties Trust REIT	902	25,698
Host Hotels & Resorts, Inc. REIT	4,563	84,370
Hudson Pacific Properties, Inc. REIT	1,000	33,530
Invitation Homes, Inc. REIT	544	12,322
Iron Mountain, Inc. REIT	1,695	65,936
Kilroy Realty Corp. REIT	634	45,090
Kimco Realty Corp. REIT	2,475	48,386
Lamar Advertising Co. Class A REIT	467	32,004
Liberty Property Trust REIT	885	36,338
Life Storage, Inc. REIT	277	22,661
Macerich Co. REIT	932	51,232
Medical Properties Trust, Inc. REIT	2,300	30,199
MFA Financial, Inc. REIT	2,218	19,430
Mid-America Apartment Communities, Inc. REIT	715	76,419
National Retail Properties, Inc. REIT	888	36,994
New Residential Investment Corp. REIT	1,900	31,787
Omega Healthcare Investors, Inc. REIT	1,229	39,217
Outfront Media, Inc. REIT	892	22,461
Paramount Group, Inc. REIT	1,216	19,456
Park Hotels & Resorts, Inc. REIT	683	18,823
Piedmont Office Realty Trust, Inc. Class A REIT	945	19,051
Prologis, Inc. REIT	3,274	207,768
Public Storage REIT	944	202,007
Rayonier, Inc. REIT	754	21,783
Realty Income Corp. REIT (b)	1,763	100,826
Regency Centers Corp. REIT	921	57,139
Retail Properties of America, Inc. Class A REIT	1,531	20,102
SBA Communications Corp. REIT (a)	797	114,808
Senior Housing Properties Trust REIT	1,336	26,119
Simon Property Group, Inc. REIT	1,974	317,834
SL Green Realty Corp. REIT	625	63,325
Spirit Realty Capital, Inc. REIT	2,797	23,970
Starwood Property Trust, Inc. REIT	1,663	36,120
STORE Capital Corp. REIT	967	24,049
Sun Communities, Inc. REIT	409	35,043
Tanger Factory Outlet Centers, Inc. REIT (b)	575	14,042
Taubman Centers, Inc. REIT	386	19,184
Two Harbors Investment Corp. REIT	2,203	22,206
UDR, Inc. REIT	1,618	61,533
Ventas, Inc. REIT	2,300	149,799
VEREIT, Inc. REIT	5,634	46,706
Vornado Realty Trust REIT	1,116	85,798
Weingarten Realty Investors REIT	773	24,535
Welltower, Inc. REIT	2,253	158,341
Weyerhaeuser Co. REIT	4,778	162,595
WP Carey, Inc. REIT	617	41,580

		5,552,649

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
CBRE Group, Inc. Class A (a)	2,041	77,313

Howard Hughes Corp. (a)	234	27,596
Jones Lang LaSalle, Inc.	267	32,975
Realogy Holdings Corp.	933	30,742

		168,626

ROAD & RAIL — 0.9%
AMERCO	46	17,245
CSX Corp.	5,547	300,980
Genesee & Wyoming, Inc. Class A (a)	355	26,274
JB Hunt Transport Services, Inc.	549	60,983
Kansas City Southern	664	72,163
Landstar System, Inc.	271	27,005
Norfolk Southern Corp.	1,869	247,157
Old Dominion Freight Line, Inc.	412	45,365
Ryder System, Inc.	321	27,141
Union Pacific Corp.	5,178	600,493

		1,424,806

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a) (b)	5,200	66,300
Analog Devices, Inc.	2,334	201,121
Applied Materials, Inc.	6,872	357,962
Broadcom, Ltd.	2,564	621,873
Cavium, Inc. (a)	400	26,376
Cypress Semiconductor Corp. (b)	1,988	29,860
First Solar, Inc. (a)	505	23,169
Intel Corp	30,092	1,145,903
KLA-Tencor Corp.	983	104,198
Lam Research Corp.	981	181,524
Marvell Technology Group, Ltd.	2,480	44,392
Maxim Integrated Products, Inc.	1,736	82,825
Microchip Technology, Inc. (b)	1,364	122,460
Micron Technology, Inc. (a)	6,716	264,140
Microsemi Corp. (a)	700	36,036
NVIDIA Corp.	3,656	653,583
NXP Semiconductors NV (a)	2,000	226,180
ON Semiconductor Corp. (a)	2,559	47,265
Qorvo, Inc. (a)	876	61,916
QUALCOMM, Inc.	9,361	485,274
Skyworks Solutions, Inc.	1,157	117,898
Teradyne, Inc.	1,217	45,382
Texas Instruments, Inc.	6,401	573,786
Versum Materials, Inc.	606	23,525
Xilinx, Inc.	1,580	111,911

		5,654,859

SOFTWARE — 5.0%
Activision Blizzard, Inc.	4,699	303,132
Adobe Systems, Inc. (a)	3,188	475,586
ANSYS, Inc. (a)	560	68,729
Atlassian Corp. PLC Class A (a)	448	15,747
Autodesk, Inc. (a)	1,345	150,990
CA, Inc.	1,902	63,489
Cadence Design Systems, Inc. (a)	1,609	63,507
CDK Global, Inc.	968	61,071
Citrix Systems, Inc. (a)	953	73,209
Dell Technologies, Inc. Class V (a)	1,346	103,925
Electronic Arts, Inc. (a)	1,945	229,627
FireEye, Inc. (a)	930	15,596
Fortinet, Inc. (a)	844	30,249
Guidewire Software, Inc. (a)	425	33,090

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Intuit, Inc.	1,556	$221,170
Manhattan Associates, Inc. (a)	421	17,501
Microsoft Corp.	47,758	3,557,493
Nuance Communications, Inc. (a)	1,508	23,706
Oracle Corp.	18,422	890,704
PTC, Inc. (a)	739	41,591
Red Hat, Inc. (a)	1,134	125,715
salesforce.com, Inc. (a)	4,285	400,305
ServiceNow, Inc. (a)	1,050	123,406
Splunk, Inc. (a)	780	51,815
SS&C Technologies Holdings, Inc.	1,135	45,570
Symantec Corp.	4,053	132,979
Synopsys, Inc. (a)	913	73,524
Tableau Software, Inc. Class A (a)	294	22,018
Take-Two Interactive Software, Inc. (a)	600	61,338
Tyler Technologies, Inc. (a)	226	39,396
Ultimate Software Group, Inc. (a) (b)	177	33,559
VMware, Inc. Class A (a) (b)	509	55,578
Workday, Inc. Class A (a)	810	85,366
Zynga, Inc. Class A (a)	4,093	15,472

		7,706,153

SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	446	44,243
AutoNation, Inc. (a) (b)	420	19,933
AutoZone, Inc. (a)	188	111,881
Bed Bath & Beyond, Inc.	1,035	24,292
Best Buy Co., Inc.	1,728	98,427
Burlington Stores, Inc. (a)	419	39,998
CarMax, Inc. (a) (b)	1,206	91,427
Dick’s Sporting Goods, Inc.	534	14,423
Floor & Decor Holdings, Inc. Class A (a)	100	3,893
Foot Locker, Inc.	873	30,747
GameStop Corp. Class A	672	13,884
Gap, Inc.	1,532	45,240
Home Depot, Inc.	7,671	1,254,669
L Brands, Inc. (b)	1,544	64,246
Lowe’s Cos., Inc.	5,393	431,116
Michaels Cos., Inc. (a)	539	11,572
Murphy USA, Inc. (a)	268	18,492
O’Reilly Automotive, Inc. (a)	509	109,623
Penske Automotive Group, Inc.	251	11,940
Ross Stores, Inc.	2,520	162,716
Sally Beauty Holdings, Inc. (a)	971	19,012
Signet Jewelers, Ltd. (b)	477	31,744
Tiffany & Co.	680	62,410
TJX Cos., Inc.	4,122	303,915
Tractor Supply Co.	833	52,721
Ulta Salon Cosmetics & Fragrance, Inc. (a)	384	86,807
Urban Outfitters, Inc. (a) (b)	611	14,603
Williams-Sonoma, Inc. (b)	580	28,919

		3,202,893

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	33,190	5,115,243
Hewlett Packard Enterprise Co.	10,938	160,898
HP, Inc.	10,945	218,462
NCR Corp. (a)	916	34,368
NetApp, Inc.	1,855	81,175

Western Digital Corp.	1,832	158,285
Xerox Corp.	1,513	50,368

		5,818,799

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	327	32,291
Coach, Inc.	1,696	68,315
Hanesbrands, Inc. (b)	2,387	58,816
lululemon athletica, Inc. (a)	662	41,210
Michael Kors Holdings, Ltd. (a)	971	46,462
NIKE, Inc. Class B	8,434	437,303
PVH Corp.	498	62,778
Ralph Lauren Corp.	360	31,784
Skechers U.S.A., Inc. Class A (a)	760	19,068
Under Armour, Inc. Class A (a) (b)	1,083	17,848
Under Armour, Inc. Class C (a) (b)	1,093	16,417
VF Corp.	2,099	133,433

		965,725

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	3,129	40,333
TFS Financial Corp.	426	6,871

		47,204

TOBACCO — 1.2%
Altria Group, Inc.	12,297	779,876
Philip Morris International, Inc.	9,881	1,096,890

		1,876,766

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	637	27,149
Fastenal Co.	1,783	81,269
HD Supply Holdings, Inc. (a)	1,397	50,390
MSC Industrial Direct Co., Inc. Class A	281	21,235
United Rentals, Inc. (a)	585	81,163
Univar, Inc. (a)	700	20,251
W.W. Grainger, Inc. (b)	347	62,373
Watsco, Inc.	156	25,127
WESCO International, Inc. (a)	271	15,786

		384,743

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	430	31,037

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,076	87,059
Aqua America, Inc. (b)	1,072	35,580

		122,639

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	4,573	35,578
T-Mobile US, Inc. (a)	1,778	109,632
Telephone & Data Systems, Inc.	569	15,869
United States Cellular Corp. (a)	78	2,761

		163,840

TOTAL COMMON STOCKS (Cost $115,297,577)		152,965,707

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	209,677	209,677

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	175,877	$175,877

TOTAL SHORT-TERM INVESTMENTS (Cost $385,554)		385,554

TOTAL INVESTMENTS — 100.0% (Cost $115,683,131)		153,351,261
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(35,939)

NET ASSETS — 100.0%		$153,315,322

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,708,853	$—	$—	$3,708,853
Air Freight & Logistics	1,078,007	—	—	1,078,007
Airlines	783,176	—	—	783,176
Auto Components	489,653	—	—	489,653
Automobiles	1,003,937	—	—	1,003,937
Banks	9,680,377	—	—	9,680,377
Beverages	2,753,284	—	—	2,753,284
Biotechnology	4,895,684	—	—	4,895,684
Building Products	616,335	—	—	616,335
Capital Markets	4,628,525	—	—	4,628,525
Chemicals	3,543,678	—	—	3,543,678
Commercial Services & Supplies	594,348	—	—	594,348
Communications Equipment	1,658,871	—	—	1,658,871
Construction & Engineering	174,816	—	—	174,816
Construction Materials	217,023	—	—	217,023
Consumer Finance	1,149,335	—	—	1,149,335
Containers & Packaging	767,331	—	—	767,331
Distributors	183,689	—	—	183,689
Diversified Consumer Services	164,731	—	—	164,731
Diversified Financial Services	2,308,006	—	—	2,308,006
Diversified Telecommunication Services	3,026,981	—	—	3,026,981
Electric Utilities	2,826,832	—	—	2,826,832
Electrical Equipment.	876,818	—	—	876,818
Electronic Equipment, Instruments & Components	889,641	—	—	889,641
Energy Equipment & Services	1,209,087	—	—	1,209,087
Equity Real Estate Investment Trusts (REITs)	98,844	—	—	98,844
Food & Staples Retailing	2,526,270	—	—	2,526,270
Food Products	2,030,585	—	—	2,030,585
Gas Utilities	126,708	—	—	126,708
Health Care Equipment & Supplies	4,131,735	—	—	4,131,735
Health Care Providers & Services	3,867,265	—	—	3,867,265
Health Care Technology	197,137	—	—	197,137
Hotels, Restaurants & Leisure	3,078,721	—	—	3,078,721

See accompanying Notes to Schedule of Investments

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$745,565	$—	$—	$745,565
Household Products	2,364,563	—	—	2,364,563
Independent Power Producers & Energy Traders	159,791	—	—	159,791
Industrial Conglomerates	2,996,576	—	—	2,996,576
Insurance	4,595,574	—	—	4,595,574
Internet & Catalog Retail	3,734,634	—	—	3,734,634
Internet Software & Services	6,885,882	—	—	6,885,882
IT Services.	6,195,403	—	—	6,195,403
Leisure Equipment & Products	173,095	—	—	173,095
Life Sciences Tools & Services	1,290,333	—	—	1,290,333
Machinery	2,906,436	—	—	2,906,436
Marine	22,159	—	—	22,159
Media	4,355,037	—	—	4,355,037
Metals & Mining	589,376	—	—	589,376
Mortgage Real Estate Investment	43,707	—	—	43,707
Multi-Utilities	1,449,016	—	—	1,449,016
Multiline Retail	616,194	—	—	616,194
Oil, Gas & Consumable Fuels	7,825,059	—	—	7,825,059
Paper & Forest Products	17,356	—	—	17,356
Personal Products	280,622	—	—	280,622
Pharmaceuticals	6,784,606	—	—	6,784,606
Professional Services	527,701	—	—	527,701
Real Estate Investment Trusts (REITs)	5,552,649	—	—	5,552,649
Real Estate Management & Development	168,626	—	—	168,626
Road & Rail	1,424,806	—	—	1,424,806
Semiconductors & Semiconductor Equipment	5,654,859	—	—	5,654,859
Software	7,706,153	—	—	7,706,153
Specialty Retail	3,202,893	—	—	3,202,893
Technology Hardware, Storage & Peripherals	5,818,799	—	—	5,818,799
Textiles, Apparel & Luxury Goods	965,725	—	—	965,725
Thrifts & Mortgage Finance	47,204	—	—	47,204
Tobacco	1,876,766	—	—	1,876,766
Trading Companies & Distributors	384,743	—	—	384,743
Transportation Infrastructure	31,037	—	—	31,037
Water Utilities	122,639	—	—	122,639
Wireless Telecommunication Services	163,840	—	—	163,840
Short-Term Investments	385,554	—	—	385,554

TOTAL INVESTMENTS	$153,351,261	$—	$—	$153,351,261

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	2,488	$223,248	$—	$9,404	$527	$13,779	2,388	$228,150	$1,003
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,308	296,308	1,527,997	1,614,628	—	—	209,677	209,677	665
State Street Navigator Securities Lending Government Money Market Portfolio	245,172	245,172	630,198	699,493	—	—	175,877	175,877	908

TOTAL		$764,728	$2,158,195	$2,323,525	$527	$13,779		$613,704	$2,576

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	3,927	$148,362
Aerojet Rocketdyne Holdings, Inc. (a)	7,920	277,279
Aerovironment, Inc. (a) (b)	2,298	124,368
Astronics Corp. (a)	3,019	89,815
Axon Enterprise, Inc. (a) (b)	6,507	147,514
Cubic Corp.	3,586	182,886
Curtiss-Wright Corp.	5,485	573,402
DigitalGlobe, Inc. (a)	7,710	271,778
Ducommun, Inc. (a)	1,307	41,889
Engility Holdings, Inc. (a)	2,126	73,730
Esterline Technologies Corp. (a)	3,443	310,387
KeyW Holding Corp. (a)	5,376	40,911
KLX, Inc. (a)	7,002	370,616
Kratos Defense & Security Solutions, Inc. (a)	8,341	109,100
Mercury Systems, Inc. (a)	5,789	300,333
Moog, Inc. Class A (a)	4,316	360,084
National Presto Industries, Inc.	580	61,741
Triumph Group, Inc. (b)	6,119	182,040
Vectrus, Inc. (a)	1,191	36,731
Wesco Aircraft Holdings, Inc. (a)	6,681	62,801

		3,765,767

AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	6,509	158,429
Atlas Air Worldwide Holdings, Inc. (a)	3,007	197,861
Echo Global Logistics, Inc. (a)	3,701	69,764
Forward Air Corp.	3,668	209,920
Hub Group, Inc. Class A (a)	4,131	177,426
Park-Ohio Holdings Corp.	1,075	49,020
Radiant Logistics, Inc. (a)	5,107	27,118

		889,538

AIRLINES — 0.3%
Allegiant Travel Co.	1,689	222,441
Hawaiian Holdings, Inc. (a)	6,572	246,779
SkyWest, Inc.	6,174	271,038

		740,258

AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	11,407	200,535
Cooper Tire & Rubber Co.	6,910	258,434
Cooper-Standard Holdings, Inc. (a)	1,953	226,489
Dana, Inc.	17,610	492,376
Dorman Products, Inc. (a)	3,513	251,601
Fox Factory Holding Corp. (a)	4,949	213,302
Gentherm, Inc. (a)	4,378	162,643
Horizon Global Corp. (a) (b)	3,253	57,383
LCI Industries	3,270	378,830
Modine Manufacturing Co. (a)	5,925	114,056
Motorcar Parts of America, Inc. (a)	2,124	62,573
Spartan Motors, Inc.	4,320	47,736
Standard Motor Products, Inc.	2,545	122,796
Stoneridge, Inc. (a)	3,610	71,514
Superior Industries International, Inc.	2,901	48,302
Tenneco, Inc.	7,114	431,606
Tower International, Inc.	2,429	66,069

		3,206,245

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	3,747	167,678

BANKS — 10.3%
1st Source Corp.	2,177	110,592
Access National Corp.	2,165	62,049
ACNB Corp.	1,220	33,794
Allegiance Bancshares, Inc. (a)	1,367	50,306
American National Bankshares, Inc.	1,021	42,065
Ameris Bancorp	4,743	227,664
Ames National Corp.	1,689	50,417
Arrow Financial Corp.	1,424	48,931
Atlantic Capital Bancshares, Inc. (a)	2,054	37,280
Banc of California, Inc. (b)	6,062	125,786
BancFirst Corp.	1,858	105,442
Banco Latinoamericano de Comercio Exterior SA Class E	3,714	109,340
Bancorp, Inc. (a)	8,430	69,716
BancorpSouth, Inc.	11,004	352,678
Bank of Marin Bancorp	1,015	69,528
Bank of NT Butterfield & Son, Ltd.	7,155	262,159
Bankwell Financial Group, Inc.	1,012	37,383
Banner Corp.	3,808	233,354
Bar Harbor Bankshares	2,521	79,059
Berkshire Hills Bancorp, Inc.	3,870	149,962
Blue Hills Bancorp, Inc.	3,297	63,302
Boston Private Financial Holdings, Inc.	10,004	165,566
Bridge Bancorp, Inc.	2,863	97,199
Brookline Bancorp, Inc.	8,800	136,400
Bryn Mawr Bank Corp.	2,291	100,346
Camden National Corp.	1,834	80,036
Capital Bank Financial Corp. Class A	3,011	123,602
Capital City Bank Group, Inc.	2,661	63,891
Carolina Financial Corp.	1,687	60,530
Cathay General Bancorp	9,239	371,408
CenterState Bank Corp.	5,708	152,974
Central Pacific Financial Corp.	4,824	155,236
Central Valley Community Bancorp	1,367	30,484
Century Bancorp, Inc. Class A	406	32,521
Chemical Financial Corp.	8,241	430,675
Citizens & Northern Corp.	1,592	39,100
City Holding Co.	1,956	140,656
CNB Financial Corp.	2,218	60,596
CoBiz Financial, Inc.	5,617	110,318
Codorus Valley Bancorp, Inc.	1,397	42,902
Columbia Banking System, Inc.	8,132	342,439
Community Bank System, Inc.	5,722	316,140
Community Trust Bancorp, Inc.	1,890	87,885
ConnectOne Bancorp, Inc.	3,866	95,104
CU Bancorp (a)	2,066	80,109
Customers Bancorp, Inc. (a)	3,242	105,754
CVB Financial Corp.	12,563	303,648
Eagle Bancorp, Inc. (a)	4,082	273,698
Enterprise Bancorp, Inc.	1,554	56,426
Enterprise Financial Services Corp.	2,598	110,025
Equity Bancshares, Inc. Class A (a)	1,584	56,359
Farmers & Merchants Bancorp, Inc. (b)	1,178	42,938
Farmers Capital Bank Corp.	1,001	42,092
Farmers National Banc Corp.	3,183	47,904
FB Financial Corp. (a)	2,149	81,060

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

FCB Financial Holdings, Inc. Class A (a)	3,749	$181,077
Fidelity Southern Corp.	2,729	64,514
Financial Institutions, Inc.	1,767	50,890
First BanCorp (a)	21,553	110,351
First Bancorp, Inc.	1,430	43,343
First Bancorp/Southern Pines	2,754	94,765
First Bancshares, Inc.	2,409	72,631
First Busey Corp.	3,713	116,440
First Citizens BancShares, Inc. Class A	922	344,727
First Commonwealth Financial Corp.	12,573	177,656
First Community Bancshares, Inc.	1,959	57,026
First Connecticut Bancorp, Inc.	2,189	58,556
First Financial Bancorp	7,314	191,261
First Financial Bankshares, Inc.	8,176	369,555
First Financial Corp.	1,435	68,306
First Foundation, Inc. (a)	3,190	57,069
First Interstate BancSystem, Inc. Class A	3,212	122,859
First Merchants Corp.	5,552	238,347
First Mid-Illinois Bancshares, Inc.	1,315	50,496
First Midwest Bancorp, Inc.	12,573	294,460
First of Long Island Corp.	3,049	92,842
Flushing Financial Corp.	3,496	103,901
Franklin Financial Network, Inc. (a)	2,022	72,084
Fulton Financial Corp.	21,181	397,144
German American Bancorp, Inc.	3,098	117,817
Glacier Bancorp, Inc.	9,261	349,695
Great Southern Bancorp, Inc.	1,310	72,902
Great Western Bancorp, Inc.	7,067	291,726
Green Bancorp, Inc. (a)	3,069	72,582
Guaranty Bancorp	2,271	63,134
Hancock Holding Co.	10,175	492,979
Hanmi Financial Corp.	3,922	121,386
HarborOne Bancorp, Inc. (a)	1,895	35,645
Heartland Financial USA, Inc.	2,724	134,566
Heritage Commerce Corp.	5,558	79,090
Heritage Financial Corp.	3,610	106,495
Hilltop Holdings, Inc.	8,978	233,428
Home BancShares, Inc.	19,319	487,234
HomeTrust Bancshares, Inc. (a)	1,974	50,633
Hope Bancorp, Inc.	15,922	281,979
Horizon Bancorp	3,247	94,715
IBERIABANK Corp.	5,965	490,025
Independent Bank Corp.	3,388	252,914
Independent Bank Corp.	2,703	61,223
Independent Bank Group, Inc.	3,589	216,417
International Bancshares Corp.	7,433	298,063
Investors Bancorp, Inc.	32,333	441,022
Lakeland Bancorp, Inc.	6,421	130,988
Lakeland Financial Corp.	3,121	152,055
LCNB Corp.	1,675	35,091
LegacyTexas Financial Group, Inc.	6,082	242,793
Live Oak Bancshares, Inc. (b)	2,729	63,995
Macatawa Bank Corp.	4,365	44,785
MainSource Financial Group, Inc.	2,597	93,128
MB Financial, Inc.	9,256	416,705
MBT Financial Corp.	3,229	35,358
Mercantile Bank Corp.	2,006	70,009
Midland States Bancorp, Inc.	3,263	103,372
MidWestOne Financial Group, Inc.	1,842	62,186

MutualFirst Financial, Inc.	784	30,145
National Bank Holdings Corp. Class A	3,354	119,704
National Bankshares, Inc.	1,204	54,120
National Commerce Corp. (a)	1,653	70,748
NBT Bancorp, Inc.	5,205	191,128
Nicolet Bankshares, Inc. (a)	912	52,467
Northrim BanCorp, Inc.	1,512	52,844
OFG Bancorp	5,809	53,152
Old Line Bancshares, Inc.	1,140	31,920
Old National Bancorp	16,078	294,227
Old Second Bancorp, Inc.	4,947	66,537
Opus Bank	2,931	70,344
Pacific Continental Corp.	2,299	61,958
Pacific Premier Bancorp, Inc. (a)	5,561	209,928
Paragon Commercial Corp. (a)	1,620	91,465
Park National Corp.	1,726	186,391
Park Sterling Corp.	5,632	69,949
Peapack Gladstone Financial Corp.	1,946	65,658
People’s Utah Bancorp	1,795	58,248
Peoples Bancorp, Inc.	2,278	76,518
Peoples Financial Services Corp.	1,104	52,771
Preferred Bank.	1,492	90,042
Premier Financial Bancorp, Inc.	1,754	38,220
QCR Holdings, Inc.	1,666	75,803
Renasant Corp.	5,059	217,031
Republic Bancorp, Inc. Class A	1,191	46,318
Republic First Bancorp, Inc. (a)	5,664	52,392
S&T Bancorp, Inc.	4,666	184,680
Sandy Spring Bancorp, Inc.	3,088	127,967
Seacoast Banking Corp. of Florida (a)	8,176	195,325
ServisFirst Bancshares, Inc.	4,846	188,267
Shore Bancshares, Inc.	1,895	31,552
Sierra Bancorp.	1,551	42,110
Simmons First National Corp. Class A	3,669	212,435
South State Corp.	3,437	309,502
Southern First Bancshares, Inc. (a)	1,436	52,199
Southside Bancshares, Inc.	3,115	113,261
Southwest Bancorp, Inc.	2,430	66,947
State Bank Financial Corp.	5,115	146,545
Sterling Bancorp	15,536	382,962
Stock Yards Bancorp, Inc.	3,147	119,586
Summit Financial Group, Inc.	1,367	35,077
Sun Bancorp, Inc.	1,997	49,625
Texas Capital Bancshares, Inc. (a)	6,530	560,274
Tompkins Financial Corp.	1,776	152,985
Towne Bank	6,335	212,222
TriCo Bancshares	2,585	105,339
TriState Capital Holdings, Inc. (a)	2,603	59,609
Triumph Bancorp, Inc. (a)	2,087	67,306
Trustmark Corp.	8,448	279,798
UMB Financial Corp.	5,594	416,697
Umpqua Holdings Corp.	26,818	523,219
Union Bankshares Corp.	5,575	196,797
Union Bankshares, Inc./Morrisville	992	48,013
United Bankshares, Inc. (b)	11,724	435,547
United Community Banks, Inc.	9,462	270,045
Univest Corp. of Pennsylvania	3,730	119,360
Valley National Bancorp	29,737	358,331
Veritex Holdings, Inc. (a)	1,367	36,854

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Washington Trust Bancorp, Inc.	2,176	$124,576
WashingtonFirst Bankshares, Inc.	1,197	42,601
WesBanco, Inc.	4,722	193,696
West Bancorp, Inc.	2,725	66,490
Westamerica Bancorporation	3,158	188,027
Wintrust Financial Corp.	6,510	509,798
Xenith Bankshares, Inc. (a)	932	30,290

		26,219,205

BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	1,087	169,789
Coca-Cola Bottling Co. Consolidated (b)	684	147,573
Craft Brew Alliance, Inc. (a)	1,307	22,938
MGP Ingredients, Inc. (b)	1,631	98,887
National Beverage Corp. (b)	1,435	178,012
Primo Water Corp. (a)	2,955	35,017

		652,216

BIOTECHNOLOGY — 6.2%
Abeona Therapeutics, Inc. (a)	2,900	49,445
Acceleron Pharma, Inc. (a)	4,045	150,959
Achillion Pharmaceuticals, Inc. (a)	19,664	88,291
Acorda Therapeutics, Inc. (a)	5,031	118,983
Adamas Pharmaceuticals, Inc. (a) (b)	1,600	33,872
Aduro Biotech, Inc. (a)	4,732	50,396
Advaxis, Inc. (a) (b)	4,612	19,278
Agenus, Inc. (a) (b)	9,658	42,592
Aimmune Therapeutics, Inc. (a)	3,991	98,937
Akebia Therapeutics, Inc. (a)	5,194	102,166
Alder Biopharmaceuticals, Inc. (a)	7,291	89,315
AMAG Pharmaceuticals, Inc. (a) (b)	4,073	75,147
Amicus Therapeutics, Inc. (a)	20,019	301,887
AnaptysBio, Inc. (a)	1,400	48,930
Anavex Life Sciences Corp. (a) (b)	4,808	19,905
Arena Pharmaceuticals, Inc. (a)	4,684	119,442
Array BioPharma, Inc. (a)	20,651	254,007
Atara Biotherapeutics, Inc. (a) (b)	3,076	50,908
Audentes Therapeutics, Inc. (a)	4,459	124,897
Avexis, Inc. (a)	3,032	293,285
Axovant Sciences, Ltd. (a) (b)	3,870	26,626
Bellicum Pharmaceuticals, Inc. (a) (b)	3,129	36,140
BioCryst Pharmaceuticals, Inc. (a) (b)	10,055	52,688
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,364	88,366
BioSpecifics Technologies Corp. (a)	972	45,217
BioTime, Inc. (a) (b)	8,711	24,739
Bluebird Bio, Inc. (a) (b)	5,517	757,760
Blueprint Medicines Corp. (a)	5,815	405,131
Calithera Biosciences, Inc. (a)	4,836	76,167
Cara Therapeutics, Inc. (a) (b)	3,186	43,616
Celldex Therapeutics, Inc. (a) (b)	13,457	38,487
Chimerix, Inc. (a)	6,176	32,424
Clovis Oncology, Inc. (a)	5,338	439,851
Coherus Biosciences, Inc. (a)	5,007	66,843
Concert Pharmaceuticals, Inc. (a)	2,279	33,615
Corbus Pharmaceuticals Holdings, Inc. (a)	9,243	66,087
Curis, Inc. (a)	15,741	23,454
Cytokinetics, Inc. (a)	4,903	71,094
CytomX Therapeutics, Inc. (a)	4,129	75,024
Dynavax Technologies Corp. (a)	7,318	157,337

Eagle Pharmaceuticals, Inc. (a)	1,103	65,783
Edge Therapeutics, Inc. (a)	2,278	24,443
Editas Medicine, Inc. (a)	6,080	145,981
Emergent BioSolutions, Inc. (a)	4,059	164,187
Enanta Pharmaceuticals, Inc. (a)	1,832	85,738
Epizyme, Inc. (a)	5,043	96,069
Esperion Therapeutics, Inc. (a)	1,996	100,040
Exact Sciences Corp. (a) (b)	14,220	670,046
FibroGen, Inc. (a)	7,879	423,890
Five Prime Therapeutics, Inc. (a)	3,435	140,526
Flexion Therapeutics, Inc. (a) (b)	3,493	84,461
Foundation Medicine, Inc. (a)	1,667	67,013
Genomic Health, Inc. (a)	2,719	87,253
Geron Corp. (a) (b)	28,364	61,834
Global Blood Therapeutics, Inc. (a)	5,548	172,265
Halozyme Therapeutics, Inc. (a)	13,953	242,364
Heron Therapeutics, Inc. (a)	5,622	90,795
Idera Pharmaceuticals, Inc. (a) (b)	18,343	40,905
Ignyta, Inc. (a)	9,118	112,607
ImmunoGen, Inc. (a) (b)	11,037	84,433
Immunomedics, Inc. (a) (b)	12,432	173,799
Inovio Pharmaceuticals, Inc. (a) (b)	11,712	74,254
Insmed, Inc. (a)	8,799	274,617
Insys Therapeutics, Inc. (a) (b)	2,680	23,798
Intellia Therapeutics, Inc. (a)	2,340	58,149
Invitae Corp. (a)	5,283	49,502
Iovance Biotherapeutics, Inc. (a)	8,997	69,727
Ironwood Pharmaceuticals, Inc. (a) (b)	17,425	274,792
Karyopharm Therapeutics, Inc. (a)	4,144	45,501
Keryx Biopharmaceuticals, Inc. (a) (b)	10,810	76,751
Kite Pharma, Inc. (a)	6,310	1,134,601
Kura Oncology, Inc. (a)	2,500	37,375
La Jolla Pharmaceutical Co. (a)	2,177	75,716
Lexicon Pharmaceuticals, Inc. (a) (b)	6,177	75,915
Ligand Pharmaceuticals, Inc. (a)	2,394	325,943
Loxo Oncology, Inc. (a)	2,936	270,464
MacroGenics, Inc. (a)	3,984	73,624
MiMedx Group, Inc. (a) (b)	13,280	157,766
Minerva Neurosciences, Inc. (a)	4,154	31,570
Momenta Pharmaceuticals, Inc. (a)	8,630	159,655
Myriad Genetics, Inc. (a) (b)	8,283	299,679
NantKwest, Inc. (a)	4,995	27,373
Natera, Inc. (a)	3,911	50,413
NewLink Genetics Corp. (a) (b)	2,600	26,468
Novavax, Inc. (a) (b)	41,655	47,487
Organovo Holdings, Inc. (a) (b)	13,283	29,488
PDL BioPharma, Inc. (a)	28,956	98,161
Portola Pharmaceuticals, Inc. (a)	6,512	351,843
Progenics Pharmaceuticals, Inc. (a)	8,786	64,665
Prothena Corp. PLC (a)	4,647	300,986
PTC Therapeutics, Inc. (a)	4,792	95,888
Puma Biotechnology, Inc. (a) (b)	3,525	422,119
Ra Pharmaceuticals, Inc. (a)	3,655	53,363
Radius Health, Inc. (a) (b)	5,888	226,982
REGENXBIO, Inc. (a)	3,455	113,842
Repligen Corp. (a)	4,690	179,721
Retrophin, Inc. (a)	5,183	129,005
Rigel Pharmaceuticals, Inc. (a)	15,965	40,551
Sage Therapeutics, Inc. (a) (b)	4,186	260,788

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Sangamo Therapeutics, Inc. (a)	10,136	$152,040
Sarepta Therapeutics, Inc. (a) (b)	7,130	323,417
Selecta Biosciences, Inc. (a)	2,000	36,500
Seres Therapeutics, Inc. (a)	2,293	36,780
Spark Therapeutics, Inc. (a) (b)	4,141	369,212
Spectrum Pharmaceuticals, Inc. (a)	10,769	151,520
Stemline Therapeutics, Inc. (a) (b)	2,900	32,190
Strongbridge Biopharma PLC (a)	3,100	21,390
Synergy Pharmaceuticals, Inc. (a) (b)	29,155	84,550
Syros Pharmaceuticals, Inc. (a)	3,547	52,212
TG Therapeutics, Inc. (a) (b)	5,710	67,664
Trevena, Inc. (a)	6,059	15,450
Ultragenyx Pharmaceutical, Inc. (a)	4,814	256,394
Vanda Pharmaceuticals, Inc. (a)	4,411	78,957
Versartis, Inc. (a)	4,152	10,172
Voyager Therapeutics, Inc. (a)	1,695	34,900
Xencor, Inc. (a)	4,364	100,023
ZIOPHARM Oncology, Inc. (a) (b)	16,269	99,892

		15,859,545

BUILDING PRODUCTS — 1.3%
AAON, Inc.	5,092	175,547
Advanced Drainage Systems, Inc.	4,190	84,848
American Woodmark Corp. (a)	1,785	171,806
Apogee Enterprises, Inc.	3,878	187,152
Armstrong Flooring, Inc. (a)	2,955	46,541
Builders FirstSource, Inc. (a)	10,552	189,830
Caesarstone, Ltd. (a)	2,955	88,059
Continental Building Products, Inc. (a)	4,395	114,270
CSW Industrials, Inc. (a)	1,829	81,116
Gibraltar Industries, Inc. (a)	3,814	118,806
Griffon Corp.	3,658	81,208
Insteel Industries, Inc.	2,278	59,479
JELD-WEN Holding, Inc. (a)	5,147	182,821
Masonite International Corp. (a)	3,862	267,250
NCI Building Systems, Inc. (a)	3,584	55,910
Patrick Industries, Inc. (a)	1,965	165,257
PGT Innovations, Inc. (a)	6,329	94,619
Ply Gem Holdings, Inc. (a)	2,701	46,052
Quanex Building Products Corp.	4,174	95,793
Simpson Manufacturing Co., Inc.	5,887	288,699
Trex Co., Inc. (a)	3,851	346,860
Universal Forest Products, Inc.	2,428	238,332

		3,180,255

CAPITAL MARKETS — 1.2%
Arlington Asset Investment Corp. Class A (b)	2,413	30,717
Artisan Partners Asset Management, Inc. Class A	6,879	224,255
B. Riley Financial, Inc.	3,116	53,128
Cohen & Steers, Inc.	2,697	106,505
Cowen, Inc. (a)	2,825	50,285
Diamond Hill Investment Group, Inc.	348	73,898
Donnelley Financial Solutions, Inc. (a)	4,084	88,051
Evercore, Inc. Class A	4,918	394,669
Financial Engines, Inc.	6,781	235,640
Greenhill & Co., Inc. (b)	3,360	55,776
Hamilton Lane, Inc. Class A	2,472	66,373
Houlihan Lokey, Inc.	2,169	84,873
INTL. FCStone, Inc. (a)	1,767	67,711

Investment Technology Group, Inc.	4,265	94,427
Ladenburg Thalmann Financial Services, Inc.	13,137	37,835
Moelis & Co. Class A	2,673	115,073
OM Asset Management PLC	6,315	94,220
Piper Jaffray Cos.	1,939	115,080
PJT Partners, Inc. Class A	2,278	87,270
Pzena Investment Management, Inc. Class A	3,335	36,318
Safeguard Scientifics, Inc. (a)	2,658	35,484
Stifel Financial Corp.	7,862	420,303
Virtu Financial, Inc. Class A (b)	3,205	51,921
Virtus Investment Partners, Inc.	857	99,455
Waddell & Reed Financial, Inc. Class A (b)	11,160	223,981
Westwood Holdings Group, Inc.	874	58,794
WisdomTree Investments, Inc.	14,424	146,836

		3,148,878

CHEMICALS — 2.1%
A Schulman, Inc.	3,591	122,633
AdvanSix, Inc. (a)	4,529	180,028
American Vanguard Corp.	3,599	82,417
Balchem Corp.	3,987	324,103
Calgon Carbon Corp.	6,041	129,277
Chase Corp.	817	91,014
Codexis, Inc. (a)	6,673	44,375
Ferro Corp. (a)	10,175	226,902
Flotek Industries, Inc. (a)	6,389	29,709
FutureFuel Corp.	2,781	43,773
GCP Applied Technologies, Inc. (a)	8,628	264,880
Hawkins, Inc.	1,131	46,145
HB Fuller Co.	6,233	361,888
Ingevity Corp. (a)	5,215	325,781
Innophos Holdings, Inc.	2,488	122,385
Innospec, Inc.	2,898	178,662
Intrepid Potash, Inc. (a)	11,300	49,268
KMG Chemicals, Inc.	1,171	64,264
Koppers Holdings, Inc. (a)	2,646	122,113
Kraton Corp. (a)	3,584	144,937
Kronos Worldwide, Inc.	2,470	56,390
LSB Industries, Inc. (a) (b)	2,411	19,143
Minerals Technologies, Inc.	4,652	328,664
OMNOVA Solutions, Inc. (a)	5,925	64,879
PolyOne Corp.	11,025	441,331
Quaker Chemical Corp.	1,526	225,772
Rayonier Advanced Materials, Inc.	5,584	76,501
Sensient Technologies Corp.	5,446	418,906
Stepan Co.	2,372	198,441
Trecora Resources (a)	2,531	33,662
Tredegar Corp.	3,130	56,340
Trinseo SA	5,616	376,834
Tronox, Ltd. Class A	8,649	182,494

		5,433,911

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	7,031	293,263
ACCO Brands Corp. (a)	13,345	158,806
Advanced Disposal Services, Inc. (a)	5,052	127,260
Brady Corp. Class A	5,710	216,695
Brink’s Co.	6,164	519,317

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Casella Waste Systems, Inc. Class A (a)	4,856	$91,293
CECO Environmental Corp.	4,061	34,356
Covanta Holding Corp. (b)	19,132	284,110
Deluxe Corp.	6,208	452,936
Ennis, Inc.	3,300	64,845
Essendant, Inc.	4,555	59,989
Healthcare Services Group, Inc.	8,981	484,705
Heritage-Crystal Clean, Inc. (a)	1,994	43,370
Herman Miller, Inc.	7,137	256,218
HNI Corp.	6,073	251,847
Hudson Technologies, Inc. (a) (b)	7,631	59,598
InnerWorkings, Inc. (a)	5,068	57,015
Interface, Inc.	7,864	172,222
Kimball International, Inc. Class B	5,235	103,496
Knoll, Inc.	5,867	117,340
LSC Communications, Inc.	5,696	94,041
Matthews International Corp. Class A	3,889	242,090
McGrath RentCorp	3,152	137,900
Mobile Mini, Inc.	5,407	186,271
MSA Safety, Inc.	4,189	333,067
Multi-Color Corp.	1,855	152,017
Quad/Graphics, Inc.	4,481	101,315
RR Donnelley & Sons Co. (b)	13,926	143,438
SP Plus Corp. (a)	2,226	87,927
Steelcase, Inc. Class A	10,452	160,961
Team, Inc. (a) (b)	3,612	48,220
Tetra Tech, Inc.	7,439	346,285
UniFirst Corp.	1,951	295,577
US Ecology, Inc.	2,671	143,700
Viad Corp.	2,597	158,157
VSE Corp.	1,156	65,730
West Corp.	5,585	131,080

		6,676,457

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	5,652	135,648
Applied Optoelectronics, Inc. (a) (b)	2,309	149,323
CalAmp Corp. (a)	4,417	102,695
Calix, Inc. (a)	4,973	25,114
Ciena Corp. (a)	18,584	408,291
Comtech Telecommunications Corp.	3,835	78,733
Digi International, Inc. (a)	3,262	34,577
EMCORE Corp. (a)	3,543	29,053
Extreme Networks, Inc. (a)	13,114	155,925
Finisar Corp. (a)	13,597	301,446
Harmonic, Inc. (a)	11,229	34,248
Infinera Corp. (a) (b)	17,237	152,892
InterDigital, Inc.	4,445	327,819
Lumentum Holdings, Inc. (a) (b)	7,731	420,180
NETGEAR, Inc. (a)	4,039	192,256
NetScout Systems, Inc. (a)	11,824	382,506
Oclaro, Inc. (a) (b)	22,157	191,215
Plantronics, Inc.	4,157	183,823
Quantenna Communications, Inc. (a) (b)	4,192	70,468
Sonus Networks, Inc. (a)	5,256	40,208
Ubiquiti Networks, Inc. (a) (b)	3,311	185,482
ViaSat, Inc. (a) (b)	6,560	421,939
Viavi Solutions, Inc. (a)	28,140	266,204

		4,290,045

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (a)	4,210	98,009
Argan, Inc.	1,537	103,363
Chicago Bridge & Iron Co. NV (b)	14,255	239,484
Comfort Systems USA, Inc.	4,665	166,540
Dycom Industries, Inc. (a) (b)	3,810	327,203
EMCOR Group, Inc.	7,697	534,018
Granite Construction, Inc.	5,122	296,820
Great Lakes Dredge & Dock Corp. (a)	7,490	36,326
HC2 Holdings, Inc. (a)	5,016	26,484
KBR, Inc.	19,934	356,420
MasTec, Inc. (a)	8,040	373,056
MYR Group, Inc. (a)	2,171	63,263
NV5 Global, Inc. (a)	1,044	57,055
Primoris Services Corp.	5,203	153,072
Sterling Construction Co., Inc. (a)	5,139	78,267
Tutor Perini Corp. (a)	4,674	132,742

		3,042,122

CONSTRUCTION MATERIALS — 0.2%
Summit Materials, Inc. Class A (a)	12,843	411,361
United States Lime & Minerals, Inc.	340	28,560
US Concrete, Inc. (a) (b)	1,780	135,814

		575,735

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a)	3,483	154,297
Enova International, Inc. (a)	2,927	39,368
EZCORP, Inc. Class A (a)	6,391	60,715
Firstcash, Inc.	6,042	381,552
Green Dot Corp. Class A (a)	5,200	257,816
LendingClub Corp. (a)	42,538	259,056
Nelnet, Inc. Class A	2,701	136,401
PRA Group, Inc. (a) (b)	5,631	161,328
Regional Management Corp. (a)	2,433	58,903
World Acceptance Corp. (a)	790	65,483

		1,574,919

CONTAINERS & PACKAGING — 0.1%
Greif, Inc. Class A	3,697	216,422
Myers Industries, Inc.	2,863	59,980

		276,402

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,762	185,191

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc.	7,698	275,973
American Public Education, Inc. (a)	1,785	37,574
Ascent Capital Group, Inc. Class A (a)	1,540	20,082
Bridgepoint Education, Inc. (a)	2,748	26,381
Capella Education Co.	1,411	98,982
Career Education Corp. (a)	8,710	90,497
Carriage Services, Inc.	1,952	49,971
Chegg, Inc. (a)	11,421	169,488
Grand Canyon Education, Inc. (a)	5,481	497,784
Houghton Mifflin Harcourt Co. (a)	15,176	182,871
K12, Inc. (a)	4,072	72,644
Laureate Education, Inc. Class A (a)	6,449	93,833
Regis Corp. (a)	4,669	66,627
Sotheby’s (a)	5,226	240,971
Strayer Education, Inc.	1,371	119,647

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Weight Watchers International, Inc. (a) (b)	3,299	$143,671

		2,186,996

DIVERSIFIED FINANCIAL SERVICES — 0.1%
FNFV Group (a)	7,660	131,369
GAIN Capital Holdings, Inc.	5,719	36,544
Marlin Business Services Corp.	1,017	29,239
NewStar Financial, Inc.	3,266	38,343
On Deck Capital, Inc. (a)	6,151	28,725
PICO Holdings, Inc. (a)	2,897	48,380
Tiptree, Inc.	5,181	32,381

		344,981

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	1,331	70,144
Cincinnati Bell, Inc. (a)	5,235	103,915
Cogent Communications Holdings, Inc.	5,269	257,654
Consolidated Communications Holdings, Inc.	8,283	158,040
Frontier Communications Corp. (b)	11,752	138,556
General Communication, Inc. Class A (a)	3,931	160,345
Globalstar, Inc. (a) (b)	57,243	93,306
IDT Corp. Class B	3,137	44,169
Iridium Communications, Inc. (a) (b)	10,051	103,525
Lumos Networks Corp. (a)	2,411	43,205
ORBCOMM, Inc. (a)	7,888	82,587
pdvWireless, Inc. (a) (b)	1,562	46,548
Straight Path Communications, Inc. Class B (a)	1,211	218,791
Vonage Holdings Corp. (a)	23,955	194,994
Windstream Holdings, Inc. (b)	22,032	38,997

		1,754,776

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	6,389	493,806
El Paso Electric Co.	4,944	273,156
IDACORP, Inc.	6,329	556,509
MGE Energy, Inc.	4,280	276,488
Otter Tail Corp.	4,549	197,199
PNM Resources, Inc.	10,202	411,141
Portland General Electric Co.	11,227	512,400
Spark Energy, Inc. Class A	1,368	20,520

		2,741,219

ELECTRICAL EQUIPMENT — 0.6%
Atkore International Group, Inc. (a)	5,589	109,042
AZZ, Inc.	3,334	162,366
Babcock & Wilcox Enterprises, Inc. (a) (b)	5,664	18,861
Encore Wire Corp.	2,394	107,191
Energous Corp. (a) (b)	2,229	28,219
EnerSys	5,423	375,109
Generac Holdings, Inc. (a)	8,055	369,966
General Cable Corp.	5,754	108,463
LSI Industries, Inc.	2,671	17,655
Plug Power, Inc. (a) (b)	27,108	70,752
Powell Industries, Inc.	1,133	33,979
Sunrun, Inc. (a)	10,904	60,517
Thermon Group Holdings, Inc. (a)	3,984	71,672
Vicor Corp. (a)	2,302	54,327

		1,588,119

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Anixter International, Inc. (a)	3,642	309,570
AVX Corp.	6,134	111,823
Badger Meter, Inc.	3,664	179,536
Bel Fuse, Inc. Class B	1,252	39,062
Belden, Inc.	5,407	435,426
Benchmark Electronics, Inc. (a)	6,121	209,032
Control4 Corp. (a)	2,379	70,085
CTS Corp.	4,153	100,087
Daktronics, Inc.	4,555	48,146
Electro Scientific Industries, Inc. (a)	4,092	56,961
ePlus, Inc. (a)	1,697	156,888
Fabrinet (a)	4,189	155,244
FARO Technologies, Inc. (a)	2,131	81,511
Fitbit, Inc. Class A (a) (b)	26,121	181,802
II-VI, Inc. (a)	7,243	298,049
Insight Enterprises, Inc. (a)	4,731	217,247
Itron, Inc. (a)	4,245	328,775
KEMET Corp. (a)	6,687	141,296
Kimball Electronics, Inc. (a)	4,078	88,289
Knowles Corp. (a)	10,839	165,511
Littelfuse, Inc.	2,894	566,877
Maxwell Technologies, Inc. (a)	4,320	22,162
Mesa Laboratories, Inc.	346	51,665
Methode Electronics, Inc.	4,616	195,488
MTS Systems Corp.	2,342	125,180
Novanta, Inc. (a)	3,835	167,206
OSI Systems, Inc. (a)	2,065	188,679
Park Electrochemical Corp.	2,658	49,173
PC Connection, Inc.	1,189	33,518
Plexus Corp. (a)	4,072	228,358
Rogers Corp. (a)	2,295	305,878
Sanmina Corp. (a)	8,910	331,006
ScanSource, Inc. (a)	3,267	142,605
SYNNEX Corp.	3,765	476,310
Systemax, Inc.	2,332	61,635
Tech Data Corp. (a)	4,493	399,203
TTM Technologies, Inc. (a)	12,020	184,747
VeriFone Systems, Inc. (a)	15,370	311,704
Vishay Intertechnology, Inc. (b)	16,559	311,309
Vishay Precision Group, Inc. (a)	1,539	37,552

		7,564,595

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	9,083	113,992
Atwood Oceanics, Inc. (a) (b)	9,475	88,970
Basic Energy Services, Inc. (a)	3,009	58,074
Bristow Group, Inc. (b)	4,210	39,363
C&J Energy Services, Inc. (a)	5,911	177,153
Diamond Offshore Drilling, Inc. (a) (b)	9,459	137,155
Dril-Quip, Inc. (a)	4,084	180,309
Ensco PLC Class A (b)	38,910	232,293
Exterran Corp. (a)	4,101	129,633
Fairmount Santrol Holdings, Inc. (a) (b)	26,483	126,589
Forum Energy Technologies, Inc. (a) (b)	8,100	128,790
Frank’s International NV	9,888	76,335
Geospace Technologies Corp. (a)	1,608	28,655
Helix Energy Solutions Group, Inc. (a)	16,666	123,162
Keane Group, Inc. (a) (b)	5,267	87,853

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Matrix Service Co. (a)	3,266	$49,643
McDermott International, Inc. (a)	38,459	279,597
Natural Gas Services Group, Inc. (a)	1,592	45,213
NCS Multistage Holdings, Inc. (a) (b)	2,472	59,526
Newpark Resources, Inc. (a)	11,019	110,190
Noble Corp. PLC (a) (b)	36,006	165,628
Nordic American Offshore, Ltd.	26	37
Oil States International, Inc. (a)	6,768	171,569
Parker Drilling Co. (a)	14,904	16,394
ProPetro Holding Corp. (a)	4,300	61,705
RigNet, Inc. (a)	1,531	26,333
Rowan Cos. PLC Class A (a)	15,048	193,367
SEACOR Holdings, Inc. (a)	2,112	97,384
SEACOR Marine Holdings, Inc. (a)	2,121	33,172
Superior Energy Services, Inc. (a)	21,067	224,995
Tesco Corp. (a)	7,762	42,303
TETRA Technologies, Inc. (a)	16,589	47,444
Unit Corp. (a)	6,411	131,938
US Silica Holdings, Inc. (b)	10,852	337,172

		3,821,936

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Alexander & Baldwin, Inc.	5,767	267,185
Cousins Properties, Inc. REIT	51,102	477,293
MedEquities Realty Trust, Inc. REIT	11,393	133,868
Parkway, Inc. REIT	5,503	126,734
Quality Care Properties, Inc. REIT (a)	13,651	211,590
Starwood Waypoint Homes REIT	13,562	493,250
Whitestone REIT (b)	4,899	63,932

		1,773,852

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	3,267	111,895
Chefs’ Warehouse, Inc. (a) (b)	2,519	48,617
Ingles Markets, Inc. Class A	1,887	48,496
Performance Food Group Co. (a)	9,898	279,618
PriceSmart, Inc.	2,636	235,263
Smart & Final Stores, Inc. (a)	2,487	19,523
SpartanNash Co.	4,558	120,194
SUPERVALU, Inc. (a)	4,718	102,617
United Natural Foods, Inc. (a)	6,154	255,945
Village Super Market, Inc. Class A	1,723	42,627
Weis Markets, Inc.	1,190	51,765

		1,316,560

FOOD PRODUCTS — 1.3%
Amplify Snack Brands, Inc. (a) (b)	3,608	25,581
B&G Foods, Inc. (b)	8,115	258,463
Bob Evans Farms, Inc.	2,811	217,881
Cal-Maine Foods, Inc. (a) (b)	3,989	163,948
Calavo Growers, Inc. (b)	1,946	142,447
Darling Ingredients, Inc. (a)	19,868	348,087
Dean Foods Co.	11,057	120,300
Farmer Brothers Co. (a)	1,089	35,774
Fresh Del Monte Produce, Inc.	4,044	183,840
Freshpet, Inc. (a)	2,604	40,753
Hostess Brands, Inc. (a) (b)	9,351	127,735
J&J Snack Foods Corp.	1,858	243,955
John B Sanfilippo & Son, Inc.	1,017	68,454
Lancaster Colony Corp.	2,466	296,216

Landec Corp. (a)	3,188	41,285
Limoneira Co.	1,727	40,014
Omega Protein Corp.	2,473	41,175
Sanderson Farms, Inc. (b)	2,430	392,494
Seneca Foods Corp. Class A (a)	789	27,220
Snyder’s-Lance, Inc. (b)	10,515	401,042
Tootsie Roll Industries, Inc. (b)	2,188	83,144

		3,299,808

GAS UTILITIES — 1.2%
Chesapeake Utilities Corp.	1,896	148,362
New Jersey Resources Corp.	10,612	447,296
Northwest Natural Gas Co.	3,236	208,398
ONE Gas, Inc.	6,717	494,640
South Jersey Industries, Inc.	10,067	347,614
Southwest Gas Holdings, Inc.	5,951	461,917
Spire, Inc.	5,490	409,828
WGL Holdings, Inc.	6,519	548,900

		3,066,955

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc.	2,772	123,770
Accuray, Inc. (a)	9,207	36,828
Analogic Corp.	1,668	139,695
AngioDynamics, Inc. (a)	3,730	63,746
Anika Therapeutics, Inc. (a)	1,719	99,702
Antares Pharma, Inc. (a)	25,795	83,576
AtriCure, Inc. (a)	4,152	92,880
Atrion Corp.	171	114,912
AxoGen, Inc. (a)	3,183	61,591
Cantel Medical Corp.	4,463	420,281
Cardiovascular Systems, Inc. (a)	4,041	113,754
Cerus Corp. (a) (b)	11,457	31,278
CONMED Corp.	3,356	176,089
CryoLife, Inc. (a)	4,383	99,494
Cutera, Inc. (a)	1,481	61,239
Endologix, Inc. (a) (b)	9,891	44,114
Exactech, Inc. (a)	1,189	39,177
GenMark Diagnostics, Inc. (a)	5,733	55,209
Glaukos Corp. (a) (b)	4,205	138,765
Globus Medical, Inc. Class A (a) (b)	8,483	252,115
Haemonetics Corp. (a)	6,967	312,609
Halyard Health, Inc. (a)	6,420	289,093
Heska Corp. (a)	905	79,721
ICU Medical, Inc. (a)	1,949	362,222
Inogen, Inc. (a)	2,060	195,906
Insulet Corp. (a)	7,137	393,106
Integer Holdings Corp. (a)	3,865	197,695
Integra LifeSciences Holdings Corp. (a)	7,738	390,614
Invacare Corp. (b)	4,015	63,236
iRhythm Technologies, Inc. (a)	2,580	133,850
K2M Group Holdings, Inc. (a)	7,170	152,076
Lantheus Holdings, Inc. (a)	3,869	68,868
LeMaitre Vascular, Inc.	1,781	66,645
LivaNova PLC (a)	6,235	436,824
Masimo Corp. (a)	5,194	449,593
Meridian Bioscience, Inc.	5,203	74,403
Merit Medical Systems, Inc. (a)	6,616	280,188
Natus Medical, Inc. (a)	3,959	148,462
Neogen Corp. (a)	4,618	357,710

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Nevro Corp. (a) (b)	3,202	$290,998
Novocure, Ltd. (a)	7,389	146,672
NuVasive, Inc. (a)	6,552	363,374
NxStage Medical, Inc. (a)	8,093	223,367
OraSure Technologies, Inc. (a)	7,022	157,995
Orthofix International NV (a)	2,004	94,689
Oxford Immunotec Global PLC (a)	3,298	55,406
Penumbra, Inc. (a) (b)	3,362	303,589
Pulse Biosciences, Inc. (a) (b)	1,504	27,989
Quidel Corp. (a)	3,497	153,378
Rockwell Medical, Inc. (a) (b)	6,224	53,277
RTI Surgical, Inc. (a)	7,020	31,941
STAAR Surgical Co. (a)	5,300	65,985
Surmodics, Inc. (a)	1,839	57,009
Tactile Systems Technology, Inc. (a)	2,043	63,231
Utah Medical Products, Inc.	401	29,494
Varex Imaging Corp. (a)	5,696	192,753
Wright Medical Group NV (a)	13,768	356,178

		9,368,361

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aceto Corp.	3,417	38,373
Addus HomeCare Corp. (a)	1,269	44,796
Almost Family, Inc. (a)	1,769	94,995
Amedisys, Inc. (a)	3,576	200,113
AMN Healthcare Services, Inc. (a)	5,661	258,708
BioScrip, Inc. (a) (b)	13,908	38,247
BioTelemetry, Inc. (a)	3,127	103,191
Capital Senior Living Corp. (a) (b)	3,587	45,017
Chemed Corp.	1,955	395,008
Civitas Solutions, Inc. (a)	2,064	38,081
Community Health Systems, Inc. (a) (b)	13,394	102,866
CorVel Corp. (a)	1,387	75,453
Cross Country Healthcare, Inc. (a)	3,870	55,070
Diplomat Pharmacy, Inc. (a)	5,595	115,872
Ensign Group, Inc.	6,327	142,927
HealthEquity, Inc. (a)	5,812	293,971
HealthSouth Corp.	10,894	504,937
Kindred Healthcare, Inc.	10,600	72,080
Landauer, Inc.	1,230	82,779
LHC Group, Inc. (a)	1,940	137,585
Magellan Health, Inc. (a)	3,075	265,373
Molina Healthcare, Inc. (a) (b)	5,782	397,570
National HealthCare Corp.	1,331	83,281
National Research Corp. Class A	1,252	47,200
Owens & Minor, Inc.	7,376	215,379
PharMerica Corp. (a)	3,671	107,560
Providence Service Corp. (a)	1,641	88,745
R1 RCM, Inc. (a)	19,778	73,376
RadNet, Inc. (a)	8,402	97,043
Select Medical Holdings Corp. (a)	13,187	253,190
Surgery Partners, Inc. (a) (b)	2,360	24,426
Teladoc, Inc. (a) (b)	7,103	235,465
Tenet Healthcare Corp. (a) (b)	11,608	190,719
Tivity Health, Inc. (a)	4,037	164,710
Triple-S Management Corp. Class B (a)	2,901	68,696
US Physical Therapy, Inc.	1,481	91,007

		5,243,809

HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	25,367	360,972
Castlight Health, Inc. Class B (a) (b)	8,712	37,462
Computer Programs & Systems, Inc. (b)	1,365	40,336
Cotiviti Holdings, Inc. (a)	4,022	144,712
Evolent Health, Inc. Class A (a) (b)	5,852	104,166
HealthStream, Inc. (a)	3,130	73,148
HMS Holdings Corp. (a)	10,816	214,806
Inovalon Holdings, Inc. Class A (a) (b)	10,971	187,055
Medidata Solutions, Inc. (a)	6,853	534,945
Omnicell, Inc. (a)	4,321	220,587
Quality Systems, Inc. (a)	6,220	97,841
Vocera Communications, Inc. (a)	3,342	104,838

		2,120,868

HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. Class A (a)	10,898	148,758
Biglari Holdings, Inc. (a)	181	60,325
BJ’s Restaurants, Inc. (a)	2,839	86,448
Bloomin’ Brands, Inc.	13,761	242,194
Boyd Gaming Corp.	10,656	277,589
Brinker International, Inc.	6,341	202,024
Buffalo Wild Wings, Inc. (a)	2,033	214,888
Caesars Acquisition Co. Class A (a)	5,378	115,358
Caesars Entertainment Corp. (a) (b)	7,386	98,603
Carrols Restaurant Group, Inc. (a)	3,945	43,001
Cheesecake Factory, Inc. (b)	5,731	241,390
Churchill Downs, Inc.	1,890	389,718
Chuy’s Holdings, Inc. (a)	2,062	43,405
Cracker Barrel Old Country Store, Inc. (b)	2,367	358,885
Dave & Buster’s Entertainment, Inc. (a)	5,467	286,908
Del Frisco’s Restaurant Group, Inc. (a)	2,802	40,769
Del Taco Restaurants, Inc. (a)	3,183	48,827
Denny’s Corp. (a)	9,148	113,893
DineEquity, Inc. (b)	2,243	96,404
El Pollo Loco Holdings, Inc. (a)	2,580	31,347
Eldorado Resorts, Inc. (a) (b)	7,053	180,909
Fiesta Restaurant Group, Inc. (a) (b)	3,207	60,933
Golden Entertainment, Inc. (a)	1,367	33,327
Habit Restaurants, Inc. Class A (a) (b)	1,967	25,669
ILG, Inc.	13,593	363,341
International Speedway Corp. Class A	3,419	123,084
Jack in the Box, Inc.	3,783	385,563
La Quinta Holdings, Inc. (a)	9,947	174,073
Marcus Corp.	2,394	66,314
Marriott Vacations Worldwide Corp.	2,773	345,322
Monarch Casino & Resort, Inc. (a)	1,675	66,213
Nathan’s Famous, Inc. (a)	456	33,721
Papa John’s International, Inc.	3,441	251,434
Penn National Gaming, Inc. (a)	10,147	237,338
Pinnacle Entertainment, Inc. (a)	7,022	149,639
Planet Fitness, Inc. Class A	10,603	286,069
Potbelly Corp. (a)	3,210	39,804
Red Robin Gourmet Burgers, Inc. (a)	1,609	107,803
Red Rock Resorts, Inc. Class A	8,463	196,003
Ruth’s Hospitality Group, Inc.	3,808	79,778
Scientific Games Corp. Class A (a) (b)	6,351	291,193
SeaWorld Entertainment, Inc. (b)	8,287	107,648
Shake Shack, Inc. Class A (a) (b)	2,063	68,553
Sonic Corp. (b)	5,798	147,559

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Speedway Motorsports, Inc.	1,422	$30,289
Texas Roadhouse, Inc.	8,187	402,309
Wingstop, Inc.	3,987	132,568
Zoe’s Kitchen, Inc. (a) (b)	2,178	27,508

		7,554,698

HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	1,191	44,901
Beazer Homes USA, Inc. (a)	5,634	105,581
Cavco Industries, Inc. (a)	1,060	156,403
Century Communities, Inc. (a)	1,779	43,941
CSS Industries, Inc.	1,045	30,117
Ethan Allen Interiors, Inc.	3,075	99,630
Flexsteel Industries, Inc.	1,042	52,829
GoPro, Inc. Class A (a) (b)	12,266	135,049
Green Brick Partners, Inc. (a)	3,357	33,234
Helen of Troy, Ltd. (a)	3,468	336,049
Hooker Furniture Corp.	1,511	72,150
Hovnanian Enterprises, Inc. Class A (a)	14,081	27,176
Installed Building Products, Inc. (a)	2,491	161,417
iRobot Corp. (a) (b)	3,259	251,139
KB Home	11,503	277,452
La-Z-Boy, Inc.	6,299	169,443
LGI Homes, Inc. (a) (b)	1,839	89,320
M/I Homes, Inc. (a)	3,016	80,618
MDC Holdings, Inc.	5,962	197,998
Meritage Homes Corp. (a)	4,559	202,420
NACCO Industries, Inc. Class A	580	49,764
Taylor Morrison Home Corp. Class A (a)	7,411	163,413
TopBuild Corp. (a)	4,773	311,057
TRI Pointe Group, Inc. (a)	20,754	286,613
Universal Electronics, Inc. (a)	1,756	111,330
William Lyon Homes Class A (a)	3,037	69,821
ZAGG, Inc. (a)	3,247	51,140

		3,610,005

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	5,188	192,941
HRG Group, Inc. (a)	14,367	224,269
Oil-Dri Corp. of America	904	44,233
Orchids Paper Products Co. (b)	1,274	17,938
WD-40 Co.	1,899	212,498

		691,879

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Atlantic Power Corp. (a)	17,176	42,081
Dynegy, Inc. (a)	14,299	139,987
NRG Yield, Inc. Class A	4,153	78,782
NRG Yield, Inc. Class C (b)	8,671	167,350
Ormat Technologies, Inc.	4,914	300,000
Pattern Energy Group, Inc.	8,519	205,308
TerraForm Global, Inc. Class A (a)	11,745	55,789
TerraForm Power, Inc. Class A (a)	10,893	144,006

		1,133,303

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	4,302	139,385

INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	5,177	89,355

American Equity Investment Life Holding Co.	11,138	323,893
AMERISAFE, Inc.	2,336	135,955
AmTrust Financial Services, Inc. (b)	12,499	168,237
Argo Group International Holdings, Ltd.	3,471	213,466
Baldwin & Lyons, Inc. Class B	1,135	25,594
Citizens, Inc. (a) (b)	5,433	39,933
CNO Financial Group, Inc.	22,096	515,721
eHealth, Inc. (a)	2,304	55,043
EMC Insurance Group, Inc.	1,181	33,245
Employers Holdings, Inc.	3,847	174,846
Enstar Group, Ltd. (a)	1,395	310,178
FBL Financial Group, Inc. Class A	1,389	103,480
Federated National Holding Co.	1,704	26,599
Fidelity & Guaranty Life	435	13,507
Genworth Financial, Inc. Class A (a)	61,295	235,986
Global Indemnity, Ltd. (a)	1,123	47,615
Greenlight Capital Re, Ltd. Class A (a)	3,534	76,511
HCI Group, Inc.	1,230	47,048
Health Insurance Innovations, Inc. Class A (a)	1,956	28,362
Heritage Insurance Holdings, Inc. (b)	3,389	44,769
Horace Mann Educators Corp.	4,915	193,405
Infinity Property & Casualty Corp.	1,259	118,598
Investors Title Co.	228	40,828
James River Group Holdings, Ltd.	1,786	74,083
Kemper Corp.	4,916	260,548
Kinsale Capital Group, Inc.	2,364	102,054
Maiden Holdings, Ltd.	8,748	69,547
MBIA, Inc. (a)	16,334	142,106
National General Holdings Corp.	5,773	110,322
National Western Life Group, Inc. Class A	289	100,861
Navigators Group, Inc.	2,857	166,706
Primerica, Inc.	5,835	475,844
RLI Corp.	4,901	281,121
Safety Insurance Group, Inc.	1,650	125,895
Selective Insurance Group, Inc.	7,158	385,458
State Auto Financial Corp.	2,464	64,631
State National Cos., Inc.	4,616	96,890
Stewart Information Services Corp.	2,680	101,197
Third Point Reinsurance, Ltd. (a)	9,319	145,376
Trupanion, Inc. (a) (b)	2,213	58,445
United Fire Group, Inc.	2,586	118,491
United Insurance Holdings Corp.	1,954	31,850
Universal Insurance Holdings, Inc.	3,812	87,676
WMIH Corp. (a)	26,094	24,789

		6,086,064

INTERNET & CATALOG RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	5,343	52,629
Duluth Holdings, Inc. Class B (a) (b)	1,367	27,736
FTD Cos., Inc. (a)	2,336	30,461
Groupon, Inc. (a)	46,649	242,575
HSN, Inc.	3,759	146,789
Lands’ End, Inc. (a)	1,955	25,806
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,861	109,433
Nutrisystem, Inc.	3,599	201,184
Overstock.com, Inc. (a)	1,358	40,333
PetMed Express, Inc.	2,527	83,770

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Shutterfly, Inc. (a)	4,273	$207,155
Travelport Worldwide, Ltd.	14,250	223,725

		1,391,596

INTERNET SOFTWARE & SERVICES — 3.1%
2U, Inc. (a) (b)	6,002	336,352
Actua Corp. (a)	6,031	92,274
Alarm.com Holdings, Inc. (a)	3,251	146,880
ANGI Homeservices, Inc. Class A (a)	5,269	65,652
Appfolio, Inc. Class A (a)	1,016	48,717
Apptio, Inc. Class A (a)	4,084	75,431
Bankrate, Inc. (a)	6,566	91,596
Bazaarvoice, Inc. (a)	10,849	53,703
Benefitfocus, Inc. (a) (b)	1,669	56,162
Blucora, Inc. (a)	5,090	128,777
Box, Inc. Class A (a)	10,235	197,740
Brightcove, Inc. (a)	3,302	23,774
Carbonite, Inc. (a)	2,520	55,440
Care.com, Inc. (a)	1,957	31,097
Cars.com, Inc. (a) (b)	8,169	217,377
ChannelAdvisor Corp. (a)	3,506	40,319
Cimpress NV (a) (b)	3,088	301,574
CommerceHub, Inc. Series C (a)	7,416	158,332
Cornerstone OnDemand, Inc. (a)	6,692	271,762
Coupa Software, Inc. (a)	4,300	133,945
Endurance International Group Holdings, Inc. (a)	7,774	63,747
Envestnet, Inc. (a)	5,155	262,905
Etsy, Inc. (a)	13,333	225,061
Five9, Inc. (a)	6,900	164,910
Gogo, Inc. (a) (b)	6,622	78,206
GrubHub, Inc. (a)	10,126	533,235
GTT Communications, Inc. (a)	3,441	108,908
Hortonworks, Inc. (a)	5,954	100,920
Instructure, Inc. (a)	4,054	134,390
Internap Corp. (a)	15,584	67,790
j2 Global, Inc.	6,063	447,934
Limelight Networks, Inc. (a)	18,264	72,508
LivePerson, Inc. (a)	7,022	95,148
Meet Group, Inc. (a) (b)	6,401	23,300
MINDBODY, Inc. Class A (a)	5,232	135,247
MuleSoft, Inc. Class A (a)	2,364	47,611
New Relic, Inc. (a)	4,139	206,122
NIC, Inc.	8,002	137,234
Nutanix, Inc. Class A (a) (b)	6,467	144,796
Okta, Inc. (a) (b)	2,043	57,633
Q2 Holdings, Inc. (a)	3,203	133,405
Quotient Technology, Inc. (a) (b)	8,743	136,828
Shutterstock, Inc. (a)	2,315	77,066
SPS Commerce, Inc. (a)	2,060	116,823
Stamps.com, Inc. (a)	1,997	404,692
TechTarget, Inc. (a)	2,905	34,686
Trade Desk, Inc. Class A (a)	2,764	170,014
TrueCar, Inc. (a)	6,881	108,651
Tucows, Inc. Class A (a) (b)	1,396	81,736
Twilio, Inc. Class A (a) (b)	8,061	240,621
Web.com Group, Inc. (a)	5,346	133,650
XO Group, Inc. (a)	3,311	65,127
Yelp, Inc. (a)	9,675	418,928

		7,756,736

IT SERVICES — 1.7%
Acxiom Corp. (a)	9,375	231,000
Blackhawk Network Holdings, Inc. (a)	6,851	300,074
CACI International, Inc. Class A (a)	3,175	442,436
Cardtronics PLC Class A (a)	5,480	126,095
Cass Information Systems, Inc.	1,252	79,427
Convergys Corp.	10,991	284,557
CSG Systems International, Inc.	3,831	153,623
EPAM Systems, Inc. (a)	6,041	531,185
Everi Holdings, Inc. (a)	9,888	75,050
EVERTEC, Inc.	7,807	123,741
ExlService Holdings, Inc. (a)	4,037	235,438
Forrester Research, Inc.	1,133	47,416
Hackett Group, Inc.	2,463	37,413
ManTech International Corp. Class A	2,958	130,596
MAXIMUS, Inc.	8,237	531,286
MoneyGram International, Inc. (a)	4,016	64,698
Perficient, Inc. (a)	4,130	81,237
Presidio, Inc. (a)	3,440	48,676
Science Applications International Corp.	5,356	358,049
ServiceSource International, Inc. (a)	13,297	46,008
Sykes Enterprises, Inc. (a)	5,077	148,045
Syntel, Inc.	3,872	76,085
TeleTech Holdings, Inc.	2,067	86,297
Unisys Corp. (a) (b)	5,887	50,039
Virtusa Corp. (a) (b)	3,525	133,174

		4,421,645

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	3,763	66,831
American Outdoor Brands Corp. (a)	7,323	111,676
Callaway Golf Co.	10,699	154,387
Johnson Outdoors, Inc. Class A	580	42,502
Malibu Boats, Inc. Class A (a)	2,542	80,429
MCBC Holdings, Inc. (a)	3,116	63,504
Nautilus, Inc. (a)	3,905	65,994
Sturm Ruger & Co., Inc. (b)	2,302	119,013
Vista Outdoor, Inc. (a) (b)	8,491	194,784

		899,120

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	2,671	59,964
Cambrex Corp. (a)	3,849	211,695
Enzo Biochem, Inc. (a)	5,442	56,978
Fluidigm Corp. (a)	3,266	16,461
INC Research Holdings, Inc. Class A (a)	6,819	356,634
Luminex Corp.	4,665	94,839
NanoString Technologies, Inc. (a)	2,090	33,774
NeoGenomics, Inc. (a)	6,970	77,576
Pacific Biosciences of California, Inc. (a) (b)	11,990	62,948
PAREXEL International Corp. (a)	6,566	578,333
PRA Health Sciences, Inc. (a)	4,907	373,766

		1,922,968

MACHINERY — 3.7%
Actuant Corp. Class A	8,103	207,437
Alamo Group, Inc.	1,157	124,227
Albany International Corp. Class A	3,468	199,063
Altra Industrial Motion Corp.	2,973	143,001
American Railcar Industries, Inc.	1,016	39,218

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Astec Industries, Inc.	2,457	$137,617
Barnes Group, Inc.	6,330	445,885
Briggs & Stratton Corp.	5,205	122,318
Chart Industries, Inc. (a)	3,600	141,228
CIRCOR International, Inc.	1,961	106,737
Columbus McKinnon Corp.	2,433	92,138
DMC Global, Inc.	2,054	34,713
Douglas Dynamics, Inc.	2,839	111,857
Energy Recovery, Inc. (a) (b)	4,548	35,929
EnPro Industries, Inc.	2,819	227,014
ESCO Technologies, Inc.	3,235	193,938
Federal Signal Corp.	8,941	190,264
Franklin Electric Co., Inc.	5,700	255,645
Global Brass & Copper Holdings, Inc.	2,531	85,548
Gorman-Rupp Co.	2,590	84,356
Graham Corp.	1,293	26,933
Greenbrier Cos., Inc. (b)	3,312	159,473
Harsco Corp. (a)	9,570	200,013
Hillenbrand, Inc.	7,117	276,495
Hurco Cos., Inc.	866	36,026
Hyster-Yale Materials Handling, Inc.	1,216	92,951
John Bean Technologies Corp.	3,856	389,842
Kadant, Inc.	1,436	141,518
Kennametal, Inc.	9,967	402,069
Lindsay Corp.	1,418	130,314
Lydall, Inc. (a)	2,131	122,106
Manitowoc Co., Inc. (a)	15,202	136,818
Meritor, Inc. (a)	10,262	266,915
Milacron Holdings Corp. (a)	8,259	139,247
Miller Industries, Inc.	1,435	40,108
Mueller Industries, Inc.	6,852	239,477
Mueller Water Products, Inc. Class A	18,938	242,406
Navistar International Corp. (a) (b)	6,231	274,600
NN, Inc.	3,013	87,377
Omega Flex, Inc.	564	40,518
Proto Labs, Inc. (a)	3,007	241,462
RBC Bearings, Inc. (a)	2,933	367,065
REV Group, Inc.	3,347	96,260
Rexnord Corp. (a)	11,290	286,879
SPX Corp. (a)	5,215	153,008
SPX FLOW, Inc. (a)	6,845	263,943
Standex International Corp.	1,726	183,301
Sun Hydraulics Corp.	3,296	177,984
Tennant Co.	2,300	152,260
Titan International, Inc.	5,203	52,810
TriMas Corp. (a)	6,583	177,741
Wabash National Corp. (b)	7,710	175,942
Watts Water Technologies, Inc. Class A	3,355	232,166
Woodward, Inc.	6,783	526,429

		9,510,589

MARINE — 0.1%
Costamare, Inc.	6,283	38,829
Matson, Inc.	5,564	156,793
Scorpio Bulkers, Inc. (a) (b)	7,837	55,251

		250,873

MEDIA — 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	6,702	98,519

Central European Media Enterprises, Ltd. Class A (a) (b)	10,038	40,654
Daily Journal Corp. (a) (b)	224	48,969
Emerald Expositions Events, Inc.	2,688	62,469
Entercom Communications Corp. Class A	4,973	56,941
Entravision Communications Corp. Class A	9,078	51,745
Eros International PLC (a) (b)	3,978	56,885
EW Scripps Co. Class A (a)	8,280	158,231
Gannett Co., Inc.	14,309	128,781
Global Eagle Entertainment, Inc. (a) (b)	7,491	25,619
Gray Television, Inc. (a)	8,011	125,773
IMAX Corp. (a)	7,077	160,294
Liberty Media Corp.-Liberty Braves Class C (a)	4,520	114,220
Loral Space & Communications, Inc. (a)	1,609	79,646
MDC Partners, Inc. Class A	7,382	81,202
Meredith Corp. (b)	4,444	246,642
MSG Networks, Inc. Class A (a)	7,482	158,618
National CineMedia, Inc.	7,819	54,577
New Media Investment Group, Inc.	7,511	111,088
New York Times Co. Class A	15,922	312,071
Nexstar Media Group, Inc. Class A (b)	5,282	329,069
Reading International, Inc. Class A (a)	2,240	35,213
Scholastic Corp.	3,126	116,287
Sinclair Broadcast Group, Inc. Class A	8,833	283,098
Time, Inc.	12,739	171,976
tronc, Inc. (a)	2,895	42,064
World Wrestling Entertainment, Inc. Class A	4,440	104,562

		3,255,213

METALS & MINING — 1.3%
AK Steel Holding Corp. (a) (b)	38,690	216,277
Allegheny Technologies, Inc. (b)	13,176	314,906
Carpenter Technology Corp.	6,102	293,079
Century Aluminum Co. (a)	6,102	101,171
Cleveland-Cliffs, Inc. (a)	35,613	254,633
Coeur Mining, Inc. (a)	22,938	210,800
Commercial Metals Co.	13,918	264,860
Compass Minerals International, Inc. (b)	4,407	286,014
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Gold Resource Corp.	7,022	26,333
Haynes International, Inc.	1,595	57,277
Hecla Mining Co.	47,613	239,017
Kaiser Aluminum Corp.	2,301	237,325
Klondex Mines, Ltd. (a)	29,235	106,415
Materion Corp.	2,586	111,586
Schnitzer Steel Industries, Inc. Class A	4,283	120,567
SunCoke Energy, Inc. (a)	7,886	72,078
TimkenSteel Corp. (a) (b)	5,290	87,285
Warrior Met Coal, Inc.	3,440	81,081
Worthington Industries, Inc.	5,703	262,338

		3,343,042

MULTI-UTILITIES — 0.5%
Avista Corp.	7,804	404,013
Black Hills Corp. (b)	6,441	443,592
NorthWestern Corp.	6,216	353,939
Unitil Corp.	1,767	87,396

		1,288,940

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	5,650	$302,670
Dillard’s, Inc. Class A (b)	1,980	111,019
Fred’s, Inc. Class A (b)	4,607	29,669
JC Penney Co., Inc. (a) (b)	45,149	172,018
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	6,409	297,377

		912,753

OIL, GAS & CONSUMABLE FUELS — 2.2%
Abraxas Petroleum Corp. (a)	18,602	34,972
Arch Coal, Inc. Class A	2,688	192,837
Ardmore Shipping Corp. (b)	4,491	37,051
Bill Barrett Corp. (a)	9,486	40,695
Bonanza Creek Energy, Inc. (a)	2,795	92,207
California Resources Corp. (a) (b)	6,265	65,532
Callon Petroleum Co. (a) (b)	24,884	279,696
Carrizo Oil & Gas, Inc. (a)	8,793	150,624
Clean Energy Fuels Corp. (a)	14,563	36,116
Cloud Peak Energy, Inc. (a)	16,982	62,154
CVR Energy, Inc. (b)	2,278	59,000
Delek US Holdings, Inc.	9,040	241,639
Denbury Resources, Inc. (a) (b)	55,885	74,886
DHT Holdings, Inc.	11,037	43,927
Eclipse Resources Corp. (a)	13,339	33,347
Energy XXI Gulf Coast, Inc. (a)	4,836	50,004
Evolution Petroleum Corp.	4,051	29,167
Frontline, Ltd.	9,132	55,157
GasLog, Ltd.	5,010	87,424
Gener8 Maritime, Inc. (a)	6,419	28,950
Golar LNG, Ltd.	11,919	269,489
Green Plains, Inc.	4,444	89,547
Halcon Resources Corp. (a)	14,872	101,130
International Seaways, Inc. (a)	4,629	91,191
Jagged Peak Energy, Inc. (a) (b)	7,267	99,267
Lilis Energy, Inc. (a) (b)	10,963	49,005
Matador Resources Co. (a) (b)	11,671	316,868
Nordic American Tankers, Ltd. (b)	11,907	63,583
Oasis Petroleum, Inc. (a)	29,232	266,596
Pacific Ethanol, Inc. (a)	5,348	29,681
Panhandle Oil and Gas, Inc. Class A	2,535	60,333
Par Pacific Holdings, Inc. (a)	3,944	82,035
PDC Energy, Inc. (a)	8,257	404,841
Peabody Energy Corp. (a)	7,089	205,652
Penn Virginia Corp. (a)	2,472	98,831
Renewable Energy Group, Inc. (a)	5,231	63,557
Resolute Energy Corp. (a) (b)	2,795	82,983
REX American Resources Corp. (a) (b)	689	64,649
Ring Energy, Inc. (a)	5,916	85,723
Sanchez Energy Corp. (a) (b)	7,935	38,247
SandRidge Energy, Inc. (a)	5,911	118,752
Scorpio Tankers, Inc.	24,841	85,205
SemGroup Corp. Class A	8,722	250,757
Ship Finance International, Ltd. (b)	7,827	113,491
SRC Energy, Inc. (a) (b)	23,940	231,500
Stone Energy Corp. (a)	2,695	78,317
Teekay Corp. (b)	6,491	57,965
Teekay Tankers, Ltd. Class A (b)	15,067	24,408
Tellurian, Inc. (a) (b)	7,523	80,346
Ultra Petroleum Corp. (a)	24,507	212,476

WildHorse Resource Development Corp. (a) (b)	4,729	62,990

		5,574,800

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	4,674	163,123
Clearwater Paper Corp. (a)	2,068	101,849
Deltic Timber Corp.	1,547	136,801
KapStone Paper and Packaging Corp.	10,610	228,009
Louisiana-Pacific Corp. (a)	18,984	514,087
Neenah Paper, Inc.	2,127	181,965
PH Glatfelter Co.	5,378	104,602
Schweitzer-Mauduit International, Inc.	4,077	169,032

		1,599,468

PERSONAL PRODUCTS — 0.2%
elf Beauty, Inc. (a) (b)	2,903	65,463
Inter Parfums, Inc.	2,332	96,195
Medifast, Inc.	1,436	85,255
Natural Health Trends Corp. (b)	901	21,534
Revlon, Inc. Class A (a) (b)	2,187	53,691
USANA Health Sciences, Inc. (a)	1,272	73,394

		395,532

PHARMACEUTICALS — 2.1%
Achaogen, Inc. (a)	4,623	73,737
Aclaris Therapeutics, Inc. (a)	4,753	122,675
Aerie Pharmaceuticals, Inc. (a) (b)	3,855	187,353
Amphastar Pharmaceuticals, Inc. (a)	4,492	80,272
ANI Pharmaceuticals, Inc. (a)	1,043	54,747
Aratana Therapeutics, Inc. (a) (b)	4,985	30,558
Assembly Biosciences, Inc. (a)	2,688	93,865
Catalent, Inc. (a)	16,668	665,387
Cempra, Inc. (a)	5,854	19,026
Collegium Pharmaceutical, Inc. (a) (b)	3,001	31,480
Corcept Therapeutics, Inc. (a)	11,393	219,885
Corium International, Inc. (a) (b)	3,200	35,456
Depomed, Inc. (a)	7,714	44,664
Dermira, Inc. (a)	7,037	189,999
Durect Corp. (a)	21,414	37,903
Horizon Pharma PLC (a)	20,664	262,020
Impax Laboratories, Inc. (a)	9,057	183,857
Innoviva, Inc. (a)	9,749	137,656
Intersect ENT, Inc. (a)	3,205	99,836
Intra-Cellular Therapies, Inc. (a) (b)	4,150	65,487
Lannett Co., Inc. (a) (b)	3,523	64,999
Medicines Co. (a) (b)	8,575	317,618
MyoKardia, Inc. (a) (b)	2,295	98,341
Nektar Therapeutics (a)	19,385	465,240
Ocular Therapeutix, Inc. (a)	4,836	29,886
Omeros Corp. (a) (b)	5,480	118,478
Pacira Pharmaceuticals, Inc. (a)	4,390	164,844
Paratek Pharmaceuticals, Inc. (a)	2,735	68,648
Phibro Animal Health Corp. Class A	2,178	80,695
Prestige Brands Holdings, Inc. (a)	7,046	352,934
Reata Pharmaceuticals, Inc. Class A (a)	1,284	39,932
Revance Therapeutics, Inc. (a)	2,649	72,980
SciClone Pharmaceuticals, Inc. (a)	6,213	69,586
Sucampo Pharmaceuticals, Inc. Class A (a)	2,894	34,149
Supernus Pharmaceuticals, Inc. (a)	5,757	230,280
Teligent, Inc. (a) (b)	5,634	37,804

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Tetraphase Pharmaceuticals, Inc. (a)	5,670	$38,783
TherapeuticsMD, Inc. (a) (b)	18,807	99,489
Theravance Biopharma, Inc. (a) (b)	5,036	172,433
WaVe Life Sciences, Ltd. (a) (b)	2,012	43,761
Zogenix, Inc. (a) (b)	3,324	116,506

		5,353,249

PROFESSIONAL SERVICES — 1.2%
Advisory Board Co. (a)	4,975	266,784
Barrett Business Services, Inc.	903	51,046
CBIZ, Inc. (a)	6,340	103,025
CRA International, Inc.	1,293	53,078
Exponent, Inc.	3,088	228,203
FTI Consulting, Inc. (a)	5,066	179,742
GP Strategies Corp. (a)	1,667	51,427
Heidrick & Struggles International, Inc.	2,278	48,180
Huron Consulting Group, Inc. (a)	2,762	94,737
ICF International, Inc. (a)	2,202	118,798
Insperity, Inc.	1,975	173,800
Kelly Services, Inc. Class A	4,158	104,324
Kforce, Inc.	2,954	59,671
Korn/Ferry International	7,068	278,691
Mistras Group, Inc. (a)	1,951	39,995
Navigant Consulting, Inc. (a)	6,224	105,310
On Assignment, Inc. (a)	6,951	373,130
Resources Connection, Inc.	3,939	54,752
RPX Corp. (a)	6,276	83,345
TriNet Group, Inc. (a)	5,184	174,286
TrueBlue, Inc. (a)	5,127	115,101
WageWorks, Inc. (a)	4,698	285,169
Willdan Group, Inc. (a)	1,828	59,337

		3,101,931

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Acadia Realty Trust REIT	9,511	272,205
AG Mortgage Investment Trust, Inc. REIT	3,529	67,898
Agree Realty Corp. REIT	2,988	146,651
Alexander’s, Inc. REIT	329	139,526
Altisource Residential Corp. REIT	6,005	66,716
American Assets Trust, Inc. REIT	4,837	192,367
Anworth Mortgage Asset Corp. REIT	11,430	68,694
Apollo Commercial Real Estate Finance, Inc. REIT (b)	11,264	203,991
Ares Commercial Real Estate Corp. REIT	3,766	50,125
Armada Hoffler Properties, Inc. REIT	3,980	54,964
ARMOUR Residential REIT, Inc. (b)	5,298	142,516
Ashford Hospitality Prime, Inc. REIT	4,195	39,853
Ashford Hospitality Trust, Inc. REIT	10,517	70,148
Bluerock Residential Growth REIT, Inc.	4,111	45,468
Capstead Mortgage Corp. REIT	11,687	112,780
CareTrust REIT, Inc.	7,518	143,143
CatchMark Timber Trust, Inc. Class A, REIT	6,005	75,723
CBL & Associates Properties, Inc. REIT (b)	20,883	175,208
Cedar Realty Trust, Inc. REIT	10,793	60,657
Chatham Lodging Trust REIT	4,671	99,586
Chesapeake Lodging Trust REIT	8,037	216,758
City Office REIT, Inc. REIT	4,909	67,597
Community Healthcare Trust, Inc. REIT (b)	2,223	59,932
CorEnergy Infrastructure Trust, Inc.	1,567	55,393

CYS Investments, Inc. REIT	19,239	166,225
DiamondRock Hospitality Co. REIT	24,497	268,242
Dynex Capital, Inc. REIT	5,324	38,705
Easterly Government Properties, Inc. REIT (b)	5,270	108,931
EastGroup Properties, Inc. REIT	3,923	345,695
Education Realty Trust, Inc. REIT	8,861	318,376
Farmland Partners, Inc. REIT (b)	4,901	44,305
First Industrial Realty Trust, Inc. REIT	14,048	422,704
First Potomac Realty Trust REIT	7,366	82,057
Four Corners Property Trust, Inc. REIT	8,540	212,817
Franklin Street Properties Corp. REIT	14,345	152,344
GEO Group, Inc. REIT	14,909	401,052
Getty Realty Corp. REIT	3,265	93,412
Gladstone Commercial Corp. REIT	3,326	74,070
Global Net Lease, Inc. REIT	8,825	193,179
Government Properties Income Trust REIT	10,386	194,945
Gramercy Property Trust REIT	17,840	539,660
Great Ajax Corp. REIT	2,806	39,537
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,108	148,852
Healthcare Realty Trust, Inc. REIT	13,927	450,399
Hersha Hospitality Trust REIT	5,321	99,343
Independence Realty Trust, Inc. REIT	8,192	83,313
InfraREIT, Inc. (a)	5,802	129,791
Invesco Mortgage Capital, Inc. REIT	13,422	229,919
Investors Real Estate Trust	18,605	113,677
iStar, Inc. (a)	8,962	105,752
Jernigan Capital, Inc. REIT	3,224	66,253
Kite Realty Group Trust REIT	10,493	212,483
Ladder Capital Corp. REIT	11,058	152,379
LaSalle Hotel Properties REIT	13,544	393,047
Lexington Realty Trust REIT	27,854	284,668
LTC Properties, Inc. REIT	4,583	215,309
Mack-Cali Realty Corp. REIT	10,953	259,696
Monmouth Real Estate Investment Corp.	8,155	132,029
MTGE Investment Corp. REIT	5,593	108,504
National Health Investors, Inc. REIT	4,609	356,230
National Storage Affiliates Trust REIT	5,353	129,757
New Senior Investment Group, Inc. REIT	10,740	98,271
New York Mortgage Trust, Inc. REIT (b)	13,754	84,587
NexPoint Residential Trust, Inc. REIT	3,143	74,583
NorthStar Realty Europe Corp. REIT	7,716	98,842
One Liberty Properties, Inc.	2,421	58,976
Orchid Island Capital, Inc. (b)	4,755	48,453
Owens Realty Mortgage, Inc. REIT	1,995	36,329
Pebblebrook Hotel Trust REIT (b)	9,384	339,138
Pennsylvania Real Estate Investment Trust REIT	8,390	88,011
PennyMac Mortgage Investment Trust REIT	8,647	150,371
Physicians Realty Trust REIT	18,980	336,515
Potlatch Corp. REIT	4,869	248,319
Preferred Apartment Communities, Inc. Class A	3,864	72,952
PS Business Parks, Inc. REIT	2,491	332,548
QTS Realty Trust, Inc. Class A, REIT	5,815	304,473
Ramco-Gershenson Properties Trust REIT	9,631	125,299
Redwood Trust, Inc. REIT	8,960	145,958

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Resource Capital Corp. REIT	3,978	$42,883
Retail Opportunity Investments Corp. REIT	12,769	242,739
Rexford Industrial Realty, Inc. REIT	7,876	225,411
RLJ Lodging Trust REIT	21,004	462,088
Ryman Hospitality Properties, Inc. REIT	5,625	351,506
Sabra Health Care REIT, Inc.	21,810	478,511
Saul Centers, Inc. REIT	1,356	83,950
Select Income REIT	8,599	201,389
Seritage Growth Properties Class A REIT (b)	2,955	136,137
STAG Industrial, Inc. REIT	9,683	265,992
Summit Hotel Properties, Inc. REIT	11,512	184,077
Sunstone Hotel Investors, Inc. REIT	27,032	434,404
Terreno Realty Corp.	5,754	208,180
Tier REIT, Inc. REIT	6,119	118,097
UMH Properties, Inc. REIT	3,934	61,174
Universal Health Realty Income Trust REIT	1,696	128,031
Urban Edge Properties REIT	10,791	260,279
Urstadt Biddle Properties, Inc. Class A, REIT	3,871	84,001
Washington Prime Group, Inc. REIT	22,481	187,267
Washington Real Estate Investment Trust REIT	8,713	285,438
Western Asset Mortgage Capital Corp.	7,186	75,237
Xenia Hotels & Resorts, Inc. REIT	13,761	289,669

		17,445,641

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Altisource Portfolio Solutions SA (a)	1,258	32,544
AV Homes, Inc. (a)	1,748	29,978
Consolidated-Tomoka Land Co.	349	20,964
Forestar Group, Inc. (a)	4,385	75,422
FRP Holdings, Inc. (a)	818	37,015
HFF, Inc. Class A	4,326	171,137
Kennedy-Wilson Holdings, Inc.	10,227	189,711
Marcus & Millichap, Inc. (a)	1,774	47,880
RE/MAX Holdings, Inc. Class A	2,108	133,963
RMR Group, Inc. Class A	908	46,626
St. Joe Co. (a)	7,346	138,472
Stratus Properties, Inc.	912	27,634
Tejon Ranch Co. (a)	1,779	37,537

		988,883

ROAD & RAIL — 0.8%
ArcBest Corp.	3,208	107,308
Avis Budget Group, Inc. (a) (b)	9,995	380,410
Covenant Transportation Group, Inc. Class A (a)	1,191	34,515
Heartland Express, Inc.	5,630	141,200
Hertz Global Holdings, Inc. (a)	7,515	168,035
Knight-Swift Transportation Holdings, Inc. (a) (b)	14,834	616,353
Marten Transport, Ltd.	4,832	99,298
Saia, Inc. (a)	3,016	188,953
Schneider National, Inc. Class B	3,332	84,300
Universal Logistics Holdings, Inc.	2,032	41,554
Werner Enterprises, Inc.	5,366	196,127
YRC Worldwide, Inc. (a)	3,778	52,136

		2,110,189

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Acacia Communications, Inc. (a) (b)	2,725	128,348
Advanced Energy Industries, Inc. (a)	4,836	390,555
Alpha & Omega Semiconductor, Ltd. (a)	2,645	43,616
Ambarella, Inc. (a) (b)	4,042	198,098
Amkor Technology, Inc. (a)	12,381	130,620
Axcelis Technologies, Inc. (a)	3,377	92,361
AXT, Inc. (a)	7,191	65,798
Brooks Automation, Inc.	9,363	284,261
Cabot Microelectronics Corp.	2,786	222,685
CEVA, Inc. (a)	2,583	110,552
Cirrus Logic, Inc. (a)	7,983	425,654
Cohu, Inc.	3,075	73,308
Cree, Inc. (a)	12,899	363,623
Diodes, Inc. (a)	4,442	132,949
DSP Group, Inc. (a)	3,232	42,016
Entegris, Inc. (a)	17,238	497,316
FormFactor, Inc. (a)	9,101	153,352
Ichor Holdings, Ltd. (a)	2,256	60,461
Impinj, Inc. (a) (b)	2,351	97,825
Inphi Corp. (a) (b)	5,084	201,784
Integrated Device Technology, Inc. (a)	17,384	462,067
IXYS Corp. (a)	3,016	71,479
Kopin Corp. (a) (b)	8,342	34,786
Lattice Semiconductor Corp. (a)	14,481	75,446
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,063	225,860
MaxLinear, Inc. (a)	6,937	164,754
MKS Instruments, Inc.	6,725	635,176
Monolithic Power Systems, Inc.	4,937	526,037
Nanometrics, Inc. (a)	2,918	84,038
NeoPhotonics Corp. (a) (b)	4,094	22,763
NVE Corp.	580	45,803
PDF Solutions, Inc. (a) (b)	3,125	48,406
Photronics, Inc. (a)	9,040	80,004
Power Integrations, Inc.	3,449	252,467
Rambus, Inc. (a)	14,462	193,068
Rudolph Technologies, Inc. (a)	3,471	91,287
Semtech Corp. (a)	7,979	299,612
Sigma Designs, Inc. (a)	5,800	36,540
Silicon Laboratories, Inc. (a)	5,266	420,753
SunPower Corp. (a) (b)	10,048	73,250
Synaptics, Inc. (a) (b)	4,496	176,153
Ultra Clean Holdings, Inc. (a)	4,689	143,577
Veeco Instruments, Inc. (a)	5,643	120,760
Xcerra Corp. (a)	5,948	58,588
Xperi Corp.	6,040	152,812

		8,210,668

SOFTWARE — 3.5%
8x8, Inc. (a)	10,892	147,042
A10 Networks, Inc. (a)	6,338	47,915
ACI Worldwide, Inc. (a)	15,348	349,627
American Software, Inc. Class A	2,958	33,603
Aspen Technology, Inc. (a)	8,558	537,528
Barracuda Networks, Inc. (a)	2,984	72,302
Blackbaud, Inc.	5,839	512,664
Blackline, Inc. (a) (b)	2,043	69,707
Bottomline Technologies de, Inc. (a)	4,662	148,392

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

BroadSoft, Inc. (a) (b)	3,497	$175,899
Callidus Software, Inc. (a)	7,975	196,584
CommVault Systems, Inc. (a)	5,029	305,763
Digimarc Corp. (a) (b)	988	36,161
Ebix, Inc.	3,272	213,498
Ellie Mae, Inc. (a)	4,128	339,033
Everbridge, Inc. (a)	3,332	88,031
Exa Corp. (a)	1,829	44,225
Fair Isaac Corp.	3,980	559,190
Gigamon, Inc. (a) (b)	4,186	176,440
Glu Mobile, Inc. (a)	13,792	51,858
HubSpot, Inc. (a) (b)	4,472	375,872
Imperva, Inc. (a)	4,549	197,427
MicroStrategy, Inc. Class A (a)	1,203	153,635
Mitek Systems, Inc. (a)	3,865	36,718
MobileIron, Inc. (a)	6,543	24,209
Model N, Inc. (a)	2,725	40,739
Monotype Imaging Holdings, Inc.	4,731	91,072
Paycom Software, Inc. (a) (b)	5,640	422,774
Paylocity Holding Corp. (a)	2,729	133,230
Pegasystems, Inc.	4,417	254,640
Progress Software Corp.	5,926	226,195
Proofpoint, Inc. (a) (b)	5,068	442,031
PROS Holdings, Inc. (a)	3,689	89,016
QAD, Inc. Class A	1,435	49,292
Qualys, Inc. (a)	3,956	204,921
Rapid7, Inc. (a)	2,646	46,570
RealPage, Inc. (a)	6,907	275,589
RingCentral, Inc. Class A (a)	7,031	293,544
Rosetta Stone, Inc. (a)	3,183	32,498
Rubicon Project, Inc. (a)	6,671	25,950
Silver Spring Networks, Inc. (a)	4,131	66,798
Synchronoss Technologies, Inc. (a)	5,155	48,096
Telenav, Inc. (a)	3,867	24,555
TiVo Corp.	15,882	315,258
Varonis Systems, Inc. (a)	2,713	113,675
VASCO Data Security International, Inc. (a)	3,610	43,501
Verint Systems, Inc. (a)	7,726	323,333
VirnetX Holding Corp. (a) (b)	6,520	25,428
Workiva, Inc. (a)	2,815	58,693
Zendesk, Inc. (a)	12,873	374,733
Zix Corp. (a)	7,981	39,027

		8,954,481

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	8,172	356,544
Abercrombie & Fitch Co. Class A	8,452	122,047
America’s Car-Mart, Inc. (a)	1,045	42,976
American Eagle Outfitters, Inc.	20,856	298,241
Asbury Automotive Group, Inc. (a)	2,453	149,878
Ascena Retail Group, Inc. (a) (b)	20,140	49,343
Barnes & Noble Education, Inc. (a)	4,901	31,906
Barnes & Noble, Inc.	7,803	59,303
Big 5 Sporting Goods Corp. (b)	2,013	15,399
Buckle, Inc. (b)	3,355	56,532
Caleres, Inc.	5,128	156,507
Camping World Holdings, Inc. Class A	2,903	118,268
Carvana Co. (a) (b)	2,795	41,031
Cato Corp. Class A	3,266	43,209

Chico’s FAS, Inc.	15,732	140,801
Children’s Place, Inc. (b)	2,260	267,019
Citi Trends, Inc.	1,893	37,614
Conn’s, Inc. (a)	2,671	75,189
DSW, Inc. Class A	8,172	175,535
Express, Inc. (a)	8,900	60,164
Finish Line, Inc. Class A (b)	4,830	58,105
Five Below, Inc. (a)	6,679	366,544
Francesca’s Holdings Corp. (a)	5,012	36,888
Genesco, Inc. (a)	2,418	64,319
GNC Holdings, Inc. Class A	8,400	74,256
Group 1 Automotive, Inc.	2,616	189,555
Guess?, Inc.	7,251	123,485
Haverty Furniture Cos., Inc.	2,488	65,061
Hibbett Sports, Inc. (a)	2,952	42,066
Lithia Motors, Inc. Class A	2,909	349,982
Lumber Liquidators Holdings, Inc. (a)	3,379	131,713
MarineMax, Inc. (a)	2,783	46,059
Monro, Inc. (b)	4,034	226,106
Office Depot, Inc.	67,406	306,023
Party City Holdco, Inc. (a)	3,577	48,468
Pier 1 Imports, Inc.	9,744	40,827
Rent-A-Center, Inc. (b)	7,702	88,419
RH (a)	2,692	189,301
Select Comfort Corp. (a)	5,528	171,644
Shoe Carnival, Inc.	1,897	42,455
Sonic Automotive, Inc. Class A (b)	3,380	68,952
Tailored Brands, Inc. (b)	7,084	102,293
Tile Shop Holdings, Inc.	3,982	50,571
Vitamin Shoppe, Inc. (a)	2,795	14,953
Winmark Corp.	292	38,471
Zumiez, Inc. (a)	1,975	35,747

		5,269,769

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	13,176	176,427
Avid Technology, Inc. (a)	3,543	16,085
Cray, Inc. (a)	4,915	95,597
Diebold Nixdorf, Inc. (b)	8,649	197,630
Electronics For Imaging, Inc. (a)	6,356	271,274
Immersion Corp. (a) (b)	3,532	28,856
Intevac, Inc. (a)	4,623	39,064
Pure Storage, Inc. Class A (a) (b)	12,997	207,822
Stratasys, Ltd. (a)	5,927	137,032
Super Micro Computer, Inc. (a)	4,666	103,119
USA Technologies, Inc. (a)	5,215	32,594

		1,305,500

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Columbia Sportswear Co.	3,239	199,458
Crocs, Inc. (a)	8,842	85,767
Culp, Inc.	1,442	47,226
Deckers Outdoor Corp. (a)	4,330	296,215
Fossil Group, Inc. (a) (b)	4,998	46,631
G-III Apparel Group, Ltd. (a)	5,288	153,458
Iconix Brand Group, Inc. (a)	5,767	32,814
Movado Group, Inc.	1,729	48,412
Oxford Industries, Inc.	1,831	116,342
Perry Ellis International, Inc. (a)	1,592	37,667

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Steven Madden, Ltd. (a)	8,144	$352,635
Unifi, Inc. (a)	1,844	65,702
Wolverine World Wide, Inc.	12,337	355,922

		1,838,249

THRIFTS & MORTGAGE FINANCE — 2.4%
Astoria Financial Corp.	10,883	233,985
Bank Mutual Corp.	5,926	60,149
BankFinancial Corp.	1,893	30,080
Bear State Financial, Inc.	3,722	38,188
Beneficial Bancorp, Inc.	9,192	152,587
BofI Holding, Inc. (a) (b)	7,547	214,863
BSB Bancorp, Inc. (a)	1,329	39,804
Capitol Federal Financial, Inc.	16,025	235,568
Charter Financial Corp.	2,014	37,319
Clifton Bancorp, Inc.	3,130	52,334
Dime Community Bancshares, Inc.	3,953	84,990
Essent Group, Ltd. (a)	9,233	373,936
Federal Agricultural Mortgage Corp. Class C	1,083	78,777
First Defiance Financial Corp.	1,256	65,927
Flagstar Bancorp, Inc. (a)	3,253	115,416
Hingham Institution for Savings	229	43,572
Home Bancorp, Inc.	684	28,605
HomeStreet, Inc. (a)	3,325	89,775
Impac Mortgage Holdings, Inc. (a)	1,653	21,588
Kearny Financial Corp.	11,456	175,850
LendingTree, Inc. (a)	753	184,071
Meridian Bancorp, Inc.	5,925	110,501
Meta Financial Group, Inc.	997	78,165
MGIC Investment Corp. (a)	42,566	533,352
Nationstar Mortgage Holdings, Inc. (a)	4,153	77,121
NMI Holdings, Inc. Class A (a)	5,985	74,214
Northfield Bancorp, Inc.	5,307	92,076
Northwest Bancshares, Inc.	11,763	203,147
OceanFirst Financial Corp.	2,995	82,333
Ocwen Financial Corp. (a)	12,892	44,348
Oritani Financial Corp.	4,973	83,546
PCSB Financial Corp. (a)	3,116	58,768
PennyMac Financial Services, Inc. Class A (a)	1,595	28,391
PHH Corp. (a)	8,301	115,633
Provident Financial Services, Inc.	8,322	221,948
Radian Group, Inc.	27,071	505,957
SI Financial Group, Inc.	2,455	36,702
Southern Missouri Bancorp, Inc.	1,007	36,745
Territorial Bancorp, Inc.	1,029	32,486
TrustCo Bank Corp. NY	11,869	105,634
United Community Financial Corp.	5,928	56,909
United Financial Bancorp, Inc.	6,275	114,770
Walker & Dunlop, Inc. (a)	3,526	184,516
Washington Federal, Inc.	11,350	381,927
Waterstone Financial, Inc.	2,988	58,266
Western New England Bancorp, Inc.	13,006	141,765
WSFS Financial Corp.	3,351	163,361

		5,979,965

TOBACCO — 0.2%
Universal Corp.	2,977	170,582
Vector Group, Ltd.	12,268	251,130

		421,712

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Aircastle, Ltd.	6,440	143,548
Applied Industrial Technologies, Inc.	4,490	295,442
Beacon Roofing Supply, Inc. (a)	7,350	376,687
BMC Stock Holdings, Inc. (a)	6,951	148,404
CAI International, Inc. (a)	2,177	66,007
DXP Enterprises, Inc. (a)	1,780	56,052
GATX Corp. (b)	4,687	288,532
GMS, Inc. (a)	4,041	143,051
H&E Equipment Services, Inc.	4,148	121,122
Herc Holdings, Inc. (a)	3,992	196,127
Kaman Corp.	3,382	188,648
MRC Global, Inc. (a)	11,765	205,770
NOW, Inc. (a)	13,176	181,961
Rush Enterprises, Inc. Class A (a)	5,108	236,449
SiteOne Landscape Supply, Inc. (a)	4,282	248,784
Textainer Group Holdings, Ltd. (a)	2,980	51,107
Titan Machinery, Inc. (a)	2,177	33,809
Triton International, Ltd. (a)	5,550	184,704
Veritiv Corp. (a)	1,401	45,532

		3,211,736

WATER UTILITIES — 0.4%
American States Water Co.	4,745	233,691
Artesian Resources Corp. Class A	1,279	48,346
Cadiz, Inc. (a)	3,976	50,495
California Water Service Group	6,132	233,936
Connecticut Water Service, Inc.	1,371	81,300
Consolidated Water Co., Ltd.	2,448	31,335
Middlesex Water Co.	2,004	78,697
SJW Group	1,955	110,653
York Water Co.	1,650	55,935

		924,388

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	4,731	101,101
Shenandoah Telecommunications Co.	5,718	212,710
Spok Holdings, Inc.	2,671	41,000

		354,811

TOTAL COMMON STOCKS (Cost $231,335,897)		253,286,983

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (c)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (c)	580	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	6,839	16,755
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	740	8,710

		25,465

MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	10,713	1,071

TOTAL RIGHTS (Cost $7,635)		26,536

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (f) (g)	299,474	$299,474
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	8,956,766	8,956,766

TOTAL SHORT-TERM INVESTMENTS (Cost $9,256,240)		9,256,240

TOTAL INVESTMENTS — 103.4% (Cost $240,599,772)		262,569,759
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(8,707,801)

NET ASSETS — 100.0%		$253,861,958

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $26,536 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Mini Index Futures (long)	12/15/2017	1	69,836	74,645	4,809

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,765,767	$—	$—	$3,765,767
Air Freight & Logistics	889,538	—	—	889,538
Airlines	740,258	—	—	740,258
Auto Components	3,206,245	—	—	3,206,245
Automobiles	167,678	—	—	167,678
Banks	26,219,205	—	—	26,219,205
Beverages	652,216	—	—	652,216
Biotechnology	15,859,545	—	—	15,859,545
Building Products	3,180,255	—	—	3,180,255
Capital Markets	3,148,878	—	—	3,148,878
Chemicals	5,433,911	—	—	5,433,911
Commercial Services & Supplies	6,676,457	—	—	6,676,457
Communications Equipment	4,290,045	—	—	4,290,045
Construction & Engineering	3,042,122	—	—	3,042,122
Construction Materials	575,735	—	—	575,735
Consumer Finance	1,574,919	—	—	1,574,919
Containers & Packaging	276,402	—	—	276,402
Distributors	185,191	—	—	185,191
Diversified Consumer Services	2,186,996	—	—	2,186,996
Diversified Financial Services	344,981	—	—	344,981
Diversified Telecommunication Services	1,754,776	—	—	1,754,776

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Electric Utilities	$2,741,219	$—	$—		$2,741,219
Electrical Equipment	1,588,119	—	—		1,588,119
Electronic Equipment, Instruments & Components	7,564,595	—	—		7,564,595
Energy Equipment & Services	3,821,936	—	—		3,821,936
Equity Real Estate Investment Trusts (REITs)	1,773,852	—	—		1,773,852
Food & Staples Retailing	1,316,560	—	—		1,316,560
Food Products	3,299,808	—	—		3,299,808
Gas Utilities	3,066,955	—	—		3,066,955
Health Care Equipment & Supplies	9,368,361	—	—		9,368,361
Health Care Providers & Services	5,243,809	—	—		5,243,809
Health Care Technology	2,120,868	—	—		2,120,868
Hotels, Restaurants & Leisure	7,554,698	—	—		7,554,698
Household Durables	3,610,005	—	—		3,610,005
Household Products	691,879	—	—		691,879
Independent Power Producers & Energy Traders	1,133,303	—	—		1,133,303
Industrial Conglomerates	139,385	—	—		139,385
Insurance	6,086,064	—	—		6,086,064
Internet & Catalog Retail	1,391,596	—	—		1,391,596
Internet Software & Services	7,756,736	—	—		7,756,736
IT Services	4,421,645	—	—		4,421,645
Leisure Equipment & Products	899,120	—	—		899,120
Life Sciences Tools & Services	1,922,968	—	—		1,922,968
Machinery	9,510,589	—	—		9,510,589
Marine	250,873	—	—		250,873
Media	3,255,213	—	—		3,255,213
Metals & Mining	3,343,042	—	0	(a)	3,343,042
Multi-Utilities	1,288,940	—	—		1,288,940
Multiline Retail	912,753	—	—		912,753
Oil, Gas & Consumable Fuels	5,574,800	—	—		5,574,800
Paper & Forest Products	1,599,468	—	—		1,599,468
Personal Products	395,532	—	—		395,532
Pharmaceuticals	5,353,249	—	—		5,353,249
Professional Services	3,101,931	—	—		3,101,931
Real Estate Investment Trusts (REITs)	17,445,641	—	—		17,445,641
Real Estate Management & Development	988,883	—	—		988,883
Road & Rail	2,110,189	—	—		2,110,189
Semiconductors & Semiconductor Equipment	8,210,668	—	—		8,210,668
Software	8,954,481	—	—		8,954,481
Specialty Retail	5,269,769	—	—		5,269,769
Technology Hardware, Storage & Peripherals	1,305,500	—	—		1,305,500
Textiles, Apparel & Luxury Goods	1,838,249	—	—		1,838,249
Thrifts & Mortgage Finance	5,979,965	—	—		5,979,965
Tobacco	421,712	—	—		421,712
Trading Companies & Distributors	3,211,736	—	—		3,211,736
Water Utilities	924,388	—	—		924,388
Wireless Telecommunication Services	354,811	—	—		354,811
Rights
Biotechnology	—	25,465	0	(a)	25,465
Media	—	1,071	—		1,071
Short-Term Investments	9,256,240	—	—		9,256,240

TOTAL INVESTMENTS	$262,543,223	$26,536	$0		$262,569,759

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	4,809	—	—		4,809

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$262,548,032	$26,536	$0		$262,574,568

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying Notes to Schedule of Investments

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	599,160	$599,160	$2,738,367	$3,038,053	$—	$—	299,474	$299,474	$1,249
State Street Navigator Securities Lending Government Money Market Portfolio	5,558,769	5,558,769	10,904,382	7,506,385	—	—	8,956,766	8,956,766	69,591

TOTAL		$6,157,929	$13,642,749	$10,544,438	$—	$—		$9,256,240	$70,840

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.6%
Huntington Ingalls Industries, Inc.	2,481	$561,798
L3 Technologies, Inc.	6,396	1,205,198
Orbital ATK, Inc.	3,700	492,692

		2,259,688

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	22,941	1,745,810
Expeditors International of Washington, Inc.	16,000	957,760

		2,703,570

AIRLINES — 0.2%
Copa Holdings SA Class A	7,427	924,884

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	16,487	844,629
Gentex Corp.	72,664	1,438,747

		2,283,376

AUTOMOBILES — 1.3%
Ford Motor Co.	233,664	2,796,958
Harley-Davidson, Inc.	38,285	1,845,720
Thor Industries, Inc.	5,311	668,708

		5,311,386

BANKS — 0.8%
Associated Banc-Corp	10,253	248,635
Bank of Hawaii Corp.	2,902	241,911
BankUnited, Inc.	8,579	305,155
FNB Corp.	24,454	343,090
PacWest Bancorp	19,457	982,773
People’s United Financial, Inc.	26,096	473,381
Popular, Inc.	6,392	229,728
Prosperity Bancshares, Inc.	3,700	243,201
TCF Financial Corp.	13,968	238,015

		3,305,889

BEVERAGES — 0.3%
Dr. Pepper Snapple Group, Inc.	14,513	1,283,965

BUILDING PRODUCTS — 0.2%
Owens Corning	8,517	658,790

CAPITAL MARKETS — 3.4%
BGC Partners, Inc. Class A	46,516	673,087
Eaton Vance Corp.	30,526	1,507,069
FactSet Research Systems, Inc.	2,085	375,529
Federated Investors, Inc. Class B (a)	32,595	968,071
Franklin Resources, Inc.	27,037	1,203,417
Invesco, Ltd.	37,279	1,306,256
Lazard, Ltd. Class A	40,864	1,847,870
Legg Mason, Inc.	21,335	838,679
LPL Financial Holdings, Inc.	29,938	1,543,903
Morningstar, Inc.	1,355	115,161
T Rowe Price Group, Inc.	34,989	3,171,753

		13,550,795

CHEMICALS — 5.2%
Ashland Global Holdings, Inc.	12,667	828,295
Cabot Corp	18,468	1,030,514
Celanese Corp. Series A	11,176	1,165,322
Eastman Chemical Co.	22,254	2,013,765

Huntsman Corp.	59,101	1,620,550
International Flavors & Fragrances, Inc.	5,675	811,014
LyondellBasell Industries NV Class A	69,688	6,902,596
Mosaic Co.	119,621	2,582,617
NewMarket Corp.	704	299,728
Olin Corp	56,160	1,923,480
RPM International, Inc.	24,011	1,232,725
Scotts Miracle-Gro Co.	4,774	464,701

		20,875,307

COMMERCIAL SERVICES & SUPPLIES — 0.5%
KAR Auction Services, Inc.	19,624	936,850
Pitney Bowes, Inc.	63,177	885,110

		1,821,960

COMMUNICATIONS EQUIPMENT — 1.0%
Harris Corp.	15,973	2,103,325
Motorola Solutions, Inc.	23,298	1,977,301

		4,080,626

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	14,189	597,357

CONSUMER FINANCE — 0.6%
Discover Financial Services	22,710	1,464,341
Navient Corp.	58,426	877,558

		2,341,899

CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	3,698	319,174
Avery Dennison Corp.	15,914	1,564,983
Bemis Co., Inc.	25,380	1,156,567
Graphic Packaging Holding Co.	64,307	897,083
International Paper Co.	39,271	2,231,378
Packaging Corp. of America	12,417	1,423,981
Sealed Air Corp.	11,037	471,501
Sonoco Products Co.	33,244	1,677,160
WestRock Co.	48,433	2,747,604

		12,489,431

DISTRIBUTORS — 1.1%
Genuine Parts Co.	46,669	4,463,890

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	71,125	1,883,390

DIVERSIFIEDTELECOMMUNICATION SERVICES — 0.9%
CenturyLink, Inc. (a)	185,552	3,506,933

ELECTRIC UTILITIES — 5.0%
Alliant Energy Corp.	22,461	933,704
Avangrid, Inc. (a)	8,904	422,228
Edison International	15,610	1,204,624
Entergy Corp.	24,803	1,893,957
Eversource Energy	20,887	1,262,410
Exelon Corp.	59,920	2,257,186
FirstEnergy Corp.	63,525	1,958,476
Great Plains Energy, Inc.	38,412	1,163,883
Hawaiian Electric Industries, Inc.	36,376	1,213,867
OGE Energy Corp.	42,556	1,533,293
PG&E Corp.	18,462	1,257,077
Pinnacle West Capital Corp.	12,919	1,092,431
PPL Corp.	43,943	1,667,637
Westar Energy, Inc.	19,528	968,589

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Xcel Energy, Inc.	29,341	$1,388,416

		20,217,778

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	25,813	1,982,180
Hubbell, Inc.	11,226	1,302,441
Regal Beloit Corp.	3,200	252,800

		3,537,421

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Avnet, Inc.	7,567	297,383
Corning, Inc.	184,772	5,528,378
FLIR Systems, Inc.	7,645	297,467
National Instruments Corp.	13,451	567,229

		6,690,457

ENERGY EQUIPMENT & SERVICES — 0.7%
Helmerich & Payne, Inc. (a)	36,131	1,882,786
Nabors Industries, Ltd.	24,866	200,669
Oceaneering International, Inc.	33,223	872,768

		2,956,223

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Colony NorthStar, Inc. Class A REIT	46,971	589,956
CoreCivic, Inc. REIT	39,949	1,069,435
JBG SMITH Properties REIT (b)	6,130	209,707

		1,869,098

FOOD & STAPLES RETAILING — 0.8%
Sysco Corp.	60,899	3,285,501

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	42,858	1,821,894
Bunge, Ltd.	16,596	1,152,758
Campbell Soup Co.	16,769	785,125
Flowers Foods, Inc. (a)	60,231	1,132,945
General Mills, Inc.	40,131	2,077,180
Hershey Co.	8,044	878,163
Hormel Foods Corp. (a)	26,277	844,543
Ingredion, Inc.	6,646	801,773
J.M. Smucker Co.	11,995	1,258,635
McCormick & Co., Inc.	7,434	763,026
Tyson Foods, Inc. Class A	16,448	1,158,762

		12,674,804

GAS UTILITIES — 0.3%
Atmos Energy Corp.	5,615	470,761
National Fuel Gas Co.	5,315	300,882
UGI Corp.	12,367	579,518

		1,351,161

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	55,727	3,729,251
Patterson Cos., Inc. (a)	28,045	1,083,939

		4,813,190

HOTELS, RESTAURANTS & LEISURE — 2.5%
Carnival Corp.	24,522	1,583,385
Darden Restaurants, Inc.	30,529	2,405,075
Dunkin’ Brands Group, Inc.	5,542	294,169
Extended Stay America, Inc.	44,612	892,240
International Game Technology PLC	36,632	899,316

Six Flags Entertainment Corp. (a)	19,270	1,174,314
Wyndham Worldwide Corp.	12,499	1,317,520
Yum! Brands, Inc.	19,643	1,445,921

		10,011,940

HOUSEHOLD DURABLES — 2.0%
Garmin, Ltd. (a)	41,111	2,218,761
Leggett & Platt, Inc.	43,512	2,076,828
PulteGroup, Inc.	21,663	592,050
Tupperware Brands Corp.	17,176	1,061,820
Whirlpool Corp.	10,439	1,925,369

		7,874,828

HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	7,580	999,878

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	160,731	1,771,256

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	6,102	611,970

INSURANCE — 4.4%
American National Insurance Co.	1,067	125,991
Arthur J Gallagher & Co.	23,615	1,453,503
Aspen Insurance Holdings, Ltd.	6,279	253,672
Assurant, Inc.	6,881	657,273
Assured Guaranty, Ltd.	14,032	529,708
Axis Capital Holdings, Ltd.	13,366	766,006
Cincinnati Financial Corp.	19,048	1,458,505
CNA Financial Corp.	1,832	92,058
Erie Indemnity Co. Class A	6,386	769,960
Everest Re Group, Ltd.	6,486	1,481,338
First American Financial Corp.	36,622	1,830,001
FNF Group	42,415	2,013,016
Hanover Insurance Group, Inc.	6,040	585,457
Mercury General Corp. (a)	6,326	358,621
Old Republic International Corp.	83,057	1,635,392
ProAssurance Corp.	5,189	283,579
Progressive Corp.	33,237	1,609,336
Unum Group	13,372	683,710
Validus Holdings, Ltd.	21,309	1,048,616

		17,635,742

IT SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	10,131	378,798
Broadridge Financial Solutions, Inc.	8,509	687,697
CSRA, Inc.	21,446	692,062
Paychex, Inc.	30,430	1,824,583
Sabre Corp.	37,152	672,451
Western Union Co.	81,588	1,566,490

		5,822,081

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	9,491	531,211
Hasbro, Inc.	11,645	1,137,367
Mattel, Inc. (a)	116,868	1,809,117
Polaris Industries, Inc. (a)	10,147	1,061,681

		4,539,376

MACHINERY — 2.2%
Allison Transmission Holdings, Inc.	9,931	372,710
Crane Co.	5,855	468,341

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Cummins, Inc.	19,416	$3,262,471
Donaldson Co., Inc.	7,805	358,562
ITT, Inc.	12,779	565,726
Lincoln Electric Holdings, Inc.	3,881	355,810
Oshkosh Corp.	11,831	976,531
Snap-on, Inc. (a)	7,237	1,078,385
Timken Co.	23,550	1,143,353
Trinity Industries, Inc.	14,493	462,327

		9,044,216

MEDIA — 2.7%
Cinemark Holdings, Inc.	25,382	919,082
Interpublic Group of Cos., Inc.	64,889	1,349,042
John Wiley & Sons, Inc. Class A	15,017	803,409
News Corp. Class A	55,875	740,903
News Corp. Class B	16,341	223,055
Omnicom Group, Inc.	33,301	2,466,605
Regal Entertainment Group Class A (a)	38,241	611,856
Scripps Networks Interactive, Inc. Class A	12,603	1,082,472
TEGNA, Inc.	72,950	972,423
Tribune Media Co. Class A	8,413	343,755
Viacom, Inc. Class A (a)	1,095	40,187
Viacom, Inc. Class B	45,317	1,261,625

		10,814,414

METALS & MINING — 1.2%
Nucor Corp.	38,071	2,133,499
Reliance Steel & Aluminum Co.	15,892	1,210,494
Steel Dynamics, Inc.	32,762	1,129,306
Tahoe Resources, Inc.	95,108	501,219

		4,974,518

MORTGAGE REAL ESTATE INVESTMENT — 0.4%
AGNC Investment Corp. REIT	79,191	1,716,861

MULTI-UTILITIES — 3.8%
Ameren Corp.	32,373	1,872,454
CenterPoint Energy, Inc.	84,564	2,470,115
CMS Energy Corp.	23,129	1,071,335
Consolidated Edison, Inc.	19,130	1,543,409
DTE Energy Co.	11,095	1,191,159
MDU Resources Group, Inc.	39,379	1,021,885
NiSource, Inc.	25,514	652,903
Public Service Enterprise Group, Inc.	43,021	1,989,721
SCANA Corp.	18,277	886,252
Vectren Corp.	13,717	902,167
WEC Energy Group, Inc.	26,446	1,660,280

		15,261,680

MULTILINE RETAIL — 3.9%
Dollar General Corp.	16,714	1,354,670
Kohl’s Corp. (a)	58,949	2,691,022
Macy’s, Inc. (a)	104,004	2,269,367
Nordstrom, Inc.	39,815	1,877,277
Target Corp.	126,242	7,449,540

		15,641,876

OIL, GAS & CONSUMABLE FUELS — 4.5%
Andeavor	11,288	1,164,357
HollyFrontier Corp.	35,575	1,279,633
Marathon Petroleum Corp.	30,001	1,682,456
Murphy Oil Corp. (a)	28,025	744,344

ONEOK, Inc.	53,796	2,980,836
PBF Energy, Inc. Class A	37,059	1,023,199
Targa Resources Corp.	36,560	1,729,288
Valero Energy Corp.	68,808	5,293,399
Williams Cos., Inc.	71,455	2,144,365

		18,041,877

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	21,110	915,963

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A	17,578	1,080,695

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	3,200	372,512
ManpowerGroup, Inc.	19,275	2,270,980
Nielsen Holdings PLC	47,542	1,970,616
Robert Half International, Inc.	42,138	2,121,227

		6,735,335

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.4%
Annaly Capital Management, Inc. REIT	249,451	3,040,808
Apple Hospitality REIT, Inc.	56,446	1,067,394
Brixmor Property Group, Inc. REIT	84,946	1,596,985
Camden Property Trust REIT	28,655	2,620,500
Chimera Investment Corp. REIT	63,801	1,207,115
Columbia Property Trust, Inc. REIT	18,228	396,823
CoreSite Realty Corp. REIT	3,200	358,080
CubeSmart REIT	18,024	467,903
DDR Corp. REIT	28,439	260,501
Duke Realty Corp. REIT	26,193	754,882
EPR Properties REIT	16,713	1,165,565
Equity LifeStyle Properties, Inc. REIT	5,792	492,783
Equity Residential REIT	93,179	6,143,291
Extra Space Storage, Inc. REIT	21,105	1,686,712
Federal Realty Investment Trust REIT	6,379	792,336
Gaming and Leisure Properties, Inc. REIT	58,642	2,163,303
GGP, Inc. REIT	78,558	1,631,650
HCP, Inc. REIT	64,012	1,781,454
Highwoods Properties, Inc. REIT	8,597	447,818
Hospitality Properties Trust REIT	55,055	1,568,517
Host Hotels & Resorts, Inc. REIT	249,021	4,604,398
Iron Mountain, Inc. REIT	17,926	697,321
Kilroy Realty Corp. REIT	7,221	513,557
Kimco Realty Corp. REIT	61,633	1,204,925
Lamar Advertising Co. Class A REIT	28,218	1,933,779
Liberty Property Trust REIT	47,679	1,957,700
Life Storage, Inc. REIT	7,265	594,350
Macerich Co. REIT	34,529	1,898,059
Medical Properties Trust, Inc. REIT	90,422	1,187,241
MFA Financial, Inc. REIT	92,853	813,392
National Retail Properties, Inc. REIT	26,538	1,105,573
New Residential Investment Corp. REIT	104,554	1,749,188
Omega Healthcare Investors, Inc. REIT	66,238	2,113,655
Outfront Media, Inc. REIT	36,118	909,451
Piedmont Office Realty Trust, Inc. Class A REIT	23,342	470,575
Rayonier, Inc. REIT	43,612	1,259,951
Retail Properties of America, Inc. Class A REIT	80,729	1,059,972
Senior Housing Properties Trust REIT	37,672	736,488
Spirit Realty Capital, Inc. REIT	49,904	427,677

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Starwood Property Trust, Inc. REIT	30,399	$660,266
STORE Capital Corp. REIT	27,810	691,635
Tanger Factory Outlet Centers, Inc. REIT (a)	31,730	774,847
Taubman Centers, Inc. REIT	12,010	596,897
Two Harbors Investment Corp. REIT	117,464	1,184,037
Vornado Realty Trust REIT	12,392	952,697
Weingarten Realty Investors REIT	40,716	1,292,326
WP Carey, Inc. REIT	19,321	1,302,042

		62,336,419

ROAD & RAIL — 0.4%
Ryder System, Inc.	18,032	1,524,606

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Maxim Integrated Products, Inc.	49,528	2,362,981
Xilinx, Inc. (a)	34,200	2,422,386

		4,785,367

SOFTWARE — 0.5%
CA, Inc.	65,105	2,173,205

SPECIALTY RETAIL — 4.5%
Bed Bath & Beyond, Inc.	30,551	717,032
Best Buy Co., Inc.	30,857	1,757,615
Dick’s Sporting Goods, Inc.	25,913	699,910
Foot Locker, Inc.	44,349	1,561,972
GameStop Corp. Class A	33,734	696,945
Gap, Inc. (a)	81,807	2,415,761
L Brands, Inc. (a)	81,930	3,409,107
Penske Automotive Group, Inc.	6,523	310,299
Signet Jewelers, Ltd.	23,189	1,543,228
Tiffany & Co.	13,760	1,262,893
Tractor Supply Co.	34,367	2,175,087
Williams-Sonoma, Inc. (a)	29,355	1,463,640

		18,013,489

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
HP, Inc.	578,704	11,550,932
NetApp, Inc.	79,918	3,497,212
Xerox Corp.	58,159	1,936,113

		16,984,257

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Carter’s, Inc.	13,580	1,341,025
Coach, Inc.	48,424	1,950,519
Hanesbrands, Inc. (a)	48,668	1,199,179
Ralph Lauren Corp.	19,192	1,694,462
VF Corp.	51,579	3,278,877

		9,464,062

THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	78,662	1,013,953

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co. (a)	49,535	2,257,805
MSC Industrial Direct Co., Inc. Class A	14,938	1,128,865
W.W. Grainger, Inc. (a)	17,949	3,226,333
Watsco, Inc.	10,263	1,653,061

		8,266,064

TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	15,410	1,112,294

WATER UTILITIES — 0.1%
Aqua America, Inc.	12,350	409,896

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	32,649	910,581

TOTAL COMMON STOCKS (Cost $367,428,365)		402,227,468

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	263,521	263,521
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	36,938	36,938

TOTAL SHORT-TERM INVESTMENTS (Cost $300,459)		300,459

TOTAL INVESTMENTS — 99.8% (Cost $367,728,824)		402,527,927
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		950,409

NET ASSETS — 100.0%		$403,478,336

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,259,688	$—	$—	$2,259,688
Air Freight & Logistics	2,703,570	—	—	2,703,570
Airlines	924,884	—	—	924,884
Auto Components	2,283,376	—	—	2,283,376
Automobiles	5,311,386	—	—	5,311,386
Banks	3,305,889	—	—	3,305,889
Beverages	1,283,965	—	—	1,283,965
Building Products	658,790	—	—	658,790
Capital Markets	13,550,795	—	—	13,550,795
Chemicals	20,875,307	—	—	20,875,307
Commercial Services & Supplies	1,821,960	—	—	1,821,960
Communications Equipment	4,080,626	—	—	4,080,626
Construction & Engineering	597,357	—	—	597,357
Consumer Finance	2,341,899	—	—	2,341,899
Containers & Packaging	12,489,431	—	—	12,489,431
Distributors	4,463,890	—	—	4,463,890
Diversified Consumer Services	1,883,390	—	—	1,883,390
Diversified Telecommunication Services	3,506,933	—	—	3,506,933
Electric Utilities	20,217,778	—	—	20,217,778
Electrical Equipment	3,537,421	—	—	3,537,421
Electronic Equipment, Instruments & Components	6,690,457	—	—	6,690,457
Energy Equipment & Services	2,956,223	—	—	2,956,223
Equity Real Estate Investment Trusts (REITs)	1,869,098	—	—	1,869,098
Food & Staples Retailing	3,285,501	—	—	3,285,501
Food Products	12,674,804	—	—	12,674,804
Gas Utilities	1,351,161	—	—	1,351,161
Health Care Providers & Services	4,813,190	—	—	4,813,190
Hotels, Restaurants & Leisure	10,011,940	—	—	10,011,940
Household Durables	7,874,828	—	—	7,874,828
Household Products	999,878	—	—	999,878
Independent Power Producers & Energy Traders	1,771,256	—	—	1,771,256
Industrial Conglomerates	611,970	—	—	611,970
Insurance	17,635,742	—	—	17,635,742
IT Services	5,822,081	—	—	5,822,081
Leisure Equipment & Products	4,539,376	—	—	4,539,376
Machinery	9,044,216	—	—	9,044,216
Media	10,814,414	—	—	10,814,414
Metals & Mining	4,974,518	—	—	4,974,518
Mortgage Real Estate Investment	1,716,861	—	—	1,716,861
Multi-Utilities	15,261,680	—	—	15,261,680
Multiline Retail	15,641,876	—	—	15,641,876
Oil, Gas & Consumable Fuels	18,041,877	—	—	18,041,877
Paper & Forest Products	915,963	—	—	915,963
Personal Products	1,080,695	—	—	1,080,695
Professional Services	6,735,335	—	—	6,735,335
Real Estate Investment Trusts (REITs)	62,336,419	—	—	62,336,419
Road & Rail	1,524,606	—	—	1,524,606
Semiconductors & Semiconductor Equipment	4,785,367	—	—	4,785,367
Software	2,173,205	—	—	2,173,205
Specialty Retail	18,013,489	—	—	18,013,489

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$16,984,257	$—	$—	$16,984,257
Textiles, Apparel & Luxury Goods	9,464,062	—	—	9,464,062
Thrifts & Mortgage Finance	1,013,953	—	—	1,013,953
Trading Companies & Distributors	8,266,064	—	—	8,266,064
Transportation Infrastructure	1,112,294	—	—	1,112,294
Water Utilities	409,896	—	—	409,896
Wireless Telecommunication Services	910,581	—	—	910,581
Short-Term Investments	300,459	—	—	300,459

TOTAL INVESTMENTS	$402,527,927	$—	$—	$402,527,927

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	382,998	$382,998	$7,364,049	$7,483,526	$—	$—	263,521	$263,521	$1,481
State Street Navigator Securities Lending Government Money Market Portfolio	3,242,093	3,242,093	10,112,333	13,317,488	—	—	36,938	36,938	7,424

TOTAL		$3,625,091	$17,476,382	$20,801,014	$—	$—		$300,459	$8,905

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.2%
Arconic, Inc.	24,820	$617,522
Boeing Co.	4,967	1,262,661
BWX Technologies, Inc.	14,811	829,712
General Dynamics Corp.	3,412	701,439
HEICO Corp.	2,132	191,475
HEICO Corp. Class A	5,392	410,870
Hexcel Corp.	15,724	902,872
Huntington Ingalls Industries, Inc.	7,406	1,677,015
L3 Technologies, Inc.	5,381	1,013,942
Lockheed Martin Corp.	1,930	598,860
Northrop Grumman Corp.	2,541	731,096
Orbital ATK, Inc.	5,820	774,991
Raytheon Co.	5,134	957,902
Rockwell Collins, Inc.	5,070	662,700
Spirit AeroSystems Holdings, Inc. Class A	31,380	2,438,854
Teledyne Technologies, Inc. (a)	4,181	665,531
Textron, Inc.	21,217	1,143,172
TransDigm Group, Inc. (b)	775	198,129
United Technologies Corp.	1,679	194,898

		15,973,641

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc. (b)	3,621	275,558
Expeditors International of Washington, Inc.	14,244	852,646
FedEx Corp.	2,510	566,206
United Parcel Service, Inc. Class B	2,707	325,083
XPO Logistics, Inc. (a)	46,065	3,122,286

		5,141,779

AIRLINES — 3.5%
Alaska Air Group, Inc.	18,882	1,440,130
American Airlines Group, Inc.	53,106	2,522,004
Copa Holdings SA Class A	13,014	1,620,633
Delta Air Lines, Inc.	68,764	3,315,800
JetBlue Airways Corp. (a)	139,228	2,579,895
Southwest Airlines Co.	51,085	2,859,738
Spirit Airlines, Inc. (a)	16,436	549,127
United Continental Holdings, Inc. (a)	45,395	2,763,648

		17,650,975

AUTO COMPONENTS — 2.4%
BorgWarner, Inc.	40,563	2,078,042
Delphi Automotive PLC	30,007	2,952,689
Gentex Corp.	70,875	1,403,325
Goodyear Tire & Rubber Co.	32,559	1,082,587
Lear Corp.	22,226	3,846,876
Visteon Corp. (a)	4,721	584,318

		11,947,837

AUTOMOBILES — 0.8%
Ford Motor Co.	13,801	165,198
General Motors Co.	20,126	812,688
Harley-Davidson, Inc. (b)	20,550	990,716
Thor Industries, Inc.	15,163	1,909,173

		3,877,775

BANKS — 2.3%
Associated Banc-Corp.	14,480	351,140

Bank of America Corp.	3,381	85,675
Bank of Hawaii Corp.	1,653	137,794
Bank of the Ozarks, Inc.	5,307	255,001
BankUnited, Inc.	3,356	119,373
BB&T Corp.	8,348	391,855
BOK Financial Corp.	487	43,382
CIT Group, Inc.	3,793	186,047
Citigroup, Inc.	2,845	206,945
Citizens Financial Group, Inc.	16,722	633,262
Comerica, Inc.	4,123	314,420
Commerce Bancshares, Inc.	3,677	212,420
Cullen/Frost Bankers, Inc.	3,140	298,049
East West Bancorp, Inc.	8,662	517,814
Fifth Third Bancorp	30,802	861,840
First Hawaiian, Inc.	1,950	59,066
First Horizon National Corp.	9,986	191,232
First Republic Bank	3,215	335,839
FNB Corp.	6,511	91,349
Huntington Bancshares, Inc.	33,413	466,446
JPMorgan Chase & Co.	450	42,980
KeyCorp	25,344	476,974
M&T Bank Corp.	2,060	331,742
PacWest Bancorp	8,413	424,941
People’s United Financial, Inc.	7,894	143,197
PNC Financial Services Group, Inc.	2,729	367,787
Popular, Inc.	8,047	289,209
Prosperity Bancshares, Inc.	3,936	258,713
Regions Financial Corp.	55,058	838,533
Signature Bank (a)	1,137	145,582
SunTrust Banks, Inc.	3,816	228,082
SVB Financial Group (a)	1,804	337,510
Synovus Financial Corp.	7,234	333,198
TCF Financial Corp.	12,109	206,337
US Bancorp	3,435	184,082
Webster Financial Corp.	5,220	274,311
Western Alliance Bancorp (a)	5,569	295,603
Zions Bancorp	9,271	437,406

		11,375,136

BEVERAGES — 0.3%
Brown-Forman Corp. Class A	1,241	69,111
Brown-Forman Corp. Class B	5,575	302,722
Coca-Cola Co.	642	28,896
Constellation Brands, Inc. Class A	2,524	503,412
Dr. Pepper Snapple Group, Inc.	4,161	368,124
Molson Coors Brewing Co. Class B	569	46,453
Monster Beverage Corp. (a)	2,379	131,440
PepsiCo, Inc.	811	90,370

		1,540,528

BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,711	240,899
Alexion Pharmaceuticals, Inc. (a)	1,181	165,683
Amgen, Inc.	1,464	272,963
Biogen, Inc. (a)	3,916	1,226,178
Bioverativ, Inc. (a)	19,077	1,088,724
Celgene Corp. (a)	1,819	265,247
Exelixis, Inc. (a)	12,346	299,144
Gilead Sciences, Inc.	2,456	198,985
Incyte Corp. (a)	2,006	234,180

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Ionis Pharmaceuticals, Inc. (a)	547	$27,733
Neurocrine Biosciences, Inc. (a)	804	49,269
Regeneron Pharmaceuticals, Inc. (a)	812	363,061
Seattle Genetics, Inc. (a) (b)	2,561	139,344
United Therapeutics Corp. (a)	16,932	1,984,261
Vertex Pharmaceuticals, Inc. (a)	2,022	307,425

		6,863,096

BUILDING PRODUCTS — 1.2%
Allegion PLC	5,847	505,590
AO Smith Corp.	16,742	994,977
Armstrong World Industries, Inc. (a)	1,401	71,801
Fortune Brands Home & Security, Inc.	11,886	799,096
Lennox International, Inc.	5,294	947,467
Masco Corp.	24,579	958,827
Owens Corning	19,730	1,526,116
USG Corp. (a) (b)	10,105	329,928

		6,133,802

CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	4,005	760,269
Ameriprise Financial, Inc.	5,334	792,152
Bank of New York Mellon Corp.	6,245	331,110
BGC Partners, Inc. Class A	20,886	302,220
BlackRock, Inc.	201	89,865
CBOE Holdings, Inc.	8,243	887,194
Charles Schwab Corp.	3,955	172,992
CME Group, Inc.	2,360	320,205
E*TRADE Financial Corp. (a)	20,270	883,975
Eaton Vance Corp.	26,162	1,291,618
FactSet Research Systems, Inc.	3,053	549,876
Federated Investors, Inc. Class B (b)	9,855	292,694
Franklin Resources, Inc.	33,920	1,509,779
Goldman Sachs Group, Inc.	1,281	303,840
Interactive Brokers Group, Inc. Class A	903	40,671
Intercontinental Exchange, Inc.	3,733	256,457
Invesco, Ltd.	14,420	505,277
Lazard, Ltd. Class A	50,110	2,265,974
Legg Mason, Inc.	15,781	620,351
LPL Financial Holdings, Inc.	32,257	1,663,494
MarketAxess Holdings, Inc.	2,513	463,674
Moody’s Corp.	3,726	518,696
Morgan Stanley	4,177	201,206
Morningstar, Inc.	1,000	84,990
MSCI, Inc.	9,863	1,152,985
Nasdaq, Inc.	1,055	81,836
Northern Trust Corp.	3,368	309,620
Raymond James Financial, Inc.	2,892	243,882
S&P Global, Inc.	9,381	1,466,344
SEI Investments Co.	9,067	553,631
State Street Corp. (c)	5,680	542,667
T Rowe Price Group, Inc.	7,567	685,949
TD Ameritrade Holding Corp.	7,970	388,936
Voya Financial, Inc.	8,101	323,149

		20,857,578

CHEMICALS — 4.0%
Air Products & Chemicals, Inc.	4,253	643,139
Albemarle Corp. (b)	12,455	1,697,741
Ashland Global Holdings, Inc.	7,533	492,583
Axalta Coating Systems, Ltd. (a)	11,231	324,800

Cabot Corp.	9,921	553,592
Celanese Corp. Series A	14,809	1,544,134
CF Industries Holdings, Inc.	1,185	41,665
Chemours Co.	28,123	1,423,305
DowDuPont, Inc.	11,902	823,975
Eastman Chemical Co.	10,005	905,352
Ecolab, Inc.	2,547	327,570
FMC Corp.	10,823	966,602
Huntsman Corp.	83,846	2,299,057
International Flavors & Fragrances, Inc.	4,026	575,356
LyondellBasell Industries NV Class A	11,963	1,184,935
Monsanto Co.	2,230	267,199
Mosaic Co.	10,878	234,856
NewMarket Corp.	944	401,908
Olin Corp.	56,012	1,918,411
Platform Specialty Products Corp. (a)	27,050	301,607
PPG Industries, Inc.	3,459	375,855
Praxair, Inc.	4,463	623,660
RPM International, Inc.	11,561	593,542
Scotts Miracle-Gro Co.	4,427	430,924
Sherwin-Williams Co.	1,579	565,345
Valvoline, Inc.	18,369	430,753
Westlake Chemical Corp.	1,754	145,740

		20,093,606

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	7,387	1,065,796
Clean Harbors, Inc. (a)	996	56,473
Copart, Inc. (a)	20,542	706,029
KAR Auction Services, Inc.	7,964	380,201
Pitney Bowes, Inc.	6,052	84,789
Republic Services, Inc.	7,614	502,981
Rollins, Inc.	9,538	440,083
Stericycle, Inc. (a)	820	58,728
Waste Management, Inc.	8,162	638,840

		3,933,920

COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	2,265	429,467
Brocade Communications Systems, Inc.	27,533	329,019
Cisco Systems, Inc.	5,002	168,217
CommScope Holding Co., Inc. (a)	11,459	380,553
EchoStar Corp. Class A (a)	10,758	615,680
F5 Networks, Inc. (a)	6,845	825,233
Harris Corp.	10,378	1,366,575
Juniper Networks, Inc.	43,344	1,206,264
Motorola Solutions, Inc.	8,840	750,251
Palo Alto Networks, Inc. (a)	708	102,023

		6,173,282

CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	9,555	351,720
Fluor Corp.	2,975	125,247
Jacobs Engineering Group, Inc.	19,029	1,108,820
Quanta Services, Inc. (a)	61,826	2,310,438
Valmont Industries, Inc.	2,402	379,756

		4,275,981

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	5,221	557,081
Martin Marietta Materials, Inc.	2,500	515,575

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Vulcan Materials Co.	2,150	$257,140

		1,329,796

CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	23,110	560,649
American Express Co.	8,011	724,675
Capital One Financial Corp.	8,771	742,553
Credit Acceptance Corp. (a) (b)	4,689	1,313,717
Discover Financial Services	17,106	1,102,995
Navient Corp.	18,491	277,735
OneMain Holdings, Inc. (a)	1,793	50,545
Santander Consumer USA Holdings, Inc. (a)	16,069	246,980
SLM Corp. (a)	11,026	126,468
Synchrony Financial	25,392	788,421

		5,934,738

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	3,384	292,073
Avery Dennison Corp.	10,963	1,078,101
Bemis Co., Inc.	2,791	127,186
Berry Global Group, Inc. (a)	9,983	565,537
Crown Holdings, Inc. (a)	7,166	427,954
Graphic Packaging Holding Co.	32,323	450,906
International Paper Co.	19,380	1,101,172
Owens-Illinois, Inc. (a)	23,938	602,280
Packaging Corp. of America	11,389	1,306,091
Sealed Air Corp.	5,083	217,146
Silgan Holdings, Inc.	12,752	375,291
Sonoco Products Co.	10,874	548,593
WestRock Co.	28,673	1,626,619

		8,718,949

DISTRIBUTORS — 0.4%
Genuine Parts Co.	9,060	866,589
LKQ Corp. (a)	3,638	130,932
Pool Corp.	7,208	779,689

		1,777,210

DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	2,652	228,629
Graham Holdings Co. Class B	1,011	591,536
H&R Block, Inc.	50,214	1,329,667
Service Corp. International	13,481	465,095
ServiceMaster Global Holdings, Inc. (a)	2,869	134,068

		2,748,995

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	920	168,654
Leucadia National Corp.	22,659	572,140

		740,794

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	2,046	80,142
CenturyLink, Inc. (b)	22,487	425,004
Level 3 Communications, Inc. (a)	9,690	516,380
Verizon Communications, Inc.	913	45,184
Zayo Group Holdings, Inc. (a)	6,266	215,676

		1,282,386

ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	9,851	409,506
American Electric Power Co., Inc.	6,601	463,654
Avangrid, Inc. (b)	2,734	129,646
Duke Energy Corp.	3,228	270,894
Edison International	9,271	715,443
Entergy Corp.	6,100	465,796
Eversource Energy	10,250	619,510
Exelon Corp.	21,175	797,662
FirstEnergy Corp.	6,072	187,200
Great Plains Energy, Inc.	9,394	284,638
Hawaiian Electric Industries, Inc.	8,786	293,189
NextEra Energy, Inc.	2,369	347,177
OGE Energy Corp.	15,242	549,169
PG&E Corp.	8,812	600,009
Pinnacle West Capital Corp.	7,476	632,171
PPL Corp.	12,146	460,941
Southern Co.	4,199	206,339
Westar Energy, Inc.	4,672	231,731
Xcel Energy, Inc.	14,240	673,837

		8,338,512

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	219	37,510
AMETEK, Inc.	11,466	757,215
Eaton Corp. PLC	12,478	958,186
Emerson Electric Co.	5,317	334,120
Hubbell, Inc.	5,391	625,464
Regal Beloit Corp.	10,039	793,081
Rockwell Automation, Inc.	5,987	1,066,943
Sensata Technologies Holding NV (a)	6,623	318,368

		4,890,887

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	6,287	532,132
Arrow Electronics, Inc. (a)	5,017	403,417
Avnet, Inc.	1,350	53,055
CDW Corp.	28,645	1,890,570
Cognex Corp.	6,852	755,639
Coherent, Inc. (a)	2,265	532,660
Corning, Inc.	136,815	4,093,505
Dolby Laboratories, Inc. Class A	6,474	372,384
FLIR Systems, Inc.	13,213	514,118
IPG Photonics Corp. (a)	4,726	874,594
Jabil, Inc.	51,129	1,459,733
Keysight Technologies, Inc. (a)	20,837	868,069
National Instruments Corp.	12,420	523,751
Trimble, Inc. (a)	18,034	707,835
Universal Display Corp.	2,333	300,607
Zebra Technologies Corp. Class A (a)	3,097	336,272

		14,218,341

ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes a GE Co.	16,901	618,915
Helmerich & Payne, Inc. (b)	5,321	277,277
Nabors Industries, Ltd.	5,290	42,690
Oceaneering International, Inc.	3,643	95,702
Patterson-UTI Energy, Inc.	1,547	32,394
RPC, Inc. (b)	2,446	60,636
Transocean, Ltd. (a) (b)	17,363	186,826

		1,314,440

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Colony NorthStar, Inc. Class A REIT	24,938	$313,221
CoreCivic, Inc. REIT	15,451	413,623
JBG SMITH Properties REIT (a)	1,350	46,184

		773,028

FOOD & STAPLES RETAILING — 0.9%
Casey’s General Stores, Inc.	1,700	186,065
Costco Wholesale Corp.	4,431	727,969
CVS Health Corp.	2,740	222,817
Kroger Co.	8,511	170,731
Sprouts Farmers Market, Inc. (a)	30,579	573,968
Sysco Corp.	31,620	1,705,899
US Foods Holding Corp. (a)	12,550	335,085
Wal-Mart Stores, Inc.	1,526	119,241
Walgreens Boots Alliance, Inc.	4,855	374,903

		4,416,678

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	9,689	411,879
Blue Buffalo Pet Products, Inc. (a) (b)	1,340	37,989
Bunge, Ltd.	12,020	834,909
Campbell Soup Co.	3,088	144,580
Conagra Brands, Inc.	4,569	154,158
Flowers Foods, Inc. (b)	24,982	469,912
General Mills, Inc.	3,754	194,307
Hain Celestial Group, Inc. (a)	1,004	41,315
Hershey Co.	5,679	619,977
Hormel Foods Corp. (b)	12,073	388,026
Ingredion, Inc.	2,700	325,728
J.M. Smucker Co.	1,897	199,052
Kellogg Co.	1,893	118,067
Kraft Heinz Co.	488	37,844
Lamb Weston Holdings, Inc.	22,870	1,072,374
McCormick & Co., Inc.	4,227	433,859
Mondelez International, Inc. Class A	2,262	91,973
Pilgrim’s Pride Corp. (a) (b)	7,888	224,098
Pinnacle Foods, Inc.	8,517	486,917
Post Holdings, Inc. (a)	5,036	444,528
Seaboard Corp.	86	387,430
TreeHouse Foods, Inc. (a) (b)	311	21,064
Tyson Foods, Inc. Class A	10,134	713,940

		7,853,926

GAS UTILITIES — 0.2%
Atmos Energy Corp.	4,501	377,364
National Fuel Gas Co.	2,328	131,788
UGI Corp.	12,891	604,072

		1,113,224

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	5,629	300,363
ABIOMED, Inc. (a)	2,585	435,831
Alere, Inc. (a)	1,540	78,525
Align Technology, Inc. (a)	6,454	1,202,187
Baxter International, Inc.	49,319	3,094,767
Becton Dickinson and Co.	1,825	357,609
Boston Scientific Corp. (a)	6,900	201,273
C.R. Bard, Inc.	2,764	885,862
Cooper Cos., Inc.	3,493	828,225

Danaher Corp.	2,533	217,281
DexCom, Inc. (a) (b)	404	19,766
Edwards Lifesciences Corp. (a)	4,666	510,041
Hill-Rom Holdings, Inc.	10,500	777,000
Hologic, Inc. (a)	15,654	574,345
IDEXX Laboratories, Inc. (a)	4,874	757,858
Intuitive Surgical, Inc. (a)	723	756,171
Medtronic PLC	1,073	83,447
ResMed, Inc.	7,333	564,348
STERIS PLC	6,197	547,815
Stryker Corp.	1,661	235,895
Teleflex, Inc.	2,234	540,561
Varian Medical Systems, Inc. (a)	12,173	1,218,030
West Pharmaceutical Services, Inc.	7,017	675,456
Zimmer Biomet Holdings, Inc.	1,684	197,180

		15,059,836

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	1,537	244,399
AmerisourceBergen Corp.	7,063	584,463
Anthem, Inc.	7,993	1,517,711
Brookdale Senior Living, Inc. (a)	3,607	38,234
Cardinal Health, Inc.	15,616	1,045,023
Centene Corp. (a)	1,986	192,185
Cigna Corp.	11,714	2,189,815
DaVita, Inc. (a)	3,518	208,934
Express Scripts Holding Co. (a)	4,169	263,981
HCA Healthcare, Inc. (a)	9,785	778,788
Henry Schein, Inc. (a)	7,444	610,334
Humana, Inc.	5,081	1,237,884
Laboratory Corp. of America Holdings (a)	5,130	774,476
LifePoint Health, Inc. (a)	3,392	196,397
McKesson Corp.	2,195	337,174
MEDNAX, Inc. (a)	1,392	60,023
Patterson Cos., Inc. (b)	3,705	143,198
Premier, Inc. Class A (a)	1,137	37,032
Quest Diagnostics, Inc.	14,941	1,399,075
UnitedHealth Group, Inc.	1,926	377,207
Universal Health Services, Inc. Class B	3,434	380,968
WellCare Health Plans, Inc. (a)	6,720	1,154,093

		13,771,394

HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc. (a) (b)	777	96,628
Cerner Corp. (a)	12,569	896,421
Veeva Systems, Inc. Class A (a)	7,803	440,167

		1,433,216

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	15,138	614,754
Carnival Corp.	24,301	1,569,116
Chipotle Mexican Grill, Inc. (a) (b)	1,127	346,924
Choice Hotels International, Inc.	3,177	203,010
Darden Restaurants, Inc.	26,272	2,069,708
Domino’s Pizza, Inc.	5,257	1,043,777
Dunkin’ Brands Group, Inc.	4,996	265,188
Extended Stay America, Inc.	18,890	377,800
Hilton Grand Vacations, Inc. (a)	2,181	84,252
Hilton Worldwide Holdings, Inc.	4,534	314,886
Hyatt Hotels Corp. Class A (a)	3,315	204,834

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

International Game Technology PLC	14,542	$357,006
Las Vegas Sands Corp.	7,732	496,085
McDonald’s Corp.	1,957	306,623
MGM Resorts International	20,124	655,841
Norwegian Cruise Line Holdings, Ltd. (a)	9,294	502,341
Royal Caribbean Cruises, Ltd.	10,582	1,254,390
Six Flags Entertainment Corp. (b)	5,899	359,485
Starbucks Corp.	5,127	275,371
Vail Resorts, Inc.	4,869	1,110,716
Wendy’s Co.	14,218	220,806
Wyndham Worldwide Corp.	15,577	1,641,972
Wynn Resorts, Ltd.	2,306	343,410
Yum China Holdings, Inc. (a)	28,265	1,129,752
Yum! Brands, Inc.	14,651	1,078,460

		16,826,507

HOUSEHOLD DURABLES — 2.0%
CalAtlantic Group, Inc.	8,935	327,289
D.R. Horton, Inc.	21,673	865,403
Garmin, Ltd. (b)	19,808	1,069,038
Leggett & Platt, Inc.	11,842	565,219
Lennar Corp. Class A	8,878	468,758
Lennar Corp. Class B	658	29,663
Mohawk Industries, Inc. (a)	4,760	1,178,147
NVR, Inc. (a)	827	2,361,085
PulteGroup, Inc.	30,881	843,978
Tempur Sealy International, Inc. (a)	1,132	73,037
Toll Brothers, Inc.	12,241	507,634
Tupperware Brands Corp.	14,000	865,480
Whirlpool Corp.	4,511	832,009

		9,986,740

HOUSEHOLD PRODUCTS — 0.3%
Church & Dwight Co., Inc.	8,245	399,470
Clorox Co.	2,464	325,026
Colgate-Palmolive Co.	4,056	295,480
Energizer Holdings, Inc.	1,738	80,035
Kimberly-Clark Corp.	2,875	338,330
Procter & Gamble Co.	809	73,603
Spectrum Brands Holdings, Inc. (b)	1,724	182,606

		1,694,550

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	41,888	461,606
Calpine Corp. (a)	18,789	277,138
NRG Energy, Inc.	36,897	944,194
Vistra Energy Corp.	26,228	490,201

		2,173,139

INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,221	256,288
Carlisle Cos., Inc.	4,665	467,853
Honeywell International, Inc.	1,806	255,982
Roper Technologies, Inc.	1,067	259,708

		1,239,831

INSURANCE — 5.7%
Aflac, Inc.	7,912	643,958
Alleghany Corp. (a)	617	341,824

Allstate Corp.	10,773	990,146
American Financial Group, Inc.	6,556	678,218
American International Group, Inc.	989	60,715
American National Insurance Co.	253	29,874
Aon PLC	6,469	945,121
Arch Capital Group, Ltd. (a)	8,619	848,972
Arthur J Gallagher & Co.	13,747	846,128
Aspen Insurance Holdings, Ltd.	5,598	226,159
Assurant, Inc.	5,072	484,477
Assured Guaranty, Ltd.	46,153	1,742,276
Athene Holding, Ltd. Class A (a)	1,623	87,382
Axis Capital Holdings, Ltd.	10,095	578,545
Brighthouse Financial, Inc. (a)	461	28,029
Brown & Brown, Inc.	11,167	538,138
Chubb, Ltd.	2,625	374,194
Cincinnati Financial Corp.	5,017	384,152
CNA Financial Corp.	2,361	118,640
Erie Indemnity Co. Class A	4,388	529,061
Everest Re Group, Ltd.	9,428	2,153,261
First American Financial Corp.	15,279	763,492
FNF Group	32,552	1,544,918
Hanover Insurance Group, Inc.	1,829	177,285
Hartford Financial Services Group, Inc.	5,897	326,871
Lincoln National Corp.	11,282	829,001
Loews Corp.	7,186	343,922
Markel Corp. (a)	141	150,585
Marsh & McLennan Cos., Inc.	12,136	1,017,118
Mercury General Corp. (b)	1,616	91,611
MetLife, Inc.	5,078	263,802
Old Republic International Corp.	23,347	459,702
Principal Financial Group, Inc.	12,045	774,975
ProAssurance Corp.	4,750	259,588
Progressive Corp.	34,854	1,687,631
Prudential Financial, Inc.	6,391	679,491
Reinsurance Group of America, Inc.	6,846	955,222
RenaissanceRe Holdings, Ltd.	5,698	770,028
Torchmark Corp.	12,615	1,010,335
Travelers Cos., Inc.	5,475	670,797
Unum Group	21,799	1,114,583
Validus Holdings, Ltd.	10,115	497,759
Willis Towers Watson PLC	1,318	203,275
WR Berkley Corp.	10,061	671,471
XL Group, Ltd.	10,546	416,040

		28,308,772

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	71	68,256
Expedia, Inc.	7,957	1,145,331
Liberty Interactive Corp. QVC Group Class A (a)	20,777	489,714
Liberty Ventures Series A (a)	33,284	1,915,494
Priceline Group, Inc. (a)	199	364,333
TripAdvisor, Inc. (a) (b)	717	29,060
Wayfair, Inc. Class A (a)	4,110	277,014

		4,289,202

INTERNET SOFTWARE & SERVICES — 1.0%
Akamai Technologies, Inc. (a)	6,593	321,211
Alphabet, Inc. Class A (a)	76	74,003
Alphabet, Inc. Class C (a)	80	76,729

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

CoStar Group, Inc. (a)	1,072	$287,564
eBay, Inc. (a)	73,613	2,831,156
Facebook, Inc. Class A (a)	400	68,348
GoDaddy, Inc. Class A (a)	3,317	144,323
IAC/InterActiveCorp (a)	2,096	246,448
LogMeIn, Inc.	4,013	441,630
Match Group, Inc. (a) (b)	2,764	64,097
Twitter, Inc. (a)	4,881	82,342
VeriSign, Inc. (a)	5,342	568,335

		5,206,186

IT SERVICES — 2.4%
Accenture PLC Class A	3,021	408,046
Alliance Data Systems Corp.	2,456	544,127
Amdocs, Ltd.	15,618	1,004,550
Automatic Data Processing, Inc.	4,339	474,339
Booz Allen Hamilton Holding Corp.	14,105	527,386
Broadridge Financial Solutions, Inc.	7,412	599,038
Cognizant Technology Solutions Corp. Class A	8,502	616,735
Conduent, Inc. (a)	8,869	138,977
CoreLogic, Inc. (a)	8,130	375,769
CSRA, Inc.	27,748	895,428
DST Systems, Inc.	2,172	119,199
DXC Technology Co.	3,395	291,563
Euronet Worldwide, Inc. (a)	526	49,860
Fidelity National Information Services, Inc.	4,150	387,568
First Data Corp. Class A (a)	26,494	477,952
Fiserv, Inc. (a)	3,765	485,534
FleetCor Technologies, Inc. (a)	610	94,410
Gartner, Inc. (a)	2,813	349,965
Genpact, Ltd.	7,602	218,558
Global Payments, Inc.	551	52,362
International Business Machines Corp.	885	128,396
Jack Henry & Associates, Inc.	6,382	656,006
Mastercard, Inc. Class A	1,769	249,783
Paychex, Inc.	7,895	473,384
PayPal Holdings, Inc. (a)	9,972	638,507
Sabre Corp.	4,432	80,219
Square, Inc. Class A (a) (b)	11,762	338,863
Teradata Corp. (a) (b)	16,848	569,294
Total System Services, Inc.	4,443	291,017
Vantiv, Inc. Class A (a)	3,022	212,960
Visa, Inc. Class A	1,160	122,078
Western Union Co.	17,105	328,416

		12,200,289

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	29,714	1,663,093
Hasbro, Inc.	10,399	1,015,670
Mattel, Inc. (b)	2,683	41,533
Polaris Industries, Inc. (b)	3,518	368,088

		3,088,384

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	12,012	771,170
Bio-Rad Laboratories, Inc. Class A (a)	1,749	388,663
Bio-Techne Corp.	1,662	200,919
Bruker Corp.	5,280	157,080

Charles River Laboratories International, Inc. (a)	2,615	282,472
Illumina, Inc. (a)	2,834	564,533
Mettler-Toledo International, Inc. (a)	1,625	1,017,510
PerkinElmer, Inc.	5,812	400,854
QIAGEN NV (a)	14,718	463,617
Thermo Fisher Scientific, Inc.	1,240	234,608
VWR Corp. (a)	6,189	204,918
Waters Corp. (a)	4,038	724,902

		5,411,246

MACHINERY — 5.0%
AGCO Corp.	5,767	425,432
Allison Transmission Holdings, Inc.	16,042	602,056
Caterpillar, Inc.	2,642	329,484
Colfax Corp. (a)	8,454	352,025
Crane Co.	7,723	617,763
Cummins, Inc.	14,062	2,362,838
Deere & Co.	5,434	682,456
Donaldson Co., Inc.	14,294	656,666
Dover Corp.	4,680	427,705
Flowserve Corp.	2,059	87,693
Fortive Corp.	14,914	1,055,762
Graco, Inc.	5,731	708,867
IDEX Corp.	4,158	505,072
Illinois Tool Works, Inc.	4,408	652,208
Ingersoll-Rand PLC	15,796	1,408,529
ITT, Inc.	15,576	689,550
Lincoln Electric Holdings, Inc.	8,159	748,017
Middleby Corp. (a)	3,397	435,394
Nordson Corp.	6,636	786,366
Oshkosh Corp.	31,120	2,568,645
PACCAR, Inc.	9,029	653,158
Parker-Hannifin Corp.	8,056	1,409,961
Pentair PLC	3,612	245,472
Snap-on, Inc. (b)	6,546	975,419
Stanley Black & Decker, Inc.	8,768	1,323,705
Terex Corp.	4,754	214,025
Timken Co.	22,739	1,103,978
Toro Co.	19,027	1,180,816
Trinity Industries, Inc.	21,000	669,900
WABCO Holdings, Inc. (a)	4,571	676,508
Welbilt, Inc. (a)	15,426	355,569
Xylem, Inc.	1,956	122,504

		25,033,543

MARINE — 0.0% (d)
Kirby Corp. (a)	2,721	179,450

MEDIA — 2.5%
AMC Networks, Inc. Class A (a) (b)	3,087	180,497
Cable One, Inc.	725	523,537
CBS Corp. Class B	12,807	742,806
Charter Communications, Inc. Class A (a)	108	39,249
Cinemark Holdings, Inc.	13,641	493,941
Comcast Corp. Class A	4,016	154,536
Discovery Communications, Inc. Class A (a)	10,610	225,887
Discovery Communications, Inc. Class C (a)	15,157	307,081

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

DISH Network Corp. Class A (a)	12,650	$686,009
Interpublic Group of Cos., Inc.	22,411	465,925
John Wiley & Sons, Inc. Class A	5,616	300,456
Liberty Broadband Corp. Class A (a)	1,573	148,145
Liberty Broadband Corp. Class C (a)	6,562	625,359
Liberty Media Corp.-Liberty Formula One Class C (a)	11,231	427,789
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	9,796	357,456
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,723	197,894
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,103	423,013
Live Nation Entertainment, Inc. (a)	25,304	1,101,989
Madison Square Garden Co. Class A (a)	273	58,449
News Corp. Class A	71,560	948,885
News Corp. Class B	21,877	298,621
Omnicom Group, Inc.	10,180	754,033
Regal Entertainment Group Class A (b)	12,042	192,672
Scripps Networks Interactive, Inc. Class A	11,085	952,091
Sirius XM Holdings, Inc. (b)	68,687	379,152
TEGNA, Inc.	25,927	345,607
Time Warner, Inc.	4,925	504,566
Tribune Media Co. Class A	6,262	255,865
Twenty-First Century Fox, Inc. Class A	3,506	92,488
Twenty-First Century Fox, Inc. Class B	1,409	36,338
Viacom, Inc. Class B	2,699	75,140
Walt Disney Co.	1,876	184,917

		12,480,393

METALS & MINING — 1.0%
Alcoa Corp.	2,089	97,389
Freeport-McMoRan, Inc. (a)	47,675	669,357
Newmont Mining Corp.	5,974	224,085
Nucor Corp.	19,169	1,074,231
Reliance Steel & Aluminum Co.	3,431	261,339
Royal Gold, Inc.	631	54,291
Southern Copper Corp.	1,417	56,340
Steel Dynamics, Inc.	55,986	1,929,837
Tahoe Resources, Inc.	3,393	17,881
United States Steel Corp.	16,016	410,971

		4,795,721

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	19,940	432,299

MULTI-UTILITIES — 1.5%
Ameren Corp.	16,149	934,058
CenterPoint Energy, Inc.	57,364	1,675,602
CMS Energy Corp.	12,621	584,605
Consolidated Edison, Inc.	7,928	639,631
Dominion Energy, Inc.	2,608	200,633
DTE Energy Co.	7,175	770,308
MDU Resources Group, Inc.	13,230	343,319
NiSource, Inc.	10,417	266,571
Public Service Enterprise Group, Inc.	11,198	517,907
SCANA Corp.	3,333	161,617
Sempra Energy	2,562	292,401
Vectren Corp.	11,353	746,687

WEC Energy Group, Inc.	7,843	492,384

		7,625,723

MULTILINE RETAIL — 0.8%
Dollar General Corp.	4,078	330,522
Dollar Tree, Inc. (a)	5,679	493,051
Kohl’s Corp. (b)	29,708	1,356,170
Macy’s, Inc. (b)	3,642	79,468
Nordstrom, Inc.	28,120	1,325,858
Target Corp.	8,645	510,142

		4,095,211

OIL, GAS & CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp.	543	26,526
Andeavor	6,041	623,129
Chesapeake Energy Corp. (a) (b)	9,934	42,716
Chevron Corp.	387	45,473
Cimarex Energy Co.	816	92,755
Concho Resources, Inc. (a) (b)	374	49,263
ConocoPhillips	1,848	92,492
CONSOL Energy, Inc. (a)	5,397	91,425
Devon Energy Corp.	1,158	42,510
Diamondback Energy, Inc. (a)	795	77,878
Energen Corp. (a)	3,202	175,085
EOG Resources, Inc.	1,040	100,610
HollyFrontier Corp.	9,349	336,284
Kinder Morgan, Inc.	15,470	296,715
Marathon Oil Corp.	4,478	60,722
Marathon Petroleum Corp.	30,737	1,723,731
Murphy Oil Corp. (b)	3,209	85,231
Noble Energy, Inc.	1,320	37,435
Occidental Petroleum Corp.	597	38,333
ONEOK, Inc.	25,579	1,417,332
PBF Energy, Inc. Class A	7,487	206,716
Phillips 66	2,104	192,747
Pioneer Natural Resources Co.	846	124,819
Targa Resources Corp.	13,902	657,565
Valero Energy Corp.	31,872	2,451,913
Williams Cos., Inc.	33,740	1,012,537

		10,101,942

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	11,169	484,623

PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	809	58,871
Estee Lauder Cos., Inc. Class A	5,067	546,426
Herbalife, Ltd. (a)	4,169	282,783
Nu Skin Enterprises, Inc. Class A	21,625	1,329,505

		2,217,585

PHARMACEUTICALS — 0.3%
Akorn, Inc. (a)	5,025	166,780
Allergan PLC	848	173,798
Bristol-Myers Squibb Co.	781	49,781
Eli Lilly & Co.	2,587	221,292
Johnson & Johnson	577	75,016
Mallinckrodt PLC (a)	1,197	44,732
Merck & Co., Inc.	1,513	96,877
Mylan NV (a)	1,403	44,012
Pfizer, Inc.	1,707	60,940

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Zoetis, Inc.	5,623	$358,522

		1,291,750

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	541	62,978
Equifax, Inc.	4,711	499,319
IHS Markit, Ltd. (a)	3,854	169,884
ManpowerGroup, Inc.	27,928	3,290,477
Nielsen Holdings PLC	1,813	75,149
Robert Half International, Inc.	32,695	1,645,866
TransUnion (a)	4,088	193,199
Verisk Analytics, Inc. (a)	2,976	247,573

		6,184,445

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
American Campus Communities, Inc. REIT	1,250	55,187
American Homes 4 Rent Class A REIT	1,909	41,444
American Tower Corp. REIT	1,573	214,998
Annaly Capital Management, Inc. REIT	71,898	876,437
Apartment Investment & Management Co. Class A REIT	1,172	51,404
Apple Hospitality REIT, Inc.	10,945	206,970
AvalonBay Communities, Inc. REIT	2,621	467,639
Boston Properties, Inc. REIT	1,060	130,253
Brandywine Realty Trust REIT	2,881	50,389
Brixmor Property Group, Inc. REIT	2,199	41,341
Camden Property Trust REIT	7,396	676,364
Chimera Investment Corp. REIT	50,801	961,155
Columbia Property Trust, Inc. REIT	3,286	71,536
CoreSite Realty Corp. REIT	2,038	228,052
Corporate Office Properties Trust REIT	1,775	58,273
Crown Castle International Corp. REIT	842	84,183
CubeSmart REIT	1,336	34,683
CyrusOne, Inc. REIT	687	40,485
DCT Industrial Trust, Inc. REIT	2,635	152,619
Digital Realty Trust, Inc. REIT (b)	6,011	711,282
Douglas Emmett, Inc. REIT	2,433	95,909
Duke Realty Corp. REIT	12,754	367,570
Empire State Realty Trust, Inc. Class A REIT	3,740	76,820
EPR Properties REIT	2,315	161,448
Equinix, Inc. REIT	159	70,962
Equity Commonwealth REIT (a)	7,547	229,429
Equity LifeStyle Properties, Inc. REIT	4,052	344,744
Equity Residential REIT	27,663	1,823,822
Essex Property Trust, Inc. REIT	1,236	313,981
Extra Space Storage, Inc. REIT	1,805	144,256
Federal Realty Investment Trust REIT	411	51,050
Gaming and Leisure Properties, Inc. REIT	12,187	449,578
GGP, Inc. REIT (b)	5,497	114,173
HCP, Inc. REIT	10,788	300,230
Healthcare Trust of America, Inc. Class A REIT	1,418	42,256
Highwoods Properties, Inc. REIT	2,345	122,151
Hospitality Properties Trust REIT	15,488	441,253
Host Hotels & Resorts, Inc. REIT	78,678	1,454,756
Hudson Pacific Properties, Inc. REIT	1,465	49,121
Iron Mountain, Inc. REIT	1,759	68,425

Kilroy Realty Corp. REIT	5,697	405,171
Lamar Advertising Co. Class A REIT	11,079	759,244
Liberty Property Trust REIT	12,025	493,746
Macerich Co. REIT	1,182	64,975
Medical Properties Trust, Inc. REIT	8,141	106,891
MFA Financial, Inc. REIT	28,633	250,825
Mid-America Apartment Communities, Inc. REIT	936	100,040
National Retail Properties, Inc. REIT	1,398	58,241
New Residential Investment Corp. REIT	59,069	988,224
Omega Healthcare Investors, Inc. REIT	16,082	513,177
Outfront Media, Inc. REIT	6,085	153,220
Park Hotels & Resorts, Inc. REIT	4,663	128,512
Piedmont Office Realty Trust, Inc. Class A REIT	5,528	111,444
Prologis, Inc. REIT	6,860	435,336
Public Storage REIT	742	158,781
Rayonier, Inc. REIT	17,648	509,851
Realty Income Corp. REIT (b)	970	55,474
Retail Properties of America, Inc. Class A REIT	4,428	58,140
SBA Communications Corp. REIT (a)	1,057	152,261
Senior Housing Properties Trust REIT	9,750	190,612
Simon Property Group, Inc. REIT	479	77,124
SL Green Realty Corp. REIT	1,229	124,522
Starwood Property Trust, Inc. REIT	7,216	156,732
Sun Communities, Inc. REIT	816	69,915
Tanger Factory Outlet Centers, Inc. REIT (b)	1,647	40,220
Taubman Centers, Inc. REIT	1,002	49,799
Two Harbors Investment Corp. REIT	41,966	423,017
UDR, Inc. REIT	2,261	85,986
Ventas, Inc. REIT	1,741	113,391
Vornado Realty Trust REIT	2,699	207,499
Weingarten Realty Investors REIT	2,644	83,921
Welltower, Inc. REIT	2,215	155,670
Weyerhaeuser Co. REIT	7,344	249,916
WP Carey, Inc. REIT	2,654	178,853

		19,587,358

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	33,886	1,283,602
Howard Hughes Corp. (a)	1,119	131,964
Jones Lang LaSalle, Inc.	4,090	505,115
Realogy Holdings Corp.	9,654	318,099

		2,238,780

ROAD & RAIL — 1.2%
AMERCO	395	148,086
CSX Corp.	10,094	547,700
Genesee & Wyoming, Inc. Class A (a)	1,307	96,731
JB Hunt Transport Services, Inc.	8,825	980,281
Kansas City Southern	3,477	377,880
Landstar System, Inc.	8,293	826,397
Norfolk Southern Corp.	6,313	834,831
Old Dominion Freight Line, Inc.	13,390	1,474,373
Ryder System, Inc.	4,594	388,423
Union Pacific Corp.	3,972	460,633

		6,135,335

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	10,592	$912,713
Applied Materials, Inc.	26,890	1,400,700
Intel Corp.	6,958	264,961
KLA-Tencor Corp.	9,610	1,018,660
Lam Research Corp.	9,239	1,709,584
Maxim Integrated Products, Inc.	18,184	867,559
Microchip Technology, Inc. (b)	1,466	131,617
Micron Technology, Inc. (a)	9,211	362,269
NVIDIA Corp.	2,425	433,517
NXP Semiconductors NV (a)	3,502	396,041
ON Semiconductor Corp. (a)	9,469	174,892
Qorvo, Inc. (a)	13,567	958,916
QUALCOMM, Inc.	7,195	372,989
Skyworks Solutions, Inc.	21,393	2,179,947
Teradyne, Inc.	27,362	1,020,329
Texas Instruments, Inc.	9,009	807,567
Versum Materials, Inc.	25,343	983,815
Xilinx, Inc. (b)	24,577	1,740,789

		15,736,865

SOFTWARE — 2.9%
Activision Blizzard, Inc.	13,461	868,369
Adobe Systems, Inc. (a)	3,268	487,520
ANSYS, Inc. (a)	7,058	866,228
Atlassian Corp. PLC Class A (a)	866	30,440
Autodesk, Inc. (a)	425	47,710
CA, Inc.	5,770	192,603
Cadence Design Systems, Inc. (a)	30,218	1,192,704
CDK Global, Inc.	5,619	354,503
Citrix Systems, Inc. (a)	16,301	1,252,243
Dell Technologies, Inc. Class V (a)	6,642	512,829
Electronic Arts, Inc. (a)	9,364	1,105,514
Fortinet, Inc. (a)	10,486	375,818
Guidewire Software, Inc. (a)	1,595	124,187
Intuit, Inc.	4,730	672,322
Manhattan Associates, Inc. (a)	749	31,136
Microsoft Corp.	1,777	132,369
Nuance Communications, Inc. (a)	13,253	208,337
Oracle Corp.	1,132	54,732
PTC, Inc. (a)	1,335	75,134
Red Hat, Inc. (a)	6,093	675,470
salesforce.com, Inc. (a)	952	88,936
ServiceNow, Inc. (a)	590	69,343
Splunk, Inc. (a)	1,455	96,656
SS&C Technologies Holdings, Inc.	5,460	219,219
Synopsys, Inc. (a)	15,483	1,246,846
Tableau Software, Inc. Class A (a)	1,385	103,723
Take-Two Interactive Software, Inc. (a)	12,491	1,276,955
Tyler Technologies, Inc. (a)	1,803	314,299
Ultimate Software Group, Inc. (a) (b)	774	146,750
VMware, Inc. Class A (a) (b)	9,985	1,090,262
Workday, Inc. Class A (a)	1,288	135,742
Zynga, Inc. Class A (a)	44,618	168,656

		14,217,555

SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	3,114	308,909
AutoNation, Inc. (a) (b)	1,559	73,990

AutoZone, Inc. (a)	753	448,118
Bed Bath & Beyond, Inc.	6,841	160,558
Best Buy Co., Inc.	81,992	4,670,264
Burlington Stores, Inc. (a)	25,764	2,459,431
CarMax, Inc. (a) (b)	5,615	425,673
Dick’s Sporting Goods, Inc.	17,397	469,893
Floor & Decor Holdings, Inc. Class A (a) (b)	736	28,653
Foot Locker, Inc.	32,161	1,132,710
GameStop Corp. Class A	7,882	162,842
Gap, Inc. (b)	70,258	2,074,719
Home Depot, Inc.	1,691	276,580
L Brands, Inc. (b)	2,911	121,127
Lowe’s Cos., Inc.	8,656	691,961
Michaels Cos., Inc. (a)	3,098	66,514
Murphy USA, Inc. (a)	2,799	193,131
O’Reilly Automotive, Inc. (a)	2,331	502,027
Penske Automotive Group, Inc.	4,018	191,136
Ross Stores, Inc.	21,743	1,403,946
Signet Jewelers, Ltd.	1,460	97,163
Tiffany & Co.	19,622	1,800,907
TJX Cos., Inc.	8,687	640,493
Tractor Supply Co.	1,152	72,910
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,802	633,420
Urban Outfitters, Inc. (a) (b)	3,585	85,682
Williams-Sonoma, Inc. (b)	14,006	698,339

		19,891,096

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Apple, Inc.	2,679	412,887
Hewlett Packard Enterprise Co.	94,373	1,388,227
HP, Inc.	259,679	5,183,193
NCR Corp. (a)	29,322	1,100,161
NetApp, Inc.	68,579	3,001,017
Western Digital Corp.	612	52,877
Xerox Corp.	13,269	441,725

		11,580,087

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	1,912	188,810
Coach, Inc.	22,115	890,792
Hanesbrands, Inc. (b)	4,180	102,995
lululemon athletica, Inc. (a)	753	46,874
Michael Kors Holdings, Ltd. (a)	4,846	231,881
NIKE, Inc. Class B	4,612	239,132
PVH Corp.	5,550	699,633
Ralph Lauren Corp.	1,591	140,470
Skechers U.S.A., Inc. Class A (a)	6,065	152,171
VF Corp. (b)	3,946	250,847

		2,943,605

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	6,717	86,582

TOBACCO — 0.0% (d)
Altria Group, Inc.	1,522	96,525
Philip Morris International, Inc.	842	93,471

		189,996

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	16,707	$712,052
Fastenal Co. (b)	9,660	440,303
HD Supply Holdings, Inc. (a)	10,815	390,097
MSC Industrial Direct Co., Inc. Class A	10,240	773,837
United Rentals, Inc. (a)	18,129	2,515,217
Univar, Inc. (a)	19,619	567,578
W.W. Grainger, Inc. (b)	1,233	221,632
Watsco, Inc.	3,967	638,965
WESCO International, Inc. (a)	3,993	232,592

		6,492,273

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	3,300	238,194

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,780	305,840
Aqua America, Inc.	4,621	153,371

		459,211

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Corp. (a) (b)	18,430	143,385
T-Mobile US, Inc. (a)	6,765	417,130
Telephone & Data Systems, Inc.	10,655	297,168
United States Cellular Corp. (a)	1,542	54,587

		912,270

TOTAL COMMON STOCKS (Cost $449,120,574)		497,612,024

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	197,987	197,987

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,911,233	1,911,233

TOTAL SHORT-TERM INVESTMENTS (Cost $2,109,220)		2,109,220

TOTAL INVESTMENTS — 100.3% (Cost $451,229,794)		499,721,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,426,984)

NET ASSETS — 100.0%		$498,294,260

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$15,973,641	$—	$—	$15,973,641
Air Freight & Logistics	5,141,779	—	—	5,141,779
Airlines	17,650,975	—	—	17,650,975
Auto Components	11,947,837	—	—	11,947,837
Automobiles.	3,877,775	—	—	3,877,775
Banks	11,375,136	—	—	11,375,136
Beverages	1,540,528	—	—	1,540,528
Biotechnology	6,863,096	—	—	6,863,096
Building Products	6,133,802	—	—	6,133,802
Capital Markets	20,857,578	—	—	20,857,578
Chemicals	20,093,606	—	—	20,093,606
Commercial Services & Supplies	3,933,920	—	—	3,933,920
Communications Equipment	6,173,282	—	—	6,173,282
Construction & Engineering	4,275,981	—	—	4,275,981
Construction Materials	1,329,796	—	—	1,329,796
Consumer Finance	5,934,738	—	—	5,934,738
Containers & Packaging	8,718,949	—	—	8,718,949

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Distributors	$1,777,210	$—	$—	$1,777,210
Diversified Consumer Services	2,748,995	—	—	2,748,995
Diversified Financial Services	740,794	—	—	740,794
Diversified Telecommunication Services	1,282,386	—	—	1,282,386
Electric Utilities	8,338,512	—	—	8,338,512
Electrical Equipment	4,890,887	—	—	4,890,887
Electronic Equipment, Instruments & Components	14,218,341	—	—	14,218,341
Energy Equipment & Services	1,314,440	—	—	1,314,440
Equity Real Estate Investment Trusts (REITs)	773,028	—	—	773,028
Food & Staples Retailing	4,416,678	—	—	4,416,678
Food Products	7,853,926	—	—	7,853,926
Gas Utilities	1,113,224	—	—	1,113,224
Health Care Equipment & Supplies	15,059,836	—	—	15,059,836
Health Care Providers & Services	13,771,394	—	—	13,771,394
Health Care Technology	1,433,216	—	—	1,433,216
Hotels, Restaurants & Leisure	16,826,507	—	—	16,826,507
Household Durables	9,986,740	—	—	9,986,740
Household Products	1,694,550	—	—	1,694,550
Independent Power Producers & Energy Traders	2,173,139	—	—	2,173,139
Industrial Conglomerates	1,239,831	—	—	1,239,831
Insurance	28,308,772	—	—	28,308,772
Internet & Catalog Retail	4,289,202	—	—	4,289,202
Internet Software & Services	5,206,186	—	—	5,206,186
IT Services	12,200,289	—	—	12,200,289
Leisure Equipment & Products	3,088,384	—	—	3,088,384
Life Sciences Tools & Services	5,411,246	—	—	5,411,246
Machinery	25,033,543	—	—	25,033,543
Marine	179,450	—	—	179,450
Media	12,480,393	—	—	12,480,393
Metals & Mining	4,795,721	—	—	4,795,721
Mortgage Real Estate Investment	432,299	—	—	432,299
Multi-Utilities	7,625,723	—	—	7,625,723
Multiline Retail	4,095,211	—	—	4,095,211
Oil, Gas & Consumable Fuels	10,101,942	—	—	10,101,942
Paper & Forest Products	484,623	—	—	484,623
Personal Products	2,217,585	—	—	2,217,585
Pharmaceuticals	1,291,750	—	—	1,291,750
Professional Services	6,184,445	—	—	6,184,445
Real Estate Investment Trusts (REITs)	19,587,358	—	—	19,587,358
Real Estate Management & Development	2,238,780	—	—	2,238,780
Road & Rail	6,135,335	—	—	6,135,335
Semiconductors & Semiconductor Equipment	15,736,865	—	—	15,736,865
Software	14,217,555	—	—	14,217,555
Specialty Retail	19,891,096	—	—	19,891,096
Technology Hardware, Storage & Peripherals	11,580,087	—	—	11,580,087
Textiles, Apparel & Luxury Goods	2,943,605	—	—	2,943,605
Thrifts & Mortgage Finance	86,582	—	—	86,582
Tobacco	189,996	—	—	189,996
Trading Companies & Distributors	6,492,273	—	—	6,492,273
Transportation Infrastructure	238,194	—	—	238,194
Water Utilities	459,211	—	—	459,211
Wireless Telecommunication Services	912,270	—	—	912,270
Short-Term Investments	2,109,220	—	—	2,109,220

TOTAL INVESTMENTS	$499,721,244	$—	$—	$499,721,244

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp	13,473	$1,208,932	$32,572	$761,589	$49,495	$13,257	5,680	$542,667	$2,368
State Street Institutional U.S. Government Money Market Fund, Class G Shares	664,600	664,600	7,596,491	8,063,104	—	—	197,987	197,987	1,848
State Street Navigator Securities Lending Government Money Market Portfolio	291,833	291,833	7,810,499	6,191,099	—	—	1,911,233	1,911,233	3,557

TOTAL		$2,165,365	$15,439,562	$15,015,792	$49,495	$13,257		$2,651,887	$7,773

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
BWX Technologies, Inc.	15,671	$877,889
HEICO Corp.	1,759	157,976
HEICO Corp. Class A	4,103	312,649
Hexcel Corp.	18,534	1,064,222
Huntington Ingalls Industries, Inc.	9,906	2,243,115
L3 Technologies, Inc.	10,860	2,046,350
Orbital ATK, Inc.	6,010	800,291
Rockwell Collins, Inc.	10,368	1,355,201
Spirit AeroSystems Holdings, Inc. Class A	15,360	1,193,779
Teledyne Technologies, Inc. (a)	5,755	916,081
Textron, Inc.	15,919	857,716

		11,825,269

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	18,142	1,380,606
Expeditors International of Washington, Inc.	36,100	2,160,946

		3,541,552

AIRLINES — 0.1%
JetBlue Airways Corp. (a)	23,348	432,638

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.	11,735	601,184
Delphi Automotive PLC	16,334	1,607,266
Gentex Corp.	22,103	437,640
Lear Corp.	13,328	2,306,810
Visteon Corp. (a)	1,981	245,188

		5,198,088

AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	19,269	928,958
Thor Industries, Inc.	4,047	509,558

		1,438,516

BANKS — 0.4%
Associated Banc-Corp.	12,876	312,243
Bank of Hawaii Corp.	2,796	233,075
BankUnited, Inc.	7,270	258,594
Commerce Bancshares, Inc.	6,004	346,851
People’s United Financial, Inc.	18,224	330,583
TCF Financial Corp.	10,555	179,857

		1,661,203

BEVERAGES — 0.6%
Brown-Forman Corp. Class A	4,008	223,206
Brown-Forman Corp. Class B	14,465	785,449
Dr. Pepper Snapple Group, Inc.	19,226	1,700,924

		2,709,579

BIOTECHNOLOGY — 0.2%
Bioverativ, Inc. (a)	13,317	760,001

BUILDING PRODUCTS — 1.0%
Allegion PLC.	10,599	916,496
AO Smith Corp.	15,451	918,253
Fortune Brands Home & Security, Inc.	10,310	693,141
Lennox International, Inc.	6,042	1,081,337
Owens Corning	12,298	951,250

		4,560,477

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	5,972	1,133,665
CBOE Holdings, Inc.	9,271	997,838
Eaton Vance Corp.	18,221	899,571
FactSet Research Systems, Inc.	9,691	1,745,446
Federated Investors, Inc. Class B	27,577	819,037
Franklin Resources, Inc.	26,946	1,199,366
Lazard, Ltd. Class A	12,007	542,957
Legg Mason, Inc.	9,252	363,696
LPL Financial Holdings, Inc.	3,772	194,522
Morningstar, Inc.	6,576	558,894
MSCI, Inc.	7,918	925,614
SEI Investments Co.	21,018	1,283,359
T Rowe Price Group, Inc.	27,296	2,474,382

		13,138,347

CHEMICALS — 2.3%
Albemarle Corp. (b)	5,494	748,887
Ashland Global Holdings, Inc.	11,479	750,612
Axalta Coating Systems, Ltd. (a)	12,182	352,304
Cabot Corp.	7,768	433,454
Celanese Corp. Series A	9,151	954,175
Eastman Chemical Co.	10,718	969,872
International Flavors & Fragrances, Inc.	9,962	1,423,669
NewMarket Corp.	1,771	754,003
Olin Corp.	10,812	370,311
PPG Industries, Inc.	11,464	1,245,678
RPM International, Inc.	26,561	1,363,642
Scotts Miracle-Gro Co.	5,321	517,946
Valvoline, Inc.	13,057	306,187

		10,190,740

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	13,312	1,920,655
Copart, Inc. (a)	27,855	957,376
KAR Auction Services, Inc.	14,400	687,456
Republic Services, Inc.	17,015	1,124,011
Rollins, Inc.	10,606	489,361
Stericycle, Inc. (a)	8,275	592,656
Waste Management, Inc.	26,272	2,056,309

		7,827,824

COMMUNICATIONS EQUIPMENT — 1.5%
EchoStar Corp. Class A (a)	13,386	766,081
F5 Networks, Inc. (a)	6,333	763,507
Harris Corp.	21,943	2,889,454
Motorola Solutions, Inc.	28,014	2,377,548

		6,796,590

CONSTRUCTION & ENGINEERING — 0.7%
Fluor Corp.	8,768	369,133
Jacobs Engineering Group, Inc.	31,035	1,808,410
Quanta Services, Inc. (a)	15,893	593,921
Valmont Industries, Inc.	3,329	526,315

		3,297,779

CONSUMER FINANCE — 0.4%
Discover Financial Services	26,926	1,736,189

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	12,153	1,048,926
Avery Dennison Corp.	22,810	2,243,136

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Bemis Co., Inc.	27,227	$1,240,734
Berry Global Group, Inc. (a)	5,440	308,176
Crown Holdings, Inc. (a)	25,424	1,518,321
Graphic Packaging Holding Co.	74,901	1,044,869
International Paper Co.	17,770	1,009,691
Owens-Illinois, Inc. (a)	12,286	309,116
Packaging Corp. of America	6,353	728,562
Sealed Air Corp.	15,910	679,675
Silgan Holdings, Inc.	25,337	745,668
Sonoco Products Co.	36,818	1,857,468

		12,734,342

DISTRIBUTORS — 1.1%
Genuine Parts Co.	42,086	4,025,526
Pool Corp.	9,282	1,004,034

		5,029,560

DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,593	309,752
Graham Holdings Co. Class B	997	583,345
H&R Block, Inc.	36,877	976,503
Service Corp. International	19,246	663,987

		2,533,587

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Leucadia National Corp.	14,923	376,806

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
CenturyLink, Inc. (b)	59,987	1,133,754

ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	26,511	1,102,062
American Electric Power Co., Inc.	16,949	1,190,498
Avangrid, Inc. (b)	5,997	284,378
Edison International	21,045	1,624,043
Entergy Corp.	18,138	1,385,018
Eversource Energy	24,346	1,471,472
Exelon Corp.	38,751	1,459,750
FirstEnergy Corp.	36,245	1,117,433
Great Plains Energy, Inc.	34,486	1,044,926
Hawaiian Electric Industries, Inc.	29,772	993,492
OGE Energy Corp.	29,206	1,052,292
PG&E Corp.	21,433	1,459,373
Pinnacle West Capital Corp.	14,151	1,196,609
PPL Corp.	38,013	1,442,593
Westar Energy, Inc.	22,412	1,111,635
Xcel Energy, Inc.	36,123	1,709,340

		19,644,914

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	17,596	1,162,040
Hubbell, Inc.	10,096	1,171,338
Regal Beloit Corp.	5,326	420,754
Rockwell Automation, Inc.	5,731	1,021,321
Sensata Technologies Holding NV (a)	10,681	513,436

		4,288,889

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Arrow Electronics, Inc. (a)	6,659	535,450
Avnet, Inc.	7,413	291,331
CDW Corp.	36,915	2,436,390
Corning, Inc.	107,466	3,215,383

Dolby Laboratories, Inc. Class A	9,897	569,275
FLIR Systems, Inc.	14,986	583,105
Jabil, Inc.	10,514	300,175
Keysight Technologies, Inc. (a)	12,568	523,583
National Instruments Corp.	10,834	456,870

		8,911,562

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Oceaneering International, Inc.	6,362	167,130

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
JBG SMITH Properties REIT (a)	5,636	192,808

FOOD & STAPLES RETAILING — 1.5%
Casey’s General Stores, Inc.	4,777	522,843
Kroger Co.	59,767	1,198,926
Sysco Corp.	78,309	4,224,771
US Foods Holding Corp. (a)	22,559	602,325

		6,548,865

FOOD PRODUCTS — 3.4%
Bunge, Ltd.	11,207	778,438
Campbell Soup Co.	20,802	973,950
Flowers Foods, Inc. (b)	25,663	482,721
General Mills, Inc.	37,935	1,963,516
Hershey Co.	12,250	1,337,332
Hormel Foods Corp. (b)	43,328	1,392,562
Ingredion, Inc.	9,946	1,199,885
J.M. Smucker Co.	16,627	1,744,671
Kellogg Co.	12,853	801,642
Lamb Weston Holdings, Inc.	15,952	747,989
McCormick & Co., Inc.	17,420	1,787,989
Pinnacle Foods, Inc.	8,899	508,756
Seaboard Corp.	32	144,160
Tyson Foods, Inc. Class A	17,803	1,254,221

		15,117,832

GAS UTILITIES — 0.5%
Atmos Energy Corp.	9,853	826,076
National Fuel Gas Co.	3,784	214,212
UGI Corp.	25,318	1,186,401

		2,226,689

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	71,931	4,513,670
Cooper Cos., Inc.	3,349	794,081
Hill-Rom Holdings, Inc.	6,379	472,046
ResMed, Inc.	6,555	504,473
STERIS PLC	9,812	867,381
Teleflex, Inc.	4,762	1,152,261
Varian Medical Systems, Inc. (a)	13,304	1,331,198
West Pharmaceutical Services, Inc.	8,434	811,857

		10,446,967

HEALTH CARE PROVIDERS & SERVICES — 5.0%
AmerisourceBergen Corp.	10,993	909,671
Cardinal Health, Inc.	51,008	3,413,455
Cigna Corp.	11,992	2,241,785
DaVita, Inc. (a)	32,491	1,929,641
Express Scripts Holding Co. (a)	48,150	3,048,858
Henry Schein, Inc. (a)	30,902	2,533,655
Laboratory Corp. of America Holdings (a)	12,419	1,874,896

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

LifePoint Health, Inc. (a)	7,453	$431,529
McKesson Corp.	10,707	1,644,702
MEDNAX, Inc. (a)	16,245	700,484
Patterson Cos., Inc. (b)	19,960	771,454
Quest Diagnostics, Inc.	15,630	1,463,593
Universal Health Services, Inc. Class B	11,900	1,320,186

		22,283,909

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)	29,911	2,133,253

HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	32,459	1,318,160
Carnival Corp.	19,995	1,291,077
Choice Hotels International, Inc.	2,730	174,447
Darden Restaurants, Inc.	24,367	1,919,632
Domino’s Pizza, Inc.	3,520	698,896
Dunkin’ Brands Group, Inc.	5,088	270,071
Hyatt Hotels Corp. Class A (a)	4,115	254,266
Six Flags Entertainment Corp. (b)	8,274	504,218
Vail Resorts, Inc.	3,571	814,616
Wyndham Worldwide Corp.	12,777	1,346,824
Yum China Holdings, Inc. (a)	19,714	787,969
Yum! Brands, Inc.	17,600	1,295,536

		10,675,712

HOUSEHOLD DURABLES — 1.9%
CalAtlantic Group, Inc.	3,484	127,619
Garmin, Ltd. (b)	29,056	1,568,152
Leggett & Platt, Inc.	40,439	1,930,154
Mohawk Industries, Inc. (a)	4,896	1,211,809
NVR, Inc. (a)	743	2,121,265
Tupperware Brands Corp.	9,600	593,472
Whirlpool Corp.	3,644	672,099

		8,224,570

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	35,132	1,702,146
Clorox Co.	11,152	1,471,060
Kimberly-Clark Corp.	15,521	1,826,511
Spectrum Brands Holdings, Inc.	2,410	255,267

		5,254,984

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	75,976	837,255
Calpine Corp. (a)	13,841	204,155
Vistra Energy Corp.	14,248	266,295

		1,307,705

INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	20,082	2,014,024

INSURANCE — 9.5%
Aflac, Inc.	22,259	1,811,660
Alleghany Corp. (a)	1,892	1,048,187
Allstate Corp.	17,098	1,571,477
American Financial Group, Inc.	9,490	981,741
American National Insurance Co.	884	104,383
Aon PLC	12,002	1,753,492
Arch Capital Group, Ltd. (a)	12,722	1,253,117
Arthur J Gallagher & Co.	26,924	1,657,172
Aspen Insurance Holdings, Ltd.	12,801	517,160

Assurant, Inc.	7,620	727,862
Assured Guaranty, Ltd.	6,275	236,881
Axis Capital Holdings, Ltd.	18,827	1,078,975
Brown & Brown, Inc.	22,108	1,065,385
Cincinnati Financial Corp.	21,042	1,611,186
CNA Financial Corp.	2,532	127,233
Erie Indemnity Co. Class A	6,758	814,812
Everest Re Group, Ltd.	12,718	2,904,664
First American Financial Corp.	30,917	1,544,923
FNF Group	47,135	2,237,027
Hanover Insurance Group, Inc.	7,059	684,229
Loews Corp.	18,237	872,823
Marsh & McLennan Cos., Inc.	30,049	2,518,407
Mercury General Corp. (b)	3,043	172,508
Old Republic International Corp.	53,775	1,058,830
ProAssurance Corp.	8,609	470,482
Progressive Corp.	54,489	2,638,357
Reinsurance Group of America, Inc.	8,789	1,226,329
RenaissanceRe Holdings, Ltd.	11,751	1,588,030
Torchmark Corp.	23,823	1,907,984
Travelers Cos., Inc.	16,536	2,025,991
Unum Group	19,048	973,924
Validus Holdings, Ltd.	24,835	1,222,130
WR Berkley Corp.	20,517	1,369,305
XL Group, Ltd.	15,156	597,904

		42,374,570

INTERNET & CATALOG RETAIL — 0.4%
Liberty Interactive Corp. QVC Group Class A (a)	39,728	936,389
Liberty Ventures Series A (a)	16,271	936,396

		1,872,785

INTERNET SOFTWARE & SERVICES — 0.4%
VeriSign, Inc. (a)	18,412	1,958,853

IT SERVICES — 3.5%
Alliance Data Systems Corp.	2,558	566,725
Amdocs, Ltd.	54,513	3,506,276
Booz Allen Hamilton Holding Corp.	7,877	294,521
Broadridge Financial Solutions, Inc.	17,900	1,446,678
CoreLogic, Inc. (a)	6,784	313,556
DST Systems, Inc.	10,151	557,087
Fiserv, Inc. (a)	10,802	1,393,026
Gartner, Inc. (a)	9,870	1,227,927
Genpact, Ltd.	35,801	1,029,279
Jack Henry & Associates, Inc.	14,965	1,538,252
Paychex, Inc.	28,620	1,716,055
Sabre Corp.	21,155	382,906
Teradata Corp. (a)	14,278	482,454
Total System Services, Inc.	8,176	535,528
Western Union Co.	29,400	564,480

		15,554,750

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	7,567	423,525
Hasbro, Inc.	11,889	1,161,199
Mattel, Inc. (b)	25,111	388,718

		1,973,442

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	16,610	1,066,362

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Bio-Rad Laboratories, Inc. Class A (a)	1,857	$412,663
Bio-Techne Corp.	5,621	679,523
Charles River Laboratories International, Inc. (a)	3,911	422,466
Mettler-Toledo International, Inc. (a)	1,642	1,028,155
PerkinElmer, Inc.	8,931	615,971
VWR Corp. (a)	7,031	232,796
Waters Corp. (a)	4,962	890,778

		5,348,714

MACHINERY — 3.6%
AGCO Corp.	5,242	386,702
Allison Transmission Holdings, Inc.	12,818	481,060
Crane Co.	7,347	587,687
Cummins, Inc.	8,425	1,415,653
Donaldson Co., Inc.	18,070	830,136
Graco, Inc.	5,606	693,406
IDEX Corp.	7,137	866,931
Ingersoll-Rand PLC	16,663	1,485,840
ITT, Inc.	15,035	665,599
Lincoln Electric Holdings, Inc.	5,695	522,118
Nordson Corp.	3,643	431,695
Parker-Hannifin Corp.	6,222	1,088,974
Snap-on, Inc. (b)	14,682	2,187,765
Stanley Black & Decker, Inc.	12,435	1,877,312
Timken Co.	6,742	327,324
Toro Co.	23,870	1,481,372
WABCO Holdings, Inc. (a)	4,464	660,672

		15,990,246

MARINE — 0.1%
Kirby Corp. (a)	4,944	326,057

MEDIA — 2.7%
AMC Networks, Inc. Class A (a) (b)	6,741	394,146
Cable One, Inc.	667	481,654
Cinemark Holdings, Inc.	17,676	640,048
Discovery Communications, Inc. Class A (a)	14,782	314,709
Discovery Communications, Inc. Class C (a)	19,727	399,669
Interpublic Group of Cos., Inc.	41,759	868,170
John Wiley & Sons, Inc. Class A	15,637	836,580
Liberty Broadband Corp. Class C (a)	4,738	451,531
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,505	127,897
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,354	224,333
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,589	443,361
Live Nation Entertainment, Inc. (a)	7,655	333,375
News Corp. Class A	79,017	1,047,765
News Corp. Class B	26,240	358,176
Omnicom Group, Inc.	36,398	2,696,000
Regal Entertainment Group Class A (b)	35,048	560,768

Scripps Networks Interactive, Inc. Class A	16,025	1,376,387
Sirius XM Holdings, Inc. (b)	73,750	407,100
TEGNA, Inc.	12,553	167,332

		12,129,001

METALS & MINING — 0.1%
Reliance Steel & Aluminum Co.	5,275	401,797

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	34,611	750,366

MULTI-UTILITIES — 3.4%
Ameren Corp.	33,566	1,941,457
CenterPoint Energy, Inc.	64,322	1,878,846
CMS Energy Corp.	29,920	1,385,894
Consolidated Edison, Inc.	20,273	1,635,626
DTE Energy Co.	13,383	1,436,799
MDU Resources Group, Inc.	23,430	608,009
NiSource, Inc.	30,450	779,215
Public Service Enterprise Group, Inc.	37,485	1,733,681
SCANA Corp.	17,182	833,155
Vectren Corp.	16,200	1,065,474
WEC Energy Group, Inc.	27,423	1,721,616

		15,019,772

MULTILINE RETAIL — 2.1%
Dollar General Corp.	30,902	2,504,607
Dollar Tree, Inc. (a)	20,904	1,814,885
Kohl’s Corp. (b)	8,066	368,213
Nordstrom, Inc.	19,488	918,859
Target Corp.	65,664	3,874,833

		9,481,397

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	10,179	441,667

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	4,507	327,974
Estee Lauder Cos., Inc. Class A	18,060	1,947,591

		2,275,565

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,481	405,223
Equifax, Inc.	11,610	1,230,544
ManpowerGroup, Inc.	11,014	1,297,669
Nielsen Holdings PLC	31,922	1,323,167
Robert Half International, Inc.	34,959	1,759,836
Verisk Analytics, Inc. (a)	12,757	1,061,255

		7,077,694

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Annaly Capital Management, Inc. REIT	130,923	1,595,951
Apple Hospitality REIT, Inc.	28,782	544,268
AvalonBay Communities, Inc. REIT	6,089	1,086,399
Brixmor Property Group, Inc. REIT	36,784	691,539
Camden Property Trust REIT	19,085	1,745,323
Chimera Investment Corp. REIT	64,782	1,225,675
CubeSmart REIT	8,421	218,609
DCT Industrial Trust, Inc. REIT	4,691	271,703
Duke Realty Corp. REIT	22,126	637,671
Empire State Realty Trust, Inc. Class A REIT	8,594	176,521
EPR Properties REIT	8,986	626,684
Equity Commonwealth REIT (a)	12,373	376,139
Equity LifeStyle Properties, Inc. REIT	8,501	723,265
Equity Residential REIT	77,736	5,125,135
Extra Space Storage, Inc. REIT	9,843	786,653
Federal Realty Investment Trust REIT	5,836	724,890
Gaming and Leisure Properties, Inc. REIT	25,157	928,042
GGP, Inc. REIT (b)	38,812	806,125

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Highwoods Properties, Inc. REIT	6,779	$353,118
Hospitality Properties Trust REIT	25,571	728,518
Host Hotels & Resorts, Inc. REIT	92,985	1,719,293
Kilroy Realty Corp. REIT	8,307	590,794
Kimco Realty Corp. REIT	28,775	562,551
Lamar Advertising Co. Class A REIT	19,087	1,308,032
Liberty Property Trust REIT	26,262	1,078,318
Life Storage, Inc. REIT	3,277	268,091
Macerich Co. REIT	16,613	913,217
Medical Properties Trust, Inc. REIT	19,771	259,593
MFA Financial, Inc. REIT	49,895	437,080
National Retail Properties, Inc. REIT	13,240	551,578
New Residential Investment Corp. REIT	33,588	561,927
Omega Healthcare Investors, Inc. REIT	23,438	747,907
Outfront Media, Inc. REIT	9,365	235,811
Piedmont Office Realty Trust, Inc. Class A REIT	16,521	333,063
Rayonier, Inc. REIT	25,547	738,053
Retail Properties of America, Inc. Class A REIT	47,753	626,997
Senior Housing Properties Trust REIT	15,168	296,534
Starwood Property Trust, Inc. REIT	16,816	365,244
STORE Capital Corp. REIT	10,093	251,013
Tanger Factory Outlet Centers, Inc. REIT (b)	35,522	867,447
Taubman Centers, Inc. REIT	7,292	362,412
Two Harbors Investment Corp. REIT	60,606	610,909
Vornado Realty Trust REIT	11,509	884,812
Weingarten Realty Investors REIT	28,787	913,699
WP Carey, Inc. REIT	8,547	575,982

		35,432,585

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	16,192	613,353
Jones Lang LaSalle, Inc.	4,699	580,326
Realogy Holdings Corp.	9,861	324,920

		1,518,599

ROAD & RAIL — 1.5%
AMERCO	465	174,328
JB Hunt Transport Services, Inc.	25,921	2,879,305
Kansas City Southern	6,267	681,097
Landstar System, Inc.	13,041	1,299,536
Old Dominion Freight Line, Inc.	9,167	1,009,378
Ryder System, Inc.	8,012	677,415

		6,721,059

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Maxim Integrated Products, Inc.	28,075	1,339,458
Teradyne, Inc.	20,009	746,136
Versum Materials, Inc.	17,688	686,648
Xilinx, Inc. (b)	28,711	2,033,600

		4,805,842

SOFTWARE — 2.0%
ANSYS, Inc. (a)	13,838	1,698,338
CA, Inc.	49,602	1,655,715
Cadence Design Systems, Inc. (a)	46,339	1,829,000
Synopsys, Inc. (a)	39,965	3,218,381

Tyler Technologies, Inc. (a)	3,586	625,112

		9,026,546

SPECIALTY RETAIL — 4.4%
Advance Auto Parts, Inc.	4,956	491,635
AutoNation, Inc. (a) (b)	6,483	307,683
AutoZone, Inc. (a)	5,250	3,124,328
Bed Bath & Beyond, Inc.	52,223	1,225,674
Dick’s Sporting Goods, Inc.	15,323	413,874
Floor & Decor Holdings, Inc. Class A (a) (b)	634	24,682
Foot Locker, Inc.	34,739	1,223,508
L Brands, Inc. (b)	24,722	1,028,682
Michaels Cos., Inc. (a)	8,269	177,535
Murphy USA, Inc. (a)	5,892	406,548
O’Reilly Automotive, Inc. (a)	8,620	1,856,489
Ross Stores, Inc.	34,937	2,255,882
Sally Beauty Holdings, Inc. (a)	29,389	575,437
Signet Jewelers, Ltd. (b)	6,076	404,358
Tiffany & Co.	8,886	815,557
TJX Cos., Inc.	37,553	2,768,783
Tractor Supply Co.	26,243	1,660,919
Williams-Sonoma, Inc. (b)	18,908	942,753

		19,704,327

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
NetApp, Inc.	53,628	2,346,761
Xerox Corp.	11,695	389,327

		2,736,088

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	17,949	1,772,464
Ralph Lauren Corp.	6,560	579,182
VF Corp. (b)	33,131	2,106,138

		4,457,784

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	43,355	558,846

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	7,309	311,510
Fastenal Co. (b)	22,723	1,035,714
MSC Industrial Direct Co., Inc. Class A	14,855	1,122,592
W.W. Grainger, Inc. (b)	13,638	2,451,430
Watsco, Inc.	10,893	1,754,536

		6,675,782

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	4,779	344,948

WATER UTILITIES — 0.4%
American Water Works Co., Inc.	14,333	1,159,683
Aqua America, Inc.	19,382	643,289

		1,802,972

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	10,937	305,033
United States Cellular Corp. (a)	2,027	71,756

		376,789

TOTAL COMMON STOCKS (Cost $395,647,295)		443,501,497

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	493,271	$493,271
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	116,518	116,518

TOTAL SHORT-TERM INVESTMENTS (Cost $609,789)		609,789

TOTAL INVESTMENTS — 99.9% (Cost $396,257,084)		444,111,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		491,343

NET ASSETS — 100.0%		$444,602,629

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$11,825,269	$—	$—	$11,825,269
Air Freight & Logistics	3,541,552	—	—	3,541,552
Airlines	432,638	—	—	432,638
Auto Components	5,198,088	—	—	5,198,088
Automobiles	1,438,516	—	—	1,438,516
Banks	1,661,203	—	—	1,661,203
Beverages	2,709,579	—	—	2,709,579
Biotechnology	760,001	—	—	760,001
Building Products	4,560,477	—	—	4,560,477
Capital Markets	13,138,347	—	—	13,138,347
Chemicals	10,190,740	—	—	10,190,740
Commercial Services & Supplies	7,827,824	—	—	7,827,824
Communications Equipment	6,796,590	—	—	6,796,590
Construction & Engineering	3,297,779	—	—	3,297,779
Consumer Finance	1,736,189	—	—	1,736,189
Containers & Packaging	12,734,342	—	—	12,734,342
Distributors	5,029,560	—	—	5,029,560
Diversified Consumer Services	2,533,587	—	—	2,533,587
Diversified Financial Services	376,806	—	—	376,806
Diversified Telecommunication Services	1,133,754	—	—	1,133,754
Electric Utilities	19,644,914	—	—	19,644,914
Electrical Equipment	4,288,889	—	—	4,288,889
Electronic Equipment, Instruments & Components	8,911,562	—	—	8,911,562
Energy Equipment & Services	167,130	—	—	167,130
Equity Real Estate Investment Trusts (REITs)	192,808	—	—	192,808
Food & Staples Retailing	6,548,865	—	—	6,548,865
Food Products	15,117,832	—	—	15,117,832
Gas Utilities	2,226,689	—	—	2,226,689
Health Care Equipment & Supplies	10,446,967	—	—	10,446,967
Health Care Providers & Services	22,283,909	—	—	22,283,909
Health Care Technology	2,133,253	—	—	2,133,253
Hotels, Restaurants & Leisure	10,675,712	—	—	10,675,712
Household Durables	8,224,570	—	—	8,224,570

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$5,254,984	$—	$—	$5,254,984
Independent Power Producers & Energy Traders	1,307,705	—	—	1,307,705
Industrial Conglomerates	2,014,024	—	—	2,014,024
Insurance	42,374,570	—	—	42,374,570
Internet & Catalog Retail	1,872,785	—	—	1,872,785
Internet Software & Services	1,958,853	—	—	1,958,853
IT Services	15,554,750	—	—	15,554,750
Leisure Equipment & Products	1,973,442	—	—	1,973,442
Life Sciences Tools & Services	5,348,714	—	—	5,348,714
Machinery	15,990,246	—	—	15,990,246
Marine	326,057	—	—	326,057
Media	12,129,001	—	—	12,129,001
Metals & Mining	401,797	—	—	401,797
Mortgage Real Estate Investment	750,366	—	—	750,366
Multi-Utilities	15,019,772	—	—	15,019,772
Multiline Retail	9,481,397	—	—	9,481,397
Paper & Forest Products	441,667	—	—	441,667
Personal Products	2,275,565	—	—	2,275,565
Professional Services	7,077,694	—	—	7,077,694
Real Estate Investment Trusts (REITs)	35,432,585	—	—	35,432,585
Real Estate Management & Development	1,518,599	—	—	1,518,599
Road & Rail	6,721,059	—	—	6,721,059
Semiconductors & Semiconductor Equipment	4,805,842	—	—	4,805,842
Software	9,026,546	—	—	9,026,546
Specialty Retail	19,704,327	—	—	19,704,327
Technology Hardware, Storage & Peripherals	2,736,088	—	—	2,736,088
Textiles, Apparel & Luxury Goods	4,457,784	—	—	4,457,784
Thrifts & Mortgage Finance	558,846	—	—	558,846
Trading Companies & Distributors	6,675,782	—	—	6,675,782
Transportation Infrastructure	344,948	—	—	344,948
Water Utilities	1,802,972	—	—	1,802,972
Wireless Telecommunication Services	376,789	—	—	376,789
Short-Term Investments	609,789	—	—	609,789

TOTAL INVESTMENTS	$444,111,286	$—	$—	$444,111,286

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	372,776	$372,776	$5,196,530	$5,076,035	$—	$—	493,271	$493,271	$1,321
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,932,785	4,816,267	—	—	116,518	116,518	1,638

TOTAL		$372,776	$10,129,315	$9,892,302	$—	$—		$609,789	$2,959

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co.	414	$105,243

AIRLINES — 3.4%
American Airlines Group, Inc.	1,598	75,889
Delta Air Lines, Inc.	1,572	75,802
Southwest Airlines Co.	1,399	78,316
United Continental Holdings, Inc. (a)	1,085	66,055

		296,062

AUTO COMPONENTS — 0.9%
Goodyear Tire & Rubber Co.	2,389	79,434

BANKS — 9.3%
Bank of America Corp.	3,579	90,692
Citigroup, Inc.	1,293	94,053
Citizens Financial Group, Inc.	2,391	90,547
Comerica, Inc.	1,167	88,995
JPMorgan Chase & Co.	939	89,684
M&T Bank Corp.	520	83,741
PNC Financial Services Group, Inc.	681	91,778
Regions Financial Corp.	5,902	89,888
SunTrust Banks, Inc.	1,531	91,508

		810,886

BEVERAGES — 2.2%
Brown-Forman Corp. Class B	1,828	99,260
Monster Beverage Corp. (a)	1,670	92,268

		191,528

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	1,185	105,299

CAPITAL MARKETS — 5.3%
Ameriprise Financial, Inc.	643	95,492
Bank of New York Mellon Corp.	1,655	87,748
Goldman Sachs Group, Inc.	379	89,895
Morgan Stanley	1,917	92,342
State Street Corp. (b)	941	89,903

		455,380

CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	1,009	99,941

COMMUNICATIONS EQUIPMENT — 1.9%
F5 Networks, Inc. (a)	697	84,030
Motorola Solutions, Inc.	974	82,664

		166,694

CONSUMER FINANCE — 4.0%
American Express Co.	1,016	91,907
Capital One Financial Corp.	1,050	88,893
Discover Financial Services	1,414	91,175
Navient Corp.	5,229	78,540

		350,515

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	2,838	75,150

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	2,789	83,447

FOOD & STAPLES RETAILING — 2.1%
CVS Health Corp.	1,107	90,021

Sysco Corp.	1,713	92,417

		182,438

FOOD PRODUCTS — 1.2%
Tyson Foods, Inc. Class A	1,411	99,405

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Intuitive Surgical, Inc. (a)	91	95,175
Varian Medical Systems, Inc. (a)	813	81,349

		176,524

HEALTH CARE PROVIDERS & SERVICES — 7.5%
Aetna, Inc.	558	88,728
AmerisourceBergen Corp.	932	77,123
DaVita, Inc. (a)	1,339	79,523
Express Scripts Holding Co. (a)	1,394	88,268
HCA Healthcare, Inc. (a)	1,000	79,590
Humana, Inc.	362	88,194
McKesson Corp.	517	79,417
Quest Diagnostics, Inc.	791	74,069

		654,912

HOTELS, RESTAURANTS & LEISURE — 5.1%
Carnival Corp.	1,312	84,716
Marriott International, Inc. Class A	858	94,603
McDonald’s Corp.	558	87,427
Wyndham Worldwide Corp.	845	89,072
Yum! Brands, Inc.	1,177	86,639

		442,457

HOUSEHOLD DURABLES — 1.1%
PulteGroup, Inc.	3,557	97,213

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	3,235	78,222

INSURANCE — 9.9%
Aflac, Inc.	1,108	90,180
American International Group, Inc.	1,351	82,938
Assurant, Inc.	828	79,091
Hartford Financial Services Group, Inc.	1,624	90,018
Lincoln National Corp.	1,209	88,837
Prudential Financial, Inc.	774	82,292
Torchmark Corp.	1,104	88,420
Travelers Cos., Inc.	689	84,416
Unum Group	1,818	92,954
XL Group, Ltd.	1,918	75,665

		854,811

INTERNET SOFTWARE & SERVICES — 2.1%
eBay, Inc. (a)	2,327	89,496
VeriSign, Inc. (a)	894	95,113

		184,609

IT SERVICES — 5.0%
Alliance Data Systems Corp.	328	72,668
Cognizant Technology Solutions Corp. Class A	1,254	90,965
Fiserv, Inc. (a)	701	90,401
Visa, Inc. Class A	890	93,664
Western Union Co.	4,555	87,456

		435,154

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Mettler-Toledo International, Inc. (a)	143	$89,541

MACHINERY — 1.0%
Illinois Tool Works, Inc.	592	87,592

MEDIA — 3.7%
CBS Corp. Class B	1,355	78,590
Charter Communications, Inc. Class A (a)	252	91,582
Discovery Communications, Inc. Class A (a)	1,415	30,125
Discovery Communications, Inc. Class C (a)	1,939	39,284
Twenty-First Century Fox, Inc. Class A	2,140	56,453
Twenty-First Century Fox, Inc. Class B	991	25,558

		321,592

MULTILINE RETAIL — 2.3%
Kohl’s Corp.	2,232	101,891
Target Corp.	1,621	95,655

		197,546

PERSONAL PRODUCTS — 0.9%
Coty, Inc. Class A	4,714	77,922

PHARMACEUTICALS — 0.8%
Allergan PLC	352	72,142

PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (a)	1,928	84,986

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Weyerhaeuser Co. REIT	2,614	88,954

ROAD & RAIL — 1.1%
Union Pacific Corp.	791	91,732

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Xilinx, Inc.	1,308	92,646

SOFTWARE — 3.1%
ANSYS, Inc. (a)	695	85,297
Autodesk, Inc. (a)	794	89,135
Synopsys, Inc. (a)	1,151	92,690

		267,122

SPECIALTY RETAIL — 6.7%
AutoZone, Inc. (a)	171	101,764
Best Buy Co., Inc.	1,568	89,313
CarMax, Inc. (a)	1,345	101,964
Lowe’s Cos., Inc.	1,139	91,052
O’Reilly Automotive, Inc. (a)	470	101,224

Signet Jewelers, Ltd.	1,441	95,899

		581,216

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	581	89,544
Hewlett Packard Enterprise Co.	6,480	95,321
NetApp, Inc.	1,985	86,863

		271,728

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Michael Kors Holdings, Ltd. (a)	2,537	121,396

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	739	102,529
W.W. Grainger, Inc.	504	90,594

		193,123

TOTAL COMMON STOCKS (Cost $7,920,711)		8,664,562

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $14,637)	14,637	14,637

TOTAL INVESTMENTS — 100.0% (Cost $7,935,348)		8,679,199
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		4,167

NET ASSETS — 100.0%		$8,683,366

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Amount is less than 0.05% of net assets.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$105,243	$—	$—	$105,243
Airlines	296,062	—	—	296,062
Auto Components	79,434	—	—	79,434
Banks	810,886	—	—	810,886

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$191,528	$—	$—	$191,528
Biotechnology	105,299	—	—	105,299
Capital Markets	455,380	—	—	455,380
Chemicals	99,941	—	—	99,941
Communications Equipment	166,694	—	—	166,694
Consumer Finance	350,515	—	—	350,515
Diversified Consumer Services	75,150	—	—	75,150
Electronic Equipment, Instruments & Components	83,447	—	—	83,447
Food & Staples Retailing	182,438	—	—	182,438
Food Products	99,405	—	—	99,405
Health Care Equipment & Supplies	176,524	—	—	176,524
Health Care Providers & Services	654,912	—	—	654,912
Hotels, Restaurants & Leisure	442,457	—	—	442,457
Household Durables	97,213	—	—	97,213
Industrial Conglomerates	78,222	—	—	78,222
Insurance	854,811	—	—	854,811
Internet Software & Services	184,609	—	—	184,609
IT Services	435,154	—	—	435,154
Life Sciences Tools & Services	89,541	—	—	89,541
Machinery	87,592	—	—	87,592
Media	321,592	—	—	321,592
Multiline Retail	197,546	—	—	197,546
Personal Products	77,922	—	—	77,922
Pharmaceuticals	72,142	—	—	72,142
Professional Services	84,986	—	—	84,986
Real Estate Investment Trusts (REITs)	88,954	—	—	88,954
Road & Rail	91,732	—	—	91,732
Semiconductors & Semiconductor Equipment	92,646	—	—	92,646
Software	267,122	—	—	267,122
Specialty Retail	581,216	—	—	581,216
Technology Hardware, Storage & Peripherals	271,728	—	—	271,728
Textiles, Apparel & Luxury Goods	121,396	—	—	121,396
Trading Companies & Distributors	193,123	—	—	193,123
Short-Term Investment	14,637	—	—	14,637

TOTAL INVESTMENTS	$8,679,199	$—	$—	$8,679,199

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	1,033	$92,691	$1,851	$10,190	$1,356	$4,195	941	$89,903	$395
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535	9,535	61,334	56,232	—	—	14,637	14,637	39

TOTAL		$102,226	$63,185	$66,422	$1,356	$4,195		$104,540	$434

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
Boeing Co.	28,026	$7,124,489
General Dynamics Corp.	20,946	4,306,079
L3 Technologies, Inc.	2,660	501,224
Lockheed Martin Corp.	18,776	5,826,005
Northrop Grumman Corp.	13,210	3,800,781
Raytheon Co.	14,765	2,754,854
Rockwell Collins, Inc.	7,686	1,004,637
TransDigm Group, Inc. (a)	3,682	941,303

		26,259,372

AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	5,451	414,821
Expeditors International of Washington, Inc.	8,509	509,349
FedEx Corp.	18,533	4,180,674
United Parcel Service, Inc. Class B	51,903	6,233,031

		11,337,875

AIRLINES — 0.4%
Alaska Air Group, Inc.	5,900	449,993
Southwest Airlines Co.	41,461	2,320,987
United Continental Holdings, Inc. (b)	19,424	1,182,533

		3,953,513

AUTOMOBILES — 0.1%
Harley-Davidson, Inc. (a)	13,209	636,806

BANKS — 0.6%
Citizens Financial Group, Inc.	14,560	551,387
Comerica, Inc.	7,473	569,891
KeyCorp.	39,670	746,590
US Bancorp.	67,139	3,597,979

		5,465,847

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	8,174	443,848
Coca-Cola Co.	147,327	6,631,188
Constellation Brands, Inc. Class A	12,952	2,583,277
Dr. Pepper Snapple Group, Inc.	8,294	733,770
Monster Beverage Corp. (b)	18,216	1,006,434
PepsiCo, Inc.	60,463	6,737,392

		18,135,909

BIOTECHNOLOGY — 5.1%
AbbVie, Inc.	120,045	10,667,199
Alexion Pharmaceuticals, Inc. (b)	16,834	2,361,642
Amgen, Inc.	30,232	5,636,756
Biogen, Inc. (b)	15,901	4,978,921
Celgene Corp. (b)	59,009	8,604,692
Gilead Sciences, Inc.	98,510	7,981,280
Incyte Corp. (b)	12,742	1,487,501
Regeneron Pharmaceuticals, Inc. (b)	5,734	2,563,786
Vertex Pharmaceuticals, Inc. (b)	10,762	1,636,255

		45,918,032

BUILDING PRODUCTS — 0.2%
Allegion PLC.	4,541	392,660
AO Smith Corp.	10,976	652,304
Fortune Brands Home & Security, Inc.	8,246	554,379
Masco Corp.	15,247	594,785

		2,194,128

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	5,403	802,400
BlackRock, Inc.	4,498	2,011,011
CBOE Holdings, Inc.	5,517	593,795
Charles Schwab Corp.	89,695	3,923,259
CME Group, Inc.	16,066	2,179,835
E*TRADE Financial Corp. (b)	20,584	897,668
Intercontinental Exchange, Inc.	44,763	3,075,218
Moody’s Corp.	12,461	1,734,696
Nasdaq, Inc.	3,954	306,712
Northern Trust Corp.	10,525	967,563
Raymond James Financial, Inc.	5,268	444,250
S&P Global, Inc.	19,524	3,051,796
T Rowe Price Group, Inc.	11,840	1,073,296

		21,061,499

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	9,317	1,408,917
Albemarle Corp.	8,454	1,152,365
Ecolab, Inc.	10,828	1,392,589
FMC Corp.	6,620	591,232
International Flavors & Fragrances, Inc.	3,441	491,753
Monsanto Co.	22,109	2,649,100
PPG Industries, Inc.	10,199	1,108,223
Praxair, Inc.	11,998	1,676,601
Sherwin-Williams Co.	4,242	1,518,806

		11,989,586

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	6,447	930,173
Republic Services, Inc.	17,371	1,147,529
Waste Management, Inc.	30,675	2,400,932

		4,478,634

COMMUNICATIONS EQUIPMENT — 0.4%
F5 Networks, Inc. (b)	4,918	592,914
Harris Corp.	8,965	1,180,511
Juniper Networks, Inc.	15,959	444,139
Motorola Solutions, Inc.	12,401	1,052,473

		3,270,037

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (b)	11,351	424,187

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	4,793	988,460
Vulcan Materials Co.	9,903	1,184,399

		2,172,859

CONSUMER FINANCE — 0.5%
American Express Co.	26,458	2,393,391
Discover Financial Services	27,987	1,804,602

		4,197,993

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	3,488	343,010
Packaging Corp. of America	7,049	808,379
Sealed Air Corp.	7,626	325,783

		1,477,172

DISTRIBUTORS — 0.1%
LKQ Corp. (b)	23,042	829,282

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Level 3 Communications, Inc. (b)	12,223	$651,364
Verizon Communications, Inc.	162,689	8,051,478

		8,702,842

ELECTRIC UTILITIES — 0.3%
Alliant Energy Corp.	8,002	332,643
NextEra Energy, Inc.	17,260	2,529,453

		2,862,096

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,174	543,643
Emerson Electric Co.	22,157	1,392,346
Rockwell Automation, Inc.	9,665	1,722,399

		3,658,388

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	23,159	1,960,178
Corning, Inc.	69,024	2,065,198
FLIR Systems, Inc.	7,088	275,794
TE Connectivity, Ltd.	13,302	1,104,864

		5,406,034

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes a GE Co.	13,683	501,071
Halliburton Co.	37,691	1,734,917
Schlumberger, Ltd.	47,071	3,283,673

		5,519,661

FOOD & STAPLES RETAILING — 0.1%
Sysco Corp.	19,322	1,042,422

FOOD PRODUCTS — 0.4%
Campbell Soup Co.	8,845	414,123
General Mills, Inc.	23,737	1,228,627
Hershey Co.	10,477	1,143,774
Kellogg Co.	10,259	639,854
McCormick & Co., Inc.	5,460	560,414

		3,986,792

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Align Technology, Inc. (b)	5,430	1,011,446
Becton Dickinson and Co.	17,186	3,367,597
Boston Scientific Corp. (b)	103,698	3,024,871
C.R. Bard, Inc.	5,480	1,756,340
Cooper Cos., Inc.	2,695	639,011
Danaher Corp.	24,385	2,091,745
Edwards Lifesciences Corp. (b)	15,995	1,748,413
Hologic, Inc. (b)	12,540	460,093
IDEXX Laboratories, Inc. (b)	6,715	1,044,115
Intuitive Surgical, Inc. (b)	2,790	2,918,005
ResMed, Inc.	7,048	542,414
Stryker Corp.	24,204	3,437,452
Varian Medical Systems, Inc. (b)	6,996	700,020
Zimmer Biomet Holdings, Inc.	9,628	1,127,343

		23,868,865

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	25,008	3,976,522
Envision Healthcare Corp. (b)	3,598	161,730
HCA Healthcare, Inc. (b)	11,148	887,269
Humana, Inc.	10,929	2,662,632

Laboratory Corp. of America Holdings (b)	4,198	633,772
Quest Diagnostics, Inc.	6,480	606,787
UnitedHealth Group, Inc.	72,791	14,256,118
Universal Health Services, Inc. Class B	3,018	334,817

		23,519,647

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	23,725	1,692,067

HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (a) (b)	1,018	313,371
Darden Restaurants, Inc.	9,280	731,078
Hilton Worldwide Holdings, Inc.	12,102	840,484
Marriott International, Inc. Class A	23,319	2,571,153
McDonald’s Corp.	37,798	5,922,191
MGM Resorts International	22,779	742,368
Royal Caribbean Cruises, Ltd.	6,425	761,620
Starbucks Corp.	108,668	5,836,558
Wyndham Worldwide Corp.	5,376	566,684
Wynn Resorts, Ltd.	5,976	889,946
Yum! Brands, Inc.	25,917	1,907,750

		21,083,203

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	8,577	462,901
Leggett & Platt, Inc.	5,859	279,650
Mohawk Industries, Inc. (b)	2,255	558,135
Newell Brands, Inc.	22,103	943,135

		2,243,821

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	12,587	609,840
Clorox Co.	5,274	695,694
Colgate-Palmolive Co.	37,347	2,720,729
Kimberly-Clark Corp.	13,990	1,646,343
Procter & Gamble Co.	93,994	8,551,574

		14,224,180

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	30,604	6,423,779
General Electric Co.	306,109	7,401,716
Honeywell International, Inc.	34,016	4,821,428
Roper Technologies, Inc.	4,244	1,032,990

		19,679,913

INSURANCE — 0.8%
Aon PLC	19,174	2,801,321
Arthur J Gallagher & Co.	13,365	822,616
Cincinnati Financial Corp.	6,299	482,315
Marsh & McLennan Cos., Inc.	38,882	3,258,700

		7,364,952

INTERNET & CATALOG RETAIL — 4.8%
Amazon.com, Inc. (b)	29,934	28,777,051
Expedia, Inc.	9,239	1,329,862
Netflix, Inc. (b)	32,499	5,893,694
Priceline Group, Inc. (b)	3,720	6,810,650
TripAdvisor, Inc. (a) (b)	4,897	198,475

		43,009,732

INTERNET SOFTWARE & SERVICES — 8.5%
Akamai Technologies, Inc. (b)	13,008	633,750
Alphabet, Inc. Class A (b)	22,377	21,788,933

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Alphabet, Inc. Class C (b)	22,738	$21,808,243
eBay, Inc. (b)	29,203	1,123,147
Facebook, Inc. Class A (b)	178,487	30,498,074
VeriSign, Inc. (a) (b)	6,442	685,364

		76,537,511

IT SERVICES — 6.4%
Accenture PLC Class A	46,473	6,277,108
Alliance Data Systems Corp.	2,169	480,542
Automatic Data Processing, Inc.	33,452	3,656,973
Cognizant Technology Solutions Corp. Class A	30,975	2,246,926
CSRA, Inc.	5,264	169,869
DXC Technology Co.	11,309	971,217
Fidelity National Information Services, Inc.	24,963	2,331,294
Fiserv, Inc. (b)	15,960	2,058,202
Gartner, Inc. (b)	6,855	852,830
Global Payments, Inc.	11,556	1,098,167
International Business Machines Corp.	36,854	5,346,778
Mastercard, Inc. Class A	70,267	9,921,700
Paychex, Inc.	24,158	1,448,514
PayPal Holdings, Inc. (b)	84,486	5,409,639
Total System Services, Inc.	12,414	813,117
Visa, Inc. Class A (a)	137,633	14,484,497
Western Union Co.	23,533	451,834

		58,019,207

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	8,423	822,674
Mattel, Inc. (a)	14,618	226,287

		1,048,961

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	15,811	1,015,066
Illumina, Inc. (b)	7,670	1,527,864
Mettler-Toledo International, Inc. (b)	1,963	1,229,152
Quintiles IMS Holdings, Inc. (b)	11,356	1,079,615
Thermo Fisher Scientific, Inc.	18,068	3,418,466
Waters Corp. (b)	4,017	721,132

		8,991,295

MACHINERY — 1.9%
Caterpillar, Inc.	23,154	2,887,535
Cummins, Inc.	11,600	1,949,148
Deere & Co.	11,786	1,480,204
Fortive Corp.	22,548	1,596,173
Illinois Tool Works, Inc.	23,332	3,452,203
Ingersoll-Rand PLC	19,362	1,726,509
PACCAR, Inc.	13,680	989,611
Parker-Hannifin Corp.	6,840	1,197,137
Snap-on, Inc.	2,333	347,640
Stanley Black & Decker, Inc.	5,606	846,338
Xylem, Inc.	13,465	843,313

		17,315,811

MEDIA — 4.2%
CBS Corp. Class B	27,361	1,586,938
Charter Communications, Inc. Class A (b)	15,145	5,503,996
Comcast Corp. Class A	353,840	13,615,763
Discovery Communications, Inc. Class A (a) (b)	11,864	252,585

Discovery Communications, Inc. Class C (b)	16,189	327,989
DISH Network Corp. Class A (b)	9,771	529,881
Interpublic Group of Cos., Inc.	16,291	338,690
Omnicom Group, Inc.	12,705	941,059
Scripps Networks Interactive, Inc. Class A	7,169	615,745
Time Warner, Inc.	58,489	5,992,198
Twenty-First Century Fox, Inc. Class A	38,110	1,005,342
Twenty-First Century Fox, Inc. Class B	15,829	408,230
Walt Disney Co.	68,529	6,754,904

		37,873,320

METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (b)	61,087	857,661
Newmont Mining Corp.	40,482	1,518,480
Nucor Corp.	14,140	792,406

		3,168,547

MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	18,680	545,643
Dominion Energy, Inc.	22,172	1,705,692
WEC Energy Group, Inc.	12,300	772,194

		3,023,529

MULTILINE RETAIL — 0.3%
Dollar General Corp.	19,226	1,558,267
Dollar Tree, Inc. (b)	17,687	1,535,586

		3,093,853

OIL, GAS & CONSUMABLE FUELS — 1.5%
Anadarko Petroleum Corp.	21,012	1,026,436
Apache Corp.	18,193	833,239
Cabot Oil & Gas Corp.	16,827	450,122
Chesapeake Energy Corp. (a) (b)	26,242	112,841
Cimarex Energy Co.	4,042	459,454
Concho Resources, Inc. (b)	5,928	780,836
Devon Energy Corp.	21,677	795,763
EOG Resources, Inc.	22,592	2,185,550
EQT Corp.	7,778	507,437
Newfield Exploration Co. (b)	10,005	296,848
Noble Energy, Inc.	14,530	412,071
Occidental Petroleum Corp.	25,059	1,609,038
ONEOK, Inc.	19,963	1,106,150
Pioneer Natural Resources Co.	12,786	1,886,446
Range Resources Corp. (a)	5,354	104,778
Williams Cos., Inc.	27,661	830,107

		13,397,116

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	14,725	243,404
Estee Lauder Cos., Inc. Class A	9,720	1,048,205

		1,291,609

PHARMACEUTICALS — 4.7%
Bristol-Myers Squibb Co.	67,841	4,324,185
Eli Lilly & Co.	32,104	2,746,176
Johnson & Johnson	123,203	16,017,622
Merck & Co., Inc.	127,548	8,166,899
Pfizer, Inc.	251,832	8,990,403
Zoetis, Inc.	37,087	2,364,667

		42,609,952

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	8,962	$949,882
IHS Markit, Ltd. (b)	6,689	294,851
Nielsen Holdings PLC	13,855	574,290
Verisk Analytics, Inc. (b)	11,682	971,826

		2,790,849

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc. REIT	6,950	826,841
American Tower Corp. REIT	31,995	4,373,076
Apartment Investment & Management Co. Class A REIT	11,777	516,539
AvalonBay Communities, Inc. REIT	10,357	1,847,896
Boston Properties, Inc. REIT	7,502	921,846
Crown Castle International Corp. REIT	19,707	1,970,306
Digital Realty Trust, Inc. REIT	15,382	1,820,152
Duke Realty Corp. REIT	26,584	766,151
Equinix, Inc. REIT	5,920	2,642,096
Equity Residential REIT	18,417	1,214,233
Essex Property Trust, Inc. REIT	2,581	655,651
Extra Space Storage, Inc. REIT	9,464	756,363
Federal Realty Investment Trust REIT	3,370	418,588
GGP, Inc. REIT	43,893	911,658
Host Hotels & Resorts, Inc. REIT	55,476	1,025,751
Iron Mountain, Inc. REIT	10,451	406,544
Kimco Realty Corp. REIT	33,069	646,499
Mid-America Apartment Communities, Inc. REIT	5,180	553,638
Prologis, Inc. REIT	40,174	2,549,442
Public Storage REIT	7,336	1,569,831
Realty Income Corp. REIT (a)	12,823	733,347
Regency Centers Corp. REIT	6,923	429,503
SBA Communications Corp. REIT (b)	6,996	1,007,774
Simon Property Group, Inc. REIT	15,617	2,514,493
UDR, Inc. REIT	20,065	763,072
Ventas, Inc. REIT	15,167	987,827
Vornado Realty Trust REIT	6,676	513,251
Welltower, Inc. REIT	27,664	1,944,226

		35,286,594

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (b)	9,839	372,701

ROAD & RAIL — 0.9%
CSX Corp.	43,637	2,367,743
JB Hunt Transport Services, Inc.	6,559	728,574
Union Pacific Corp.	41,534	4,816,698

		7,913,015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Micro Devices, Inc. (a) (b)	58,019	739,742
Analog Devices, Inc.	27,736	2,390,011
Applied Materials, Inc.	80,204	4,177,826
Broadcom, Ltd.	30,580	7,416,873
Intel Corp.	169,670	6,461,034
KLA-Tencor Corp.	11,761	1,246,666
Lam Research Corp.	12,285	2,273,217
Microchip Technology, Inc. (a)	17,212	1,545,293
NVIDIA Corp.	44,871	8,021,589
QUALCOMM, Inc.	111,251	5,767,252

Skyworks Solutions, Inc.	13,938	1,420,282
Texas Instruments, Inc.	74,509	6,678,987
Xilinx, Inc. (a)	12,228	866,109

		49,004,881

SOFTWARE — 8.3%
Activision Blizzard, Inc.	56,757	3,661,394
Adobe Systems, Inc. (b)	37,074	5,530,699
ANSYS, Inc. (b)	3,962	486,256
Autodesk, Inc. (b)	10,904	1,224,083
Cadence Design Systems, Inc. (b)	15,208	600,260
Citrix Systems, Inc. (b)	10,801	829,733
Electronic Arts, Inc. (b)	23,397	2,762,250
Intuit, Inc.	18,323	2,604,431
Microsoft Corp.	579,393	43,158,985
Oracle Corp.	131,695	6,367,453
Red Hat, Inc. (b)	13,428	1,488,628
salesforce.com, Inc. (b)	51,381	4,800,013
Symantec Corp.	22,829	749,020
Synopsys, Inc. (b)	11,414	919,169

		75,182,374

SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	5,552	550,758
AutoZone, Inc. (b)	2,110	1,255,682
Best Buy Co., Inc.	8,116	462,287
CarMax, Inc. (a) (b)	6,392	484,578
Foot Locker, Inc.	6,152	216,673
Home Depot, Inc.	88,688	14,505,809
L Brands, Inc. (a)	8,435	350,980
Lowe’s Cos., Inc.	40,634	3,248,282
O’Reilly Automotive, Inc. (b)	6,596	1,420,581
Ross Stores, Inc.	29,765	1,921,926
Tiffany & Co.	4,058	372,443
TJX Cos., Inc.	47,872	3,529,603
Tractor Supply Co.	5,630	356,323
Ulta Salon Cosmetics & Fragrance, Inc. (b)	4,394	993,308

		29,669,233

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	388,576	59,887,333
NetApp, Inc.	12,745	557,721

		60,445,054

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc.	10,449	420,886
Hanesbrands, Inc. (a)	14,674	361,567
Michael Kors Holdings, Ltd. (b)	11,427	546,782
NIKE, Inc. Class B	56,743	2,942,125
Under Armour, Inc. Class A (a) (b)	14,500	238,960
Under Armour, Inc. Class C (a) (b)	14,595	219,217

		4,729,537

TOBACCO — 1.8%
Altria Group, Inc.	144,336	9,153,789
Philip Morris International, Inc.	64,258	7,133,281

		16,287,070

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,643	986,488
United Rentals, Inc. (b)	6,326	877,669

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

W.W. Grainger, Inc. (a)	4,104	$737,694

		2,601,851

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	13,309	1,076,831

TOTAL COMMON STOCKS (Cost $702,433,506)		903,398,047

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	945,387	945,387
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	191,053	191,053

TOTAL SHORT-TERM INVESTMENTS (Cost $1,136,440)		1,136,440

TOTAL INVESTMENTS — 100.0% (Cost $703,569,946)		904,534,487
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		411,203

NET ASSETS — 100.0%		$904,945,690

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$26,259,372	$—	$—	$26,259,372
Air Freight & Logistics	11,337,875	—	—	11,337,875
Airlines	3,953,513	—	—	3,953,513
Automobiles	636,806	—	—	636,806
Banks	5,465,847	—	—	5,465,847
Beverages	18,135,909	—	—	18,135,909
Biotechnology	45,918,032	—	—	45,918,032
Building Products	2,194,128	—	—	2,194,128
Capital Markets	21,061,499	—	—	21,061,499
Chemicals	11,989,586	—	—	11,989,586
Commercial Services & Supplies	4,478,634	—	—	4,478,634
Communications Equipment	3,270,037	—	—	3,270,037
Construction & Engineering	424,187	—	—	424,187
Construction Materials	2,172,859	—	—	2,172,859
Consumer Finance	4,197,993	—	—	4,197,993
Containers & Packaging	1,477,172	—	—	1,477,172
Distributors	829,282	—	—	829,282
Diversified Telecommunication Services	8,702,842	—	—	8,702,842
Electric Utilities	2,862,096	—	—	2,862,096
Electrical Equipment	3,658,388	—	—	3,658,388
Electronic Equipment, Instruments & Components	5,406,034	—	—	5,406,034
Energy Equipment & Services	5,519,661	—	—	5,519,661
Food & Staples Retailing	1,042,422	—	—	1,042,422
Food Products	3,986,792	—	—	3,986,792
Health Care Equipment & Supplies	23,868,865	—	—	23,868,865
Health Care Providers & Services	23,519,647	—	—	23,519,647

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Technology	$1,692,067	$—	$—	$1,692,067
Hotels, Restaurants & Leisure	21,083,203	—	—	21,083,203
Household Durables	2,243,821	—	—	2,243,821
Household Products	14,224,180	—	—	14,224,180
Industrial Conglomerates	19,679,913	—	—	19,679,913
Insurance	7,364,952	—	—	7,364,952
Internet & Catalog Retail	43,009,732	—	—	43,009,732
Internet Software & Services	76,537,511	—	—	76,537,511
IT Services	58,019,207	—	—	58,019,207
Leisure Equipment & Products	1,048,961	—	—	1,048,961
Life Sciences Tools & Services	8,991,295	—	—	8,991,295
Machinery	17,315,811	—	—	17,315,811
Media	37,873,320	—	—	37,873,320
Metals & Mining	3,168,547	—	—	3,168,547
Multi-Utilities	3,023,529	—	—	3,023,529
Multiline Retail	3,093,853	—	—	3,093,853
Oil, Gas & Consumable Fuels	13,397,116	—	—	13,397,116
Personal Products	1,291,609	—	—	1,291,609
Pharmaceuticals	42,609,952	—	—	42,609,952
Professional Services	2,790,849	—	—	2,790,849
Real Estate Investment Trusts (REITs)	35,286,594	—	—	35,286,594
Real Estate Management & Development	372,701	—	—	372,701
Road & Rail	7,913,015	—	—	7,913,015
Semiconductors & Semiconductor Equipment	49,004,881	—	—	49,004,881
Software	75,182,374	—	—	75,182,374
Specialty Retail	29,669,233	—	—	29,669,233
Technology Hardware, Storage & Peripherals	60,445,054	—	—	60,445,054
Textiles, Apparel & Luxury Goods	4,729,537	—	—	4,729,537
Tobacco	16,287,070	—	—	16,287,070
Trading Companies & Distributors	2,601,851	—	—	2,601,851
Water Utilities	1,076,831	—	—	1,076,831
Short-Term Investments	1,136,440	—	—	1,136,440

TOTAL INVESTMENTS	$904,534,487	$—	$—	$904,534,487

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,065,245	$1,065,245	$8,104,092	$8,223,950	$—	$—	945,387	$945,387	$3,775
State Street Navigator Securities Lending Government Money Market Portfolio	111,901	111,901	176,762	97,610	—	—	191,053	191,053	919

TOTAL		$1,177,146	$8,280,854	$8,321,560	$—	$—		$1,136,440	$4,694

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
Arconic, Inc.	14,133	$351,629
Boeing Co.	6,704	1,704,224
L3 Technologies, Inc.	1,520	286,414
Raytheon Co.	3,473	647,992
Rockwell Collins, Inc.	2,160	282,334
Textron, Inc.	9,810	528,563
United Technologies Corp.	27,193	3,156,563

		6,957,719

AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc.	2,493	189,717
Expeditors International of Washington, Inc.	2,276	136,242

		325,959

AIRLINES — 0.6%
Alaska Air Group, Inc.	1,616	123,252
American Airlines Group, Inc.	15,816	751,102
Delta Air Lines, Inc.	24,313	1,172,373

		2,046,727

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	7,338	375,926
Delphi Automotive PLC	9,813	965,599
Goodyear Tire & Rubber Co.	9,210	306,232

		1,647,757

AUTOMOBILES — 1.0%
Ford Motor Co.	142,964	1,711,279
General Motors Co.	47,860	1,932,587

		3,643,866

BANKS — 13.8%
Bank of America Corp.	358,043	9,072,810
BB&T Corp.	29,713	1,394,728
Citigroup, Inc.	99,454	7,234,284
Citizens Financial Group, Inc.	11,561	437,815
Comerica, Inc.	2,852	217,494
Fifth Third Bancorp.	26,892	752,438
Huntington Bancshares, Inc.	39,349	549,312
JPMorgan Chase & Co.	128,366	12,260,237
KeyCorp.	19,987	376,155
M&T Bank Corp.	5,571	897,154
People’s United Financial, Inc.	13,003	235,874
PNC Financial Services Group, Inc.	17,468	2,354,162
Regions Financial Corp.	43,927	669,008
SunTrust Banks, Inc.	17,632	1,053,865
US Bancorp.	25,482	1,365,580
Wells Fargo & Co.	163,029	8,991,049
Zions Bancorp.	7,375	347,953

		48,209,918

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	2,656	144,221
Coca-Cola Co.	68,685	3,091,512
Dr. Pepper Snapple Group, Inc.	2,643	233,826
Molson Coors Brewing Co. Class B	6,648	542,743
Monster Beverage Corp. (a)	5,884	325,091
PepsiCo, Inc.	22,908	2,552,638

		6,890,031

BIOTECHNOLOGY — 0.8%
Amgen, Inc.	11,988	2,235,163
Vertex Pharmaceuticals, Inc. (a)	3,875	589,155

		2,824,318

BUILDING PRODUCTS — 0.5%
Allegion PLC.	1,268	109,644
Fortune Brands Home & Security, Inc.	1,616	108,644
Johnson Controls International PLC	34,027	1,370,948
Masco Corp.	4,503	175,662

		1,764,898

CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	2,007	380,989
Ameriprise Financial, Inc.	2,894	429,788
Bank of New York Mellon Corp.	37,722	2,000,020
BlackRock, Inc.	2,326	1,039,931
CBOE Holdings, Inc.	1,417	152,512
CME Group, Inc.	4,511	612,052
Franklin Resources, Inc.	11,978	533,141
Goldman Sachs Group, Inc.	13,177	3,125,453
Invesco, Ltd.	14,754	516,980
Morgan Stanley	51,639	2,487,451
Nasdaq, Inc.	2,259	175,231
Northern Trust Corp.	2,723	250,325
Raymond James Financial, Inc.	2,060	173,720
State Street Corp. (b)	13,635	1,302,688
T Rowe Price Group, Inc.	3,124	283,190

		13,463,471

CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	3,414	516,265
CF Industries Holdings, Inc.	8,460	297,454
DowDuPont, Inc.	85,101	5,891,542
Eastman Chemical Co.	5,319	481,316
Ecolab, Inc.	4,264	548,393
FMC Corp.	1,684	150,398
International Flavors & Fragrances, Inc.	1,160	165,776
LyondellBasell Industries NV Class A	11,864	1,175,129
Monsanto Co.	5,227	626,299
Mosaic Co.	13,029	281,296
PPG Industries, Inc.	4,396	477,669
Praxair, Inc.	4,594	641,966
Sherwin-Williams Co.	920	329,397

		11,582,900

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Stericycle, Inc. (a)	3,104	222,308

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	182,648	6,142,452
Juniper Networks, Inc.	6,103	169,847

		6,312,299

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	5,201	218,962
Jacobs Engineering Group, Inc.	4,230	246,482

		465,444

CONSUMER FINANCE — 1.1%
American Express Co.	13,925	1,259,656
Capital One Financial Corp.	17,634	1,492,894
Navient Corp.	10,415	156,433

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Synchrony Financial	27,278	$846,982

		3,755,965

CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	1,496	147,117
Ball Corp.	12,677	523,560
International Paper Co.	14,935	848,607
Sealed Air Corp.	3,278	140,036
WestRock Co.	9,069	514,484

		2,173,804

DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,381	514,693

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	7,527	199,315

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	70,186	12,866,498
Leucadia National Corp.	11,558	291,839

		13,158,337

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	224,026	8,775,098
CenturyLink, Inc. (c)	19,779	373,823
Level 3 Communications, Inc. (a)	4,691	249,983
Verizon Communications, Inc.	70,148	3,471,625

		12,870,529

ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	4,359	181,203
American Electric Power Co., Inc.	18,028	1,266,287
Duke Energy Corp.	25,654	2,152,884
Edison International	11,795	910,220
Entergy Corp.	6,482	494,965
Eversource Energy	11,525	696,571
Exelon Corp.	34,999	1,318,412
FirstEnergy Corp.	16,378	504,934
NextEra Energy, Inc.	8,706	1,275,864
PG&E Corp.	18,632	1,268,653
Pinnacle West Capital Corp.	4,073	344,413
PPL Corp.	25,085	951,976
Southern Co.	36,422	1,789,777
Xcel Energy, Inc.	18,412	871,256

		14,027,415

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	8,415	555,726
Eaton Corp. PLC	16,359	1,256,208
Emerson Electric Co.	12,562	789,396

		2,601,330

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
FLIR Systems, Inc.	1,444	56,186
TE Connectivity, Ltd.	6,481	538,312

		594,498

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes a GE Co.	8,765	320,974
Halliburton Co.	13,106	603,269
Helmerich & Payne, Inc. (c)	4,017	209,326
National Oilwell Varco, Inc.	13,649	487,679
Schlumberger, Ltd.	27,900	1,946,304

TechnipFMC PLC (a)	15,995	446,581

		4,014,133

FOOD & STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	16,065	2,639,319
CVS Health Corp.	37,079	3,015,264
Kroger Co.	33,252	667,035
Sysco Corp.	8,547	461,111
Wal-Mart Stores, Inc.	53,393	4,172,129
Walgreens Boots Alliance, Inc.	33,558	2,591,349

		13,546,207

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	20,545	873,368
Campbell Soup Co.	2,768	129,598
Conagra Brands, Inc.	14,717	496,551
General Mills, Inc.	9,496	491,513
Hormel Foods Corp.	9,798	314,908
J.M. Smucker Co.	4,183	438,922
Kellogg Co.	4,229	263,763
Kraft Heinz Co.	21,881	1,696,871
McCormick & Co., Inc.	1,494	153,344
Mondelez International, Inc. Class A	55,060	2,238,740
Tyson Foods, Inc. Class A	10,584	745,643

		7,843,221

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	63,355	3,380,623
Baxter International, Inc.	18,306	1,148,702
Cooper Cos., Inc.	506	119,978
Danaher Corp.	10,394	891,597
DENTSPLY SIRONA, Inc.	8,366	500,370
Hologic, Inc. (a)	4,031	147,897
Medtronic PLC	49,454	3,846,038
ResMed, Inc.	1,799	138,451
Zimmer Biomet Holdings, Inc.	2,654	310,757

		10,484,413

HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	5,902	488,391
Anthem, Inc.	9,621	1,826,836
Cardinal Health, Inc.	11,620	777,610
Centene Corp. (a)	6,210	600,942
Cigna Corp.	9,227	1,724,895
DaVita, Inc. (a)	5,736	340,661
Envision Healthcare Corp. (a)	2,535	113,948
Express Scripts Holding Co. (a)	21,115	1,337,002
HCA Healthcare, Inc. (a)	5,184	412,595
Henry Schein, Inc. (a)	5,798	475,378
Laboratory Corp. of America Holdings (a)	1,732	261,480
McKesson Corp.	7,710	1,184,333
Patterson Cos., Inc. (c)	3,058	118,192
Quest Diagnostics, Inc.	1,952	182,785
Universal Health Services, Inc. Class B	1,829	202,909

		10,047,957

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	14,919	963,320
Chipotle Mexican Grill, Inc. (a) (c)	364	112,050
Hilton Worldwide Holdings, Inc.	1,574	109,314
McDonald’s Corp.	11,247	1,762,180

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MGM Resorts International	6,499	$211,802
Royal Caribbean Cruises, Ltd.	2,950	349,693
Wyndham Worldwide Corp.	1,268	133,660

		3,642,019

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	12,325	492,137
Leggett & Platt, Inc.	1,920	91,642
Lennar Corp. Class A	7,426	392,093
Mohawk Industries, Inc. (a)	1,259	311,615
Newell Brands, Inc.	6,802	290,241
PulteGroup, Inc.	10,537	287,976
Whirlpool Corp.	2,659	490,426

		2,356,130

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	3,244	157,172
Clorox Co.	2,079	274,241
Colgate-Palmolive Co.	14,141	1,030,172
Kimberly-Clark Corp.	6,273	738,206
Procter & Gamble Co.	47,443	4,316,364

		6,516,155

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	24,106	265,648
NRG Energy, Inc.	11,001	281,516

		547,164

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	6,964	1,461,743
General Electric Co.	167,454	4,049,038
Honeywell International, Inc.	11,454	1,623,490
Roper Technologies, Inc.	1,724	419,622

		7,553,893

INSURANCE — 5.1%
Aflac, Inc.	14,498	1,179,992
Allstate Corp.	13,144	1,208,065
American International Group, Inc.	32,986	2,025,010
Assurant, Inc.	2,053	196,103
Brighthouse Financial, Inc. (a)	3,621	220,157
Chubb, Ltd.	16,972	2,419,359
Cincinnati Financial Corp.	2,286	175,039
Everest Re Group, Ltd.	1,475	336,875
Hartford Financial Services Group, Inc.	13,366	740,877
Lincoln National Corp.	8,085	594,086
Loews Corp.	10,019	479,509
MetLife, Inc.	38,829	2,017,167
Principal Financial Group, Inc.	9,692	623,583
Progressive Corp.	21,074	1,020,403
Prudential Financial, Inc.	15,691	1,668,267
Torchmark Corp.	4,041	323,644
Travelers Cos., Inc.	10,117	1,239,535
Unum Group	8,415	430,259
Willis Towers Watson PLC	4,863	750,020
XL Group, Ltd.	9,511	375,209

		18,023,159

INTERNET & CATALOG RETAIL — 0.0% (d)
TripAdvisor, Inc. (a) (c)	1,733	70,238

INTERNET SOFTWARE & SERVICES — 0.2%
eBay, Inc. (a)	22,387	861,004

IT SERVICES — 0.9%
Alliance Data Systems Corp.	712	157,743
Cognizant Technology Solutions Corp. Class A .	6,579	477,241
CSRA, Inc.	2,581	83,289
DXC Technology Co.	4,814	413,426
International Business Machines Corp.	13,476	1,955,098
Western Union Co.	6,109	117,293

		3,204,090

LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Mattel, Inc. (c)	5,343	82,710

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	4,127	264,953
Illumina, Inc. (a)	1,624	323,501
PerkinElmer, Inc.	3,923	270,569
Thermo Fisher Scientific, Inc.	5,589	1,057,439
Waters Corp. (a)	1,036	185,983

		2,102,445

MACHINERY — 1.3%
Caterpillar, Inc.	10,298	1,284,264
Deere & Co.	5,921	743,618
Dover Corp.	5,786	528,782
Flowserve Corp.	4,885	208,052
PACCAR, Inc.	6,088	440,406
Parker-Hannifin Corp.	1,504	263,230
Pentair PLC	6,034	410,071
Snap-on, Inc.	1,024	152,586
Stanley Black & Decker, Inc.	2,871	433,435

		4,464,444

MEDIA — 1.2%
DISH Network Corp. Class A (a)	3,563	193,222
Interpublic Group of Cos., Inc.	6,429	133,659
News Corp. Class A	13,343	176,928
News Corp. Class B	3,815	52,075
Omnicom Group, Inc.	2,359	174,731
Twenty-First Century Fox, Inc. Class A	19,935	525,885
Twenty-First Century Fox, Inc. Class B	8,349	215,321
Viacom, Inc. Class B	12,924	359,804
Walt Disney Co.	23,090	2,275,981

		4,107,606

METALS & MINING — 0.1%
Freeport-McMoRan, Inc. (a)	19,504	273,836
Nucor Corp.	4,736	265,406

		539,242

MULTI-UTILITIES — 1.9%
Ameren Corp.	8,774	507,488
CenterPoint Energy, Inc.	6,574	192,027
CMS Energy Corp.	10,386	481,079
Consolidated Edison, Inc.	11,240	906,843
Dominion Energy, Inc.	12,462	958,702
DTE Energy Co.	6,558	704,067
NiSource, Inc.	12,072	308,922
Public Service Enterprise Group, Inc.	18,368	849,520
SCANA Corp.	5,128	248,657

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Sempra Energy	9,214	$1,051,594
WEC Energy Group, Inc.	5,527	346,985

		6,555,884

MULTILINE RETAIL — 0.5%
Kohl’s Corp.	6,283	286,819
Macy’s, Inc. (c)	11,100	242,202
Nordstrom, Inc.	3,983	187,799
Target Corp.	19,934	1,176,305

		1,893,125

OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.	10,295	502,911
Andeavor	5,293	545,973
Apache Corp.	4,960	227,168
Cabot Oil & Gas Corp.	9,013	241,098
Chesapeake Energy Corp. (a) (c)	14,254	61,292
Chevron Corp.	69,192	8,130,060
Cimarex Energy Co.	1,469	166,981
Concho Resources, Inc. (a)	2,432	320,343
ConocoPhillips	44,395	2,221,970
Devon Energy Corp.	8,850	324,884
EOG Resources, Inc.	10,187	985,490
EQT Corp.	2,461	160,556
Exxon Mobil Corp.	154,713	12,683,372
Hess Corp.	9,910	464,680
Kinder Morgan, Inc.	70,285	1,348,066
Marathon Oil Corp.	30,736	416,780
Marathon Petroleum Corp.	18,465	1,035,517
Newfield Exploration Co. (a)	2,663	79,011
Noble Energy, Inc.	9,661	273,986
Occidental Petroleum Corp.	15,948	1,024,021
ONEOK, Inc.	4,123	228,455
Phillips 66	15,680	1,436,445
Range Resources Corp. (c)	4,253	83,231
Valero Energy Corp.	16,082	1,237,188
Williams Cos., Inc.	16,689	500,837

		34,700,315

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	9,914	163,879
Estee Lauder Cos., Inc. Class A	3,343	360,509

		524,388

PHARMACEUTICALS — 5.1%
Allergan PLC	12,206	2,501,620
Bristol-Myers Squibb Co.	27,036	1,723,274
Eli Lilly & Co.	19,924	1,704,299
Johnson & Johnson	38,197	4,965,992
Merck & Co., Inc.	38,026	2,434,805
Mylan NV (a)	19,536	612,844
Perrigo Co. PLC	4,837	409,452
Pfizer, Inc.	95,940	3,425,058

		17,777,344

PROFESSIONAL SERVICES — 0.2%
IHS Markit, Ltd. (a)	9,588	422,639
Nielsen Holdings PLC	5,509	228,348
Robert Half International, Inc.	4,716	237,404

		888,391

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Boston Properties, Inc. REIT	1,948	239,370
Crown Castle International Corp. REIT	5,202	520,096
Equity Residential REIT	4,380	288,773
Essex Property Trust, Inc. REIT	1,152	292,643
Federal Realty Investment Trust REIT	983	122,098
HCP, Inc. REIT	16,921	470,911
Iron Mountain, Inc. REIT	3,874	150,699
Macerich Co. REIT	3,999	219,825
Mid-America Apartment Communities, Inc. REIT	1,616	172,718
Public Storage REIT	1,956	418,564
Realty Income Corp. REIT (c)	3,793	216,922
Regency Centers Corp. REIT	1,967	122,033
SBA Communications Corp. REIT (a)	1,000	144,050
Simon Property Group, Inc. REIT	3,913	630,032
SL Green Realty Corp. REIT	3,655	370,325
Ventas, Inc. REIT	5,551	361,537
Vornado Realty Trust REIT	3,179	244,402
Weyerhaeuser Co. REIT	27,578	938,479

		5,923,477

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,107	231,333

ROAD & RAIL — 1.0%
CSX Corp.	12,371	671,250
Kansas City Southern	3,952	429,503
Norfolk Southern Corp.	10,529	1,392,355
Union Pacific Corp.	9,016	1,045,586

		3,538,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Intel Corp.	89,372	3,403,286
Micron Technology, Inc. (a)	40,682	1,600,023
Qorvo, Inc. (a)	4,615	326,188
Xilinx, Inc. (c)	3,304	234,022

		5,563,519

SOFTWARE — 1.0%
ANSYS, Inc. (a)	1,180	144,822
Autodesk, Inc. (a)	2,680	300,857
CA, Inc.	11,627	388,109
Cadence Design Systems, Inc. (a)	2,900	114,463
Oracle Corp.	46,140	2,230,869
Symantec Corp.	11,499	377,282

		3,556,402

SPECIALTY RETAIL — 0.7%
Best Buy Co., Inc.	5,949	338,855
CarMax, Inc. (a) (c)	3,766	285,500
Foot Locker, Inc.	1,868	65,791
Gap, Inc. (c)	7,604	224,546
L Brands, Inc. (c)	4,607	191,697
Lowe’s Cos., Inc.	11,104	887,654
Signet Jewelers, Ltd. (c)	2,236	148,806
Tiffany & Co.	1,902	174,566
Tractor Supply Co.	2,072	131,137

		2,448,552

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Hewlett Packard Enterprise Co.	60,398	$888,455
HP, Inc.	61,471	1,226,961
NetApp, Inc.	3,755	164,319
Seagate Technology PLC (c)	10,709	355,217
Western Digital Corp.	10,674	922,234
Xerox Corp.	7,834	260,794

		3,817,980

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Coach, Inc.	5,057	203,696
Hanesbrands, Inc. (c)	6,575	162,008
NIKE, Inc. Class B	20,568	1,066,451
PVH Corp.	2,805	353,598
Ralph Lauren Corp.	1,902	167,928
VF Corp.	11,744	746,566

		2,700,247

TOBACCO — 0.8%
Philip Morris International, Inc.	25,494	2,830,089

TOTAL COMMON STOCKS (Cost $317,940,896)		349,209,471

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	610,983	610,983

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	62,900	62,900

TOTAL SHORT-TERM INVESTMENTS (Cost $673,883)		673,883

TOTAL INVESTMENTS — 99.9% (Cost $318,614,779)		349,883,354
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		308,281

NET ASSETS — 100.0%		$350,191,635

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2017.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,957,719	$—	$—	$6,957,719
Air Freight & Logistics	325,959	—	—	325,959
Airlines	2,046,727	—	—	2,046,727
Auto Components	1,647,757	—	—	1,647,757
Automobiles	3,643,866	—	—	3,643,866
Banks	48,209,918	—	—	48,209,918
Beverages	6,890,031	—	—	6,890,031
Biotechnology	2,824,318	—	—	2,824,318
Building Products	1,764,898	—	—	1,764,898
Capital Markets	13,463,471	—	—	13,463,471
Chemicals	11,582,900	—	—	11,582,900
Commercial Services & Supplies	222,308	—	—	222,308
Communications Equipment	6,312,299	—	—	6,312,299
Construction & Engineering	465,444	—	—	465,444
Consumer Finance	3,755,965	—	—	3,755,965
Containers & Packaging	2,173,804	—	—	2,173,804
Distributors	514,693	—	—	514,693
Diversified Consumer Services	199,315	—	—	199,315
Diversified Financial Services	13,158,337	—	—	13,158,337

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Telecommunication Services	$12,870,529	$—	$—	$12,870,529
Electric Utilities	14,027,415	—	—	14,027,415
Electrical Equipment.	2,601,330	—	—	2,601,330
Electronic Equipment, Instruments & Components	594,498	—	—	594,498
Energy Equipment & Services	4,014,133	—	—	4,014,133
Food & Staples Retailing	13,546,207	—	—	13,546,207
Food Products	7,843,221	—	—	7,843,221
Health Care Equipment & Supplies	10,484,413	—	—	10,484,413
Health Care Providers & Services	10,047,957	—	—	10,047,957
Hotels, Restaurants & Leisure	3,642,019	—	—	3,642,019
Household Durables	2,356,130	—	—	2,356,130
Household Products	6,516,155	—	—	6,516,155
Independent Power Producers & Energy Traders	547,164	—	—	547,164
Industrial Conglomerates	7,553,893	—	—	7,553,893
Insurance	18,023,159	—	—	18,023,159
Internet & Catalog Retail.	70,238	—	—	70,238
Internet Software & Services	861,004	—	—	861,004
IT Services.	3,204,090	—	—	3,204,090
Leisure Equipment & Products	82,710	—	—	82,710
Life Sciences Tools & Services	2,102,445	—	—	2,102,445
Machinery	4,464,444	—	—	4,464,444
Media	4,107,606	—	—	4,107,606
Metals & Mining	539,242	—	—	539,242
Multi-Utilities	6,555,884	—	—	6,555,884
Multiline Retail	1,893,125	—	—	1,893,125
Oil, Gas & Consumable Fuels	34,700,315	—	—	34,700,315
Personal Products	524,388	—	—	524,388
Pharmaceuticals	17,777,344	—	—	17,777,344
Professional Services	888,391	—	—	888,391
Real Estate Investment Trusts (REITs)	5,923,477	—	—	5,923,477
Real Estate Management & Development	231,333	—	—	231,333
Road & Rail	3,538,694	—	—	3,538,694
Semiconductors & Semiconductor Equipment	5,563,519	—	—	5,563,519
Software	3,556,402	—	—	3,556,402
Specialty Retail	2,448,552	—	—	2,448,552
Technology Hardware, Storage & Peripherals	3,817,980	—	—	3,817,980
Textiles, Apparel & Luxury Goods	2,700,247	—	—	2,700,247
Tobacco	2,830,089	—	—	2,830,089
Short-Term Investments	673,883	—	—	673,883

TOTAL INVESTMENTS	$349,883,354	$—	$—	$349,883,354

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	13,136	$1,178,693	$86,181	$38,548	$3,944	$72,418	13,635	$1,302,688	$5,727
State Street Institutional U.S. Government Money Market Fund, Class G Shares .	941,838	941,838	3,677,668	4,008,523	—	—	610,983	610,983	2,682
State Street Navigator Securities Lending Government Money Market Portfolio	201,410	201,410	714,240	852,750	—	—	62,900	62,900	630

TOTAL		$2,321,941	$4,478,089	$4,899,821	$3,944	$72,418		$1,976,571	$9,039

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTOMOBILES — 2.7%
Ford Motor Co.	213,354	$2,553,847
General Motors Co.	67,244	2,715,313

		5,269,160

BANKS — 1.3%
People’s United Financial, Inc.	136,605	2,478,015

BEVERAGES — 1.2%
Coca-Cola Co.	53,802	2,421,628

BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	32,636	2,900,035

CAPITAL MARKETS — 2.6%
CME Group, Inc.	20,003	2,714,007
Invesco, Ltd.	66,518	2,330,791

		5,044,798

CHEMICALS — 2.9%
CF Industries Holdings, Inc.	79,822	2,806,542
LyondellBasell Industries NV Class A	27,606	2,734,374

		5,540,916

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	75,640	2,543,773

CONSUMER FINANCE — 1.3%
Navient Corp.	162,180	2,435,944

CONTAINERS & PACKAGING — 1.2%
International Paper Co.	42,511	2,415,475

DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc.	81,016	2,145,304

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	66,485	2,604,217
CenturyLink, Inc.	106,012	2,003,627
Verizon Communications, Inc.	55,104	2,727,097

		7,334,941

ELECTRIC UTILITIES — 8.7%
American Electric Power Co., Inc.	34,814	2,445,335
Duke Energy Corp.	28,504	2,392,056
Entergy Corp.	31,566	2,410,380
Exelon Corp.	64,784	2,440,413
FirstEnergy Corp.	77,120	2,377,610
PPL Corp.	62,760	2,381,742
Southern Co.	50,978	2,505,059

		16,952,595

ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	30,674	2,355,456
Emerson Electric Co.	40,125	2,521,455

		4,876,911

ENERGY EQUIPMENT & SERVICES — 1.2%
Helmerich & Payne, Inc.	44,373	2,312,277

FOOD PRODUCTS — 1.2%
General Mills, Inc.	44,283	2,292,088

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	46,632	2,516,729

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
AES Corp.	213,120	2,348,582

INDUSTRIAL CONGLOMERATES — 1.2%
General Electric Co.	94,871	2,293,981

IT SERVICES — 3.8%
International Business Machines Corp.	16,508	2,394,981
Paychex, Inc.	42,323	2,537,687
Western Union Co.	125,913	2,417,529

		7,350,197

MULTI-UTILITIES — 8.5%
Ameren Corp.	43,075	2,491,458
CenterPoint Energy, Inc.	85,508	2,497,689
Consolidated Edison, Inc.	29,325	2,365,941
Dominion Energy, Inc.	31,392	2,414,987
Public Service Enterprise Group, Inc.	54,733	2,531,401
SCANA Corp.	37,376	1,812,362
WEC Energy Group, Inc.	38,541	2,419,604

		16,533,442

MULTILINE RETAIL — 4.0%
Kohl’s Corp.	61,286	2,797,706
Macy’s, Inc.	106,326	2,320,033
Target Corp.	44,564	2,629,722

		7,747,461

OIL, GAS & CONSUMABLE FUELS — 9.2%
Chevron Corp.	23,340	2,742,450
Exxon Mobil Corp.	30,174	2,473,664
Occidental Petroleum Corp.	40,544	2,603,330
ONEOK, Inc.	43,913	2,433,219
Phillips 66	29,142	2,669,699
Valero Energy Corp.	35,589	2,737,862
Williams Cos., Inc.	76,179	2,286,132

		17,946,356

PHARMACEUTICALS — 1.3%
Pfizer, Inc.	72,291	2,580,789

PROFESSIONAL SERVICES — 1.3%
Nielsen Holdings PLC	60,505	2,507,932

REAL ESTATE INVESTMENT TRUSTS (REITS) — 22.3%
Apartment Investment & Management Co. Class A REIT	55,146	2,418,704
Crown Castle International Corp. REIT	24,296	2,429,114
Digital Realty Trust, Inc. REIT	21,269	2,516,761
Extra Space Storage, Inc. REIT	30,646	2,449,228
GGP, Inc. REIT	104,444	2,169,302
HCP, Inc. REIT	76,985	2,142,492
Host Hotels & Resorts, Inc. REIT	134,110	2,479,694
Iron Mountain, Inc. REIT	69,140	2,689,546
Kimco Realty Corp. REIT	127,314	2,488,989
Macerich Co. REIT	41,347	2,272,845
Mid-America Apartment Communities, Inc. REIT	23,590	2,521,299
Public Storage REIT	11,531	2,467,519
Realty Income Corp. REIT	42,154	2,410,787
Regency Centers Corp. REIT	37,514	2,327,369
Simon Property Group, Inc. REIT	15,052	2,423,522
Ventas, Inc. REIT	35,453	2,309,054

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Welltower, Inc. REIT	32,981	$2,317,905
Weyerhaeuser Co. REIT	70,685	2,405,410

		43,239,540

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Intel Corp.	69,817	2,658,631
QUALCOMM, Inc.	45,331	2,349,959

		5,008,590

SPECIALTY RETAIL — 2.7%
Gap, Inc.	104,103	3,074,162
L Brands, Inc.	54,509	2,268,119

		5,342,281

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
HP, Inc.	125,256	2,500,110
Seagate Technology PLC	60,686	2,012,955
Xerox Corp.	78,819	2,623,884

		7,136,949

TOBACCO — 2.2%
Altria Group, Inc.	33,215	2,106,495
Philip Morris International, Inc.	20,293	2,252,726

		4,359,221

TOTAL COMMON STOCKS (Cost $188,974,139)		193,875,910

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (a) (b) (Cost $186,216)	186,216	186,216

TOTAL INVESTMENTS — 99.9% (Cost $189,160,355)		194,062,126
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		184,159

NET ASSETS — 100.0%		$194,246,285

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles.	$5,269,160	$—	$—	$5,269,160
Banks	2,478,015	—	—	2,478,015
Beverages	2,421,628	—	—	2,421,628
Biotechnology	2,900,035	—	—	2,900,035
Capital Markets	5,044,798	—	—	5,044,798
Chemicals	5,540,916	—	—	5,540,916
Communications Equipment	2,543,773	—	—	2,543,773
Consumer Finance	2,435,944	—	—	2,435,944
Containers & Packaging	2,415,475	—	—	2,415,475
Diversified Consumer Services	2,145,304	—	—	2,145,304
Diversified Telecommunication Services	7,334,941	—	—	7,334,941
Electric Utilities	16,952,595	—	—	16,952,595
Electrical Equipment.	4,876,911	—	—	4,876,911
Energy Equipment & Services	2,312,277	—	—	2,312,277
Food Products	2,292,088	—	—	2,292,088
Household Durables	2,516,729	—	—	2,516,729
Independent Power Producers & Energy Traders	2,348,582	—	—	2,348,582
Industrial Conglomerates	2,293,981	—	—	2,293,981
IT Services.	7,350,197	—	—	7,350,197
Multi-Utilities	16,533,442	—	—	16,533,442
Multiline Retail	7,747,461	—	—	7,747,461

See accompanying Notes to Schedule of Investments

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil, Gas & Consumable Fuels	$17,946,356	$—	$—	$17,946,356
Pharmaceuticals	2,580,789	—	—	2,580,789
Professional Services	2,507,932	—	—	2,507,932
Real Estate Investment Trusts (REITs)	43,239,540	—	—	43,239,540
Semiconductors & Semiconductor Equipment	5,008,590	—	—	5,008,590
Specialty Retail	5,342,281	—	—	5,342,281
Technology Hardware, Storage & Peripherals	7,136,949	—	—	7,136,949
Tobacco	4,359,221	—	—	4,359,221
Short-Term Investment	186,216	—	—	186,216

TOTAL INVESTMENTS	$194,062,126	$—	$—	$194,062,126

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	225,851	$225,851	$3,669,298	$3,708,933	$—	$—	186,216	$186,216	$882

TOTAL		$225,851	$3,669,298	$3,708,933	$—	$—		$186,216	$882

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Arconic, Inc.	3,042	$75,685
Boeing Co.	4,617	1,173,688
General Dynamics Corp.	2,293	471,395
L3 Technologies, Inc.	650	122,479
Lockheed Martin Corp.	2,094	649,747
Northrop Grumman Corp.	1,469	422,661
Raytheon Co.	2,460	458,987
Rockwell Collins, Inc.	1,404	183,517
Textron, Inc.	2,234	120,368
TransDigm Group, Inc.	396	101,237
United Technologies Corp.	6,216	721,553

		4,501,317

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,174	89,341
Expeditors International of Washington, Inc.	1,512	90,508
FedEx Corp.	2,034	458,830
United Parcel Service, Inc. Class B	5,788	695,081

		1,333,760

AIRLINES — 0.5%
Alaska Air Group, Inc.	1,017	77,567
American Airlines Group, Inc.	3,488	165,645
Delta Air Lines, Inc.	5,438	262,220
Southwest Airlines Co.	4,454	249,335
United Continental Holdings, Inc. (a)	2,124	129,309

		884,076

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.	1,783	91,343
Delphi Automotive PLC	2,273	223,663
Goodyear Tire & Rubber Co.	2,172	72,219

		387,225

AUTOMOBILES — 0.5%
Ford Motor Co.	32,379	387,577
General Motors Co.	10,823	437,033
Harley-Davidson, Inc.	1,522	73,375

		897,985

BANKS — 6.8%
Bank of America Corp.	81,493	2,065,033
BB&T Corp.	6,725	315,672
Citigroup, Inc.	22,653	1,647,779
Citizens Financial Group, Inc.	4,328	163,901
Comerica, Inc.	1,455	110,958
Fifth Third Bancorp	6,407	179,268
Huntington Bancshares, Inc.	9,223	128,753
JPMorgan Chase & Co.	29,191	2,788,032
KeyCorp.	8,944	168,326
M&T Bank Corp.	1,288	207,420
People’s United Financial, Inc.	2,596	47,092
PNC Financial Services Group, Inc.	3,907	526,546
Regions Financial Corp.	10,008	152,422
SunTrust Banks, Inc.	4,151	248,105
US Bancorp	13,200	707,388
Wells Fargo & Co.	37,064	2,044,080

Zions Bancorp	1,678	79,168

		11,579,943

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	1,513	82,156
Coca-Cola Co.	31,802	1,431,408
Constellation Brands, Inc. Class A	1,459	290,998
Dr. Pepper Snapple Group, Inc.	1,541	136,332
Molson Coors Brewing Co. Class B	1,515	123,685
Monster Beverage Corp. (a)	3,394	187,518
PepsiCo, Inc.	11,959	1,332,591

		3,584,688

BIOTECHNOLOGY — 3.3%
AbbVie, Inc.	13,201	1,173,041
Alexion Pharmaceuticals, Inc. (a)	1,854	260,098
Amgen, Inc.	6,056	1,129,141
Biogen, Inc. (a)	1,704	533,556
Celgene Corp. (a)	6,552	955,413
Gilead Sciences, Inc.	10,903	883,361
Incyte Corp. (a)	1,400	163,436
Regeneron Pharmaceuticals, Inc. (a)	630	281,686
Vertex Pharmaceuticals, Inc. (a)	2,079	316,091

		5,695,823

BUILDING PRODUCTS — 0.4%
Allegion PLC	784	67,792
AO Smith Corp.	1,178	70,009
Fortune Brands Home & Security, Inc.	1,214	81,617
Johnson Controls International PLC	7,755	312,449
Masco Corp.	2,759	107,629

		639,496

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	448	85,044
Ameriprise Financial, Inc.	1,318	195,736
Bank of New York Mellon Corp.	8,685	460,479
BlackRock, Inc.	1,022	456,926
CBOE Holdings, Inc.	953	102,571
Charles Schwab Corp.	9,857	431,145
CME Group, Inc.	2,881	390,894
E*TRADE Financial Corp. (a)	2,323	101,306
Franklin Resources, Inc.	2,836	126,230
Goldman Sachs Group, Inc.	2,967	703,743
Intercontinental Exchange, Inc.	4,927	338,485
Invesco, Ltd.	3,432	120,257
Moody’s Corp.	1,400	194,894
Morgan Stanley	11,667	561,999
Nasdaq, Inc.	952	73,847
Northern Trust Corp.	1,778	163,452
Raymond James Financial, Inc.	1,076	90,739
S&P Global, Inc.	2,177	340,287
State Street Corp. (b)	2,997	286,333
T Rowe Price Group, Inc.	2,049	185,742

		5,410,109

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	1,873	283,235
Albemarle Corp.	907	123,633
CF Industries Holdings, Inc.	1,917	67,402
DowDuPont, Inc.	19,357	1,340,085

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Eastman Chemical Co.	1,230	$111,303
Ecolab, Inc.	2,160	277,797
FMC Corp.	1,093	97,616
International Flavors & Fragrances, Inc.	672	96,035
LyondellBasell Industries NV Class A	2,765	273,873
Monsanto Co.	3,689	442,016
Mosaic Co.	2,827	61,035
PPG Industries, Inc.	2,174	236,227
Praxair, Inc.	2,435	340,267
Sherwin-Williams Co.	666	238,455

		3,988,979

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	728	105,036
Republic Services, Inc.	1,942	128,288
Stericycle, Inc. (a)	693	49,633
Waste Management, Inc.	3,401	266,196

		549,153

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	41,848	1,407,348
F5 Networks, Inc. (a)	561	67,634
Harris Corp.	1,014	133,524
Juniper Networks, Inc.	3,272	91,060
Motorola Solutions, Inc.	1,320	112,028

		1,811,594

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,165	49,046
Jacobs Engineering Group, Inc.	1,008	58,736
Quanta Services, Inc. (a)	1,288	48,133

		155,915

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	531	109,508
Vulcan Materials Co.	1,091	130,484

		239,992

CONSUMER FINANCE — 0.8%
American Express Co.	6,038	546,198
Capital One Financial Corp.	3,991	337,878
Discover Financial Services	3,108	200,404
Navient Corp.	2,798	42,026
Synchrony Financial	6,444	200,086

		1,326,592

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	728	71,592
Ball Corp.	2,938	121,339
International Paper Co.	3,390	192,620
Packaging Corp. of America	786	90,139
Sealed Air Corp.	1,649	70,445
WestRock Co.	2,099	119,076

		665,211

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,232	117,841
LKQ Corp. (a)	2,548	91,702

		209,543

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	1,853	49,067

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	15,930	2,920,288
Leucadia National Corp.	2,726	68,831

		2,989,119

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	50,989	1,997,239
CenturyLink, Inc.	4,539	85,787
Level 3 Communications, Inc. (a)	2,387	127,203
Verizon Communications, Inc.	33,901	1,677,761

		3,887,990

ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	1,812	75,325
Duke Energy Corp.	5,870	492,610
Edison International	2,672	206,198
Entergy Corp.	1,469	112,173
Eversource Energy	2,603	157,325
NextEra Energy, Inc.	3,865	566,416
PG&E Corp.	4,391	298,983
Pinnacle West Capital Corp.	907	76,696
PPL Corp.	5,725	217,264
Southern Co.	8,408	413,169
Xcel Energy, Inc.	4,156	196,662

		2,812,821

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	363	62,175
AMETEK, Inc.	1,935	127,787
Eaton Corp. PLC	3,779	290,189
Emerson Electric Co.	5,322	334,435
Rockwell Automation, Inc.	1,064	189,615

		1,004,201

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	2,539	214,901
Corning, Inc.	7,757	232,089
FLIR Systems, Inc.	1,120	43,579
TE Connectivity, Ltd.	2,945	244,612

		735,181

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	3,547	129,891
Halliburton Co.	7,248	333,625
Helmerich & Payne, Inc.	896	46,691
National Oilwell Varco, Inc.	3,126	111,692
Schlumberger, Ltd.	11,630	811,309
TechnipFMC PLC (a)	3,533	98,641

		1,531,849

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	3,701	608,037
CVS Health Corp.	8,545	694,879
Kroger Co.	7,462	149,688
Sysco Corp.	4,038	217,850
Wal-Mart Stores, Inc.	12,098	945,338
Walgreens Boots Alliance, Inc.	7,586	585,791

		3,201,583

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	4,863	206,726

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Campbell Soup Co.	1,611	$75,427
Conagra Brands, Inc.	3,497	117,989
General Mills, Inc.	4,871	252,123
Hershey Co.	1,176	128,384
Hormel Foods Corp.	2,233	71,768
J.M. Smucker Co.	961	100,838
Kellogg Co.	2,084	129,979
Kraft Heinz Co.	4,987	386,742
McCormick & Co., Inc.	951	97,611
Mondelez International, Inc. Class A	12,744	518,171
Tyson Foods, Inc. Class A	2,441	171,968

		2,257,726

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	14,592	778,629
Align Technology, Inc. (a)	589	109,713
Baxter International, Inc.	4,020	252,255
Becton Dickinson and Co.	1,877	367,798
Boston Scientific Corp. (a)	11,389	332,217
C.R. Bard, Inc.	616	197,428
Cooper Cos., Inc.	398	94,370
Danaher Corp.	5,050	433,189
DENTSPLY SIRONA, Inc.	1,935	115,732
Edwards Lifesciences Corp. (a)	1,764	192,823
Hologic, Inc. (a)	2,428	89,083
IDEXX Laboratories, Inc. (a)	730	113,508
Intuitive Surgical, Inc. (a)	319	333,636
Medtronic PLC	11,231	873,435
ResMed, Inc.	1,179	90,736
Stryker Corp.	2,574	365,560
Varian Medical Systems, Inc. (a)	784	78,447
Zimmer Biomet Holdings, Inc.	1,657	194,018

		5,012,577

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	2,804	445,864
AmerisourceBergen Corp.	1,427	118,084
Anthem, Inc.	2,229	423,243
Cardinal Health, Inc.	2,640	176,669
Centene Corp. (a)	1,385	134,026
Cigna Corp.	2,070	386,966
DaVita, Inc. (a)	1,354	80,414
Envision Healthcare Corp. (a)	978	43,961
Express Scripts Holding Co. (a)	4,914	311,155
HCA Healthcare, Inc. (a)	2,430	193,404
Henry Schein, Inc. (a)	1,344	110,195
Humana, Inc.	1,188	289,432
Laboratory Corp. of America Holdings (a)	838	126,513
McKesson Corp.	1,745	268,049
Patterson Cos., Inc.	696	26,900
Quest Diagnostics, Inc.	1,167	109,278
UnitedHealth Group, Inc.	7,996	1,566,017
Universal Health Services, Inc. Class B	728	80,764

		4,890,934

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,469	176,089

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	3,453	222,960
Chipotle Mexican Grill, Inc. (a)	232	71,417

Darden Restaurants, Inc.	1,070	84,295
Hilton Worldwide Holdings, Inc.	1,670	115,981
Marriott International, Inc. Class A	2,622	289,102
McDonald’s Corp.	6,663	1,043,959
MGM Resorts International	4,223	137,628
Royal Caribbean Cruises, Ltd.	1,399	165,837
Starbucks Corp.	12,104	650,106
Wyndham Worldwide Corp.	927	97,715
Wynn Resorts, Ltd.	672	100,074
Yum! Brands, Inc.	2,866	210,966

		3,190,040

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	3,009	120,149
Garmin, Ltd.	952	51,379
Leggett & Platt, Inc.	1,120	53,458
Lennar Corp. Class A	1,630	86,064
Mohawk Industries, Inc. (a)	544	134,646
Newell Brands, Inc.	4,022	171,619
PulteGroup, Inc.	2,546	69,582
Whirlpool Corp.	616	113,615

		800,512

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	2,098	101,648
Clorox Co.	1,064	140,352
Colgate-Palmolive Co.	7,418	540,401
Kimberly-Clark Corp.	2,966	349,039
Procter & Gamble Co.	21,135	1,922,863

		3,054,303

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	5,495	60,555
NRG Energy, Inc.	2,643	67,634

		128,189

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	4,980	1,045,302
General Electric Co.	71,859	1,737,551
Honeywell International, Inc.	6,332	897,498
Roper Technologies, Inc.	878	213,705

		3,894,056

INSURANCE — 2.9%
Aflac, Inc.	3,228	262,727
Allstate Corp.	3,112	286,024
American International Group, Inc.	7,338	450,480
Aon PLC	2,108	307,979
Arthur J Gallagher & Co.	1,478	90,971
Assurant, Inc.	520	49,670
Brighthouse Financial, Inc. (a)	824	50,099
Chubb, Ltd.	3,860	550,243
Cincinnati Financial Corp.	1,206	92,343
Everest Re Group, Ltd.	294	67,147
Hartford Financial Services Group, Inc.	3,067	170,004
Lincoln National Corp.	1,871	137,481
Loews Corp.	2,297	109,934
Marsh & McLennan Cos., Inc.	4,293	359,796
MetLife, Inc.	8,765	455,342
Principal Financial Group, Inc.	2,235	143,800

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Progressive Corp.	4,794	$232,126
Prudential Financial, Inc.	3,627	385,623
Torchmark Corp.	927	74,243
Travelers Cos., Inc.	2,367	290,005
Unum Group	1,971	100,777
Willis Towers Watson PLC	1,061	163,638
XL Group, Ltd.	2,171	85,646

		4,916,098

INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc. (a)	3,324	3,195,527
Expedia, Inc.	1,059	152,433
Netflix, Inc. (a)	3,564	646,331
Priceline Group, Inc. (a)	405	741,482
TripAdvisor, Inc. (a)	924	37,450

		4,773,223

INTERNET SOFTWARE & SERVICES — 5.1%
Akamai Technologies, Inc. (a)	1,456	70,936
Alphabet, Inc. Class A (a)	2,483	2,417,747
Alphabet, Inc. Class C (a)	2,494	2,392,020
eBay, Inc. (a)	8,344	320,910
Facebook, Inc. Class A (a)	19,717	3,369,044
VeriSign, Inc. (a)	771	82,027

		8,652,684

IT SERVICES — 4.2%
Accenture PLC Class A	5,143	694,665
Alliance Data Systems Corp.	445	98,590
Automatic Data Processing, Inc.	3,754	410,387
Cognizant Technology Solutions Corp. Class A	4,876	353,705
CSRA, Inc.	1,152	37,175
DXC Technology Co.	2,368	203,364
Fidelity National Information Services, Inc.	2,719	253,928
Fiserv, Inc. (a)	1,795	231,483
Gartner, Inc. (a)	755	93,930
Global Payments, Inc.	1,279	121,543
International Business Machines Corp.	7,155	1,038,047
Mastercard, Inc. Class A	7,815	1,103,478
Paychex, Inc.	2,644	158,534
PayPal Holdings, Inc. (a)	9,427	603,611
Total System Services, Inc.	1,382	90,521
Visa, Inc. Class A	15,149	1,594,281
Western Union Co.	4,091	78,547

		7,165,789

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	917	89,563
Mattel, Inc.	2,787	43,143

		132,706

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,688	172,570
Illumina, Inc. (a)	1,200	239,040
Mettler-Toledo International, Inc. (a)	226	141,512
PerkinElmer, Inc.	896	61,797
Thermo Fisher Scientific, Inc.	3,249	614,711
Waters Corp. (a)	672	120,637

		1,350,267

MACHINERY — 1.7%
Caterpillar, Inc.	4,893	610,206
Cummins, Inc.	1,281	215,246
Deere & Co.	2,579	323,897
Dover Corp.	1,287	117,619
Flowserve Corp.	1,067	45,444
Fortive Corp.	2,465	174,497
Illinois Tool Works, Inc.	2,616	387,063
Ingersoll-Rand PLC	2,133	190,200
PACCAR, Inc.	2,882	208,484
Parker-Hannifin Corp.	1,120	196,022
Pentair PLC	1,449	98,474
Snap-on, Inc.	475	70,780
Stanley Black & Decker, Inc.	1,242	187,505
Xylem, Inc.	1,470	92,066

		2,917,503

MEDIA — 3.0%
CBS Corp. Class B	3,024	175,392
Charter Communications, Inc. Class A (a)	1,670	606,911
Comcast Corp. Class A	39,044	1,502,413
Discovery Communications, Inc. Class A (a)	1,244	26,485
Discovery Communications, Inc. Class C (a)	1,970	39,912
DISH Network Corp. Class A (a)	1,936	104,989
Interpublic Group of Cos., Inc.	3,303	68,669
News Corp. Class A	3,122	41,398
News Corp. Class B	932	12,722
Omnicom Group, Inc.	1,961	145,251
Scripps Networks Interactive, Inc. Class A	784	67,338
Time Warner, Inc.	6,470	662,851
Twenty-First Century Fox, Inc. Class A	8,826	232,830
Twenty-First Century Fox, Inc. Class B	3,486	89,904
Viacom, Inc. Class B	2,846	79,233
Walt Disney Co.	12,787	1,260,415

		5,116,713

METALS & MINING — 0.2%
Newmont Mining Corp.	4,355	163,356
Nucor Corp.	2,614	146,489

		309,845

MULTI-UTILITIES — 1.1%
Ameren Corp.	1,987	114,928
CenterPoint Energy, Inc.	3,524	102,936
CMS Energy Corp.	2,277	105,471
Consolidated Edison, Inc.	2,537	204,685
Dominion Energy, Inc.	5,374	413,422
DTE Energy Co.	1,472	158,034
NiSource, Inc.	2,622	67,097
Public Service Enterprise Group, Inc.	4,146	191,753
SCANA Corp.	1,176	57,024
Sempra Energy.	2,070	236,249
WEC Energy Group, Inc.	2,595	162,914

		1,814,513

MULTILINE RETAIL — 0.5%
Dollar General Corp.	2,105	170,610
Dollar Tree, Inc. (a)	1,930	167,563
Kohl’s Corp.	1,550	70,757

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Macy’s, Inc.	2,544	$55,510
Nordstrom, Inc.	1,055	49,743
Target Corp.	4,674	275,813

		789,996

OIL, GAS & CONSUMABLE FUELS — 0.8%
Andeavor	1,128	116,353
Marathon Petroleum Corp.	4,370	245,070
ONEOK, Inc.	3,214	178,088
Phillips 66	3,509	321,459
Valero Energy Corp.	3,748	288,334
Williams Cos., Inc.	6,816	204,548

		1,353,852

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	3,780	62,483
Estee Lauder Cos., Inc. Class A	1,846	199,073

		261,556

PHARMACEUTICALS — 5.1%
Allergan PLC	2,804	574,680
Bristol-Myers Squibb Co.	13,532	862,530
Eli Lilly & Co.	8,080	691,163
Johnson & Johnson	22,313	2,900,913
Merck & Co., Inc.	22,658	1,450,792
Mylan NV (a)	4,339	136,114
Perrigo Co. PLC	1,180	99,887
Pfizer, Inc.	49,553	1,769,042
Zoetis, Inc.	4,037	257,399

		8,742,520

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	971	102,916
IHS Markit, Ltd. (a)	2,946	129,860
Nielsen Holdings PLC	2,714	112,495
Robert Half International, Inc.	1,064	53,562
Verisk Analytics, Inc. (a)	1,296	107,814

		506,647

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	756	89,941
American Tower Corp. REIT	3,544	484,394
Apartment Investment & Management Co. Class A REIT	1,291	56,623
AvalonBay Communities, Inc. REIT	1,132	201,971
Boston Properties, Inc. REIT	1,259	154,706
Crown Castle International Corp. REIT	3,362	336,133
Digital Realty Trust, Inc. REIT	1,638	193,825
Duke Realty Corp. REIT	2,847	82,051
Equinix, Inc. REIT	658	293,665
Equity Residential REIT	3,003	197,988
Essex Property Trust, Inc. REIT	549	139,462
Extra Space Storage, Inc. REIT	1,040	83,117
Federal Realty Investment Trust REIT	584	72,539
GGP, Inc. REIT	4,788	99,447
HCP, Inc. REIT	3,819	106,283
Host Hotels & Resorts, Inc. REIT	6,136	113,455
Iron Mountain, Inc. REIT	2,085	81,106
Kimco Realty Corp. REIT	3,427	66,998
Macerich Co. REIT	1,052	57,828

Mid-America Apartment Communities, Inc. REIT	970	103,674
Prologis, Inc. REIT	4,512	286,331
Public Storage REIT	1,225	262,138
Realty Income Corp. REIT	2,194	125,475
Regency Centers Corp. REIT	1,188	73,704
Simon Property Group, Inc. REIT	2,571	413,957
SL Green Realty Corp. REIT	815	82,576
UDR, Inc. REIT	2,211	84,084
Ventas, Inc. REIT	2,991	194,804
Vornado Realty Trust REIT	1,449	111,399
Welltower, Inc. REIT	3,012	211,683
Weyerhaeuser Co. REIT	6,410	218,132

		5,079,489

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,408	91,215

ROAD & RAIL — 1.0%
CSX Corp.	7,681	416,771
JB Hunt Transport Services, Inc.	728	80,866
Kansas City Southern	896	97,378
Norfolk Southern Corp.	2,437	322,269
Union Pacific Corp.	6,597	765,054

		1,682,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a)	6,460	82,365
Analog Devices, Inc.	3,096	266,782
Applied Materials, Inc.	8,892	463,184
Broadcom, Ltd.	3,361	815,177
Intel Corp.	39,316	1,497,153
KLA-Tencor Corp.	1,289	136,634
Lam Research Corp.	1,376	254,615
Microchip Technology, Inc.	1,958	175,789
Micron Technology, Inc. (a)	9,252	363,881
NVIDIA Corp.	5,007	895,101
Qorvo, Inc. (a)	1,094	77,324
QUALCOMM, Inc.	12,290	637,114
Skyworks Solutions, Inc.	1,566	159,576
Texas Instruments, Inc.	8,162	731,642
Xilinx, Inc.	2,076	147,043

		6,703,380

SOFTWARE — 5.3%
Activision Blizzard, Inc.	6,265	404,155
Adobe Systems, Inc. (a)	4,162	620,887
ANSYS, Inc. (a)	687	84,315
Autodesk, Inc. (a)	1,672	187,699
CA, Inc.	2,528	84,385
Citrix Systems, Inc. (a)	1,285	98,714
Electronic Arts, Inc. (a)	2,624	309,789
Intuit, Inc.	2,000	284,280
Microsoft Corp.	64,043	4,770,563
Oracle Corp.	25,219	1,219,339
Red Hat, Inc. (a)	1,511	167,509
salesforce.com, Inc. (a)	5,692	531,747
Symantec Corp.	5,219	171,235
Synopsys, Inc. (a)	1,288	103,723

		9,038,340

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	616	$61,107
AutoZone, Inc. (a)	238	141,636
Best Buy Co., Inc.	2,165	123,318
CarMax, Inc. (a)	1,627	123,343
Foot Locker, Inc.	1,160	40,855
Gap, Inc.	1,865	55,074
Home Depot, Inc.	9,830	1,607,795
L Brands, Inc.	2,052	85,384
Lowe’s Cos., Inc.	6,930	553,984
O’Reilly Automotive, Inc. (a)	687	147,959
Ross Stores, Inc.	3,329	214,954
Signet Jewelers, Ltd.	534	35,538
Tiffany & Co.	897	82,327
TJX Cos., Inc.	5,370	395,930
Tractor Supply Co.	1,108	70,125
Ulta Salon Cosmetics & Fragrance, Inc. (a)	507	114,612

		3,853,941

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	42,933	6,616,834
Hewlett Packard Enterprise Co.	13,650	200,791
HP, Inc.	13,984	279,121
NetApp, Inc.	2,356	103,099
Seagate Technology PLC	2,459	81,565
Western Digital Corp.	2,407	207,965
Xerox Corp.	1,887	62,818

		7,552,193

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	2,282	91,919
Hanesbrands, Inc.	3,188	78,552
Michael Kors Holdings, Ltd (a)	1,271	60,817
NIKE, Inc. Class B	11,023	571,543
PVH Corp.	672	84,712
Ralph Lauren Corp.	479	42,291
Under Armour, Inc. Class A (a)	1,489	24,539
Under Armour, Inc. Class C (a)	1,495	22,455
VF Corp.	2,747	174,627

		1,151,455

TOBACCO — 1.4%
Altria Group, Inc.	15,931	1,010,344
Philip Morris International, Inc.	12,967	1,439,467

		2,449,811

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	2,373	108,161
United Rentals, Inc. (a)	751	104,194
W.W. Grainger, Inc.	458	82,326

		294,681

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,468	118,776

TOTAL COMMON STOCKS (Cost $144,989,986)		170,297,169

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e) (Cost $213,790)	213,790	213,790

TOTAL INVESTMENTS — 99.9% (Cost $145,203,776)		170,510,959
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		141,699

NET ASSETS — 100.0%		$170,652,658

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,501,317	$—	$—	$4,501,317
Air Freight & Logistics	1,333,760	—	—	1,333,760
Airlines	884,076	—	—	884,076
Auto Components	387,225	—	—	387,225
Automobiles	897,985	—	—	897,985
Banks	11,579,943	—	—	11,579,943
Beverages	3,584,688	—	—	3,584,688

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Biotechnology	$5,695,823	$—	$—	$5,695,823
Building Products	639,496	—	—	639,496
Capital Markets	5,410,109	—	—	5,410,109
Chemicals	3,988,979	—	—	3,988,979
Commercial Services & Supplies	549,153	—	—	549,153
Communications Equipment	1,811,594	—	—	1,811,594
Construction & Engineering	155,915	—	—	155,915
Construction Materials	239,992	—	—	239,992
Consumer Finance	1,326,592	—	—	1,326,592
Containers & Packaging	665,211	—	—	665,211
Distributors	209,543	—	—	209,543
Diversified Consumer Services	49,067	—	—	49,067
Diversified Financial Services	2,989,119	—	—	2,989,119
Diversified Telecommunication Services	3,887,990	—	—	3,887,990
Electric Utilities	2,812,821	—	—	2,812,821
Electrical Equipment	1,004,201	—	—	1,004,201
Electronic Equipment, Instruments & Components	735,181	—	—	735,181
Energy Equipment & Services	1,531,849	—	—	1,531,849
Food & Staples Retailing	3,201,583	—	—	3,201,583
Food Products	2,257,726	—	—	2,257,726
Health Care Equipment & Supplies	5,012,577	—	—	5,012,577
Health Care Providers & Services	4,890,934	—	—	4,890,934
Health Care Technology	176,089	—	—	176,089
Hotels, Restaurants & Leisure	3,190,040	—	—	3,190,040
Household Durables	800,512	—	—	800,512
Household Products	3,054,303	—	—	3,054,303
Independent Power Producers & Energy Traders	128,189	—	—	128,189
Industrial Conglomerates	3,894,056	—	—	3,894,056
Insurance	4,916,098	—	—	4,916,098
Internet & Catalog Retail	4,773,223	—	—	4,773,223
Internet Software & Services	8,652,684	—	—	8,652,684
IT Services	7,165,789	—	—	7,165,789
Leisure Equipment & Products	132,706	—	—	132,706
Life Sciences Tools & Services	1,350,267	—	—	1,350,267
Machinery	2,917,503	—	—	2,917,503
Media	5,116,713	—	—	5,116,713
Metals & Mining	309,845	—	—	309,845
Multi-Utilities	1,814,513	—	—	1,814,513
Multiline Retail	789,996	—	—	789,996
Oil, Gas & Consumable Fuels	1,353,852	—	—	1,353,852
Personal Products	261,556	—	—	261,556
Pharmaceuticals	8,742,520	—	—	8,742,520
Professional Services	506,647	—	—	506,647
Real Estate Investment Trusts (REITs)	5,079,489	—	—	5,079,489
Real Estate Management & Development	91,215	—	—	91,215
Road & Rail	1,682,338	—	—	1,682,338
Semiconductors & Semiconductor Equipment	6,703,380	—	—	6,703,380
Software	9,038,340	—	—	9,038,340
Specialty Retail	3,853,941	—	—	3,853,941
Technology Hardware, Storage & Peripherals	7,552,193	—	—	7,552,193
Textiles, Apparel & Luxury Goods	1,151,455	—	—	1,151,455
Tobacco	2,449,811	—	—	2,449,811
Trading Companies & Distributors	294,681	—	—	294,681
Water Utilities	118,776	—	—	118,776
Short-Term Investment	213,790	—	—	213,790

TOTAL INVESTMENTS	$170,510,959	$—	$—	$170,510,959

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp	2,788	$250,167	$24,510	$5,307	$2,462	$14,501	2,997	$286,333	$1,259
State Street Institutional U.S. Government Money Market Fund, Class G Shares	195,120	195,120	1,562,440	1,543,770	—	—	213,790	213,790	815

TOTAL		$445,287	$1,586,950	$1,549,077	$2,462	$14,501		$500,123	$2,074

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	2,392	$90,370
Aerojet Rocketdyne Holdings, Inc. (a)	5,510	192,905
Aerovironment, Inc. (a) (b)	1,475	79,827
Axon Enterprise, Inc. (a) (b)	3,881	87,982
Cubic Corp.	1,844	94,044
Curtiss-Wright Corp.	3,283	343,205
Engility Holdings, Inc. (a)	1,268	43,974
Esterline Technologies Corp. (a)	1,998	180,120
Huntington Ingalls Industries, Inc.	3,446	780,312
KLX, Inc. (a)	3,842	203,357
Mercury Systems, Inc. (a)	3,562	184,797
Moog, Inc. Class A (a)	2,445	203,986
National Presto Industries, Inc.	355	37,790
Orbital ATK, Inc.	4,317	574,852
Teledyne Technologies, Inc. (a)	2,642	420,554
Triumph Group, Inc. (b)	3,702	110,134

		3,628,209

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,921	126,402
Echo Global Logistics, Inc. (a)	1,905	35,909
Forward Air Corp.	2,247	128,596
Hub Group, Inc. Class A (a)	2,523	108,363

		399,270

AIRLINES — 0.5%
Allegiant Travel Co.	961	126,564
Hawaiian Holdings, Inc. (a)	4,029	151,289
JetBlue Airways Corp. (a)	24,969	462,675
SkyWest, Inc.	3,884	170,508

		911,036

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	6,129	107,748
Cooper Tire & Rubber Co. (b)	3,898	145,785
Cooper-Standard Holdings, Inc. (a)	1,337	155,052
Dana, Inc.	10,697	299,088
Dorman Products, Inc. (a)	2,309	165,371
Fox Factory Holding Corp. (a)	2,939	126,671
Gentex Corp.	21,559	426,868
Gentherm, Inc. (a)	2,701	100,342
LCI Industries	1,890	218,956
Motorcar Parts of America, Inc. (a)	1,371	40,390
Standard Motor Products, Inc.	1,546	74,595
Superior Industries International, Inc.	1,619	26,956

		1,887,822

AUTOMOBILES — 0.3%
Thor Industries, Inc.	3,660	460,831
Winnebago Industries, Inc.	1,947	87,128

		547,959

BANKS — 8.2%
Ameris Bancorp	2,750	132,000
Associated Banc-Corp.	11,289	273,758
Banc of California, Inc.	3,725	77,294
BancorpSouth, Inc.	6,209	198,998
Bank of Hawaii Corp.	3,203	267,002

Bank of the Ozarks, Inc.	9,080	436,294
Banner Corp.	2,494	152,832
Boston Private Financial Holdings, Inc.	6,261	103,620
Brookline Bancorp, Inc.	5,670	87,885
Canadian Imperial Bank of Commerce	1	88
Cathay General Bancorp	5,624	226,085
Central Pacific Financial Corp.	2,288	73,628
Chemical Financial Corp.	5,294	276,664
City Holding Co.	1,161	83,488
Columbia Banking System, Inc.	4,293	180,778
Commerce Bancshares, Inc.	6,557	378,798
Community Bank System, Inc.	3,646	201,442
Cullen/Frost Bankers, Inc.	4,458	423,153
Customers Bancorp, Inc. (a)	2,086	68,045
CVB Financial Corp.	7,607	183,861
East West Bancorp, Inc.	10,807	646,042
Fidelity Southern Corp.	1,495	35,342
First BanCorp (a)	14,331	73,375
First Commonwealth Financial Corp.	7,583	107,148
First Financial Bancorp	4,712	123,219
First Financial Bankshares, Inc. (b)	4,960	224,192
First Horizon National Corp.	17,495	335,029
First Midwest Bancorp, Inc.	7,704	180,428
FNB Corp.	24,216	339,750
Fulton Financial Corp.	12,986	243,487
Glacier Bancorp, Inc.	5,679	214,439
Great Western Bancorp, Inc.	4,330	178,742
Hancock Holding Co.	6,329	306,640
Hanmi Financial Corp.	2,337	72,330
Home BancShares, Inc.	11,825	298,226
Hope Bancorp, Inc.	9,437	167,129
Independent Bank Corp.	2,081	155,347
International Bancshares Corp.	4,322	173,312
LegacyTexas Financial Group, Inc.	3,103	123,872
MB Financial, Inc.	6,286	282,996
National Bank Holdings Corp. Class A	1,991	71,059
NBT Bancorp, Inc.	3,254	119,487
OFG Bancorp	3,114	28,493
Old National Bancorp	10,026	183,476
Opus Bank	1,318	31,632
PacWest Bancorp	8,926	450,852
Pinnacle Financial Partners, Inc.	5,372	359,655
Prosperity Bancshares, Inc.	5,148	338,378
S&T Bancorp, Inc.	2,643	104,610
ServisFirst Bancshares, Inc. (b)	3,328	129,293
Signature Bank (a)	4,107	525,860
Simmons First National Corp. Class A	2,257	130,680
Southside Bancshares, Inc.	2,041	74,211
Sterling Bancorp	10,049	247,708
SVB Financial Group (a)	3,925	734,328
Synovus Financial Corp.	9,166	422,186
TCF Financial Corp.	12,871	219,322
Texas Capital Bancshares, Inc. (a)	3,715	318,747
Tompkins Financial Corp.	947	81,575
Trustmark Corp.	5,005	165,766
UMB Financial Corp.	3,258	242,688
Umpqua Holdings Corp.	16,356	319,106
United Bankshares, Inc.	7,810	290,141
United Community Banks, Inc.	5,263	150,206

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Valley National Bancorp	19,600	$236,180
Webster Financial Corp.	6,912	363,226
Westamerica Bancorporation	1,990	118,485
Wintrust Financial Corp.	4,149	324,908

		14,889,016

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	686	107,153
Coca-Cola Bottling Co. Consolidated	382	82,417

		189,570

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	3,524	83,343
AMAG Pharmaceuticals, Inc. (a)	2,632	48,560
Bioverativ, Inc. (a)	8,099	462,210
Cytokinetics, Inc. (a)	3,511	50,910
Eagle Pharmaceuticals, Inc. (a) (b)	628	37,454
Emergent BioSolutions, Inc. (a)	2,562	103,633
Enanta Pharmaceuticals, Inc. (a)	969	45,349
Ligand Pharmaceuticals, Inc. (a)	1,588	216,206
MiMedx Group, Inc. (a) (b)	7,604	90,336
Momenta Pharmaceuticals, Inc. (a)	5,984	110,704
Myriad Genetics, Inc. (a) (b)	5,051	182,745
Progenics Pharmaceuticals, Inc. (a) (b)	5,091	37,470
Repligen Corp. (a)	2,697	103,349
Spectrum Pharmaceuticals, Inc. (a)	5,018	70,603
United Therapeutics Corp. (a)	3,276	383,914

		2,026,786

BUILDING PRODUCTS — 0.9%
AAON, Inc.	2,897	99,874
American Woodmark Corp. (a)	1,083	104,239
Apogee Enterprises, Inc. (b)	2,116	102,118
Gibraltar Industries, Inc. (a)	2,300	71,645
Griffon Corp.	2,320	51,504
Insteel Industries, Inc.	1,262	32,951
Lennox International, Inc.	2,874	514,360
Patrick Industries, Inc. (a)	1,154	97,051
PGT Innovations, Inc. (a)	3,772	56,391
Quanex Building Products Corp.	2,623	60,198
Simpson Manufacturing Co., Inc.	3,026	148,395
Trex Co., Inc. (a)	2,235	201,307
Universal Forest Products, Inc.	1,593	156,369

		1,696,402

CAPITAL MARKETS — 2.9%
Donnelley Financial Solutions, Inc. (a)	2,655	57,242
Eaton Vance Corp.	8,606	424,878
Evercore, Inc. Class A	3,081	247,250
FactSet Research Systems, Inc. (b)	2,953	531,865
Federated Investors, Inc. Class B	6,929	205,791
Financial Engines, Inc.	4,693	163,082
Greenhill & Co., Inc. (b)	1,974	32,768
Interactive Brokers Group, Inc. Class A (b)	5,463	246,054
INTL. FCStone, Inc. (a)	1,103	42,267
Investment Technology Group, Inc.	2,328	51,542
Janus Henderson Group PLC	13,518	470,967
Legg Mason, Inc.	6,438	253,078
MarketAxess Holdings, Inc.	2,812	518,842
MSCI, Inc.	6,771	791,530

Piper Jaffray Cos	1,038	61,605
SEI Investments Co.	9,955	607,852
Stifel Financial Corp.	5,134	274,464
Virtus Investment Partners, Inc.	488	56,632
Waddell & Reed Financial, Inc. Class A (b)	6,222	124,876
WisdomTree Investments, Inc. (b)	8,570	87,243

		5,249,828

CHEMICALS — 3.0%
A Schulman, Inc.	2,139	73,047
AdvanSix, Inc. (a)	2,237	88,921
American Vanguard Corp.	1,846	42,273
Ashland Global Holdings, Inc.	4,667	305,175
Balchem Corp.	2,372	192,820
Cabot Corp.	4,717	263,209
Calgon Carbon Corp.	3,819	81,727
Chemours Co.	13,801	698,469
Flotek Industries, Inc. (a)	4,049	18,828
FutureFuel Corp.	1,624	25,562
Hawkins, Inc.	660	26,928
HB Fuller Co.	3,760	218,306
Ingevity Corp. (a)	3,154	197,030
Innophos Holdings, Inc.	1,410	69,358
Innospec, Inc.	1,762	108,627
Koppers Holdings, Inc. (a)	1,565	72,225
Kraton Corp. (a)	2,269	91,758
LSB Industries, Inc. (a) (b)	1,462	11,608
Minerals Technologies, Inc.	2,610	184,396
NewMarket Corp.	693	295,045
Olin Corp.	12,446	426,275
PolyOne Corp.	6,093	243,903
Quaker Chemical Corp.	972	143,807
Rayonier Advanced Materials, Inc.	3,264	44,717
RPM International, Inc.	10,023	514,581
Scotts Miracle-Gro Co.	3,039	295,816
Sensient Technologies Corp.	3,356	258,144
Stepan Co.	1,432	119,801
Tredegar Corp.	1,821	32,778
Valvoline, Inc.	15,310	359,019

		5,504,153

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	4,133	172,387
Brady Corp. Class A	3,491	132,484
Brink’s Co.	3,781	318,549
Clean Harbors, Inc. (a)	3,918	222,151
Copart, Inc. (a)	15,371	528,301
Deluxe Corp.	3,645	265,939
Essendant, Inc.	2,708	35,664
Healthcare Services Group, Inc.	5,466	295,000
Herman Miller, Inc.	4,401	157,996
HNI Corp.	3,322	137,763
Interface, Inc.	4,632	101,441
LSC Communications, Inc.	2,537	41,886
Matthews International Corp. Class A	2,408	149,898
Mobile Mini, Inc.	3,381	116,476
MSA Safety, Inc.	2,524	200,683
Multi-Color Corp.	1,034	84,736
Pitney Bowes, Inc.	13,874	194,375

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Rollins, Inc.	7,188	$331,654
RR Donnelley & Sons Co. (b)	5,283	54,415
Team, Inc. (a) (b)	2,150	28,703
Tetra Tech, Inc.	4,300	200,165
UniFirst Corp.	1,132	171,498
US Ecology, Inc.	1,620	87,156
Viad Corp.	1,541	93,847

		4,123,167

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	3,530	84,720
Applied Optoelectronics, Inc. (a) (b)	1,328	85,882
ARRIS International PLC (a)	13,219	376,609
Black Box Corp.	1,088	3,536
Brocade Communications Systems, Inc.	30,727	367,188
CalAmp Corp. (a)	2,587	60,148
Ciena Corp. (a)	10,523	231,190
Comtech Telecommunications Corp.	1,714	35,188
Digi International, Inc. (a)	1,921	20,363
Harmonic, Inc. (a) (b)	5,517	16,827
InterDigital, Inc.	2,576	189,980
Lumentum Holdings, Inc. (a) (b)	4,542	246,858
NETGEAR, Inc. (a)	2,400	114,240
NetScout Systems, Inc. (a)	6,918	223,797
Oclaro, Inc. (a)	12,621	108,919
Plantronics, Inc.	2,505	110,771
ViaSat, Inc. (a) (b)	3,958	254,579
Viavi Solutions, Inc. (a)	17,014	160,952

		2,691,747

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	11,619	427,695
Aegion Corp. (a)	2,480	57,734
Comfort Systems USA, Inc.	2,804	100,103
Dycom Industries, Inc. (a) (b)	2,322	199,413
EMCOR Group, Inc.	4,474	310,406
Granite Construction, Inc.	2,991	173,329
KBR, Inc.	10,677	190,905
MYR Group, Inc. (a)	1,160	33,802
Orion Group Holdings, Inc. (a)	2,079	13,638
Valmont Industries, Inc.	1,694	267,822

		1,774,847

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,631	387,428
US Concrete, Inc. (a) (b)	1,078	82,251

		469,679

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a)	1,734	76,816
Enova International, Inc. (a)	2,889	38,857
EZCORP, Inc. Class A (a)	3,503	33,279
Firstcash, Inc.	3,657	230,940
Green Dot Corp. Class A (a)	3,236	160,441
PRA Group, Inc. (a) (b)	3,488	99,931
SLM Corp. (a)	32,300	370,481
World Acceptance Corp. (a)	424	35,145

		1,045,890

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	4,661	402,291

Bemis Co., Inc.	6,891	314,023
Greif, Inc. Class A	1,971	115,382
Myers Industries, Inc.	1,618	33,897
Owens-Illinois, Inc. (a)	12,090	304,184
Silgan Holdings, Inc.	5,615	165,250
Sonoco Products Co.	7,373	371,968

		1,706,995

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	3,439	110,530
Pool Corp.	3,101	335,435

		445,965

DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc.	4,639	166,308
American Public Education, Inc. (a)	1,297	27,302
Capella Education Co.	874	61,311
Career Education Corp. (a)	4,731	49,155
Graham Holdings Co. Class B	339	198,349
Regis Corp. (a)	2,524	36,017
Service Corp. International	14,069	485,381
Sotheby’s (a)	2,743	126,480
Strayer Education, Inc.	831	72,521

		1,222,824

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	817	43,056
Cincinnati Bell, Inc. (a)	3,010	59,749
Cogent Communications Holdings, Inc.	3,050	149,145
Consolidated Communications Holdings, Inc.	4,777	91,145
Frontier Communications Corp. (b)	5,698	67,179
General Communication, Inc. Class A (a)	1,934	78,888
Iridium Communications, Inc. (a) (b)	6,179	63,644
Lumos Networks Corp. (a)	1,712	30,679
Vonage Holdings Corp. (a)	14,593	118,787

		702,272

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	3,801	293,779
El Paso Electric Co.	3,013	166,468
Great Plains Energy, Inc.	16,159	489,618
Hawaiian Electric Industries, Inc.	8,128	271,232
IDACORP, Inc.	3,812	335,189
OGE Energy Corp.	14,970	539,369
PNM Resources, Inc.	5,970	240,591
Westar Energy, Inc.	10,647	528,091

		2,864,337

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	1,937	94,332
Encore Wire Corp.	1,565	70,073
EnerSys	3,249	224,733
General Cable Corp.	3,692	69,594
Hubbell, Inc.	4,084	473,826
Powell Industries, Inc.	614	18,414
Regal Beloit Corp.	3,386	267,494
Vicor Corp. (a)	1,179	27,824

		1,246,290

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Anixter International, Inc. (a)	2,121	$180,285
Arrow Electronics, Inc. (a)	6,647	534,485
Avnet, Inc.	9,469	372,132
Badger Meter, Inc.	2,196	107,604
Bel Fuse, Inc. Class B	642	20,030
Belden, Inc.	3,156	254,153
Benchmark Electronics, Inc. (a)	3,733	127,482
Cognex Corp.	6,481	714,725
Coherent, Inc. (a)	1,884	443,060
Control4 Corp. (a)	1,362	40,125
CTS Corp.	2,365	56,996
Daktronics, Inc.	2,787	29,459
Electro Scientific Industries, Inc. (a)	2,614	36,387
ePlus, Inc. (a)	982	90,786
Fabrinet (a)	2,807	104,027
FARO Technologies, Inc. (a)	1,191	45,556
II-VI, Inc. (a)	4,111	169,168
Insight Enterprises, Inc. (a)	2,656	121,964
IPG Photonics Corp. (a)	2,813	520,574
Itron, Inc. (a)	2,538	196,568
Jabil, Inc.	13,652	389,765
KEMET Corp. (a)	3,700	78,181
Keysight Technologies, Inc. (a)	13,838	576,491
Knowles Corp. (a)	6,691	102,172
Littelfuse, Inc.	1,687	330,450
Methode Electronics, Inc.	2,723	115,319
MTS Systems Corp.	1,252	66,919
National Instruments Corp.	7,879	332,257
OSI Systems, Inc. (a)	1,359	124,172
Park Electrochemical Corp.	1,395	25,807
Plexus Corp. (a)	2,506	140,536
Rogers Corp. (a)	1,318	175,663
Sanmina Corp. (a)	5,641	209,563
ScanSource, Inc. (a)	1,884	82,237
SYNNEX Corp.	2,230	282,117
Tech Data Corp. (a)	2,644	234,919
Trimble, Inc. (a)	18,944	743,552
TTM Technologies, Inc. (a)	6,317	97,092
VeriFone Systems, Inc. (a)	8,400	170,352
Vishay Intertechnology, Inc.	9,987	187,756
Zebra Technologies Corp. Class A (a)	3,954	429,325

		9,060,211

ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	5,437	68,234
Atwood Oceanics, Inc. (a) (b)	5,364	50,368
Bristow Group, Inc. (b)	2,415	22,580
CARBO Ceramics, Inc. (a) (b)	1,366	11,789
Core Laboratories NV (b)	3,313	326,993
Diamond Offshore Drilling, Inc. (a) (b)	4,669	67,701
Dril-Quip, Inc. (a)	2,773	122,428
Ensco PLC Class A (b)	22,869	136,528
Era Group, Inc. (a)	1,420	15,890
Exterran Corp. (a)	2,315	73,177
Geospace Technologies Corp. (a)	948	16,893
Gulf Island Fabrication, Inc.	945	12,002
Helix Energy Solutions Group, Inc. (a)	10,223	75,548
Matrix Service Co. (a)	1,945	29,564

McDermott International, Inc. (a)	20,941	152,241
Nabors Industries, Ltd.	21,017	169,607
Newpark Resources, Inc. (a)	6,712	67,120
Noble Corp. PLC (a) (b)	17,964	82,634
Oceaneering International, Inc.	7,257	190,641
Oil States International, Inc. (a)	3,926	99,524
Patterson-UTI Energy, Inc.	15,965	334,307
Pioneer Energy Services Corp. (a)	5,651	14,410
Rowan Cos. PLC Class A (a)	9,284	119,299
SEACOR Holdings, Inc. (a)	1,184	54,594
Superior Energy Services, Inc. (a)	11,558	123,440
Tesco Corp. (a)	3,340	18,203
TETRA Technologies, Inc. (a)	8,438	24,133
Transocean, Ltd (a) (b)	29,130	313,439
Unit Corp. (a)	3,978	81,867
US Silica Holdings, Inc. (b)	6,042	187,725

		3,062,879

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Alexander & Baldwin, Inc.	3,389	157,013
CoreCivic, Inc. REIT	8,833	236,460
Cousins Properties, Inc. REIT	31,059	290,091
JBG SMITH Properties REIT (a)	7,016	240,017
Parkway, Inc. REIT	3,271	75,331
Quality Care Properties, Inc. REIT (a)	6,884	106,702
Uniti Group, Inc. REIT (a) (b)	12,582	184,452
Whitestone REIT (b)	2,824	36,853

		1,326,919

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	1,930	66,102
Casey’s General Stores, Inc. (b)	2,925	320,141
SpartanNash Co.	2,799	73,810
Sprouts Farmers Market, Inc. (a)	9,740	182,820
SUPERVALU, Inc. (a)	2,860	62,205
United Natural Foods, Inc. (a)	3,766	156,628

		861,706

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. (b)	4,922	156,766
Bob Evans Farms, Inc.	1,496	115,955
Cal-Maine Foods, Inc. (a) (b)	2,222	91,324
Calavo Growers, Inc. (b)	1,160	84,912
Darling Ingredients, Inc. (a)	12,369	216,705
Dean Foods Co.	6,745	73,385
Flowers Foods, Inc. (b)	13,843	260,387
Hain Celestial Group, Inc. (a)	7,758	319,242
Ingredion, Inc.	5,327	642,649
J&J Snack Foods Corp.	1,126	147,844
John B Sanfilippo & Son, Inc.	666	44,828
Lamb Weston Holdings, Inc.	10,929	512,461
Lancaster Colony Corp.	1,416	170,090
Post Holdings, Inc. (a)	4,925	434,730
Sanderson Farms, Inc. (b)	1,468	237,111
Seneca Foods Corp. Class A (a)	486	16,767
Snyder’s-Lance, Inc. (b)	6,405	244,287
Tootsie Roll Industries, Inc. (b)	1,329	50,502
TreeHouse Foods, Inc. (a) (b)	4,276	289,613

		4,109,558

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 1.9%
Atmos Energy Corp.	7,897	$662,084
National Fuel Gas Co. (b)	6,364	360,266
New Jersey Resources Corp.	6,471	272,753
Northwest Natural Gas Co.	2,174	140,006
ONE Gas, Inc.	3,954	291,172
South Jersey Industries, Inc.	5,869	202,657
Southwest Gas Holdings, Inc.	3,537	274,542
Spire, Inc.	3,640	271,726
UGI Corp.	12,920	605,431
WGL Holdings, Inc.	3,861	325,096

		3,405,733

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc.	1,709	76,307
ABIOMED, Inc. (a)	3,148	530,753
Analogic Corp.	992	83,080
AngioDynamics, Inc. (a)	2,561	43,767
Anika Therapeutics, Inc. (a)	1,040	60,320
Cantel Medical Corp.	2,703	254,542
CONMED Corp.	1,867	97,961
CryoLife, Inc. (a)	2,744	62,289
Globus Medical, Inc. Class A (a) (b)	5,398	160,429
Haemonetics Corp. (a)	3,868	173,557
Halyard Health, Inc. (a)	3,437	154,768
Heska Corp. (a)	475	41,843
Hill-Rom Holdings, Inc.	4,882	361,268
ICU Medical, Inc. (a)	1,132	210,382
Inogen, Inc. (a)	1,277	121,443
Integer Holdings Corp. (a)	2,113	108,080
Integra LifeSciences Holdings Corp. (a) (b)	4,560	230,189
Invacare Corp. (b)	2,223	35,012
Lantheus Holdings, Inc. (a)	2,191	39,000
LeMaitre Vascular, Inc.	945	35,362
LivaNova PLC (a)	3,242	227,135
Masimo Corp. (a)	3,572	309,192
Meridian Bioscience, Inc.	2,986	42,700
Merit Medical Systems, Inc. (a)	3,715	157,330
Natus Medical, Inc. (a)	2,469	92,587
Neogen Corp. (a)	2,842	220,141
NuVasive, Inc. (a)	3,807	211,136
OraSure Technologies, Inc. (a)	4,371	98,347
Orthofix International NV (a)	1,329	62,795
STERIS PLC	6,369	563,020
Surmodics, Inc. (a)	930	28,830
Teleflex, Inc.	3,369	815,197
Varex Imaging Corp. (a)	2,735	92,552
West Pharmaceutical Services, Inc.	5,502	529,623

		6,330,937

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a) (b)	6,090	290,858
Aceto Corp.	2,170	24,369
Almost Family, Inc. (a)	903	48,491
Amedisys, Inc. (a)	2,079	116,341
AMN Healthcare Services, Inc. (a)	3,588	163,972
BioTelemetry, Inc. (a)	2,301	75,933
Chemed Corp.	1,185	239,429
Community Health Systems, Inc. (a) (b)	8,602	66,063

CorVel Corp. (a)	738	40,147
Cross Country Healthcare, Inc. (a)	2,296	32,672
Diplomat Pharmacy, Inc. (a)	3,797	78,636
Ensign Group, Inc.	3,545	80,082
HealthEquity, Inc. (a) (b)	3,765	190,434
HealthSouth Corp.	7,370	341,599
Kindred Healthcare, Inc.	6,371	43,323
Landauer, Inc.	765	51,485
LHC Group, Inc. (a)	1,098	77,870
LifePoint Health, Inc. (a)	3,068	177,637
Magellan Health, Inc. (a)	1,741	150,248
MEDNAX, Inc. (a)	6,974	300,719
Molina Healthcare, Inc. (a) (b)	3,174	218,244
Owens & Minor, Inc.	4,493	131,196
PharMerica Corp. (a)	2,413	70,701
Providence Service Corp. (a)	921	49,808
Quorum Health Corp. (a)	2,177	11,277
Select Medical Holdings Corp. (a)	7,908	151,834
Tenet Healthcare Corp. (a) (b)	5,908	97,068
Tivity Health, Inc. (a)	2,506	102,245
US Physical Therapy, Inc.	914	56,165
WellCare Health Plans, Inc. (a)	3,326	571,207

		4,050,053

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	13,372	190,283
Computer Programs & Systems, Inc. (b)	729	21,542
HealthStream, Inc. (a)	1,945	45,455
HMS Holdings Corp. (a)	6,238	123,887
Medidata Solutions, Inc. (a)	4,390	342,683
Omnicell, Inc. (a)	2,760	140,898
Quality Systems, Inc. (a)	3,460	54,426

		919,174

HOTELS, RESTAURANTS & LEISURE — 2.7%
Belmond, Ltd. Class A (a)	6,413	87,537
Biglari Holdings, Inc. (a)	73	24,330
BJ’s Restaurants, Inc. (a)	1,359	41,382
Boyd Gaming Corp.	6,093	158,723
Brinker International, Inc. (b)	3,627	115,556
Buffalo Wild Wings, Inc. (a)	1,227	129,694
Cheesecake Factory, Inc. (b)	3,370	141,944
Churchill Downs, Inc.	928	191,354
Chuy’s Holdings, Inc. (a)	1,351	28,439
Cracker Barrel Old Country Store, Inc. (b)	1,802	273,219
Dave & Buster’s Entertainment, Inc. (a)	3,118	163,633
DineEquity, Inc. (b)	1,279	54,971
Domino’s Pizza, Inc.	3,595	713,787
Dunkin’ Brands Group, Inc.	6,903	366,411
El Pollo Loco Holdings, Inc. (a)	1,499	18,213
Fiesta Restaurant Group, Inc. (a) (b)	1,936	36,784
ILG, Inc.	7,833	209,376
International Speedway Corp. Class A	1,914	68,904
Jack in the Box, Inc.	2,249	229,218
Marcus Corp.	1,410	39,057
Marriott Vacations Worldwide Corp.	1,858	231,377
Monarch Casino & Resort, Inc. (a)	784	30,992
Papa John’s International, Inc.	1,950	142,486
Penn National Gaming, Inc. (a)	6,174	144,410

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Red Robin Gourmet Burgers, Inc. (a)	990	$66,330
Ruby Tuesday, Inc. (a)	4,414	9,446
Ruth’s Hospitality Group, Inc.	2,253	47,200
Scientific Games Corp. Class A (a) (b)	3,861	177,027
Shake Shack, Inc. Class A (a) (b)	1,332	44,262
Six Flags Entertainment Corp.	5,900	359,546
Sonic Corp. (b)	3,278	83,425
Texas Roadhouse, Inc.	4,778	234,791
Wendy’s Co.	14,300	222,079
Wingstop, Inc.	2,102	69,892

		4,955,795

HOUSEHOLD DURABLES — 1.9%
CalAtlantic Group, Inc. (b)	5,799	212,417
Cavco Industries, Inc. (a)	627	92,514
Ethan Allen Interiors, Inc. (b)	1,915	62,046
Helen of Troy, Ltd. (a)	2,011	194,866
Installed Building Products, Inc. (a)	1,528	99,014
iRobot Corp. (a) (b)	2,050	157,973
KB Home	6,153	148,410
La-Z-Boy, Inc.	3,634	97,755
LGI Homes, Inc. (a) (b)	1,329	64,550
M/I Homes, Inc. (a)	1,800	48,114
MDC Holdings, Inc.	3,019	100,261
Meritage Homes Corp. (a)	2,833	125,785
NVR, Inc. (a)	263	750,865
Tempur Sealy International, Inc. (a) (b)	3,490	225,175
Toll Brothers, Inc.	11,466	475,495
TopBuild Corp. (a)	2,758	179,739
TRI Pointe Group, Inc. (a)	11,855	163,718
Tupperware Brands Corp.	3,809	235,472
Universal Electronics, Inc. (a)	1,048	66,443
William Lyon Homes Class A (a) (b)	1,696	38,991

		3,539,603

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	716	27,809
Central Garden & Pet Co. Class A (a)	2,472	91,934
Energizer Holdings, Inc.	4,623	212,889
WD-40 Co.	1,039	116,264

		448,896

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,837	485,103
Raven Industries, Inc.	2,650	85,860

		570,963

INSURANCE — 4.0%
Alleghany Corp. (a)	1,155	639,882
American Equity Investment Life Holding Co.	6,676	194,138
American Financial Group, Inc.	5,117	529,354
AMERISAFE, Inc.	1,423	82,819
Aspen Insurance Holdings, Ltd.	4,447	179,659
Brown & Brown, Inc.	8,563	412,651
CNO Financial Group, Inc.	12,845	299,802
eHealth, Inc. (a)	1,195	28,549
Employers Holdings, Inc.	2,443	111,034
First American Financial Corp.	8,251	412,302
Genworth Financial, Inc. Class A (a)	36,748	141,480
Hanover Insurance Group, Inc.	3,161	306,396

HCI Group, Inc.	669	25,589
Horace Mann Educators Corp.	2,993	117,775
Infinity Property & Casualty Corp.	797	75,077
Kemper Corp.	3,585	190,005
Maiden Holdings, Ltd.	5,356	42,580
Mercury General Corp. (b)	2,777	157,428
Navigators Group, Inc.	1,682	98,145
Old Republic International Corp.	18,404	362,375
Primerica, Inc.	3,407	277,841
ProAssurance Corp.	3,985	217,780
Reinsurance Group of America, Inc.	4,781	667,093
RenaissanceRe Holdings, Ltd.	3,024	408,663
RLI Corp.	2,857	163,877
Safety Insurance Group, Inc.	1,057	80,649
Selective Insurance Group, Inc.	4,369	235,271
Stewart Information Services Corp.	1,732	65,400
Third Point Reinsurance, Ltd. (a)	4,700	73,320
United Fire Group, Inc.	1,610	73,770
United Insurance Holdings Corp.	1,280	20,864
Universal Insurance Holdings, Inc.	2,371	54,533
WR Berkley Corp.	7,281	485,934

		7,232,035

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	1,272	16,587
HSN, Inc.	2,322	90,674
Nutrisystem, Inc.	2,272	127,005
PetMed Express, Inc.	1,496	49,592
Shutterfly, Inc. (a)	2,496	121,006

		404,864

INTERNET SOFTWARE & SERVICES — 0.8%
Blucora, Inc. (a)	2,999	75,875
Cars.com, Inc. (a) (b)	5,420	144,226
DHI Group, Inc. (a)	3,335	8,671
j2 Global, Inc.	3,638	268,776
Liquidity Services, Inc. (a)	1,786	10,537
LivePerson, Inc. (a)	4,107	55,650
LogMeIn, Inc.	3,928	432,276
NIC, Inc.	4,568	78,341
QuinStreet, Inc. (a)	2,889	21,234
Shutterstock, Inc. (a)	1,399	46,573
SPS Commerce, Inc. (a)	1,265	71,738
Stamps.com, Inc. (a)	1,183	239,735
XO Group, Inc. (a)	1,774	34,895

		1,488,527

IT SERVICES — 2.9%
Acxiom Corp. (a)	5,794	142,764
Broadridge Financial Solutions, Inc.	8,792	710,569
CACI International, Inc. Class A (a)	1,785	248,740
Cardtronics PLC Class A (a)	3,355	77,199
Convergys Corp.	7,111	184,104
CoreLogic, Inc. (a)	6,283	290,400
CSG Systems International, Inc.	2,535	101,654
DST Systems, Inc.	4,697	257,771
ExlService Holdings, Inc. (a)	2,475	144,342
Forrester Research, Inc.	735	30,760
Jack Henry & Associates, Inc.	5,809	597,107
Leidos Holdings, Inc.	10,696	633,417
ManTech International Corp. Class A	1,906	84,150

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MAXIMUS, Inc.	4,847	$312,631
Perficient, Inc. (a)	2,566	50,473
Sabre Corp.	15,390	278,559
Science Applications International Corp.	3,323	222,143
Sykes Enterprises, Inc. (a)	2,872	83,748
TeleTech Holdings, Inc.	1,104	46,092
Teradata Corp. (a) (b)	9,698	327,695
Virtusa Corp. (a)	2,013	76,051
WEX, Inc. (a)	2,905	325,999

		5,226,368

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	6,661	372,816
Callaway Golf Co.	7,011	101,169
Nautilus, Inc. (a)	2,195	37,095
Polaris Industries, Inc. (b)	4,419	462,360
Sturm Ruger & Co., Inc. (b)	1,323	68,399
Vista Outdoor, Inc. (a)	4,201	96,371

		1,138,210

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	1,504	334,219
Bio-Techne Corp.	2,797	338,129
Cambrex Corp. (a)	2,473	136,015
Charles River Laboratories International, Inc. (a)	3,567	385,308
INC Research Holdings, Inc. Class A (a)	4,084	213,593
Luminex Corp.	2,976	60,502
PAREXEL International Corp. (a)	3,772	332,238

		1,800,004

MACHINERY — 5.2%
Actuant Corp. Class A	4,407	112,819
AGCO Corp.	5,013	369,809
Alamo Group, Inc.	723	77,629
Albany International Corp. Class A	2,141	122,893
Astec Industries, Inc.	1,399	78,358
Barnes Group, Inc.	3,728	262,600
Briggs & Stratton Corp.	3,260	76,610
Chart Industries, Inc. (a)	2,270	89,052
CIRCOR International, Inc.	1,215	66,132
Crane Co.	3,804	304,282
Donaldson Co., Inc.	9,856	452,785
EnPro Industries, Inc.	1,647	132,633
ESCO Technologies, Inc.	1,949	116,843
Federal Signal Corp.	4,494	95,632
Franklin Electric Co., Inc.	2,869	128,675
Graco, Inc.	4,123	509,974
Greenbrier Cos., Inc. (b)	2,140	103,041
Harsco Corp. (a)	5,933	124,000
Hillenbrand, Inc.	4,675	181,624
IDEX Corp.	5,676	689,464
ITT, Inc.	6,656	294,661
John Bean Technologies Corp.	2,330	235,563
Kennametal, Inc.	5,955	240,225
Lincoln Electric Holdings, Inc.	4,590	420,811
Lindsay Corp.	849	78,023
Lydall, Inc. (a)	1,246	71,396
Mueller Industries, Inc.	4,245	148,363
Nordson Corp.	3,816	452,196
Oshkosh Corp.	5,550	458,097

Proto Labs, Inc. (a)	1,878	150,803
SPX Corp. (a)	3,092	90,719
SPX FLOW, Inc. (a)	3,104	119,690
Standex International Corp.	944	100,253
Tennant Co.	1,326	87,781
Terex Corp.	6,319	284,481
Timken Co.	5,203	252,606
Titan International, Inc.	3,576	36,296
Toro Co.	8,063	500,390
Trinity Industries, Inc.	11,423	364,394
Wabash National Corp.	4,553	103,899
Wabtec Corp. (b)	6,488	491,466
Watts Water Technologies, Inc. Class A	2,046	141,583
Woodward, Inc.	4,091	317,503

		9,536,054

MARINE — 0.2%
Kirby Corp. (a)	4,038	266,306
Matson, Inc.	3,192	89,951

		356,257

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	3,923	229,378
Cable One, Inc.	343	247,687
Cinemark Holdings, Inc.	7,900	286,059
EW Scripps Co. Class A (a)	4,167	79,631
Gannett Co., Inc.	8,358	75,222
John Wiley & Sons, Inc. Class A	3,298	176,443
Live Nation Entertainment, Inc. (a)	10,038	437,155
Meredith Corp. (b)	3,071	170,440
New Media Investment Group, Inc.	4,086	60,432
New York Times Co. Class A	9,158	179,497
Scholastic Corp.	1,992	74,102
TEGNA, Inc.	16,060	214,080
Time, Inc.	7,251	97,889
World Wrestling Entertainment, Inc. Class A	2,855	67,235

		2,395,250

METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	23,173	129,537
Allegheny Technologies, Inc. (b)	7,971	190,507
Carpenter Technology Corp. (b)	3,438	165,127
Century Aluminum Co. (a)	3,809	63,153
Commercial Metals Co.	8,656	164,724
Compass Minerals International, Inc. (b)	2,533	164,392
Haynes International, Inc.	914	32,822
Kaiser Aluminum Corp.	1,315	135,629
Materion Corp.	1,444	62,308
Olympic Steel, Inc.	689	15,158
Reliance Steel & Aluminum Co.	5,499	418,859
Royal Gold, Inc.	4,881	419,961
Steel Dynamics, Inc.	18,102	623,976
SunCoke Energy, Inc. (a)	4,625	42,272
TimkenSteel Corp. (a) (b)	2,780	45,870
United States Steel Corp. (b)	13,042	334,658
Worthington Industries, Inc.	3,244	149,224

		3,158,177

MULTI-UTILITIES — 0.8%
Avista Corp.	4,764	246,632

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Black Hills Corp. (b)	3,965	$273,070
MDU Resources Group, Inc.	14,674	380,790
NorthWestern Corp.	3,648	207,717
Vectren Corp.	6,172	405,933

		1,514,142

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	3,318	177,745
Dillard’s, Inc. Class A (b)	1,711	95,936
Fred’s, Inc. Class A (b)	2,517	16,210
JC Penney Co., Inc. (a) (b)	22,703	86,498
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,599	166,994

		543,383

OIL, GAS & CONSUMABLE FUELS — 2.1%
Bill Barrett Corp. (a)	5,538	23,758
Callon Petroleum Co. (a) (b)	15,004	168,645
Carrizo Oil & Gas, Inc. (a)	5,668	97,093
Cloud Peak Energy, Inc. (a)	5,641	20,646
CONSOL Energy, Inc. (a)	15,409	261,029
Contango Oil & Gas Co. (a)	1,637	8,234
Denbury Resources, Inc. (a) (b)	28,473	38,154
Energen Corp. (a)	7,318	400,148
Green Plains, Inc.	2,804	56,501
Gulfport Energy Corp. (a)	11,909	170,775
HollyFrontier Corp.	13,295	478,221
Matador Resources Co. (a) (b)	6,944	188,530
Murphy Oil Corp. (b)	12,081	320,871
PBF Energy, Inc. Class A	8,171	225,601
PDC Energy, Inc. (a)	4,961	243,238
QEP Resources, Inc. (a)	17,885	153,274
REX American Resources Corp. (a) (b)	441	41,379
SM Energy Co.	7,177	127,320
Southwestern Energy Co. (a)	37,514	229,211
SRC Energy, Inc. (a) (b)	14,481	140,031
World Fuel Services Corp.	5,121	173,653
WPX Energy, Inc. (a)	29,808	342,792

		3,909,104

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,823	98,523
Clearwater Paper Corp. (a)	1,212	59,691
Deltic Timber Corp.	830	73,397
Domtar Corp.	4,656	202,024
KapStone Paper and Packaging Corp.	6,493	139,534
Louisiana-Pacific Corp. (a)	10,739	290,812
Neenah Paper, Inc.	1,253	107,194
PH Glatfelter Co.	3,291	64,010
Schweitzer-Mauduit International, Inc.	2,259	93,658

		1,128,843

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	32,284	75,222
Edgewell Personal Care Co. (a)	4,334	315,385
Inter Parfums, Inc.	1,247	51,439
Medifast, Inc.	837	49,693
Nu Skin Enterprises, Inc. Class A	3,699	227,414

		719,153

PHARMACEUTICALS — 1.2%
Akorn, Inc. (a)	6,986	231,865

Amphastar Pharmaceuticals, Inc. (a)	2,533	45,265
ANI Pharmaceuticals, Inc. (a)	599	31,442
Catalent, Inc. (a)	9,357	373,531
Depomed, Inc. (a) (b)	4,427	25,632
Endo International PLC (a)	14,871	127,370
Impax Laboratories, Inc. (a)	5,462	110,879
Innoviva, Inc. (a)	5,684	80,258
Lannett Co., Inc. (a) (b)	2,220	40,959
Mallinckrodt PLC (a)	7,409	276,874
Medicines Co. (a) (b)	4,751	175,977
Nektar Therapeutics (a)	11,532	276,768
Phibro Animal Health Corp. Class A	1,332	49,351
Prestige Brands Holdings, Inc. (a)	3,994	200,059
SciClone Pharmaceuticals, Inc. (a)	4,010	44,912
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	1,796	21,193
Supernus Pharmaceuticals, Inc. (a)	3,719	148,760

		2,261,095

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	2,755	320,710
Exponent, Inc.	1,957	144,622
FTI Consulting, Inc. (a)	3,087	109,527
Heidrick & Struggles International, Inc.	1,322	27,960
Insperity, Inc.	1,406	123,728
Kelly Services, Inc. Class A	2,144	53,793
Korn/Ferry International	4,216	166,237
ManpowerGroup, Inc.	5,019	591,339
Navigant Consulting, Inc. (a)	3,423	57,917
On Assignment, Inc. (a)	3,610	193,785
Resources Connection, Inc.	2,223	30,900
TrueBlue, Inc. (a)	3,170	71,166
WageWorks, Inc. (a)	2,952	179,186

		2,070,870

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Acadia Realty Trust REIT	6,385	182,739
Agree Realty Corp. REIT	2,222	109,056
American Assets Trust, Inc. REIT	3,034	120,662
American Campus Communities, Inc. REIT	10,062	444,237
Apollo Commercial Real Estate Finance, Inc. REIT (b)	6,928	125,466
Armada Hoffler Properties, Inc. REIT	3,425	47,299
ARMOUR Residential REIT, Inc. (b)	3,119	83,901
Camden Property Trust REIT	6,859	627,256
Capstead Mortgage Corp. REIT	7,283	70,281
CareTrust REIT, Inc.	5,286	100,645
CBL & Associates Properties, Inc. REIT (b)	12,530	105,127
Cedar Realty Trust, Inc. REIT	5,459	30,680
Chatham Lodging Trust REIT	2,748	58,587
Chesapeake Lodging Trust REIT	4,497	121,284
CoreSite Realty Corp. REIT	2,607	291,723
Corporate Office Properties Trust REIT	7,358	241,563
CyrusOne, Inc. REIT	6,850	403,670
DCT Industrial Trust, Inc. REIT	6,890	399,069
DiamondRock Hospitality Co. REIT	14,769	161,721
Douglas Emmett, Inc. REIT	11,570	456,089
EastGroup Properties, Inc. REIT	2,548	224,530

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Education Realty Trust, Inc. REIT	5,427	$194,992
EPR Properties REIT	4,761	332,032
First Industrial Realty Trust, Inc. REIT	8,749	263,257
Four Corners Property Trust, Inc. REIT	4,417	110,072
Franklin Street Properties Corp. REIT	7,910	84,004
GEO Group, Inc. REIT	9,215	247,884
Getty Realty Corp. REIT	2,434	69,637
Government Properties Income Trust REIT	7,373	138,391
Healthcare Realty Trust, Inc. REIT	9,264	299,598
Hersha Hospitality Trust REIT	3,158	58,960
Highwoods Properties, Inc. REIT	7,566	394,113
Hospitality Properties Trust REIT	12,202	347,635
Independence Realty Trust, Inc. REIT	6,049	61,518
Kilroy Realty Corp. REIT	7,334	521,594
Kite Realty Group Trust REIT	6,183	125,206
Lamar Advertising Co. Class A REIT (b)	6,287	430,848
LaSalle Hotel Properties REIT	8,538	247,773
Lexington Realty Trust REIT	16,304	166,627
Liberty Property Trust REIT	10,984	451,003
Life Storage, Inc. REIT	3,455	282,654
LTC Properties, Inc. REIT	2,975	139,766
Mack-Cali Realty Corp. REIT	6,648	157,624
Medical Properties Trust, Inc. REIT	27,256	357,871
National Retail Properties, Inc. REIT	11,127	463,551
National Storage Affiliates Trust REIT	3,313	80,307
Omega Healthcare Investors, Inc. REIT	14,758	470,928
Pennsylvania Real Estate Investment Trust REIT	5,341	56,027
Potlatch Corp. REIT	3,010	153,510
PS Business Parks, Inc. REIT	1,499	200,117
Ramco-Gershenson Properties Trust REIT	5,790	75,328
Rayonier, Inc. REIT	9,607	277,546
Retail Opportunity Investments Corp. REIT	8,201	155,901
Sabra Health Care REIT, Inc.	13,107	287,568
Saul Centers, Inc. REIT	931	57,638
Senior Housing Properties Trust REIT	17,836	348,694
Summit Hotel Properties, Inc. REIT	7,781	124,418
Tanger Factory Outlet Centers, Inc. REIT (b)	7,244	176,898
Taubman Centers, Inc. REIT	4,556	226,433
Universal Health Realty Income Trust REIT	914	68,998
Urban Edge Properties REIT	7,861	189,607
Urstadt Biddle Properties, Inc. Class A, REIT	2,253	48,890
Washington Prime Group, Inc. REIT	13,707	114,179
Weingarten Realty Investors REIT	8,810	279,629

		13,744,811

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Forestar Group, Inc. (a)	3,425	58,910
HFF, Inc. Class A	2,600	102,856
Jones Lang LaSalle, Inc.	3,400	419,900
RE/MAX Holdings, Inc. Class A	1,282	81,471

		663,137

ROAD & RAIL — 1.5%
ArcBest Corp.	1,685	56,363
Avis Budget Group, Inc. (a) (b)	5,451	207,465
Genesee & Wyoming, Inc. Class A (a)	4,593	339,928
Heartland Express, Inc.	3,964	99,417
Knight-Swift Transportation Holdings, Inc. (a) (b)	9,467	393,354
Landstar System, Inc.	3,168	315,691
Marten Transport, Ltd.	2,737	56,246
Old Dominion Freight Line, Inc.	5,173	569,599
Roadrunner Transportation Systems, Inc. (a)	2,159	20,575
Ryder System, Inc.	3,992	337,524
Saia, Inc. (a)	1,922	120,413
Werner Enterprises, Inc.	3,420	125,001

		2,641,576

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	2,972	240,019
Brooks Automation, Inc.	5,137	155,959
Cabot Microelectronics Corp.	1,882	150,428
CEVA, Inc. (a)	1,589	68,009
Cirrus Logic, Inc. (a)	4,804	256,149
Cohu, Inc.	1,876	44,724
Cree, Inc. (a)	7,329	206,605
Cypress Semiconductor Corp. (b)	24,412	366,668
Diodes, Inc. (a)	2,762	82,667
DSP Group, Inc. (a)	1,607	20,891
First Solar, Inc. (a)	6,088	279,317
Integrated Device Technology, Inc. (a)	9,987	265,454
Kopin Corp. (a) (b)	4,573	19,069
Kulicke & Soffa Industries, Inc. (a)	5,217	112,531
MaxLinear, Inc. (a)	4,679	111,126
Microsemi Corp. (a)	8,605	442,985
MKS Instruments, Inc.	4,016	379,311
Monolithic Power Systems, Inc.	2,832	301,750
Nanometrics, Inc. (a)	1,806	52,013
Power Integrations, Inc.	2,223	162,724
Rambus, Inc. (a)	8,164	108,989
Rudolph Technologies, Inc. (a)	2,401	63,146
Semtech Corp. (a)	4,905	184,183
Silicon Laboratories, Inc. (a)	3,134	250,407
SolarEdge Technologies, Inc. (a)	2,630	75,087
Synaptics, Inc. (a) (b)	2,623	102,769
Teradyne, Inc.	14,851	553,794
Veeco Instruments, Inc. (a)	3,573	76,462
Versum Materials, Inc.	8,183	317,664
Xperi Corp.	3,623	91,662

		5,542,562

SOFTWARE — 3.1%
8x8, Inc. (a)	6,745	91,057
ACI Worldwide, Inc. (a)	8,744	199,188
Agilysys, Inc. (a)	1,076	12,858
Barracuda Networks, Inc. (a)	3,021	73,199
Blackbaud, Inc.	3,589	315,114
Bottomline Technologies de, Inc. (a)	2,868	91,288
CDK Global, Inc.	9,818	619,418
CommVault Systems, Inc. (a)	3,091	187,933

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Ebix, Inc.	1,664	$108,576
Fair Isaac Corp.	2,320	325,960
Fortinet, Inc. (a)	11,171	400,369
Gigamon, Inc. (a) (b)	2,765	116,545
Manhattan Associates, Inc. (a) (b)	5,220	216,995
MicroStrategy, Inc. Class A (a)	678	86,587
Monotype Imaging Holdings, Inc.	3,126	60,176
Progress Software Corp.	3,552	135,580
PTC, Inc. (a)	8,670	487,948
Qualys, Inc. (a)	2,248	116,446
Synchronoss Technologies, Inc. (a) (b)	3,261	30,425
Take-Two Interactive Software, Inc. (a)	7,957	813,444
TiVo Corp.	9,054	179,722
Tyler Technologies, Inc. (a) (b)	2,624	457,416
Ultimate Software Group, Inc. (a) (b)	2,126	403,090
VASCO Data Security International, Inc. (a)	2,183	26,305

		5,555,639

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	4,711	205,541
Abercrombie & Fitch Co. Class A (b)	4,834	69,803
American Eagle Outfitters, Inc.	12,428	177,720
Asbury Automotive Group, Inc. (a)	1,435	87,679
Ascena Retail Group, Inc. (a) (b)	12,020	29,449
AutoNation, Inc. (a) (b)	4,872	231,225
Barnes & Noble Education, Inc. (a)	2,780	18,098
Barnes & Noble, Inc.	3,877	29,465
Bed Bath & Beyond, Inc.	10,816	253,852
Big 5 Sporting Goods Corp. (b)	1,366	10,450
Buckle, Inc. (b)	1,997	33,649
Caleres, Inc.	3,208	97,908
Cato Corp. Class A	1,845	24,409
Chico’s FAS, Inc.	9,521	85,213
Children’s Place, Inc. (b)	1,360	160,684
Dick’s Sporting Goods, Inc.	6,505	175,700
DSW, Inc. Class A	5,126	110,107
Express, Inc. (a)	5,537	37,430
Finish Line, Inc. Class A (b)	2,977	35,813
Five Below, Inc. (a)	4,145	227,478
Francesca’s Holdings Corp. (a)	2,679	19,717
GameStop Corp. Class A	7,510	155,157
Genesco, Inc. (a)	1,533	40,778
Group 1 Automotive, Inc.	1,535	111,226
Guess?, Inc. (b)	4,448	75,749
Haverty Furniture Cos., Inc.	1,401	36,636
Hibbett Sports, Inc. (a)	1,584	22,572
Kirkland’s, Inc. (a)	1,071	12,242
Lithia Motors, Inc. Class A (b)	1,781	214,272
Lumber Liquidators Holdings, Inc. (a)	2,116	82,482
MarineMax, Inc. (a)	1,791	29,641
Michaels Cos., Inc. (a)	7,977	171,266
Monro, Inc.	2,426	135,977
Murphy USA, Inc. (a)	2,594	178,986
Office Depot, Inc.	38,305	173,905
Rent-A-Center, Inc. (b)	3,792	43,532
RH (a)	1,514	106,465
Sally Beauty Holdings, Inc. (a)	10,528	206,138
Select Comfort Corp. (a)	3,292	102,217
Shoe Carnival, Inc.	946	21,172

Sonic Automotive, Inc. Class A (b)	2,010	41,004
Tailored Brands, Inc. (b)	3,495	50,468
Tile Shop Holdings, Inc.	2,332	29,616
Urban Outfitters, Inc. (a) (b)	6,468	154,585
Vitamin Shoppe, Inc. (a)	1,707	9,132
Williams-Sonoma, Inc. (b)	5,978	298,063
Zumiez, Inc. (a)	1,324	23,964

		4,648,635

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	8,115	108,660
Cray, Inc. (a)	2,919	56,775
Diebold Nixdorf, Inc. (b)	5,531	126,383
Electronics For Imaging, Inc. (a)	3,458	147,587
NCR Corp. (a)	9,169	344,021
Super Micro Computer, Inc. (a)	2,745	60,665

		844,091

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	3,627	358,166
Crocs, Inc. (a)	5,302	51,429
Deckers Outdoor Corp. (a)	2,423	165,758
Fossil Group, Inc. (a) (b)	2,980	27,803
G-III Apparel Group, Ltd. (a) (b)	3,229	93,706
Iconix Brand Group, Inc. (a)	4,027	22,914
Movado Group, Inc.	1,175	32,900
Oxford Industries, Inc.	1,159	73,643
Perry Ellis International, Inc. (a)	890	21,057
Skechers U.S.A., Inc. Class A (a)	9,932	249,194
Steven Madden, Ltd (a)	3,993	172,897
Unifi, Inc. (a)	1,087	38,730
Vera Bradley, Inc. (a)	1,499	13,206
Wolverine World Wide, Inc.	7,161	206,595

		1,527,998

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	6,720	144,480
Bank Mutual Corp.	3,009	30,541
BofI Holding, Inc. (a) (b)	4,332	123,332
Dime Community Bancshares, Inc.	2,237	48,095
HomeStreet, Inc. (a)	2,030	54,810
LendingTree, Inc. (a)	535	130,781
Meta Financial Group, Inc.	683	53,547
New York Community Bancorp, Inc.	36,586	471,593
Northfield Bancorp, Inc.	3,280	56,908
Northwest Bancshares, Inc.	7,617	131,546
Oritani Financial Corp.	2,767	46,486
Provident Financial Services, Inc.	4,497	119,935
TrustCo Bank Corp. NY	6,852	60,983
Walker & Dunlop, Inc. (a)	2,123	111,097
Washington Federal, Inc.	6,618	222,696

		1,806,830

TOBACCO — 0.1%
Universal Corp.	1,944	111,391

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	2,888	190,030
DXP Enterprises, Inc. (a)	1,128	35,521
GATX Corp. (b)	2,884	177,539
Kaman Corp	2,069	115,409

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MSC Industrial Direct Co., Inc. Class A	3,381	$255,502
NOW, Inc. (a)	8,150	112,551
Veritiv Corp. (a)	856	27,820
Watsco, Inc.	2,251	362,569

		1,276,941

WATER UTILITIES — 0.4%
American States Water Co.	2,771	136,471
Aqua America, Inc.	13,283	440,863
California Water Service Group	3,539	135,013

		712,347

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	1,543	23,685
Telephone & Data Systems, Inc.	6,944	193,668

		217,353

TOTAL COMMON STOCKS (Cost $163,129,239)		182,042,138

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	218	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	2,607	6,387
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—

		6,387

TOTAL RIGHTS (Cost $2,894)		6,387

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (f) (g)	278,795	278,795

State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,966,327	2,966,327

TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,122)		3,245,122

TOTAL INVESTMENTS — 101.8% (Cost $166,377,255)		185,293,647
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(3,294,671)

NET ASSETS — 100.0%		$181,998,976

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $6,387 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,628,209	$—	$—	$3,628,209
Air Freight & Logistics	399,270	—	—	399,270
Airlines	911,036	—	—	911,036
Auto Components	1,887,822	—	—	1,887,822
Automobiles	547,959	—	—	547,959
Banks	14,889,016	—	—	14,889,016
Beverages	189,570	—	—	189,570
Biotechnology	2,026,786	—	—	2,026,786
Building Products	1,696,402	—	—	1,696,402
Capital Markets	5,249,828	—	—	5,249,828

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$5,504,153	$—	$—	$5,504,153
Commercial Services & Supplies	4,123,167	—	—	4,123,167
Communications Equipment	2,691,747	—	—	2,691,747
Construction & Engineering	1,774,847	—	—	1,774,847
Construction Materials	469,679	—	—	469,679
Consumer Finance	1,045,890	—	—	1,045,890
Containers & Packaging	1,706,995	—	—	1,706,995
Distributors	445,965	—	—	445,965
Diversified Consumer Services	1,222,824	—	—	1,222,824
Diversified Telecommunication Services	702,272	—	—	702,272
Electric Utilities	2,864,337	—	—	2,864,337
Electrical Equipment	1,246,290	—	—	1,246,290
Electronic Equipment, Instruments & Components	9,060,211	—	—	9,060,211
Energy Equipment & Services	3,062,879	—	—	3,062,879
Equity Real Estate Investment Trusts (REITs)	1,326,919	—	—	1,326,919
Food & Staples Retailing	861,706	—	—	861,706
Food Products	4,109,558	—	—	4,109,558
Gas Utilities	3,405,733	—	—	3,405,733
Health Care Equipment & Supplies	6,330,937	—	—	6,330,937
Health Care Providers & Services	4,050,053	—	—	4,050,053
Health Care Technology	919,174	—	—	919,174
Hotels, Restaurants & Leisure	4,955,795	—	—	4,955,795
Household Durables	3,539,603	—	—	3,539,603
Household Products	448,896	—	—	448,896
Industrial Conglomerates	570,963	—	—	570,963
Insurance	7,232,035	—	—	7,232,035
Internet & Catalog Retail	404,864	—	—	404,864
Internet Software & Services	1,488,527	—	—	1,488,527
IT Services	5,226,368	—	—	5,226,368
Leisure Equipment & Products	1,138,210	—	—	1,138,210
Life Sciences Tools & Services	1,800,004	—	—	1,800,004
Machinery	9,536,054	—	—	9,536,054
Marine	356,257	—	—	356,257
Media	2,395,250	—	—	2,395,250
Metals & Mining	3,158,177	—	—	3,158,177
Multi-Utilities	1,514,142	—	—	1,514,142
Multiline Retail	543,383	—	—	543,383
Oil, Gas & Consumable Fuels	3,909,104	—	—	3,909,104
Paper & Forest Products	1,128,843	—	—	1,128,843
Personal Products	719,153	—	—	719,153
Pharmaceuticals	2,261,095	—	—	2,261,095
Professional Services	2,070,870	—	—	2,070,870
Real Estate Investment Trusts (REITs)	13,744,811	—	—	13,744,811
Real Estate Management & Development	663,137	—	—	663,137
Road & Rail	2,641,576	—	—	2,641,576
Semiconductors & Semiconductor Equipment	5,542,562	—	—	5,542,562
Software	5,555,639	—	—	5,555,639
Specialty Retail	4,648,635	—	—	4,648,635
Technology Hardware, Storage & Peripherals	844,091	—	—	844,091
Textiles, Apparel & Luxury Goods	1,527,998	—	—	1,527,998
Thrifts & Mortgage Finance.	1,806,830	—	—	1,806,830
Tobacco	111,391	—	—	111,391
Trading Companies & Distributors	1,276,941	—	—	1,276,941
Water Utilities	712,347	—	—	712,347
Wireless Telecommunication Services	217,353	—	—	217,353

See accompanying Notes to Schedule of Investments

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Biotechnology	$—	$6,387	$0	(a)	$6,387
Short-Term Investments	3,245,122	—	—		3,245,122

TOTAL INVESTMENTS	$185,287,260	$6,387	$0		$185,293,647

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	637,866	$637,866	$2,322,775	$2,681,846	$—	$—	278,795	$278,795	$909
State Street Navigator Securities Lending Government Money Market Portfolio	2,122,429	2,122,429	6,422,717	5,578,819	—	—	2,966,327	2,966,327	21,365

TOTAL		$2,760,295	$8,745,492	$8,260,665	$—	$—		$3,245,122	$22,274

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
Curtiss-Wright Corp.	51,140	$5,346,176
Huntington Ingalls Industries, Inc.	52,796	11,955,126
Teledyne Technologies, Inc. (a)	27,876	4,437,302

		21,738,604

AUTO COMPONENTS — 0.6%
Gentex Corp.	331,263	6,559,007

AUTOMOBILES — 0.7%
Thor Industries, Inc.	56,770	7,147,911

BANKS — 8.4%
Bank of Hawaii Corp.	35,035	2,920,518
Bank of the Ozarks, Inc.	140,878	6,769,188
Chemical Financial Corp.	52,568	2,747,204
Commerce Bancshares, Inc.	103,684	5,989,825
Cullen/Frost Bankers, Inc.	34,839	3,306,918
East West Bancorp, Inc.	107,278	6,413,079
First Horizon National Corp.	271,422	5,197,731
Fulton Financial Corp.	103,869	1,947,544
Home BancShares, Inc.	183,128	4,618,488
International Bancshares Corp.	30,986	1,242,539
MB Financial, Inc.	55,899	2,516,573
Pinnacle Financial Partners, Inc.	85,496	5,723,957
Signature Bank (a)	42,707	5,468,204
Sterling Bancorp	261,600	6,448,440
SVB Financial Group (a)	37,300	6,978,457
Synovus Financial Corp.	71,636	3,299,554
Texas Capital Bancshares, Inc. (a)	38,297	3,285,883
Trustmark Corp.	36,401	1,205,601
UMB Financial Corp.	35,017	2,608,416
United Bankshares, Inc.	54,202	2,013,604
Webster Financial Corp.	69,137	3,633,149

		84,334,872

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,691	888,934

BIOTECHNOLOGY — 1.1%
Bioverativ, Inc. (a)	125,559	7,165,652
United Therapeutics Corp. (a)	35,206	4,125,791

		11,291,443

BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	44,034	7,880,765

CAPITAL MARKETS — 3.7%
Eaton Vance Corp.	82,520	4,074,012
FactSet Research Systems, Inc. (b)	32,761	5,900,584
Federated Investors, Inc. Class B	54,593	1,621,412
MarketAxess Holdings, Inc.	43,650	8,053,862
MSCI, Inc.	104,618	12,229,844
SEI Investments Co.	92,821	5,667,650

		37,547,364

CHEMICALS — 2.6%
Chemours Co.	115,718	5,856,488
Minerals Technologies, Inc.	41,176	2,909,084
NewMarket Corp.	5,949	2,532,787
RPM International, Inc.	95,967	4,926,946
Scotts Miracle-Gro Co.	47,803	4,653,144
Sensient Technologies Corp.	32,211	2,477,670

Valvoline, Inc.	121,730	2,854,569

		26,210,688

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Copart, Inc. (a)	232,581	7,993,809
Deluxe Corp.	37,562	2,740,524
HNI Corp.	30,577	1,268,028
MSA Safety, Inc.	39,710	3,157,342
Rollins, Inc. (b)	111,223	5,131,829

		20,291,532

COMMUNICATIONS EQUIPMENT — 1.3%
ARRIS International PLC (a)	85,129	2,425,325
Brocade Communications Systems, Inc.	314,399	3,757,068
InterDigital, Inc.	40,599	2,994,176
Plantronics, Inc.	26,749	1,182,841
ViaSat, Inc. (a) (b)	41,522	2,670,695

		13,030,105

CONSTRUCTION & ENGINEERING — 0.9%
Dycom Industries, Inc. (a) (b)	18,523	1,590,755
EMCOR Group, Inc.	33,199	2,303,347
Granite Construction, Inc.	46,599	2,700,412
Valmont Industries, Inc.	13,935	2,203,123

		8,797,637

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	56,255	6,002,409

CONSUMER FINANCE — 0.6%
SLM Corp. (a)	500,434	5,739,978

CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	33,690	2,907,784
Sonoco Products Co.	60,617	3,058,128

		5,965,912

DISTRIBUTORS — 0.5%
Pool Corp.	47,753	5,165,442

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	134,554	4,642,113
Sotheby’s (a)	43,733	2,016,529

		6,658,642

ELECTRIC UTILITIES — 0.5%
Westar Energy, Inc.	98,773	4,899,141

ELECTRICAL EQUIPMENT — 0.8%
EnerSys	50,698	3,506,781
Hubbell, Inc.	39,325	4,562,486

		8,069,267

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
Belden, Inc.	24,862	2,002,137
Cognex Corp.	100,579	11,091,852
Coherent, Inc. (a)	28,607	6,727,508
IPG Photonics Corp. (a)	43,770	8,100,076
Keysight Technologies, Inc. (a)	122,438	5,100,767
Littelfuse, Inc.	26,362	5,163,789
National Instruments Corp.	61,295	2,584,810
Trimble, Inc. (a)	190,955	7,494,984

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. Class A (a)	61,579	$6,686,248

		54,952,171

ENERGY EQUIPMENT & SERVICES — 0.6%
Core Laboratories NV (b)	26,130	2,579,031
Patterson-UTI Energy, Inc.	114,714	2,402,111
Superior Energy Services, Inc. (a)	75,578	807,173

		5,788,315

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
Alexander & Baldwin, Inc.	29,669	1,374,565
JBG SMITH Properties REIT (a)	54,590	1,867,524
Uniti Group, Inc. REIT (a) (b)	192,785	2,826,228

		6,068,317

FOOD & STAPLES RETAILING — 0.1%
Sprouts Farmers Market, Inc. (a)	72,205	1,355,288

FOOD PRODUCTS — 2.0%
Ingredion, Inc.	39,391	4,752,130
Lamb Weston Holdings, Inc.	105,015	4,924,153
Lancaster Colony Corp.	22,850	2,744,742
Post Holdings, Inc. (a) (b)	76,806	6,779,666
Tootsie Roll Industries, Inc. (b)	14,978	569,164

		19,769,855

GAS UTILITIES — 1.0%
National Fuel Gas Co. (b)	55,039	3,115,758
Southwest Gas Holdings, Inc.	55,085	4,275,697
WGL Holdings, Inc.	28,705	2,416,961

		9,808,416

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
ABIOMED, Inc. (a)	48,651	8,202,559
Globus Medical, Inc. Class A (a) (b)	39,687	1,179,498
Hill-Rom Holdings, Inc.	47,743	3,532,982
Masimo Corp. (a)	55,879	4,836,886
NuVasive, Inc. (a)	59,437	3,296,376
Teleflex, Inc.	30,293	7,329,997
West Pharmaceutical Services, Inc.	85,910	8,269,696

		36,647,994

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a) (b)	19,134	913,840
HealthSouth Corp.	114,496	5,306,890
MEDNAX, Inc. (a)	67,568	2,913,532
WellCare Health Plans, Inc. (a)	51,675	8,874,664

		18,008,926

HEALTH CARE TECHNOLOGY — 0.5%
Medidata Solutions, Inc. (a)	67,830	5,294,810

HOTELS, RESTAURANTS & LEISURE — 4.7%
Brinker International, Inc.	57,423	1,829,497
Buffalo Wild Wings, Inc. (a)	18,231	1,927,017
Cheesecake Factory, Inc. (b)	51,477	2,168,211
Churchill Downs, Inc.	15,114	3,116,507
Cracker Barrel Old Country Store, Inc. (b)	20,287	3,075,915
Domino’s Pizza, Inc.	56,023	11,123,366
Dunkin’ Brands Group, Inc.	104,637	5,554,132
ILG, Inc.	69,500	1,857,735
Jack in the Box, Inc.	34,426	3,508,698

Papa John’s International, Inc.	31,074	2,270,577
Six Flags Entertainment Corp.	72,300	4,405,962
Texas Roadhouse, Inc.	76,363	3,752,478
Wendy’s Co.	213,411	3,314,273

		47,904,368

HOUSEHOLD DURABLES — 1.5%
NVR, Inc. (a)	4,049	11,559,895
Tempur Sealy International, Inc. (a) (b)	31,436	2,028,251
Tupperware Brands Corp.	24,991	1,544,943

		15,133,089

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	45,061	2,075,059

INDUSTRIAL CONGLOMERATES — 0.7%
Carlisle Cos., Inc.	73,361	7,357,375

INSURANCE — 1.4%
Brown & Brown, Inc.	134,668	6,489,651
Primerica, Inc.	52,038	4,243,699
RenaissanceRe Holdings, Ltd.	21,746	2,938,754

		13,672,104

INTERNET SOFTWARE & SERVICES — 1.1%
j2 Global, Inc.	55,955	4,133,955
LogMeIn, Inc.	61,133	6,727,687

		10,861,642

IT SERVICES — 4.2%
Acxiom Corp. (a)	41,851	1,031,209
Broadridge Financial Solutions, Inc.	135,278	10,933,168
Convergys Corp.	46,040	1,191,976
CoreLogic, Inc. (a)	98,074	4,532,980
Jack Henry & Associates, Inc.	89,884	9,239,176
MAXIMUS, Inc.	75,182	4,849,239
Sabre Corp.	118,755	2,149,465
Science Applications International Corp.	51,046	3,412,425
WEX, Inc. (a)	46,222	5,187,033

		42,526,671

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris Industries, Inc. (b)	32,309	3,380,491

LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	11,401	2,533,530
Bio-Techne Corp.	43,256	5,229,218
Charles River Laboratories International, Inc. (a)	34,528	3,729,715
INC Research Holdings, Inc. Class A (a)	65,755	3,438,986
PAREXEL International Corp. (a)	29,132	2,565,947

		17,497,396

MACHINERY — 6.4%
Crane Co.	58,694	4,694,933
Donaldson Co., Inc.	106,326	4,884,616
Graco, Inc.	64,990	8,038,613
IDEX Corp.	88,764	10,782,163
Kennametal, Inc.	43,576	1,757,856
Lincoln Electric Holdings, Inc.	71,877	6,589,683
Nordson Corp.	58,950	6,985,575
Oshkosh Corp.	45,440	3,750,618

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Toro Co.	125,309	$7,776,677
Wabtec Corp. (b)	64,335	4,873,376
Woodward, Inc.	64,004	4,967,351

		65,101,461

MEDIA — 1.5%
AMC Networks, Inc. Class A (a)	39,435	2,305,764
Cable One, Inc.	5,483	3,959,384
Cinemark Holdings, Inc.	70,819	2,564,356
John Wiley & Sons, Inc. Class A	24,477	1,309,520
Live Nation Entertainment, Inc. (a)	81,460	3,547,583
Meredith Corp. (b)	25,869	1,435,729

		15,122,336

METALS & MINING — 1.9%
Compass Minerals International, Inc. (b)	17,800	1,155,220
Royal Gold, Inc.	75,780	6,520,111
Steel Dynamics, Inc.	186,495	6,428,483
United States Steel Corp. (b)	102,449	2,628,841
Worthington Industries, Inc.	52,372	2,409,112

		19,141,767

MULTI-UTILITIES — 0.8%
Black Hills Corp.	37,649	2,592,887
MDU Resources Group, Inc.	226,499	5,877,649

		8,470,536

OIL, GAS & CONSUMABLE FUELS — 1.9%
Callon Petroleum Co. (a) (b)	115,200	1,294,848
Energen Corp. (a)	47,878	2,617,969
Gulfport Energy Corp. (a)	113,523	1,627,920
Matador Resources Co. (a) (b)	49,495	1,343,789
Murphy Oil Corp. (b)	188,089	4,995,644
QEP Resources, Inc. (a)	109,863	941,526
SM Energy Co.	57,431	1,018,826
Southwestern Energy Co. (a)	332,858	2,033,762
WPX Energy, Inc. (a)	247,204	2,842,846

		18,717,130

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	40,161	2,469,098

PHARMACEUTICALS — 0.8%
Akorn, Inc. (a)	109,498	3,634,239
Catalent, Inc. (a)	62,148	2,480,948
Prestige Brands Holdings, Inc. (a)	35,489	1,777,644

		7,892,831

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	42,878	4,991,428

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.5%
American Campus Communities, Inc. REIT	94,129	4,155,795
Camden Property Trust REIT	56,740	5,188,873
CoreSite Realty Corp. REIT	39,997	4,475,664
Corporate Office Properties Trust REIT	80,272	2,635,330
CyrusOne, Inc. REIT	55,535	3,272,677
DCT Industrial Trust, Inc. REIT	107,932	6,251,421
Douglas Emmett, Inc. REIT	177,673	7,003,870
Education Realty Trust, Inc. REIT	85,552	3,073,883

EPR Properties REIT	45,709	3,187,746
First Industrial Realty Trust, Inc. REIT	140,069	4,214,676
GEO Group, Inc. REIT	76,502	2,057,904
Healthcare Realty Trust, Inc. REIT	101,270	3,275,072
Highwoods Properties, Inc. REIT	69,977	3,645,102
Kilroy Realty Corp. REIT	114,164	8,119,344
Lamar Advertising Co. Class A REIT (b)	97,000	6,647,410
Liberty Property Trust REIT	170,936	7,018,632
Mack-Cali Realty Corp. REIT	64,041	1,518,412
National Retail Properties, Inc. REIT	100,219	4,175,123
Potlatch Corp. REIT	31,375	1,600,125
Rayonier, Inc. REIT	68,885	1,990,088
Sabra Health Care REIT, Inc.	105,361	2,311,620
Tanger Factory Outlet Centers, Inc. REIT	75,442	1,842,294
Taubman Centers, Inc. REIT	39,168	1,946,650
Urban Edge Properties REIT	80,407	1,939,417
Weingarten Realty Investors REIT	139,608	4,431,158

		95,978,286

ROAD & RAIL — 2.5%
Avis Budget Group, Inc. (a) (b)	84,990	3,234,720
Genesee & Wyoming, Inc. Class A (a)	33,798	2,501,390
Knight-Swift Transportation Holdings, Inc. (a) (b)	148,037	6,150,937
Landstar System, Inc.	48,614	4,844,385
Old Dominion Freight Line, Inc.	79,380	8,740,532

		25,471,964

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Cirrus Logic, Inc. (a)	73,889	3,939,761
Cypress Semiconductor Corp. (b)	162,384	2,439,008
Integrated Device Technology, Inc. (a)	156,033	4,147,357
Microsemi Corp. (a)	134,029	6,899,813
Monolithic Power Systems, Inc.	44,553	4,747,122
Silicon Laboratories, Inc. (a)	49,733	3,973,667
Teradyne, Inc.	130,688	4,873,355
Versum Materials, Inc.	80,263	3,115,810

		34,135,893

SOFTWARE — 6.3%
ACI Worldwide, Inc. (a)	64,247	1,463,547
Blackbaud, Inc.	55,744	4,894,323
CDK Global, Inc.	153,011	9,653,464
CommVault Systems, Inc. (a)	48,943	2,975,734
Fair Isaac Corp.	35,958	5,052,099
Fortinet, Inc. (a)	175,394	6,286,121
Manhattan Associates, Inc. (a)	54,690	2,273,463
PTC, Inc. (a)	93,807	5,279,458
Take-Two Interactive Software, Inc. (a)	123,742	12,650,145
Tyler Technologies, Inc. (a) (b)	40,216	7,010,453
Ultimate Software Group, Inc. (a) (b)	32,868	6,231,773

		63,770,580

SPECIALTY RETAIL — 0.8%
Dick’s Sporting Goods, Inc.	99,574	2,689,494
Michaels Cos., Inc. (a)	64,501	1,384,837
Sally Beauty Holdings, Inc. (a)	84,642	1,657,290

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Urban Outfitters, Inc. (a) (b)	95,018	$2,270,930

		8,002,551

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	94,427	1,264,378
NCR Corp. (a)	140,835	5,284,129

		6,548,507

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	55,481	5,478,749
Deckers Outdoor Corp. (a)	19,537	1,336,526
Skechers U.S.A., Inc. Class A (a)	156,559	3,928,065

		10,743,340

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	102,680	3,455,182

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	20,363	1,253,546
MSC Industrial Direct Co., Inc. Class A	52,755	3,986,696
Watsco, Inc.	21,330	3,435,623

		8,675,865

WATER UTILITIES — 0.4%
Aqua America, Inc. (b)	107,939	3,582,495

TOTAL COMMON STOCKS (Cost $920,276,741)		1,008,593,190

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	903,363	903,363
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,623,112	9,623,112

TOTAL SHORT-TERM INVESTMENTS (Cost $10,526,475)		10,526,475

TOTAL INVESTMENTS — 100.9% (Cost $930,803,216)		1,019,119,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(9,405,185)

NET ASSETS — 100.0%		$1,009,714,480

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$21,738,604	$—	$—	$21,738,604
Auto Components	6,559,007	—	—	6,559,007
Automobiles	7,147,911	—	—	7,147,911
Banks	84,334,872	—	—	84,334,872
Beverages	888,934	—	—	888,934
Biotechnology	11,291,443	—	—	11,291,443
Building Products	7,880,765	—	—	7,880,765
Capital Markets	37,547,364	—	—	37,547,364
Chemicals	26,210,688	—	—	26,210,688
Commercial Services & Supplies	20,291,532	—	—	20,291,532
Communications Equipment	13,030,105	—	—	13,030,105
Construction & Engineering	8,797,637	—	—	8,797,637
Construction Materials	6,002,409	—	—	6,002,409
Consumer Finance	5,739,978	—	—	5,739,978
Containers & Packaging	5,965,912	—	—	5,965,912
Distributors	5,165,442	—	—	5,165,442
Diversified Consumer Services	6,658,642	—	—	6,658,642
Electric Utilities	4,899,141	—	—	4,899,141
Electrical Equipment	8,069,267	—	—	8,069,267
Electronic Equipment, Instruments & Components	54,952,171	—	—	54,952,171

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Energy Equipment & Services	$5,788,315	$—	$—	$5,788,315
Equity Real Estate Investment Trusts (REITs)	6,068,317	—	—	6,068,317
Food & Staples Retailing	1,355,288	—	—	1,355,288
Food Products	19,769,855	—	—	19,769,855
Gas Utilities	9,808,416	—	—	9,808,416
Health Care Equipment & Supplies	36,647,994	—	—	36,647,994
Health Care Providers & Services	18,008,926	—	—	18,008,926
Health Care Technology	5,294,810	—	—	5,294,810
Hotels, Restaurants & Leisure	47,904,368	—	—	47,904,368
Household Durables	15,133,089	—	—	15,133,089
Household Products	2,075,059	—	—	2,075,059
Industrial Conglomerates	7,357,375	—	—	7,357,375
Insurance	13,672,104	—	—	13,672,104
Internet Software & Services	10,861,642	—	—	10,861,642
IT Services	42,526,671	—	—	42,526,671
Leisure Equipment & Products	3,380,491	—	—	3,380,491
Life Sciences Tools & Services	17,497,396	—	—	17,497,396
Machinery	65,101,461	—	—	65,101,461
Media.	15,122,336	—	—	15,122,336
Metals & Mining	19,141,767	—	—	19,141,767
Multi-Utilities	8,470,536	—	—	8,470,536
Oil, Gas & Consumable Fuels	18,717,130	—	—	18,717,130
Personal Products	2,469,098	—	—	2,469,098
Pharmaceuticals	7,892,831	—	—	7,892,831
Professional Services	4,991,428	—	—	4,991,428
Real Estate Investment Trusts (REITs)	95,978,286	—	—	95,978,286
Road & Rail	25,471,964	—	—	25,471,964
Semiconductors & Semiconductor Equipment	34,135,893	—	—	34,135,893
Software	63,770,580	—	—	63,770,580
Specialty Retail	8,002,551	—	—	8,002,551
Technology Hardware, Storage & Peripherals	6,548,507	—	—	6,548,507
Textiles, Apparel & Luxury Goods	10,743,340	—	—	10,743,340
Thrifts & Mortgage Finance	3,455,182	—	—	3,455,182
Trading Companies & Distributors	8,675,865	—	—	8,675,865
Water Utilities	3,582,495	—	—	3,582,495
Short-Term Investments	10,526,475	—	—	10,526,475

TOTAL INVESTMENTS	$1,019,119,665	$—	$—	$1,019,119,665

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,947	$254,947	$15,880,345	$15,231,929	$—	$—	903,363	$903,363	$2,973
State Street Navigator Securities Lending Government Money Market Portfolio	5,370,521	5,370,521	31,010,186	26,757,595	—	—	9,623,112	9,623,112	28,164

TOTAL		$5,625,468	$46,890,531	$41,989,524	$—	$—		$10,526,475	$31,137

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Esterline Technologies Corp. (a)	24,429	$2,202,274
KLX, Inc. (a)	47,558	2,517,245
Orbital ATK, Inc.	53,536	7,128,854
Teledyne Technologies, Inc. (a)	10,624	1,691,128

		13,539,501

AIRLINES — 0.7%
JetBlue Airways Corp. (a)	305,639	5,663,491

AUTO COMPONENTS — 0.7%
Cooper Tire & Rubber Co. (b)	48,178	1,801,857
Dana, Inc.	135,122	3,778,011

		5,579,868

BANKS — 8.9%
Associated Banc-Corp.	140,322	3,402,808
BancorpSouth, Inc.	79,287	2,541,148
Bank of Hawaii Corp.	12,077	1,006,739
Cathay General Bancorp	71,015	2,854,803
Chemical Financial Corp.	24,632	1,287,268
Cullen/Frost Bankers, Inc.	26,797	2,543,571
East West Bancorp, Inc.	48,083	2,874,402
FNB Corp.	302,166	4,239,389
Fulton Financial Corp.	82,484	1,546,575
Hancock Holding Co.	79,019	3,828,471
International Bancshares Corp.	24,869	997,247
MB Financial, Inc.	33,280	1,498,266
PacWest Bancorp	112,044	5,659,342
Prosperity Bancshares, Inc.	64,471	4,237,679
Signature Bank (a)	17,044	2,182,314
SVB Financial Group (a)	19,233	3,598,302
Synovus Financial Corp.	55,156	2,540,485
TCF Financial Corp.	158,589	2,702,357
Texas Capital Bancshares, Inc. (a)	15,881	1,362,590
Trustmark Corp.	34,401	1,139,361
UMB Financial Corp.	13,219	984,683
Umpqua Holdings Corp.	206,121	4,021,421
United Bankshares, Inc.	54,242	2,015,090
Valley National Bancorp	246,519	2,970,554
Webster Financial Corp.	31,354	1,647,653
Wintrust Financial Corp.	52,061	4,076,897

		67,759,415

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	3,724	581,689

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	12,049	1,412,022

CAPITAL MARKETS — 2.7%
Eaton Vance Corp.	41,169	2,032,514
FactSet Research Systems, Inc. (b)	10,281	1,851,711
Federated Investors, Inc. Class B	44,742	1,328,838
Janus Henderson Group PLC (b)	167,606	5,839,393
Legg Mason, Inc.	81,430	3,201,013
SEI Investments Co.	47,387	2,893,450
Stifel Financial Corp.	64,018	3,422,402

		20,569,321

CHEMICALS — 3.5%
Ashland Global Holdings, Inc.	58,246	3,808,706
Cabot Corp.	57,655	3,217,149
Chemours Co.	79,383	4,017,574
NewMarket Corp.	3,849	1,638,712
Olin Corp.	154,111	5,278,302
PolyOne Corp.	76,418	3,059,012
RPM International, Inc.	46,913	2,408,513
Sensient Technologies Corp.	15,262	1,173,953
Valvoline, Inc.	89,974	2,109,890

		26,711,811

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink’s Co.	46,812	3,943,911
Clean Harbors, Inc. (a)	48,716	2,762,197
Deluxe Corp.	15,629	1,140,292
Herman Miller, Inc.	56,300	2,021,170
HNI Corp.	17,550	727,799
Pitney Bowes, Inc.	174,140	2,439,701

		13,035,070

COMMUNICATIONS EQUIPMENT — 1.5%
ARRIS International PLC (a)	96,499	2,749,256
Brocade Communications Systems, Inc.	135,807	1,622,894
Ciena Corp. (a)	132,510	2,911,245
NetScout Systems, Inc. (a)	82,982	2,684,468
Plantronics, Inc.	9,672	427,696
ViaSat, Inc. (a) (b)	17,511	1,126,307

		11,521,866

CONSTRUCTION & ENGINEERING — 1.6%
AECOM (a)	145,707	5,363,475
Dycom Industries, Inc. (a) (b)	14,250	1,223,790
EMCOR Group, Inc.	28,990	2,011,326
KBR, Inc.	129,443	2,314,441
Valmont Industries, Inc.	10,172	1,608,193

		12,521,225

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	31,682	2,734,473
Bemis Co., Inc.	84,258	3,839,637
Greif, Inc. Class A	24,293	1,422,112
Owens-Illinois, Inc. (a)	150,810	3,794,380
Silgan Holdings, Inc.	68,390	2,012,718
Sonoco Products Co.	44,690	2,254,610

		16,057,930

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc.	57,410	2,058,149
Graham Holdings Co. Class B	4,348	2,544,015
Service Corp. International	65,843	2,271,583

		6,873,747

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Frontier Communications Corp. (b)	73,816	870,291

ELECTRIC UTILITIES — 3.4%
Great Plains Energy, Inc.	200,387	6,071,726
Hawaiian Electric Industries, Inc.	100,629	3,357,990
IDACORP, Inc.	47,137	4,144,756
OGE Energy Corp.	185,674	6,689,834
PNM Resources, Inc.	73,700	2,970,110

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Westar Energy, Inc.	53,156	$2,636,538

		25,870,954

ELECTRICAL EQUIPMENT — 0.7%
Hubbell, Inc.	19,235	2,231,645
Regal Beloit Corp.	41,296	3,262,384

		5,494,029

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Arrow Electronics, Inc. (a)	82,022	6,595,389
Avnet, Inc.	114,305	4,492,186
Belden, Inc.	19,949	1,606,493
Jabil, Inc.	166,532	4,754,489
Keysight Technologies, Inc. (a)	73,717	3,071,050
Knowles Corp. (a)	83,838	1,280,206
National Instruments Corp.	50,976	2,149,658
SYNNEX Corp.	27,268	3,449,675
Tech Data Corp. (a)	32,482	2,886,026
Trimble, Inc. (a)	82,746	3,247,780
VeriFone Systems, Inc. (a)	103,166	2,092,206
Vishay Intertechnology, Inc.	123,832	2,328,042

		37,953,200

ENERGY EQUIPMENT & SERVICES — 2.5%
Core Laboratories NV (b)	20,696	2,042,695
Diamond Offshore Drilling, Inc. (a) (b)	60,753	880,919
Dril-Quip, Inc. (a)	35,768	1,579,157
Ensco PLC Class A (b)	285,218	1,702,752
Nabors Industries, Ltd.	267,561	2,159,217
Oceaneering International, Inc.	91,725	2,409,616
Patterson-UTI Energy, Inc.	106,505	2,230,215
Rowan Cos. PLC Class A (a)	104,571	1,343,737
Superior Energy Services, Inc. (a)	85,151	909,413
Transocean, Ltd. (a) (b)	365,894	3,937,019

		19,194,740

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Alexander & Baldwin, Inc.	19,585	907,373
CoreCivic, Inc. REIT	110,458	2,956,961
Cousins Properties, Inc. REIT	388,782	3,631,224
JBG SMITH Properties REIT (a)	43,864	1,500,587
Quality Care Properties, Inc. REIT (a)	87,973	1,363,581

		10,359,726

FOOD & STAPLES RETAILING — 0.9%
Casey’s General Stores, Inc. (b)	35,463	3,881,425
Sprouts Farmers Market, Inc. (a)	59,180	1,110,809
United Natural Foods, Inc. (a)	47,599	1,979,642

		6,971,876

FOOD PRODUCTS — 3.2%
Dean Foods Co.	85,776	933,243
Flowers Foods, Inc. (b)	170,405	3,205,318
Hain Celestial Group, Inc. (a)	96,011	3,950,853
Ingredion, Inc.	35,199	4,246,407
Lamb Weston Holdings, Inc.	52,046	2,440,437
Sanderson Farms, Inc. (b)	18,600	3,004,272
Snyder’s-Lance, Inc.	78,808	3,005,737
Tootsie Roll Industries, Inc. (b)	5,548	210,824
TreeHouse Foods, Inc. (a) (b)	53,249	3,606,555

		24,603,646

GAS UTILITIES — 3.5%
Atmos Energy Corp.	98,888	8,290,770
National Fuel Gas Co. (b)	36,017	2,038,922
New Jersey Resources Corp.	80,081	3,375,414
ONE Gas, Inc.	48,516	3,572,718
UGI Corp.	161,244	7,555,894
WGL Holdings, Inc.	25,020	2,106,684

		26,940,402

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Globus Medical, Inc. Class A (a)	36,013	1,070,306
Halyard Health, Inc. (a)	43,890	1,976,367
Hill-Rom Holdings, Inc.	23,097	1,709,178
LivaNova PLC (a)	40,063	2,806,814
STERIS PLC	79,001	6,983,688
Teleflex, Inc.	17,709	4,285,047

		18,831,400

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a) (b)	60,586	2,893,587
LifePoint Health, Inc. (a)	37,069	2,146,295
MEDNAX, Inc. (a)	33,338	1,437,535
Molina Healthcare, Inc. (a) (b)	41,171	2,830,918
Owens & Minor, Inc.	57,849	1,689,191
Tenet Healthcare Corp. (a) (b)	75,470	1,239,972

		12,237,498

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	169,844	2,416,880

HOTELS, RESTAURANTS & LEISURE — 0.5%
Cracker Barrel Old Country Store, Inc. (b)	6,343	961,726
ILG, Inc.	42,966	1,148,481
International Speedway Corp. Class A	23,726	854,136
Six Flags Entertainment Corp.	16,300	993,322

		3,957,665

HOUSEHOLD DURABLES — 2.3%
CalAtlantic Group, Inc.	70,405	2,578,935
Helen of Troy, Ltd. (a)	25,327	2,454,186
KB Home	78,404	1,891,105
Tempur Sealy International, Inc. (a) (b)	17,251	1,113,035
Toll Brothers, Inc.	141,340	5,861,370
TRI Pointe Group, Inc. (a)	139,824	1,930,969
Tupperware Brands Corp.	27,778	1,717,236

		17,546,836

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	22,039	1,014,896

INSURANCE — 7.5%
Alleghany Corp. (a)	14,358	7,954,475
American Financial Group, Inc.	63,767	6,596,696
Aspen Insurance Holdings, Ltd.	56,102	2,266,521
CNO Financial Group, Inc.	156,837	3,660,576
First American Financial Corp.	102,650	5,129,420
Genworth Financial, Inc. Class A (a)	460,064	1,771,246
Hanover Insurance Group, Inc.	39,341	3,813,323
Kemper Corp.	45,789	2,426,817
Mercury General Corp.	34,314	1,945,261
Old Republic International Corp.	227,672	4,482,862
Reinsurance Group of America, Inc.	59,987	8,369,986
RenaissanceRe Holdings, Ltd.	20,197	2,729,423

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

WR Berkley Corp.	89,064	$5,944,131

		57,090,737

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	30,154	1,177,514

INTERNET SOFTWARE & SERVICES — 0.2%
Cars.com, Inc. (a) (b)	65,982	1,755,781

IT SERVICES — 2.5%
Acxiom Corp. (a)	40,780	1,004,819
Convergys Corp.	50,236	1,300,610
DST Systems, Inc.	56,079	3,077,615
Leidos Holdings, Inc.	132,162	7,826,634
Sabre Corp.	99,840	1,807,104
Teradata Corp. (a) (b)	116,964	3,952,214

		18,968,996

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	82,327	4,607,842
Polaris Industries, Inc. (b)	28,023	2,932,047

		7,539,889

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	9,535	2,118,868
Charles River Laboratories International, Inc. (a)	16,676	1,801,341
PAREXEL International Corp. (a)	24,413	2,150,297

		6,070,506

MACHINERY — 3.6%
AGCO Corp.	61,227	4,516,716
Donaldson Co., Inc.	36,173	1,661,788
ITT, Inc.	81,609	3,612,831
Kennametal, Inc.	40,998	1,653,859
Oshkosh Corp.	33,582	2,771,858
Terex Corp.	78,762	3,545,865
Timken Co.	63,507	3,083,265
Trinity Industries, Inc.	140,440	4,480,036
Wabtec Corp. (b)	27,647	2,094,260

		27,420,478

MARINE — 0.4%
Kirby Corp. (a)	49,743	3,280,551

MEDIA — 1.6%
AMC Networks, Inc. Class A (a)	16,760	979,957
Cinemark Holdings, Inc.	42,810	1,550,150
John Wiley & Sons, Inc. Class A	22,393	1,198,025
Live Nation Entertainment, Inc. (a)	60,059	2,615,569
Meredith Corp. (b)	16,429	911,810
New York Times Co. Class A	117,798	2,308,841
TEGNA, Inc.	198,754	2,649,391

		12,213,743

METALS & MINING — 2.3%
Allegheny Technologies, Inc. (b)	102,399	2,447,336
Carpenter Technology Corp.	43,104	2,070,285
Commercial Metals Co.	106,772	2,031,871
Compass Minerals International, Inc. (b)	17,551	1,139,060
Reliance Steel & Aluminum Co.	67,674	5,154,729
Steel Dynamics, Inc.	73,169	2,522,136
United States Steel Corp. (b)	80,546	2,066,810

		17,432,227

MULTI-UTILITIES — 1.2%
Black Hills Corp. (b)	20,077	1,382,703
NorthWestern Corp.	44,773	2,549,375
Vectren Corp.	77,093	5,070,406

		9,002,484

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	40,854	2,188,549
Dillard’s, Inc. Class A (b)	19,297	1,081,983

		3,270,532

OIL, GAS & CONSUMABLE FUELS — 3.4%
Callon Petroleum Co. (a) (b)	94,244	1,059,302
CONSOL Energy, Inc. (a)	191,906	3,250,888
Energen Corp. (a)	52,650	2,878,902
Gulfport Energy Corp. (a)	63,804	914,949
HollyFrontier Corp.	164,652	5,922,532
Matador Resources Co. (a) (b)	43,444	1,179,505
PBF Energy, Inc. Class A (b)	101,374	2,798,936
QEP Resources, Inc. (a)	139,856	1,198,566
SM Energy Co.	50,301	892,340
Southwestern Energy Co. (a)	210,139	1,283,949
World Fuel Services Corp.	63,446	2,151,454
WPX Energy, Inc. (a)	172,508	1,983,842

		25,515,165

PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp.	57,851	2,510,155
Louisiana-Pacific Corp. (a)	134,065	3,630,480

		6,140,635

PERSONAL PRODUCTS — 0.8%
Avon Products, Inc. (a)	415,172	967,351
Edgewell Personal Care Co. (a)	52,837	3,844,948
Nu Skin Enterprises, Inc. Class A	14,456	888,755

		5,701,054

PHARMACEUTICALS — 1.1%
Catalent, Inc. (a)	67,847	2,708,452
Endo International PLC (a)	185,332	1,587,369
Mallinckrodt PLC (a)	90,104	3,367,186
Prestige Brands Holdings, Inc. (a)	21,490	1,076,434

		8,739,441

PROFESSIONAL SERVICES — 1.0%
ManpowerGroup, Inc.	62,037	7,309,199

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
American Campus Communities, Inc. REIT	51,650	2,280,348
Camden Property Trust REIT	40,484	3,702,262
Corporate Office Properties Trust REIT	29,075	954,532
CyrusOne, Inc. REIT	40,608	2,393,029
EPR Properties REIT	23,359	1,629,057
GEO Group, Inc. REIT	54,787	1,473,770
Healthcare Realty Trust, Inc. REIT	34,709	1,122,489
Highwoods Properties, Inc. REIT	40,483	2,108,759
Hospitality Properties Trust REIT	152,174	4,335,437
LaSalle Hotel Properties REIT	104,675	3,037,669
Life Storage, Inc. REIT	43,508	3,559,390
Mack-Cali Realty Corp. REIT	32,854	778,968
Medical Properties Trust, Inc. REIT	338,047	4,438,557

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc. REIT	57,915	$2,412,739
Omega Healthcare Investors, Inc. REIT (b)	184,028	5,872,334
Potlatch Corp. REIT	12,879	656,829
Rayonier, Inc. REIT	66,311	1,915,725
Sabra Health Care REIT, Inc.	80,045	1,756,187
Senior Housing Properties Trust REIT	220,537	4,311,498
Tanger Factory Outlet Centers, Inc. REIT	28,093	686,031
Taubman Centers, Inc. REIT	25,627	1,273,662
Urban Edge Properties REIT	34,473	831,489
Washington Prime Group, Inc. REIT	174,233	1,451,361

		52,982,122

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc.	42,288	5,222,568

ROAD & RAIL — 1.0%
Genesee & Wyoming, Inc. Class A (a)	30,098	2,227,553
Ryder System, Inc.	49,194	4,159,353
Werner Enterprises, Inc.	42,173	1,541,423

		7,928,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Cree, Inc. (a)	91,813	2,588,209
Cypress Semiconductor Corp. (b)	180,150	2,705,853
First Solar, Inc. (a)	75,590	3,468,069
Synaptics, Inc. (a) (b)	30,885	1,210,074
Teradyne, Inc.	78,891	2,941,845
Versum Materials, Inc.	37,930	1,472,443

		14,386,493

SOFTWARE — 0.5%
ACI Worldwide, Inc. (a)	58,764	1,338,644
Manhattan Associates, Inc. (a)	21,650	899,990
PTC, Inc. (a)	32,584	1,833,828

		4,072,462

SPECIALTY RETAIL — 3.0%
Aaron’s, Inc.	57,624	2,514,135
American Eagle Outfitters, Inc.	157,232	2,248,418
AutoNation, Inc. (a) (b)	60,358	2,864,591
Bed Bath & Beyond, Inc.	133,762	3,139,394
GameStop Corp. Class A	94,395	1,950,201
Michaels Cos., Inc. (a)	52,014	1,116,741
Murphy USA, Inc. (a)	30,993	2,138,517
Office Depot, Inc.	482,585	2,190,936
Sally Beauty Holdings, Inc. (a)	53,111	1,039,913
Williams-Sonoma, Inc. (b)	73,768	3,678,072

		22,880,918

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	29,296	392,273
Diebold Nixdorf, Inc. (b)	71,368	1,630,759

		2,023,032

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Deckers Outdoor Corp. (a)	14,789	1,011,715

THRIFTS & MORTGAGE FINANCE — 0.8%
New York Community Bancorp, Inc.	454,440	5,857,732

TRADING COMPANIES & DISTRIBUTORS — 0.6%
GATX Corp. (b)	19,865	1,222,889
NOW, Inc. (a)	101,174	1,397,213
Watsco, Inc.	11,412	1,838,131

		4,458,233

WATER UTILITIES — 0.4%
Aqua America, Inc. (b)	79,653	2,643,683

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	84,937	2,368,893

TOTAL COMMON STOCKS (Cost $716,185,538)		760,556,107

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	611,817	611,817
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,308,056	15,308,056

TOTAL SHORT-TERM INVESTMENTS (Cost $15,919,873)		15,919,873

TOTAL INVESTMENTS — 101.9% (Cost $732,105,411)		776,475,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(14,362,595)

NET ASSETS — 100.0%		$762,113,385

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$13,539,501	$—	$—	$13,539,501
Airlines	5,663,491	—	—	5,663,491
Auto Components	5,579,868	—	—	5,579,868
Banks	67,759,415	—	—	67,759,415
Beverages	581,689	—	—	581,689
Biotechnology	1,412,022	—	—	1,412,022
Capital Markets	20,569,321	—	—	20,569,321
Chemicals	26,711,811	—	—	26,711,811
Commercial Services & Supplies	13,035,070	—	—	13,035,070
Communications Equipment	11,521,866	—	—	11,521,866
Construction & Engineering	12,521,225	—	—	12,521,225
Containers & Packaging	16,057,930	—	—	16,057,930
Diversified Consumer Services	6,873,747	—	—	6,873,747
Diversified Telecommunication Services	870,291	—	—	870,291
Electric Utilities	25,870,954	—	—	25,870,954
Electrical Equipment	5,494,029	—	—	5,494,029
Electronic Equipment, Instruments & Components	37,953,200	—	—	37,953,200
Energy Equipment & Services	19,194,740	—	—	19,194,740
Equity Real Estate Investment Trusts (REITs)	10,359,726	—	—	10,359,726
Food & Staples Retailing	6,971,876	—	—	6,971,876
Food Products	24,603,646	—	—	24,603,646
Gas Utilities	26,940,402	—	—	26,940,402
Health Care Equipment & Supplies	18,831,400	—	—	18,831,400
Health Care Providers & Services	12,237,498	—	—	12,237,498
Health Care Technology	2,416,880	—	—	2,416,880
Hotels, Restaurants & Leisure	3,957,665	—	—	3,957,665
Household Durables	17,546,836	—	—	17,546,836
Household Products	1,014,896	—	—	1,014,896
Insurance	57,090,737	—	—	57,090,737
Internet & Catalog Retail	1,177,514	—	—	1,177,514
Internet Software & Services	1,755,781	—	—	1,755,781
IT Services	18,968,996	—	—	18,968,996
Leisure Equipment & Products	7,539,889	—	—	7,539,889
Life Sciences Tools & Services	6,070,506	—	—	6,070,506
Machinery	27,420,478	—	—	27,420,478
Marine	3,280,551	—	—	3,280,551
Media	12,213,743	—	—	12,213,743
Metals & Mining	17,432,227	—	—	17,432,227
Multi-Utilities	9,002,484	—	—	9,002,484
Multiline Retail	3,270,532	—	—	3,270,532
Oil, Gas & Consumable Fuels	25,515,165	—	—	25,515,165
Paper & Forest Products	6,140,635	—	—	6,140,635
Personal Products	5,701,054	—	—	5,701,054
Pharmaceuticals	8,739,441	—	—	8,739,441
Professional Services	7,309,199	—	—	7,309,199
Real Estate Investment Trusts (REITs)	52,982,122	—	—	52,982,122
Real Estate Management & Development	5,222,568	—	—	5,222,568
Road & Rail	7,928,329	—	—	7,928,329
Semiconductors & Semiconductor Equipment	14,386,493	—	—	14,386,493
Software	4,072,462	—	—	4,072,462
Specialty Retail	22,880,918	—	—	22,880,918

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$2,023,032	$—	$—	$2,023,032
Textiles, Apparel & Luxury Goods	1,011,715	—	—	1,011,715
Thrifts & Mortgage Finance.	5,857,732	—	—	5,857,732
Trading Companies & Distributors	4,458,233	—	—	4,458,233
Water Utilities	2,643,683	—	—	2,643,683
Wireless Telecommunication Services	2,368,893	—	—	2,368,893
Short-Term Investments	15,919,873	—	—	15,919,873

TOTAL INVESTMENTS	$776,475,980	$—	$—	$776,475,980

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,006,370	$2,006,370	$6,842,914	$8,237,467	$—	$—	611,817	$611,817	$2,455
State Street Navigator Securities Lending Government Money Market Portfolio	3,435,702	3,435,702	33,798,345	21,925,991	—	—	15,308,056	15,308,056	54,755

TOTAL		$5,442,072	$40,641,259	$30,163,458	$—	$—		$15,919,873	$57,210

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	34,364	$1,298,272
Aerojet Rocketdyne Holdings, Inc. (a)	80,758	2,827,337
Aerovironment, Inc. (a)	22,892	1,238,915
Axon Enterprise, Inc. (a) (b)	56,292	1,276,140
Cubic Corp.	26,852	1,369,452
Engility Holdings, Inc. (a)	18,823	652,782
Mercury Systems, Inc. (a)	51,659	2,680,069
Moog, Inc. Class A (a)	34,652	2,891,016
National Presto Industries, Inc.	5,251	558,969
Triumph Group, Inc. (b)	53,325	1,586,419

		16,379,371

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	27,149	1,786,404
Echo Global Logistics, Inc. (a)	29,229	550,967
Forward Air Corp.	32,525	1,861,406
Hub Group, Inc. Class A (a)	36,076	1,549,464

		5,748,241

AIRLINES — 0.8%
Allegiant Travel Co.	13,407	1,765,702
Hawaiian Holdings, Inc. (a)	57,146	2,145,832
SkyWest, Inc.	55,602	2,440,928

		6,352,462

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	89,164	1,567,503
Cooper-Standard Holdings, Inc. (a)	17,027	1,974,621
Dorman Products, Inc. (a)	32,439	2,323,281
Fox Factory Holding Corp. (a)	40,005	1,724,216
Gentherm, Inc. (a)	39,724	1,475,747
LCI Industries	26,657	3,088,213
Motorcar Parts of America, Inc. (a)	19,880	585,665
Standard Motor Products, Inc.	22,087	1,065,698
Superior Industries International, Inc.	25,045	416,999

		14,221,943

AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	30,676	1,372,751

BANKS — 7.5%
Ameris Bancorp	39,968	1,918,464
Banc of California, Inc. (b)	45,345	940,909
Banner Corp.	35,423	2,170,721
Boston Private Financial Holdings, Inc.	91,146	1,508,466
Brookline Bancorp, Inc.	83,073	1,287,632
Central Pacific Financial Corp.	32,865	1,057,596
City Holding Co.	16,791	1,207,441
Columbia Banking System, Inc.	62,859	2,646,992
Community Bank System, Inc.	54,768	3,025,932
Customers Bancorp, Inc. (a)	31,434	1,025,377
CVB Financial Corp.	110,431	2,669,117
Fidelity Southern Corp.	23,050	544,902
First BanCorp (a)	196,790	1,007,565
First Commonwealth Financial Corp.	104,079	1,470,636
First Financial Bancorp	66,827	1,747,526
First Financial Bankshares, Inc.	71,213	3,218,828
First Midwest Bancorp, Inc.	110,584	2,589,877
Glacier Bancorp, Inc.	83,943	3,169,688

Great Western Bancorp, Inc.	62,710	2,588,669
Hanmi Financial Corp.	34,853	1,078,700
Hope Bancorp, Inc.	138,327	2,449,771
Independent Bank Corp.	29,427	2,196,726
LegacyTexas Financial Group, Inc.	45,463	1,814,883
National Bank Holdings Corp. Class A	28,763	1,026,551
NBT Bancorp, Inc.	46,681	1,714,126
OFG Bancorp	47,312	432,905
Old National Bancorp	145,984	2,671,507
Opus Bank	19,653	471,672
S&T Bancorp, Inc.	37,683	1,491,493
ServisFirst Bancshares, Inc.	48,396	1,880,185
Simmons First National Corp. Class A	34,419	1,992,860
Southside Bancshares, Inc.	29,777	1,082,692
Tompkins Financial Corp.	13,283	1,144,198
United Community Banks, Inc.	78,582	2,242,730
Westamerica Bancorporation	28,301	1,685,042

		61,172,379

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	5,000	1,078,750

BIOTECHNOLOGY — 2.1%
Acorda Therapeutics, Inc. (a)	50,220	1,187,703
AMAG Pharmaceuticals, Inc. (a)	37,580	693,351
Cytokinetics, Inc. (a)	56,661	821,584
Eagle Pharmaceuticals, Inc. (a) (b)	9,262	552,386
Emergent BioSolutions, Inc. (a)	37,717	1,525,653
Enanta Pharmaceuticals, Inc. (a)	15,371	719,363
Ligand Pharmaceuticals, Inc. (a)	22,521	3,066,234
MiMedx Group, Inc. (a) (b)	111,473	1,324,299
Momenta Pharmaceuticals, Inc. (a)	81,399	1,505,881
Myriad Genetics, Inc. (a) (b)	73,294	2,651,777
Progenics Pharmaceuticals, Inc. (a) (b)	75,258	553,899
Repligen Corp. (a)	40,186	1,539,928
Spectrum Pharmaceuticals, Inc. (a)	85,489	1,202,830

		17,344,888

BUILDING PRODUCTS — 2.1%
AAON, Inc.	43,643	1,504,592
American Woodmark Corp. (a)	15,422	1,484,367
Apogee Enterprises, Inc. (b)	31,155	1,503,540
Gibraltar Industries, Inc. (a)	34,035	1,060,190
Griffon Corp.	33,251	738,172
Insteel Industries, Inc.	19,587	511,417
Patrick Industries, Inc. (a)	17,027	1,431,971
PGT Innovations, Inc. (a)	52,770	788,912
Quanex Building Products Corp.	36,891	846,648
Simpson Manufacturing Co., Inc.	45,766	2,244,365
Trex Co., Inc. (a)	31,597	2,845,942
Universal Forest Products, Inc.	22,022	2,161,680

		17,121,796

CAPITAL MARKETS — 2.1%
Donnelley Financial Solutions, Inc. (a)	36,383	784,418
Evercore, Inc. Class A	42,183	3,385,186
Financial Engines, Inc.	67,599	2,349,065
Greenhill & Co., Inc. (b)	29,367	487,492
Interactive Brokers Group, Inc. Class A (b)	76,790	3,458,622
INTL. FCStone, Inc. (a)	16,832	645,002

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Investment Technology Group, Inc.	35,737	$791,217
Piper Jaffray Cos.	15,218	903,188
Virtus Investment Partners, Inc.	7,689	892,308
Waddell & Reed Financial, Inc. Class A (b)	90,095	1,808,207
WisdomTree Investments, Inc.	123,550	1,257,739

		16,762,444

CHEMICALS — 3.0%
A Schulman, Inc.	31,404	1,072,447
AdvanSix, Inc. (a)	32,841	1,305,430
American Vanguard Corp.	28,316	648,436
Balchem Corp.	34,320	2,789,873
Calgon Carbon Corp.	54,087	1,157,462
Flotek Industries, Inc. (a)	62,317	289,774
FutureFuel Corp.	27,459	432,205
Hawkins, Inc.	10,172	415,018
HB Fuller Co.	54,239	3,149,116
Ingevity Corp. (a)	45,219	2,824,831
Innophos Holdings, Inc.	20,769	1,021,627
Innospec, Inc.	26,111	1,609,743
Koppers Holdings, Inc. (a)	22,419	1,034,637
Kraton Corp. (a)	33,269	1,345,398
LSB Industries, Inc. (a)	21,129	167,764
Quaker Chemical Corp.	14,316	2,118,052
Rayonier Advanced Materials, Inc.	46,531	637,475
Stepan Co.	21,275	1,779,866
Tredegar Corp.	26,945	485,010

		24,284,164

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	59,884	2,497,762
Brady Corp. Class A	51,582	1,957,537
Essendant, Inc.	40,278	530,461
Healthcare Services Group, Inc.	78,526	4,238,048
Interface, Inc.	65,766	1,440,275
LSC Communications, Inc.	37,711	622,609
Matthews International Corp. Class A	34,682	2,158,955
Mobile Mini, Inc.	47,603	1,639,923
Multi-Color Corp.	14,906	1,221,547
RR Donnelley & Sons Co.	74,550	767,865
Team, Inc. (a) (b)	32,189	429,723
Tetra Tech, Inc.	60,864	2,833,219
UniFirst Corp.	16,560	2,508,840
US Ecology, Inc.	23,283	1,252,625
Viad Corp.	21,969	1,337,912

		25,437,301

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	51,711	1,241,064
Applied Optoelectronics, Inc. (a) (b)	20,571	1,330,327
Black Box Corp.	15,973	51,912
CalAmp Corp. (a)	37,688	876,246
Comtech Telecommunications Corp.	24,972	512,675
Digi International, Inc. (a)	28,607	303,234
Harmonic, Inc. (a) (b)	84,890	258,914
Lumentum Holdings, Inc. (a) (b)	66,119	3,593,568
NETGEAR, Inc. (a)	33,770	1,607,452
Oclaro, Inc. (a) (b)	180,109	1,554,341
Viavi Solutions, Inc. (a)	243,297	2,301,590

		13,631,323

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	35,816	833,797
Comfort Systems USA, Inc.	40,077	1,430,749
MYR Group, Inc. (a)	17,657	514,525
Orion Group Holdings, Inc. (a)	29,224	191,709

		2,970,780

CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	16,202	1,236,213

CONSUMER FINANCE — 1.2%
Encore Capital Group, Inc. (a)	25,449	1,127,391
Enova International, Inc. (a)	35,935	483,326
EZCORP, Inc. Class A (a)	55,473	526,993
Firstcash, Inc.	51,307	3,240,037
Green Dot Corp. Class A (a)	48,541	2,406,663
PRA Group, Inc. (a) (b)	48,208	1,381,159
World Acceptance Corp. (a)	6,478	536,961

		9,702,530

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	23,182	485,663

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	49,849	1,602,147

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	17,183	361,702
Capella Education Co.	12,374	868,036
Career Education Corp. (a)	70,066	727,986
Regis Corp. (a)	38,169	544,672
Strayer Education, Inc.	11,475	1,001,423

		3,503,819

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	11,854	624,706
Cincinnati Bell, Inc. (a)	44,941	892,079
Cogent Communications Holdings, Inc.	44,490	2,175,561
Consolidated Communications Holdings, Inc.	68,825	1,313,181
General Communication, Inc. Class A (a)	28,571	1,165,411
Iridium Communications, Inc. (a) (b)	89,572	922,592
Lumos Networks Corp. (a)	25,424	455,598
Vonage Holdings Corp. (a)	220,959	1,798,606

		9,347,734

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	54,748	4,231,473
El Paso Electric Co.	43,705	2,414,701

		6,646,174

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	28,044	1,365,743
Encore Wire Corp.	22,384	1,002,244
General Cable Corp.	53,540	1,009,229
Powell Industries, Inc.	9,008	270,150
Vicor Corp. (a)	16,859	397,872

		4,045,238

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	31,093	2,642,905
Badger Meter, Inc.	31,366	1,536,934

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Bel Fuse, Inc. Class B	10,090	$314,808
Benchmark Electronics, Inc. (a)	53,744	1,835,358
Control4 Corp. (a)	20,923	616,392
CTS Corp.	35,151	847,139
Daktronics, Inc.	42,969	454,182
Electro Scientific Industries, Inc. (a)	36,001	501,134
ePlus, Inc. (a)	15,134	1,399,138
Fabrinet (a)	40,206	1,490,034
FARO Technologies, Inc. (a)	17,813	681,347
II-VI, Inc. (a)	59,898	2,464,803
Insight Enterprises, Inc. (a)	38,240	1,755,981
Itron, Inc. (a)	36,632	2,837,148
KEMET Corp. (a)	52,600	1,111,438
Methode Electronics, Inc.	39,360	1,666,896
MTS Systems Corp.	18,236	974,714
OSI Systems, Inc. (a)	19,012	1,737,127
Park Electrochemical Corp.	19,972	369,482
Plexus Corp. (a)	36,217	2,031,049
Rogers Corp. (a)	19,467	2,594,562
Sanmina Corp. (a)	81,103	3,012,977
ScanSource, Inc. (a)	27,258	1,189,812
TTM Technologies, Inc. (a)	97,882	1,504,446

		35,569,806

ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	76,559	960,815
Atwood Oceanics, Inc. (a) (b)	86,907	816,057
Bristow Group, Inc. (b)	34,192	319,695
CARBO Ceramics, Inc. (a) (b)	22,154	191,189
Era Group, Inc. (a)	20,519	229,608
Exterran Corp. (a)	34,097	1,077,806
Geospace Technologies Corp. (a)	14,057	250,496
Gulf Island Fabrication, Inc.	14,148	179,680
Helix Energy Solutions Group, Inc. (a)	149,594	1,105,500
Matrix Service Co. (a)	27,962	425,022
McDermott International, Inc. (a)	306,423	2,227,695
Newpark Resources, Inc. (a)	91,454	914,540
Noble Corp. PLC (a) (b)	261,110	1,201,106
Oil States International, Inc. (a)	54,900	1,391,715
Pioneer Energy Services Corp. (a)	83,712	213,466
SEACOR Holdings, Inc. (a)	17,642	813,473
Tesco Corp. (a)	48,951	266,783
TETRA Technologies, Inc. (a)	122,783	351,159
Unit Corp. (a)	56,481	1,162,379
US Silica Holdings, Inc. (b)	87,405	2,715,673

		16,813,857

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Parkway, Inc. REIT	46,688	1,075,225
Whitestone REIT (b)	40,930	534,136

		1,609,361

FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	28,384	972,152
SpartanNash Co.	39,812	1,049,842
SUPERVALU, Inc. (a)	40,776	886,878

		2,908,872

FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	71,681	2,283,040

Bob Evans Farms, Inc.	21,291	1,650,265
Cal-Maine Foods, Inc. (a) (b)	32,125	1,320,337
Calavo Growers, Inc. (b)	16,975	1,242,570
Darling Ingredients, Inc. (a)	177,176	3,104,124
J&J Snack Foods Corp.	16,160	2,121,808
John B Sanfilippo & Son, Inc.	9,293	625,512
Seneca Foods Corp. Class A (a)	7,417	255,887

		12,603,543

GAS UTILITIES — 1.1%
Northwest Natural Gas Co.	30,803	1,983,713
South Jersey Industries, Inc.	85,504	2,952,453
Spire, Inc.	51,894	3,873,887

		8,810,053

HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abaxis, Inc.	24,389	1,088,969
Analogic Corp.	13,475	1,128,531
AngioDynamics, Inc. (a)	39,480	674,713
Anika Therapeutics, Inc. (a)	15,705	910,890
Cantel Medical Corp.	38,113	3,589,101
CONMED Corp.	26,729	1,402,471
CryoLife, Inc. (a)	35,738	811,253
Haemonetics Corp. (a)	56,403	2,530,803
Heska Corp. (a)	7,014	617,863
ICU Medical, Inc. (a)	16,157	3,002,778
Inogen, Inc. (a)	18,111	1,722,356
Integer Holdings Corp. (a)	30,306	1,550,152
Integra LifeSciences Holdings Corp. (a) (b)	67,981	3,431,681
Invacare Corp. (b)	34,688	546,336
Lantheus Holdings, Inc. (a)	31,562	561,804
LeMaitre Vascular, Inc.	16,061	601,003
Meridian Bioscience, Inc.	45,381	648,948
Merit Medical Systems, Inc. (a)	53,652	2,272,162
Natus Medical, Inc. (a)	35,865	1,344,937
Neogen Corp. (a)	41,110	3,184,381
OraSure Technologies, Inc. (a)	64,077	1,441,732
Orthofix International NV (a)	19,635	927,754
Surmodics, Inc. (a)	14,360	445,160
Varex Imaging Corp. (a)	40,656	1,375,799

		35,811,577

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aceto Corp.	32,246	362,123
Almost Family, Inc. (a)	13,532	726,668
Amedisys, Inc. (a)	30,598	1,712,264
AMN Healthcare Services, Inc. (a)	51,585	2,357,435
BioTelemetry, Inc. (a)	33,137	1,093,521
Chemed Corp.	17,198	3,474,856
Community Health Systems, Inc. (a) (b)	124,524	956,344
CorVel Corp. (a)	10,593	576,259
Cross Country Healthcare, Inc. (a)	42,005	597,731
Diplomat Pharmacy, Inc. (a)	51,048	1,057,204
Ensign Group, Inc.	51,016	1,152,451
HealthEquity, Inc. (a)	54,825	2,773,049
Kindred Healthcare, Inc.	93,202	633,774
Landauer, Inc.	10,402	700,055
LHC Group, Inc. (a)	17,371	1,231,951
Magellan Health, Inc. (a)	25,461	2,197,284
PharMerica Corp. (a)	33,471	980,700

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Providence Service Corp. (a)	12,370	$668,970
Quorum Health Corp. (a)	30,999	160,575
Select Medical Holdings Corp. (a)	113,561	2,180,371
Tivity Health, Inc. (a)	36,552	1,491,322
US Physical Therapy, Inc.	13,363	821,156

		27,906,063

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs & Systems, Inc. (b)	12,102	357,614
HealthStream, Inc. (a)	27,283	637,604
HMS Holdings Corp. (a)	90,239	1,792,146
Omnicell, Inc. (a)	39,963	2,040,111
Quality Systems, Inc. (a)	50,105	788,152

		5,615,627

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. Class A (a)	91,281	1,245,986
Biglari Holdings, Inc. (a)	1,079	359,620
BJ’s Restaurants, Inc. (a)	20,123	612,745
Boyd Gaming Corp.	87,947	2,291,019
Chuy’s Holdings, Inc. (a)	17,981	378,500
Dave & Buster’s Entertainment, Inc. (a)	45,290	2,376,819
DineEquity, Inc. (b)	19,422	834,758
El Pollo Loco Holdings, Inc. (a)	22,693	275,720
Fiesta Restaurant Group, Inc. (a) (b)	28,738	546,022
Marcus Corp.	20,305	562,449
Marriott Vacations Worldwide Corp.	25,886	3,223,584
Monarch Casino & Resort, Inc. (a)	11,710	462,896
Penn National Gaming, Inc. (a)	90,459	2,115,836
Red Robin Gourmet Burgers, Inc. (a)	13,695	917,565
Ruby Tuesday, Inc. (a)	64,022	137,007
Ruth’s Hospitality Group, Inc.	32,154	673,626
Scientific Games Corp. Class A (a) (b)	57,349	2,629,452
Shake Shack, Inc. Class A (a) (b)	19,805	658,120
Sonic Corp. (b)	45,411	1,155,710
Wingstop, Inc.	31,201	1,037,433

		22,494,867

HOUSEHOLD DURABLES — 2.0%
Cavco Industries, Inc. (a)	9,045	1,334,590
Ethan Allen Interiors, Inc. (b)	27,296	884,390
Installed Building Products, Inc. (a)	23,145	1,499,796
iRobot Corp. (a) (b)	29,774	2,294,385
La-Z-Boy, Inc.	51,478	1,384,758
LGI Homes, Inc. (a) (b)	18,476	897,379
M/I Homes, Inc. (a)	26,592	710,804
MDC Holdings, Inc.	44,450	1,476,185
Meritage Homes Corp. (a)	40,991	1,820,000
TopBuild Corp. (a)	37,969	2,474,440
Universal Electronics, Inc. (a)	15,418	977,501
William Lyon Homes Class A (a)	25,113	577,348

		16,331,576

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	10,971	426,114
Central Garden & Pet Co. Class A (a)	37,624	1,399,236
WD-40 Co.	15,042	1,683,200

		3,508,550

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	38,837	1,258,319

INSURANCE — 3.2%
American Equity Investment Life Holding Co.	95,392	2,773,999
AMERISAFE, Inc.	20,685	1,203,867
eHealth, Inc. (a)	18,236	435,658
Employers Holdings, Inc.	34,965	1,589,159
HCI Group, Inc.	8,976	343,332
Horace Mann Educators Corp.	43,814	1,724,081
Infinity Property & Casualty Corp.	11,870	1,118,154
Maiden Holdings, Ltd.	78,148	621,277
Navigators Group, Inc.	24,276	1,416,505
ProAssurance Corp.	57,456	3,139,970
RLI Corp.	41,705	2,392,199
Safety Insurance Group, Inc.	16,814	1,282,908
Selective Insurance Group, Inc.	62,743	3,378,711
Stewart Information Services Corp.	25,686	969,903
Third Point Reinsurance, Ltd. (a)	70,243	1,095,791
United Fire Group, Inc.	23,026	1,055,051
United Insurance Holdings Corp.	22,267	362,952
Universal Insurance Holdings, Inc.	34,930	803,390

		25,706,907

INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	18,391	239,819
Nutrisystem, Inc.	32,188	1,799,309
PetMed Express, Inc.	21,982	728,703
Shutterfly, Inc. (a)	35,590	1,725,403

		4,493,234

INTERNET SOFTWARE & SERVICES — 1.2%
Blucora, Inc. (a)	47,958	1,213,337
DHI Group, Inc. (a)	52,803	137,288
Liquidity Services, Inc. (a)	25,408	149,907
LivePerson, Inc. (a)	58,053	786,618
NIC, Inc.	73,170	1,254,865
QuinStreet, Inc. (a)	38,153	280,425
Shutterstock, Inc. (a)	19,561	651,186
SPS Commerce, Inc. (a)	18,356	1,040,969
Stamps.com, Inc. (a)	16,889	3,422,556
XO Group, Inc. (a)	26,448	520,232

		9,457,383

IT SERVICES — 1.7%
CACI International, Inc. Class A (a)	26,261	3,659,470
Cardtronics PLC Class A (a)	49,210	1,132,322
CSG Systems International, Inc.	36,410	1,460,041
ExlService Holdings, Inc. (a)	36,347	2,119,757
Forrester Research, Inc.	10,692	447,460
ManTech International Corp. Class A	27,617	1,219,291
Perficient, Inc. (a)	38,071	748,857
Sykes Enterprises, Inc. (a)	43,114	1,257,204
TeleTech Holdings, Inc.	15,155	632,721
Virtusa Corp. (a)	29,059	1,097,849

		13,774,972

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	100,851	1,455,280
Nautilus, Inc. (a)	32,787	554,100
Sturm Ruger & Co., Inc. (b)	19,001	982,352
Vista Outdoor, Inc. (a) (b)	61,409	1,408,722

		4,400,454

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	35,006	$1,925,330
Luminex Corp.	44,225	899,094

		2,824,424

MACHINERY — 5.5%
Actuant Corp. Class A	64,263	1,645,133
Alamo Group, Inc.	10,180	1,093,027
Albany International Corp. Class A	31,066	1,783,188
Astec Industries, Inc.	20,666	1,157,503
Barnes Group, Inc.	53,261	3,751,705
Briggs & Stratton Corp.	45,659	1,072,986
Chart Industries, Inc. (a)	33,070	1,297,336
CIRCOR International, Inc.	17,800	968,854
EnPro Industries, Inc.	22,842	1,839,466
ESCO Technologies, Inc.	27,806	1,666,970
Federal Signal Corp.	64,441	1,371,304
Franklin Electric Co., Inc.	41,508	1,861,634
Greenbrier Cos., Inc. (b)	30,522	1,469,634
Harsco Corp. (a)	86,284	1,803,336
Hillenbrand, Inc.	67,865	2,636,555
John Bean Technologies Corp.	34,063	3,443,769
Lindsay Corp.	11,407	1,048,303
Lydall, Inc. (a)	18,379	1,053,117
Mueller Industries, Inc.	61,940	2,164,803
Proto Labs, Inc. (a)	26,674	2,141,922
SPX Corp. (a)	45,644	1,339,195
SPX FLOW, Inc. (a)	45,527	1,755,521
Standex International Corp.	13,682	1,453,028
Tennant Co.	19,243	1,273,887
Titan International, Inc.	53,617	544,213
Wabash National Corp.	62,997	1,437,592
Watts Water Technologies, Inc. Class A	29,946	2,072,263

		45,146,244

MARINE — 0.2%
Matson, Inc.	46,451	1,308,989

MEDIA — 0.8%
EW Scripps Co. Class A (a)	59,237	1,132,019
Gannett Co., Inc.	122,330	1,100,970
New Media Investment Group, Inc.	57,119	844,790
Scholastic Corp.	29,973	1,114,996
Time, Inc.	107,721	1,454,233
World Wrestling Entertainment, Inc. Class A	42,251	995,011

		6,642,019

METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	339,014	1,895,088
Century Aluminum Co. (a)	53,380	885,040
Haynes International, Inc.	13,322	478,393
Kaiser Aluminum Corp.	18,101	1,866,937
Materion Corp.	21,413	923,971
Olympic Steel, Inc.	9,612	211,464
SunCoke Energy, Inc. (a)	68,955	630,249
TimkenSteel Corp. (a) (b)	41,722	688,413

		7,579,555

MULTI-UTILITIES — 0.4%
Avista Corp.	69,307	3,588,023

MULTILINE RETAIL — 0.5%
Fred’s, Inc. Class A (b)	37,831	243,632
JC Penney Co., Inc. (a) (b)	335,176	1,277,020
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	52,904	2,454,746

		3,975,398

OIL, GAS & CONSUMABLE FUELS — 1.2%
Bill Barrett Corp. (a)	81,286	348,717
Carrizo Oil & Gas, Inc. (a)	82,521	1,413,585
Cloud Peak Energy, Inc. (a)	78,745	288,207
Contango Oil & Gas Co. (a)	23,445	117,928
Denbury Resources, Inc. (a) (b)	424,617	568,987
Green Plains, Inc.	42,036	847,025
PDC Energy, Inc. (a)	70,898	3,476,129
REX American Resources Corp. (a)	6,194	581,183
SRC Energy, Inc. (a) (b)	216,317	2,091,785

		9,733,546

PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co. (a)	41,822	1,459,588
Clearwater Paper Corp. (a)	17,499	861,826
Deltic Timber Corp.	11,663	1,031,359
KapStone Paper and Packaging Corp.	93,173	2,002,288
Neenah Paper, Inc.	18,123	1,550,422
PH Glatfelter Co.	46,447	903,394
Schweitzer-Mauduit International, Inc.	33,067	1,370,958

		9,179,835

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	18,376	758,010
Medifast, Inc.	11,234	666,963

		1,424,973

PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	38,368	685,636
ANI Pharmaceuticals, Inc. (a)	10,321	541,749
Depomed, Inc. (a) (b)	66,283	383,779
Impax Laboratories, Inc. (a)	79,377	1,611,353
Innoviva, Inc. (a)	79,376	1,120,789
Lannett Co., Inc. (a) (b)	31,492	581,027
Medicines Co. (a) (b)	68,735	2,545,945
Nektar Therapeutics (a) (b)	168,112	4,034,688
Phibro Animal Health Corp. Class A	20,490	759,155
SciClone Pharmaceuticals, Inc. (a)	55,937	626,494
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	26,587	313,727
Supernus Pharmaceuticals, Inc. (a)	54,274	2,170,960

		15,375,302

PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	27,695	2,046,660
FTI Consulting, Inc. (a)	42,195	1,497,079
Heidrick & Struggles International, Inc.	19,778	418,305
Insperity, Inc.	19,803	1,742,664
Kelly Services, Inc. Class A	32,746	821,597
Korn/Ferry International	61,762	2,435,276
Navigant Consulting, Inc. (a)	49,892	844,173
On Assignment, Inc. (a)	53,411	2,867,102
Resources Connection, Inc.	31,782	441,770
TrueBlue, Inc. (a)	44,894	1,007,870

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

WageWorks, Inc. (a)	42,625	$2,587,337

		16,709,833

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.0%
Acadia Realty Trust REIT	90,013	2,576,172
Agree Realty Corp. REIT	30,836	1,513,431
American Assets Trust, Inc. REIT	44,640	1,775,333
Apollo Commercial Real Estate Finance, Inc. REIT (b)	103,263	1,870,093
Armada Hoffler Properties, Inc. REIT	48,041	663,446
ARMOUR Residential REIT, Inc. (b)	44,054	1,185,053
Capstead Mortgage Corp. REIT	102,312	987,311
CareTrust REIT, Inc.	83,241	1,584,909
CBL & Associates Properties, Inc. REIT (b)	184,043	1,544,121
Cedar Realty Trust, Inc. REIT	84,704	476,037
Chatham Lodging Trust REIT	42,270	901,196
Chesapeake Lodging Trust REIT	64,659	1,743,853
DiamondRock Hospitality Co. REIT	213,900	2,342,205
EastGroup Properties, Inc. REIT	36,870	3,248,984
Four Corners Property Trust, Inc. REIT	65,860	1,641,231
Franklin Street Properties Corp. REIT	115,613	1,227,810
Getty Realty Corp. REIT	35,280	1,009,361
Government Properties Income Trust REIT	102,933	1,932,052
Hersha Hospitality Trust REIT	41,954	783,281
Independence Realty Trust, Inc. REIT	87,121	886,021
Kite Realty Group Trust REIT	89,922	1,820,921
Lexington Realty Trust REIT	233,324	2,384,571
LTC Properties, Inc. REIT	42,500	1,996,650
National Storage Affiliates Trust REIT	48,042	1,164,538
Pennsylvania Real Estate Investment Trust REIT	74,490	781,400
PS Business Parks, Inc. REIT	21,372	2,853,162
Ramco-Gershenson Properties Trust REIT	85,406	1,111,132
Retail Opportunity Investments Corp. REIT	117,138	2,226,793
Saul Centers, Inc. REIT	12,970	802,973
Summit Hotel Properties, Inc. REIT	112,101	1,792,495
Universal Health Realty Income Trust REIT	13,496	1,018,813
Urstadt Biddle Properties, Inc. Class A, REIT	31,929	692,859

		48,538,207

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Forestar Group, Inc. (a) (b)	44,803	770,612
HFF, Inc. Class A	39,492	1,562,303
RE/MAX Holdings, Inc. Class A	19,023	1,208,912

		3,541,827

ROAD & RAIL — 0.6%
ArcBest Corp.	28,787	962,925
Heartland Express, Inc.	53,361	1,338,294
Marten Transport, Ltd.	41,489	852,599
Roadrunner Transportation Systems, Inc. (a)	34,141	325,364
Saia, Inc. (a)	27,402	1,716,735

		5,195,917

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	42,857	3,461,131
Brooks Automation, Inc.	75,277	2,285,410
Cabot Microelectronics Corp.	27,164	2,171,218
CEVA, Inc. (a)	23,309	997,625
Cohu, Inc.	31,653	754,607
Diodes, Inc. (a)	41,221	1,233,745
DSP Group, Inc. (a)	24,076	312,988
Kopin Corp. (a)	64,316	268,198
Kulicke & Soffa Industries, Inc. (a)	76,437	1,648,746
MaxLinear, Inc. (a)	64,619	1,534,701
MKS Instruments, Inc.	58,333	5,509,552
Nanometrics, Inc. (a)	26,966	776,621
Power Integrations, Inc.	31,889	2,334,275
Rambus, Inc. (a)	116,650	1,557,277
Rudolph Technologies, Inc. (a)	33,427	879,130
Semtech Corp. (a)	70,914	2,662,821
SolarEdge Technologies, Inc. (a)	37,703	1,076,421
Veeco Instruments, Inc. (a)	52,166	1,116,352
Xperi Corp.	53,482	1,353,095

		31,933,913

SOFTWARE — 2.0%
8x8, Inc. (a)	99,223	1,339,510
Agilysys, Inc. (a)	15,944	190,531
Barracuda Networks, Inc. (a)	42,991	1,041,672
Bottomline Technologies de, Inc. (a)	38,730	1,232,776
Ebix, Inc.	23,683	1,545,316
Gigamon, Inc. (a) (b)	39,989	1,685,536
MicroStrategy, Inc. Class A (a)	10,099	1,289,743
Monotype Imaging Holdings, Inc.	45,668	879,109
Progress Software Corp.	51,974	1,983,848
Qualys, Inc. (a)	33,686	1,744,935
Synchronoss Technologies, Inc. (a)	46,517	434,004
TiVo Corp.	130,679	2,593,978
VASCO Data Security International, Inc. (a)	31,825	383,491

		16,344,449

SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A	73,384	1,059,665
Asbury Automotive Group, Inc. (a)	20,075	1,226,582
Ascena Retail Group, Inc. (a) (b)	180,899	443,203
Barnes & Noble Education, Inc. (a)	41,298	268,850
Barnes & Noble, Inc.	59,153	449,563
Big 5 Sporting Goods Corp. (b)	22,568	172,645
Buckle, Inc. (b)	30,334	511,128
Caleres, Inc.	46,326	1,413,870
Cato Corp. Class A	26,729	353,625
Chico’s FAS, Inc.	138,717	1,241,517
Children’s Place, Inc. (b)	18,879	2,230,554
DSW, Inc. Class A	77,557	1,665,924
Express, Inc. (a)	83,738	566,069
Finish Line, Inc. Class A (b)	43,605	524,568
Five Below, Inc. (a)	59,404	3,260,091
Francesca’s Holdings Corp. (a)	40,608	298,875
Genesco, Inc. (a)	20,874	555,248
Group 1 Automotive, Inc.	20,964	1,519,051
Guess?, Inc.	64,045	1,090,686

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Haverty Furniture Cos., Inc.	20,708	$541,514
Hibbett Sports, Inc. (a)	22,224	316,692
Kirkland’s, Inc. (a)	17,486	199,865
Lithia Motors, Inc. Class A (b)	25,856	3,110,735
Lumber Liquidators Holdings, Inc. (a)	30,321	1,181,913
MarineMax, Inc. (a)	25,732	425,865
Monro, Inc. (b)	35,011	1,962,367
Rent-A-Center, Inc. (b)	56,628	650,089
RH (a)	20,084	1,412,307
Select Comfort Corp. (a)	43,858	1,361,791
Shoe Carnival, Inc.	13,354	298,863
Sonic Automotive, Inc. Class A (b)	26,836	547,454
Tailored Brands, Inc. (b)	52,351	755,948
Tile Shop Holdings, Inc.	37,024	470,205
Vitamin Shoppe, Inc. (a)	25,496	136,404
Zumiez, Inc. (a)	18,696	338,398

		32,562,124

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Cray, Inc. (a)	43,410	844,325
Electronics For Imaging, Inc. (a)	50,087	2,137,713
Super Micro Computer, Inc. (a)	40,942	904,818

		3,886,856

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Crocs, Inc. (a)	76,621	743,224
Fossil Group, Inc. (a) (b)	45,057	420,382
G-III Apparel Group, Ltd. (a) (b)	44,217	1,283,177
Iconix Brand Group, Inc. (a)	61,810	351,699
Movado Group, Inc.	16,275	455,700
Oxford Industries, Inc.	17,961	1,141,242
Perry Ellis International, Inc. (a)	13,654	323,054
Steven Madden, Ltd. (a)	56,896	2,463,597
Unifi, Inc. (a)	19,303	687,766
Vera Bradley, Inc. (a)	20,693	182,305
Wolverine World Wide, Inc.	103,963	2,999,332

		11,051,478

THRIFTS & MORTGAGE FINANCE — 1.7%
Bank Mutual Corp.	45,694	463,794
BofI Holding, Inc. (a) (b)	59,803	1,702,591
Dime Community Bancshares, Inc.	33,361	717,261
HomeStreet, Inc. (a)	29,042	784,134
LendingTree, Inc. (a)	8,093	1,978,334
Meta Financial Group, Inc.	9,375	735,000
Northfield Bancorp, Inc.	49,003	850,202
Northwest Bancshares, Inc.	110,313	1,905,106
Oritani Financial Corp.	41,334	694,411
Provident Financial Services, Inc.	64,893	1,730,696
TrustCo Bank Corp. NY	102,342	910,844
Walker & Dunlop, Inc. (a)	30,660	1,604,438

		14,076,811

TOBACCO — 0.2%
Universal Corp.	27,174	1,557,070

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	41,976	2,762,021
DXP Enterprises, Inc. (a)	16,549	521,128
Kaman Corp.	30,013	1,674,125

Veritiv Corp. (a)	12,391	402,707

		5,359,981

WATER UTILITIES — 0.5%
American States Water Co.	39,446	1,942,716
California Water Service Group	51,568	1,967,319

		3,910,035

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	21,642	332,205

TOTAL COMMON STOCKS (Cost $720,103,792)		811,302,146

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	1,694,058	1,694,058
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	15,080,078	15,080,078

TOTAL SHORT-TERM INVESTMENTS (Cost $16,774,136)		16,774,136

TOTAL INVESTMENTS — 101.8% (Cost $736,877,928)		828,076,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(14,914,499)

NET ASSETS — 100.0%		$813,161,783

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,379,371	$—	$—	$16,379,371
Air Freight & Logistics	5,748,241	—	—	5,748,241
Airlines	6,352,462	—	—	6,352,462
Auto Components	14,221,943	—	—	14,221,943
Automobiles	1,372,751	—	—	1,372,751
Banks	61,172,379	—	—	61,172,379
Beverages	1,078,750	—	—	1,078,750
Biotechnology	17,344,888	—	—	17,344,888
Building Products	17,121,796	—	—	17,121,796
Capital Markets	16,762,444	—	—	16,762,444
Chemicals	24,284,164	—	—	24,284,164
Commercial Services & Supplies	25,437,301	—	—	25,437,301
Communications Equipment	13,631,323	—	—	13,631,323
Construction & Engineering	2,970,780	—	—	2,970,780
Construction Materials	1,236,213	—	—	1,236,213
Consumer Finance	9,702,530	—	—	9,702,530
Containers & Packaging	485,663	—	—	485,663
Distributors	1,602,147	—	—	1,602,147
Diversified Consumer Services	3,503,819	—	—	3,503,819
Diversified Telecommunication Services	9,347,734	—	—	9,347,734
Electric Utilities	6,646,174	—	—	6,646,174
Electrical Equipment	4,045,238	—	—	4,045,238
Electronic Equipment, Instruments & Components	35,569,806	—	—	35,569,806
Energy Equipment & Services	16,813,857	—	—	16,813,857
Equity Real Estate Investment Trusts (REITs)	1,609,361	—	—	1,609,361
Food & Staples Retailing	2,908,872	—	—	2,908,872
Food Products	12,603,543	—	—	12,603,543
Gas Utilities	8,810,053	—	—	8,810,053
Health Care Equipment & Supplies	35,811,577	—	—	35,811,577
Health Care Providers & Services	27,906,063	—	—	27,906,063
Health Care Technology	5,615,627	—	—	5,615,627
Hotels, Restaurants & Leisure	22,494,867	—	—	22,494,867
Household Durables	16,331,576	—	—	16,331,576
Household Products	3,508,550	—	—	3,508,550
Industrial Conglomerates	1,258,319	—	—	1,258,319
Insurance	25,706,907	—	—	25,706,907
Internet & Catalog Retail	4,493,234	—	—	4,493,234
Internet Software & Services	9,457,383	—	—	9,457,383
IT Services	13,774,972	—	—	13,774,972
Leisure Equipment & Products	4,400,454	—	—	4,400,454
Life Sciences Tools & Services	2,824,424	—	—	2,824,424
Machinery	45,146,244	—	—	45,146,244
Marine	1,308,989	—	—	1,308,989
Media	6,642,019	—	—	6,642,019
Metals & Mining	7,579,555	—	—	7,579,555
Multi-Utilities	3,588,023	—	—	3,588,023
Multiline Retail	3,975,398	—	—	3,975,398
Oil, Gas & Consumable Fuels	9,733,546	—	—	9,733,546
Paper & Forest Products	9,179,835	—	—	9,179,835
Personal Products	1,424,973	—	—	1,424,973
Pharmaceuticals	15,375,302	—	—	15,375,302

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Professional Services	$16,709,833	$—	$—	$16,709,833
Real Estate Investment Trusts (REITs)	48,538,207	—	—	48,538,207
Real Estate Management & Development	3,541,827	—	—	3,541,827
Road & Rail	5,195,917	—	—	5,195,917
Semiconductors & Semiconductor Equipment	31,933,913	—	—	31,933,913
Software	16,344,449	—	—	16,344,449
Specialty Retail	32,562,124	—	—	32,562,124
Technology Hardware, Storage & Peripherals	3,886,856	—	—	3,886,856
Textiles, Apparel & Luxury Goods	11,051,478	—	—	11,051,478
Thrifts & Mortgage Finance	14,076,811	—	—	14,076,811
Tobacco	1,557,070	—	—	1,557,070
Trading Companies & Distributors	5,359,981	—	—	5,359,981
Water Utilities	3,910,035	—	—	3,910,035
Wireless Telecommunication Services	332,205	—	—	332,205
Short-Term Investments	16,774,136	—	—	16,774,136

TOTAL INVESTMENTS	$828,076,282	$—	$—	$828,076,282

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,256,276	$1,256,276	$7,646,055	$7,208,273	$—	$—	1,694,058	$1,694,058	$2,177
State Street Navigator Securities Lending Government Money Market Portfolio	15,886,619	15,886,619	28,744,495	29,551,036	—	—	15,080,078	15,080,078	207,787

TOTAL		$17,142,895	$36,390,550	$36,759,309	$—	$—		$16,774,136	$209,964

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	143,803	$5,034,543
Aerovironment, Inc. (a)	29,802	1,612,884
Axon Enterprise, Inc. (a) (b)	158,107	3,584,286
Mercury Systems, Inc. (a)	145,664	7,557,048

		17,788,761

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	62,004	3,548,489

AIRLINES — 1.0%
Allegiant Travel Co.	37,459	4,933,350
Hawaiian Holdings, Inc. (a)	160,224	6,016,411

		10,949,761

AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	91,422	6,547,644
Fox Factory Holding Corp. (a)	112,008	4,827,545
LCI Industries	75,831	8,785,021

		20,160,210

AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	85,946	3,846,083

BANKS — 9.1%
Ameris Bancorp	111,054	5,330,592
Boston Private Financial Holdings, Inc.	147,079	2,434,157
Brookline Bancorp, Inc.	149,219	2,312,894
Central Pacific Financial Corp.	91,333	2,939,096
City Holding Co.	25,958	1,866,640
Columbia Banking System, Inc.	92,633	3,900,776
Community Bank System, Inc. (b)	88,125	4,868,906
Customers Bancorp, Inc. (a)	86,843	2,832,819
CVB Financial Corp. (b)	177,974	4,301,632
First BanCorp (a)	553,708	2,834,985
First Commonwealth Financial Corp.	186,661	2,637,520
First Financial Bancorp	122,373	3,200,054
First Financial Bankshares, Inc. (b)	200,070	9,043,164
First Midwest Bancorp, Inc.	178,234	4,174,240
Glacier Bancorp, Inc.	162,948	6,152,916
Great Western Bancorp, Inc.	103,799	4,284,823
Hanmi Financial Corp.	97,437	3,015,675
Independent Bank Corp.	52,197	3,896,506
LegacyTexas Financial Group, Inc.	128,856	5,143,932
National Bank Holdings Corp. Class A	80,503	2,873,152
NBT Bancorp, Inc.	79,425	2,916,486
ServisFirst Bancshares, Inc.	137,044	5,324,159
Simmons First National Corp. Class A	52,984	3,067,774
Southside Bancshares, Inc.	83,534	3,037,296
Tompkins Financial Corp.	38,089	3,280,986
United Community Banks, Inc.	222,615	6,353,432
Westamerica Bancorporation	47,468	2,826,245

		104,850,857

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	6,438	1,388,998

BIOTECHNOLOGY — 2.8%
AMAG Pharmaceuticals, Inc. (a)	106,975	1,973,689

Cytokinetics, Inc. (a)	155,319	2,252,126
Eagle Pharmaceuticals, Inc. (a) (b)	25,517	1,521,834
Emergent BioSolutions, Inc. (a)	50,665	2,049,399
Enanta Pharmaceuticals, Inc. (a)	44,407	2,078,248
Ligand Pharmaceuticals, Inc. (a)	63,620	8,661,863
MiMedx Group, Inc. (a) (b)	315,055	3,742,853
Momenta Pharmaceuticals, Inc. (a)	228,016	4,218,296
Progenics Pharmaceuticals, Inc. (a) (b)	220,109	1,620,002
Repligen Corp. (a)	111,717	4,280,995

		32,399,305

BUILDING PRODUCTS — 3.6%
AAON, Inc.	124,063	4,277,072
American Woodmark Corp. (a)	23,275	2,240,219
Apogee Enterprises, Inc. (b)	51,065	2,464,397
Gibraltar Industries, Inc. (a)	94,553	2,945,326
Griffon Corp.	94,075	2,088,465
Insteel Industries, Inc.	56,830	1,483,831
Patrick Industries, Inc. (a)	47,735	4,014,514
PGT Innovations, Inc. (a)	153,713	2,298,009
Quanex Building Products Corp.	103,815	2,382,554
Simpson Manufacturing Co., Inc.	128,325	6,293,058
Trex Co., Inc. (a)	89,491	8,060,454
Universal Forest Products, Inc.	30,900	3,033,144

		41,581,043

CAPITAL MARKETS — 1.7%
Evercore, Inc. Class A	119,323	9,575,671
Financial Engines, Inc.	124,684	4,332,769
Greenhill & Co., Inc. (b)	36,625	607,975
Piper Jaffray Cos.	43,527	2,583,327
WisdomTree Investments, Inc. (b)	223,245	2,272,634

		19,372,376

CHEMICALS — 3.2%
A Schulman, Inc.	37,419	1,277,859
Balchem Corp.	97,267	7,906,834
Flotek Industries, Inc. (a)	68,723	319,562
Hawkins, Inc.	17,619	718,855
Ingevity Corp. (a)	128,157	8,005,968
Innophos Holdings, Inc.	43,556	2,142,520
Innospec, Inc.	35,633	2,196,774
Koppers Holdings, Inc. (a)	38,145	1,760,392
Kraton Corp. (a)	95,474	3,860,968
Quaker Chemical Corp.	40,305	5,963,125
Stepan Co.	37,751	3,158,249

		37,311,106

COMMERCIAL SERVICES & SUPPLIES — 3.8%
ABM Industries, Inc.	81,737	3,409,250
Brady Corp. Class A	103,067	3,911,393
Healthcare Services Group, Inc.	147,036	7,935,533
Matthews International Corp. Class A	68,687	4,275,766
Mobile Mini, Inc.	59,499	2,049,741
Multi-Color Corp.	27,231	2,231,580
Tetra Tech, Inc.	172,148	8,013,489
UniFirst Corp.	27,389	4,149,433
US Ecology, Inc.	67,125	3,611,325
Viad Corp.	61,321	3,734,449

		43,321,959

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	90,175	$2,164,200
Applied Optoelectronics, Inc. (a) (b)	20,199	1,306,269
CalAmp Corp. (a)	48,979	1,138,762
Lumentum Holdings, Inc. (a) (b)	186,820	10,153,667
NETGEAR, Inc. (a)	53,917	2,566,449
Oclaro, Inc. (a) (b)	504,616	4,354,836

		21,684,183

CONSTRUCTION & ENGINEERING — 0.2%
MYR Group, Inc. (a)	51,550	1,502,167
Orion Group Holdings, Inc. (a)	92,362	605,895

		2,108,062

CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	30,645	2,338,213

CONSUMER FINANCE — 0.3%
Green Dot Corp. Class A (a)	69,069	3,424,441

DIVERSIFIED CONSUMER SERVICES — 0.4%
Capella Education Co.	35,792	2,510,809
Career Education Corp. (a)	115,663	1,201,739
Strayer Education, Inc.	15,646	1,365,426

		5,077,974

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	15,769	831,026
Cincinnati Bell, Inc. (a)	71,919	1,427,592
Cogent Communications Holdings, Inc.	123,729	6,050,348
Consolidated Communications Holdings, Inc.	123,359	2,353,690
Lumos Networks Corp. (a)	35,270	632,039
Vonage Holdings Corp. (a)	261,756	2,130,694

		13,425,389

ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	50,857	2,476,736
Vicor Corp. (a)	49,694	1,172,778

		3,649,514

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Badger Meter, Inc.	87,073	4,266,577
Bel Fuse, Inc. Class B	15,791	492,679
Control4 Corp. (a)	16,080	473,717
CTS Corp.	98,278	2,368,500
ePlus, Inc. (a)	22,021	2,035,841
Fabrinet (a)	111,793	4,143,048
FARO Technologies, Inc. (a)	26,615	1,018,024
II-VI, Inc. (a)	167,571	6,895,547
Itron, Inc. (a)	102,473	7,936,534
KEMET Corp. (a)	91,400	1,931,282
Methode Electronics, Inc.	60,940	2,580,809
Rogers Corp. (a)	38,690	5,156,603
TTM Technologies, Inc. (a)	274,106	4,213,009

		43,512,170

ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	89,606	1,124,555
Geospace Technologies Corp. (a)	15,884	283,053

Helix Energy Solutions Group, Inc. (a)	177,671	1,312,989
McDermott International, Inc. (a)	375,679	2,731,186
Pioneer Energy Services Corp. (a)	96,014	244,836
Tesco Corp. (a)	42,768	233,085
TETRA Technologies, Inc. (a)	103,289	295,406
Unit Corp. (a)	65,103	1,339,820
US Silica Holdings, Inc. (b)	247,295	7,683,456

		15,248,386

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Parkway, Inc. REIT	64,263	1,479,977
Whitestone REIT (b)	87,000	1,135,350

		2,615,327

FOOD & STAPLES RETAILING — 0.3%
SpartanNash Co.	113,444	2,991,518

FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	198,985	6,337,672
Bob Evans Farms, Inc.	32,264	2,500,783
Calavo Growers, Inc. (b)	47,200	3,455,040
J&J Snack Foods Corp.	25,357	3,329,374
John B Sanfilippo & Son, Inc.	11,179	752,458

		16,375,327

GAS UTILITIES — 0.7%
South Jersey Industries, Inc.	241,766	8,348,180

HEALTH CARE EQUIPMENT & SUPPLIES — 6.2%
Abaxis, Inc.	39,403	1,759,344
Analogic Corp.	16,144	1,352,060
Anika Therapeutics, Inc. (a)	30,247	1,754,326
Cantel Medical Corp.	107,790	10,150,584
CryoLife, Inc. (a)	100,011	2,270,250
Haemonetics Corp. (a)	81,937	3,676,513
Heska Corp. (a)	19,513	1,718,900
ICU Medical, Inc. (a)	45,564	8,468,069
Inogen, Inc. (a)	31,524	2,997,932
Integra LifeSciences Holdings Corp. (a) (b)	121,046	6,110,402
Lantheus Holdings, Inc. (a)	89,572	1,594,382
LeMaitre Vascular, Inc.	44,992	1,683,601
Meridian Bioscience, Inc.	59,923	856,899
Merit Medical Systems, Inc. (a)	149,979	6,351,611
Natus Medical, Inc. (a)	45,587	1,709,513
Neogen Corp. (a)	116,141	8,996,282
OraSure Technologies, Inc. (a)	182,218	4,099,905
Orthofix International NV (a)	21,060	995,085
Surmodics, Inc. (a)	37,835	1,172,885
Varex Imaging Corp. (a)	114,617	3,878,639

		71,597,182

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AMN Healthcare Services, Inc. (a)	146,150	6,679,055
BioTelemetry, Inc. (a)	92,733	3,060,189
Chemed Corp.	25,310	5,113,886
CorVel Corp. (a)	11,631	632,726
Cross Country Healthcare, Inc. (a)	109,177	1,553,589
Ensign Group, Inc.	73,225	1,654,153
HealthEquity, Inc. (a) (b)	85,443	4,321,707

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Landauer, Inc.	28,371	$1,909,368
Magellan Health, Inc. (a)	34,268	2,957,328
Tivity Health, Inc. (a)	52,516	2,142,653
US Physical Therapy, Inc.	37,751	2,319,799

		32,344,453

HEALTH CARE TECHNOLOGY — 1.1%
HealthStream, Inc. (a)	79,592	1,860,065
HMS Holdings Corp. (a)	255,176	5,067,796
Omnicell, Inc. (a)	112,023	5,718,774

		12,646,635

HOTELS, RESTAURANTS & LEISURE — 3.1%
Belmond, Ltd. Class A (a)	251,045	3,426,764
Biglari Holdings, Inc. (a)	1,850	616,587
Chuy’s Holdings, Inc. (a)	49,378	1,039,407
Dave & Buster’s Entertainment, Inc. (a)	128,246	6,730,350
DineEquity, Inc. (b)	28,546	1,226,907
El Pollo Loco Holdings, Inc. (a)	35,702	433,779
Marcus Corp.	55,936	1,549,427
Marriott Vacations Worldwide Corp.	51,124	6,366,472
Ruth’s Hospitality Group, Inc.	42,813	896,932
Scientific Games Corp. Class A (a)	160,743	7,370,067
Shake Shack, Inc. Class A (a) (b)	40,428	1,343,423
Sonic Corp. (b)	80,172	2,040,377
Wingstop, Inc.	87,080	2,895,410

		35,935,902

HOUSEHOLD DURABLES — 2.2%
Ethan Allen Interiors, Inc.	41,290	1,337,796
Installed Building Products, Inc. (a)	64,406	4,173,509
iRobot Corp. (a) (b)	83,545	6,437,978
LGI Homes, Inc. (a) (b)	53,494	2,598,204
TopBuild Corp. (a)	108,342	7,060,648
Universal Electronics, Inc. (a)	43,278	2,743,825
William Lyon Homes Class A (a)	31,551	725,357

		25,077,317

HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	30,009	1,165,550
Central Garden & Pet Co. Class A (a)	104,616	3,890,669
WD-40 Co.	26,370	2,950,803

		8,007,022

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	65,049	2,107,588

INSURANCE — 0.7%
AMERISAFE, Inc.	32,796	1,908,727
RLI Corp.	59,472	3,411,314
Universal Insurance Holdings, Inc.	98,136	2,257,128

		7,577,169

INTERNET & CATALOG RETAIL — 1.0%
Nutrisystem, Inc.	89,806	5,020,155
PetMed Express, Inc.	39,893	1,322,453
Shutterfly, Inc. (a)	99,771	4,836,898

		11,179,506

INTERNET SOFTWARE & SERVICES — 1.7%
DHI Group, Inc. (a)	49,863	129,644
LivePerson, Inc. (a)	70,431	954,340

NIC, Inc.	198,239	3,399,799
Shutterstock, Inc. (a)	54,940	1,828,952
SPS Commerce, Inc. (a)	51,608	2,926,690
Stamps.com, Inc. (a)	47,818	9,690,318
XO Group, Inc. (a)	35,278	693,918

		19,623,661

IT SERVICES — 0.9%
Cardtronics PLC Class A (a)	138,924	3,196,641
CSG Systems International, Inc.	64,117	2,571,092
ExlService Holdings, Inc. (a)	66,820	3,896,943
Forrester Research, Inc.	29,772	1,245,958

		10,910,634

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	156,677	2,260,849
Nautilus, Inc. (a)	62,350	1,053,715
Vista Outdoor, Inc. (a)	78,092	1,791,431

		5,105,995

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Cambrex Corp. (a)	68,537	3,769,535
Luminex Corp.	126,657	2,574,937

		6,344,472

MACHINERY — 5.3%
Actuant Corp. Class A	86,486	2,214,042
Alamo Group, Inc.	18,379	1,973,353
Albany International Corp. Class A	52,989	3,041,569
Astec Industries, Inc.	57,279	3,208,197
Barnes Group, Inc.	82,967	5,844,195
Chart Industries, Inc. (a)	45,043	1,767,037
CIRCOR International, Inc.	24,538	1,335,603
EnPro Industries, Inc.	33,618	2,707,257
ESCO Technologies, Inc.	77,249	4,631,078
Franklin Electric Co., Inc.	61,500	2,758,275
Harsco Corp. (a)	115,442	2,412,738
Hillenbrand, Inc.	96,300	3,741,255
John Bean Technologies Corp.	96,105	9,716,215
Lindsay Corp.	15,958	1,466,540
Lydall, Inc. (a)	51,786	2,967,338
Proto Labs, Inc. (a)	75,198	6,038,399
Tennant Co.	34,369	2,275,228
Watts Water Technologies, Inc. Class A	46,599	3,224,651

		61,322,970

MEDIA — 0.2%
World Wrestling Entertainment, Inc. Class A	118,781	2,797,293

METALS & MINING — 0.3%
AK Steel Holding Corp. (a) (b)	539,001	3,013,016

MULTILINE RETAIL — 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	149,727	6,947,333

OIL, GAS & CONSUMABLE FUELS — 1.1%
Bill Barrett Corp. (a)	98,792	423,818
Carrizo Oil & Gas, Inc. (a)	121,678	2,084,344
Contango Oil & Gas Co. (a)	23,382	117,611
Denbury Resources, Inc. (a) (b)	465,765	624,125
PDC Energy, Inc. (a)	112,366	5,509,305

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

REX American Resources Corp. (a)	9,197	$862,955
SRC Energy, Inc. (a) (b)	276,430	2,673,078

		12,295,236

PAPER & FOREST PRODUCTS — 0.4%
Deltic Timber Corp.	19,969	1,765,858
Neenah Paper, Inc.	32,774	2,803,816

		4,569,674

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	24,663	1,017,349
Medifast, Inc.	19,367	1,149,819

		2,167,168

PHARMACEUTICALS — 2.2%
Amphastar Pharmaceuticals, Inc. (a)	73,116	1,306,583
ANI Pharmaceuticals, Inc. (a)	26,787	1,406,050
Depomed, Inc. (a) (b)	103,213	597,603
Innoviva, Inc. (a)	222,455	3,141,065
Medicines Co. (a) (b)	72,631	2,690,252
Nektar Therapeutics (a)	275,014	6,600,336
Phibro Animal Health Corp. Class A	24,149	894,721
SciClone Pharmaceuticals, Inc. (a)	163,621	1,832,555
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	77,528	914,830
Supernus Pharmaceuticals, Inc. (a)	153,344	6,133,760

		25,517,755

PROFESSIONAL SERVICES — 1.9%
Exponent, Inc.	50,944	3,764,762
Insperity, Inc.	55,472	4,881,536
Navigant Consulting, Inc. (a)	145,101	2,455,109
On Assignment, Inc. (a)	74,170	3,981,445
WageWorks, Inc. (a)	120,351	7,305,306

		22,388,158

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Acadia Realty Trust REIT	107,573	3,078,739
Agree Realty Corp. REIT	87,452	4,292,144
American Assets Trust, Inc. REIT	124,001	4,931,520
Apollo Commercial Real Estate Finance, Inc. REIT (b)	78,523	1,422,052
Armada Hoffler Properties, Inc. REIT	59,982	828,352
CareTrust REIT, Inc.	232,358	4,424,096
CBL & Associates Properties, Inc. REIT (b)	113,752	954,379
Chatham Lodging Trust REIT	60,820	1,296,682
DiamondRock Hospitality Co. REIT	320,135	3,505,478
EastGroup Properties, Inc. REIT	104,321	9,192,767
Four Corners Property Trust, Inc. REIT	185,648	4,626,348
Franklin Street Properties Corp. REIT	164,210	1,743,910
Getty Realty Corp. REIT	99,582	2,849,041
Hersha Hospitality Trust REIT	70,157	1,309,831
Independence Realty Trust, Inc. REIT	73,507	747,566
Lexington Realty Trust REIT	655,709	6,701,346
LTC Properties, Inc. REIT	78,080	3,668,199
National Storage Affiliates Trust REIT	132,421	3,209,885
Pennsylvania Real Estate Investment Trust REIT	95,521	1,002,015

PS Business Parks, Inc. REIT	39,321	5,249,354
Ramco-Gershenson Properties Trust REIT	191,902	2,496,645
Retail Opportunity Investments Corp. REIT	219,958	4,181,402
Saul Centers, Inc. REIT	25,896	1,603,221
Summit Hotel Properties, Inc. REIT	316,258	5,056,966
Universal Health Realty Income Trust REIT	24,233	1,829,349
Urstadt Biddle Properties, Inc. Class A, REIT	92,482	2,006,859

		82,208,146

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
HFF, Inc. Class A	75,667	2,993,387

ROAD & RAIL — 0.6%
Heartland Express, Inc.	94,169	2,361,759
Marten Transport, Ltd.	58,202	1,196,051
Saia, Inc. (a)	45,631	2,858,782

		6,416,592

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Advanced Energy Industries, Inc. (a)	121,433	9,806,929
Brooks Automation, Inc.	106,816	3,242,934
Cabot Microelectronics Corp.	75,750	6,054,697
CEVA, Inc. (a)	67,762	2,900,214
Kopin Corp. (a) (b)	74,236	309,564
Kulicke & Soffa Industries, Inc. (a)	111,184	2,398,239
MaxLinear, Inc. (a)	181,191	4,303,286
MKS Instruments, Inc.	164,598	15,546,281
Nanometrics, Inc. (a)	76,209	2,194,819
Power Integrations, Inc.	89,938	6,583,462
Rambus, Inc. (a)	326,964	4,364,969
Rudolph Technologies, Inc. (a)	94,675	2,489,953
Semtech Corp. (a)	124,785	4,685,677
Veeco Instruments, Inc. (a)	72,385	1,549,039
Xperi Corp.	148,163	3,748,524

		70,178,587

SOFTWARE — 3.4%
8x8, Inc. (a)	274,262	3,702,537
Barracuda Networks, Inc. (a)	77,094	1,867,988
Bottomline Technologies de, Inc. (a)	56,571	1,800,655
Ebix, Inc.	66,535	4,341,409
Gigamon, Inc. (a) (b)	111,956	4,718,945
MicroStrategy, Inc. Class A (a)	15,094	1,927,655
Monotype Imaging Holdings, Inc.	50,598	974,011
Progress Software Corp.	144,474	5,514,573
Qualys, Inc. (a)	96,339	4,990,360
Synchronoss Technologies, Inc. (a) (b)	127,665	1,191,114
TiVo Corp.	369,331	7,331,220
VASCO Data Security International, Inc. (a)	35,190	424,040

		38,784,507

SPECIALTY RETAIL — 2.4%
Chico’s FAS, Inc.	185,424	1,659,545
Children’s Place, Inc. (b)	52,803	6,238,675
DSW, Inc. Class A	59,758	1,283,602

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Five Below, Inc. (a)	167,888	$9,213,693
Francesca’s Holdings Corp. (a)	111,182	818,300
Hibbett Sports, Inc. (a)	34,548	492,309
Monro, Inc. (b)	43,429	2,434,195
Select Comfort Corp. (a)	69,332	2,152,759
Tailored Brands, Inc. (b)	68,519	989,414
Tile Shop Holdings, Inc.	107,959	1,371,079
Zumiez, Inc. (a)	52,232	945,399

		27,598,970

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a)	71,533	3,053,028
Super Micro Computer, Inc. (a)	61,530	1,359,813

		4,412,841

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Iconix Brand Group, Inc. (a)	60,728	345,542
Oxford Industries, Inc.	23,617	1,500,624
Steven Madden, Ltd. (a)	97,169	4,207,418

		6,053,584

THRIFTS & MORTGAGE FINANCE — 2.6%
Bank Mutual Corp.	79,322	805,118
BofI Holding, Inc. (a) (b)	167,500	4,768,725
Dime Community Bancshares, Inc.	52,497	1,128,685
LendingTree, Inc. (a)	22,715	5,552,682
Meta Financial Group, Inc.	26,200	2,054,080
Northfield Bancorp, Inc.	137,228	2,380,906
Northwest Bancshares, Inc.	187,011	3,229,680
Oritani Financial Corp.	58,363	980,498
Provident Financial Services, Inc.	98,683	2,631,876
TrustCo Bank Corp. NY	161,049	1,433,336
Walker & Dunlop, Inc. (a)	85,023	4,449,254

		29,414,840

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	78,278	5,150,692

WATER UTILITIES — 0.7%
American States Water Co.	52,913	2,605,965
California Water Service Group	145,763	5,560,859

		8,166,824

TOTAL COMMON STOCKS (Cost $1,005,482,909)		1,148,172,741

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	1,345,824	1,345,824
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	21,451,158	21,451,158

TOTAL SHORT-TERM INVESTMENTS (Cost $22,796,982)		22,796,982

TOTAL INVESTMENTS — 101.7% (Cost $1,028,279,891)		1,170,969,723
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(19,459,180)

NET ASSETS — 100.0%		$1,151,510,543

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,788,761	$—	$—	$17,788,761
Air Freight & Logistics	3,548,489	—	—	3,548,489
Airlines	10,949,761	—	—	10,949,761
Auto Components	20,160,210	—	—	20,160,210
Automobiles	3,846,083	—	—	3,846,083
Banks	104,850,857	—	—	104,850,857
Beverages	1,388,998	—	—	1,388,998
Biotechnology	32,399,305	—	—	32,399,305
Building Products	41,581,043	—	—	41,581,043
Capital Markets	19,372,376	—	—	19,372,376
Chemicals	37,311,106	—	—	37,311,106
Commercial Services & Supplies	43,321,959	—	—	43,321,959

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$21,684,183	$—	$—	$21,684,183
Construction & Engineering	2,108,062	—	—	2,108,062
Construction Materials	2,338,213	—	—	2,338,213
Consumer Finance	3,424,441	—	—	3,424,441
Diversified Consumer Services	5,077,974	—	—	5,077,974
Diversified Telecommunication Services	13,425,389	—	—	13,425,389
Electrical Equipment	3,649,514	—	—	3,649,514
Electronic Equipment, Instruments & Components	43,512,170	—	—	43,512,170
Energy Equipment & Services	15,248,386	—	—	15,248,386
Equity Real Estate Investment Trusts (REITs)	2,615,327	—	—	2,615,327
Food & Staples Retailing	2,991,518	—	—	2,991,518
Food Products	16,375,327	—	—	16,375,327
Gas Utilities	8,348,180	—	—	8,348,180
Health Care Equipment & Supplies	71,597,182	—	—	71,597,182
Health Care Providers & Services	32,344,453	—	—	32,344,453
Health Care Technology	12,646,635	—	—	12,646,635
Hotels, Restaurants & Leisure	35,935,902	—	—	35,935,902
Household Durables	25,077,317	—	—	25,077,317
Household Products	8,007,022	—	—	8,007,022
Industrial Conglomerates	2,107,588	—	—	2,107,588
Insurance	7,577,169	—	—	7,577,169
Internet & Catalog Retail	11,179,506	—	—	11,179,506
Internet Software & Services	19,623,661	—	—	19,623,661
IT Services	10,910,634	—	—	10,910,634
Leisure Equipment & Products	5,105,995	—	—	5,105,995
Life Sciences Tools & Services	6,344,472	—	—	6,344,472
Machinery	61,322,970	—	—	61,322,970
Media	2,797,293	—	—	2,797,293
Metals & Mining	3,013,016	—	—	3,013,016
Multiline Retail	6,947,333	—	—	6,947,333
Oil, Gas & Consumable Fuels	12,295,236	—	—	12,295,236
Paper & Forest Products	4,569,674	—	—	4,569,674
Personal Products	2,167,168	—	—	2,167,168
Pharmaceuticals	25,517,755	—	—	25,517,755
Professional Services	22,388,158	—	—	22,388,158
Real Estate Investment Trusts (REITs)	82,208,146	—	—	82,208,146
Real Estate Management & Development	2,993,387	—	—	2,993,387
Road & Rail	6,416,592	—	—	6,416,592
Semiconductors & Semiconductor Equipment	70,178,587	—	—	70,178,587
Software	38,784,507	—	—	38,784,507
Specialty Retail	27,598,970	—	—	27,598,970
Technology Hardware, Storage & Peripherals	4,412,841	—	—	4,412,841
Textiles, Apparel & Luxury Goods	6,053,584	—	—	6,053,584
Thrifts & Mortgage Finance	29,414,840	—	—	29,414,840
Trading Companies & Distributors	5,150,692	—	—	5,150,692
Water Utilities	8,166,824	—	—	8,166,824
Short-Term Investments	22,796,982	—	—	22,796,982

TOTAL INVESTMENTS	$1,170,969,723	$—	$—	$1,170,969,723

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,598,792	$1,598,792	$8,420,768	$8,673,736	$—	$—	1,345,824	$1,345,824	$3,407
State Street Navigator Securities Lending Government Money Market Portfolio	24,444,615	24,444,615	39,851,077	42,844,534	—	—	21,451,158	21,451,158	124,874

TOTAL		$26,043,407	$48,271,845	$51,518,270	$—	$—		$22,796,982	$128,281

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	80,284	$3,033,130
Aerojet Rocketdyne Holdings, Inc. (a)	67,509	2,363,490
Aerovironment, Inc. (a)	27,484	1,487,434
Cubic Corp.	62,388	3,181,788
Engility Holdings, Inc. (a)	43,415	1,505,632
Moog, Inc. Class A (a)	81,022	6,759,666
National Presto Industries, Inc.	12,132	1,291,451
Triumph Group, Inc.	124,928	3,716,608

		23,339,199

AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	63,522	4,179,747
Echo Global Logistics, Inc. (a)	67,934	1,280,556
Forward Air Corp.	24,694	1,413,238
Hub Group, Inc. Class A (a)	82,756	3,554,370

		10,427,911

AIRLINES — 0.6%
SkyWest, Inc.	130,208	5,716,131

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	209,379	3,680,883
Cooper-Standard Holdings, Inc. (a)	39,427	4,572,349
Gentherm, Inc. (a)	92,148	3,423,298
Motorcar Parts of America, Inc. (a)	47,954	1,412,725
Standard Motor Products, Inc.	50,446	2,434,020
Superior Industries International, Inc.	55,828	929,536

		16,452,811

BANKS — 5.9%
Banc of California, Inc. (b)	105,947	2,198,400
Banner Corp.	83,435	5,112,897
Boston Private Financial Holdings, Inc.	89,600	1,482,880
Brookline Bancorp, Inc.	70,707	1,095,959
City Holding Co.	18,075	1,299,773
Columbia Banking System, Inc.	69,022	2,906,516
Community Bank System, Inc.	52,678	2,910,459
CVB Financial Corp. (b)	105,899	2,559,579
Fidelity Southern Corp.	54,440	1,286,962
First Commonwealth Financial Corp.	88,629	1,252,328
First Financial Bancorp	54,382	1,422,089
First Midwest Bancorp, Inc.	107,313	2,513,270
Glacier Bancorp, Inc.	59,584	2,249,892
Great Western Bancorp, Inc.	62,170	2,566,378
Hope Bancorp, Inc.	322,908	5,718,701
Independent Bank Corp.	24,709	1,844,527
NBT Bancorp, Inc.	42,642	1,565,814
OFG Bancorp	112,870	1,032,761
Old National Bancorp	340,160	6,224,928
Opus Bank	46,703	1,120,872
S&T Bancorp, Inc.	88,087	3,486,483
Simmons First National Corp. Class A	36,173	2,094,417
Westamerica Bancorporation	26,306	1,566,259

		55,512,144

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	6,267	1,352,105

BIOTECHNOLOGY — 1.4%
Acorda Therapeutics, Inc. (a)	116,588	2,757,306
Emergent BioSolutions, Inc. (a)	47,758	1,931,811
Myriad Genetics, Inc. (a) (b)	171,823	6,216,556
Spectrum Pharmaceuticals, Inc. (a)	189,764	2,669,980

		13,575,653

BUILDING PRODUCTS — 0.6%
American Woodmark Corp. (a)	16,887	1,625,374
Apogee Enterprises, Inc. (b)	29,262	1,412,184
Universal Forest Products, Inc.	25,450	2,498,172

		5,535,730

CAPITAL MARKETS — 2.5%
Donnelley Financial Solutions, Inc. (a)	82,049	1,768,976
Financial Engines, Inc.	54,624	1,898,184
Greenhill & Co., Inc. (b)	38,967	646,852
Interactive Brokers Group, Inc. Class A (b)	179,271	8,074,366
INTL. FCStone, Inc. (a)	38,264	1,466,277
Investment Technology Group, Inc.	82,920	1,835,849
Virtus Investment Partners, Inc.	17,987	2,087,391
Waddell & Reed Financial, Inc. Class A (b)	207,457	4,163,662
WisdomTree Investments, Inc.	108,084	1,100,295

		23,041,852

CHEMICALS — 2.7%
A Schulman, Inc.	42,942	1,466,469
AdvanSix, Inc. (a)	76,138	3,026,486
American Vanguard Corp.	66,385	1,520,217
Calgon Carbon Corp.	126,013	2,696,678
Flotek Industries, Inc. (a)	80,312	373,451
FutureFuel Corp.	64,531	1,015,718
Hawkins, Inc.	9,603	391,802
HB Fuller Co.	125,540	7,288,852
Innophos Holdings, Inc.	13,896	683,544
Innospec, Inc.	30,219	1,863,001
Koppers Holdings, Inc. (a)	19,603	904,679
LSB Industries, Inc. (a) (b)	48,918	388,409
Rayonier Advanced Materials, Inc.	106,649	1,461,091
Stepan Co.	17,821	1,490,905
Tredegar Corp.	64,604	1,162,872

		25,734,174

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	72,367	3,018,428
Brady Corp. Class A	34,057	1,292,463
Essendant, Inc.	94,864	1,249,359
Healthcare Services Group, Inc.	62,237	3,358,931
Interface, Inc.	155,320	3,401,508
LSC Communications, Inc.	87,591	1,446,127
Matthews International Corp. Class A	23,357	1,453,973
Mobile Mini, Inc.	60,820	2,095,249
Multi-Color Corp.	11,404	934,558
RR Donnelley & Sons Co. (b)	176,878	1,821,843
Team, Inc. (a) (b)	73,266	978,101
UniFirst Corp.	16,246	2,461,269

		23,511,809

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	46,075	$1,105,800
Applied Optoelectronics, Inc. (a) (b)	30,886	1,997,398
Black Box Corp.	38,100	123,825
CalAmp Corp. (a)	49,545	1,151,921
Comtech Telecommunications Corp.	60,525	1,242,578
Digi International, Inc. (a)	66,506	704,964
Harmonic, Inc. (a) (b)	200,706	612,153
NETGEAR, Inc. (a)	35,296	1,680,090
Viavi Solutions, Inc. (a)	565,887	5,353,291

		13,972,020

CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	84,387	1,964,530
Comfort Systems USA, Inc.	93,889	3,351,837

		5,316,367

CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	11,661	889,734

CONSUMER FINANCE — 2.1%
Encore Capital Group, Inc. (a)	58,699	2,600,366
Enova International, Inc. (a)	85,362	1,148,119
EZCORP, Inc. Class A (a)	124,528	1,183,016
Firstcash, Inc.	118,501	7,483,338
Green Dot Corp. Class A (a)	55,243	2,738,948
PRA Group, Inc. (a) (b)	113,858	3,262,032
World Acceptance Corp. (a)	14,149	1,172,810

		19,588,629

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	56,169	1,176,741

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	114,225	3,671,192

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	41,293	869,217
Career Education Corp. (a)	66,189	687,704
Regis Corp. (a)	90,121	1,286,027
Strayer Education, Inc.	13,145	1,147,164

		3,990,112

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	13,633	718,459
Cincinnati Bell, Inc. (a)	45,390	900,991
Consolidated Communications Holdings, Inc.	57,832	1,103,435
General Communication, Inc. Class A (a)	66,116	2,696,872
Iridium Communications, Inc. (a) (b)	209,908	2,162,052
Lumos Networks Corp. (a)	33,913	607,721
Vonage Holdings Corp. (a)	308,101	2,507,942

		10,697,472

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	127,443	9,850,070
El Paso Electric Co.	101,909	5,630,472

		15,480,542

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	22,351	1,088,494
Encore Wire Corp.	51,797	2,319,210
General Cable Corp.	121,820	2,296,307

Powell Industries, Inc.	20,615	618,244

		6,322,255

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Anixter International, Inc. (a)	72,559	6,167,515
Bel Fuse, Inc. Class B	9,834	306,821
Benchmark Electronics, Inc. (a)	125,487	4,285,381
Control4 Corp. (a)	34,947	1,029,539
Daktronics, Inc.	102,961	1,088,298
Electro Scientific Industries, Inc. (a)	83,242	1,158,729
ePlus, Inc. (a)	17,053	1,576,550
FARO Technologies, Inc. (a)	20,143	770,470
Insight Enterprises, Inc. (a)	88,888	4,081,737
KEMET Corp. (a)	49,000	1,035,370
Methode Electronics, Inc.	41,191	1,744,439
MTS Systems Corp.	41,601	2,223,573
OSI Systems, Inc. (a)	43,890	4,010,229
Park Electrochemical Corp.	48,965	905,853
Plexus Corp. (a)	84,390	4,732,591
Rogers Corp. (a)	13,591	1,811,408
Sanmina Corp. (a)	187,196	6,954,331
ScanSource, Inc. (a)	64,186	2,801,719

		46,684,553

ENERGY EQUIPMENT & SERVICES — 2.8%
Archrock, Inc.	101,822	1,277,866
Atwood Oceanics, Inc. (a) (b)	201,695	1,893,916
Bristow Group, Inc. (b)	82,103	767,663
CARBO Ceramics, Inc. (a) (b)	53,895	465,114
Era Group, Inc. (a)	49,961	559,063
Exterran Corp. (a)	80,388	2,541,065
Geospace Technologies Corp. (a)	19,171	341,627
Gulf Island Fabrication, Inc.	35,054	445,186
Helix Energy Solutions Group, Inc. (a)	202,017	1,492,906
Matrix Service Co. (a)	68,167	1,036,138
McDermott International, Inc. (a)	397,811	2,892,086
Newpark Resources, Inc. (a)	209,873	2,098,730
Noble Corp. PLC (a) (b)	599,331	2,756,923
Oil States International, Inc. (a)	127,900	3,242,265
Pioneer Energy Services Corp. (a)	113,896	290,435
SEACOR Holdings, Inc. (a)	40,803	1,881,426
Tesco Corp. (a)	78,709	428,964
TETRA Technologies, Inc. (a)	197,160	563,878
Unit Corp. (a)	81,830	1,684,061

		26,659,312

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Parkway, Inc. REIT	53,521	1,232,589
Whitestone REIT (b)	23,662	308,789

		1,541,378

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	64,563	2,211,283
SUPERVALU, Inc. (a)	95,635	2,080,061

		4,291,344

FOOD PRODUCTS — 1.7%
Bob Evans Farms, Inc.	23,604	1,829,546
Cal-Maine Foods, Inc. (a) (b)	75,017	3,083,199
Darling Ingredients, Inc. (a)	413,199	7,239,247

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

J&J Snack Foods Corp.	16,818	$2,208,203
John B Sanfilippo & Son, Inc.	12,411	835,384
Seneca Foods Corp. Class A (a)	17,856	616,032

		15,811,611

GAS UTILITIES — 1.5%
Northwest Natural Gas Co.	72,043	4,639,569
Spire, Inc.	120,955	9,029,291

		13,668,860

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc.	24,323	1,086,022
Analogic Corp.	17,901	1,499,209
AngioDynamics, Inc. (a)	91,552	1,564,624
Anika Therapeutics, Inc. (a)	11,010	638,580
CONMED Corp.	62,590	3,284,097
Haemonetics Corp. (a)	63,672	2,856,963
Inogen, Inc. (a)	15,658	1,489,076
Integer Holdings Corp. (a)	70,741	3,618,402
Integra LifeSciences Holdings Corp. (a) (b)	56,454	2,849,798
Invacare Corp. (b)	81,480	1,283,310
Meridian Bioscience, Inc.	57,327	819,776
Natus Medical, Inc. (a)	45,484	1,705,650
Orthofix International NV (a)	27,597	1,303,958

		23,999,465

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Aceto Corp.	77,217	867,147
Almost Family, Inc. (a)	31,499	1,691,496
Amedisys, Inc. (a)	70,415	3,940,423
Chemed Corp.	18,736	3,785,609
Community Health Systems, Inc. (a) (b)	281,532	2,162,166
CorVel Corp. (a)	14,600	794,240
Diplomat Pharmacy, Inc. (a)	118,893	2,462,274
Ensign Group, Inc.	58,694	1,325,898
HealthEquity, Inc. (a)	55,700	2,817,306
Kindred Healthcare, Inc.	212,140	1,442,552
LHC Group, Inc. (a)	40,400	2,865,168
Magellan Health, Inc. (a)	30,942	2,670,295
PharMerica Corp. (a)	76,698	2,247,251
Providence Service Corp. (a)	27,966	1,512,401
Quorum Health Corp. (a)	75,540	391,297
Select Medical Holdings Corp. (a)	265,306	5,093,875
Tivity Health, Inc. (a)	42,686	1,741,589

		37,810,987

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs & Systems, Inc. (b)	27,470	811,739
Quality Systems, Inc. (a)	117,076	1,841,605

		2,653,344

HOTELS, RESTAURANTS & LEISURE — 2.4%
Biglari Holdings, Inc. (a)	1,059	352,954
BJ’s Restaurants, Inc. (a)	45,316	1,379,872
Boyd Gaming Corp.	203,762	5,308,000
DineEquity, Inc. (b)	22,870	982,953
El Pollo Loco Holdings, Inc. (a)	21,626	262,756
Fiesta Restaurant Group, Inc. (a) (b)	68,675	1,304,825
Marriott Vacations Worldwide Corp.	17,683	2,202,064
Monarch Casino & Resort, Inc. (a)	28,074	1,109,765

Penn National Gaming, Inc. (a)	211,135	4,938,448
Red Robin Gourmet Burgers, Inc. (a)	32,113	2,151,571
Ruby Tuesday, Inc. (a)	150,897	322,920
Ruth’s Hospitality Group, Inc.	39,611	829,850
Shake Shack, Inc. Class A (a) (b)	13,845	460,069
Sonic Corp. (b)	42,453	1,080,429

		22,686,476

HOUSEHOLD DURABLES — 1.9%
Cavco Industries, Inc. (a)	21,355	3,150,930
Ethan Allen Interiors, Inc. (b)	29,475	954,990
La-Z-Boy, Inc.	121,547	3,269,614
M/I Homes, Inc. (a)	62,927	1,682,039
MDC Holdings, Inc.	104,518	3,471,043
Meritage Homes Corp. (a)	95,242	4,228,745
William Lyon Homes Class A (a)	34,062	783,085

		17,540,446

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	12,655	1,416,095

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	36,328	1,177,027

INSURANCE — 5.7%
American Equity Investment Life Holding Co.	223,132	6,488,679
AMERISAFE, Inc.	20,717	1,205,729
eHealth, Inc. (a)	42,907	1,025,048
Employers Holdings, Inc.	80,934	3,678,450
HCI Group, Inc.	19,403	742,165
Horace Mann Educators Corp.	102,341	4,027,118
Infinity Property & Casualty Corp.	27,693	2,608,681
Maiden Holdings, Ltd.	185,500	1,474,725
Navigators Group, Inc.	55,553	3,241,517
ProAssurance Corp.	133,931	7,319,329
RLI Corp.	48,125	2,760,450
Safety Insurance Group, Inc.	37,764	2,881,393
Selective Insurance Group, Inc.	146,346	7,880,732
Stewart Information Services Corp.	58,501	2,208,998
Third Point Reinsurance, Ltd. (a)	159,865	2,493,894
United Fire Group, Inc.	52,390	2,400,510
United Insurance Holdings Corp.	52,382	853,827

		53,291,245

INTERNET & CATALOG RETAIL — 0.1%
FTD Cos., Inc. (a)	41,677	543,468
PetMed Express, Inc.	18,327	607,540

		1,151,008

INTERNET SOFTWARE & SERVICES — 0.6%
Blucora, Inc. (a)	111,576	2,822,873
DHI Group, Inc. (a)	80,470	209,222
Liquidity Services, Inc. (a)	62,714	370,013
LivePerson, Inc. (a)	76,872	1,041,616
QuinStreet, Inc. (a)	85,298	626,940
XO Group, Inc. (a)	30,826	606,347

		5,677,011

IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	61,377	8,552,885
CSG Systems International, Inc.	30,585	1,226,459
ExlService Holdings, Inc. (a)	28,898	1,685,331

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

ManTech International Corp. Class A	63,923	$2,822,200
Perficient, Inc. (a)	88,250	1,735,877
Sykes Enterprises, Inc. (a)	99,270	2,894,713
TeleTech Holdings, Inc.	34,854	1,455,155
Virtusa Corp. (a)	68,818	2,599,944

		22,972,564

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co	104,243	1,504,226
Nautilus, Inc. (a)	25,635	433,232
Sturm Ruger & Co., Inc. (b)	43,605	2,254,378
Vista Outdoor, Inc. (a)	79,588	1,825,749

		6,017,585

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Cambrex Corp. (a)	25,635	1,409,925

MACHINERY — 5.7%
Actuant Corp. Class A	76,696	1,963,418
Alamo Group, Inc.	9,274	995,749
Albany International Corp. Class A	27,720	1,591,128
Barnes Group, Inc.	54,161	3,815,101
Briggs & Stratton Corp.	107,498	2,526,203
Chart Industries, Inc. (a)	38,662	1,516,710
CIRCOR International, Inc.	19,659	1,070,039
EnPro Industries, Inc.	25,586	2,060,441
Federal Signal Corp.	149,182	3,174,593
Franklin Electric Co., Inc.	44,308	1,987,214
Greenbrier Cos., Inc.	71,818	3,458,037
Harsco Corp. (a)	102,725	2,146,952
Hillenbrand, Inc.	77,792	3,022,219
Lindsay Corp.	13,318	1,223,924
Mueller Industries, Inc.	144,767	5,059,607
SPX Corp. (a)	105,503	3,095,458
SPX FLOW, Inc. (a)	106,347	4,100,740
Standex International Corp.	32,194	3,419,003
Tennant Co.	16,322	1,080,516
Titan International, Inc.	124,943	1,268,171
Wabash National Corp.	148,679	3,392,855
Watts Water Technologies, Inc. Class A	30,443	2,106,656

		54,074,734

MARINE — 0.3%
Matson, Inc.	108,071	3,045,441

MEDIA — 1.4%
EW Scripps Co. Class A (a)	138,230	2,641,575
Gannett Co., Inc.	284,934	2,564,406
New Media Investment Group, Inc.	134,225	1,985,188
Scholastic Corp.	68,950	2,564,940
Time, Inc.	250,798	3,385,773

		13,141,882

METALS & MINING — 1.6%
AK Steel Holding Corp. (a) (b)	348,782	1,949,691
Century Aluminum Co. (a)	123,454	2,046,867
Haynes International, Inc.	32,158	1,154,794
Kaiser Aluminum Corp.	42,546	4,388,195
Materion Corp.	49,695	2,144,339
Olympic Steel, Inc.	23,351	513,722
SunCoke Energy, Inc. (a)	158,044	1,444,522

TimkenSteel Corp. (a) (b)	97,135	1,602,728

		15,244,858

MULTI-UTILITIES — 0.9%
Avista Corp.	161,541	8,362,978

MULTILINE RETAIL — 0.4%
Fred’s, Inc. Class A (b)	86,340	556,029
JC Penney Co., Inc. (a) (b)	782,717	2,982,152

		3,538,181

OIL, GAS & CONSUMABLE FUELS — 1.3%
Bill Barrett Corp. (a)	100,709	432,042
Carrizo Oil & Gas, Inc. (a)	90,081	1,543,087
Cloud Peak Energy, Inc. (a)	191,239	699,935
Contango Oil & Gas Co. (a)	36,149	181,829
Denbury Resources, Inc. (a) (b)	593,462	795,239
Green Plains, Inc.	97,240	1,959,386
PDC Energy, Inc. (a)	70,232	3,443,475
REX American Resources Corp. (a)	6,726	631,101
SRC Energy, Inc. (a) (b)	270,070	2,611,577

		12,297,671

PAPER & FOREST PRODUCTS — 1.9%
Boise Cascade Co. (a)	96,154	3,355,775
Clearwater Paper Corp. (a)	41,082	2,023,288
Deltic Timber Corp.	11,132	984,403
KapStone Paper and Packaging Corp.	216,985	4,663,008
Neenah Paper, Inc.	15,097	1,291,548
PH Glatfelter Co.	108,600	2,112,270
Schweitzer-Mauduit International, Inc.	77,384	3,208,341

		17,638,633

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	22,896	944,460
Medifast, Inc.	12,658	751,505

		1,695,965

PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	29,536	527,808
Depomed, Inc. (a)	69,550	402,695
Impax Laboratories, Inc. (a)	185,534	3,766,340
Lannett Co., Inc. (a) (b)	75,050	1,384,672
Medicines Co. (a) (b)	98,118	3,634,291
Nektar Therapeutics (a)	161,762	3,882,288
Phibro Animal Health Corp. Class A	27,161	1,006,315

		14,604,409

PROFESSIONAL SERVICES — 2.2%
Exponent, Inc.	22,309	1,648,635
FTI Consulting, Inc. (a)	97,897	3,473,386
Heidrick & Struggles International, Inc.	47,783	1,010,610
Kelly Services, Inc. Class A	75,853	1,903,152
Korn/Ferry International	145,217	5,725,906
On Assignment, Inc. (a)	62,520	3,356,074
Resources Connection, Inc.	75,827	1,053,995
TrueBlue, Inc. (a)	105,478	2,367,981

		20,539,739

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.8%
Acadia Realty Trust REIT	120,054	3,435,945
Apollo Commercial Real Estate Finance, Inc. REIT (b)	175,924	3,185,984

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Armada Hoffler Properties, Inc. REIT	65,528	$904,942
ARMOUR Residential REIT, Inc. (b)	102,293	2,751,682
Capstead Mortgage Corp. REIT	240,331	2,319,194
CBL & Associates Properties, Inc. REIT (b)	324,025	2,718,570
Cedar Realty Trust, Inc. REIT	195,255	1,097,333
Chatham Lodging Trust REIT	49,376	1,052,696
Chesapeake Lodging Trust REIT	148,195	3,996,819
DiamondRock Hospitality Co. REIT	242,484	2,655,200
Franklin Street Properties Corp. REIT	124,978	1,327,266
Government Properties Income Trust REIT	241,757	4,537,779
Hersha Hospitality Trust REIT	46,092	860,538
Independence Realty Trust, Inc. REIT	141,910	1,443,225
Kite Realty Group Trust REIT	210,167	4,255,882
LTC Properties, Inc. REIT	32,553	1,529,340
Pennsylvania Real Estate Investment Trust REIT	98,650	1,034,838
PS Business Parks, Inc. REIT	17,287	2,307,814
Ramco-Gershenson Properties Trust REIT	45,265	588,898
Retail Opportunity Investments Corp. REIT	89,766	1,706,452
Saul Centers, Inc. REIT	9,589	593,655
Universal Health Realty Income Trust REIT	10,689	806,912

		45,110,964

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Forestar Group, Inc. (a) (b)	103,998	1,788,766
HFF, Inc. Class A	29,688	1,174,457
RE/MAX Holdings, Inc. Class A	44,317	2,816,345

		5,779,568

ROAD & RAIL — 0.7%
ArcBest Corp.	64,248	2,149,096
Heartland Express, Inc.	46,856	1,175,148
Marten Transport, Ltd.	49,553	1,018,314
Roadrunner Transportation Systems, Inc. (a)	77,870	742,101
Saia, Inc. (a)	27,014	1,692,427

		6,777,086

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Brooks Automation, Inc.	86,212	2,617,396
Cohu, Inc.	70,247	1,674,689
Diodes, Inc. (a)	95,525	2,859,063
DSP Group, Inc. (a)	54,076	702,988
Kopin Corp. (a)	85,900	358,203
Kulicke & Soffa Industries, Inc. (a)	84,934	1,832,026
Semtech Corp. (a)	60,668	2,278,084
SolarEdge Technologies, Inc. (a)	87,913	2,509,916
Veeco Instruments, Inc. (a)	58,143	1,244,260

		16,076,625

SOFTWARE — 0.6%
Agilysys, Inc. (a)	39,159	467,950
Barracuda Networks, Inc. (a)	36,916	894,475
Bottomline Technologies de, Inc. (a)	44,496	1,416,308

MicroStrategy, Inc. Class A (a)	10,559	1,348,490
Monotype Imaging Holdings, Inc.	60,154	1,157,964
VASCO Data Security International, Inc. (a)	44,193	532,525

		5,817,712

SPECIALTY RETAIL — 5.6%
Abercrombie & Fitch Co. Class A	168,810	2,437,616
Asbury Automotive Group, Inc. (a)	45,474	2,778,461
Ascena Retail Group, Inc. (a) (b)	422,465	1,035,039
Barnes & Noble Education, Inc. (a)	98,647	642,192
Barnes & Noble, Inc.	142,044	1,079,534
Big 5 Sporting Goods Corp. (b)	54,834	419,480
Buckle, Inc. (b)	71,599	1,206,443
Caleres, Inc.	107,547	3,282,334
Cato Corp. Class A	57,207	756,849
Chico’s FAS, Inc.	167,653	1,500,494
DSW, Inc. Class A	133,338	2,864,100
Express, Inc. (a)	195,630	1,322,459
Finish Line, Inc. Class A (b)	101,094	1,216,161
Genesco, Inc. (a)	47,535	1,264,431
Group 1 Automotive, Inc.	49,149	3,561,337
Guess?, Inc.	147,219	2,507,140
Haverty Furniture Cos., Inc.	49,022	1,281,925
Hibbett Sports, Inc. (a)	23,517	335,117
Kirkland’s, Inc. (a)	37,595	429,711
Lithia Motors, Inc. Class A	60,242	7,247,715
Lumber Liquidators Holdings, Inc. (a)	70,105	2,732,693
MarineMax, Inc. (a)	60,221	996,658
Monro, Inc. (b)	45,521	2,551,452
Rent-A-Center, Inc. (b)	128,691	1,477,373
RH (a)	46,494	3,269,458
Select Comfort Corp. (a)	44,140	1,370,547
Shoe Carnival, Inc.	28,496	637,741
Sonic Automotive, Inc. Class A (b)	65,337	1,332,875
Tailored Brands, Inc. (b)	66,302	957,401
Vitamin Shoppe, Inc. (a)	61,258	327,730

		52,822,466

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Cray, Inc. (a)	101,656	1,977,209
Electronics For Imaging, Inc. (a)	58,074	2,478,599
Super Micro Computer, Inc. (a)	46,882	1,036,092

		5,491,900

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Crocs, Inc. (a)	177,598	1,722,700
Fossil Group, Inc. (a) (b)	104,449	974,509
G-III Apparel Group, Ltd. (a) (b)	104,245	3,025,190
Iconix Brand Group, Inc. (a)	86,456	491,935
Movado Group, Inc.	39,329	1,101,212
Oxford Industries, Inc.	22,453	1,426,664
Perry Ellis International, Inc. (a)	31,004	733,555
Steven Madden, Ltd. (a)	52,476	2,272,211
Unifi, Inc. (a)	42,532	1,515,415
Vera Bradley, Inc. (a)	49,389	435,117
Wolverine World Wide, Inc.	242,499	6,996,096

		20,694,604

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	46,472	$471,691
Dime Community Bancshares, Inc.	34,420	740,030
HomeStreet, Inc. (a)	67,245	1,815,615
Northwest Bancshares, Inc.	100,077	1,728,330
Oritani Financial Corp.	47,819	803,359
Provident Financial Services, Inc.	67,827	1,808,946
TrustCo Bank Corp. NY	105,789	941,522

		8,309,493

TOBACCO — 0.4%
Universal Corp.	63,759	3,653,391

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	32,091	2,111,588
DXP Enterprises, Inc. (a)	40,007	1,259,820
Kaman Corp.	70,227	3,917,262
Veritiv Corp. (a)	28,994	942,305

		8,230,975

WATER UTILITIES — 0.2%
American States Water Co.	47,422	2,335,534

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	52,800	810,480

TOTAL COMMON STOCKS (Cost $871,845,283)		937,860,108

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	1,027,751	1,027,751

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	21,542,886	21,542,886

TOTAL SHORT-TERM INVESTMENTS (Cost $22,570,637)		22,570,637

TOTAL INVESTMENTS — 102.1% (Cost $894,415,920)		960,430,745
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(19,973,899)

NET ASSETS — 100.0%		$940,456,846

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$23,339,199	$—	$—	$23,339,199
Air Freight & Logistics	10,427,911	—	—	10,427,911
Airlines	5,716,131	—	—	5,716,131
Auto Components	16,452,811	—	—	16,452,811
Banks	55,512,144	—	—	55,512,144
Beverages	1,352,105	—	—	1,352,105
Biotechnology	13,575,653	—	—	13,575,653
Building Products	5,535,730	—	—	5,535,730
Capital Markets	23,041,852	—	—	23,041,852
Chemicals	25,734,174	—	—	25,734,174
Commercial Services & Supplies	23,511,809	—	—	23,511,809
Communications Equipment	13,972,020	—	—	13,972,020
Construction & Engineering	5,316,367	—	—	5,316,367
Construction Materials	889,734	—	—	889,734
Consumer Finance	19,588,629	—	—	19,588,629
Containers & Packaging	1,176,741	—	—	1,176,741
Distributors	3,671,192	—	—	3,671,192
Diversified Consumer Services	3,990,112	—	—	3,990,112
Diversified Telecommunication Services	10,697,472	—	—	10,697,472

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric Utilities	$15,480,542	$—	$—	$15,480,542
Electrical Equipment	6,322,255	—	—	6,322,255
Electronic Equipment, Instruments & Components	46,684,553	—	—	46,684,553
Energy Equipment & Services	26,659,312	—	—	26,659,312
Equity Real Estate Investment Trusts (REITs)	1,541,378	—	—	1,541,378
Food & Staples Retailing	4,291,344	—	—	4,291,344
Food Products	15,811,611	—	—	15,811,611
Gas Utilities	13,668,860	—	—	13,668,860
Health Care Equipment & Supplies	23,999,465	—	—	23,999,465
Health Care Providers & Services	37,810,987	—	—	37,810,987
Health Care Technology	2,653,344	—	—	2,653,344
Hotels, Restaurants & Leisure	22,686,476	—	—	22,686,476
Household Durables	17,540,446	—	—	17,540,446
Household Products	1,416,095	—	—	1,416,095
Industrial Conglomerates	1,177,027	—	—	1,177,027
Insurance	53,291,245	—	—	53,291,245
Internet & Catalog Retail	1,151,008	—	—	1,151,008
Internet Software & Services	5,677,011	—	—	5,677,011
IT Services	22,972,564	—	—	22,972,564
Leisure Equipment & Products	6,017,585	—	—	6,017,585
Life Sciences Tools & Services	1,409,925	—	—	1,409,925
Machinery	54,074,734	—	—	54,074,734
Marine	3,045,441	—	—	3,045,441
Media	13,141,882	—	—	13,141,882
Metals & Mining	15,244,858	—	—	15,244,858
Multi-Utilities	8,362,978	—	—	8,362,978
Multiline Retail	3,538,181	—	—	3,538,181
Oil, Gas & Consumable Fuels	12,297,671	—	—	12,297,671
Paper & Forest Products	17,638,633	—	—	17,638,633
Personal Products	1,695,965	—	—	1,695,965
Pharmaceuticals	14,604,409	—	—	14,604,409
Professional Services	20,539,739	—	—	20,539,739
Real Estate Investment Trusts (REITs)	45,110,964	—	—	45,110,964
Real Estate Management & Development	5,779,568	—	—	5,779,568
Road & Rail	6,777,086	—	—	6,777,086
Semiconductors & Semiconductor Equipment	16,076,625	—	—	16,076,625
Software	5,817,712	—	—	5,817,712
Specialty Retail	52,822,466	—	—	52,822,466
Technology Hardware, Storage & Peripherals	5,491,900	—	—	5,491,900
Textiles, Apparel & Luxury Goods	20,694,604	—	—	20,694,604
Thrifts & Mortgage Finance	8,309,493	—	—	8,309,493
Tobacco	3,653,391	—	—	3,653,391
Trading Companies & Distributors	8,230,975	—	—	8,230,975
Water Utilities	2,335,534	—	—	2,335,534
Wireless Telecommunication Services	810,480	—	—	810,480
Short-Term Investments	22,570,637	—	—	22,570,637

TOTAL INVESTMENTS	$960,430,745	$—	$—	$960,430,745

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,848	$510,848	$8,183,909	$7,667,006	$—	$—	1,027,751	$1,027,751	$3,039
State Street Navigator Securities Lending Government Money Market Portfolio	23,161,212	23,161,212	51,004,521	52,622,847	—	—	21,542,886	21,542,886	410,472

TOTAL		$23,672,060	$59,188,430	$60,289,853	$—	$—		$22,570,637	$413,511

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	27,398	$554,214
National Australia Bank, Ltd.	24,907	615,613

		1,169,827

BELGIUM — 0.6%
Anheuser-Busch InBev SA	4,959	593,874

BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares (a)	1,500	7,255
Petroleo Brasileiro SA Preference Shares ADR (a)	62,218	601,026

		608,281

CANADA — 1.4%
Potash Corp. of Saskatchewan, Inc. (b)	33,980	652,620
Royal Bank of Canada	8,133	627,802

		1,280,422

CHINA — 4.5%
Alibaba Group Holding, Ltd. ADR (a)	3,566	615,884
China Construction Bank Corp. Class H	699,461	580,295
China Mobile, Ltd.	57,021	577,824
China Petroleum & Chemical Corp. Class H	772,744	578,764
Industrial & Commercial Bank of China, Ltd. Class H	800,016	594,069
PetroChina Co., Ltd. Class H	939,431	595,361
Tencent Holdings, Ltd.	14,627	629,597

		4,171,794

DENMARK — 0.6%
Vestas Wind Systems A/S	6,658	597,600

FINLAND — 0.7%
Sampo Oyj Class A	11,520	609,039

FRANCE — 6.0%
Air Liquide SA	4,855	647,711
BNP Paribas SA	7,963	642,495
Carrefour SA	29,855	603,361
Cie de Saint-Gobain	10,691	637,253
Engie SA	34,005	577,684
LVMH Moet Hennessy Louis Vuitton SE	2,280	629,245
Societe Generale SA	10,828	634,090
TOTAL SA	11,402	612,573
Vinci SA	6,346	603,180

		5,587,592

GERMANY — 4.7%
Allianz SE	2,784	625,172
BASF SE	5,943	632,604
Daimler AG	7,737	617,126
Deutsche Bank AG	37,599	650,296
E.ON SE	52,350	592,641
SAP SE	5,540	607,063
Siemens AG	4,468	629,622

		4,354,524

HONG KONG — 0.6%
CLP Holdings, Ltd.	57,834	592,727

INDIA — 1.3%
Infosys, Ltd. ADR (b)	41,348	603,267
Reliance Industries, Ltd.	15,768	188,506
Reliance Industries, Ltd. GDR (c)	15,836	377,689

		1,169,462

ITALY — 1.4%
Assicurazioni Generali SpA	33,527	624,657
UniCredit SpA (a)	29,980	638,671

		1,263,328

JAPAN — 9.8%
Bridgestone Corp.	13,749	623,661
Canon, Inc.	17,521	598,483
Honda Motor Co., Ltd.	21,175	626,794
Komatsu, Ltd.	20,673	587,876
Mitsubishi Corp.	25,801	599,498
Mitsubishi UFJ Financial Group, Inc.	99,547	646,196
Mitsui & Co., Ltd.	40,251	594,656
Mizuho Financial Group, Inc.	350,741	614,144
Nippon Steel & Sumitomo Metal Corp.	25,000	573,780
Panasonic Corp.	44,344	642,321
Seven & i Holdings Co., Ltd.	15,196	586,564
SoftBank Group Corp.	7,730	623,811
Sony Corp.	15,147	563,278
Takeda Pharmaceutical Co., Ltd.	10,809	596,696
Toyota Motor Corp.	10,474	624,355

		9,102,113

LUXEMBOURG — 0.6%
ArcelorMittal (a)	22,512	580,843

MEXICO — 0.6%
America Movil SAB de CV Series L	660,840	588,084

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	21,460	648,711

RUSSIA — 0.7%
Gazprom PJSC ADR	145,105	607,990

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	63,909	588,706
Naspers, Ltd. Class N	2,724	589,082
Novus Holdings, Ltd.	942	456

		1,178,244

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	22	49,250
Samsung Electronics Co., Ltd. GDR (b)	510	577,320

		626,570

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	69,915	624,943
Banco Santander SA	93,856	655,420
Telefonica SA	55,997	608,507

		1,888,870

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	104,445	598,466

SWITZERLAND — 4.0%
ABB, Ltd.	25,117	621,435
Credit Suisse Group AG (a)	40,902	648,024
Nestle SA.	7,085	593,834

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Novartis AG	7,054	$604,358
Roche Holding AG	2,336	596,795
UBS Group AG (a)	36,723	628,117

		3,692,563

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	14,279
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,545	583,715

		597,994

UNITED KINGDOM — 6.6%
Anglo American PLC	33,186	596,399
AstraZeneca PLC	9,547	634,673
BAE Systems PLC	76,281	646,292
BP PLC	102,512	656,455
GlaxoSmithKline PLC	30,609	611,276
HSBC Holdings PLC	62,696	620,020
National Grid PLC	46,932	582,186
Rio Tinto PLC	12,701	591,809
Tesco PLC (a)	243,571	611,582
Vodafone Group PLC	213,943	599,332

		6,150,024

UNITED STATES — 47.4%
3M Co.	2,942	617,526
Abbott Laboratories	11,601	619,029
Accenture PLC Class A	4,500	607,815
Alphabet, Inc. Class A (a)	322	313,538
Alphabet, Inc. Class C (a)	323	309,793
Amazon.com, Inc. (a)	624	599,882
American Express Co.	7,135	645,432
American International Group, Inc.	10,107	620,469
Amgen, Inc.	3,302	615,658
Apple, Inc.	3,810	587,197
Arconic, Inc.	24,656	613,441
AT&T, Inc.	16,913	662,482
Bank of America Corp.	26,331	667,228
Bank of New York Mellon Corp.	11,926	632,316
Baxter International, Inc.	9,560	599,890
Berkshire Hathaway, Inc. Class B (a)	3,424	627,688
Boeing Co.	2,520	640,609
Carnival Corp.	9,147	590,622
Caterpillar, Inc.	5,097	635,647
Chevron Corp.	5,403	634,852
Cisco Systems, Inc.	19,151	644,048
Coca-Cola Co.	13,026	586,300
Colgate-Palmolive Co.	8,392	611,357
ConocoPhillips	13,531	677,227
CVS Health Corp.	7,546	613,641
Deere & Co.	5,115	642,393
Duke Energy Corp.	6,782	569,145
eBay, Inc. (a)	15,905	611,706
Express Scripts Holding Co. (a)	9,565	605,656
Exxon Mobil Corp.	7,650	627,147
Facebook, Inc. Class A (a)	3,525	602,317
FedEx Corp.	2,865	646,287
General Electric Co.	25,263	610,859
Gilead Sciences, Inc.	7,122	577,024

Goldman Sachs Group, Inc.	2,765	655,830
Home Depot, Inc.	3,745	612,532
Honeywell International, Inc.	4,412	625,357
HP, Inc.	31,522	629,179
Intel Corp.	17,182	654,291
International Business Machines Corp.	4,193	608,320
Johnson & Johnson.	4,571	594,276
JPMorgan Chase & Co.	6,853	654,530
McDonald’s Corp.	3,773	591,154
Medtronic PLC	7,385	574,331
Merck & Co., Inc.	9,370	599,961
Microsoft Corp.	8,193	610,297
Mondelez International, Inc. Class A	14,859	604,167
Monsanto Co.	5,140	615,875
NextEra Energy, Inc.	4,075	597,191
NIKE, Inc. Class B	11,540	598,349
Pfizer, Inc.	17,633	629,498
Philip Morris International, Inc.	5,148	571,479
Priceline Group, Inc. (a)	328	600,509
Procter & Gamble Co.	6,523	593,463
QUALCOMM, Inc.	12,039	624,102
Schlumberger, Ltd.	9,281	647,443
Simon Property Group, Inc. REIT	3,761	605,559
Southwest Airlines Co.	11,439	640,355
Starbucks Corp.	11,308	607,353
Time Warner, Inc.	6,011	615,827
Travelers Cos., Inc.	5,017	614,683
Twenty-First Century Fox, Inc. Class A	23,330	615,445
Union Pacific Corp.	5,574	646,417
United Parcel Service, Inc. Class B	5,201	624,588
United Technologies Corp.	5,532	642,155
UnitedHealth Group, Inc.	3,067	600,672
Verizon Communications, Inc.	13,072	646,933
Visa, Inc. Class A	5,753	605,446
Wal-Mart Stores, Inc.	7,552	590,113
Walt Disney Co.	6,192	610,345
Wells Fargo & Co.	12,207	673,216
Williams Cos., Inc.	20,303	609,293

		43,906,755

TOTAL COMMON STOCKS (Cost $77,808,114)		92,165,697

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	99,283	99,283
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,048,086	1,048,086

TOTAL SHORT-TERM INVESTMENTS (Cost $1,147,369)		1,147,369

TOTAL INVESTMENTS — 100.8% (Cost $78,955,483)		93,313,066
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(727,205)

NET ASSETS — 100.0%		$92,585,861

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.4% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,169,827	$—	$—	$1,169,827
Belgium	593,874	—	—	593,874
Brazil	608,281	—	—	608,281
Canada	1,280,422	—	—	1,280,422
China	4,171,794	—	—	4,171,794
Denmark	597,600	—	—	597,600
Finland	609,039	—	—	609,039
France	5,587,592	—	—	5,587,592
Germany	4,354,524	—	—	4,354,524
Hong Kong	592,727	—	—	592,727
India	1,169,462	—	—	1,169,462
Italy	1,263,328	—	—	1,263,328
Japan	9,102,113	—	—	9,102,113
Luxembourg	580,843	—	—	580,843
Mexico	588,084	—	—	588,084
Netherlands	648,711	—	—	648,711
Russia	607,990	—	—	607,990
South Africa	1,178,244	—	—	1,178,244
South Korea	626,570	—	—	626,570
Spain	1,888,870	—	—	1,888,870
Sweden	598,466	—	—	598,466
Switzerland	3,692,563	—	—	3,692,563
Taiwan	597,994	—	—	597,994
United Kingdom	6,150,024	—	—	6,150,024
United States	43,906,755	—	—	43,906,755
Short-Term Investments	1,147,369	—	—	1,147,369

TOTAL INVESTMENTS	$93,313,066	$—	$—	$93,313,066

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,737	$33,737	$737,029	$671,483	$—	$—	99,283	$99,283	$197
State Street Navigator Securities Lending Government Money Market Portfolio	599,627	599,627	2,778,489	2,330,030	—	—	1,048,086	1,048,086	1,687

TOTAL		$633,364	$3,515,518	$3,001,513	$—	$—		$1,147,369	$1,884

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Cousins Properties, Inc. REIT	1,786,858	$16,689,254
JBG SMITH Properties REIT (a)	397,262	13,590,333
Parkway, Inc. REIT	182,901	4,212,210
Quality Care Properties, Inc. REIT (a)	399,151	6,186,840
Starwood Waypoint Homes REIT	547,943	19,928,687

		60,607,324

REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.6%
Acadia Realty Trust REIT	355,961	10,187,604
Alexandria Real Estate Equities, Inc. REIT	399,822	47,566,823
American Assets Trust, Inc. REIT	176,404	7,015,587
American Campus Communities, Inc. REIT	579,987	25,606,426
American Homes 4 Rent Class A REIT	972,313	21,108,915
Apartment Investment & Management Co. Class A REIT	668,018	29,299,270
Apple Hospitality REIT, Inc	891,983	16,867,399
Ashford Hospitality Prime, Inc. REIT	139,870	1,328,765
Ashford Hospitality Trust, Inc. REIT	378,629	2,525,455
AvalonBay Communities, Inc. REIT	589,739	105,221,232
Boston Properties, Inc. REIT	659,007	80,978,780
Brandywine Realty Trust REIT	746,180	13,050,688
Brixmor Property Group, Inc. REIT	1,297,122	24,385,894
Camden Property Trust REIT	394,710	36,096,230
CBL & Associates Properties, Inc. REIT (b)	727,895	6,107,039
Cedar Realty Trust, Inc. REIT	328,521	1,846,288
Chesapeake Lodging Trust REIT	255,655	6,895,015
Columbia Property Trust, Inc. REIT	515,755	11,227,986
Corporate Office Properties Trust REIT	423,143	13,891,785
CubeSmart REIT	766,569	19,900,131
DCT Industrial Trust, Inc. REIT	397,351	23,014,570
DDR Corp. REIT	1,298,749	11,896,541
DiamondRock Hospitality Co. REIT	852,233	9,331,951
Digital Realty Trust, Inc. REIT (b)	873,798	103,396,517
Douglas Emmett, Inc. REIT	651,409	25,678,543
Duke Realty Corp. REIT	1,519,189	43,783,027
Easterly Government Properties, Inc. REIT (b)	165,610	3,423,159
EastGroup Properties, Inc. REIT	146,818	12,937,602
Education Realty Trust, Inc. REIT	311,403	11,188,710
Equity Commonwealth REIT (a)	527,949	16,049,650
Equity LifeStyle Properties, Inc. REIT	371,544	31,610,964
Equity Residential REIT	1,568,640	103,420,435
Essex Property Trust, Inc. REIT	281,817	71,589,973
Extra Space Storage, Inc. REIT	537,669	42,970,507
Federal Realty Investment Trust REIT	308,604	38,331,703
First Industrial Realty Trust, Inc. REIT	511,804	15,400,182
First Potomac Realty Trust REIT	252,931	2,817,651
Forest City Realty Trust, Inc. Class A REIT	1,134,867	28,950,457
Franklin Street Properties Corp. REIT	466,435	4,953,540
GGP, Inc. REIT	2,674,328	55,545,793
HCP, Inc. REIT	2,002,684	55,734,696
Healthcare Realty Trust, Inc. REIT	526,656	17,032,055

Hersha Hospitality Trust REIT	167,305	3,123,584
Highwoods Properties, Inc. REIT	440,902	22,966,585
Hospitality Properties Trust REIT	698,924	19,912,345
Host Hotels & Resorts, Inc. REIT	3,160,382	58,435,463
Hudson Pacific Properties, Inc. REIT	660,686	22,152,802
Independence Realty Trust, Inc. REIT	347,038	3,529,376
Invitation Homes, Inc. REIT (b)	331,203	7,501,748
Kilroy Realty Corp. REIT	418,531	29,765,925
Kimco Realty Corp. REIT	1,817,814	35,538,264
Kite Realty Group Trust REIT	355,669	7,202,297
LaSalle Hotel Properties REIT	481,698	13,978,876
Liberty Property Trust REIT	626,715	25,732,918
Life Storage, Inc. REIT	198,121	16,208,279
LTC Properties, Inc. REIT	168,302	7,906,828
Macerich Co. REIT	463,260	25,465,402
Mack-Cali Realty Corp. REIT	382,271	9,063,645
Mid-America Apartment Communities, Inc. REIT	485,125	51,850,160
National Storage Affiliates Trust REIT	190,977	4,629,282
NexPoint Residential Trust, Inc. REIT	81,843	1,942,134
NorthStar Realty Europe Corp. REIT	235,057	3,011,080
Paramount Group, Inc. REIT	863,439	13,815,024
Park Hotels & Resorts, Inc. REIT	612,295	16,874,850
Pebblebrook Hotel Trust REIT (b)	293,408	10,603,765
Pennsylvania Real Estate Investment Trust REIT	298,645	3,132,786
Piedmont Office Realty Trust, Inc. Class A REIT	619,028	12,479,605
Prologis, Inc. REIT	2,271,386	144,142,156
PS Business Parks, Inc. REIT	84,412	11,269,002
Public Storage REIT	639,075	136,755,659
Ramco-Gershenson Properties Trust REIT	345,159	4,490,519
Regency Centers Corp. REIT	631,879	39,201,773
Retail Opportunity Investments Corp. REIT	466,848	8,874,780
Retail Properties of America, Inc. Class A REIT	982,591	12,901,420
Rexford Industrial Realty, Inc. REIT	302,588	8,660,069
RLJ Lodging Trust REIT	743,557	16,358,254
Ryman Hospitality Properties, Inc. REIT	217,756	13,607,572
Saul Centers, Inc. REIT	51,212	3,170,535
Senior Housing Properties Trust REIT	1,010,675	19,758,696
Seritage Growth Properties Class A REIT (b)	106,768	4,918,802
Simon Property Group, Inc. REIT	1,327,433	213,729,987
SL Green Realty Corp. REIT	422,677	42,825,634
Summit Hotel Properties, Inc. REIT	443,435	7,090,526
Sun Communities, Inc. REIT	336,085	28,795,763
Sunstone Hotel Investors, Inc. REIT	962,388	15,465,575
Tanger Factory Outlet Centers, Inc. REIT (b)	404,010	9,865,924
Taubman Centers, Inc. REIT	258,296	12,837,311
Tier REIT, Inc. REIT	206,651	3,988,364
UDR, Inc. REIT	1,142,661	43,455,398
Universal Health Realty Income Trust REIT	53,960	4,073,440
Urban Edge Properties REIT	451,383	10,887,358

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Ventas, Inc. REIT	1,520,951	$99,059,539
Vornado Realty Trust REIT	736,318	56,608,128
Washington Prime Group, Inc. REIT (b)	790,295	6,583,157
Washington Real Estate Investment Trust REIT	327,317	10,722,905
Weingarten Realty Investors REIT	508,129	16,128,014
Welltower, Inc. REIT	1,575,331	110,714,263
Xenia Hotels & Resorts, Inc. REIT	454,106	9,558,931

		2,763,488,015

TOTAL COMMON STOCKS (Cost $2,536,517,799)		2,824,095,339

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	5,486,195	5,486,195
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,581,102	6,581,102

TOTAL SHORT-TERM INVESTMENTS (Cost $12,067,297)		12,067,297

TOTAL INVESTMENTS — 100.2% (Cost $2,548,585,096)		2,836,162,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,797,478)

NET ASSETS — 100.0%		$2,830,365,158

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$60,607,324	$—	$—	$60,607,324
Real Estate Investment Trusts (REITs)	2,763,488,015	—	—	2,763,488,015
Short-Term Investments	12,067,297	—	—	12,067,297

TOTAL INVESTMENTS	$2,836,162,636	$—	$—	$2,836,162,636

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,911,031	$6,911,031	$50,337,960	$51,762,796	$—	$—	5,486,195	$5,486,195	$9,292
State Street Navigator Securities Lending Government Money Market Portfolio	4,414,810	4,414,810	65,230,816	63,064,524	—	—	6,581,102	6,581,102	40,918

TOTAL		$11,325,841	$115,568,776	$114,827,320	$—	$—		$12,067,297	$50,210

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.9%
Bank of New York Mellon Corp.	1,355,913	$71,890,507
Northern Trust Corp.	772,909	71,053,525

		142,944,032

DIVERSIFIED BANKS — 10.3%
Bank of America Corp.	2,987,149	75,694,356
Citigroup, Inc.	1,033,295	75,161,878
JPMorgan Chase & Co.	773,410	73,868,389
US Bancorp	1,368,088	73,315,836
Wells Fargo & Co.	1,379,105	76,057,641

		374,098,100

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.1%
Voya Financial, Inc.	1,872,307	74,686,326

REGIONAL BANKS — 77.5%
Associated Banc-Corp.	1,363,064	33,054,302
BancorpSouth, Inc.	685,321	21,964,538
Bank of Hawaii Corp.	278,388	23,206,424
Bank of the Ozarks, Inc. (a)	1,670,135	80,249,987
BankUnited, Inc.	1,173,912	41,756,050
BB&T Corp.	1,555,047	72,993,906
Cathay General Bancorp	641,582	25,791,596
Chemical Financial Corp.	405,189	21,175,177
CIT Group, Inc.	1,565,393	76,782,527
Citizens Financial Group, Inc.	2,084,012	78,921,534
Columbia Banking System, Inc.	417,092	17,563,744
Comerica, Inc.	1,056,514	80,569,758
Commerce Bancshares, Inc.	518,606	29,959,869
Community Bank System, Inc.	290,648	16,058,302
Cullen/Frost Bankers, Inc.	653,288	62,010,097
CVB Financial Corp.	487,084	11,772,820
East West Bancorp, Inc.	1,277,364	76,360,820
Fifth Third Bancorp	2,724,173	76,222,361
First Horizon National Corp.	4,179,492	80,037,272
First Republic Bank .	728,232	76,071,115
FNB Corp.	3,802,458	53,348,486
Fulton Financial Corp.	1,438,527	26,972,381
Glacier Bancorp, Inc.	488,649	18,451,386
Great Western Bancorp, Inc.	430,744	17,781,112
Hancock Holding Co.	899,652	43,588,139
Home BancShares, Inc.	805,248	20,308,355
Hope Bancorp, Inc.	800,924	14,184,364
Huntington Bancshares, Inc.	5,550,015	77,478,209
IBERIABANK Corp.	536,644	44,085,305
Investors Bancorp, Inc.	3,362,595	45,865,796
KeyCorp	4,114,129	77,427,908
M&T Bank Corp.	474,643	76,436,509
MB Financial, Inc.	513,313	23,109,351
Old National Bancorp	1,228,751	22,486,143
PacWest Bancorp	1,315,315	66,436,561
People’s United Financial, Inc.	4,207,788	76,329,274
Pinnacle Financial Partners, Inc.	708,833	47,456,369
PNC Financial Services Group, Inc.	562,672	75,831,305
Popular, Inc.	652,415	23,447,795
Prosperity Bancshares, Inc.	855,476	56,230,437
Regions Financial Corp.	5,156,615	78,535,246
Signature Bank (b)	552,716	70,769,757
Sterling Bancorp	1,889,840	46,584,556

SunTrust Banks, Inc.	1,305,671	78,039,956
SVB Financial Group (b)	420,844	78,735,704
Synovus Financial Corp.	1,179,612	54,332,929
TCF Financial Corp.	2,031,545	34,617,527
Texas Capital Bancshares, Inc. (b)	765,914	65,715,421
Trustmark Corp.	415,366	13,756,922
UMB Financial Corp.	323,007	24,060,791
Umpqua Holdings Corp.	2,010,416	39,223,216
United Bankshares, Inc. (a)	1,294,604	48,094,539
United Community Banks, Inc.	574,822	16,405,420
Valley National Bancorp	2,600,119	31,331,434
Webster Financial Corp.	1,275,968	67,052,118
Western Alliance Bancorp (b)	907,835	48,187,882
Wintrust Financial Corp.	576,685	45,160,202
Zions Bancorp	1,642,038	77,471,353

		2,827,852,357

THRIFTS & MORTGAGE FINANCE — 6.0%
Essent Group, Ltd. (b)	732,290	29,657,745
MGIC Investment Corp. (b)	4,596,544	57,594,696
New York Community Bancorp, Inc.	5,486,807	70,724,942
Radian Group, Inc.	2,206,972	41,248,307
Washington Federal, Inc.	631,991	21,266,497

		220,492,187

TOTAL COMMON STOCKS (Cost $3,230,837,728)		3,640,073,002

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $4,134,037)	4,134,037	4,134,037

TOTAL INVESTMENTS — 99.9% (Cost $3,234,971,765)		3,644,207,039
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,868,156

NET ASSETS — 100.0%		$3,648,075,195

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$142,944,032	$—	$—	$142,944,032
Diversified Banks	374,098,100	—	—	374,098,100
Other Diversified Financial Services	74,686,326	—	—	74,686,326
Regional Banks	2,827,852,357	—	—	2,827,852,357
Thrifts & Mortgage Finance	220,492,187	—	—	220,492,187
Short-Term Investment	4,134,037	—	—	4,134,037

TOTAL INVESTMENTS	$3,644,207,039	$—	$—	$3,644,207,039

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	4,010,389	$4,010,389	$18,644,929	$18,521,281	$—	$—	4,134,037	$4,134,037	$19,502
State Street Navigator Securities Lending Government Money Market Portfolio	586,781	586,781	32,622	619,403	—	—	—	—	123

TOTAL		$4,597,170	$18,677,551	$19,140,684	$—	$—		$4,134,037	$19,625

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 41.6%
Affiliated Managers Group, Inc.	12,513	$2,375,343
Ameriprise Financial, Inc.	16,408	2,436,752
Artisan Partners Asset Management, Inc. Class A	72,907	2,376,768
Bank of New York Mellon Corp.	43,062	2,283,147
BlackRock, Inc.	5,214	2,331,127
Cohen & Steers, Inc.	18,439	728,156
Diamond Hill Investment Group, Inc.	1,979	420,241
Eaton Vance Corp.	47,489	2,344,532
Federated Investors, Inc. Class B	81,433	2,418,560
Financial Engines, Inc.	69,153	2,403,067
Franklin Resources, Inc.	52,964	2,357,428
Invesco, Ltd.	68,577	2,402,938
Janus Henderson Group PLC (a)	65,003	2,264,704
Legg Mason, Inc.	59,570	2,341,697
Northern Trust Corp.	24,596	2,261,110
SEI Investments Co.	38,663	2,360,763
State Street Corp. (b)	23,500	2,245,190
T Rowe Price Group, Inc.	26,398	2,392,979
Virtus Investment Partners, Inc.	9,209	1,068,704
Waddell & Reed Financial, Inc. Class A (a)	117,852	2,365,290
WisdomTree Investments, Inc. (a)	244,328	2,487,259

		44,665,755

FINANCIAL EXCHANGES & DATA — 21.3%
CBOE Holdings, Inc.	20,720	2,230,094
CME Group, Inc.	16,988	2,304,932
Donnelley Financial Solutions, Inc. (c)	64,773	1,396,506
FactSet Research Systems, Inc. (a)	13,603	2,450,036
Intercontinental Exchange, Inc.	33,240	2,283,588
MarketAxess Holdings, Inc.	12,203	2,251,575
Moody’s Corp.	16,077	2,238,079
Morningstar, Inc.	12,438	1,057,106
MSCI, Inc.	18,859	2,204,617
Nasdaq, Inc.	29,237	2,267,914
S&P Global, Inc.	14,325	2,239,141

		22,923,588

INVESTMENT BANKING & BROKERAGE — 36.9%
BGC Partners, Inc. Class A	167,948	2,430,207
Charles Schwab Corp.	56,178	2,457,226
Cowen, Inc. (c)	48,090	856,002
E*TRADE Financial Corp. (c)	54,718	2,386,252
Evercore, Inc. Class A	30,915	2,480,929
Goldman Sachs Group, Inc.	10,045	2,382,573
Greenhill & Co., Inc. (a)	131,189	2,177,737
Houlihan Lokey, Inc.	31,437	1,230,130
Interactive Brokers Group, Inc. Class A (a)	52,429	2,361,402
INTL. FCStone, Inc. (c)	12,203	467,619
Investment Technology Group, Inc.	28,470	630,326
Lazard, Ltd. Class A	53,376	2,413,663
LPL Financial Holdings, Inc.	47,859	2,468,089
Moelis & Co. Class A	47,654	2,051,505
Morgan Stanley	49,313	2,375,407
Piper Jaffray Cos.	14,309	849,239
PJT Partners, Inc. Class A	17,744	679,773

Raymond James Financial, Inc.	28,834	2,431,571
Stifel Financial Corp.	47,671	2,548,492
TD Ameritrade Holding Corp.	50,599	2,469,231
Virtu Financial, Inc. Class A (a)	90,941	1,473,244

		39,620,617

TOTAL COMMON STOCKS (Cost $90,634,359)		107,209,960

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	203,420	203,420
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,122,088	2,122,088

TOTAL SHORT-TERM INVESTMENTS (Cost $2,325,508)		2,325,508

TOTAL INVESTMENTS — 102.0% (Cost $92,959,867)		109,535,468
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(2,106,953)

NET ASSETS — 100.0%		$107,428,515

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$44,665,755	$—	$—	$44,665,755
Financial Exchanges & Data	22,923,588	—	—	22,923,588
Investment Banking & Brokerage	39,620,617	—	—	39,620,617
Short-Term Investments	2,325,508	—	—	2,325,508

TOTAL INVESTMENTS	$109,535,468	$—	$—	$109,535,468

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	24,612	$2,208,435	$99,449	$207,165	$45,490	$98,981	23,500	$2,245,190	$9,870
State Street Institutional U.S. Government Money Market Fund, Class G Shares .	154,495	154,495	2,741,263	2,692,338	—	—	203,420	203,420	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,848,473	1,848,473	2,541,447	2,267,832	—	—	2,122,088	2,122,088	2,859

TOTAL		$4,211,403	$5,382,159	$5,167,335	$45,490	$98,981		$4,570,698	$12,729

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.5%
Aon PLC	120,415	$17,592,632
Arthur J Gallagher & Co.	287,710	17,708,550
Brown & Brown, Inc.	323,322	15,580,887
Marsh & McLennan Cos., Inc.	209,528	17,560,542
Willis Towers Watson PLC	113,104	17,444,030

		85,886,641

LIFE & HEALTH INSURANCE — 27.0%
Aflac, Inc.	211,586	17,220,984
American Equity Investment Life Holding Co.	395,266	11,494,335
Athene Holding, Ltd. Class A (a)	334,064	17,986,006
Brighthouse Financial, Inc. (a)	314,899	19,145,859
CNO Financial Group, Inc.	795,078	18,557,120
Genworth Financial, Inc. Class A (a)	2,802,350	10,789,047
Lincoln National Corp.	261,018	19,179,603
MetLife, Inc.	364,278	18,924,242
Primerica, Inc.	183,234	14,942,733
Principal Financial Group, Inc.	283,090	18,214,011
Prudential Financial, Inc.	173,600	18,457,152
Torchmark Corp.	225,762	18,081,279
Unum Group	364,515	18,637,652

		221,630,023

MULTI-LINE INSURANCE — 10.9%
American Financial Group, Inc.	174,321	18,033,507
American International Group, Inc.	287,281	17,636,181
Assurant, Inc.	189,165	18,069,041
Hartford Financial Services Group, Inc.	322,995	17,903,613
Loews Corp.	373,607	17,880,831

		89,523,173

PROPERTY & CASUALTY INSURANCE — 40.2%
Allstate Corp.	191,664	17,615,838
AmTrust Financial Services, Inc. (b)	1,465,304	19,722,992
Arch Capital Group, Ltd. (a)	182,074	17,934,289
Argo Group International Holdings, Ltd.	83,323	5,124,365
Aspen Insurance Holdings, Ltd.	314,798	12,717,839
Assured Guaranty, Ltd.	421,705	15,919,364
Axis Capital Holdings, Ltd.	311,618	17,858,828
Chubb, Ltd.	121,900	17,376,845
Cincinnati Financial Corp.	226,666	17,355,816
First American Financial Corp.	356,628	17,820,701
FNF Group	365,201	17,332,440

Hanover Insurance Group, Inc.	147,111	14,259,469
Markel Corp. (a)	16,688	17,822,450
Mercury General Corp. (b)	90,325	5,120,524
Old Republic International Corp.	768,208	15,126,016
ProAssurance Corp.	101,665	5,555,992
Progressive Corp.	378,134	18,309,248
RLI Corp.	98,130	5,628,737
Selective Insurance Group, Inc.	134,585	7,247,402
Travelers Cos., Inc.	143,348	17,562,997
White Mountains Insurance Group, Ltd.	12,458	10,676,506
WR Berkley Corp.	266,338	17,775,398
XL Group, Ltd.	444,801	17,547,399

		329,411,455

REINSURANCE — 11.1%
Alleghany Corp. (a)	31,723	17,574,859
Everest Re Group, Ltd.	77,185	17,628,282
Reinsurance Group of America, Inc.	131,898	18,403,728
RenaissanceRe Holdings, Ltd.	133,083	17,984,837
Validus Holdings, Ltd.	390,111	19,197,362

		90,789,068

TOTAL COMMON STOCKS (Cost $755,824,469)		817,240,360

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $1,589,971)	1,589,971	1,589,971

TOTAL INVESTMENTS — 99.9% (Cost $757,414,440)		818,830,331
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		627,219

NET ASSETS — 100.0%		$819,457,550

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$85,886,641	$—	$—	$85,886,641
Life & Health Insurance	221,630,023	—	—	221,630,023
Multi-line Insurance	89,523,173	—	—	89,523,173

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Property & Casualty Insurance	$329,411,455	$—	$—	$329,411,455
Reinsurance	90,789,068	—	—	90,789,068
Short-Term Investment	1,589,971	—	—	1,589,971

TOTAL INVESTMENTS	$818,830,331	$—	$—	$818,830,331

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,196,474	$2,196,474	$5,756,243	$6,362,746	$—	$—	1,589,971	$1,589,971	$2,743
State Street Navigator Securities Lending Government Money Market Portfolio	1,523,155	1,523,155	3,157,877	4,681,032	—	—	—	—	787

TOTAL		$3,719,629	$8,914,120	$11,043,778	$—	$—		$1,589,971	$3,530

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	238,311	$11,438,928
Associated Banc-Corp.	1,327,327	32,187,680
Banc of California, Inc. (a)	1,462,405	30,344,904
BancorpSouth, Inc.	667,355	21,388,728
Bank of Hawaii Corp.	271,194	22,606,732
Bank of the Ozarks, Inc. (a)	1,744,750	83,835,237
BankUnited, Inc.	1,143,153	40,661,952
Banner Corp.	206,034	12,625,764
BB&T Corp.	1,946,128	91,351,248
Berkshire Hills Bancorp, Inc.	291,167	11,282,721
BOK Financial Corp.	179,532	15,992,711
Boston Private Financial Holdings, Inc.	437,686	7,243,703
Brookline Bancorp, Inc.	531,991	8,245,860
Canadian Imperial Bank of Commerce	1	88
Capital Bank Financial Corp. Class A (a)	460,566	18,906,234
Cathay General Bancorp	624,782	25,116,236
CenterState Bank Corp.	347,191	9,304,719
Central Pacific Financial Corp.	205,298	6,606,490
Chemical Financial Corp.	394,571	20,620,280
CIT Group, Inc.	1,959,135	96,095,572
Citizens Financial Group, Inc.	2,608,096	98,768,595
City Holding Co.	74,905	5,386,419
Columbia Banking System, Inc.	406,149	17,102,934
Comerica, Inc.	1,322,216	100,832,192
Commerce Bancshares, Inc.	504,991	29,173,330
Community Bank System, Inc. (a)	282,979	15,634,590
ConnectOne Bancorp, Inc.	176,080	4,331,568
Cullen/Frost Bankers, Inc.	636,246	60,392,470
Customers Bancorp, Inc. (b)	267,942	8,740,268
CVB Financial Corp. (a)	474,341	11,464,822
Eagle Bancorp, Inc. (b)	132,100	8,857,305
East West Bancorp, Inc.	1,372,361	82,039,741
Enterprise Financial Services Corp.	216,259	9,158,569
FB Financial Corp. (b)	97,459	3,676,153
FCB Financial Holdings, Inc. Class A (b)	409,919	19,799,088
Fidelity Southern Corp.	114,897	2,716,165
Fifth Third Bancorp	3,409,322	95,392,830
First BanCorp (b)	1,524,051	7,803,141
First Commonwealth Financial Corp.	618,685	8,742,019
First Financial Bancorp	353,527	9,244,731
First Financial Bankshares, Inc. (a)	295,242	13,344,938
First Hawaiian, Inc.	516,036	15,630,730
First Horizon National Corp.	4,113,614	78,775,708
First Interstate BancSystem, Inc. Class A	339,679	12,992,722
First Merchants Corp.	287,076	12,324,173
First Midwest Bancorp, Inc.	1,028,443	24,086,135
First Republic Bank	911,299	95,194,294
FNB Corp.	3,702,827	51,950,663
Fulton Financial Corp.	1,400,892	26,266,725
Glacier Bancorp, Inc.	475,867	17,968,738
Great Western Bancorp, Inc.	419,451	17,314,937
Guaranty Bancorp	187,216	5,204,605
Hancock Holding Co.	876,069	42,445,543

Hanmi Financial Corp.	212,994	6,592,164
HarborOne Bancorp, Inc. (b)	54,659	1,028,136
Heartland Financial USA, Inc.	109,354	5,402,088
Hilltop Holdings, Inc.	460,701	11,978,226
Home BancShares, Inc.	784,123	19,775,582
Hope Bancorp, Inc.	779,838	13,810,931
Huntington Bancshares, Inc.	6,945,869	96,964,331
IBERIABANK Corp.	522,493	42,922,800
Independent Bank Corp.	109,253	8,155,736
Independent Bank Group, Inc.	135,473	8,169,022
International Bancshares Corp.	211,451	8,479,185
Investors Bancorp, Inc.	3,274,475	44,663,839
KeyCorp	5,148,804	96,900,491
Lakeland Bancorp, Inc.	160,976	3,283,910
LegacyTexas Financial Group, Inc.	330,506	13,193,800
Live Oak Bancshares, Inc.	114,297	2,680,265
M&T Bank Corp.	593,946	95,649,064
MB Financial, Inc.	499,860	22,503,697
National Bank Holdings Corp. Class A	119,353	4,259,709
NBT Bancorp, Inc.	168,815	6,198,887
OFG Bancorp	305,193	2,792,516
Old National Bancorp	1,196,556	21,896,975
Opus Bank	379,907	9,117,768
Pacific Premier Bancorp, Inc. (b)	327,787	12,373,959
PacWest Bancorp	1,280,737	64,690,026
People’s United Financial, Inc. (a)	4,273,897	77,528,492
Pinnacle Financial Partners, Inc.	690,117	46,203,333
PNC Financial Services Group, Inc.	704,237	94,910,020
Popular, Inc.	635,288	22,832,251
Preferred Bank	113,177	6,830,232
Prosperity Bancshares, Inc.	833,174	54,764,527
Regions Financial Corp.	6,453,484	98,286,561
Renasant Corp.	318,854	13,678,837
Seacoast Banking Corp. of Florida (b)	325,162	7,768,120
ServisFirst Bancshares, Inc. (a)	162,409	6,309,590
Signature Bank (b)	691,789	88,576,664
Simmons First National Corp. Class A	193,645	11,212,045
South State Corp.	154,996	13,957,390
Southside Bancshares, Inc.	140,330	5,102,407
State Bank Financial Corp.	137,666	3,944,131
Sterling Bancorp	1,840,271	45,362,680
SunTrust Banks, Inc.	1,634,004	97,664,419
SVB Financial Group (b)	526,746	98,548,909
Synovus Financial Corp.	1,148,689	52,908,615
TCF Financial Corp.	1,978,246	33,709,312
Texas Capital Bancshares, Inc. (b)	745,798	63,989,468
Trustmark Corp.	404,499	13,397,007
UMB Financial Corp.	314,467	23,424,647
Umpqua Holdings Corp.	1,957,777	38,196,229
United Bankshares, Inc.	1,260,652	46,833,222
United Community Banks, Inc.	559,734	15,974,808
Valley National Bancorp	2,531,908	30,509,491
Webster Financial Corp.	1,242,404	65,288,330
Westamerica Bancorporation	144,053	8,576,916
Western Alliance Bancorp (b)	883,921	46,918,527
Wintrust Financial Corp.	561,564	43,976,077
Zions Bancorp	2,055,107	96,959,948

TOTAL COMMON STOCKS (Cost $3,525,551,884)		3,576,238,940

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	2,017,828	$2,017,828
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	31,102,976	31,102,976

TOTAL SHORT-TERM INVESTMENTS (Cost $33,120,804)		33,120,804

TOTAL INVESTMENTS — 100.7% (Cost $3,558,672,688)		3,609,359,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(26,853,320)

NET ASSETS — 100.0%		$3,582,506,424

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$3,576,238,940	$—	$—	$3,576,238,940
Short-Term Investments.	33,120,804	—	—	33,120,804

TOTAL INVESTMENTS	$3,609,359,744	$—	$—	$3,609,359,744

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,666,350	$3,666,350	$20,991,647	$22,640,169	$—	$—	2,017,828	$2,017,828	$14,149
State Street Navigator Securities Lending Government Money Market Portfolio	20,974,581	20,974,581	40,057,123	29,928,728	—	—	31,102,976	31,102,976	47,141

TOTAL		$24,640,931	$61,048,770	$52,568,897	$—	$—		$33,120,804	$61,290

See accompanying Notes to Schedule of Investments

SPDR NYSE Technology ETF (formerly, SPDR Morgan Stanley Technology ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTOMOBILES — 3.7%
Tesla, Inc. (a) (b)	85,430	$29,140,173

COMMUNICATIONS EQUIPMENT — 15.5%
Arista Networks, Inc. (a)	178,900	33,921,229
Cisco Systems, Inc.	565,760	19,026,509
F5 Networks, Inc. (a)	119,642	14,424,039
Juniper Networks, Inc.	610,021	16,976,884
Motorola Solutions, Inc.	207,456	17,606,791
Palo Alto Networks, Inc. (a)	133,779	19,277,554

		121,233,006

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Corning, Inc.	712,189	21,308,695

INTERNET & CATALOG RETAIL — 8.8%
Amazon.com, Inc. (a)	22,802	21,920,703
Netflix, Inc. (a)	139,259	25,254,619
Priceline Group, Inc. (a)	11,679	21,382,147

		68,557,469

INTERNET SOFTWARE & SERVICES — 13.0%
Alibaba Group Holding, Ltd. ADR (a)	195,133	33,701,421
Alphabet, Inc. Class A (a)	21,411	20,848,319
eBay, Inc. (a)	584,398	22,475,947
Facebook, Inc. Class A (a)	144,353	24,665,597

		101,691,284

IT SERVICES — 12.6%
Accenture PLC Class A	140,693	19,003,403
Automatic Data Processing, Inc.	171,518	18,750,348
Cognizant Technology Solutions Corp. Class A	307,607	22,313,812
International Business Machines Corp.	103,742	15,050,889
Visa, Inc. Class A	220,795	23,236,466

		98,354,918

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.5%
Applied Materials, Inc.	532,166	27,720,527
Broadcom, Ltd.	96,936	23,510,857
Intel Corp.	476,643	18,150,565
Lam Research Corp.	165,616	30,645,585
QUALCOMM, Inc.	260,381	13,498,151

		113,525,685

SOFTWARE — 23.3%
Adobe Systems, Inc. (a)	167,036	24,918,430

Microsoft Corp.	277,764	20,690,640
Oracle Corp.	442,611	21,400,242
salesforce.com, Inc. (a)	247,717	23,141,722
SAP SE ADR (b)	203,570	22,321,451
ServiceNow, Inc. (a)	222,258	26,121,983
Splunk, Inc. (a)	312,298	20,745,956
VMware, Inc. Class A (a) (b)	214,193	23,387,734

		182,728,158

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	149,211	22,996,400
Western Digital Corp.	257,543	22,251,715

		45,248,115

TOTAL COMMON STOCKS (Cost $500,663,055)		781,787,503

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	564,459	564,459
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	34,335,210	34,335,210

TOTAL SHORT-TERM INVESTMENTS (Cost $34,899,669)		34,899,669

TOTAL INVESTMENTS — 104.4% (Cost $535,562,724)		816,687,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(34,098,399)

NET ASSETS — 100.0%		$782,588,773

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles.	$29,140,173	$—	$—	$29,140,173
Communications Equipment	121,233,006	—	—	121,233,006
Electronic Equipment, Instruments & Components	21,308,695	—	—	21,308,695

See accompanying Notes to Schedule of Investments

SPDR NYSE Technology ETF (formerly, SPDR Morgan Stanley Technology ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet & Catalog Retail.	$68,557,469	$—	$—	$68,557,469
Internet Software & Services	101,691,284	—	—	101,691,284
IT Services.	98,354,918	—	—	98,354,918
Semiconductors & Semiconductor Equipment .	113,525,685	—	—	113,525,685
Software	182,728,158	—	—	182,728,158
Technology Hardware, Storage & Peripherals	45,248,115	—	—	45,248,115
Short-Term Investments	34,899,669	—	—	34,899,669

TOTAL INVESTMENTS	$816,687,172	$—	$—	$816,687,172

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	532,152	$532,152	$1,749,135	$1,716,828	$—	$—	564,459	$564,459	$2,081
State Street Navigator Securities Lending Government Money Market Portfolio	16,897,273	16,897,273	25,354,269	7,916,332	—	—	34,335,210	34,335,210	35,602

TOTAL		$17,429,425	$27,103,404	$9,633,160	$—	$—		$34,899,669	$37,683

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	520,334	$106,970,264
United Technologies Corp.	1,170,755	135,901,240

		242,871,504

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,582,267	94,714,503

BANKS — 5.4%
Commerce Bancshares, Inc.	1,710,911	98,839,328
Community Bank System, Inc.	2,475,324	136,761,651
Cullen/Frost Bankers, Inc.	1,586,293	150,570,932
People’s United Financial, Inc. (a)	13,908,740	252,304,544
United Bankshares, Inc.	5,637,622	209,437,657

		847,914,112

BEVERAGES — 3.1%
Brown-Forman Corp. Class B	1,968,080	106,866,744
Coca-Cola Co.	4,626,517	208,239,530
PepsiCo, Inc.	1,509,331	168,184,753

		483,291,027

BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	3,003,058	266,851,734

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	1,130,331	67,175,571

CAPITAL MARKETS — 3.9%
Eaton Vance Corp.	3,032,914	149,734,964
Franklin Resources, Inc.	2,406,442	107,110,733
S&P Global, Inc.	456,257	71,317,532
SEI Investments Co.	1,157,783	70,694,230
T Rowe Price Group, Inc.	2,381,638	215,895,485

		614,752,944

CHEMICALS — 5.5%
Air Products & Chemicals, Inc.	1,152,093	174,219,503
Albemarle Corp.	642,844	87,626,066
Ecolab, Inc.	530,841	68,271,461
HB Fuller Co.	1,445,361	83,917,660
PPG Industries, Inc.	867,989	94,315,685
Praxair, Inc.	1,104,831	154,389,084
RPM International, Inc.	2,718,613	139,573,591
Sherwin-Williams Co.	173,205	62,014,318

		864,327,368

COMMERCIAL SERVICES & SUPPLIES — 1.7%
ABM Industries, Inc.	2,203,456	91,906,150
Cintas Corp.	480,076	69,265,365
MSA Safety, Inc.	1,366,624	108,660,274

		269,831,789

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	1,035,601	89,382,723
Bemis Co., Inc.	3,563,774	162,401,181
Sonoco Products Co.	3,906,694	197,092,712

		448,876,616

DISTRIBUTORS — 1.4%
Genuine Parts Co.	2,236,732	213,943,416

DIVERSIFIEDTELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	9,014,019	353,079,124

ELECTRIC UTILITIES — 1.2%
NextEra Energy, Inc.	1,231,699	180,505,488

ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	3,372,562	211,931,796

FOOD & STAPLES RETAILING — 2.9%
Sysco Corp.	3,198,466	172,557,241
Wal-Mart Stores, Inc.	2,203,949	172,216,575
Walgreens Boots Alliance, Inc.	1,512,779	116,816,794

		461,590,610

FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	4,699,471	199,774,512
Hormel Foods Corp. (b)	3,762,468	120,925,721
Lancaster Colony Corp.	830,757	99,790,531
McCormick & Co., Inc.	1,290,115	132,417,404

		552,908,168

GAS UTILITIES — 4.5%
Atmos Energy Corp.	1,587,168	133,068,165
National Fuel Gas Co. (b)	3,178,345	179,926,110
New Jersey Resources Corp.	3,275,941	138,080,913
UGI Corp.	2,580,218	120,909,016
WGL Holdings, Inc.	1,592,548	134,092,542

		706,076,746

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	2,698,560	143,995,162
Becton Dickinson and Co.	457,566	89,660,058
C.R. Bard, Inc.	64,245	20,590,522
Medtronic PLC	1,531,766	119,125,442
West Pharmaceutical Services, Inc.	368,201	35,443,028

		408,814,212

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc.	1,936,238	129,573,047

HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald’s Corp.	1,016,359	159,243,128

HOUSEHOLD DURABLES — 1.0%
Leggett & Platt, Inc.	3,228,414	154,092,200

HOUSEHOLD PRODUCTS — 4.9%
Church & Dwight Co., Inc.	1,744,202	84,506,587
Clorox Co.	1,207,215	159,243,731
Colgate-Palmolive Co.	1,888,553	137,581,086
Kimberly-Clark Corp.	1,525,981	179,577,444
Procter & Gamble Co.	2,256,481	205,294,641

		766,203,489

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	675,808	141,852,099
Carlisle Cos., Inc.	924,225	92,690,525
Roper Technologies, Inc.	161,764	39,373,358

		273,915,982

INSURANCE — 5.6%
Aflac, Inc.	1,793,376	145,962,873
Brown & Brown, Inc.	1,781,262	85,839,016
Chubb, Ltd.	836,061	119,180,496

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Cincinnati Financial Corp.	2,305,934	$176,565,366
Mercury General Corp. (b)	1,261,505	71,514,718
Old Republic International Corp.	8,546,842	168,287,319
RenaissanceRe Holdings, Ltd.	397,988	53,784,098
RLI Corp.	1,159,164	66,489,647

		887,623,533

IT SERVICES — 2.5%
Automatic Data Processing, Inc.	1,351,133	147,705,860
International Business Machines Corp.	1,679,576	243,672,886

		391,378,746

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Polaris Industries, Inc. (b)	1,704,068	178,296,635

MACHINERY — 6.1%
Caterpillar, Inc. (b)	1,687,262	210,418,444
Donaldson Co., Inc.	2,048,168	94,092,838
Dover Corp.	1,642,949	150,149,109
Illinois Tool Works, Inc.	803,661	118,909,682
Lincoln Electric Holdings, Inc.	1,022,525	93,745,092
Nordson Corp.	446,574	52,919,019
Pentair PLC	2,018,873	137,202,609
Stanley Black & Decker, Inc.	721,257	108,888,169

		966,324,962

MEDIA — 1.8%
John Wiley & Sons, Inc. Class A	1,518,289	81,228,462
Meredith Corp. (a) (b)	3,608,753	200,285,791

		281,514,253

METALS & MINING — 1.0%
Nucor Corp.	2,710,922	151,920,069

MULTI-UTILITIES — 4.5%
Black Hills Corp. (b)	2,374,739	163,548,275
Consolidated Edison, Inc.	2,613,649	210,869,201
MDU Resources Group, Inc.	5,905,976	153,260,077
Vectren Corp.	2,746,501	180,637,371

		708,314,924

MULTILINE RETAIL — 2.1%
Target Corp.	5,516,412	325,523,472

OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	2,522,450	296,387,875
Exxon Mobil Corp.	3,002,950	246,181,841

		542,569,716

PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,200,475	156,073,755

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Essex Property Trust, Inc. REIT	651,025	165,379,881
Federal Realty Investment Trust REIT	1,485,427	184,504,888
National Retail Properties, Inc. REIT	7,275,681	303,104,870
Realty Income Corp. REIT	5,057,754	289,252,951
Tanger Factory Outlet Centers, Inc. REIT (b)	12,214,966	298,289,470

		1,240,532,060

SOFTWARE — 0.3%
CDK Global, Inc.	861,566	54,356,199

SPECIALTY RETAIL — 2.2%
Lowe’s Cos., Inc.	1,789,576	143,058,706
Ross Stores, Inc.	1,313,297	84,799,587
TJX Cos., Inc.	1,627,592	120,002,358

		347,860,651

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
VF Corp. (b)	3,114,128	197,965,117

TRADING COMPANIES & DISTRIBUTORS — 1.2%
W.W. Grainger, Inc. (b)	1,068,409	192,046,518

WATER UTILITIES — 0.9%
Aqua America, Inc. (b)	4,349,928	144,374,110

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	5,009,230	139,707,425

TOTAL COMMON STOCKS (Cost $12,044,072,200)		15,678,866,719

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	23,748,270	23,748,270
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	86,851,061	86,851,061

TOTAL SHORT-TERM INVESTMENTS (Cost $110,599,331)		110,599,331

TOTAL INVESTMENTS — 100.4% (Cost $12,154,671,531)		15,789,466,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(67,433,521)

NET ASSETS — 100.0%		$15,722,032,529

(a)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense.	$242,871,504	$—	$—	$242,871,504
Air Freight & Logistics	94,714,503	—	—	94,714,503
Banks	847,914,112	—	—	847,914,112
Beverages	483,291,027	—	—	483,291,027
Biotechnology	266,851,734	—	—	266,851,734
Building Products	67,175,571	—	—	67,175,571
Capital Markets	614,752,944	—	—	614,752,944
Chemicals	864,327,368	—	—	864,327,368
Commercial Services & Supplies	269,831,789	—	—	269,831,789
Containers & Packaging	448,876,616	—	—	448,876,616
Distributors	213,943,416	—	—	213,943,416
Diversified Telecommunication Services	353,079,124	—	—	353,079,124
Electric Utilities	180,505,488	—	—	180,505,488
Electrical Equipment	211,931,796	—	—	211,931,796
Food & Staples Retailing	461,590,610	—	—	461,590,610
Food Products	552,908,168	—	—	552,908,168
Gas Utilities	706,076,746	—	—	706,076,746
Health Care Equipment & Supplies	408,814,212	—	—	408,814,212
Health Care Providers & Services	129,573,047	—	—	129,573,047
Hotels, Restaurants & Leisure	159,243,128	—	—	159,243,128
Household Durables.	154,092,200	—	—	154,092,200
Household Products	766,203,489	—	—	766,203,489
Industrial Conglomerates	273,915,982	—	—	273,915,982
Insurance	887,623,533	—	—	887,623,533
IT Services	391,378,746	—	—	391,378,746
Leisure Equipment & Products	178,296,635	—	—	178,296,635
Machinery	966,324,962	—	—	966,324,962
Media	281,514,253	—	—	281,514,253
Metals & Mining	151,920,069	—	—	151,920,069
Multi-Utilities	708,314,924	—	—	708,314,924
Multiline Retail	325,523,472	—	—	325,523,472
Oil, Gas & Consumable Fuels	542,569,716	—	—	542,569,716
Pharmaceuticals	156,073,755	—	—	156,073,755
Real Estate Investment Trusts (REITs)	1,240,532,060	—	—	1,240,532,060
Software	54,356,199	—	—	54,356,199
Specialty Retail	347,860,651	—	—	347,860,651
Textiles, Apparel & Luxury Goods	197,965,117	—	—	197,965,117
Trading Companies & Distributors	192,046,518	—	—	192,046,518
Water Utilities	144,374,110	—	—	144,374,110
Wireless Telecommunication Services	139,707,425	—	—	139,707,425
Short-Term Investments	110,599,331	—	—	110,599,331

TOTAL INVESTMENTS	$15,789,466,050	$—	$—	$15,789,466,050

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17		Dividend Income
Community Bank System, Inc.	2,595,546	$144,753,600	$970,233	$7,490,325	$(614,938)	$(856,919)	2,475,324	$136,761,651	*	$846,132
Meredith Corp	3,134,465	186,343,944	32,250,255	3,867,392	(119,830)	(14,321,185)	3,608,753	200,285,792		—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,988,151	12,988,151	157,724,996	146,964,877	—	—	23,748,270	23,748,270		77,395
State Street Navigator Securities Lending Government Money Market Portfolio	152,097,469	152,097,469	157,122,972	222,369,380	—	—	86,851,061	86,851,061		402,649
Telephone & Data Systems, Inc.	5,381,774	149,344,229	1,054,357	11,604,814	543,820	369,833	5,009,230	139,707,425	*	780,630
United Bankshares, Inc.	4,756,639	186,460,249	34,123,294	3,710,118	(173,022)	(7,262,746)	5,637,622	209,437,657		—

TOTAL		$831,987,642	$383,246,107	$396,006,906	$(363,970)	$(22,071,017)		$796,791,856		$2,106,806

*	As of September 30, 2017, no longer an affiliate.

See accompanying Notes to Schedule of Investments

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	269,806	$10,193,271
Aerojet Rocketdyne Holdings, Inc. (a)	673,472	23,578,255
Aerovironment, Inc. (a)	285,137	15,431,614
Arconic, Inc.	1,396,836	34,753,280
Astronics Corp. (a)	250,109	7,440,743
Axon Enterprise, Inc. (a) (b)	971,869	22,032,270
Boeing Co.	142,892	36,324,575
BWX Technologies, Inc.	634,056	35,519,817
Cubic Corp.	174,486	8,898,786
Curtiss-Wright Corp.	292,272	30,554,115
DigitalGlobe, Inc. (a)	476,829	16,808,222
Engility Holdings, Inc. (a)	148,615	5,153,968
Esterline Technologies Corp. (a)	234,849	21,171,637
General Dynamics Corp.	172,379	35,437,675
HEICO Corp. (b)	267,311	24,007,201
Hexcel Corp.	639,780	36,736,167
Huntington Ingalls Industries, Inc.	162,095	36,704,792
KeyW Holding Corp. (a) (b)	533,242	4,057,972
KLX, Inc. (a)	731,393	38,712,631
Kratos Defense & Security Solutions, Inc. (a)	1,950,265	25,509,466
L3 Technologies, Inc.	187,202	35,274,473
Lockheed Martin Corp.	112,635	34,949,514
Mercury Systems, Inc. (a)	523,384	27,153,162
Moog, Inc. Class A (a)	140,018	11,681,702
National Presto Industries, Inc.	34,564	3,679,338
Northrop Grumman Corp.	127,587	36,709,332
Orbital ATK, Inc.	316,105	42,092,542
Raytheon Co.	187,717	35,024,238
Rockwell Collins, Inc.	260,444	34,042,635
Spirit AeroSystems Holdings, Inc. Class A	451,521	35,092,212
Teledyne Technologies, Inc. (a)	225,847	35,950,325

Textron, Inc.	692,773	37,326,609
TransDigm Group, Inc. (b)	134,298	34,333,284
Triumph Group, Inc. (b)	1,314,504	39,106,494
United Technologies Corp.	311,345	36,140,928
Wesco Aircraft Holdings, Inc. (a)	952,229	8,950,952

TOTAL COMMON STOCKS (Cost $806,729,803)		956,534,197

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	904,914	904,914
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,239,874	4,239,874

TOTAL SHORT-TERM INVESTMENTS (Cost $5,144,788)		5,144,788

TOTAL INVESTMENTS — 100.5% (Cost $811,874,591)		961,678,985
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,411,366)

NET ASSETS — 100.0%		$957,267,619

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$956,534,197	$—	$—	$956,534,197
Short-Term Investments	5,144,788	—	—	5,144,788

TOTAL INVESTMENTS	$961,678,985	$—	$—	$961,678,985

See accompanying Notes to Schedule of Investments

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	693,298	$693,298	$12,585,653	$12,374,037	$—	$—	904,914	$904,914	$2,889
State Street Navigator Securities Lending Government Money Market Portfolio	6,711,712	6,711,712	12,473,650	14,945,488	—	—	4,239,874	4,239,874	14,812

TOTAL		$7,405,010	$25,059,303	$27,319,525	$—	$—		$5,144,788	$17,701

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	904,834	$80,403,549
ACADIA Pharmaceuticals, Inc. (a) (b)	2,030,119	76,474,583
Acceleron Pharma, Inc. (a)	503,122	18,776,513
Achaogen, Inc. (a) (b)	1,432,173	22,843,159
Achillion Pharmaceuticals, Inc. (a) (b)	2,171,099	9,748,234
Acorda Therapeutics, Inc. (a) (b)	1,153,461	27,279,353
Aduro Biotech, Inc. (a)	706,544	7,524,694
Agios Pharmaceuticals, Inc. (a) (b)	739,356	49,352,013
Aimmune Therapeutics, Inc. (a) (b)	350,930	8,699,555
Akebia Therapeutics, Inc. (a) (b)	630,452	12,400,991
Alder Biopharmaceuticals, Inc. (a) (b)	2,668,551	32,689,750
Alexion Pharmaceuticals, Inc. (a)	546,900	76,724,601
Alkermes PLC (a)	1,527,348	77,650,372
Alnylam Pharmaceuticals, Inc. (a) (b)	1,047,980	123,127,170
AMAG Pharmaceuticals, Inc. (a) (b)	1,495,232	27,587,030
Amgen, Inc.	427,524	79,711,850
Amicus Therapeutics, Inc. (a) (b)	5,186,896	78,218,392
Arena Pharmaceuticals, Inc. (a)	1,072,625	27,351,937
Array BioPharma, Inc. (a) (b)	4,183,943	51,462,499
Avexis, Inc. (a)	831,712	80,451,502
BioCryst Pharmaceuticals, Inc. (a) (b)	1,451,130	7,603,921
Biogen, Inc. (a)	236,611	74,087,636
BioMarin Pharmaceutical, Inc. (a)	857,031	79,763,875
Bioverativ, Inc. (a)	1,352,934	77,211,943
Bluebird Bio, Inc. (a) (b)	618,727	84,982,153
Blueprint Medicines Corp. (a)	686,612	47,836,258
Calithera Biosciences, Inc. (a)	1,026,786	16,171,879
Cara Therapeutics, Inc. (a) (b)	3,036,678	41,572,122
Celgene Corp. (a)	549,605	80,143,401
Clovis Oncology, Inc. (a) (b)	1,149,649	94,731,078
Coherus Biosciences, Inc. (a) (b)	1,195,877	15,964,958
Cytokinetics, Inc. (a)	857,236	12,429,922
CytomX Therapeutics, Inc. (a)	369,268	6,709,600
Dynavax Technologies Corp. (a) (b)	2,018,416	43,395,944
Eagle Pharmaceuticals, Inc. (a) (b)	770,868	45,974,567
Editas Medicine, Inc. (a) (b)	1,262,764	30,318,964
Emergent BioSolutions, Inc. (a)	473,088	19,136,410
Enanta Pharmaceuticals, Inc. (a)	306,202	14,330,254
Epizyme, Inc. (a) (b)	764,831	14,570,031
Esperion Therapeutics, Inc. (a) (b)	975,089	48,871,461
Exact Sciences Corp. (a) (b)	1,818,728	85,698,463
Exelixis, Inc. (a)	2,973,553	72,049,189
FibroGen, Inc. (a)	656,321	35,310,070
Five Prime Therapeutics, Inc. (a)	424,093	17,349,645
Flexion Therapeutics, Inc. (a) (b)	837,434	20,249,154
Foundation Medicine, Inc. (a) (b)	318,741	12,813,388
Genomic Health, Inc. (a)	178,099	5,715,197
Geron Corp. (a) (b)	2,197,623	4,790,818
Gilead Sciences, Inc.	907,425	73,519,573
Global Blood Therapeutics, Inc. (a)	1,351,046	41,949,978
Halozyme Therapeutics, Inc. (a) (b)	1,466,998	25,481,755
Heron Therapeutics, Inc. (a) (b)	1,113,395	17,981,329

Ignyta, Inc. (a)	1,262,266	15,588,985
ImmunoGen, Inc. (a)	4,522,271	34,595,373
Immunomedics, Inc. (a) (b)	2,863,200	40,027,536
Incyte Corp. (a)	596,487	69,633,892
Inovio Pharmaceuticals, Inc. (a) (b)	2,383,423	15,110,902
Insmed, Inc. (a) (b)	427,561	13,344,179
Intercept Pharmaceuticals, Inc. (a) (b)	660,488	38,334,724
Intrexon Corp. (a) (b)	1,829,802	34,784,536
Ionis Pharmaceuticals, Inc. (a) (b)	1,375,064	69,715,745
Ironwood Pharmaceuticals, Inc. (a) (b)	2,030,569	32,022,073
Juno Therapeutics, Inc. (a) (b)	1,845,195	82,775,448
Keryx Biopharmaceuticals, Inc. (a) (b)	1,994,951	14,164,152
Kite Pharma, Inc. (a)	433,245	77,901,783
La Jolla Pharmaceutical Co. (a) (b)	426,022	14,817,045
Lexicon Pharmaceuticals, Inc. (a) (b)	1,257,389	15,453,311
Ligand Pharmaceuticals, Inc. (a) (b)	347,652	47,332,820
Loxo Oncology, Inc. (a) (b)	552,952	50,937,938
MacroGenics, Inc. (a)	385,561	7,125,167
MiMedx Group, Inc. (a) (b)	2,521,206	29,951,927
Momenta Pharmaceuticals, Inc. (a) (b)	1,204,724	22,287,394
Myriad Genetics, Inc. (a) (b)	1,420,430	51,391,157
Neurocrine Biosciences, Inc. (a) (b)	1,337,439	81,958,262
OPKO Health, Inc. (a) (b)	8,375,153	57,453,550
PDL BioPharma, Inc. (a)	2,325,400	7,883,106
Portola Pharmaceuticals, Inc. (a)	1,347,696	72,816,015
Progenics Pharmaceuticals, Inc. (a) (b)	1,662,624	12,236,913
Prothena Corp. PLC (a) (b)	469,603	30,416,186
PTC Therapeutics, Inc. (a) (b)	1,070,123	21,413,161
Puma Biotechnology, Inc. (a) (b)	740,716	88,700,741
Radius Health, Inc. (a) (b)	1,806,275	69,631,901
Regeneron Pharmaceuticals, Inc. (a)	163,835	73,253,905
REGENXBIO, Inc. (a)	311,616	10,267,747
Repligen Corp. (a)	500,221	19,168,469
Retrophin, Inc. (a)	451,299	11,232,832
Sage Therapeutics, Inc. (a) (b)	570,142	35,519,847
Sangamo Therapeutics, Inc. (a)	1,274,949	19,124,235
Sarepta Therapeutics, Inc. (a) (b)	1,795,450	81,441,612
Seattle Genetics, Inc. (a) (b)	1,457,307	79,292,074
Spark Therapeutics, Inc. (a) (b)	660,218	58,865,037
Spectrum Pharmaceuticals, Inc. (a)	976,695	13,742,099
Synergy Pharmaceuticals, Inc. (a) (b)	9,254,390	26,837,731
TESARO, Inc. (a) (b)	641,838	82,861,286
TG Therapeutics, Inc. (a) (b)	2,366,620	28,044,447
Ultragenyx Pharmaceutical, Inc. (a) (b)	768,488	40,929,671
United Therapeutics Corp. (a)	639,173	74,904,684
Vanda Pharmaceuticals, Inc. (a)	770,810	13,797,499
Versartis, Inc. (a) (b)	342,606	839,385
Vertex Pharmaceuticals, Inc. (a)	486,245	73,928,690
Xencor, Inc. (a) (b)	390,770	8,956,448
ZIOPHARM Oncology, Inc. (a) (b)	2,057,348	12,632,117

		4,222,638,420

TOTAL COMMON STOCKS (Cost $4,015,325,950)		4,222,638,420

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (d) (Cost $954,377)	859,799	$2,106,508

SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	1,493,303	1,493,303
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	327,012,004	327,012,004

TOTAL SHORT-TERM INVESTMENTS (Cost $328,505,307)		328,505,307

TOTAL INVESTMENTS — 107.7% (Cost $4,344,785,634)		4,553,250,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(327,305,736)

NET ASSETS — 100.0%		$4,225,944,499

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $2,106,508 representing 0.1% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$4,222,638,420	$—	$—	$4,222,638,420
Rights
Biotechnology	—	2,106,508	—	2,106,508
Short-Term Investments	328,505,307	—	—	328,505,307

TOTAL INVESTMENTS	$4,551,143,727	$2,106,508	$—	$4,553,250,235

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17		Dividend Income
AMAG Pharmaceuticals, Inc.	1,931,134	$35,532,866	$17,052,842	$26,064,209	$(4,516,043)	$5,581,574	1,495,232	$27,587,030	*	$—
Cara Therapeutics, Inc.	2,705,340	41,635,183	21,154,818	16,293,013	(440,616)	(4,484,250)	3,036,678	41,572,122		—
Eagle Pharmaceuticals, Inc.	484,152	38,194,751	30,973,072	12,986,402	(604,805)	(9,602,049)	770,868	45,974,567		—
Esperion Therapeutics, Inc.	1,229,752	56,912,923	28,547,494	42,195,889	8,610,254	(3,003,321)	975,089	48,871,461	*	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,136,397	4,136,397	7,785,051	10,428,145	—	—	1,493,303	1,493,303		12,532
State Street Navigator Securities Lending Government Money Market Portfolio	247,643,061	247,643,061	513,767,602	434,398,659	—	—	327,012,004	327,012,004		2,997,048

TOTAL		$424,055,181	$619,280,879	$542,366,317	$3,048,790	$(11,508,046)		$492,510,487		$3,009,580

*	As of September 30, 2017, no longer an affiliate.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 73.9%
Abaxis, Inc.	32,857	$1,467,065
Abbott Laboratories	51,396	2,742,491
ABIOMED, Inc. (a)	17,041	2,873,113
Accuray, Inc. (a) (b)	142,799	571,196
Analogic Corp.	20,662	1,730,443
AngioDynamics, Inc. (a)	43,055	735,810
AtriCure, Inc. (a)	53,458	1,195,855
Baxter International, Inc.	42,252	2,651,313
Becton Dickinson and Co.	13,125	2,571,844
Boston Scientific Corp. (a)	92,867	2,708,930
C.R. Bard, Inc.	8,255	2,645,728
Cantel Medical Corp.	32,547	3,064,951
Cardiovascular Systems, Inc. (a)	58,882	1,657,528
CONMED Corp.	31,942	1,675,997
CryoLife, Inc. (a)	27,020	613,354
Danaher Corp.	30,817	2,643,482
DexCom, Inc. (a) (b)	37,520	1,835,666
Edwards Lifesciences Corp. (a)	23,621	2,582,012
GenMark Diagnostics, Inc. (a)	111,542	1,074,149
Glaukos Corp. (a) (b)	63,659	2,100,747
Globus Medical, Inc. Class A (a) (b)	87,950	2,613,874
Heska Corp. (a)	18,126	1,596,719
Hill-Rom Holdings, Inc.	34,534	2,555,516
Hologic, Inc. (a)	68,909	2,528,271
IDEXX Laboratories, Inc. (a)	16,977	2,639,754
Inogen, Inc. (a)	25,946	2,467,465
Insulet Corp. (a) (b)	45,563	2,509,610
Integer Holdings Corp. (a)	44,509	2,276,635
Integra LifeSciences Holdings Corp. (a) (b)	51,278	2,588,513
Intuitive Surgical, Inc. (a)	2,564	2,681,636
Invacare Corp. (b)	145,722	2,295,122
K2M Group Holdings, Inc. (a)	99,282	2,105,771
LeMaitre Vascular, Inc.	37,863	1,416,833
LivaNova PLC (a)	40,492	2,836,870
Masimo Corp. (a)	31,039	2,686,736
Medtronic PLC	32,594	2,534,835
Natus Medical, Inc. (a)	81,266	3,047,475
Nevro Corp. (a) (b)	30,262	2,750,211
NuVasive, Inc. (a)	43,545	2,415,006
NxStage Medical, Inc. (a)	95,899	2,646,812
Orthofix International NV (a)	24,252	1,145,907
Penumbra, Inc. (a) (b)	30,365	2,741,959
ResMed, Inc. (b)	33,488	2,577,236
STERIS PLC	30,714	2,715,118
Stryker Corp.	18,762	2,664,579
Teleflex, Inc.	11,488	2,779,751
Varex Imaging Corp. (a)	84,557	2,861,409
Varian Medical Systems, Inc. (a)	25,124	2,513,907
Wright Medical Group NV (a) (b)	93,648	2,422,674
Zimmer Biomet Holdings, Inc.	23,109	2,705,833

		113,463,711

HEALTH CARE SUPPLIES — 26.0%
Alere, Inc. (a)	53,645	2,735,359
Align Technology, Inc. (a)	14,736	2,744,875
Anika Therapeutics, Inc. (a)	23,821	1,381,618
Antares Pharma, Inc. (a) (b)	321,816	1,042,684

Atrion Corp.	1,587	1,066,464
Cooper Cos., Inc.	10,632	2,520,953
DENTSPLY SIRONA, Inc.	45,750	2,736,307
Endologix, Inc. (a) (b)	205,863	918,149
Haemonetics Corp. (a)	63,222	2,836,771
Halyard Health, Inc. (a)	58,338	2,626,960
ICU Medical, Inc. (a)	15,076	2,801,875
Lantheus Holdings, Inc. (a)	162,040	2,884,312
Meridian Bioscience, Inc.	75,254	1,076,132
Merit Medical Systems, Inc. (a)	64,582	2,735,048
Neogen Corp. (a)	28,118	2,178,020
OraSure Technologies, Inc. (a)	123,780	2,785,050
Quidel Corp. (a)	48,339	2,120,149
West Pharmaceutical Services, Inc.	29,243	2,814,931

		40,005,657

TOTAL COMMON STOCKS (Cost $131,270,020)		153,469,368

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $94,757)	94,757	94,757

TOTAL INVESTMENTS — 100.0% (Cost $131,364,777)		153,564,125
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		11,106

NET ASSETS — 100.0%		$153,575,231

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$113,463,711	$—	$—	$113,463,711
Health Care Supplies	40,005,657	—	—	40,005,657
Short-Term Investment	94,757	—	—	94,757

TOTAL INVESTMENTS	$153,564,125	$—	$—	$153,564,125

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	155,527	$155,527	$296,415	$357,185	$—	$—	94,757	$94,757	$350
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	646,573	646,573	—	—	—	—	7

TOTAL		$155,527	$942,988	$1,003,758	$—	$—		$94,757	$357

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 36.8%
Almost Family, Inc. (a)	21,342	$1,146,065
Amedisys, Inc. (a)	43,664	2,443,437
AMN Healthcare Services, Inc. (a) (b)	61,190	2,796,383
BioTelemetry, Inc. (a)	58,882	1,943,106
Chemed Corp.	11,764	2,376,916
CorVel Corp. (a)	4,601	250,294
Cross Country Healthcare, Inc. (a)	36,250	515,838
DaVita, Inc. (a)	38,827	2,305,936
Diplomat Pharmacy, Inc. (a)	85,155	1,763,560
Envision Healthcare Corp. (a)	45,970	2,066,351
Express Scripts Holding Co. (a)	35,993	2,279,077
Laboratory Corp. of America Holdings (a)	14,370	2,169,439
Landauer, Inc.	4,406	296,524
LHC Group, Inc. (a)	26,165	1,855,622
MEDNAX, Inc. (a)	53,931	2,325,505
Premier, Inc. Class A (a)	68,234	2,222,381
Providence Service Corp. (a)	9,751	527,334
Quest Diagnostics, Inc.	21,053	1,971,403
Teladoc, Inc. (a) (b)	68,607	2,274,322
Tivity Health, Inc. (a)	59,035	2,408,628

		35,938,121

HEALTH CARE DISTRIBUTORS — 14.9%

Aceto Corp.	38,365	430,839
AmerisourceBergen Corp.	27,443	2,270,908
Cardinal Health, Inc.	33,119	2,216,323
Henry Schein, Inc. (a)	25,825	2,117,392
McKesson Corp.	14,425	2,215,824
Owens & Minor, Inc.	80,171	2,340,993
Patterson Cos., Inc. (b)	57,506	2,222,607
PharMerica Corp. (a)	27,319	800,447

		14,615,333

HEALTH CARE FACILITIES — 24.9%

Acadia Healthcare Co., Inc. (a) (b)	48,325	2,308,002
Brookdale Senior Living, Inc. (a)	197,214	2,090,468
Capital Senior Living Corp. (a) (b)	66,345	832,630
Community Health Systems, Inc. (a) (b)	317,534	2,438,661
Ensign Group, Inc.	32,203	727,466
HCA Healthcare, Inc. (a)	29,383	2,338,593
HealthSouth Corp.	50,615	2,346,005
Kindred Healthcare, Inc.	266,312	1,810,922
LifePoint Health, Inc. (a)	40,647	2,353,461
Select Medical Holdings Corp. (a)	97,085	1,864,032

Tenet Healthcare Corp. (a) (b)	136,386	2,240,822
Universal Health Services, Inc. Class B	20,489	2,273,050
US Physical Therapy, Inc.	11,202	688,363

		24,312,475

MANAGED HEALTH CARE — 23.3%
Aetna, Inc.	13,904	2,210,875
Anthem, Inc.	11,679	2,217,609
Centene Corp. (a)	25,285	2,446,829
Cigna Corp.	12,267	2,293,193
HealthEquity, Inc. (a) (b)	50,718	2,565,316
Humana, Inc.	8,825	2,150,035
Magellan Health, Inc. (a)	20,248	1,747,402
Molina Healthcare, Inc. (a) (b)	34,810	2,393,536
Triple-S Management Corp. Class B (a)	8,887	210,444
UnitedHealth Group, Inc.	11,449	2,242,287
WellCare Health Plans, Inc. (a)	13,148	2,258,038

		22,735,564

TOTAL COMMON STOCKS (Cost $101,009,082)		97,601,493

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	129,521	129,521
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	162,690	162,690

TOTAL SHORT-TERM INVESTMENTS (Cost $292,211)		292,211

TOTAL INVESTMENTS — 100.2% (Cost $101,301,293)		97,893,704

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(147,538)

NET ASSETS — 100.0%		$97,746,166

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services.	$35,938,121	$—	$—	$35,938,121
Health Care Distributors	14,615,333	—	—	14,615,333

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Facilities	$24,312,475	$—	$—	$24,312,475
Managed Health Care	22,735,564	—	—	22,735,564
Short-Term Investments	292,211	—	—	292,211

TOTAL INVESTMENTS	$97,893,704	$—	$—	$97,893,704

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,326	$154,326	$2,501,930	$2,526,735	$—	$—	129,521	$129,521	$734
State Street Navigator Securities Lending Government Money Market Portfolio	1,432,587	1,432,587	5,902,664	7,172,561	—	—	162,690	162,690	1,558

TOTAL		$1,586,913	$8,404,594	$9,699,296	$—	$—		$292,211	$2,292

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 28.4%
Allegion PLC.	290,675	$25,134,667
AO Smith Corp.	469,162	27,882,298
Fortune Brands Home & Security, Inc.	556,252	37,396,822
Johnson Controls International PLC	1,091,321	43,969,323
Lennox International, Inc.	210,604	37,691,798
Masco Corp.	1,137,512	44,374,343
Owens Corning	482,653	37,333,209
USG Corp. (a) (b)	705,061	23,020,242

		276,802,702

HOME FURNISHINGS — 10.2%
Leggett & Platt, Inc.	541,828	25,861,451
Mohawk Industries, Inc. (a)	165,708	41,014,387
Tempur Sealy International, Inc. (a) (b)	509,720	32,887,134

		99,762,972

HOME IMPROVEMENT RETAIL — 8.9%
Home Depot, Inc.	267,662	43,778,797
Lowe’s Cos., Inc.	543,936	43,482,244

		87,261,041

HOMEBUILDING — 32.9%
CalAtlantic Group, Inc.	732,160	26,819,021
Cavco Industries, Inc. (a)	21,744	3,208,327
Century Communities, Inc. (a)	95,375	2,355,762
D.R. Horton, Inc.	1,178,839	47,071,041
Installed Building Products, Inc. (a)	64,796	4,198,781
Lennar Corp. Class A	845,502	44,642,506
LGI Homes, Inc. (a) (b)	186,517	9,059,131
M/I Homes, Inc. (a)	123,633	3,304,710
MDC Holdings, Inc.	357,320	11,866,597
NVR, Inc. (a)	14,294	40,809,370
PulteGroup, Inc.	1,658,936	45,338,721
Taylor Morrison Home Corp. Class A (a)	780,907	17,218,999
Toll Brothers, Inc.	951,899	39,475,252
TopBuild Corp. (a)	132,508	8,635,546
TRI Pointe Group, Inc. (a)	1,060,726	14,648,626
William Lyon Homes Class A (a)	102,937	2,366,522

		321,018,912

HOMEFURNISHING RETAIL — 10.3%
Aaron’s, Inc.	464,431	$20,263,125
Bed Bath & Beyond, Inc.	1,510,009	35,439,911
Williams-Sonoma, Inc. (b)	898,428	44,795,620

		100,498,656

HOUSEHOLD APPLIANCES — 9.1%
Helen of Troy, Ltd. (a)	82,166	7,961,885
iRobot Corp. (a) (b)	449,032	34,602,406
Whirlpool Corp.	248,071	45,754,215

		88,318,506

TOTAL COMMON STOCKS (Cost $1,007,497,255)		973,662,789

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	1,589,577	1,589,577
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,930,278	22,930,278

TOTAL SHORT-TERM INVESTMENTS (Cost $24,519,855)		24,519,855

TOTAL INVESTMENTS — 102.3% (Cost $1,032,017,110)		998,182,644
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(22,262,516)

NET ASSETS — 100.0%		$975,920,128

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$276,802,702	$—	$—	$276,802,702
Home Furnishings	99,762,972	—	—	99,762,972
Home Improvement Retail	87,261,041	—	—	87,261,041
Homebuilding	321,018,912	—	—	321,018,912
Homefurnishing Retail	100,498,656	—	—	100,498,656

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Appliances	$88,318,506	$—	$—	$88,318,506
Short-Term Investments	24,519,855	—	—	24,519,855

TOTAL INVESTMENTS	$998,182,644	$—	$—	$998,182,644

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,566,802	$1,566,802	$4,173,345	$4,150,570	$—	$—	1,589,577	$1,589,577	$3,627
State Street Navigator Securities Lending Government Money Market Portfolio	9,981,598	9,981,598	34,563,477	21,614,797	—	—	22,930,278	22,930,278	33,172

TOTAL		$11,548,400	$38,736,822	$25,765,367	$—	$—		$24,519,855	$36,799

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INTERNET & CATALOG RETAIL — 25.1%
Amazon.com, Inc. (a)	64	$61,526
Expedia, Inc.	435	62,614
Groupon, Inc. (a)	14,045	73,034
HSN, Inc.	1,638	63,964
Liberty Expedia Holdings, Inc. (a)	1,177	62,510
Liberty Interactive Corp. QVC Group (a)	2,712	63,922
Liberty TripAdvisor Holdings, Inc. (a)	3,342	41,274
Liberty Ventures (a)	1,022	58,816
Netflix, Inc. (a)	349	63,291
Nutrisystem, Inc.	1,182	66,074
PetMed Express, Inc.	1,704	56,488
Priceline Group, Inc. (a)	33	60,417
Shutterfly, Inc. (a)	1,306	63,315
TripAdvisor, Inc. (a) (b)	1,365	55,323
Wayfair, Inc. (a)	797	53,718

		906,286

INTERNET SOFTWARE & SERVICES — 74.7%
2U, Inc. (a) (b)	1,144	64,110
Actua Corp. (a)	812	12,424
Akamai Technologies, Inc. (a)	1,337	65,139
Alarm.com Holdings, Inc. (a)	1,378	62,258
Alphabet, Inc. (a)	66	63,301
Bankrate, Inc. (a)	4,442	61,966
Benefitfocus, Inc. (a) (b)	1,034	34,794
Blucora, Inc. (a)	2,604	65,881
Box, Inc. (a)	3,439	66,441
Cars.com, Inc. (a) (b)	2,291	60,963
Cornerstone OnDemand, Inc. (a) (b)	1,795	72,895
CoStar Group, Inc. (a)	219	58,747
Coupa Software, Inc. (a)	2,020	62,923
eBay, Inc. (a)	1,628	62,613
Endurance International Group Holdings, Inc. (a)	3,573	29,299
Envestnet, Inc. (a)	1,325	67,575
Etsy, Inc. (a)	3,644	61,511
Facebook, Inc. (a)	360	61,513
Five9, Inc. (a)	2,857	68,282
GoDaddy, Inc. (a)	1,414	61,523
Gogo, Inc. (a) (b)	3,712	43,839
GrubHub, Inc. (a)	1,097	57,768
GTT Communications, Inc. (a)	1,646	52,096
Hortonworks, Inc. (a)	3,664	62,105
IAC/InterActiveCorp (a)	537	63,140
j2 Global, Inc.	835	61,690
LivePerson, Inc. (a)	2,287	30,989
LogMeIn, Inc.	559	61,518
Match Group, Inc. (a) (b)	2,775	64,352
MINDBODY, Inc. (a) (b)	2,486	64,263
New Relic, Inc. (a) (b)	1,263	62,897
NIC, Inc.	3,706	63,558
Nutanix, Inc. (a) (b)	2,831	63,386
Pandora Media, Inc. (a) (b)	7,289	56,125
Q2 Holdings, Inc. (a)	1,086	45,232
Quotient Technology, Inc. (a) (b)	1,875	29,344
Shutterstock, Inc. (a)	1,690	56,260
SPS Commerce, Inc. (a)	697	39,527
Stamps.com, Inc. (a)	319	64,645

Trade Desk, Inc. (a)	1,094	67,292
TrueCar, Inc. (a)	3,660	57,791
Twilio, Inc. (a) (b)	2,066	61,670
Twitter, Inc. (a)	3,525	59,467
VeriSign, Inc. (a)	595	63,302
Web.com Group, Inc. (a)	2,339	58,475
Yelp, Inc. (a)	1,406	60,880
Zillow Group, Inc. (a) (b)	1,627	65,422

		2,701,191

TOTAL COMMON STOCKS (Cost $2,820,709)		3,607,477

SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	7,025	7,025
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	247,683	247,683

TOTAL SHORT-TERM INVESTMENTS (Cost $254,708)		254,708

TOTAL INVESTMENTS — 106.9% (Cost $3,075,417)		3,862,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(248,436)

NET ASSETS — 100.0%		$3,613,749

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$906,286	$—	$—	$906,286
Internet Software & Services	2,701,191	—	—	2,701,191
Short-Term Investments	254,708	—	—	254,708

TOTAL INVESTMENTS	$3,862,185	$—	$—	$3,862,185

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,038	$4,038	$6,965	$3,978	$—	$—	7,025	$7,025	$10
State Street Navigator Securities Lending Government Money Market Portfolio	263,897	263,897	680,471	696,685	—	—	247,683	247,683	1,081

TOTAL		$267,935	$687,436	$700,663	$—	$—		$254,708	$1,091

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 11.3%
Alcoa Corp.	851,027	$39,674,879
Century Aluminum Co. (a)	1,918,657	31,811,333
Kaiser Aluminum Corp.	191,310	19,731,713

		91,217,925

COAL & CONSUMABLE FUELS — 14.0%
Arch Coal, Inc. Class A	474,026	34,006,625
CONSOL Energy, Inc. (a)	2,551,986	43,230,643
Peabody Energy Corp. (a)	1,238,144	35,918,558

		113,155,826

COPPER — 4.5%
Freeport-McMoRan, Inc. (a)	2,546,589	35,754,110

DIVERSIFIED METALS & MINING — 4.7%
Compass Minerals International, Inc. (b)	516,922	33,548,238
Materion Corp.	106,063	4,576,618

		38,124,856

GOLD — 9.3%
McEwen Mining, Inc. (a) (b)	3,577,269	6,975,674
Newmont Mining Corp.	922,479	34,602,187
Royal Gold, Inc.	390,539	33,601,976

		75,179,837

SILVER — 7.9%
Coeur Mining, Inc. (a)	3,163,592	29,073,411
Hecla Mining Co.	6,924,566	34,761,321

		63,834,732

STEEL — 48.2%
AK Steel Holding Corp. (a) (b)	6,177,763	34,533,695
Allegheny Technologies, Inc. (b)	1,768,043	42,256,228
Carpenter Technology Corp.	478,838	22,998,589
Cleveland-Cliffs, Inc. (a) (b)	4,555,739	32,573,534
Commercial Metals Co.	1,963,325	37,362,075
Haynes International, Inc.	126,115	4,528,789
Nucor Corp.	664,728	37,251,357
Reliance Steel & Aluminum Co.	490,036	37,326,042

Schnitzer Steel Industries, Inc. Class A	630,552	17,750,039
Steel Dynamics, Inc.	1,060,076	36,540,820
SunCoke Energy, Inc. (a)	823,108	7,523,207
TimkenSteel Corp. (a) (b)	634,764	10,473,606
United States Steel Corp. (b)	1,345,040	34,513,726
Warrior Met Coal, Inc. (b)	430,510	10,147,121
Worthington Industries, Inc.	509,452	23,434,792

		389,213,620

TOTAL COMMON STOCKS (Cost $856,888,583)		806,480,906

SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	535,098	535,098
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	43,881,584	43,881,584

TOTAL SHORT-TERM INVESTMENTS (Cost $44,416,682)		44,416,682

TOTAL INVESTMENTS — 105.4% (Cost $901,305,265)		850,897,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(43,684,353)

NET ASSETS — 100.0%		$807,213,235

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$91,217,925	$—	$—	$91,217,925
Coal & Consumable Fuels	113,155,826	—	—	113,155,826
Copper	35,754,110	—	—	35,754,110
Diversified Metals & Mining	38,124,856	—	—	38,124,856
Gold	75,179,837	—	—	75,179,837
Silver	63,834,732	—	—	63,834,732
Steel	389,213,620	—	—	389,213,620
Short-Term Investments	44,416,682	—	—	44,416,682

TOTAL INVESTMENTS	$850,897,588	$—	$—	$850,897,588

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	153,872	$153,872	$4,084,914	$3,703,688	$—	$—	535,098	$535,098	$1,569
State Street Navigator Securities Lending Government Money Market Portfolio	17,092,936	17,092,936	101,911,408	75,122,760	—	—	43,881,584	43,881,584	54,832

TOTAL		$17,246,808	$105,996,322	$78,826,448	$—	$—		$44,416,682	$56,401

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 33.6%
Atwood Oceanics, Inc. (a) (b)	1,336,476	$12,549,510
Diamond Offshore Drilling, Inc. (a) (b)	743,088	10,774,776
Ensco PLC (b)	2,117,291	12,640,227
Helmerich & Payne, Inc. (b)	207,180	10,796,150
Nabors Industries, Ltd.	1,445,075	11,661,755
Noble Corp. PLC (a) (b)	2,738,946	12,599,151
Patterson-UTI Energy, Inc.	554,237	11,605,723
Rowan Cos. PLC (a)	945,041	12,143,777
Transocean, Ltd. (a) (b)	1,112,355	11,968,940
Unit Corp. (a)	333,488	6,863,183

		113,603,192

OIL & GAS EQUIPMENT & SERVICES — 66.2%
Archrock, Inc.	304,090	3,816,330
Baker Hughes a GE Co.	273,699	10,022,857
Basic Energy Services, Inc. (a)	368,607	7,114,115
C&J Energy Services, Inc. (a)	348,018	10,430,099
Core Laboratories NV (b)	103,357	10,201,336
Dril-Quip, Inc. (a) (b)	233,754	10,320,239
Exterran Corp. (a)	103,125	3,259,781
Fairmount Santrol Holdings, Inc. (a) (b)	3,068,975	14,669,700
Forum Energy Technologies, Inc. (a) (b)	553,395	8,798,980
Frank’s International NV	784,139	6,053,553
Halliburton Co.	233,821	10,762,781
Helix Energy Solutions Group, Inc. (a)	641,667	4,741,919
Keane Group, Inc. (a) (b)	592,644	9,885,302
McDermott International, Inc. (a)	1,522,098	11,065,652
National Oilwell Varco, Inc.	296,742	10,602,592
Newpark Resources, Inc. (a)	292,357	2,923,570
Oceaneering International, Inc.	387,446	10,178,206
Oil States International, Inc. (a)	419,679	10,638,863
RPC, Inc. (b)	463,182	11,482,282
Schlumberger, Ltd.	145,232	10,131,384
SEACOR Holdings, Inc. (a)	70,887	3,268,600

Superior Energy Services, Inc. (a)	1,038,814	11,094,534
TechnipFMC PLC (a)	369,481	10,315,910
US Silica Holdings, Inc. (b)	343,236	10,664,343
Weatherford International PLC (a) (b)	2,367,290	10,842,188

		223,285,116

TOTAL COMMON STOCKS (Cost $396,819,190)		336,888,308

SHORT-TERM INVESTMENTS — 15.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	320,449	320,449
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	52,193,983	52,193,983

TOTAL SHORT-TERM INVESTMENTS (Cost $52,514,432)		52,514,432

TOTAL INVESTMENTS — 115.4% (Cost $449,333,622)		389,402,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(52,039,370)

NET ASSETS — 100.0%		$337,363,370

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$113,603,192	$—	$—	$113,603,192
Oil & Gas Equipment & Services	223,285,116	—	—	223,285,116
Short-Term Investments	52,514,432	—	—	52,514,432

TOTAL INVESTMENTS	$389,402,740	$—	$—	$389,402,740

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	375,653	$375,653	$4,162,645	$4,217,849	$—	$—	320,449	$320,449	$1,770
State Street Navigator Securities Lending Government Money Market Portfolio	14,191,051	14,191,051	87,883,335	49,880,403	—	—	52,193,983	52,193,983	113,437

TOTAL		$14,566,704	$92,045,980	$54,098,252	$—	$—		$52,514,432	$115,207

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.4%
Chevron Corp.	331,081	$38,902,017
Exxon Mobil Corp.	465,515	38,162,920
Occidental Petroleum Corp.	608,774	39,089,379

		116,154,316

OIL & GAS EXPLORATION & PRODUCTION — 80.3%
Anadarko Petroleum Corp.	896,107	43,774,827
Antero Resources Corp. (a) (b)	1,906,014	37,929,679
Apache Corp.	933,182	42,739,736
Cabot Oil & Gas Corp.	1,412,375	37,781,031
California Resources Corp. (a) (b)	1,701,536	17,798,067
Callon Petroleum Co. (a) (b)	3,844,230	43,209,145
Carrizo Oil & Gas, Inc. (a)	3,222,531	55,201,956
Centennial Resource Development, Inc. Class A (a) (b)	1,153,266	20,724,190
Chesapeake Energy Corp. (a) (b)	10,075,056	43,322,741
Cimarex Energy Co.	368,765	41,917,518
Concho Resources, Inc. (a)	327,323	43,114,986
ConocoPhillips	824,775	41,279,989
Continental Resources, Inc. (a) (b)	1,086,478	41,948,916
Denbury Resources, Inc. (a) (b)	6,778,083	9,082,631
Devon Energy Corp.	1,165,500	42,785,505
Diamondback Energy, Inc. (a)	412,598	40,418,100
Energen Corp. (a)	734,431	40,158,687
EOG Resources, Inc.	422,700	40,891,998
EQT Corp.	604,373	39,429,294
Extraction Oil & Gas, Inc. (a) (b)	1,179,421	18,151,289
Gulfport Energy Corp. (a)	3,010,946	43,176,966
Hess Corp.	910,718	42,703,567
Jagged Peak Energy, Inc. (a) (b)	677,848	9,259,404
Kosmos Energy, Ltd. (a) (b)	1,727,930	13,754,323
Laredo Petroleum, Inc. (a) (b)	3,142,862	40,637,206
Marathon Oil Corp.	3,242,540	43,968,842
Matador Resources Co. (a) (b)	1,462,422	39,704,757
Murphy Oil Corp. (b)	1,563,215	41,518,990
Newfield Exploration Co. (a)	1,478,681	43,872,465
Noble Energy, Inc.	1,489,667	42,246,956
Oasis Petroleum, Inc. (a)	5,165,171	47,106,359
Parsley Energy, Inc. Class A (a)	1,537,088	40,486,898
PDC Energy, Inc. (a)	919,924	45,103,874
Pioneer Natural Resources Co.	285,324	42,096,703
QEP Resources, Inc. (a)	5,086,389	43,590,354
Range Resources Corp.	2,211,923	43,287,333
Resolute Energy Corp. (a) (b)	851,660	25,285,785
Rice Energy, Inc. (a)	1,368,902	39,616,024
Ring Energy, Inc. (a)	392,045	5,680,732
RSP Permian, Inc. (a)	1,248,673	43,191,599
Sanchez Energy Corp. (a) (b)	3,648,770	17,587,071
SandRidge Energy, Inc. (a)	139,330	2,799,140
SM Energy Co.	2,688,534	47,694,593
Southwestern Energy Co. (a)	7,079,844	43,257,847
SRC Energy, Inc. (a) (b)	2,427,231	23,471,324
Stone Energy Corp. (a)	185,084	5,378,541
Tellurian, Inc. (a) (b)	401,113	4,283,887
Whiting Petroleum Corp. (a) (b)	9,168,349	50,059,185
WPX Energy, Inc. (a)	3,812,122	43,839,403

		1,716,320,413

OIL & GAS REFINING & MARKETING — 14.2%
Andeavor	361,124	37,249,941
Delek US Holdings, Inc.	1,005,288	26,871,348
Green Plains, Inc.	696,510	14,034,677
HollyFrontier Corp.	1,131,795	40,710,666
Marathon Petroleum Corp.	686,515	38,499,761
Par Pacific Holdings, Inc. (a)	120,576	2,507,981
PBF Energy, Inc. Class A (b)	1,440,386	39,769,057
Phillips 66	432,851	39,653,480
Renewable Energy Group, Inc. (a) (b)	391,532	4,757,114
REX American Resources Corp. (a) (b)	52,034	4,882,350
Valero Energy Corp.	527,350	40,569,035
World Fuel Services Corp.	401,247	13,606,286

		303,111,696

TOTAL COMMON STOCKS (Cost $2,603,039,198)		2,135,586,425

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	2,138,723	2,138,723
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	58,347,159	58,347,159

TOTAL SHORT-TERM INVESTMENTS (Cost $60,485,882)		60,485,882

TOTAL INVESTMENTS — 102.7% (Cost $2,663,525,080)		2,196,072,307
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(58,115,571)

NET ASSETS — 100.0%		$2,137,956,736

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$116,154,316	$—	$—	$116,154,316
Oil & Gas Exploration & Production	1,716,320,413	—	—	1,716,320,413
Oil & Gas Refining & Marketing	303,111,696	—	—	303,111,696
Short-Term Investments.	60,485,882	—	—	60,485,882

TOTAL INVESTMENTS	$2,196,072,307	$—	$—	$2,196,072,307

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17		Dividend Income
California Resources Corp.	2,581,026	$22,067,772	$16,935,367	$25,223,311	$(7,468,853)	$11,487,092	1,701,536	$17,798,067	*	$—
Sanchez Energy Corp.	6,008,785	43,143,076	24,890,648	36,855,660	(13,850,022)	259,029	3,648,770	17,587,071	*	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	10,016,866	7,878,143	—	—	2,138,723	2,138,723		3,808
State Street Navigator Securities Lending Government Money Market Portfolio	86,190,306	86,190,306	93,699,831	121,542,978	—	—	58,347,159	58,347,159		740,070

TOTAL		$151,401,154	$145,542,712	$191,500,092	$(21,318,875)	$11,746,121		$95,871,020		$743,878

*	As of September 30, 2017, no longer an affiliate.

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a) (b)	121,196	$3,128,069
Aerie Pharmaceuticals, Inc. (a) (b)	197,075	9,577,845
Akorn, Inc. (a)	592,220	19,655,782
Allergan PLC	83,971	17,209,856
Amphastar Pharmaceuticals, Inc. (a)	104,188	1,861,840
ANI Pharmaceuticals, Inc. (a)	43,676	2,292,553
Bristol-Myers Squibb Co.	313,143	19,959,735
Catalent, Inc. (a)	374,006	14,930,320
Corcept Therapeutics, Inc. (a) (b)	274,150	5,291,095
Depomed, Inc. (a) (b)	833,597	4,826,527
Dermira, Inc. (a) (b)	187,039	5,050,053
Eli Lilly & Co.	236,491	20,229,440
Endo International PLC (a)	2,248,795	19,260,929
Horizon Pharma PLC (a)	1,400,696	17,760,825
Impax Laboratories, Inc. (a)	495,535	10,059,361
Innoviva, Inc. (a)	252,993	3,572,261
Intersect ENT, Inc. (a)	114,595	3,569,634
Intra-Cellular Therapies, Inc. (a) (b)	84,129	1,327,556
Jazz Pharmaceuticals PLC (a)	128,795	18,836,269
Johnson & Johnson	149,724	19,465,617
Lannett Co., Inc. (a) (b)	266,443	4,915,873
Mallinckrodt PLC (a)	555,074	20,743,115
Medicines Co. (a) (b)	469,738	17,399,096
Merck & Co., Inc.	305,086	19,534,657
Mylan NV (a)	610,858	19,162,615
MyoKardia, Inc. (a) (b)	33,928	1,453,815
Nektar Therapeutics (a)	416,457	9,994,968
Omeros Corp. (a) (b)	351,981	7,609,829
Pacira Pharmaceuticals, Inc. (a) (b)	300,685	11,290,722
Paratek Pharmaceuticals, Inc. (a) (b)	204,169	5,124,642
Perrigo Co. PLC	236,876	20,051,553
Pfizer, Inc.	575,065	20,529,820
Phibro Animal Health Corp. Class A	67,960	2,517,918
Prestige Brands Holdings, Inc. (a)	191,255	9,579,963
Revance Therapeutics, Inc. (a)	68,640	1,891,032

SciClone Pharmaceuticals, Inc. (a)	220,217	2,466,430
Supernus Pharmaceuticals, Inc. (a)	241,179	9,647,160
TherapeuticsMD, Inc. (a) (b)	828,045	4,380,358
Theravance Biopharma, Inc. (a) (b)	120,504	4,126,057
Zoetis, Inc.	303,049	19,322,404

TOTAL COMMON STOCKS (Cost $479,202,549)		429,607,594

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	147,415	147,415
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,455,646	11,455,646

TOTAL SHORT-TERM INVESTMENTS (Cost $11,603,061)		11,603,061

TOTAL INVESTMENTS — 102.6% (Cost $490,805,610)		441,210,655
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(11,362,706)

NET ASSETS — 100.0%		$429,847,949

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$429,607,594	$—	$—	$429,607,594
Short-Term Investments	11,603,061	—	—	11,603,061

TOTAL INVESTMENTS	$441,210,655	$—	$—	$441,210,655

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,885	$8,885	$1,351,946	$1,213,416	$—	$—	147,415	$147,415	$815
State Street Navigator Securities Lending Government Money Market Portfolio	15,391,617	15,391,617	32,976,926	36,912,897	—	—	11,455,646	11,455,646	261,979

TOTAL		$15,400,502	$34,328,872	$38,126,313	$—	$—		$11,603,061	$262,794

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 24.1%
Abercrombie & Fitch Co. Class A	313,839	$4,531,835
American Eagle Outfitters, Inc.	346,946	4,961,328
Buckle, Inc.	172,061	2,899,228
Burlington Stores, Inc. (a)	48,216	4,602,699
Caleres, Inc.	89,992	2,746,556
Cato Corp. Class A	134,876	1,784,410
Chico’s FAS, Inc.	517,456	4,631,231
Children’s Place, Inc. (b)	38,765	4,580,085
DSW, Inc. Class A	223,565	4,802,176
Express, Inc. (a)	693,326	4,686,884
Finish Line, Inc. Class A (b)	456,249	5,488,675
Foot Locker, Inc.	118,759	4,182,692
Gap, Inc.	165,096	4,875,285
Genesco, Inc. (a)	146,413	3,894,586
Guess?, Inc. (b)	270,433	4,605,474
L Brands, Inc. (b)	114,369	4,758,894
Ross Stores, Inc.	72,507	4,681,777
Tailored Brands, Inc. (b)	348,087	5,026,376
TJX Cos., Inc	58,615	4,321,684
Urban Outfitters, Inc. (a) (b)	196,268	4,690,805

		86,752,680

AUTOMOTIVE RETAIL — 15.6%
Advance Auto Parts, Inc.	45,127	4,476,598
Asbury Automotive Group, Inc. (a)	55,490	3,390,439
AutoNation, Inc. (a) (b)	94,497	4,484,828
AutoZone, Inc. (a)	7,845	4,668,638
Camping World Holdings, Inc. Class A	109,893	4,477,041
CarMax, Inc. (a)	61,975	4,698,325
Group 1 Automotive, Inc.	65,465	4,743,594
Lithia Motors, Inc. Class A	38,406	4,620,626
Monro, Inc. (b)	86,595	4,853,650
Murphy USA, Inc. (a)	65,273	4,503,837
O’Reilly Automotive, Inc. (a)	21,317	4,591,042
Penske Automotive Group, Inc.	97,924	4,658,245
Sonic Automotive, Inc. Class A	86,449	1,763,559

		55,930,422

COMPUTER & ELECTRONICS RETAIL — 4.8%
Best Buy Co., Inc. (b)	76,445	4,354,307
Conn’s, Inc. (a) (b)	153,459	4,319,871
GameStop Corp. Class A	221,567	4,577,574
Rent-A-Center, Inc. (b)	342,186	3,928,296

		17,180,048

DEPARTMENT STORES — 6.8%
Dillard’s, Inc. Class A (b)	75,224	4,217,810
JC Penney Co., Inc. (a) (b)	1,055,493	4,021,428
Kohl’s Corp. (b)	101,027	4,611,883
Macy’s, Inc. (b)	199,020	4,342,616
Nordstrom, Inc.	92,035	4,339,450
Sears Holdings Corp. (a) (b)	419,581	3,062,941

		24,596,128

DRUG RETAIL — 3.2%
CVS Health Corp.	53,234	4,328,989
Rite Aid Corp. (a) (b)	1,697,257	3,326,624
Walgreens Boots Alliance, Inc.	52,129	4,025,401

		11,681,014

FOOD RETAIL — 5.2%
Casey’s General Stores, Inc. (b)	39,582	4,332,250
Ingles Markets, Inc. Class A	37,179	955,500
Kroger Co.	201,478	4,041,649
Sprouts Farmers Market, Inc. (a)	207,307	3,891,152
SUPERVALU, Inc. (a)	215,827	4,694,237
Weis Markets, Inc.	21,472	934,032

		18,848,820

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc. (b)	88,759	4,754,820
Dollar General Corp.	56,156	4,551,444
Dollar Tree, Inc. (a)	51,222	4,447,094
Ollie’s Bargain Outlet Holdings, Inc. (a)	93,881	4,356,078
Target Corp.	74,092	4,372,169

		22,481,605

HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	26,972	4,431,230
PriceSmart, Inc.	36,338	3,243,167
Wal-Mart Stores, Inc.	53,789	4,203,072

		11,877,469

INTERNET RETAIL — 17.1%
Amazon.com, Inc. (a)	4,385	4,215,520
Expedia, Inc.	30,007	4,319,207
Groupon, Inc. (a) (b)	968,746	5,037,479
HSN, Inc.	112,998	4,412,572
Liberty Expedia Holdings, Inc. Class A (a)	75,827	4,027,172
Liberty Interactive Corp. QVC Group Class A (a)	187,087	4,409,641
Liberty TripAdvisor Holdings, Inc. Class A (a)	163,393	2,017,903
Liberty Ventures Series A (a)	70,518	4,058,311
Netflix, Inc. (a)	24,059	4,363,100
Nutrisystem, Inc.	81,528	4,557,415
PetMed Express, Inc.	117,541	3,896,484
Priceline Group, Inc. (a)	2,311	4,231,025
Shutterfly, Inc. (a)	90,091	4,367,612
TripAdvisor, Inc. (a) (b)	94,161	3,816,345
Wayfair, Inc. Class A (a)	54,940	3,702,956

		61,432,742

SPECIALTY STORES — 13.3%
Barnes & Noble, Inc.	389,689	2,961,636
Dick’s Sporting Goods, Inc.	157,913	4,265,230
Five Below, Inc. (a)	86,103	4,725,333
GNC Holdings, Inc. Class A	484,928	4,286,763
MarineMax, Inc. (a)	95,940	1,587,807
Michaels Cos., Inc. (a)	191,309	4,107,404
Office Depot, Inc.	979,942	4,448,937
Sally Beauty Holdings, Inc. (a)	217,042	4,249,682
Signet Jewelers, Ltd. (b)	64,785	4,311,442
Tiffany & Co.	45,537	4,179,386
Tractor Supply Co.	70,355	4,452,768
Ulta Salon Cosmetics & Fragrance, Inc. (a)	18,697	4,226,644

		47,803,032

TOTAL COMMON STOCKS (Cost $423,094,881)		358,583,960

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	805,850	$805,850
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	13,306,991	13,306,991

TOTAL SHORT-TERM INVESTMENTS (Cost $14,112,841)		14,112,841

TOTAL INVESTMENTS — 103.6% (Cost $437,207,722)		372,696,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(13,109,938)

NET ASSETS — 100.0%		$359,586,863

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Funds investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$86,752,680	$—	$—	$86,752,680
Automotive Retail	55,930,422	—	—	55,930,422
Computer & Electronics Retail	17,180,048	—	—	17,180,048
Department Stores	24,596,128	—	—	24,596,128
Drug Retail	11,681,014	—	—	11,681,014
Food Retail	18,848,820	—	—	18,848,820
General Merchandise Stores	22,481,605	—	—	22,481,605
Hypermarkets & Super Centers	11,877,469	—	—	11,877,469
Internet Retail	61,432,742	—	—	61,432,742
Specialty Stores	47,803,032	—	—	47,803,032
Short-Term Investments	14,112,841	—	—	14,112,841

TOTAL INVESTMENTS	$372,696,801	$—	$—	$372,696,801

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,644,349	$3,644,349	$26,267,619	$29,106,118	$—	$—	805,850	$805,850	$2,911
State Street Navigator Securities Lending Government Money Market Portfolio	9,902,611	9,902,611	46,752,215	43,347,835	—	—	13,306,991	13,306,991	350,545

TOTAL		$13,546,960	$73,019,834	$72,453,953	$—	$—		$14,112,841	$353,456

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	769,150	$9,806,663
Analog Devices, Inc.	117,129	10,093,006
Broadcom, Ltd.	38,578	9,356,708
Cavium, Inc. (a)	154,700	10,200,918
CEVA, Inc. (a)	96,153	4,115,348
Cirrus Logic, Inc. (a)	168,512	8,985,060
Cree, Inc. (a)	395,062	11,136,798
Cypress Semiconductor Corp. (b)	699,495	10,506,415
Diodes, Inc. (a)	133,722	4,002,299
First Solar, Inc. (a)	200,876	9,216,191
Inphi Corp. (a) (b)	261,348	10,372,902
Integrated Device Technology, Inc. (a)	379,885	10,097,343
Intel Corp.	267,734	10,195,311
Lattice Semiconductor Corp. (a)	366,801	1,911,033
MACOM Technology Solutions Holdings, Inc. (a) (b)	221,627	9,886,781
Marvell Technology Group, Ltd.	546,250	9,777,875
Maxim Integrated Products, Inc.	205,457	9,802,353
MaxLinear, Inc. (a)	433,561	10,297,074
Microchip Technology, Inc. (b)	108,819	9,769,770
Micron Technology, Inc. (a)	290,391	11,421,078
Microsemi Corp. (a)	193,072	9,939,347
Monolithic Power Systems, Inc.	91,721	9,772,873
NVIDIA Corp.	57,520	10,282,850
ON Semiconductor Corp. (a)	567,563	10,482,889
Power Integrations, Inc.	108,511	7,943,005
Qorvo, Inc. (a)	131,530	9,296,540
QUALCOMM, Inc.	189,764	9,837,366
Rambus, Inc. (a)	331,257	4,422,281
Semtech Corp. (a)	262,431	9,854,284
Silicon Laboratories, Inc. (a)	129,026	10,309,177
Skyworks Solutions, Inc.	90,066	9,177,725

SunPower Corp. (a) (b)	1,096,892	7,996,343
Synaptics, Inc. (a) (b)	247,246	9,687,098
Texas Instruments, Inc.	115,742	10,375,113
Xilinx, Inc.	147,957	10,479,794

TOTAL COMMON STOCKS (Cost $302,918,725)		320,807,611

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	434,920	434,920
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,148,569	4,148,569

TOTAL SHORT-TERM INVESTMENTS (Cost $4,583,489)		4,583,489

TOTAL INVESTMENTS — 101.3% (Cost $307,502,214)		325,391,100
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(4,084,224)

NET ASSETS — 100.0%		$321,306,876

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$320,807,611	$—	$—	$320,807,611
Short-Term Investments	4,583,489	—	—	4,583,489

TOTAL INVESTMENTS	$325,391,100	$—	$—	$325,391,100

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	381,605	$381,605	$826,923	$773,608	$—	$—	434,920	$434,920	$1,245
State Street Navigator Securities Lending Government Money Market Portfolio	5,441,660	5,441,660	14,851,654	16,144,745	—	—	4,148,569	4,148,569	67,836

TOTAL		$5,823,265	$15,678,577	$16,918,353	$—	$—		$4,583,489	$69,081

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 34.5%
8x8, Inc. (a)	30,874	$416,799
ACI Worldwide, Inc. (a)	18,735	426,783
Adobe Systems, Inc. (a)	2,733	407,709
ANSYS, Inc. (a)	3,305	405,623
Aspen Technology, Inc. (a)	6,686	419,948
Autodesk, Inc. (a)	3,710	416,485
Blackbaud, Inc.	4,998	438,824
Blackline, Inc. (a) (b)	13,010	443,901
Bottomline Technologies de, Inc. (a)	13,819	439,859
BroadSoft, Inc. (a) (b)	8,576	431,373
Cadence Design Systems, Inc. (a)	11,102	438,196
Callidus Software, Inc. (a)	17,328	427,135
CDK Global, Inc.	6,797	428,823
Citrix Systems, Inc. (a)	5,650	434,033
Ebix, Inc.	7,474	487,678
Ellie Mae, Inc. (a) (b)	5,101	418,945
Everbridge, Inc. (a)	19,071	503,856
Fair Isaac Corp.	3,070	431,335
Guidewire Software, Inc. (a)	5,319	414,137
HubSpot, Inc. (a) (b)	5,921	497,660
Intuit, Inc.	2,999	426,278
Manhattan Associates, Inc. (a) (b)	10,029	416,906
MicroStrategy, Inc. Class A (a)	3,310	422,720
Monotype Imaging Holdings, Inc.	19,116	367,983
Nuance Communications, Inc. (a)	27,248	428,339
Paycom Software, Inc. (a) (b)	5,766	432,219
Paylocity Holding Corp. (a)	9,025	440,600
Pegasystems, Inc.	7,628	439,754
PROS Holdings, Inc. (a) (b)	17,222	415,567
PTC, Inc. (a)	7,663	431,274
RealPage, Inc. (a)	10,144	404,746
RingCentral, Inc. Class A (a)	10,024	418,502
salesforce.com, Inc. (a)	4,402	411,235
Silver Spring Networks, Inc. (a)	17,906	289,540
Splunk, Inc. (a)	6,319	419,771
SS&C Technologies Holdings, Inc.	11,027	442,734
Synchronoss Technologies, Inc. (a) (b)	25,636	239,184
Synopsys, Inc. (a)	5,337	429,789
Tyler Technologies, Inc. (a)	2,501	435,974
Ultimate Software Group, Inc. (a) (b)	2,224	421,670
Verint Systems, Inc. (a)	10,640	445,284
Workday, Inc. Class A (a) (b)	3,934	414,604
Zendesk, Inc. (a)	15,108	439,794

		18,163,569

DATA PROCESSING & OUTSOURCED SERVICES — 30.2%
Alliance Data Systems Corp.	1,981	438,890
Automatic Data Processing, Inc.	3,916	428,097
Black Knight Financial Services, Inc. Class A (a) (b)	10,024	431,533
Blackhawk Network Holdings, Inc. (a)	9,551	418,334
Broadridge Financial Solutions, Inc.	5,368	433,842
Cardtronics PLC Class A (a)	15,723	361,786
Conduent, Inc. (a)	26,599	416,806
Convergys Corp.	17,897	463,353
CoreLogic, Inc. (a)	8,949	413,623
CSG Systems International, Inc.	11,064	443,666
DST Systems, Inc.	8,192	449,577

Euronet Worldwide, Inc. (a)	4,372	414,422
Everi Holdings, Inc. (a)	56,378	427,909
EVERTEC, Inc.	22,885	362,727
ExlService Holdings, Inc. (a)	7,637	445,390
Fidelity National Information Services, Inc.	4,599	429,501
First Data Corp. Class A (a)	22,960	414,198
Fiserv, Inc. (a)	3,461	446,331
FleetCor Technologies, Inc. (a)	2,941	455,179
Genpact, Ltd.	15,178	436,367
Global Payments, Inc.	4,464	424,214
Jack Henry & Associates, Inc.	4,163	427,915
Mastercard, Inc. Class A	3,094	436,873
MAXIMUS, Inc.	7,003	451,693
Paychex, Inc.	7,461	447,361
PayPal Holdings, Inc. (a)	6,945	444,688
Sabre Corp.	23,998	434,364
Square, Inc. Class A (a) (b)	16,002	461,018
Sykes Enterprises, Inc. (a)	14,367	418,942
Syntel, Inc. (b)	23,249	456,843
TeleTech Holdings, Inc.	9,647	402,762
Total System Services, Inc.	6,110	400,205
Travelport Worldwide, Ltd.	27,874	437,622
Vantiv, Inc. Class A (a)	5,874	413,941
Visa, Inc. Class A (b)	4,065	427,801
Western Union Co.	22,714	436,109
WEX, Inc. (a)	3,920	439,902

		15,893,784

HOME ENTERTAINMENT SOFTWARE — 3.2%
Activision Blizzard, Inc.	6,538	421,766
Electronic Arts, Inc. (a)	3,589	423,717
Take-Two Interactive Software, Inc. (a)	4,261	435,602
Zynga, Inc. Class A (a)	115,360	436,061

		1,717,146

IT CONSULTING & OTHER SERVICES — 14.4%
Accenture PLC Class A	3,175	428,847
Acxiom Corp. (a)	18,127	446,649
Booz Allen Hamilton Holding Corp.	12,241	457,691
CACI International, Inc. Class A (a)	3,328	463,757
Cognizant Technology Solutions Corp. Class A	5,971	433,136
CSRA, Inc.	13,188	425,577
DXC Technology Co.	5,044	433,179
EPAM Systems, Inc. (a)	5,022	441,585
Forrester Research, Inc.	3,857	161,415
Gartner, Inc. (a)	3,413	424,611
International Business Machines Corp.	2,980	432,338
Leidos Holdings, Inc.	7,433	440,182
ManTech International Corp. Class A	10,637	469,624
Perficient, Inc. (a)	13,237	260,372
Science Applications International Corp.	6,953	464,808
Teradata Corp. (a) (b)	13,810	466,640
Unisys Corp. (a) (b)	55,493	471,691
Virtusa Corp. (a) (b)	11,958	451,773

		7,573,875

SYSTEMS SOFTWARE — 17.5%
A10 Networks, Inc. (a)	48,544	366,993
Barracuda Networks, Inc. (a)	17,608	426,642
CA, Inc.	12,802	427,331

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

CommVault Systems, Inc. (a)	7,058	$429,126
Dell Technologies, Inc. Class V (a)	5,717	441,410
FireEye, Inc. (a) (b)	26,516	444,673
Fortinet, Inc. (a)	11,303	405,100
Gigamon, Inc. (a) (b)	10,024	422,512
Imperva, Inc. (a)	9,403	408,090
Microsoft Corp.	5,738	427,424
Oracle Corp.	8,230	397,920
Progress Software Corp.	12,597	480,827
Proofpoint, Inc. (a) (b)	4,617	402,695
Qualys, Inc. (a)	8,308	430,354
Red Hat, Inc. (a)	3,963	439,338
ServiceNow, Inc. (a)	3,647	428,632
Symantec Corp.	13,422	440,376
Tableau Software, Inc. Class A (a)	5,827	436,384
TiVo Corp.	23,454	465,562
Varonis Systems, Inc. (a)	10,761	450,886
VASCO Data Security International, Inc. (a)	17,883	215,490
VMware, Inc. Class A (a) (b)	4,001	436,869

		9,224,634

TOTAL COMMON STOCKS (Cost $41,665,064)		52,573,008

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	71,154	71,154

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	336,546	336,546

TOTAL SHORT-TERM INVESTMENTS (Cost $407,700)		407,700

TOTAL INVESTMENTS — 100.6% (Cost $42,072,764)		52,980,708
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(338,754)

NET ASSETS — 100.0%		$52,641,954

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$18,163,569	$—	$—	$18,163,569
Data Processing & Outsourced Services	15,893,784	—	—	15,893,784
Home Entertainment Software	1,717,146	—	—	1,717,146
IT Consulting & Other Services	7,573,875	—	—	7,573,875
Systems Software	9,224,634	—	—	9,224,634
Short-Term Investments	407,700	—	—	407,700

TOTAL INVESTMENTS	$52,980,708	$—	$—	$52,980,708

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,587	$108,587	$605,661	$643,094	$—	$—	71,154	$71,154	$269
State Street Navigator Securities Lending Government Money Market Portfolio	93,815	93,815	2,569,078	2,326,347	—	—	336,546	336,546	572

TOTAL		$202,402	$3,174,739	$2,969,441	$—	$—		$407,700	$841

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
DATA PROCESSING & OUTSOURCED SERVICES — 2.9%
Xerox Corp.	3,352	$111,588

ELECTRONIC COMPONENTS — 28.7%
Amphenol Corp. Class A	1,314	111,217
AVX Corp.	955	17,410
Belden, Inc.	1,384	111,454
Corning, Inc.	3,707	110,913
Dolby Laboratories, Inc. Class A	2,095	120,504
II-VI, Inc. (a)	2,886	118,759
Knowles Corp. (a)	6,087	92,949
Littelfuse, Inc.	572	112,043
Rogers Corp. (a)	757	100,893
Universal Display Corp.	827	106,559
Vishay Intertechnology, Inc. (b)	6,045	113,646

		1,116,347

ELECTRONIC EQUIPMENT & INSTRUMENTS — 33.6%
Badger Meter, Inc.	529	25,921
Cognex Corp.	980	108,074
Coherent, Inc. (a)	449	105,591
Control4 Corp. (a)	2,913	85,817
FARO Technologies, Inc. (a)	583	22,300
Fitbit, Inc. Class A (a) (b)	16,818	117,053
FLIR Systems, Inc.	2,779	108,131
Itron, Inc. (a)	978	75,746
Keysight Technologies, Inc. (a)	2,670	111,232
MTS Systems Corp.	542	28,970
National Instruments Corp.	2,669	112,552
OSI Systems, Inc. (a)	804	73,461
Trimble, Inc. (a)	2,722	106,839
VeriFone Systems, Inc. (a)	5,408	109,674
Zebra Technologies Corp. Class A (a)	1,060	115,095

		1,306,456

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 34.7%
3D Systems Corp. (a) (b)	8,258	110,575
Apple, Inc.	667	102,798
Cray, Inc. (a)	2,301	44,754

Diebold Nixdorf, Inc. (b)	5,224	119,368
Electronics For Imaging, Inc. (a)	2,769	118,181
Hewlett Packard Enterprise Co.	8,063	118,607
HP, Inc.	5,533	110,439
NCR Corp. (a)	2,984	111,960
NetApp, Inc.	2,738	119,815
Pure Storage, Inc. Class A (a)	7,324	117,111
Seagate Technology PLC	3,307	109,693
Super Micro Computer, Inc. (a)	2,714	59,979
Western Digital Corp.	1,216	105,062

		1,348,342

TOTAL COMMON STOCKS (Cost $2,873,603)		3,882,733

SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	1,082	1,082
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	210,068	210,068

TOTAL SHORT-TERM INVESTMENTS (Cost $211,150)		211,150

TOTAL INVESTMENTS — 105.3% (Cost $3,084,753)		4,093,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(205,689)

NET ASSETS — 100.0%		$3,888,194

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$111,588	$—	$—	$111,588
Electronic Components	1,116,347	—	—	1,116,347
Electronic Equipment & Instruments	1,306,456	—	—	1,306,456
Technology Hardware, Storage & Peripherals	1,348,342	—	—	1,348,342
Short-Term Investments	211,150	—	—	211,150

TOTAL INVESTMENTS	$4,093,883	$—	$—	$4,093,883

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,309	$8,309	$15,816	$23,043	$—	$—	1,082	$1,082	$24
State Street Navigator Securities Lending Government Money Market Portfolio	17,969	17,969	419,439	227,340	—	—	210,068	210,068	96

TOTAL		$26,278	$435,255	$250,383	$—	$—		$211,150	$120

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 12.6%
Cogent Communications Holdings, Inc. (a)	26,279	$1,285,043
Globalstar, Inc. (a) (b)	327,476	533,786
Iridium Communications, Inc. (a) (b)	77,629	799,579
Level 3 Communications, Inc. (b)	22,126	1,179,095
ORBCOMM, Inc. (b)	44,013	460,816
Vonage Holdings Corp. (b)	142,917	1,163,344
Zayo Group Holdings, Inc. (b)	34,275	1,179,745

		6,601,408

COMMUNICATIONS EQUIPMENT — 61.5%
Acacia Communications, Inc. (a) (b)	26,785	1,261,573
ADTRAN, Inc.	24,132	579,168
Applied Optoelectronics, Inc. (a) (b)	20,633	1,334,336
Arista Networks, Inc. (b)	6,792	1,287,831
ARRIS International PLC (b)	44,259	1,260,939
Brocade Communications Systems, Inc.	94,946	1,134,605
CalAmp Corp. (b)	23,051	535,936
Ciena Corp. (a) (b)	53,841	1,182,887
Cisco Systems, Inc.	37,102	1,247,740
CommScope Holding Co., Inc. (b)	35,396	1,175,501
Comtech Telecommunications Corp.	14,375	295,119
EchoStar Corp. Class A (b)	14,703	841,453
Extreme Networks, Inc. (b)	103,703	1,233,029
F5 Networks, Inc. (b)	10,162	1,225,131
Finisar Corp. (b)	55,829	1,237,729
Harris Corp.	9,574	1,260,704
Infinera Corp. (a) (b)	142,766	1,266,334
InterDigital, Inc.	16,863	1,243,646
Juniper Networks, Inc.	43,920	1,222,294
Lumentum Holdings, Inc. (a) (b)	20,710	1,125,588
Motorola Solutions, Inc.	13,747	1,166,708
NETGEAR, Inc. (b)	24,732	1,177,243
NetScout Systems, Inc. (b)	36,612	1,184,398
Oclaro, Inc. (a) (b)	140,495	1,212,472
Palo Alto Networks, Inc. (b)	8,142	1,173,262
Plantronics, Inc.	17,689	782,208
Ubiquiti Networks, Inc. (a) (b)	20,249	1,134,349
ViaSat, Inc. (a) (b)	19,452	1,251,153
Viavi Solutions, Inc. (b)	117,139	1,108,135

		32,141,471

INTEGRATED TELECOMMUNICATION SERVICES — 16.2%
AT&T, Inc.	32,880	1,287,910
ATN International, Inc.	7,355	387,608
CenturyLink, Inc. (a)	63,073	1,192,080
Cincinnati Bell, Inc. (b)	36,451	723,552
Consolidated Communications Holdings, Inc.	63,121	1,204,349
Frontier Communications Corp.	88,743	1,046,280
General Communication, Inc. Class A (b)	12,377	504,858
Verizon Communications, Inc.	25,368	1,255,462
Windstream Holdings, Inc. (a)	474,791	840,380

		8,442,479

WIRELESS TELECOMMUNICATION SERVICES — 9.4%
Boingo Wireless, Inc. (b)	24,605	525,809
Shenandoah Telecommunications Co.	13,706	509,863
Sprint Corp. (a) (b)	150,983	1,174,648

T-Mobile US, Inc. (b)	18,657	1,150,391
Telephone & Data Systems, Inc.	43,106	1,202,226
United States Cellular Corp. (b)	9,313	329,680

		4,892,617

TOTAL COMMON STOCKS (Cost $55,040,560)		52,077,975

SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	121,306	121,306
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,856,806	4,856,806

TOTAL SHORT-TERM INVESTMENTS (Cost $4,978,112)		4,978,112

TOTAL INVESTMENTS — 109.2% (Cost $60,018,672)		57,056,087
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(4,793,551)

NET ASSETS — 100.0%		$52,262,536

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$6,601,408	$—	$—	$6,601,408
Communications Equipment	32,141,471	—	—	32,141,471
Integrated Telecommunication Services	8,442,479	—	—	8,442,479
Wireless Telecommunication Services	4,892,617	—	—	4,892,617
Short-Term Investments	4,978,112	—	—	4,978,112

TOTAL INVESTMENTS	$57,056,087	$—	$—	$57,056,087

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	38,624	$38,624	$679,758	$597,076	$—	$—	121,306	$121,306	$365
State Street Navigator Securities Lending Government Money Market Portfolio	7,302,367	7,302,367	16,222,773	18,668,334	—	—	4,856,806	4,856,806	154,019

TOTAL		$7,340,991	$16,902,531	$19,265,410	$—	$—		$4,978,112	$154,384

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 22.1%
Air Transport Services Group, Inc. (a)	111,546	$2,715,030
Atlas Air Worldwide Holdings, Inc. (a)	72,257	4,754,510
C.H. Robinson Worldwide, Inc. (b)	64,251	4,889,501
Echo Global Logistics, Inc. (a)	113,488	2,139,249
Expeditors International of Washington, Inc.	83,073	4,972,750
FedEx Corp.	22,538	5,084,122
Forward Air Corp.	40,547	2,320,505
Hub Group, Inc. Class A (a)	95,727	4,111,475
United Parcel Service, Inc. Class B	41,164	4,943,385
XPO Logistics, Inc. (a)	77,266	5,237,089

		41,167,616

AIRLINES — 26.0%
Alaska Air Group, Inc.	63,728	4,860,535
Allegiant Travel Co.	41,004	5,400,227
American Airlines Group, Inc.	108,638	5,159,219
Delta Air Lines, Inc.	99,755	4,810,186
Hawaiian Holdings, Inc. (a)	119,917	4,502,883
JetBlue Airways Corp. (a)	253,199	4,691,777
SkyWest, Inc.	93,334	4,097,363
Southwest Airlines Co.	89,536	5,012,225
Spirit Airlines, Inc. (a)	143,019	4,778,265
United Continental Holdings, Inc. (a)	81,112	4,938,098

		48,250,778

AIRPORT SERVICES — 2.5%
Macquarie Infrastructure Corp.	64,908	4,685,060

MARINE — 3.8%
Kirby Corp. (a)	75,361	4,970,058
Matson, Inc.	72,811	2,051,814

		7,021,872

RAILROADS — 13.5%
CSX Corp.	92,589	5,023,879
Genesee & Wyoming, Inc. Class A (a)	67,889	5,024,465
Kansas City Southern	45,310	4,924,291
Norfolk Southern Corp.	38,217	5,053,816
Union Pacific Corp.	44,186	5,124,250

		25,150,701

TRUCKING — 32.0%
AMERCO	12,390	4,645,011
ArcBest Corp.	59,602	1,993,687
Avis Budget Group, Inc. (a) (b)	125,465	4,775,198
Heartland Express, Inc.	122,413	3,070,118
Hertz Global Holdings, Inc. (a)	204,223	4,566,426
JB Hunt Transport Services, Inc.	46,487	5,163,776
Knight-Swift Transportation Holdings, Inc. (a) (b)	115,869	4,814,357
Landstar System, Inc.	50,003	4,982,799
Marten Transport, Ltd.	44,578	916,078
Old Dominion Freight Line, Inc.	46,446	5,114,169
Ryder System, Inc.	59,886	5,063,361
Saia, Inc. (a)	51,351	3,217,140
Schneider National, Inc. Class B	153,500	3,883,550
Werner Enterprises, Inc.	136,309	4,982,094
YRC Worldwide, Inc. (a)	172,207	2,376,457

		59,564,221

TOTAL COMMON STOCKS (Cost $173,745,564)		185,840,248

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $203,825)	203,825	203,825

TOTAL INVESTMENTS — 100.0% (Cost $173,949,389)		186,044,073
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		5,022

NET ASSETS — 100.0%		$186,049,095

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$41,167,616	$—	$—	$41,167,616
Airlines	48,250,778	—	—	48,250,778
Airport Services	4,685,060	—	—	4,685,060
Marine	7,021,872	—	—	7,021,872
Railroads	25,150,701	—	—	25,150,701

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Trucking	$59,564,221	$—	$—	$59,564,221
Short-Term Investment	203,825	—	—	203,825

TOTAL INVESTMENTS	$186,044,073	$—	$—	$186,044,073

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	282,679	$282,679	$976,877	$1,055,731	$—	$—	203,825	$203,825	$797
State Street Navigator Securities Lending Government Money Market Portfolio	5,012,644	5,012,644	15,046,446	20,059,090	—	—	—	—	12,405

TOTAL		$5,295,323	$16,023,323	$21,114,821	$—	$—		$203,825	$13,202

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
AAR Corp.	12	$453
Aerojet Rocketdyne Holdings, Inc. (a)	32	1,120
Aerovironment, Inc. (a) (b)	6	325
Arconic, Inc.	208	5,175
Boeing Co.	236	59,994
Cubic Corp.	10	510
Curtiss-Wright Corp.	8	836
Engility Holdings, Inc. (a)	24	832
Esterline Technologies Corp. (a)	14	1,262
General Dynamics Corp.	75	15,419
Huntington Ingalls Industries, Inc.	14	3,170
KLX, Inc. (a)	25	1,323
L3 Technologies, Inc.	31	5,841
Lockheed Martin Corp.	96	29,788
Mercury Systems, Inc. (a)	12	623
Moog, Inc. Class A (a)	22	1,835
National Presto Industries, Inc.	4	426
Northrop Grumman Corp.	52	14,961
Orbital ATK, Inc.	24	3,196
Raytheon Co.	82	15,300
Rockwell Collins, Inc.	29	3,791
Teledyne Technologies, Inc. (a)	14	2,229
Textron, Inc.	118	6,358
TransDigm Group, Inc. (b)	5	1,278
Triumph Group, Inc. (b)	70	2,083
United Technologies Corp.	330	38,306

		216,434

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	45	2,961
C.H. Robinson Worldwide, Inc.	46	3,501
Expeditors International of Washington, Inc.	44	2,634
FedEx Corp.	101	22,784
ForwardAir Corp.	6	343
Hub Group, Inc. Class A (a)	14	601
United Parcel Service, Inc. Class B	303	36,387

		69,211

AIRLINES — 1.1%
Alaska Air Group, Inc.	47	3,585
Allegiant Travel Co.	6	790
American Airlines Group, Inc.	653	31,011
Delta Air Lines, Inc.	536	25,846
Hawaiian Holdings, Inc. (a)	22	826
JetBlue Airways Corp. (a)	271	5,022
SkyWest, Inc.	56	2,458
Southwest Airlines Co.	203	11,364
United Continental Holdings, Inc. (a)	389	23,682

		104,584

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	124	2,180
BorgWarner, Inc.	88	4,508
Cooper Tire & Rubber Co. (b)	42	1,571
Cooper-Standard Holdings, Inc. (a)	14	1,624
Dana, Inc.	208	5,816
Delphi Automotive PLC	102	10,037
Dorman Products, Inc. (a)	14	1,003

Gentex Corp.	64	1,267
Goodyear Tire & Rubber Co.	204	6,783
LCI Industries	8	927
Standard Motor Products, Inc.	14	675
Superior Industries International, Inc.	16	266

		36,657

AUTOMOBILES — 1.6%
Ford Motor Co.	5,878	70,360
General Motors Co.	1,987	80,235
Harley-Davidson, Inc. (b)	74	3,568
Thor Industries, Inc.	24	3,022
Winnebago Industries, Inc.	10	447

		157,632

BANKS — 8.6%
Associated Banc-Corp.	82	1,989
BancorpSouth, Inc.	52	1,667
Bank of America Corp.	4,944	125,281
Bank of Hawaii Corp.	20	1,667
Bank of the Ozarks, Inc. (b)	16	769
Banner Corp.	16	981
BB&T Corp.	374	17,556
Boston Private Financial Holdings, Inc.	26	430
Brookline Bancorp, Inc.	28	434
Cathay General Bancorp	26	1,045
Chemical Financial Corp.	20	1,045
Citigroup, Inc.	2,229	162,138
Citizens Financial Group, Inc.	246	9,316
City Holding Co.	8	575
Columbia Banking System, Inc.	12	505
Comerica, Inc.	58	4,423
Commerce Bancshares, Inc.	34	1,964
Community Bank System, Inc. (b)	16	884
Cullen/Frost Bankers, Inc.	38	3,607
CVB Financial Corp. (b)	42	1,015
East West Bancorp, Inc.	44	2,630
Fifth Third Bancorp	420	11,752
First BanCorp (a)	224	1,147
First Commonwealth Financial Corp.	56	791
First Financial Bancorp	32	837
First Financial Bankshares, Inc. (b)	20	904
First Horizon National Corp. (b)	132	2,528
First Midwest Bancorp, Inc.	34	796
FNB Corp.	76	1,066
Fulton Financial Corp.	88	1,650
Glacier Bancorp, Inc.	34	1,284
Hancock Holding Co.	56	2,713
Hanmi Financial Corp.	16	495
Home BancShares, Inc.	32	807
Hope Bancorp, Inc.	36	638
Huntington Bancshares, Inc.	358	4,998
Independent Bank Corp.	8	597
International Bancshares Corp.	36	1,444
JPMorgan Chase & Co.	1,762	168,289
KeyCorp	406	7,641
LegacyTexas Financial Group, Inc.	10	399
M&T Bank Corp.	52	8,374
MB Financial, Inc.	22	990
NBT Bancorp, Inc.	18	661

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

OFG Bancorp	100	$915
Old National Bancorp	96	1,757
PacWest Bancorp	44	2,222
People’s United Financial, Inc.	188	3,410
Pinnacle Financial Partners, Inc.	16	1,071
PNC Financial Services Group, Inc.	225	30,323
Prosperity Bancshares, Inc.	22	1,446
Regions Financial Corp.	633	9,641
S&T Bancorp, Inc.	16	633
Signature Bank (a)	12	1,537
Simmons First National Corp. Class A	8	463
Sterling Bancorp	48	1,183
SunTrust Banks, Inc.	216	12,910
SVB Financial Group (a)	14	2,619
Synovus Financial Corp.	70	3,224
TCF Financial Corp.	96	1,636
Texas Capital Bancshares, Inc. (a)	10	858
Tompkins Financial Corp. (b)	8	689
Trustmark Corp.	30	994
UMB Financial Corp.	16	1,192
Umpqua Holdings Corp.	100	1,951
United Bankshares, Inc.	48	1,783
United Community Banks, Inc.	56	1,598
US Bancorp	711	38,103
Valley National Bancorp	216	2,603
Webster Financial Corp.	34	1,787
Wells Fargo & Co.	2,367	130,540
Westamerica Bancorporation (b)	10	595
Wintrust Financial Corp.	16	1,253
Zions Bancorp	61	2,878

		822,536

BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	2	312
Brown-Forman Corp. Class B	78	4,235
Coca-Cola Co.	1,015	45,685
Constellation Brands, Inc. Class A	48	9,574
Dr. Pepper Snapple Group, Inc. (b)	34	3,008
Molson Coors Brewing Co. Class B	70	5,715
Monster Beverage Corp. (a)	60	3,315
PepsiCo, Inc.	260	28,972

		100,816

BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	343	30,479
Acorda Therapeutics, Inc. (a)	16	378
Alexion Pharmaceuticals, Inc. (a)	41	5,752
Amgen, Inc.	198	36,917
Biogen, Inc. (a)	58	18,161
Bioverativ, Inc. (a)	20	1,141
Celgene Corp. (a)	104	15,165
Emergent BioSolutions, Inc. (a)	14	566
Gilead Sciences, Inc.	731	59,226
Incyte Corp. (a)	17	1,985
Momenta Pharmaceuticals, Inc. (a) (b)	20	370
Regeneron Pharmaceuticals, Inc. (a)	14	6,260
Spectrum Pharmaceuticals, Inc. (a)	86	1,210
United Therapeutics Corp. (a)	18	2,110
Vertex Pharmaceuticals, Inc. (a)	24	3,649

		183,369

BUILDING PRODUCTS — 0.3%
AAON, Inc.	12	414
Allegion PLC	10	865
AO Smith Corp.	32	1,902
Apogee Enterprises, Inc. (b)	18	869
Fortune Brands Home & Security, Inc.	36	2,420
Gibraltar Industries, Inc. (a)	16	498
Griffon Corp.	34	755
Johnson Controls International PLC	333	13,416
Lennox International, Inc.	8	1,432
Masco Corp.	78	3,043
Quanex Building Products Corp.	14	321
Simpson Manufacturing Co., Inc.	14	686
Universal Forest Products, Inc.	12	1,178

		27,799

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	21	3,986
Ameriprise Financial, Inc.	71	10,544
Bank of New York Mellon Corp.	494	26,192
BlackRock, Inc.	54	24,143
CBOE Holdings, Inc.	14	1,507
Charles Schwab Corp.	236	10,323
CME Group, Inc.	134	18,181
Donnelley Financial Solutions, Inc. (a)	32	690
E*TRADE Financial Corp. (a)	121	5,277
Eaton Vance Corp.	32	1,580
Evercore, Inc. Class A	16	1,284
FactSet Research Systems, Inc. (b)	6	1,081
Federated Investors, Inc. Class B (b)	44	1,307
Financial Engines, Inc.	6	208
Franklin Resources, Inc.	277	12,329
Goldman Sachs Group, Inc.	171	40,559
Greenhill & Co., Inc. (b)	10	166
Interactive Brokers Group, Inc. Class A (b)	24	1,081
Intercontinental Exchange, Inc.	166	11,404
Invesco, Ltd.	180	6,307
Investment Technology Group, Inc.	28	620
Janus Henderson Group PLC	138	4,808
Legg Mason, Inc.	72	2,830
MarketAxess Holdings, Inc.	4	738
Moody’s Corp.	32	4,455
Morgan Stanley	1,156	55,685
MSCI, Inc.	18	2,104
Nasdaq, Inc.	40	3,103
Northern Trust Corp.	70	6,435
Piper Jaffray Cos.	18	1,068
Raymond James Financial, Inc.	60	5,060
S&P Global, Inc.	26	4,064
SEI Investments Co.	25	1,526
State Street Corp. (c)	144	13,758
Stifel Financial Corp.	46	2,459
T Rowe Price Group, Inc.	92	8,340
Waddell & Reed Financial, Inc. Class A (b)	127	2,549

		297,751

CHEMICALS — 2.4%
A Schulman, Inc.	18	615
AdvanSix, Inc. (a)	6	238
Air Products & Chemicals, Inc.	62	9,376

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Albemarle Corp. (b)	24	$3,271
American Vanguard Corp.	6	137
Ashland Global Holdings, Inc.	26	1,700
Balchem Corp.	4	325
Cabot Corp.	30	1,674
Calgon Carbon Corp.	18	385
CF Industries Holdings, Inc.	196	6,891
Chemours Co.	39	1,974
DowDuPont, Inc.	1,037	71,791
Eastman Chemical Co.	66	5,972
Ecolab, Inc.	57	7,331
FMC Corp.	28	2,501
FutureFuel Corp.	52	818
Hawkins, Inc.	4	163
HB Fuller Co.	16	929
Ingevity Corp. (a)	14	875
Innophos Holdings, Inc.	14	689
Innospec, Inc.	18	1,110
International Flavors & Fragrances, Inc.	14	2,001
Koppers Holdings, Inc. (a)	10	461
Kraton Corp. (a)	18	728
LSB Industries, Inc. (a) (b)	8	64
LyondellBasell Industries NV Class A	497	49,228
Minerals Technologies, Inc.	12	848
Monsanto Co.	95	11,383
Mosaic Co.	296	6,391
NewMarket Corp.	2	851
Olin Corp.	44	1,507
PolyOne Corp.	22	881
PPG Industries, Inc.	69	7,498
Praxair, Inc.	84	11,738
Quaker Chemical Corp.	6	888
Rayonier Advanced Materials, Inc.	18	247
RPM International, Inc.	36	1,848
Scotts Miracle-Gro Co.	18	1,752
Sensient Technologies Corp.	20	1,538
Sherwin-Williams Co.	23	8,235
Stepan Co.	8	669
Tredegar Corp.	14	252

		227,773

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	36	1,502
Brady Corp. Class A	20	759
Brink’s Co.	20	1,685
Cintas Corp.	19	2,741
Clean Harbors, Inc. (a)	12	680
Copart, Inc. (a)	68	2,337
Deluxe Corp.	16	1,167
Essendant, Inc.	30	395
Healthcare Services Group, Inc.	18	972
Herman Miller, Inc.	20	718
HNI Corp.	22	912
Interface, Inc.	18	394
LSC Communications, Inc.	32	528
Matthews International Corp. Class A	12	747
Mobile Mini, Inc.	16	551
MSA Safety, Inc.	12	954
Pitney Bowes, Inc.	281	3,937
Republic Services, Inc.	126	8,324

Rollins, Inc. (b)	21	969
RR Donnelley & Sons Co. (b)	88	907
Stericycle, Inc. (a)	18	1,289
Tetra Tech, Inc.	26	1,210
UniFirst Corp.	8	1,212
Viad Corp.	12	731
Waste Management, Inc.	133	10,410

		46,031

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	16	384
ARRIS International PLC (a)	84	2,393
Black Box Corp.	12	39
Ciena Corp. (a)	22	483
Cisco Systems, Inc.	1,896	63,763
Comtech Telecommunications Corp.	10	205
Digi International, Inc. (a)	12	127
F5 Networks, Inc. (a)	12	1,447
Harmonic, Inc. (a) (b)	42	128
Harris Corp.	27	3,555
InterDigital, Inc.	18	1,328
Juniper Networks, Inc.	124	3,451
Lumentum Holdings, Inc. (a) (b)	12	652
Motorola Solutions, Inc.	48	4,074
NETGEAR, Inc. (a)	12	571
NetScout Systems, Inc. (a)	12	388
Plantronics, Inc.	10	442
ViaSat, Inc. (a) (b)	10	643
Viavi Solutions, Inc. (a)	60	568

		84,641

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	108	3,976
Aegion Corp. (a)	18	419
Comfort Systems USA, Inc.	28	1,000
Dycom Industries, Inc. (a) (b)	14	1,202
EMCOR Group, Inc.	32	2,220
Fluor Corp.	114	4,799
Granite Construction, Inc.	20	1,159
Jacobs Engineering Group, Inc.	90	5,244
KBR, Inc.	124	2,217
Orion Group Holdings, Inc. (a)	16	105
Quanta Services, Inc. (a)	78	2,915
Valmont Industries, Inc.	8	1,265

		26,521

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	1,067
Martin Marietta Materials, Inc.	10	2,062
Vulcan Materials Co.	18	2,153

		5,282

CONSUMER FINANCE — 1.4%
American Express Co.	340	30,757
Capital One Financial Corp.	724	61,294
Discover Financial Services	192	12,380
Encore Capital Group, Inc. (a) (b)	48	2,126
EZCORP, Inc. Class A (a)	18	171
Firstcash, Inc.	34	2,147
Green Dot Corp. Class A (a)	46	2,281
Navient Corp.	481	7,225

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

PRA Group, Inc. (a) (b)	18	$516
SLM Corp. (a)	120	1,376
Synchrony Financial	363	11,271
World Acceptance Corp. (a)	8	663

		132,207

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	20	1,726
Avery Dennison Corp.	34	3,344
Ball Corp.	98	4,048
Bemis Co., Inc.	34	1,549
Greif, Inc. Class A (b)	32	1,873
International Paper Co.	216	12,273
Myers Industries, Inc.	14	293
Owens-Illinois, Inc. (a)	176	4,428
Packaging Corp. of America	34	3,899
Sealed Air Corp.	64	2,734
Silgan Holdings, Inc.	48	1,413
Sonoco Products Co.	54	2,724
WestRock Co.	112	6,354

		46,658

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	70	2,250
Genuine Parts Co.	69	6,600
LKQ Corp. (a)	120	4,319
Pool Corp.	14	1,514

		14,683

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc.	28	1,004
American Public Education, Inc. (a)	4	84
Capella Education Co.	6	421
Career Education Corp. (a)	56	582
Graham Holdings Co. Class B	6	3,511
H&R Block, Inc. (b)	170	4,501
Regis Corp. (a)	38	542
Service Corp. International	46	1,587
Sotheby’s (a)	16	738
Strayer Education, Inc.	6	524

		13,494

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,085	198,902
Leucadia National Corp.	181	4,570

		203,472

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	3,478	136,233
ATN International, Inc.	10	527
CenturyLink, Inc. (b)	823	15,555
Cincinnati Bell, Inc. (a)	86	1,707
Frontier Communications Corp. (b)	117	1,379
General Communication, Inc. Class A (a)	36	1,468
Iridium Communications, Inc. (a) (b)	100	1,030
Level 3 Communications, Inc. (a)	144	7,674
Lumos Networks Corp. (a)	4	72
Verizon Communications, Inc.	2,142	106,008

		271,653

ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	20	1,546

Alliant Energy Corp.	88	3,658
American Electric Power Co., Inc.	243	17,068
Duke Energy Corp.	368	30,883
Edison International	151	11,653
El Paso Electric Co.	18	995
Entergy Corp.	144	10,996
Eversource Energy	147	8,885
Exelon Corp.	773	29,119
FirstEnergy Corp.	666	20,533
Great Plains Energy, Inc.	106	3,212
Hawaiian Electric Industries, Inc.	58	1,935
IDACORP, Inc.	28	2,462
NextEra Energy, Inc.	177	25,939
OGE Energy Corp.	88	3,171
PG&E Corp.	235	16,001
Pinnacle West Capital Corp.	50	4,228
PNM Resources, Inc.	58	2,337
PPL Corp.	335	12,713
Southern Co.	489	24,029
Westar Energy, Inc.	50	2,480
Xcel Energy, Inc.	235	11,120

		244,963

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	4	685
AMETEK, Inc.	46	3,038
AZZ, Inc.	8	390
Eaton Corp. PLC	200	15,358
Emerson Electric Co.	268	16,841
Encore Wire Corp.	8	358
EnerSys.	10	692
General Cable Corp.	54	1,018
Hubbell, Inc.	18	2,088
Powell Industries, Inc.	6	180
Regal Beloit Corp.	22	1,738
Rockwell Automation, Inc.	30	5,346
Vicor Corp. (a)	22	519

		48,251

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	46	3,893
Anixter International, Inc. (a)	34	2,890
Arrow Electronics, Inc. (a)	130	10,453
Avnet, Inc.	184	7,231
Badger Meter, Inc.	8	392
Bel Fuse, Inc. Class B	6	187
Belden, Inc.	20	1,611
Benchmark Electronics, Inc. (a)	40	1,366
Cognex Corp.	9	993
Coherent, Inc. (a)	6	1,411
Corning, Inc.	461	13,793
CTS Corp.	16	386
Daktronics, Inc.	20	211
Electro Scientific Industries, Inc. (a)	8	111
FARO Technologies, Inc. (a)	2	77
FLIR Systems, Inc.	38	1,479
II-VI, Inc. (a)	16	658
Insight Enterprises, Inc. (a)	48	2,204
IPG Photonics Corp. (a)	10	1,851

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Itron, Inc. (a)	18	$1,394
Jabil, Inc.	250	7,137
Keysight Technologies, Inc. (a)	64	2,666
Knowles Corp. (a)	32	489
Littelfuse, Inc.	6	1,175
Methode Electronics, Inc.	18	762
MTS Systems Corp. (b)	4	214
National Instruments Corp.	24	1,012
OSI Systems, Inc. (a)	6	548
Park Electrochemical Corp.	6	111
Plexus Corp. (a)	18	1,009
Rogers Corp. (a)	6	800
Sanmina Corp. (a)	60	2,229
ScanSource, Inc. (a)	50	2,183
SYNNEX Corp.	38	4,807
TE Connectivity, Ltd.	146	12,127
Tech Data Corp. (a)	56	4,976
Trimble, Inc. (a)	52	2,041
TTM Technologies, Inc. (a)	134	2,060
VeriFone Systems, Inc. (a)	18	365
Vishay Intertechnology, Inc.	96	1,805
Zebra Technologies Corp. Class A (a)	16	1,737

		102,844

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	102	1,280
Atwood Oceanics, Inc. (a) (b)	140	1,315
Baker Hughes a GE Co.	198	7,251
Diamond Offshore Drilling, Inc. (a) (b)	102	1,479
Dril-Quip, Inc. (a)	10	442
Ensco PLC Class A (b)	455	2,716
Era Group, Inc. (a)	12	134
Exterran Corp. (a)	45	1,422
Geospace Technologies Corp. (a)	2	36
Gulf Island Fabrication, Inc.	6	76
Halliburton Co.	187	8,608
Helix Energy Solutions Group, Inc. (a)	154	1,138
Helmerich & Payne, Inc. (b)	70	3,648
Matrix Service Co. (a)	14	213
Nabors Industries, Ltd.	230	1,856
National Oilwell Varco, Inc. (b)	305	10,898
Newpark Resources, Inc. (a)	100	1,000
Noble Corp. PLC (a) (b)	355	1,633
Oceaneering International, Inc.	90	2,364
Oil States International, Inc. (a)	68	1,724
Patterson-UTI Energy, Inc.	128	2,680
Pioneer Energy Services Corp. (a)	36	92
Rowan Cos. PLC Class A (a) (b)	162	2,082
Schlumberger, Ltd.	375	26,160
SEACOR Holdings, Inc. (a)	12	553
Superior Energy Services, Inc. (a)	212	2,264
TechnipFMC PLC (a)	126	3,518
Tesco Corp. (a)	58	316
TETRA Technologies, Inc. (a)	42	120
Transocean, Ltd. (a) (b)	586	6,305
Unit Corp. (a)	76	1,564
US Silica Holdings, Inc. (b)	16	497

		95,384

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Alexander & Baldwin, Inc.	18	834
CoreCivic, Inc. REIT	95	2,543
Cousins Properties, Inc. REIT	72	672
JBG SMITH Properties REIT (a)	23	787
Parkway, Inc. REIT	8	184
Quality Care Properties, Inc. REIT (a)	141	2,186
Uniti Group, Inc. REIT (a) (b)	10	147

		7,353

FOOD & STAPLES RETAILING — 3.8%
Andersons, Inc.	26	890
Casey’s General Stores, Inc. (b)	20	2,189
Costco Wholesale Corp.	181	29,736
CVS Health Corp.	825	67,089
Kroger Co.	1,391	27,903
SpartanNash Co.	40	1,055
Sprouts Farmers Market, Inc. (a)	53	995
SUPERVALU, Inc. (a)	49	1,066
Sysco Corp.	261	14,081
United Natural Foods, Inc. (a)	76	3,161
Wal-Mart Stores, Inc.	2,248	175,659
Walgreens Boots Alliance, Inc.	485	37,452

		361,276

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	860	36,559
B&G Foods, Inc. (b)	18	573
Bob Evans Farms, Inc.	16	1,240
Cal-Maine Foods, Inc. (a) (b)	45	1,849
Calavo Growers, Inc. (b)	4	293
Campbell Soup Co.	89	4,167
Conagra Brands, Inc.	122	4,116
Darling Ingredients, Inc. (a)	118	2,067
Dean Foods Co.	122	1,327
Flowers Foods, Inc. (b)	52	978
General Mills, Inc.	220	11,387
Hain Celestial Group, Inc. (a) (b)	24	988
Hershey Co.	46	5,022
Hormel Foods Corp. (b)	151	4,853
Ingredion, Inc.	26	3,137
J&J Snack Foods Corp.	6	788
J.M. Smucker Co.	44	4,617
Kellogg Co.	111	6,923
Kraft Heinz Co.	276	21,404
Lamb Weston Holdings, Inc.	40	1,876
Lancaster Colony Corp.	8	961
McCormick & Co., Inc.	22	2,258
Mondelez International, Inc. Class A	565	22,973
Post Holdings, Inc. (a) (b)	28	2,472
Sanderson Farms, Inc. (b)	19	3,069
Seneca Foods Corp. Class A (a)	8	276
Snyder’s-Lance, Inc. (b)	23	877
Tootsie Roll Industries, Inc. (b)	14	532
TreeHouse Foods, Inc. (a) (b)	14	948
Tyson Foods, Inc. Class A	231	16,274

		164,804

GAS UTILITIES — 0.2%
Atmos Energy Corp.	48	4,024

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

National Fuel Gas Co.	36	$2,038
New Jersey Resources Corp.	44	1,855
Northwest Natural Gas Co.	14	902
ONE Gas, Inc.	20	1,473
South Jersey Industries, Inc.	24	829
Southwest Gas Holdings, Inc.	24	1,863
Spire, Inc.	16	1,194
UGI Corp.	76	3,561
WGL Holdings, Inc.	30	2,526

		20,265

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc.	4	179
Abbott Laboratories	373	19,903
Align Technology, Inc. (a)	16	2,980
Analogic Corp.	4	335
Baxter International, Inc.	272	17,068
Becton Dickinson and Co.	66	12,933
Boston Scientific Corp. (a)	254	7,409
C.R. Bard, Inc.	6	1,923
Cantel Medical Corp.	8	753
CONMED Corp.	12	630
Cooper Cos., Inc.	10	2,371
CryoLife, Inc. (a)	12	272
Danaher Corp.	160	13,725
DENTSPLY SIRONA, Inc.	42	2,512
Edwards Lifesciences Corp. (a)	34	3,716
Haemonetics Corp. (a)	16	718
Halyard Health, Inc. (a)	34	1,531
Hill-Rom Holdings, Inc.	22	1,628
Hologic, Inc. (a)	78	2,862
ICU Medical, Inc. (a)	4	743
IDEXX Laboratories, Inc. (a)	12	1,866
Integer Holdings Corp. (a)	12	614
Integra LifeSciences Holdings Corp. (a)	20	1,010
Intuitive Surgical, Inc. (a)	6	6,275
Invacare Corp. (b)	32	504
LivaNova PLC (a)	6	420
Masimo Corp. (a)	8	692
Medtronic PLC	295	22,942
Meridian Bioscience, Inc.	12	172
Merit Medical Systems, Inc. (a)	14	593
Natus Medical, Inc. (a)	10	375
Neogen Corp. (a)	6	465
NuVasive, Inc. (a)	16	887
ResMed, Inc.	18	1,385
STERIS PLC	22	1,945
Stryker Corp.	86	12,214
Surmodics, Inc. (a)	4	124
Teleflex, Inc.	10	2,420
Varex Imaging Corp. (a)	6	203
Varian Medical Systems, Inc. (a)	30	3,002
West Pharmaceutical Services, Inc.	10	963
Zimmer Biomet Holdings, Inc.	32	3,747

		157,009

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Aetna, Inc.	153	24,328
Almost Family, Inc. (a)	6	322
Amedisys, Inc. (a)	2	112

AmerisourceBergen Corp.	257	21,267
AMN Healthcare Services, Inc. (a)	30	1,371
Anthem, Inc.	213	40,444
Cardinal Health, Inc.	475	31,787
Centene Corp. (a)	138	13,354
Chemed Corp. (b)	8	1,616
Cigna Corp.	97	18,133
Community Health Systems, Inc. (a) (b)	158	1,213
CorVel Corp. (a)	8	435
Cross Country Healthcare, Inc. (a)	34	484
DaVita, Inc. (a)	125	7,424
Diplomat Pharmacy, Inc. (a)	65	1,346
Ensign Group, Inc.	20	452
Envision Healthcare Corp. (a)	34	1,528
Express Scripts Holding Co. (a)	874	55,342
HCA Healthcare, Inc. (a)	161	12,814
HealthSouth Corp.	41	1,900
Henry Schein, Inc. (a)	76	6,231
Humana, Inc.	66	16,080
Kindred Healthcare, Inc.	64	435
Laboratory Corp. of America Holdings (a)	39	5,888
Landauer, Inc.	4	269
LHC Group, Inc. (a)	12	851
LifePoint Health, Inc. (a)	60	3,474
Magellan Health, Inc. (a)	36	3,107
McKesson Corp.	319	49,002
MEDNAX, Inc. (a)	32	1,380
Molina Healthcare, Inc. (a) (b)	60	4,126
Owens & Minor, Inc.	92	2,686
Patterson Cos., Inc. (b)	38	1,469
PharMerica Corp. (a)	32	938
Providence Service Corp. (a)	26	1,406
Quest Diagnostics, Inc.	56	5,244
Quorum Health Corp. (a)	38	197
Select Medical Holdings Corp. (a)	208	3,994
Tenet Healthcare Corp. (a) (b)	138	2,267
Tivity Health, Inc. (a) (b)	36	1,469
UnitedHealth Group, Inc.	364	71,289
Universal Health Services, Inc. Class B	30	3,328
WellCare Health Plans, Inc. (a)	32	5,496

		426,298

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	44	626
Cerner Corp. (a)	63	4,493
Computer Programs & Systems, Inc. (b)	2	59
HMS Holdings Corp. (a)	14	278
Medidata Solutions, Inc. (a)	8	624
Omnicell, Inc. (a)	10	511
Quality Systems, Inc. (a)	8	126

		6,717

HOTELS, RESTAURANTS & LEISURE — 1.3%
Biglari Holdings, Inc. (a)	2	667
BJ’s Restaurants, Inc. (a)	6	183
Boyd Gaming Corp.	62	1,615
Brinker International, Inc. (b)	39	1,243
Buffalo Wild Wings, Inc. (a)	4	423
Carnival Corp.	336	21,696
Cheesecake Factory, Inc. (b)	20	842

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Chipotle Mexican Grill, Inc. (a) (b)	4	$1,231
Cracker Barrel Old Country Store, Inc. (b)	8	1,213
Darden Restaurants, Inc.	54	4,254
DineEquity, Inc. (b)	6	258
Domino’s Pizza, Inc.	4	794
Dunkin’ Brands Group, Inc.	22	1,168
ILG, Inc.	24	642
International Speedway Corp. Class A	18	648
Jack in the Box, Inc.	10	1,019
Marcus Corp.	22	609
Marriott International, Inc. Class A	57	6,285
Marriott Vacations Worldwide Corp.	8	996
McDonald’s Corp.	172	26,949
Monarch Casino & Resort, Inc. (a)	6	237
Papa John’s International, Inc.	12	877
Penn National Gaming, Inc. (a)	67	1,567
Red Robin Gourmet Burgers, Inc. (a)	10	670
Royal Caribbean Cruises, Ltd.	78	9,246
Ruby Tuesday, Inc. (a)	40	86
Ruth’s Hospitality Group, Inc.	16	335
Scientific Games Corp. Class A (a)	34	1,559
Starbucks Corp.	195	10,473
Texas Roadhouse, Inc.	24	1,179
Wendy’s Co.	148	2,298
Wyndham Worldwide Corp.	43	4,533
Wynn Resorts, Ltd.	37	5,510
Yum! Brands, Inc.	138	10,158

		121,463

HOUSEHOLD DURABLES — 0.7%
CalAtlantic Group, Inc.	109	3,993
D.R. Horton, Inc.	144	5,750
Ethan Allen Interiors, Inc.	10	324
Garmin, Ltd. (b)	90	4,857
Helen of Troy, Ltd. (a)	16	1,550
iRobot Corp. (a) (b)	8	617
KB Home (b)	120	2,894
La-Z-Boy, Inc.	22	592
Leggett & Platt, Inc.	38	1,814
Lennar Corp. Class A	84	4,435
M/I Homes, Inc. (a)	12	321
MDC Holdings, Inc.	62	2,059
Meritage Homes Corp. (a)	12	533
Mohawk Industries, Inc. (a)	24	5,940
Newell Brands, Inc.	90	3,840
NVR, Inc. (a)	1	2,855
PulteGroup, Inc.	214	5,849
Tempur Sealy International, Inc. (a)	16	1,032
Toll Brothers, Inc.	73	3,027
TopBuild Corp. (a)	8	521
TRI Pointe Group, Inc. (a) (b)	70	967
Tupperware Brands Corp.	20	1,236
Universal Electronics, Inc. (a) (b)	8	507
Whirlpool Corp.	42	7,747

		63,260

HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A (a)	44	1,636
Church & Dwight Co., Inc.	71	3,440
Clorox Co.	30	3,957

Colgate-Palmolive Co.	161	11,729
Energizer Holdings, Inc.	16	737
Kimberly-Clark Corp.	77	9,062
Procter & Gamble Co.	687	62,503
WD-40 Co. (b)	18	2,014

		95,078

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	993	10,943
NRG Energy, Inc.	499	12,769

		23,712

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	129	27,077
Carlisle Cos., Inc.	14	1,404
General Electric Co.	2,361	57,089
Honeywell International, Inc.	206	29,198
Roper Technologies, Inc.	12	2,921

		117,689

INSURANCE — 5.7%
Aflac, Inc.	323	26,289
Alleghany Corp. (a)	8	4,432
Allstate Corp.	294	27,022
American Equity Investment Life Holding Co.	138	4,013
American Financial Group, Inc.	58	6,000
American International Group, Inc.	749	45,981
AMERISAFE, Inc.	8	466
Aon PLC	60	8,766
Arthur J Gallagher & Co.	78	4,801
Aspen Insurance Holdings, Ltd.	90	3,636
Assurant, Inc.	44	4,203
Brighthouse Financial, Inc. (a)	148	8,998
Brown & Brown, Inc.	44	2,120
Chubb, Ltd.	192	27,370
Cincinnati Financial Corp.	64	4,900
CNO Financial Group, Inc.	262	6,115
eHealth, Inc. (a)	6	143
Employers Holdings, Inc.	16	727
Everest Re Group, Ltd.	33	7,537
First American Financial Corp.	99	4,947
Genworth Financial, Inc. Class A (a)	759	2,922
Hanover Insurance Group, Inc.	32	3,102
Hartford Financial Services Group, Inc.	301	16,684
HCI Group, Inc.	12	459
Horace Mann Educators Corp.	28	1,102
Infinity Property & Casualty Corp.	8	754
Kemper Corp.	40	2,120
Lincoln National Corp.	181	13,300
Loews Corp.	416	19,910
Maiden Holdings, Ltd.	110	874
Marsh & McLennan Cos., Inc.	120	10,057
Mercury General Corp. (b)	55	3,118
MetLife, Inc.	1,637	85,042
Navigators Group, Inc.	24	1,400
Old Republic International Corp.	164	3,229
Primerica, Inc.	28	2,283
Principal Financial Group, Inc.	215	13,833
ProAssurance Corp.	20	1,093
Progressive Corp.	269	13,025

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Prudential Financial, Inc.	648	$68,895
Reinsurance Group of America, Inc.	92	12,837
RenaissanceRe Holdings, Ltd.	18	2,433
RLI Corp.	16	918
Safety Insurance Group, Inc.	10	763
Selective Insurance Group, Inc.	40	2,154
Stewart Information Services Corp.	20	755
Torchmark Corp.	52	4,165
Travelers Cos., Inc.	225	27,567
United Fire Group, Inc.	24	1,100
Universal Insurance Holdings, Inc.	12	276
Unum Group	184	9,408
Willis Towers Watson PLC	27	4,164
WR Berkley Corp.	82	5,473
XL Group, Ltd.	213	8,403

		542,084

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	54	51,913
Expedia, Inc.	24	3,455
FTD Cos., Inc. (a)	18	235
HSN, Inc.	48	1,874
Netflix, Inc. (a)	44	7,979
Nutrisystem, Inc.	20	1,118
PetMed Express, Inc. (b)	10	332
Priceline Group, Inc. (a)	9	16,477
TripAdvisor, Inc. (a) (b)	12	486

		83,869

INTERNET SOFTWARE & SERVICES — 2.6%
Akamai Technologies, Inc. (a)	47	2,290
Alphabet, Inc. Class A (a)	83	80,819
Alphabet, Inc. Class C (a)	84	80,565
Blucora, Inc. (a)	14	354
Cars.com, Inc. (a) (b)	49	1,304
DHI Group, Inc. (a)	68	177
eBay, Inc. (a)	507	19,499
Facebook, Inc. Class A (a)	316	53,995
j2 Global, Inc.	12	887
Liquidity Services, Inc. (a)	4	24
LivePerson, Inc. (a)	8	108
LogMeIn, Inc.	10	1,101
NIC, Inc.	36	617
QuinStreet, Inc. (a)	118	867
Stamps.com, Inc. (a)	4	811
VeriSign, Inc. (a) (b)	18	1,915
XO Group, Inc. (a)	8	157

		245,490

IT SERVICES — 2.3%
Accenture PLC Class A	134	18,099
Acxiom Corp. (a)	30	739
Alliance Data Systems Corp.	12	2,659
Automatic Data Processing, Inc.	125	13,665
Broadridge Financial Solutions, Inc.	16	1,293
CACI International, Inc. Class A (a)	16	2,230
Cardtronics PLC Class A (a)	12	276
Cognizant Technology Solutions Corp. Class A	165	11,969
Convergys Corp.	46	1,191
CoreLogic, Inc. (a)	30	1,387

CSG Systems International, Inc.	20	802
CSRA, Inc.	38	1,226
DST Systems, Inc.	40	2,195
DXC Technology Co.	107	9,189
Fidelity National Information Services, Inc.	76	7,098
Fiserv, Inc. (a)	40	5,158
Forrester Research, Inc.	4	167
Gartner, Inc. (a)	9	1,120
Global Payments, Inc.	20	1,901
International Business Machines Corp.	397	57,597
Jack Henry & Associates, Inc.	19	1,953
Leidos Holdings, Inc.	47	2,783
ManTech International Corp. Class A	26	1,148
Mastercard, Inc. Class A	97	13,697
MAXIMUS, Inc.	12	774
Paychex, Inc.	69	4,137
PayPal Holdings, Inc. (a)	313	20,041
Perficient, Inc. (a)	10	197
Science Applications International Corp.	20	1,337
Sykes Enterprises, Inc. (a)	24	700
TeleTech Holdings, Inc.	24	1,002
Teradata Corp. (a) (b)	56	1,892
Total System Services, Inc.	30	1,965
Virtusa Corp. (a) (b)	8	302
Visa, Inc. Class A (b)	191	20,101
Western Union Co.	190	3,648
WEX, Inc. (a)	8	898

		216,536

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	24	1,343
Callaway Golf Co.	46	664
Hasbro, Inc.	26	2,540
Mattel, Inc. (b)	180	2,786
Polaris Industries, Inc. (b)	29	3,034
Sturm Ruger & Co., Inc. (b)	2	103
Vista Outdoor, Inc. (a) (b)	86	1,973

		12,443

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	59	3,788
Bio-Rad Laboratories, Inc. Class A (a)	10	2,222
Bio-Techne Corp.	8	967
Cambrex Corp. (a)	12	660
Charles River Laboratories International, Inc. (a)	6	648
Illumina, Inc. (a)	12	2,390
Luminex Corp.	30	610
Mettler-Toledo International, Inc. (a)	6	3,757
PAREXEL International Corp. (a)	20	1,762
PerkinElmer, Inc.	38	2,621
Thermo Fisher Scientific, Inc.	109	20,623
Waters Corp. (a)	20	3,590

		43,638

MACHINERY — 2.0%
Actuant Corp. Class A	20	512
AGCO Corp.	54	3,984
Albany International Corp. Class A	16	918
Astec Industries, Inc.	10	560
Barnes Group, Inc.	20	1,409

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Briggs & Stratton Corp.	34	$799
Caterpillar, Inc. (b)	271	33,796
Chart Industries, Inc. (a)	28	1,098
CIRCOR International, Inc.	6	327
Crane Co.	18	1,440
Cummins, Inc.	72	12,098
Deere & Co.	157	19,718
Donaldson Co., Inc.	28	1,286
Dover Corp.	74	6,763
EnPro Industries, Inc.	10	805
ESCO Technologies, Inc.	8	480
Federal Signal Corp.	36	766
Flowserve Corp.	32	1,363
Fortive Corp.	44	3,115
Franklin Electric Co., Inc.	16	718
Graco, Inc.	10	1,237
Greenbrier Cos., Inc. (b)	36	1,733
Harsco Corp. (a)	118	2,466
Hillenbrand, Inc.	26	1,010
IDEX Corp.	12	1,458
Illinois Tool Works, Inc.	67	9,913
Ingersoll-Rand PLC	100	8,917
ITT, Inc.	46	2,036
John Bean Technologies Corp.	14	1,415
Kennametal, Inc.	56	2,259
Lincoln Electric Holdings, Inc.	24	2,200
Lindsay Corp.	2	184
Lydall, Inc. (a)	10	573
Mueller Industries, Inc.	20	699
Nordson Corp.	12	1,422
Oshkosh Corp.	46	3,797
PACCAR, Inc.	168	12,153
Parker-Hannifin Corp.	36	6,301
Pentair PLC	71	4,825
Snap-on, Inc. (b)	12	1,788
SPX Corp. (a)	62	1,819
SPX FLOW, Inc. (a)	36	1,388
Standex International Corp.	4	425
Stanley Black & Decker, Inc.	58	8,756
Tennant Co.	24	1,589
Terex Corp.	82	3,692
Timken Co.	36	1,748
Titan International, Inc.	68	690
Toro Co.	15	931
Trinity Industries, Inc.	214	6,827
Wabash National Corp.	48	1,095
Wabtec Corp. (b)	22	1,666
Watts Water Technologies, Inc. Class A	14	969
Woodward, Inc.	16	1,242
Xylem, Inc.	38	2,380

		193,558

MARINE — 0.0% (d)
Kirby Corp. (a)	36	2,374
Matson, Inc.	16	451

		2,825

MEDIA — 2.3%
AMC Networks, Inc. Class A (a) (b)	12	702
Cable One, Inc.	2	1,444

CBS Corp. Class B	146	8,468
Charter Communications, Inc. Class A (a)	40	14,537
Cinemark Holdings, Inc.	42	1,521
Comcast Corp. Class A	1,558	59,952
Discovery Communications, Inc. Class A (a)	80	1,703
Discovery Communications, Inc. Class C (a)	113	2,289
DISH Network Corp. Class A (a)	127	6,887
EW Scripps Co. Class A (a)	30	573
Gannett Co., Inc.	171	1,539
Interpublic Group of Cos., Inc.	130	2,703
John Wiley & Sons, Inc. Class A	20	1,070
Live Nation Entertainment, Inc. (a)	56	2,439
Meredith Corp. (b)	24	1,332
New Media Investment Group, Inc.	81	1,198
New York Times Co. Class A	28	549
News Corp. Class A	533	7,068
News Corp. Class B	150	2,047
Omnicom Group, Inc.	96	7,111
Scholastic Corp.	41	1,525
Scripps Networks Interactive, Inc. Class A	42	3,607
TEGNA, Inc.	148	1,973
Time Warner, Inc.	208	21,310
Time, Inc.	70	945
Twenty-First Century Fox, Inc. Class A	463	12,214
Twenty-First Century Fox, Inc. Class B	214	5,519
Viacom, Inc. Class B	280	7,795
Walt Disney Co.	419	41,301

		221,321

METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	146	816
Allegheny Technologies, Inc. (b)	152	3,633
Carpenter Technology Corp. (b)	14	672
Century Aluminum Co. (a)	100	1,658
Commercial Metals Co.	172	3,273
Compass Minerals International, Inc. (b)	10	649
Freeport-McMoRan, Inc. (a)	1,070	15,023
Haynes International, Inc.	4	144
Kaiser Aluminum Corp.	12	1,238
Materion Corp.	12	518
Newmont Mining Corp.	230	8,627
Nucor Corp.	152	8,518
Olympic Steel, Inc.	10	220
Reliance Steel & Aluminum Co.	62	4,723
Royal Gold, Inc.	12	1,032
Steel Dynamics, Inc.	114	3,930
SunCoke Energy, Inc. (a)	32	292
TimkenSteel Corp. (a) (b)	60	990
United States Steel Corp. (b)	92	2,361
Worthington Industries, Inc.	32	1,472

		59,789

MULTI-UTILITIES — 1.1%
Ameren Corp.	128	7,404
Avista Corp.	38	1,967
Black Hills Corp. (b)	26	1,791
CenterPoint Energy, Inc.	212	6,193
CMS Energy Corp.	123	5,697
Consolidated Edison, Inc.	168	13,554
Dominion Energy, Inc.	207	15,924

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

DTE Energy Co.	78	$8,374
MDU Resources Group, Inc.	124	3,218
NiSource, Inc.	216	5,527
NorthWestern Corp.	22	1,253
Public Service Enterprise Group, Inc.	283	13,089
SCANA Corp.	96	4,655
Sempra Energy	103	11,755
Vectren Corp.	34	2,236
WEC Energy Group, Inc.	119	7,471

		110,108

MULTILINE RETAIL — 1.1%
Big Lots, Inc. (b)	40	2,143
Dillard’s, Inc. Class A (b)	36	2,018
Dollar General Corp.	118	9,564
Dollar Tree, Inc. (a)	78	6,772
Fred’s, Inc. Class A (b)	24	155
JC Penney Co., Inc. (a) (b)	464	1,768
Kohl’s Corp. (b)	266	12,143
Macy’s, Inc. (b)	458	9,993
Nordstrom, Inc.	172	8,110
Target Corp.	838	49,450

		102,116

OIL, GAS & CONSUMABLE FUELS — 7.5%
Anadarko Petroleum Corp.	121	5,911
Andeavor	234	24,137
Apache Corp. (b)	187	8,565
Cabot Oil & Gas Corp.	64	1,712
Carrizo Oil & Gas, Inc. (a) (b)	22	377
Chesapeake Energy Corp. (a) (b)	1,140	4,902
Chevron Corp.	1,072	125,960
Cimarex Energy Co.	22	2,501
Concho Resources, Inc. (a) (b)	24	3,161
ConocoPhillips	691	34,584
CONSOL Energy, Inc. (a)	254	4,303
Contango Oil & Gas Co. (a)	6	30
Denbury Resources, Inc. (a) (b)	641	859
Devon Energy Corp.	231	8,480
Energen Corp. (a)	26	1,422
EOG Resources, Inc.	105	10,158
EQT Corp. (b)	26	1,696
Exxon Mobil Corp.	2,251	184,537
Green Plains, Inc.	40	806
Gulfport Energy Corp. (a)	70	1,004
Hess Corp. (b)	393	18,428
HollyFrontier Corp.	267	9,604
Kinder Morgan, Inc.	1,009	19,353
Marathon Oil Corp.	682	9,248
Marathon Petroleum Corp.	795	44,583
Murphy Oil Corp. (b)	226	6,002
Newfield Exploration Co. (a)	70	2,077
Noble Energy, Inc.	186	5,275
Occidental Petroleum Corp.	377	24,207
ONEOK, Inc.	193	10,694
PDC Energy, Inc. (a)	14	686
Phillips 66	664	60,829
Pioneer Natural Resources Co.	20	2,951
QEP Resources, Inc. (a)	210	1,800
Range Resources Corp. (b)	54	1,057

REX American Resources Corp. (a) (b)	14	1,314
SM Energy Co.	124	2,200
Southwestern Energy Co. (a)	401	2,450
Valero Energy Corp.	679	52,235
Williams Cos., Inc.	382	11,464
World Fuel Services Corp.	102	3,459
WPX Energy, Inc. (a)	163	1,874

		716,895

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	38	1,326
Clearwater Paper Corp. (a)	16	788
Deltic Timber Corp.	2	177
Domtar Corp.	80	3,471
KapStone Paper and Packaging Corp.	44	946
Louisiana-Pacific Corp. (a)	42	1,137
Neenah Paper, Inc.	8	684
PH Glatfelter Co.	30	584
Schweitzer-Mauduit International, Inc.	10	415

		9,528

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	687	1,601
Coty, Inc. Class A (b)	126	2,083
Edgewell Personal Care Co. (a)	16	1,164
Estee Lauder Cos., Inc. Class A	91	9,813
Inter Parfums, Inc.	12	495
Medifast, Inc.	6	356
Nu Skin Enterprises, Inc. Class A	23	1,414

		16,926

PHARMACEUTICALS — 3.2%
Akorn, Inc. (a)	10	332
Allergan PLC	138	28,283
Bristol-Myers Squibb Co.	310	19,759
Catalent, Inc. (a)	46	1,836
Eli Lilly & Co.	218	18,648
Endo International PLC (a)	299	2,561
Impax Laboratories, Inc. (a)	6	122
Johnson & Johnson	734	95,427
Lannett Co., Inc. (a) (b)	26	480
Mallinckrodt PLC (a)	84	3,139
Medicines Co. (a) (b)	18	667
Merck & Co., Inc.	738	47,254
Mylan NV (a)	203	6,368
Perrigo Co. PLC (b)	63	5,333
Pfizer, Inc.	1,960	69,972
Prestige Brands Holdings, Inc. (a)	16	802
Zoetis, Inc.	41	2,614

		303,597

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	12	1,397
Equifax, Inc.	16	1,696
Exponent, Inc.	8	591
FTI Consulting, Inc. (a)	20	710
Heidrick & Struggles International, Inc.	8	169
Insperity, Inc.	14	1,232
Kelly Services, Inc. Class A	30	753
Korn/Ferry International	22	867
ManpowerGroup, Inc.	58	6,834

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Navigant Consulting, Inc. (a)	22	$372
Nielsen Holdings PLC	127	5,264
On Assignment, Inc. (a)	14	752
Resources Connection, Inc.	14	195
Robert Half International, Inc.	48	2,416
TrueBlue, Inc. (a)	18	404
Verisk Analytics, Inc. (a)	43	3,577
WageWorks, Inc. (a)	10	607

		27,836

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Acadia Realty Trust REIT (b)	14	401
Agree Realty Corp. REIT	20	982
Alexandria Real Estate Equities, Inc. REIT (b)	29	3,450
American Assets Trust, Inc. REIT	20	795
American Campus Communities, Inc. REIT	36	1,589
American Tower Corp. REIT	44	6,014
Apartment Investment & Management Co. Class A REIT	32	1,404
AvalonBay Communities, Inc. REIT	26	4,639
Boston Properties, Inc. REIT	22	2,703
Camden Property Trust REIT	36	3,292
Capstead Mortgage Corp. REIT	100	965
CareTrust REIT, Inc. (b)	12	228
Cedar Realty Trust, Inc. REIT	40	225
Chesapeake Lodging Trust REIT	48	1,295
CoreSite Realty Corp. REIT	4	448
Corporate Office Properties Trust REIT	28	919
Crown Castle International Corp. REIT	80	7,998
DCT Industrial Trust, Inc. REIT	20	1,158
DiamondRock Hospitality Co. REIT	64	701
Digital Realty Trust, Inc. REIT (b)	30	3,550
Douglas Emmett, Inc. REIT	32	1,261
Duke Realty Corp. REIT	76	2,190
EastGroup Properties, Inc. REIT	8	705
EPR Properties REIT	16	1,116
Equinix, Inc. REIT	9	4,017
Equity Residential REIT	181	11,933
Essex Property Trust, Inc. REIT	10	2,540
Extra Space Storage, Inc. REIT	20	1,598
Federal Realty Investment Trust REIT	8	994
Four Corners Property Trust, Inc. REIT	24	598
Franklin Street Properties Corp. REIT	52	552
GEO Group, Inc. REIT	54	1,453
Getty Realty Corp. REIT	30	858
GGP, Inc. REIT	307	6,376
Government Properties Income Trust REIT (b)	34	638
HCP, Inc. REIT	222	6,178
Healthcare Realty Trust, Inc. REIT	32	1,035
Hersha Hospitality Trust REIT	63	1,176
Highwoods Properties, Inc. REIT	30	1,563
Hospitality Properties Trust REIT	120	3,419
Host Hotels & Resorts, Inc. REIT	300	5,547
Iron Mountain, Inc. REIT	108	4,201
Kilroy Realty Corp. REIT	18	1,280
Kimco Realty Corp. REIT	96	1,877
Kite Realty Group Trust REIT	8	162
Lamar Advertising Co. Class A, REIT	20	1,371
LaSalle Hotel Properties REIT (b)	90	2,612

Lexington Realty Trust REIT	54	552
Liberty Property Trust REIT	52	2,135
Life Storage, Inc. REIT (b)	10	818
LTC Properties, Inc. REIT	12	564
Macerich Co. REIT	68	3,738
Mack-Cali Realty Corp. REIT	38	901
Medical Properties Trust, Inc. REIT	141	1,851
Mid-America Apartment Communities, Inc. REIT	36	3,848
National Retail Properties, Inc. REIT	42	1,750
Omega Healthcare Investors, Inc. REIT	91	2,904
Pennsylvania Real Estate Investment Trust	26	273
Potlatch Corp. REIT	18	918
Prologis, Inc. REIT	98	6,219
PS Business Parks, Inc. REIT	8	1,068
Public Storage REIT	28	5,992
Rayonier, Inc. REIT	58	1,676
Realty Income Corp. REIT (b)	46	2,631
Regency Centers Corp. REIT	30	1,861
Sabra Health Care REIT, Inc.	18	395
Saul Centers, Inc. REIT	6	371
Senior Housing Properties Trust REIT	160	3,128
Simon Property Group, Inc. REIT	69	11,110
SL Green Realty Corp. REIT	33	3,344
Tanger Factory Outlet Centers, Inc. REIT (b)	14	342
Taubman Centers, Inc. REIT (b)	12	596
UDR, Inc. REIT	56	2,130
Universal Health Realty Income Trust REIT	6	453
Urban Edge Properties REIT	26	627
Urstadt Biddle Properties, Inc. Class A, REIT	14	304
Ventas, Inc. REIT	134	8,727
Vornado Realty Trust REIT	46	3,536
Washington Prime Group, Inc. REIT (b)	260	2,166
Weingarten Realty Investors REIT	38	1,206
Welltower, Inc. REIT	149	10,472
Weyerhaeuser Co. REIT	201	6,840

		205,452

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	116	4,394
Forestar Group, Inc. (a)	12	206
HFF, Inc. Class A	18	712
Jones Lang LaSalle, Inc.	21	2,594

		7,906

ROAD & RAIL — 0.9%
ArcBest Corp.	18	602
Avis Budget Group, Inc. (a) (b)	129	4,910
CSX Corp.	251	13,619
Genesee & Wyoming, Inc. Class A (a)	24	1,776
Heartland Express, Inc.	18	451
JB Hunt Transport Services, Inc.	30	3,332
Kansas City Southern	26	2,826
Knight-Swift Transportation Holdings, Inc. (a) (b)	26	1,080
Landstar System, Inc.	10	996
Norfolk Southern Corp.	120	15,869
Old Dominion Freight Line, Inc.	24	2,643
Ryder System, Inc.	81	6,849
Saia, Inc. (a)	10	627

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Union Pacific Corp.	268	$31,080
Werner Enterprises, Inc.	67	2,449

		89,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	16	1,292
Advanced Micro Devices, Inc. (a) (b)	79	1,007
Analog Devices, Inc.	80	6,894
Applied Materials, Inc.	196	10,210
Broadcom, Ltd.	41	9,944
Brooks Automation, Inc.	24	729
Cabot Microelectronics Corp.	8	639
CEVA, Inc. (a)	4	171
Cirrus Logic, Inc. (a)	18	960
Cohu, Inc.	10	238
Cree, Inc. (a)	24	677
Cypress Semiconductor Corp. (b)	96	1,442
Diodes, Inc. (a)	16	479
DSP Group, Inc. (a)	12	156
First Solar, Inc. (a)	118	5,414
Integrated Device Technology, Inc. (a)	12	319
Intel Corp.	2,081	79,244
KLA-Tencor Corp.	38	4,028
Kopin Corp. (a) (b)	20	83
Kulicke & Soffa Industries, Inc. (a)	32	690
Lam Research Corp.	45	8,327
Microchip Technology, Inc. (b)	52	4,669
Micron Technology, Inc. (a)	512	20,137
Microsemi Corp. (a)	24	1,236
MKS Instruments, Inc.	18	1,700
Monolithic Power Systems, Inc.	10	1,066
Nanometrics, Inc. (a)	8	230
NVIDIA Corp.	60	10,726
Power Integrations, Inc.	6	439
Qorvo, Inc. (a) (b)	30	2,120
QUALCOMM, Inc.	649	33,644
Rudolph Technologies, Inc. (a)	12	316
Semtech Corp. (a)	16	601
Silicon Laboratories, Inc. (a)	10	799
Skyworks Solutions, Inc.	28	2,853
Synaptics, Inc. (a) (b)	10	392
Teradyne, Inc.	72	2,685
Texas Instruments, Inc.	278	24,920
Veeco Instruments, Inc. (a)	23	492
Versum Materials, Inc.	30	1,165
Xilinx, Inc. (b)	74	5,241
Xperi Corp.	20	506

		248,880

SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)	24	547
Activision Blizzard, Inc.	93	5,999
Adobe Systems, Inc. (a)	51	7,608
Agilysys, Inc. (a)	10	120
ANSYS, Inc. (a)	18	2,209
Autodesk, Inc. (a)	30	3,368
Blackbaud, Inc.	6	527
Bottomline Technologies de, Inc. (a)	6	191
CA, Inc.	252	8,412

Cadence Design Systems, Inc. (a)	62	2,447
CDK Global, Inc.	16	1,009
Citrix Systems, Inc. (a)	38	2,919
CommVault Systems, Inc. (a)	6	365
Ebix, Inc.	8	522
Electronic Arts, Inc. (a)	86	10,153
Fair Isaac Corp.	8	1,124
Fortinet, Inc. (a)	26	932
Intuit, Inc.	25	3,553
Manhattan Associates, Inc. (a) (b)	6	249
Microsoft Corp.	1,434	106,819
MicroStrategy, Inc. Class A (a)	2	255
Monotype Imaging Holdings, Inc.	10	193
Oracle Corp.	1,233	59,616
Progress Software Corp.	20	763
PTC, Inc. (a)	26	1,463
Red Hat, Inc. (a)	30	3,326
salesforce.com, Inc. (a)	62	5,792
Symantec Corp.	204	6,693
Synchronoss Technologies, Inc. (a) (b)	6	56
Synopsys, Inc. (a)	36	2,899
Take-Two Interactive Software, Inc. (a)	24	2,454
TiVo Corp.	28	556
Tyler Technologies, Inc. (a)	6	1,046
VASCO Data Security International, Inc. (a)	32	386

		244,571

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	63	2,749
Abercrombie & Fitch Co. Class A	46	664
Advance Auto Parts, Inc.	14	1,389
American Eagle Outfitters, Inc.	94	1,344
Asbury Automotive Group, Inc. (a)	20	1,222
Ascena Retail Group, Inc. (a) (b)	182	446
AutoNation, Inc. (a) (b)	100	4,746
AutoZone, Inc. (a) (b)	8	4,761
Barnes & Noble Education, Inc. (a)	26	169
Barnes & Noble, Inc.	42	319
Bed Bath & Beyond, Inc. (b)	226	5,304
Best Buy Co., Inc.	408	23,240
Big 5 Sporting Goods Corp. (b)	18	138
Buckle, Inc.	14	236
Caleres, Inc.	20	610
CarMax, Inc. (a)	82	6,216
Cato Corp. Class A	12	159
Chico’s FAS, Inc. (b)	52	465
Children’s Place, Inc. (b)	12	1,418
Dick’s Sporting Goods, Inc.	60	1,621
DSW, Inc. Class A	101	2,169
Express, Inc. (a)	118	798
Finish Line, Inc. Class A (b)	20	241
Foot Locker, Inc.	44	1,550
Francesca’s Holdings Corp. (a)	36	265
GameStop Corp. Class A (b)	146	3,016
Gap, Inc. (b)	316	9,331
Genesco, Inc. (a)	30	798
Group 1 Automotive, Inc.	32	2,319
Guess?, Inc. (b)	84	1,431
Haverty Furniture Cos., Inc.	14	366
Hibbett Sports, Inc. (a)	6	86

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Home Depot, Inc.	219	$35,820
Kirkland’s, Inc. (a)	8	91
L Brands, Inc. (b)	193	8,031
Lithia Motors, Inc. Class A (b)	36	4,331
Lowe’s Cos., Inc.	228	18,226
MarineMax, Inc. (a)	26	430
Michaels Cos., Inc. (a)	85	1,825
Monro, Inc. (b)	6	336
Murphy USA, Inc. (a)	58	4,002
O’Reilly Automotive, Inc. (a)	20	4,307
Office Depot, Inc.	775	3,518
Rent-A-Center, Inc. (b)	70	804
RH (a)	20	1,406
Ross Stores, Inc.	110	7,103
Sally Beauty Holdings, Inc. (a)	71	1,390
Select Comfort Corp. (a)	12	373
Signet Jewelers, Ltd. (b)	56	3,727
Sonic Automotive, Inc. Class A (b)	40	816
Tailored Brands, Inc. (b)	72	1,040
Tiffany & Co.	26	2,386
TJX Cos., Inc.	140	10,322
Tractor Supply Co.	35	2,215
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8	1,808
Urban Outfitters, Inc. (a) (b)	133	3,179
Vitamin Shoppe, Inc. (a)	8	43
Williams-Sonoma, Inc. (b)	30	1,496
Zumiez, Inc. (a) (b)	6	109

		198,720

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	1,379	212,532
Diebold Nixdorf, Inc. (b)	28	640
Electronics For Imaging, Inc. (a)	22	939
Hewlett Packard Enterprise Co.	875	12,871
HP, Inc.	2,550	50,898
NCR Corp. (a)	66	2,476
NetApp, Inc.	118	5,164
Seagate Technology PLC (b)	237	7,861
Super Micro Computer, Inc. (a)	12	265
Western Digital Corp.	118	10,195
Xerox Corp.	321	10,686

		314,527

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	16	1,580
Coach, Inc.	102	4,109
Crocs, Inc. (a)	24	233
Deckers Outdoor Corp. (a)	12	821
Fossil Group, Inc. (a) (b)	38	355
G-III Apparel Group, Ltd. (a)	66	1,915
Hanesbrands, Inc. (b)	125	3,080
Iconix Brand Group, Inc. (a)	132	751
Michael Kors Holdings, Ltd. (a)	131	6,268
Movado Group, Inc. (b)	8	224
NIKE, Inc. Class B	285	14,777
Oxford Industries, Inc.	4	254
Perry Ellis International, Inc. (a)	12	284
PVH Corp.	30	3,782
Ralph Lauren Corp.	85	7,505

Skechers U.S.A., Inc. Class A (a)	59	1,480
Steven Madden, Ltd. (a)	14	606
Under Armour, Inc. Class A (a) (b)	16	264
Under Armour, Inc. Class C (a) (b)	16	240
Unifi, Inc. (a)	36	1,283
VF Corp.	146	9,281
Wolverine World Wide, Inc.	32	923

		60,015

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,892
Bank Mutual Corp.	32	325
BofI Holding, Inc. (a) (b)	24	683
Dime Community Bancshares, Inc.	18	387
New York Community Bancorp, Inc.	393	5,066
Northwest Bancshares, Inc. (b)	44	760
Oritani Financial Corp.	12	202
Provident Financial Services, Inc.	32	853
TrustCo Bank Corp. NY	50	445
Walker & Dunlop, Inc. (a)	42	2,198
Washington Federal, Inc.	48	1,615

		14,426

TOBACCO — 0.7%
Altria Group, Inc.	418	26,510
Philip Morris International, Inc.	335	37,188
Universal Corp.	26	1,490

		65,188

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	1,053
DXP Enterprises, Inc. (a)	14	441
Fastenal Co. (b)	82	3,738
GATX Corp. (b)	58	3,570
Kaman Corp.	10	558
MSC Industrial Direct Co., Inc. Class A	12	907
NOW, Inc. (a)	44	608
United Rentals, Inc. (a)	37	5,133
Veritiv Corp. (a)	4	130
W.W. Grainger, Inc. (b)	18	3,235
Watsco, Inc.	14	2,255

		21,628

WATER UTILITIES — 0.1%
American States Water Co.	16	788
American Water Works Co., Inc.	40	3,237
Aqua America, Inc.	60	1,991

		6,016

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	24	368
Telephone & Data Systems, Inc.	138	3,849

		4,217

TOTAL COMMON STOCKS (Cost $8,405,293)		9,534,784

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	29,001	29,001

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	25,712	$25,712

TOTAL SHORT-TERM INVESTMENTS (Cost $54,713)		54,713

TOTAL INVESTMENTS — 100.2% (Cost $8,460,006)		9,589,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(17,799)

NET ASSETS — 100.0%		$9,571,698

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$216,434	$—	$—	$216,434
Air Freight & Logistics	69,211	—	—	69,211
Airlines	104,584	—	—	104,584
Auto Components	36,657	—	—	36,657
Automobiles	157,632	—	—	157,632
Banks	822,536	—	—	822,536
Beverages	100,816	—	—	100,816
Biotechnology	183,369	—	—	183,369
Building Products	27,799	—	—	27,799
Capital Markets	297,751	—	—	297,751
Chemicals	227,773	—	—	227,773
Commercial Services & Supplies	46,031	—	—	46,031
Communications Equipment	84,641	—	—	84,641
Construction & Engineering	26,521	—	—	26,521
Construction Materials	5,282	—	—	5,282
Consumer Finance	132,207	—	—	132,207
Containers & Packaging	46,658	—	—	46,658
Distributors	14,683	—	—	14,683
Diversified Consumer Services	13,494	—	—	13,494
Diversified Financial Services	203,472	—	—	203,472
Diversified Telecommunication Services	271,653	—	—	271,653
Electric Utilities	244,963	—	—	244,963
Electrical Equipment	48,251	—	—	48,251
Electronic Equipment, Instruments & Components	102,844	—	—	102,844
Energy Equipment & Services	95,384	—	—	95,384
Equity Real Estate Investment Trusts (REITs)	7,353	—	—	7,353
Food & Staples Retailing	361,276	—	—	361,276
Food Products	164,804	—	—	164,804
Gas Utilities	20,265	—	—	20,265
Health Care Equipment & Supplies	157,009	—	—	157,009
Health Care Providers & Services	426,298	—	—	426,298
Health Care Technology	6,717	—	—	6,717
Hotels, Restaurants & Leisure	121,463	—	—	121,463
Household Durables	63,260	—	—	63,260

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$95,078	$—	$—	$95,078
Independent Power Producers & Energy Traders	23,712	—	—	23,712
Industrial Conglomerates	117,689	—	—	117,689
Insurance	542,084	—	—	542,084
Internet & Catalog Retail	83,869	—	—	83,869
Internet Software & Services	245,490	—	—	245,490
IT Services	216,536	—	—	216,536
Leisure Equipment & Products	12,443	—	—	12,443
Life Sciences Tools & Services	43,638	—	—	43,638
Machinery	193,558	—	—	193,558
Marine	2,825	—	—	2,825
Media	221,321	—	—	221,321
Metals & Mining	59,789	—	—	59,789
Multi-Utilities	110,108	—	—	110,108
Multiline Retail	102,116	—	—	102,116
Oil, Gas & Consumable Fuels	716,895	—	—	716,895
Paper & Forest Products	9,528	—	—	9,528
Personal Products	16,926	—	—	16,926
Pharmaceuticals	303,597	—	—	303,597
Professional Services	27,836	—	—	27,836
Real Estate Investment Trusts (REITs)	205,452	—	—	205,452
Real Estate Management & Development	7,906	—	—	7,906
Road & Rail	89,109	—	—	89,109
Semiconductors & Semiconductor Equipment	248,880	—	—	248,880
Software	244,571	—	—	244,571
Specialty Retail	198,720	—	—	198,720
Technology Hardware, Storage & Peripherals	314,527	—	—	314,527
Textiles, Apparel & Luxury Goods	60,015	—	—	60,015
Thrifts & Mortgage Finance	14,426	—	—	14,426
Tobacco	65,188	—	—	65,188
Trading Companies & Distributors	21,628	—	—	21,628
Water Utilities	6,016	—	—	6,016
Wireless Telecommunication Services	4,217	—	—	4,217
Short-Term Investments	54,713	—	—	54,713

TOTAL INVESTMENTS	$9,589,497	$—	$—	$9,589,497

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	144	$12,921	$—	$—	$—	$837	144	$13,758	$60
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,542	35,542	131,254	137,795	—	—	29,001	29,001	86
State Street Navigator Securities Lending Government Money Market Portfolio	35,435	35,435	44,372	54,095	—	—	25,712	25,712	174

TOTAL		$83,898	$175,626	$191,890	$—	$837		$68,471	$320

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
AAR Corp.	57	$2,153
Aerojet Rocketdyne Holdings, Inc. (a)	50	1,750
Aerovironment, Inc. (a)	31	1,678
Arconic, Inc.	104	2,588
Axon Enterprise, Inc. (a) (b)	7	159
Boeing Co.	904	229,806
Cubic Corp.	32	1,632
Curtiss-Wright Corp.	17	1,777
Engility Holdings, Inc. (a)	4	139
Esterline Technologies Corp. (a)	35	3,155
General Dynamics Corp.	404	83,054
Huntington Ingalls Industries, Inc.	30	6,793
KLX, Inc. (a)	70	3,705
L3 Technologies, Inc.	58	10,929
Lockheed Martin Corp.	186	57,714
Mercury Systems, Inc. (a)	69	3,580
Moog, Inc. Class A (a)	49	4,088
Northrop Grumman Corp.	191	54,955
Orbital ATK, Inc.	43	5,726
Raytheon Co.	268	50,003
Rockwell Collins, Inc.	192	25,096
Teledyne Technologies, Inc. (a)	39	6,208
Textron, Inc.	291	15,679
TransDigm Group, Inc. (b)	24	6,136
Triumph Group, Inc. (b)	16	476
United Technologies Corp.	621	72,086

		651,065

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	36	2,369
C.H. Robinson Worldwide, Inc. (b)	56	4,262
Expeditors International of Washington, Inc.	149	8,919
FedEx Corp.	356	80,306
Forward Air Corp.	9	515
Hub Group, Inc. Class A (a)	7	301
United Parcel Service, Inc. Class B	332	39,870

		136,542

AIRLINES — 0.9%
Alaska Air Group, Inc.	167	12,737
Allegiant Travel Co.	1	132
American Airlines Group, Inc.	667	31,676
Delta Air Lines, Inc.	1,025	49,425
Hawaiian Holdings, Inc. (a)	25	939
JetBlue Airways Corp. (a)	395	7,319
SkyWest, Inc.	84	3,688
Southwest Airlines Co.	945	52,901
United Continental Holdings, Inc. (a)	444	27,031

		185,848

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	11	193
BorgWarner, Inc.	254	13,012
Cooper Tire & Rubber Co. (b)	34	1,272
Cooper-Standard Holdings, Inc. (a)	15	1,739
Dana, Inc.	254	7,102
Delphi Automotive PLC	364	35,818
Dorman Products, Inc. (a)	39	2,793

Fox Factory Holding Corp. (a)	59	2,543
Gentex Corp.	189	3,742
Gentherm, Inc. (a)	5	186
Goodyear Tire & Rubber Co.	318	10,573
LCI Industries	21	2,433
Standard Motor Products, Inc.	20	965
Superior Industries International, Inc.	4	67

		82,438

AUTOMOBILES — 0.3%
Ford Motor Co.	857	10,258
General Motors Co.	1,096	44,256
Harley-Davidson, Inc. (b)	84	4,050
Thor Industries, Inc.	71	8,940
Winnebago Industries, Inc.	44	1,969

		69,473

BANKS — 11.0%
Ameris Bancorp.	60	2,880
Associated Banc-Corp.	232	5,626
Banc of California, Inc. (b)	15	311
BancorpSouth, Inc.	112	3,590
Bank of America Corp.	16,878	427,689
Bank of Hawaii Corp.	49	4,085
Bank of the Ozarks, Inc. (b)	157	7,544
Banner Corp.	48	2,941
BB&T Corp.	1,018	47,785
Boston Private Financial Holdings, Inc.	92	1,523
Brookline Bancorp, Inc.	166	2,573
Cathay General Bancorp	105	4,221
Central Pacific Financial Corp.	49	1,577
Chemical Financial Corp.	72	3,763
Citigroup, Inc.	4,433	322,456
Citizens Financial Group, Inc.	876	33,174
City Holding Co.	26	1,870
Columbia Banking System, Inc.	89	3,748
Comerica, Inc.	295	22,497
Commerce Bancshares, Inc.	111	6,412
Community Bank System, Inc. (b)	65	3,591
Cullen/Frost Bankers, Inc.	87	8,258
Customers Bancorp, Inc. (a)	39	1,272
CVB Financial Corp. (b)	136	3,287
East West Bancorp, Inc.	248	14,825
Fifth Third Bancorp	1,069	29,911
First BanCorp (a)	275	1,408
First Commonwealth Financial Corp.	164	2,317
First Financial Bancorp	112	2,929
First Financial Bankshares, Inc.	84	3,797
First Horizon National Corp.	257	4,922
First Midwest Bancorp, Inc.	91	2,131
FNB Corp.	355	4,981
Fulton Financial Corp.	235	4,406
Glacier Bancorp, Inc.	124	4,682
Great Western Bancorp, Inc.	81	3,344
Hancock Holding Co.	148	7,171
Hanmi Financial Corp.	48	1,486
Home BancShares, Inc.	160	4,035
Hope Bancorp, Inc.	150	2,657
Huntington Bancshares, Inc.	1,763	24,611
Independent Bank Corp.	44	3,285

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

International Bancshares Corp.	74	$2,967
JPMorgan Chase & Co.	5,742	548,418
KeyCorp	1,894	35,645
LegacyTexas Financial Group, Inc.	75	2,994
M&T Bank Corp.	236	38,005
MB Financial, Inc.	70	3,151
National Bank Holdings Corp. Class A	45	1,606
NBT Bancorp, Inc.	71	2,607
Old National Bancorp	228	4,172
PacWest Bancorp	110	5,556
People’s United Financial, Inc. (b)	376	6,821
Pinnacle Financial Partners, Inc.	73	4,887
PNC Financial Services Group, Inc.	785	105,794
Prosperity Bancshares, Inc.	93	6,113
Regions Financial Corp.	2,097	31,937
S&T Bancorp, Inc.	59	2,335
ServisFirst Bancshares, Inc. (b)	69	2,681
Signature Bank (a)	54	6,914
Simmons First National Corp. Class A	27	1,563
Southside Bancshares, Inc.	44	1,600
Sterling Bancorp	218	5,374
SunTrust Banks, Inc.	705	42,138
SVB Financial Group (a)	89	16,651
Synovus Financial Corp.	198	9,120
TCF Financial Corp.	215	3,664
Texas Capital Bancshares, Inc. (a)	85	7,293
Tompkins Financial Corp. (b)	8	689
Trustmark Corp.	92	3,047
UMB Financial Corp.	71	5,289
Umpqua Holdings Corp.	261	5,092
United Bankshares, Inc.	56	2,080
United Community Banks, Inc.	127	3,625
US Bancorp	1,894	101,499
Valley National Bancorp	344	4,145
Webster Financial Corp.	141	7,410
Wells Fargo & Co.	4,535	250,105
Westamerica Bancorporation (b)	24	1,429
Wintrust Financial Corp.	91	7,126
Zions Bancorp.	327	15,428

		2,352,541

BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a) (b)	5	781
Brown-Forman Corp. Class B	59	3,204
Coca-Cola Bottling Co. Consolidated	7	1,510
Coca-Cola Co.	2,191	98,617
Constellation Brands, Inc. Class A	173	34,505
Dr. Pepper Snapple Group, Inc.	40	3,539
Molson Coors Brewing Co. Class B	24	1,959
Monster Beverage Corp. (a)	93	5,138
PepsiCo, Inc.	939	104,633

		253,886

BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	1,186	105,388
Acorda Therapeutics, Inc. (a)	13	308
Alexion Pharmaceuticals, Inc. (a)	49	6,874
Amgen, Inc.	290	54,071
Biogen, Inc. (a)	84	26,302
Bioverativ, Inc. (a)	138	7,876

Celgene Corp. (a)	650	94,783
Eagle Pharmaceuticals, Inc. (a) (b)	16	954
Emergent BioSolutions, Inc. (a)	1	40
Enanta Pharmaceuticals, Inc. (a)	29	1,357
Gilead Sciences, Inc.	172	13,935
Incyte Corp. (a)	246	28,718
Ligand Pharmaceuticals, Inc. (a)	1	136
MiMedx Group, Inc. (a) (b)	163	1,936
Momenta Pharmaceuticals, Inc. (a)	79	1,462
Regeneron Pharmaceuticals, Inc. (a)	63	28,169
Repligen Corp. (a)	45	1,724
Spectrum Pharmaceuticals, Inc. (a)	20	281
United Therapeutics Corp. (a)	26	3,047
Vertex Pharmaceuticals, Inc. (a)	346	52,606

		429,967

BUILDING PRODUCTS — 0.3%
AAON, Inc.	53	1,827
Allegion PLC	79	6,831
American Woodmark Corp. (a)	23	2,214
AO Smith Corp.	161	9,568
Apogee Enterprises, Inc.	43	2,075
Fortune Brands Home & Security, Inc.	75	5,042
Gibraltar Industries, Inc. (a)	13	405
Griffon Corp.	20	444
Johnson Controls International PLC	452	18,211
Lennox International, Inc.	38	6,801
Masco Corp.	154	6,008
Patrick Industries, Inc. (a)	12	1,009
Quanex Building Products Corp.	44	1,010
Simpson Manufacturing Co., Inc.	33	1,618
Trex Co., Inc. (a)	52	4,684
Universal Forest Products, Inc.	1	98

		67,845

CAPITAL MARKETS — 4.4%
Affiliated Managers Group, Inc.	42	7,973
Ameriprise Financial, Inc.	221	32,821
Bank of New York Mellon Corp.	1,413	74,917
BlackRock, Inc.	125	55,886
CBOE Holdings, Inc.	164	17,651
Charles Schwab Corp.	1,939	84,812
CME Group, Inc.	432	58,614
Donnelley Financial Solutions, Inc. (a)	9	194
E*TRADE Financial Corp. (a)	452	19,712
Eaton Vance Corp.	156	7,702
Evercore, Inc. Class A	65	5,216
FactSet Research Systems, Inc. (b)	12	2,161
Federated Investors, Inc. Class B (b)	4	119
Financial Engines, Inc.	77	2,676
Franklin Resources, Inc.	435	19,362
Goldman Sachs Group, Inc.	554	131,403
Greenhill & Co., Inc. (b)	11	183
Interactive Brokers Group, Inc. Class A (b)	52	2,342
Intercontinental Exchange, Inc.	750	51,525
Invesco, Ltd.	482	16,889
Investment Technology Group, Inc.	10	221
Janus Henderson Group PLC	103	3,589
Legg Mason, Inc.	72	2,830
MarketAxess Holdings, Inc.	44	8,118

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Moody’s Corp.	139	$19,350
Morgan Stanley	2,423	116,716
MSCI, Inc.	99	11,573
Nasdaq, Inc.	45	3,491
Northern Trust Corp.	350	32,175
Piper Jaffray Cos	16	950
Raymond James Financial, Inc.	206	17,372
S&P Global, Inc.	283	44,236
SEI Investments Co.	146	8,915
State Street Corp. (c)	543	51,878
Stifel Financial Corp.	104	5,560
T Rowe Price Group, Inc.	138	12,510
Virtus Investment Partners, Inc.	10	1,160
Waddell & Reed Financial, Inc. Class A (b)	62	1,244
WisdomTree Investments, Inc. (b)	45	458

		934,504

CHEMICALS — 2.4%
A Schulman, Inc.	20	683
AdvanSix, Inc. (a)	33	1,312
Air Products & Chemicals, Inc.	124	18,751
Albemarle Corp. (b)	141	19,220
American Vanguard Corp.	40	916
Ashland Global Holdings, Inc.	69	4,512
Balchem Corp.	37	3,008
Cabot Corp.	47	2,623
CF Industries Holdings, Inc.	235	8,263
Chemours Co.	318	16,094
DowDuPont, Inc.	2,565	177,575
Eastman Chemical Co.	198	17,917
Ecolab, Inc.	195	25,079
Flotek Industries, Inc. (a)	75	349
FMC Corp.	230	20,541
Hawkins, Inc.	4	163
HB Fuller Co.	41	2,380
Ingevity Corp. (a)	73	4,560
Innophos Holdings, Inc.	11	541
Innospec, Inc.	35	2,158
International Flavors & Fragrances, Inc.	31	4,430
Koppers Holdings, Inc. (a)	17	784
Kraton Corp. (a)	40	1,618
LSB Industries, Inc. (a) (b)	20	159
LyondellBasell Industries NV Class A	272	26,942
Minerals Technologies, Inc.	26	1,837
Monsanto Co.	327	39,181
Mosaic Co.	46	993
NewMarket Corp.	7	2,980
Olin Corp.	272	9,316
PolyOne Corp.	67	2,682
PPG Industries, Inc.	146	15,864
Praxair, Inc.	238	33,258
Quaker Chemical Corp.	27	3,995
Rayonier Advanced Materials, Inc.	71	973
RPM International, Inc.	53	2,721
Scotts Miracle-Gro Co.	49	4,770
Sensient Technologies Corp.	29	2,231
Sherwin-Williams Co.	82	29,359
Stepan Co.	31	2,593
Tredegar Corp.	39	702

Valvoline, Inc.	90	2,110

		516,143

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	42	1,752
Brady Corp. Class A	27	1,025
Brink’s Co.	77	6,487
Cintas Corp.	87	12,552
Clean Harbors, Inc. (a)	44	2,495
Copart, Inc. (a)	243	8,352
Deluxe Corp.	23	1,678
Healthcare Services Group, Inc.	91	4,911
Herman Miller, Inc.	39	1,400
HNI Corp.	17	705
Interface, Inc.	41	898
LSC Communications, Inc.	9	149
Matthews International Corp. Class A	13	809
Mobile Mini, Inc.	5	172
MSA Safety, Inc.	55	4,373
Multi-Color Corp.	12	983
Pitney Bowes, Inc.	45	630
Republic Services, Inc.	292	19,290
Rollins, Inc. (b)	151	6,967
RR Donnelley & Sons Co. (b)	27	278
Stericycle, Inc. (a)	11	788
Team, Inc. (a) (b)	4	53
Tetra Tech, Inc.	91	4,236
UniFirst Corp.	19	2,879
US Ecology, Inc.	7	377
Viad Corp.	30	1,827
Waste Management, Inc.	339	26,534

		112,600

COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	23	552
Applied Optoelectronics, Inc. (a) (b)	30	1,940
ARRIS International PLC (a)	74	2,108
Black Box Corp.	4	13
Brocade Communications Systems, Inc.	549	6,560
CalAmp Corp. (a)	55	1,279
Ciena Corp. (a)	195	4,284
Cisco Systems, Inc.	2,411	81,082
F5 Networks, Inc. (a)	26	3,135
Harmonic, Inc. (a) (b)	171	522
Harris Corp.	155	20,410
InterDigital, Inc.	60	4,425
Juniper Networks, Inc.	428	11,911
Lumentum Holdings, Inc. (a) (b)	97	5,272
Motorola Solutions, Inc.	208	17,653
NETGEAR, Inc. (a)	1	48
NetScout Systems, Inc. (a)	106	3,429
Oclaro, Inc. (a) (b)	217	1,873
Plantronics, Inc.	22	973
ViaSat, Inc. (a) (b)	3	193
Viavi Solutions, Inc. (a)	350	3,311

		170,973

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	20	736
Aegion Corp. (a)	44	1,024
Comfort Systems USA, Inc.	47	1,678

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Dycom Industries, Inc. (a) (b)	7	$601
EMCOR Group, Inc.	55	3,816
Fluor Corp.	19	800
Granite Construction, Inc.	25	1,449
Jacobs Engineering Group, Inc.	48	2,797
KBR, Inc.	92	1,645
MYR Group, Inc. (a)	35	1,020
Orion Group Holdings, Inc. (a)	12	79
Quanta Services, Inc. (a)	188	7,025
Valmont Industries, Inc.	13	2,055

		24,725

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	32	3,414
Martin Marietta Materials, Inc.	41	8,456
US Concrete, Inc. (a) (b)	4	305
Vulcan Materials Co.	52	6,219

		18,394

CONSUMER FINANCE — 0.9%
American Express Co.	1,000	90,460
Capital One Financial Corp.	572	48,425
Discover Financial Services	283	18,248
Encore Capital Group, Inc. (a)	46	2,038
Enova International, Inc. (a)	17	229
Firstcash, Inc.	43	2,715
Green Dot Corp. Class A (a)	77	3,818
Navient Corp.	328	4,927
PRA Group, Inc. (a) (b)	67	1,919
SLM Corp. (a)	742	8,511
Synchrony Financial	502	15,587
World Acceptance Corp. (a)	15	1,243

		198,120

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	47	4,056
Avery Dennison Corp.	74	7,277
Ball Corp.	384	15,859
Bemis Co., Inc.	24	1,094
Greif, Inc. Class A (b)	53	3,103
International Paper Co.	525	29,830
Myers Industries, Inc.	40	838
Owens-Illinois, Inc. (a)	207	5,208
Packaging Corp. of America	154	17,661
Sealed Air Corp.	65	2,777
Silgan Holdings, Inc.	69	2,031
Sonoco Products Co.	48	2,422
WestRock Co.	380	21,557

		113,713

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	13	418
Genuine Parts Co.	32	3,061
LKQ Corp. (a)	74	2,663
Pool Corp.	34	3,678

		9,820

DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc.	97	3,477
American Public Education, Inc. (a)	4	84
Capella Education Co.	20	1,403

Career Education Corp. (a)	110	1,143
Graham Holdings Co. Class B	5	2,925
H&R Block, Inc. (b)	300	7,944
Regis Corp. (a)	36	514
Service Corp. International	229	7,900
Sotheby’s (a)	78	3,597
Strayer Education, Inc.	17	1,484

		30,471

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	1,777	325,759
Leucadia National Corp.	487	12,297

		338,056

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	809	31,688
ATN International, Inc.	8	422
CenturyLink, Inc. (b)	24	454
Cincinnati Bell, Inc. (a)	6	119
Cogent Communications Holdings, Inc. (b)	13	636
Consolidated Communications Holdings, Inc.	11	210
Frontier Communications Corp. (b)	17	200
General Communication, Inc. Class A (a)	40	1,631
Iridium Communications, Inc. (a) (b)	100	1,030
Level 3 Communications, Inc. (a)	244	13,003
Verizon Communications, Inc.	179	8,859

		58,252

ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	43	3,323
Alliant Energy Corp.	90	3,741
American Electric Power Co., Inc.	235	16,506
Duke Energy Corp.	271	22,742
Edison International	157	12,116
El Paso Electric Co.	33	1,823
Entergy Corp.	55	4,200
Eversource Energy	181	10,940
Exelon Corp.	284	10,698
FirstEnergy Corp.	59	1,819
Great Plains Energy, Inc.	85	2,576
Hawaiian Electric Industries, Inc.	72	2,403
IDACORP, Inc.	29	2,550
NextEra Energy, Inc.	349	51,146
OGE Energy Corp.	131	4,720
PG&E Corp.	291	19,814
Pinnacle West Capital Corp.	73	6,173
PNM Resources, Inc.	78	3,143
PPL Corp.	389	14,763
Southern Co.	218	10,713
Westar Energy, Inc.	56	2,778
Xcel Energy, Inc.	289	13,675

		222,362

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	1	171
AMETEK, Inc.	293	19,350
AZZ, Inc.	12	584
Eaton Corp. PLC	569	43,693
Emerson Electric Co.	420	26,393
Encore Wire Corp.	8	358

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

EnerSys	40	$2,767
General Cable Corp.	49	924
Hubbell, Inc.	31	3,597
Powell Industries, Inc.	8	240
Regal Beloit Corp.	65	5,135
Rockwell Automation, Inc.	196	34,929

		138,141

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	362	30,640
Anixter International, Inc. (a)	36	3,060
Arrow Electronics, Inc. (a)	81	6,513
Avnet, Inc.	38	1,493
Badger Meter, Inc.	16	784
Bel Fuse, Inc. Class B	4	125
Belden, Inc.	20	1,611
Benchmark Electronics, Inc. (a)	79	2,698
Cognex Corp.	148	16,321
Coherent, Inc. (a)	41	9,642
Corning, Inc.	1,331	39,823
CTS Corp.	16	386
Daktronics, Inc.	8	84
Electro Scientific Industries, Inc. (a)	4	56
ePlus, Inc. (a)	23	2,126
Fabrinet (a)	52	1,927
FARO Technologies, Inc. (a)	31	1,186
FLIR Systems, Inc.	78	3,035
II-VI, Inc. (a)	104	4,280
Insight Enterprises, Inc. (a)	53	2,434
IPG Photonics Corp. (a)	66	12,214
Itron, Inc. (a)	53	4,105
Jabil, Inc.	276	7,880
Keysight Technologies, Inc. (a)	253	10,540
Knowles Corp. (a)	135	2,061
Littelfuse, Inc.	33	6,464
Methode Electronics, Inc.	37	1,567
MTS Systems Corp. (b)	4	214
National Instruments Corp.	169	7,127
OSI Systems, Inc. (a)	27	2,467
Plexus Corp. (a)	28	1,570
Rogers Corp. (a)	24	3,199
Sanmina Corp. (a)	127	4,718
SYNNEX Corp.	29	3,669
TE Connectivity, Ltd.	482	40,035
Tech Data Corp. (a)	51	4,531
Trimble, Inc. (a)	373	14,640
TTM Technologies, Inc. (a)	157	2,413
VeriFone Systems, Inc. (a)	5	101
Vishay Intertechnology, Inc. (b)	192	3,610
Zebra Technologies Corp. Class A (a)	91	9,881

		271,230

ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	119	1,493
Atwood Oceanics, Inc. (a) (b)	7	66
Baker Hughes a GE Co.	354	12,964
CARBO Ceramics, Inc. (a) (b)	24	207
Diamond Offshore Drilling, Inc. (a) (b)	3	44
Ensco PLC Class A (b)	31	185

Era Group, Inc. (a)	4	45
Exterran Corp. (a)	48	1,517
Geospace Technologies Corp. (a)	3	53
Gulf Island Fabrication, Inc.	4	51
Halliburton Co.	266	12,244
Helix Energy Solutions Group, Inc. (a)	5	37
Helmerich & Payne, Inc. (b)	33	1,720
Matrix Service Co. (a)	4	61
McDermott International, Inc. (a)	411	2,988
Nabors Industries, Ltd.	63	508
National Oilwell Varco, Inc. (b)	150	5,360
Newpark Resources, Inc. (a)	151	1,510
Noble Corp. PLC (a) (b)	11	51
Oil States International, Inc. (a)	7	177
Patterson-UTI Energy, Inc.	80	1,675
Pioneer Energy Services Corp. (a)	139	354
Rowan Cos. PLC Class A (a) (b)	5	64
Schlumberger, Ltd.	61	4,255
SEACOR Holdings, Inc. (a)	4	184
Superior Energy Services, Inc. (a)	7	75
TechnipFMC PLC (a)	266	7,427
TETRA Technologies, Inc. (a)	144	412
Transocean, Ltd. (a) (b)	17	183
Unit Corp. (a)	93	1,914
US Silica Holdings, Inc. (b)	29	901

		58,725

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Alexander & Baldwin, Inc.	39	1,807
CoreCivic, Inc. REIT	26	696
Cousins Properties, Inc. REIT	485	4,530
JBG SMITH Properties REIT (a)	33	1,129
Parkway, Inc. REIT.	31	714
Quality Care Properties, Inc. REIT (a)	20	310
Uniti Group, Inc. REIT (a) (b)	21	307

		9,493

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	6	206
Casey’s General Stores, Inc. (b)	7	766
Costco Wholesale Corp.	135	22,179
CVS Health Corp.	134	10,897
Kroger Co.	45	903
SpartanNash Co.	5	132
Sprouts Farmers Market, Inc. (a)	5	94
SUPERVALU, Inc. (a)	35	761
Sysco Corp.	151	8,147
United Natural Foods, Inc. (a)	2	83
Wal-Mart Stores, Inc.	838	65,481
Walgreens Boots Alliance, Inc.	283	21,853

		131,502

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	125	5,314
B&G Foods, Inc. (b)	15	478
Bob Evans Farms, Inc.	28	2,170
Cal-Maine Foods, Inc. (a) (b)	5	206
Calavo Growers, Inc. (b)	8	586
Campbell Soup Co.	25	1,170
Conagra Brands, Inc.	124	4,184

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Darling Ingredients, Inc. (a)	36	$631
Dean Foods Co.	75	816
Flowers Foods, Inc. (b)	41	771
General Mills, Inc.	25	1,294
Hain Celestial Group, Inc. (a) (b)	13	535
Hershey Co.	43	4,694
Hormel Foods Corp. (b)	59	1,896
Ingredion, Inc.	9	1,086
J&J Snack Foods Corp.	10	1,313
J.M. Smucker Co.	5	525
John B Sanfilippo & Son, Inc.	17	1,144
Kellogg Co.	33	2,058
Kraft Heinz Co.	235	18,224
Lamb Weston Holdings, Inc.	199	9,331
Lancaster Colony Corp.	4	480
McCormick & Co., Inc.	35	3,592
Mondelez International, Inc. Class A	466	18,948
Post Holdings, Inc. (a) (b)	9	794
Sanderson Farms, Inc. (b)	31	5,007
Seneca Foods Corp. Class A (a)	12	414
Snyder’s-Lance, Inc. (b)	34	1,297
Tootsie Roll Industries, Inc. (b)	12	456
TreeHouse Foods, Inc. (a) (b)	5	339
Tyson Foods, Inc. Class A	37	2,607

		92,360

GAS UTILITIES — 0.1%
Atmos Energy Corp.	52	4,360
National Fuel Gas Co.	41	2,321
New Jersey Resources Corp.	61	2,571
Northwest Natural Gas Co.	6	386
ONE Gas, Inc.	41	3,019
South Jersey Industries, Inc.	52	1,796
Southwest Gas Holdings, Inc.	15	1,164
Spire, Inc.	17	1,269
UGI Corp.	114	5,342
WGL Holdings, Inc.	60	5,052

		27,280

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abaxis, Inc.	24	1,072
Abbott Laboratories	1,141	60,884
ABIOMED, Inc. (a)	52	8,767
Align Technology, Inc. (a)	124	23,097
Analogic Corp.	7	586
AngioDynamics, Inc. (a)	11	188
Baxter International, Inc.	639	40,097
Becton Dickinson and Co.	169	33,116
Boston Scientific Corp. (a)	1,141	33,283
C.R. Bard, Inc.	111	35,575
Cantel Medical Corp.	36	3,390
CONMED Corp.	32	1,679
Cooper Cos., Inc.	63	14,938
CryoLife, Inc. (a)	36	817
Danaher Corp.	295	25,305
DENTSPLY SIRONA, Inc.	91	5,443
Edwards Lifesciences Corp. (a)	83	9,073
Globus Medical, Inc. Class A (a) (b)	111	3,299
Haemonetics Corp. (a)	65	2,917
Halyard Health, Inc. (a)	57	2,567

Heska Corp. (a)	11	969
Hill-Rom Holdings, Inc.	96	7,104
Hologic, Inc. (a)	258	9,466
ICU Medical, Inc. (a)	20	3,717
IDEXX Laboratories, Inc. (a)	150	23,323
Inogen, Inc. (a)	31	2,948
Integer Holdings Corp. (a)	52	2,660
Integra LifeSciences Holdings Corp. (a)	81	4,089
Intuitive Surgical, Inc. (a)	51	53,340
LeMaitre Vascular, Inc.	31	1,160
LivaNova PLC (a)	43	3,013
Masimo Corp. (a)	85	7,358
Medtronic PLC	540	41,996
Meridian Bioscience, Inc.	20	286
Merit Medical Systems, Inc. (a)	72	3,049
Natus Medical, Inc. (a)	7	262
Neogen Corp. (a)	55	4,260
NuVasive, Inc. (a)	71	3,938
OraSure Technologies, Inc. (a)	108	2,430
ResMed, Inc.	118	9,081
STERIS PLC	71	6,276
Stryker Corp.	354	50,275
Surmodics, Inc. (a)	20	620
Teleflex, Inc.	37	8,953
Varex Imaging Corp. (a)	28	948
Varian Medical Systems, Inc. (a)	117	11,707
West Pharmaceutical Services, Inc.	75	7,219
Zimmer Biomet Holdings, Inc.	63	7,377

		583,917

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	451	71,714
Almost Family, Inc. (a)	4	215
Amedisys, Inc. (a)	30	1,679
AmerisourceBergen Corp.	124	10,261
AMN Healthcare Services, Inc. (a)	11	503
Anthem, Inc.	430	81,648
BioTelemetry, Inc. (a)	48	1,584
Cardinal Health, Inc.	69	4,617
Centene Corp. (a)	129	12,483
Chemed Corp. (b)	25	5,051
Cigna Corp.	325	60,755
Community Health Systems, Inc. (a) (b)	16	123
Cross Country Healthcare, Inc. (a)	4	57
DaVita, Inc. (a)	7	416
Ensign Group, Inc.	2	45
Envision Healthcare Corp. (a)	17	764
Express Scripts Holding Co. (a)	78	4,939
HCA Healthcare, Inc. (a)	213	16,953
HealthEquity, Inc. (a) (b)	79	3,996
HealthSouth Corp.	75	3,476
Henry Schein, Inc. (a)	63	5,165
Humana, Inc.	209	50,919
Kindred Healthcare, Inc.	29	197
Laboratory Corp. of America Holdings (a)	67	10,115
Landauer, Inc.	8	538
LHC Group, Inc. (a)	33	2,340
LifePoint Health, Inc. (a)	37	2,142
Magellan Health, Inc. (a)	3	259
McKesson Corp.	28	4,301

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MEDNAX, Inc. (a)	15	$647
Molina Healthcare, Inc. (a) (b)	47	3,232
Owens & Minor, Inc.	27	788
Patterson Cos., Inc. (b)	35	1,353
PharMerica Corp. (a)	13	381
Quest Diagnostics, Inc.	186	17,417
Quorum Health Corp. (a)	3	16
Select Medical Holdings Corp. (a)	159	3,053
Tenet Healthcare Corp. (a) (b)	4	66
Tivity Health, Inc. (a) (b)	52	2,122
UnitedHealth Group, Inc.	1,319	258,326
Universal Health Services, Inc. Class B	13	1,442
US Physical Therapy, Inc.	17	1,045
WellCare Health Plans, Inc. (a)	76	13,052

		660,195

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	24	342
Cerner Corp. (a)	168	11,982
Computer Programs & Systems, Inc. (b)	4	118
HealthStream, Inc. (a)	32	748
HMS Holdings Corp. (a)	18	357
Medidata Solutions, Inc. (a)	95	7,416
Omnicell, Inc. (a)	24	1,225
Quality Systems, Inc. (a)	47	739

		22,927

HOTELS, RESTAURANTS & LEISURE — 2.3%
Belmond, Ltd. Class A (a)	70	956
BJ’s Restaurants, Inc. (a)	1	30
Boyd Gaming Corp.	84	2,188
Brinker International, Inc. (b)	15	478
Buffalo Wild Wings, Inc. (a)	1	106
Carnival Corp.	642	41,454
Cheesecake Factory, Inc. (b)	14	590
Chipotle Mexican Grill, Inc. (a) (b)	9	2,770
Churchill Downs, Inc.	21	4,330
Cracker Barrel Old Country Store, Inc. (b)	16	2,426
Darden Restaurants, Inc.	202	15,914
Dave & Buster’s Entertainment, Inc. (a)	64	3,359
DineEquity, Inc. (b)	3	129
Domino’s Pizza, Inc.	77	15,288
Dunkin’ Brands Group, Inc.	92	4,883
Hilton Worldwide Holdings, Inc.	278	19,307
ILG, Inc.	170	4,544
International Speedway Corp. Class A	24	864
Jack in the Box, Inc.	22	2,242
Marcus Corp.	39	1,080
Marriott International, Inc. Class A	477	52,594
Marriott Vacations Worldwide Corp.	41	5,106
McDonald’s Corp.	1,108	173,601
Papa John’s International, Inc.	8	585
Penn National Gaming, Inc. (a)	129	3,017
Red Robin Gourmet Burgers, Inc. (a)	22	1,474
Royal Caribbean Cruises, Ltd.	298	35,325
Ruby Tuesday, Inc. (a)	4	9
Ruth’s Hospitality Group, Inc.	48	1,006
Scientific Games Corp. Class A (a)	80	3,668
Sonic Corp. (b)	13	331
Starbucks Corp.	571	30,668

Texas Roadhouse, Inc.	36	1,769
Wendy’s Co.	327	5,078
Wingstop, Inc.	37	1,230
Wyndham Worldwide Corp.	160	16,866
Wynn Resorts, Ltd.	118	17,573
Yum! Brands, Inc.	276	20,316

		493,154

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc. (b)	23	842
Cavco Industries, Inc. (a)	12	1,771
D.R. Horton, Inc.	192	7,667
Ethan Allen Interiors, Inc.	16	518
Garmin, Ltd. (b)	35	1,889
Helen of Troy, Ltd. (a)	5	485
Installed Building Products, Inc. (a)	33	2,138
iRobot Corp. (a) (b)	49	3,776
KB Home.	134	3,232
La-Z-Boy, Inc.	15	404
Leggett & Platt, Inc.	40	1,909
Lennar Corp. Class A	174	9,187
M/I Homes, Inc. (a)	32	855
MDC Holdings, Inc.	62	2,059
Meritage Homes Corp. (a)	19	844
Mohawk Industries, Inc. (a)	53	13,118
Newell Brands, Inc.	233	9,942
NVR, Inc. (a)	6	17,130
PulteGroup, Inc.	261	7,133
Tempur Sealy International, Inc. (a)	8	516
Toll Brothers, Inc.	234	9,704
TopBuild Corp. (a)	53	3,454
Tupperware Brands Corp.	33	2,040
Universal Electronics, Inc. (a) (b)	3	190
Whirlpool Corp.	29	5,349
William Lyon Homes Class A (a)	51	1,173

		107,325

HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. Class A (a)	56	2,083
Church & Dwight Co., Inc.	147	7,122
Clorox Co.	51	6,727
Colgate-Palmolive Co.	349	25,425
Energizer Holdings, Inc.	14	645
Kimberly-Clark Corp.	139	16,358
Procter & Gamble Co.	1,233	112,178
WD-40 Co. (b)	6	671

		171,209

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	143	1,576
NRG Energy, Inc.	371	9,494

		11,070

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	603	126,570
Carlisle Cos., Inc.	20	2,006
General Electric Co.	1,145	27,686
Honeywell International, Inc.	702	99,502
Raven Industries, Inc.	61	1,976
Roper Technologies, Inc.	148	36,023

		293,763

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

INSURANCE — 3.7%
Aflac, Inc.	261	$21,243
Alleghany Corp. (a)	10	5,540
Allstate Corp.	495	45,495
American Equity Investment Life Holding Co.	151	4,391
American Financial Group, Inc.	111	11,483
American International Group, Inc.	834	51,199
AMERISAFE, Inc.	20	1,164
Aon PLC	302	44,122
Arthur J Gallagher & Co.	181	11,141
Aspen Insurance Holdings, Ltd.	35	1,414
Assurant, Inc.	70	6,686
Brighthouse Financial, Inc. (a)	133	8,086
Brown & Brown, Inc.	115	5,542
Chubb, Ltd.	471	67,141
Cincinnati Financial Corp.	46	3,522
CNO Financial Group, Inc.	198	4,621
eHealth, Inc. (a)	24	573
Employers Holdings, Inc.	53	2,409
Everest Re Group, Ltd.	60	13,703
First American Financial Corp.	83	4,147
Genworth Financial, Inc. Class A (a)	678	2,610
Hanover Insurance Group, Inc.	30	2,908
Hartford Financial Services Group, Inc.	499	27,660
Horace Mann Educators Corp.	56	2,204
Infinity Property & Casualty Corp.	4	377
Kemper Corp.	41	2,173
Lincoln National Corp.	388	28,510
Loews Corp.	231	11,056
Maiden Holdings, Ltd.	115	914
Marsh & McLennan Cos., Inc.	565	47,353
Mercury General Corp. (b)	14	794
MetLife, Inc.	1,468	76,263
Navigators Group, Inc.	29	1,692
Old Republic International Corp.	119	2,343
Primerica, Inc.	76	6,198
Principal Financial Group, Inc.	414	26,637
ProAssurance Corp.	81	4,427
Progressive Corp.	840	40,673
Prudential Financial, Inc.	696	73,999
Reinsurance Group of America, Inc.	92	12,837
RenaissanceRe Holdings, Ltd.	41	5,541
RLI Corp.	2	115
Safety Insurance Group, Inc.	8	610
Selective Insurance Group, Inc.	75	4,039
Stewart Information Services Corp.	28	1,057
Torchmark Corp.	128	10,252
Travelers Cos., Inc.	184	22,544
United Fire Group, Inc.	3	137
Universal Insurance Holdings, Inc.	55	1,265
Unum Group.	356	18,202
Willis Towers Watson PLC	136	20,975
WR Berkley Corp.	106	7,074
XL Group, Ltd.	311	12,269

		789,330

INTERNET & CATALOG RETAIL — 3.7%
Amazon.com, Inc. (a)	509	489,327
Expedia, Inc. (b)	155	22,311

FTD Cos., Inc. (a)	36	470
HSN, Inc.	4	156
Netflix, Inc. (a)	741	134,380
Nutrisystem, Inc.	61	3,410
PetMed Express, Inc. (b)	47	1,558
Priceline Group, Inc. (a)	71	129,988
TripAdvisor, Inc. (a) (b)	25	1,013

		782,613

INTERNET SOFTWARE & SERVICES — 5.0%
Akamai Technologies, Inc. (a)	53	2,582
Alphabet, Inc. Class A (a)	276	268,747
Alphabet, Inc. Class C (a)	305	292,529
Blucora, Inc. (a)	68	1,720
Cars.com, Inc. (a) (b)	47	1,251
DHI Group, Inc. (a)	4	10
eBay, Inc. (a)	750	28,845
Facebook, Inc. Class A (a)	2,611	446,142
j2 Global, Inc. (b)	65	4,802
Liquidity Services, Inc. (a)	3	18
LivePerson, Inc. (a)	76	1,030
LogMeIn, Inc.	62	6,823
NIC, Inc.	59	1,012
Shutterstock, Inc. (a)	4	133
Stamps.com, Inc. (a)	25	5,066
VeriSign, Inc. (a) (b)	50	5,319
XO Group, Inc. (a)	4	79

		1,066,108

IT SERVICES — 4.0%
Accenture PLC Class A	462	62,402
Acxiom Corp. (a)	84	2,070
Alliance Data Systems Corp.	36	7,976
Automatic Data Processing, Inc.	410	44,821
Broadridge Financial Solutions, Inc.	97	7,840
CACI International, Inc. Class A (a)	27	3,762
Cardtronics PLC Class A (a)	2	46
Cognizant Technology Solutions Corp. Class A	491	35,617
Convergys Corp.	28	725
CoreLogic, Inc. (a)	59	2,727
CSG Systems International, Inc.	1	40
CSRA, Inc.	154	4,970
DST Systems, Inc.	14	768
DXC Technology Co.	487	41,824
ExlService Holdings, Inc. (a)	25	1,458
Fidelity National Information Services, Inc.	217	20,266
Fiserv, Inc. (a)	140	18,054
Gartner, Inc. (a)	105	13,063
Global Payments, Inc.	167	15,870
International Business Machines Corp.	262	38,011
Jack Henry & Associates, Inc.	64	6,579
Leidos Holdings, Inc.	219	12,969
Mastercard, Inc. Class A	1,192	168,310
MAXIMUS, Inc.	37	2,386
Paychex, Inc.	98	5,876
PayPal Holdings, Inc. (a)	1,740	111,412
Perficient, Inc. (a)	36	708
Science Applications International Corp.	36	2,407
Sykes Enterprises, Inc. (a)	8	233

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

TeleTech Holdings, Inc.	4	$167
Teradata Corp. (a) (b)	63	2,129
Total System Services, Inc.	138	9,039
Virtusa Corp. (a)	1	38
Visa, Inc. Class A (b)	2,011	211,638
Western Union Co.	147	2,822
WEX, Inc. (a)	19	2,132

		861,155

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	124	6,940
Callaway Golf Co.	28	404
Hasbro, Inc.	163	15,920
Mattel, Inc. (b)	15	232
Polaris Industries, Inc. (b)	15	1,570
Sturm Ruger & Co., Inc.	1	52
Vista Outdoor, Inc. (a) (b)	2	46

		25,164

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	381	24,460
Bio-Rad Laboratories, Inc. Class A (a)	34	7,555
Bio-Techne Corp.	17	2,055
Cambrex Corp. (a)	21	1,155
Charles River Laboratories International, Inc. (a)	31	3,349
Illumina, Inc. (a)	70	13,944
INC Research Holdings, Inc. Class A (a)	74	3,870
Mettler-Toledo International, Inc. (a)	40	25,046
PAREXEL International Corp. (a)	69	6,078
PerkinElmer, Inc.	111	7,656
Thermo Fisher Scientific, Inc.	264	49,949
Waters Corp. (a)	67	12,028

		157,145

MACHINERY — 2.8%
AGCO Corp.	102	7,525
Alamo Group, Inc.	14	1,503
Albany International Corp. Class A	24	1,378
Astec Industries, Inc.	4	224
Barnes Group, Inc.	76	5,353
Briggs & Stratton Corp.	21	494
Caterpillar, Inc. (b)	801	99,893
Chart Industries, Inc. (a)	26	1,020
CIRCOR International, Inc.	5	272
Crane Co.	65	5,199
Cummins, Inc.	224	37,639
Deere & Co.	549	68,949
Donaldson Co., Inc.	168	7,718
Dover Corp.	130	11,881
EnPro Industries, Inc.	36	2,899
ESCO Technologies, Inc.	32	1,918
Federal Signal Corp.	82	1,745
Flowserve Corp.	28	1,193
Fortive Corp.	410	29,024
Franklin Electric Co., Inc.	22	987
Graco, Inc.	90	11,132
Greenbrier Cos., Inc. (b)	52	2,504
Harsco Corp. (a)	136	2,842
Hillenbrand, Inc.	71	2,758
IDEX Corp.	97	11,783

Illinois Tool Works, Inc.	392	58,000
Ingersoll-Rand PLC	370	32,993
ITT, Inc.	113	5,003
John Bean Technologies Corp.	51	5,156
Kennametal, Inc.	140	5,648
Lincoln Electric Holdings, Inc.	96	8,801
Lindsay Corp.	12	1,103
Lydall, Inc. (a)	20	1,146
Mueller Industries, Inc.	43	1,503
Nordson Corp.	78	9,243
Oshkosh Corp.	95	7,841
PACCAR, Inc.	290	20,979
Parker-Hannifin Corp.	206	36,054
Pentair PLC	101	6,864
Proto Labs, Inc. (a)	30	2,409
Snap-on, Inc. (b)	24	3,576
SPX Corp. (a)	68	1,995
SPX FLOW, Inc. (a)	61	2,352
Standex International Corp.	12	1,274
Stanley Black & Decker, Inc.	141	21,287
Tennant Co.	15	993
Terex Corp.	143	6,438
Timken Co.	88	4,272
Titan International, Inc.	95	964
Toro Co.	174	10,798
Trinity Industries, Inc.	167	5,327
Wabash National Corp.	92	2,099
Wabtec Corp. (b)	117	8,863
Watts Water Technologies, Inc. Class A	11	761
Woodward, Inc.	46	3,570
Xylem, Inc.	166	10,397

		605,542

MARINE — 0.0% (d)
Kirby Corp. (a)	59	3,891
Matson, Inc.	5	141

		4,032

MEDIA — 2.8%
AMC Networks, Inc. Class A (a)	13	760
Cable One, Inc.	7	5,055
CBS Corp. Class B	436	25,288
Charter Communications, Inc. Class A (a)	310	112,660
Cinemark Holdings, Inc.	60	2,173
Comcast Corp. Class A	4,357	167,657
Discovery Communications, Inc. Class A (a)	60	1,277
Discovery Communications, Inc. Class C (a)	80	1,621
DISH Network Corp. Class A (a)	209	11,334
EW Scripps Co. Class A (a)	27	516
Gannett Co., Inc.	13	117
Interpublic Group of Cos., Inc.	260	5,405
John Wiley & Sons, Inc. Class A	25	1,338
Live Nation Entertainment, Inc. (a)	171	7,447
Meredith Corp. (b)	30	1,665
New York Times Co. Class A	189	3,704
News Corp. Class A	235	3,116
Omnicom Group, Inc.	92	6,815
Scholastic Corp.	24	893
Scripps Networks Interactive, Inc. Class A	46	3,951
TEGNA, Inc.	140	1,866

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Time Warner, Inc.	1,063	$108,904
Time, Inc.	13	176
Twenty-First Century Fox, Inc. Class A	600	15,828
Twenty-First Century Fox, Inc. Class B	191	4,926
Viacom, Inc. Class B.	15	418
Walt Disney Co.	1,018	100,344
World Wrestling Entertainment, Inc. Class A	55	1,295

		596,549

METALS & MINING — 0.2%
AK Steel Holding Corp. (a) (b)	97	542
Allegheny Technologies, Inc. (b)	61	1,458
Carpenter Technology Corp. (b)	19	913
Century Aluminum Co. (a)	81	1,343
Commercial Metals Co.	129	2,455
Compass Minerals International, Inc. (b)	4	260
Freeport-McMoRan, Inc. (a)	307	4,310
Kaiser Aluminum Corp.	13	1,341
Materion Corp.	36	1,553
Newmont Mining Corp.	23	863
Nucor Corp.	210	11,768
Reliance Steel & Aluminum Co.	16	1,219
Royal Gold, Inc.	14	1,205
Steel Dynamics, Inc.	348	11,996
SunCoke Energy, Inc. (a)	3	27
TimkenSteel Corp. (a) (b)	21	346
United States Steel Corp. (b)	8	205
Worthington Industries, Inc.	48	2,208

		44,012

MULTI-UTILITIES — 0.5%
Ameren Corp.	138	7,982
Avista Corp.	20	1,035
Black Hills Corp. (b)	35	2,411
CenterPoint Energy, Inc.	435	12,706
CMS Energy Corp.	135	6,253
Consolidated Edison, Inc.	147	11,860
Dominion Energy, Inc.	248	19,079
DTE Energy Co.	134	14,386
MDU Resources Group, Inc.	146	3,789
NiSource, Inc.	127	3,250
NorthWestern Corp.	17	968
Public Service Enterprise Group, Inc.	161	7,446
SCANA Corp.	19	921
Sempra Energy	99	11,299
Vectren Corp.	69	4,538
WEC Energy Group, Inc.	97	6,090

		114,013

MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	17	911
Dollar General Corp.	11	892
Dollar Tree, Inc. (a)	10	868
Fred’s, Inc. Class A (b)	28	180
JC Penney Co., Inc. (a) (b)	13	49
Kohl’s Corp.	52	2,374
Macy’s, Inc. (b)	13	284
Nordstrom, Inc. (b)	73	3,442
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	89	4,130
Target Corp.	24	1,416

		14,546

OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Corp.	25	1,221
Andeavor	192	19,805
Apache Corp. (b)	84	3,847
Bill Barrett Corp. (a)	76	326
Cabot Oil & Gas Corp.	193	5,163
Carrizo Oil & Gas, Inc. (a) (b)	3	51
Chesapeake Energy Corp. (a) (b)	33	142
Chevron Corp.	921	108,218
Cimarex Energy Co.	4	455
Cloud Peak Energy, Inc. (a)	59	216
Concho Resources, Inc. (a) (b)	45	5,927
ConocoPhillips	814	40,741
CONSOL Energy, Inc. (a)	9	152
Denbury Resources, Inc. (a) (b)	17	23
Devon Energy Corp.	69	2,533
Energen Corp. (a)	47	2,570
EOG Resources, Inc.	380	36,761
EQT Corp. (b)	8	522
Exxon Mobil Corp.	929	76,159
Green Plains, Inc.	9	181
Gulfport Energy Corp. (a)	61	875
Hess Corp.	12	563
HollyFrontier Corp.	132	4,748
Kinder Morgan, Inc.	589	11,297
Marathon Oil Corp.	112	1,519
Marathon Petroleum Corp.	750	42,060
Murphy Oil Corp. (b)	58	1,541
Newfield Exploration Co. (a)	9	267
Noble Energy, Inc.	57	1,617
Northern Oil and Gas, Inc. (a) (b)	4	4
Occidental Petroleum Corp.	33	2,119
ONEOK, Inc.	416	23,051
PBF Energy, Inc. Class A	53	1,463
PDC Energy, Inc. (a)	12	588
Phillips 66	327	29,956
Pioneer Natural Resources Co.	52	7,672
QEP Resources, Inc. (a)	11	94
Range Resources Corp. (b)	8	157
REX American Resources Corp. (a)	12	1,126
SM Energy Co.	4	71
Southwestern Energy Co. (a)	21	128
SRC Energy, Inc. (a) (b)	166	1,605
Valero Energy Corp.	608	46,773
Williams Cos., Inc.	1,123	33,701
World Fuel Services Corp.	3	102
WPX Energy, Inc. (a)	122	1,403

		519,513

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	53	1,850
Clearwater Paper Corp. (a)	19	936
Deltic Timber Corp.	4	354
Domtar Corp.	13	564
KapStone Paper and Packaging Corp.	149	3,202
Louisiana-Pacific Corp. (a)	146	3,953
Neenah Paper, Inc.	14	1,198
PH Glatfelter Co.	5	97
Schweitzer-Mauduit International, Inc.	12	497

		12,651

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	57	$133
Coty, Inc. Class A	25	413
Edgewell Personal Care Co. (a)	8	582
Estee Lauder Cos., Inc. Class A	108	11,647
Inter Parfums, Inc.	4	165
Medifast, Inc.	20	1,187
Nu Skin Enterprises, Inc. Class A	55	3,382

		17,509

PHARMACEUTICALS — 2.3%
Akorn, Inc. (a)	4	133
Allergan PLC	103	21,110
Bristol-Myers Squibb Co.	72	4,589
Catalent, Inc. (a)	181	7,225
Depomed, Inc. (a) (b)	3	17
Eli Lilly & Co.	383	32,762
Endo International PLC (a)	28	240
Impax Laboratories, Inc. (a)	3	61
Johnson & Johnson	1,535	199,565
Lannett Co., Inc. (a) (b)	4	74
Mallinckrodt PLC (a)	8	299
Medicines Co. (a) (b)	22	815
Merck & Co., Inc.	2,038	130,493
Mylan NV (a)	24	753
Nektar Therapeutics (a) (b)	116	2,784
Perrigo Co. PLC (b)	5	423
Pfizer, Inc.	1,308	46,696
Phibro Animal Health Corp. Class A	33	1,223
Prestige Brands Holdings, Inc. (a)	7	351
Supernus Pharmaceuticals, Inc. (a)	89	3,560
Zoetis, Inc.	581	37,044

		490,217

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	8	931
Equifax, Inc.	58	6,148
Exponent, Inc.	24	1,774
FTI Consulting, Inc. (a)	9	319
IHS Markit, Ltd. (a)	463	20,409
Insperity, Inc.	4	352
Korn/Ferry International	94	3,706
ManpowerGroup, Inc.	115	13,549
Navigant Consulting, Inc. (a)	14	237
Nielsen Holdings PLC	19	788
On Assignment, Inc. (a)	65	3,489
Resources Connection, Inc.	40	556
Robert Half International, Inc.	162	8,155
TrueBlue, Inc. (a)	77	1,729
Verisk Analytics, Inc. (a)	47	3,910
WageWorks, Inc. (a)	26	1,578

		67,630

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Acadia Realty Trust REIT	16	458
Agree Realty Corp. REIT	6	294
Alexandria Real Estate Equities, Inc. REIT	60	7,138
American Assets Trust, Inc. REIT	9	358
American Campus Communities, Inc. REIT	18	795
American Tower Corp. REIT	354	48,385

Apartment Investment & Management Co. Class A REIT	48	2,105
Apollo Commercial Real Estate Finance, Inc. REIT (b)	120	2,173
AvalonBay Communities, Inc. REIT	79	14,095
Boston Properties, Inc. REIT	20	2,458
Camden Property Trust REIT	35	3,201
Capstead Mortgage Corp. REIT	106	1,023
CareTrust REIT, Inc. (b)	104	1,980
Cedar Realty Trust, Inc. REIT	80	450
Chesapeake Lodging Trust REIT	3	81
CoreSite Realty Corp. REIT	40	4,476
Corporate Office Properties Trust REIT	134	4,399
Crown Castle International Corp. REIT	232	23,195
CyrusOne, Inc. REIT	38	2,239
DCT Industrial Trust, Inc. REIT	60	3,475
DiamondRock Hospitality Co. REIT	167	1,829
Digital Realty Trust, Inc. REIT	153	18,104
Douglas Emmett, Inc. REIT	58	2,286
Duke Realty Corp. REIT	109	3,141
EastGroup Properties, Inc. REIT	41	3,613
Education Realty Trust, Inc. REIT	22	790
EPR Properties REIT	8	558
Equinix, Inc. REIT	72	32,134
Equity Residential REIT	177	11,670
Essex Property Trust, Inc. REIT	49	12,447
Extra Space Storage, Inc. REIT	30	2,398
Federal Realty Investment Trust REIT	3	373
First Industrial Realty Trust, Inc. REIT	36	1,083
Four Corners Property Trust, Inc. REIT	81	2,019
Franklin Street Properties Corp. REIT	100	1,062
GEO Group, Inc. REIT	198	5,326
Getty Realty Corp. REIT	20	572
GGP, Inc. REIT	33	685
Government Properties Income Trust REIT (b)	4	75
HCP, Inc. REIT	103	2,866
Healthcare Realty Trust, Inc. REIT	61	1,973
Highwoods Properties, Inc. REIT	23	1,198
Hospitality Properties Trust REIT	50	1,424
Host Hotels & Resorts, Inc. REIT	422	7,803
Iron Mountain, Inc. REIT	53	2,062
Kilroy Realty Corp. REIT	56	3,983
Kimco Realty Corp. REIT	19	371
Kite Realty Group Trust REIT	12	243
Lamar Advertising Co. Class A, REIT	70	4,797
LaSalle Hotel Properties REIT (b)	95	2,757
Lexington Realty Trust REIT	67	685
Liberty Property Trust REIT	58	2,381
Life Storage, Inc. REIT (b)	11	900
LTC Properties, Inc. REIT	23	1,081
Macerich Co. REIT	5	275
Mack-Cali Realty Corp. REIT	35	830
Medical Properties Trust, Inc. REIT	69	906
Mid-America Apartment Communities, Inc. REIT .	47	5,023
National Retail Properties, Inc. REIT	7	292
Omega Healthcare Investors, Inc. REIT	65	2,074
Pennsylvania Real Estate Investment Trust	3	31

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Potlatch Corp. REIT	48	$2,448
Prologis, Inc. REIT	349	22,148
PS Business Parks, Inc. REIT	23	3,070
Public Storage REIT	20	4,280
Rayonier, Inc. REIT	112	3,236
Realty Income Corp. REIT (b)	12	686
Regency Centers Corp. REIT	19	1,179
Retail Opportunity Investments Corp. REIT (b)	52	989
Sabra Health Care REIT, Inc.	91	1,997
Saul Centers, Inc. REIT	16	991
Senior Housing Properties Trust REIT	73	1,427
Simon Property Group, Inc. REIT	13	2,093
SL Green Realty Corp. REIT	31	3,141
Summit Hotel Properties, Inc. REIT	153	2,446
Tanger Factory Outlet Centers, Inc. REIT (b)	12	293
Taubman Centers, Inc. REIT	8	398
UDR, Inc. REIT	152	5,781
Universal Health Realty Income Trust REIT	16	1,208
Urban Edge Properties REIT	28	675
Urstadt Biddle Properties, Inc. Class A, REIT	20	434
Ventas, Inc. REIT	78	5,080
Vornado Realty Trust REIT	23	1,768
Washington Prime Group, Inc. REIT (b)	8	67
Weingarten Realty Investors REIT	16	508
Welltower, Inc. REIT	112	7,871
Weyerhaeuser Co. REIT	428	14,565

		355,677

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	382	14,470
Forestar Group, Inc. (a)	40	688
HFF, Inc. Class A	54	2,136
Jones Lang LaSalle, Inc.	38	4,693
RE/MAX Holdings, Inc. Class A	31	1,970

		23,957

ROAD & RAIL — 1.3%
ArcBest Corp.	11	368
Avis Budget Group, Inc. (a) (b)	4	152
CSX Corp.	1,570	85,188
Genesee & Wyoming, Inc. Class A (a)	19	1,406
Heartland Express, Inc.	24	602
JB Hunt Transport Services, Inc.	49	5,443
Kansas City Southern	70	7,608
Knight-Swift Transportation Holdings, Inc. (a) (b)	152	6,316
Landstar System, Inc.	46	4,584
Norfolk Southern Corp.	419	55,409
Old Dominion Freight Line, Inc.	99	10,901
Ryder System, Inc.	31	2,621
Saia, Inc. (a)	47	2,944
Union Pacific Corp.	814	94,400
Werner Enterprises, Inc.	41	1,498

		279,440

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Energy Industries, Inc. (a)	68	5,492
Advanced Micro Devices, Inc. (a) (b)	1,380	17,595

Analog Devices, Inc.	434	37,398
Applied Materials, Inc.	1,835	95,585
Broadcom, Ltd.	662	160,562
Brooks Automation, Inc.	128	3,886
Cabot Microelectronics Corp.	43	3,437
CEVA, Inc. (a)	39	1,669
Cirrus Logic, Inc. (a)	81	4,319
Cohu, Inc.	55	1,311
Cree, Inc. (a)	27	761
Cypress Semiconductor Corp. (b)	361	5,422
Diodes, Inc. (a)	47	1,407
DSP Group, Inc. (a)	4	52
First Solar, Inc. (a)	5	229
Integrated Device Technology, Inc. (a)	145	3,854
Intel Corp.	1,445	55,026
KLA-Tencor Corp.	186	19,716
Kopin Corp. (a) (b)	8	33
Kulicke & Soffa Industries, Inc. (a)	121	2,610
Lam Research Corp.	276	51,071
MaxLinear, Inc. (a)	77	1,829
Microchip Technology, Inc. (b)	358	32,141
Micron Technology, Inc. (a)	1,911	75,160
Microsemi Corp. (a)	116	5,972
MKS Instruments, Inc.	92	8,689
Monolithic Power Systems, Inc.	52	5,541
Nanometrics, Inc. (a)	43	1,238
NVIDIA Corp.	1,033	184,670
Power Integrations, Inc.	47	3,440
Qorvo, Inc. (a) (b)	39	2,757
QUALCOMM, Inc.	194	10,057
Rambus, Inc. (a)	72	961
Rudolph Technologies, Inc. (a)	48	1,262
Semtech Corp. (a)	106	3,980
Silicon Laboratories, Inc. (a)	63	5,034
Skyworks Solutions, Inc.	298	30,366
Synaptics, Inc. (a)	1	39
Teradyne, Inc.	339	12,641
Texas Instruments, Inc.	743	66,603
Veeco Instruments, Inc. (a)	76	1,626
Versum Materials, Inc.	148	5,745
Xilinx, Inc. (b)	315	22,312
Xperi Corp.	11	278

		953,776

SOFTWARE — 6.5%
8x8, Inc. (a)	44	594
ACI Worldwide, Inc. (a)	47	1,071
Activision Blizzard, Inc.	1,162	74,961
Adobe Systems, Inc. (a)	759	113,228
Agilysys, Inc. (a)	4	48
ANSYS, Inc. (a)	124	15,218
Autodesk, Inc. (a)	376	42,210
Blackbaud, Inc.	56	4,917
Bottomline Technologies de, Inc. (a)	47	1,496
CA, Inc.	149	4,974
Cadence Design Systems, Inc. (a)	407	16,064
CDK Global, Inc.	83	5,236
Citrix Systems, Inc. (a)	113	8,681
CommVault Systems, Inc. (a)	35	2,128
Ebix, Inc.	9	587

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Electronic Arts, Inc. (a)	449	$53,009
Fair Isaac Corp.	20	2,810
Fortinet, Inc. (a)	85	3,046
Intuit, Inc.	267	37,951
Manhattan Associates, Inc. (a) (b)	5	208
Microsoft Corp.	9,156	682,030
MicroStrategy, Inc. Class A (a)	5	639
Monotype Imaging Holdings, Inc.	28	539
Oracle Corp.	3,586	173,383
Progress Software Corp.	36	1,374
PTC, Inc. (a)	179	10,074
Qualys, Inc. (a)	47	2,435
Red Hat, Inc. (a)	226	25,054
salesforce.com, Inc. (a)	330	30,829
Symantec Corp.	880	28,873
Synchronoss Technologies, Inc. (a)	1	9
Synopsys, Inc. (a)	217	17,475
Take-Two Interactive Software, Inc. (a)	185	18,912
TiVo Corp.	56	1,112
Tyler Technologies, Inc. (a) (b)	21	3,661
Ultimate Software Group, Inc. (a) (b)	7	1,327
VASCO Data Security International, Inc. (a)	20	241

		1,386,404

SPECIALTY RETAIL — 1.3%
Aaron’s, Inc.	108	4,712
Abercrombie & Fitch Co. Class A	3	43
Advance Auto Parts, Inc.	9	893
American Eagle Outfitters, Inc.	7	100
Asbury Automotive Group, Inc. (a)	4	244
Ascena Retail Group, Inc. (a) (b)	128	314
AutoNation, Inc. (a) (b)	9	427
AutoZone, Inc. (a)	1	595
Barnes & Noble Education, Inc. (a)	55	358
Barnes & Noble, Inc.	91	692
Bed Bath & Beyond, Inc. (b)	8	188
Best Buy Co., Inc.	443	25,233
Big 5 Sporting Goods Corp. (b)	24	184
Buckle, Inc. (b)	11	185
Caleres, Inc.	5	153
CarMax, Inc. (a)	105	7,960
Cato Corp. Class A	24	317
Chico’s FAS, Inc. (b)	107	958
Children’s Place, Inc. (b)	21	2,481
Dick’s Sporting Goods, Inc.	27	729
Express, Inc. (a)	112	757
Finish Line, Inc. Class A (b)	36	433
Five Below, Inc. (a)	12	658
Foot Locker, Inc.	6	211
GameStop Corp. Class A (b)	13	269
Gap, Inc. (b)	29	856
Genesco, Inc. (a)	16	426
Group 1 Automotive, Inc.	13	942
Haverty Furniture Cos., Inc.	20	523
Hibbett Sports, Inc. (a)	7	100
Home Depot, Inc.	985	161,107
L Brands, Inc. (b)	12	499
Lithia Motors, Inc. Class A (b)	19	2,286
Lowe’s Cos., Inc.	188	15,029
Lumber Liquidators Holdings, Inc. (a)	49	1,910

MarineMax, Inc. (a)	8	132
Monro, Inc. (b)	5	280
Murphy USA, Inc. (a)	11	759
O’Reilly Automotive, Inc. (a)	4	861
Office Depot, Inc.	883	4,009
Rent-A-Center, Inc. (b)	20	230
RH (a)	32	2,250
Ross Stores, Inc.	86	5,553
Sally Beauty Holdings, Inc. (a)	27	529
Select Comfort Corp. (a)	74	2,298
Signet Jewelers, Ltd. (b)	3	200
Sonic Automotive, Inc. Class A (b)	44	898
Tailored Brands, Inc. (b)	61	881
Tiffany & Co.	166	15,235
TJX Cos., Inc.	85	6,267
Tractor Supply Co.	7	443
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38	8,590
Urban Outfitters, Inc. (a) (b)	4	96
Vitamin Shoppe, Inc. (a)	11	59
Williams-Sonoma, Inc. (b)	11	548
Zumiez, Inc. (a)	20	362

		283,252

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
3D Systems Corp. (a) (b)	156	2,089
Apple, Inc.	7,960	1,226,795
Cray, Inc. (a)	1	20
Diebold Nixdorf, Inc. (b)	23	526
Electronics For Imaging, Inc. (a)	27	1,152
Hewlett Packard Enterprise Co.	949	13,960
HP, Inc.	2,140	42,714
NCR Corp. (a)	143	5,365
NetApp, Inc.	471	20,611
Seagate Technology PLC (b)	378	12,538
Super Micro Computer, Inc. (a)	5	111
Western Digital Corp.	506	43,718
Xerox Corp.	140	4,661

		1,374,260

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter’s, Inc.	3	296
Coach, Inc.	234	9,425
Crocs, Inc. (a)	12	116
Deckers Outdoor Corp. (a)	7	479
Fossil Group, Inc. (a) (b)	3	28
G-III Apparel Group, Ltd. (a)	12	348
Hanesbrands, Inc. (b)	16	394
Iconix Brand Group, Inc. (a)	13	74
Michael Kors Holdings, Ltd. (a)	7	335
Movado Group, Inc. (b)	28	784
NIKE, Inc. Class B	755	39,147
Oxford Industries, Inc.	1	64
PVH Corp.	65	8,194
Ralph Lauren Corp.	9	795
Skechers U.S.A., Inc. Class A (a)	147	3,688
Steven Madden, Ltd. (a)	44	1,905
Under Armour, Inc. Class A (a) (b)	24	396
Under Armour, Inc. Class C (a) (b)	11	165
VF Corp. (b)	70	4,450

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Wolverine World Wide, Inc.	81	$2,337

		73,420

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	142	3,053
Bank Mutual Corp.	60	609
BofI Holding, Inc. (a) (b)	104	2,961
Dime Community Bancshares, Inc.	32	688
HomeStreet, Inc. (a)	42	1,134
LendingTree, Inc. (a)	11	2,689
New York Community Bancorp, Inc.	64	825
Northwest Bancshares, Inc. (b)	68	1,174
Oritani Financial Corp.	36	605
Provident Financial Services, Inc.	56	1,493
TrustCo Bank Corp. NY	92	819
Walker & Dunlop, Inc. (a)	35	1,832
Washington Federal, Inc.	156	5,249

		23,131

TOBACCO — 1.4%
Altria Group, Inc.	1,609	102,043
Philip Morris International, Inc.	1,714	190,271
Universal Corp.	24	1,375

		293,689

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	61	4,014
DXP Enterprises, Inc. (a)	16	504
Fastenal Co. (b)	139	6,336
GATX Corp. (b)	67	4,124
Kaman Corp.	12	669
MSC Industrial Direct Co., Inc. Class A	61	4,610
NOW, Inc. (a)	13	180
United Rentals, Inc. (a)	130	18,036
W.W. Grainger, Inc. (b)	12	2,157
Watsco, Inc.	20	3,221

		43,851

WATER UTILITIES — 0.0% (d)
American States Water Co.	12	591
American Water Works Co., Inc.	55	4,450
Aqua America, Inc.	61	2,024
California Water Service Group	32	1,221

		8,286

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	62
Telephone & Data Systems, Inc.	4	111

		173

TOTAL COMMON STOCKS (Cost $17,864,923)		21,317,074

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	10,343	10,343
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	27,219	27,219

TOTAL SHORT-TERM INVESTMENTS (Cost $37,562)		37,562

TOTAL INVESTMENTS — 100.1% (Cost $17,902,485)		21,354,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(13,052)

NET ASSETS — 100.0%		$21,341,584

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$651,065	$—	$—	$651,065
Air Freight & Logistics	136,542	—	—	136,542
Airlines	185,848	—	—	185,848
Auto Components.	82,438	—	—	82,438
Automobiles	69,473	—	—	69,473

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Banks	$2,352,541	$—	$—	$2,352,541
Beverages	253,886	—	—	253,886
Biotechnology	429,967	—	—	429,967
Building Products	67,845	—	—	67,845
Capital Markets	934,504	—	—	934,504
Chemicals	516,143	—	—	516,143
Commercial Services & Supplies	112,600	—	—	112,600
Communications Equipment	170,973	—	—	170,973
Construction & Engineering	24,725	—	—	24,725
Construction Materials	18,394	—	—	18,394
Consumer Finance	198,120	—	—	198,120
Containers & Packaging	113,713	—	—	113,713
Distributors	9,820	—	—	9,820
Diversified Consumer Services	30,471	—	—	30,471
Diversified Financial Services	338,056	—	—	338,056
Diversified Telecommunication Services	58,252	—	—	58,252
Electric Utilities	222,362	—	—	222,362
Electrical Equipment.	138,141	—	—	138,141
Electronic Equipment, Instruments & Components	271,230	—	—	271,230
Energy Equipment & Services	58,725	—	—	58,725
Equity Real Estate Investment Trusts (REITs)	9,493	—	—	9,493
Food & Staples Retailing.	131,502	—	—	131,502
Food Products	92,360	—	—	92,360
Gas Utilities	27,280	—	—	27,280
Health Care Equipment & Supplies	583,917	—	—	583,917
Health Care Providers & Services	660,195	—	—	660,195
Health Care Technology	22,927	—	—	22,927
Hotels, Restaurants & Leisure	493,154	—	—	493,154
Household Durables	107,325	—	—	107,325
Household Products	171,209	—	—	171,209
Independent Power Producers & Energy Traders	11,070	—	—	11,070
Industrial Conglomerates.	293,763	—	—	293,763
Insurance	789,330	—	—	789,330
Internet & Catalog Retail	782,613	—	—	782,613
Internet Software & Services	1,066,108	—	—	1,066,108
IT Services	861,155	—	—	861,155
Leisure Equipment & Products	25,164	—	—	25,164
Life Sciences Tools & Services	157,145	—	—	157,145
Machinery	605,542	—	—	605,542
Marine.	4,032	—	—	4,032
Media	596,549	—	—	596,549
Metals & Mining	44,012	—	—	44,012
Multi-Utilities	114,013	—	—	114,013
Multiline Retail	14,546	—	—	14,546
Oil, Gas & Consumable Fuels	519,513	—	—	519,513
Paper & Forest Products	12,651	—	—	12,651
Personal Products	17,509	—	—	17,509
Pharmaceuticals	490,217	—	—	490,217
Professional Services	67,630	—	—	67,630
Real Estate Investment Trusts (REITs)	355,677	—	—	355,677
Real Estate Management & Development	23,957	—	—	23,957
Road & Rail	279,440	—	—	279,440
Semiconductors & Semiconductor Equipment	953,776	—	—	953,776
Software	1,386,404	—	—	1,386,404
Specialty Retail	283,252	—	—	283,252
Technology Hardware, Storage & Peripherals	1,374,260	—	—	1,374,260
Textiles, Apparel & Luxury Goods	73,420	—	—	73,420

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thrifts & Mortgage Finance	$23,131	$—	$—	$23,131
Tobacco	293,689	—	—	293,689
Trading Companies & Distributors	43,851	—	—	43,851
Water Utilities	8,286	—	—	8,286
Wireless Telecommunication Services	173	—	—	173
Short-Term Investments	37,562	—	—	37,562

TOTAL INVESTMENTS	$21,354,636	$—	$—	$21,354,636

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp	483	$43,339	$5,554	$—	$—	$2,985	543	$51,878	$228
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,274	30,274	268,605	288,536	—	—	10,343	10,343	47
State Street Navigator Securities Lending Government Money Market Portfolio	20,201	20,201	74,955	67,937	—	—	27,219	27,219	211

TOTAL		$93,814	$349,114	$356,473	$—	$2,985		$89,440	$486

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.7%
BWX Technologies, Inc.	6,728	$376,903
General Dynamics Corp.	3,129	643,260
Lockheed Martin Corp.	2,712	841,506
Northrop Grumman Corp.	2,702	777,419
Raytheon Co.	3,372	629,148
Rockwell Collins, Inc.	5,473	715,376

		3,983,612

AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc. Class B	6,592	791,633

BANKS — 4.4%
Bank of Hawaii Corp.	3,049	254,165
Commerce Bancshares, Inc.	6,985	403,523
Investors Bancorp, Inc.	21,624	294,951
People’s United Financial, Inc.	22,317	404,830
PNC Financial Services Group, Inc.	4,942	666,033
US Bancorp	18,362	984,020
Wells Fargo & Co.	11,758	648,454

		3,655,976

BEVERAGES — 2.7%
Coca-Cola Co.	15,887	715,074
Dr. Pepper Snapple Group, Inc.	6,079	537,809
PepsiCo, Inc.	8,856	986,824

		2,239,707

CAPITAL MARKETS — 0.5%
FactSet Research Systems, Inc.	2,411	434,245

CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	2,922	441,865
Ashland Global Holdings, Inc.	2,425	158,571
Ecolab, Inc.	5,292	680,604
International Flavors & Fragrances, Inc.	3,051	436,018
NewMarket Corp.	647	275,460
PPG Industries, Inc.	3,283	356,731
Praxair, Inc.	6,161	860,938
RPM International, Inc.	5,785	297,002
Scotts Miracle-Gro Co.	3,027	294,648
Sensient Technologies Corp.	3,052	234,760
Valvoline, Inc.	6,656	156,083

		4,192,680

COMMERCIAL SERVICES & SUPPLIES — 2.9%
Cintas Corp.	4,993	720,390
Republic Services, Inc.	13,786	910,703
Waste Management, Inc.	10,493	821,287

		2,452,380

COMMUNICATIONS EQUIPMENT — 0.5%
Motorola Solutions, Inc.	5,188	440,306

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc. (a)	4,262	367,853
Avery Dennison Corp.	4,734	465,542
Ball Corp.	14,620	603,806
Bemis Co., Inc.	6,351	289,415
Silgan Holdings, Inc.	5,161	151,888
Sonoco Products Co.	6,888	347,500

		2,226,004

DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (b)	2,886	248,802
Service Corp. International	12,668	437,046

		685,848

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (b)	6,203	1,137,134

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	13,815	541,134

ELECTRIC UTILITIES — 2.8%
Duke Energy Corp.	7,155	600,448
Portland General Electric Co.	6,037	275,529
PPL Corp.	18,853	715,471
Southern Co.	15,430	758,230

		2,349,678

ELECTRICAL EQUIPMENT — 0.5%
Hubbell, Inc.	3,860	447,837

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	8,409	711,738

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
JBG SMITH Properties REIT (b)	2,985	102,117

FOOD & STAPLES RETAILING — 2.6%
Casey’s General Stores, Inc. (a)	2,692	294,639
Costco Wholesale Corp.	4,056	666,360
CVS Health Corp.	6,645	540,372
Sysco Corp.	12,486	673,620

		2,174,991

FOOD PRODUCTS — 1.4%
General Mills, Inc.	11,197	579,557
McCormick & Co., Inc.	6,102	626,309

		1,205,866

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Becton Dickinson and Co.	2,845	557,477
Danaher Corp.	8,201	703,482
Stryker Corp.	3,894	553,026

		1,813,985

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Cardinal Health, Inc.	5,994	401,118

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	14,311	581,170
McDonald’s Corp.	6,305	987,867

		1,569,037

HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	4,575	603,488
Colgate-Palmolive Co.	9,649	702,930
Procter & Gamble Co.	7,944	722,745

		2,029,163

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	3,852	808,535
Carlisle Cos., Inc.	4,430	444,285
Honeywell International, Inc.	7,762	1,100,186
Roper Technologies, Inc.	2,743	667,646

		3,020,652

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

INSURANCE — 19.4%
Aflac, Inc.	8,844	$719,813
Alleghany Corp. (b)	1,052	582,819
Allstate Corp.	9,153	841,252
American Financial Group, Inc.	4,889	505,767
Aon PLC	5,901	862,136
Arch Capital Group, Ltd. (b)	8,276	815,186
Arthur J Gallagher & Co.	12,206	751,279
Axis Capital Holdings, Ltd.	5,868	336,295
Chubb, Ltd.	7,433	1,059,574
Cincinnati Financial Corp.	9,171	702,224
Erie Indemnity Co. Class A	1,694	204,246
Everest Re Group, Ltd.	2,806	640,862
Loews Corp.	19,476	932,121
Markel Corp. (b)	748	798,849
Marsh & McLennan Cos., Inc.	13,641	1,143,252
Progressive Corp.	15,072	729,786
Reinsurance Group of America, Inc.	4,523	631,094
RenaissanceRe Holdings, Ltd.	2,779	375,554
Torchmark Corp.	8,163	653,775
Travelers Cos., Inc.	5,100	624,852
Validus Holdings, Ltd.	5,328	262,191
White Mountains Insurance Group, Ltd. (a)	306	262,242
Willis Towers Watson PLC	4,655	717,941
WR Berkley Corp.	6,810	454,500
XL Group, Ltd.	18,313	722,448

		16,330,058

INTERNET SOFTWARE & SERVICES — 0.4%
Alphabet, Inc. Class A (b)	349	339,828

IT SERVICES — 4.9%
Amdocs, Ltd.	10,042	645,901
Automatic Data Processing, Inc.	7,256	793,226
Fiserv, Inc. (b)	6,598	850,878
Gartner, Inc. (b)	2,846	354,071
International Business Machines Corp.	2,513	364,586
Jack Henry & Associates, Inc.	5,380	553,010
Paychex, Inc.	9,938	595,883

		4,157,555

MACHINERY — 2.1%
IDEX Corp.	5,252	637,960
Illinois Tool Works, Inc.	4,359	644,958
Toro Co.	7,328	454,776

		1,737,694

MEDIA — 1.5%
Comcast Corp. Class A	11,975	460,798
Omnicom Group, Inc. (a)	6,083	450,568
Walt Disney Co.	3,303	325,577

		1,236,943

METALS & MINING — 0.3%
Reliance Steel & Aluminum Co.	3,759	286,323

MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	10,163	781,839
DTE Energy Co.	6,199	665,525
Sempra Energy	6,082	694,139

		2,141,503

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	3,471	407,843
Exxon Mobil Corp.	7,139	585,255

		993,098

PHARMACEUTICALS — 2.8%
Eli Lilly & Co.	6,026	515,464
Johnson & Johnson	6,220	808,662
Merck & Co., Inc.	7,835	501,675
Pfizer, Inc.	15,484	552,779

		2,378,580

PROFESSIONAL SERVICES — 2.0%
Equifax, Inc.	5,181	549,134
Nielsen Holdings PLC	10,371	429,878
Verisk Analytics, Inc. (b)	8,568	712,772

		1,691,784

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.5%
Annaly Capital Management, Inc. REIT	53,104	647,338
AvalonBay Communities, Inc. REIT	3,371	601,454
Boston Properties, Inc. REIT	4,791	588,718
Crown Castle International Corp. REIT	7,188	718,656
Equity Residential REIT	9,426	621,456
Federal Realty Investment Trust REIT	4,918	610,865
Starwood Property Trust, Inc. REIT	17,241	374,474
Two Harbors Investment Corp. REIT	23,661	238,503
UDR, Inc. REIT	16,470	626,354
Vornado Realty Trust REIT	5,969	458,897

		5,486,715

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Analog Devices, Inc.	3,688	317,795
Intel Corp.	9,075	345,576
Microchip Technology, Inc. (a)	4,411	396,020
MKS Instruments, Inc.	3,743	353,526
Texas Instruments, Inc.	5,077	455,102

		1,868,019

SOFTWARE — 4.1%
Adobe Systems, Inc. (b)	2,847	424,716
ANSYS, Inc. (b)	3,526	432,746
CA, Inc.	9,611	320,815
Cadence Design Systems, Inc. (b)	11,607	458,128
Check Point Software Technologies, Ltd. (b)	3,484	397,246
Intuit, Inc.	3,565	506,729
Oracle Corp.	7,367	356,194
Synopsys, Inc. (b)	7,053	567,978

		3,464,552

SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (b)	862	512,985
Home Depot, Inc.	3,459	565,754
TJX Cos., Inc.	7,074	521,566

		1,600,305

THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc.	32,973	425,022

TRADING COMPANIES & DISTRIBUTORS — 0.5%
W.W. Grainger, Inc. (a)	2,162	388,620

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.8%
American Water Works Co., Inc.	8,544	$691,295

TOTAL COMMON STOCKS (Cost $76,077,436)		83,824,735

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $102,180)	102,180	102,180

TOTAL INVESTMENTS — 99.8% (Cost $76,179,616)		83,926,915
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		132,947

NET ASSETS — 100.0%		$84,059,862

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,983,612	$—	$—	$3,983,612
Air Freight & Logistics	791,633	—	—	791,633
Banks	3,655,976	—	—	3,655,976
Beverages	2,239,707	—	—	2,239,707
Capital Markets	434,245	—	—	434,245
Chemicals	4,192,680	—	—	4,192,680
Commercial Services & Supplies	2,452,380	—	—	2,452,380
Communications Equipment	440,306	—	—	440,306
Containers & Packaging	2,226,004	—	—	2,226,004
Diversified Consumer Services	685,848	—	—	685,848
Diversified Financial Services	1,137,134	—	—	1,137,134
Diversified Telecommunication Services	541,134	—	—	541,134
Electric Utilities	2,349,678	—	—	2,349,678
Electrical Equipment	447,837	—	—	447,837
Electronic Equipment, Instruments & Components	711,738	—	—	711,738
Equity Real Estate Investment Trusts (REITs)	102,117	—	—	102,117
Food & Staples Retailing	2,174,991	—	—	2,174,991
Food Products	1,205,866	—	—	1,205,866
Health Care Equipment & Supplies	1,813,985	—	—	1,813,985
Health Care Providers & Services	401,118	—	—	401,118
Hotels, Restaurants & Leisure	1,569,037	—	—	1,569,037
Household Products	2,029,163	—	—	2,029,163
Industrial Conglomerates	3,020,652	—	—	3,020,652
Insurance	16,330,058	—	—	16,330,058
Internet Software & Services	339,828	—	—	339,828
IT Services	4,157,555	—	—	4,157,555
Machinery	1,737,694	—	—	1,737,694
Media	1,236,943	—	—	1,236,943
Metals & Mining	286,323	—	—	286,323
Multi-Utilities	2,141,503	—	—	2,141,503
Oil, Gas & Consumable Fuels	993,098	—	—	993,098
Pharmaceuticals	2,378,580	—	—	2,378,580
Professional Services	1,691,784	—	—	1,691,784
Real Estate Investment Trusts (REITs)	5,486,715	—	—	5,486,715

See accompanying Notes to Schedule of Investments

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$1,868,019	$—	$—	$1,868,019
Software	3,464,552	—	—	3,464,552
Specialty Retail	1,600,305	—	—	1,600,305
Thrifts & Mortgage Finance	425,022	—	—	425,022
Trading Companies & Distributors	388,620	—	—	388,620
Water Utilities	691,295	—	—	691,295
Short-Term Investment	102,180	—	—	102,180

TOTAL INVESTMENTS	$83,926,915	$—	$—	$83,926,915

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	101,628	$101,628	$396,685	$396,133	$—	$—	102,180	$102,180	$665

TOTAL		$101,628	$396,685	$396,133	$—	$—		$102,180	$665

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.0%
Cubic Corp.	8,043	$410,193
Curtiss-Wright Corp.	3,238	338,501
National Presto Industries, Inc.	6,890	733,440
Teledyne Technologies, Inc. (a)	3,959	630,194

		2,112,328

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	13,010	744,562
Hub Group, Inc. Class A (a)	6,910	296,785

		1,041,347

AUTO COMPONENTS — 0.8%
Cooper Tire & Rubber Co. (b)	6,553	245,082
Cooper-Standard Holdings, Inc. (a)	3,554	412,158
Dorman Products, Inc. (a)	4,423	316,775
Fox Factory Holding Corp. (a)	12,223	526,811
LCI Industries	221	25,603
Superior Industries International, Inc.	16,488	274,525

		1,800,954

BANKS — 13.8%
American National Bankshares, Inc.	16,573	682,808
Ameris Bancorp	20,247	971,856
Arrow Financial Corp.	3,983	136,816
BancorpSouth, Inc.	219	7,019
Bar Harbor Bankshares	28,566	895,830
BCB Bancorp, Inc. (b)	21,268	296,689
Berkshire Hills Bancorp, Inc.	28,755	1,114,256
Blue Hills Bancorp, Inc.	50,025	960,480
Brookline Bancorp, Inc.	104,147	1,614,279
Capital Bank Financial Corp. Class A (b)	18,320	752,036
Central Pacific Financial Corp.	11,569	372,290
Chemical Financial Corp.	500	26,130
Citizens & Northern Corp. (b)	27,333	671,299
City Holding Co.	6,987	502,435
Columbia Banking System, Inc.	8,792	370,231
Community Bank System, Inc.	760	41,990
CVB Financial Corp. (b)	283	6,840
Enterprise Financial Services Corp.	10,911	462,081
Farmers National Banc Corp.	47,584	716,139
First Commonwealth Financial Corp.	82,128	1,160,469
First Connecticut Bancorp, Inc.	26,943	720,725
First Financial Bancorp	32,621	853,039
First Financial Corp.	26,352	1,254,355
First Financial Northwest, Inc.	12,126	206,021
First Merchants Corp.	36,025	1,546,553
First Midwest Bancorp, Inc.	1,090	25,528
FNB Corp.	1,324	18,576
Glacier Bancorp, Inc.	4,903	185,137
Hancock Holding Co.	2,024	98,063
Home BancShares, Inc.	52,280	1,318,509
Independent Bank Corp. (c)	40,601	919,613
Independent Bank Corp. (c)	11,579	864,372
Investors Bancorp, Inc.	5,813	79,289
Lakeland Financial Corp.	5,937	289,251
LCNB Corp.	20,832	436,430
National Bank Holdings Corp. Class A	23,035	822,119
NBT Bancorp, Inc.	858	31,506
Old Line Bancshares, Inc.	14,401	403,228

Old National Bancorp	367	6,716
Pinnacle Financial Partners, Inc.	5,669	379,540
Renasant Corp.	668	28,657
Sandy Spring Bancorp, Inc.	13,290	550,738
ServisFirst Bancshares, Inc. (b)	3,718	144,444
South State Corp.	414	37,281
Southern National Bancorp of Virginia, Inc.	23,325	396,292
Sterling Bancorp (b)	17,461	430,414
Towne Bank	30,900	1,035,150
TriCo Bancshares	13,119	534,599
Trustmark Corp.	38,636	1,279,624
Umpqua Holdings Corp.	87	1,697
Union Bankshares Corp.	801	28,275
United Bankshares, Inc.	985	36,593
United Community Banks, Inc.	8,104	231,288
Valley National Bancorp	26,605	320,590
WashingtonFirst Bankshares, Inc.	21,425	762,516
Webster Financial Corp.	226	11,876
Westamerica Bancorporation (b)	9,163	545,565
Wintrust Financial Corp.	13,563	1,062,119

		29,658,261

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	1,431	308,738

BIOTECHNOLOGY — 0.3%
Emergent BioSolutions, Inc. (a)	5,119	207,063
Genomic Health, Inc. (a)	280	8,985
PDL BioPharma, Inc. (a)	119,004	403,424

		619,472

BUILDING PRODUCTS — 0.4%
AAON, Inc.	7,866	271,180
CSW Industrials, Inc. (a)	7,183	318,566
Masonite International Corp. (a)	4,066	281,367
Simpson Manufacturing Co., Inc.	244	11,966

		883,079

CAPITAL MARKETS — 0.1%
Evercore, Inc. Class A	1,949	156,407

CHEMICALS — 1.1%
HB Fuller Co.	13,013	755,535
Innophos Holdings, Inc.	5,304	260,904
Innospec, Inc.	4,883	301,037
PolyOne Corp.	11,006	440,570
Quaker Chemical Corp.	2,790	412,780
Sensient Technologies Corp.	3,301	253,913

		2,424,739

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	15,891	662,814
Brady Corp. Class A	12,711	482,382
Clean Harbors, Inc. (a)	5,681	322,113
Covanta Holding Corp. (b)	37,841	561,939
Deluxe Corp.	351	25,609
Ennis, Inc.	33,376	655,838
Healthcare Services Group, Inc.	19,120	1,031,906
Herman Miller, Inc.	4,674	167,797
Matthews International Corp. Class A	2,406	149,774
MSA Safety, Inc.	3,571	283,930
Pitney Bowes, Inc.	31,445	440,544

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SP Plus Corp. (a)	17,619	$695,951
UniFirst Corp.	90	13,635
Viad Corp.	11,535	702,481
West Corp.	13,760	322,947

		6,519,660

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	14,204	340,896
EchoStar Corp. Class A (a)	6,398	366,158
Ituran Location and Control, Ltd.	17,208	620,348
NETGEAR, Inc. (a)	3,032	144,323
Plantronics, Inc.	9,431	417,039
Radware, Ltd. (a)	18,674	314,844

		2,203,608

CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	8,509	303,771
EMCOR Group, Inc.	2,734	189,685
MYR Group, Inc. (a)	7,334	213,713

		707,169

CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A (b)	6,975	408,317
Owens-Illinois, Inc. (a)	11,052	278,068
UFP Technologies, Inc. (a)	16,950	476,295

		1,162,680

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	3,409	109,565
Weyco Group, Inc.	17,085	484,873

		594,438

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	1,123	657,067
Grand Canyon Education, Inc. (a)	4,128	374,905

		1,031,972

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	65,252	1,158,223
Texas Pacific Land Trust (b)	306	123,655

		1,281,878

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	6,625	349,138
Cogent Communications Holdings, Inc. (b)	12,036	588,560
Frontier Communications Corp. (b)	13,418	158,198
General Communication, Inc. Class A (a)	6,930	282,675
Hawaiian Telcom Holdco, Inc. (a)	22,115	659,469

		2,038,040

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	3,484	269,279
El Paso Electric Co.	19,425	1,073,231
IDACORP, Inc.	84	7,386
MGE Energy, Inc.	14,992	968,483
Otter Tail Corp.	346	14,999

		2,333,378

ELECTRICAL EQUIPMENT — 0.1%
Regal Beloit Corp.	33	2,607
Thermon Group Holdings, Inc. (a)	15,216	273,736

		276,343

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Badger Meter, Inc. (b)	12,620	618,380
Benchmark Electronics, Inc. (a)	16,985	580,038
Coherent, Inc. (a)	2,248	528,662
CTS Corp.	411	9,905
Dolby Laboratories, Inc. Class A	6,458	371,464
ePlus, Inc. (a)	7,657	707,890
Littelfuse, Inc.	113	22,135
Novanta, Inc. (a)	10,258	447,249
Orbotech, Ltd. (a)	12,129	511,965
Plexus Corp. (a)	4,252	238,452
ScanSource, Inc. (a)	9,794	427,508
Tech Data Corp. (a)	244	21,679

		4,485,327

ENERGY EQUIPMENT & SERVICES — 1.0%
Diamond Offshore Drilling, Inc. (a) (b)	17,212	249,574
Natural Gas Services Group, Inc. (a)	992	28,173
Newpark Resources, Inc. (a)	23,206	232,060
Oceaneering International, Inc.	18,007	473,044
Oil States International, Inc. (a)	11,735	297,482
Rowan Cos. PLC Class A (a)	6,420	82,497
SEACOR Holdings, Inc. (a)	8,707	401,480
SEACOR Marine Holdings, Inc. (a)	8,755	136,928
Tesco Corp. (a)	30,318	165,233

		2,066,471

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Empire State Realty OP, L.P	47,119	964,055
Whitestone REIT (b)	63,765	832,133

		1,796,188

FOOD PRODUCTS — 1.6%
B&G Foods, Inc. (b)	9,909	315,602
Bob Evans Farms, Inc.	7,558	585,821
Cal-Maine Foods, Inc. (a) (b)	9,404	386,504
Fresh Del Monte Produce, Inc.	15,412	700,629
J&J Snack Foods Corp.	6,733	884,043
Sanderson Farms, Inc.	3,778	610,223
Tootsie Roll Industries, Inc. (b)	752	28,576

		3,511,398

GAS UTILITIES — 1.2%
Northwest Natural Gas Co.	17,485	1,126,034
Spire, Inc.	20,687	1,544,285

		2,670,319

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
AngioDynamics, Inc. (a)	20,034	342,381
AtriCure, Inc. (a)	479	10,715
Cantel Medical Corp.	3,032	285,523
CONMED Corp.	10,543	553,191
Cutera, Inc. (a)	7,628	315,418
Exactech, Inc. (a)	18,378	605,555
Globus Medical, Inc. Class A (a) (b)	8,646	256,959
Haemonetics Corp. (a)	14,108	633,026
ICU Medical, Inc. (a)	1,589	295,316
Insulet Corp. (a) (b)	3,803	209,469
Integra LifeSciences Holdings Corp. (a) (b)	13,832	698,239

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

LeMaitre Vascular, Inc.	19,494	$729,466
LivaNova PLC (a)	5,357	375,311
Masimo Corp. (a)	6,275	543,164
Meridian Bioscience, Inc.	343	4,905
Merit Medical Systems, Inc. (a)	8,267	350,108
Natus Medical, Inc. (a)	4,907	184,013
Neogen Corp. (a)	4,772	369,639
NxStage Medical, Inc. (a)	6,160	170,016
Orthofix International NV (a)	7,950	375,638
Oxford Immunotec Global PLC (a) (b)	10,465	175,812
Quidel Corp. (a)	10,854	476,056
Surmodics, Inc. (a)	11,751	364,281
Wright Medical Group NV (a)	2,737	70,806

		8,395,007

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Almost Family, Inc. (a)	6,175	331,598
Brookdale Senior Living, Inc. (a)	14,964	158,618
Capital Senior Living Corp. (a) (b)	30,331	380,654
Chemed Corp. (b)	3,725	752,636
CorVel Corp. (a)	9,210	501,024
Ensign Group, Inc.	199	4,496
LHC Group, Inc. (a)	7,359	521,900
LifePoint Health, Inc. (a)	7,337	424,812
Molina Healthcare, Inc. (a) (b)	5,195	357,208
National HealthCare Corp.	15,451	966,769
Owens & Minor, Inc.	24,874	726,321
Premier, Inc. Class A (a)	27,695	902,026
Select Medical Holdings Corp. (a)	17,093	328,186

		6,356,248

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	15,024	213,791
Computer Programs & Systems, Inc. (b)	5,103	150,794
HealthStream, Inc. (a)	7,273	169,970
Omnicell, Inc. (a)	12,391	632,561
Simulations Plus, Inc.	22,492	348,626

		1,515,742

HOTELS, RESTAURANTS & LEISURE — 3.4%
Cheesecake Factory, Inc. (b)	15,061	634,369
Churchill Downs, Inc.	7,032	1,449,999
Denny’s Corp. (a)	46,941	584,416
DineEquity, Inc. (b)	449	19,298
Hyatt Hotels Corp. Class A (a)	9,702	599,487
International Speedway Corp. Class A	20,362	733,032
Lindblad Expeditions Holdings, Inc. (a) (b)	60,624	648,677
Marcus Corp.	24,429	676,683
Marriott Vacations Worldwide Corp.	1,164	144,953
Penn National Gaming, Inc. (a)	20,975	490,605
Ruth’s Hospitality Group, Inc.	21,099	442,024
Texas Roadhouse, Inc.	11,259	553,267
Wendy’s Co.	21,446	333,056

		7,309,866

HOUSEHOLD DURABLES — 1.1%
Century Communities, Inc. (a)	13,108	323,768
CSS Industries, Inc.	19,197	553,258
Helen of Troy, Ltd. (a)	3,619	350,681
MDC Holdings, Inc.	11,285	374,775

Meritage Homes Corp. (a)	9,585	425,574
TRI Pointe Group, Inc. (a)	1,383	19,099
Tupperware Brands Corp.	5,376	332,344

		2,379,499

HOUSEHOLD PRODUCTS — 0.4%
Orchids Paper Products Co. (b)	12,471	175,592
WD-40 Co. (b)	5,260	588,594

		764,186

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Pattern Energy Group, Inc. (b)	13,332	321,301

INSURANCE — 4.8%
American National Insurance Co.	6,950	820,656
Argo Group International Holdings, Ltd.	11,585	712,477
Aspen Insurance Holdings, Ltd.	20,152	814,141
Baldwin & Lyons, Inc. Class B	27,520	620,576
Donegal Group, Inc. Class A	31,137	502,240
Enstar Group, Ltd. (a)	3,507	779,781
Greenlight Capital Re, Ltd. Class A (a) (b)	45,690	989,188
Infinity Property & Casualty Corp.	8,923	840,547
Navigators Group, Inc.	18,202	1,062,087
Primerica, Inc.	4,380	357,189
ProAssurance Corp.	26,244	1,434,234
Safety Insurance Group, Inc.	16,362	1,248,421
Selective Insurance Group, Inc.	51	2,746
Third Point Reinsurance, Ltd. (a) (b)	9,951	155,236

		10,339,519

INTERNET & CATALOG RETAIL — 0.5%
FTD Cos., Inc. (a)	32,860	428,494
HSN, Inc.	12,582	491,327
PetMed Express, Inc. (b)	7,571	250,979

		1,170,800

IT SERVICES — 1.4%
CACI International, Inc. Class A (a)	76	10,591
Cardtronics PLC Class A (a)	31	713
Convergys Corp.	30,691	794,590
Forrester Research, Inc.	14,684	614,526
InterXion Holding NV (a)	11,797	600,821
Perficient, Inc. (a)	18,875	371,271
Sykes Enterprises, Inc. (a)	22,727	662,719

		3,055,231

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	19,665	399,790
PAREXEL International Corp. (a)	4,978	438,462

		838,252

MACHINERY — 4.1%
Actuant Corp. Class A	14,218	363,981
Albany International Corp. Class A	7,042	404,211
Altra Industrial Motion Corp.	9,519	457,864
Barnes Group, Inc.	5,906	416,019
Briggs & Stratton Corp.	19,430	456,605
Douglas Dynamics, Inc.	11,257	443,526
ESCO Technologies, Inc.	20,644	1,237,608
Franklin Electric Co., Inc.	8,414	377,368
Gorman-Rupp Co.	12,887	419,730

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Hillenbrand, Inc.	24,937	$968,802
John Bean Technologies Corp.	3,020	305,322
Kadant, Inc.	5,779	569,520
Lindsay Corp.	4,781	439,374
Miller Industries, Inc.	16,377	457,737
RBC Bearings, Inc. (a)	4,268	534,140
Tennant Co.	4,617	305,645
Watts Water Technologies, Inc. Class A	8,529	590,207

		8,747,659

MARINE — 0.2%
Matson, Inc.	11,634	327,846

MEDIA — 2.2%
AMC Entertainment Holdings, Inc. Class A (b)	10,465	153,836
AMC Networks, Inc. Class A (a) (b)	7,243	423,498
John Wiley & Sons, Inc. Class A	12,222	653,877
Loral Space & Communications, Inc. (a) (b)	15,309	757,796
Manchester United PLC Class A (b)	31,136	560,448
Meredith Corp. (b)	5,904	327,672
MSG Networks, Inc. Class A (a)	21,054	446,345
National CineMedia, Inc.	39,776	277,636
Regal Entertainment Group Class A (b)	27,201	435,216
Time, Inc.	17,114	231,039
Tribune Media Co. Class A	10,598	433,034

		4,700,397

METALS & MINING — 0.7%
Compass Minerals International, Inc. (b)	9,661	626,999
Kaiser Aluminum Corp.	9,078	936,305

		1,563,304

MULTI-UTILITIES — 1.6%
Avista Corp.	25,890	1,340,325
NorthWestern Corp.	13,724	781,445
Unitil Corp.	26,502	1,310,789

		3,432,559

OIL, GAS & CONSUMABLE FUELS — 1.1%
Evolution Petroleum Corp.	29,339	211,241
Gulfport Energy Corp. (a)	11,735	168,280
Par Pacific Holdings, Inc. (a)	15,209	316,347
PBF Energy, Inc. Class A	8,900	245,729
Permian Basin Royalty Trust (b)	28,360	247,015
Sabine Royalty Trust (b)	10,018	411,740
Ship Finance International, Ltd. (b)	28,466	412,757
World Fuel Services Corp.	10,511	356,428

		2,369,537

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	8,114	717,521
Domtar Corp.	10,423	452,254
Louisiana-Pacific Corp. (a)	3,561	96,432
Neenah Paper, Inc.	210	17,966
PH Glatfelter Co.	15,696	305,287
Schweitzer-Mauduit International, Inc.	9,548	395,860

		1,985,320

PHARMACEUTICALS — 0.2%
Medicines Co. (a) (b)	3,833	141,974
Prestige Brands Holdings, Inc. (a)	3,808	190,743

		332,717

PROFESSIONAL SERVICES — 1.5%
CBIZ, Inc. (a)	50,493	820,511
Exponent, Inc.	9,639	712,322
Franklin Covey Co. (a)	23,115	469,234
ICF International, Inc. (a)	9,020	486,629
Kelly Services, Inc. Class A	19,607	491,940
Navigant Consulting, Inc. (a)	14,180	239,926

		3,220,562

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.4%
Acadia Realty Trust REIT	34,112	976,285
American Assets Trust, Inc. REIT	19,083	758,931
Anworth Mortgage Asset Corp. REIT	185,201	1,113,058
Apollo Commercial Real Estate Finance, Inc. REIT (b)	93,790	1,698,537
Ares Commercial Real Estate Corp. REIT	64,271	855,447
Armada Hoffler Properties, Inc. REIT (b)	49,774	687,379
ARMOUR Residential REIT, Inc. (b)	37,478	1,008,158
Capstead Mortgage Corp. REIT	185,992	1,794,823
CatchMark Timber Trust, Inc. Class A, REIT	77,562	978,057
City Office REIT, Inc. REIT	62,947	866,780
Columbia Property Trust, Inc. REIT	31,826	692,852
DiamondRock Hospitality Co. REIT	1,461	15,998
Dynex Capital, Inc. REIT	125,413	911,752
EastGroup Properties, Inc. REIT	8,369	737,476
Education Realty Trust, Inc. REIT	22,752	817,479
Empire State Realty Trust, Inc. Class A	28,103	577,236
Farmland Partners, Inc. REIT (b)	67,302	608,410
Franklin Street Properties Corp. REIT	70,250	746,055
Getty Realty Corp. REIT	20,905	598,092
Gladstone Commercial Corp. REIT	52,708	1,173,807
Government Properties Income Trust REIT (b)	4,802	90,133
Perficient, Inc. (a)	18,875	371,271
Sykes Enterprises, Inc. (a)	22,727	662,719

		3,055,231

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	19,665	399,790
PAREXEL International Corp. (a)	4,978	438,462

		838,252

MACHINERY — 4.1%
Actuant Corp. Class A	14,218	363,981
Albany International Corp. Class A	7,042	404,211
Altra Industrial Motion Corp.	9,519	457,864
Barnes Group, Inc.	5,906	416,019
Briggs & Stratton Corp.	19,430	456,605
Douglas Dynamics, Inc.	11,257	443,526
ESCO Technologies, Inc.	20,644	1,237,608
Franklin Electric Co., Inc.	8,414	377,368
Gorman-Rupp Co.	12,887	419,730
Hillenbrand, Inc.	24,937	968,802
John Bean Technologies Corp.	3,020	305,322
Kadant, Inc.	5,779	569,520
Lindsay Corp.	4,781	439,374
Miller Industries, Inc.	16,377	457,737
RBC Bearings, Inc. (a)	4,268	534,140

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Tennant Co.	4,617	$305,645
Watts Water Technologies, Inc. Class A	8,529	590,207

		8,747,659

MARINE — 0.2%
Matson, Inc.	11,634	327,846

MEDIA — 2.2%
AMC Entertainment Holdings, Inc. Class A (b)	10,465	153,836
AMC Networks, Inc. Class A (a) (b)	7,243	423,498
John Wiley & Sons, Inc. Class A	12,222	653,877
Loral Space & Communications, Inc. (a) (b)	15,309	757,796
Manchester United PLC Class A (b)	31,136	560,448
Meredith Corp. (b)	5,904	327,672
MSG Networks, Inc. Class A (a)	21,054	446,345
National CineMedia, Inc.	39,776	277,636
Regal Entertainment Group Class A (b)	27,201	435,216
Time, Inc.	17,114	231,039
Tribune Media Co. Class A	10,598	433,034

		4,700,397

METALS & MINING — 0.7%
Compass Minerals International, Inc. (b)	9,661	626,999
Kaiser Aluminum Corp.	9,078	936,305

		1,563,304

MULTI-UTILITIES — 1.6%
Avista Corp.	25,890	1,340,325
NorthWestern Corp.	13,724	781,445
Unitil Corp.	26,502	1,310,789

		3,432,559

OIL, GAS & CONSUMABLE FUELS — 1.1%
Evolution Petroleum Corp.	29,339	211,241
Gulfport Energy Corp. (a)	11,735	168,280
Par Pacific Holdings, Inc. (a)	15,209	316,347
PBF Energy, Inc. Class A	8,900	245,729
Permian Basin Royalty Trust (b)	28,360	247,015
Sabine Royalty Trust (b)	10,018	411,740
Ship Finance International, Ltd. (b)	28,466	412,757
World Fuel Services Corp.	10,511	356,428

		2,369,537

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	8,114	717,521
Domtar Corp.	10,423	452,254
Louisiana-Pacific Corp. (a)	3,561	96,432
Neenah Paper, Inc.	210	17,966
PH Glatfelter Co.	15,696	305,287
Schweitzer-Mauduit International, Inc.	9,548	395,860

		1,985,320

PHARMACEUTICALS — 0.2%
Medicines Co. (a) (b)	3,833	141,974
Prestige Brands Holdings, Inc. (a)	3,808	190,743

		332,717

PROFESSIONAL SERVICES — 1.5%
CBIZ, Inc. (a)	50,493	820,511
Exponent, Inc.	9,639	712,322
Franklin Covey Co. (a)	23,115	469,234

ICF International, Inc. (a)	9,020	486,629
Kelly Services, Inc. Class A	19,607	491,940
Navigant Consulting, Inc. (a)	14,180	239,926

		3,220,562

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.4%
Acadia Realty Trust REIT	34,112	976,285
American Assets Trust, Inc. REIT	19,083	758,931
Anworth Mortgage Asset Corp. REIT	185,201	1,113,058
Apollo Commercial Real Estate Finance, Inc. REIT (b)	93,790	1,698,537
Ares Commercial Real Estate Corp. REIT	64,271	855,447
Armada Hoffler Properties, Inc. REIT (b)	49,774	687,379
ARMOUR Residential REIT, Inc. (b)	37,478	1,008,158
Capstead Mortgage Corp. REIT	185,992	1,794,823
CatchMark Timber Trust, Inc. Class A, REIT	77,562	978,057
City Office REIT, Inc. REIT	62,947	866,780
Columbia Property Trust, Inc. REIT	31,826	692,852
DiamondRock Hospitality Co. REIT	1,461	15,998
Dynex Capital, Inc. REIT	125,413	911,752
EastGroup Properties, Inc. REIT	8,369	737,476
Education Realty Trust, Inc. REIT	22,752	817,479
Empire State Realty Trust, Inc. Class A	28,103	577,236
Farmland Partners, Inc. REIT (b)	67,302	608,410
Franklin Street Properties Corp. REIT	70,250	746,055
Getty Realty Corp. REIT	20,905	598,092
Gladstone Commercial Corp. REIT	52,708	1,173,807
Government Properties Income Trust REIT (b)	4,802	90,133
Hudson Pacific Properties, Inc. REIT	90	3,018
Independence Realty Trust, Inc. REIT	78,874	802,149
Invesco Mortgage Capital, Inc. REIT	46,881	803,071
Kite Realty Group Trust REIT	39,028	790,317
LaSalle Hotel Properties REIT	182	5,282
Lexington Realty Trust REIT	52,547	537,030
LTC Properties, Inc. REIT	14,903	700,143
MFA Financial, Inc. REIT	188,558	1,651,768
Monmouth Real Estate Investment Corp.	68,569	1,110,132
MTGE Investment Corp. REIT	52,770	1,023,738
National Health Investors, Inc. REIT	9,186	709,986
One Liberty Properties, Inc.	35,910	874,768
Pebblebrook Hotel Trust (b)	237	8,565
Physicians Realty Trust REIT	29,023	514,578
Piedmont Office Realty Trust, Inc. Class A REIT	41,573	838,112
Potlatch Corp. REIT	89	4,539
PS Business Parks, Inc. REIT	7,299	974,416
Ramco-Gershenson Properties Trust REIT	57,056	742,299
Retail Opportunity Investments Corp. REIT	44,275	841,668
Rexford Industrial Realty, Inc.	35,335	1,011,288
Saul Centers, Inc. REIT	14,790	915,649
Select Income REIT	27,546	645,127
Summit Hotel Properties, Inc. REIT	542	8,667
Sunstone Hotel Investors, Inc. REIT	4,623	74,292
Tanger Factory Outlet Centers, Inc. REIT (b)	29,798	727,667

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Terreno Realty Corp.	29,062	$1,051,463
UMH Properties, Inc. REIT	47,109	732,545
Urstadt Biddle Properties, Inc. Class A, REIT	41,972	910,792
Washington Real Estate Investment Trust	20,213	662,178

		37,381,992

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
RE/MAX Holdings, Inc. Class A	11,737	745,886

ROAD & RAIL — 0.8%
Heartland Express, Inc.	32,016	802,961
Marten Transport, Ltd.	3,230	66,377
Werner Enterprises, Inc.	24,273	887,178

		1,756,516

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Brooks Automation, Inc.	12,025	365,079
Cabot Microelectronics Corp.	6,860	548,320
CEVA, Inc. (a)	5,086	217,681
Cohu, Inc.	19,858	473,415
DSP Group, Inc. (a)	35,440	460,720
Entegris, Inc. (a)	10,657	307,454
GSI Technology, Inc. (a)	26,404	191,957
Microsemi Corp. (a)	3,917	201,647
MKS Instruments, Inc.	10,404	982,658
Monolithic Power Systems, Inc.	1,552	165,365
Nanometrics, Inc. (a)	4,401	126,749
Nova Measuring Instruments, Ltd. (a)	13,517	379,963
NVE Corp.	6,141	484,955
Photronics, Inc. (a)	27,090	239,746
Semtech Corp. (a)	5,574	209,304
Silicon Laboratories, Inc. (a)	3,668	293,073

		5,648,086

SOFTWARE — 1.4%
ACI Worldwide, Inc. (a)	19,031	433,526
American Software, Inc. Class A	64,882	737,060
Bottomline Technologies de, Inc. (a)	14,713	468,315
Magic Software Enterprises, Ltd.	2,992	26,180
MicroStrategy, Inc. Class A (a)	1,307	166,917
Monotype Imaging Holdings, Inc.	16,285	313,486
Progress Software Corp.	290	11,069
RealNetworks, Inc. (a)	57,993	278,366
Verint Systems, Inc. (a)	10,133	424,066
Zix Corp. (a)	48,200	235,698

		3,094,683

SPECIALTY RETAIL — 1.4%
Buckle, Inc.	26,192	441,335
Cato Corp. Class A	23,260	307,730
Children’s Place, Inc. (b)	1,322	156,194
Genesco, Inc. (a)	8,175	217,455
Hibbett Sports, Inc. (a)	21,783	310,408
Monro, Inc. (b)	9,733	545,534
Murphy USA, Inc. (a) (b)	5,357	369,633
Sally Beauty Holdings, Inc. (a)	29,998	587,361
Vitamin Shoppe, Inc. (a)	25,239	135,029

		3,070,679

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Diebold Nixdorf, Inc. (b)	9,055	206,907
Electronics For Imaging, Inc. (a)	8,072	344,513

		551,420

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Steven Madden, Ltd. (a)	12,766	552,768
Wolverine World Wide, Inc.	16,147	465,841

		1,018,609

THRIFTS & MORTGAGE FINANCE — 6.8%
Astoria Financial Corp.	36,685	788,727
BSB Bancorp, Inc. (a)	21,461	642,757
Capitol Federal Financial, Inc.	172,234	2,531,840
Charter Financial Corp.	33,429	619,439
Clifton Bancorp, Inc.	58,846	983,905
Dime Community Bancshares, Inc.	47,628	1,024,002
First Defiance Financial Corp.	377	19,789
Kearny Financial Corp.	91,015	1,397,080
Meridian Bancorp, Inc.	70,944	1,323,106
Northwest Bancshares, Inc. (b)	29,397	507,686
Oritani Financial Corp.	94,515	1,587,852
Provident Financial Services, Inc.	1,317	35,124
Southern Missouri Bancorp, Inc.	3,915	142,858
Territorial Bancorp, Inc.	25,418	802,446
TrustCo Bank Corp. NY	4,630	41,207
United Financial Bancorp, Inc.	61,892	1,132,005
Waterstone Financial, Inc.	19,273	375,824
Western New England Bancorp, Inc.	70,732	770,979

		14,726,626

TOBACCO — 0.7%
Universal Corp.	6,369	364,944
Vector Group, Ltd. (b)	55,056	1,127,005

		1,491,949

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Aircastle, Ltd.	14,120	314,735
Applied Industrial Technologies, Inc.	19,166	1,261,123
Beacon Roofing Supply, Inc. (a)	284	14,555
GATX Corp. (b)	7,854	483,492
Kaman Corp.	9,827	548,150
NOW, Inc. (a)	14,082	194,472
Rush Enterprises, Inc. Class A (a)	8,411	389,345

		3,205,872

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	23,367	358,683
Telephone & Data Systems, Inc.	14,577	406,553

		765,236

TOTAL COMMON STOCKS (Cost $196,052,248)		214,267,300

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	476,034	476,034

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	3,833,228	$3,833,228

TOTAL SHORT-TERM INVESTMENTS (Cost $4,309,262)		4,309,262

TOTAL INVESTMENTS — 101.5% (Cost $200,361,510)		218,576,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(3,124,828)

NET ASSETS — 100.0%		$215,451,734

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below. (e) The rate shown is the annualized seven-day yield at September 30, 2017. (f) Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,112,328	$—	$—	$2,112,328
Air Freight & Logistics	1,041,347	—	—	1,041,347
Auto Components	1,800,954	—	—	1,800,954
Banks	29,658,261	—	—	29,658,261
Beverages	308,738	—	—	308,738
Biotechnology	619,472	—	—	619,472
Building Products	883,079	—	—	883,079
Capital Markets	156,407	—	—	156,407
Chemicals	2,424,739	—	—	2,424,739
Commercial Services & Supplies	6,519,660	—	—	6,519,660
Communications Equipment	2,203,608	—	—	2,203,608
Construction & Engineering	707,169	—	—	707,169
Containers & Packaging	1,162,680	—	—	1,162,680
Distributors	594,438	—	—	594,438
Diversified Consumer Services	1,031,972	—	—	1,031,972
Diversified Financial Services	1,281,878	—	—	1,281,878
Diversified Telecommunication Services	2,038,040	—	—	2,038,040
Electric Utilities	2,333,378	—	—	2,333,378
Electrical Equipment	276,343	—	—	276,343
Electronic Equipment, Instruments & Components	4,485,327	—	—	4,485,327
Energy Equipment & Services	2,066,471	—	—	2,066,471
Equity Real Estate Investment Trusts (REITs)	1,796,188	—	—	1,796,188
Food Products	3,511,398	—	—	3,511,398
Gas Utilities	2,670,319	—	—	2,670,319
Health Care Equipment & Supplies	8,395,007	—	—	8,395,007
Health Care Providers & Services	6,356,248	—	—	6,356,248
Health Care Technology	1,515,742	—	—	1,515,742
Hotels, Restaurants & Leisure	7,309,866	—	—	7,309,866
Household Durables	2,379,499	—	—	2,379,499
Household Products	764,186	—	—	764,186
Independent Power Producers & Energy Traders	321,301	—	—	321,301
Insurance	10,339,519	—	—	10,339,519
Internet & Catalog Retail	1,170,800	—	—	1,170,800
IT Services	3,055,231	—	—	3,055,231
Life Sciences Tools & Services	838,252	—	—	838,252
Machinery	8,747,659	—	—	8,747,659

See accompanying Notes to Schedule of Investments

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Marine	$327,846	$—	$—	$327,846
Media	4,700,397	—	—	4,700,397
Metals & Mining	1,563,304	—	—	1,563,304
Multi-Utilities	3,432,559	—	—	3,432,559
Oil, Gas & Consumable Fuels	2,369,537	—	—	2,369,537
Paper & Forest Products	1,985,320	—	—	1,985,320
Pharmaceuticals	332,717	—	—	332,717
Professional Services	3,220,562	—	—	3,220,562
Real Estate Investment Trusts (REITs)	37,381,992	—	—	37,381,992
Real Estate Management & Development	745,886	—	—	745,886
Road & Rail	1,756,516	—	—	1,756,516
Semiconductors & Semiconductor Equipment	5,648,086	—	—	5,648,086
Software	3,094,683	—	—	3,094,683
Specialty Retail	3,070,679	—	—	3,070,679
Technology Hardware, Storage & Peripherals	551,420	—	—	551,420
Textiles, Apparel & Luxury Goods	1,018,609	—	—	1,018,609
Thrifts & Mortgage Finance	14,726,626	—	—	14,726,626
Tobacco	1,491,949	—	—	1,491,949
Trading Companies & Distributors	3,205,872	—	—	3,205,872
Wireless Telecommunication Services	765,236	—	—	765,236
Short-Term Investments	4,309,262	—	—	4,309,262

TOTAL INVESTMENTS	$218,576,562	$—	$—	$218,576,562

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	495,051	$495,051	$3,270,551	$3,289,568	$—	$—	476,034	$476,034	$1,897
State Street Navigator Securities Lending Government Money Market Portfolio	3,879,856	3,879,856	2,916,828	2,963,456	—	—	3,833,228	3,833,228	22,530

TOTAL		$4,374,907	$6,187,379	$6,253,024	$—	$—		$4,309,262	$24,427

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
Arconic, Inc.	810	$20,153
Boeing Co.	512	130,155
General Dynamics Corp.	1,757	361,204
Huntington Ingalls Industries, Inc.	258	58,421
L3 Technologies, Inc.	99	18,655
Lockheed Martin Corp.	693	215,031
Northrop Grumman Corp.	1,436	413,166
Raytheon Co.	2,350	438,463
Rockwell Collins, Inc.	824	107,705
Textron, Inc.	393	21,175
TransDigm Group, Inc.	18	4,602
United Technologies Corp.	829	96,230

		1,884,960

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,956	148,852
Expeditors International of Washington, Inc.	2,851	170,661
FedEx Corp.	319	71,960
United Parcel Service, Inc. Class B	1,440	172,929

		564,402

AIRLINES — 0.1%
American Airlines Group, Inc.	377	17,904
Delta Air Lines, Inc.	336	16,202
Southwest Airlines Co.	799	44,728
United Continental Holdings, Inc. (a)	205	12,480

		91,314

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	120	14,832
BorgWarner, Inc.	318	16,291
Delphi Automotive PLC	1,657	163,049
Goodyear Tire & Rubber Co.	894	29,726
Lear Corp.	431	74,597

		298,495

AUTOMOBILES — 0.6%
Ford Motor Co.	14,084	168,586
General Motors Co.	5,570	224,917
Harley-Davidson, Inc.	239	11,522
Tesla, Inc. (a)	13	4,434

		409,459

BANKS — 4.5%
Bank of America Corp.	21,875	554,313
BB&T Corp.	1,563	73,367
CIT Group, Inc.	375	18,394
Citigroup, Inc.	7,691	559,443
Citizens Financial Group, Inc.	1,161	43,967
Comerica, Inc.	273	20,819
East West Bancorp, Inc.	185	11,059
Fifth Third Bancorp	1,769	49,497
First Republic Bank	170	17,758
Huntington Bancshares, Inc.	1,790	24,988
JPMorgan Chase & Co.	7,191	686,813
KeyCorp	1,761	33,142
M&T Bank Corp.	210	33,818
People’s United Financial, Inc.	673	12,208
PNC Financial Services Group, Inc.	984	132,614

Regions Financial Corp.	2,638	40,177
Signature Bank (a)	73	9,347
SunTrust Banks, Inc.	1,029	61,503
SVB Financial Group (a)	55	10,290
US Bancorp	3,342	179,098
Wells Fargo & Co.	9,360	516,204
Zions Bancorp	360	16,985

		3,105,804

BEVERAGES — 2.8%
Brown-Forman Corp. Class B	1,336	72,545
Coca-Cola Co.	7,974	358,910
Constellation Brands, Inc. Class A	564	112,490
Dr. Pepper Snapple Group, Inc.	2,384	210,912
Molson Coors Brewing Co. Class B	159	12,981
Monster Beverage Corp. (a)	1,829	101,052
PepsiCo, Inc.	9,428	1,050,562

		1,919,452

BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	907	80,596
Alexion Pharmaceuticals, Inc. (a)	116	16,274
Alkermes PLC (a)	19	966
Amgen, Inc.	658	122,684
Biogen, Inc. (a)	1,195	374,178
BioMarin Pharmaceutical, Inc. (a)	36	3,350
Celgene Corp. (a)	247	36,018
Gilead Sciences, Inc.	8,869	718,566
Incyte Corp. (a)	13	1,518
Regeneron Pharmaceuticals, Inc. (a)	333	148,891
United Therapeutics Corp. (a)	287	33,634
Vertex Pharmaceuticals, Inc. (a)	7	1,064

		1,537,739

BUILDING PRODUCTS — 0.2%
Allegion PLC	40	3,459
AO Smith Corp.	704	41,839
Fortune Brands Home & Security, Inc.	107	7,193
Johnson Controls International PLC	831	33,481
Lennox International, Inc.	20	3,579
Masco Corp.	280	10,923

		100,474

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	56	10,630
Ameriprise Financial, Inc.	199	29,553
Bank of New York Mellon Corp.	1,754	92,997
BlackRock, Inc.	114	50,968
CBOE Holdings, Inc.	43	4,628
Charles Schwab Corp.	654	28,606
CME Group, Inc.	885	120,077
E*TRADE Financial Corp. (a)	382	16,659
Eaton Vance Corp.	613	30,264
Franklin Resources, Inc.	1,804	80,296
Goldman Sachs Group, Inc.	719	170,540
Intercontinental Exchange, Inc.	453	31,121
Invesco, Ltd.	539	18,887
Moody’s Corp.	82	11,415
Morgan Stanley	2,194	105,685
MSCI, Inc.	35	4,092
Nasdaq, Inc.	117	9,076

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Northern Trust Corp.	245	$22,523
Raymond James Financial, Inc.	140	11,806
S&P Global, Inc.	77	12,036
SEI Investments Co.	712	43,475
State Street Corp. (b)	490	46,815
T Rowe Price Group, Inc.	1,365	123,737
TD Ameritrade Holding Corp.	1,220	59,536
Voya Financial, Inc.	670	26,726

		1,162,148

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	187	28,278
Albemarle Corp.	71	9,678
Axalta Coating Systems, Ltd. (a)	120	3,470
Celanese Corp. Series A	720	75,074
CF Industries Holdings, Inc.	420	14,767
DowDuPont, Inc.	2,325	160,960
Eastman Chemical Co.	231	20,903
Ecolab, Inc.	751	96,586
FMC Corp.	87	7,770
International Flavors & Fragrances, Inc.	366	52,305
LyondellBasell Industries NV Class A	2,575	255,054
Monsanto Co.	1,343	160,918
Mosaic Co.	814	17,574
PPG Industries, Inc.	225	24,449
Praxair, Inc.	744	103,967
Sherwin-Williams Co.	642	229,862
WR Grace & Co.	51	3,680

		1,265,295

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Cintas Corp.	1,342	193,624
Republic Services, Inc.	4,468	295,156
Rollins, Inc.	513	23,670
Stericycle, Inc. (a)	69	4,942
Waste Connectins, Inc.	599	41,906
Waste Management, Inc.	4,174	326,699

		885,997

COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	17	3,223
Cisco Systems, Inc.	10,255	344,876
CommScope Holding Co., Inc. (a)	149	4,948
F5 Networks, Inc. (a)	361	43,522
Harris Corp.	106	13,958
Juniper Networks, Inc.	429	11,939
Motorola Solutions, Inc.	957	81,221
Palo Alto Networks, Inc. (a)	14	2,018

		505,705

CONSTRUCTION & ENGINEERING — 0.0% (c)
Fluor Corp.	350	14,735
Jacobs Engineering Group, Inc.	208	12,120

		26,855

CONSTRUCTION MATERIALS — 0.0% (c)
Martin Marietta Materials, Inc.	38	7,837
Vulcan Materials Co.	72	8,611

		16,448

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	1,318	31,975

American Express Co.	1,046	94,621
Capital One Financial Corp.	1,154	97,697
Discover Financial Services	685	44,169
Navient Corp.	1,189	17,859
Synchrony Financial	1,439	44,681

		331,002

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	450	44,253
Ball Corp.	252	10,407
Crown Holdings, Inc. (a)	179	10,690
International Paper Co.	522	29,660
Packaging Corp. of America	91	10,436
Sealed Air Corp.	194	8,288
WestRock Co.	393	22,295

		136,029

DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,100	105,215
LKQ Corp. (a)	343	12,345

		117,560

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	239	6,329

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	2,855	523,379
Leucadia National Corp.	586	14,796

		538,175

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	17,663	691,860
CenturyLink, Inc.	1,594	30,127
Level 3 Communications, Inc. (a)	311	16,573
Verizon Communications, Inc.	11,668	577,449
Zayo Group Holdings, Inc. (a)	1,114	38,344

		1,354,353

ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	224	9,312
American Electric Power Co., Inc.	1,249	87,730
Duke Energy Corp.	3,963	332,575
Edison International	851	65,672
Entergy Corp.	299	22,832
Eversource Energy	1,042	62,979
Exelon Corp.	1,857	69,953
FirstEnergy Corp.	1,204	37,119
NextEra Energy, Inc.	1,592	233,308
OGE Energy Corp.	214	7,710
PG&E Corp.	2,703	184,047
Pinnacle West Capital Corp.	125	10,570
PPL Corp.	1,478	56,090
Southern Co.	4,993	245,356
Westar Energy, Inc.	1,292	64,083
Xcel Energy, Inc.	5,310	251,269

		1,740,605

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	208	35,626
AMETEK, Inc.	169	11,161
Eaton Corp. PLC	535	41,083
Emerson Electric Co.	665	41,789

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Rockwell Automation, Inc.	663	$118,153
Sensata Technologies Holding NV (a)	175	8,412

		256,224

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,810	153,198
Arrow Electronics, Inc. (a)	271	21,791
Avnet, Inc.	582	22,873
CDW Corp.	200	13,200
Corning, Inc.	1,349	40,362
Flex, Ltd. (a)	1,174	19,453
FLIR Systems, Inc.	117	4,552
TE Connectivity, Ltd.	1,880	156,153
Trimble, Inc. (a)	142	5,574

		437,156

ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	350	12,817
Core Laboratories NV	211	20,826
Halliburton Co.	701	32,267
Helmerich & Payne, Inc.	166	8,650
National Oilwell Varco, Inc.	742	26,512
Schlumberger, Ltd.	2,335	162,890
TechnipFMC PLC (a)	496	13,848
Weatherford International PLC (a)	1,032	4,726

		282,536

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Colony NorthStar, Inc. Class A REIT	484	6,079

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	2,708	444,897
CVS Health Corp.	2,318	188,500
Kroger Co.	2,780	55,767
Sysco Corp.	1,793	96,733
Wal-Mart Stores, Inc.	4,381	342,331
Walgreens Boots Alliance, Inc.	1,133	87,490

		1,215,718

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	1,565	66,528
Bunge, Ltd.	493	34,244
Campbell Soup Co.	2,808	131,470
Conagra Brands, Inc.	1,319	44,503
General Mills, Inc.	5,437	281,419
Hershey Co.	1,269	138,537
Hormel Foods Corp.	2,727	87,646
Ingredion, Inc.	81	9,772
J.M. Smucker Co.	225	23,609
Kellogg Co.	2,294	143,077
Kraft Heinz Co.	400	31,020
McCormick & Co., Inc.	1,880	192,963
Mondelez International, Inc. Class A	1,480	60,177
Tyson Foods, Inc. Class A	533	37,550

		1,282,515

GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	100	8,384
UGI Corp.	193	9,044

		17,428

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	4,063	216,802
Align Technology, Inc. (a)	341	63,518
Baxter International, Inc.	2,905	182,289
Becton Dickinson and Co.	1,877	367,798
Boston Scientific Corp. (a)	4,102	119,655
C.R. Bard, Inc.	66	21,153
Cooper Cos., Inc.	332	78,721
Danaher Corp.	2,433	208,703
DENTSPLY SIRONA, Inc.	181	10,826
Edwards Lifesciences Corp. (a)	972	106,249
Hologic, Inc. (a)	1,091	40,029
IDEXX Laboratories, Inc. (a)	17	2,643
Intuitive Surgical, Inc. (a)	327	342,003
Medtronic PLC	3,620	281,527
ResMed, Inc.	1,124	86,503
Stryker Corp.	2,400	340,848
Teleflex, Inc.	261	63,154
Varian Medical Systems, Inc. (a)	1,626	162,698
Zimmer Biomet Holdings, Inc.	439	51,402

		2,746,521

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	1,456	231,518
AmerisourceBergen Corp.	585	48,409
Anthem, Inc.	834	158,360
Cardinal Health, Inc.	911	60,964
Centene Corp. (a)	267	25,838
Cigna Corp.	891	166,563
DaVita, Inc. (a)	247	14,669
Envision Healthcare Corp. (a)	324	14,564
Express Scripts Holding Co. (a)	1,500	94,980
HCA Healthcare, Inc. (a)	454	36,134
Henry Schein, Inc. (a)	1,782	146,106
Humana, Inc.	541	131,804
Laboratory Corp. of America Holdings (a)	858	129,532
McKesson Corp.	1,578	242,397
MEDNAX, Inc. (a)	125	5,390
Patterson Cos., Inc.	611	23,615
Quest Diagnostics, Inc.	697	65,267
UnitedHealth Group, Inc.	2,509	491,388
Universal Health Services, Inc. Class B	335	37,165

		2,124,663

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,346	95,997
Veeva Systems, Inc. Class A (a)	9	507

		96,504

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	1,791	72,733
Carnival Corp.	384	24,795
Chipotle Mexican Grill, Inc. (a)	38	11,698
Darden Restaurants, Inc.	1,247	98,239
Domino’s Pizza, Inc.	17	3,375
Hilton Worldwide Holdings, Inc.	174	12,084
Las Vegas Sands Corp.	307	19,697
Marriott International, Inc. Class A	171	18,855
McDonald’s Corp.	2,644	414,262
MGM Resorts International	420	13,688
Norwegian Cruise Line Holdings, Ltd. (a)	169	9,134

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Royal Caribbean Cruises, Ltd.	171	$20,270
Starbucks Corp.	10,485	563,149
Vail Resorts, Inc.	17	3,878
Wyndham Worldwide Corp.	98	10,330
Wynn Resorts, Ltd.	51	7,595
Yum! Brands, Inc.	189	13,912

		1,317,694

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	464	18,528
Garmin, Ltd.	100	5,397
Leggett & Platt, Inc.	686	32,743
Lennar Corp. Class A	285	15,048
Mohawk Industries, Inc. (a)	59	14,603
Newell Brands, Inc.	345	14,721
NVR, Inc. (a)	19	54,245
PulteGroup, Inc.	456	12,462
Toll Brothers, Inc.	213	8,833
Whirlpool Corp.	131	24,162

		200,742

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	3,703	179,410
Clorox Co.	1,374	181,244
Colgate-Palmolive Co.	1,499	109,202
Kimberly-Clark Corp.	947	111,443
Procter & Gamble Co.	5,257	478,282
Spectrum Brands Holdings, Inc.	30	3,178

		1,062,759

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
AES Corp.	1,836	20,233

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	4,125	865,837
General Electric Co.	7,804	188,701
Honeywell International, Inc.	3,467	491,413
Roper Technologies, Inc.	58	14,117

		1,560,068

INSURANCE — 4.4%
Aflac, Inc.	743	60,473
Alleghany Corp. (a)	170	94,182
Allstate Corp.	2,254	207,165
American Financial Group, Inc.	97	10,035
American International Group, Inc.	2,078	127,568
Aon PLC	647	94,527
Arch Capital Group, Ltd. (a)	2,541	250,288
Arthur J Gallagher & Co.	179	11,017
Assurant, Inc.	112	10,698
Athene Holding, Ltd. Class A (a)	2,069	111,395
Axis Capital Holdings, Ltd.	1,958	112,213
Brighthouse Financial, Inc. (a)	199	12,099
Chubb, Ltd.	2,285	325,727
Cincinnati Financial Corp.	734	56,202
Everest Re Group, Ltd.	387	88,387
FNF Group	1,142	54,199
Hartford Financial Services Group, Inc.	734	40,686
Lincoln National Corp.	421	30,935
Loews Corp.	527	25,222
Markel Corp. (a)	163	174,081

Marsh & McLennan Cos., Inc.	4,368	366,082
MetLife, Inc.	2,185	113,511
Principal Financial Group, Inc.	367	23,613
Progressive Corp.	1,024	49,582
Prudential Financial, Inc.	908	96,538
Reinsurance Group of America, Inc.	145	20,232
RenaissanceRe Holdings, Ltd.	902	121,896
Torchmark Corp.	131	10,492
Travelers Cos., Inc.	1,434	175,694
Unum Group	455	23,264
Willis Towers Watson PLC	134	20,667
WR Berkley Corp.	1,436	95,839
XL Group, Ltd.	524	20,672

		3,035,181

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	80	76,908
Expedia, Inc.	80	11,515
Liberty Interactive Corp. QVC Group Class A (a)	694	16,358
Netflix, Inc. (a)	128	23,213
Priceline Group, Inc. (a)	241	441,228
TripAdvisor, Inc. (a)	69	2,796

		572,018

INTERNET SOFTWARE & SERVICES — 2.9%
Akamai Technologies, Inc. (a)	155	7,552
Alphabet, Inc. Class A (a)	824	802,345
Alphabet, Inc. Class C (a)	743	712,619
CoStar Group, Inc. (a)	11	2,951
eBay, Inc. (a)	3,127	120,264
Facebook, Inc. Class A (a)	1,680	287,061
MercadoLibre, Inc.	201	52,045
Twitter, Inc. (a)	170	2,868
VeriSign, Inc. (a)	41	4,362
Zillow Group, Inc. Class C (a)	39	1,568

		1,993,635

IT SERVICES — 9.3%
Accenture PLC Class A	6,563	886,464
Alliance Data Systems Corp.	44	9,748
Automatic Data Processing, Inc.	5,540	605,633
Broadridge Financial Solutions, Inc.	2,179	176,107
Cognizant Technology Solutions Corp. Class A	445	32,280
DXC Technology Co.	240	20,611
Fidelity National Information Services, Inc.	2,176	203,217
First Data Corp. Class A (a)	192	3,464
Fiserv, Inc. (a)	2,951	380,561
FleetCor Technologies, Inc. (a)	56	8,667
Gartner, Inc. (a)	757	94,178
Global Payments, Inc.	76	7,222
International Business Machines Corp.	6,769	982,046
Jack Henry & Associates, Inc.	1,991	204,655
Leidos Holdings, Inc.	155	9,179
Mastercard, Inc. Class A	7,483	1,056,600
Paychex, Inc.	5,386	322,945
PayPal Holdings, Inc. (a)	597	38,226
Sabre Corp.	217	3,928
Total System Services, Inc.	102	6,681
Vantiv, Inc. Class A (a)	1,313	92,527

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Visa, Inc. Class A	11,569	$1,217,521
Western Union Co.	533	10,234

		6,372,694

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	533	52,058
Mattel, Inc.	418	6,471
Polaris Industries, Inc.	75	7,847

		66,376

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	207	13,289
Illumina, Inc. (a)	43	8,566
Mettler-Toledo International, Inc. (a)	144	90,167
Quintiles IMS Holdings, Inc. (a)	307	29,186
Thermo Fisher Scientific, Inc.	714	135,089
Waters Corp. (a)	473	84,913

		361,210

MACHINERY — 1.2%
AGCO Corp.	111	8,189
Caterpillar, Inc.	607	75,699
Cummins, Inc.	850	142,826
Deere & Co.	316	39,686
Dover Corp.	165	15,079
Flowserve Corp.	136	5,792
Fortive Corp.	1,459	103,283
IDEX Corp.	50	6,074
Illinois Tool Works, Inc.	1,568	232,001
Ingersoll-Rand PLC	247	22,025
Middleby Corp. (a)	267	34,221
PACCAR, Inc.	477	34,506
Parker-Hannifin Corp.	122	21,352
Pentair PLC	169	11,485
Snap-on, Inc.	298	44,405
Stanley Black & Decker, Inc.	151	22,797
WABCO Holdings, Inc. (a)	38	5,624
Wabtec Corp.	76	5,757
Xylem, Inc.	145	9,081

		839,882

MEDIA — 3.1%
CBS Corp. Class B	395	22,910
Charter Communications, Inc. Class A (a)	694	252,214
Comcast Corp. Class A	9,762	375,642
Discovery Communications, Inc. Class A (a)	211	4,492
Discovery Communications, Inc. Class C (a)	415	8,408
DISH Network Corp. Class A (a)	183	9,924
Interpublic Group of Cos., Inc.	2,067	42,973
Liberty Broadband Corp. Class C (a)	426	40,598
Liberty Global PLC Class A (a)	322	10,919
Liberty Global PLC Series C (a)	833	27,239
Liberty Media Corp.-Liberty SiriusXM Class A (a)	92	3,855
Liberty Media Corp.-Liberty SiriusXM Class C (a)	178	7,453
News Corp. Class A	803	10,648
Omnicom Group, Inc.	1,649	122,141
Scripps Networks Interactive, Inc. Class A	119	10,221
Sirius XM Holdings, Inc.	627	3,461
Time Warner, Inc.	2,132	218,423

Twenty-First Century Fox, Inc. Class A	1,309	34,531
Twenty-First Century Fox, Inc. Class B	436	11,245
Viacom, Inc. Class B	1,099	30,596
Walt Disney Co.	9,081	895,114

		2,143,007

METALS & MINING — 0.5%
Freeport-McMoRan, Inc. (a)	1,439	20,203
Newmont Mining Corp.	7,069	265,158
Nucor Corp.	402	22,528
Steel Dynamics, Inc.	263	9,066

		316,955

MORTGAGE REAL ESTATE INVESTMENT — 0.3%
AGNC Investment Corp. REIT	7,674	166,372

MULTI-UTILITIES — 1.2%
Ameren Corp.	291	16,831
CenterPoint Energy, Inc.	370	10,808
CMS Energy Corp.	765	35,435
Consolidated Edison, Inc.	3,803	306,826
Dominion Energy, Inc.	2,426	186,632
DTE Energy Co.	343	36,824
NiSource, Inc.	391	10,006
Public Service Enterprise Group, Inc.	751	34,734
SCANA Corp.	190	9,213
Sempra Energy	269	30,701
WEC Energy Group, Inc.	2,309	144,959

		822,969

MULTILINE RETAIL — 0.5%
Dollar General Corp.	1,486	120,440
Dollar Tree, Inc. (a)	228	19,795
Kohl’s Corp.	642	29,307
Macy’s, Inc.	1,387	30,264
Nordstrom, Inc.	824	38,852
Target Corp.	1,271	75,002

		313,660

OIL, GAS & CONSUMABLE FUELS — 3.1%
Anadarko Petroleum Corp.	516	25,207
Andeavor	470	48,481
Antero Resources Corp. (a)	340	6,766
Apache Corp.	541	24,778
Cabot Oil & Gas Corp.	211	5,644
Chevron Corp.	3,960	465,300
Cimarex Energy Co.	55	6,252
Concho Resources, Inc. (a)	111	14,621
ConocoPhillips	1,512	75,676
Continental Resources, Inc. (a)	70	2,703
Devon Energy Corp.	591	21,696
Diamondback Energy, Inc. (a)	42	4,114
EOG Resources, Inc.	374	36,181
EQT Corp.	144	9,395
Exxon Mobil Corp.	9,276	760,447
Hess Corp.	305	14,301
HollyFrontier Corp.	571	20,539
Kinder Morgan, Inc.	2,684	51,479
Marathon Oil Corp.	1,540	20,882
Marathon Petroleum Corp.	1,356	76,044
Murphy Oil Corp.	406	10,783
Newfield Exploration Co. (a)	118	3,501

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Noble Energy, Inc.	499	$14,152
Occidental Petroleum Corp.	1,951	125,274
ONEOK, Inc.	167	9,253
Parsley Energy, Inc. Class A (a)	112	2,950
Phillips 66	1,130	103,519
Pioneer Natural Resources Co.	99	14,606
Plains GP Holdings L.P. Class A (a)	671	14,675
Range Resources Corp.	306	5,988
Targa Resources Corp.	214	10,122
Valero Energy Corp.	1,543	118,703
Williams Cos., Inc.	623	18,696

		2,142,728

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	281	4,645
Estee Lauder Cos., Inc. Class A	1,137	122,614

		127,259

PHARMACEUTICALS — 5.0%
Allergan PLC	433	88,743
Bristol-Myers Squibb Co.	7,464	475,755
Eli Lilly & Co.	2,951	252,429
Jazz Pharmaceuticals PLC (a)	33	4,826
Johnson & Johnson	13,190	1,714,832
Mallinckrodt PLC (a)	244	9,118
Merck & Co., Inc.	5,171	331,099
Mylan NV (a)	566	17,755
Perrigo Co. PLC	178	15,068
Pfizer, Inc.	13,787	492,196
Zoetis, Inc.	669	42,656

		3,444,477

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	186	19,714
IHS Markit, Ltd. (a)	193	8,507
ManpowerGroup, Inc.	147	17,320
Nielsen Holdings PLC	334	13,844
Robert Half International, Inc.	801	40,322
Verisk Analytics, Inc. (a)	619	51,495

		151,202

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	45	5,354
American Tower Corp. REIT	382	52,212
Annaly Capital Management, Inc. REIT	18,921	230,647
AvalonBay Communities, Inc. REIT	1,223	218,208
Boston Properties, Inc. REIT	207	25,436
Brixmor Property Group, Inc. REIT	324	6,091
Camden Property Trust REIT	245	22,405
Crown Castle International Corp. REIT	1,940	193,961
Digital Realty Trust, Inc. REIT	570	67,448
Duke Realty Corp. REIT	270	7,781
Equinix, Inc. REIT	141	62,928
Equity Residential REIT	2,284	150,584
Essex Property Trust, Inc. REIT	368	93,483
Extra Space Storage, Inc. REIT	203	16,224
Federal Realty Investment Trust REIT	607	75,395
GGP, Inc. REIT	491	10,198
HCP, Inc. REIT	407	11,327
Host Hotels & Resorts, Inc. REIT	879	16,253
Iron Mountain, Inc. REIT	171	6,652

Kimco Realty Corp. REIT	566	11,065
Liberty Property Trust REIT	126	5,174
Macerich Co. REIT	149	8,191
Mid-America Apartment Communities, Inc. REIT	288	30,781
National Retail Properties, Inc. REIT	417	17,372
Prologis, Inc. REIT	446	28,303
Public Storage REIT	1,542	329,973
Realty Income Corp. REIT	2,458	140,573
Regency Centers Corp. REIT	361	22,396
SBA Communications Corp. REIT (a)	21	3,025
Simon Property Group, Inc. REIT	171	27,533
SL Green Realty Corp. REIT	113	11,449
UDR, Inc. REIT	3,116	118,502
Ventas, Inc. REIT	969	63,111
VEREIT, Inc. REIT	1,269	10,520
Vornado Realty Trust REIT	117	8,995
Welltower, Inc. REIT	1,289	90,591
Weyerhaeuser Co. REIT	544	18,512

		2,218,653

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	342	12,955
Jones Lang LaSalle, Inc.	79	9,757

		22,712

ROAD & RAIL — 0.9%
AMERCO	6	2,249
CSX Corp.	717	38,904
JB Hunt Transport Services, Inc.	478	53,096
Kansas City Southern	104	11,303
Knight-Swift Transportation Holdings, Inc. (a)	164	6,814
Norfolk Southern Corp.	306	40,466
Union Pacific Corp.	3,842	445,557

		598,389

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a)	217	2,767
Analog Devices, Inc.	203	17,493
Applied Materials, Inc.	5,147	268,107
Broadcom, Ltd.	133	32,258
Intel Corp.	27,141	1,033,529
KLA-Tencor Corp.	77	8,162
Lam Research Corp.	98	18,134
Marvell Technology Group, Ltd.	297	5,316
Maxim Integrated Products, Inc.	1,368	65,267
Microchip Technology, Inc.	93	8,350
Micron Technology, Inc. (a)	1,536	60,411
NVIDIA Corp.	2,395	428,154
Qorvo, Inc. (a)	88	6,220
QUALCOMM, Inc.	1,689	87,558
Skyworks Solutions, Inc.	947	96,499
Texas Instruments, Inc.	5,455	488,986
Xilinx, Inc.	1,158	82,021

		2,709,232

SOFTWARE — 4.9%
Activision Blizzard, Inc.	338	21,804
Adobe Systems, Inc. (a)	1,044	155,744

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

ANSYS, Inc. (a)	1,145	$140,526
Autodesk, Inc. (a)	7	786
CA, Inc.	382	12,751
Cadence Design Systems, Inc. (a)	2,135	84,268
CDK Global, Inc.	588	37,097
Citrix Systems, Inc. (a)	718	55,157
Dell Technologies, Inc. Class V (a)	4,740	365,975
Electronic Arts, Inc. (a)	472	55,724
Fortinet, Inc. (a)	34	1,219
Intuit, Inc.	1,722	244,765
Microsoft Corp.	22,337	1,663,883
Nuance Communications, Inc. (a)	142	2,232
Oracle Corp.	5,125	247,794
Red Hat, Inc. (a)	38	4,213
salesforce.com, Inc. (a)	432	40,357
ServiceNow, Inc. (a)	1	118
Splunk, Inc. (a)	17	1,129
SS&C Technologies Holdings, Inc.	91	3,654
Symantec Corp.	409	13,419
Synopsys, Inc. (a)	1,421	114,433
VMware, Inc. Class A (a)	946	103,294
Workday, Inc. Class A (a)	15	1,581

		3,371,923

SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	361	35,811
AutoNation, Inc. (a)	243	11,533
AutoZone, Inc. (a)	159	94,623
Bed Bath & Beyond, Inc.	1,161	27,249
Best Buy Co., Inc.	1,821	103,724
CarMax, Inc. (a)	238	18,043
Dick’s Sporting Goods, Inc.	538	14,531
Foot Locker, Inc.	791	27,859
Gap, Inc.	1,535	45,329
Home Depot, Inc.	1,813	296,534
L Brands, Inc.	307	12,774
Lowe’s Cos., Inc.	4,269	341,264
O’Reilly Automotive, Inc. (a)	736	158,512
Ross Stores, Inc.	3,001	193,775
Signet Jewelers, Ltd.	150	9,983
Tiffany & Co.	107	9,820
TJX Cos., Inc.	6,873	506,746
Tractor Supply Co.	768	48,607
Ulta Salon Cosmetics & Fragrance, Inc. (a)	340	76,860

		2,033,577

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	11,599	1,787,638
Hewlett Packard Enterprise Co.	4,103	60,355
HP, Inc.	5,207	103,932
NetApp, Inc.	280	12,253
Seagate Technology PLC	508	16,850
Western Digital Corp.	356	30,758
Xerox Corp.	513	17,078

		2,028,864

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	235	9,466
Hanesbrands, Inc.	396	9,757
lululemon athletica, Inc. (a)	543	33,802

Michael Kors Holdings, Ltd. (a)	1,137	54,405
NIKE, Inc. Class B	7,448	386,179
PVH Corp.	132	16,640
Ralph Lauren Corp.	133	11,743
Under Armour, Inc. Class A (a)	146	2,406
Under Armour, Inc. Class C (a)	109	1,637
VF Corp.	1,876	119,257

		645,292

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	1,025	13,212

TOBACCO — 1.6%
Altria Group, Inc.	14,959	948,700
Philip Morris International, Inc.	1,597	177,283

		1,125,983

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,508	68,735
HD Supply Holdings, Inc. (a)	190	6,853
United Rentals, Inc. (a)	120	16,649
W.W. Grainger, Inc.	306	55,003

		147,240

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	60	4,331

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	830	67,155

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	1,127	8,768
T-Mobile US, Inc. (a)	1,233	76,027

		84,795

TOTAL COMMON STOCKS (Cost $64,472,090)		68,566,423

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e) (Cost $37,105)	37,105	37,105

TOTAL INVESTMENTS — 99.9% (Cost $64,509,195)		68,603,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		62,985

NET ASSETS — 100.0%		$68,666,513

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,884,960	$—	$—	$1,884,960
Air Freight & Logistics	564,402	—	—	564,402
Airlines	91,314	—	—	91,314
Auto Components	298,495	—	—	298,495
Automobiles	409,459	—	—	409,459
Banks	3,105,804	—	—	3,105,804
Beverages	1,919,452	—	—	1,919,452
Biotechnology	1,537,739	—	—	1,537,739
Building Products	100,474	—	—	100,474
Capital Markets	1,162,148	—	—	1,162,148
Chemicals	1,265,295	—	—	1,265,295
Commercial Services & Supplies	885,997	—	—	885,997
Communications Equipment	505,705	—	—	505,705
Construction & Engineering	26,855	—	—	26,855
Construction Materials	16,448	—	—	16,448
Consumer Finance	331,002	—	—	331,002
Containers & Packaging	136,029	—	—	136,029
Distributors	117,560	—	—	117,560
Diversified Consumer Services	6,329	—	—	6,329
Diversified Financial Services	538,175	—	—	538,175
Diversified Telecommunication Services	1,354,353	—	—	1,354,353
Electric Utilities	1,740,605	—	—	1,740,605
Electrical Equipment	256,224	—	—	256,224
Electronic Equipment, Instruments & Components	437,156	—	—	437,156
Energy Equipment & Services	282,536	—	—	282,536
Equity Real Estate Investment Trusts (REITs)	6,079	—	—	6,079
Food & Staples Retailing	1,215,718	—	—	1,215,718
Food Products	1,282,515	—	—	1,282,515
Gas Utilities	17,428	—	—	17,428
Health Care Equipment & Supplies	2,746,521	—	—	2,746,521
Health Care Providers & Services	2,124,663	—	—	2,124,663
Health Care Technology	96,504	—	—	96,504
Hotels, Restaurants & Leisure	1,317,694	—	—	1,317,694
Household Durables	200,742	—	—	200,742
Household Products	1,062,759	—	—	1,062,759
Independent Power Producers & Energy Traders	20,233	—	—	20,233
Industrial Conglomerates	1,560,068	—	—	1,560,068
Insurance	3,035,181	—	—	3,035,181
Internet & Catalog Retail	572,018	—	—	572,018
Internet Software & Services	1,993,635	—	—	1,993,635
IT Services	6,372,694	—	—	6,372,694
Leisure Equipment & Products	66,376	—	—	66,376
Life Sciences Tools & Services	361,210	—	—	361,210
Machinery	839,882	—	—	839,882
Media	2,143,007	—	—	2,143,007
Metals & Mining	316,955	—	—	316,955
Mortgage Real Estate Investment	166,372	—	—	166,372
Multi-Utilities	822,969	—	—	822,969
Multiline Retail	313,660	—	—	313,660
Oil, Gas & Consumable Fuels	2,142,728	—	—	2,142,728
Personal Products	127,259	—	—	127,259

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$3,444,477	$—	$—	$3,444,477
Professional Services	151,202	—	—	151,202
Real Estate Investment Trusts (REITs)	2,218,653	—	—	2,218,653
Real Estate Management & Development	22,712	—	—	22,712
Road & Rail	598,389	—	—	598,389
Semiconductors & Semiconductor Equipment	2,709,232	—	—	2,709,232
Software	3,371,923	—	—	3,371,923
Specialty Retail	2,033,577	—	—	2,033,577
Technology Hardware, Storage & Peripherals	2,028,864	—	—	2,028,864
Textiles, Apparel & Luxury Goods	645,292	—	—	645,292
Thrifts & Mortgage Finance	13,212	—	—	13,212
Tobacco	1,125,983	—	—	1,125,983
Trading Companies & Distributors	147,240	—	—	147,240
Transportation Infrastructure	4,331	—	—	4,331
Water Utilities	67,155	—	—	67,155
Wireless Telecommunication Services	84,795	—	—	84,795
Short-Term Investment	37,105	—	—	37,105

TOTAL INVESTMENTS	$68,603,528	$—	$—	$68,603,528

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	308	$27,637	$16,758	$—	$—	$2,420	490	$46,815	$206
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,244	18,244	726,429	707,568	—	—	37,105	37,105	135

TOTAL		$45,881	$743,187	$707,568	$—	$2,420		$83,920	$341

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
BANKS — 33.5%
BB&T Corp. 5.63%, 06/01/2021 (a)	149,485	$3,983,775
BB&T Corp. 5.85%, 02/01/2018	184,848	4,689,594
BB&T Corp. Series E 5.63%, 02/01/2018	369,696	9,353,309
BB&T Corp. Series F 5.20%, 02/01/2018 (a)	144,664	3,658,553
BB&T Corp. Series G 5.20%, 06/01/2018 (a)	160,739	4,092,415
Fifth Third Bancorp Series I, 3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (b)	144,664	4,338,473
HSBC Holdings PLC 8.13%, 11/22/2017 (a)	307,869	8,398,666
HSBC Holdings PLC Series 2 8.00%, 11/22/2017 (a)	531,773	14,347,236
HSBC Holdings PLC Series A 6.20%, 11/22/2017	204,373	5,393,403
Huntington Bancshares, Inc. Series D 6.25%, 04/15/2021	192,884	5,288,879
ING Groep NV 6.13%, 01/15/2018	225,032	5,837,330
ING Groep NV 6.20%, 10/15/2017	160,739	4,016,868
ING Groep NV 6.38%, 12/15/2017	335,942	8,633,709
JPMorgan Chase & Co. Series AA 6.10%, 09/01/2020 (a)	190,452	5,134,586
JPMorgan Chase & Co. Series BB 6.15%, 09/01/2020	153,698	4,163,679
JPMorgan Chase & Co. Series O 5.50%, 12/01/2017	168,066	4,257,112
JPMorgan Chase & Co. Series P 5.45%, 03/01/2018	120,284	3,067,242
JPMorgan Chase & Co. Series T 6.70%, 03/01/2019	123,628	3,325,593
JPMorgan Chase & Co. Series W 6.30%, 09/01/2019 (a)	117,612	3,142,593
JPMorgan Chase & Co. Series Y 6.13%, 03/01/2020	191,121	5,112,487
KeyCorp Series E, 3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a) (b)	160,739	4,724,119
PNC Financial Services Group, Inc. Series P, 3 Month USD LIBOR + 4.07%, 6.13%, 05/01/2022 (b)	482,214	13,844,364
PNC Financial Services Group, Inc. Series Q 5.38%, 12/01/2017 (a)	154,309	3,971,914
SCE Trust VI 5.00%, 06/26/2022	152,702	3,875,577
SunTrust Banks, Inc. Series E 5.88%, 03/15/2018	144,664	3,681,699
US Bancorp Series B, 3 Month USD LIBOR + 0.60%, 3.50%, 11/20/2017 (b)	321,475	7,535,374
US Bancorp Series F, 3 Month USD LIBOR + 4.47%, 6.50%, 01/15/2022 (b)	353,623	10,308,110
US Bancorp Series H 5.15%, 07/15/2018	160,739	4,151,888
Wells Fargo & Co. 5.20%, 11/20/2017	71,213	1,781,037

Wells Fargo & Co., 3 Month USD LIBOR + 3.09%, 5.85%, 09/15/2023 (b)	164,000	4,473,920
Wells Fargo & Co., 3 Month USD LIBOR + 3.69%, 6.63%, 03/15/2024 (b)	79,755	2,305,717
Wells Fargo & Co. Series J 8.00%, 12/15/2017	205,776	5,247,288
Wells Fargo & Co. Series O 5.13%, 12/15/2017	61,720	1,544,234
Wells Fargo & Co. Series P 5.25%, 06/15/2018	59,342	1,503,133
Wells Fargo & Co. Series T 6.00%, 09/15/2019 (a)	75,958	1,990,859
Wells Fargo & Co. Series V 6.00%, 12/15/2020	94,951	2,511,454
Wells Fargo & Co. Series W 5.70%, 03/15/2021 (a)	94,951	2,468,726
Wells Fargo & Co. Series X 5.50%, 09/15/2021	109,332	2,810,926
Wells Fargo & Co. Series Y 5.63%, 06/15/2022	65,516	1,715,864

		190,681,705

CAPITAL MARKETS — 13.6%
Apollo Global Management LLC 6.38%, 03/15/2022	88,407	2,326,872
Ares Management L.P. Series A 7.00%, 06/30/2021	99,657	2,702,698
Bank of New York Mellon Corp. 5.20%, 12/20/2017	187,260	4,739,551
Carlyle Group L.P. (Series A) 5.88%, 09/15/2022	126,603	3,238,505
Charles Schwab Corp. Series B 6.00%, 11/20/2017	155,916	3,958,707
Charles Schwab Corp. Series C 6.00%, 12/01/2020 (a)	192,884	5,234,872
Charles Schwab Corp. Series D 5.95%, 06/01/2021	241,105	6,543,590
General Electric Co. 4.70%, 05/16/2053	235,360	6,018,155
General Electric Co. 4.88%, 10/15/2052	265,216	6,728,530
General Electric Co. 4.88%, 01/29/2053	203,334	5,187,050
KKR & Co. L.P. Series A 6.75%, 06/15/2021	109,229	2,984,136
Legg Mason, Inc. 5.45%, 09/15/2056	160,739	4,023,297
Legg Mason, Inc. 6.38%, 03/15/2056	80,369	2,154,693
Northern Trust Corp. Series C 5.85%, 10/01/2019	1,988	51,748
State Street Corp. Series C 5.25%, 11/20/2017 (c)	160,739	4,042,586
State Street Corp. Series D, 3 Month USD LIBOR + 3.11%, 5.90%, 03/15/2024 (b) (c)	241,105	6,722,007
State Street Corp. Series E 6.00%, 12/15/2019 (c)	241,105	6,430,270
State Street Corp. Series G, 3 Month USD LIBOR + 3.71%, 5.35%, 03/15/2026 (b) (c)	160,739	4,375,316

		77,462,583

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70%, 03/07/2043	136,628	$3,489,479

CONSUMER FINANCE — 5.0%
Capital One Financial Corp. Series B 6.00%, 11/20/2017 (a)	272,798	6,888,150
Capital One Financial Corp. Series C 6.25%, 09/01/2019	156,999	4,162,043
Capital One Financial Corp. Series D 6.70%, 12/01/2019	156,699	4,257,512
Capital One Financial Corp. Series F 6.20%, 12/01/2020	156,999	4,238,973
Capital One Financial Corp. Series G 5.20%, 12/01/2021	187,060	4,708,300
Capital One Financial Corp. Series H 6.00%, 12/01/2021	155,886	4,154,362

		28,409,340

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
Qwest Corp. 6.13%, 06/01/2053 (a)	204,044	5,176,596
Qwest Corp. 6.50%, 09/01/2056 (a)	255,815	6,467,003
Qwest Corp. 6.63%, 09/15/2055	108,778	2,768,400
Qwest Corp. 6.75%, 06/15/2057 (a)	172,724	4,402,735
Qwest Corp. 6.88%, 10/01/2054	132,219	3,442,983
Qwest Corp. 7.00%, 04/01/2052	138,684	3,517,026
Qwest Corp. 7.00%, 07/01/2052 (a)	104,681	2,653,663
Verizon Communications, Inc. 5.90%, 02/15/2054	160,739	4,370,494

		32,798,900

ELECTRIC UTILITIES — 10.9%
Alabama Power Co. (Series A) 5.00%, 10/01/2022	79,127	2,040,685
Duke Energy Corp. 5.13%, 01/15/2073 (a)	160,739	4,095,630
Entergy Arkansas, Inc. 4.88%, 09/01/2066	131,804	3,296,418
Entergy Louisiana LLC 4.88%, 09/01/2066 (a)	86,799	2,158,691
Entergy Mississippi, Inc. 4.90%, 10/01/2066	83,583	2,084,560
Georgia Power Co. (Series 2017) 5.00%, 10/01/2077	85,457	2,148,389
NextEra Energy Capital Holdings, Inc. 5.00%, 01/15/2073 (a)	144,664	3,645,533
NextEra Energy Capital Holdings, Inc. Series G 5.70%, 03/01/2072	128,591	3,239,207
NextEra Energy Capital Holdings, Inc. Series H 5.63%, 06/15/2072	112,517	2,827,552
NextEra Energy Capital Holdings, Inc. Series I 5.13%, 11/15/2072	160,739	4,042,586
NextEra Energy Capital Holdings, Inc. Series K 5.25%, 06/01/2076	183,240	4,679,950
PPL Capital Funding, Inc. Series B 5.90%, 04/30/2073	144,664	3,719,312
SCE Trust II 5.10%, 03/15/2018 (a)	128,591	3,230,206
SCE Trust IV Series J, 3 Month USD LIBOR + 3.13%, 5.38%, 09/15/2025 (b)	102,602	2,787,696

SCE Trust V Series K, 3 Month USD LIBOR + 3.79%, 5.45%, 03/15/2026 (b)	95,020	2,651,058
Southern Co. 5.25%, 10/01/2076 (a)	257,179	6,560,636
Southern Co. 6.25%, 10/15/2075	321,475	8,808,415

		62,016,524

INSURANCE — 16.1%
Aegon NV 6.38%, 11/22/2017	321,475	8,322,988
Aegon NV 6.50%, 12/15/2017	160,739	4,219,399
Aegon NV 8.00%, 02/15/2042	168,776	4,433,746
Aegon NV Series 1, 3 Month USD LIBOR + 0.88%, 4.00%, 12/15/2017 (b)	1,242	30,056
Aflac, Inc. 5.50%, 09/15/2052	160,739	4,066,697
Allstate Corp. 5.63%, 06/15/2018 (a)	1,427	36,388
Allstate Corp., 3 Month USD LIBOR + 3.17%, 5.10%, 01/15/2053 (b)	160,739	4,315,842
Allstate Corp. Series C 6.75%, 10/15/2018	123,768	3,274,901
Allstate Corp. Series E 6.63%, 04/15/2019	240,302	6,440,094
Arch Capital Group, Ltd. Series C 6.75%, 11/20/2017	11,500	292,675
Arch Capital Group, Ltd. Series E 5.25%, 09/29/2021 (a)	144,664	3,573,201
Aspen Insurance Holdings, Ltd. 5.63%, 01/01/2027 (a)	80,369	2,016,458
Aspen Insurance Holdings, Ltd., 3 Month USD LIBOR + 4.06%, 5.95%, 07/01/2023 (a) (b)	88,407	2,463,019
Axis Capital Holdings, Ltd. Series E 5.50%, 11/07/2021	176,810	4,485,670
Hartford Financial Services Group, Inc., 3 Month USD LIBOR + 5.60%, 7.88%, 04/15/2042 (b)	192,884	5,855,958
MetLife, Inc. Series A, 3 Month USD LIBOR + 1.00%, 4.00%, 11/22/2017 (a) (b)	192,884	4,831,744
PartnerRe, Ltd. Series H 7.25%, 04/29/2021	94,463	2,715,811
Prudential Financial, Inc. 5.70%, 03/15/2053	228,247	5,877,360
Prudential Financial, Inc. 5.75%, 12/15/2052	184,848	4,730,260
Reinsurance Group of America, Inc., 3 Month USD LIBOR + 4.04%, 5.75%, 06/15/2056 (a) (b)	128,591	3,721,424
Reinsurance Group of America, Inc., 3 Month USD LIBOR + 4.37%, 6.20%, 09/15/2042 (b)	128,591	3,658,414
RenaissanceRe Holdings, Ltd. Series E 5.38%, 06/01/2018	88,407	2,226,972
Torchmark Corp. 6.13%, 06/15/2056	96,443	2,587,566
Validus Holdings, Ltd. 5.80%, 06/21/2022	80,369	2,021,280
WR Berkley Corp. 5.63%, 04/30/2053	112,517	2,917,566
WR Berkley Corp. 5.75%, 06/01/2056	93,226	2,445,318

		91,560,807

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.2%
eBay, Inc. 6.00%, 02/01/2056 (a)	241,105	$6,517,068

MACHINERY — 1.1%
Stanley Black & Decker, Inc. 5.75%, 07/25/2052	241,105	6,133,711

MEDIA — 0.4%
Comcast Corp. 5.00%, 12/15/2061	92,423	2,362,332

MULTI-UTILITIES — 2.0%
Dominion Energy, Inc. Series A 5.25%, 07/30/2076	257,179	6,632,646
DTE Energy Co. Series B 5.38%, 06/01/2076	96,443	2,493,052
DTE Energy Co. Series F 6.00%, 12/15/2076	90,013	2,463,656

		11,589,354

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.4%
Digital Realty Trust, Inc. Series G 5.88%, 04/09/2018 (a)	1,242	31,249
Digital Realty Trust, Inc. Series H 7.38%, 03/26/2019	115,458	3,131,221
Digital Realty Trust, Inc. Series I 6.35%, 08/24/2020	80,369	2,175,589
Government Properties Income Trust 5.88%, 05/01/2046 (a)	99,657	2,615,996
National Retail Properties, Inc. Series E 5.70%, 05/30/2018	92,423	2,360,483
National Retail Properties, Inc. Series F 5.20%, 10/11/2021	109,329	2,741,971
PS Business Parks, Inc. Series T 6.00%, 11/20/2017	110,887	2,789,917
Public Storage (Series G) 5.05%, 08/09/2022	96,443	2,434,221
Public Storage Series B 5.40%, 01/20/2021	96,443	2,555,740
Public Storage Series D 4.95%, 07/20/2021 (a)	104,480	2,631,851
Public Storage Series E 4.90%, 10/14/2021	110,887	2,761,086
Public Storage Series F 5.15%, 06/02/2022	90,013	2,280,029
Public Storage Series V 5.38%, 11/20/2017	159,129	4,025,964
Public Storage Series W 5.20%, 01/16/2018	160,739	4,079,556
Public Storage Series Y 6.38%, 03/17/2019	91,620	2,469,159
Public Storage Series Z 6.00%, 06/04/2019 (a)	92,423	2,416,862
Senior Housing Properties Trust 5.63%, 08/01/2042	112,517	2,856,807
Senior Housing Properties Trust 6.25%, 02/01/2046	80,369	2,179,607
Ventas Realty L.P. / Ventas Capital Corp. 5.45%, 03/15/2043	83,182	2,117,814
Vornado Realty Trust Series K 5.70%, 11/20/2017	1,491	37,543
Vornado Realty Trust Series L 5.40%, 01/25/2018	96,443	2,449,652

Wells Fargo Real Estate Investment Corp. Series A 6.38%, 12/11/2019	88,407	2,335,713

		53,478,030

TOTAL PREFERRED STOCKS (Cost $559,593,142)		566,499,833

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	5,195,572	5,195,572
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	12,314,275	12,314,275

TOTAL SHORT-TERM INVESTMENTS (Cost $17,509,847)		17,509,847

TOTAL INVESTMENTS — 102.7% (Cost $577,102,989)		584,009,680
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(15,284,870)

NET ASSETS — 100.0%		$568,724,810

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$190,681,705	$—	$—	$190,681,705
Capital Markets	77,462,583	—	—	77,462,583
Commercial Services & Supplies	3,489,479	—	—	3,489,479
Consumer Finance	28,409,340	—	—	28,409,340
Diversified Telecommunication Services	32,798,900	—	—	32,798,900
Electric Utilities	62,016,524	—	—	62,016,524
Insurance	91,560,807	—	—	91,560,807
Internet Software & Services	6,517,068	—	—	6,517,068
Machinery	6,133,711	—	—	6,133,711
Media	2,362,332	—	—	2,362,332
Multi-Utilities	11,589,354	—	—	11,589,354
Real Estate Investment Trusts (REITs)	53,478,030	—	—	53,478,030
Short-Term Investments	17,509,847	—	—	17,509,847

TOTAL INVESTMENTS	$584,009,680	$—	$—	$584,009,680

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	697,841	$18,834,007	$3,634,826	$773,205	$(1,942)	$(123,507)	803,688	$21,570,179	$260,893
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,189,325	1,189,325	27,400,680	23,394,433	—	—	5,195,572	5,195,572	5,493
State Street Navigator Securities Lending Government Money Market Portfolio	13,741,613	13,741,613	34,649,708	36,077,046	—	—	12,314,275	12,314,275	163,922

TOTAL		$33,764,945	$65,685,214	$60,244,684	$(1,942)	$(123,507)		$39,080,026	$430,308

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Essendant, Inc.	2,936	$38,667

COMMUNICATIONS EQUIPMENT — 5.0%
CalAmp Corp. (a)	3,916	91,047
CommScope Holding Co., Inc. (a)	1,706	56,656
InterDigital, Inc.	734	54,133
Motorola Solutions, Inc.	753	63,907
NetScout Systems, Inc. (a)	1,880	60,818
Ubiquiti Networks, Inc. (a) (b)	1,108	62,070

		388,631

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.2%
CDW Corp.	1,166	76,956
Dolby Laboratories, Inc. Class A	1,330	76,502
Fitbit, Inc. Class A (a) (b)	7,968	55,457
Insight Enterprises, Inc. (a)	1,617	74,253
ScanSource, Inc. (a)	1,542	67,308
SYNNEX Corp.	492	62,243
Tech Data Corp. (a)	704	62,550
VeriFone Systems, Inc. (a)	3,785	76,760
Zebra Technologies Corp. Class A (a)	748	81,218

		633,247

HEALTH CARE TECHNOLOGY — 7.0%
Allscripts Healthcare Solutions, Inc. (a)	5,608	79,802
Cerner Corp. (a)	1,287	91,789
HealthStream, Inc. (a)	2,351	54,943
Inovalon Holdings, Inc. Class A (a) (b)	4,140	70,587
Medidata Solutions, Inc. (a)	1,188	92,735
Quality Systems, Inc. (a)	4,422	69,558
Veeva Systems, Inc. Class A (a)	1,457	82,189

		541,603

INTERNET & CATALOG RETAIL — 3.2%
Groupon, Inc. (a)	16,100	83,720
Netflix, Inc. (a)	507	91,944
Travelport Worldwide, Ltd.	4,588	72,032

		247,696

INTERNET SOFTWARE & SERVICES — 34.5%
58.com, Inc. ADR (a)	1,867	117,882
Alphabet, Inc. Class A (a)	77	74,976
Autohome, Inc. ADR (a)	2,262	135,901
Baidu, Inc. ADR (a)	365	90,407
Bankrate, Inc. (a)	6,020	83,979
Baozun, Inc. ADR (a) (b)	5,095	166,912
Bitauto Holdings, Ltd. ADR (a) (b)	3,150	140,742
Facebook, Inc. Class A (a)	521	89,023
Fang Holdings, Ltd. ADR (a) (b)	21,050	85,253
GrubHub, Inc. (a)	1,644	86,573
IAC/InterActiveCorp (a)	913	107,351
LogMeIn, Inc.	741	81,547
Match Group, Inc. (a) (b)	3,431	79,565
Momo, Inc. ADR (a)	3,039	95,242
Pandora Media, Inc. (a) (b)	4,512	34,742
Q2 Holdings, Inc. (a)	1,956	81,467
Quotient Technology, Inc. (a) (b)	5,192	81,255
Shopify, Inc. Class A (a) (b)	1,476	171,939
SINA Corp. (a)	863	98,943

Sohu.com, Inc. (a)	1,695	92,293
SPS Commerce, Inc. (a)	892	50,585
TrueCar, Inc. (a)	4,811	75,966
Twitter, Inc. (a)	3,171	53,495
Weibo Corp. ADR (a) (b)	1,286	127,237
Yandex NV Class A (a)	3,137	103,364
Yelp, Inc. (a)	1,726	74,736
YY, Inc. ADR (a)	1,396	121,145
Zillow Group, Inc. Class C (a) (b)	1,688	67,875

		2,670,395

IT SERVICES — 10.6%
Accenture PLC Class A	505	68,210
DXC Technology Co.	1,244	106,835
EPAM Systems, Inc. (a)	986	86,699
International Business Machines Corp.	374	54,260
Jack Henry & Associates, Inc.	696	71,542
Sabre Corp.	2,302	41,666
Square, Inc. Class A (a) (b)	4,486	129,242
Syntel, Inc.	3,133	61,563
Teradata Corp. (a) (b)	2,179	73,628
Unisys Corp. (a) (b)	3,919	33,312
Virtusa Corp. (a)	2,606	98,455

		825,412

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Ambarella, Inc. (a)	1,144	56,067
Cavium, Inc. (a)	967	63,764
Marvell Technology Group, Ltd.	4,342	77,722
NVIDIA Corp.	679	121,385
Qorvo, Inc. (a)	1,103	77,960
QUALCOMM, Inc.	909	47,122
Silicon Motion Technology Corp. ADR (b)	1,389	66,714

		510,734

SOFTWARE — 20.7%
ACI Worldwide, Inc. (a)	3,140	71,529
Adobe Systems, Inc. (a)	597	89,061
CA, Inc.	1,967	65,659
Check Point Software Technologies, Ltd. (a)	731	83,349
Citrix Systems, Inc. (a)	698	53,620
CyberArk Software, Ltd. (a)	1,303	53,423
Ebix, Inc.	1,044	68,121
Ellie Mae, Inc. (a)	747	61,351
Fair Isaac Corp.	510	71,655
FireEye, Inc. (a) (b)	4,551	76,320
Gigamon, Inc. (a) (b)	1,312	55,301
Globant SA (a) (b)	1,869	74,891
Guidewire Software, Inc. (a)	1,154	89,850
Imperva, Inc. (a)	1,648	71,523
Monotype Imaging Holdings, Inc.	2,996	57,673
Proofpoint, Inc. (a)	862	75,184
Qualys, Inc. (a)	1,888	97,798
RealPage, Inc. (a)	2,043	81,516
SS&C Technologies Holdings, Inc.	2,131	85,560
Symantec Corp.	2,510	82,353
TiVo Corp.	2,878	57,128
VMware, Inc. Class A (a) (b)	773	84,404

		1,607,269

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Apple, Inc.	547	$84,303
Hewlett Packard Enterprise Co.	3,277	48,205

		132,508

THRIFTS & MORTGAGE FINANCE — 1.9%
LendingTree, Inc. (a)	592	144,714

TOTAL COMMON STOCKS (Cost $6,245,601)		7,740,876

SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d)	9,624	9,624
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	708,365	708,365

TOTAL SHORT-TERM INVESTMENTS (Cost $717,989)		717,989

TOTAL INVESTMENTS — 109.1% (Cost $6,963,590)		8,458,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(709,059)

NET ASSETS — 100.0%		$7,749,806

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Commercial Services & Supplies	$38,667	$—	$—	$38,667
Communications Equipment	388,631	—	—	388,631
Electronic Equipment, Instruments & Components	633,247	—	—	633,247
Health Care Technology	541,603	—	—	541,603
Internet & Catalog Retail	247,696	—	—	247,696
Internet Software & Services	2,670,395	—	—	2,670,395
IT Services	825,412	—	—	825,412
Semiconductors & Semiconductor Equipment	510,734	—	—	510,734
Software	1,607,269	—	—	1,607,269
Technology Hardware, Storage & Peripherals	132,508	—	—	132,508
Thrifts & Mortgage Finance	144,714	—	—	144,714
Short-Term Investments	717,989	—	—	717,989

TOTAL INVESTMENTS	$8,458,865	$—	$—	$8,458,865

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,520	$8,520	$87,438	$86,334	$—	$—	9,624	$9,624	$22
State Street Navigator Securities Lending Government Money Market Portfolio	498,534	498,534	2,064,213	1,854,382	—	—	708,365	708,365	1,524

TOTAL		$507,054	$2,151,651	$1,940,716	$—	$—		$717,989	$1,546

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.0%
Arconic, Inc.	40,714	$1,012,964
Lockheed Martin Corp.	27,865	8,646,231
Northrop Grumman Corp.	16,663	4,794,278
Spirit AeroSystems Holdings, Inc. Class A	11,345	881,733
Teledyne Technologies, Inc. (a)	3,064	487,728
Textron, Inc.	26,151	1,409,016

		17,231,950

AIRLINES — 1.2%
Alaska Air Group, Inc.	11,643	888,012
Southwest Airlines Co.	58,544	3,277,293

		4,165,305

BANKS — 3.6%
Bank of Hawaii Corp.	3,953	329,522
BankUnited, Inc.	9,922	352,926
Comerica, Inc.	17,197	1,311,443
East West Bancorp, Inc.	13,517	808,046
Signature Bank (a)	5,049	646,474
Umpqua Holdings Corp.	20,638	402,647
US Bancorp	161,911	8,676,811

		12,527,869

BEVERAGES — 9.8%
Coca-Cola Co.	408,381	18,381,229
PepsiCo, Inc.	136,957	15,261,118

		33,642,347

BIOTECHNOLOGY — 5.7%
Alexion Pharmaceuticals, Inc. (a)	21,705	3,044,995
Amgen, Inc.	70,726	13,186,863
Bioverativ, Inc. (a)	10,066	574,467
Clovis Oncology, Inc. (a) (b)	4,205	346,492
Exact Sciences Corp. (a)	10,926	514,833
Ionis Pharmaceuticals, Inc. (a)	11,619	589,083
Portola Pharmaceuticals, Inc. (a)	5,310	286,899
Seattle Genetics, Inc. (a) (b)	13,364	727,135
TESARO, Inc. (a) (b)	3,503	452,237

		19,723,004

BUILDING PRODUCTS — 0.1%
USG Corp. (a) (b)	12,354	403,358

CAPITAL MARKETS — 1.6%
Ameriprise Financial, Inc.	14,797	2,197,503
CBOE Holdings, Inc.	9,956	1,071,564
Franklin Resources, Inc.	32,453	1,444,483
Morningstar, Inc.	1,636	139,044
Voya Financial, Inc.	17,561	700,508

		5,553,102

CHEMICALS — 0.7%
Chemours Co.	17,357	878,438
International Flavors & Fragrances, Inc.	7,436	1,062,679
Valvoline, Inc.	19,298	452,538

		2,393,655

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,546	331,676
Rollins, Inc.	8,932	412,123

		743,799

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	17,965	596,618

CONSUMER FINANCE — 3.1%
American Express Co.	86,172	7,795,119
Discover Financial Services	36,750	2,369,640
Navient Corp.	26,670	400,584
Santander Consumer USA Holdings, Inc. (a)	10,620	163,229

		10,728,572

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	8,638	393,634

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	4,798	413,636

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
CenturyLink, Inc. (b)	51,413	971,706
Zayo Group Holdings, Inc. (a)	17,156	590,509

		1,562,215

ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	21,543	895,543
American Electric Power Co., Inc.	47,715	3,351,502
Great Plains Energy, Inc.	20,294	614,908
PG&E Corp.	49,394	3,363,237
Pinnacle West Capital Corp.	10,534	890,755
Portland General Electric Co.	8,388	382,828

		9,498,773

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	11,719	460,556
CDW Corp.	14,632	965,712
Universal Display Corp.	3,955	509,602

		1,935,870

ENERGY EQUIPMENT & SERVICES — 0.6%
Helmerich & Payne, Inc. (b)	10,007	521,465
National Oilwell Varco, Inc.	35,846	1,280,777
RPC, Inc. (b)	5,492	136,147

		1,938,389

FOOD & STAPLES RETAILING — 2.8%
CVS Health Corp.	97,768	7,950,494
Kroger Co.	86,902	1,743,254

		9,693,748

FOOD PRODUCTS — 0.5%
Lamb Weston Holdings, Inc.	13,783	646,285
McCormick & Co., Inc.	11,068	1,136,019

		1,782,304

GAS UTILITIES — 0.2%
National Fuel Gas Co. (b)	7,568	428,425
New Jersey Resources Corp.	8,047	339,181

		767,606

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Alere, Inc. (a)	8,172	416,690
Align Technology, Inc. (a)	7,142	1,330,341
IDEXX Laboratories, Inc. (a)	8,470	1,317,000

		3,064,031

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	31,727	$5,044,910
AmerisourceBergen Corp.	15,814	1,308,608
Cardinal Health, Inc.	30,674	2,052,704
Centene Corp. (a)	16,250	1,572,512
Chemed Corp.	1,432	289,336
HealthSouth Corp.	8,176	378,958
Molina Healthcare, Inc. (a) (b)	4,183	287,623
WellCare Health Plans, Inc. (a)	4,186	718,904

		11,653,555

HOTELS, RESTAURANTS & LEISURE — 4.4%
Dunkin’ Brands Group, Inc.	8,680	460,734
ILG, Inc.	9,973	266,578
McDonald’s Corp.	78,391	12,282,302
Vail Resorts, Inc.	3,778	861,837
Yum China Holdings, Inc. (a)	36,019	1,439,680

		15,311,131

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,772	295,005

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	12,572	1,658,373

INSURANCE — 2.5%
Assurant, Inc.	5,080	485,242
Hartford Financial Services Group, Inc.	35,727	1,980,348
Principal Financial Group, Inc.	27,981	1,800,297
Prudential Financial, Inc.	41,436	4,405,475

		8,671,362

INTERNET SOFTWARE & SERVICES — 1.6%
eBay, Inc. (a)	97,972	3,768,003
GoDaddy, Inc. Class A (a)	6,193	269,458
GrubHub, Inc. (a) (b)	8,003	421,438
Twitter, Inc. (a)	59,577	1,005,064

		5,463,963

IT SERVICES — 12.1%
Alliance Data Systems Corp.	5,129	1,136,330
Booz Allen Hamilton Holding Corp.	13,647	510,261
Fidelity National Information Services, Inc.	31,861	2,975,499
International Business Machines Corp.	90,333	13,105,512
Jack Henry & Associates, Inc.	7,328	753,245
Leidos Holdings, Inc.	13,528	801,128
Mastercard, Inc. Class A	90,542	12,784,530
MAXIMUS, Inc.	6,063	391,064
PayPal Holdings, Inc. (a)	108,706	6,960,445
Square, Inc. Class A (a) (b)	19,835	571,446
Vantiv, Inc. Class A (a)	15,797	1,113,215
WEX, Inc. (a)	3,774	423,518

		41,526,193

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (b)	32,267	499,493

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,422	477,664

MACHINERY — 1.9%
Illinois Tool Works, Inc.	33,367	4,936,981

ITT, Inc.	8,300	367,441
Pentair PLC	17,153	1,165,718

		6,470,140

MEDIA — 2.8%
Discovery Communications, Inc. Class A (a)	14,195	302,212
Scripps Networks Interactive, Inc. Class A	7,988	686,089
Time Warner, Inc.	74,511	7,633,652
Viacom, Inc. Class B	33,083	921,031

		9,542,984

METALS & MINING — 0.2%
Alcoa Corp.	16,192	754,871

MULTI-UTILITIES — 0.8%
Sempra Energy	24,313	2,774,843

MULTILINE RETAIL — 1.2%
Macy’s, Inc. (b)	28,709	626,430
Nordstrom, Inc.	10,822	510,257
Target Corp.	53,479	3,155,796

		4,292,483

OIL, GAS & CONSUMABLE FUELS — 5.2%
Concho Resources, Inc. (a) (b)	14,183	1,868,185
EQT Corp.	16,258	1,060,672
Occidental Petroleum Corp.	73,866	4,742,936
Phillips 66	47,593	4,359,994
Pioneer Natural Resources Co.	16,428	2,423,787
Valero Energy Corp.	43,271	3,328,838

		17,784,412

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	21,412	2,309,070

PHARMACEUTICALS — 7.1%
Jazz Pharmaceuticals PLC (a)	5,514	806,423
Pfizer, Inc.	574,305	20,502,688
Zoetis, Inc.	47,658	3,038,674

		24,347,785

PROFESSIONAL SERVICES — 1.8%
Dun & Bradstreet Corp.	3,489	406,154
Equifax, Inc.	11,632	1,232,876
IHS Markit, Ltd. (a)	37,857	1,668,737
ManpowerGroup, Inc.	6,316	744,151
Nielsen Holdings PLC	34,766	1,441,051
Robert Half International, Inc.	11,622	585,051

		6,078,020

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
American Campus Communities, Inc. REIT	12,560	554,524
American Homes 4 Rent Class A REIT	21,443	465,528
Apartment Investment & Management Co. Class A REIT	14,705	644,961
Camden Property Trust REIT	7,964	728,308
GGP, Inc. REIT (b)	61,016	1,267,302
Healthcare Realty Trust, Inc. REIT	10,822	349,983
Iron Mountain, Inc. REIT	23,586	917,495
Rayonier, Inc. REIT	12,150	351,014
Realty Income Corp. REIT (b)	26,631	1,523,027
Ryman Hospitality Properties, Inc. REIT	4,696	293,453

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

STORE Capital Corp. REIT	16,032	$398,716
Sun Communities, Inc. REIT	6,740	577,483
VEREIT, Inc. REIT	91,999	762,672

		8,834,466

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp.	12,970	427,361

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Lam Research Corp.	15,645	2,894,951
Texas Instruments, Inc.	96,010	8,606,336

		11,501,287

SOFTWARE — 2.1%
ANSYS, Inc. (a)	8,086	992,395
Ellie Mae, Inc. (a)	3,095	254,193
Fortinet, Inc. (a)	13,989	501,366
Intuit, Inc.	23,336	3,316,979
Take-Two Interactive Software, Inc. (a)	9,658	987,337
Workday, Inc. Class A (a)	12,734	1,342,036

		7,394,306

SPECIALTY RETAIL — 2.7%
Best Buy Co., Inc.	25,557	1,455,727
Gap, Inc.	21,464	633,832
L Brands, Inc. (b)	22,616	941,052
TJX Cos., Inc.	62,202	4,586,153
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,773	1,305,044
Williams-Sonoma, Inc. (b)	7,460	371,956

		9,293,764

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Corp.	22,449	747,327

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	27,499	1,107,660
lululemon athletica, Inc. (a)	9,054	563,611
Ralph Lauren Corp.	5,106	450,809

		2,122,080

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	5,275	85,086

TRADING COMPANIES & DISTRIBUTORS — 0.3%
HD Supply Holdings, Inc. (a)	19,095	688,757
Watsco, Inc.	2,858	460,338

		1,149,095

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	17,364	1,404,921
Aqua America, Inc.	16,785	557,094

		1,962,015

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	28,471	1,755,522

TOTAL COMMON STOCKS (Cost $310,222,022)		343,943,441

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	251,990	251,990
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	123,498	123,498

TOTAL SHORT-TERM INVESTMENTS (Cost $375,488)		375,488

TOTAL INVESTMENTS — 99.9% (Cost $310,597,510)		344,318,929
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		304,480

NET ASSETS — 100.0%		$344,623,409

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$17,231,950	$—	$—	$17,231,950
Airlines	4,165,305	—	—	4,165,305
Banks	12,527,869	—	—	12,527,869
Beverages	33,642,347	—	—	33,642,347
Biotechnology	19,723,004	—	—	19,723,004

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Building Products	$403,358	$—	$—	$403,358
Capital Markets	5,553,102	—	—	5,553,102
Chemicals	2,393,655	—	—	2,393,655
Commercial Services & Supplies	743,799	—	—	743,799
Communications Equipment	596,618	—	—	596,618
Consumer Finance	10,728,572	—	—	10,728,572
Containers & Packaging	393,634	—	—	393,634
Diversified Consumer Services	413,636	—	—	413,636
Diversified Telecommunication Services	1,562,215	—	—	1,562,215
Electric Utilities	9,498,773	—	—	9,498,773
Electronic Equipment, Instruments & Components	1,935,870	—	—	1,935,870
Energy Equipment & Services	1,938,389	—	—	1,938,389
Food & Staples Retailing	9,693,748	—	—	9,693,748
Food Products	1,782,304	—	—	1,782,304
Gas Utilities	767,606	—	—	767,606
Health Care Equipment & Supplies	3,064,031	—	—	3,064,031
Health Care Providers & Services	11,653,555	—	—	11,653,555
Hotels, Restaurants & Leisure	15,311,131	—	—	15,311,131
Household Durables	295,005	—	—	295,005
Household Products	1,658,373	—	—	1,658,373
Insurance	8,671,362	—	—	8,671,362
Internet Software & Services	5,463,963	—	—	5,463,963
IT Services.	41,526,193	—	—	41,526,193
Leisure Equipment & Products	499,493	—	—	499,493
Life Sciences Tools & Services	477,664	—	—	477,664
Machinery	6,470,140	—	—	6,470,140
Media	9,542,984	—	—	9,542,984
Metals & Mining	754,871	—	—	754,871
Multi-Utilities	2,774,843	—	—	2,774,843
Multiline Retail	4,292,483	—	—	4,292,483
Oil, Gas & Consumable Fuels	17,784,412	—	—	17,784,412
Personal Products	2,309,070	—	—	2,309,070
Pharmaceuticals	24,347,785	—	—	24,347,785
Professional Services	6,078,020	—	—	6,078,020
Real Estate Investment Trusts (REITs)	8,834,466	—	—	8,834,466
Real Estate Management & Development	427,361	—	—	427,361
Semiconductors & Semiconductor Equipment	11,501,287	—	—	11,501,287
Software	7,394,306	—	—	7,394,306
Specialty Retail	9,293,764	—	—	9,293,764
Technology Hardware, Storage & Peripherals	747,327	—	—	747,327
Textiles, Apparel & Luxury Goods	2,122,080	—	—	2,122,080
Thrifts & Mortgage Finance	85,086	—	—	85,086
Trading Companies & Distributors	1,149,095	—	—	1,149,095
Water Utilities	1,962,015	—	—	1,962,015
Wireless Telecommunication Services	1,755,522	—	—	1,755,522
Short-Term Investments	375,488	—	—	375,488

TOTAL INVESTMENTS	$344,318,929	$—	$—	$344,318,929

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	357,821	$357,821	$2,455,883	$2,561,714	$—	$—	251,990	$251,990	$889
State Street Navigator Securities Lending Government Money Market Portfolio	313,614	313,614	2,887,938	3,078,054	—	—	123,498	123,498	1,524

TOTAL		$671,435	$5,343,821	$5,639,768	$—	$—		$375,488	$2,413

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS (a) — 99.8%
U.S. Treasury Bill:
9.07%, 11/9/2017	$232,853,000	$232,617,118
9.11%, 11/2/2017	182,232,000	182,081,409
9.15%, 11/16/2017	182,232,000	182,012,802
9.52%, 12/14/2017	182,232,000	181,878,178
9.68%, 11/24/2017	182,232,000	181,965,274
9.76%, 12/7/2017	232,853,000	232,432,507
9.81%, 12/21/2017	189,825,000	189,406,330
10.02%, 11/30/2017	182,232,000	181,936,565
10.45%, 12/28/2017	189,825,000	189,344,466

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,753,671,876)		1,753,674,649

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $3,150,577)	3,150,577	3,150,577

TOTAL INVESTMENTS — 100.0% (Cost $1,756,822,453)		1,756,825,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(194,403)

NET ASSETS — 100.0%		$1,756,630,823

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,753,674,649	$—	$1,753,674,649
Short-Term Investment	3,150,577	—	—	3,150,577

TOTAL INVESTMENTS	$3,150,577	$1,753,674,649	$—	$1,756,825,226

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,071,521	$3,071,521	$4,061,591	$3,982,535	$—	$—	3,150,577	$3,150,577	$5,951

TOTAL		$3,071,521	$4,061,591	$3,982,535	$—	$—		$3,150,577	$5,951

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$18,603,639	$17,415,239
0.75%, 2/15/2042	18,998,396	18,387,788
0.75%, 2/15/2045	18,140,685	17,331,248
0.88%, 2/15/2047	10,447,551	10,305,882
1.00%, 2/15/2046	15,973,161	16,225,377
1.38%, 2/15/2044	18,336,716	20,259,871
1.75%, 1/15/2028	13,860,617	15,525,416
2.00%, 1/15/2026	18,715,454	21,059,752
2.13%, 2/15/2040	13,023,524	16,409,380
2.13%, 2/15/2041	20,342,293	25,764,735
2.38%, 1/15/2025	27,589,798	31,538,726
2.38%, 1/15/2027	15,116,919	17,680,144
2.50%, 1/15/2029	12,240,635	14,786,687
3.38%, 4/15/2032	5,295,912	7,308,147
3.63%, 4/15/2028	19,272,314	25,250,971
3.88%, 4/15/2029	22,007,239	29,970,999
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	39,553,801	39,713,203
0.13%, 4/15/2020	39,705,879	39,913,541
0.13%, 4/15/2021	35,229,973	35,344,471
0.13%, 1/15/2022	33,876,284	33,999,255
0.13%, 4/15/2022	23,245,579	23,252,785
0.13%, 7/15/2022	33,113,091	33,284,617
0.13%, 1/15/2023	32,989,571	32,922,932
0.13%, 7/15/2024	32,073,346	31,769,932
0.13%, 7/15/2026	28,573,869	27,803,232
0.25%, 1/15/2025	32,149,371	31,849,739
0.38%, 7/15/2023	32,721,121	33,161,547
0.38%, 7/15/2025	32,110,184	32,136,835
0.38%, 1/15/2027	29,599,186	29,258,500
0.38%, 7/15/2027	19,226,217	19,048,759

0.63%, 7/15/2021	29,534,350	30,363,674
0.63%, 1/15/2024	32,635,266	33,343,452
0.63%, 1/15/2026	33,161,729	33,625,993
1.13%, 1/15/2021	31,139,897	32,387,984
1.25%, 7/15/2020	27,575,231	28,738,078
1.38%, 1/15/2020	16,295,468	16,884,223
1.63%, 1/15/2018	2	2
1.88%, 7/15/2019	13,212,600	13,769,115
2.13%, 1/15/2019	12,706,171	13,107,813

TOTAL U.S. TREASURY OBLIGATIONS (Cost $947,425,410)		950,900,044

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $67,858)	67,858	67,858

TOTAL INVESTMENTS — 99.8% (Cost $947,493,268)		950,967,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,051,298

NET ASSETS — 100.0%		$953,019,200

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$950,900,044	$—	$950,900,044
Short-Term Investment	67,858	—	—	67,858

TOTAL INVESTMENTS	$67,858	$950,900,044	$—	$950,967,902

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,605	$75,605	$13,738,588	$13,746,335	$—	$—	67,858	$67,858	$2,344
State Street Navigator Securities Lending Government Money Market Portfolio	36,630	36,630	46,527,822	46,564,452	—	—	—	—	1,968

TOTAL		$112,235	$60,266,410	$60,310,787	$—	$—		$67,858	$4,312

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$3,159,115	$3,554,826
2.38%, 1/15/2025	4,657,108	5,323,680
2.38%, 1/15/2027	2,562,104	2,996,535
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	6,675,281	6,702,183
0.13%, 4/15/2020	6,702,451	6,737,504
0.13%, 4/15/2021	5,946,862	5,966,189
0.13%, 1/15/2022	5,718,069	5,738,826
0.13%, 4/15/2022	3,923,588	3,924,804
0.13%, 7/15/2022	5,588,225	5,617,172
0.13%, 1/15/2023	5,568,495	5,557,247
0.13%, 7/15/2024	5,414,104	5,362,887
0.13%, 7/15/2026	4,818,228	4,688,280
0.25%, 1/15/2025	5,427,190	5,376,609
0.38%, 7/15/2023	5,523,341	5,597,685
0.38%, 7/15/2025	5,419,542	5,424,040
0.38%, 1/15/2027	4,994,059	4,936,578
0.38%, 7/15/2027	3,150,937	3,121,853
0.63%, 7/15/2021	4,985,590	5,125,586
0.63%, 1/15/2024	5,508,844	5,628,386
0.63%, 1/15/2026	5,597,721	5,676,089
1.13%, 1/15/2021	5,256,778	5,467,470
1.25%, 7/15/2020	4,654,859	4,851,155
1.38%, 1/15/2020	2,751,225	2,850,626

1.88%, 7/15/2019	2,230,810	2,324,771
2.13%, 1/15/2019	2,145,904	2,213,736

TOTAL U.S. TREASURY OBLIGATIONS (Cost $121,193,859)		120,764,717

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $7,282)	7,282	7,282

TOTAL INVESTMENTS — 99.9% (Cost $121,201,141)		120,771,999
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		160,268

NET ASSETS — 100.0%		$120,932,267

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$120,764,717	$—	$120,764,717
Short-Term Investment	7,282	—	—	7,282

TOTAL INVESTMENTS	$7,282	$120,764,717	$—	$120,771,999

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,529	$15,529	$889,194	$897,441	$—	$—	7,282	$7,282	$258
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	7,922,565	7,922,565	—	—	—	—	868

TOTAL		$15,529	$8,811,759	$8,820,006	$—	$—		$7,282	$1,126

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
7.25%, 8/15/2022	$150,000	$187,212
7.88%, 2/15/2021	81,900	98,471
8.00%, 11/15/2021	396,000	493,594
8.13%, 8/15/2019	85,200	95,686
8.13%, 5/15/2021	75,600	92,602
8.13%, 8/15/2021	138,800	171,883
8.50%, 2/15/2020	68,300	79,466
8.75%, 5/15/2020	184,300	218,554
8.75%, 8/15/2020	264,100	316,997
8.88%, 2/15/2019	102,400	112,898
9.00%, 11/15/2018	85,200	92,504
Treasury Notes:
0.75%, 10/31/2018	559,900	556,165
0.75%, 2/15/2019	1,518,100	1,504,513
0.75%, 7/15/2019	389,400	384,606
0.75%, 8/15/2019	691,100	682,095
0.88%, 10/15/2018	374,900	372,999
0.88%, 4/15/2019	1,892,300	1,876,405
0.88%, 5/15/2019	377,800	374,434
0.88%, 6/15/2019	896,600	888,029
0.88%, 7/31/2019	170,600	168,833
0.88%, 9/15/2019	617,800	610,683
1.00%, 11/30/2018	1,640,200	1,632,950
1.00%, 3/15/2019	507,600	504,620
1.00%, 6/30/2019	1,191,900	1,183,020
1.00%, 8/31/2019	1,568,100	1,554,489
1.00%, 9/30/2019	777,200	770,034
1.00%, 10/15/2019	679,100	672,520
1.00%, 11/15/2019	593,700	587,573
1.00%, 11/30/2019	570,200	564,230
1.13%, 1/15/2019	378,500	377,137
1.13%, 1/31/2019	832,200	829,088
1.13%, 2/28/2019	920,600	917,000
1.13%, 5/31/2019	119,000	118,401
1.13%, 12/31/2019	572,700	567,838
1.13%, 3/31/2020	187,600	185,632
1.13%, 4/30/2020	453,700	448,723
1.13%, 2/28/2021	983,800	964,724
1.13%, 6/30/2021	2,322,500	2,269,013
1.13%, 7/31/2021	1,072,400	1,046,351
1.13%, 8/31/2021	1,196,000	1,165,753
1.13%, 9/30/2021	2,039,600	1,986,061
1.25%, 10/31/2018	854,800	853,603
1.25%, 11/15/2018	649,000	647,988
1.25%, 11/30/2018	2,690,400	2,686,176
1.25%, 12/15/2018	678,500	677,353
1.25%, 12/31/2018	525,400	524,491
1.25%, 1/31/2019	663,200	661,794
1.25%, 3/31/2019	684,200	682,462
1.25%, 4/30/2019	913,000	910,508
1.25%, 5/31/2019	750,000	747,750
1.25%, 6/30/2019	500,000	498,285
1.25%, 8/31/2019 (a)	500,000	497,935
1.25%, 10/31/2019	288,300	286,902
1.25%, 1/31/2020	1,822,400	1,810,609
1.25%, 2/29/2020	657,600	653,076
1.25%, 3/31/2021	1,043,600	1,026,777

1.25%, 10/31/2021	882,000	862,349
1.38%, 11/30/2018	153,100	153,069
1.38%, 12/31/2018	430,700	430,562
1.38%, 2/28/2019	1,207,200	1,206,500
1.38%, 7/31/2019	350,000	349,468
1.38%, 9/30/2019	475,000	474,060
1.38%, 12/15/2019	647,000	645,085
1.38%, 1/15/2020	688,400	686,135
1.38%, 1/31/2020	513,600	511,787
1.38%, 2/15/2020	776,700	773,694
1.38%, 2/29/2020	1,932,300	1,924,551
1.38%, 3/31/2020	1,207,700	1,202,193
1.38%, 4/30/2020	2,295,500	2,284,298
1.38%, 5/31/2020	879,800	875,225
1.38%, 8/31/2020	1,110,200	1,102,728
1.38%, 9/15/2020	500,000	496,565
1.38%, 9/30/2020	937,200	930,283
1.38%, 10/31/2020	1,028,700	1,020,337
1.38%, 1/31/2021	944,400	934,512
1.38%, 4/30/2021	1,181,400	1,166,455
1.38%, 5/31/2021	937,000	924,351
1.50%, 12/31/2018	1,030,100	1,031,223
1.50%, 1/31/2019	952,300	953,357
1.50%, 2/28/2019	1,133,600	1,134,824
1.50%, 3/31/2019	153,100	153,282
1.50%, 5/31/2019	1,186,000	1,187,210
1.50%, 10/31/2019	1,399,300	1,399,552
1.50%, 11/30/2019	1,513,600	1,513,358
1.50%, 4/15/2020	884,800	883,331
1.50%, 5/15/2020	850,000	848,411
1.50%, 5/31/2020	1,204,800	1,202,270
1.50%, 6/15/2020	750,000	748,395
1.50%, 7/15/2020	500,000	498,650
1.50%, 8/15/2020	500,000	498,535
1.50%, 1/31/2022	776,700	765,166
1.63%, 3/31/2019	944,400	947,280
1.63%, 4/30/2019	1,147,400	1,150,946
1.63%, 6/30/2019	702,400	704,486
1.63%, 7/31/2019	930,200	932,963
1.63%, 8/31/2019	1,378,300	1,382,407
1.63%, 12/31/2019	1,083,200	1,085,821
1.63%, 3/15/2020	434,200	434,942
1.63%, 6/30/2020	1,619,300	1,620,822
1.63%, 7/31/2020	986,200	986,890
1.63%, 11/30/2020	1,928,500	1,925,916
1.63%, 8/15/2022	700,000	691,117
1.63%, 8/31/2022 (a)	1,000,000	986,350
1.75%, 10/31/2018	692,200	694,913
1.75%, 9/30/2019	889,200	893,842
1.75%, 10/31/2020	769,400	771,793
1.75%, 12/31/2020	791,500	793,075
1.75%, 11/30/2021	2,166,000	2,158,744
1.75%, 2/28/2022	776,700	772,941
1.75%, 3/31/2022	851,600	846,848
1.75%, 4/30/2022	884,800	879,367
1.75%, 5/15/2022	1,000,000	994,620
1.75%, 5/31/2022	1,050,000	1,043,154
1.75%, 6/30/2022	1,000,000	992,710
1.75%, 9/30/2022	2,000,000	1,988,652

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.88%, 6/30/2020	$489,600	$493,419
1.88%, 11/30/2021	791,400	793,133
1.88%, 1/31/2022	1,087,200	1,087,831
1.88%, 2/28/2022	1,165,100	1,165,496
1.88%, 3/31/2022	1,192,300	1,191,990
1.88%, 4/30/2022	1,228,800	1,227,670
1.88%, 5/31/2022	1,000,000	999,250
1.88%, 7/31/2022	1,300,000	1,297,166
1.88%, 8/31/2022	1,000,000	997,500
2.00%, 7/31/2020	606,300	612,933
2.00%, 9/30/2020	1,126,900	1,138,958
2.00%, 11/30/2020	407,800	411,976
2.00%, 2/28/2021	1,368,500	1,382,007
2.00%, 5/31/2021	1,813,600	1,829,759
2.00%, 8/31/2021	691,100	696,580
2.00%, 10/31/2021	848,100	854,283
2.00%, 11/15/2021	989,700	997,251
2.00%, 12/31/2021	1,128,600	1,135,688
2.00%, 2/15/2022	893,000	898,912
2.00%, 7/31/2022	1,000,000	1,003,920
2.13%, 8/31/2020	1,044,600	1,059,674
2.13%, 1/31/2021	885,600	898,069
2.13%, 6/30/2021	982,700	995,672
2.13%, 8/15/2021	1,001,800	1,014,663
2.13%, 9/30/2021	880,300	891,057
2.13%, 12/31/2021	1,133,800	1,146,669
2.13%, 6/30/2022	975,000	984,419
2.25%, 3/31/2021	683,400	695,640
2.25%, 4/30/2021	938,000	954,706
2.25%, 7/31/2021	862,900	877,845
2.38%, 12/31/2020	585,700	598,574
2.63%, 8/15/2020	2,102,700	2,162,690
2.63%, 11/15/2020	2,209,900	2,274,960
2.75%, 2/15/2019	613,000	624,108
3.13%, 5/15/2019	2,272,900	2,334,473
3.13%, 5/15/2021	789,300	827,786
3.38%, 11/15/2019	1,138,200	1,182,863

3.50%, 5/15/2020	1,222,500	1,283,429
3.63%, 8/15/2019	601,000	624,968
3.63%, 2/15/2020	1,239,400	1,299,647
3.63%, 2/15/2021	1,583,500	1,684,052
3.75%, 11/15/2018	775,000	795,111

TOTAL U.S. TREASURY OBLIGATIONS (Cost $144,904,288)		143,768,662

	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c)	2,302,276	2,302,276
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	1,368,000	1,368,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,670,276)		3,670,276

TOTAL INVESTMENTS — 101.9% (Cost $148,574,564)		147,438,938
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(2,748,837)

NET ASSETS — 100.0%		$144,690,101

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$143,768,662	$—	$143,768,662
Short-Term Investments	3,670,276	—	—	3,670,276

TOTAL INVESTMENTS	$3,670,276	$143,768,662	$—	$147,438,938

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,369,761	$1,369,761	$6,727,758	$5,795,243	$—	$—	2,302,276	$2,302,276	$719
State Street Navigator Securities Lending Government Money Market Portfolio	688,500	688,500	8,226,379	7,546,879	—	—	1,368,000	1,368,000	458

TOTAL		$2,058,261	$14,954,137	$13,342,122	$—	$—		$3,670,276	$1,177

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$756,200	$974,039
6.25%, 8/15/2023	307,100	378,805
6.38%, 8/15/2027	509,600	693,520
6.50%, 11/15/2026	417,300	562,996
6.63%, 2/15/2027	322,000	440,229
6.75%, 8/15/2026	384,700	524,131
6.88%, 8/15/2025	686,700	920,027
7.13%, 2/15/2023	341,100	430,625
7.25%, 8/15/2022	1,283,400	1,601,786
7.50%, 11/15/2024	137,300	186,117
7.63%, 11/15/2022	117,100	149,509
7.63%, 2/15/2025	1,959,600	2,692,784
7.88%, 2/15/2021	91,300	109,773
8.00%, 11/15/2021	222,500	277,335
8.13%, 8/15/2019	203,500	228,547
8.13%, 5/15/2021	65,800	80,598
8.13%, 8/15/2021	2,806,400	3,475,306
8.50%, 2/15/2020	91,300	106,226
8.75%, 5/15/2020	72,200	85,619
8.75%, 8/15/2020	392,700	471,354
8.88%, 2/15/2019	138,400	152,589
9.00%, 11/15/2018	107,300	116,499
Treasury Notes:
0.75%, 10/31/2018	3,235,100	3,213,522
0.75%, 2/15/2019	1,139,700	1,129,500
0.75%, 7/15/2019	1,706,200	1,685,197
0.75%, 8/15/2019	1,537,500	1,517,466
0.88%, 10/15/2018	4,168,000	4,146,868
0.88%, 4/15/2019	1,760,500	1,745,712
0.88%, 5/15/2019	3,164,500	3,136,304
0.88%, 6/15/2019	1,537,500	1,522,801
0.88%, 7/31/2019	875,300	866,232
0.88%, 9/15/2019	1,853,400	1,832,049
1.00%, 11/30/2018	1,128,200	1,123,213
1.00%, 3/15/2019	2,659,900	2,644,286
1.00%, 6/30/2019	302,200	299,949
1.00%, 8/31/2019	2,048,000	2,030,223
1.00%, 9/30/2019	876,500	868,419
1.00%, 10/15/2019	3,717,100	3,681,081
1.00%, 11/15/2019	1,671,100	1,653,854
1.00%, 11/30/2019	3,094,900	3,062,496
1.13%, 1/15/2019	7,447,300	7,420,490
1.13%, 1/31/2019	691,100	688,515
1.13%, 2/28/2019	10,103,000	10,063,497
1.13%, 5/31/2019	321,200	319,584
1.13%, 12/31/2019	527,300	522,823
1.13%, 3/31/2020	989,300	978,922
1.13%, 4/30/2020	3,618,500	3,578,805
1.13%, 2/28/2021	3,277,100	3,213,557
1.13%, 6/30/2021	2,114,600	2,065,901
1.13%, 7/31/2021	4,710,300	4,595,887
1.13%, 8/31/2021	2,575,500	2,510,366
1.13%, 9/30/2021	1,671,100	1,627,234
1.25%, 10/31/2018	2,547,400	2,543,834
1.25%, 11/15/2018	2,686,100	2,681,910
1.25%, 11/30/2018	2,202,200	2,198,743
1.25%, 12/15/2018	7,368,700	7,356,247

1.25%, 12/31/2018	1,714,400	1,711,434
1.25%, 1/31/2019	2,563,000	2,557,566
1.25%, 3/31/2019	1,842,800	1,838,119
1.25%, 4/30/2019	8,263,900	8,241,339
1.25%, 5/31/2019	8,119,300	8,094,942
1.25%, 6/30/2019	781,700	779,019
1.25%, 8/31/2019 (a)	764,200	761,044
1.25%, 10/31/2019	2,809,500	2,795,874
1.25%, 1/31/2020	3,057,700	3,037,917
1.25%, 2/29/2020	457,800	454,650
1.25%, 3/31/2021	2,710,600	2,666,905
1.25%, 10/31/2021	2,185,900	2,137,198
1.25%, 7/31/2023	2,137,500	2,044,733
1.38%, 11/30/2018	254,900	254,849
1.38%, 12/31/2018	966,000	965,691
1.38%, 2/28/2019	981,100	980,531
1.38%, 7/31/2019	1,028,900	1,027,336
1.38%, 9/30/2019	1,000,000	998,020
1.38%, 12/15/2019	1,071,400	1,068,229
1.38%, 1/15/2020	1,902,500	1,896,241
1.38%, 1/31/2020	421,900	420,411
1.38%, 2/15/2020	921,400	917,834
1.38%, 2/29/2020	1,983,100	1,975,148
1.38%, 3/31/2020	2,436,300	2,425,190
1.38%, 4/30/2020	2,575,000	2,562,434
1.38%, 5/31/2020	1,978,500	1,968,212
1.38%, 8/31/2020	7,726,700	7,674,699
1.38%, 9/15/2020	1,250,000	1,241,413
1.38%, 9/30/2020	2,458,700	2,440,555
1.38%, 10/31/2020	4,279,700	4,244,906
1.38%, 1/31/2021	2,679,600	2,651,545
1.38%, 4/30/2021	3,208,900	3,168,307
1.38%, 5/31/2021	4,653,800	4,590,974
1.38%, 6/30/2023	2,173,900	2,095,922
1.38%, 8/31/2023	1,756,600	1,690,323
1.38%, 9/30/2023	1,838,300	1,767,507
1.50%, 12/31/2018	1,930,400	1,932,504
1.50%, 1/31/2019	3,227,200	3,230,782
1.50%, 2/28/2019	3,559,200	3,563,044
1.50%, 3/31/2019	237,200	237,482
1.50%, 5/31/2019	2,814,900	2,817,771
1.50%, 10/31/2019	5,388,300	5,389,270
1.50%, 11/30/2019	2,332,500	2,332,127
1.50%, 4/15/2020	1,842,800	1,839,741
1.50%, 5/15/2020	1,842,700	1,839,254
1.50%, 5/31/2020	4,595,000	4,585,351
1.50%, 6/15/2020	521,200	520,085
1.50%, 7/15/2020	1,286,200	1,282,727
1.50%, 8/15/2020	1,783,300	1,778,075
1.50%, 1/31/2022	6,113,500	6,022,714
1.50%, 2/28/2023	2,374,500	2,314,116
1.50%, 3/31/2023	1,754,800	1,708,333
1.50%, 8/15/2026	5,626,500	5,269,049
1.63%, 3/31/2019	2,018,400	2,024,556
1.63%, 4/30/2019	2,794,300	2,802,935
1.63%, 6/30/2019	2,016,800	2,022,790
1.63%, 7/31/2019	3,173,400	3,182,825
1.63%, 8/31/2019	2,287,800	2,294,618
1.63%, 12/31/2019	2,561,700	2,567,899

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.63%, 3/15/2020	$1,521,400	$1,524,001
1.63%, 6/30/2020	3,521,700	3,525,010
1.63%, 7/31/2020	2,990,100	2,992,193
1.63%, 11/30/2020	5,013,100	5,006,382
1.63%, 8/15/2022	3,163,900	3,123,750
1.63%, 8/31/2022 (a)	3,515,600	3,467,612
1.63%, 11/15/2022	11,560,500	11,381,890
1.63%, 4/30/2023	4,181,500	4,095,278
1.63%, 5/31/2023	2,362,900	2,312,168
1.63%, 10/31/2023	1,467,800	1,431,281
1.63%, 2/15/2026	4,678,400	4,448,082
1.63%, 5/15/2026	5,035,800	4,777,061
1.75%, 10/31/2018	287,000	288,125
1.75%, 9/30/2019	4,058,900	4,080,088
1.75%, 10/31/2020	4,869,900	4,885,045
1.75%, 12/31/2020	3,236,600	3,243,041
1.75%, 11/30/2021	2,130,300	2,123,163
1.75%, 2/28/2022	6,580,400	6,548,551
1.75%, 3/31/2022	4,996,000	4,968,122
1.75%, 4/30/2022	3,239,000	3,219,113
1.75%, 5/15/2022	1,757,900	1,748,442
1.75%, 5/31/2022	2,793,000	2,774,790
1.75%, 6/30/2022	2,084,600	2,069,403
1.75%, 9/30/2022	4,151,700	4,131,251
1.75%, 1/31/2023	2,137,300	2,111,460
1.75%, 5/15/2023	3,725,100	3,670,825
1.88%, 6/30/2020	356,900	359,684
1.88%, 11/30/2021	2,698,900	2,704,811
1.88%, 1/31/2022	2,257,400	2,258,709
1.88%, 2/28/2022	2,969,700	2,970,710
1.88%, 3/31/2022	2,212,600	2,212,025
1.88%, 4/30/2022	2,366,500	2,364,323
1.88%, 5/31/2022	4,595,000	4,591,554
1.88%, 7/31/2022	3,086,800	3,080,071
1.88%, 8/31/2022	7,335,700	7,317,361
1.88%, 10/31/2022	3,527,400	3,515,301
1.88%, 8/31/2024 (a)	2,547,600	2,502,074
2.00%, 7/31/2020	1,029,400	1,040,662
2.00%, 9/30/2020	3,517,200	3,554,834
2.00%, 11/30/2020	7,023,500	7,095,421
2.00%, 2/28/2021	5,691,200	5,747,373
2.00%, 5/31/2021	2,839,100	2,864,396
2.00%, 8/31/2021	6,622,800	6,675,319
2.00%, 10/31/2021	5,404,800	5,444,201
2.00%, 11/15/2021	2,038,200	2,053,751
2.00%, 12/31/2021	2,540,100	2,556,052
2.00%, 2/15/2022	1,730,700	1,742,157
2.00%, 7/31/2022	2,124,300	2,132,627
2.00%, 11/30/2022	1,681,900	1,685,197
2.00%, 2/15/2023	4,525,600	4,528,270
2.00%, 4/30/2024	2,464,200	2,445,078
2.00%, 5/31/2024	2,031,300	2,014,298
2.00%, 6/30/2024	2,752,100	2,727,606
2.00%, 9/30/2024	2,500,000	2,493,945
2.00%, 2/15/2025	7,131,900	7,034,835
2.00%, 8/15/2025	5,349,200	5,257,889
2.00%, 11/15/2026	11,124,200	10,841,979
2.13%, 8/31/2020	7,241,300	7,345,792
2.13%, 1/31/2021	6,013,800	6,098,474

2.13%, 6/30/2021	1,254,900	1,271,465
2.13%, 8/15/2021	9,073,500	9,190,003
2.13%, 9/30/2021	5,645,500	5,714,488
2.13%, 12/31/2021	3,185,800	3,221,959
2.13%, 6/30/2022	1,633,900	1,649,683
2.13%, 12/31/2022	2,480,900	2,499,035
2.13%, 11/30/2023	2,110,100	2,117,021
2.13%, 2/29/2024	2,519,000	2,521,141
2.13%, 3/31/2024	1,842,800	1,843,242
2.13%, 7/31/2024	1,183,300	1,181,549
2.13%, 5/15/2025	7,402,500	7,355,420
2.25%, 3/31/2021	3,945,600	4,016,266
2.25%, 4/30/2021	2,729,700	2,778,316
2.25%, 7/31/2021	5,627,900	5,725,375
2.25%, 12/31/2023	3,004,700	3,033,124
2.25%, 1/31/2024	4,536,100	4,576,426
2.25%, 11/15/2024	4,594,100	4,617,576
2.25%, 11/15/2025	4,984,600	4,984,849
2.25%, 2/15/2027	6,862,800	6,822,310
2.25%, 8/15/2027	3,788,000	3,762,696
2.38%, 12/31/2020	2,827,200	2,889,342
2.38%, 8/15/2024	6,016,400	6,101,231
2.38%, 5/15/2027	9,972,100	10,014,582
2.50%, 8/15/2023	4,184,200	4,291,734
2.50%, 5/15/2024	12,210,200	12,489,936
2.63%, 8/15/2020	2,434,700	2,504,162
2.63%, 11/15/2020	10,633,800	10,946,860
2.75%, 2/15/2019	2,327,900	2,370,081
2.75%, 11/15/2023	6,294,200	6,543,262
2.75%, 2/15/2024	4,384,100	4,552,932
3.13%, 5/15/2019	3,154,200	3,239,647
3.13%, 5/15/2021	2,532,000	2,655,460
3.38%, 11/15/2019	3,938,600	4,093,151
3.50%, 5/15/2020	2,252,600	2,364,869
3.63%, 8/15/2019	5,182,100	5,388,762
3.63%, 2/15/2020	6,343,900	6,652,277
3.63%, 2/15/2021	3,609,000	3,838,171
3.75%, 11/15/2018	2,051,300	2,104,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $649,255,649)		644,014,806

	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c)	8,892,633	8,892,633
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	6,180,898	6,180,898

TOTAL SHORT-TERM INVESTMENTS (Cost $15,073,531)		15,073,531

TOTAL INVESTMENTS — 101.7% (Cost $664,329,180)		659,088,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(10,854,807)

NET ASSETS — 100.0%		$648,233,530

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$644,014,806	$—	$644,014,806
Short-Term Investments	15,073,531	—	—	15,073,531

TOTAL INVESTMENTS	$15,073,531	$644,014,806	$—	$659,088,337

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,972,982	$8,972,982	$21,234,740	$21,315,089	$—	$—	8,892,633	$8,892,633	$3,119
State Street Navigator Securities Lending Government Money Market Portfolio	2,716,993	2,716,993	20,855,601	17,391,696	—	—	6,180,898	6,180,898	1,965

TOTAL		$11,689,975	$42,090,341	$38,706,785	$—	$—		$15,073,531	$5,084

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$20,766,600	$18,266,924
2.50%, 2/15/2045	20,032,500	18,692,928
2.50%, 2/15/2046	19,583,400	18,219,613
2.50%, 5/15/2046	17,942,100	16,678,438
2.75%, 8/15/2042	9,954,900	9,842,310
2.75%, 11/15/2042	13,239,200	13,075,564
2.75%, 8/15/2047	10,699,900	10,470,494
2.88%, 5/15/2043	19,209,700	19,371,445
2.88%, 8/15/2045	19,338,400	19,437,026
2.88%, 11/15/2046	19,499,100	19,571,247
3.00%, 5/15/2042	7,848,100	8,123,333
3.00%, 11/15/2044	21,767,300	22,437,951
3.00%, 5/15/2045	18,307,300	18,857,433
3.00%, 11/15/2045	22,189,600	22,841,975
3.00%, 2/15/2047	17,385,700	17,886,234
3.00%, 5/15/2047	18,402,100	18,938,891
3.13%, 11/15/2041	6,933,100	7,339,379
3.13%, 2/15/2042	9,920,400	10,498,064
3.13%, 2/15/2043	12,617,600	13,319,519
3.13%, 8/15/2044	20,034,800	21,143,126
3.38%, 5/15/2044	19,602,900	21,618,468
3.50%, 2/15/2039	6,008,700	6,787,187
3.63%, 8/15/2043	16,385,300	18,809,996
3.63%, 2/15/2044	20,536,900	23,610,658
3.75%, 8/15/2041	9,223,900	10,786,428
3.75%, 11/15/2043	19,931,100	23,371,408
3.88%, 8/15/2040	8,259,900	9,826,473
4.25%, 5/15/2039	5,178,600	6,480,189
4.25%, 11/15/2040	8,310,800	10,432,381
4.38%, 2/15/2038	2,498,700	3,175,998
4.38%, 11/15/2039	6,422,600	8,176,034
4.38%, 5/15/2040	8,337,700	10,630,318
4.38%, 5/15/2041	7,128,500	9,120,844
4.50%, 2/15/2036	7,467,800	9,606,353
4.50%, 5/15/2038	4,271,800	5,517,842

4.50%, 8/15/2039	5,476,100	7,082,624
4.63%, 2/15/2040	10,341,300	13,616,080
4.75%, 2/15/2037	1,675,100	2,224,566
4.75%, 2/15/2041	9,036,600	12,143,203
5.00%, 5/15/2037	3,248,600	4,439,959
5.25%, 11/15/2028	4,109,600	5,272,781
5.25%, 2/15/2029	2,858,600	3,681,334
5.38%, 2/15/2031	6,483,700	8,687,315
5.50%, 8/15/2028	2,971,500	3,871,270
6.13%, 11/15/2027	4,141,200	5,570,328
6.13%, 8/15/2029	2,435,700	3,380,313
6.25%, 5/15/2030	4,210,800	5,978,662

TOTAL U.S. TREASURY OBLIGATIONS (Cost $597,660,398)		578,910,906

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $29,049)	29,049	29,049

TOTAL INVESTMENTS — 99.2% (Cost $597,689,447)		578,939,955
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,472,888

NET ASSETS — 100.0%		$583,412,843

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$578,910,906	$—	$578,910,906
Short-Term Investment	29,049	—	—	29,049

TOTAL INVESTMENTS	$29,049	$578,910,906	$—	$578,939,955

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	177,007	$177,007	$8,179,489	$8,327,447	$—	$—	29,049	$29,049	$2,889

TOTAL		$177,007	$8,179,489	$8,327,447	$—	$—		$29,049	$2,889

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.2%
Omnicom Group, Inc.:
4.45%, 8/15/2020	$3,615,000	$3,832,045
6.25%, 7/15/2019	1,640,000	1,758,867

		5,590,912

AEROSPACE & DEFENSE — 1.3%
Boeing Capital Corp.:
2.90%, 8/15/2018	1,170,000	1,182,104
4.70%, 10/27/2019	148,000	156,621
Boeing Co.:
4.88%, 2/15/2020	3,817,000	4,088,809
6.00%, 3/15/2019	2,065,000	2,191,729
Harris Corp. 2.70%, 4/27/2020	90,000	90,925
L3 Technologies, Inc.:
4.75%, 7/15/2020	2,625,000	2,803,369
5.20%, 10/15/2019	3,303,000	3,506,002
Lockheed Martin Corp.:
1.85%, 11/23/2018	3,137,000	3,139,510
4.25%, 11/15/2019	3,829,000	4,014,055
Northrop Grumman Corp. 5.05%, 8/1/2019	3,751,000	3,960,081
Raytheon Co. 4.40%, 2/15/2020	2,450,000	2,591,463
Rockwell Collins, Inc.:
1.95%, 7/15/2019	750,000	749,190
5.25%, 7/15/2019	1,188,000	1,253,589
United Technologies Corp.:
1.50%, 11/1/2019	4,040,000	4,012,730
1.90%, 5/4/2020	5,382,000	5,363,486
4.50%, 4/15/2020	2,582,000	2,736,842

		41,840,505

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	4,000,000	4,057,040
9.25%, 8/6/2019	3,968,000	4,488,482
9.70%, 11/10/2018	200,000	217,148
BAT Capital Corp. 2.30%, 8/14/2020 (a)	7,150,000	7,181,102
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	2,822,000	3,114,670
Philip Morris International, Inc.:
1.38%, 2/25/2019	1,300,000	1,293,734
1.63%, 2/21/2019	2,000,000	1,998,440
1.88%, 1/15/2019	3,811,000	3,820,985
2.00%, 2/21/2020	4,127,000	4,131,581
4.50%, 3/26/2020	3,002,000	3,183,081
Reynolds American, Inc. 3.25%, 6/12/2020	3,475,000	3,573,099

		37,059,362

AIRLINES — 0.2%
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 11/10/2019	1,427,338	1,564,377
Delta Air Lines, Inc. 2.88%, 3/13/2020	3,446,000	3,487,214
Southwest Airlines Co. 2.75%, 11/6/2019	1,944,000	1,971,974

		7,023,565

APPAREL — 0.1%
Ralph Lauren Corp. 2.63%, 8/18/2020	1,755,000	1,780,184

AUTO MANUFACTURERS — 4.8%
American Honda Finance Corp.:
1.50%, 11/19/2018	4,140,000	4,132,796
2.13%, 10/10/2018	1,058,000	1,063,554
Series A, 2.15%, 3/13/2020	7,000	7,032
Series MTN, 1.20%, 7/12/2019	4,503,000	4,458,555
Series MTN, 1.70%, 2/22/2019	3,665,000	3,662,105
Series MTN, 1.95%, 7/20/2020	1,750,000	1,747,113
Series MTN, 2.00%, 2/14/2020	2,850,000	2,854,047
Series MTN, 2.25%, 8/15/2019	3,948,000	3,978,992
Series MTN, 2.45%, 9/24/2020	3,625,000	3,673,228
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	4,205,000	4,184,438
2.02%, 5/3/2019	4,405,000	4,401,564
2.26%, 3/28/2019	3,350,000	3,358,944
2.38%, 3/12/2019	2,915,000	2,928,992
2.43%, 6/12/2020	3,585,000	3,588,872
2.46%, 3/27/2020	4,645,000	4,657,356
2.55%, 10/5/2018	3,290,000	3,311,747
2.60%, 11/4/2019	4,640,000	4,678,280
2.68%, 1/9/2020	5,380,000	5,430,572
2.88%, 10/1/2018	3,802,000	3,838,575
3.16%, 8/4/2020	30,000	30,610
8.13%, 1/15/2020	1,790,000	2,016,757
Series MTN, 2.94%, 1/8/2019	4,900,000	4,956,154
General Motors Co. 3.50%, 10/2/2018	4,707,000	4,783,018
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	5,287,000	5,303,971
2.40%, 5/9/2019	6,479,000	6,507,310
2.65%, 4/13/2020	1,665,000	1,676,156
3.10%, 1/15/2019	4,975,000	5,043,555
3.15%, 1/15/2020	3,550,000	3,616,349
3.20%, 7/13/2020	6,985,000	7,151,523
3.50%, 7/10/2019	197,000	201,813
PACCAR Financial Corp.:
Series MTN, 1.20%, 8/12/2019	900,000	889,133
Series MTN, 1.30%, 5/10/2019	1,517,000	1,506,320
Series MTN, 1.65%, 2/25/2019	1,580,000	1,577,898
Series MTN, 1.75%, 8/14/2018	1,405,000	1,408,279
Series MTN, 1.95%, 2/27/2020	1,055,000	1,054,990
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,285,000	3,284,902
Series MTN, 1.40%, 5/20/2019	3,233,000	3,218,096
Series MTN, 1.55%, 10/18/2019	3,050,000	3,033,347
Series MTN, 1.70%, 1/9/2019	3,775,000	3,775,944
Series MTN, 1.70%, 2/19/2019	4,305,000	4,303,149
Series MTN, 2.00%, 10/24/2018	4,872,000	4,892,024
Series MTN, 2.10%, 1/17/2019	3,736,000	3,754,456
Series MTN, 2.13%, 7/18/2019	3,856,000	3,875,588
Series MTN, 2.15%, 3/12/2020	4,171,000	4,193,148
Series MTN, 4.50%, 6/17/2020 (b)	4,150,000	4,421,036

		152,432,288

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

BANKS — 33.9%
Associated Banc-Corp. 2.75%, 11/15/2019	$400,000	$405,297
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019 (b)	4,550,000	4,557,826
Series MTN, 1.60%, 7/15/2019	2,705,000	2,690,231
Series MTN, 2.00%, 11/16/2018	2,138,000	2,143,131
Series MTN, 2.13%, 8/19/2020	3,250,000	3,248,928
Series MTN, 2.25%, 6/13/2019	3,700,000	3,723,051
Bank of America Corp.:
5.49%, 3/15/2019	100,000	104,564
6.88%, 11/15/2018	3,137,000	3,307,433
7.63%, 6/1/2019	9,212,000	10,043,198
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	15,000,000	15,000,900
Series L, 2.25%, 4/21/2020	4,136,000	4,145,389
Series L, 2.60%, 1/15/2019	12,755,000	12,857,295
Series L, 2.65%, 4/1/2019	9,200,000	9,287,859
Series MTN, 2.33%, 10/1/2021 (c)	8,000,000	7,998,960
Series MTN, 5.63%, 7/1/2020	9,297,000	10,122,573
Bank of America NA Series BKNT, 2.05%, 12/7/2018	3,925,000	3,938,306
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	4,171,000	4,144,931
Series MTN, 1.75%, 9/11/2019	4,200,000	4,191,096
Series MTN, 2.10%, 12/12/2019	3,753,000	3,766,773
Series MTN, 2.10%, 6/15/2020	4,282,000	4,287,181
Series MTN, 2.38%, 1/25/2019	3,187,000	3,209,022
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,210,000	1,278,075
Series G, 2.15%, 2/24/2020	4,894,000	4,916,610
Series G, 2.20%, 5/15/2019	429,000	431,231
Series MTN, 2.10%, 1/15/2019	3,077,000	3,090,385
Series MTN, 2.30%, 9/11/2019	8,139,000	8,200,205
Series MTN, 2.60%, 8/17/2020	4,107,000	4,170,125
Bank of Nova Scotia:
1.65%, 6/14/2019	7,600,000	7,579,784
2.05%, 10/30/2018	2,492,000	2,500,996
Series BKNT, 1.95%, 1/15/2019	3,904,000	3,915,907
Series BKNT, 2.05%, 6/5/2019	347,000	348,135
Series BKNT, 2.15%, 7/14/2020	9,000,000	9,022,140
Barclays PLC:
2.00%, 3/16/2018	3,143,000	3,145,232
2.75%, 11/8/2019	8,818,000	8,910,590
2.88%, 6/8/2020	1,150,000	1,161,581
3.25%, 1/12/2021	4,000,000	4,076,120
BB&T Corp.:
5.25%, 11/1/2019	1,400,000	1,490,720
Series MTN, 2.25%, 2/1/2019	1,618,000	1,627,999
Series MTN, 2.45%, 1/15/2020	2,887,000	2,918,295
Series MTN, 2.63%, 6/29/2020	3,000,000	3,047,970
Series MTN, 6.85%, 4/30/2019	2,501,000	2,684,873
BNP Paribas SA:
2.38%, 5/21/2020	5,200,000	5,247,840
Series MTN, 2.40%, 12/12/2018	4,463,000	4,496,026
Series MTN, 2.45%, 3/17/2019	4,615,000	4,655,197

BPCE SA:
2.50%, 12/10/2018	4,550,000	4,587,355
Series MTN, 2.25%, 1/27/2020	1,251,000	1,254,340
Series MTN, 2.50%, 7/15/2019	5,921,000	5,973,756
Branch Banking & Trust Co.:
2.10%, 1/15/2020	5,360,000	5,380,367
Series BKNT, 1.45%, 5/10/2019	6,480,000	6,442,481
Series BKNT, 2.30%, 10/15/2018	3,000,000	3,015,960
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	3,995,000	3,972,668
Series BKNT, 2.10%, 10/5/2020 (d)	3,225,000	3,225,484
Capital One Financial Corp.:
2.45%, 4/24/2019	2,845,000	2,862,553
2.50%, 5/12/2020	4,691,000	4,715,816
Capital One NA/Mclean:
2.35%, 1/31/2020	4,740,000	4,752,135
2.40%, 9/5/2019	1,071,000	1,075,466
Series BKNT, 1.85%, 9/13/2019	11,320,000	11,248,118
Citibank NA:
1.85%, 9/18/2019	5,250,000	5,254,462
2.00%, 3/20/2019	5,450,000	5,465,969
Series BKNT, 2.10%, 6/12/2020	5,850,000	5,859,770
Citigroup, Inc.:
2.05%, 12/7/2018	4,506,000	4,514,021
2.05%, 6/7/2019	3,475,000	3,476,738
2.15%, 7/30/2018	5,017,000	5,031,395
2.40%, 2/18/2020	5,450,000	5,486,297
2.45%, 1/10/2020	8,160,000	8,208,307
2.50%, 7/29/2019	5,633,000	5,681,388
2.55%, 4/8/2019	5,553,000	5,600,644
2.65%, 10/26/2020	4,839,000	4,889,035
8.50%, 5/22/2019	3,669,000	4,046,210
Citizens Bank NA/Providence:
2.20%, 5/26/2020	1,865,000	1,863,974
2.25%, 3/2/2020	2,315,000	2,318,195
Series BKNT, 2.30%, 12/3/2018	1,780,000	1,786,835
Series BKNT, 2.50%, 3/14/2019	1,880,000	1,893,254
Series MTN, 2.45%, 12/4/2019	2,710,000	2,729,024
Comerica, Inc. 2.13%, 5/23/2019	2,382,000	2,381,833
Commonwealth Bank of Australia:
1.75%, 11/2/2018	1,675,000	1,673,576
2.25%, 3/13/2019	4,000,000	4,021,960
2.30%, 9/6/2019	4,050,000	4,081,671
Series GMTN, 2.05%, 3/15/2019	3,505,000	3,511,905
Series GMTN, 2.30%, 3/12/2020	4,000,000	4,019,400
Compass Bank Series BKNT, 2.75%, 9/29/2019	1,360,000	1,366,514
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	4,740,000	4,773,607
Series BKTN, 1.38%, 8/9/2019	6,433,000	6,376,583
Series MTN, 2.25%, 1/14/2020	3,200,000	3,221,088
Credit Suisse AG:
5.30%, 8/13/2019	4,569,000	4,841,312
5.40%, 1/14/2020	5,578,000	5,961,097
Series GMTN, 2.30%, 5/28/2019	9,605,000	9,666,185
Series MTN, 4.38%, 8/5/2020	3,995,000	4,235,379
Credit Suisse Group Funding Guernsey, Ltd. 2.75%, 3/26/2020	4,765,000	4,811,173

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Deutsche Bank AG:
2.50%, 2/13/2019	$7,951,000	$7,996,718
2.70%, 7/13/2020	4,400,000	4,420,768
2.95%, 8/20/2020	4,161,000	4,203,359
Series GMTN, 2.85%, 5/10/2019	6,777,000	6,845,718
Discover Bank:
2.60%, 11/13/2018	1,130,000	1,136,995
7.00%, 4/15/2020	1,567,000	1,729,733
Series BKNT, 3.10%, 6/4/2020	4,350,000	4,442,786
Fifth Third Bancorp:
2.30%, 3/1/2019	770,000	774,913
2.88%, 7/27/2020	4,098,000	4,181,927
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	2,593,000	2,576,897
Series BKNT, 2.30%, 3/15/2019	4,065,000	4,093,170
Series BKNT, 2.38%, 4/25/2019	2,500,000	2,520,400
First Republic Bank 2.38%, 6/17/2019	1,170,000	1,175,207
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	1,500,000	1,515,345
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	1,724,000	1,721,690
2.00%, 4/25/2019	2,042,000	2,041,694
2.30%, 12/13/2019	6,892,000	6,922,669
2.55%, 10/23/2019	12,595,000	12,728,003
2.60%, 4/23/2020	6,845,000	6,906,057
2.60%, 12/27/2020	6,250,000	6,293,562
2.63%, 1/31/2019	7,553,000	7,618,257
Series D, 6.00%, 6/15/2020	5,936,000	6,516,897
Series GMTN, 5.38%, 3/15/2020	10,098,000	10,835,961
Series GMTN, 7.50%, 2/15/2019	10,386,000	11,155,915
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,000,000	3,224,130
HSBC Holdings PLC 3.40%, 3/8/2021	5,000,000	5,157,000
HSBC USA, Inc.:
2.00%, 8/7/2018	1,850,000	1,855,999
2.25%, 6/23/2019	1,500,000	1,508,775
2.35%, 3/5/2020	2,260,000	2,273,989
2.38%, 11/13/2019	5,924,000	5,973,170
2.75%, 8/7/2020	5,250,000	5,341,875
Huntington National Bank:
2.20%, 11/6/2018	2,150,000	2,156,235
2.20%, 4/1/2019	1,025,000	1,027,634
2.38%, 3/10/2020	3,325,000	3,344,451
2.40%, 4/1/2020	3,000,000	3,016,290
2.88%, 8/20/2020	720,000	732,866
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	1,100,000	1,106,073
Series MTN, 3.88%, 1/15/2019	3,350,000	3,421,255
JPMorgan Chase & Co.:
1.85%, 3/22/2019	541,000	541,741
2.20%, 10/22/2019	7,891,000	7,937,320
2.25%, 1/23/2020	13,422,000	13,490,318
2.35%, 1/28/2019	3,950,000	3,979,033
2.75%, 6/23/2020	3,381,000	3,442,196
4.40%, 7/22/2020	14,950,000	15,873,910
4.95%, 3/25/2020	5,410,000	5,783,994
6.30%, 4/23/2019	11,586,000	12,360,755

JPMorgan Chase Bank NA 1.65%, 9/23/2019	3,180,000	3,172,018
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	1,700,000	1,689,902
Series BKNT, 2.25%, 3/16/2020	4,160,000	4,179,593
Series BKNT, 2.35%, 3/8/2019	3,965,000	3,996,998
Series BKNT, 2.50%, 12/15/2019	3,675,000	3,717,520
KeyCorp. Series MTN, 2.30%, 12/13/2018	4,000,000	4,021,560
Lloyds Bank PLC:
2.00%, 8/17/2018	2,000,000	2,001,314
2.30%, 11/27/2018	1,000,000	1,005,230
2.40%, 3/17/2020	1,300,000	1,308,957
2.70%, 8/17/2020	4,000,000	4,064,480
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,250,000	3,244,898
Series BKNT, 2.10%, 2/6/2020	3,430,000	3,432,950
Series BKNT, 2.25%, 7/25/2019	1,765,000	1,774,213
Series BKNT, 2.30%, 1/30/2019	2,600,000	2,614,560
Mellon Funding Corp. 5.50%, 11/15/2018	280,000	291,153
Morgan Stanley:
2.50%, 1/24/2019	6,492,000	6,541,988
2.65%, 1/27/2020	10,153,000	10,271,182
2.80%, 6/16/2020	8,570,000	8,709,091
Series GMTN, 2.38%, 7/23/2019	7,768,000	7,817,793
Series GMTN, 2.45%, 2/1/2019	8,775,000	8,834,495
Series GMTN, 5.50%, 1/26/2020	5,896,000	6,331,714
Series GMTN, 5.50%, 7/24/2020	5,990,000	6,510,471
Series GMTN, 7.30%, 5/13/2019	11,224,000	12,149,644
Series MTN, 2.20%, 12/7/2018	441,000	442,632
Series MTN, 5.63%, 9/23/2019	12,111,000	12,929,461
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	2,000,000	2,003,760
MUFG Union Bank NA 2.25%, 5/6/2019	3,500,000	3,510,220
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,600,000	3,569,400
2.25%, 1/10/2020	5,250,000	5,268,584
Series GMTN, 2.00%, 1/14/2019	3,610,000	3,619,169
Series GMTN, 2.63%, 7/23/2020	3,800,000	3,850,958
Series MTN, 2.13%, 5/22/2020	4,500,000	4,500,270
National Bank of Canada:
2.15%, 6/12/2020	2,905,000	2,903,983
Series BKNT, 2.10%, 12/14/2018	4,150,000	4,157,926
National City Corp. 6.88%, 5/15/2019	3,701,000	3,979,093
PNC Bank NA:
1.80%, 11/5/2018	3,654,000	3,655,060
Series BKNT, 2.40%, 10/18/2019	5,825,000	5,879,638
Series BKNT, 1.45%, 7/29/2019	5,410,000	5,371,048
Series BKNT, 1.70%, 12/7/2018	2,750,000	2,747,993
Series BKNT, 1.95%, 3/4/2019	4,350,000	4,358,874
Series BKNT, 2.00%, 5/19/2020	4,500,000	4,495,140
Series BKNT, 2.20%, 1/28/2019	1,000,000	1,004,930
Series BKNT, 2.25%, 7/2/2019	3,500,000	3,524,570
Series BKNT, 2.30%, 6/1/2020	2,092,000	2,106,874
Series MTN, 2.60%, 7/21/2020	3,140,000	3,185,718
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,000,000	1,061,940

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 2/8/2020	$745,000	$797,023
Regions Bank Series BKNT, 7.50%, 5/15/2018	2,030,000	2,100,175
Royal Bank of Canada:
1.50%, 7/29/2019	6,981,000	6,937,369
2.00%, 12/10/2018	5,125,000	5,137,608
Series GMTN, 2.13%, 3/2/2020 (b)	5,178,000	5,199,334
Series GMTN, 1.63%, 4/15/2019	3,975,000	3,963,631
Series GMTN, 2.15%, 3/15/2019	1,612,000	1,620,141
Series GMTN, 2.15%, 3/6/2020	3,985,000	3,998,390
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	3,300,000	3,568,158
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,402,000	3,417,717
2.70%, 5/24/2019	3,969,000	4,000,593
Santander UK PLC:
2.35%, 9/10/2019	3,655,000	3,680,402
2.38%, 3/16/2020	4,589,000	4,623,739
2.50%, 3/14/2019	5,664,000	5,715,882
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,550,000	3,518,156
2.30%, 3/11/2020	3,500,000	3,519,740
Societe Generale SA 2.63%, 10/1/2018	725,000	731,025
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/2018	690,000	688,799
1.97%, 1/11/2019	3,750,000	3,751,200
2.05%, 1/18/2019	3,800,000	3,802,850
2.45%, 1/10/2019	3,500,000	3,524,640
2.45%, 1/16/2020	5,800,000	5,836,250
Series GMTN, 2.25%, 7/11/2019	2,200,000	2,208,448
Series GMTN, 2.65%, 7/23/2020	4,500,000	4,549,905
SunTrust Bank Series BKNT, 2.25%, 1/31/2020	4,493,000	4,513,443
SunTrust Banks, Inc.:
2.35%, 11/1/2018	1,020,000	1,024,886
2.50%, 5/1/2019	2,368,000	2,388,080
Svenska Handelsbanken AB:
1.95%, 9/8/2020	2,705,000	2,696,155
2.50%, 1/25/2019	4,260,000	4,300,683
Series BKNT, 1.50%, 9/6/2019	2,950,000	2,929,674
Series MTN, 2.25%, 6/17/2019	3,700,000	3,726,011
Synovus Financial Corp. 7.88%, 2/15/2019	2,000,000	2,149,320
Toronto-Dominion Bank:
1.45%, 8/13/2019	5,402,000	5,364,024
Series BKNT, 2.13%, 7/2/2019	4,200,000	4,220,454
Series GMTN, 1.85%, 9/11/2020	1,670,000	1,663,721
Series MTN, 1.95%, 1/22/2019	4,973,000	4,983,742
Series MTN, 2.25%, 11/5/2019 (b)	4,675,000	4,707,351
UBS AG:
Series GMTN, 2.35%, 3/26/2020	5,573,000	5,613,739
Series GMTN, 2.38%, 8/14/2019	9,799,000	9,881,802
Series GMTN, 4.88%, 8/4/2020	3,000,000	3,220,440
US Bancorp:
Series MTN, 1.95%, 11/15/2018	3,019,000	3,029,446
Series MTN, 2.20%, 4/25/2019	1,999,000	2,012,633

US Bank NA:
2.00%, 1/24/2020	6,060,000	6,077,635
Series BKNT, 1.40%, 4/26/2019	4,910,000	4,883,928
Series BKNT, 2.13%, 10/28/2019	4,634,000	4,660,506
Wells Fargo & Co.:
2.13%, 4/22/2019	5,941,000	5,967,972
2.15%, 1/15/2019	4,824,000	4,845,129
Series GMTN, 2.60%, 7/22/2020	9,950,000	10,077,459
Series N, 2.15%, 1/30/2020	6,579,000	6,593,868
Wells Fargo Bank NA:
1.75%, 5/24/2019	8,790,000	8,784,023
Series MTN, 1.80%, 11/28/2018	2,900,000	2,901,827
Series MTN, 2.15%, 12/6/2019	7,710,000	7,749,938
Westpac Banking Corp.:
1.60%, 8/19/2019	4,452,000	4,430,319
1.65%, 5/13/2019	2,750,000	2,739,770
1.95%, 11/23/2018	3,950,000	3,955,925
2.15%, 3/6/2020 (b)	6,074,000	6,092,040
2.25%, 1/17/2019	2,710,000	2,724,390
2.30%, 5/26/2020 (b)	3,785,000	3,809,943
4.88%, 11/19/2019	6,918,000	7,328,791

		1,068,298,137

BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC 5.00%, 3/1/2019	40,000	41,772
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	14,220,000	14,264,510
2.15%, 2/1/2019	2,322,000	2,334,655
Anheuser-Busch InBev Worldwide, Inc.:
5.00%, 4/15/2020	2,000,000	2,148,480
5.38%, 1/15/2020	7,142,000	7,687,649
6.88%, 11/15/2019	5,224,000	5,753,870
7.75%, 1/15/2019	10,816,000	11,616,925
Coca-Cola Co.:
1.38%, 5/30/2019	4,723,000	4,706,233
1.65%, 11/1/2018	1,418,000	1,419,971
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	1,424,000	1,431,875
Constellation Brands, Inc. 3.88%, 11/15/2019	1,470,000	1,525,515
Diageo Capital PLC 4.83%, 7/15/2020	750,000	807,277
Dr Pepper Snapple Group, Inc. 2.60%, 1/15/2019	450,000	453,303
Molson Coors Brewing Co.:
1.45%, 7/15/2019	2,034,000	2,012,501
1.90%, 3/15/2019 (a)	1,700,000	1,696,753
2.25%, 3/15/2020 (a)	1,650,000	1,650,709
PepsiCo, Inc.:
1.35%, 10/4/2019	3,354,000	3,344,978
1.50%, 2/22/2019	3,270,000	3,264,964
1.55%, 5/2/2019	3,400,000	3,396,600
1.85%, 4/30/2020 (b)	3,925,000	3,927,159
2.25%, 1/7/2019	858,000	864,907
4.50%, 1/15/2020	3,731,000	3,957,770

		78,308,376

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.90%, 5/10/2019	$1,959,000	$1,960,411
2.13%, 5/1/2020	3,000,000	3,002,490
2.20%, 5/22/2019	4,620,000	4,639,404
2.20%, 5/11/2020	5,805,000	5,824,795
5.70%, 2/1/2019	4,254,000	4,468,274
Baxalta, Inc. 2.88%, 6/23/2020	4,010,000	4,072,676
Biogen, Inc. 2.90%, 9/15/2020	6,230,000	6,382,797
Celgene Corp.:
2.25%, 5/15/2019	3,760,000	3,777,935
2.88%, 8/15/2020	3,688,000	3,767,476
Gilead Sciences, Inc.:
1.85%, 9/20/2019	9,300,000	9,310,788
2.05%, 4/1/2019	2,551,000	2,562,531
2.35%, 2/1/2020	2,000,000	2,021,940

		51,791,517

CHEMICALS — 1.6%
Agrium, Inc. 6.75%, 1/15/2019	100,000	105,487
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	2,000	2,093
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,773,940
Dow Chemical Co. 8.55%, 5/15/2019	6,348,000	7,013,207
Eastman Chemical Co. 2.70%, 1/15/2020	3,834,000	3,878,704
Ecolab, Inc. 2.00%, 1/14/2019	2,255,000	2,262,171
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	5,475,000	5,506,591
4.63%, 1/15/2020	2,318,000	2,453,047
5.75%, 3/15/2019	2,825,000	2,978,934
FMC Corp. 5.20%, 12/15/2019	850,000	898,543
LyondellBasell Industries NV 5.00%, 4/15/2019	3,426,000	3,553,584
Methanex Corp. 3.25%, 12/15/2019	800,000	806,112
Monsanto Co. 2.13%, 7/15/2019	1,757,000	1,759,442
Potash Corp. of Saskatchewan, Inc. 6.50%, 5/15/2019	1,752,000	1,866,266
PPG Industries, Inc. 2.30%, 11/15/2019	2,175,000	2,184,809
Praxair, Inc.:
1.25%, 11/7/2018	575,000	572,320
4.50%, 8/15/2019 (b)	2,928,000	3,068,954
RPM International, Inc. 6.13%, 10/15/2019	2,431,000	2,623,073
Sherwin-Williams Co.:
2.25%, 5/15/2020	4,957,000	4,976,481
7.25%, 6/15/2019 (b)	1,500,000	1,629,927

		49,913,685

COMMERCIAL SERVICES — 0.2%
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	120,353
Ecolab, Inc. 2.25%, 1/12/2020	15,000	15,097
Moody’s Corp. 2.75%, 7/15/2019	1,419,000	1,438,029
Princeton University 4.95%, 3/1/2019	1,650,000	1,719,300

Yale University Series MTN, 2.09%, 4/15/2019	1,500,000	1,510,943

		4,803,722

CONSTRUCTION MATERIALS — 0.0% (e)
Johnson Controls International PLC 5.00%, 3/30/2020	565,000	601,510
Masco Corp. 7.13%, 3/15/2020	402,000	446,220

		1,047,730

DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	8,495,000	8,696,755
4.25%, 7/1/2020	440,000	460,930
Air Lease Corp.:
2.13%, 1/15/2018	1,409,000	1,410,533
2.13%, 1/15/2020	2,149,000	2,146,937
3.38%, 1/15/2019	1,985,000	2,018,308
4.75%, 3/1/2020 (b)	1,456,000	1,539,502
American Express Co. 8.13%, 5/20/2019	3,732,000	4,102,886
American Express Credit Corp.:
2.13%, 3/18/2019	2,946,000	2,961,172
Series GMTN, 2.25%, 8/15/2019	5,743,000	5,787,278
Series MTN, 1.70%, 10/30/2019	4,310,000	4,294,829
Series MTN, 1.88%, 11/5/2018	3,683,000	3,684,805
Series MTN, 1.88%, 5/3/2019	4,489,000	4,493,085
Series MTN, 2.20%, 3/3/2020	6,620,000	6,657,734
Series MTN, 2.38%, 5/26/2020	10,584,000	10,685,183
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	2,525,000	2,713,694
7.30%, 6/28/2019	1,865,000	2,030,351
Associates Corp. of North America 6.95%, 11/1/2018	379,000	397,874
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	4,194,000	4,474,663
Capital One Bank USA NA:
8.80%, 7/15/2019	980,000	1,092,069
Series BKNT, 2.15%, 11/21/2018	1,100,000	1,101,947
Series BKNT, 2.25%, 2/13/2019	3,845,000	3,856,036
Series BKNT, 2.30%, 6/5/2019	615,000	616,820
CBOE Holdings, Inc. 1.95%, 6/28/2019	1,715,000	1,712,531
Charles Schwab Corp. 4.45%, 7/22/2020	1,338,000	1,426,107
General Electric Co.:
2.10%, 12/11/2019	3,000	3,022
Series GMTN, 2.20%, 1/9/2020	9,273,000	9,350,986
Series GMTN, 5.50%, 1/8/2020	2,133,000	2,304,173
Series GMTN, 2.30%, 1/14/2019	1,258,000	1,267,624
Series GMTN, 6.00%, 8/7/2019	4,010,000	4,316,484
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,291,000	2,308,595
International Lease Finance Corp.:
5.88%, 4/1/2019	450,000	474,558
6.25%, 5/15/2019	3,090,000	3,285,326
Jefferies Group LLC 8.50%, 7/15/2019	1,390,000	1,537,437

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Legg Mason, Inc. 2.70%, 7/15/2019	$100,000	$101,183
MasterCard, Inc. 2.00%, 4/1/2019	349,000	351,157
Nasdaq, Inc. 5.55%, 1/15/2020	2,308,000	2,477,315
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	1,055,000	1,053,038
2.00%, 1/27/2020	4,035,000	4,039,761
2.15%, 2/1/2019	2,025,000	2,035,287
2.30%, 11/15/2019	3,000	3,027
10.38%, 11/1/2018	2,761,000	3,012,776
Series MTN, 1.50%, 11/1/2019	1,570,000	1,557,314
Nomura Holdings, Inc.:
6.70%, 3/4/2020	4,195,000	4,612,654
Series GMTN, 2.75%, 3/19/2019	3,936,000	3,972,526
Synchrony Financial:
2.60%, 1/15/2019	3,996,000	4,022,613
2.70%, 2/3/2020	172,000	173,488
3.00%, 8/15/2019	7,087,000	7,176,722
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,900,000	3,115,383

		140,914,478

ELECTRIC — 4.0%
Ameren Corp. 2.70%, 11/15/2020	2,170,000	2,198,275
Arizona Public Service Co. 8.75%, 3/1/2019	3,000,000	3,276,990
Berkshire Hathaway Energy Co. 2.00%, 11/15/2018	2,275,000	2,280,574
Black Hills Corp. 2.50%, 1/11/2019	900,000	903,995
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	1,450,000	1,557,633
Series D, 7.88%, 11/1/2017	1,565,000	1,571,940
CMS Energy Corp. 8.75%, 6/15/2019	1,465,000	1,623,996
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	1,768,000	1,879,543
6.65%, 4/1/2019	525,000	560,826
7.13%, 12/1/2018	2,207,000	2,338,824
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	1,750,000	1,748,740
Consumers Energy Co.:
5.65%, 9/15/2018	470,000	487,007
6.13%, 3/15/2019	1,325,000	1,403,904
6.70%, 9/15/2019	200,000	218,030
Dominion Energy, Inc.:
2.50%, 12/1/2019	103,000	103,833
2.58%, 7/1/2020	4,425,000	4,451,594
2.96%, 7/1/2019 (f)	1,068,000	1,082,877
5.20%, 8/15/2019	25,000	26,418
Series A, 1.88%, 1/15/2019	3,425,000	3,422,739
Series B, 1.60%, 8/15/2019	3,907,000	3,879,299
DTE Energy Co.:
1.50%, 10/1/2019	1,050,000	1,037,138
2.40%, 12/1/2019	2,948,000	2,959,291
Duke Energy Carolinas LLC Series C, 7.00%, 11/15/2018	4,012,000	4,240,564
Duke Energy Corp. 5.05%, 9/15/2019	766,000	809,616

Duke Energy Florida LLC 1.85%, 1/15/2020	2,195,000	2,192,745
Duke Energy Indiana LLC 3.75%, 7/15/2020	1,020,000	1,065,472
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	327,000	343,749
Duke Energy Progress LLC 5.30%, 1/15/2019	3,329,000	3,471,681
Edison International 2.13%, 4/15/2020	1,450,000	1,449,986
Emera US Finance L.P. 2.15%, 6/15/2019	4,041,000	4,045,041
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	969,367
Eversource Energy 4.50%, 11/15/2019	2,111,000	2,211,800
Exelon Generation Co. LLC:
2.95%, 1/15/2020	6,250,000	6,361,000
4.00%, 10/1/2020	2,000,000	2,089,740
5.20%, 10/1/2019	2,829,000	2,999,985
Georgia Power Co.:
1.95%, 12/1/2018	3,059,000	3,065,057
2.00%, 3/30/2020	2,000,000	2,000,920
4.25%, 12/1/2019	4,000	4,185
Series C, 2.00%, 9/8/2020	2,855,000	2,843,123
Indiana Michigan Power Co. 7.00%, 3/15/2019	1,025,000	1,096,955
Jersey Central Power & Light Co. 7.35%, 2/1/2019	50,000	53,211
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	217,000	232,433
MidAmerican Energy Co. 2.40%, 3/15/2019	4,195,000	4,234,307
Nevada Power Co. 7.13%, 3/15/2019	755,000	810,311
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	3,092,000	3,107,244
2.40%, 9/15/2019	1,865,000	1,877,981
6.00%, 3/1/2019	329,000	347,029
Oglethorpe Power Corp. 6.10%, 3/15/2019	1,570,000	1,658,846
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	1,023,000	1,063,961
8.25%, 10/15/2018	2,362,000	2,515,766
PG&E Corp. 2.40%, 3/1/2019	725,000	728,625
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,059
Progress Energy, Inc.:
4.88%, 12/1/2019	727,000	769,508
7.05%, 3/15/2019	2,170,000	2,324,287
PSEG Power LLC 2.45%, 11/15/2018	2,125,000	2,135,427
Public Service Co. of Colorado 5.13%, 6/1/2019	204,000	214,373
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	2,000	2,000
Series MTN, 2.00%, 8/15/2019	508,000	508,957
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,280,000	2,256,037

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

South Carolina Electric & Gas Co. 6.50%, 11/1/2018	$1,140,000	$1,192,531
Southern Co.:
1.85%, 7/1/2019	3,973,000	3,969,822
2.15%, 9/1/2019	1,000	1,003
2.75%, 6/15/2020	2,472,000	2,511,181
Southern Power Co. Series D, 1.95%, 12/15/2019	3,200,000	3,191,840
Southwestern Electric Power Co. 6.45%, 1/15/2019	2,045,000	2,154,489
TECO Finance, Inc. 5.15%, 3/15/2020	465,000	495,797
Union Electric Co. 6.70%, 2/1/2019	40,000	42,481
Virginia Electric & Power Co. 5.00%, 6/30/2019	5,000	5,256
WEC Energy Group, Inc. 2.45%, 6/15/2020	3,003,000	3,025,793
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,051
Wisconsin Public Service Corp. 1.65%, 12/4/2018	480,000	479,296
Xcel Energy, Inc. 4.70%, 5/15/2020	2,625,000	2,769,008

		124,955,362

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,749,000	1,886,751
Emerson Electric Co.:
4.88%, 10/15/2019	2,000,000	2,116,720
5.25%, 10/15/2018	1,615,000	1,674,158

		5,677,629

ELECTRONICS — 0.4%
Amphenol Corp.:
2.20%, 4/1/2020	1,731,000	1,733,198
2.55%, 1/30/2019	2,306,000	2,322,326
Flex, Ltd. 4.63%, 2/15/2020	3,000,000	3,140,250
Fortive Corp. 1.80%, 6/15/2019	1,022,000	1,019,568
Honeywell International, Inc. 1.40%, 10/30/2019	3,588,000	3,563,674
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,100,000	1,119,250

		12,898,266

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
3.80%, 5/15/2018	2,735,000	2,769,362
5.00%, 3/1/2020	2,431,000	2,593,780
5.50%, 9/15/2019	902,000	961,478
Waste Management, Inc. 4.75%, 6/30/2020	2,804,000	3,001,598

		9,326,218

FOOD — 1.5%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,343,121
General Mills, Inc.:
2.20%, 10/21/2019	1,315,000	1,321,259
5.65%, 2/15/2019	3,964,000	4,165,411
JM Smucker Co. 2.50%, 3/15/2020	3,007,000	3,034,995

Kellogg Co. 4.15%, 11/15/2019	1,149,000	1,198,258
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,842,000	5,947,097
5.38%, 2/10/2020	3,586,000	3,846,308
Kroger Co.:
2.00%, 1/15/2019	2,300,000	2,305,704
2.30%, 1/15/2019	3,059,000	3,068,697
6.15%, 1/15/2020	96,000	104,382
6.80%, 12/15/2018	565,000	597,109
Series GMTN, 1.50%, 9/30/2019	4,593,000	4,538,940
Sysco Corp. 1.90%, 4/1/2019	3,260,000	3,258,533
Tyson Foods, Inc.:
2.25%, 8/23/2021	835,000	830,783
2.65%, 8/15/2019	3,605,000	3,647,575
Unilever Capital Corp.:
1.80%, 5/5/2020	3,690,000	3,687,159
2.20%, 3/6/2019	1,500,000	1,511,085
4.80%, 2/15/2019	2,618,000	2,725,757

		47,132,173

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	2,209,000	2,405,490

GAS — 0.3%
Atmos Energy Corp. 8.50%, 3/15/2019	543,000	593,478
Dominion Energy Gas Holdings LLC 2.50%, 12/15/2019	2,829,000	2,852,113
ONE Gas, Inc. 2.07%, 2/1/2019	876,000	876,517
Sempra Energy:
1.63%, 10/7/2019	2,324,000	2,308,336
2.40%, 3/15/2020	2,022,000	2,031,402
9.80%, 2/15/2019	812,000	896,253

		9,558,099

HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.65%, 11/1/2019	1,500,000	1,506,960
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	1,985,000	1,980,077
2.45%, 11/17/2018	2,575,000	2,592,304

		6,079,341

HEALTH CARE PRODUCTS — 2.4%
Abbott Laboratories:
2.00%, 3/15/2020	2,765,000	2,758,309
2.35%, 11/22/2019	9,182,000	9,254,814
4.13%, 5/27/2020	3,923,000	4,118,208
Becton Dickinson and Co.:
2.13%, 6/6/2019	4,486,000	4,498,247
2.40%, 6/5/2020	2,200,000	2,206,050
2.68%, 12/15/2019	3,969,000	4,016,271
Boston Scientific Corp.:
2.65%, 10/1/2018	1,975,000	1,985,645
2.85%, 5/15/2020	5,000	5,073
6.00%, 1/15/2020	2,201,000	2,385,818
Covidien International Finance SA 4.20%, 6/15/2020	3,359,000	3,544,786
Danaher Corp. 1.65%, 9/15/2018	1,655,000	1,656,738
Edwards Lifesciences Corp. 2.88%, 10/15/2018	1,138,000	1,147,240

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Medtronic Global Holdings SCA 1.70%, 3/28/2019	$9,357,000	$9,351,573
Medtronic, Inc.:
2.50%, 3/15/2020	6,040,000	6,129,754
4.45%, 3/15/2020	800,000	846,848
5.60%, 3/15/2019	425,000	447,389
Stryker Corp.:
2.00%, 3/8/2019	3,543,000	3,551,503
4.38%, 1/15/2020	3,009,000	3,164,836
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	2,421,000	2,428,675
2.40%, 2/1/2019	3,300,000	3,322,869
4.70%, 5/1/2020	2,000,000	2,123,560
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	7,767,000	7,838,534
4.63%, 11/30/2019	1,000	1,049

		76,783,789

HEALTH CARE SERVICES — 1.0%
Aetna, Inc. 2.20%, 3/15/2019	2,508,000	2,520,515
Anthem, Inc.:
2.25%, 8/15/2019	1,908,000	1,914,926
7.00%, 2/15/2019	2,160,000	2,303,856
Cigna Corp. 5.13%, 6/15/2020	1,526,000	1,640,923
Dignity Health 2.64%, 11/1/2019	1,940,000	1,957,053
Humana, Inc. 2.63%, 10/1/2019	1,350,000	1,361,664
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	1,675,000	1,682,873
2.63%, 2/1/2020	1,475,000	1,490,310
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	2,018,000	2,038,422
4.75%, 1/30/2020	2,500,000	2,642,700
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	24,000	23,947
1.70%, 2/15/2019	3,457,000	3,453,301
2.30%, 12/15/2019	3,080,000	3,105,626
2.70%, 7/15/2020	4,700,000	4,793,624

		30,929,740

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019	1,960,000	1,997,355
4.00%, 2/15/2020	2,000,000	2,071,941

		4,069,296

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
Series MTN, 1.50%, 11/1/2018	3,950,000	3,947,748
Series MTN, 1.75%, 3/15/2019	250,000	250,402
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,940,000	2,938,883
Procter & Gamble Co.:
1.60%, 11/15/2018	13,000	13,001
1.90%, 11/1/2019	3,505,000	3,519,932

		10,669,966

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	1,000,000	1,009,240

Kimberly-Clark Corp.:
1.40%, 2/15/2019	1,171,000	1,166,972
1.90%, 5/22/2019	170,000	170,387
7.50%, 11/1/2018	900,000	955,053

		3,301,652

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.15%, 10/15/2018	1,925,000	1,932,257
2.88%, 12/1/2019	250,000	253,838

		2,186,095

INSURANCE — 1.4%
Aflac, Inc. 2.40%, 3/16/2020	2,600,000	2,622,438
Allstate Corp. 7.45%, 5/16/2019	1,100,000	1,191,718
American Financial Group, Inc. 9.88%, 6/15/2019	1,170,000	1,316,192
American International Group, Inc.:
2.30%, 7/16/2019	4,440,000	4,461,401
3.38%, 8/15/2020	62,000	64,161
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	5,248,000	5,210,529
1.70%, 3/15/2019	4,892,000	4,899,779
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	400,000	402,932
Chubb INA Holdings, Inc. 5.90%, 6/15/2019	270,000	287,869
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	670,000	722,092
6.30%, 3/15/2018	1,678,000	1,711,818
Series MTN, 6.00%, 1/15/2019	100,000	105,014
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	2,450,000	2,465,043
MetLife, Inc. 7.72%, 2/15/2019	5,155,000	5,560,905
Protective Life Corp. 7.38%, 10/15/2019	2,500,000	2,745,350
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	3,937,000	4,292,629
Series MTN, 2.35%, 8/15/2019	2,942,000	2,962,623
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	1,110,000	1,206,115
Travelers Cos., Inc. 5.90%, 6/2/2019	100,000	106,346
XLIT, Ltd. 2.30%, 12/15/2018	975,000	978,646

		43,313,600

INTERNET — 0.9%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,721,000	7,781,069
Amazon.com, Inc.:
1.90%, 8/21/2020 (a)	2,720,000	2,726,936
2.60%, 12/5/2019	3,991,000	4,061,880
Baidu, Inc.:
2.75%, 6/9/2019	4,160,000	4,189,994
3.00%, 6/30/2020	1,250,000	1,265,888
eBay, Inc.:
2.15%, 6/5/2020	4,145,000	4,152,087
2.20%, 8/1/2019	3,193,000	3,205,484

		27,383,338

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.88%, 1/15/2020	$1,911,000	$1,958,660
4.88%, 11/30/2018	3,768,000	3,876,820
FS Investment Corp.:
4.00%, 7/15/2019	100,000	101,901
4.25%, 1/15/2020	1,350,000	1,382,954
Prospect Capital Corp. 5.00%, 7/15/2019	2,000,000	2,059,553

		9,379,888

IT SERVICES — 3.0%
Apple, Inc.:
1.10%, 8/2/2019	3,994,000	3,957,934
1.50%, 9/12/2019	4,500,000	4,493,025
1.55%, 2/8/2019	2,075,000	2,074,709
1.55%, 2/7/2020	748,000	744,447
1.70%, 2/22/2019	3,710,000	3,718,199
1.80%, 5/11/2020 (b)	7,473,000	7,474,121
1.90%, 2/7/2020	3,761,000	3,770,967
2.00%, 5/6/2020	3,395,000	3,410,277
2.10%, 5/6/2019	7,266,000	7,326,816
Dell International LLC/EMC Corp. 3.48%, 6/1/2019 (a)	13,375,000	13,635,813
DXC Technology Co. 2.88%, 3/27/2020	2,000,000	2,026,560
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	7,397,000	7,469,416
3.60%, 10/15/2020	198,000	205,264
IBM Credit LLC:
1.63%, 9/6/2019	2,150,000	2,152,795
1.80%, 1/20/2021 (b)	2,150,000	2,137,938
International Business Machines Corp.:
1.63%, 5/15/2020	3,959,000	3,940,076
1.80%, 5/17/2019 (b)	4,475,000	4,487,933
1.88%, 5/15/2019	2,837,000	2,846,192
1.90%, 1/27/2020	3,650,000	3,657,190
1.95%, 2/12/2019 (b)	2,473,000	2,484,871
7.63%, 10/15/2018	4,006,000	4,246,921
8.38%, 11/1/2019	2,795,000	3,167,378
NetApp, Inc. 2.00%, 9/27/2019	1,260,000	1,259,433
Seagate HDD Cayman 3.75%, 11/15/2018	4,203,000	4,276,889

		94,965,164

LODGING — 0.1%
Marriott International, Inc. 3.00%, 3/1/2019	2,200,000	2,227,500

MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
Series GMTN, 1.85%, 9/4/2020	2,830,000	2,820,604
Series MTN, 1.35%, 5/18/2019	3,562,000	3,538,633
Series MTN, 1.80%, 11/13/2018	3,215,000	3,218,183
Series MTN, 1.90%, 3/22/2019	2,775,000	2,782,049
Series MTN, 2.00%, 3/5/2020	1,333,000	1,334,173
Series MTN, 2.10%, 6/9/2019	3,451,000	3,469,843
Series MTN, 2.10%, 1/10/2020	3,995,000	4,015,854
Series MTN, 2.25%, 12/1/2019	184,000	185,461
Series MTN, 7.05%, 10/1/2018	475,000	499,657
Series MTN, 7.15%, 2/15/2019	3,829,000	4,104,037

Caterpillar, Inc. 7.90%, 12/15/2018	1,880,000	2,016,394

		27,984,888

MACHINERY-DIVERSIFIED — 1.0%
Deere & Co. 4.38%, 10/16/2019	50,000	52,532
John Deere Capital Corp.:
1.70%, 1/15/2020	2,364,000	2,353,858
2.25%, 4/17/2019	321,000	323,607
Series MTN, 1.25%, 10/9/2019	3,012,000	2,979,922
Series MTN, 1.65%, 10/15/2018	1,800,000	1,800,630
Series MTN, 1.95%, 12/13/2018	1,053,000	1,056,749
Series MTN, 1.95%, 1/8/2019	4,150,000	4,167,471
Series MTN, 1.95%, 3/4/2019	1,115,000	1,118,735
Series MTN, 1.95%, 6/22/2020	2,030,000	2,030,812
Series MTN, 2.05%, 3/10/2020	200,000	200,698
Series MTN, 2.20%, 3/13/2020	625,000	629,369
Series MTN, 2.30%, 9/16/2019	4,872,000	4,914,922
Series MTN, 2.38%, 7/14/2020	3,132,000	3,163,633
Roper Technologies, Inc.:
2.05%, 10/1/2018	2,549,000	2,554,251
6.25%, 9/1/2019	2,745,000	2,958,479

		30,305,668

MEDIA — 2.5%
21st Century Fox America, Inc.:
6.90%, 3/1/2019	1,025,000	1,094,864
8.25%, 8/10/2018	700,000	737,494
CBS Corp.:
2.30%, 8/15/2019	1,379,000	1,387,219
5.75%, 4/15/2020 (b)	2,450,000	2,664,399
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,226,000	1,258,866
4.46%, 7/23/2022	2,200,000	2,326,654
Comcast Corp.:
5.15%, 3/1/2020	5,315,000	5,715,804
5.70%, 7/1/2019	2,758,000	2,941,159
Discovery Communications LLC:
5.05%, 6/1/2020	1,572,000	1,678,220
5.63%, 8/15/2019	343,000	364,925
Series 2Y, 2.20%, 9/20/2019	4,000,000	4,014,520
NBCUniversal Media LLC 5.15%, 4/30/2020	6,229,000	6,731,681
RELX Capital, Inc. 8.63%, 1/15/2019	1,070,000	1,155,921
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	2,526,000	2,552,801
Thomson Reuters Corp.:
4.70%, 10/15/2019	1,000	1,052
6.50%, 7/15/2018	2,240,000	2,322,854
Time Warner Cable LLC:
4.13%, 2/15/2021	3,503,000	3,634,923
5.00%, 2/1/2020	43,000	45,448
6.75%, 7/1/2018	2,720,000	2,818,461
8.25%, 4/1/2019	6,700,000	7,281,225
8.75%, 2/14/2019	4,435,000	4,817,430
Time Warner, Inc.:
2.10%, 6/1/2019	2,066,000	2,067,983
4.88%, 3/15/2020	4,578,000	4,870,488
Viacom, Inc. 5.63%, 9/15/2019	3,525,000	3,755,359

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Walt Disney Co.:
1.65%, 1/8/2019	$1,700,000	$1,700,731
Series GMTN, 1.85%, 5/30/2019	2,202,000	2,207,527
Series MTN, 0.88%, 7/12/2019	1,020,000	1,005,414
Series MTN, 1.80%, 6/5/2020	3,986,000	3,978,666
Series MTN, 1.95%, 3/4/2020	3,204,000	3,215,566
Series MTN, 5.50%, 3/15/2019	400,000	421,556

		78,769,210

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	3,165,000	3,195,131

MINING — 0.1%
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	50,000	53,510
Freeport-McMoRan, Inc. 2.38%, 3/15/2018	50,000	50,000
Newmont Mining Corp. 5.13%, 10/1/2019	311,000	327,757
Southern Copper Corp. 5.38%, 4/16/2020	1,526,000	1,646,859

		2,078,126

MISCELLANEOUS MANUFACTURER — 0.4%
3M Co. Series MTN, 1.63%, 6/15/2019	1,702,000	1,702,885
Crane Co. 2.75%, 12/15/2018	820,000	828,318
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	836,000	839,160
6.25%, 4/1/2019	2,354,000	2,509,976
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	2,005,000	2,028,198
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	970,000	977,615
Textron, Inc. 7.25%, 10/1/2019 (b)	1,500,000	1,648,178
Tyco Electronics Group SA 2.38%, 12/17/2018	2,226,000	2,237,753

		12,772,083

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
3.63%, 9/15/2020	1,625,000	1,631,224
6.25%, 3/15/2019	2,900,000	3,039,258
Xerox Corp.:
2.75%, 3/15/2019 (b)	2,073,000	2,083,614
2.80%, 5/15/2020	2,000,000	2,003,400
5.63%, 12/15/2019	226,000	241,115
6.35%, 5/15/2018	2,628,000	2,695,891

		11,694,502

OIL & GAS — 5.3%
Anadarko Petroleum Corp.:
6.95%, 6/15/2019	3,000,000	3,231,870
8.70%, 3/15/2019	691,000	753,936
BP Capital Markets PLC:
1.68%, 5/3/2019	3,824,000	3,819,832
1.77%, 9/19/2019	1,880,000	1,882,143
2.24%, 5/10/2019	4,117,000	4,145,655
2.32%, 2/13/2020	5,598,000	5,652,972
2.52%, 1/15/2020	4,237,000	4,296,106
4.75%, 3/10/2019	3,482,000	3,629,428

Canadian Natural Resources, Ltd. 5.90%, 2/1/2018	1,825,000	1,851,147
Cenovus Energy, Inc. 5.70%, 10/15/2019	5,897,000	6,239,763
Chevron Corp.:
1.56%, 5/16/2019	3,952,000	3,944,649
1.69%, 2/28/2019	4,175,000	4,177,088
1.79%, 11/16/2018	4,228,000	4,235,779
1.96%, 3/3/2020	6,758,000	6,777,329
1.99%, 3/3/2020	3,516,000	3,527,954
2.19%, 11/15/2019	3,154,000	3,181,913
2.43%, 6/24/2020	200,000	202,960
4.95%, 3/3/2019	4,214,000	4,406,453
ConocoPhillips Co. 2.20%, 5/15/2020	584,000	587,008
Encana Corp. 6.50%, 5/15/2019	2,095,000	2,231,175
EOG Resources, Inc.:
2.45%, 4/1/2020	1,754,000	1,769,277
5.63%, 6/1/2019	3,759,000	3,979,954
6.88%, 10/1/2018	475,000	497,624
EQT Corp.:
2.50%, 10/1/2020 (d)	2,100,000	2,109,345
6.50%, 4/1/2018	1,000,000	1,021,160
8.13%, 6/1/2019	1,725,000	1,881,802
Exxon Mobil Corp.:
1.71%, 3/1/2019	5,050,000	5,055,302
1.82%, 3/15/2019	6,621,000	6,638,347
1.91%, 3/6/2020	3,904,000	3,912,043
Hess Corp. 8.13%, 2/15/2019	827,000	887,743
Husky Energy, Inc. 7.25%, 12/15/2019	2,546,000	2,813,024
Marathon Oil Corp. 2.70%, 6/1/2020	2,100,000	2,098,950
Marathon Petroleum Corp. 2.70%, 12/14/2018	2,084,000	2,098,838
Noble Energy, Inc. 4.15%, 12/15/2021	2,736,000	2,882,431
Pioneer Natural Resources Co.:
6.88%, 5/1/2018	3,750,000	3,857,340
7.50%, 1/15/2020	12,000	13,361
Shell International Finance B.V.:
1.38%, 5/10/2019	5,735,000	5,715,386
1.38%, 9/12/2019	7,282,000	7,232,846
1.63%, 11/10/2018	4,970,000	4,972,486
2.00%, 11/15/2018	4,258,000	4,276,395
2.13%, 5/11/2020	8,318,000	8,361,586
4.30%, 9/22/2019	1,366,000	1,432,388
4.38%, 3/25/2020	4,917,000	5,207,202
Talisman Energy, Inc. 7.75%, 6/1/2019	1,251,000	1,355,396
Total Capital International SA:
2.10%, 6/19/2019	2,992,000	3,011,268
2.13%, 1/10/2019	4,504,000	4,531,789
Total Capital SA 4.45%, 6/24/2020	5,508,000	5,882,269
Valero Energy Corp.:
6.13%, 2/1/2020	3,344,000	3,637,369
9.38%, 3/15/2019	1,730,000	1,907,187
XTO Energy, Inc. 6.50%, 12/15/2018	500,000	527,830

		168,343,098

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 7.50%, 11/15/2018	$2,745,000	$2,916,562

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 6.80%, 8/1/2019	2,477,000	2,674,912
WestRock RKT Co. 4.45%, 3/1/2019	2,135,000	2,203,982

		4,878,894

PHARMACEUTICALS — 4.6%
Abbott Laboratories 5.13%, 4/1/2019	3,552,000	3,719,406
AbbVie, Inc.:
2.00%, 11/6/2018	3,739,000	3,750,965
2.50%, 5/14/2020	13,677,000	13,839,072
Allergan Funding SCS:
2.45%, 6/15/2019	2,001,000	2,014,747
3.00%, 3/12/2020	13,226,000	13,497,397
AmerisourceBergen Corp. 4.88%, 11/15/2019	2,200,000	2,328,414
AstraZeneca PLC:
1.75%, 11/16/2018	2,705,000	2,704,621
1.95%, 9/18/2019	3,241,000	3,240,546
2.38%, 11/16/2020	567,000	569,574
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	3,200,000	3,192,800
1.75%, 3/1/2019	1,706,000	1,708,013
Cardinal Health, Inc.:
1.95%, 6/14/2019	4,388,000	4,389,668
2.40%, 11/15/2019	1,577,000	1,586,888
Eli Lilly & Co. 1.95%, 3/15/2019	785,000	788,595
Express Scripts Holding Co. 2.25%, 6/15/2019	4,324,000	4,341,080
Johnson & Johnson:
1.13%, 3/1/2019	1,749,000	1,741,060
1.65%, 12/5/2018	1,682,000	1,685,313
1.88%, 12/5/2019	3,590,000	3,604,827
McKesson Corp.:
2.28%, 3/15/2019	5,067,000	5,088,332
7.50%, 2/15/2019	350,000	375,525
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,500,000	2,565,325
4.90%, 11/1/2019	1,400,000	1,485,344
Merck & Co., Inc. 1.85%, 2/10/2020	4,940,000	4,945,829
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	2,924,000	3,084,118
Mylan NV:
2.50%, 6/7/2019	3,575,000	3,589,371
3.00%, 12/15/2018	2,040,000	2,060,828
Mylan, Inc. 2.55%, 3/28/2019	2,800,000	2,808,764
Novartis Capital Corp.:
1.80%, 2/14/2020	3,975,000	3,975,715
4.40%, 4/24/2020	4,591,000	4,880,234
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	8,731,000	9,124,507
Pfizer, Inc.:
1.45%, 6/3/2019 (b)	3,205,000	3,194,840
1.70%, 12/15/2019	5,415,000	5,411,968
2.10%, 5/15/2019	3,443,000	3,468,203

Pharmacia Corp. 6.50%, 12/1/2018	725,000	764,933
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	10,843,000	10,814,808
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (b)	3,000,000	2,960,850
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	6,392,000	6,300,083

		145,602,563

PIPELINES — 2.2%
Buckeye Partners L.P.:
2.65%, 11/15/2018	1,456,000	1,461,431
4.88%, 2/1/2021	1,028,000	1,087,213
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,000,000	3,067,740
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,000,000	2,988,960
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	170,000	178,622
5.20%, 3/15/2020	1,090,000	1,159,618
9.88%, 3/1/2019	1,777,000	1,960,884
Series B, 6.50%, 4/15/2018	1,820,000	1,865,180
Energy Transfer L.P.:
9.00%, 4/15/2019	476,000	523,852
9.70%, 3/15/2019	1,265,000	1,397,901
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,575,000	3,579,326
Enterprise Products Operating LLC:
2.55%, 10/15/2019	3,537,000	3,569,435
5.25%, 1/31/2020	2,790,000	2,981,980
Series N, 6.50%, 1/31/2019	562,000	594,545
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	5,593,000	5,635,675
5.80%, 3/1/2021	3,600,000	3,919,320
6.50%, 4/1/2020	17,000	18,583
6.85%, 2/15/2020	896,000	983,710
9.00%, 2/1/2019	1,455,000	1,580,828
Kinder Morgan, Inc. 3.05%, 12/1/2019	3,750,000	3,816,975
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	2,840,000	3,052,546
ONEOK Partners L.P.:
3.20%, 9/15/2018	520,000	526,172
8.63%, 3/1/2019	1,967,000	2,135,041
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	2,725,000	2,817,890
Phillips 66 Partners L.P. 2.65%, 2/15/2020	500,000	502,615
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,850,000	3,846,419
5.75%, 1/15/2020	38,000	40,439
8.75%, 5/1/2019	1,556,000	1,698,872
Spectra Energy Capital LLC 6.20%, 4/15/2018	2,000,000	2,042,572
TransCanada PipeLines, Ltd.:
3.13%, 1/15/2019	1,584,000	1,607,713
6.50%, 8/15/2018	3,511,000	3,653,836

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Williams Partners L.P.:
3.60%, 3/15/2022	$1,000,000	$1,032,070
5.25%, 3/15/2020	4,160,000	4,460,186

		69,788,149

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	2,084,000	2,102,985
American Tower Corp.:
2.80%, 6/1/2020	3,000,000	3,043,410
3.40%, 2/15/2019	2,854,000	2,905,800
Boston Properties L.P.:
3.70%, 11/15/2018	2,331,000	2,368,366
5.88%, 10/15/2019	2,187,000	2,334,491
Digital Realty Trust L.P. 5.88%, 2/1/2020	2,150,000	2,308,649
ERP Operating L.P. 2.38%, 7/1/2019	2,000	2,012
Government Properties Income Trust 3.75%, 8/15/2019	1,000,000	1,012,710
HCP, Inc.:
2.63%, 2/1/2020	3,830,000	3,858,725
3.75%, 2/1/2019	1,500,000	1,528,845
Kimco Realty Corp. 6.88%, 10/1/2019	1,950,000	2,123,960
Realty Income Corp. 6.75%, 8/15/2019	1,025,000	1,110,885
Select Income REIT 3.60%, 2/1/2020	2,000,000	2,026,060
Senior Housing Properties Trust 3.25%, 5/1/2019	1,400,000	1,415,554
Simon Property Group L.P. 2.20%, 2/1/2019	841,000	845,264
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	2,395,000	2,417,489
4.00%, 4/30/2019	1,815,000	1,859,703
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	2,745,000	2,769,602
Vornado Realty L.P. 2.50%, 6/30/2019	1,205,000	1,212,109
Welltower, Inc.:
4.13%, 4/1/2019	883,000	907,344
6.13%, 4/15/2020	3,225,000	3,537,406
Weyerhaeuser Co. 7.38%, 10/1/2019	51,000	56,261

		41,747,630

RETAIL — 2.2%
AutoNation, Inc. 5.50%, 2/1/2020	3,015,000	3,220,171
AutoZone, Inc. 1.63%, 4/21/2019	893,000	888,113
Costco Wholesale Corp.:
1.70%, 12/15/2019	3,413,000	3,411,601
1.75%, 2/15/2020	1,310,000	1,307,288
2.15%, 5/18/2021 (b)	3,073,000	3,081,205
CVS Health Corp.:
2.25%, 12/5/2018	3,943,000	3,962,045
2.25%, 8/12/2019	3,429,000	3,448,751
2.80%, 7/20/2020	9,450,000	9,605,736
Home Depot, Inc.:
1.80%, 6/5/2020	3,529,000	3,530,906
2.00%, 6/15/2019	2,691,000	2,708,168

Lowe’s Cos., Inc.:
1.15%, 4/15/2019	1,910,000	1,895,006
4.63%, 4/15/2020	200,000	211,100
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	113,000	113,089
Series MTN, 2.10%, 12/7/2018	4,191,000	4,209,734
Series MTN, 2.20%, 5/26/2020	3,409,000	3,429,284
Series MTN, 3.50%, 7/15/2020	25,000	25,965
Series MTN, 5.00%, 2/1/2019	207,000	215,603
Nordstrom, Inc. 4.75%, 5/1/2020	100,000	103,662
QVC, Inc. 3.13%, 4/1/2019	1,800,000	1,822,374
Starbucks Corp. 2.00%, 12/5/2018	2,149,000	2,158,262
Target Corp.:
2.30%, 6/26/2019	2,866,000	2,893,370
3.88%, 7/15/2020	3,610,000	3,801,294
Wal-Mart Stores, Inc.:
1.95%, 12/15/2018	1,480,000	1,487,829
3.63%, 7/8/2020	3,658,000	3,835,815
4.13%, 2/1/2019	3,263,000	3,370,124
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	5,622,000	5,697,447

		70,433,942

SEMICONDUCTORS — 1.6%
Altera Corp. 2.50%, 11/15/2018	2,360,000	2,383,860
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.38%, 1/15/2020 (a)	10,350,000	10,399,887
Intel Corp.:
1.85%, 5/11/2020	4,632,000	4,640,523
2.45%, 7/29/2020	7,090,000	7,219,392
Lam Research Corp. 2.75%, 3/15/2020	3,218,000	3,267,267
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,012,046
QUALCOMM, Inc.:
1.85%, 5/20/2019	3,968,000	3,978,198
2.10%, 5/20/2020	6,060,000	6,085,210
2.25%, 5/20/2020	6,305,000	6,359,601
Texas Instruments, Inc.:
1.65%, 8/3/2019	2,324,000	2,319,306
1.75%, 5/1/2020	350,000	348,744
Xilinx, Inc. 2.13%, 3/15/2019	3,180,000	3,188,490

		51,202,524

SOFTWARE — 2.2%
Adobe Systems, Inc. 4.75%, 2/1/2020	3,000,000	3,194,250
CA, Inc.:
2.88%, 8/15/2018	500,000	504,592
3.60%, 8/1/2020	1,665,000	1,716,115
5.38%, 12/1/2019	2,077,000	2,208,993
Fidelity National Information Services, Inc. 2.85%, 10/15/2018	1,445,000	1,461,748
Fiserv, Inc. 2.70%, 6/1/2020	6,000	6,068
Microsoft Corp.:
1.10%, 8/8/2019	8,412,000	8,337,891
1.30%, 11/3/2018	5,877,000	5,867,538
1.63%, 12/6/2018	3,725,000	3,729,954
1.85%, 2/6/2020	8,011,000	8,036,315

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

1.85%, 2/12/2020	$350,000	$351,309
3.00%, 10/1/2020	2,271,000	2,350,735
4.20%, 6/1/2019	2,864,000	2,984,918
Oracle Corp.:
2.25%, 10/8/2019	10,803,000	10,925,614
2.38%, 1/15/2019	4,526,000	4,570,083
3.88%, 7/15/2020	2,800,000	2,955,204
5.00%, 7/8/2019	5,557,000	5,875,750
VMware, Inc. 2.30%, 8/21/2020	5,280,000	5,294,309

		70,371,386

TELECOMMUNICATIONS — 4.0%
America Movil SAB de CV:
5.00%, 10/16/2019	2,069,000	2,190,782
5.00%, 3/30/2020	8,257,000	8,843,412
AT&T, Inc.:
2.30%, 3/11/2019	4,764,000	4,788,058
2.38%, 11/27/2018	4,577,000	4,606,110
2.45%, 6/30/2020	10,295,000	10,370,051
5.20%, 3/15/2020	5,616,000	6,013,613
5.80%, 2/15/2019	8,126,000	8,549,040
5.88%, 10/1/2019	2,972,000	3,191,274
British Telecommunications PLC 2.35%, 2/14/2019	2,670,000	2,686,260
Cisco Systems, Inc.:
1.40%, 9/20/2019	6,110,000	6,079,389
1.60%, 2/28/2019	5,337,000	5,335,186
2.13%, 3/1/2019	4,033,000	4,063,570
2.45%, 6/15/2020	4,684,000	4,756,789
4.45%, 1/15/2020	9,566,000	10,128,002
4.95%, 2/15/2019	7,713,000	8,056,615
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	3,704,000	3,960,021
Juniper Networks, Inc. 3.13%, 2/26/2019	3,149,000	3,196,991
Orange SA:
1.63%, 11/3/2019	4,134,000	4,106,054
2.75%, 2/6/2019	3,080,000	3,116,744
5.38%, 7/8/2019	3,985,000	4,218,521
Telefonica Emisiones SAU:
5.46%, 2/16/2021	4,500,000	4,935,015
5.88%, 7/15/2019	4,131,000	4,405,422
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	107,251
Verizon Communications, Inc.:
2.63%, 2/21/2020	3,230,000	3,284,328
2.95%, 3/15/2022	1,000	1,016
4.50%, 9/15/2020	365,000	391,251
Vodafone Group PLC 5.45%, 6/10/2019	4,064,000	4,289,755

		125,670,520

TOBACCO — 0.2%
Reynolds American, Inc.:
6.88%, 5/1/2020	3,950,000	4,402,828
8.13%, 6/23/2019	3,166,000	3,487,286

		7,890,114

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	1,800,000	1,804,176

TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,552,000	3,743,453
Canadian National Railway Co. 5.55%, 3/1/2019	2,350,000	2,473,516
FedEx Corp.:
2.30%, 2/1/2020	2,555,000	2,570,100
8.00%, 1/15/2019	2,423,000	2,609,183
Norfolk Southern Corp. 5.90%, 6/15/2019	2,135,000	2,273,263
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,563,000	1,571,065
Series MTN, 2.45%, 9/3/2019	1,650,000	1,661,682
Series MTN, 2.50%, 5/11/2020	1,395,000	1,408,211
Series MTN, 2.55%, 6/1/2019	1,020,000	1,028,180
Series MTN, 2.65%, 3/2/2020	1,575,000	1,592,514
Union Pacific Corp.:
1.80%, 2/1/2020	2,000,000	1,992,479
2.25%, 2/15/2019	720,000	724,594
United Parcel Service, Inc. 5.13%, 4/1/2019	4,932,000	5,178,649

		28,826,889

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 3/15/2019	764,000	768,982
2.60%, 3/30/2020	2,825,000	2,846,978

		3,615,960

TOTAL CORPORATE BONDS & NOTES (Cost $3,125,090,498)		3,123,939,082

	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	35,965,795	35,965,795
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	27,206,398	27,206,398

TOTAL SHORT-TERM INVESTMENTS (Cost $63,172,193)		63,172,193

TOTAL INVESTMENTS — 101.2% (Cost $3,188,262,691)		3,187,111,275
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(36,536,643)

NET ASSETS — 100.0%		$3,150,574,632

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(d)	When-issued security.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$5,590,912	$—	$5,590,912
Aerospace & Defense	—	41,840,505	—	41,840,505
Agriculture	—	37,059,362	—	37,059,362
Airlines	—	7,023,565	—	7,023,565
Apparel	—	1,780,184	—	1,780,184
Auto Manufacturers	—	152,432,288	—	152,432,288
Banks	—	1,068,298,137	—	1,068,298,137
Beverages	—	78,308,376	—	78,308,376
Biotechnology	—	51,791,517	—	51,791,517
Chemicals	—	49,913,685	—	49,913,685
Commercial Services	—	4,803,722	—	4,803,722
Construction Materials	—	1,047,730	—	1,047,730
Diversified Financial Services	—	140,914,478	—	140,914,478
Electric	—	124,955,362	—	124,955,362
Electrical Components & Equipment	—	5,677,629	—	5,677,629
Electronics	—	12,898,266	—	12,898,266
Environmental Control	—	9,326,218	—	9,326,218
Food	—	47,132,173	—	47,132,173
Forest Products & Paper	—	2,405,490	—	2,405,490
Gas	—	9,558,099	—	9,558,099
Hand & Machine Tools	—	6,079,341	—	6,079,341
Health Care Products	—	76,783,789	—	76,783,789
Health Care Services	—	30,929,740	—	30,929,740
Home Builders	—	4,069,296	—	4,069,296
Household Products	—	10,669,966	—	10,669,966
Household Products & Wares	—	3,301,652	—	3,301,652
Housewares	—	2,186,095	—	2,186,095
Insurance	—	43,313,600	—	43,313,600
Internet	—	27,383,338	—	27,383,338
Investment Company Security	—	9,379,888	—	9,379,888
IT Services	—	94,965,164	—	94,965,164
Lodging	—	2,227,500	—	2,227,500
Machinery, Construction & Mining	—	27,984,888	—	27,984,888
Machinery-Diversified	—	30,305,668	—	30,305,668
Media	—	78,769,210	—	78,769,210
Metal Fabricate & Hardware	—	3,195,131	—	3,195,131
Mining	—	2,078,126	—	2,078,126
Miscellaneous Manufacturer	—	12,772,083	—	12,772,083
Office & Business Equipment	—	11,694,502	—	11,694,502

See accompanying Notes to Schedule of Investments

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil & Gas	$—	$168,343,098	$—	$168,343,098
Oil & Gas Services	—	2,916,562	—	2,916,562
Packaging & Containers	—	4,878,894	—	4,878,894
Pharmaceuticals	—	145,602,563	—	145,602,563
Pipelines	—	69,788,149	—	69,788,149
Real Estate Investment Trusts	—	41,747,630	—	41,747,630
Retail	—	70,433,942	—	70,433,942
Semiconductors	—	51,202,524	—	51,202,524
Software	—	70,371,386	—	70,371,386
Telecommunications	—	125,670,520	—	125,670,520
Tobacco	—	7,890,114	—	7,890,114
Toys/Games/Hobbies	—	1,804,176	—	1,804,176
Transportation	—	28,826,889	—	28,826,889
Trucking & Leasing	—	3,615,960	—	3,615,960
Short-Term Investments	63,172,193	—	—	63,172,193

TOTAL INVESTMENTS	$63,172,193	$3,123,939,082	$—	$3,187,111,275

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,483,873	$93,483,873	$230,922,184	$288,440,262	$—	$—	35,965,795	$35,965,795	$40,919
State Street Navigator Securities Lending Government Money Market Portfolio	15,693,263	15,693,263	31,180,497	19,667,362	—	—	27,206,398	27,206,398	18,261

TOTAL		$109,177,136	$262,102,681	$308,107,624	$—	$—		$63,172,193	$59,180

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$425,000	$441,775
4.20%, 4/15/2024	418,000	439,393
Omnicom Group, Inc.:
3.60%, 4/15/2026	903,000	911,579
3.63%, 5/1/2022	1,144,000	1,192,528
3.65%, 11/1/2024	566,000	579,601
4.45%, 8/15/2020	606,000	642,384
WPP Finance 2010:
3.63%, 9/7/2022	187,000	193,730
3.75%, 9/19/2024	447,500	457,922
4.75%, 11/21/2021	713,000	768,914

		5,627,826

AEROSPACE & DEFENSE — 1.4%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	52,913
Boeing Co.:
1.65%, 10/30/2020	294,000	292,165
1.88%, 6/15/2023	250,000	244,053
2.13%, 3/1/2022	272,000	271,992
2.25%, 6/15/2026	200,000	191,524
2.35%, 10/30/2021	75,000	75,740
2.60%, 10/30/2025	250,000	247,753
2.80%, 3/1/2027	475,000	473,114
2.85%, 10/30/2024	460,000	465,607
4.88%, 2/15/2020	233,000	249,592
6.00%, 3/15/2019	850,000	902,165
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	350,000	373,020
5.40%, 2/1/2027	1,320,000	1,427,065
General Dynamics Corp.:
1.88%, 8/15/2023	415,000	403,442
2.13%, 8/15/2026	310,000	291,282
2.25%, 11/15/2022	480,000	480,259
2.38%, 11/15/2024	2,250,000	2,217,825
3.88%, 7/15/2021	2,000	2,121
Harris Corp.:
2.70%, 4/27/2020	185,000	186,902
3.83%, 4/27/2025	100,000	103,905
4.40%, 12/15/2020	275,000	291,000
5.55%, 10/1/2021	375,000	415,268
L3 Technologies, Inc.:
3.85%, 12/15/2026	260,000	269,454
3.95%, 5/28/2024	258,000	269,293
4.75%, 7/15/2020	516,000	551,062
4.95%, 2/15/2021	420,000	450,479
5.20%, 10/15/2019	670,000	711,178
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,145,000	1,161,133
2.90%, 3/1/2025	425,000	424,571
3.10%, 1/15/2023	614,000	632,285
3.35%, 9/15/2021	679,000	705,691
3.55%, 1/15/2026	707,000	730,522
4.25%, 11/15/2019	712,000	746,411
Northrop Grumman Corp.:
3.20%, 2/1/2027	550,000	552,382

3.25%, 8/1/2023	784,000	807,261
3.50%, 3/15/2021	438,000	455,844
5.05%, 8/1/2019	352,000	371,620
Raytheon Co.:
2.50%, 12/15/2022	933,000	939,083
3.13%, 10/15/2020	865,000	893,666
3.15%, 12/15/2024	200,000	205,310
4.40%, 2/15/2020	125,000	132,217
7.20%, 8/15/2027	155,000	208,614
Rockwell Collins, Inc.:
1.95%, 7/15/2019	315,000	314,660
2.80%, 3/15/2022	516,000	521,877
3.20%, 3/15/2024	350,000	356,493
3.50%, 3/15/2027	936,000	954,402
3.70%, 12/15/2023	700,000	733,257
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	386,732
Textron, Inc. 4.00%, 3/15/2026	550,000	573,474
United Technologies Corp.:
1.50%, 11/1/2019	600,000	595,950
1.90%, 5/4/2020	1,042,000	1,038,415
1.95%, 11/1/2021	673,000	663,073
2.30%, 5/4/2022 (a)	575,000	571,958
2.65%, 11/1/2026 (a)	415,000	400,658
2.80%, 5/4/2024	575,000	575,403
3.10%, 6/1/2022	979,000	1,004,385
3.13%, 5/4/2027	650,000	648,804
4.50%, 4/15/2020	621,000	658,241

		30,874,565

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	816,000	827,636
2.63%, 9/16/2026	285,000	273,965
2.85%, 8/9/2022	1,362,000	1,388,300
2.95%, 5/2/2023	250,000	253,978
4.00%, 1/31/2024	726,000	771,687
4.75%, 5/5/2021	992,000	1,077,977
9.25%, 8/6/2019	860,000	972,806
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	970,000	929,483
4.48%, 3/1/2021	186,000	199,933
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	1,400,000	1,406,090
2.76%, 8/15/2022 (b)	2,140,000	2,152,348
3.22%, 8/15/2024 (b)	1,750,000	1,756,983
3.56%, 8/15/2027 (b)	2,300,000	2,319,366
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	200,000	200,100
3.25%, 8/15/2026	555,000	535,575
3.50%, 11/24/2020	137,000	140,933
3.75%, 9/25/2027	200,000	199,810
8.50%, 6/15/2019	470,000	518,744
Philip Morris International, Inc.:
1.38%, 2/25/2019	612,000	609,050
1.63%, 2/21/2019	387,000	386,698
1.88%, 2/25/2021	443,000	437,932
2.00%, 2/21/2020	824,000	824,915
2.13%, 5/10/2023	359,000	349,461

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.38%, 8/17/2022	$1,540,000	$1,531,515
2.50%, 8/22/2022	460,000	460,391
2.63%, 2/18/2022 (a)	500,000	504,085
2.63%, 3/6/2023	274,000	274,205
2.75%, 2/25/2026 (a)	402,000	393,277
2.90%, 11/15/2021	520,000	531,170
3.13%, 8/17/2027 (a)	450,000	450,855
3.25%, 11/10/2024	603,000	615,428
3.38%, 8/11/2025	484,000	495,664
3.60%, 11/15/2023	433,000	454,949
4.13%, 5/17/2021	100,000	106,066
4.50%, 3/26/2020	625,000	662,700
Reynolds American, Inc.:
3.25%, 6/12/2020	432,000	444,195
4.00%, 6/12/2022	666,000	703,462
4.85%, 9/15/2023	488,000	537,449

		26,699,181

AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	364,740	390,870
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	171,566	176,058
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	450,000	441,130
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	500,000	513,525
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 10/15/2029	750,000	749,272
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	65,086	71,335
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	85,934	90,139
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	863,432	900,690
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	121,070	139,530
Delta Air Lines, Inc.:
2.88%, 3/13/2020	565,000	571,757
3.63%, 3/15/2022	492,000	506,716
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	355,261
2.75%, 11/6/2019	50,000	50,720
3.00%, 11/15/2026	405,000	396,374
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	323,133	336,013
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	637,139

US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	133,721	139,066

		6,465,595

APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	391,000	389,663
2.38%, 11/1/2026	736,000	699,259
Ralph Lauren Corp. 2.63%, 8/18/2020	550,000	557,892
VF Corp. 3.50%, 9/1/2021	525,000	547,328

		2,194,142

AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	201,000	201,927
Series GMTN, 1.70%, 9/9/2021	425,000	417,074
Series GMTN, 2.30%, 9/9/2026 (a)	320,000	302,605
Series MTN, 1.20%, 7/12/2019	859,000	850,522
Series MTN, 1.65%, 7/12/2021	455,000	445,768
Series MTN, 1.70%, 2/22/2019	679,000	678,464
Series MTN, 1.95%, 7/20/2020	705,000	703,837
Series MTN, 2.00%, 2/14/2020	452,000	452,642
Series MTN, 2.25%, 8/15/2019	638,000	643,008
Series MTN, 2.45%, 9/24/2020	265,000	268,363
Series MTN, 2.90%, 2/16/2024	575,000	581,601
Ford Motor Co. 4.35%, 12/8/2026	1,027,000	1,067,700
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	485,000	482,628
2.02%, 5/3/2019	465,000	464,637
2.38%, 3/12/2019	596,000	598,861
2.43%, 6/12/2020 (a)	950,000	951,026
2.46%, 3/27/2020	300,000	300,798
2.60%, 11/4/2019	844,000	850,963
2.68%, 1/9/2020	910,000	918,554
2.98%, 8/3/2022	1,950,000	1,948,265
3.10%, 5/4/2023	570,000	566,648
3.16%, 8/4/2020	769,000	784,641
3.20%, 1/15/2021	953,000	972,384
3.22%, 1/9/2022	200,000	202,780
3.34%, 3/18/2021	1,621,000	1,651,070
3.34%, 3/28/2022	600,000	610,122
3.66%, 9/8/2024	465,000	468,613
3.81%, 1/9/2024	520,000	530,353
4.13%, 8/4/2025	647,000	665,213
4.25%, 9/20/2022	750,000	791,753
4.38%, 8/6/2023	200,000	211,394
5.75%, 2/1/2021	531,000	582,013
5.88%, 8/2/2021	1,189,000	1,323,678
8.13%, 1/15/2020	1,285,000	1,447,784
Series GMTN, 4.39%, 1/8/2026	913,000	950,889
Series MTN, 2.94%, 1/8/2019	958,000	968,979
General Motors Co.:
4.20%, 10/1/2027	750,000	761,055
4.88%, 10/2/2023	148,000	159,933
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	534,000	535,714
2.40%, 5/9/2019	1,198,000	1,203,235

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.65%, 4/13/2020	$937,000	$943,278
3.10%, 1/15/2019	830,000	841,437
3.15%, 1/15/2020	792,000	806,802
3.15%, 6/30/2022	1,005,000	1,011,553
3.20%, 7/13/2020	879,000	899,955
3.20%, 7/6/2021	1,436,000	1,461,119
3.45%, 1/14/2022	1,816,000	1,854,626
3.45%, 4/10/2022	870,000	885,651
3.50%, 7/10/2019	368,000	376,990
3.70%, 11/24/2020	635,000	657,733
3.70%, 5/9/2023	625,000	637,894
3.95%, 4/13/2024	750,000	768,450
4.00%, 1/15/2025	591,000	602,725
4.00%, 10/6/2026	500,000	503,675
4.20%, 3/1/2021	969,000	1,018,820
4.25%, 5/15/2023	534,000	558,254
4.30%, 7/13/2025	250,000	258,070
4.35%, 1/17/2027	825,000	848,059
4.38%, 9/25/2021	623,000	660,467
5.25%, 3/1/2026	700,000	762,370
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	397,000	394,205
Series MTN, 1.95%, 2/27/2020	525,000	524,995
Series MTN, 2.20%, 9/15/2019	100,000	100,586
Series MTN, 2.30%, 8/10/2022	1,340,000	1,336,972
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	860,000	859,974
2.90%, 4/17/2024	503,000	511,481
Series GMTN, 1.90%, 4/8/2021	920,000	911,840
Series GMTN, 2.80%, 7/13/2022	103,000	105,023
Series MTN, 1.40%, 5/20/2019	540,000	537,511
Series MTN, 1.55%, 10/18/2019	400,000	397,816
Series MTN, 1.70%, 1/9/2019	675,000	675,169
Series MTN, 1.70%, 2/19/2019	1,099,000	1,098,527
Series MTN, 2.10%, 1/17/2019	886,000	890,377
Series MTN, 2.13%, 7/18/2019	975,000	979,953
Series MTN, 2.15%, 3/12/2020	870,000	874,620
Series MTN, 2.15%, 9/8/2022	1,350,000	1,337,215
Series MTN, 2.60%, 1/11/2022	933,000	943,907
Series MTN, 2.63%, 1/10/2023	385,000	388,380
Series MTN, 2.75%, 5/17/2021	304,000	309,767
Series MTN, 3.20%, 1/11/2027	565,000	575,746
Series MTN, 3.30%, 1/12/2022	762,000	792,625
Series MTN, 3.40%, 9/15/2021	710,000	739,919
Series MTN, 4.25%, 1/11/2021	450,000	479,718
Series MTN, 4.50%, 6/17/2020	175,000	186,429

		60,828,177

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	400,000	403,144
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	204,416
4.25%, 1/15/2026	600,000	640,434
Delphi Corp. 4.15%, 3/15/2024	291,000	308,399
Lear Corp.:
3.80%, 9/15/2027	1,224,000	1,218,823
5.25%, 1/15/2025	545,000	578,407

Magna International, Inc.:
3.63%, 6/15/2024	325,000	336,498
4.15%, 10/1/2025	175,000	186,165

		3,876,286

BANKS — 27.2%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	550,000	550,946
2.55%, 11/23/2021	670,000	671,467
2.63%, 5/19/2022	800,000	802,552
Series MTN, 1.60%, 7/15/2019	350,000	348,089
Series MTN, 2.13%, 8/19/2020	1,000,000	999,670
Series MTN, 2.25%, 6/13/2019	711,000	715,430
Series MTN, 2.30%, 6/1/2021	680,000	678,259
Series MTN, 2.70%, 11/16/2020	448,000	454,460
Series MTN, 3.70%, 11/16/2025 (a)	245,000	259,729
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	350,000	357,063
Banco Santander SA:
3.50%, 4/11/2022	650,000	666,074
4.25%, 4/11/2027	600,000	622,482
Bancolombia SA 5.95%, 6/3/2021	578,000	638,811
Bank of America Corp.:
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,900,000	1,908,873
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	1,315,000	1,336,974
4.10%, 7/24/2023	992,000	1,054,893
5.49%, 3/15/2019	120,000	125,477
5.70%, 1/24/2022	1,791,000	2,012,905
5.88%, 1/5/2021	960,000	1,062,691
6.88%, 11/15/2018	639,000	673,717
7.63%, 6/1/2019	3,820,000	4,164,678
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	1,400,000	1,400,084
Series GMTN, 2.63%, 4/19/2021	1,301,000	1,309,977
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	2,350,000	2,351,716
Series GMTN, 3.30%, 1/11/2023	2,378,000	2,436,784
Series GMTN, 3.50%, 4/19/2026	1,137,000	1,155,044
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	1,400,000	1,413,916
Series L, 2.25%, 4/21/2020	1,464,000	1,467,323
Series L, 2.60%, 1/15/2019	1,193,000	1,202,568
Series L, 2.65%, 4/1/2019	1,824,000	1,841,419
Series L, 3.95%, 4/21/2025	1,218,000	1,254,528
Series L, 4.18%, 11/25/2027	525,000	543,758
Series MTN, 2.15%, 11/9/2020	666,000	663,815
Series MTN, 2.33%, 10/1/2021 (c)	1,500,000	1,499,805
Series MTN, 2.50%, 10/21/2022	1,275,000	1,261,969
Series MTN, 2.63%, 10/19/2020	1,471,000	1,486,549
Series MTN, 3.09%, 10/1/2025 (c)	2,000,000	2,000,520
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	950,000	967,081

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	$1,350,000	$1,386,706
Series MTN, 3.88%, 8/1/2025	1,963,000	2,058,343
Series MTN, 4.00%, 4/1/2024	1,535,000	1,622,802
Series MTN, 4.00%, 1/22/2025	1,462,000	1,512,527
Series MTN, 4.13%, 1/22/2024	1,431,000	1,524,273
Series MTN, 4.20%, 8/26/2024	871,000	915,134
Series MTN, 4.25%, 10/22/2026	1,155,000	1,208,569
Series MTN, 4.45%, 3/3/2026	1,417,000	1,500,192
Series MTN, 5.00%, 5/13/2021	1,175,000	1,277,578
Series MTN, 5.63%, 7/1/2020	1,976,000	2,151,469
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	825,000	819,844
Series MTN, 1.75%, 9/11/2019	750,000	748,410
Series MTN, 1.90%, 8/27/2021	856,000	843,699
Series MTN, 2.10%, 12/12/2019	576,000	578,114
Series MTN, 2.10%, 6/15/2020	1,460,000	1,461,767
Series MTN, 2.35%, 9/11/2022	1,500,000	1,487,235
Series MTN, 2.38%, 1/25/2019	602,000	606,160
Series MTN, 2.55%, 11/6/2022	530,000	530,254
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	360,000	372,143
3.55%, 9/23/2021	677,000	710,715
Series 0012, 3.65%, 2/4/2024	578,000	608,299
Series G, 2.15%, 2/24/2020	752,000	755,474
Series G, 2.20%, 5/15/2019	535,000	537,782
Series G, 3.00%, 2/24/2025	285,000	286,300
Series MTN, 2.05%, 5/3/2021	795,000	791,812
Series MTN, 2.20%, 3/4/2019	200,000	201,096
Series MTN, 2.20%, 8/16/2023	549,000	537,196
Series MTN, 2.30%, 9/11/2019	740,000	745,565
Series MTN, 2.45%, 11/27/2020	366,000	370,114
Series MTN, 2.45%, 8/17/2026	640,000	610,419
Series MTN, 2.50%, 4/15/2021	457,000	461,739
Series MTN, 2.60%, 8/17/2020	688,000	698,575
Series MTN, 2.60%, 2/7/2022	1,030,000	1,040,382
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,950,000	1,956,474
Series MTN, 2.80%, 5/4/2026	813,000	797,634
Series MTN, 3.25%, 9/11/2024	280,000	286,658
Series MTN, 3.25%, 5/16/2027	865,000	876,020
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	667,000	683,935
Series MTN, 3.95%, 11/18/2025	300,000	319,575
Series MTN, 4.15%, 2/1/2021	250,000	265,177
Series MTN, 4.60%, 1/15/2020	184,000	194,716
Bank of Nova Scotia:
1.65%, 6/14/2019	826,000	823,803
2.35%, 10/21/2020	456,000	459,187
2.45%, 9/19/2022	1,150,000	1,145,170
2.70%, 3/7/2022 (a)	1,031,000	1,040,176
2.80%, 7/21/2021	361,000	366,700
4.38%, 1/13/2021	200,000	213,252
4.50%, 12/16/2025	565,000	595,261
Series BKNT, 1.95%, 1/15/2019	600,000	601,830
Series BKNT, 2.05%, 6/5/2019	236,000	236,772
Series BKNT, 2.15%, 7/14/2020	3,215,000	3,222,909
Series BKNT, 2.45%, 3/22/2021	661,000	665,230

Bank One Corp.:
7.63%, 10/15/2026	500,000	644,075
8.00%, 4/29/2027	457,000	608,285
Barclays Bank PLC:
3.75%, 5/15/2024	22,000	22,838
5.14%, 10/14/2020	641,000	685,293
6.75%, 5/22/2019	133,000	143,097
Series BKNT, 2.50%, 2/20/2019	200,000	201,278
Series BKNT, 5.13%, 1/8/2020	200,000	212,682
Barclays PLC:
2.75%, 11/8/2019	1,329,000	1,342,955
2.88%, 6/8/2020	875,000	883,811
3.20%, 8/10/2021	660,000	670,276
3.25%, 1/12/2021	180,000	183,425
3.65%, 3/16/2025	876,000	877,822
3.68%, 1/10/2023	915,000	936,923
4.38%, 9/11/2024	855,000	877,820
4.38%, 1/12/2026	2,085,000	2,177,470
4.84%, 5/9/2028	2,775,000	2,875,844
5.20%, 5/12/2026	1,024,000	1,095,598
BB&T Corp.:
5.25%, 11/1/2019	255,000	271,524
Series MTN, 2.05%, 5/10/2021	840,000	836,346
Series MTN, 2.25%, 2/1/2019	959,000	964,927
Series MTN, 2.45%, 1/15/2020	919,000	928,962
Series MTN, 2.63%, 6/29/2020	612,000	621,786
Series MTN, 2.75%, 4/1/2022	1,062,000	1,079,852
Series MTN, 3.95%, 3/22/2022	250,000	264,013
Series MTN, 6.85%, 4/30/2019	4,000	4,294
BNP Paribas SA:
2.38%, 5/21/2020	1,598,000	1,612,702
Series BKNT, 5.00%, 1/15/2021	1,613,000	1,749,831
Series MTN, 2.40%, 12/12/2018	265,000	266,961
Series MTN, 2.45%, 3/17/2019	615,000	620,357
Series MTN, 4.25%, 10/15/2024	915,000	958,572
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	600,000	618,192
BPCE SA:
4.00%, 4/15/2024	1,119,000	1,189,866
Series BKNT, 2.65%, 2/3/2021	544,000	548,711
Series MTN, 2.25%, 1/27/2020	535,000	536,428
Series MTN, 2.50%, 7/15/2019	938,000	946,357
Series MTN, 2.75%, 12/2/2021	1,170,000	1,183,771
Series MTN, 3.38%, 12/2/2026	350,000	356,387
Branch Banking & Trust Co.:
2.10%, 1/15/2020	1,174,000	1,178,461
2.63%, 1/15/2022	750,000	760,972
3.63%, 9/16/2025	807,000	839,393
Series BKNT, 1.45%, 5/10/2019	486,000	483,186
Series BKNT, 2.85%, 4/1/2021	408,000	417,049
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	385,000	382,848
2.55%, 6/16/2022	1,200,000	1,201,536
Series BKNT, 2.10%, 10/5/2020	1,000,000	1,000,150
Capital One Financial Corp.:
2.45%, 4/24/2019	133,000	133,821
2.50%, 5/12/2020	843,000	847,460

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.05%, 3/9/2022	$550,000	$557,167
3.20%, 2/5/2025	652,000	651,602
3.50%, 6/15/2023	105,000	107,713
3.75%, 4/24/2024	475,000	490,423
3.75%, 7/28/2026	900,000	894,168
3.75%, 3/9/2027 (a)	900,000	910,710
4.20%, 10/29/2025	1,000,000	1,027,030
4.75%, 7/15/2021	468,000	504,682
Capital One NA/Mclean:
2.25%, 9/13/2021	703,000	693,559
2.35%, 1/31/2020	1,000,000	1,002,560
2.40%, 9/5/2019	725,000	728,023
2.65%, 8/8/2022	2,550,000	2,536,817
Series BKNT, 1.85%, 9/13/2019	950,000	943,967
Series BKNT, 2.95%, 7/23/2021	870,000	881,554
Citibank NA:
1.85%, 9/18/2019	1,500,000	1,501,275
2.00%, 3/20/2019	600,000	601,758
Series BKNT, 2.10%, 6/12/2020	1,950,000	1,953,256
Citigroup, Inc.:
2.05%, 12/7/2018	1,305,000	1,307,323
2.05%, 6/7/2019	450,000	450,225
2.35%, 8/2/2021	953,000	947,292
2.40%, 2/18/2020	1,118,000	1,125,446
2.45%, 1/10/2020	1,019,000	1,025,033
2.50%, 7/29/2019	1,202,000	1,212,325
2.55%, 4/8/2019	1,055,000	1,064,052
2.65%, 10/26/2020	1,614,000	1,630,689
2.70%, 3/30/2021	1,733,000	1,749,152
2.75%, 4/25/2022	2,140,000	2,151,599
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	3,950,000	3,954,187
2.90%, 12/8/2021	1,591,000	1,610,251
3.20%, 10/21/2026	890,000	876,196
3.30%, 4/27/2025	1,016,000	1,025,815
3.38%, 3/1/2023	262,000	268,002
3.40%, 5/1/2026	725,000	726,820
3.50%, 5/15/2023	635,000	646,836
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,105,000	2,125,776
3.70%, 1/12/2026	1,210,000	1,240,238
3.75%, 6/16/2024	384,000	400,416
3.88%, 10/25/2023	525,000	550,037
3.88%, 3/26/2025	660,000	675,477
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	1,640,000	1,687,035
4.00%, 8/5/2024	562,000	583,940
4.05%, 7/30/2022	595,000	622,638
4.30%, 11/20/2026	84,000	87,722
4.40%, 6/10/2025	1,210,000	1,275,921
4.50%, 1/14/2022	1,665,000	1,790,824
4.60%, 3/9/2026	1,229,000	1,305,899
5.38%, 8/9/2020	512,000	557,558
5.50%, 9/13/2025	915,000	1,028,689
8.50%, 5/22/2019	111,000	122,412
Citizens Bank NA/Providence:
2.20%, 5/26/2020	1,120,000	1,119,384
2.25%, 3/2/2020	390,000	390,538
2.65%, 5/26/2022	1,405,000	1,403,988

Series BKNT, 2.50%, 3/14/2019	250,000	251,763
Series MTN, 2.45%, 12/4/2019	350,000	352,457
Series MTN, 2.55%, 5/13/2021	350,000	351,578
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	208,377
4.30%, 12/3/2025	410,000	429,623
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	100,265
Series BKNT, 4.00%, 7/27/2025	250,000	258,158
Comerica, Inc. 2.13%, 5/23/2019	300,000	299,979
Commonwealth Bank of Australia:
2.25%, 3/13/2019	799,000	803,387
2.30%, 9/6/2019	775,000	781,060
Series GMTN, 2.55%, 3/15/2021	720,000	723,744
Series GMTN, 2.30%, 3/12/2020	813,000	816,943
Series GMTN, 2.40%, 11/2/2020	500,000	502,300
Compass Bank:
Series BKNT, 2.75%, 9/29/2019	300,000	301,437
Series BKNT, 2.88%, 6/29/2022	1,250,000	1,243,800
Series BKNT, 3.88%, 4/10/2025	250,000	249,422
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/9/2022	2,213,000	2,323,783
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	1,425,000	1,435,103
2.75%, 1/10/2022 (a)	665,000	675,121
3.75%, 7/21/2026	490,000	496,586
3.88%, 2/8/2022	1,821,000	1,929,349
4.38%, 8/4/2025	854,000	900,406
4.50%, 1/11/2021	796,000	852,675
4.63%, 12/1/2023	1,033,000	1,112,861
Series BKTN, 1.38%, 8/9/2019	400,000	396,492
Series GMTN, 2.50%, 1/19/2021	1,469,000	1,483,807
Series MTN, 2.25%, 1/14/2020	530,000	533,493
Series MTN, 3.38%, 5/21/2025	465,000	478,411
Credit Suisse AG:
3.00%, 10/29/2021	1,208,000	1,232,293
5.30%, 8/13/2019	1,120,000	1,186,752
5.40%, 1/14/2020	679,000	725,634
Series GMTN, 2.30%, 5/28/2019	900,000	905,733
Series MTN, 3.63%, 9/9/2024	1,850,000	1,921,780
Series MTN, 4.38%, 8/5/2020	756,000	801,488
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	1,007,000	1,016,758
3.13%, 12/10/2020	1,847,000	1,883,903
3.45%, 4/16/2021	573,000	588,030
3.75%, 3/26/2025	850,000	865,980
3.80%, 9/15/2022	2,535,000	2,631,026
3.80%, 6/9/2023	1,025,000	1,060,516
4.55%, 4/17/2026	1,220,000	1,307,291
Deutsche Bank AG:
2.50%, 2/13/2019	1,413,000	1,421,125
2.70%, 7/13/2020	2,720,000	2,732,838
2.95%, 8/20/2020	929,000	938,457
3.70%, 5/30/2024	811,000	822,492
Series 1254, 4.10%, 1/13/2026 (a)	525,000	539,984
Series GMTN, 3.38%, 5/12/2021	850,000	865,886
Series GMTN, 2.85%, 5/10/2019	1,696,000	1,713,197

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3.13%, 1/13/2021	$503,000	$508,186
Discover Bank:
2.60%, 11/13/2018	618,000	621,825
3.45%, 7/27/2026	543,000	531,689
4.20%, 8/8/2023	579,000	614,325
Series BKNT, 3.10%, 6/4/2020	820,000	837,491
Series BKNT, 3.20%, 8/9/2021	744,000	759,423
Series BKNT, 4.25%, 3/13/2026	500,000	518,745
Fifth Third Bancorp:
2.60%, 6/15/2022	950,000	948,147
2.88%, 7/27/2020	784,000	800,056
3.50%, 3/15/2022	567,000	587,639
4.30%, 1/16/2024	365,000	387,415
4.50%, 6/1/2018	12,000	12,220
Fifth Third Bank:
2.25%, 6/14/2021	605,000	604,758
Series BKNT, 1.63%, 9/27/2019	975,000	968,945
Series BKNT, 2.30%, 3/15/2019	215,000	216,490
Series BKNT, 2.38%, 4/25/2019	134,000	135,093
Series BKNT, 2.88%, 10/1/2021	440,000	448,672
Series BKNT, 3.85%, 3/15/2026	470,000	484,340
First Horizon National Corp. 3.50%, 12/15/2020	163,000	167,735
First Republic Bank:
2.38%, 6/17/2019	30,000	30,134
2.50%, 6/6/2022	1,650,000	1,641,437
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	101,023
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	2,375,000	2,371,817
2.00%, 4/25/2019	465,000	464,930
2.30%, 12/13/2019	1,484,000	1,490,604
2.35%, 11/15/2021	315,000	312,389
2.55%, 10/23/2019	1,603,000	1,619,928
2.60%, 4/23/2020	915,000	923,162
2.60%, 12/27/2020	1,125,000	1,132,841
2.63%, 1/31/2019	1,425,000	1,437,312
2.63%, 4/25/2021	850,000	853,970
2.75%, 9/15/2020	1,248,000	1,264,062
2.88%, 2/25/2021	801,000	812,150
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	2,250,000	2,251,687
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,750,000	2,752,640
3.00%, 4/26/2022	2,071,000	2,094,340
3.27%, 9/29/2025 (c)	2,300,000	2,305,152
3.50%, 1/23/2025	1,565,000	1,589,023
3.50%, 11/16/2026	1,330,000	1,332,740
3.63%, 1/22/2023	726,000	752,274
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	1,525,000	1,539,549
3.75%, 5/22/2025	584,000	600,813
3.75%, 2/25/2026	865,000	886,305
3.85%, 1/26/2027	1,920,000	1,958,765
4.00%, 3/3/2024	1,516,000	1,599,820
4.25%, 10/21/2025	1,308,000	1,364,205
5.25%, 7/27/2021	1,994,000	2,191,486
5.75%, 1/24/2022	2,859,000	3,204,110
5.95%, 1/15/2027	57,000	66,554

Series D, 6.00%, 6/15/2020	1,324,000	1,453,567
Series GMTN, 5.38%, 3/15/2020	1,633,000	1,752,339
Series GMTN, 7.50%, 2/15/2019	2,469,000	2,652,027
Series MTN, 3.85%, 7/8/2024	1,290,000	1,343,716
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	893,000	959,716
HSBC Holdings PLC:
2.65%, 1/5/2022	2,245,000	2,250,859
2.95%, 5/25/2021	1,820,000	1,853,961
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	1,500,000	1,531,590
3.40%, 3/8/2021	1,646,000	1,697,684
3.60%, 5/25/2023	512,000	532,675
3.90%, 5/25/2026	1,510,000	1,580,049
4.00%, 3/30/2022	921,000	972,935
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	902,000	944,385
4.25%, 3/14/2024	1,079,000	1,127,944
4.25%, 8/18/2025	2,377,000	2,466,137
4.30%, 3/8/2026	2,025,000	2,173,392
4.38%, 11/23/2026	840,000	877,237
4.88%, 1/14/2022	408,000	445,193
5.10%, 4/5/2021	1,097,000	1,192,296
HSBC USA, Inc.:
2.25%, 6/23/2019	403,000	405,358
2.35%, 3/5/2020	965,000	970,973
2.38%, 11/13/2019	966,000	974,018
2.75%, 8/7/2020	1,990,000	2,024,825
3.50%, 6/23/2024	200,000	206,340
5.00%, 9/27/2020	395,000	423,993
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	722,000	713,401
3.15%, 3/14/2021	579,000	593,261
7.00%, 12/15/2020	25,000	28,396
Huntington National Bank:
2.20%, 11/6/2018	752,000	754,181
2.20%, 4/1/2019	150,000	150,386
2.38%, 3/10/2020	370,000	372,164
2.40%, 4/1/2020	500,000	502,715
2.50%, 8/7/2022	1,150,000	1,142,617
2.88%, 8/20/2020	250,000	254,468
ING Groep NV:
3.15%, 3/29/2022	1,000,000	1,019,510
3.95%, 3/29/2027	200,000	208,838
Intesa Sanpaolo SpA:
5.25%, 1/12/2024	640,000	705,882
Series MTN, 3.88%, 1/15/2019	700,000	714,889
JPMorgan Chase & Co.:
1.85%, 3/22/2019	1,050,000	1,051,438
2.20%, 10/22/2019	1,134,000	1,140,657
2.25%, 1/23/2020	2,297,000	2,308,692
2.35%, 1/28/2019	774,000	779,689
2.40%, 6/7/2021	866,000	868,814
2.55%, 10/29/2020	3,012,000	3,045,735
2.55%, 3/1/2021	1,744,000	1,760,080
2.70%, 5/18/2023	645,000	645,258
2.75%, 6/23/2020	1,792,000	1,824,435
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,518,000	2,533,284

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.95%, 10/1/2026	$1,300,000	$1,272,648
2.97%, 1/15/2023 (a)	905,000	916,738
3.13%, 1/23/2025	1,552,000	1,561,576
3.20%, 1/25/2023	1,379,000	1,412,648
3.20%, 6/15/2026	900,000	895,698
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	1,365,000	1,386,690
3.25%, 9/23/2022	2,243,000	2,318,701
3.30%, 4/1/2026	1,470,000	1,474,792
3.38%, 5/1/2023 (a)	910,000	929,283
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	1,950,000	1,972,035
3.63%, 5/13/2024	1,051,000	1,095,342
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	1,647,000	1,694,467
3.88%, 2/1/2024	959,000	1,014,133
3.88%, 9/10/2024	1,501,000	1,562,241
3.90%, 7/15/2025	1,533,000	1,610,233
4.13%, 12/15/2026	1,200,000	1,253,532
4.25%, 10/15/2020	2,573,000	2,725,142
4.35%, 8/15/2021	1,129,000	1,208,549
4.40%, 7/22/2020	1,338,000	1,420,688
4.50%, 1/24/2022	2,029,000	2,198,340
4.63%, 5/10/2021	1,206,000	1,300,816
4.95%, 3/25/2020	279,000	298,287
6.30%, 4/23/2019	1,952,000	2,082,530
Series MTN, 2.30%, 8/15/2021	1,519,000	1,516,904
JPMorgan Chase Bank NA
1.65%, 9/23/2019	480,000	478,795
KeyBank NA:
2.30%, 9/14/2022	1,150,000	1,140,363
Series BKNT, 1.60%, 8/22/2019	425,000	422,475
Series BKNT, 2.25%, 3/16/2020	548,000	550,581
Series BKNT, 2.40%, 6/9/2022	1,360,000	1,354,465
Series BKNT, 2.50%, 12/15/2019	300,000	303,471
Series BKNT, 2.50%, 11/22/2021	250,000	251,398
Series BKNT, 3.18%, 10/15/2027	250,000	254,710
Series MTN, 3.40%, 5/20/2026	300,000	299,274
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	689,000	692,714
Series MTN, 2.90%, 9/15/2020	540,000	551,437
Series MTN, 5.10%, 3/24/2021	480,000	523,133
Lloyds Bank PLC:
2.30%, 11/27/2018	750,000	753,923
2.35%, 9/5/2019	200,000	201,332
2.70%, 8/17/2020	600,000	609,672
6.38%, 1/21/2021	400,000	450,184
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,565,000	1,579,101
3.10%, 7/6/2021	480,000	487,781
3.75%, 1/11/2027	1,260,000	1,282,882
4.50%, 11/4/2024	495,000	519,720
4.58%, 12/10/2025	668,000	700,578
4.65%, 3/24/2026	837,000	883,537
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	385,000	381,751
3.40%, 8/17/2027	365,000	366,796
Series BKNT, 2.05%, 8/17/2020	750,000	748,823
Series BKNT, 2.10%, 2/6/2020	350,000	350,301

Series BKNT, 2.25%, 7/25/2019	100,000	100,522
Series BKNT, 2.30%, 1/30/2019	600,000	603,360
Series BKNT, 2.50%, 5/18/2022	550,000	550,990
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,243,000	1,227,164
2.53%, 9/13/2023	200,000	196,164
2.67%, 7/25/2022	1,425,000	1,422,962
2.76%, 9/13/2026	505,000	486,174
2.95%, 3/1/2021	1,378,000	1,400,889
3.00%, 2/22/2022	698,000	708,051
3.29%, 7/25/2027	1,425,000	1,420,497
3.68%, 2/22/2027 (a)	700,000	721,770
3.85%, 3/1/2026	1,585,000	1,648,701
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	688,000	677,728
2.60%, 9/11/2022	1,500,000	1,488,015
2.84%, 9/13/2026	490,000	473,022
2.95%, 2/28/2022	850,000	857,259
3.17%, 9/11/2027	1,500,000	1,471,890
3.66%, 2/28/2027	500,000	513,530
Morgan Stanley:
2.50%, 1/24/2019	1,344,000	1,354,349
2.65%, 1/27/2020	2,164,000	2,189,189
2.75%, 5/19/2022	2,195,000	2,206,019
2.80%, 6/16/2020	1,553,000	1,578,205
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	1,825,000	1,833,139
3.63%, 1/20/2027	1,900,000	1,923,826
3.95%, 4/23/2027	420,000	427,900
4.88%, 11/1/2022	1,289,000	1,396,541
5.00%, 11/24/2025	1,201,000	1,313,462
5.75%, 1/25/2021	1,585,000	1,751,013
Series F, 3.88%, 4/29/2024	1,925,000	2,017,381
Series GMTN, 2.38%, 7/23/2019	1,930,000	1,942,371
Series GMTN, 2.45%, 2/1/2019	1,872,000	1,884,692
Series GMTN, 2.50%, 4/21/2021	1,468,000	1,471,464
Series GMTN, 3.70%, 10/23/2024	1,797,000	1,863,040
Series GMTN, 3.75%, 2/25/2023	979,000	1,021,616
Series GMTN, 3.88%, 1/27/2026	1,715,000	1,777,666
Series GMTN, 4.00%, 7/23/2025	1,943,000	2,046,057
Series GMTN, 4.35%, 9/8/2026	843,000	882,360
Series GMTN, 5.50%, 1/26/2020	1,352,000	1,451,913
Series GMTN, 5.50%, 7/24/2020	1,189,000	1,292,312
Series GMTN, 5.50%, 7/28/2021	1,528,000	1,693,910
Series GMTN, 7.30%, 5/13/2019	1,804,000	1,952,776
Series MTN, 2.20%, 12/7/2018	292,000	293,080
Series MTN, 2.63%, 11/17/2021	1,985,000	1,991,034
Series MTN, 3.13%, 7/27/2026	1,571,000	1,541,151
Series MTN, 4.10%, 5/22/2023	939,000	983,039
Series MTN, 5.63%, 9/23/2019	3,284,000	3,505,933
Series MTN, 6.25%, 8/9/2026	500,000	599,630
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	438,000	438,823
MUFG Union Bank NA 2.25%, 5/6/2019	10,000	10,029
National Australia Bank, Ltd.:
1.38%, 7/12/2019	600,000	594,900
1.88%, 7/12/2021	600,000	587,838
2.25%, 1/10/2020	650,000	652,301

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 7/12/2026	$750,000	$712,320
2.80%, 1/10/2022	550,000	556,215
3.00%, 1/20/2023	495,000	501,950
3.38%, 1/14/2026	250,000	254,240
Series GMTN, 2.00%, 1/14/2019	640,000	641,626
Series GMTN, 2.50%, 5/22/2022	870,000	867,373
Series GMTN, 2.63%, 7/23/2020	490,000	496,571
Series GMTN, 2.63%, 1/14/2021	475,000	478,952
Series MTN, 2.13%, 5/22/2020	1,600,000	1,600,096
National Bank of Canada:
2.15%, 6/12/2020	1,410,000	1,409,506
Series BKNT, 2.10%, 12/14/2018	551,000	552,052
National City Corp. 6.88%, 5/15/2019	100,000	107,514
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	32,148
3.38%, 8/23/2021	165,000	171,420
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	937,000	938,705
3.45%, 11/4/2020	100,000	104,099
3.95%, 10/30/2025	280,000	297,878
People’s United Bank NA 4.00%, 7/15/2024	15,000	15,312
PNC Bank NA:
1.80%, 11/5/2018	884,000	884,256
2.95%, 2/23/2025	500,000	500,365
3.30%, 10/30/2024	200,000	205,380
3.80%, 7/25/2023	250,000	263,763
Series BKNT, 2.40%, 10/18/2019	501,000	505,699
Series BKNT, 1.45%, 7/29/2019	574,000	569,867
Series BKNT, 1.95%, 3/4/2019	750,000	751,530
Series BKNT, 2.00%, 5/19/2020	1,600,000	1,598,272
Series BKNT, 2.15%, 4/29/2021	700,000	698,614
Series BKNT, 2.20%, 1/28/2019	175,000	175,863
Series BKNT, 2.25%, 7/2/2019	415,000	417,913
Series BKNT, 2.30%, 6/1/2020	453,000	456,221
Series BKNT, 2.45%, 11/5/2020	590,000	595,711
Series BKNT, 2.45%, 7/28/2022	1,500,000	1,501,605
Series BKNT, 2.55%, 12/9/2021	727,000	733,041
Series BKNT, 2.63%, 2/17/2022	950,000	959,804
Series BKNT, 2.70%, 11/1/2022	556,000	559,492
Series BKNT, 2.95%, 1/30/2023	255,000	258,083
Series MTN, 2.60%, 7/21/2020	885,000	897,886
Series MTN, 3.25%, 6/1/2025	370,000	376,764
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	33,000	33,434
3.15%, 5/19/2027	450,000	450,180
3.30%, 3/8/2022	493,000	511,241
3.90%, 4/29/2024	350,000	367,868
4.38%, 8/11/2020	363,000	385,484
5.13%, 2/8/2020	445,000	476,074
6.70%, 6/10/2019	261,000	281,444
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	270,830
Regions Financial Corp.:
2.75%, 8/14/2022	2,300,000	2,299,172
3.20%, 2/8/2021	483,000	493,684
Royal Bank of Canada:
1.50%, 7/29/2019 (a)	545,000	541,594

Series GMTN, 2.13%, 3/2/2020	973,000	977,009
Series GMTN, 2.50%, 1/19/2021	495,000	499,450
Series GMTN, 2.75%, 2/1/2022	800,000	815,288
Series GMTN, 1.63%, 4/15/2019	1,209,000	1,205,542
Series GMTN, 2.15%, 3/15/2019	601,000	604,035
Series GMTN, 2.15%, 3/6/2020	838,000	840,816
Series GMTN, 4.65%, 1/27/2026	105,000	112,627
Series MTN, 2.35%, 10/30/2020	830,000	835,752
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	2,300,000	2,317,917
3.88%, 9/12/2023	1,450,000	1,482,683
4.80%, 4/5/2026	900,000	963,234
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	350,000	351,617
2.70%, 5/24/2019	550,000	554,378
3.70%, 3/28/2022 (b)	710,000	723,668
4.40%, 7/13/2027 (b)	1,735,000	1,769,683
4.50%, 7/17/2025	176,000	183,369
Santander Issuances SAU 5.18%, 11/19/2025	1,263,000	1,359,759
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	916,000	929,025
2.88%, 8/5/2021	1,150,000	1,156,037
3.13%, 1/8/2021	696,000	708,626
3.57%, 1/10/2023	945,000	966,253
Santander UK PLC:
2.35%, 9/10/2019	300,000	302,085
2.38%, 3/16/2020	578,000	582,375
2.50%, 3/14/2019	525,000	529,809
4.00%, 3/13/2024	457,000	482,514
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	505,000	500,470
1.88%, 9/13/2021	465,000	456,732
2.30%, 3/11/2020	250,000	251,410
2.63%, 3/15/2021	1,191,000	1,203,232
2.80%, 3/11/2022	500,000	507,740
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	650,000	650,208
2.45%, 1/10/2019	158,000	159,112
2.45%, 1/16/2020	2,108,000	2,121,175
3.00%, 1/18/2023 (a)	250,000	252,870
3.20%, 7/18/2022	485,000	495,748
3.95%, 7/19/2023	15,000	15,881
3.95%, 1/10/2024	300,000	317,805
Series GMTN, 2.25%, 7/11/2019	550,000	552,112
Series GMTN, 2.45%, 10/20/2020	258,000	258,599
Series GMTN, 2.65%, 7/23/2020 (a)	350,000	353,881
Series GMTN, 3.40%, 7/11/2024	400,000	410,508
Series GMTN, 3.65%, 7/23/2025	250,000	260,250
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	894,000	878,632
2.44%, 10/19/2021	1,310,000	1,302,743
2.63%, 7/14/2026	1,406,000	1,335,981
2.78%, 7/12/2022	3,000,000	3,012,180
2.85%, 1/11/2022 (a)	850,000	857,795
2.93%, 3/9/2021	910,000	923,477
3.36%, 7/12/2027 (a)	1,000,000	1,004,570

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.45%, 1/11/2027 (a)	$450,000	$455,373
3.78%, 3/9/2026	1,064,000	1,104,347
SunTrust Bank:
3.30%, 5/15/2026	50,000	49,439
Series BKNT, 2.25%, 1/31/2020	610,000	612,776
Series BKNT, 2.45%, 8/1/2022	2,200,000	2,193,290
Series BKNT, 2.75%, 5/1/2023	250,000	249,042
SunTrust Banks, Inc.:
2.50%, 5/1/2019	458,000	461,884
2.70%, 1/27/2022	609,000	614,524
2.90%, 3/3/2021	657,000	668,268
SVB Financial Group 3.50%, 1/29/2025	420,000	420,420
Svenska Handelsbanken AB:
1.95%, 9/8/2020	1,165,000	1,161,190
2.50%, 1/25/2019	700,000	706,685
Series BKNT, 1.50%, 9/6/2019	600,000	595,866
Series BKNT, 1.88%, 9/7/2021	540,000	530,550
Series BKNT, 2.45%, 3/30/2021	415,000	417,133
Series GMTN, 2.40%, 10/1/2020	865,000	872,854
Series MTN, 2.25%, 6/17/2019	950,000	956,679
Synchrony Bank 3.00%, 6/15/2022	510,000	509,553
Synovus Financial Corp. 7.88%, 2/15/2019	400,000	429,864
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	350,000	347,539
1.80%, 7/13/2021	1,030,000	1,013,870
Series BKNT, 2.13%, 7/2/2019	986,000	990,802
Series GMTN, 1.85%, 9/11/2020	1,000,000	996,240
Series GMTN, 2.50%, 12/14/2020	1,014,000	1,025,752
Series MTN, 1.95%, 1/22/2019	1,551,000	1,554,350
Series MTN, 2.13%, 4/7/2021	650,000	648,063
Series MTN, 2.25%, 11/5/2019	996,000	1,002,892
VRN, USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (c)	18,000	17,877
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,175,000	1,183,589
Series GMTN, 2.38%, 8/14/2019	1,832,000	1,847,480
Series GMTN, 4.88%, 8/4/2020	229,000	245,827
US Bancorp:
Series MTN, 1.95%, 11/15/2018	587,000	589,031
Series MTN, 2.20%, 4/25/2019	1,167,000	1,174,959
Series MTN, 2.35%, 1/29/2021	636,000	640,999
Series MTN, 2.95%, 7/15/2022	642,000	657,427
Series MTN, 3.00%, 3/15/2022	354,000	364,751
Series MTN, 3.10%, 4/27/2026	702,000	698,574
Series MTN, 3.60%, 9/11/2024	265,000	276,069
Series MTN, 3.70%, 1/30/2024 (a)	550,000	580,668
Series MTN, 4.13%, 5/24/2021	694,000	739,818
Series V, 2.38%, 7/22/2026	758,000	720,540
Series V, 2.63%, 1/24/2022	480,000	486,691
Series X, 3.15%, 4/27/2027	845,000	849,690
US Bank NA:
2.00%, 1/24/2020	720,000	722,095
Series BKNT, 1.40%, 4/26/2019	1,275,000	1,268,230
Series BKNT, 2.13%, 10/28/2019	1,669,000	1,678,547
Series BKNT, 2.80%, 1/27/2025	350,000	349,177
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	128,528

Wells Fargo & Co.:
2.10%, 7/26/2021	2,037,000	2,017,465
2.13%, 4/22/2019	1,950,000	1,958,853
2.15%, 1/15/2019	2,640,000	2,651,563
2.50%, 3/4/2021	3,510,000	3,534,710
3.00%, 4/22/2026	2,000,000	1,962,220
3.00%, 10/23/2026	1,050,000	1,026,396
3.07%, 1/24/2023	1,150,000	1,169,309
4.13%, 8/15/2023	640,000	677,530
4.48%, 1/16/2024	393,000	422,593
Series GMTN, 2.60%, 7/22/2020	3,006,000	3,044,507
Series GMTN, 4.30%, 7/22/2027	300,000	317,313
Series M, 3.45%, 2/13/2023	1,194,000	1,224,053
Series MTN, 2.55%, 12/7/2020	1,344,000	1,358,797
Series MTN, 2.63%, 7/22/2022	2,745,000	2,749,227
Series MTN, 3.00%, 1/22/2021	739,000	755,797
Series MTN, 3.00%, 2/19/2025	1,492,000	1,482,988
Series MTN, 3.30%, 9/9/2024	1,373,000	1,396,478
Series MTN, 3.50%, 3/8/2022	1,314,000	1,365,483
Series MTN, 3.55%, 9/29/2025	974,000	997,814
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	2,475,000	2,510,244
Series MTN, 4.10%, 6/3/2026	1,597,000	1,656,919
Series MTN, 4.60%, 4/1/2021	1,371,000	1,474,044
Series N, 2.15%, 1/30/2020	1,310,000	1,312,961
Wells Fargo Bank NA:
1.75%, 5/24/2019	1,865,000	1,863,732
Series MTN, 2.15%, 12/6/2019	1,750,000	1,759,065
Westpac Banking Corp.:
1.60%, 8/19/2019	1,125,000	1,119,521
1.65%, 5/13/2019	419,000	417,441
2.00%, 8/19/2021	750,000	740,017
2.10%, 5/13/2021	682,000	676,592
2.15%, 3/6/2020	1,066,000	1,069,166
2.25%, 1/17/2019	200,000	201,062
2.30%, 5/26/2020	654,000	658,310
2.50%, 6/28/2022	3,725,000	3,718,891
2.60%, 11/23/2020	1,075,000	1,088,717
2.70%, 8/19/2026	506,000	488,310
2.80%, 1/11/2022	650,000	659,796
2.85%, 5/13/2026	147,000	143,710
3.35%, 3/8/2027	419,000	426,102
4.88%, 11/19/2019	1,278,000	1,353,888
Series GMTN, 5 Year US ISDA +2.24%, 4.32%, 11/23/2031 (c)	801,000	822,827

		608,406,279

BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	5,565,000	5,582,419
2.15%, 2/1/2019	1,831,000	1,840,979
2.63%, 1/17/2023	662,000	665,773
2.65%, 2/1/2021	5,240,000	5,324,049
3.30%, 2/1/2023	2,850,000	2,954,538
3.65%, 2/1/2026	5,566,000	5,757,804
3.70%, 2/1/2024	863,000	906,331
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	1,811,000	1,825,162

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.75%, 1/15/2022	$100,000	$105,739
5.00%, 4/15/2020	526,000	565,050
5.38%, 1/15/2020	2,200,000	2,368,080
6.88%, 11/15/2019	571,000	628,916
7.75%, 1/15/2019	1,438,000	1,544,484
Beam Suntory, Inc. 3.25%, 5/15/2022	250,000	256,090
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	384,844
Coca-Cola Co.:
1.38%, 5/30/2019	697,000	694,526
1.55%, 9/1/2021	773,000	760,477
1.88%, 10/27/2020	730,000	730,204
2.20%, 5/25/2022	710,000	711,739
2.25%, 9/1/2026	779,000	741,468
2.45%, 11/1/2020	804,000	816,446
2.50%, 4/1/2023	561,000	563,805
2.55%, 6/1/2026	200,000	195,686
2.88%, 10/27/2025	746,000	750,342
2.90%, 5/25/2027	500,000	499,430
3.15%, 11/15/2020	420,000	435,788
3.20%, 11/1/2023	863,000	901,567
3.30%, 9/1/2021	947,000	991,386
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	250,000	259,313
4.50%, 9/1/2021	225,000	240,116
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	188,000	189,040
3.88%, 11/26/2023	200,000	211,094
Constellation Brands, Inc.:
2.70%, 5/9/2022	1,250,000	1,252,161
3.50%, 5/9/2027	485,000	489,798
3.70%, 12/6/2026	265,000	272,468
3.75%, 5/1/2021	250,000	260,029
3.88%, 11/15/2019	200,000	207,553
4.25%, 5/1/2023	486,000	520,043
6.00%, 5/1/2022	400,000	457,409
Diageo Capital PLC:
2.63%, 4/29/2023	562,000	568,272
4.83%, 7/15/2020	475,000	511,276
Diageo Investment Corp. 2.88%, 5/11/2022	508,000	520,639
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	240,000	226,056
3.13%, 12/15/2023	290,000	295,237
3.40%, 11/15/2025	525,000	531,867
3.43%, 6/15/2027	147,000	147,851
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	249,295
Molson Coors Brewing Co.:
1.45%, 7/15/2019	137,000	135,552
2.10%, 7/15/2021	825,000	813,994
2.25%, 3/15/2020 (b)	400,000	400,172
3.00%, 7/15/2026	1,090,000	1,061,693
3.50%, 5/1/2022	129,000	133,917
PepsiCo, Inc.:
1.35%, 10/4/2019	638,000	636,284
1.50%, 2/22/2019	505,000	504,222
1.55%, 5/2/2019	775,000	774,225

1.70%, 10/6/2021	1,095,000	1,078,400
1.85%, 4/30/2020	100,000	100,055
2.15%, 10/14/2020	882,000	889,003
2.25%, 1/7/2019	1,224,000	1,233,853
2.25%, 5/2/2022	475,000	475,722
2.38%, 10/6/2026	360,000	344,945
2.75%, 3/5/2022	763,000	782,045
2.75%, 3/1/2023	471,000	480,302
2.75%, 4/30/2025	85,000	84,925
2.85%, 2/24/2026	301,000	300,332
3.00%, 8/25/2021 (a)	655,000	677,591
3.10%, 7/17/2022	100,000	103,911
3.13%, 11/1/2020	651,000	674,208
3.50%, 7/17/2025	180,000	188,327
3.60%, 3/1/2024	954,000	1,007,987
4.50%, 1/15/2020	658,000	697,993

		60,492,297

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
1.85%, 8/19/2021	1,174,000	1,151,541
1.90%, 5/10/2019	450,000	450,324
2.13%, 5/1/2020	551,000	551,457
2.20%, 5/22/2019	1,199,000	1,204,036
2.20%, 5/11/2020	875,000	877,984
2.25%, 8/19/2023	197,000	191,636
2.60%, 8/19/2026	620,000	593,836
2.65%, 5/11/2022	1,056,000	1,064,638
2.70%, 5/1/2022	126,000	126,804
3.13%, 5/1/2025	575,000	579,382
3.45%, 10/1/2020	372,000	386,162
3.63%, 5/15/2022	415,000	433,658
3.63%, 5/22/2024	854,000	891,619
3.88%, 11/15/2021	854,000	901,653
4.10%, 6/15/2021	640,000	678,771
4.50%, 3/15/2020	200,000	211,504
5.70%, 2/1/2019	773,000	811,936
Baxalta, Inc. 2.88%, 6/23/2020	1,110,000	1,127,349
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	544,000	583,244
Biogen, Inc.:
2.90%, 9/15/2020	950,000	972,705
3.63%, 9/15/2022	778,000	817,491
4.05%, 9/15/2025	1,210,000	1,291,615
Celgene Corp.:
2.25%, 5/15/2019	525,000	527,504
2.88%, 8/15/2020	1,248,000	1,274,894
3.25%, 8/15/2022	670,000	691,098
3.55%, 8/15/2022	594,000	621,633
3.63%, 5/15/2024	622,000	648,087
3.88%, 8/15/2025	1,670,000	1,761,165
3.95%, 10/15/2020	318,000	334,953
4.00%, 8/15/2023 (a)	425,000	455,073
Gilead Sciences, Inc.:
1.85%, 9/20/2019	1,635,000	1,636,897
1.95%, 3/1/2022	310,000	305,251
2.35%, 2/1/2020	257,000	259,819
2.50%, 9/1/2023	390,000	387,098
2.55%, 9/1/2020	1,410,000	1,435,775

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.95%, 3/1/2027	$1,270,000	$1,257,478
3.25%, 9/1/2022	1,056,000	1,093,034
3.50%, 2/1/2025	1,093,000	1,137,496
3.65%, 3/1/2026	1,203,000	1,255,703
3.70%, 4/1/2024	865,000	912,584
4.40%, 12/1/2021	941,000	1,018,200
4.50%, 4/1/2021	816,000	875,641

		33,788,728

CHEMICALS — 1.5%
Agrium, Inc.:
3.15%, 10/1/2022	312,000	318,892
3.38%, 3/15/2025	588,000	592,204
3.50%, 6/1/2023	335,000	343,975
6.75%, 1/15/2019	3,000	3,165
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	15,263
3.00%, 11/3/2021	50,000	51,417
3.35%, 7/31/2024	500,000	517,570
4.38%, 8/21/2019	100,000	104,627
Airgas, Inc.:
2.38%, 2/15/2020	75,000	75,413
3.05%, 8/1/2020	350,000	358,074
3.65%, 7/15/2024	300,000	312,927
Albemarle Corp. 4.15%, 12/1/2024	100,000	105,785
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	112,764
Cabot Corp. 3.70%, 7/15/2022	200,000	206,406
Celanese US Holdings LLC:
4.63%, 11/15/2022	325,000	350,052
5.88%, 6/15/2021	248,000	274,896
Cytec Industries, Inc. 3.50%, 4/1/2023	125,000	128,945
Dow Chemical Co.:
3.00%, 11/15/2022	729,000	744,324
3.50%, 10/1/2024	925,000	950,854
4.13%, 11/15/2021	870,000	923,731
4.25%, 11/15/2020	917,000	968,324
8.55%, 5/15/2019	1,260,000	1,392,035
Eastman Chemical Co.:
2.70%, 1/15/2020	792,000	801,235
3.60%, 8/15/2022	434,000	451,239
3.80%, 3/15/2025	350,000	360,451
Ecolab, Inc.:
3.25%, 1/14/2023	400,000	412,540
4.35%, 12/8/2021	815,000	881,251
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	1,425,000	1,433,222
2.80%, 2/15/2023	75,000	75,742
3.63%, 1/15/2021	478,000	500,834
4.25%, 4/1/2021	50,000	53,250
4.63%, 1/15/2020	291,000	307,954
5.75%, 3/15/2019	50,000	52,724
FMC Corp. 4.10%, 2/1/2024 (a)	250,000	257,440
HB Fuller Co. 4.00%, 2/15/2027	275,000	262,322
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	50,665
LYB International Finance B.V. 4.00%, 7/15/2023	394,000	417,207

LYB International Finance II B.V. 3.50%, 3/2/2027	753,000	750,470
LyondellBasell Industries NV:
5.00%, 4/15/2019	655,000	679,392
5.75%, 4/15/2024	730,000	835,646
6.00%, 11/15/2021	703,000	792,618
Methanex Corp.:
3.25%, 12/15/2019	100,000	100,764
4.25%, 12/1/2024	500,000	494,900
Monsanto Co.:
2.13%, 7/15/2019	603,000	603,838
2.75%, 7/15/2021	175,000	177,084
2.85%, 4/15/2025	460,000	449,507
3.38%, 7/15/2024	295,000	301,260
Mosaic Co.:
3.75%, 11/15/2021	250,000	258,595
4.25%, 11/15/2023 (a)	648,000	672,702
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,958
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	48,704
3.63%, 3/15/2024	447,000	456,535
4.00%, 12/15/2026	1,000,000	1,042,410
4.88%, 3/30/2020	195,000	205,953
6.50%, 5/15/2019	150,000	159,783
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	200,902
3.60%, 11/15/2020	200,000	208,132
Praxair, Inc.:
2.20%, 8/15/2022	195,000	193,877
2.25%, 9/24/2020	237,000	238,405
2.45%, 2/15/2022	750,000	755,115
2.65%, 2/5/2025	125,000	123,604
2.70%, 2/21/2023	150,000	151,129
3.00%, 9/1/2021	18,000	18,527
3.20%, 1/30/2026	679,000	693,517
4.05%, 3/15/2021	100,000	106,351
4.50%, 8/15/2019	334,000	350,079
RPM International, Inc.:
3.45%, 11/15/2022	290,000	302,862
3.75%, 3/15/2027	575,000	583,401
6.13%, 10/15/2019	320,000	345,283
Sherwin-Williams Co.:
2.25%, 5/15/2020	1,070,000	1,074,205
2.75%, 6/1/2022	2,106,000	2,119,963
3.13%, 6/1/2024	250,000	251,775
4.20%, 1/15/2022	90,000	95,359
Syngenta Finance NV 3.13%, 3/28/2022	521,000	512,377
Westlake Chemical Corp.:
3.60%, 8/15/2026	686,000	686,789
4.63%, 2/15/2021	180,000	185,932
4.88%, 5/15/2023	457,000	475,659

		32,925,081

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	672,000	678,418
3.38%, 9/15/2025	717,000	742,446

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Block Financial LLC:
4.13%, 10/1/2020	$475,000	$494,090
5.50%, 11/1/2022 (a)	534,000	581,425
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	261,638
Catholic Health Initiatives 2.95%, 11/1/2022	420,000	412,763
Ecolab, Inc.:
2.25%, 1/12/2020	466,000	469,024
2.38%, 8/10/2022	1,700,000	1,697,756
2.70%, 11/1/2026	530,000	510,051
Equifax, Inc.:
2.30%, 6/1/2021 (a)	289,000	282,341
3.30%, 12/15/2022	405,000	402,534
Mastercard, Inc. 3.38%, 4/1/2024	809,000	845,284
Moody’s Corp.:
2.63%, 1/15/2023 (b)	700,000	696,619
2.75%, 7/15/2019	427,000	432,726
2.75%, 12/15/2021	379,000	382,229
4.50%, 9/1/2022	257,000	277,385
4.88%, 2/15/2024	234,000	258,659
5.50%, 9/1/2020	17,000	18,545
Princeton University 4.95%, 3/1/2019	227,000	236,534
S&P Global, Inc.:
2.95%, 1/22/2027	450,000	433,035
3.30%, 8/14/2020	250,000	256,135
4.00%, 6/15/2025	750,000	785,393
4.40%, 2/15/2026	130,000	140,075
Total System Services, Inc.:
3.75%, 6/1/2023	35,000	36,175
3.80%, 4/1/2021	241,000	250,570
4.80%, 4/1/2026	500,000	545,990
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	182,044
4.13%, 9/12/2022	100,000	105,406
5.80%, 5/1/2021	100,000	110,462
Western Union Co.:
3.60%, 3/15/2022	265,000	268,890
5.25%, 4/1/2020	460,000	490,981

		13,285,623

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	164,790
Eagle Materials, Inc. 4.50%, 8/1/2026	311,000	323,459
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	101,461
4.00%, 6/15/2025	100,000	104,688
Johnson Controls International PLC:
3.63%, 7/2/2024 (d)	50,000	51,938
3.75%, 12/1/2021	12,000	12,519
3.90%, 2/14/2026	250,000	263,563
4.25%, 3/1/2021	827,000	874,271
5.00%, 3/30/2020	152,000	161,822
Lennox International, Inc. 3.00%, 11/15/2023	375,000	374,449

Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	436,809
4.25%, 7/2/2024	55,000	58,406
Masco Corp.:
3.50%, 4/1/2021	525,000	538,125
4.38%, 4/1/2026	540,000	572,737
4.45%, 4/1/2025	100,000	106,777
5.95%, 3/15/2022	76,000	85,690
7.13%, 3/15/2020	26,000	28,860
Owens Corning:
3.40%, 8/15/2026	345,000	341,060
4.20%, 12/15/2022	257,000	272,338
4.20%, 12/1/2024	487,000	512,782
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	286,339
4.50%, 4/1/2025	350,000	372,813
7.50%, 6/15/2021	420,000	490,357

		6,536,053

DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	490,000	501,701
3.65%, 7/21/2027 (a)	1,593,000	1,584,637
3.75%, 5/15/2019	630,000	644,962
3.95%, 2/1/2022	1,235,000	1,284,363
4.25%, 7/1/2020	100,000	104,757
4.50%, 5/15/2021	547,000	578,575
4.63%, 10/30/2020	670,000	712,887
4.63%, 7/1/2022	190,000	203,718
5.00%, 10/1/2021	1,678,000	1,810,193
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	326,453
4.25%, 2/15/2024	100,000	104,451
Air Lease Corp.:
2.13%, 1/15/2020	350,000	349,664
2.63%, 7/1/2022	1,350,000	1,336,834
3.00%, 9/15/2023	365,000	361,730
3.38%, 1/15/2019 (a)	454,000	461,618
3.38%, 6/1/2021	200,000	206,002
3.75%, 2/1/2022 (a)	146,000	152,468
3.88%, 4/1/2021 (a)	53,000	55,317
4.25%, 9/15/2024	175,000	184,051
4.75%, 3/1/2020 (a)	501,000	529,732
Alterra Finance LLC 6.25%, 9/30/2020	35,000	38,597
American Express Co.:
2.50%, 8/1/2022	2,600,000	2,596,126
2.65%, 12/2/2022	838,000	842,726
3.63%, 12/5/2024	527,000	544,133
8.13%, 5/20/2019	305,000	335,311
American Express Credit Corp.:
2.13%, 3/18/2019	741,000	744,816
Series F, 2.60%, 9/14/2020	846,000	858,521
Series GMTN, 2.25%, 8/15/2019	700,000	705,397
Series MTN, 1.70%, 10/30/2019	359,000	357,736
Series MTN, 1.88%, 11/5/2018	60,000	60,029
Series MTN, 1.88%, 5/3/2019	1,550,000	1,551,411
Series MTN, 2.20%, 3/3/2020	866,000	870,936

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.25%, 5/5/2021	$1,214,000	$1,212,604
Series MTN, 2.38%, 5/26/2020	1,039,000	1,048,933
Series MTN, 2.70%, 3/3/2022	950,000	962,929
Series MTN, 3.30%, 5/3/2027	540,000	545,492
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	700,000	682,283
3.70%, 10/15/2024	150,000	156,576
4.00%, 10/15/2023	375,000	401,434
5.30%, 3/15/2020	382,000	410,547
7.30%, 6/28/2019	300,000	326,598
Associates Corp. of North America 6.95%, 11/1/2018	30,000	31,494
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	422,290
3.38%, 6/1/2022	618,000	646,391
3.50%, 3/18/2024	395,000	413,514
4.25%, 5/24/2021	593,000	636,923
Series 2, 5.00%, 12/10/2019	503,000	536,661
Brookfield Finance LLC 4.00%, 4/1/2024	400,000	414,420
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	489,074
Capital One Bank USA NA:
3.38%, 2/15/2023	995,000	1,008,990
Series BKNT, 2.25%, 2/13/2019	720,000	722,066
Series BKNT, 2.30%, 6/5/2019	200,000	200,592
CBOE Holdings, Inc.:
1.95%, 6/28/2019	865,000	863,754
3.65%, 1/12/2027	389,000	398,114
Charles Schwab Corp.:
3.00%, 3/10/2025	160,000	160,322
3.20%, 3/2/2027	400,000	401,700
3.45%, 2/13/2026	90,000	92,301
4.45%, 7/22/2020	375,000	399,694
CME Group, Inc.:
3.00%, 9/15/2022	417,000	427,446
3.00%, 3/15/2025	455,000	460,510
Discover Financial Services:
3.75%, 3/4/2025	40,000	40,335
3.85%, 11/21/2022	437,000	451,705
3.95%, 11/6/2024	220,000	226,167
4.10%, 2/9/2027	660,000	673,028
5.20%, 4/27/2022	275,000	299,626
E*TRADE Financial Corp.:
2.95%, 8/24/2022	1,010,000	1,012,374
3.80%, 8/24/2027	825,000	834,281
Eaton Vance Corp. 3.50%, 4/6/2027	500,000	507,965
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	354,410
2.85%, 3/30/2025	230,000	228,452
4.63%, 5/20/2020	25,000	26,564
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	4,115,000	4,153,805
3.37%, 11/15/2025	1,265,000	1,307,706
General Electric Co.:
5.30%, 2/11/2021	831,000	914,798
Series GMTN, 2.20%, 1/9/2020	1,926,000	1,942,198
Series GMTN, 3.45%, 5/15/2024	48,000	50,268

Series GMTN, 5.50%, 1/8/2020	230,000	248,457
Series GMTN, 2.30%, 1/14/2019	88,000	88,673
Series GMTN, 3.10%, 1/9/2023	927,000	966,082
Series GMTN, 3.15%, 9/7/2022	718,000	743,905
Series GMTN, 4.63%, 1/7/2021	914,000	988,070
Series GMTN, 6.00%, 8/7/2019	576,000	620,024
Series MTN, 4.65%, 10/17/2021	1,357,000	1,483,445
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (b)	595,000	601,361
HSBC Finance Corp. 6.68%, 1/15/2021	1,036,000	1,171,519
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	2,475,000	2,467,031
2.75%, 12/1/2020	735,000	750,295
3.75%, 12/1/2025	752,000	789,179
4.00%, 10/15/2023	250,000	268,380
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	93,857
5.88%, 4/1/2019	200,000	210,915
5.88%, 8/15/2022	617,000	693,545
6.25%, 5/15/2019	207,000	220,085
8.25%, 12/15/2020	890,000	1,040,766
8.63%, 1/15/2022	412,000	503,925
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	226,551
3.75%, 1/15/2026	103,000	106,935
4.00%, 1/30/2024	215,000	227,833
Janus Capital Group, Inc. 4.88%, 8/1/2025	500,000	538,400
Jefferies Group LLC:
4.85%, 1/15/2027	555,000	586,502
5.13%, 1/20/2023	442,000	482,708
6.88%, 4/15/2021	329,000	372,214
8.50%, 7/15/2019	570,000	630,460
Lazard Group LLC:
3.63%, 3/1/2027	350,000	348,705
3.75%, 2/13/2025	100,000	101,657
4.25%, 11/14/2020	594,000	627,579
Legg Mason, Inc. 4.75%, 3/15/2026	150,000	159,675
MasterCard, Inc. 2.00%, 4/1/2019	184,000	185,137
Mastercard, Inc.:
2.00%, 11/21/2021	370,000	368,032
2.95%, 11/21/2026	550,000	550,088
Nasdaq, Inc.:
3.85%, 6/30/2026	353,000	362,418
4.25%, 6/1/2024	420,000	444,461
5.55%, 1/15/2020	421,000	451,885
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	510,000	509,051
2.00%, 1/27/2020	50,000	50,059
2.15%, 2/1/2019	550,000	552,794
2.30%, 11/15/2019	100,000	100,898
2.30%, 11/1/2020	180,000	181,256
2.35%, 6/15/2020	90,000	90,688
2.40%, 4/25/2022	475,000	477,646
2.70%, 2/15/2023	250,000	250,545
2.85%, 1/27/2025	3,000	2,978
2.95%, 2/7/2024	540,000	546,993

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.05%, 2/15/2022	$80,000	$82,334
3.05%, 4/25/2027	250,000	250,053
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	225,000	234,427
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	600,000	641,862
10.38%, 11/1/2018	446,000	486,671
Series MTN, 1.50%, 11/1/2019	280,000	277,738
Series MTN, 2.30%, 9/15/2022	1,175,000	1,166,951
Series MTN, 3.25%, 11/1/2025	200,000	203,150
Nomura Holdings, Inc.:
6.70%, 3/4/2020	754,000	829,068
Series GMTN, 2.75%, 3/19/2019	665,000	671,171
ORIX Corp.:
2.90%, 7/18/2022	485,000	486,552
3.70%, 7/18/2027	525,000	528,460
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	250,820
Stifel Financial Corp.:
3.50%, 12/1/2020	200,000	204,002
4.25%, 7/18/2024	481,000	492,924
Synchrony Financial:
2.60%, 1/15/2019	693,000	697,615
2.70%, 2/3/2020	400,000	403,460
3.00%, 8/15/2019	917,000	928,609
3.70%, 8/4/2026	285,000	280,295
3.75%, 8/15/2021	105,000	108,246
4.25%, 8/15/2024	239,000	248,479
4.50%, 7/23/2025	877,000	915,299
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	281,000	286,387
3.30%, 4/1/2027	1,010,000	1,015,201
5.60%, 12/1/2019	249,000	267,493
Visa, Inc.:
2.15%, 9/15/2022 (a)	1,346,000	1,344,143
2.20%, 12/14/2020	1,671,000	1,689,699
2.75%, 9/15/2027	575,000	566,053
2.80%, 12/14/2022	2,154,000	2,202,723
3.15%, 12/14/2025	1,656,000	1,696,920
Washington Prime Group L.P. 5.95%, 8/15/2024	1,395,000	1,421,449

		92,859,102

ELECTRIC — 4.2%
AEP Texas, Inc. 2.40%, 10/1/2022 (b)	775,000	772,249
AEP Transmission Co. LLC 3.10%, 12/1/2026	250,000	250,000
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	29,000	30,277
Series 17-A, 2.45%, 3/30/2022	400,000	400,432
Ameren Corp.:
2.70%, 11/15/2020	294,000	297,831
3.65%, 2/15/2026	225,000	230,764
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	151,770
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	545,000	554,516
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	153,538

(Series X), 3.30%, 6/1/2027	300,000	303,537
Arizona Public Service Co.:
2.95%, 9/15/2027	875,000	867,536
3.15%, 5/15/2025	175,000	176,374
8.75%, 3/1/2019	4,000	4,369
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	324,000	305,688
3.35%, 7/1/2023	250,000	258,310
3.50%, 11/15/2021	150,000	156,563
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	100,000	100,245
2.40%, 2/1/2020	375,000	378,251
3.50%, 2/1/2025	50,000	51,535
3.75%, 11/15/2023	130,000	136,942
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	1,157,000	1,175,234
Black Hills Corp.:
3.95%, 1/15/2026	425,000	439,637
4.25%, 11/30/2023	145,000	154,544
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	15,000	14,783
Series AA, 3.00%, 2/1/2027	300,000	299,040
Series Z, 2.40%, 9/1/2026	475,000	453,867
CenterPoint Energy, Inc. 2.50%, 9/1/2022	2,575,000	2,570,339
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	365,000	367,734
CMS Energy Corp.:
3.00%, 5/15/2026	285,000	278,049
3.45%, 8/15/2027	250,000	251,750
5.05%, 3/15/2022	200,000	220,222
6.25%, 2/1/2020	65,000	70,810
8.75%, 6/15/2019	213,000	236,117
Commonwealth Edison Co.:
3.40%, 9/1/2021	120,000	124,559
4.00%, 8/1/2020	96,000	100,682
(Series 122), 2.95%, 8/15/2027	1,500,000	1,492,395
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	300,000	302,796
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	74,416
6.65%, 4/1/2019	230,000	245,695
7.13%, 12/1/2018	318,000	336,994
Consolidated Edison, Inc.:
2.00%, 5/15/2021	408,000	403,936
Series A, 2.00%, 3/15/2020	325,000	324,766
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	101,803
3.38%, 8/15/2023	200,000	208,714
5.65%, 4/15/2020	35,000	38,134
6.13%, 3/15/2019	400,000	423,820
Delmarva Power & Light Co. 3.50%, 11/15/2023	288,000	300,485
Dominion Energy, Inc.:
2.50%, 12/1/2019	240,000	241,942
2.58%, 7/1/2020	1,005,000	1,011,040
2.96%, 7/1/2019 (d)	125,000	126,741

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 12/1/2024	$370,000	$382,499
3.90%, 10/1/2025	552,000	575,935
4.10%, 4/1/2021 (d)	420,000	440,563
4.45%, 3/15/2021	354,000	378,182
5.20%, 8/15/2019	125,000	132,090
6.40%, 6/15/2018	191,000	197,051
Series A, 1.88%, 1/15/2019	550,000	549,637
Series B, 1.60%, 8/15/2019	578,000	573,902
Series B, 2.75%, 1/15/2022	400,000	402,604
Series B, 2.75%, 9/15/2022 (a)	250,000	251,098
Series C, 2.00%, 8/15/2021	200,000	196,284
Series D, 2.85%, 8/15/2026	300,000	288,474
DTE Electric Co.:
3.45%, 10/1/2020	332,000	344,241
3.65%, 3/15/2024	455,000	479,793
DTE Energy Co.:
1.50%, 10/1/2019	350,000	345,713
2.40%, 12/1/2019	100,000	100,383
2.85%, 10/1/2026	575,000	550,131
3.80%, 3/15/2027	560,000	577,338
Series B, 3.30%, 6/15/2022	130,000	133,190
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	525,000	527,268
2.95%, 12/1/2026	560,000	557,760
3.90%, 6/15/2021	583,000	616,919
Series C, 7.00%, 11/15/2018	27,000	28,538
Duke Energy Corp.:
1.80%, 9/1/2021	415,000	406,472
2.40%, 8/15/2022	1,150,000	1,140,881
2.65%, 9/1/2026	899,000	859,651
3.05%, 8/15/2022	504,000	513,253
3.15%, 8/15/2027	1,000,000	990,540
3.55%, 9/15/2021	280,000	291,900
3.75%, 4/15/2024	148,000	155,122
3.95%, 10/15/2023	248,000	262,143
5.05%, 9/15/2019	594,000	627,822
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	216,552
3.20%, 1/15/2027	666,000	673,699
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	241,910
Duke Energy Indiana LLC 3.75%, 7/15/2020	269,000	280,992
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023 (a)	50,000	53,099
5.45%, 4/1/2019	500,000	525,610
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	61,100
3.25%, 8/15/2025	193,000	197,537
Edison International:
2.13%, 4/15/2020	489,000	488,995
2.40%, 9/15/2022	1,225,000	1,216,658
2.95%, 3/15/2023	165,000	167,048
Emera US Finance L.P.:
2.15%, 6/15/2019	416,000	416,416
2.70%, 6/15/2021	305,000	305,546
3.55%, 6/15/2026	495,000	498,237

Enel Americas SA 4.00%, 10/25/2026	335,000	341,281
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,630
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	489,000	504,012
3.70%, 6/1/2024	300,000	313,215
3.75%, 2/15/2021	200,000	208,610
Entergy Corp.:
2.95%, 9/1/2026	512,000	494,986
4.00%, 7/15/2022	150,000	158,684
5.13%, 9/15/2020	380,000	406,380
Entergy Louisiana LLC:
2.40%, 10/1/2026	943,000	895,228
4.05%, 9/1/2023	200,000	214,070
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	479,884
Eversource Energy:
2.80%, 5/1/2023	150,000	151,197
4.50%, 11/15/2019	415,000	434,816
Series H, 3.15%, 1/15/2025	200,000	200,670
Series K, 2.75%, 3/15/2022	429,000	432,805
Exelon Corp.:
2.45%, 4/15/2021	375,000	374,633
2.85%, 6/15/2020	553,000	563,955
3.40%, 4/15/2026	408,000	410,134
3.50%, 6/1/2022	1,125,000	1,157,839
3.95%, 6/15/2025	289,000	301,652
5.15%, 12/1/2020	441,000	474,176
Exelon Generation Co. LLC:
2.95%, 1/15/2020	617,000	627,958
3.40%, 3/15/2022	450,000	461,997
4.00%, 10/1/2020	185,000	193,301
4.25%, 6/15/2022 (a)	121,000	129,419
5.20%, 10/1/2019	78,000	82,714
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	1,755,000	1,757,264
Series B, 3.90%, 7/15/2027	660,000	672,276
Series B, 4.25%, 3/15/2023	465,000	492,624
Florida Power & Light Co.:
2.75%, 6/1/2023	221,000	224,757
3.13%, 12/1/2025	225,000	229,527
3.25%, 6/1/2024	376,000	387,378
Fortis, Inc.:
3.06%, 10/4/2026	970,000	934,275
Series WI, 2.10%, 10/4/2021	309,000	302,361
Georgia Power Co.:
1.95%, 12/1/2018	168,000	168,333
2.00%, 3/30/2020	550,000	550,253
2.40%, 4/1/2021	175,000	175,142
2.85%, 5/15/2022	200,000	202,880
3.25%, 4/1/2026	350,000	350,707
3.25%, 3/30/2027	325,000	323,859
4.25%, 12/1/2019	210,000	219,702
Series C, 2.00%, 9/8/2020	1,135,000	1,130,278
Great Plains Energy, Inc. 4.85%, 6/1/2021	300,000	319,005
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	454,617

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Indiana Michigan Power Co. 7.00%, 3/15/2019	$165,000	$176,583
ITC Holdings Corp.:
3.25%, 6/30/2026	300,000	295,677
3.65%, 6/15/2024	150,000	153,795
Jersey Central Power & Light Co. 7.35%, 2/1/2019	365,000	388,437
Kansas City Power & Light Co.:
3.65%, 8/15/2025	200,000	204,770
Series 09A, 7.15%, 4/1/2019	300,000	321,336
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	311,775
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	304,998
Metropolitan Edison Co. 7.70%, 1/15/2019	40,000	42,675
MidAmerican Energy Co.:
2.40%, 3/15/2019	250,000	252,342
3.50%, 10/15/2024	200,000	209,530
Nevada Power Co. 7.13%, 3/15/2019	562,000	603,172
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	914,000	918,506
2.40%, 9/15/2019	85,000	85,592
3.55%, 5/1/2027	405,000	415,481
6.00%, 3/1/2019	385,000	406,098
Northern States Power Co.:
2.15%, 8/15/2022	130,000	129,139
2.20%, 8/15/2020	193,000	193,924
2.60%, 5/15/2023	100,000	100,913
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	149,342
3.20%, 5/15/2027	550,000	553,487
NV Energy, Inc. 6.25%, 11/15/2020	537,000	599,018
Oglethorpe Power Corp. 6.10%, 3/15/2019 (a)	225,000	237,733
Ohio Power Co. Series M, 5.38%, 10/1/2021	453,000	503,845
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	300,000	297,699
4.10%, 6/1/2022	150,000	159,587
7.00%, 9/1/2022	599,000	715,685
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	218,000	217,935
2.95%, 3/1/2026	350,000	348,306
3.25%, 6/15/2023	300,000	310,092
3.30%, 3/15/2027 (a)	550,000	558,646
3.40%, 8/15/2024	520,000	537,290
3.50%, 10/1/2020	53,000	55,122
3.50%, 6/15/2025	500,000	517,165
3.75%, 2/15/2024	300,000	315,333
3.85%, 11/15/2023	100,000	106,084
8.25%, 10/15/2018	517,000	550,657
PacifiCorp:
2.95%, 2/1/2022	300,000	307,062
3.60%, 4/1/2024	265,000	277,148
3.85%, 6/15/2021	451,000	475,295
5.50%, 1/15/2019	32,000	33,460
PECO Energy Co.:
2.38%, 9/15/2022	125,000	124,744

3.15%, 10/15/2025	350,000	352,569
Portland General Electric Co. 6.10%, 4/15/2019	250,000	264,850
Potomac Electric Power Co. 3.60%, 3/15/2024	90,000	94,448
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	568,000	559,224
3.40%, 6/1/2023	207,000	213,218
3.50%, 12/1/2022	248,000	257,322
3.95%, 3/15/2024	100,000	104,773
4.20%, 6/15/2022	150,000	160,322
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	102,608
Progress Energy, Inc.:
3.15%, 4/1/2022	240,000	244,711
4.40%, 1/15/2021	575,000	608,298
7.05%, 3/15/2019	206,000	220,647
PSEG Power LLC:
3.00%, 6/15/2021	420,000	427,476
5.13%, 4/15/2020	130,000	138,967
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	49,731
5.13%, 6/1/2019	200,000	210,170
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	52,294
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	248,643
Series MTN, 2.25%, 9/15/2026	500,000	471,565
Series MTN, 2.38%, 5/15/2023	125,000	124,189
Series MTN, 3.00%, 5/15/2025	150,000	150,306
Series MTN, 3.00%, 5/15/2027	650,000	647,770
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	157,000	155,350
2.00%, 11/15/2021	104,000	101,747
Puget Energy, Inc.:
3.65%, 5/15/2025	268,000	273,127
5.63%, 7/15/2022	150,000	167,444
6.00%, 9/1/2021	298,000	333,560
6.50%, 12/15/2020	300,000	336,021
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	525,000	506,846
3.00%, 8/15/2021	100,000	102,791
Series NNN, 3.60%, 9/1/2023	225,000	237,008
SCANA Corp. Series MTN, 4.75%, 5/15/2021 (a)	150,000	157,444
Sierra Pacific Power Co. 2.60%, 5/1/2026	537,000	518,318
Southern California Edison Co.:
1.85%, 2/1/2022	295,714	291,669
3.88%, 6/1/2021	373,000	394,309
Series B, 2.40%, 2/1/2022	115,000	115,347
Series C, 3.50%, 10/1/2023	44,000	46,161
Southern Co.:
1.85%, 7/1/2019	507,000	506,594
2.15%, 9/1/2019	100,000	100,277
2.35%, 7/1/2021	873,000	868,993
2.75%, 6/15/2020	235,000	238,725
2.95%, 7/1/2023	504,000	507,039
3.25%, 7/1/2026	153,000	151,244

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	$500,000	$530,105
Southern Power Co.:
4.15%, 12/1/2025	154,000	162,171
Series 15B, 2.38%, 6/1/2020	210,000	210,620
Series D, 1.95%, 12/15/2019	595,000	593,483
Series E, 2.50%, 12/15/2021	500,000	497,355
Southwestern Electric Power Co.:
6.45%, 1/15/2019	125,000	131,693
Series K, 2.75%, 10/1/2026	250,000	241,402
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	171,669
TECO Finance, Inc. 5.15%, 3/15/2020	325,000	346,525
TransAlta Corp. 4.50%, 11/15/2022	218,000	222,255
Tucson Electric Power Co. 3.05%, 3/15/2025	142,000	139,464
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	210,278
Union Electric Co.:
2.95%, 6/15/2027	900,000	891,675
3.50%, 4/15/2024	175,000	181,699
6.70%, 2/1/2019	50,000	53,101
Virginia Electric & Power Co.:
2.95%, 1/15/2022	20,000	20,408
3.45%, 9/1/2022	21,000	21,878
3.45%, 2/15/2024	403,000	417,778
Series A, 3.10%, 5/15/2025	375,000	378,225
Series A, 3.15%, 1/15/2026	790,000	797,892
Series A, 3.50%, 3/15/2027	275,000	284,842
Series B, 2.95%, 11/15/2026	160,000	158,883
Series C, 2.75%, 3/15/2023	1,117,000	1,129,633
WEC Energy Group, Inc.:
2.45%, 6/15/2020	249,000	250,890
3.55%, 6/15/2025	400,000	412,160
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	418,070
3.10%, 4/1/2027	110,000	110,528
Wisconsin Electric Power Co. 2.95%, 9/15/2021	125,000	127,969
Xcel Energy, Inc.:
2.40%, 3/15/2021	481,000	483,371
2.60%, 3/15/2022	447,000	449,579
3.30%, 6/1/2025	450,000	456,242
3.35%, 12/1/2026	400,000	404,564
4.70%, 5/15/2020	508,000	535,869

		92,875,900

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	306,000	312,451
2.63%, 2/15/2023	601,000	604,372
3.15%, 6/1/2025	200,000	205,168
4.88%, 10/15/2019	401,000	424,402
5.25%, 10/15/2018	75,000	77,747
Hubbell, Inc.:
3.15%, 8/15/2027	820,000	820,172
3.35%, 3/1/2026	375,000	379,493

Legrand France SA 8.50%, 2/15/2025	375,000	483,026

		3,306,831

ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	270,460
3.20%, 10/1/2022	125,000	126,862
3.88%, 7/15/2023	510,000	531,512
5.00%, 7/15/2020	363,000	388,421
Allegion PLC 5.88%, 9/15/2023	233,000	251,910
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024 (e)	350,000	349,017
3.55%, 10/1/2027 (e)	350,000	347,781
Amphenol Corp.:
2.20%, 4/1/2020	525,000	525,667
2.55%, 1/30/2019	127,000	127,899
3.13%, 9/15/2021	420,000	428,824
3.20%, 4/1/2024	325,000	328,130
4.00%, 2/1/2022	157,000	165,385
Arrow Electronics, Inc.:
3.25%, 9/8/2024	400,000	396,008
3.50%, 4/1/2022	290,000	296,009
4.00%, 4/1/2025	100,000	101,991
4.50%, 3/1/2023	100,000	106,114
Avnet, Inc.:
4.63%, 4/15/2026	750,000	771,330
4.88%, 12/1/2022	425,000	452,927
Corning, Inc.:
2.90%, 5/15/2022	100,000	101,037
4.25%, 8/15/2020	25,000	26,387
Flex, Ltd.:
4.63%, 2/15/2020	575,000	601,881
4.75%, 6/15/2025	426,000	461,038
5.00%, 2/15/2023	359,000	390,606
FLIR Systems, Inc. 3.13%, 6/15/2021	150,000	151,918
Fortive Corp.:
2.35%, 6/15/2021	610,000	607,902
3.15%, 6/15/2026	730,000	726,744
Honeywell International, Inc.:
1.40%, 10/30/2019	481,000	477,739
1.85%, 11/1/2021	1,075,000	1,061,670
2.50%, 11/1/2026	1,138,000	1,090,306
3.35%, 12/1/2023	100,000	104,693
4.25%, 3/1/2021	594,000	635,580
Jabil, Inc. 4.70%, 9/15/2022	488,000	520,750
Keysight Technologies, Inc.:
3.30%, 10/30/2019	265,000	269,638
4.55%, 10/30/2024	380,000	401,702
4.60%, 4/6/2027	615,000	647,257
Koninklijke Philips NV 3.75%, 3/15/2022	696,000	733,320
PerkinElmer, Inc. 5.00%, 11/15/2021	290,000	315,099
Tech Data Corp.:
3.70%, 2/15/2022	300,000	302,733
4.95%, 2/15/2027	700,000	723,366

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023	$580,000	$593,352
3.30%, 2/15/2022	325,000	335,881
4.15%, 2/1/2024	736,000	784,399
Tyco Electronics Group SA 3.13%, 8/15/2027	485,000	480,819

		18,512,064

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	782,000	797,773
Fluor Corp.:
3.38%, 9/15/2021	465,000	480,680
3.50%, 12/15/2024	195,000	200,670

		1,479,123

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	269,602
3.20%, 3/15/2025	610,000	615,362
3.55%, 6/1/2022	335,000	349,442
4.75%, 5/15/2023	275,000	304,133
5.00%, 3/1/2020	450,000	480,132
5.25%, 11/15/2021	150,000	165,484
5.50%, 9/15/2019	857,000	913,511
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	296,589
2.90%, 9/15/2022	142,000	144,447
3.13%, 3/1/2025	150,000	151,872
3.50%, 5/15/2024	150,000	155,601
4.60%, 3/1/2021	210,000	225,277
4.75%, 6/30/2020	395,000	422,836

		4,494,288

FOOD — 1.7%
Campbell Soup Co.:
2.50%, 8/2/2022	350,000	349,912
3.30%, 3/19/2025	500,000	506,160
4.25%, 4/15/2021	250,000	265,720
Conagra Brands, Inc. 3.20%, 1/25/2023	204,000	207,982
Flowers Foods, Inc.:
3.50%, 10/1/2026	465,000	457,360
4.38%, 4/1/2022	200,000	214,922
General Mills, Inc.:
2.20%, 10/21/2019	323,000	324,537
3.15%, 12/15/2021	603,000	619,100
3.20%, 2/10/2027 (a)	250,000	247,728
3.65%, 2/15/2024	146,000	152,024
5.65%, 2/15/2019	1,071,000	1,125,418
Hershey Co.:
2.30%, 8/15/2026	353,000	332,498
3.20%, 8/21/2025	200,000	203,594
4.13%, 12/1/2020	100,000	106,230
Ingredion, Inc.:
3.20%, 10/1/2026	330,000	325,047
4.63%, 11/1/2020	100,000	106,652
JM Smucker Co.:
2.50%, 3/15/2020	460,000	464,283
3.00%, 3/15/2022	50,000	50,866

3.50%, 10/15/2021	300,000	311,670
3.50%, 3/15/2025	825,000	846,623
Kellogg Co.:
2.65%, 12/1/2023	620,000	615,040
3.13%, 5/17/2022	287,000	294,402
3.25%, 4/1/2026	300,000	300,705
4.00%, 12/15/2020	650,000	686,952
4.15%, 11/15/2019	165,000	172,074
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	1,100,000	1,119,789
3.00%, 6/1/2026	928,000	891,066
3.50%, 6/6/2022 (a)	854,000	884,505
3.50%, 7/15/2022	601,000	621,145
3.95%, 7/15/2025	1,926,000	1,983,298
5.38%, 2/10/2020	494,000	529,859
Kroger Co.:
2.00%, 1/15/2019	575,000	576,426
2.30%, 1/15/2019	170,000	170,539
2.60%, 2/1/2021	190,000	190,484
2.65%, 10/15/2026 (a)	490,000	449,369
2.80%, 8/1/2022	525,000	525,740
2.95%, 11/1/2021	550,000	554,884
3.30%, 1/15/2021	250,000	256,087
3.40%, 4/15/2022	577,000	592,821
3.50%, 2/1/2026 (a)	54,000	53,154
3.70%, 8/1/2027	585,000	578,038
3.85%, 8/1/2023	25,000	25,965
4.00%, 2/1/2024	186,000	193,116
6.15%, 1/15/2020	538,000	584,973
Series GMTN, 1.50%, 9/30/2019	580,000	573,173
McCormick & Co., Inc.:
2.70%, 8/15/2022	648,000	651,085
3.15%, 8/15/2024	625,000	631,194
3.40%, 8/15/2027	600,000	603,000
Mondelez International, Inc. 5.38%, 2/10/2020	900,000	963,684
Sysco Corp.:
1.90%, 4/1/2019	245,000	244,890
2.50%, 7/15/2021	555,000	558,929
2.60%, 10/1/2020	420,000	426,283
2.60%, 6/12/2022	400,000	400,972
3.25%, 7/15/2027	650,000	646,672
3.30%, 7/15/2026	675,000	676,688
3.75%, 10/1/2025	503,000	523,150
Tyson Foods, Inc.:
2.25%, 8/23/2021	585,000	582,046
2.65%, 8/15/2019	793,000	802,365
3.55%, 6/2/2027	700,000	709,618
3.95%, 8/15/2024	892,000	940,195
4.50%, 6/15/2022	468,000	506,301
Unilever Capital Corp.:
1.38%, 7/28/2021 (a)	415,000	404,422
1.80%, 5/5/2020	1,251,000	1,250,037
2.00%, 7/28/2026	355,000	327,693
2.20%, 3/6/2019	253,000	254,870
2.20%, 5/5/2022	750,000	748,718
2.60%, 5/5/2024	450,000	445,500
2.90%, 5/5/2027 (a)	650,000	642,148
3.10%, 7/30/2025	500,000	505,780
4.25%, 2/10/2021	700,000	747,929

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

WhiteWave Foods Co. 5.38%, 10/1/2022	$381,000	$429,144
Whole Foods Market, Inc. 5.20%, 12/3/2025	653,000	750,963

		37,016,206

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024	350,000	369,845
4.75%, 1/11/2022	105,000	111,314
5.00%, 1/21/2021	89,000	94,752
7.25%, 7/29/2019	589,000	641,392
Domtar Corp. 4.40%, 4/1/2022 (a)	150,000	157,770
Fibria Overseas Finance, Ltd.:
5.25%, 5/12/2024 (a)	200,000	214,882
5.50%, 1/17/2027 (a)	440,000	466,101
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	160,764
International Paper Co.:
3.00%, 2/15/2027	825,000	800,473
3.65%, 6/15/2024	486,000	503,637
4.75%, 2/15/2022	200,000	217,932
7.50%, 8/15/2021	353,000	417,772
7.95%, 6/15/2018	154,000	160,340
Weyerhaeuser Co.:
4.70%, 3/15/2021	310,000	330,658
3.25%, 3/15/2023	91,000	92,291

		4,739,923

GAS — 0.4%
Atmos Energy Corp.:
3.00%, 6/15/2027	1,290,000	1,291,083
8.50%, 3/15/2019	150,000	163,944
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	327,000	344,671
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	150,000	151,226
2.80%, 11/15/2020	470,000	476,881
3.60%, 12/15/2024	475,000	484,775
National Fuel Gas Co.:
3.75%, 3/1/2023	227,000	231,343
3.95%, 9/15/2027	300,000	297,444
4.90%, 12/1/2021	400,000	423,980
5.20%, 7/15/2025	300,000	321,120
NiSource Finance Corp. 3.49%, 5/15/2027	870,000	881,336
ONE Gas, Inc.:
2.07%, 2/1/2019	220,000	220,130
3.61%, 2/1/2024	226,000	235,311
Sempra Energy:
1.63%, 10/7/2019	447,000	443,987
2.40%, 3/15/2020	205,000	205,953
2.85%, 11/15/2020	155,000	157,438
2.88%, 10/1/2022	57,000	57,282
3.25%, 6/15/2027	1,000,000	988,330
3.55%, 6/15/2024	25,000	25,591
3.75%, 11/15/2025	100,000	102,942
4.05%, 12/1/2023	83,000	87,869
9.80%, 2/15/2019	450,000	496,692

Southern California Gas Co.:
3.15%, 9/15/2024	553,000	564,989
3.20%, 6/15/2025	150,000	152,548
Series TT, 2.60%, 6/15/2026	380,000	369,159
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	350,000	342,209
3.25%, 6/15/2026	357,000	350,917
3.50%, 9/15/2021	15,000	15,475

		9,884,625

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	562,000	564,608
Snap-on, Inc. 3.25%, 3/1/2027	455,000	462,289
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	518,000	521,481
2.90%, 11/1/2022	208,000	210,770
3.40%, 12/1/2021	492,000	511,375

		2,270,523

HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories:
2.00%, 3/15/2020	202,000	201,511
2.35%, 11/22/2019	1,458,000	1,469,562
2.80%, 9/15/2020	603,000	612,503
2.90%, 11/30/2021	1,615,000	1,641,583
3.25%, 4/15/2023	269,000	274,918
3.40%, 11/30/2023	800,000	824,296
3.75%, 11/30/2026	1,714,000	1,759,198
3.88%, 9/15/2025	425,000	439,650
4.13%, 5/27/2020	400,000	419,904
Baxter International, Inc.:
1.70%, 8/15/2021	465,000	452,961
2.60%, 8/15/2026	305,000	290,976
Becton Dickinson and Co.:
2.13%, 6/6/2019	1,375,000	1,378,754
2.40%, 6/5/2020	785,000	787,159
2.68%, 12/15/2019	640,000	647,622
2.89%, 6/6/2022	1,165,000	1,169,427
3.13%, 11/8/2021	589,000	598,177
3.25%, 11/12/2020	281,000	288,292
3.36%, 6/6/2024	1,250,000	1,261,438
3.70%, 6/6/2027	750,000	758,558
3.73%, 12/15/2024	971,000	996,469
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	80,431
2.85%, 5/15/2020	155,000	157,261
3.38%, 5/15/2022	487,000	500,806
3.85%, 5/15/2025	525,000	545,869
4.13%, 10/1/2023	425,000	448,834
6.00%, 1/15/2020	606,000	656,886
Covidien International Finance SA:
2.95%, 6/15/2023	18,000	18,303
3.20%, 6/15/2022	517,000	533,487
4.20%, 6/15/2020	465,000	490,719
CR Bard, Inc.:
3.00%, 5/15/2026	450,000	447,354
4.40%, 1/15/2021	15,000	15,758
Danaher Corp.:
2.40%, 9/15/2020	455,000	460,182
3.35%, 9/15/2025	490,000	508,341

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Edwards Lifesciences Corp. 2.88%, 10/15/2018	$270,000	$272,192
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	353,955
6.00%, 3/1/2020	535,000	581,229
Medtronic Global Holdings SCA:
1.70%, 3/28/2019	1,149,000	1,148,334
3.35%, 4/1/2027	100,000	102,553
Medtronic, Inc.:
2.50%, 3/15/2020	1,616,000	1,640,014
2.75%, 4/1/2023	244,000	247,389
3.13%, 3/15/2022	480,000	494,616
3.15%, 3/15/2022	1,737,000	1,798,942
3.50%, 3/15/2025	2,458,000	2,563,104
3.63%, 3/15/2024	220,000	231,994
4.13%, 3/15/2021	408,000	432,080
4.45%, 3/15/2020	385,000	407,546
5.60%, 3/15/2019	565,000	594,764
Stryker Corp.:
2.00%, 3/8/2019	601,000	602,442
2.63%, 3/15/2021	930,000	942,053
3.38%, 5/15/2024	160,000	165,002
3.38%, 11/1/2025	120,000	122,539
3.50%, 3/15/2026	875,000	898,083
4.38%, 1/15/2020	120,000	126,215
Thermo Fisher Scientific, Inc.:
2.40%, 2/1/2019	639,000	643,428
2.95%, 9/19/2026	415,000	406,078
3.00%, 4/15/2023	599,000	608,392
3.20%, 8/15/2027	1,400,000	1,384,614
3.60%, 8/15/2021	589,000	614,392
3.65%, 12/15/2025	150,000	155,499
4.50%, 3/1/2021	500,000	534,490
4.70%, 5/1/2020	300,000	318,534
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	710,000	716,539
3.15%, 4/1/2022	494,000	502,309
3.38%, 11/30/2021	225,000	230,202
3.55%, 4/1/2025	1,185,000	1,196,518

		42,173,230

HEALTH CARE SERVICES — 1.2%
Aetna, Inc.:
2.20%, 3/15/2019	872,000	876,351
2.75%, 11/15/2022	335,000	337,543
2.80%, 6/15/2023	694,000	698,178
3.50%, 11/15/2024	405,000	421,326
4.13%, 6/1/2021	142,000	149,925
Anthem, Inc.:
2.25%, 8/15/2019	250,000	250,907
3.13%, 5/15/2022	556,000	567,581
3.30%, 1/15/2023	1,661,000	1,709,468
3.50%, 8/15/2024	379,000	390,143
3.70%, 8/15/2021	165,000	172,052
4.35%, 8/15/2020	373,000	395,041
7.00%, 2/15/2019	172,000	183,455
Cigna Corp.:
3.05%, 10/15/2027	780,000	773,042
3.25%, 4/15/2025	485,000	490,961

4.00%, 2/15/2022	366,000	387,089
4.50%, 3/15/2021	350,000	372,949
5.13%, 6/15/2020	200,000	215,062
Coventry Health Care, Inc. 5.45%, 6/15/2021	446,000	490,225
Dignity Health 2.64%, 11/1/2019	525,000	529,615
Howard Hughes Medical Institute 3.50%, 9/1/2023	506,000	532,049
Humana, Inc.:
2.63%, 10/1/2019	500,000	504,320
3.15%, 12/1/2022	31,000	31,585
3.85%, 10/1/2024	390,000	409,964
3.95%, 3/15/2027	250,000	261,540
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	450,000	452,718
3.50%, 4/1/2022	100,000	104,129
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	150,000	150,705
3.20%, 2/1/2022	443,000	451,918
3.25%, 9/1/2024	500,000	502,225
3.60%, 2/1/2025	725,000	739,710
3.60%, 9/1/2027	500,000	503,045
3.75%, 8/23/2022	448,000	467,389
4.00%, 11/1/2023	375,000	393,199
4.63%, 11/15/2020	52,000	55,268
Magellan Health, Inc. 4.40%, 9/22/2024	1,300,000	1,299,909
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	288,105
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	376,564
2.70%, 4/1/2019 (a)	200,000	202,024
3.45%, 6/1/2026	275,000	277,533
3.50%, 3/30/2025	540,000	549,202
4.70%, 4/1/2021	250,000	267,590
4.75%, 1/30/2020	245,000	258,985
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	393,000	406,523
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	975,000	972,845
1.70%, 2/15/2019	406,000	405,566
2.13%, 3/15/2021	318,000	317,380
2.30%, 12/15/2019	190,000	191,581
2.70%, 7/15/2020	812,000	828,175
2.75%, 2/15/2023	203,000	205,294
2.88%, 12/15/2021	670,000	686,422
2.88%, 3/15/2022	620,000	633,429
2.88%, 3/15/2023	162,000	164,785
3.10%, 3/15/2026	200,000	202,184
3.35%, 7/15/2022	657,000	686,309
3.38%, 11/15/2021	250,000	260,177
3.45%, 1/15/2027	1,305,000	1,349,239
3.75%, 7/15/2025	1,302,000	1,382,281
3.88%, 10/15/2020	250,000	262,627
4.70%, 2/15/2021	300,000	323,064

		27,768,470

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOLDING COMPANIES-DIVERS — 0.0% (f)
Leucadia National Corp. 5.50%, 10/18/2023	$575,000	$614,376
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	100,000	98,588
3.50%, 6/18/2022	100,000	103,150

		816,114

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019	485,000	494,244
4.00%, 2/15/2020	505,000	523,165
4.38%, 9/15/2022	100,000	106,664
4.75%, 2/15/2023	100,000	108,450
NVR, Inc. 3.95%, 9/15/2022	377,000	393,750

		1,626,273

HOME FURNISHINGS — 0.0% (f)
Harman International Industries, Inc. 4.15%, 5/15/2025	389,000	402,463
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	101,263
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	258,680
4.00%, 3/1/2024	250,000	263,655
Series MTN, 4.85%, 6/15/2021	50,000	54,123

		1,080,184

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	246,000	241,427
Series MTN, 2.10%, 5/1/2023	410,000	403,383
Series MTN, 2.30%, 5/3/2022	695,000	699,399
Series MTN, 2.45%, 11/15/2021	15,000	15,182
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	295,248
1.80%, 2/7/2020	230,000	229,913
3.15%, 3/15/2027	500,000	506,895
Procter & Gamble Co.:
1.70%, 11/3/2021	650,000	642,635
1.85%, 2/2/2021	275,000	273,661
1.90%, 11/1/2019	550,000	552,343
2.15%, 8/11/2022	1,450,000	1,448,927
2.30%, 2/6/2022	680,000	684,794
2.45%, 11/3/2026	475,000	459,686
2.70%, 2/2/2026	400,000	396,764
2.85%, 8/11/2027	650,000	647,036
3.10%, 8/15/2023	635,000	660,159

		8,157,452

HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	925,000	921,587
3.15%, 8/1/2027	475,000	470,093
Clorox Co.:
3.05%, 9/15/2022	9,000	9,239
3.10%, 10/1/2027	1,500,000	1,494,225
3.50%, 12/15/2024	125,000	129,260
3.80%, 11/15/2021	250,000	262,932

Kimberly-Clark Corp.:
1.90%, 5/22/2019	246,000	246,561
2.75%, 2/15/2026	50,000	49,510
3.05%, 8/15/2025	395,000	400,380
7.50%, 11/1/2018	404,000	428,713

		4,412,500

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.15%, 10/15/2018	50,000	50,188
2.88%, 12/1/2019	100,000	101,535
3.15%, 4/1/2021	858,000	877,022
3.85%, 4/1/2023	1,323,000	1,389,534
3.90%, 11/1/2025	273,000	283,156
4.00%, 12/1/2024	103,000	107,829
4.20%, 4/1/2026	1,257,000	1,324,576
4.70%, 8/15/2020	3,000	3,203
Tupperware Brands Corp. 4.75%, 6/1/2021	354,000	375,909

		4,512,952

INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	195,000	212,999
Aflac, Inc.:
2.40%, 3/16/2020	368,000	371,176
3.25%, 3/17/2025	350,000	356,541
3.63%, 6/15/2023	530,000	560,406
3.63%, 11/15/2024	537,000	566,240
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,658
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	202,100
5.50%, 11/15/2020	426,000	458,478
Allstate Corp.:
3.15%, 6/15/2023	47,000	48,200
3.28%, 12/15/2026	965,000	980,874
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	383,390
7.45%, 5/16/2019	100,000	108,338
American Financial Group, Inc. 3.50%, 8/15/2026	390,000	390,195
American International Group, Inc.:
2.30%, 7/16/2019	599,000	601,887
3.30%, 3/1/2021	809,000	832,914
3.38%, 8/15/2020 (a)	300,000	310,455
3.75%, 7/10/2025	935,000	965,481
3.90%, 4/1/2026	1,255,000	1,305,325
4.13%, 2/15/2024	437,000	464,260
4.88%, 6/1/2022	1,805,000	1,981,908
6.40%, 12/15/2020	445,000	500,260
Aon Corp.:
5.00%, 9/30/2020	307,000	330,271
8.21%, 1/1/2027	151,000	197,244
Aon PLC:
2.80%, 3/15/2021	260,000	262,868
3.50%, 6/14/2024	700,000	720,468
3.88%, 12/15/2025	501,000	525,794
Arch Capital Finance LLC 4.01%, 12/15/2026	495,000	515,201

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Assurant, Inc. 4.00%, 3/15/2023	$100,000	$103,707
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	595,000	648,532
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	108,369
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	830,000	824,074
1.70%, 3/15/2019	760,000	761,208
2.90%, 10/15/2020	300,000	308,832
3.00%, 5/15/2022	442,000	456,299
4.25%, 1/15/2021	420,000	448,472
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	305,000	307,236
2.20%, 3/15/2021	603,000	606,329
3.00%, 2/11/2023	317,000	326,203
3.13%, 3/15/2026	2,221,000	2,246,097
3.40%, 1/31/2022	190,000	199,297
3.75%, 8/15/2021	80,000	84,622
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (b)	1,000,000	981,720
Brown & Brown, Inc. 4.20%, 9/15/2024	135,000	142,383
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	984,000	991,114
2.70%, 3/13/2023	50,000	50,305
2.88%, 11/3/2022	616,000	627,347
3.15%, 3/15/2025	460,000	466,941
3.35%, 5/15/2024	221,000	228,640
3.35%, 5/3/2026	901,000	924,084
5.90%, 6/15/2019	378,000	403,016
CNA Financial Corp.:
3.45%, 8/15/2027	1,250,000	1,235,075
4.50%, 3/1/2026	530,000	570,163
5.75%, 8/15/2021	100,000	110,809
5.88%, 8/15/2020	162,000	176,787
Enstar Group, Ltd. 4.50%, 3/10/2022	450,000	464,769
Fidelity National Financial, Inc. 5.50%, 9/1/2022	550,000	602,717
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	225,000	235,629
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	518,000	573,799
5.50%, 3/30/2020	250,000	269,437
Series MTN, 6.00%, 1/15/2019	125,000	131,268
Kemper Corp. 4.35%, 2/15/2025	1,224,000	1,244,122
Lincoln National Corp.:
3.63%, 12/12/2026	655,000	663,181
4.00%, 9/1/2023	40,000	42,072
4.20%, 3/15/2022	70,000	74,292
4.85%, 6/24/2021	150,000	162,102
6.25%, 2/15/2020	5,000	5,451
Loews Corp.:
2.63%, 5/15/2023	299,000	299,051
3.75%, 4/1/2026	250,000	259,400
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	600,000	606,222
4.15%, 3/4/2026	725,000	771,342

4.90%, 9/17/2020	56,000	60,059
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	221,377
2.35%, 3/6/2020	202,000	203,240
2.75%, 1/30/2022	515,000	520,310
3.30%, 3/14/2023	890,000	920,438
3.50%, 6/3/2024	75,000	77,617
3.50%, 3/10/2025	24,000	24,753
3.75%, 3/14/2026	175,000	183,061
4.80%, 7/15/2021	243,000	263,188
Mercury General Corp. 4.40%, 3/15/2027	530,000	544,914
MetLife, Inc.:
3.00%, 3/1/2025	357,000	357,953
3.05%, 12/15/2022	250,000	255,550
3.60%, 4/10/2024	511,000	534,618
3.60%, 11/13/2025	354,000	368,801
4.75%, 2/8/2021	322,000	348,349
7.72%, 2/15/2019	775,000	836,024
Series D, 4.37%, 9/15/2023	929,000	1,011,690
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	106,708
Old Republic International Corp.:
3.88%, 8/26/2026	390,000	394,789
4.88%, 10/1/2024	300,000	322,404
PartnerRe Finance B LLC 5.50%, 6/1/2020	407,000	438,437
Primerica, Inc. 4.75%, 7/15/2022	95,000	102,675
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	398,112
3.30%, 9/15/2022	150,000	153,710
3.40%, 5/15/2025	350,000	357,672
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	150,000	154,034
Progressive Corp.:
2.45%, 1/15/2027	200,000	190,288
3.75%, 8/23/2021	150,000	157,056
Prudential Financial, Inc.:
4.50%, 9/15/2047 (a) (c)	1,075,000	1,093,307
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	177,000	188,153
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (c)	1,019,000	1,103,445
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	590,000	644,734
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	541,000	598,855
Series D, 7.38%, 6/15/2019	559,000	609,494
Series MTN, 2.35%, 8/15/2019	200,000	201,402
Series MTN, 3.50%, 5/15/2024	594,000	618,443
Series MTN, 4.50%, 11/15/2020	100,000	106,827
Series MTN, 4.50%, 11/16/2021	255,000	275,650
Series MTN, 5.38%, 6/21/2020	47,000	51,054
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	203,240
6.45%, 11/15/2019	285,000	309,678
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027 (a)	195,000	192,114
3.70%, 4/1/2025	50,000	50,728

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	$121,000	$148,766
Torchmark Corp. 3.80%, 9/15/2022	75,000	77,225
Travelers Cos., Inc.:
3.90%, 11/1/2020	240,000	252,065
5.90%, 6/2/2019	400,000	425,384
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	459,400
4.40%, 3/15/2026	350,000	367,784
Unum Group:
3.00%, 5/15/2021	430,000	434,713
4.00%, 3/15/2024	150,000	156,318
5.63%, 9/15/2020	22,000	23,948
Voya Financial, Inc.:
3.13%, 7/15/2024	450,000	444,897
3.65%, 6/15/2026	580,000	583,051
5.50%, 7/15/2022	5,000	5,567
Willis North America, Inc. 3.60%, 5/15/2024	500,000	510,965
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	162,141
5.38%, 9/15/2020	10,000	10,795
7.38%, 9/15/2019	150,000	164,042
XLIT, Ltd.:
4.45%, 3/31/2025	300,000	307,137
5.75%, 10/1/2021	600,000	669,120
6.25%, 5/15/2027	324,000	384,319
6.38%, 11/15/2024	134,000	157,406

		56,505,440

INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,346,000	1,356,472
3.13%, 11/28/2021 (a)	1,025,000	1,047,355
3.60%, 11/28/2024 (a)	991,000	1,027,082
Alphabet, Inc.:
2.00%, 8/15/2026	1,108,000	1,039,703
3.38%, 2/25/2024	636,000	668,118
3.63%, 5/19/2021	580,000	613,205
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	1,210,000	1,213,085
2.40%, 2/22/2023 (b)	680,000	678,796
2.50%, 11/29/2022	975,000	982,976
2.60%, 12/5/2019	487,000	495,649
2.80%, 8/22/2024 (b)	900,000	903,753
3.15%, 8/22/2027 (b)	1,495,000	1,505,316
3.30%, 12/5/2021	887,000	926,099
3.80%, 12/5/2024	821,000	877,296
Baidu, Inc.:
2.75%, 6/9/2019	950,000	956,850
2.88%, 7/6/2022	650,000	652,554
3.00%, 6/30/2020	277,000	280,521
3.50%, 11/28/2022	268,000	275,973
3.63%, 7/6/2027	450,000	450,419
4.13%, 6/30/2025 (a)	370,000	388,485
eBay, Inc.:
2.15%, 6/5/2020	585,000	586,000
2.20%, 8/1/2019	696,000	698,721
2.60%, 7/15/2022	823,000	821,741

2.75%, 1/30/2023	580,000	579,414
2.88%, 8/1/2021	426,000	432,454
3.25%, 10/15/2020	125,000	128,708
3.45%, 8/1/2024	577,000	585,753
3.60%, 6/5/2027	450,000	447,390
3.80%, 3/9/2022	664,000	696,204
Expedia, Inc.:
4.50%, 8/15/2024	455,000	481,827
5.00%, 2/15/2026	477,000	518,757
5.95%, 8/15/2020	411,000	449,141
JD.com, Inc.:
3.13%, 4/29/2021	400,000	399,440
3.88%, 4/29/2026	460,000	462,755
Priceline Group, Inc.:
2.75%, 3/15/2023	450,000	449,635
3.60%, 6/1/2026	580,000	589,222
3.65%, 3/15/2025	425,000	437,329

		25,104,198

INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	102,404
Ares Capital Corp.:
3.50%, 2/10/2023	1,100,000	1,089,748
3.63%, 1/19/2022	448,000	453,778
3.88%, 1/15/2020	5,000	5,125
4.88%, 11/30/2018	517,000	531,931
FS Investment Corp.:
4.00%, 7/15/2019	227,000	231,315
4.25%, 1/15/2020	355,000	363,666
Prospect Capital Corp. 5.00%, 7/15/2019	404,000	416,030

		3,193,997

IRON/STEEL — 0.2%
Nucor Corp.:
4.00%, 8/1/2023	325,000	345,374
4.13%, 9/15/2022	454,000	484,386
5.85%, 6/1/2018	10,000	10,262
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	426,000	451,986
Vale Overseas, Ltd.:
4.38%, 1/11/2022	1,528,000	1,590,251
4.63%, 9/15/2020	100,000	106,144
5.88%, 6/10/2021 (a)	812,000	892,274
6.25%, 8/10/2026 (a)	1,025,000	1,164,882

		5,045,559

IT SERVICES — 3.4%
Apple, Inc.:
1.10%, 8/2/2019	750,000	743,227
1.50%, 9/12/2019	1,100,000	1,098,295
1.55%, 2/8/2019	850,000	849,881
1.55%, 2/7/2020	1,225,000	1,219,181
1.55%, 8/4/2021	1,150,000	1,126,782
1.70%, 2/22/2019	903,000	904,996
1.80%, 5/11/2020	775,000	775,116
1.90%, 2/7/2020	836,000	838,215
2.00%, 5/6/2020	1,136,000	1,141,112
2.10%, 5/6/2019	1,365,000	1,376,425

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.10%, 9/12/2022	$1,500,000	$1,491,795
2.15%, 2/9/2022	782,000	780,718
2.25%, 2/23/2021	1,971,000	1,986,196
2.30%, 5/11/2022	775,000	778,379
2.40%, 5/3/2023	2,255,000	2,250,084
2.45%, 8/4/2026	909,000	877,040
2.50%, 2/9/2022	1,071,000	1,085,191
2.50%, 2/9/2025	907,000	894,266
2.70%, 5/13/2022	643,000	654,863
2.85%, 5/6/2021	2,024,000	2,082,068
2.85%, 2/23/2023	1,078,000	1,102,492
2.85%, 5/11/2024	1,254,000	1,268,973
2.90%, 9/12/2027	2,500,000	2,488,100
3.00%, 2/9/2024	1,024,000	1,049,231
3.00%, 6/20/2027	800,000	800,632
3.20%, 5/13/2025	799,000	821,811
3.20%, 5/11/2027	1,315,000	1,338,170
3.25%, 2/23/2026	1,652,000	1,696,637
3.35%, 2/9/2027	1,583,000	1,628,211
3.45%, 5/6/2024	1,076,000	1,127,250
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	286,707
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	2,800,000	2,854,600
4.42%, 6/15/2021 (b)	3,050,000	3,199,696
5.45%, 6/15/2023 (b)	3,123,000	3,419,529
6.02%, 6/15/2026 (b)	2,773,000	3,076,283
DXC Technology Co.:
2.88%, 3/27/2020	285,000	288,785
4.25%, 4/15/2024	444,000	466,746
4.75%, 4/15/2027	235,000	251,206
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	30,000	30,294
3.60%, 10/15/2020	2,611,000	2,706,786
4.40%, 10/15/2022	890,000	948,838
4.90%, 10/15/2025	1,712,000	1,809,002
HP, Inc.:
3.75%, 12/1/2020	430,000	448,163
4.05%, 9/15/2022	454,000	481,081
4.30%, 6/1/2021	897,000	950,721
4.38%, 9/15/2021	805,000	856,488
4.65%, 12/9/2021 (a)	697,000	750,530
IBM Credit LLC:
1.63%, 9/6/2019	350,000	350,455
1.80%, 1/20/2021	350,000	348,037
2.20%, 9/8/2022	350,000	347,469
International Business Machines Corp.:
1.63%, 5/15/2020	547,000	544,385
1.80%, 5/17/2019	850,000	852,456
1.88%, 5/15/2019	418,000	419,354
1.88%, 8/1/2022	786,000	769,345
1.90%, 1/27/2020	400,000	400,788
1.95%, 2/12/2019 (a)	1,041,000	1,045,997
2.25%, 2/19/2021	655,000	658,675
2.50%, 1/27/2022	750,000	758,062
2.88%, 11/9/2022	502,000	512,918
2.90%, 11/1/2021	386,000	396,237
3.30%, 1/27/2027 (a)	550,000	558,756
3.38%, 8/1/2023	902,000	939,235

3.45%, 2/19/2026	950,000	980,695
3.63%, 2/12/2024	1,545,000	1,620,211
6.22%, 8/1/2027	350,000	437,444
7.00%, 10/30/2025	500,000	640,625
8.38%, 11/1/2019	434,000	491,822
NetApp, Inc.:
2.00%, 9/27/2019	370,000	369,834
3.30%, 9/29/2024	650,000	649,389
3.38%, 6/15/2021	500,000	512,900
Seagate HDD Cayman:
3.75%, 11/15/2018	695,000	707,218
4.25%, 3/1/2022 (b)	400,000	398,712
4.75%, 6/1/2023 (a)	461,000	466,919
4.75%, 1/1/2025 (a)	1,000,000	974,020
4.88%, 3/1/2024 (b)	405,000	399,281
4.88%, 6/1/2027	100,000	94,214

		76,746,245

LEISURE TIME — 0.0% (f)
Carnival Corp. 3.95%, 10/15/2020	390,000	409,988
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	281,542

		691,530

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	127,701
4.85%, 3/15/2026	281,000	306,695
Marriott International, Inc.:
2.30%, 1/15/2022	540,000	533,039
2.88%, 3/1/2021	260,000	263,640
3.00%, 3/1/2019	217,000	219,713
3.38%, 10/15/2020	242,000	248,754
3.75%, 3/15/2025	950,000	979,241
3.75%, 10/1/2025	50,000	51,519
Series N, 3.13%, 10/15/2021	275,000	281,619
Series R, 3.13%, 6/15/2026	125,000	123,445
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	402,000	401,687
4.15%, 4/1/2024	350,000	352,860
4.25%, 3/1/2022	80,000	81,196
4.50%, 4/1/2027	325,000	326,667
5.10%, 10/1/2025	235,000	247,892

		4,545,668

MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	753,000	738,746
1.93%, 10/1/2021	362,000	357,345
2.40%, 8/9/2026 (a)	450,000	431,667
Series GMTN, 1.85%, 9/4/2020	1,830,000	1,823,924
Series MTN, 2.00%, 3/5/2020	290,000	290,255
Series MTN, 2.10%, 6/9/2019	539,000	541,943
Series MTN, 2.10%, 1/10/2020	460,000	462,401
Series MTN, 2.25%, 12/1/2019	82,000	82,651
Series MTN, 2.40%, 6/6/2022	2,325,000	2,329,278
Series MTN, 2.85%, 6/1/2022	562,000	573,875
Series MTN, 3.25%, 12/1/2024 (a)	100,000	102,769
Series MTN, 3.75%, 11/24/2023	160,000	169,538
Series MTN, 7.15%, 2/15/2019	671,000	719,198

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Caterpillar, Inc.:
2.60%, 6/26/2022	$182,000	$183,629
3.40%, 5/15/2024	675,000	706,286
3.90%, 5/27/2021	436,000	462,225

		9,975,730

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc. 3.65%, 10/1/2023	352,000	370,973
Deere & Co.:
2.60%, 6/8/2022	563,000	568,912
4.38%, 10/16/2019	282,000	296,278
Flowserve Corp. 3.50%, 9/15/2022	479,000	486,721
John Deere Capital Corp.:
1.70%, 1/15/2020	186,000	185,202
2.25%, 4/17/2019	166,000	167,348
2.55%, 1/8/2021	404,000	409,111
2.80%, 1/27/2023	110,000	111,814
Series 0014, 2.45%, 9/11/2020	150,000	151,680
Series MTN, 1.25%, 10/9/2019	380,000	375,953
Series MTN, 1.95%, 1/8/2019	636,000	638,677
Series MTN, 1.95%, 3/4/2019	100,000	100,335
Series MTN, 1.95%, 6/22/2020	900,000	900,360
Series MTN, 2.05%, 3/10/2020	251,000	251,876
Series MTN, 2.15%, 9/8/2022	500,000	496,025
Series MTN, 2.20%, 3/13/2020	550,000	553,844
Series MTN, 2.30%, 9/16/2019	404,000	407,559
Series MTN, 2.38%, 7/14/2020	150,000	151,515
Series MTN, 2.65%, 1/6/2022	500,000	506,495
Series MTN, 2.65%, 6/24/2024	400,000	397,556
Series MTN, 2.65%, 6/10/2026 (a)	350,000	341,617
Series MTN, 2.75%, 3/15/2022	160,000	162,725
Series MTN, 2.80%, 3/4/2021	375,000	382,477
Series MTN, 2.80%, 3/6/2023	552,000	560,528
Series MTN, 2.80%, 9/8/2027	1,300,000	1,281,761
Series MTN, 3.15%, 10/15/2021	524,000	541,753
Series MTN, 3.35%, 6/12/2024	135,000	139,715
Series MTN, 3.40%, 9/11/2025	175,000	181,561
Series MTN, 3.90%, 7/12/2021	120,000	127,138
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	321,636
2.88%, 3/1/2025	25,000	24,805
Roper Technologies, Inc.:
2.80%, 12/15/2021	423,000	426,473
3.00%, 12/15/2020	564,000	575,049
3.13%, 11/15/2022	503,000	512,522
3.80%, 12/15/2026	285,000	294,300
3.85%, 12/15/2025	75,000	77,729
6.25%, 9/1/2019	18,000	19,400
Wabtec Corp. 3.45%, 11/15/2026	585,000	575,324
Xylem, Inc.:
3.25%, 11/1/2026	630,000	628,690
4.88%, 10/1/2021	53,000	57,698

		14,761,135

MEDIA — 2.7%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	947,000	964,292
3.70%, 9/15/2024	233,000	242,138
3.70%, 10/15/2025	665,000	686,280

4.00%, 10/1/2023	275,000	291,654
4.50%, 2/15/2021	305,000	326,393
5.65%, 8/15/2020	47,000	51,346
6.90%, 3/1/2019	280,000	299,085
Series WI, 3.38%, 11/15/2026	525,000	525,142
CBS Corp.:
2.30%, 8/15/2019	370,000	372,205
2.50%, 2/15/2023	700,000	690,487
3.38%, 3/1/2022	565,000	584,747
3.38%, 2/15/2028	570,000	555,231
3.50%, 1/15/2025	185,000	187,690
3.70%, 8/15/2024	371,000	381,737
4.00%, 1/15/2026	423,000	438,304
4.30%, 2/15/2021	100,000	105,631
5.75%, 4/15/2020	495,000	538,317
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,441,000	1,479,629
4.46%, 7/23/2022	2,499,000	2,642,867
4.91%, 7/23/2025	2,619,000	2,802,251
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	894,000	1,188,010
Comcast Corp.:
1.63%, 1/15/2022	559,000	544,857
2.35%, 1/15/2027	500,000	467,990
2.75%, 3/1/2023	465,000	470,148
2.85%, 1/15/2023	530,000	538,321
3.00%, 2/1/2024	504,000	511,404
3.13%, 7/15/2022	701,000	726,138
3.15%, 3/1/2026	1,212,000	1,219,696
3.15%, 2/15/2028	1,250,000	1,243,912
3.30%, 2/1/2027	20,000	20,267
3.38%, 2/15/2025	643,000	661,235
3.38%, 8/15/2025	758,000	780,156
3.60%, 3/1/2024	244,000	256,820
5.15%, 3/1/2020	999,000	1,074,335
5.70%, 7/1/2019	563,000	600,389
Discovery Communications LLC:
2.95%, 3/20/2023	1,750,000	1,757,315
3.25%, 4/1/2023	157,000	157,708
3.30%, 5/15/2022	381,000	387,321
3.45%, 3/15/2025	50,000	49,284
3.80%, 3/13/2024	500,000	514,610
4.38%, 6/15/2021	350,000	369,912
4.90%, 3/11/2026 (a)	612,000	653,408
5.63%, 8/15/2019	71,000	75,538
Series 2Y, 2.20%, 9/20/2019	680,000	682,468
Grupo Televisa SAB 6.63%, 3/18/2025 (a)	200,000	238,974
Historic TW, Inc.:
6.88%, 6/15/2018	10,000	10,345
9.15%, 2/1/2023	324,000	416,424
NBCUniversal Media LLC:
2.88%, 1/15/2023	852,000	866,467
4.38%, 4/1/2021	1,231,000	1,323,251
5.15%, 4/30/2020	1,683,000	1,818,818
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	224,973

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

8.63%, 1/15/2019	$415,000	$448,325
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	365,000	368,873
2.80%, 6/15/2020	410,000	413,772
3.90%, 11/15/2024	706,000	721,073
3.95%, 6/15/2025	160,000	162,555
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	93,778
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	429,445
3.85%, 9/29/2024	150,000	156,389
3.95%, 9/30/2021	220,000	230,107
4.30%, 11/23/2023	205,000	219,582
Time Warner Cable LLC:
4.13%, 2/15/2021	514,000	533,357
4.00%, 9/1/2021	667,000	690,492
5.00%, 2/1/2020	975,000	1,030,516
8.25%, 4/1/2019	1,922,000	2,088,734
8.75%, 2/14/2019	215,000	233,539
Time Warner Cos., Inc. 7.57%, 2/1/2024	304,000	377,991
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	610,000	757,895
Time Warner, Inc.:
2.10%, 6/1/2019	586,000	586,563
2.95%, 7/15/2026	140,000	132,632
3.40%, 6/15/2022	440,000	453,732
3.55%, 6/1/2024	505,000	514,787
3.60%, 7/15/2025	1,120,000	1,124,166
3.80%, 2/15/2027	194,000	194,374
3.88%, 1/15/2026	449,000	456,022
4.00%, 1/15/2022	400,000	421,360
4.05%, 12/15/2023	5,000	5,298
4.70%, 1/15/2021	724,000	774,673
4.75%, 3/29/2021	955,000	1,027,398
4.88%, 3/15/2020	1,552,000	1,651,157
Viacom, Inc.:
3.13%, 6/15/2022	575,000	569,986
3.25%, 3/15/2023	100,000	98,236
3.45%, 10/4/2026	580,000	557,566
3.88%, 12/15/2021	120,000	123,133
3.88%, 4/1/2024	376,000	377,624
4.25%, 9/1/2023	982,000	1,008,652
4.50%, 3/1/2021	362,000	380,571
Walt Disney Co.:
1.65%, 1/8/2019	175,000	175,075
2.30%, 2/12/2021	200,000	201,688
2.75%, 8/16/2021	259,000	264,760
3.00%, 2/13/2026	685,000	691,816
Series GMTN, 1.85%, 5/30/2019	505,000	506,268
Series GMTN, 2.15%, 9/17/2020	250,000	251,525
Series GMTN, 3.15%, 9/17/2025	262,000	268,259
Series MTN, 0.88%, 7/12/2019	362,000	356,823
Series MTN, 1.80%, 6/5/2020	1,550,000	1,547,148
Series MTN, 1.85%, 7/30/2026	298,000	273,451
Series MTN, 1.95%, 3/4/2020	490,000	491,769
Series MTN, 2.35%, 12/1/2022	326,000	326,346
Series MTN, 2.45%, 3/4/2022	405,000	409,394
Series MTN, 2.55%, 2/15/2022	250,000	253,270

Series MTN, 2.95%, 6/15/2027	650,000	648,771
Series MTN, 3.75%, 6/1/2021	503,000	531,867
Series MTN, 5.50%, 3/15/2019	375,000	395,209

		61,023,712

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	250,000	252,380
2.50%, 1/15/2023	242,000	242,614
3.25%, 6/15/2025	886,000	908,478
Timken Co. 3.88%, 9/1/2024	105,000	106,044

		1,509,516

MINING — 0.2%
Barrick Gold Corp. 3.85%, 4/1/2022	250,000	265,320
Barrick North America Finance LLC 4.40%, 5/30/2021	521,000	559,783
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	243,000	248,516
6.42%, 3/1/2026	55,000	67,211
Goldcorp, Inc.:
3.63%, 6/9/2021	452,000	467,843
3.70%, 3/15/2023	725,000	756,088
Newmont Mining Corp.:
3.50%, 3/15/2022	892,000	922,248
5.13%, 10/1/2019	324,000	341,457
Rio Tinto Finance USA PLC 2.88%, 8/21/2022	26,000	26,285
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025 (a)	763,000	803,340
4.13%, 5/20/2021	11,000	11,691
Southern Copper Corp.:
3.50%, 11/8/2022	469,000	482,606
3.88%, 4/23/2025	148,000	153,532
5.38%, 4/16/2020	211,000	227,711

		5,333,631

MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.25%, 3/15/2023 (e)	735,000	735,897
2.88%, 10/15/2027 (e)	750,000	747,532
Series MTN, 1.63%, 6/15/2019	526,000	526,274
Series MTN, 1.63%, 9/19/2021	490,000	482,586
Series MTN, 2.00%, 8/7/2020	100,000	100,700
Series MTN, 2.00%, 6/26/2022	507,000	502,954
Series MTN, 2.25%, 9/19/2026	500,000	474,530
Series MTN, 3.00%, 8/7/2025	276,000	280,126
Carlisle Cos., Inc. 3.75%, 11/15/2022	50,000	51,275
Dover Corp.:
3.15%, 11/15/2025	150,000	152,599
4.30%, 3/1/2021	300,000	318,048
Eaton Corp.:
2.75%, 11/2/2022	958,000	965,300
3.10%, 9/15/2027	750,000	741,877
6.95%, 3/20/2019	150,000	160,506
General Electric Co.:
2.70%, 10/9/2022	2,080,000	2,123,472
3.38%, 3/11/2024	406,000	423,961
Series MTN, 4.38%, 9/16/2020	562,000	601,739
Series MTN, 5.55%, 5/4/2020	403,000	439,246

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Hexcel Corp.:
3.95%, 2/15/2027	$175,000	$179,333
4.70%, 8/15/2025	50,000	53,545
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	175,661
2.65%, 11/15/2026	1,057,000	1,030,025
3.38%, 9/15/2021	445,000	463,330
3.50%, 3/1/2024	102,000	106,832
6.25%, 4/1/2019	500,000	533,130
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	500,000	505,785
4.25%, 6/15/2023	525,000	566,748
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	119,000	119,934
3.55%, 11/1/2024	68,000	70,431
Pall Corp. 5.00%, 6/15/2020	11,000	11,851
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a) (b)	300,000	301,848
Series MTN, 3.30%, 11/21/2024	446,000	458,831
Series MTN, 3.50%, 9/15/2022	590,000	616,521
Textron, Inc. 3.65%, 3/15/2027	450,000	455,414
Trinity Industries, Inc. 4.55%, 10/1/2024	200,000	202,958
Tyco Electronics Group SA:
3.45%, 8/1/2024	500,000	516,500
3.50%, 2/3/2022	122,000	126,224
3.70%, 2/15/2026	500,000	520,125

		16,843,648

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
3.63%, 9/15/2020	1,025,000	1,028,926
3.63%, 10/1/2021	375,000	369,142
3.88%, 5/15/2022	1,400,000	1,382,010
4.63%, 3/15/2024 (a)	222,000	214,743
4.70%, 4/1/2023	1,250,000	1,227,550
6.25%, 3/15/2019 (a)	135,000	141,483
Xerox Corp.:
2.75%, 3/15/2019	250,000	251,280
2.75%, 9/1/2020	160,000	159,745
2.80%, 5/15/2020	300,000	300,510
3.50%, 8/20/2020	200,000	203,968
3.63%, 3/15/2023	1,750,000	1,735,806
3.80%, 5/15/2024	20,000	19,856
4.07%, 3/17/2022	158,000	161,597
4.50%, 5/15/2021	660,000	690,974
5.63%, 12/15/2019	300,000	320,064

		8,207,654

OIL & GAS — 4.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	505,000	500,470
4.85%, 3/15/2021	680,000	722,711
5.55%, 3/15/2026 (a)	789,000	879,490
6.95%, 6/15/2019	355,000	382,438
8.70%, 3/15/2019	407,000	444,070
Andeavor:
4.75%, 12/15/2023 (b)	700,000	755,379

5.13%, 4/1/2024	34,000	35,877
5.13%, 12/15/2026 (b)	625,000	684,500
Apache Corp.:
2.63%, 1/15/2023	295,000	289,292
3.25%, 4/15/2022	274,000	278,022
3.63%, 2/1/2021	585,000	603,310
BP Capital Markets PLC:
1.68%, 5/3/2019	635,000	634,308
1.77%, 9/19/2019	510,000	510,581
2.11%, 9/16/2021	320,000	318,637
2.24%, 5/10/2019	857,000	862,965
2.32%, 2/13/2020	1,286,000	1,298,628
2.50%, 11/6/2022	748,000	746,152
2.52%, 9/19/2022	1,150,000	1,153,933
2.75%, 5/10/2023	872,000	874,520
3.02%, 1/16/2027	300,000	295,605
3.06%, 3/17/2022	695,000	712,917
3.12%, 5/4/2026	501,000	500,699
3.22%, 11/28/2023	550,000	562,919
3.22%, 4/14/2024	663,000	675,756
3.25%, 5/6/2022	1,081,000	1,119,203
3.28%, 9/19/2027	1,000,000	999,750
3.51%, 3/17/2025	607,000	627,310
3.54%, 11/4/2024	550,000	570,218
3.56%, 11/1/2021	652,000	683,681
3.59%, 4/14/2027	875,000	900,095
3.81%, 2/10/2024	656,000	690,073
3.99%, 9/26/2023	319,000	343,005
4.50%, 10/1/2020	1,189,000	1,272,741
4.74%, 3/11/2021	1,065,000	1,155,685
4.75%, 3/10/2019	375,000	390,877
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	600,000	600,684
3.45%, 11/15/2021	289,000	298,098
3.80%, 4/15/2024	186,000	189,288
3.85%, 6/1/2027	780,000	787,426
3.90%, 2/1/2025	515,000	527,267
Cenovus Energy, Inc.:
3.00%, 8/15/2022	425,000	417,562
4.25%, 4/15/2027 (a) (b)	1,450,000	1,437,690
5.70%, 10/15/2019	765,000	809,466
Chevron Corp.:
1.56%, 5/16/2019	783,000	781,544
1.69%, 2/28/2019	500,000	500,250
1.96%, 3/3/2020	1,015,000	1,017,903
1.99%, 3/3/2020	312,000	313,061
2.10%, 5/16/2021	695,000	694,145
2.19%, 11/15/2019	887,000	894,850
2.36%, 12/5/2022	881,000	880,322
2.41%, 3/3/2022	477,000	480,444
2.42%, 11/17/2020	850,000	861,875
2.43%, 6/24/2020	390,000	395,772
2.50%, 3/3/2022	250,000	252,643
2.57%, 5/16/2023	702,000	705,994
2.90%, 3/3/2024	650,000	659,789
2.95%, 5/16/2026	1,655,000	1,652,633
3.19%, 6/24/2023	1,499,000	1,555,527
3.33%, 11/17/2025	520,000	536,245
4.95%, 3/3/2019	1,223,000	1,278,854

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Cimarex Energy Co.:
3.90%, 5/15/2027	$495,000	$503,920
4.38%, 6/1/2024	595,000	629,516
Concho Resources, Inc.:
3.75%, 10/1/2027	480,000	483,115
4.38%, 1/15/2025	546,000	574,665
ConocoPhillips Co.:
2.20%, 5/15/2020	72,000	72,371
2.40%, 12/15/2022	536,000	530,758
2.88%, 11/15/2021	1,015,000	1,033,950
3.35%, 11/15/2024	868,000	892,981
3.35%, 5/15/2025	260,000	266,014
4.20%, 3/15/2021	830,000	883,435
4.95%, 3/15/2026 (a)	674,000	758,661
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	746,000	754,698
4.00%, 7/15/2021	350,000	363,342
5.85%, 12/15/2025 (a)	465,000	536,610
Encana Corp.:
3.90%, 11/15/2021 (a)	590,000	605,487
6.50%, 5/15/2019	5,000	5,325
EOG Resources, Inc.:
2.45%, 4/1/2020	718,000	724,254
2.63%, 3/15/2023	1,017,000	1,010,308
3.15%, 4/1/2025	100,000	99,687
4.10%, 2/1/2021	305,000	321,754
4.15%, 1/15/2026	540,000	572,843
4.40%, 6/1/2020	250,000	264,105
5.63%, 6/1/2019	500,000	529,390
EQT Corp.:
2.50%, 10/1/2020 (e)	595,000	597,648
3.00%, 10/1/2022 (e)	1,075,000	1,078,945
3.90%, 10/1/2027 (e)	750,000	750,450
4.88%, 11/15/2021	550,000	595,617
8.13%, 6/1/2019	200,000	218,180
Exxon Mobil Corp.:
1.82%, 3/15/2019	1,323,000	1,326,466
1.91%, 3/6/2020	790,000	791,627
2.22%, 3/1/2021	1,264,000	1,272,911
2.40%, 3/6/2022	771,000	776,852
2.71%, 3/6/2025	1,212,000	1,215,345
2.73%, 3/1/2023	691,000	703,390
3.04%, 3/1/2026 (a)	1,467,000	1,493,347
3.18%, 3/15/2024	774,000	803,366
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	52,853
Hess Corp.:
3.50%, 7/15/2024	580,000	570,447
4.30%, 4/1/2027 (a)	672,000	668,459
8.13%, 2/15/2019 (a)	300,000	322,035
HollyFrontier Corp. 5.88%, 4/1/2026	705,000	768,795
Husky Energy, Inc.:
3.95%, 4/15/2022	354,000	369,165
4.00%, 4/15/2024	640,000	655,770
7.25%, 12/15/2019	545,000	602,160
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	117,888
Marathon Oil Corp.:
2.70%, 6/1/2020 (a)	264,000	263,868
2.80%, 11/1/2022 (a)	790,000	770,921

3.85%, 6/1/2025	508,000	507,822
4.40%, 7/15/2027 (a)	1,000,000	1,019,500
Marathon Petroleum Corp.:
2.70%, 12/14/2018	220,000	221,566
3.40%, 12/15/2020	250,000	258,052
3.63%, 9/15/2024	583,000	593,955
5.13%, 3/1/2021	683,000	741,096
Noble Energy, Inc.:
3.85%, 1/15/2028	500,000	500,905
3.90%, 11/15/2024	459,000	470,457
4.15%, 12/15/2021	815,000	858,619
5.63%, 5/1/2021	104,000	107,103
Occidental Petroleum Corp.:
2.60%, 4/15/2022	350,000	352,776
2.70%, 2/15/2023	252,000	253,625
3.00%, 2/15/2027	500,000	494,365
3.13%, 2/15/2022	610,000	628,398
3.40%, 4/15/2026	675,000	689,708
3.50%, 6/15/2025	250,000	257,493
Series 1, 4.10%, 2/1/2021	1,224,000	1,294,368
Phillips 66 4.30%, 4/1/2022	1,345,000	1,440,804
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	600,000	618,756
3.95%, 7/15/2022	491,000	515,958
7.50%, 1/15/2020	314,000	349,608
Sasol Financing International, Ltd. 4.50%, 11/14/2022	165,000	170,914
Shell International Finance B.V.:
1.38%, 5/10/2019	2,058,000	2,050,962
1.38%, 9/12/2019	750,000	744,937
1.75%, 9/12/2021	758,000	747,426
1.88%, 5/10/2021	1,031,000	1,023,092
2.13%, 5/11/2020	607,000	610,181
2.25%, 11/10/2020	1,217,000	1,226,578
2.25%, 1/6/2023	230,000	228,254
2.38%, 8/21/2022	542,000	543,285
2.50%, 9/12/2026	665,000	640,422
2.88%, 5/10/2026	1,000,000	994,830
3.25%, 5/11/2025	1,729,000	1,770,790
3.40%, 8/12/2023	604,000	632,533
4.30%, 9/22/2019	1,426,000	1,495,303
4.38%, 3/25/2020	781,000	827,095
Suncor Energy, Inc. 3.60%, 12/1/2024	630,000	650,368
Total Capital Canada, Ltd. 2.75%, 7/15/2023	413,000	417,213
Total Capital International SA:
2.10%, 6/19/2019	768,000	772,946
2.13%, 1/10/2019	1,147,000	1,154,077
2.70%, 1/25/2023	271,000	273,932
2.75%, 6/19/2021	360,000	368,021
2.88%, 2/17/2022	795,000	812,180
3.70%, 1/15/2024	656,000	692,178
3.75%, 4/10/2024	500,000	528,335
Total Capital SA:
4.13%, 1/28/2021	605,000	643,424
4.25%, 12/15/2021	600,000	644,838
4.45%, 6/24/2020	650,000	694,167

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Valero Energy Corp.:
3.40%, 9/15/2026	$590,000	$583,646
3.65%, 3/15/2025	364,000	373,158
6.13%, 2/1/2020	666,000	724,428
9.38%, 3/15/2019	525,000	578,770
XTO Energy, Inc. 6.50%, 12/15/2018	250,000	263,915

		107,265,975

OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	329,000	338,442
7.50%, 11/15/2018	423,000	449,437
Halliburton Co.:
3.25%, 11/15/2021 (a)	480,000	492,662
3.50%, 8/1/2023	837,000	866,856
3.80%, 11/15/2025	1,067,000	1,097,079
National Oilwell Varco, Inc. 2.60%, 12/1/2022	968,000	946,201
Oceaneering International, Inc. 4.65%, 11/15/2024	1,150,000	1,142,341
Schlumberger Investment SA 3.65%, 12/1/2023	882,000	934,929
TechnipFMC PLC 3.45%, 10/1/2022 (b)	517,000	514,363

		6,782,310

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	339,504
4.50%, 10/15/2021	400,000	426,364
Packaging Corp. of America:
3.65%, 9/15/2024	580,000	592,424
4.50%, 11/1/2023	562,000	607,027
WestRock Co.:
3.00%, 9/15/2024 (b)	1,200,000	1,201,452
3.38%, 9/15/2027 (b)	1,150,000	1,144,963
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	56,447
4.00%, 3/1/2023	530,000	558,482
4.90%, 3/1/2022	305,000	331,803

		5,258,466

PHARMACEUTICALS — 4.8%
Abbott Laboratories:
2.55%, 3/15/2022	1,200,000	1,198,716
2.95%, 3/15/2025 (a)	664,000	655,620
5.13%, 4/1/2019	997,000	1,043,989
AbbVie, Inc.:
2.30%, 5/14/2021	1,150,000	1,149,229
2.50%, 5/14/2020	2,476,000	2,505,341
2.85%, 5/14/2023	602,000	606,750
2.90%, 11/6/2022	1,872,000	1,899,050
3.20%, 11/6/2022	1,507,000	1,547,071
3.20%, 5/14/2026	1,644,000	1,643,458
3.60%, 5/14/2025	2,457,000	2,552,086
Actavis, Inc. 3.25%, 10/1/2022	1,231,000	1,263,388
Allergan Funding SCS:
2.45%, 6/15/2019	397,000	399,727
3.00%, 3/12/2020	2,295,000	2,342,093

3.45%, 3/15/2022	2,600,000	2,695,550
3.80%, 3/15/2025	2,620,000	2,719,272
3.85%, 6/15/2024	808,000	843,528
Allergan, Inc.:
2.80%, 3/15/2023	560,000	557,267
3.38%, 9/15/2020	745,000	768,959
AmerisourceBergen Corp.:
3.25%, 3/1/2025 (a)	300,000	303,729
3.40%, 5/15/2024	400,000	411,892
3.50%, 11/15/2021	170,000	176,627
4.88%, 11/15/2019	250,000	264,592
AstraZeneca PLC:
1.95%, 9/18/2019	817,000	816,886
2.38%, 11/16/2020	742,000	745,369
2.38%, 6/12/2022	1,250,000	1,238,337
3.13%, 6/12/2027	500,000	494,120
3.38%, 11/16/2025	1,135,000	1,155,441
Baxalta, Inc.:
2.00%, 6/22/2018	35,000	35,077
3.60%, 6/23/2022	299,000	309,378
4.00%, 6/23/2025	965,000	1,011,214
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	700,000	698,425
2.00%, 8/1/2022	371,000	366,095
3.25%, 11/1/2023	435,000	452,152
3.25%, 2/27/2027	660,000	676,612
7.15%, 6/15/2023	186,000	226,410
Cardinal Health, Inc.:
1.95%, 6/14/2019	1,423,000	1,423,541
2.40%, 11/15/2019	465,000	467,916
2.62%, 6/15/2022	920,000	918,160
3.08%, 6/15/2024	624,000	628,012
3.20%, 3/15/2023 (a)	365,000	371,928
3.41%, 6/15/2027	750,000	751,777
3.50%, 11/15/2024	100,000	102,592
4.63%, 12/15/2020	70,000	74,922
Eli Lilly & Co.:
2.35%, 5/15/2022	965,000	967,509
2.75%, 6/1/2025	619,000	618,901
3.10%, 5/15/2027	643,000	649,694
Express Scripts Holding Co.:
2.25%, 6/15/2019	1,150,000	1,154,542
3.00%, 7/15/2023	600,000	601,116
3.30%, 2/25/2021	155,000	159,672
3.40%, 3/1/2027	100,000	98,902
3.50%, 6/15/2024	299,000	304,651
3.90%, 2/15/2022	1,102,000	1,158,279
4.50%, 2/25/2026 (a)	1,273,000	1,362,785
4.75%, 11/15/2021	830,000	902,210
7.25%, 6/15/2019	60,000	65,072
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,633,000	1,668,371
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/2023	490,000	498,364
Johnson & Johnson:
1.13%, 3/1/2019	588,000	585,330
1.65%, 12/5/2018	144,000	144,284
1.65%, 3/1/2021	881,000	873,811
1.88%, 12/5/2019	100,000	100,413

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.05%, 3/1/2023	$400,000	$396,044
2.25%, 3/3/2022	564,000	569,719
2.45%, 12/5/2021	15,000	15,206
2.45%, 3/1/2026	1,030,000	1,010,152
2.95%, 9/1/2020	330,000	342,213
2.95%, 3/3/2027	486,000	492,887
3.38%, 12/5/2023	400,000	426,160
3.55%, 5/15/2021	100,000	105,444
McKesson Corp.:
2.28%, 3/15/2019	737,000	740,103
2.70%, 12/15/2022	100,000	100,484
2.85%, 3/15/2023	100,000	100,339
3.80%, 3/15/2024	764,000	802,689
4.75%, 3/1/2021	415,000	444,772
7.50%, 2/15/2019	490,000	525,736
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	570,000	584,894
4.13%, 11/15/2025	650,000	699,894
4.90%, 11/1/2019	279,000	296,008
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	169,100
Merck & Co., Inc.:
1.85%, 2/10/2020	740,000	740,873
2.35%, 2/10/2022	627,000	633,408
2.40%, 9/15/2022	1,013,000	1,020,780
2.75%, 2/10/2025	1,752,000	1,757,326
2.80%, 5/18/2023	700,000	716,709
3.88%, 1/15/2021	715,000	754,325
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	760,000	801,618
Mylan NV:
2.50%, 6/7/2019	702,000	704,822
3.15%, 6/15/2021	1,121,000	1,140,382
3.75%, 12/15/2020	400,000	414,296
3.95%, 6/15/2026 (a)	1,361,000	1,386,546
Mylan, Inc.:
2.55%, 3/28/2019	265,000	265,829
4.20%, 11/29/2023	401,000	419,177
Novartis Capital Corp.:
1.80%, 2/14/2020	520,000	520,094
2.40%, 5/17/2022	1,080,000	1,085,897
2.40%, 9/21/2022	1,030,000	1,034,120
3.00%, 11/20/2025	1,206,000	1,228,239
3.10%, 5/17/2027	100,000	101,651
3.40%, 5/6/2024	969,000	1,015,706
4.40%, 4/24/2020	481,000	511,303
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	1,831,000	1,913,523
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	40,000	41,201
3.90%, 12/15/2024	500,000	510,315
4.38%, 3/15/2026	700,000	727,762
Pfizer, Inc.:
1.45%, 6/3/2019	550,000	548,256
1.70%, 12/15/2019	1,250,000	1,249,300
1.95%, 6/3/2021	750,000	748,762
2.10%, 5/15/2019	829,000	835,068
2.20%, 12/15/2021	550,000	553,289
3.00%, 6/15/2023	545,000	561,949

3.00%, 12/15/2026	1,150,000	1,164,536
3.40%, 5/15/2024	737,000	774,801
5.80%, 8/12/2023	100,000	117,993
Pharmacia Corp. 6.50%, 12/1/2018	525,000	553,917
Sanofi 4.00%, 3/29/2021 (a)	1,311,000	1,389,857
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	2,283,000	2,277,064
2.40%, 9/23/2021	2,183,000	2,171,759
2.88%, 9/23/2023	1,210,000	1,202,099
3.20%, 9/23/2026	1,829,000	1,802,406
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022 (a)	315,000	306,306
Series 2, 3.65%, 11/10/2021	775,000	784,246
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	202,018
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	200,000	197,390
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	1,180,000	1,163,032
2.20%, 7/21/2021	2,735,000	2,629,785
2.80%, 7/21/2023	1,780,000	1,697,746
3.15%, 10/1/2026 (a)	2,420,000	2,233,007
Wyeth LLC 6.45%, 2/1/2024	340,000	414,327
Zoetis, Inc.:
3.00%, 9/12/2027	1,000,000	990,990
3.25%, 2/1/2023	803,000	830,382
3.45%, 11/13/2020	195,000	201,712
4.50%, 11/13/2025	325,000	358,104

		107,654,051

PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
4.45%, 7/15/2027	600,000	611,952
4.95%, 12/15/2024	300,000	318,780
5.75%, 9/15/2019	150,000	158,345
5.95%, 6/1/2026	505,000	566,352
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	150,560
4.15%, 7/1/2023	255,000	263,558
4.35%, 10/15/2024	490,000	506,934
4.88%, 2/1/2021	535,000	565,816
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	925,000	945,887
4.50%, 6/1/2025	375,000	400,316
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	9,963
3.90%, 5/15/2024	292,000	292,619
4.40%, 3/15/2027	755,000	771,618
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	87,127
4.38%, 10/15/2020	419,000	440,252
5.20%, 3/15/2020	500,000	531,935
9.88%, 3/1/2019	400,000	441,392
Enbridge, Inc.:
2.90%, 7/15/2022	395,000	396,975
3.50%, 6/10/2024	230,000	232,956
3.70%, 7/15/2027	500,000	505,140

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 10/1/2023	$645,000	$677,063
4.25%, 12/1/2026	650,000	683,982
3 Month USD LIBOR + 3.42%, 5.50%, 7/15/2077 (c)	1,250,000	1,266,675
Energy Transfer L.P.:
3.60%, 2/1/2023	350,000	355,656
4.05%, 3/15/2025	419,000	424,552
4.15%, 10/1/2020	696,000	726,819
4.20%, 4/15/2027	250,000	253,365
4.65%, 6/1/2021	533,000	566,334
4.75%, 1/15/2026	685,000	721,476
4.90%, 2/1/2024	544,000	580,899
5.20%, 2/1/2022	760,000	823,969
9.00%, 4/15/2019	100,000	110,053
9.70%, 3/15/2019	102,000	112,716
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	425,000	445,026
5.00%, 10/1/2022	514,000	554,241
5.50%, 4/15/2023	69,000	70,995
5.88%, 3/1/2022	668,000	739,269
6.50%, 7/15/2021	134,000	136,762
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	450,000	450,544
4.15%, 6/1/2025	395,000	399,234
4.40%, 4/1/2024	575,000	592,417
4.85%, 7/15/2026	210,000	221,264
Enterprise Products Operating LLC:
2.55%, 10/15/2019	544,000	548,989
2.85%, 4/15/2021	486,000	493,358
3.35%, 3/15/2023	820,000	842,525
3.70%, 2/15/2026	435,000	447,397
3.75%, 2/15/2025	707,000	732,904
3.90%, 2/15/2024	120,000	125,916
4.05%, 2/15/2022	280,000	296,330
5.20%, 9/1/2020	675,000	731,032
5.25%, 1/31/2020	111,000	118,638
Series D, 4.88%, 8/16/2077 (c)	1,150,000	1,160,051
Series E, 5.25%, 8/16/2077 (c)	1,000,000	1,009,700
Series N, 6.50%, 1/31/2019	517,000	546,939
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	255,000	259,182
4.13%, 12/1/2026	165,000	166,084
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	567,000	571,326
3.45%, 2/15/2023	450,000	454,851
3.50%, 3/1/2021	485,000	497,722
3.50%, 9/1/2023	450,000	455,387
3.95%, 9/1/2022	649,000	673,941
4.15%, 3/1/2022	150,000	156,930
4.15%, 2/1/2024	16,000	16,607
4.25%, 9/1/2024	467,000	485,629
4.30%, 5/1/2024	200,000	208,976
5.00%, 10/1/2021	280,000	301,375
5.30%, 9/15/2020	663,000	714,714
6.50%, 4/1/2020	689,000	753,173
6.85%, 2/15/2020	219,000	240,438
9.00%, 2/1/2019	150,000	162,972

Kinder Morgan, Inc.:
3.05%, 12/1/2019	779,000	792,913
3.15%, 1/15/2023	1,750,000	1,759,695
4.30%, 6/1/2025	898,000	940,637
6.50%, 9/15/2020	370,000	410,715
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	103,000	108,633
5.00%, 3/1/2026	650,000	726,518
6.55%, 7/15/2019	256,000	275,159
MPLX L.P.:
4.00%, 2/15/2025	500,000	508,750
4.13%, 3/1/2027	935,000	957,113
4.50%, 7/15/2023	260,000	276,305
4.88%, 12/1/2024	675,000	727,880
4.88%, 6/1/2025	870,000	933,379
5.50%, 2/15/2023	1,092,000	1,123,242
ONEOK Partners L.P.:
3.38%, 10/1/2022	697,000	704,214
3.80%, 3/15/2020	50,000	51,361
4.90%, 3/15/2025 (a)	300,000	322,329
8.63%, 3/1/2019	350,000	379,900
ONEOK, Inc.:
4.00%, 7/13/2027	590,000	595,847
4.25%, 2/1/2022	10,000	10,486
7.50%, 9/1/2023	500,000	598,189
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	75,392
3.55%, 10/1/2026	575,000	563,845
3.61%, 2/15/2025	75,000	74,789
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	225,000	224,791
2.85%, 1/31/2023	500,000	479,650
3.60%, 11/1/2024	538,000	524,582
3.65%, 6/1/2022	480,000	483,394
3.85%, 10/15/2023	374,000	375,189
4.50%, 12/15/2026	390,000	397,699
4.65%, 10/15/2025	550,000	566,648
5.00%, 2/1/2021	102,000	107,438
5.75%, 1/15/2020	370,000	393,750
8.75%, 5/1/2019	450,000	491,319
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	1,333,000	1,417,539
5.63%, 2/1/2021	1,325,000	1,435,101
5.63%, 4/15/2023	670,000	742,541
5.63%, 3/1/2025	1,930,000	2,130,524
5.75%, 5/15/2024	1,332,000	1,481,804
5.88%, 6/30/2026	1,240,000	1,386,258
6.25%, 3/15/2022	795,000	894,598
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	353,000	373,467
Spectra Energy Capital LLC 3.30%, 3/15/2023	249,000	247,269
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	510,000	506,297
3.50%, 3/15/2025	300,000	302,217
4.75%, 3/15/2024	510,000	555,339

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	$310,000	$312,074
3.90%, 7/15/2026	651,000	646,026
4.00%, 10/1/2027	700,000	698,495
4.25%, 4/1/2024	550,000	567,215
4.40%, 4/1/2021	150,000	158,139
5.95%, 12/1/2025	1,095,000	1,235,817
TC PipeLines L.P.:
3.90%, 5/25/2027	450,000	451,422
4.38%, 3/13/2025	350,000	365,718
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	679,000	679,224
3.13%, 1/15/2019	126,000	127,886
3.75%, 10/16/2023	450,000	474,021
3.80%, 10/1/2020	697,000	728,811
4.88%, 1/15/2026	810,000	910,723
7.13%, 1/15/2019	250,000	265,967
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	700,000	902,566
Valero Energy Partners L.P. 4.38%, 12/15/2026	483,000	498,031
Western Gas Partners L.P.:
3.95%, 6/1/2025	125,000	125,584
4.00%, 7/1/2022	192,000	198,605
4.65%, 7/1/2026	350,000	367,020
5.38%, 6/1/2021	414,000	443,932
Williams Partners L.P.:
3.35%, 8/15/2022	554,000	561,839
3.60%, 3/15/2022	843,000	870,035
3.75%, 6/15/2027	1,050,000	1,049,181
3.90%, 1/15/2025	485,000	495,166
4.00%, 11/15/2021	358,000	373,466
4.00%, 9/15/2025	580,000	593,259
4.13%, 11/15/2020	150,000	157,107
4.30%, 3/4/2024	660,000	696,115
4.50%, 11/15/2023	575,000	613,617
5.25%, 3/15/2020	700,000	750,512
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	708,000	739,789

		77,776,941

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	355,000	363,541
3.75%, 4/15/2023	34,000	34,995
4.13%, 7/1/2024	100,000	104,698
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	255,000	262,082
CBRE Services, Inc.:
4.88%, 3/1/2026	152,000	163,880
5.00%, 3/15/2023	585,000	606,723
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (a)	100,000	99,855
5.25%, 1/15/2026	371,000	392,091
Prologis L.P.:
3.35%, 2/1/2021	250,000	258,598
3.75%, 11/1/2025	335,000	351,351

4.25%, 8/15/2023	441,000	478,926

		3,116,740

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	344,000	357,701
4.30%, 1/15/2026	94,000	98,432
4.60%, 4/1/2022	419,000	447,132
American Tower Corp.:
2.25%, 1/15/2022	619,000	608,544
2.80%, 6/1/2020	1,241,000	1,258,957
3.30%, 2/15/2021	465,000	476,430
3.38%, 10/15/2026	474,000	468,113
3.40%, 2/15/2019	480,000	488,712
3.45%, 9/15/2021	749,000	773,934
3.50%, 1/31/2023	463,000	479,219
3.55%, 7/15/2027	650,000	644,403
4.00%, 6/1/2025	567,000	587,956
4.40%, 2/15/2026	193,000	204,312
4.70%, 3/15/2022	195,000	211,214
5.00%, 2/15/2024	531,000	585,396
5.05%, 9/1/2020	743,000	800,724
5.90%, 11/1/2021	250,000	280,745
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	202,772
Series GMTN, 3.45%, 6/1/2025	100,000	102,318
Series GMTN, 3.50%, 11/15/2024	300,000	308,841
Series GMTN, 3.50%, 11/15/2025	200,000	204,700
Series GMTN, 3.63%, 10/1/2020	165,000	171,183
Series GMTN, 4.20%, 12/15/2023	30,000	32,176
Series MTN, 2.90%, 10/15/2026	225,000	219,359
Series MTN, 3.35%, 5/15/2027	975,000	984,574
Boston Properties L.P.:
2.75%, 10/1/2026	315,000	298,541
3.13%, 9/1/2023	360,000	367,124
3.65%, 2/1/2026	602,000	613,011
3.70%, 11/15/2018	875,000	889,026
3.80%, 2/1/2024	13,000	13,576
3.85%, 2/1/2023	826,000	870,199
4.13%, 5/15/2021	589,000	622,791
5.63%, 11/15/2020	470,000	514,269
5.88%, 10/15/2019	571,000	609,508
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	500,000	492,890
3.65%, 6/15/2024	1,275,000	1,267,567
3.85%, 2/1/2025	70,000	69,934
3.88%, 8/15/2022	218,000	224,682
4.13%, 6/15/2026	389,000	392,404
Camden Property Trust 2.95%, 12/15/2022	300,000	299,334
CBL & Associates L.P.:
4.60%, 10/15/2024 (a)	30,000	28,551
5.25%, 12/1/2023 (a)	313,000	316,149
5.95%, 12/15/2026 (a)	315,000	318,903
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	150,000	146,352
4.15%, 4/1/2025	50,000	51,167

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Corporate Office Properties L.P.:
3.60%, 5/15/2023	$125,000	$125,830
3.70%, 6/15/2021	150,000	153,404
5.00%, 7/1/2025	200,000	214,442
Crown Castle International Corp.:
2.25%, 9/1/2021	500,000	492,942
3.20%, 9/1/2024	590,000	587,858
3.40%, 2/15/2021	505,000	519,999
3.65%, 9/1/2027	308,000	307,769
3.70%, 6/15/2026	540,000	543,035
4.00%, 3/1/2027	580,000	593,410
4.45%, 2/15/2026	710,000	751,350
4.88%, 4/15/2022	669,000	726,026
5.25%, 1/15/2023	1,067,000	1,180,828
CubeSmart L.P.:
3.13%, 9/1/2026	355,000	340,271
4.38%, 12/15/2023	290,000	308,319
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	263,145
DDR Corp.:
3.38%, 5/15/2023	550,000	542,448
3.50%, 1/15/2021	100,000	101,467
3.63%, 2/1/2025	165,000	160,256
3.90%, 8/15/2024	600,000	603,402
4.25%, 2/1/2026 (a)	64,000	64,237
4.63%, 7/15/2022	245,000	259,585
4.70%, 6/1/2027	335,000	345,107
Digital Realty Trust L.P.:
2.75%, 2/1/2023	1,075,000	1,069,818
3.40%, 10/1/2020	150,000	154,256
3.63%, 10/1/2022	304,000	315,272
3.70%, 8/15/2027	450,000	454,311
3.95%, 7/1/2022	125,000	131,360
5.25%, 3/15/2021	475,000	513,912
5.88%, 2/1/2020	54,000	57,985
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	345,380
3.75%, 12/1/2024 (a)	350,000	360,811
3.88%, 10/15/2022	200,000	208,848
4.38%, 6/15/2022	250,000	266,600
EPR Properties:
4.50%, 4/1/2025	100,000	101,132
4.50%, 6/1/2027	1,100,000	1,114,718
4.75%, 12/15/2026	250,000	258,385
5.75%, 8/15/2022	300,000	331,668
ERP Operating L.P.:
2.85%, 11/1/2026	445,000	432,188
3.00%, 4/15/2023	244,000	248,190
3.25%, 8/1/2027	1,295,000	1,297,655
3.38%, 6/1/2025	111,000	113,229
4.63%, 12/15/2021	192,000	208,093
4.75%, 7/15/2020	97,000	103,200
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	25,214
3.38%, 4/15/2026	500,000	496,075
3.50%, 4/1/2025	450,000	454,248
3.63%, 5/1/2027	100,000	100,598
3.88%, 5/1/2024	590,000	612,609

Federal Realty Investment Trust 3.25%, 7/15/2027	575,000	567,490
Government Properties Income Trust:
3.75%, 8/15/2019	460,000	465,847
4.00%, 7/15/2022	1,200,000	1,210,884
HCP, Inc.:
2.63%, 2/1/2020	58,000	58,435
3.15%, 8/1/2022	375,000	380,857
3.40%, 2/1/2025	407,000	405,881
3.75%, 2/1/2019	608,000	619,692
3.88%, 8/15/2024	512,000	525,967
4.00%, 12/1/2022	400,000	420,728
4.00%, 6/1/2025	220,000	227,141
4.20%, 3/1/2024	250,000	261,618
4.25%, 11/15/2023	560,000	593,746
5.38%, 2/1/2021	467,000	506,826
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	800,000	802,736
3.38%, 7/15/2021	100,000	102,636
3.50%, 8/1/2026	310,000	303,440
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	303,900
3.88%, 3/1/2027	200,000	201,704
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	156,258
4.50%, 6/15/2023	200,000	212,240
4.50%, 3/15/2025	250,000	256,885
4.65%, 3/15/2024	190,000	198,810
4.95%, 2/15/2027	320,000	336,163
5.00%, 8/15/2022	278,000	298,286
5.25%, 2/15/2026	429,000	460,188
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	305,000	311,253
Series C, 4.75%, 3/1/2023	353,000	378,162
Series D, 3.75%, 10/15/2023	245,000	250,464
Series E, 4.00%, 6/15/2025	565,000	577,368
Series F, 4.50%, 2/1/2026	89,000	93,478
Hudson Pacific Properties L.P. 3.95%, 11/1/2027 (e)	335,000	333,881
Kilroy Realty L.P. 4.38%, 10/1/2025	100,000	104,851
Kimco Realty Corp.:
2.70%, 3/1/2024	56,000	54,028
2.80%, 10/1/2026	350,000	328,794
3.13%, 6/1/2023	300,000	299,847
3.20%, 5/1/2021	88,000	89,898
3.30%, 2/1/2025	1,116,000	1,112,451
3.40%, 11/1/2022	150,000	154,581
3.80%, 4/1/2027 (a)	550,000	555,473
6.88%, 10/1/2019	100,000	108,921
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	143,013
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	292,542
3.75%, 4/1/2025	15,000	15,384
4.13%, 6/15/2022	125,000	131,043
4.40%, 2/15/2024	200,000	212,542
4.75%, 10/1/2020	500,000	530,120

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lifestorage L.P. 3.50%, 7/1/2026	$275,000	$264,745
Mack-Cali Realty L.P. 4.50%, 4/18/2022	100,000	103,709
Mid-America Apartments L.P.:
3.60%, 6/1/2027	575,000	578,502
3.75%, 6/15/2024	22,000	22,609
4.00%, 11/15/2025	300,000	311,688
4.30%, 10/15/2023	125,000	132,501
National Retail Properties, Inc.:
3.50%, 10/15/2027	500,000	490,370
3.60%, 12/15/2026	180,000	178,479
3.80%, 10/15/2022	100,000	103,712
3.90%, 6/15/2024	219,000	224,652
4.00%, 11/15/2025	330,000	338,336
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	371,000	382,638
4.50%, 1/15/2025	625,000	637,031
4.95%, 4/1/2024	200,000	210,374
Physicians Realty L.P. 4.30%, 3/15/2027	500,000	510,860
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	500,000	517,395
Public Storage:
2.37%, 9/15/2022	325,000	324,256
3.09%, 9/15/2027	450,000	450,931
Rayonier, Inc. 3.75%, 4/1/2022	91,000	92,340
Realty Income Corp.:
3.25%, 10/15/2022	150,000	152,586
3.88%, 7/15/2024	450,000	463,347
4.13%, 10/15/2026	600,000	620,142
4.65%, 8/1/2023	48,000	52,076
6.75%, 8/15/2019	380,000	411,840
Regency Centers L.P. 3.60%, 2/1/2027	610,000	610,470
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	466,000	479,141
Select Income REIT:
3.60%, 2/1/2020	256,000	259,336
4.25%, 5/15/2024	1,000,000	1,010,410
4.50%, 2/1/2025	485,000	491,324
Senior Housing Properties Trust 3.25%, 5/1/2019	375,000	379,166
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	66,335
2.35%, 1/30/2022	350,000	349,307
2.50%, 9/1/2020	150,000	151,919
2.50%, 7/15/2021	240,000	241,397
2.63%, 6/15/2022	850,000	853,536
2.75%, 2/1/2023	375,000	376,601
3.25%, 11/30/2026	350,000	347,960
3.30%, 1/15/2026	353,000	354,461
3.38%, 3/15/2022	468,000	483,734
3.38%, 10/1/2024	606,000	619,041
3.38%, 6/15/2027	555,000	557,625
3.50%, 9/1/2025	230,000	235,278
3.75%, 2/1/2024	651,000	679,143
4.13%, 12/1/2021	425,000	452,574
4.38%, 3/1/2021	408,000	433,549

Tanger Properties L.P.:
3.13%, 9/1/2026	280,000	262,940
3.88%, 7/15/2027	150,000	148,782
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	53,302
Series MTN, 2.95%, 9/1/2026	440,000	422,501
Series MTN, 3.50%, 7/1/2027	425,000	423,840
Series MTN, 3.75%, 7/1/2024	25,000	25,695
Series MTN, 4.00%, 10/1/2025	150,000	156,257
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	386,729
3.13%, 6/15/2023	457,000	458,563
3.25%, 10/15/2026	605,000	588,483
3.50%, 2/1/2025	295,000	296,304
3.85%, 4/1/2027	350,000	355,841
4.13%, 1/15/2026	463,000	479,668
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	227,113
3.25%, 8/15/2022	10,000	10,169
4.00%, 4/30/2019	228,000	233,616
4.25%, 3/1/2022	443,000	467,817
4.75%, 6/1/2021	406,000	434,351
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,720,000	1,716,405
4.13%, 6/1/2021 (a)	200,000	209,221
4.60%, 2/6/2024	250,000	263,263
4.88%, 6/1/2026	320,000	342,574
Vornado Realty L.P.:
2.50%, 6/30/2019	177,000	178,044
5.00%, 1/15/2022	430,000	464,460
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	103,225
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	254,105
Welltower, Inc.:
4.00%, 6/1/2025	762,000	793,646
4.13%, 4/1/2019	400,000	411,028
4.25%, 4/1/2026	100,000	105,666
4.50%, 1/15/2024	100,000	107,409
4.95%, 1/15/2021	447,000	479,640
5.25%, 1/15/2022	538,000	591,181
6.13%, 4/15/2020	150,000	164,530
Weyerhaeuser Co.:
4.63%, 9/15/2023	299,000	326,475
7.38%, 10/1/2019	400,000	441,260
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	201,426
4.60%, 4/1/2024	300,000	314,244

		84,228,361

RETAIL — 2.9%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	476,591
5.75%, 5/1/2020	150,000	161,720
AutoNation, Inc.:
3.35%, 1/15/2021	127,000	129,672
4.50%, 10/1/2025	141,000	148,854
5.50%, 2/1/2020	300,000	320,415

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

AutoZone, Inc.:
3.13%, 7/15/2023	$200,000	$202,484
3.13%, 4/21/2026	175,000	168,859
3.25%, 4/15/2025	247,000	244,473
3.70%, 4/15/2022	450,000	468,283
3.75%, 6/1/2027	450,000	454,662
4.00%, 11/15/2020	452,000	473,077
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	375,000	374,366
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	457,000	496,663
Coach, Inc.:
3.00%, 7/15/2022	550,000	548,900
4.13%, 7/15/2027	500,000	502,540
4.25%, 4/1/2025	137,000	141,422
Costco Wholesale Corp.:
1.70%, 12/15/2019	781,000	780,680
2.15%, 5/18/2021	875,000	877,336
2.25%, 2/15/2022	170,000	170,170
2.30%, 5/18/2022	489,000	489,562
2.75%, 5/18/2024	710,000	711,590
3.00%, 5/18/2027	650,000	650,072
CVS Health Corp.:
2.13%, 6/1/2021	1,204,000	1,193,537
2.25%, 8/12/2019	957,000	962,512
2.75%, 12/1/2022	803,000	806,774
2.80%, 7/20/2020	1,839,000	1,869,307
2.88%, 6/1/2026	1,230,000	1,188,340
3.38%, 8/12/2024	330,000	337,300
3.50%, 7/20/2022	942,000	981,263
3.88%, 7/20/2025	1,966,000	2,050,007
4.00%, 12/5/2023	1,176,000	1,249,653
4.13%, 5/15/2021	459,000	484,465
4.75%, 12/1/2022	333,000	364,319
Darden Restaurants, Inc. 3.85%, 5/1/2027	505,000	514,161
Dollar General Corp.:
3.25%, 4/15/2023	740,000	756,509
3.88%, 4/15/2027	375,000	389,640
4.15%, 11/1/2025	135,000	143,348
Home Depot, Inc.:
1.80%, 6/5/2020	850,000	850,459
2.00%, 6/15/2019	546,000	549,483
2.00%, 4/1/2021	683,000	682,194
2.13%, 9/15/2026	556,000	520,750
2.63%, 6/1/2022	912,000	926,209
2.70%, 4/1/2023	605,000	613,397
2.80%, 9/14/2027	500,000	491,585
3.00%, 4/1/2026 (a)	939,000	944,474
3.35%, 9/15/2025	702,000	726,282
3.75%, 2/15/2024	842,000	892,890
3.95%, 9/15/2020	200,000	211,148
4.40%, 4/1/2021	360,000	386,194
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	143,000	147,985
4.25%, 7/17/2025 (a)	250,000	255,265
4.75%, 12/15/2023 (a)	450,000	471,659
Lowe’s Cos., Inc.:
2.50%, 4/15/2026	835,000	799,930

3.10%, 5/3/2027	1,280,000	1,278,822
3.12%, 4/15/2022	473,000	488,576
3.13%, 9/15/2024	486,000	496,293
3.38%, 9/15/2025	495,000	509,825
3.80%, 11/15/2021	100,000	105,820
3.88%, 9/15/2023	391,000	417,940
4.63%, 4/15/2020	136,000	143,548
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	475,000	447,450
3.45%, 1/15/2021	250,000	250,218
3.63%, 6/1/2024 (a)	454,000	435,091
3.88%, 1/15/2022	230,000	230,718
4.38%, 9/1/2023 (a)	90,000	90,384
6.65%, 7/15/2024	598,000	657,070
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	785,000	789,671
Series MTN, 2.63%, 1/15/2022	863,000	869,766
Series MTN, 2.75%, 12/9/2020	511,000	520,980
Series MTN, 3.25%, 6/10/2024 (a)	292,000	300,488
Series MTN, 3.38%, 5/26/2025	425,000	436,892
Series MTN, 3.50%, 7/15/2020	169,000	175,525
Series MTN, 3.50%, 3/1/2027	600,000	616,464
Series MTN, 3.63%, 5/20/2021	317,000	331,718
Series MTN, 3.70%, 1/30/2026	1,170,000	1,219,456
Series MTN, 5.00%, 2/1/2019	325,000	338,507
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	153,483
4.00%, 3/15/2027	30,000	29,729
4.75%, 5/1/2020	267,000	276,778
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	428,000	429,802
3.60%, 9/1/2027	1,250,000	1,249,862
3.80%, 9/1/2022	73,000	76,232
4.63%, 9/15/2021	100,000	107,324
4.88%, 1/14/2021	27,000	28,906
QVC, Inc.:
4.38%, 3/15/2023	955,000	991,481
4.45%, 2/15/2025	275,000	278,237
4.85%, 4/1/2024	505,000	527,619
5.13%, 7/2/2022	300,000	319,578
Starbucks Corp.:
2.10%, 2/4/2021	567,000	568,780
2.45%, 6/15/2026	150,000	144,204
2.70%, 6/15/2022	515,000	524,007
3.85%, 10/1/2023	456,000	489,521
Target Corp.:
2.30%, 6/26/2019	759,000	766,248
2.50%, 4/15/2026 (a)	710,000	679,598
2.90%, 1/15/2022	868,000	890,525
3.50%, 7/1/2024	173,000	180,771
3.88%, 7/15/2020	528,000	555,979
TJX Cos., Inc.:
2.25%, 9/15/2026	946,000	880,981
2.50%, 5/15/2023	125,000	125,150
2.75%, 6/15/2021	498,000	506,381
Wal-Mart Stores, Inc.:
2.55%, 4/11/2023	918,000	931,155
3.25%, 10/25/2020	1,050,000	1,092,956
3.30%, 4/22/2024	1,054,000	1,102,505

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 7/8/2020	$1,382,000	$1,449,179
4.13%, 2/1/2019	100,000	103,283
4.25%, 4/15/2021	546,000	587,900
5.88%, 4/5/2027	510,000	641,728
Walgreen Co. 3.10%, 9/15/2022	884,000	900,823
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	847,000	858,367
3.30%, 11/18/2021	770,000	795,318
3.45%, 6/1/2026	1,348,000	1,341,179
3.80%, 11/18/2024	882,000	912,367

		64,402,588

SAVINGS & LOANS — 0.0% (f)
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	201,417

SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	250,000	270,408
Analog Devices, Inc.:
2.50%, 12/5/2021	375,000	375,780
2.88%, 6/1/2023	411,000	412,985
3.13%, 12/5/2023	480,000	486,998
3.50%, 12/5/2026	760,000	769,173
3.90%, 12/15/2025	710,000	743,015
Applied Materials, Inc.:
2.63%, 10/1/2020	372,000	378,607
3.30%, 4/1/2027	649,000	660,377
3.90%, 10/1/2025	984,000	1,050,755
4.30%, 6/15/2021	251,000	270,332
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (b)	1,800,000	1,808,676
3.00%, 1/15/2022 (b)	3,165,000	3,219,438
3.63%, 1/15/2024 (b)	1,700,000	1,749,521
3.88%, 1/15/2027 (b)	2,252,000	2,319,357
Intel Corp.:
1.70%, 5/19/2021	100,000	98,967
1.85%, 5/11/2020	2,193,000	2,197,035
2.35%, 5/11/2022	600,000	604,296
2.45%, 7/29/2020	1,215,000	1,237,174
2.60%, 5/19/2026	630,000	615,157
2.70%, 12/15/2022	993,000	1,012,314
2.88%, 5/11/2024	611,000	618,332
3.10%, 7/29/2022	368,000	382,650
3.15%, 5/11/2027	650,000	660,277
3.30%, 10/1/2021	1,472,000	1,542,303
3.70%, 7/29/2025	709,000	751,157
KLA-Tencor Corp.:
4.13%, 11/1/2021	496,000	524,570
4.65%, 11/1/2024	600,000	650,940
Lam Research Corp.:
2.75%, 3/15/2020	357,000	362,466
2.80%, 6/15/2021	530,000	536,111
3.80%, 3/15/2025	100,000	103,092
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	310,402
3.45%, 6/15/2027	600,000	598,056
Micron Technology, Inc. 7.50%, 9/15/2023	193,000	214,626

NVIDIA Corp.:
2.20%, 9/16/2021	445,000	441,201
3.20%, 9/16/2026	350,000	350,091
QUALCOMM, Inc.:
1.85%, 5/20/2019	1,595,000	1,599,099
2.10%, 5/20/2020	1,200,000	1,204,992
2.25%, 5/20/2020	805,000	811,971
2.60%, 1/30/2023	473,000	474,017
2.90%, 5/20/2024	1,000,000	1,004,710
3.00%, 5/20/2022	1,146,000	1,178,718
3.25%, 5/20/2027	1,242,000	1,251,563
3.45%, 5/20/2025	1,107,000	1,142,944
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (b)	250,000	254,846
Texas Instruments, Inc.:
1.65%, 8/3/2019	482,000	481,026
1.75%, 5/1/2020	350,000	348,744
1.85%, 5/15/2022	250,000	246,020
2.25%, 5/1/2023	465,000	460,020
2.63%, 5/15/2024	168,000	167,659
2.75%, 3/12/2021	362,000	370,054
Xilinx, Inc.:
2.13%, 3/15/2019	463,000	464,236
2.95%, 6/1/2024	650,000	650,819
3.00%, 3/15/2021	230,000	234,188

		40,672,265

SOFTWARE — 2.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	280,000	278,356
2.60%, 6/15/2022	650,000	650,260
3.40%, 9/15/2026	425,000	428,706
3.40%, 6/15/2027	235,000	236,234
Adobe Systems, Inc.:
3.25%, 2/1/2025	465,000	477,271
4.75%, 2/1/2020	455,000	484,461
Autodesk, Inc.:
3.50%, 6/15/2027	664,000	661,244
4.38%, 6/15/2025	350,000	371,336
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	475,978
3.95%, 9/1/2020	230,000	240,283
CA, Inc.:
3.60%, 8/1/2020	100,000	103,070
3.60%, 8/15/2022	480,000	490,440
4.70%, 3/15/2027	400,000	419,316
5.38%, 12/1/2019	600,000	638,130
Electronic Arts, Inc.:
3.70%, 3/1/2021	300,000	312,471
4.80%, 3/1/2026	300,000	332,067
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	320,000	317,362
2.85%, 10/15/2018	215,000	217,492
3.00%, 8/15/2026	1,000,000	969,750
3.50%, 4/15/2023	267,000	275,437
3.63%, 10/15/2020	900,000	936,945
3.88%, 6/5/2024	302,000	315,536

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 10/15/2022	$70,000	$75,664
5.00%, 10/15/2025	626,000	697,571
Fiserv, Inc.:
2.70%, 6/1/2020	555,000	561,288
3.50%, 10/1/2022	250,000	258,658
3.85%, 6/1/2025	800,000	835,376
4.63%, 10/1/2020	150,000	159,839
4.75%, 6/15/2021	40,000	43,104
Microsoft Corp.:
1.10%, 8/8/2019	2,030,000	2,012,116
1.55%, 8/8/2021	1,904,000	1,869,138
1.85%, 2/6/2020	1,075,000	1,078,397
1.85%, 2/12/2020	1,913,000	1,920,155
2.00%, 11/3/2020	2,922,000	2,935,266
2.00%, 8/8/2023	756,000	741,379
2.13%, 11/15/2022	333,000	331,165
2.38%, 2/12/2022	1,023,000	1,032,166
2.38%, 5/1/2023	510,000	510,444
2.40%, 2/6/2022	1,479,000	1,495,328
2.40%, 8/8/2026	2,724,000	2,634,081
2.65%, 11/3/2022	696,000	708,250
2.70%, 2/12/2025	881,000	886,515
2.88%, 2/6/2024	1,119,000	1,142,488
3.00%, 10/1/2020	673,000	696,629
3.13%, 11/3/2025	1,080,000	1,113,221
3.30%, 2/6/2027	1,763,000	1,827,843
3.63%, 12/15/2023	735,000	783,400
4.00%, 2/8/2021	480,000	511,330
4.20%, 6/1/2019	785,000	818,143
Oracle Corp.:
1.90%, 9/15/2021	2,852,000	2,831,665
2.25%, 10/8/2019	1,466,000	1,482,639
2.38%, 1/15/2019	1,137,000	1,148,074
2.40%, 9/15/2023	1,656,000	1,646,842
2.50%, 5/15/2022	1,680,000	1,703,587
2.50%, 10/15/2022	1,615,000	1,627,791
2.65%, 7/15/2026	1,243,000	1,217,916
2.80%, 7/8/2021	1,170,000	1,199,765
2.95%, 5/15/2025	1,318,000	1,330,574
3.40%, 7/8/2024	1,126,000	1,176,163
3.63%, 7/15/2023	498,000	529,608
3.88%, 7/15/2020	757,000	798,960
5.00%, 7/8/2019	1,489,000	1,574,409
VMware, Inc.:
2.30%, 8/21/2020	958,000	960,596
2.95%, 8/21/2022	1,690,000	1,699,886
3.90%, 8/21/2027	660,000	667,465

		58,907,039

TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
3.13%, 7/16/2022	1,125,000	1,152,968
5.00%, 10/16/2019	400,000	423,544
5.00%, 3/30/2020	750,000	803,265
AT&T, Inc.:
2.30%, 3/11/2019	2,057,000	2,067,388
2.38%, 11/27/2018	1,193,000	1,200,588
2.45%, 6/30/2020	2,015,000	2,029,689
2.63%, 12/1/2022	750,000	744,233

2.80%, 2/17/2021	1,299,000	1,313,627
2.85%, 2/14/2023	1,300,000	1,292,681
3.00%, 2/15/2022	1,554,000	1,571,622
3.00%, 6/30/2022	1,896,000	1,914,789
3.20%, 3/1/2022	887,000	903,285
3.40%, 8/14/2024	2,050,000	2,054,490
3.40%, 5/15/2025	2,344,000	2,311,395
3.60%, 2/17/2023	1,663,000	1,713,489
3.80%, 3/15/2022	933,000	972,653
3.80%, 3/1/2024	600,000	617,772
3.88%, 8/15/2021	1,102,000	1,152,901
3.90%, 3/11/2024	359,000	371,292
3.90%, 8/14/2027	2,410,000	2,414,001
3.95%, 1/15/2025	750,000	768,555
4.13%, 2/17/2026	1,770,000	1,818,109
4.25%, 3/1/2027	625,000	643,219
4.45%, 5/15/2021	837,000	891,087
4.45%, 4/1/2024	794,000	843,736
4.60%, 2/15/2021	562,000	597,979
5.00%, 3/1/2021	1,033,000	1,116,766
5.20%, 3/15/2020	526,000	563,241
5.80%, 2/15/2019	1,549,000	1,629,641
5.88%, 10/1/2019	662,000	710,842
British Telecommunications PLC 2.35%, 2/14/2019	165,000	166,005
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	660,000	691,079
Cisco Systems, Inc.:
1.40%, 9/20/2019	750,000	746,243
1.60%, 2/28/2019	730,000	729,752
1.85%, 9/20/2021	800,000	791,472
2.13%, 3/1/2019	1,021,000	1,028,739
2.20%, 2/28/2021	1,570,000	1,579,184
2.20%, 9/20/2023	524,000	516,177
2.45%, 6/15/2020	1,069,000	1,085,612
2.50%, 9/20/2026	519,000	503,440
2.60%, 2/28/2023	580,000	586,125
2.90%, 3/4/2021	55,000	56,533
2.95%, 2/28/2026	51,000	51,298
3.00%, 6/15/2022	150,000	154,853
3.50%, 6/15/2025	105,000	110,784
3.63%, 3/4/2024	723,000	766,864
4.45%, 1/15/2020	2,304,000	2,439,360
4.95%, 2/15/2019	2,325,000	2,428,579
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	393,000	420,164
Juniper Networks, Inc.:
3.13%, 2/26/2019	152,000	154,317
3.30%, 6/15/2020 (a)	100,000	102,472
4.35%, 6/15/2025	57,000	59,873
4.50%, 3/15/2024	325,000	345,598
4.60%, 3/15/2021	115,000	122,377
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	410,044
3.50%, 3/1/2023	385,000	388,900
3.75%, 5/15/2022	773,000	796,090
4.00%, 9/1/2024	262,000	267,824
Orange SA:
1.63%, 11/3/2019	1,150,000	1,142,226

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.75%, 2/6/2019	$1,126,000	$1,139,433
4.13%, 9/14/2021	200,000	213,418
5.38%, 7/8/2019	400,000	423,440
Pacific Bell Telephone Co. 7.13%, 3/15/2026	151,000	184,620
Qwest Corp. 6.75%, 12/1/2021	657,000	720,407
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	400,000	386,344
3.00%, 3/15/2023 (a)	281,000	282,959
3.63%, 12/15/2025	220,000	225,133
4.10%, 10/1/2023	666,000	707,472
Telefonica Emisiones SAU:
4.10%, 3/8/2027	1,126,000	1,165,410
4.57%, 4/27/2023	300,000	326,670
5.13%, 4/27/2020	794,000	851,494
5.46%, 2/16/2021	670,000	734,769
5.88%, 7/15/2019	777,000	828,616
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	203,000	217,720
TELUS Corp.:
2.80%, 2/16/2027	200,000	189,692
3.70%, 9/15/2027	300,000	306,576
Verizon Communications, Inc.:
1.75%, 8/15/2021	654,000	639,632
2.45%, 11/1/2022 (a)	1,114,000	1,103,651
2.63%, 2/21/2020	125,000	127,102
2.63%, 8/15/2026	1,087,000	1,019,399
2.95%, 3/15/2022	5,037,000	5,116,383
3.00%, 11/1/2021	818,000	834,147
3.13%, 3/16/2022	1,939,000	1,985,381
3.45%, 3/15/2021	498,000	517,507
3.50%, 11/1/2021	1,204,000	1,251,594
3.50%, 11/1/2024	1,641,000	1,672,064
4.13%, 3/16/2027	1,905,000	1,990,306
4.15%, 3/15/2024	682,000	722,320
4.50%, 9/15/2020	2,895,000	3,103,208
4.60%, 4/1/2021	1,670,000	1,800,594
5.15%, 9/15/2023	3,558,000	3,994,709
Vodafone Group PLC:
2.50%, 9/26/2022	888,000	890,353
2.95%, 2/19/2023	1,082,000	1,098,208
4.38%, 3/16/2021	249,000	265,750
5.45%, 6/10/2019	900,000	949,995

		93,237,307

TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	800,000	813,512
3.70%, 4/1/2027	450,000	470,061
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	226,223

		1,509,796

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	903,000	968,693
6.88%, 5/1/2020	575,000	640,918
8.13%, 6/23/2019	515,000	567,262

		2,176,873

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	408,444
3.50%, 9/15/2027	725,000	720,694
Mattel, Inc.:
2.35%, 5/6/2019	250,000	250,580
2.35%, 8/15/2021	405,000	393,182

		1,772,900

TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 month USD LIBOR + 2.350%, 6.61%, 12/15/2055 (c)	36,000	41,435
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	405,000	415,927
3.05%, 3/15/2022	322,000	332,339
3.05%, 9/1/2022	765,000	789,633
3.25%, 6/15/2027 (a)	500,000	512,820
3.40%, 9/1/2024	475,000	495,282
3.45%, 9/15/2021	200,000	208,668
3.65%, 9/1/2025	200,000	211,094
3.75%, 4/1/2024	575,000	611,438
3.85%, 9/1/2023	536,000	575,750
4.70%, 10/1/2019	485,000	511,141
Canadian National Railway Co.:
2.75%, 3/1/2026	525,000	521,992
2.85%, 12/15/2021	50,000	51,002
2.95%, 11/21/2024	275,000	279,128
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	175,000	173,887
4.45%, 3/15/2023	100,000	108,210
4.50%, 1/15/2022	60,000	64,239
7.25%, 5/15/2019	115,000	124,603
CSX Corp.:
2.60%, 11/1/2026	641,000	612,527
3.25%, 6/1/2027	457,000	458,225
3.35%, 11/1/2025	350,000	356,751
3.40%, 8/1/2024	351,000	360,779
3.70%, 10/30/2020	610,000	635,553
3.70%, 11/1/2023	114,000	119,716
FedEx Corp.:
2.30%, 2/1/2020	280,000	281,655
2.63%, 8/1/2022	489,000	495,440
3.20%, 2/1/2025	575,000	585,810
3.25%, 4/1/2026	335,000	338,970
3.30%, 3/15/2027	330,000	332,607
4.00%, 1/15/2024	525,000	563,005
8.00%, 1/15/2019	450,000	484,578
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	204,904
Kansas City Southern 3.00%, 5/15/2023	203,000	203,173
Norfolk Southern Corp.:
2.90%, 6/15/2026	435,000	431,289
2.90%, 2/15/2023	460,000	466,647
3.00%, 4/1/2022	157,000	160,363
3.15%, 6/1/2027	1,055,000	1,058,102
3.25%, 12/1/2021	432,000	445,081
3.85%, 1/15/2024	100,000	105,921
5.90%, 6/15/2019	265,000	282,161

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	$500,000	$495,795
Series MTN, 2.45%, 11/15/2018	150,000	150,774
Series MTN, 2.45%, 9/3/2019	250,000	251,770
Series MTN, 2.50%, 5/11/2020	150,000	151,420
Series MTN, 2.50%, 9/1/2022	790,000	784,517
Series MTN, 2.55%, 6/1/2019	150,000	151,203
Series MTN, 2.65%, 3/2/2020	100,000	101,112
Series MTN, 2.80%, 3/1/2022	510,000	514,253
Series MTN, 2.88%, 9/1/2020	250,000	254,115
Union Pacific Corp.:
2.25%, 2/15/2019	590,000	593,764
2.75%, 4/15/2023	400,000	405,500
2.75%, 3/1/2026	609,000	603,549
2.95%, 1/15/2023	200,000	204,330
3.00%, 4/15/2027	325,000	327,077
3.25%, 8/15/2025	200,000	206,116
3.65%, 2/15/2024	231,000	243,583
3.75%, 3/15/2024	565,000	599,471
4.00%, 2/1/2021	202,000	213,692
4.16%, 7/15/2022	643,000	693,681
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	115,334
United Parcel Service, Inc.:
2.35%, 5/16/2022	1,000,000	1,004,840
2.40%, 11/15/2026	400,000	386,064
2.45%, 10/1/2022	474,000	477,607
3.13%, 1/15/2021	289,000	299,387
5.13%, 4/1/2019	768,000	806,408

		25,047,207

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.60%, 3/30/2020	175,000	176,361
3.25%, 3/30/2025	200,000	198,578
3.25%, 9/15/2026	250,000	245,628
3.85%, 3/30/2027	350,000	355,285
4.85%, 6/1/2021	175,000	189,186

		1,165,038

WATER — 0.0% (f)
American Water Capital Corp.:
2.95%, 9/1/2027	355,000	353,548
3.40%, 3/1/2025	513,000	530,237
3.85%, 3/1/2024	150,000	158,587

		1,042,372

TOTAL CORPORATE BONDS & NOTES
(Cost $2,208,047,114)		2,221,690,902

	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	1,006,699	1,006,699

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	11,562,720	11,562,720

TOTAL SHORT-TERM INVESTMENTS (Cost $12,569,419)		12,569,419

TOTAL INVESTMENTS — 99.8% (Cost $2,220,616,533)		2,234,260,321
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,634,444

NET ASSETS — 100.0%		$2,238,894,765

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$5,627,826	$—	$5,627,826
Aerospace & Defense	—	30,874,565	—	30,874,565
Agriculture	—	26,699,181	—	26,699,181
Airlines	—	6,465,595	—	6,465,595
Apparel	—	2,194,142	—	2,194,142
Auto Manufacturers	—	60,828,177	—	60,828,177
Auto Parts & Equipment.	—	3,876,286	—	3,876,286
Banks	—	608,406,279	—	608,406,279
Beverages	—	60,492,297	—	60,492,297
Biotechnology	—	33,788,728	—	33,788,728
Chemicals	—	32,925,081	—	32,925,081
Commercial Services	—	13,285,623	—	13,285,623
Construction Materials	—	6,536,053	—	6,536,053
Diversified Financial Services	—	92,859,102	—	92,859,102
Electric	—	92,875,900	—	92,875,900
Electrical Components & Equipment	—	3,306,831	—	3,306,831
Electronics	—	18,512,064	—	18,512,064
Engineering & Construction	—	1,479,123	—	1,479,123
Environmental Control	—	4,494,288	—	4,494,288
Food	—	37,016,206	—	37,016,206
Forest Products & Paper	—	4,739,923	—	4,739,923
Gas	—	9,884,625	—	9,884,625
Hand & Machine Tools	—	2,270,523	—	2,270,523
Health Care Products	—	42,173,230	—	42,173,230
Health Care Services	—	27,768,470	—	27,768,470
Holding Companies-Divers	—	816,114	—	816,114
Home Builders.	—	1,626,273	—	1,626,273
Home Furnishings	—	1,080,184	—	1,080,184
Household Products	—	8,157,452	—	8,157,452
Household Products & Wares	—	4,412,500	—	4,412,500
Housewares	—	4,512,952	—	4,512,952
Insurance.	—	56,505,440	—	56,505,440
Internet	—	25,104,198	—	25,104,198
Investment Company Security	—	3,193,997	—	3,193,997
Iron/Steel	—	5,045,559	—	5,045,559
IT Services	—	76,746,245	—	76,746,245
Leisure Time	—	691,530	—	691,530
Lodging	—	4,545,668	—	4,545,668
Machinery, Construction & Mining	—	9,975,730	—	9,975,730
Machinery-Diversified	—	14,761,135	—	14,761,135
Media	—	61,023,712	—	61,023,712
Metal Fabricate & Hardware	—	1,509,516	—	1,509,516
Mining	—	5,333,631	—	5,333,631
Miscellaneous Manufacturer	—	16,843,648	—	16,843,648
Office & Business Equipment	—	8,207,654	—	8,207,654
Oil & Gas	—	107,265,975	—	107,265,975
Oil & Gas Services.	—	6,782,310	—	6,782,310
Packaging & Containers	—	5,258,466	—	5,258,466
Pharmaceuticals	—	107,654,051	—	107,654,051
Pipelines	—	77,776,941	—	77,776,941
Real Estate	—	3,116,740	—	3,116,740

See accompanying Notes to Schedule of Investments

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts	$—	$84,228,361	$—	$84,228,361
Retail	—	64,402,588	—	64,402,588
Savings & Loans	—	201,417	—	201,417
Semiconductors	—	40,672,265	—	40,672,265
Software	—	58,907,039	—	58,907,039
Telecommunications.	—	93,237,307	—	93,237,307
Textiles	—	1,509,796	—	1,509,796
Tobacco	—	2,176,873	—	2,176,873
Toys/Games/Hobbies	—	1,772,900	—	1,772,900
Transportation	—	25,047,207	—	25,047,207
Trucking & Leasing	—	1,165,038	—	1,165,038
Water	—	1,042,372	—	1,042,372
Short-Term Investments	12,569,419	—	—	12,569,419

TOTAL INVESTMENTS	$12,569,419	$2,221,690,902	$—	$2,234,260,321

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,605,664	$1,605,664	$46,245,602	$46,844,567	$—	$—	1,006,699	$1,006,699	$5,416
State Street Navigator Securities Lending Government Money Market Portfolio	10,103,000	10,103,000	19,889,992	18,430,272	—	—	11,562,720	11,562,720	17,569

TOTAL		$11,708,664	$66,135,594	$65,274,839	$—	$—		$12,569,419	$22,985

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$31,267
5.63%, 11/15/2043	51,000	56,735

		88,002

AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
3.38%, 6/15/2046	50,000	47,436
6.13%, 2/15/2033	150,000	196,549
6.63%, 2/15/2038	94,000	131,341
6.88%, 3/15/2039	73,000	105,970
General Dynamics Corp.:
2.63%, 11/15/2027	150,000	145,527
3.60%, 11/15/2042 (b)	30,000	29,766
Harris Corp.:
4.85%, 4/27/2035	123,000	135,642
5.05%, 4/27/2045	110,000	125,966
6.15%, 12/15/2040	30,000	37,209
Lockheed Martin Corp.:
3.60%, 3/1/2035	50,000	49,400
3.80%, 3/1/2045	141,000	137,678
4.50%, 5/15/2036	34,000	37,168
4.70%, 5/15/2046	317,000	354,856
5.72%, 6/1/2040	100,000	124,528
Series B, 6.15%, 9/1/2036	236,000	305,703
Northrop Grumman Corp.:
3.85%, 4/15/2045	280,000	272,474
4.75%, 6/1/2043	89,000	98,737
5.05%, 11/15/2040	74,000	83,904
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	42,304
Raytheon Co.:
4.20%, 12/15/2044	17,000	18,380
4.70%, 12/15/2041	107,000	123,157
4.88%, 10/15/2040	60,000	70,681
7.20%, 8/15/2027	30,000	40,377
Rockwell Collins, Inc.:
4.35%, 4/15/2047	90,000	93,595
4.80%, 12/15/2043	64,000	70,554
United Technologies Corp.:
3.75%, 11/1/2046	240,000	231,554
4.05%, 5/4/2047	25,000	25,373
4.15%, 5/15/2045	114,000	117,148
4.50%, 6/1/2042	228,000	245,235
5.40%, 5/1/2035	64,000	75,585
5.70%, 4/15/2040	383,000	476,778
6.05%, 6/1/2036	234,000	298,025
6.13%, 7/15/2038	3,000	3,861
7.50%, 9/15/2029	186,000	258,475

		4,610,936

AGRICULTURE — 1.6%
Altria Group, Inc.:
3.88%, 9/16/2046	115,000	111,935
4.25%, 8/9/2042	135,000	138,922
4.50%, 5/2/2043	114,000	122,019
5.38%, 1/31/2044	382,000	459,710

Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	300,000	296,286
4.02%, 4/16/2043	137,000	140,989
4.54%, 3/26/2042	30,000	32,927
BAT Capital Corp.:
4.39%, 8/15/2037 (c)	257,000	263,520
4.54%, 8/15/2047 (c)	240,000	246,259
Philip Morris International, Inc.:
3.88%, 8/21/2042	209,000	205,249
4.13%, 3/4/2043	214,000	218,905
4.25%, 11/10/2044	135,000	140,696
4.50%, 3/20/2042	124,000	133,372
4.88%, 11/15/2043	175,000	196,970
6.38%, 5/16/2038	174,000	231,310
Reynolds American, Inc.:
5.70%, 8/15/2035	245,000	287,076
5.85%, 8/15/2045	448,000	543,769
6.15%, 9/15/2043	89,000	111,666

		3,881,580

AIRLINES — 0.2%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 4/1/2028	12,010	12,324
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,858	1,913
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	110,385	112,438
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	48,700	48,668
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	58,817
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	150,000	154,057
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	76,346	80,384
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	58,430	60,759
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	19,985	20,386
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	7,250	7,540

		557,286

APPAREL — 0.1%
NIKE, Inc.:
3.63%, 5/1/2043	80,000	77,909
3.88%, 11/1/2045	156,000	158,504
VF Corp. 6.45%, 11/1/2037	64,000	83,752

		320,165

AUTO MANUFACTURERS — 1.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	287,000	428,213
Ford Motor Co.:
4.75%, 1/15/2043	260,000	255,590
5.29%, 12/8/2046 (b)	75,000	78,407

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.63%, 10/1/2028	$94,000	$112,905
7.40%, 11/1/2046	86,000	113,336
7.45%, 7/16/2031	380,000	491,891
General Motors Co.:
4.20%, 10/1/2027	150,000	152,211
5.00%, 4/1/2035	88,000	89,751
5.15%, 4/1/2038	175,000	179,688
5.40%, 4/1/2048	50,000	52,042
6.25%, 10/2/2043	229,000	261,795
6.60%, 4/1/2036	165,000	195,976
6.75%, 4/1/2046	235,000	283,991

		2,695,796

AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 4.38%, 3/15/2045	140,000	140,753
Delphi Automotive PLC 4.40%, 10/1/2046	50,000	50,399

		191,152

BANKS — 9.5%
Bank of America Corp.:
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	210,874
6.11%, 1/29/2037	312,000	388,343
6.75%, 6/1/2028	86,000	107,156
7.75%, 5/14/2038	419,000	615,963
Series L, 4.18%, 11/25/2027	276,000	285,861
Series L, 4.75%, 4/21/2045	197,000	214,870
Series MTN, 3.25%, 10/21/2027	247,000	241,815
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	232,000	251,010
Series MTN, 4.88%, 4/1/2044	136,000	154,931
Series MTN, 5.00%, 1/21/2044	236,000	273,715
Series MTN, 5.88%, 2/7/2042	195,000	250,099
Bank of America NA 6.00%, 10/15/2036	163,000	207,804
Bank of New York Mellon Corp.:
Series MTN, 3.00%, 10/30/2028	85,000	82,799
Series MTN, 3.30%, 8/23/2029	150,000	149,112
Bank One Corp.:
7.63%, 10/15/2026	64,000	82,442
8.00%, 4/29/2027	172,000	228,939
Barclays PLC:
4.34%, 1/10/2028	100,000	103,430
4.84%, 5/9/2028	200,000	207,268
4.95%, 1/10/2047	300,000	329,481
5.25%, 8/17/2045	364,000	415,841
Citigroup, Inc.:
4.13%, 7/25/2028	110,000	113,137
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	250,000	262,298
4.45%, 9/29/2027	83,000	87,595
4.65%, 7/30/2045	196,000	216,719
4.75%, 5/18/2046	250,000	271,882
5.30%, 5/6/2044	243,000	283,073
5.88%, 2/22/2033	94,000	112,204
5.88%, 1/30/2042	189,000	242,829
6.00%, 10/31/2033	255,000	308,027
6.13%, 8/25/2036	85,000	105,179
6.63%, 1/15/2028	64,000	78,484

6.63%, 6/15/2032	186,000	235,199
6.68%, 9/13/2043	124,000	167,247
8.13%, 7/15/2039	266,000	418,115
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	199,000	236,048
5.75%, 12/1/2043	214,000	268,459
Series MTN, 5.25%, 5/24/2041	165,000	202,595
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	369,000	412,889
Fifth Third Bancorp 8.25%, 3/1/2038	121,000	183,636
First Republic Bank/CA 4.38%, 8/1/2046	50,000	49,631
Goldman Sachs Capital I 6.35%, 2/15/2034 (b)	344,000	429,395
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	206,000	229,729
5.15%, 5/22/2045	223,000	255,290
6.13%, 2/15/2033	264,000	331,555
6.25%, 2/1/2041	287,000	381,406
6.45%, 5/1/2036	423,000	533,750
6.75%, 10/1/2037	679,000	895,540
Series MTN, 4.80%, 7/8/2044	219,000	244,923
HSBC Bank USA NA:
5.63%, 8/15/2035	134,000	163,528
5.88%, 11/1/2034	250,000	311,963
HSBC Holdings PLC:
5.25%, 3/14/2044	307,000	360,636
6.10%, 1/14/2042	94,000	125,089
6.50%, 5/2/2036	157,000	204,632
6.50%, 9/15/2037	203,000	269,300
6.80%, 6/1/2038	279,000	381,496
7.63%, 5/17/2032	124,000	164,229
HSBC USA, Inc. 7.20%, 7/15/2097	100,000	142,505
JPMorgan Chase & Co.:
3.63%, 12/1/2027	125,000	125,281
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	450,000	452,430
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	250,000	252,700
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	81,000	85,082
4.85%, 2/1/2044	131,000	151,323
4.95%, 6/1/2045	56,000	63,794
5.40%, 1/6/2042	412,000	503,171
5.50%, 10/15/2040	343,000	422,847
5.60%, 7/15/2041	166,000	206,957
5.63%, 8/16/2043	415,000	507,645
6.40%, 5/15/2038	236,000	314,966
KeyBank NA Series BKNT, 6.95%, 2/1/2028	16,000	20,227
Lloyds Banking Group PLC 5.30%, 12/1/2045	75,000	87,646
Morgan Stanley:
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	85,000	85,477
4.30%, 1/27/2045	366,000	383,703
4.38%, 1/22/2047	635,000	675,354
6.38%, 7/24/2042	288,000	388,613
7.25%, 4/1/2032	44,000	59,683

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Regions Bank 6.45%, 6/26/2037	$54,000	$66,866
Regions Financial Corp. 7.38%, 12/10/2037	100,000	133,043
Wachovia Corp.:
5.50%, 8/1/2035	125,000	146,032
7.50%, 4/15/2035	43,000	59,053
7.57%, 8/1/2026 (e)	88,000	113,105
Wells Fargo & Co.:
3.90%, 5/1/2045	102,000	102,336
4.40%, 6/14/2046	177,000	183,744
4.65%, 11/4/2044	507,000	542,191
5.38%, 2/7/2035	74,000	88,622
5.38%, 11/2/2043	479,000	560,641
5.61%, 1/15/2044	401,000	485,467
Series GMTN, 4.90%, 11/17/2045	302,000	336,229
Series MTN, 4.75%, 12/7/2046	240,000	263,124
Wells Fargo Bank NA:
5.85%, 2/1/2037	28,000	34,933
5.95%, 8/26/2036	235,000	298,636
6.60%, 1/15/2038	55,000	75,030
Wells Fargo Capital 5.95%, 12/1/2086	69,000	77,856

		22,835,772

BEVERAGES — 2.9%
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	155,000	169,801
4.70%, 2/1/2036	924,000	1,024,485
4.90%, 2/1/2046	1,872,000	2,126,723
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	221,000	211,864
4.44%, 10/6/2048	426,000	455,935
8.00%, 11/15/2039	64,000	99,293
8.20%, 1/15/2039	47,000	74,212
Brown-Forman Corp. 4.50%, 7/15/2045	77,000	83,020
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	91,597
Constellation Brands, Inc. 4.50%, 5/9/2047	65,000	68,526
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	64,797
5.88%, 9/30/2036	89,000	115,739
Diageo Investment Corp.:
4.25%, 5/11/2042	100,000	106,728
7.45%, 4/15/2035	76,000	110,827
Dr Pepper Snapple Group, Inc.:
4.42%, 12/15/2046	100,000	104,821
4.50%, 11/15/2045 (c)	60,000	63,409
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	88,066
Molson Coors Brewing Co.:
4.20%, 7/15/2046	245,000	245,625
5.00%, 5/1/2042	184,000	206,229
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	64,000	76,733
Series B, 7.00%, 3/1/2029	172,000	232,737
PepsiCo, Inc.:
3.45%, 10/6/2046	201,000	190,645
4.00%, 3/5/2042	89,000	91,685

4.00%, 5/2/2047	110,000	114,531
4.25%, 10/22/2044	151,000	160,478
4.45%, 4/14/2046	206,000	228,495
4.88%, 11/1/2040	174,000	201,254
5.50%, 1/15/2040	144,000	178,433

		6,986,688

BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
4.40%, 5/1/2045	324,000	344,114
4.56%, 6/15/2048	57,000	61,767
4.66%, 6/15/2051	587,000	643,305
4.95%, 10/1/2041	24,000	27,063
5.15%, 11/15/2041	112,000	128,494
5.65%, 6/15/2042	124,000	150,851
5.75%, 3/15/2040	94,000	114,219
6.38%, 6/1/2037	107,000	136,114
6.40%, 2/1/2039	64,000	82,346
6.90%, 6/1/2038	94,000	125,435
Biogen, Inc. 5.20%, 9/15/2045	337,000	390,351
Celgene Corp.:
4.63%, 5/15/2044	155,000	167,530
5.00%, 8/15/2045	315,000	359,815
5.25%, 8/15/2043	30,000	34,937
Genentech, Inc. 5.25%, 7/15/2035	100,000	119,487
Gilead Sciences, Inc.:
4.00%, 9/1/2036	67,000	69,088
4.15%, 3/1/2047	235,000	241,216
4.50%, 2/1/2045	261,000	280,552
4.60%, 9/1/2035	61,000	67,357
4.75%, 3/1/2046	271,000	304,246
4.80%, 4/1/2044	344,000	385,916
5.65%, 12/1/2041	254,000	317,640

		4,551,843

CHEMICALS — 1.8%
Agrium, Inc.:
4.13%, 3/15/2035	48,000	48,360
4.90%, 6/1/2043	64,000	69,809
5.25%, 1/15/2045	71,000	82,062
6.13%, 1/15/2041	77,000	94,754
7.13%, 5/23/2036	15,000	19,798
Albemarle Corp. 5.45%, 12/1/2044	64,000	74,532
Dow Chemical Co.:
4.25%, 10/1/2034	25,000	25,764
4.63%, 10/1/2044	160,000	168,720
5.25%, 11/15/2041	100,000	112,751
7.38%, 11/1/2029	124,000	165,370
9.40%, 5/15/2039	186,000	309,348
Eastman Chemical Co. 4.65%, 10/15/2044	225,000	236,709
Ecolab, Inc. 5.50%, 12/8/2041	162,000	199,083
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	64,945
4.90%, 1/15/2041	192,000	215,378
5.60%, 12/15/2036	64,000	76,898
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	55,000	56,516
Lubrizol Corp. 6.50%, 10/1/2034	120,000	157,846

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

LYB International Finance B.V.:
4.88%, 3/15/2044	$183,000	$200,295
5.25%, 7/15/2043	102,000	116,736
LyondellBasell Industries NV 4.63%, 2/26/2055	167,000	171,761
Methanex Corp. 5.65%, 12/1/2044	64,000	63,203
Monsanto Co.:
3.95%, 4/15/2045	164,000	156,884
4.40%, 7/15/2044	90,000	91,859
4.65%, 11/15/2043	144,000	151,118
4.70%, 7/15/2064	99,000	99,324
Mosaic Co.:
5.45%, 11/15/2033	47,000	48,716
5.63%, 11/15/2043	147,000	150,183
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	149,000	176,201
Praxair, Inc. 3.55%, 11/7/2042	64,000	62,845
Rohm & Haas Co. 7.85%, 7/15/2029	134,000	183,907
RPM International, Inc. 5.25%, 6/1/2045	89,000	99,458
Sherwin-Williams Co.:
4.00%, 12/15/2042	90,000	86,252
4.50%, 6/1/2047	188,000	197,601
4.55%, 8/1/2045	50,000	52,296
Westlake Chemical Corp. 5.00%, 8/15/2046	50,000	54,501

		4,341,783

COMMERCIAL SERVICES — 0.9%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	70,000	72,449
California Institute of Technology 4.32%, 8/1/2045	73,000	81,773
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	69,410
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	46,727
George Washington University 4.87%, 9/15/2045	94,000	110,452
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	67,007
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (b)	120,000	111,720
4.68%, 7/1/2114	64,000	72,659
5.60%, 7/1/2111	132,000	173,744
Moody’s Corp. 3.25%, 1/15/2028 (c)	135,000	133,950
Northwestern University 3.87%, 12/1/2048	64,000	67,629
President and Fellows of Harvard College:
3.15%, 7/15/2046 (b)	100,000	95,466
3.30%, 7/15/2056 (b)	150,000	144,457
4.88%, 10/15/2040	50,000	61,453
Princeton University 5.70%, 3/1/2039	64,000	86,596
S&P Global, Inc. 6.55%, 11/15/2037	164,000	212,677
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	66,000	65,265
University of Southern California:
3.03%, 10/1/2039	150,000	139,672
Series 2017, 3.84%, 10/1/2047	55,000	57,382
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	72,950

Western Union Co. 6.20%, 11/17/2036	104,000	112,594
William Marsh Rice University 3.57%, 5/15/2045	129,000	129,818

		2,185,850

CONSTRUCTION MATERIALS — 0.5%
Johnson Controls International PLC:
4.50%, 2/15/2047	105,000	111,382
4.95%, 7/2/2064 (e)	86,000	92,625
5.13%, 9/14/2045	180,000	205,936
6.00%, 1/15/2036	94,000	115,357
Lafarge SA 7.13%, 7/15/2036	150,000	192,025
Masco Corp.:
3.50%, 11/15/2027	30,000	29,740
4.50%, 5/15/2047	50,000	50,146
7.75%, 8/1/2029	19,000	25,019
Owens Corning:
4.30%, 7/15/2047	50,000	47,846
7.00%, 12/1/2036	107,000	137,799
Vulcan Materials Co. 4.50%, 6/15/2047	100,000	100,703

		1,108,578

DISTRIBUTION & WHOLESALE — 0.2%
WW Grainger, Inc.:
3.75%, 5/15/2046	50,000	47,667
4.20%, 5/15/2047	100,000	101,774
4.60%, 6/15/2045	194,000	208,395

		357,836

DIVERSIFIED FINANCIAL SERVICES — 2.4%
American Express Co. 4.05%, 12/3/2042	171,000	174,518
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	109,668
Brookfield Finance, Inc. 4.70%, 9/20/2047	100,000	101,060
CME Group, Inc. 5.30%, 9/15/2043	121,000	151,773
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	154,630
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	805,000	877,184
General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	317,332
Series GMTN, 6.15%, 8/7/2037	713,000	946,957
Series GMTN, 6.88%, 1/10/2039	374,000	547,315
Series MTN, 5.88%, 1/14/2038	503,000	657,859
Invesco Finance PLC 5.38%, 11/30/2043	94,000	112,767
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	70,326
6.50%, 1/20/2043	37,000	42,411
Legg Mason, Inc. 5.63%, 1/15/2044	115,000	124,644
Mastercard, Inc. 3.80%, 11/21/2046	50,000	50,900
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	50,000	52,940
Series C, 8.00%, 3/1/2032	94,000	138,004
Raymond James Financial, Inc. 4.95%, 7/15/2046	205,000	220,801
Visa, Inc.:
3.65%, 9/15/2047	75,000	74,784
4.15%, 12/14/2035	327,000	356,505
4.30%, 12/14/2045	416,000	459,393

		5,741,771

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

ELECTRIC — 10.7%
AEP Texas, Inc. 3.80%, 10/1/2047 (c)	$50,000	$49,711
AEP Transmission Co. LLC 3.75%, 12/1/2047 (c)	100,000	99,689
Alabama Power Co.:
3.75%, 3/1/2045	64,000	64,145
3.85%, 12/1/2042	50,000	50,320
4.15%, 8/15/2044	73,000	76,968
4.30%, 1/2/2046	43,000	46,412
6.00%, 3/1/2039	64,000	82,168
Ameren Illinois Co. 4.15%, 3/15/2046	143,000	152,657
Appalachian Power Co. 7.00%, 4/1/2038	99,000	138,143
Arizona Public Service Co.:
4.35%, 11/15/2045	100,000	108,393
4.50%, 4/1/2042	34,000	37,236
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	100,000	99,510
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045	50,000	54,279
5.15%, 11/15/2043	50,000	58,727
6.13%, 4/1/2036	196,000	252,099
6.50%, 9/15/2037	250,000	334,803
8.48%, 9/15/2028	172,000	249,342
Black Hills Corp. 4.20%, 9/15/2046	50,000	49,286
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	50,000	56,314
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	35,000	37,717
CMS Energy Corp. 4.70%, 3/31/2043	16,000	17,337
Commonwealth Edison Co.:
3.70%, 3/1/2045	30,000	29,544
3.80%, 10/1/2042	64,000	63,684
4.60%, 8/15/2043	47,000	52,810
4.70%, 1/15/2044	64,000	73,270
5.90%, 3/15/2036	491,000	623,624
6.45%, 1/15/2038	100,000	135,023
Series 123, 3.75%, 8/15/2047	150,000	150,478
Connecticut Light & Power Co. 4.30%, 4/15/2044	109,000	119,425
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	100,000	101,075
3.95%, 3/1/2043	60,000	61,492
4.45%, 3/15/2044	152,000	168,395
4.50%, 12/1/2045	43,000	47,881
5.70%, 6/15/2040	30,000	38,222
Series 05-A, 5.30%, 3/1/2035	275,000	325,011
Series 06-A, 5.85%, 3/15/2036	50,000	63,077
Series 06-B, 6.20%, 6/15/2036	64,000	83,677
Series 08-B, 6.75%, 4/1/2038	47,000	66,044
Series 09-C, 5.50%, 12/1/2039	112,000	139,400
Series 12-A, 4.20%, 3/15/2042	47,000	49,840
Series 2017, 3.88%, 6/15/2047 (b)	150,000	153,727
Series C, 4.30%, 12/1/2056	100,000	106,292
Consumers Energy Co.:
3.25%, 8/15/2046	150,000	137,806
3.95%, 7/15/2047	50,000	51,953
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	52,326

Dominion Energy, Inc.:
4.70%, 12/1/2044	64,000	69,579
Series B, 5.95%, 6/15/2035	94,000	115,614
Series C, 4.05%, 9/15/2042	30,000	29,571
Series C, 4.90%, 8/1/2041	43,000	47,479
Series E, 6.30%, 3/15/2033	50,000	62,862
Series F, 5.25%, 8/1/2033	117,000	133,711
DTE Electric Co.:
3.70%, 3/15/2045	89,000	88,494
3.70%, 6/1/2046	100,000	99,044
3.75%, 8/15/2047	100,000	101,207
4.30%, 7/1/2044	47,000	51,123
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	43,149
3.88%, 3/15/2046	50,000	51,369
4.00%, 9/30/2042	112,000	116,676
4.25%, 12/15/2041	86,000	93,115
6.00%, 1/15/2038	143,000	186,306
6.05%, 4/15/2038	94,000	123,489
6.45%, 10/15/2032	64,000	84,492
Series A, 6.00%, 12/1/2028	99,000	122,616
Duke Energy Corp.:
3.75%, 9/1/2046	254,000	244,493
3.95%, 8/15/2047	100,000	99,008
4.80%, 12/15/2045	195,000	217,813
Duke Energy Florida LLC:
3.40%, 10/1/2046	16,000	15,098
6.35%, 9/15/2037	64,000	86,481
6.40%, 6/15/2038	96,000	131,829
Duke Energy Indiana LLC:
3.75%, 5/15/2046	100,000	100,039
6.12%, 10/15/2035	200,000	257,740
6.35%, 8/15/2038	74,000	100,149
6.45%, 4/1/2039	112,000	153,716
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,782
Duke Energy Progress LLC:
3.60%, 9/15/2047	100,000	97,870
4.10%, 3/15/2043	64,000	66,952
4.15%, 12/1/2044	245,000	260,403
4.20%, 8/15/2045	244,000	262,512
4.38%, 3/30/2044	51,000	55,608
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	52,636
6.00%, 5/15/2035	21,000	24,590
Emera US Finance L.P. 4.75%, 6/15/2046	270,000	290,358
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	48,242
3.12%, 9/1/2027	50,000	50,242
3.25%, 4/1/2028	90,000	90,620
4.95%, 1/15/2045	85,000	87,680
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	48,176
Exelon Corp.:
4.45%, 4/15/2046	45,000	47,101
5.10%, 6/15/2045	90,000	102,091
5.63%, 6/15/2035	124,000	149,362
Series WI, 4.95%, 6/15/2035	17,000	18,877

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Exelon Generation Co. LLC:
5.60%, 6/15/2042	$29,000	$29,725
6.25%, 10/1/2039	164,000	180,393
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	105,000	110,197
Series C, 7.38%, 11/15/2031	200,000	265,544
Florida Power & Light Co.:
4.05%, 10/1/2044	214,000	229,348
4.13%, 2/1/2042	94,000	100,968
5.25%, 2/1/2041	124,000	152,584
5.69%, 3/1/2040	273,000	351,763
5.95%, 2/1/2038	77,000	101,117
Georgia Power Co.:
4.30%, 3/15/2042	120,000	125,316
4.30%, 3/15/2043	124,000	129,482
5.40%, 6/1/2040	30,000	35,435
5.95%, 2/1/2039	86,000	106,816
Series 10-C, 4.75%, 9/1/2040	112,000	122,597
Iberdrola International B.V. 6.75%, 7/15/2036	64,000	83,570
Indiana Michigan Power Co.:
6.05%, 3/15/2037	80,000	100,743
Series K, 4.55%, 3/15/2046	80,000	89,206
Series L, 3.75%, 7/1/2047	100,000	98,079
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	48,365
6.25%, 7/15/2039	30,000	39,313
Jersey Central Power & Light Co. 6.15%, 6/1/2037	64,000	75,688
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	923	1,016
Kansas City Power & Light Co.:
4.20%, 6/15/2047	100,000	103,228
5.30%, 10/1/2041	70,000	80,865
Series B, 6.05%, 11/15/2035	30,000	37,364
Kentucky Utilities Co. 5.13%, 11/1/2040	152,000	182,230
MidAmerican Energy Co.:
3.95%, 8/1/2047	100,000	103,742
4.25%, 5/1/2046	164,000	176,239
4.80%, 9/15/2043	167,000	194,233
5.75%, 11/1/2035	64,000	79,700
6.75%, 12/30/2031	50,000	67,844
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	142,000	133,716
Nevada Power Co.:
5.38%, 9/15/2040	47,000	55,528
Series N, 6.65%, 4/1/2036	43,000	58,269
Series R, 6.75%, 7/1/2037	200,000	273,290
NiSource Finance Corp.:
4.80%, 2/15/2044	80,000	87,754
5.65%, 2/1/2045	144,000	174,941
5.95%, 6/15/2041	124,000	154,075
Northern States Power Co.:
3.60%, 9/15/2047	100,000	99,380
4.00%, 8/15/2045	30,000	31,320
4.13%, 5/15/2044	43,000	45,742
5.35%, 11/1/2039	30,000	37,241
6.25%, 6/1/2036	39,000	51,620
NorthWestern Corp. 4.18%, 11/15/2044	64,000	67,345

NSTAR Electric Co. 5.50%, 3/15/2040	64,000	79,708
Oglethorpe Power Corp.:
5.25%, 9/1/2050	100,000	112,338
5.38%, 11/1/2040	39,000	45,226
5.95%, 11/1/2039	30,000	36,599
Ohio Edison Co. 6.88%, 7/15/2036	80,000	107,360
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	50,305
4.15%, 4/1/2047	50,000	52,786
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	29,826
3.80%, 9/30/2047 (c)	150,000	151,105
5.25%, 9/30/2040	30,000	36,212
5.30%, 6/1/2042	94,000	114,704
7.25%, 1/15/2033	64,000	89,240
7.50%, 9/1/2038	77,000	113,519
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	17,955
4.00%, 12/1/2046 (b)	200,000	208,366
4.25%, 3/15/2046	50,000	54,016
4.30%, 3/15/2045	43,000	46,917
4.45%, 4/15/2042	99,000	109,077
4.60%, 6/15/2043	60,000	67,295
4.75%, 2/15/2044	86,000	99,253
5.13%, 11/15/2043	74,000	88,302
5.40%, 1/15/2040	124,000	152,524
5.80%, 3/1/2037	3,000	3,832
6.05%, 3/1/2034	274,000	357,217
6.25%, 3/1/2039	214,000	287,164
6.35%, 2/15/2038	224,000	302,443
PacifiCorp:
6.00%, 1/15/2039	124,000	163,082
6.10%, 8/1/2036	30,000	38,957
6.25%, 10/15/2037	159,000	212,903
PECO Energy Co.:
3.70%, 9/15/2047	50,000	50,261
4.15%, 10/1/2044	30,000	31,724
5.95%, 10/1/2036	64,000	82,719
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	98,698
7.90%, 12/15/2038	64,000	96,667
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	100,000	99,365
4.70%, 6/1/2043	56,000	60,707
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	150,000	155,202
6.25%, 5/15/2039	30,000	40,180
Progress Energy, Inc.:
7.00%, 10/30/2031	145,000	194,832
7.75%, 3/1/2031	56,000	79,442
Public Service Co. of Colorado:
3.60%, 9/15/2042	124,000	121,555
3.80%, 6/15/2047	50,000	50,629
4.30%, 3/15/2044	64,000	69,407
Series 17, 6.25%, 9/1/2037	64,000	84,966
Public Service Electric & Gas Co.:
5.80%, 5/1/2037	64,000	82,014
Series MTN, 3.80%, 3/1/2046	150,000	151,830
Series MTN, 3.95%, 5/1/2042	90,000	94,080

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 4.15%, 11/1/2045	$94,000	$98,780
Series MTN, 5.50%, 3/1/2040	43,000	53,502
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	69,089
5.64%, 4/15/2041	55,000	69,176
5.76%, 10/1/2039	64,000	80,043
5.80%, 3/15/2040	34,000	43,586
6.27%, 3/15/2037	30,000	39,271
7.02%, 12/1/2027	64,000	83,143
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	73,000	82,145
6.00%, 6/1/2039	50,000	65,470
Series RRR, 3.75%, 6/1/2047	150,000	153,040
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	100,000	101,136
4.50%, 6/1/2064	249,000	258,803
4.60%, 6/15/2043	167,000	180,444
5.45%, 2/1/2041	130,000	152,920
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	799	810
Southern California Edison Co.:
4.00%, 4/1/2047	195,000	204,951
4.50%, 9/1/2040	142,000	157,985
4.65%, 10/1/2043	99,000	113,539
6.00%, 1/15/2034	64,000	81,715
6.65%, 4/1/2029	124,000	159,845
Series 04-G, 5.75%, 4/1/2035	130,000	162,358
Series 05-B, 5.55%, 1/15/2036	30,000	36,574
Series 05-E, 5.35%, 7/15/2035	186,000	224,790
Series 06-E, 5.55%, 1/15/2037	30,000	37,179
Series 13-A, 3.90%, 3/15/2043	30,000	30,753
Series C, 3.60%, 2/1/2045	114,000	112,703
Southern Co.:
4.25%, 7/1/2036	300,000	309,915
4.40%, 7/1/2046	130,000	134,661
Southern Power Co.:
5.15%, 9/15/2041	110,000	119,727
5.25%, 7/15/2043	150,000	164,991
Southwestern Electric Power Co.:
6.20%, 3/15/2040	100,000	130,201
Series J, 3.90%, 4/1/2045	64,000	63,941
Southwestern Public Service Co.:
3.70%, 8/15/2047	75,000	74,371
4.50%, 8/15/2041	31,000	34,180
Tampa Electric Co.:
4.10%, 6/15/2042	80,000	80,766
4.35%, 5/15/2044	80,000	84,282
Toledo Edison Co. 6.15%, 5/15/2037	57,000	70,828
TransAlta Corp. 6.50%, 3/15/2040	64,000	63,940
Union Electric Co.:
3.65%, 4/15/2045	60,000	59,512
5.30%, 8/1/2037	44,000	52,248
8.45%, 3/15/2039	64,000	102,258
Virginia Electric & Power Co.:
4.00%, 1/15/2043	89,000	92,155
4.45%, 2/15/2044	94,000	102,655
8.88%, 11/15/2038	164,000	276,158
Series A, 6.00%, 5/15/2037	55,000	71,193
Series B, 3.80%, 9/15/2047	250,000	250,775

Series B, 4.20%, 5/15/2045	43,000	45,537
Series B, 6.00%, 1/15/2036	50,000	64,154
Series C, 4.00%, 11/15/2046	110,000	112,961
Series D, 4.65%, 8/15/2043	74,000	82,928
Westar Energy, Inc.:
4.10%, 4/1/2043	55,000	57,469
4.13%, 3/1/2042	64,000	67,082
Wisconsin Electric Power Co. 3.65%, 12/15/2042	30,000	28,895
Wisconsin Power & Light Co. 6.38%, 8/15/2037	30,000	40,165
Wisconsin Public Service Corp. 4.75%, 11/1/2044	79,000	91,303
Xcel Energy, Inc. 6.50%, 7/1/2036	280,000	373,450

		25,704,587

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co. 6.13%, 4/15/2039	75,000	97,677

ELECTRONICS — 0.3%
Arrow Electronics, Inc. 3.88%, 1/12/2028	50,000	49,933
Corning, Inc.:
4.75%, 3/15/2042	140,000	150,056
5.75%, 8/15/2040	47,000	56,377
Fortive Corp. 4.30%, 6/15/2046	68,000	70,311
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	80,662
5.70%, 3/15/2037	64,000	81,450
Series 30, 5.38%, 3/1/2041	64,000	79,452
Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	56,539
6.88%, 3/11/2038	86,000	115,538

		740,318

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	59,000	63,225

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 6.20%, 3/1/2040	100,000	130,027
Waste Management, Inc.:
3.90%, 3/1/2035	96,000	99,652
4.10%, 3/1/2045	67,000	70,359
6.13%, 11/30/2039	43,000	55,637

		355,675

FOOD — 1.8%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	80,008
Campbell Soup Co. 3.80%, 8/2/2042	42,000	39,866
Conagra Brands, Inc.:
7.00%, 10/1/2028	180,000	225,936
8.25%, 9/15/2030	81,000	112,792
General Mills, Inc.:
4.15%, 2/15/2043	30,000	30,007
5.40%, 6/15/2040	94,000	109,068
Hershey Co. 3.38%, 8/15/2046	50,000	46,064
JM Smucker Co.:
4.25%, 3/15/2035	74,000	77,464
4.38%, 3/15/2045	47,000	49,167
Kellogg Co. 4.50%, 4/1/2046	20,000	20,846

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	$144,000	$165,385
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	585,000	575,166
5.00%, 7/15/2035	42,000	45,806
5.00%, 6/4/2042	492,000	525,746
5.20%, 7/15/2045	169,000	184,822
6.50%, 2/9/2040	154,000	192,255
6.88%, 1/26/2039	129,000	166,938
Kroger Co.:
3.88%, 10/15/2046	25,000	21,750
4.45%, 2/1/2047 (b)	135,000	128,103
5.00%, 4/15/2042	90,000	90,765
6.90%, 4/15/2038	130,000	161,416
7.50%, 4/1/2031	133,000	174,080
McCormick & Co., Inc. 4.20%, 8/15/2047	20,000	20,546
Sysco Corp.:
4.50%, 4/1/2046	150,000	158,223
4.85%, 10/1/2045	51,000	56,116
5.38%, 9/21/2035	81,000	95,415
Tyson Foods, Inc.:
4.88%, 8/15/2034	156,000	172,185
5.15%, 8/15/2044	180,000	206,532
Unilever Capital Corp. 5.90%, 11/15/2032	248,000	324,062

		4,256,529

FOREST PRODUCTS & PAPER — 0.5%
Georgia-Pacific LLC:
7.75%, 11/15/2029	64,000	89,347
8.88%, 5/15/2031	86,000	132,833
International Paper Co.:
4.35%, 8/15/2048	200,000	201,212
4.40%, 8/15/2047	125,000	126,328
4.80%, 6/15/2044	248,000	264,519
5.15%, 5/15/2046	25,000	27,929
7.30%, 11/15/2039	177,000	242,226

		1,084,394

GAS — 0.7%
Atmos Energy Corp.:
4.13%, 10/15/2044	123,000	129,791
4.15%, 1/15/2043	16,000	16,783
5.50%, 6/15/2041	30,000	36,943
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	85,000	85,484
5.85%, 1/15/2041	86,000	105,251
6.63%, 11/1/2037	64,000	84,113
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	43,000	45,246
4.80%, 11/1/2043	88,000	94,689
KeySpan Corp. 5.80%, 4/1/2035	107,000	129,216
NiSource Finance Corp.:
3.95%, 3/30/2048	100,000	98,768
4.38%, 5/15/2047	100,000	105,036
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	90,381
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	23,631
4.65%, 8/1/2043	17,000	18,526

Sempra Energy 6.00%, 10/15/2039	114,000	143,866
Southern California Gas Co. 3.75%, 9/15/2042	30,000	30,452
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	5,000	5,149
4.40%, 5/30/2047	50,000	51,918
5.88%, 3/15/2041	157,000	191,100
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	96,061
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	70,000	69,075

		1,651,479

HAND & MACHINE TOOLS — 0.0% (a)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	34,353

HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
4.75%, 11/30/2036	293,000	323,381
4.75%, 4/15/2043	62,000	67,793
4.90%, 11/30/2046	350,000	390,625
Baxter International, Inc. 3.50%, 8/15/2046	155,000	139,309
Becton Dickinson and Co.:
4.67%, 6/6/2047	150,000	157,064
4.69%, 12/15/2044	289,000	304,031
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	127,793
Covidien International Finance SA 6.55%, 10/15/2037	94,000	126,566
Danaher Corp. 4.38%, 9/15/2045	56,000	60,925
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	102,127
4.38%, 3/15/2035	179,000	197,256
4.50%, 3/15/2042	64,000	70,941
4.63%, 3/15/2045	732,000	833,580
5.55%, 3/15/2040	94,000	116,335
Stryker Corp.:
4.10%, 4/1/2043	190,000	190,306
4.63%, 3/15/2046	115,000	126,041
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	100,461
5.30%, 2/1/2044	80,000	93,991
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	50,000	49,731

		3,578,256

HEALTH CARE SERVICES — 2.8%
Aetna, Inc.:
3.88%, 8/15/2047	60,000	60,659
4.13%, 11/15/2042	64,000	66,211
4.50%, 5/15/2042	56,000	61,151
6.63%, 6/15/2036	111,000	150,177
6.75%, 12/15/2037	174,000	240,132
AHS Hospital Corp. 5.02%, 7/1/2045	100,000	118,459
Anthem, Inc.:
4.63%, 5/15/2042	99,000	107,327
4.65%, 1/15/2043	129,000	140,068
4.65%, 8/15/2044	254,000	276,852
5.85%, 1/15/2036	124,000	150,793

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.95%, 12/15/2034	$18,000	$21,983
6.38%, 6/15/2037	137,000	178,134
Ascension Health:
3.95%, 11/15/2046	85,000	86,884
4.85%, 11/15/2053	114,000	131,325
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	50,532
4.19%, 11/15/2045	99,000	104,030
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	68,249
Cigna Corp.:
3.05%, 10/15/2027	65,000	64,420
3.88%, 10/15/2047	300,000	299,991
Dignity Health 5.27%, 11/1/2064	109,000	113,745
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	75,000	76,696
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	50,000	54,153
Humana, Inc.:
4.63%, 12/1/2042	116,000	124,643
4.80%, 3/15/2047	40,000	44,551
4.95%, 10/1/2044	119,000	134,415
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	70,000	70,202
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	60,000	63,592
4.88%, 4/1/2042	130,000	152,179
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	152,000	157,667
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	66,105
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	236,000	248,088
New York and Presbyterian Hospital:
4.02%, 8/1/2045 (b)	124,000	127,682
4.06%, 8/1/2056	50,000	50,237
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	250,000	239,840
4.26%, 11/1/2047	100,000	101,030
NYU Hospitals Center:
4.37%, 7/1/2047 (b)	50,000	52,945
4.78%, 7/1/2044	99,000	110,196
Partners Healthcare System, Inc. Series 2015, 4.12%, 7/1/2055	33,000	33,645
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	150,000	144,198
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	98,849
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	49,610
Texas Health Resources 4.33%, 11/15/2055	56,000	59,380
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	43,000	44,141
4.20%, 1/15/2047	80,000	85,102
4.25%, 3/15/2043	90,000	96,462
4.25%, 4/15/2047	156,000	167,794
4.38%, 3/15/2042	24,000	25,911
4.63%, 7/15/2035	150,000	171,300
4.63%, 11/15/2041	64,000	71,636

4.75%, 7/15/2045	204,000	235,479
5.70%, 10/15/2040	64,000	80,957
5.80%, 3/15/2036	121,000	153,600
5.95%, 2/15/2041	77,000	100,396
6.50%, 6/15/2037	24,000	32,702
6.63%, 11/15/2037	64,000	88,893
6.88%, 2/15/2038	410,000	582,040

		6,687,438

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	35,000	36,490
5.15%, 3/1/2043	30,000	33,397

		69,887

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	30,000	29,622
Series MTN, 4.00%, 8/15/2045	164,000	170,043
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	95,000	100,100
4.38%, 6/15/2045	64,000	69,090
6.00%, 5/15/2037	30,000	38,167
Procter & Gamble Co. 5.55%, 3/5/2037	102,000	134,735

		541,757

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	50,000	49,628
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	22,646
3.90%, 5/4/2047	100,000	102,091
6.63%, 8/1/2037	114,000	159,721

		334,086

HOUSEWARES — 0.2%
Newell Brands, Inc.:
5.38%, 4/1/2036	92,000	107,199
5.50%, 4/1/2046	316,000	375,241

		482,440

INSURANCE — 3.9%
Aflac, Inc. 4.00%, 10/15/2046	50,000	49,858
Alleghany Corp. 4.90%, 9/15/2044	102,000	107,443
Allstate Corp.:
4.20%, 12/15/2046	100,000	106,357
4.50%, 6/15/2043	79,000	87,141
5.35%, 6/1/2033	130,000	150,393
5.55%, 5/9/2035	137,000	167,128
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	102,866
American International Group, Inc.:
3.88%, 1/15/2035	374,000	366,135
4.38%, 1/15/2055	189,000	184,402
4.50%, 7/16/2044	289,000	301,647
4.80%, 7/10/2045	114,000	124,388
6.25%, 5/1/2036	129,000	163,873
Aon Corp. 8.21%, 1/1/2027	86,000	112,337
Aon PLC:
4.45%, 5/24/2043	64,000	64,924
4.75%, 5/15/2045	234,000	255,895

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Arch Capital Finance LLC 5.03%, 12/15/2046	$100,000	$111,857
Arch Capital Group US, Inc. 5.14%, 11/1/2043	124,000	139,031
Assurant, Inc. 6.75%, 2/15/2034	30,000	36,687
AXA SA 8.60%, 12/15/2030	73,000	104,829
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	102,530
4.40%, 5/15/2042	86,000	94,371
5.75%, 1/15/2040	80,000	103,098
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	127,000	141,426
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (c)	300,000	293,991
Chubb Corp.:
6.00%, 5/11/2037	134,000	174,807
Series 1, 6.50%, 5/15/2038	100,000	138,541
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	44,000	46,742
4.35%, 11/3/2045	205,000	226,103
6.70%, 5/15/2036	30,000	41,508
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	82,528
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	37,099
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	67,287
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	89,105
5.95%, 10/15/2036	86,000	107,311
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	115,800
7.00%, 6/15/2040	64,000	85,554
Loews Corp.:
4.13%, 5/15/2043	86,000	85,371
6.00%, 2/1/2035	15,000	18,358
Manulife Financial Corp. 5.38%, 3/4/2046 (b)	90,000	109,159
Markel Corp. 5.00%, 4/5/2046	50,000	53,888
Marsh & McLennan Cos., Inc.:
4.35%, 1/30/2047	45,000	48,195
5.88%, 8/1/2033	73,000	90,636
MetLife, Inc.:
4.05%, 3/1/2045	110,000	111,826
4.13%, 8/13/2042	152,000	155,423
4.60%, 5/13/2046	174,000	191,186
4.72%, 12/15/2044	107,000	119,159
4.88%, 11/13/2043	151,000	170,707
5.70%, 6/15/2035	59,000	73,138
5.88%, 2/6/2041	122,000	155,352
6.38%, 6/15/2034	50,000	65,304
6.40%, 12/15/2066	195,000	225,311
6.50%, 12/15/2032	93,000	120,683
10.75%, 8/1/2069	114,000	190,617
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	111,334
Principal Financial Group, Inc.:
4.30%, 11/15/2046	50,000	52,188
4.63%, 9/15/2042	30,000	32,849
6.05%, 10/15/2036	94,000	118,624

Progressive Corp.:
4.13%, 4/15/2047	200,000	210,616
4.35%, 4/25/2044	64,000	69,740
6.25%, 12/1/2032	112,000	144,310
Prudential Financial, Inc.:
5.10%, 8/15/2043	129,000	149,630
5.63%, 5/12/2041	77,000	94,487
6.63%, 12/1/2037	80,000	107,309
6.63%, 6/21/2040	30,000	40,569
Series B, 5.75%, 7/15/2033	52,000	62,887
Series C, 5.40%, 6/13/2035	61,000	71,577
Series MTN, 4.60%, 5/15/2044	203,000	223,830
Series MTN, 5.70%, 12/14/2036	77,000	94,638
Series MTN, 5.80%, 11/16/2041	50,000	62,883
Travelers Cos., Inc 4.00%, 5/30/2047	160,000	165,539
Travelers Cos., Inc.:
3.75%, 5/15/2046	125,000	123,264
4.30%, 8/25/2045	64,000	69,192
4.60%, 8/1/2043	122,000	135,669
5.35%, 11/1/2040	20,000	24,762
6.25%, 6/15/2037	136,000	181,140
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	38,513
Unum Group 5.75%, 8/15/2042	30,000	35,622
Voya Financial, Inc. 5.70%, 7/15/2043	89,000	104,132
WR Berkley Corp. 4.75%, 8/1/2044	94,000	97,102
XLIT, Ltd. 5.50%, 3/31/2045	141,000	148,298

		9,440,009

INTERNET — 0.9%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	86,000	94,687
Amazon.com, Inc.:
3.88%, 8/22/2037 (c)	615,000	625,978
4.05%, 8/22/2047 (c)	160,000	162,965
4.25%, 8/22/2057 (c)	240,000	246,211
4.80%, 12/5/2034	328,000	371,975
4.95%, 12/5/2044	249,000	287,949
eBay, Inc. 4.00%, 7/15/2042	74,000	67,162
Expedia, Inc. 3.80%, 2/15/2028 (c)	150,000	148,836
Priceline Group, Inc. 3.55%, 3/15/2028	150,000	150,127

		2,155,890

IRON/STEEL — 0.6%
Nucor Corp.:
5.20%, 8/1/2043	87,000	101,402
6.40%, 12/1/2037	64,000	83,372
Vale Overseas, Ltd.:
6.88%, 11/21/2036	484,000	555,898
6.88%, 11/10/2039 (b)	289,000	331,674
8.25%, 1/17/2034 (b)	94,000	118,409
Vale SA 5.63%, 9/11/2042	193,000	196,487

		1,387,242

IT SERVICES — 1.9%
Apple, Inc.:
3.45%, 2/9/2045	263,000	249,529
3.75%, 9/12/2047	185,000	184,260
3.85%, 5/4/2043	432,000	436,424
3.85%, 8/4/2046	247,000	249,329

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 2/9/2047	$220,000	$236,542
4.38%, 5/13/2045	217,000	236,437
4.45%, 5/6/2044	103,000	113,628
4.50%, 2/23/2036	195,000	219,147
4.65%, 2/23/2046	505,000	572,039
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (c)	175,000	218,696
8.35%, 7/15/2046 (c)	311,000	398,581
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	141,000	151,447
6.35%, 10/15/2045	130,000	137,751
HP, Inc. 6.00%, 9/15/2041	238,000	254,389
International Business Machines Corp.:
4.00%, 6/20/2042	136,000	136,528
4.70%, 2/19/2046 (b)	70,000	78,403
5.60%, 11/30/2039	98,000	121,790
5.88%, 11/29/2032	189,000	238,414
6.22%, 8/1/2027	30,000	37,495
6.50%, 1/15/2028	30,000	38,421
Seagate HDD Cayman 5.75%, 12/1/2034 (b)	264,000	246,879

		4,556,129

LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	64,000	67,326
Royal Caribbean Cruises, Ltd. 7.50%, 10/15/2027	10,000	13,097

		80,423

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	227,000	230,800
4.30%, 5/15/2044 (b)	89,000	97,240
4.75%, 5/15/2064	17,000	19,049
5.20%, 5/27/2041	134,000	162,553
5.30%, 9/15/2035	90,000	106,790
6.05%, 8/15/2036	64,000	83,157

		699,589

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	59,000	67,637
Deere & Co.:
3.90%, 6/9/2042	135,000	139,792
5.38%, 10/16/2029	30,000	36,402
7.13%, 3/3/2031	64,000	88,863
Xylem, Inc. 4.38%, 11/1/2046	150,000	156,501

		489,195

MEDIA — 6.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	165,000	174,740
4.95%, 10/15/2045	134,000	146,357
5.40%, 10/1/2043	69,000	79,676
6.15%, 3/1/2037	105,000	130,528
6.15%, 2/15/2041	279,000	350,170
6.20%, 12/15/2034	120,000	148,670
6.40%, 12/15/2035	137,000	173,382
6.55%, 3/15/2033	94,000	118,589
6.65%, 11/15/2037	25,000	32,927
6.90%, 8/15/2039	64,000	85,723

7.75%, 12/1/2045	187,000	280,554
7.85%, 3/1/2039	12,000	17,399
8.15%, 10/17/2036	100,000	146,895
Series WI, 4.75%, 11/15/2046	50,000	53,499
CBS Corp.:
4.60%, 1/15/2045 (b)	179,000	181,535
4.85%, 7/1/2042	104,000	110,126
5.50%, 5/15/2033	136,000	150,272
5.90%, 10/15/2040	64,000	75,654
7.88%, 7/30/2030	102,000	139,661
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028 (c)	200,000	195,692
4.20%, 3/15/2028 (c)	100,000	101,364
5.38%, 5/1/2047 (c)	400,000	415,148
6.38%, 10/23/2035	163,000	190,003
6.48%, 10/23/2045	513,000	601,539
6.83%, 10/23/2055	52,000	63,007
Comcast Corp.:
3.15%, 2/15/2028	200,000	199,026
3.20%, 7/15/2036	110,000	103,878
3.40%, 7/15/2046	17,000	15,672
4.00%, 8/15/2047	200,000	203,292
4.20%, 8/15/2034	100,000	105,778
4.25%, 1/15/2033	243,000	261,004
4.40%, 8/15/2035	50,000	54,215
4.50%, 1/15/2043	139,000	149,647
4.60%, 8/15/2045	200,000	219,928
4.65%, 7/15/2042	144,000	158,956
4.75%, 3/1/2044	177,000	197,677
5.65%, 6/15/2035	323,000	393,336
6.40%, 5/15/2038	114,000	152,090
6.40%, 3/1/2040	94,000	125,901
6.45%, 3/15/2037	252,000	334,354
6.50%, 11/15/2035	244,000	323,888
6.55%, 7/1/2039	186,000	253,259
6.95%, 8/15/2037	257,000	358,384
7.05%, 3/15/2033	140,000	193,213
Discovery Communications LLC:
3.95%, 3/20/2028	145,000	144,695
4.88%, 4/1/2043	175,000	169,542
5.00%, 9/20/2037	125,000	127,636
5.20%, 9/20/2047	175,000	177,959
Grupo Televisa SAB:
5.00%, 5/13/2045	114,000	114,215
6.13%, 1/31/2046	150,000	173,841
6.63%, 1/15/2040 (b)	99,000	120,243
Historic TW, Inc. 6.63%, 5/15/2029	174,000	216,827
NBCUniversal Media LLC:
4.45%, 1/15/2043	194,000	205,027
5.95%, 4/1/2041	186,000	239,443
6.40%, 4/30/2040	193,000	258,410
Thomson Reuters Corp.:
5.65%, 11/23/2043	89,000	104,390
5.85%, 4/15/2040	144,000	167,689
Time Warner Cable LLC:
4.50%, 9/15/2042	174,000	164,656
5.50%, 9/1/2041	114,000	119,561

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.88%, 11/15/2040	$185,000	$202,934
6.55%, 5/1/2037	224,000	263,028
6.75%, 6/15/2039	289,000	345,208
7.30%, 7/1/2038	154,000	193,616
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	155,598
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	204,000	276,714
Time Warner, Inc.:
4.85%, 7/15/2045	92,000	93,540
4.90%, 6/15/2042	112,000	113,299
5.35%, 12/15/2043	66,000	71,118
6.10%, 7/15/2040	99,000	115,565
6.25%, 3/29/2041	164,000	195,752
6.50%, 11/15/2036	180,000	217,352
7.63%, 4/15/2031	190,000	259,169
7.70%, 5/1/2032	81,000	112,625
Viacom, Inc.:
4.38%, 3/15/2043	175,000	150,663
4.85%, 12/15/2034	126,000	118,686
5.25%, 4/1/2044	64,000	61,340
5.85%, 9/1/2043	210,000	215,582
6.88%, 4/30/2036	171,000	189,665
Walt Disney Co.:
4.38%, 8/16/2041	30,000	32,215
Series B, 7.00%, 3/1/2032	86,000	120,834
Series E, 4.13%, 12/1/2041	95,000	99,581
Series GMTN, 4.13%, 6/1/2044 (b)	172,000	180,127
Series MTN, 3.00%, 7/30/2046	50,000	43,443

		14,298,396

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	144,000	146,579
4.38%, 6/15/2045	114,000	125,025

		271,604

MINING — 1.5%
Barrick Gold Corp. 5.25%, 4/1/2042	136,000	155,028
Barrick North America Finance LLC:
5.70%, 5/30/2041	106,000	126,353
5.75%, 5/1/2043	64,000	77,809
7.50%, 9/15/2038	163,000	216,817
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	100,000	121,588
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	109,000	113,821
5.00%, 9/30/2043	451,000	531,517
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	71,775
Newmont Mining Corp.:
4.88%, 3/15/2042	104,000	111,306
5.88%, 4/1/2035	154,000	181,527
6.25%, 10/1/2039	56,000	69,815
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	144,000	174,858
6.13%, 12/15/2033	54,000	67,427
7.25%, 3/15/2031	64,000	83,188
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	43,000	44,810

Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	230,000	273,274
7.13%, 7/15/2028	154,000	204,397
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	163,693
5.88%, 4/23/2045	178,000	204,264
6.75%, 4/16/2040	225,000	277,540
7.50%, 7/27/2035	172,000	225,146

		3,495,953

MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
3.63%, 10/15/2047 (f)	100,000	99,916
5.70%, 3/15/2037	164,000	216,864
Series MTN, 3.13%, 9/19/2046	50,000	45,229
Series MTN, 3.88%, 6/15/2044	85,000	87,318
Dover Corp. 5.38%, 3/1/2041	32,000	38,945
Eaton Corp.:
3.92%, 9/15/2047	100,000	98,403
4.00%, 11/2/2032	74,000	76,744
4.15%, 11/2/2042	194,000	196,136
General Electric Co.:
4.13%, 10/9/2042	364,000	383,984
4.50%, 3/11/2044	433,000	484,678
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	86,000	88,417
4.88%, 9/15/2041	37,000	43,182
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	79,547
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	100,000	108,573
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (c)	40,000	41,115
4.45%, 11/21/2044	102,000	109,744
Series MTN, 4.20%, 11/21/2034	119,000	125,812
Textron, Inc. 3.38%, 3/1/2028	100,000	99,588
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	89,686

		2,513,881

OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 6.75%, 12/15/2039	120,000	127,640

OIL & GAS — 5.9%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	47,000	44,885
6.20%, 3/15/2040	222,000	257,980
6.45%, 9/15/2036	182,000	216,038
6.60%, 3/15/2046	365,000	449,746
Apache Corp.:
4.25%, 1/15/2044	172,000	162,108
4.75%, 4/15/2043	100,000	100,500
5.10%, 9/1/2040	149,000	156,337
5.25%, 2/1/2042	147,000	156,040
6.00%, 1/15/2037	223,000	259,650
BP Capital Markets PLC 3.72%, 11/28/2028	115,000	118,595
Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	108,677

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	$43,000	$48,581
6.25%, 3/15/2038	35,000	42,144
6.50%, 2/15/2037	139,000	166,967
6.75%, 2/1/2039	136,000	167,810
7.20%, 1/15/2032	30,000	37,050
Series GMTN, 4.95%, 6/1/2047	135,000	142,541
Cenovus Energy, Inc.:
4.45%, 9/15/2042	135,000	118,294
5.25%, 6/15/2037 (c)	160,000	158,334
5.40%, 6/15/2047 (c)	125,000	124,376
6.75%, 11/15/2039	210,000	241,794
Concho Resources, Inc.:
3.75%, 10/1/2027	75,000	75,487
4.88%, 10/1/2047	50,000	52,278
Conoco Funding Co. 7.25%, 10/15/2031	198,000	266,472
ConocoPhillips:
5.90%, 10/15/2032	77,000	93,730
6.50%, 2/1/2039	404,000	540,908
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	35,000	43,692
ConocoPhillips Co.:
4.15%, 11/15/2034 (b)	50,000	51,730
4.30%, 11/15/2044	124,000	129,442
5.95%, 3/15/2046	50,000	64,812
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	186,617
Devon Energy Corp.:
4.75%, 5/15/2042	259,000	262,074
5.00%, 6/15/2045	64,000	67,427
5.60%, 7/15/2041	250,000	272,932
7.95%, 4/15/2032	42,000	55,721
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	192,508
Encana Corp.:
6.50%, 8/15/2034	345,000	402,015
6.50%, 2/1/2038	100,000	118,370
Eni USA, Inc. 7.30%, 11/15/2027	30,000	37,838
EOG Resources, Inc. 3.90%, 4/1/2035	176,000	175,622
Exxon Mobil Corp.:
3.57%, 3/6/2045	101,000	99,211
4.11%, 3/1/2046	351,000	378,831
Hess Corp.:
5.60%, 2/15/2041	154,000	153,720
5.80%, 4/1/2047	100,000	102,723
6.00%, 1/15/2040	181,000	188,188
7.13%, 3/15/2033	50,000	58,052
7.30%, 8/15/2031	73,000	85,627
7.88%, 10/1/2029	86,000	104,388
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	37,113
Kerr-McGee Corp. 7.88%, 9/15/2031	86,000	110,558
Marathon Oil Corp.:
5.20%, 6/1/2045	94,000	94,760
6.80%, 3/15/2032	149,000	170,501
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	63,398
5.00%, 9/15/2054	94,000	90,980
6.50%, 3/1/2041	203,000	243,346

Noble Energy, Inc.:
3.85%, 1/15/2028	100,000	100,181
4.95%, 8/15/2047	100,000	101,647
5.05%, 11/15/2044	94,000	96,974
5.25%, 11/15/2043	172,000	180,779
6.00%, 3/1/2041	172,000	195,401
Occidental Petroleum Corp.:
4.10%, 2/15/2047	100,000	102,420
4.40%, 4/15/2046	250,000	264,617
4.63%, 6/15/2045	51,000	55,749
Petro-Canada:
5.35%, 7/15/2033	64,000	72,692
5.95%, 5/15/2035	64,000	77,019
6.80%, 5/15/2038	239,000	319,089
Phillips 66:
4.65%, 11/15/2034	140,000	149,048
4.88%, 11/15/2044	162,000	176,290
5.88%, 5/1/2042	220,000	270,138
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	102,138
3.75%, 9/12/2046	300,000	290,988
4.00%, 5/10/2046	295,000	298,974
4.13%, 5/11/2035	301,000	318,220
4.38%, 5/11/2045	383,000	410,262
4.55%, 8/12/2043	189,000	205,562
5.50%, 3/25/2040	124,000	152,076
6.38%, 12/15/2038	314,000	424,829
Suncor Energy, Inc.:
6.50%, 6/15/2038	186,000	241,434
6.85%, 6/1/2039	64,000	85,912
Tosco Corp.:
7.80%, 1/1/2027	186,000	243,435
8.13%, 2/15/2030	64,000	89,393
Valero Energy Corp.:
6.63%, 6/15/2037	199,000	248,247
7.50%, 4/15/2032	107,000	140,522
10.50%, 3/15/2039	64,000	105,447
XTO Energy, Inc. 6.75%, 8/1/2037	125,000	174,502

		14,043,503

OIL & GAS SERVICES — 0.6%
Baker Hughes a GE Co. LLC:
5.13%, 9/15/2040	234,000	270,401
6.88%, 1/15/2029	27,000	34,744
Halliburton Co.:
4.50%, 11/15/2041	69,000	69,914
4.75%, 8/1/2043	74,000	78,043
4.85%, 11/15/2035	379,000	410,859
5.00%, 11/15/2045	39,000	42,736
6.70%, 9/15/2038	124,000	160,634
7.45%, 9/15/2039	100,000	140,208
National Oilwell Varco, Inc. 3.95%, 12/1/2042	334,000	280,714

		1,488,253

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	90,469
WestRock MWV LLC 7.95%, 2/15/2031	64,000	89,353

		179,822

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

PHARMACEUTICALS — 5.4%
Abbott Laboratories:
5.30%, 5/27/2040	$307,000	$350,259
6.00%, 4/1/2039	105,000	128,975
AbbVie, Inc.:
4.30%, 5/14/2036	111,000	116,700
4.40%, 11/6/2042	432,000	451,004
4.45%, 5/14/2046	207,000	218,756
4.50%, 5/14/2035	369,000	397,276
4.70%, 5/14/2045	432,000	471,286
Actavis, Inc. 4.63%, 10/1/2042	190,000	200,834
Allergan Funding SCS:
4.55%, 3/15/2035	352,000	375,866
4.75%, 3/15/2045	167,000	181,208
4.85%, 6/15/2044	201,000	219,329
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	64,285
AstraZeneca PLC: 4.00%, 9/18/2042	126,000	126,595
4.38%, 11/16/2045	238,000	251,423
6.45%, 9/15/2037	348,000	465,273
Baxalta, Inc. 5.25%, 6/23/2045	47,000	54,497
Bristol-Myers Squibb Co. 3.25%, 8/1/2042	144,000	132,219
Cardinal Health, Inc.:
4.37%, 6/15/2047	100,000	102,963
4.50%, 11/15/2044	88,000	91,459
4.60%, 3/15/2043	39,000	40,744
Eli Lilly & Co.:
3.70%, 3/1/2045	114,000	114,480
3.95%, 5/15/2047	71,000	74,421
5.55%, 3/15/2037	186,000	232,212
Express Scripts Holding Co.:
4.80%, 7/15/2046 (b)	265,000	280,365
6.13%, 11/15/2041	77,000	93,414
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	130,000	139,547
6.38%, 5/15/2038	494,000	677,817
Johnson & Johnson:
3.55%, 3/1/2036	255,000	261,801
3.63%, 3/3/2037	145,000	151,203
3.70%, 3/1/2046	245,000	253,190
3.75%, 3/3/2047	200,000	209,030
4.38%, 12/5/2033	84,000	95,253
4.50%, 9/1/2040	104,000	118,806
4.50%, 12/5/2043	30,000	34,684
4.85%, 5/15/2041	27,000	32,396
4.95%, 5/15/2033	64,000	76,785
5.85%, 7/15/2038	77,000	102,674
5.95%, 8/15/2037	112,000	150,305
6.95%, 9/1/2029	86,000	118,615
McKesson Corp.:
4.88%, 3/15/2044	188,000	208,291
6.00%, 3/1/2041	30,000	37,210
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	42,997
Merck & Co., Inc.:
3.70%, 2/10/2045	204,000	206,089
4.15%, 5/18/2043	100,000	108,577
6.50%, 12/1/2033	86,000	115,326
6.55%, 9/15/2037	43,000	59,413

Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	63,270
5.85%, 6/30/2039	114,000	149,470
5.95%, 12/1/2028	210,000	261,990
6.40%, 3/1/2028	150,000	194,629
Mylan NV 5.25%, 6/15/2046 (b)	135,000	146,892
Mylan, Inc. 5.40%, 11/29/2043	105,000	113,902
Novartis Capital Corp.:
3.70%, 9/21/2042	114,000	115,282
4.00%, 11/20/2045	159,000	169,380
4.40%, 5/6/2044	324,000	364,506
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	130,312
Pfizer, Inc.:
4.00%, 12/15/2036	250,000	268,545
4.13%, 12/15/2046	220,000	235,792
4.30%, 6/15/2043	124,000	135,175
4.40%, 5/15/2044	70,000	77,684
7.20%, 3/15/2039	242,000	356,669
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (b)	144,000	156,087
Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/1/2046 (b)	250,000	213,030
Wyeth LLC:
5.95%, 4/1/2037	481,000	630,577
6.00%, 2/15/2036	124,000	160,972
6.50%, 2/1/2034	107,000	143,211
Zoetis, Inc.:
3.95%, 9/12/2047	100,000	99,592
4.70%, 2/1/2043	208,000	231,358

		12,854,177

PIPELINES — 4.4%
Buckeye Partners L.P.:
5.60%, 10/15/2044	50,000	51,783
5.85%, 11/15/2043	64,000	68,769
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	86,000	103,373
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	82,549
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	49,762
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	99,038
Series B, 7.50%, 4/15/2038	64,000	80,605
Enbridge, Inc.:
4.50%, 6/10/2044	64,000	64,317
5.50%, 12/1/2046 (b)	150,000	173,580
Energy Transfer L.P.:
4.90%, 3/15/2035	93,000	90,704
5.15%, 2/1/2043	150,000	146,763
5.15%, 3/15/2045	124,000	120,521
5.30%, 4/15/2047	165,000	165,254
5.95%, 10/1/2043	64,000	68,127
6.05%, 6/1/2041	146,000	158,074
6.13%, 12/15/2045	64,000	70,246
6.50%, 2/1/2042	139,000	157,577
6.63%, 10/15/2036	30,000	34,301
7.50%, 7/1/2038	64,000	78,876

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	$100,000	$96,548
5.45%, 6/1/2047	150,000	154,315
Enterprise Products Operating LLC:
4.45%, 2/15/2043	124,000	125,993
4.85%, 8/15/2042	154,000	165,131
4.85%, 3/15/2044	224,000	238,477
4.90%, 5/15/2046	50,000	54,589
4.95%, 10/15/2054	157,000	166,593
5.10%, 2/15/2045	125,000	139,294
5.70%, 2/15/2042	50,000	59,213
5.95%, 2/1/2041	135,000	161,503
6.13%, 10/15/2039	179,000	218,790
6.45%, 9/1/2040	100,000	125,978
7.55%, 4/15/2038	73,000	100,728
Series D, 6.88%, 3/1/2033	45,000	57,307
Series H, 6.65%, 10/15/2034	64,000	81,124
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	118,243
5.00%, 8/15/2042	49,000	48,525
5.00%, 3/1/2043	30,000	29,942
5.40%, 9/1/2044	114,000	117,532
5.50%, 3/1/2044	126,000	132,121
5.63%, 9/1/2041	64,000	66,753
5.80%, 3/15/2035	64,000	69,533
6.38%, 3/1/2041	64,000	73,763
6.50%, 2/1/2037	64,000	72,750
6.50%, 9/1/2039	50,000	57,375
6.55%, 9/15/2040	30,000	34,304
6.95%, 1/15/2038	102,000	123,739
7.30%, 8/15/2033	164,000	199,654
7.40%, 3/15/2031	107,000	130,918
7.50%, 11/15/2040	64,000	80,381
Kinder Morgan, Inc.:
5.05%, 2/15/2046	185,000	190,017
5.30%, 12/1/2034	200,000	208,512
5.55%, 6/1/2045	245,000	263,992
Series GMTN, 7.75%, 1/15/2032	113,000	145,085
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	60,617
4.20%, 10/3/2047 (f)	100,000	98,890
4.25%, 9/15/2046	70,000	69,558
MPLX L.P. 5.20%, 3/1/2047	100,000	104,837
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	73,051
6.20%, 9/15/2043	112,000	129,799
6.65%, 10/1/2036	86,000	103,828
ONEOK, Inc. 4.95%, 7/13/2047	100,000	100,409
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	39,000	37,723
4.90%, 10/1/2046	50,000	50,067
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	69,000	62,390
4.90%, 2/15/2045	130,000	120,947
5.15%, 6/1/2042	64,000	60,659
6.65%, 1/15/2037	142,000	157,092
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	85,000	85,545
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	110,000	111,351
5.95%, 9/25/2043	144,000	170,106

Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	105,000	104,774
4.95%, 1/15/2043	50,000	47,169
5.30%, 4/1/2044	94,000	92,761
5.35%, 5/15/2045	100,000	98,999
5.40%, 10/1/2047	105,000	107,123
6.10%, 2/15/2042	64,000	68,442
6.85%, 2/15/2040	94,000	105,707
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	100,000	127,393
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	81,759
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	102,000	111,378
5.00%, 10/16/2043	144,000	165,460
5.60%, 3/31/2034	100,000	118,694
6.10%, 6/1/2040	124,000	159,925
7.25%, 8/15/2038	74,000	104,315
7.63%, 1/15/2039	413,000	605,553
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	15,024
5.40%, 8/15/2041	30,000	34,194
Western Gas Partners L.P. 5.45%, 4/1/2044	80,000	84,383
Williams Partners L.P.:
4.90%, 1/15/2045	186,000	188,463
5.10%, 9/15/2045	214,000	224,935
5.40%, 3/4/2044	149,000	161,033
5.80%, 11/15/2043	30,000	33,962
6.30%, 4/15/2040	126,000	150,607

		10,561,863

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	100,000	101,569
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	50,000	48,712
Series MTN, 4.15%, 7/1/2047	50,000	50,654
Crown Castle International Corp.
4.75%, 5/15/2047	25,000	25,445
ERP Operating L.P.:
4.00%, 8/1/2047	50,000	49,750
4.50%, 7/1/2044	174,000	186,133
4.50%, 6/1/2045	50,000	53,134
Federal Realty Investment Trust 4.50%, 12/1/2044	114,000	119,368
HCP, Inc. 6.75%, 2/1/2041	30,000	38,914
Hudson Pacific Properties L.P. 3.95%, 11/1/2027 (f)	25,000	24,917
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	88,347
Kimco Realty Corp.:
4.13%, 12/1/2046	50,000	46,847
4.25%, 4/1/2045	85,000	81,483
4.45%, 9/1/2047	100,000	99,223
National Retail Properties, Inc. 3.50%, 10/15/2027	50,000	49,037
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028 (b)	25,000	25,227
Realty Income Corp. 4.65%, 3/15/2047	50,000	52,315
Regency Centers L.P. 4.40%, 2/1/2047	65,000	65,031
Simon Property Group L.P.:
4.25%, 10/1/2044 (b)	51,000	51,769

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 11/30/2046	$150,000	$152,820
6.75%, 2/1/2040	158,000	212,862
Ventas Realty L.P. 5.70%, 9/30/2043	64,000	75,490
Welltower, Inc. 6.50%, 3/15/2041	29,000	36,642
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	23,724
7.38%, 3/15/2032	234,000	324,003

		2,083,416

RETAIL — 4.1%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	175,000	154,915
CVS Health Corp.:
4.88%, 7/20/2035	74,000	82,328
5.13%, 7/20/2045	486,000	558,501
5.30%, 12/5/2043	212,000	246,959
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	38,825
Home Depot, Inc.:
3.50%, 9/15/2056	105,000	96,677
3.90%, 6/15/2047	100,000	102,318
4.20%, 4/1/2043	220,000	233,517
4.25%, 4/1/2046	294,000	316,582
4.40%, 3/15/2045	325,000	355,218
4.88%, 2/15/2044	264,000	307,256
5.40%, 9/15/2040	59,000	72,847
5.88%, 12/16/2036	320,000	414,365
5.95%, 4/1/2041	46,000	60,897
Kohl’s Corp. 5.55%, 7/17/2045	55,000	52,987
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	125,000	121,286
4.05%, 5/3/2047	285,000	292,248
4.25%, 9/15/2044	43,000	45,033
4.38%, 9/15/2045	200,000	213,876
4.65%, 4/15/2042	119,000	131,579
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	143,000	122,851
6.38%, 3/15/2037	103,000	105,840
6.70%, 7/15/2034	30,000	31,802
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	59,843
3.70%, 2/15/2042	218,000	206,487
4.60%, 5/26/2045	41,000	44,209
4.88%, 7/15/2040	50,000	55,241
5.70%, 2/1/2039	50,000	61,102
Series MTN, 4.45%, 3/1/2047	200,000	212,290
Series MTN, 4.88%, 12/9/2045	239,000	268,732
Series MTN, 6.30%, 10/15/2037	79,000	102,383
Series MTN, 6.30%, 3/1/2038	166,000	217,020
Nordstrom, Inc.:
5.00%, 1/15/2044	114,000	112,000
6.95%, 3/15/2028	27,000	30,093
QVC, Inc. 5.45%, 8/15/2034	112,000	110,092
Starbucks Corp. 4.30%, 6/15/2045	18,000	19,576
Target Corp.:
3.63%, 4/15/2046 (b)	23,000	21,657
4.00%, 7/1/2042 (b)	219,000	219,828
6.35%, 11/1/2032	110,000	141,809
6.50%, 10/15/2037	86,000	115,291
7.00%, 1/15/2038	143,000	201,836

Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	194,000	203,937
4.30%, 4/22/2044	112,000	123,846
4.75%, 10/2/2043	194,000	226,895
4.88%, 7/8/2040	112,000	132,054
5.00%, 10/25/2040	184,000	220,334
5.25%, 9/1/2035	356,000	436,235
5.63%, 4/1/2040	199,000	256,067
5.63%, 4/15/2041	190,000	246,432
6.20%, 4/15/2038	371,000	504,048
6.50%, 8/15/2037	351,000	488,855
7.55%, 2/15/2030	97,000	140,891
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	135,000	140,520
4.65%, 6/1/2046	20,000	20,999
4.80%, 11/18/2044	266,000	283,769

		9,783,078

SEMICONDUCTORS — 1.0%
Analog Devices, Inc. 5.30%, 12/15/2045	86,000	99,680
Applied Materials, Inc.:
4.35%, 4/1/2047	95,000	102,136
5.10%, 10/1/2035	121,000	142,664
5.85%, 6/15/2041	64,000	81,412
Intel Corp.:
4.00%, 12/15/2032	224,000	245,598
4.10%, 5/19/2046	280,000	295,599
4.10%, 5/11/2047	250,000	264,462
4.25%, 12/15/2042	124,000	134,152
4.80%, 10/1/2041	30,000	34,928
4.90%, 7/29/2045	234,000	278,327
QUALCOMM, Inc.:
4.30%, 5/20/2047	205,000	209,953
4.65%, 5/20/2035	131,000	143,491
4.80%, 5/20/2045	237,000	260,138

		2,292,540

SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	60,000	60,798
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	25,000	25,874
Microsoft Corp.:
3.45%, 8/8/2036	350,000	352,324
3.50%, 2/12/2035	112,000	114,119
3.50%, 11/15/2042	64,000	62,316
3.70%, 8/8/2046	650,000	655,876
3.75%, 5/1/2043	140,000	142,345
3.75%, 2/12/2045	375,000	379,399
3.95%, 8/8/2056	300,000	309,039
4.00%, 2/12/2055	344,000	356,436
4.10%, 2/6/2037	250,000	272,275
4.20%, 11/3/2035	94,000	104,292
4.45%, 11/3/2045	389,000	439,080
4.50%, 10/1/2040	151,000	170,334
4.50%, 2/6/2057	315,000	357,185
4.75%, 11/3/2055	107,000	126,232
4.88%, 12/15/2043	86,000	102,405
5.20%, 6/1/2039	347,000	428,767
5.30%, 2/8/2041	137,000	171,916
Series 30Y, 4.25%, 2/6/2047	500,000	552,470

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Oracle Corp.:
3.25%, 5/15/2030	$219,000	$221,518
3.85%, 7/15/2036	250,000	258,597
3.90%, 5/15/2035	279,000	291,865
4.00%, 7/15/2046	375,000	387,761
4.13%, 5/15/2045	82,000	85,838
4.30%, 7/8/2034	343,000	375,081
4.38%, 5/15/2055	155,000	165,892
4.50%, 7/8/2044	103,000	113,889
5.38%, 7/15/2040	261,000	324,444
6.13%, 7/8/2039	159,000	214,254
6.50%, 4/15/2038	224,000	308,710

		7,931,331

TELECOMMUNICATIONS — 9.2%
Alltel Corp. 7.88%, 7/1/2032	17,000	23,312
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	257,000	263,908
6.13%, 3/30/2040	329,000	402,805
6.38%, 3/1/2035	120,000	149,755
AT&T Corp. 8.25%, 11/15/2031	124,000	172,601
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	128,307
AT&T, Inc.:
4.30%, 12/15/2042	243,000	226,350
4.35%, 6/15/2045	453,000	413,222
4.50%, 5/15/2035	383,000	377,891
4.50%, 3/9/2048	504,000	464,441
4.55%, 3/9/2049	267,000	245,854
4.75%, 5/15/2046	213,000	204,725
4.80%, 6/15/2044	219,000	212,879
4.90%, 8/14/2037	180,000	181,967
5.15%, 3/15/2042	214,000	219,117
5.15%, 2/14/2050	530,000	533,758
5.25%, 3/1/2037	200,000	210,742
5.30%, 8/14/2058	400,000	404,640
5.35%, 9/1/2040	341,000	358,432
5.45%, 3/1/2047	308,000	325,340
5.55%, 8/15/2041	343,000	369,977
5.65%, 2/15/2047	345,000	374,487
5.70%, 3/1/2057	235,000	253,852
6.00%, 8/15/2040	311,000	350,289
6.30%, 1/15/2038	272,000	320,255
6.35%, 3/15/2040	100,000	117,255
6.38%, 3/1/2041	279,000	327,903
6.50%, 9/1/2037	524,000	625,331
6.55%, 2/15/2039	485,000	584,182
British Telecommunications PLC 9.13%, 12/15/2030	420,000	634,561
Cisco Systems, Inc.:
5.50%, 1/15/2040	239,000	300,760
5.90%, 2/15/2039	219,000	287,928
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	559,000	822,378
9.25%, 6/1/2032	86,000	134,837
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	71,048
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	172,224
Motorola Solutions, Inc. 5.50%, 9/1/2044	274,000	276,123
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	92,076

Orange SA:
5.38%, 1/13/2042	114,000	134,046
5.50%, 2/6/2044	94,000	113,008
9.00%, 3/1/2031	442,000	669,396
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	78,250
Qwest Corp. 6.88%, 9/15/2033	326,000	319,144
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	90,315
5.45%, 10/1/2043	124,000	147,218
7.50%, 8/15/2038	30,000	42,293
Telefonica Emisiones SAU:
5.21%, 3/8/2047	270,000	295,437
7.05%, 6/20/2036	505,000	673,367
Telefonica Europe B.V. 8.25%, 9/15/2030	8,000	11,275
Verizon Communications, Inc.:
3.85%, 11/1/2042	209,000	184,798
4.13%, 8/15/2046	204,000	185,599
4.27%, 1/15/2036	250,000	245,030
4.40%, 11/1/2034	318,000	317,876
4.50%, 8/10/2033	740,000	758,818
4.52%, 9/15/2048	805,000	779,739
4.67%, 3/15/2055	655,000	623,409
4.75%, 11/1/2041	367,000	369,015
4.81%, 3/15/2039	360,000	372,222
4.86%, 8/21/2046	824,000	839,714
5.01%, 4/15/2049	813,000	834,000
5.01%, 8/21/2054	623,000	622,707
5.25%, 3/16/2037	367,000	402,790
5.50%, 3/16/2047	200,000	222,000
6.40%, 2/15/2038	50,000	62,383
6.55%, 9/15/2043	77,000	96,508
Vodafone Group PLC:
4.38%, 2/19/2043	328,000	327,701
6.15%, 2/27/2037	180,000	221,215
6.25%, 11/30/2032	64,000	78,362
7.88%, 2/15/2030	112,000	151,034

		21,904,181

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	68,210
6.35%, 3/15/2040	80,000	97,369

		165,579

TRANSPORTATION — 3.0%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	170,000	174,252
4.13%, 6/15/2047	100,000	105,980
4.15%, 4/1/2045	87,000	92,163
4.38%, 9/1/2042	193,000	209,583
4.40%, 3/15/2042	177,000	191,882
4.45%, 3/15/2043	114,000	124,657
4.55%, 9/1/2044	118,000	131,194
4.70%, 9/1/2045	64,000	72,868
4.90%, 4/1/2044	89,000	103,848
4.95%, 9/15/2041	121,000	139,559
5.05%, 3/1/2041	74,000	86,803
5.15%, 9/1/2043	127,000	152,860
5.75%, 5/1/2040	36,000	45,772

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.15%, 5/1/2037	$64,000	$84,030
6.20%, 8/15/2036	100,000	130,997
Canadian National Railway Co.:
3.20%, 8/2/2046	40,000	36,802
6.25%, 8/1/2034	64,000	84,262
6.38%, 11/15/2037	139,000	188,943
6.90%, 7/15/2028	150,000	200,727
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	91,000	102,639
5.75%, 3/15/2033	43,000	50,928
5.75%, 1/15/2042	74,000	91,063
5.95%, 5/15/2037	34,000	42,713
6.13%, 9/15/2115	39,000	49,405
CSX Corp.:
3.80%, 11/1/2046	162,000	155,692
4.10%, 3/15/2044	68,000	68,086
4.25%, 11/1/2066	75,000	72,335
4.40%, 3/1/2043	64,000	66,957
4.50%, 8/1/2054	125,000	128,554
4.75%, 5/30/2042	142,000	155,694
5.50%, 4/15/2041	100,000	119,610
6.00%, 10/1/2036	84,000	105,374
6.15%, 5/1/2037	124,000	159,545
6.22%, 4/30/2040	73,000	94,788
FedEx Corp.:
3.88%, 8/1/2042	57,000	54,717
3.90%, 2/1/2035	152,000	153,900
4.10%, 4/15/2043	6,000	5,950
4.10%, 2/1/2045	140,000	138,292
4.40%, 1/15/2047	100,000	103,938
4.55%, 4/1/2046	155,000	165,168
4.75%, 11/15/2045	154,000	168,017
4.90%, 1/15/2034	77,000	86,486
5.10%, 1/15/2044	194,000	219,018
Kansas City Southern 4.95%, 8/15/2045	124,000	138,103
Norfolk Southern Corp.:
3.95%, 10/1/2042	50,000	49,819
4.05%, 8/15/2052 (c)	118,000	116,009
4.45%, 6/15/2045	64,000	68,778
4.65%, 1/15/2046	80,000	88,757
4.84%, 10/1/2041	226,000	254,921
6.00%, 3/15/2105	38,000	46,840
7.80%, 5/15/2027	64,000	85,594
Union Pacific Corp.:
3.35%, 8/15/2046	50,000	46,919
3.38%, 2/1/2035	50,000	49,348
3.60%, 9/15/2037	40,000	40,584
3.80%, 10/1/2051	159,000	156,058
3.88%, 2/1/2055	69,000	68,141
4.00%, 4/15/2047	150,000	157,032
4.05%, 11/15/2045	145,000	151,834
4.05%, 3/1/2046	130,000	136,068
4.10%, 9/15/2067	65,000	65,746
4.15%, 1/15/2045	50,000	52,861
4.30%, 6/15/2042	110,000	117,768
4.38%, 11/15/2065	34,000	36,139
4.75%, 9/15/2041	30,000	34,124
United Parcel Service, Inc.:
3.40%, 11/15/2046	50,000	47,701

3.63%, 10/1/2042	45,000	44,537
4.88%, 11/15/2040	69,000	81,152
6.20%, 1/15/2038	157,000	211,925

		7,262,809

TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044 (b)	64,000	68,689

WATER — 0.2%
American Water Capital Corp.:
3.75%, 9/1/2047	100,000	99,370
4.00%, 12/1/2046	75,000	77,388
4.30%, 12/1/2042	94,000	100,981
6.59%, 10/15/2037	94,000	128,686

		406,425

TOTAL CORPORATE BONDS & NOTES
(Cost $231,780,956)		236,678,756

	Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	128,081	128,081
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	632,213	632,213

TOTAL SHORT-TERM INVESTMENTS (Cost $760,294)		760,294

TOTAL INVESTMENTS — 99.2% (Cost $232,541,250)		237,439,050
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,872,360

NET ASSETS — 100.0%		$239,311,410

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$88,002	$—	$88,002
Aerospace & Defense	—	4,610,936	—	4,610,936
Agriculture	—	3,881,580	—	3,881,580
Airlines	—	557,286	—	557,286
Apparel	—	320,165	—	320,165
Auto Manufacturers	—	2,695,796	—	2,695,796
Auto Parts & Equipment	—	191,152	—	191,152
Banks	—	22,835,772	—	22,835,772
Beverages	—	6,986,688	—	6,986,688
Biotechnology	—	4,551,843	—	4,551,843
Chemicals	—	4,341,783	—	4,341,783
Commercial Services	—	2,185,850	—	2,185,850
Construction Materials	—	1,108,578	—	1,108,578
Distribution & Wholesale	—	357,836	—	357,836
Diversified Financial Services	—	5,741,771	—	5,741,771
Electric	—	25,704,587	—	25,704,587
Electrical Components & Equipment	—	97,677	—	97,677
Electronics	—	740,318	—	740,318
Engineering & Construction	—	63,225	—	63,225
Environmental Control	—	355,675	—	355,675
Food	—	4,256,529	—	4,256,529
Forest Products & Paper	—	1,084,394	—	1,084,394
Gas	—	1,651,479	—	1,651,479
Hand & Machine Tools	—	34,353	—	34,353
Health Care Products	—	3,578,256	—	3,578,256
Health Care Services	—	6,687,438	—	6,687,438
Home Furnishings	—	69,887	—	69,887
Household Products	—	541,757	—	541,757
Household Products & Wares	—	334,086	—	334,086
Housewares	—	482,440	—	482,440
Insurance	—	9,440,009	—	9,440,009
Internet	—	2,155,890	—	2,155,890
Iron/Steel	—	1,387,242	—	1,387,242
IT Services	—	4,556,129	—	4,556,129
Leisure Time	—	80,423	—	80,423
Machinery, Construction & Mining	—	699,589	—	699,589
Machinery-Diversified	—	489,195	—	489,195
Media	—	14,298,396	—	14,298,396
Metal Fabricate & Hardware	—	271,604	—	271,604
Mining	—	3,495,953	—	3,495,953
Miscellaneous Manufacturer	—	2,513,881	—	2,513,881
Office & Business Equipment	—	127,640	—	127,640
Oil & Gas	—	14,043,503	—	14,043,503
Oil & Gas Services	—	1,488,253	—	1,488,253
Packaging & Containers	—	179,822	—	179,822
Pharmaceuticals	—	12,854,177	—	12,854,177
Pipelines	—	10,561,863	—	10,561,863
Real Estate Investment Trusts	—	2,083,416	—	2,083,416
Retail	—	9,783,078	—	9,783,078
Semiconductors	—	2,292,540	—	2,292,540
Software	—	7,931,331	—	7,931,331

See accompanying Notes to Schedule of Investments

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Telecommunications	$—	$21,904,181	$—	$21,904,181
Toys/Games/Hobbies	—	165,579	—	165,579
Transportation	—	7,262,809	—	7,262,809
Trucking & Leasing	—	68,689	—	68,689
Water	—	406,425	—	406,425
Short-Term Investments	760,294	—	—	760,294

TOTAL INVESTMENTS	$760,294	$236,678,756	$—	$237,439,050

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,058	$280,058	$5,814,844	$5,966,821	$—	$—	128,081	$128,081	$726
State Street Navigator Securities Lending Government Money Market Portfolio	627,463	627,463	1,227,291	1,222,541	—	—	632,213	632,213	906

TOTAL		$907,521	$7,042,135	$7,189,362	$—	$—		$760,294	$1,632

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 1.1%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,002
4.00%, 3/15/2022	15,000	15,767
4.20%, 4/15/2024	50,000	52,559
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	52,121
6.25%, 7/15/2019	15,000	16,087
WPP Finance 2010:
3.63%, 9/7/2022	25,000	25,900
5.63%, 11/15/2043	100,000	111,244

		278,680

AEROSPACE & DEFENSE — 2.4%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,041
Boeing Co.:
2.80%, 3/1/2027	50,000	49,802
5.88%, 2/15/2040	6,000	7,888
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	53,000	56,486
5.40%, 2/1/2027	35,000	37,839
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,978
2.25%, 11/15/2022	30,000	30,016
Harris Corp. 2.00%, 4/27/2018	30,000	30,052
L3 Technologies, Inc.:
3.85%, 12/15/2026	25,000	25,909
4.75%, 7/15/2020	7,000	7,476
5.20%, 10/15/2019	50,000	53,073
Lockheed Martin Corp. 4.07%, 12/15/2042	10,000	10,186
Northrop Grumman Corp.:
3.50%, 3/15/2021	50,000	52,037
4.75%, 6/1/2043	25,000	27,735
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,497
4.88%, 10/15/2040	4,000	4,712
Rockwell Collins, Inc.:
3.50%, 3/15/2027	50,000	50,983
5.25%, 7/15/2019	50,000	52,760
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,104
4.15%, 5/15/2045	10,000	10,276
4.50%, 4/15/2020	15,000	15,900
5.70%, 4/15/2040	10,000	12,449
6.13%, 7/15/2038	7,000	9,010

		618,209

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	25,000	25,357
4.00%, 1/31/2024	10,000	10,629
4.50%, 5/2/2043	7,000	7,492
5.38%, 1/31/2044	20,000	24,069
9.25%, 8/6/2019	7,000	7,918
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	25,000	25,728
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	30,000	29,972

Philip Morris International, Inc.:
2.90%, 11/15/2021	50,000	51,074
3.88%, 8/21/2042	5,000	4,910
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,110
5.85%, 8/15/2045	25,000	30,344

		242,603

AIRLINES — 0.8%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	18,237	19,543
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	22,598	22,738
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	72,642	83,718
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	50,719
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	13,316	14,021
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	13,279	13,809
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	11,074	11,862

		216,410

APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,925
3.63%, 5/1/2043	32,000	31,164
VF Corp. 6.45%, 11/1/2037	7,000	9,160

		62,249

AUTO MANUFACTURERS — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	40,285
General Motors Co. 4.88%, 10/2/2023	17,000	18,371
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	15,000	15,537
4.00%, 1/15/2025	12,000	12,238

		86,431

AUTO PARTS & EQUIPMENT — 0.8%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	25,135
4.63%, 9/15/2020	25,000	26,598
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	53,369
Lear Corp. 5.38%, 3/15/2024	50,000	53,312
Magna International, Inc. 4.15%, 10/1/2025	50,000	53,190

		211,604

BANKS — 7.7%
Bank of America Corp.:
7.63%, 6/1/2019	40,000	43,609
Series MTN, 4.00%, 4/1/2024	15,000	15,858
Series MTN, 5.00%, 1/21/2044	20,000	23,196
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	50,000	49,688
Series MTN, 1.90%, 8/27/2021	50,000	49,282
Bank of New York Mellon Corp.:
3.40%, 5/15/2024 (a)	15,000	15,506
Series MTN, 2.30%, 9/11/2019	25,000	25,188

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.60%, 8/17/2020	$50,000	$50,768
Bank of Nova Scotia:
2.80%, 7/21/2021	50,000	50,789
Series BKNT, 1.95%, 1/15/2019	50,000	50,153
Barclays PLC 3.65%, 3/16/2025	10,000	10,021
BB&T Corp. Series MTN, 2.75%, 4/1/2022	50,000	50,840
BNP Paribas SA:
2.38%, 5/21/2020	100,000	100,920
Series BKNT, 5.00%, 1/15/2021	15,000	16,272
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	25,000	24,855
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	30,003
Capital One Financial Corp. 4.75%, 7/15/2021	5,000	5,392
Citigroup, Inc. 4.50%, 1/14/2022 (a)	25,000	26,889
Citizens Bank NA/Providence 2.25%, 3/2/2020	100,000	100,138
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	75,000	75,364
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	5,000	5,301
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	50,000	56,100
Discover Bank Series BKNT, 4.25%, 3/13/2026	25,000	25,937
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,137
3.63%, 1/22/2023	5,000	5,181
5.25%, 7/27/2021	10,000	10,990
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,846
Huntington National Bank 2.88%, 8/20/2020	50,000	50,894
Intesa Sanpaolo SpA 5.25%, 1/12/2024	30,000	33,088
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,122
4.25%, 10/15/2020	40,000	42,365
4.50%, 1/24/2022	25,000	27,087
5.50%, 10/15/2040	20,000	24,656
Lloyds Bank PLC 6.38%, 1/21/2021	30,000	33,764
Lloyds Banking Group PLC 3.10%, 7/6/2021	100,000	101,621
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	50,000	50,830
Morgan Stanley:
6.38%, 7/24/2042	10,000	13,494
Series GMTN, 2.38%, 7/23/2019	50,000	50,320
Series MTN, 5.95%, 12/28/2017	25,000	25,254
Series MTN, 6.25%, 8/9/2026	10,000	11,993
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,575
3.38%, 1/14/2026	50,000	50,848
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	50,000	50,096
Royal Bank of Canada:
Series GMTN, 1.80%, 7/30/2018	100,000	100,233
Series GMTN, 2.20%, 7/27/2018	15,000	15,077
Santander UK PLC 3.05%, 8/23/2018 (a)	25,000	25,298

Svenska Handelsbanken AB Series MTN, 1.63%, 3/21/2018	125,000	125,070
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	50,000	50,346
UBS AG Series GMTN, 2.38%, 8/14/2019	25,000	25,211
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,171
Series MTN, 3.70%, 1/30/2024 (a)	25,000	26,394
Wells Fargo & Co. 5.63%, 12/11/2017	15,000	15,118
Westpac Banking Corp. Series GMTN, 1.60%, 1/12/2018	30,000	30,017

		2,008,165

BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	10,000	9,587
8.00%, 11/15/2039	5,000	7,757
Coca-Cola Co. 2.88%, 10/27/2025	40,000	40,233
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	25,000	25,931
Constellation Brands, Inc. 4.75%, 11/15/2024	100,000	109,944
Diageo Capital PLC:
1.13%, 4/29/2018	25,000	24,945
2.63%, 4/29/2023	15,000	15,167
Diageo Investment Corp. 2.88%, 5/11/2022	50,000	51,244
Dr Pepper Snapple Group, Inc. 7.45%, 5/1/2038	6,000	8,446
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,535
3.60%, 3/1/2024	10,000	10,566
4.60%, 7/17/2045	10,000	11,208

		330,563

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/11/2020	50,000	50,170
6.38%, 6/1/2037	7,000	8,905
6.90%, 6/1/2038	20,000	26,688
Biogen, Inc.:
3.63%, 9/15/2022	25,000	26,269
5.20%, 9/15/2045	5,000	5,792
Celgene Corp.:
2.25%, 5/15/2019	50,000	50,238
2.88%, 8/15/2020	10,000	10,216
4.63%, 5/15/2044	50,000	54,042
Gilead Sciences, Inc. 4.50%, 2/1/2045	20,000	21,498

		253,818

CHEMICALS — 2.4%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	15,331
4.90%, 6/1/2043	10,000	10,908
6.13%, 1/15/2041	7,000	8,614
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	15,000	15,694
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	10,183
7.38%, 11/1/2029	15,000	20,004
8.55%, 5/15/2019	50,000	55,239

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Eastman Chemical Co. 2.70%, 1/15/2020	$55,000	$55,641
Ecolab, Inc.:
4.35%, 12/8/2021	15,000	16,219
5.50%, 12/8/2041	5,000	6,145
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,190
2.80%, 2/15/2023	15,000	15,149
4.15%, 2/15/2043 (a)	10,000	10,148
4.63%, 1/15/2020	5,000	5,291
5.75%, 3/15/2019 (a)	10,000	10,545
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	31,767
5.25%, 7/15/2043	7,000	8,011
Methanex Corp. 4.25%, 12/1/2024	25,000	24,745
Monsanto Co.:
3.38%, 7/15/2024	10,000	10,212
3.60%, 7/15/2042	9,000	8,010
3.95%, 4/15/2045	50,000	47,831
Mosaic Co. 4.88%, 11/15/2041	7,000	6,662
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	15,843
PPG Industries, Inc. 3.60%, 11/15/2020 (a)	25,000	26,017
Praxair, Inc. 2.65%, 2/5/2025	25,000	24,721
RPM International, Inc.:
3.45%, 11/15/2022	15,000	15,665
6.13%, 10/15/2019	7,000	7,553
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,992
3.30%, 2/1/2025	25,000	24,851
4.40%, 2/1/2045	25,000	24,785
4.55%, 8/1/2045	45,000	47,066

		627,032

COMMERCIAL SERVICES — 0.9%
Block Financial LLC 4.13%, 10/1/2020	50,000	52,009
Equifax, Inc. 3.30%, 12/15/2022	30,000	29,817
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,363
S&P Global, Inc. 4.40%, 2/15/2026	15,000	16,163
Verisk Analytics, Inc. 4.00%, 6/15/2025	20,000	20,805
Western Union Co.:
2.88%, 12/10/2017	15,000	15,034
5.25%, 4/1/2020	57,000	60,839
6.20%, 6/21/2040	25,000	26,473

		237,503

CONSTRUCTION MATERIALS — 1.3%
Johnson Controls International PLC:
3.63%, 7/2/2024 (b)	10,000	10,388
3.90%, 2/14/2026	50,000	52,713
4.63%, 7/2/2044 (b)	15,000	16,071
Masco Corp. 4.38%, 4/1/2026	100,000	106,062
Owens Corning:
4.20%, 12/15/2022	35,000	37,089
7.00%, 12/1/2036	32,000	41,211
Vulcan Materials Co.:
3.90%, 4/1/2027	20,000	20,453
4.50%, 4/1/2025	52,000	55,389

		339,376

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	26,855

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	25,027
3.00%, 9/15/2023	57,000	56,489
3.38%, 1/15/2019 (a)	15,000	15,252
3.88%, 4/1/2021 (a)	7,000	7,306
Alterra Finance LLC 6.25%, 9/30/2020	15,000	16,542
American Express Credit Corp. Series F, 2.60%, 9/14/2020	17,000	17,252
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	37,467
5.30%, 3/15/2020	15,000	16,121
7.30%, 6/28/2019	7,000	7,621
BlackRock, Inc.:
3.20%, 3/15/2027	50,000	50,756
3.50%, 3/18/2024	25,000	26,172
Series 2, 5.00%, 12/10/2019	50,000	53,346
Brookfield Finance LLC 4.00%, 4/1/2024	50,000	51,803
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,381
4.45%, 7/22/2020 (a)	35,000	37,305
CME Group, Inc.:
3.00%, 3/15/2025	40,000	40,484
5.30%, 9/15/2043	15,000	18,815
E*TRADE Financial Corp.:
2.95%, 8/24/2022	50,000	50,117
3.80%, 8/24/2027	50,000	50,562
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	50,000	51,688
General Electric Co. Series MTN, 4.65%, 10/17/2021	20,000	21,864
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	25,000	26,838
International Lease Finance Corp.:
6.25%, 5/15/2019	50,000	53,161
7.13%, 9/1/2018 (c)	25,000	26,171
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	23,313
5.38%, 11/30/2043	10,000	11,997
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	10,921
6.50%, 1/20/2043	5,000	5,731
Legg Mason, Inc. 5.63%, 1/15/2044	10,000	10,839
MasterCard, Inc. 2.00%, 4/1/2019	25,000	25,154
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	5,133
4.25%, 6/1/2024	25,000	26,456
Nomura Holdings, Inc. 6.70%, 3/4/2020	40,000	43,982
Raymond James Financial, Inc. 3.63%, 9/15/2026	50,000	50,164
Synchrony Financial 4.25%, 8/15/2024	25,000	25,991
Visa, Inc. 2.80%, 12/14/2022	50,000	51,131

		1,064,352

ELECTRIC — 6.4%
Alabama Power Co. 4.15%, 8/15/2044	5,000	5,272
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,526
4.30%, 7/1/2044 (a)	20,000	21,509

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Appalachian Power Co.:
4.40%, 5/15/2044	$25,000	$26,755
Series L, 5.80%, 10/1/2035	7,000	8,410
Arizona Public Service Co.:
2.55%, 9/15/2026	50,000	47,735
8.75%, 3/1/2019	15,000	16,385
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	25,767
5.95%, 5/15/2037	30,000	38,030
6.13%, 4/1/2036	10,000	12,862
Black Hills Corp. 3.15%, 1/15/2027	50,000	48,562
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	5,000	4,972
4.50%, 4/1/2044	20,000	22,526
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	15,000	18,159
Series D, 7.88%, 11/1/2017	25,000	25,111
CMS Energy Corp. 3.88%, 3/1/2024	21,000	22,038
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,753
Series B, 2.90%, 12/1/2026	50,000	49,209
Consumers Energy Co. 6.13%, 3/15/2019	25,000	26,489
Dominion Energy, Inc.:
3.63%, 12/1/2024	10,000	10,338
Series C, 4.90%, 8/1/2041	20,000	22,083
DTE Electric Co.:
3.70%, 3/15/2045	15,000	14,915
Series A, 6.63%, 6/1/2036	25,000	33,672
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	9,022
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,481
Duke Energy Progress LLC 3.70%, 10/15/2046	50,000	49,520
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	66,692
Eversource Energy 4.50%, 11/15/2019	17,000	17,812
Exelon Corp. 5.15%, 12/1/2020	15,000	16,128
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	15,000
Florida Power & Light Co. 4.13%, 2/1/2042	7,000	7,519
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	8,219
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,394
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,464
ITC Holdings Corp. 3.25%, 6/30/2026	50,000	49,279
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,269
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,392
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,348
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,504
5.95%, 6/15/2041	7,000	8,698
Northern States Power Co. 4.85%, 8/15/2040	10,000	11,415
NSTAR Electric Co. 4.40%, 3/1/2044	10,000	11,047
Oglethorpe Power Corp. 4.25%, 4/1/2046	50,000	49,066

Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	15,000	15,937
5.25%, 5/15/2041	7,000	8,143
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	5,000	5,256
4.75%, 2/15/2044	17,000	19,620
8.25%, 10/15/2018	50,000	53,255
PECO Energy Co. 4.15%, 10/1/2044	15,000	15,862
PG&E Corp. 2.40%, 3/1/2019	5,000	5,025
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	26,193
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	10,466
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,869
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	21,690
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	10,000	10,002
Series MTN, 3.80%, 3/1/2046	50,000	50,610
Series MTN, 5.50%, 3/1/2040	14,000	17,419
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	25,000	27,013
6.05%, 1/15/2038	15,000	18,889
Southern California Edison Co.:
1.85%, 2/1/2022	6,429	6,341
4.00%, 4/1/2047	50,000	52,769
4.65%, 10/1/2043	5,000	5,734
Southern Co. 2.15%, 9/1/2019	10,000	10,028
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	48,280
Tampa Electric Co. 2.60%, 9/15/2022	20,000	19,926
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	15,993
TransAlta Corp.:
6.50%, 3/15/2040	25,000	24,977
6.90%, 5/15/2018	15,000	15,390
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	25,000	25,215
Westar Energy, Inc.:
4.13%, 3/1/2042	15,000	15,722
4.63%, 9/1/2043	30,000	33,101
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	25,000	25,292
5.70%, 12/1/2036	7,000	8,766
Wisconsin Power & Light Co. 5.00%, 7/15/2019	15,000	15,771
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	15,823

		1,668,724

ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
Emerson Electric Co.:
2.63%, 2/15/2023	85,000	85,477
4.25%, 11/15/2020	15,000	15,955
5.25%, 11/15/2039	15,000	17,890
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,599

		169,921

ELECTRONICS — 1.4%
Agilent Technologies, Inc. 3.05%, 9/22/2026	15,000	14,489

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Amphenol Corp.:
2.20%, 4/1/2020	$25,000	$25,032
2.55%, 1/30/2019 (a)	15,000	15,106
4.00%, 2/1/2022	10,000	10,534
Avnet, Inc. 4.63%, 4/15/2026	50,000	51,422
Flex, Ltd. 4.75%, 6/15/2025	20,000	21,645
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,050
Series 30, 5.38%, 3/1/2041	25,000	31,036
Koninklijke Philips NV:
3.75%, 3/15/2022	105,000	110,630
5.00%, 3/15/2042	5,000	5,543
6.88%, 3/11/2038	7,000	9,404
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	50,000	51,674

		362,565

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	10,000	10,202
4.38%, 5/8/2042	5,000	5,358

		15,560

ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
2.90%, 7/1/2026	30,000	29,411
5.25%, 11/15/2021	6,000	6,620
Waste Management, Inc. 2.90%, 9/15/2022	100,000	101,723

		137,754

FOOD — 3.1%
Campbell Soup Co.:
3.30%, 3/19/2025	25,000	25,308
4.25%, 4/15/2021	7,000	7,440
Conagra Brands, Inc. 3.20%, 1/25/2023	50,000	50,976
Delhaize America LLC 9.00%, 4/15/2031	12,000	17,679
General Mills, Inc.:
1.40%, 10/20/2017	25,000	25,001
2.20%, 10/21/2019	50,000	50,238
3.65%, 2/15/2024	12,000	12,495
Hershey Co.:
2.30%, 8/15/2026	50,000	47,096
4.13%, 12/1/2020	15,000	15,934
Ingredion, Inc. 3.20%, 10/1/2026	25,000	24,625
JM Smucker Co. 2.50%, 3/15/2020	100,000	100,931
Kellogg Co. 4.50%, 4/1/2046	50,000	52,116
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	7,000	8,040
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	25,000	24,005
5.00%, 6/4/2042	5,000	5,343
Kroger Co.:
3.85%, 8/1/2023	15,000	15,579
6.15%, 1/15/2020	15,000	16,310
6.90%, 4/15/2038	15,000	18,625
McCormick & Co., Inc. 3.25%, 11/15/2025 (a)	25,000	24,775
Sysco Corp.:
4.85%, 10/1/2045	15,000	16,505
5.38%, 9/21/2035	30,000	35,339
6.63%, 3/17/2039	7,000	9,179

Tyson Foods, Inc.:
2.65%, 8/15/2019	25,000	25,295
4.88%, 8/15/2034	100,000	110,375
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	65,335

		804,544

FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 4.40%, 4/1/2022 (a)	35,000	36,813
International Paper Co.:
4.75%, 2/15/2022	5,000	5,449
9.38%, 5/15/2019	29,000	32,342

		74,604

GAS — 1.0%
Atmos Energy Corp.:
3.00%, 6/15/2027	30,000	30,025
4.15%, 1/15/2043	20,000	20,978
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,380
National Fuel Gas Co.:
3.75%, 3/1/2023	25,000	25,478
4.90%, 12/1/2021	55,000	58,297
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	10,006
3.61%, 2/1/2024	15,000	15,618
4.66%, 2/1/2044	25,000	27,896
Sempra Energy:
2.40%, 3/15/2020 (a)	20,000	20,093
6.00%, 10/15/2039	7,000	8,834
Southern California Gas Co.:
4.45%, 3/15/2044	5,000	5,460
Series HH, 5.45%, 4/15/2018	10,000	10,190
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	5,000	5,158
5.25%, 8/15/2019	15,000	15,834

		259,247

HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	25,333
5.20%, 9/1/2040	15,000	17,177

		42,510

HEALTH CARE PRODUCTS — 1.7%
Baxter International, Inc. 3.50%, 8/15/2046	50,000	44,939
Becton Dickinson and Co.:
2.68%, 12/15/2019	55,000	55,655
3.73%, 12/15/2024	10,000	10,262
Boston Scientific Corp.:
3.38%, 5/15/2022	25,000	25,709
6.00%, 1/15/2020	50,000	54,198
7.38%, 1/15/2040	5,000	6,726
CR Bard, Inc.:
3.00%, 5/15/2026	50,000	49,706
4.40%, 1/15/2021	29,000	30,466
Danaher Corp. 3.35%, 9/15/2025	50,000	51,871
Medtronic, Inc.:
3.50%, 3/15/2025	31,000	32,326
4.50%, 3/15/2042	15,000	16,627

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Stryker Corp.:
3.38%, 5/15/2024	$25,000	$25,782
4.10%, 4/1/2043	10,000	10,016
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/2021	25,000	25,578

		439,861

HEALTH CARE SERVICES — 2.0%
Aetna, Inc.:
1.50%, 11/15/2017	25,000	24,997
1.70%, 6/7/2018	25,000	25,017
6.63%, 6/15/2036	7,000	9,471
Anthem, Inc.:
3.13%, 5/15/2022	15,000	15,312
4.63%, 5/15/2042	75,000	81,308
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,432
4.80%, 3/15/2047	50,000	55,689
4.95%, 10/1/2044	15,000	16,943
8.15%, 6/15/2038	7,000	10,144
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	50,000	51,006
4.63%, 11/15/2020	10,000	10,629
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	30,000	30,276
4.25%, 4/1/2024	15,000	16,036
4.70%, 4/1/2021	25,000	26,759
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	25,000	24,999
3.75%, 7/15/2025	4,000	4,247
3.88%, 10/15/2020	15,000	15,758
4.25%, 3/15/2043	25,000	26,795
4.63%, 7/15/2035	20,000	22,840

		518,658

HOLDING COMPANIES-DIVERS — 0.1%
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,473

HOME FURNISHINGS — 0.5%
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	25,868
4.50%, 6/1/2046	85,000	88,618
Series MTN, 4.85%, 6/15/2021	15,000	16,237

		130,723

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	50,000	49,842
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	23,733
6.00%, 5/15/2037	15,000	19,084
Procter & Gamble Co.:
2.30%, 2/6/2022	50,000	50,352
2.70%, 2/2/2026	50,000	49,595

		192,606

HOUSEHOLD PRODUCTS & WARES — 0.6%
Clorox Co.:
3.10%, 10/1/2027	25,000	24,904
3.50%, 12/15/2024	10,000	10,341

3.80%, 11/15/2021	15,000	15,776
5.95%, 10/15/2017	30,000	30,046
Kimberly-Clark Corp.:
2.40%, 6/1/2023	75,000	74,495
3.70%, 6/1/2043	5,000	4,838

		160,400

HOUSEWARES — 0.3%
Newell Brands, Inc.:
4.00%, 12/1/2024 (a)	20,000	20,938
4.20%, 4/1/2026	50,000	52,688

		73,626

INSURANCE — 6.4%
Aflac, Inc.:
2.88%, 10/15/2026	50,000	49,241
6.45%, 8/15/2040	4,000	5,227
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,255
4.50%, 6/15/2043	15,000	16,546
American Financial Group, Inc. 4.50%, 6/15/2047	50,000	51,832
American International Group, Inc.:
4.80%, 7/10/2045	50,000	54,774
6.40%, 12/15/2020	6,000	6,745
Aon PLC:
3.50%, 6/14/2024	25,000	25,731
3.88%, 12/15/2025	100,000	104,949
Arch Capital Finance LLC 4.01%, 12/15/2026	50,000	52,040
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	35,000	34,750
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,183
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	7,043
3.35%, 5/15/2024	5,000	5,173
CNA Financial Corp.:
4.50%, 3/1/2026	100,000	107,578
5.75%, 8/15/2021	7,000	7,757
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	21,758
5.13%, 4/15/2022	20,000	22,154
Lincoln National Corp.:
4.00%, 9/1/2023	5,000	5,259
6.25%, 2/15/2020	2,000	2,180
Loews Corp.:
3.75%, 4/1/2026	150,000	155,640
6.00%, 2/1/2035	7,000	8,567
Manulife Financial Corp.:
4.15%, 3/4/2026	130,000	138,310
4.90%, 9/17/2020 (a)	15,000	16,087
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,063
2.75%, 1/30/2022	30,000	30,309
3.50%, 6/3/2024 (a)	50,000	51,744
3.50%, 3/10/2025	25,000	25,784
4.05%, 10/15/2023	7,000	7,438
4.80%, 7/15/2021	10,000	10,831

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MetLife, Inc.:
3.60%, 4/10/2024	$4,000	$4,185
5.70%, 6/15/2035	5,000	6,198
Series A, 6.82%, 8/15/2018	7,000	7,308
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	35,545
4.35%, 5/15/2043	30,000	31,360
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,706
4.35%, 4/25/2044	25,000	27,242
Prudential Financial, Inc. Series MTN, 4.60%, 5/15/2044	20,000	22,052
Reinsurance Group of America, Inc.:
5.00%, 6/1/2021	50,000	54,027
6.45%, 11/15/2019	5,000	5,433
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	43,461
Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	15,754
4.60%, 8/1/2043	15,000	16,681
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,256
Trinity Acquisition PLC 6.13%, 8/15/2043	25,000	30,488
Unum Group:
3.00%, 5/15/2021	80,000	80,877
4.00%, 3/15/2024	5,000	5,211
Voya Financial, Inc. 2.90%, 2/15/2018	5,000	5,022
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	54,922
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	36,155
6.25%, 2/15/2037	15,000	18,492
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,019
5.75%, 10/1/2021	15,000	16,728
6.38%, 11/15/2024	15,000	17,620

		1,645,690

INTERNET — 1.6%
Alibaba Group Holding, Ltd.:
3.60%, 11/28/2024 (a)	100,000	103,641
4.50%, 11/28/2034	25,000	27,525
Alphabet, Inc. 3.63%, 5/19/2021	15,000	15,859
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	25,205
3.30%, 12/5/2021	45,000	46,984
3.80%, 12/5/2024	50,000	53,428
eBay, Inc.:
2.60%, 7/15/2022	6,000	5,991
4.00%, 7/15/2042	25,000	22,690
Expedia, Inc.:
3.80%, 2/15/2028 (c)	50,000	49,612
5.95%, 8/15/2020	10,000	10,928
Priceline Group, Inc. 3.55%, 3/15/2028	50,000	50,042

		411,905

INVESTMENT COMPANY SECURITY — 0.4%
Ares Capital Corp. 3.63%, 1/19/2022 (a)	100,000	101,290

IRON/STEEL — 0.8%
Nucor Corp.:
5.20%, 8/1/2043	100,000	116,554
6.40%, 12/1/2037	7,000	9,119
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	17,877
Vale Overseas, Ltd.:
5.88%, 6/10/2021 (a)	50,000	54,943
6.88%, 11/10/2039 (a)	7,000	8,033

		206,526

IT SERVICES — 0.8%
Hewlett Packard Enterprise Co. 2.45%, 10/5/2017	7,000	7,000
HP, Inc.:
3.75%, 12/1/2020	5,000	5,211
4.38%, 9/15/2021	50,000	53,198
4.65%, 12/9/2021 (a)	5,000	5,384
International Business Machines Corp. 6.22%, 8/1/2027	15,000	18,748
NetApp, Inc. 2.00%, 12/15/2017	15,000	15,005
Seagate HDD Cayman:
3.75%, 11/15/2018	50,000	50,879
4.75%, 1/1/2025	50,000	48,701

		204,126

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	20,000	20,558
3.75%, 3/15/2025	5,000	5,154
6.75%, 5/15/2018	2,000	2,061
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,028
4.25%, 3/1/2022	30,000	30,449

		73,250

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.40%, 5/15/2024	50,000	52,318
3.90%, 5/27/2021	15,000	15,902

		68,220

MACHINERY-DIVERSIFIED — 0.6%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,916
7.13%, 3/1/2028	7,000	9,250
Deere & Co. 5.38%, 10/16/2029	7,000	8,494
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,122
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	9,989
2.88%, 3/1/2025	20,000	19,844
Roper Technologies, Inc.:
2.05%, 10/1/2018	25,000	25,051
6.25%, 9/1/2019	15,000	16,167
Xylem, Inc. 4.88%, 10/1/2021	35,000	38,102

		159,935

MEDIA — 2.9%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	25,000	26,476

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

6.20%, 12/15/2034	$15,000	$18,584
6.65%, 11/15/2037	50,000	65,854
CBS Corp.:
2.90%, 1/15/2027	50,000	47,364
3.50%, 1/15/2025	50,000	50,727
7.88%, 7/30/2030	7,000	9,585
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047 (c)	50,000	51,893
Comcast Corp. 4.65%, 7/15/2042	15,000	16,558
Discovery Communications LLC:
3.25%, 4/1/2023	35,000	35,158
4.88%, 4/1/2043	15,000	14,532
4.90%, 3/11/2026 (a)	50,000	53,383
5.63%, 8/15/2019	7,000	7,447
Grupo Televisa SAB:
5.00%, 5/13/2045	25,000	25,047
8.50%, 3/11/2032	5,000	6,767
Historic TW, Inc. 6.63%, 5/15/2029	100,000	124,613
NBCUniversal Media LLC:
4.45%, 1/15/2043	20,000	21,137
5.15%, 4/30/2020	17,000	18,372
RELX Capital, Inc. 8.63%, 1/15/2019	50,000	54,015
Time Warner Cable LLC:
4.50%, 9/15/2042	10,000	9,463
6.55%, 5/1/2037	15,000	17,613
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	5,097
4.70%, 1/15/2021	5,000	5,350
Viacom, Inc. 4.25%, 9/1/2023	20,000	20,543
Walt Disney Co.:
2.75%, 8/16/2021 (a)	7,000	7,156
Series E, 4.13%, 12/1/2041	15,000	15,723
Series GMTN, 4.13%, 6/1/2044 (a)	15,000	15,709

		744,166

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp. 3.25%, 6/15/2025	50,000	51,269

MINING — 1.1%
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,521
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	25,000	30,397
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	50,000	59,122
Newmont Mining Corp.:
3.50%, 3/15/2022	15,000	15,509
4.88%, 3/15/2042	15,000	16,054
5.88%, 4/1/2035	7,000	8,251
6.25%, 10/1/2039	5,000	6,233
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	50,000	52,104
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025 (a)	50,000	52,643
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	16,066
6.75%, 4/16/2040	25,000	30,838

		294,738

MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Series MTN, 2.00%, 8/7/2020	25,000	25,175
Series MTN, 3.88%, 6/15/2044	10,000	10,273
Dover Corp. 5.38%, 3/1/2041	10,000	12,170
Eaton Corp.:
2.75%, 11/2/2022	37,000	37,282
6.95%, 3/20/2019	7,000	7,490
General Electric Co. 4.50%, 3/11/2044	10,000	11,193
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	26,184
3.90%, 9/1/2042	25,000	25,702
4.88%, 9/15/2041	7,000	8,170
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	80,964
6.88%, 8/15/2018	10,000	10,434
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	50,000	52,862
Series MTN, 6.25%, 5/15/2038	7,000	9,267
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,892
4.30%, 3/1/2024	25,000	26,558
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,053
3.45%, 8/1/2024	15,000	15,495
4.88%, 1/15/2021	15,000	16,141
6.55%, 10/1/2017	50,000	50,000

		461,305

OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	48,365
Xerox Corp.:
2.80%, 5/15/2020	100,000	100,170
3.80%, 5/15/2024	5,000	4,964
4.50%, 5/15/2021	3,000	3,141

		156,640

OIL & GAS — 3.4%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	50,000	55,735
6.45%, 9/15/2036	22,000	26,114
Apache Corp.:
4.75%, 4/15/2043	20,000	20,100
6.00%, 1/15/2037	75,000	87,326
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	20,000	20,476
6.50%, 2/15/2037	15,000	18,018
Chevron Corp. 3.19%, 6/24/2023	25,000	25,943
Concho Resources, Inc. 4.88%, 10/1/2047	50,000	52,260
ConocoPhillips:
5.90%, 5/15/2038 (a)	50,000	62,153
6.50%, 2/1/2039	10,000	13,389
ConocoPhillips Co. 2.88%, 11/15/2021	50,000	50,934
EOG Resources, Inc.:
2.45%, 4/1/2020	75,000	75,653
4.40%, 6/1/2020	15,000	15,846
EQT Corp.:
4.88%, 11/15/2021	25,000	27,074
6.50%, 4/1/2018	15,000	15,317

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Hess Corp.:
4.30%, 4/1/2027 (a)	$50,000	$49,737
5.60%, 2/15/2041	15,000	14,973
7.88%, 10/1/2029	7,000	8,497
Kerr-McGee Corp. 7.88%, 9/15/2031	20,000	25,711
Marathon Oil Corp. 2.80%, 11/1/2022 (a)	50,000	48,793
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	16,276
Phillips 66 4.88%, 11/15/2044	30,000	32,646
Sasol Financing International, Ltd. 4.50%, 11/14/2022	10,000	10,358
Shell International Finance B.V.:
4.00%, 5/10/2046	50,000	50,674
4.30%, 9/22/2019	2,000	2,097
Total Capital International SA 2.88%, 2/17/2022	17,000	17,367
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,523
Valero Energy Corp.:
4.90%, 3/15/2045	20,000	21,456
6.63%, 6/15/2037	7,000	8,732

		881,178

OIL & GAS SERVICES — 0.1%
Halliburton Co.:
4.50%, 11/15/2041	7,000	7,093
6.70%, 9/15/2038	7,000	9,068

		16,161

PACKAGING & CONTAINERS — 0.4%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,801
WestRock MWV LLC 8.20%, 1/15/2030	43,000	60,302
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,395
4.90%, 3/1/2022	22,000	23,933

		110,431

PHARMACEUTICALS — 4.3%
Abbott Laboratories 6.15%, 11/30/2037	7,000	8,603
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	25,361
4.40%, 11/6/2042	15,000	15,660
Allergan Funding SCS 4.85%, 6/15/2044	50,000	54,559
AmerisourceBergen Corp. 3.25%, 3/1/2025 (a)	50,000	50,622
AstraZeneca PLC 4.00%, 9/18/2042	5,000	5,024
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	25,986
3.25%, 2/27/2027	50,000	51,258
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,157
3.50%, 11/15/2024	25,000	25,648
4.50%, 11/15/2044	10,000	10,393
Eli Lilly & Co. 5.55%, 3/15/2037	50,000	62,422
Express Scripts Holding Co. 4.75%, 11/15/2021	25,000	27,175
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,412
5.65%, 5/15/2018	50,000	51,268
Johnson & Johnson 5.85%, 7/15/2038	32,000	42,670

McKesson Corp.:
2.28%, 3/15/2019	100,000	100,421
4.75%, 3/1/2021	15,000	16,076
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	18,742
Merck & Co., Inc.:
2.75%, 2/10/2025	50,000	50,152
2.80%, 5/18/2023	15,000	15,358
3.70%, 2/10/2045	5,000	5,051
3.88%, 1/15/2021	15,000	15,825
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,173
Novartis Capital Corp. 3.40%, 5/6/2024	25,000	26,205
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	50,000	51,501
3.90%, 12/15/2024	50,000	51,032
Pfizer, Inc.:
1.50%, 6/15/2018	7,000	7,003
3.00%, 6/15/2023	7,000	7,218
7.20%, 3/15/2039	50,000	73,692
Sanofi 4.00%, 3/29/2021 (a)	50,000	53,007
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	20,000	19,739
Zoetis, Inc.:
3.25%, 2/1/2023	65,000	67,216
4.70%, 2/1/2043	5,000	5,562

		1,109,191

PIPELINES — 3.4%
Buckeye Partners L.P. 2.65%, 11/15/2018	60,000	60,224
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	9,029
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	14,945
3.90%, 5/15/2024	20,000	20,042
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	26,243
5.50%, 9/15/2040	50,000	52,680
Enbridge, Inc. 3.50%, 6/10/2024	35,000	35,450
Energy Transfer L.P.:
5.20%, 2/1/2022 (a)	10,000	10,842
9.00%, 4/15/2019	7,000	7,704
EnLink Midstream Partners L.P. 5.60%, 4/1/2044	50,000	51,526
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	15,412
4.85%, 3/15/2044	15,000	15,969
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	20,000	20,898
6.50%, 9/1/2039	5,000	5,738
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	23,922
6.55%, 7/15/2019	15,000	16,123
ONEOK Partners L.P.:
3.20%, 9/15/2018	50,000	50,593
3.38%, 10/1/2022	50,000	50,517
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	25,131
3.61%, 2/15/2025	5,000	4,986

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	$15,000	$13,563
5.75%, 1/15/2020	15,000	15,963
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	9,523
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	20,000	19,855
4.50%, 3/15/2045	10,000	10,123
4.60%, 6/15/2021 (a)	18,000	19,085
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	50,000	52,713
4.65%, 2/15/2022	4,000	4,258
4.95%, 1/15/2043	15,000	14,151
TransCanada PipeLines, Ltd.:
5.00%, 10/16/2043	10,000	11,490
6.20%, 10/15/2037	7,000	8,957
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	5,023
5.38%, 6/1/2021	25,000	26,807
5.45%, 4/1/2044	50,000	52,739
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	20,641
3.75%, 6/15/2027	50,000	49,961
4.00%, 9/15/2025	5,000	5,114
4.13%, 11/15/2020	22,000	23,042

		880,982

REAL ESTATE — 1.4%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	104,698
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	30,000	30,833
CBRE Services, Inc. 4.88%, 3/1/2026	30,000	32,345
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	48,000	50,729
Prologis L.P. 3.75%, 11/1/2025	150,000	157,321

		375,926

REAL ESTATE INVESTMENT TRUSTS — 9.4%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	10,548
4.60%, 4/1/2022	30,000	32,014
American Tower Corp. 3.40%, 2/15/2019	50,000	50,908
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	51,473
Series GMTN, 3.63%, 10/1/2020	25,000	25,937
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	47,388
3.80%, 2/1/2024	25,000	26,107
4.13%, 5/15/2021	40,000	42,295
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	10,043
4.55%, 10/1/2029	25,000	25,302
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	100,000	99,906
4.13%, 6/15/2026	50,000	50,438
CBL & Associates L.P. 5.95%, 12/15/2026 (a)	50,000	50,620
Corporate Office Properties L.P.:
3.60%, 5/15/2023	15,000	15,100
5.25%, 2/15/2024	20,000	21,654

DDR Corp.:
3.38%, 5/15/2023	5,000	4,931
3.63%, 2/1/2025	20,000	19,425
Digital Realty Trust L.P.:
2.75%, 2/1/2023	50,000	49,759
3.40%, 10/1/2020	50,000	51,418
Duke Realty L.P.:
3.75%, 12/1/2024	85,000	87,626
3.88%, 2/15/2021	50,000	52,107
ERP Operating L.P. 4.50%, 7/1/2044	15,000	16,046
Essex Portfolio L.P.:
3.38%, 4/15/2026	25,000	24,804
3.88%, 5/1/2024	25,000	25,958
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,423
5.38%, 2/1/2021	7,000	7,597
Hospitality Properties Trust:
5.00%, 8/15/2022 (a)	30,000	32,189
5.25%, 2/15/2026	100,000	107,270
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	22,000	24,431
Series D, 3.75%, 10/15/2023	115,000	117,564
Kilroy Realty L.P. 4.38%, 10/1/2025	65,000	68,153
Kimco Realty Corp. 3.20%, 5/1/2021	50,000	51,079
Liberty Property L.P. 3.25%, 10/1/2026	100,000	97,514
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	51,383
4.00%, 11/15/2025	30,000	31,169
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	49,578
3.80%, 10/15/2022	30,000	31,114
3.90%, 6/15/2024	25,000	25,645
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,593
6.75%, 8/15/2019	65,000	70,446
Select Income REIT:
2.85%, 2/1/2018	50,000	50,114
4.50%, 2/1/2025	25,000	25,326
Simon Property Group L.P.:
3.38%, 10/1/2024	120,000	122,582
4.25%, 10/1/2044 (a)	5,000	5,075
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	24,006
Series MTN, 3.75%, 7/1/2024	25,000	25,695
Series MTN, 4.25%, 6/1/2018	30,000	30,470
Ventas Realty L.P.:
3.25%, 10/15/2026	50,000	48,635
4.38%, 2/1/2045	50,000	49,369
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,489
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	39,916
4.60%, 2/6/2024	90,000	94,775
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,436
6.13%, 4/15/2020	30,000	32,906
6.50%, 3/15/2041	25,000	31,588
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,378
7.38%, 3/15/2032	15,000	20,769

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

WP Carey, Inc. 4.00%, 2/1/2025	$100,000	$100,713

		2,431,197

RETAIL — 3.8%
AutoNation, Inc. 4.50%, 10/1/2025	25,000	26,392
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	9,945
2.88%, 1/15/2023	15,000	15,025
3.13%, 7/15/2023	50,000	50,621
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	24,958
Best Buy Co., Inc. 5.00%, 8/1/2018	90,000	92,321
Costco Wholesale Corp.:
1.70%, 12/15/2019 (a)	15,000	14,994
2.25%, 2/15/2022	20,000	20,020
CVS Health Corp.:
2.75%, 12/1/2022	5,000	5,024
2.88%, 6/1/2026	50,000	48,306
3.38%, 8/12/2024	15,000	15,332
Dollar General Corp. 3.25%, 4/15/2023	47,000	48,049
Home Depot, Inc.:
3.75%, 2/15/2024	100,000	106,044
5.40%, 9/15/2040	7,000	8,643
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	25,749
3.75%, 4/15/2021	15,000	15,778
4.25%, 9/15/2044	25,000	26,182
4.38%, 9/15/2045	30,000	32,081
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,584
3.88%, 1/15/2022	7,000	7,022
6.70%, 7/15/2034	7,000	7,420
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,093
Series MTN, 6.30%, 3/1/2038	25,000	32,684
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,348
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	25,000	25,105
3.85%, 6/15/2023	30,000	31,182
4.63%, 9/15/2021	7,000	7,513
QVC, Inc.:
4.38%, 3/15/2023	25,000	25,955
4.45%, 2/15/2025	25,000	25,294
5.13%, 7/2/2022	15,000	15,979
5.95%, 3/15/2043	22,000	21,453
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,838
Target Corp.:
3.88%, 7/15/2020	25,000	26,325
4.00%, 7/1/2042 (a)	10,000	10,038
6.35%, 11/1/2032	10,000	12,892
TJX Cos., Inc. 2.25%, 9/15/2026	25,000	23,282
Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	25,000	26,918
5.25%, 9/1/2035	15,000	18,381
5.63%, 4/1/2040	10,000	12,868
Walgreen Co. 5.25%, 1/15/2019	2,000	2,081
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	5,000	5,172
4.80%, 11/18/2044	5,000	5,334

		986,225

SEMICONDUCTORS — 2.5%
Analog Devices, Inc. 3.90%, 12/15/2025	50,000	52,325
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	26,926
5.85%, 6/15/2041	34,000	43,250
Intel Corp.:
4.25%, 12/15/2042	10,000	10,819
4.80%, 10/1/2041	10,000	11,643
KLA-Tencor Corp. 4.13%, 11/1/2021	40,000	42,304
Lam Research Corp.:
2.75%, 3/15/2020	40,000	40,612
3.80%, 3/15/2025	30,000	30,928
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	100,000	101,771
NVIDIA Corp. 3.20%, 9/16/2026	100,000	100,026
QUALCOMM, Inc. 3.45%, 5/20/2025	40,000	41,299
Texas Instruments, Inc.:
2.63%, 5/15/2024	24,000	23,951
2.75%, 3/12/2021	25,000	25,556
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,053
2.95%, 6/1/2024	50,000	50,063
3.00%, 3/15/2021	20,000	20,364

		641,890

SOFTWARE — 1.2%
Activision Blizzard, Inc. 2.30%, 9/15/2021 (a)	25,000	24,853
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	76,979
CA, Inc. 5.38%, 12/1/2019	65,000	69,131
Electronic Arts, Inc. 3.70%, 3/1/2021	53,000	55,203
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	4,006
3.50%, 4/15/2023	4,000	4,126
3.63%, 10/15/2020	6,000	6,246
5.00%, 10/15/2025	2,000	2,229
Fiserv, Inc. 4.63%, 10/1/2020	30,000	31,968
Oracle Corp.:
2.25%, 10/8/2019	10,000	10,114
3.40%, 7/8/2024	10,000	10,445
6.13%, 7/8/2039	7,000	9,433

		304,733

TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
3.13%, 7/16/2022	10,000	10,249
6.13%, 3/30/2040	10,000	12,243
AT&T, Inc.:
2.30%, 3/11/2019	10,000	10,051
6.38%, 3/1/2041	7,000	8,227
British Telecommunications PLC 2.35%, 2/14/2019	105,000	105,639
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	31,413
Cisco Systems, Inc. 5.90%, 2/15/2039	7,000	9,203
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	61,000	89,741
Motorola Solutions, Inc.:
3.50%, 9/1/2021	50,000	51,255
3.75%, 5/15/2022	25,000	25,747
4.00%, 9/1/2024 (a)	50,000	51,112

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Orange SA:
1.63%, 11/3/2019	$50,000	$49,662
2.75%, 2/6/2019	10,000	10,119
5.50%, 2/6/2044	10,000	12,022
Qwest Corp. 6.88%, 9/15/2033	38,000	37,201
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	16,954
6.80%, 8/15/2018	75,000	78,244
Telefonica Emisiones SAU 4.57%, 4/27/2023	100,000	108,890
Verizon Communications, Inc.:
2.95%, 3/15/2022	10,000	10,158
4.75%, 11/1/2041	30,000	30,165
5.15%, 9/15/2023	10,000	11,227
Vodafone Group PLC:
1.50%, 2/19/2018	5,000	4,997
4.38%, 2/19/2043	50,000	50,317

		824,836

TEXTILES — 0.3%
Cintas Corp. No 2:
3.25%, 6/1/2022	50,000	51,447
6.15%, 8/15/2036	12,000	14,805

		66,252

TOBACCO — 0.1%
Reynolds American, Inc. 6.88%, 5/1/2020	25,000	27,866

TOYS/GAMES/HOBBIES — 0.3%
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,822
6.35%, 3/15/2040	25,000	30,428
Mattel, Inc.:
2.35%, 5/6/2019	5,000	5,011
6.20%, 10/1/2040	3,000	3,298

		68,559

TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	10,000	10,427
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,301
6.20%, 6/1/2036	7,000	9,252
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	15,000	16,231
5.75%, 3/15/2033	10,000	11,844
CSX Corp.:
3.35%, 11/1/2025	10,000	10,193
3.70%, 10/30/2020	15,000	15,628
FedEx Corp.:
2.63%, 8/1/2022	22,000	22,290
3.90%, 2/1/2035	25,000	25,312
Kansas City Southern:
3.00%, 5/15/2023	10,000	10,009
4.30%, 5/15/2043	25,000	25,098
Norfolk Southern Corp.:
3.15%, 6/1/2027	50,000	50,147
3.25%, 12/1/2021 (a)	2,000	2,061
4.80%, 8/15/2043	10,000	11,308
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	15,074
Series MTN, 2.45%, 9/3/2019	30,000	30,212
Series MTN, 2.50%, 9/1/2022	30,000	29,792

Union Pacific Corp.:
4.16%, 7/15/2022	15,000	16,182
4.30%, 6/15/2042	7,000	7,494
United Parcel Service, Inc.:
4.88%, 11/15/2040	17,000	19,994
5.13%, 4/1/2019	25,000	26,250

		380,099

TRUCKING & LEASING — 0.0% (d)
GATX Corp. 2.38%, 7/30/2018	7,000	7,027

WATER — 0.1%
American Water Capital Corp.:
4.30%, 12/1/2042	10,000	10,743
6.09%, 10/15/2017	10,000	10,015
United Utilities PLC 6.88%, 8/15/2028	15,000	18,363

		39,121

TOTAL CORPORATE BONDS & NOTES
(Cost $24,948,730)		25,401,360

	Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f)	461,976	461,976
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	407,390	407,390

TOTAL SHORT-TERM INVESTMENTS (Cost $869,366)		869,366

TOTAL INVESTMENTS — 101.5% (Cost $25,818,096)		26,270,726
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(377,887)

NET ASSETS — 100.0%		$25,892,839

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.
(g)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$278,680	$—	$278,680
Aerospace & Defense	—	618,209	—	618,209
Agriculture	—	242,603	—	242,603
Airlines	—	216,410	—	216,410
Apparel	—	62,249	—	62,249
Auto Manufacturers	—	86,431	—	86,431
Auto Parts & Equipment	—	211,604	—	211,604
Banks	—	2,008,165	—	2,008,165
Beverages	—	330,563	—	330,563
Biotechnology	—	253,818	—	253,818
Chemicals	—	627,032	—	627,032
Commercial Services	—	237,503	—	237,503
Construction Materials	—	339,376	—	339,376
Distribution & Wholesale	—	26,855	—	26,855
Diversified Financial Services	—	1,064,352	—	1,064,352
Electric	—	1,668,724	—	1,668,724
Electrical Components & Equipment	—	169,921	—	169,921
Electronics	—	362,565	—	362,565
Engineering & Construction	—	15,560	—	15,560
Environmental Control	—	137,754	—	137,754
Food	—	804,544	—	804,544
Forest Products & Paper	—	74,604	—	74,604
Gas	—	259,247	—	259,247
Hand & Machine Tools	—	42,510	—	42,510
Health Care Products	—	439,861	—	439,861
Health Care Services.	—	518,658	—	518,658
Holding Companies-Divers	—	15,473	—	15,473
Home Furnishings	—	130,723	—	130,723
Household Products	—	192,606	—	192,606
Household Products & Wares.	—	160,400	—	160,400
Housewares	—	73,626	—	73,626
Insurance	—	1,645,690	—	1,645,690
Internet	—	411,905	—	411,905
Investment Company Security	—	101,290	—	101,290
Iron/Steel	—	206,526	—	206,526
IT Services	—	204,126	—	204,126
Lodging	—	73,250	—	73,250
Machinery, Construction & Mining	—	68,220	—	68,220
Machinery-Diversified	—	159,935	—	159,935
Media	—	744,166	—	744,166
Metal Fabricate & Hardware	—	51,269	—	51,269
Mining	—	294,738	—	294,738
Miscellaneous Manufacturer	—	461,305	—	461,305
Office & Business Equipment	—	156,640	—	156,640
Oil & Gas	—	881,178	—	881,178
Oil & Gas Services	—	16,161	—	16,161
Packaging & Containers	—	110,431	—	110,431
Pharmaceuticals	—	1,109,191	—	1,109,191
Pipelines	—	880,982	—	880,982
Real Estate.	—	375,926	—	375,926
Real Estate Investment Trusts	—	2,431,197	—	2,431,197

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Retail	$—	$986,225	$—	$986,225
Semiconductors	—	641,890	—	641,890
Software	—	304,733	—	304,733
Telecommunications	—	824,836	—	824,836
Textiles	—	66,252	—	66,252
Tobacco	—	27,866	—	27,866
Toys/Games/Hobbies	—	68,559	—	68,559
Transportation	—	380,099	—	380,099
Trucking & Leasing	—	7,027	—	7,027
Water.	—	39,121	—	39,121
Short-Term Investments	869,366	—	—	869,366

TOTAL INVESTMENTS	$869,366	$25,401,360	$—	$26,270,726

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,414	$207,414	$998,790	$744,228	$—	$—	461,976	$461,976	$605
State Street Navigator Securities Lending Government Money Market Portfolio	629,470	629,470	1,614,005	1,836,085	—	—	407,390	407,390	4,196

TOTAL		$836,884	$2,612,795	$2,580,313	$—	$—		$869,366	$4,801

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 66.1%
APPAREL — 0.1%
Iconix Brand Group, Inc. 1.50%, 3/15/2018	$4,000,000	$3,962,000

AUTO MANUFACTURERS — 2.7%
Navistar International Corp. 4.75%, 4/15/2019	11,500,000	12,622,400
Tesla, Inc.:
0.25%, 3/1/2019	24,914,000	27,300,761
1.25%, 3/1/2021 (a)	37,050,000	41,692,365
2.38%, 3/15/2022	25,900,000	31,745,630

		113,361,156

BIOTECHNOLOGY — 3.0%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	15,000,000	15,213,000
0.75%, 10/15/2018	10,000,000	11,149,000
1.50%, 10/15/2020	10,200,000	12,261,420
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)	18,445,000	19,457,630
0.50%, 6/15/2021 (a)	15,800,000	17,981,980
Intercept Pharmaceuticals, Inc.
3.25%, 7/1/2023	10,500,000	8,167,950
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	15,915,000	16,892,181
Medicines Co.:
2.50%, 1/15/2022	9,000,000	11,398,500
2.75%, 7/15/2023	11,400,000	11,993,940

		124,515,601

COMMERCIAL SERVICES — 1.2%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	9,000,000	12,151,800
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	9,500,000	9,211,200
2.88%, 7/15/2019	10,700,000	11,362,330
Square, Inc. 0.38%, 3/1/2022 (b)	13,000,000	18,214,300

		50,939,630

CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV 3.75%, 3/15/2018	10,000,000	11,379,000

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022	14,650,000	16,415,325

ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
General Cable Corp. 4.50%, 11/15/2029 (c)	11,000,000	9,788,900
SunPower Corp. 4.00%, 1/15/2023	21,445,000	17,707,137

		27,496,037

ENERGY-ALTERNATE SOURCES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (a)	15,957,000	15,140,002

ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries, Inc. 0.75%, 9/15/2021	14,500,000	16,547,400

GAS — 0.9%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	489,421	36,246,519

HEALTH CARE PRODUCTS — 1.6%
Hologic, Inc. Zero Coupon, 12/15/2043 (c)	10,000,000	12,090,000
NuVasive, Inc. 2.25%, 3/15/2021	19,982,000	22,815,448
Wright Medical Group NV 2.25%, 11/15/2021	8,750,000	11,824,750
Wright Medical Group, Inc. 2.00%, 2/15/2020	18,478,000	19,972,870

		66,703,068

HEALTH CARE SERVICES — 1.5%
Anthem, Inc. 2.75%, 10/15/2042	13,468,000	35,000,638
Molina Healthcare, Inc. 1.13%, 1/15/2020	17,500,000	30,171,750

		65,172,388

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018	17,372,000	22,267,430

INTERNET — 12.2%
Altaba, Inc. Zero Coupon, 12/1/2018	37,656,000	48,960,331
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	22,625,000	25,699,738
1.25%, 10/15/2018	5,000,000	6,910,000
1.25%, 9/15/2022	33,325,000	35,967,673
1.99%, 7/1/2025	10,000,000	12,103,000
FireEye, Inc.:
Series A, 1.00%, 6/1/2035 (a)	12,250,000	11,586,050
Series B, 1.63%, 6/1/2035	14,000,000	13,034,000
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	10,000,000	10,428,000
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a) (b)	11,000,000	11,701,800
Priceline Group, Inc.:
0.35%, 6/15/2020	30,327,000	43,625,389
0.90%, 9/15/2021 (a)	26,950,000	31,016,755
1.00%, 3/15/2018	26,986,000	52,150,445
Twitter, Inc.:
0.25%, 9/15/2019	24,200,000	22,893,200
1.00%, 9/15/2021	24,500,000	22,495,900
VeriSign, Inc. 4.70%, 8/15/2037	33,148,000	102,951,058
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	18,822,000	18,535,906
Wayfair, Inc. 0.38%, 9/1/2022 (b)	12,000,000	11,580,000
Yandex NV 1.13%, 12/15/2018	10,500,000	10,471,650
Zillow Group, Inc. 2.00%, 12/1/2021 (b)	14,300,000	15,458,300

		507,569,195

INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp. 3.75%, 2/1/2022 (b)	12,000,000	12,229,200
Prospect Capital Corp. 4.75%, 4/15/2020	11,800,000	11,922,720

		24,151,920

IT SERVICES — 0.8%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (a)	18,051,000	18,079,882

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lumentum Holdings, Inc. 0.25%, 3/15/2024 (b)	$12,500,000	$14,282,500

		32,362,382

MEDIA — 5.1%
DISH Network Corp.:
2.38%, 3/15/2024 (b)	26,400,000	26,231,040
3.38%, 8/15/2026	81,142,000	90,676,185
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	19,390,000	23,029,503
3.50%, 1/15/2031	8,500,000	4,686,050
3.75%, 2/15/2030	12,000,000	8,494,800
4.00%, 11/15/2029	10,000,000	7,108,000
Liberty Media Corp-Liberty Formula One 1.00%, 1/30/2023 (b)	7,000,000	8,313,200
Liberty Media Corp.:
1.38%, 10/15/2023	25,627,000	30,908,725
2.25%, 9/30/2046	13,500,000	14,328,900

		213,776,403

METAL FABRICATE & HARDWARE — 0.3%
RTI International Metals, Inc. 1.63%, 10/15/2019	10,500,000	11,705,400

MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	10,000,000	11,023,000

MISCELLANEOUS MANUFACTURER — 0.4%
Trinity Industries, Inc. 3.88%, 6/1/2036	12,000,000	16,116,000

OIL & GAS — 2.7%
Cheniere Energy, Inc. 4.25%, 3/15/2045	19,050,000	13,214,985
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)	41,600,000	38,209,600
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (a)	18,815,000	4,562,638
3.13%, 5/15/2024	27,165,000	5,297,175
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a) (b)	26,300,000	22,344,480
Nabors Industries, Inc. 0.75%, 1/15/2024 (a) (b)	16,700,000	13,592,130
Whiting Petroleum Corp. 1.25%, 4/1/2020	17,800,000	15,902,520

		113,123,528

OIL & GAS SERVICES — 1.0%
Weatherford International, Ltd. 5.88%, 7/1/2021	37,800,000	41,281,380

PHARMACEUTICALS — 2.9%
DexCom, Inc. 0.75%, 5/15/2022 (b)	10,000,000	8,880,000
Herbalife, Ltd. 2.00%, 8/15/2019 (a)	30,308,000	30,329,215
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	5,000,000	4,514,000
Impax Laboratories, Inc. 2.00%, 6/15/2022	17,100,000	15,432,750
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	15,000,000	14,719,500
1.88%, 8/15/2021 (a)	15,222,000	16,051,599
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	16,100,000	18,307,310

Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (a)	13,297,000	11,981,927

		120,216,301

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	11,450,000	11,519,845
Colony NorthStar, Inc. 3.88%, 1/15/2021	11,000,000	10,983,500
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (b)	18,080,000	19,707,200
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	11,000,000	11,068,200
Starwood Property Trust, Inc.:
4.00%, 1/15/2019	9,250,000	10,286,925
4.55%, 3/1/2018	10,000,000	10,569,000
VEREIT, Inc.:
3.00%, 8/1/2018	20,284,000	20,348,909
3.75%, 12/15/2020	1,025,000	1,068,152

		95,551,731

RETAIL — 0.1%
RH Zero Coupon, 6/15/2019 (b)	7,000,000	6,405,700

SEMICONDUCTORS — 14.6%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	23,500,000	41,895,800
Integrated Device Technology, Inc. 0.88%, 11/15/2022	9,000,000	9,616,500
Intel Corp.:
3.25%, 8/1/2039	52,403,000	96,290,512
3.49%, 12/15/2035	42,019,000	59,734,210
Microchip Technology, Inc.:
1.63%, 2/15/2025	45,910,000	80,062,449
1.63%, 2/15/2027 (b)	54,600,000	66,284,400
2.25%, 2/15/2037 (b)	18,100,000	21,973,400
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	27,675,000	38,282,827
Novellus Systems, Inc. 2.63%, 5/15/2041	14,122,000	77,555,200
NXP Semiconductors NV 1.00%, 12/1/2019	29,700,000	35,901,360
ON Semiconductor Corp.:
1.00%, 12/1/2020	18,175,000	21,637,338
1.63%, 10/15/2023 (a) (b)	15,350,000	17,813,675
Silicon Laboratories, Inc. 1.38%, 3/1/2022 (b)	10,000,000	11,032,000
Synaptics, Inc. 0.50%, 6/15/2022 (b)	14,850,000	13,468,950
Teradyne, Inc. 1.25%, 12/15/2023 (a) (b)	13,500,000	17,945,550

		609,494,171

SOFTWARE — 7.1%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019	20,300,000	19,735,660
Citrix Systems, Inc. 0.50%, 4/15/2019	38,040,000	44,153,028
HubSpot, Inc. 0.25%, 6/1/2022 (b)	10,841,000	12,009,660
j2 Global, Inc. 3.25%, 6/15/2029	10,000,000	12,376,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Nuance Communications, Inc.:
1.00%, 12/15/2035	$22,645,000	$21,209,307
1.25%, 4/1/2025 (b)	12,000,000	11,617,200
Red Hat, Inc. 0.25%, 10/1/2019	21,055,000	32,414,173
salesforce.com, Inc. 0.25%, 4/1/2018	30,475,000	42,759,472
ServiceNow, Inc.:
Zero Coupon, 11/1/2018 (a)	14,618,000	23,423,883
Zero Coupon, 6/1/2022 (b)	20,800,000	22,322,560
Verint Systems, Inc. 1.50%, 6/1/2021	10,500,000	10,300,500
Workday, Inc.:
0.25%, 10/1/2022 (b)	31,100,000	30,841,870
0.75%, 7/15/2018	10,000,000	13,042,000

		296,205,313

TELECOMMUNICATIONS — 1.9%
Finisar Corp. 0.50%, 12/15/2036 (b)	16,925,000	15,860,418
Gogo, Inc. 3.75%, 3/1/2020	10,000,000	9,166,000
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	17,475,000	24,075,307
Viavi Solutions, Inc.:
0.63%, 8/15/2033	20,050,000	21,052,500
1.00%, 3/1/2024 (b)	8,000,000	8,045,600

		78,199,825

TRANSPORTATION — 0.2%
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (b)	10,000,000	9,001,000

TOTAL CORPORATE BONDS & NOTES
(Cost $2,539,549,576)		2,756,328,805

	Shares
CONVERTIBLE PREFERRED STOCKS — 32.9%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	209,000	21,738,989

BANKS — 6.4%
Bank of America Corp. Series L, 7.25%, 12/31/2049	83,662	108,883,583
Huntington Bancshares, Inc. Series A, 8.50%, 1/15/2018	8,000	11,840,000
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	110,434	145,220,710

		265,944,293

ELECTRIC — 3.3%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	731,500	37,123,625
DTE Energy Co. 6.50%, 10/1/2019	417,118	22,712,075
Dynegy, Inc. 7.00%, 7/1/2019	120,000	8,085,600
NextEra Energy, Inc. 6.12%, 9/1/2019	783,600	43,317,408
NextEra Energy, Inc. 6.37%, 9/1/2018	365,897	24,262,630

		135,501,338

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019	163,250	17,640,795

ENVIRONMENTAL CONTROL — 0.4%
Stericycle, Inc. 5.25%, 9/15/2018 (a)	258,000	15,180,720

HAND & MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a)	223,500	25,624,275

HEALTH CARE PRODUCTS — 2.3%
Alere, Inc. Series B, 3.00%, 12/31/2049	58,961	23,643,361
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,298,500	71,755,110

		95,398,471

HEALTH CARE SERVICES — 0.8%
Anthem, Inc. 5.25%, 5/1/2018	653,000	34,145,370

INVESTMENT COMPANY SECURITY — 8.4%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (b)	1,778,450	348,841,189

METAL FABRICATE & HARDWARE — 0.2%
Rexnord Corp. Series A, 5.75%, 11/15/2019	150,500	8,760,605

OIL & GAS — 1.1%
Anadarko Petroleum Corp. 7.50%, 6/7/2018	285,000	11,328,750
Hess Corp. 8.00%, 2/1/2019	364,174	21,471,699
Southwestern Energy Co. Series B, 6.25%, 1/15/2018	1,011,633	14,425,886

		47,226,335

PHARMACEUTICALS — 3.3%
Allergan PLC Series A, 5.50%, 3/1/2018	141,681	104,535,075
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	97,000	33,430,080

		137,965,155

PIPELINES — 0.9%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	911,625	38,789,644

REAL ESTATE INVESTMENT TRUSTS — 2.8%
American Tower Corp. 5.50%, 2/15/2018	359,129	43,842,468
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	43,150	46,084,200
Welltower, Inc. Series I, 6.50%, 12/31/2049	412,038	26,135,571

		116,062,239

TELECOMMUNICATIONS — 1.5%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	612,283	11,780,325
T-Mobile US, Inc. 5.50%, 12/15/2017	522,545	52,207,471

		63,987,796

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,338,624,962)		1,372,807,214

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e)	41,159,212	$41,159,212
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	158,943,421	158,943,421

TOTAL SHORT-TERM INVESTMENTS (Cost $200,102,633)		200,102,633

TOTAL INVESTMENTS — 103.8% (Cost $4,078,277,171)		4,329,238,652
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(158,449,822)

NET ASSETS — 100.0%		$4,170,788,830

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.6% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Apparel	$—	$3,962,000	$—	$3,962,000
Auto Manufacturers.	—	113,361,156	—	113,361,156
Biotechnology.	—	124,515,601	—	124,515,601
Commercial Services.	—	50,939,630	—	50,939,630
Construction Materials.	—	11,379,000	—	11,379,000
Diversified Financial Services	—	16,415,325	—	16,415,325
Electrical Components & Equipment	—	27,496,037	—	27,496,037
Energy-Alternate Sources	—	15,140,002	—	15,140,002
Engineering & Construction	—	16,547,400	—	16,547,400
Gas	—	36,246,519	—	36,246,519
Health Care Products	—	66,703,068	—	66,703,068
Health Care Services	—	65,172,388	—	65,172,388
Insurance	—	22,267,430	—	22,267,430
Internet	—	507,569,195	—	507,569,195
Investment Company Security	—	24,151,920	—	24,151,920
IT Services	—	32,362,382	—	32,362,382
Media.	—	213,776,403	—	213,776,403
Metal Fabricate & Hardware	—	11,705,400	—	11,705,400
Mining	—	11,023,000	—	11,023,000
Miscellaneous Manufacturer	—	16,116,000	—	16,116,000
Oil & Gas	—	113,123,528	—	113,123,528
Oil & Gas Services	—	41,281,380	—	41,281,380
Pharmaceuticals	—	120,216,301	—	120,216,301
Real Estate Investment Trusts	—	95,551,731	—	95,551,731
Retail	—	6,405,700	—	6,405,700
Semiconductors.	—	609,494,171	—	609,494,171
Software	—	296,205,313	—	296,205,313
Telecommunications	—	78,199,825	—	78,199,825
Transportation.	—	9,001,000	—	9,001,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level3 — Significant Unobservable Inputs	Total
Convertible Preferred Stocks
Agriculture	$21,738,989	$—	$—	$21,738,989
Banks.	265,944,293	—	—	265,944,293
Electric.	135,501,338	—	—	135,501,338
Electrical Components & Equipment	17,640,795	—	—	17,640,795
Environmental Control.	15,180,720	—	—	15,180,720
Hand & Machine Tools	25,624,275	—	—	25,624,275
Health Care Products	95,398,471	—	—	95,398,471
Health Care Services	34,145,370	—	—	34,145,370
Investment Company Security	—	348,841,189	—	348,841,189
Metal Fabricate & Hardware	8,760,605	—	—	8,760,605
Oil & Gas	47,226,335	—	—	47,226,335
Pharmaceuticals	137,965,155	—	—	137,965,155
Pipelines.	38,789,644	—	—	38,789,644
Real Estate Investment Trusts	116,062,239	—	—	116,062,239
Telecommunications	63,987,796	—	—	63,987,796
Short-Term Investments	200,102,633	—	—	200,102,633

TOTAL INVESTMENTS	$1,224,068,658	$3,105,169,994	$—	$4,329,238,652

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,165,306	$50,165,306	$157,599,849	$166,605,943	$—	$—	41,159,212	$41,159,212	$45,436
State Street Navigator Securities Lending Government Money Market Portfolio	146,798,009	146,798,009	245,470,548	233,325,136	—	—	158,943,421	158,943,421	494,317

TOTAL		$196,963,315	$403,070,397	$399,931,079	$—	$—		$200,102,633	$539,753

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$508,962	$514,807
2.50%, 6/1/2028	254,107	257,066
2.50%, 10/1/2029	89,443	90,358
2.50%, 1/1/2031	304,716	307,692
2.50%, 6/1/2031	1,525,453	1,537,700
2.50%, 10/1/2031	1,532,106	1,544,406
2.50%, 12/1/2031	330,719	333,374
3.00%, 10/1/2026	408,050	419,860
3.00%, 12/1/2026	817,637	841,300
3.00%, 10/1/2028	716,549	737,562
3.00%, 2/1/2029	68,339	70,357
3.00%, 5/1/2029	408,104	420,030
3.00%, 7/1/2029	144,983	149,220
3.00%, 8/1/2029	426,470	438,933
3.00%, 9/1/2029	103,462	106,485
3.00%, 2/1/2032	359,484	369,647
3.00%, 5/1/2035	289,124	294,773
3.00%, 7/1/2035	597,342	609,013
3.00%, 4/1/2036	646,171	658,796
3.00%, 2/1/2043	287,999	290,609
3.00%, 3/1/2043	476,751	480,969
3.00%, 6/1/2043	134,088	135,275
3.00%, 7/1/2043	269,434	271,818
3.00%, 8/1/2043	131,495	132,659
3.00%, 9/1/2043	139,514	140,748
3.00%, 10/1/2043	1,046,718	1,055,980
3.00%, 1/1/2045	268,415	270,279
3.00%, 6/1/2045	186,373	187,416
3.00%, 7/1/2045	221,413	222,651
3.00%, 8/1/2045	255,216	256,643
3.00%, 4/1/2046	804,911	808,140
3.00%, 6/1/2046	354,238	355,659
3.00%, 8/1/2046	360,638	362,085
3.00%, 9/1/2046	1,184,814	1,189,566
3.00%, 10/1/2046	1,081,983	1,086,323
3.00%, 11/1/2046	1,652,599	1,659,228
3.00%, 12/1/2046	1,689,706	1,696,484
3.00%, 1/1/2047	951,105	954,920
3.00%, 2/1/2047	1,159,855	1,164,507
3.50%, 6/1/2019	52,285	54,661
3.50%, 3/1/2021	289,133	302,263
3.50%, 2/1/2026	320,688	335,251
3.50%, 10/1/2026	250,268	261,633
3.50%, 1/1/2029	70,342	73,562
3.50%, 6/1/2029	118,712	124,203
3.50%, 8/1/2029	76,826	80,379
3.50%, 2/1/2030	49,290	51,595
3.50%, 7/1/2035	279,858	291,452
3.50%, 7/1/2042	60,319	62,508
3.50%, 3/1/2043	236,708	245,202
3.50%, 5/1/2043	680,267	704,680
3.50%, 8/1/2043	1,361,778	1,410,648
3.50%, 11/1/2043	129,104	133,737
3.50%, 6/1/2044	281,040	290,449
3.50%, 8/1/2044	127,055	131,309
3.50%, 10/1/2044	106,942	110,523
3.50%, 11/1/2044	218,042	225,342

3.50%, 12/1/2044	509,928	527,001
3.50%, 1/1/2045	115,262	119,121
3.50%, 2/1/2045	485,286	501,533
3.50%, 7/1/2045	404,943	417,899
3.50%, 10/1/2045	472,511	487,629
3.50%, 11/1/2045	347,120	358,225
3.50%, 12/1/2045	656,852	677,867
3.50%, 1/1/2046	683,582	705,453
3.50%, 3/1/2046	805,845	831,628
3.50%, 5/1/2046	782,572	807,502
3.50%, 9/1/2046	605,311	624,594
3.50%, 12/1/2046	794,100	819,397
3.50%, 2/1/2047	733,535	756,903
3.50%, 4/1/2047	1,581,824	1,632,254
3.50%, 6/1/2047	926,389	955,922
3.50%, 8/1/2047	941,996	972,027
4.00%, 5/1/2021	147,909	154,761
4.00%, 6/1/2035	258,479	275,054
4.00%, 10/1/2040	124,665	131,991
4.00%, 12/1/2041	154,817	163,918
4.00%, 4/1/2042	82,288	87,125
4.00%, 6/1/2042	263,995	279,764
4.00%, 10/1/2043	383,802	406,364
4.00%, 5/1/2044	198,431	209,234
4.00%, 7/1/2044	349,751	368,791
4.00%, 10/1/2044	313,390	330,451
4.00%, 12/1/2044	91,233	96,200
4.00%, 4/1/2045	134,430	141,683
4.00%, 10/1/2045	416,647	439,127
4.00%, 12/1/2045	602,523	635,032
4.00%, 1/1/2046	1,631,220	1,719,232
4.00%, 1/1/2047	708,729	747,089
4.00%, 6/1/2047	555,933	586,109
4.00%, 8/1/2047	1,512,089	1,594,168
4.00%, 9/1/2047	498,665	525,733
4.50%, 2/1/2039	125,880	135,104
4.50%, 7/1/2041	279,835	301,542
4.50%, 9/1/2041	81,060	87,347
4.50%, 10/1/2041	611,886	658,379
4.50%, 10/1/2043	188,136	202,056
4.50%, 3/1/2044	406,650	436,378
4.50%, 7/1/2044	802,497	861,164
4.50%, 9/1/2044	511,075	548,438
4.50%, 7/1/2045	676,633	728,046
4.50%, 8/1/2045	100,538	107,939
5.00%, 9/1/2031	208,061	225,952
5.00%, 9/1/2038	56,635	61,933
5.00%, 1/1/2039	133,915	146,443
5.00%, 9/1/2039	387,566	422,579
5.00%, 12/1/2041	188,234	204,945
5.50%, 1/1/2028	28,382	31,390
5.50%, 9/1/2035	4,035	4,475
5.50%, 6/1/2036	29,845	33,114
5.50%, 12/1/2036	30,810	34,185
5.50%, 7/1/2037	377,798	419,184
5.50%, 4/1/2038	226,480	250,893
5.50%, 5/1/2038	4,240	4,697
5.50%, 8/1/2038	418,185	463,994
6.00%, 7/1/2040	789,748	884,222

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

TBA, 3.00%, 10/1/2032	$500,000	$513,906
TBA, 3.00%, 10/1/2047	300,000	301,008
TBA, 3.50%, 10/1/2047	1,150,000	1,185,758
TBA, 4.00%, 10/1/2047	800,000	842,281
Federal National Mortgage Association:
2.00%, 11/1/2031	263,663	259,509
2.50%, 7/1/2028	679,058	686,572
2.50%, 8/1/2028	341,172	344,947
2.50%, 10/1/2028	160,736	162,515
2.50%, 3/1/2029	543,595	549,573
2.50%, 2/1/2030	129,730	130,965
2.50%, 5/1/2030	167,070	168,583
2.50%, 7/1/2030	144,402	145,709
2.50%, 2/1/2031	820,889	828,322
2.50%, 10/1/2031	1,731,420	1,744,022
2.50%, 11/1/2031	1,377,504	1,387,530
2.50%, 12/1/2031	613,106	617,569
3.00%, 12/1/2026	101,504	104,426
3.00%, 3/1/2027	885,354	911,142
3.00%, 8/1/2027	795,923	818,833
3.00%, 10/1/2028	142,926	147,127
3.00%, 11/1/2028	206,375	212,441
3.00%, 6/1/2029	114,605	117,931
3.00%, 7/1/2029	208,817	214,878
3.00%, 8/1/2029	262,536	270,157
3.00%, 9/1/2029	101,621	104,571
3.00%, 4/1/2030	312,546	321,393
3.00%, 5/1/2030	847,810	872,505
3.00%, 6/1/2030	153,170	157,506
3.00%, 9/1/2030	115,259	118,522
3.00%, 11/1/2030	433,728	446,004
3.00%, 12/1/2030	151,484	155,771
3.00%, 4/1/2031	225,368	231,681
3.00%, 1/1/2035	238,331	242,991
3.00%, 2/1/2035	332,682	339,186
3.00%, 2/1/2036	311,853	317,819
3.00%, 10/1/2036	609,494	620,651
3.00%, 11/1/2036	1,136,308	1,157,108
3.00%, 4/1/2043	1,011,497	1,020,259
3.00%, 5/1/2043	611,521	616,819
3.00%, 6/1/2043	437,256	441,044
3.00%, 7/1/2043	695,622	701,648
3.00%, 8/1/2043	1,061,527	1,070,722
3.00%, 9/1/2043	222,600	224,528
3.00%, 1/1/2044	104,699	105,606
3.00%, 12/1/2044	281,146	282,942
3.00%, 4/1/2045	635,376	638,777
3.00%, 9/1/2045	254,781	256,145
3.00%, 11/1/2045	1,390,929	1,398,375
3.00%, 12/1/2045	313,609	315,288
3.00%, 5/1/2046	341,979	343,293
3.00%, 7/1/2046	1,511,036	1,516,843
3.00%, 8/1/2046	1,184,981	1,189,535
3.00%, 9/1/2046	1,260,881	1,265,727
3.00%, 10/1/2046	2,504,377	2,514,002
3.00%, 11/1/2046	541,327	543,407
3.00%, 12/1/2046	3,526,751	3,540,304
3.00%, 1/1/2047	2,513,854	2,523,515
3.50%, 10/1/2025	203,940	212,568

3.50%, 11/1/2025	241,376	251,589
3.50%, 1/1/2027	175,382	182,802
3.50%, 1/1/2029	163,024	169,961
3.50%, 5/1/2029	247,309	257,958
3.50%, 10/1/2029	75,403	78,650
3.50%, 12/1/2030	218,289	227,770
3.50%, 2/1/2031	873,504	910,542
3.50%, 6/1/2034	401,019	418,312
3.50%, 7/1/2034	461,090	480,974
3.50%, 2/1/2037	772,608	803,659
3.50%, 7/1/2037	492,838	512,604
3.50%, 12/1/2040	337,580	350,121
3.50%, 1/1/2041	329,519	341,761
3.50%, 5/1/2042	666,478	690,468
3.50%, 6/1/2042	526,003	544,936
3.50%, 1/1/2043	165,514	171,471
3.50%, 5/1/2043	382,319	395,934
3.50%, 6/1/2043	924,156	957,065
3.50%, 1/1/2044	181,531	187,996
3.50%, 9/1/2044	528,750	546,268
3.50%, 10/1/2044	107,449	111,009
3.50%, 1/1/2045	659,621	681,476
3.50%, 2/1/2045	1,284,435	1,329,301
3.50%, 4/1/2045	255,304	263,412
3.50%, 5/1/2045	158,247	163,272
3.50%, 8/1/2045	447,769	461,989
3.50%, 9/1/2045	1,460,306	1,513,132
3.50%, 11/1/2045	950,860	981,056
3.50%, 12/1/2045	1,695,188	1,749,022
3.50%, 2/1/2046	2,542,440	2,623,075
3.50%, 3/1/2046	1,015,855	1,048,116
3.50%, 4/1/2046	1,614,215	1,665,267
3.50%, 6/1/2046	1,175,918	1,213,107
3.50%, 2/1/2047	982,023	1,013,081
3.50%, 4/1/2047	746,609	770,232
3.50%, 5/1/2047	744,678	768,229
3.50%, 6/1/2047	754,868	778,753
3.50%, 9/1/2047	772,168	796,599
3.50%, 10/1/2047	500,000	515,820
4.00%, 5/1/2020	2,795	2,890
4.00%, 7/1/2021	41,963	43,706
4.00%, 8/1/2026	92,483	96,875
4.00%, 1/1/2034	317,772	337,863
4.00%, 10/1/2040	362,283	383,497
4.00%, 12/1/2040	291,397	308,460
4.00%, 1/1/2041	1,440,144	1,524,476
4.00%, 2/1/2041	412,820	436,994
4.00%, 10/1/2041	116,391	123,207
4.00%, 12/1/2041	148,203	156,887
4.00%, 4/1/2042	518,026	548,899
4.00%, 10/1/2043	2,588,711	2,740,597
4.00%, 12/1/2043	195,334	206,266
4.00%, 2/1/2044	188,556	199,109
4.00%, 6/1/2044	152,360	160,629
4.00%, 7/1/2044	487,459	513,917
4.00%, 9/1/2044	103,033	108,625
4.00%, 10/1/2044	132,444	139,632
4.00%, 12/1/2044	190,562	200,905
4.00%, 1/1/2045	65,776	69,346

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 3/1/2045	$127,596	$134,491
4.00%, 5/1/2045	499,584	526,583
4.00%, 7/1/2045	208,344	219,603
4.00%, 9/1/2045	927,306	977,421
4.00%, 12/1/2045	1,363,539	1,437,229
4.00%, 3/1/2046	244,469	257,710
4.00%, 4/1/2046	897,581	946,193
4.00%, 7/1/2046	630,444	664,589
4.00%, 11/1/2046	952,419	1,004,002
4.00%, 7/1/2047	466,976	492,087
4.00%, 8/1/2047	495,313	521,949
4.00%, 9/1/2047	920,627	970,134
4.50%, 9/1/2018	16,022	16,386
4.50%, 4/1/2019	26,632	27,236
4.50%, 11/1/2024	44,921	47,369
4.50%, 4/1/2031	93,894	101,049
4.50%, 5/1/2041	248,224	267,418
4.50%, 9/1/2041	146,552	158,098
4.50%, 1/1/2042	287,792	310,464
4.50%, 9/1/2043	621,924	669,820
4.50%, 10/1/2043	246,153	264,728
4.50%, 12/1/2043	345,772	371,864
4.50%, 3/1/2044	78,447	84,286
4.50%, 4/1/2044	69,610	74,791
4.50%, 5/1/2044	780,644	839,035
4.50%, 6/1/2044	518,649	557,251
4.50%, 10/1/2044	354,222	380,586
4.50%, 8/1/2047	392,966	423,159
4.50%, 9/1/2047	794,809	855,875
5.00%, 2/1/2019	24,973	25,550
5.00%, 3/1/2019	18,156	18,576
5.00%, 6/1/2039	609,075	669,146
5.00%, 6/1/2040	393,285	429,941
5.00%, 7/1/2040	196,803	215,146
5.00%, 9/1/2040	183,282	200,365
5.00%, 2/1/2041	145,841	159,434
5.00%, 7/1/2041	559,508	614,751
5.00%, 9/1/2041	628,918	687,827
5.00%, 3/1/2042	319,667	349,462
5.00%, 7/1/2044	129,652	142,144
5.00%, 1/1/2045	127,197	139,453
5.50%, 1/1/2035	472,834	525,996
5.50%, 4/1/2036	249,650	277,557
5.50%, 11/1/2038	106,415	118,165
5.50%, 12/1/2038	45,453	50,515
5.50%, 12/1/2039	98,878	109,796
5.50%, 7/1/2041	220,791	245,521
5.50%, 5/1/2044	891,468	988,738
6.00%, 1/1/2037	59,904	66,994
6.00%, 9/1/2037	73,197	81,860
6.00%, 9/1/2039	55,696	62,395
6.00%, 6/1/2040	132,143	147,783
6.00%, 10/1/2040	171,240	191,838
TBA, 3.00%, 10/1/2032	500,000	513,750
TBA, 3.50%, 10/1/2047	1,025,000	1,056,711
TBA, 4.00%, 10/1/2047	600,000	631,641
Government National Mortgage Association:
2.50%, 1/20/2043	102,727	101,310
3.00%, 5/20/2032	710,636	732,338

3.00%, 5/15/2042	161,852	164,767
3.00%, 8/20/2042	415,504	424,050
3.00%, 12/20/2042	417,530	426,118
3.00%, 1/20/2043	1,327,947	1,355,260
3.00%, 3/20/2043	502,177	511,841
3.00%, 4/20/2043	308,605	314,544
3.00%, 8/20/2043	353,584	360,389
3.00%, 12/20/2044	184,400	187,319
3.00%, 2/15/2045	199,837	203,053
3.00%, 3/15/2045	161,625	163,933
3.00%, 3/20/2045	99,423	100,961
3.00%, 4/20/2045	301,424	306,086
3.00%, 6/20/2045	127,656	129,630
3.00%, 7/20/2045	666,202	676,506
3.00%, 8/20/2045	148,973	151,277
3.00%, 12/20/2045	116,215	118,012
3.00%, 4/20/2046	319,843	324,592
3.00%, 5/20/2046	525,098	532,895
3.00%, 7/20/2046	374,882	380,448
3.00%, 8/20/2046	773,584	785,070
3.00%, 9/20/2046	2,420,031	2,455,963
3.00%, 10/20/2046	1,412,209	1,433,177
3.00%, 11/20/2046	1,463,581	1,485,312
3.00%, 12/20/2046	1,220,962	1,239,090
3.00%, 1/20/2047	1,353,481	1,373,577
3.00%, 2/20/2047	741,226	752,231
3.00%, 5/20/2047	1,073,797	1,089,818
3.00%, 6/20/2047	227,976	231,377
3.50%, 2/15/2042	296,464	310,024
3.50%, 4/15/2042	129,453	135,374
3.50%, 6/20/2042	751,990	785,955
3.50%, 10/20/2042	550,751	575,627
3.50%, 11/20/2042	86,752	90,670
3.50%, 2/20/2043	295,470	308,337
3.50%, 3/20/2043	315,795	329,898
3.50%, 4/20/2043	243,057	254,035
3.50%, 5/20/2043	306,553	319,903
3.50%, 7/20/2043	739,450	771,651
3.50%, 9/20/2043	381,276	397,880
3.50%, 1/20/2044	348,727	363,914
3.50%, 3/20/2044	233,149	242,990
3.50%, 4/20/2044	333,310	347,379
3.50%, 5/20/2044	350,824	365,632
3.50%, 7/20/2044	180,667	188,293
3.50%, 8/20/2044	258,188	269,086
3.50%, 10/20/2044	111,335	116,035
3.50%, 12/20/2044	75,220	78,396
3.50%, 2/20/2045	75,198	78,372
3.50%, 3/20/2045	98,148	102,140
3.50%, 4/20/2045	320,791	333,840
3.50%, 5/20/2045	332,809	346,347
3.50%, 6/20/2045	172,159	179,163
3.50%, 7/20/2045	1,454,361	1,513,523
3.50%, 9/20/2045	443,132	461,158
3.50%, 10/20/2045	502,111	522,536
3.50%, 12/20/2045	106,690	111,030
3.50%, 4/20/2046	463,239	482,115
3.50%, 5/20/2046	822,291	855,798
3.50%, 6/20/2046	1,399,420	1,456,444
3.50%, 7/20/2046	2,108,386	2,194,299

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 8/20/2046	$1,531,448	$1,593,852
3.50%, 9/20/2046	1,690,646	1,759,537
3.50%, 10/20/2046	510,391	531,189
3.50%, 1/20/2047	368,189	383,192
3.50%, 3/20/2047	745,342	775,874
3.50%, 5/20/2047	1,412,952	1,470,831
3.50%, 6/20/2047	763,205	794,469
3.50%, 9/20/2047	400,000	416,385
4.00%, 2/15/2040	15,812	16,792
4.00%, 4/15/2040	171,759	182,008
4.00%, 11/20/2041	156,272	166,315
4.00%, 2/20/2042	172,978	184,094
4.00%, 5/20/2042	152,975	162,810
4.00%, 8/20/2042	69,309	73,765
4.00%, 8/20/2043	186,555	198,210
4.00%, 3/20/2044	208,743	221,745
4.00%, 6/20/2044	279,858	297,290
4.00%, 7/15/2044	236,794	250,290
4.00%, 7/20/2044	211,777	224,969
4.00%, 8/20/2044	86,264	91,637
4.00%, 12/20/2044	103,540	109,989
4.00%, 1/20/2045	185,490	197,044
4.00%, 2/20/2045	144,437	153,434
4.00%, 5/15/2045	123,750	131,018
4.00%, 6/15/2045	162,702	172,258
4.00%, 8/20/2045	154,090	163,087
4.00%, 9/20/2045	573,573	607,064
4.00%, 10/20/2045	296,883	314,218
4.00%, 11/20/2045	779,402	824,911
4.00%, 1/20/2046	186,060	196,924
4.00%, 2/20/2046	1,763,041	1,865,985
4.00%, 4/20/2046	625,577	662,104
4.00%, 5/20/2046	1,817,760	1,923,898
4.00%, 5/20/2047	589,173	621,452
4.00%, 9/20/2047	300,000	316,436
4.50%, 6/15/2039	42,968	46,206
4.50%, 4/15/2040	168,142	180,553
4.50%, 6/15/2040	150,647	161,766
4.50%, 9/20/2040	155,121	166,637
4.50%, 3/15/2041	86,835	93,245
4.50%, 6/15/2041	47,089	50,611
4.50%, 7/15/2041	70,262	75,517
4.50%, 7/20/2041	291,457	313,098
4.50%, 10/20/2043	69,468	74,320
4.50%, 12/20/2043	181,179	193,833
4.50%, 1/20/2044	142,335	152,276
4.50%, 4/20/2044	206,084	220,477
4.50%, 5/20/2045	123,017	132,161
4.50%, 10/20/2045	180,051	193,436
4.50%, 6/20/2046	407,304	437,581
4.50%, 7/20/2046	219,003	235,283
4.50%, 12/20/2046	469,601	502,400
4.50%, 7/20/2047	496,113	529,499
4.50%, 8/20/2047	499,082	534,002
5.00%, 12/15/2038	54,743	60,098
5.00%, 5/15/2039	57,434	63,052
5.00%, 11/20/2042	250,600	272,419
5.00%, 3/20/2043	51,445	55,508
5.00%, 4/20/2043	120,416	130,909

5.00%, 5/20/2043	50,037	54,394
5.00%, 8/20/2043	196,779	212,058
5.00%, 5/20/2044	110,979	119,596
5.00%, 6/20/2044	68,668	74,000
5.00%, 7/20/2044	178,752	192,695
5.00%, 12/20/2045	832,403	897,034
5.50%, 9/15/2035	161,980	180,135
5.50%, 7/15/2038	23,995	26,591
5.50%, 3/15/2039	120,033	132,795
6.00%, 8/15/2040	48,026	54,560
6.00%, 9/15/2040	81,574	91,953
6.00%, 1/20/2046	296,702	332,818
TBA, 3.50%, 10/1/2047	1,200,000	1,247,719
TBA, 4.00%, 10/1/2047	950,000	1,000,320
TBA, 4.50%, 10/1/2047	440,000	469,013

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $213,577,990)		212,093,136

	Shares
SHORT-TERM INVESTMENT — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (a) (b) (Cost $8,153,563)	8,153,563	8,153,563

TOTAL INVESTMENTS — 103.4% (Cost $221,731,553)		220,246,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(7,219,657)

NET ASSETS — 100.0%		$213,027,042

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2017.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$212,093,136	$—	$212,093,136
Short-Term Investment	8,153,563	—	—	8,153,563

TOTAL INVESTMENTS	$8,153,563	$212,093,136	$—	$220,246,699

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,941,935	$12,941,935	$14,139,485	$18,927,857	$—	$—	8,153,563	$8,153,563	$21,045

TOTAL		$12,941,935	$14,139,485	$18,927,857	$—	$—		$8,153,563	$21,045

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.
3.75%, 2/15/2023	$125,000	$129,934
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	100,950
4.45%, 8/15/2020	185,000	196,107
WPP Finance 2010
3.75%, 9/19/2024	150,000	153,494

		580,485

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	149,064
2.13%, 3/1/2022	100,000	99,997
2.80%, 3/1/2027	100,000	99,603
3.65%, 3/1/2047	100,000	99,326
6.13%, 2/15/2033	15,000	19,655
Embraer Netherlands Finance B.V.
5.40%, 2/1/2027	130,000	140,544
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	48,608
2.13%, 8/15/2026	50,000	46,981
2.25%, 11/15/2022	134,000	134,072
Harris Corp.:
2.70%, 4/27/2020	35,000	35,360
5.05%, 4/27/2045	105,000	120,241
L3 Technologies, Inc.:
4.95%, 2/15/2021	121,000	129,781
5.20%, 10/15/2019	135,000	143,297
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	105,465
3.35%, 9/15/2021	65,000	67,555
3.55%, 1/15/2026	300,000	309,981
3.60%, 3/1/2035	25,000	24,700
4.07%, 12/15/2042	125,000	127,326
4.25%, 11/15/2019	100,000	104,833
Northrop Grumman Corp.:
3.20%, 2/1/2027	50,000	50,217
3.25%, 8/1/2023	200,000	205,934
3.85%, 4/15/2045	150,000	145,968
4.75%, 6/1/2043	100,000	110,940
5.05%, 11/15/2040	20,000	22,677
Raytheon Co.:
2.50%, 12/15/2022	147,000	147,959
4.20%, 12/15/2044	20,000	21,623
4.40%, 2/15/2020	10,000	10,577
Rockwell Collins, Inc.:
3.50%, 3/15/2027	71,000	72,396
3.70%, 12/15/2023	100,000	104,751
4.80%, 12/15/2043	100,000	110,240
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	25,000	25,113
Textron, Inc.
4.00%, 3/15/2026	50,000	52,134
United Technologies Corp.:
1.50%, 11/1/2019	100,000	99,325
1.95%, 11/1/2021	100,000	98,525
2.30%, 5/4/2022 (a)	100,000	99,471

2.65%, 11/1/2026 (a)	55,000	53,099
3.75%, 11/1/2046	50,000	48,241
4.15%, 5/15/2045	100,000	102,761
4.50%, 4/15/2020	161,000	170,655
4.50%, 6/1/2042	187,000	201,135
5.70%, 4/15/2040	60,000	74,691
6.05%, 6/1/2036	100,000	127,361

		4,162,182

AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	152,139
2.85%, 8/9/2022	100,000	101,931
2.95%, 5/2/2023	100,000	101,591
4.00%, 1/31/2024	136,000	144,558
4.75%, 5/5/2021	60,000	65,200
5.38%, 1/31/2044	175,000	210,600
9.70%, 11/10/2018	68,000	73,830
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	100,000	95,823
3.75%, 9/15/2047	50,000	49,381
4.54%, 3/26/2042	50,000	54,879
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	100,000	100,435
2.76%, 8/15/2022 (b)	100,000	100,577
3.22%, 8/15/2024 (b)	150,000	150,599
3.56%, 8/15/2027 (b)	200,000	201,684
4.39%, 8/15/2037 (b)	100,000	102,537
4.54%, 8/15/2047 (b)	120,000	123,130
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	30,000	30,015
3.25%, 8/15/2026	20,000	19,300
3.50%, 11/24/2020	75,000	77,153
3.75%, 9/25/2027	30,000	29,972
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	29,855
1.88%, 2/25/2021	181,000	178,929
2.13%, 5/10/2023	75,000	73,007
2.63%, 2/18/2022 (a)	50,000	50,409
2.75%, 2/25/2026 (a)	50,000	48,915
2.90%, 11/15/2021	250,000	255,370
3.38%, 8/11/2025	50,000	51,205
4.13%, 3/4/2043	100,000	102,292
4.25%, 11/10/2044	245,000	255,337
4.50%, 3/26/2020	18,000	19,086
Reynolds American, Inc.
3.25%, 6/12/2020	100,000	102,823

		3,152,562

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A
4.95%, 7/15/2024	127,659	136,804
American Airlines 2014-1 Class A Pass Through Trust,
Series A, 3.70%, 4/1/2028	85,783	88,029
American Airlines 2015-2 Pass Through Trust, Class AA
3.60%, 3/22/2029	92,898	95,662

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

American Airlines 2016-1 Pass Through Trust, Class AA
Series AA, 3.58%, 7/15/2029	$47,580	$48,465
American Airlines 2016-2 Pass Through Trust, Class AA
Series AA, 3.20%, 12/15/2029	24,350	24,334
American Airlines 2016-3 Pass Through Trust, Class AA
3.00%, 4/15/2030	60,000	58,817
Continental Airlines 2012-1 Pass Through Trust, Class A
Series A, 4.15%, 10/11/2025	80,313	84,242
Continental Airlines 2012-2 Pass Through Trust, Class A
Series 2-A, 4.00%, 4/29/2026	16,446	17,156
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	96,428
2.75%, 11/6/2019	50,000	50,720
United Airlines 2013-1 Pass Through Trust, Class A
Series A, 4.30%, 2/15/2027	85,232	90,059
United Airlines 2015-1 Pass Through Trust, Class AA
3.45%, 6/1/2029	166,539	169,881
United Airlines 2016-1 Pass Through Trust, Class A
Series A, 3.45%, 1/7/2030	30,000	30,388
United Airlines 2016-1 Pass Through Trust, Class AA
Series AA, 3.10%, 1/7/2030	50,000	49,995
US Airways 2012-2 Pass Through Trust, Class A
4.63%, 12/3/2026	73,826	79,077

		1,120,057

APPAREL — 0.0%(c)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	49,829
3.38%, 11/1/2046	50,000	46,721
3.88%, 11/1/2045	50,000	50,802

		147,352

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	100,000	99,826
Series GMTN, 1.70%, 9/9/2021	150,000	147,203
Series MTN, 1.20%, 7/12/2019	50,000	49,507
Series MTN, 1.70%, 2/22/2019	25,000	24,980
Series MTN, 2.00%, 2/14/2020	100,000	100,142
Series MTN, 2.90%, 2/16/2024	100,000	101,148
Ford Motor Co.:
5.29%, 12/8/2046 (a)	150,000	156,815
7.45%, 7/16/2031	245,000	317,140
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020 (a)	200,000	200,216
2.55%, 10/5/2018	170,000	171,124
2.68%, 1/9/2020	170,000	171,598
3.10%, 5/4/2023	270,000	268,412
3.16%, 8/4/2020	170,000	173,458
3.34%, 3/18/2021	170,000	173,154

3.66%, 9/8/2024	100,000	100,777
4.38%, 8/6/2023	20,000	21,139
5.88%, 8/2/2021	220,000	244,919
Series MTN, 2.94%, 1/8/2019	100,000	101,146
General Motors Co.:
4.20%, 10/1/2027	100,000	101,474
4.88%, 10/2/2023	200,000	216,126
5.15%, 4/1/2038	165,000	169,420
5.40%, 4/1/2048	100,000	104,084
6.60%, 4/1/2036	185,000	219,730
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	100,000	100,321
2.65%, 4/13/2020	85,000	85,570
3.10%, 1/15/2019	50,000	50,689
3.45%, 1/14/2022	200,000	204,254
3.70%, 11/24/2020	50,000	51,790
3.70%, 5/9/2023	170,000	173,507
3.95%, 4/13/2024	100,000	102,460
4.00%, 1/15/2025	250,000	254,960
4.00%, 10/6/2026	100,000	100,735
4.20%, 3/1/2021	50,000	52,571
4.30%, 7/13/2025	100,000	103,228
4.35%, 1/17/2027	145,000	149,053
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	116,000	115,183
Series MTN, 1.95%, 2/27/2020	60,000	59,999
Series MTN, 2.30%, 8/10/2022 (a)	100,000	99,774
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,997
Series GMTN, 1.90%, 4/8/2021	100,000	99,113
Series GMTN, 2.80%, 7/13/2022	50,000	50,982
Series MTN, 1.55%, 10/18/2019	100,000	99,454
Series MTN, 1.70%, 1/9/2019	100,000	100,025
Series MTN, 2.15%, 3/12/2020	100,000	100,531
Series MTN, 2.15%, 9/8/2022	100,000	99,053
Series MTN, 2.25%, 10/18/2023	100,000	98,173
Series MTN, 2.60%, 1/11/2022	100,000	101,169
Series MTN, 2.63%, 1/10/2023	100,000	100,878
Series MTN, 2.75%, 5/17/2021	100,000	101,897
Series MTN, 3.20%, 1/11/2027	100,000	101,902
Series MTN, 3.30%, 1/12/2022	81,000	84,255

		6,375,061

AUTO PARTS & EQUIPMENT — 0.0% (c)
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	51,104
4.40%, 10/1/2046	100,000	100,798
Delphi Corp.
4.15%, 3/15/2024	40,000	42,391
Lear Corp.
5.25%, 1/15/2025	100,000	106,130
Magna International, Inc.
3.63%, 6/15/2024	100,000	103,538

		403,961

BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd.
2.55%, 11/23/2021	300,000	300,657

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Banco Santander SA
4.25%, 4/11/2027	$200,000	$207,494
Bancolombia SA
5.95%, 6/3/2021 (a)	100,000	110,521
Bank of America Corp.:
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	250,000	251,168
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	150,000	152,506
4.10%, 7/24/2023	405,000	430,677
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	100,000	105,437
5.49%, 3/15/2019	100,000	104,564
5.88%, 1/5/2021	70,000	77,488
6.22%, 9/15/2026	100,000	117,284
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	150,000	150,009
Series GMTN, 2.63%, 4/19/2021	250,000	251,725
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	200,000	200,146
Series GMTN, 3.30%, 1/11/2023	350,000	358,652
Series GMTN, 3.50%, 4/19/2026	150,000	152,380
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	200,000	201,988
Series L, 2.60%, 1/15/2019	263,000	265,109
Series L, 3.95%, 4/21/2025	150,000	154,498
Series L, 4.75%, 4/21/2045	40,000	43,628
Series MTN, 2.33%, 10/1/2021 (d)	150,000	149,980
Series MTN, 2.50%, 10/21/2022	250,000	247,445
Series MTN, 3.09%, 10/1/2025 (d)	150,000	150,039
Series MTN, 3.25%, 10/21/2027	250,000	244,752
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	150,000	154,078
Series MTN, 3.88%, 8/1/2025	292,000	306,182
Series MTN, 4.20%, 8/26/2024	250,000	262,667
Series MTN, 4.25%, 10/22/2026	107,000	111,963
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	162,291
Series MTN, 4.45%, 3/3/2026	55,000	58,229
Series MTN, 4.88%, 4/1/2044	100,000	113,920
Series MTN, 5.00%, 5/13/2021	120,000	130,476
Series MTN, 5.88%, 2/7/2042	29,000	37,194
Bank of America NA
Series BKNT, 2.05%, 12/7/2018	450,000	451,525
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	185,000	183,844
Series MTN, 1.90%, 8/27/2021	100,000	98,563
Series MTN, 2.10%, 12/12/2019	65,000	65,239
Series MTN, 2.10%, 6/15/2020	100,000	100,121
Series MTN, 2.35%, 9/11/2022	100,000	99,149
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	125,000	131,225
Series G, 2.15%, 2/24/2020	100,000	100,462
Series G, 2.20%, 5/15/2019	100,000	100,520
Series MTN, 2.05%, 5/3/2021	100,000	99,599
Series MTN, 2.10%, 1/15/2019	50,000	50,218
Series MTN, 2.20%, 8/16/2023	50,000	48,925
Series MTN, 2.30%, 9/11/2019	150,000	151,128
Series MTN, 2.45%, 11/27/2020	100,000	101,124

Series MTN, 2.45%, 8/17/2026	100,000	95,378
Series MTN, 2.50%, 4/15/2021	60,000	60,622
Series MTN, 2.60%, 8/17/2020	100,000	101,537
Series MTN, 2.80%, 5/4/2026	50,000	49,055
Series MTN, 3.00%, 10/30/2028	55,000	53,576
Series MTN, 3.25%, 9/11/2024	170,000	174,043
Series MTN, 3.30%, 8/23/2029	100,000	99,408
Series MTN, 3.95%, 11/18/2025	50,000	53,263
Bank of Nova Scotia:
1.65%, 6/14/2019	200,000	199,468
1.85%, 4/14/2020	211,000	210,122
2.05%, 10/30/2018	200,000	200,722
2.70%, 3/7/2022 (a)	100,000	100,890
2.80%, 7/21/2021	150,000	152,368
Series BKNT, 2.05%, 6/5/2019	100,000	100,327
Series BKNT, 2.15%, 7/14/2020	100,000	100,246
Series BKNT, 2.45%, 3/22/2021	100,000	100,640
Barclays PLC:
3.25%, 1/12/2021	370,000	377,041
3.65%, 3/16/2025	154,000	154,320
3.68%, 1/10/2023	170,000	174,073
4.34%, 1/10/2028	170,000	175,831
4.84%, 5/9/2028	200,000	207,268
4.95%, 1/10/2047	170,000	186,706
5.20%, 5/12/2026	70,000	74,894
5.25%, 8/17/2045	150,000	171,363
BB&T Corp.:
Series MTN, 2.63%, 6/29/2020	80,000	81,279
Series MTN, 2.75%, 4/1/2022	150,000	152,521
BNP Paribas SA
Series BKNT, 5.00%, 1/15/2021	200,000	216,966
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	100,000	103,032
BPCE SA:
4.00%, 4/15/2024	250,000	265,833
Series BKNT, 2.65%, 2/3/2021	250,000	252,165
Series MTN, 2.75%, 12/2/2021	100,000	101,177
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,950
3.63%, 9/16/2025	50,000	52,007
3.80%, 10/30/2026	100,000	105,384
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	100,000	99,441
2.55%, 6/16/2022	100,000	100,128
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,154
2.50%, 5/12/2020	97,000	97,513
3.20%, 2/5/2025	100,000	99,939
4.20%, 10/29/2025	100,000	102,703
Capital One NA/Mclean:
2.35%, 1/31/2020	250,000	250,640
2.40%, 9/5/2019	250,000	251,042
Citibank NA
2.00%, 3/20/2019	250,000	250,733
Citigroup, Inc.:
2.05%, 12/7/2018	300,000	300,534
2.05%, 6/7/2019	100,000	100,050
2.45%, 1/10/2020	300,000	301,776

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 7/29/2019	$250,000	$252,147
2.55%, 4/8/2019	125,000	126,072
2.65%, 10/26/2020	100,000	101,034
2.70%, 3/30/2021	50,000	50,466
2.75%, 4/25/2022	100,000	100,542
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	150,000	150,159
2.90%, 12/8/2021	500,000	506,050
3.20%, 10/21/2026	200,000	196,898
3.38%, 3/1/2023	100,000	102,291
3.40%, 5/1/2026	200,000	200,502
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	200,000	201,974
3.70%, 1/12/2026	200,000	204,998
3.75%, 6/16/2024	100,000	104,275
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	200,000	205,736
4.13%, 7/25/2028	140,000	143,993
4.45%, 9/29/2027	100,000	105,536
4.75%, 5/18/2046	150,000	163,129
5.88%, 1/30/2042	150,000	192,721
6.00%, 10/31/2033	100,000	120,795
6.63%, 6/15/2032	100,000	126,451
8.13%, 7/15/2039	175,000	275,076
Citizens Bank NA/Providence:
2.65%, 5/26/2022	150,000	149,892
Series MTN, 2.45%, 12/4/2019	100,000	100,702
Series MTN, 2.55%, 5/13/2021	250,000	251,127
Comerica, Inc.
2.13%, 5/23/2019	100,000	99,993
Compass Bank
Series BKNT, 2.88%, 6/29/2022	250,000	248,760
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	250,000	253,360
3.88%, 2/8/2022	208,000	220,376
4.50%, 1/11/2021	100,000	107,120
4.63%, 12/1/2023	200,000	215,462
Series BKTN, 1.38%, 8/9/2019	250,000	247,807
Series MTN, 5.25%, 5/24/2041	250,000	306,963
Credit Suisse AG:
5.30%, 8/13/2019	50,000	52,980
5.40%, 1/14/2020	92,000	98,319
Series GMTN, 2.30%, 5/28/2019	250,000	251,593
Series MTN, 3.63%, 9/9/2024	100,000	103,880
Series MTN, 4.38%, 8/5/2020	10,000	10,602
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	250,000	254,995
3.45%, 4/16/2021	250,000	256,557
4.88%, 5/15/2045	255,000	285,330
Deutsche Bank AG:
2.50%, 2/13/2019	250,000	251,437
2.70%, 7/13/2020	100,000	100,472
2.95%, 8/20/2020	120,000	121,222
Series GMTN, 3.13%, 1/13/2021	100,000	101,031
Discover Bank:
3.45%, 7/27/2026	50,000	48,959
4.20%, 8/8/2023	125,000	132,626

Series BKNT, 3.10%, 6/4/2020	50,000	51,067
Series BKNT, 3.20%, 8/9/2021	200,000	204,146
Fifth Third Bancorp:
2.30%, 3/1/2019	121,000	121,772
2.88%, 7/27/2020	50,000	51,024
4.30%, 1/16/2024	100,000	106,141
8.25%, 3/1/2038	100,000	151,765
First Republic Bank
4.63%, 2/13/2047	250,000	257,785
Goldman Sachs Capital I
6.35%, 2/15/2034 (a)	150,000	187,236
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	150,000	149,799
2.00%, 4/25/2019	15,000	14,998
2.30%, 12/13/2019	415,000	416,847
2.35%, 11/15/2021	210,000	208,259
2.55%, 10/23/2019	97,000	98,024
2.60%, 4/23/2020	226,000	228,016
2.60%, 12/27/2020	400,000	402,788
2.63%, 1/31/2019	170,000	171,469
2.63%, 4/25/2021	30,000	30,140
2.88%, 2/25/2021	150,000	152,088
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	100,000	100,075
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	200,000	200,192
3.00%, 4/26/2022	205,000	207,310
3.50%, 1/23/2025	50,000	50,768
3.50%, 11/16/2026	135,000	135,278
3.63%, 1/22/2023	25,000	25,905
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	135,000	136,288
3.75%, 5/22/2025	100,000	102,879
3.75%, 2/25/2026	85,000	87,094
5.15%, 5/22/2045	55,000	62,964
5.25%, 7/27/2021	43,000	47,259
5.75%, 1/24/2022	170,000	190,521
5.95%, 1/15/2027	333,000	388,814
6.75%, 10/1/2037	545,000	718,806
Series GMTN, 7.50%, 2/15/2019	485,000	520,953
Series MTN, 4.80%, 7/8/2044	170,000	190,123
HSBC Holdings PLC:
2.95%, 5/25/2021	300,000	305,598
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	200,000	204,212
3.40%, 3/8/2021	200,000	206,280
3.60%, 5/25/2023	100,000	104,038
3.90%, 5/25/2026	150,000	156,959
4.00%, 3/30/2022	300,000	316,917
4.30%, 3/8/2026	200,000	214,656
4.38%, 11/23/2026	200,000	208,866
5.10%, 4/5/2021	285,000	309,758
5.25%, 3/14/2044	100,000	117,471
6.10%, 1/14/2042	35,000	46,576
6.50%, 5/2/2036	150,000	195,509
6.50%, 9/15/2037	150,000	198,990
6.80%, 6/1/2038	150,000	205,105

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HSBC USA, Inc.:
2.25%, 6/23/2019	$120,000	$120,702
2.35%, 3/5/2020	100,000	100,619
Huntington Bancshares, Inc.
3.15%, 3/14/2021	250,000	256,157
Huntington National Bank
2.88%, 8/20/2020	150,000	152,681
Industrial & Commercial Bank of China,
Ltd.:
2.45%, 10/20/2021	250,000	246,717
Series MTN, 2.16%, 11/13/2018	250,000	249,752
International Finance Corp.
1.75%, 9/16/2019	450,000	451,102
JPMorgan Chase & Co.:
1.85%, 3/22/2019	200,000	200,274
2.20%, 10/22/2019	150,000	150,880
2.25%, 1/23/2020	200,000	201,018
2.35%, 1/28/2019	173,000	174,272
2.40%, 6/7/2021	200,000	200,650
2.55%, 10/29/2020	218,000	220,442
2.70%, 5/18/2023	200,000	200,080
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	300,000	301,821
2.95%, 10/1/2026	100,000	97,896
3.13%, 1/23/2025	250,000	251,542
3.20%, 6/15/2026	100,000	99,522
3.25%, 9/23/2022	173,000	178,839
3.30%, 4/1/2026	150,000	150,489
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	300,000	303,390
3.63%, 12/1/2027	75,000	75,169
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	75,000	77,162
3.88%, 2/1/2024	250,000	264,372
3.88%, 9/10/2024	55,000	57,244
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	50,000	50,270
3.90%, 7/15/2025	100,000	105,038
4.13%, 12/15/2026	161,000	168,182
4.25%, 10/15/2020	575,000	609,000
4.25%, 10/1/2027	85,000	89,783
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	105,039
4.35%, 8/15/2021	50,000	53,523
4.50%, 1/24/2022	150,000	162,519
4.85%, 2/1/2044	100,000	115,514
4.95%, 3/25/2020	34,000	36,350
4.95%, 6/1/2045	225,000	256,313
5.63%, 8/16/2043	100,000	122,324
6.30%, 4/23/2019	107,000	114,155
6.40%, 5/15/2038	305,000	407,053
JPMorgan Chase Bank NA
1.65%, 9/23/2019	150,000	149,623
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	248,983
Series BKNT, 2.50%, 11/22/2021	100,000	100,559
Series BKNT, 6.95%, 2/1/2028	130,000	164,345
KeyCorp.
Series MTN, 2.30%, 12/13/2018	100,000	100,539

Kreditanstalt fuer Wiederaufbau:
1.88%, 4/1/2019	50,000	50,215
2.00%, 5/2/2025	550,000	536,404
2.13%, 1/17/2023	200,000	199,806
2.63%, 1/25/2022 (a)	300,000	307,416
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,802
3.75%, 1/11/2027	200,000	203,632
5.30%, 12/1/2045	200,000	233,724
Manufacturers & Traders Trust Co.
Series BKNT, 2.25%, 7/25/2019	300,000	301,566
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	197,452
2.95%, 3/1/2021	200,000	203,322
3.00%, 2/22/2022	100,000	101,440
3.29%, 7/25/2027	100,000	99,684
3.68%, 2/22/2027 (a)	100,000	103,110
3.85%, 3/1/2026	150,000	156,028
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	235,000	237,007
3.17%, 9/11/2027	200,000	196,252
Morgan Stanley:
2.65%, 1/27/2020	120,000	121,397
2.75%, 5/19/2022	165,000	165,828
2.80%, 6/16/2020	191,000	194,100
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	200,000	200,892
3.63%, 1/20/2027	100,000	101,254
3.95%, 4/23/2027	300,000	305,643
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	130,000	130,729
4.30%, 1/27/2045	75,000	78,628
4.38%, 1/22/2047	85,000	90,402
4.88%, 11/1/2022	123,000	133,262
5.75%, 1/25/2021	500,000	552,370
6.38%, 7/24/2042	150,000	202,402
7.25%, 4/1/2032	148,000	200,752
Series F, 3.88%, 4/29/2024	100,000	104,799
Series GMTN, 2.38%, 7/23/2019	127,000	127,814
Series GMTN, 2.50%, 4/21/2021	127,000	127,300
Series GMTN, 3.70%, 10/23/2024	150,000	155,513
Series GMTN, 3.75%, 2/25/2023	200,000	208,706
Series GMTN, 3.88%, 1/27/2026	135,000	139,933
Series GMTN, 4.35%, 9/8/2026	100,000	104,669
Series GMTN, 5.50%, 7/28/2021	50,000	55,429
Series GMTN, 7.30%, 5/13/2019	197,000	213,247
Series MTN, 2.20%, 12/7/2018	100,000	100,370
Series MTN, 2.63%, 11/17/2021	160,000	160,486
Series MTN, 3.13%, 7/27/2026	115,000	112,815
Series MTN, 4.10%, 5/22/2023	200,000	209,380
Series MTN, 5.63%, 9/23/2019	150,000	160,137
MUFG Americas Holdings Corp.
2.25%, 2/10/2020	214,000	214,402
National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	237,440
2.80%, 1/10/2022	250,000	252,825
Series GMTN, 2.50%, 5/22/2022	250,000	249,245
Series GMTN, 2.63%, 1/14/2021	250,000	252,080

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

National Bank of Canada
Series BKNT, 2.10%, 12/14/2018	$200,000	$200,382
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	147,679
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	63,115
PNC Bank NA:
2.95%, 2/23/2025	100,000	100,073
3.30%, 10/30/2024	200,000	205,380
Series BKNT, 2.40%, 10/18/2019	100,000	100,938
Series BKNT, 1.70%, 12/7/2018	350,000	349,745
Series BKNT, 2.15%, 4/29/2021	100,000	99,802
Series BKNT, 2.45%, 7/28/2022	250,000	250,268
Series BKNT, 2.55%, 12/9/2021	100,000	100,831
Series BKNT, 2.70%, 11/1/2022	100,000	100,628
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	250,000	250,100
4.38%, 8/11/2020	30,000	31,858
5.13%, 2/8/2020	150,000	160,475
Regions Financial Corp.:
2.75%, 8/14/2022	150,000	149,946
3.20%, 2/8/2021	50,000	51,106
Royal Bank of Canada:
1.50%, 7/29/2019	150,000	149,062
1.88%, 2/5/2020	58,000	57,853
2.00%, 10/1/2018	138,000	138,346
2.00%, 12/10/2018	150,000	150,369
2.20%, 9/23/2019	100,000	100,570
2.30%, 3/22/2021	400,000	400,976
Series GMTN, 1.63%, 4/15/2019	50,000	49,857
Series GMTN, 2.15%, 3/6/2020	200,000	200,672
Series MTN, 2.35%, 10/30/2020	225,000	226,559
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.48%, 3.50%,
5/15/2023 (d)	200,000	201,558
4.80%, 4/5/2026	200,000	214,052
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	100,000	100,796
3.70%, 3/28/2022 (b)	110,000	112,117
4.40%, 7/13/2027 (b)	25,000	25,500
4.50%, 7/17/2025	100,000	104,187
Santander UK PLC:
2.35%, 9/10/2019	100,000	100,695
4.00%, 3/13/2024	125,000	131,979
Skandinaviska Enskilda Banken AB
1.50%, 9/13/2019	250,000	247,757
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	50,000	50,313
3.95%, 7/19/2023	250,000	264,680
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	100,000	98,281
2.44%, 10/19/2021	170,000	169,058
2.63%, 7/14/2026	150,000	142,530
2.78%, 7/12/2022	100,000	100,406
2.85%, 1/11/2022 (a)	100,000	100,917
2.93%, 3/9/2021	150,000	152,222
3.36%, 7/12/2027	100,000	100,457

3.45%, 1/11/2027 (a)	100,000	101,194
3.78%, 3/9/2026	150,000	155,688
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	100,000	100,455
Series BKNT, 2.45%, 8/1/2022	100,000	99,695
Series BKNT, 2.75%, 5/1/2023	200,000	199,234
SunTrust Banks, Inc.:
2.70%, 1/27/2022	100,000	100,907
2.90%, 3/3/2021	50,000	50,858
Svenska Handelsbanken AB:
2.50%, 1/25/2019	150,000	151,432
Series BKNT, 1.88%, 9/7/2021	250,000	245,625
Series MTN, 2.25%, 6/17/2019	175,000	176,230
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	50,000	49,649
Series BKNT, 2.13%, 7/2/2019	180,000	180,877
Series GMTN, 1.85%, 9/11/2020	65,000	64,756
Series MTN, 1.95%, 1/22/2019	300,000	300,648
Series MTN, 2.13%, 4/7/2021	100,000	99,702
Series MTN, 2.25%, 11/5/2019 (a)	100,000	100,692
UBS AG
Series GMTN, 2.38%, 8/14/2019	150,000	151,267
US Bancorp:
Series MTN, 1.95%, 11/15/2018	100,000	100,346
Series MTN, 2.20%, 4/25/2019	100,000	100,682
Series MTN, 2.35%, 1/29/2021	150,000	151,179
Series MTN, 2.95%, 7/15/2022	54,000	55,298
Series MTN, 3.70%, 1/30/2024 (a)	200,000	211,152
Series MTN, 4.13%, 5/24/2021	100,000	106,602
Series V, 2.38%, 7/22/2026	150,000	142,587
Series V, 2.63%, 1/24/2022	145,000	147,021
Series X, 3.15%, 4/27/2027	50,000	50,278
Wells Fargo & Co.:
2.10%, 7/26/2021	243,000	240,670
2.13%, 4/22/2019	270,000	271,226
2.15%, 1/15/2019	278,000	279,218
2.50%, 3/4/2021	150,000	151,056
3.00%, 4/22/2026	470,000	461,122
3.00%, 10/23/2026	70,000	68,426
4.13%, 8/15/2023	100,000	105,864
4.48%, 1/16/2024	170,000	182,801
5.38%, 11/2/2043	30,000	35,113
5.61%, 1/15/2044	258,000	312,345
Series GMTN, 2.60%, 7/22/2020	310,000	313,971
Series GMTN, 4.30%, 7/22/2027	135,000	142,791
Series GMTN, 4.90%, 11/17/2045	135,000	150,301
Series M, 3.45%, 2/13/2023	100,000	102,517
Series MTN, 2.55%, 12/7/2020	150,000	151,651
Series MTN, 2.63%, 7/22/2022	75,000	75,115
Series MTN, 3.00%, 2/19/2025	50,000	49,698
Series MTN, 3.50%, 3/8/2022	215,000	223,424
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	75,000	76,068
Series MTN, 4.10%, 6/3/2026	220,000	228,254
Series MTN, 4.75%, 12/7/2046	170,000	186,380
Series N, 2.15%, 1/30/2020	193,000	193,436
Wells Fargo Bank NA:
1.75%, 5/24/2019	100,000	99,932

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.85%, 2/1/2037	$200,000	$249,524
Series MTN, 2.15%, 12/6/2019	250,000	251,295
Wells Fargo Capital
5.95%, 12/1/2086	125,000	141,044
Westpac Banking Corp.:
1.65%, 5/13/2019	50,000	49,814
1.95%, 11/23/2018	100,000	100,150
2.10%, 5/13/2021	50,000	49,604
2.15%, 3/6/2020 (a)	100,000	100,297
2.25%, 1/17/2019	152,000	152,807
2.60%, 11/23/2020	220,000	222,807
2.80%, 1/11/2022	150,000	152,261
2.85%, 5/13/2026	50,000	48,881
3.35%, 3/8/2027	100,000	101,695
4.88%, 11/19/2019	237,000	251,073
Series GMTN, 5 Year US ISDA +2.24%, 4.32%, 11/23/2031 (d)	120,000	123,270

		64,021,918

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	88,000	88,275
3.30%, 2/1/2023	365,000	378,388
3.65%, 2/1/2026	600,000	620,676
3.70%, 2/1/2024	100,000	105,021
4.70%, 2/1/2036	400,000	443,500
4.90%, 2/1/2046	290,000	329,460
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	502,000	505,926
3.75%, 7/15/2042	100,000	95,866
4.44%, 10/6/2048	197,000	210,843
5.38%, 1/15/2020	585,000	629,694
6.88%, 11/15/2019	460,000	506,658
7.75%, 1/15/2019	164,000	176,144
8.20%, 1/15/2039	100,000	157,898
Brown-Forman Corp.
4.50%, 7/15/2045	40,000	43,127
Coca-Cola Co.:
1.38%, 5/30/2019	50,000	49,823
1.55%, 9/1/2021	100,000	98,380
1.65%, 11/1/2018	150,000	150,208
2.20%, 5/25/2022	70,000	70,172
2.55%, 6/1/2026	50,000	48,922
2.88%, 10/27/2025	150,000	150,873
2.90%, 5/25/2027	100,000	99,886
3.15%, 11/15/2020	94,000	97,533
3.20%, 11/1/2023	150,000	156,703
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	150,000	150,829
Constellation Brands, Inc.:
3.50%, 5/9/2027	15,000	15,148
3.70%, 12/6/2026	100,000	102,818
3.75%, 5/1/2021	30,000	31,204
3.88%, 11/15/2019	25,000	25,944
4.25%, 5/1/2023	115,000	123,055
4.50%, 5/9/2047	20,000	21,085
6.00%, 5/1/2022	40,000	45,741
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	202,232
3.88%, 4/29/2043	100,000	101,246

Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	50,000	47,095
3.43%, 6/15/2027	85,000	85,492
4.42%, 12/15/2046	150,000	157,231
Molson Coors Brewing Co.:
1.45%, 7/15/2019	55,000	54,419
2.10%, 7/15/2021	65,000	64,133
2.25%, 3/15/2020 (b)	250,000	250,107
3.00%, 7/15/2026	70,000	68,182
4.20%, 7/15/2046	60,000	60,153
5.00%, 5/1/2042	50,000	56,041
Pepsi-Cola Metropolitan Bottling Co., Inc.
Series B, 7.00%, 3/1/2029	100,000	135,312
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,879
1.55%, 5/2/2019	100,000	99,900
1.70%, 10/6/2021	100,000	98,484
1.85%, 4/30/2020	100,000	100,055
2.38%, 10/6/2026	55,000	52,700
2.75%, 3/5/2022	107,000	109,671
2.75%, 4/30/2025	100,000	99,912
3.10%, 7/17/2022	50,000	51,956
3.60%, 8/13/2042	70,000	68,527
4.25%, 10/22/2044	75,000	79,708
4.45%, 4/14/2046	100,000	110,920
4.50%, 1/15/2020	100,000	106,078
4.60%, 7/17/2045	135,000	151,308

		8,185,541

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	50,000	49,044
2.13%, 5/1/2020	100,000	100,083
2.20%, 5/22/2019	76,000	76,319
2.20%, 5/11/2020	100,000	100,341
2.25%, 8/19/2023	100,000	97,277
2.60%, 8/19/2026	100,000	95,780
2.65%, 5/11/2022	50,000	50,409
3.13%, 5/1/2025	100,000	100,762
3.63%, 5/22/2024	50,000	52,203
3.88%, 11/15/2021	100,000	105,580
4.10%, 6/15/2021	100,000	106,058
4.40%, 5/1/2045	130,000	138,070
4.50%, 3/15/2020	50,000	52,876
4.56%, 6/15/2048	100,000	108,364
4.66%, 6/15/2051	100,000	109,592
5.65%, 6/15/2042	100,000	121,654
5.70%, 2/1/2019	100,000	105,037
5.75%, 3/15/2040	55,000	66,831
Baxalta, Inc.
2.88%, 6/23/2020	100,000	101,563
Biogen, Inc.:
2.90%, 9/15/2020	150,000	153,585
3.63%, 9/15/2022	55,000	57,792
4.05%, 9/15/2025	155,000	165,455
5.20%, 9/15/2045	65,000	75,290
Celgene Corp.:
2.88%, 8/15/2020	100,000	102,155
3.25%, 8/15/2022	221,000	227,959

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 5/15/2024	$134,000	$139,620
3.88%, 8/15/2025	250,000	263,647
5.00%, 8/15/2045	5,000	5,711
Gilead Sciences, Inc.:
1.95%, 3/1/2022	45,000	44,311
2.35%, 2/1/2020	214,000	216,348
2.55%, 9/1/2020	100,000	101,828
3.25%, 9/1/2022	40,000	41,403
3.50%, 2/1/2025	50,000	52,036
3.65%, 3/1/2026	100,000	104,381
3.70%, 4/1/2024	150,000	158,251
4.50%, 4/1/2021	100,000	107,309
4.50%, 2/1/2045	140,000	150,487
4.60%, 9/1/2035	145,000	160,110
4.75%, 3/1/2046	50,000	56,134
4.80%, 4/1/2044	100,000	112,185

		4,233,840

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	178,866
4.13%, 3/15/2035	55,000	55,413
6.13%, 1/15/2041	20,000	24,611
Air Products & Chemicals, Inc.
3.35%, 7/31/2024	100,000	103,514
Airgas, Inc.
3.05%, 8/1/2020	100,000	102,307
Cabot Corp.
3.70%, 7/15/2022	100,000	103,203
Celanese US Holdings LLC:
4.63%, 11/15/2022	40,000	43,083
5.88%, 6/15/2021	40,000	44,338
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	52,799
4.25%, 10/1/2034	200,000	206,108
5.25%, 11/15/2041	250,000	281,877
8.55%, 5/15/2019	280,000	309,341
Eastman Chemical Co.:
3.60%, 8/15/2022	225,000	233,937
4.65%, 10/15/2044	120,000	126,245
Ecolab, Inc.:
4.35%, 12/8/2021	195,000	210,852
5.50%, 12/8/2041	76,000	93,397
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,190
2.80%, 2/15/2023	200,000	201,980
5.75%, 3/15/2019	250,000	263,622
HB Fuller Co.
4.00%, 2/15/2027	50,000	47,695
International Flavors & Fragrances, Inc.
4.38%, 6/1/2047	55,000	56,516
LYB International Finance B.V.
4.00%, 7/15/2023	200,000	211,780
LYB International Finance II B.V.
3.50%, 3/2/2027	64,000	63,785
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	154,276
6.00%, 11/15/2021	100,000	112,748
Methanex Corp.
5.65%, 12/1/2044	100,000	98,754

Monsanto Co.:
2.13%, 7/15/2019	200,000	200,278
3.95%, 4/15/2045	20,000	19,132
4.20%, 7/15/2034	240,000	244,764
4.40%, 7/15/2044	100,000	102,066
Mosaic Co.
4.25%, 11/15/2023 (a)	225,000	233,577
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	97,408
3.63%, 3/15/2024	122,000	124,602
5.88%, 12/1/2036	50,000	59,128
Praxair, Inc.:
3.00%, 9/1/2021	250,000	257,318
3.20%, 1/30/2026	100,000	102,138
RPM International, Inc.:
3.75%, 3/15/2027	100,000	101,461
5.25%, 6/1/2045	50,000	55,875
Sherwin-Williams Co.:
2.25%, 5/15/2020	100,000	100,393
2.75%, 6/1/2022	100,000	100,663
3.13%, 6/1/2024	25,000	25,178
3.45%, 6/1/2027	60,000	60,490
4.00%, 12/15/2042	88,000	84,336
4.50%, 6/1/2047	29,000	30,481
Westlake Chemical Corp.:
3.60%, 8/15/2026	50,000	50,058
5.00%, 8/15/2046	50,000	54,501

		5,518,084

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	100,955
3.38%, 9/15/2025	50,000	51,774
Block Financial LLC
5.50%, 11/1/2022 (a)	100,000	108,881
Board of Trustees of The Leland Stanford Junior University:
3.65%, 5/1/2048	45,000	46,574
4.75%, 5/1/2019	10,000	10,466
Catholic Health Initiatives
4.35%, 11/1/2042	275,000	257,942
Ecolab, Inc.:
2.38%, 8/10/2022 (a)	100,000	99,868
2.70%, 11/1/2026	20,000	19,247
Equifax, Inc.
2.30%, 6/1/2021 (a)	170,000	166,083
George Washington University
Series 2014, 4.30%, 9/15/2044	50,000	53,531
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	40,000	37,240
5.60%, 7/1/2111	69,000	90,821
Mastercard, Inc.
3.38%, 4/1/2024	100,000	104,485
Moody’s Corp.:
2.63%, 1/15/2023 (b)	50,000	49,759
2.75%, 7/15/2019	76,000	77,019
2.75%, 12/15/2021	50,000	50,426
3.25%, 1/15/2028 (b)	35,000	34,728
4.50%, 9/1/2022	95,000	102,535
4.88%, 2/15/2024	100,000	110,538

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

President and Fellows of Harvard College:
3.15%, 7/15/2046 (a)	$100,000	$95,466
3.30%, 7/15/2056 (a)	100,000	96,305
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	96,230
3.30%, 8/14/2020	50,000	51,227
4.00%, 6/15/2025	125,000	130,899
4.40%, 2/15/2026	30,000	32,325
University of Southern California:
3.03%, 10/1/2039	100,000	93,115
Series 2017, 3.84%, 10/1/2047	55,000	57,382
Verisk Analytics, Inc.
5.80%, 5/1/2021	100,000	110,462
Western Union Co.:
3.60%, 3/15/2022	50,000	50,734
6.20%, 11/17/2036	105,000	113,677

		2,500,694

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc.
5.75%, 1/15/2021	175,000	192,255
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	63,430
4.50%, 2/15/2047	20,000	21,216
5.13%, 9/14/2045	150,000	171,613
Lennox International, Inc.
3.00%, 11/15/2023	25,000	24,963
Martin Marietta Materials, Inc.
4.25%, 7/2/2024	30,000	31,858
Masco Corp.:
3.50%, 4/1/2021	95,000	97,375
3.50%, 11/15/2027	30,000	29,740
4.38%, 4/1/2026	70,000	74,244
4.50%, 5/15/2047	50,000	50,146
Owens Corning
4.20%, 12/15/2022	159,000	168,489
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	46,019
4.50%, 6/15/2047	50,000	50,351
7.50%, 6/15/2021	150,000	175,127

		1,196,826

DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	95,335
4.60%, 6/15/2045	20,000	21,484

		116,819

DIVERSIFIED FINANCIAL SERVICES — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027 (a)	150,000	149,212
3.75%, 5/15/2019	225,000	230,344
3.95%, 2/1/2022	125,000	129,996
4.50%, 5/15/2021	225,000	237,988
4.63%, 10/30/2020	125,000	133,001
Affiliated Managers Group, Inc.
3.50%, 8/1/2025	50,000	50,379

Air Lease Corp.:
2.63%, 7/1/2022	100,000	99,025
3.38%, 1/15/2019 (a)	50,000	50,839
3.38%, 6/1/2021	35,000	36,050
3.75%, 2/1/2022 (a)	125,000	130,537
3.88%, 4/1/2021 (a)	75,000	78,278
American Express Co.:
2.50%, 8/1/2022	100,000	99,851
2.65%, 12/2/2022	119,000	119,671
4.05%, 12/3/2042	100,000	102,057
8.13%, 5/20/2019	75,000	82,453
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	50,000	50,740
Series MTN, 1.70%, 10/30/2019	75,000	74,736
Series MTN, 1.88%, 5/3/2019	160,000	160,146
Series MTN, 2.20%, 3/3/2020	100,000	100,570
Series MTN, 2.25%, 5/5/2021	250,000	249,713
Series MTN, 2.70%, 3/3/2022	100,000	101,361
Series MTN, 3.30%, 5/3/2027	65,000	65,661
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	48,735
3.70%, 10/15/2024	150,000	156,576
AXA Financial, Inc.
7.00%, 4/1/2028	100,000	127,521
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,847
3.50%, 3/18/2024	225,000	235,546
Brookfield Finance, Inc.:
4.25%, 6/2/2026	100,000	102,963
4.70%, 9/20/2047	50,000	50,530
Capital One Bank USA NA
3.38%, 2/15/2023	300,000	304,218
CBOE Holdings, Inc.
1.95%, 6/28/2019	125,000	124,820
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	100,201
3.20%, 3/2/2027	100,000	100,425
3.45%, 2/13/2026	35,000	35,895
4.45%, 7/22/2020	24,000	25,580
CME Group, Inc.
3.00%, 3/15/2025	203,000	205,458
Credit Suisse USA, Inc.
7.13%, 7/15/2032	250,000	345,155
Discover Financial Services:
4.10%, 2/9/2027	75,000	76,480
5.20%, 4/27/2022	100,000	108,955
E*TRADE Financial Corp.
2.95%, 8/24/2022	50,000	50,118
Eaton Vance Corp.
3.50%, 4/6/2027	100,000	101,593
Franklin Resources, Inc.
2.85%, 3/30/2025	100,000	99,327
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	750,000	757,073
4.42%, 11/15/2035	110,000	119,864
General Electric Co.:
5.30%, 2/11/2021	136,000	149,714
Series A, 6.75%, 3/15/2032	219,000	303,475

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3.10%, 1/9/2023	$100,000	$104,216
Series GMTN, 4.63%, 1/7/2021	100,000	108,104
Series GMTN, 6.15%, 8/7/2037	280,000	371,876
Series GMTN, 6.88%, 1/10/2039	86,000	125,853
Series MTN, 5.88%, 1/14/2038	101,000	132,095
Genpact Luxembourg Sarl
3.70%, 4/1/2022 (b)	100,000	101,069
HSBC Finance Corp.
6.68%, 1/15/2021	58,000	65,587
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	100,000	99,678
2.50%, 10/15/2018	100,000	100,768
3.10%, 9/15/2027	100,000	99,051
Invesco Finance PLC
3.75%, 1/15/2026	150,000	155,730
Jefferies Group LLC:
6.25%, 1/15/2036	155,000	170,322
6.45%, 6/8/2027	20,000	23,136
Lazard Group LLC:
3.63%, 3/1/2027	50,000	49,815
3.75%, 2/13/2025	100,000	101,657
4.25%, 11/14/2020	18,000	19,018
Legg Mason, Inc.
4.75%, 3/15/2026	50,000	53,225
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	100,016
3.80%, 11/21/2046	100,000	101,800
Nasdaq, Inc.
5.55%, 1/15/2020	150,000	161,004
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	100,000	100,118
2.30%, 11/1/2020	50,000	50,349
2.70%, 2/15/2023	50,000	50,109
2.85%, 1/27/2025	51,000	50,618
2.95%, 2/7/2024	60,000	60,777
Series C, 8.00%, 3/1/2032	110,000	161,494
Series MTN, 1.50%, 11/1/2019	80,000	79,354
Series MTN, 2.30%, 9/15/2022	150,000	148,972
Nomura Holdings, Inc.:
6.70%, 3/4/2020	121,000	133,047
Series GMTN, 2.75%, 3/19/2019	150,000	151,392
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,096
3.70%, 7/18/2027 (a)	50,000	50,330
Private Export Funding Corp.
Series GG, 2.45%, 7/15/2024	200,000	199,862
Raymond James Financial, Inc.
4.95%, 7/15/2046	100,000	107,708
Stifel Financial Corp.
4.25%, 7/18/2024	50,000	51,239
Synchrony Financial:
2.60%, 1/15/2019	100,000	100,666
2.70%, 2/3/2020	10,000	10,087
3.70%, 8/4/2026	100,000	98,349
3.75%, 8/15/2021	200,000	206,182
4.50%, 7/23/2025	100,000	104,367

TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	100,000	101,917
3.30%, 4/1/2027	60,000	60,309
Visa, Inc.:
2.20%, 12/14/2020	127,000	128,421
2.75%, 9/15/2027	50,000	49,222
2.80%, 12/14/2022	150,000	153,393
3.15%, 12/14/2025	220,000	225,436
4.15%, 12/14/2035	60,000	65,414
4.30%, 12/14/2045	200,000	220,862
Washington Prime Group L.P.
5.95%, 8/15/2024	70,000	71,327

		11,585,114

ELECTRIC — 1.8%
AEP Transmission Co. LLC
3.75%, 12/1/2047 (b)	50,000	49,845
Alabama Power Co.:
6.00%, 3/1/2039	100,000	128,387
Series 17-A, 2.45%, 3/30/2022	100,000	100,108
Appalachian Power Co.
7.00%, 4/1/2038	26,000	36,280
Arizona Public Service Co.:
2.95%, 9/15/2027	100,000	99,147
3.15%, 5/15/2025	50,000	50,393
3.75%, 5/15/2046	100,000	98,154
Baltimore Gas & Electric Co.
3.75%, 8/15/2047	50,000	49,755
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	158,010
6.13%, 4/1/2036	155,000	199,364
Black Hills Corp.:
3.15%, 1/15/2027	50,000	48,563
4.20%, 9/15/2046	50,000	49,286
4.25%, 11/30/2023	50,000	53,291
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	99,449
4.50%, 4/1/2044	100,000	112,629
Series AA, 3.00%, 2/1/2027	100,000	99,680
Series Z, 2.40%, 9/1/2026	50,000	47,776
CenterPoint Energy, Inc.
2.50%, 9/1/2022	100,000	99,819
Cleco Corporate Holdings LLC
3.74%, 5/1/2026	40,000	40,300
CMS Energy Corp.
3.45%, 8/15/2027	100,000	100,700
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	48,415
3.65%, 6/15/2046	50,000	49,234
4.35%, 11/15/2045	200,000	217,196
5.90%, 3/15/2036	100,000	127,011
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	89,930
4.30%, 4/15/2044	20,000	21,913
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	50,538
4.45%, 6/15/2020	100,000	106,309

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.45%, 3/15/2044	$100,000	$110,786
Series 09-C, 5.50%, 12/1/2039	125,000	155,580
Series 12-A, 4.20%, 3/15/2042	100,000	106,043
Series 2017, 3.88%, 6/15/2047	100,000	102,485
Series C, 4.30%, 12/1/2056	50,000	53,146
Consolidated Edison, Inc.:
2.00%, 5/15/2021	65,000	64,353
Series A, 2.00%, 3/15/2020	50,000	49,964
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	45,936
3.95%, 5/15/2043	100,000	103,772
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	104,335
4.15%, 5/15/2045	100,000	104,651
Dominion Energy, Inc.:
2.50%, 12/1/2019	132,000	133,068
2.58%, 7/1/2020	45,000	45,270
2.96%, 7/1/2019 (e)	50,000	50,696
3.63%, 12/1/2024	50,000	51,689
3.90%, 10/1/2025	125,000	130,420
4.10%, 4/1/2021 (e)	80,000	83,917
Series A, 1.88%, 1/15/2019	100,000	99,934
Series B, 1.60%, 8/15/2019	90,000	89,362
Series B, 2.75%, 1/15/2022	100,000	100,651
Series C, 2.00%, 8/15/2021	20,000	19,628
Series C, 4.90%, 8/1/2041	150,000	165,625
Series D, 2.85%, 8/15/2026 (a)	30,000	28,847
DTE Electric Co.:
3.65%, 3/15/2024	50,000	52,724
3.70%, 6/1/2046	50,000	49,522
3.75%, 8/15/2047	100,000	101,207
DTE Energy Co.:
1.50%, 10/1/2019	50,000	49,388
2.40%, 12/1/2019	50,000	50,192
2.85%, 10/1/2026	50,000	47,838
6.38%, 4/15/2033	150,000	190,420
Duke Energy Carolinas LLC:
2.95%, 12/1/2026	50,000	49,800
3.75%, 6/1/2045	100,000	100,346
4.00%, 9/30/2042	56,000	58,338
4.25%, 12/15/2041	270,000	292,337
5.30%, 2/15/2040	40,000	48,935
Series C, 7.00%, 11/15/2018	270,000	285,382
Duke Energy Corp.:
1.80%, 9/1/2021	150,000	146,917
2.65%, 9/1/2026	65,000	62,155
3.05%, 8/15/2022	164,000	167,011
3.75%, 4/15/2024	89,000	93,283
4.80%, 12/15/2045	100,000	111,699
Duke Energy Florida LLC
3.20%, 1/15/2027	100,000	101,156
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	128,870
Duke Energy Ohio, Inc.
3.70%, 6/15/2046	28,000	27,563
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	51,175
3.60%, 9/15/2047	100,000	97,870

4.20%, 8/15/2045	50,000	53,793
El Paso Electric Co.
5.00%, 12/1/2044	50,000	52,635
Emera US Finance L.P.:
2.15%, 6/15/2019	20,000	20,020
3.55%, 6/15/2026	65,000	65,425
4.75%, 6/15/2046	35,000	37,639
Enel Americas SA
4.00%, 10/25/2026	15,000	15,281
Enel Generacion Chile SA
4.25%, 4/15/2024	50,000	52,629
Entergy Arkansas, Inc.
3.50%, 4/1/2026	30,000	30,921
Entergy Corp.:
2.95%, 9/1/2026	30,000	29,003
5.13%, 9/15/2020	150,000	160,413
Entergy Louisiana LLC:
2.40%, 10/1/2026	50,000	47,467
3.12%, 9/1/2027	100,000	100,484
4.95%, 1/15/2045	75,000	77,365
Entergy Mississippi, Inc.
2.85%, 6/1/2028	50,000	48,176
Entergy Texas, Inc.
7.13%, 2/1/2019	50,000	53,320
Exelon Corp.:
2.45%, 4/15/2021	35,000	34,966
3.40%, 4/15/2026	150,000	150,785
4.45%, 4/15/2046	50,000	52,334
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	203,552
4.00%, 10/1/2020	200,000	208,974
5.60%, 6/15/2042	100,000	102,501
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	60,000	60,077
Series B, 3.90%, 7/15/2027	95,000	96,767
Series B, 4.25%, 3/15/2023	55,000	58,267
Series C, 4.85%, 7/15/2047	55,000	57,722
Series C, 7.38%, 11/15/2031	95,000	126,133
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	102,012
4.05%, 6/1/2042	25,000	26,521
4.05%, 10/1/2044	145,000	155,399
5.69%, 3/1/2040	65,000	83,753
Fortis, Inc.
Series WI, 2.10%, 10/4/2021	65,000	63,603
Georgia Power Co.:
2.00%, 3/30/2020	100,000	100,046
3.25%, 3/30/2027	50,000	49,825
4.30%, 3/15/2042	250,000	261,075
5.40%, 6/1/2040	100,000	118,115
Great Plains Energy, Inc.
4.85%, 6/1/2021	120,000	127,602
Gulf Power Co.
Series A, 3.30%, 5/30/2027	50,000	50,513
Iberdrola International B.V.
6.75%, 7/15/2036	125,000	163,222
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046	30,000	33,452

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Interstate Power & Light Co.:
3.70%, 9/15/2046	$50,000	$48,365
6.25%, 7/15/2039	50,000	65,521
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	29,568
3.65%, 6/15/2024	25,000	25,633
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	51,192
4.20%, 6/15/2047	100,000	103,228
LG&E and KU Energy LLC
3.75%, 11/15/2020	100,000	103,925
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	100,277
4.25%, 5/1/2046	70,000	75,224
4.80%, 9/15/2043	150,000	174,460
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	100,000	135,509
Series R, 6.75%, 7/1/2037	15,000	20,497
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	48,000	48,237
2.40%, 9/15/2019	150,000	151,044
4.50%, 6/1/2021	170,000	181,191
NiSource Finance Corp.
4.80%, 2/15/2044	50,000	54,846
Northern States Power Co.
6.25%, 6/1/2036	150,000	198,540
NSTAR Electric Co.
3.20%, 5/15/2027	150,000	150,951
Oklahoma Gas & Electric Co.
4.15%, 4/1/2047	100,000	105,572
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047 (b)	50,000	50,369
5.30%, 6/1/2042	30,000	36,608
7.00%, 5/1/2032	90,000	124,290
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	206,728
3.50%, 6/15/2025	95,000	98,261
4.00%, 12/1/2046 (a)	100,000	104,183
4.25%, 3/15/2046	50,000	54,016
4.75%, 2/15/2044	100,000	115,410
6.05%, 3/1/2034	100,000	130,371
PacifiCorp:
3.85%, 6/15/2021	200,000	210,774
4.10%, 2/1/2042	50,000	52,700
PECO Energy Co.
4.15%, 10/1/2044	100,000	105,748
PG&E Corp.
2.40%, 3/1/2019	250,000	251,250
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	150,000	147,682
3.50%, 12/1/2022	200,000	207,518
PPL Electric Utilities Corp.
4.15%, 10/1/2045	100,000	106,341
Progress Energy, Inc.
7.75%, 3/1/2031	175,000	248,257
PSEG Power LLC:
3.00%, 6/15/2021	100,000	101,780
5.13%, 4/15/2020	80,000	85,518

Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	103,000
3.80%, 6/15/2047	100,000	101,257
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,864
Series MTN, 2.25%, 9/15/2026	50,000	47,157
Series MTN, 2.38%, 5/15/2023	50,000	49,676
Series MTN, 3.00%, 5/15/2027	50,000	49,829
Series MTN, 3.80%, 3/1/2046	100,000	101,220
Series MTN, 3.95%, 5/1/2042	25,000	26,133
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	50,956
6.00%, 9/1/2021	100,000	111,933
Puget Sound Energy, Inc.
5.64%, 4/15/2041	106,000	133,321
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	50,000	48,271
Series RRR, 3.75%, 6/1/2047	100,000	102,027
Sierra Pacific Power Co. 2.60%, 5/1/2026	150,000	144,782
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	50,568
4.35%, 2/1/2042	200,000	207,474
4.50%, 6/1/2064	35,000	36,378
5.45%, 2/1/2041	100,000	117,631
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	73,999
4.00%, 4/1/2047	91,000	95,644
5.50%, 3/15/2040	450,000	575,555
Southern Co.:
1.85%, 7/1/2019	70,000	69,944
2.35%, 7/1/2021	50,000	49,771
2.75%, 6/15/2020	155,000	157,457
2.95%, 7/1/2023	50,000	50,302
4.25%, 7/1/2036	60,000	61,983
4.40%, 7/1/2046	125,000	129,481
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	100,000	106,021
Southern Power Co.:
4.15%, 12/1/2025	100,000	105,306
Series D, 1.95%, 12/15/2019	150,000	149,617
Series E, 2.50%, 12/15/2021	50,000	49,736
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	105,354
Series J, 3.90%, 4/1/2045	100,000	99,908
Series K, 2.75%, 10/1/2026	100,000	96,561
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	51,398
6.00%, 10/1/2036	50,000	62,070
Tampa Electric Co.
4.10%, 6/15/2042	75,000	75,718
Tucson Electric Power Co.
3.05%, 3/15/2025	150,000	147,321
Union Electric Co.:
2.95%, 6/15/2027	200,000	198,150
3.65%, 4/15/2045	60,000	59,512
Virginia Electric & Power Co.:
Series A, 3.15%, 1/15/2026	105,000	106,049
Series B, 2.95%, 11/15/2026	50,000	49,651

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series B, 3.80%, 9/15/2047	$100,000	$100,310
Series C, 2.75%, 3/15/2023	200,000	202,262
Series C, 4.00%, 11/15/2046	20,000	20,538
Westar Energy, Inc.:
3.10%, 4/1/2027	100,000	100,480
4.10%, 4/1/2043	100,000	104,489
Wisconsin Electric Power Co.
2.95%, 9/15/2021	250,000	255,937
Wisconsin Power & Light Co.
6.38%, 8/15/2037	100,000	133,883
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	100,493
4.70%, 5/15/2020	100,000	105,486

		19,746,002

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	27,151
4.88%, 10/15/2019	100,000	105,836
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	150,032
3.35%, 3/1/2026	50,000	50,599

		333,618

ELECTRONICS — 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/2020	200,000	214,006
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024 (f)	50,000	49,859
3.55%, 10/1/2027 (f)	50,000	49,683
Amphenol Corp.
3.20%, 4/1/2024	100,000	100,963
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	49,501
3.88%, 1/12/2028	50,000	49,932
Avnet, Inc.:
4.63%, 4/15/2026	25,000	25,711
4.88%, 12/1/2022	105,000	111,900
Flex, Ltd.
4.75%, 6/15/2025	50,000	54,112
FLIR Systems, Inc.
3.13%, 6/15/2021	25,000	25,320
Fortive Corp.:
2.35%, 6/15/2021	50,000	49,828
3.15%, 6/15/2026	150,000	149,331
4.30%, 6/15/2046	25,000	25,850
Honeywell International, Inc.:
1.40%, 10/30/2019	158,000	156,929
1.85%, 11/1/2021	100,000	98,760
4.25%, 3/1/2021	50,000	53,500
Series 30, 5.38%, 3/1/2041	100,000	124,144
Keysight Technologies, Inc.
3.30%, 10/30/2019	150,000	152,625
Koninklijke Philips NV:
3.75%, 3/15/2022	180,000	189,652
6.88%, 3/11/2038	100,000	134,347
Tech Data Corp.:
3.70%, 2/15/2022	100,000	100,911
4.95%, 2/15/2027	100,000	103,338

Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	115,000	117,647

		2,187,849

ENGINEERING & CONSTRUCTION — 0.0% (c)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	12,000	12,242
4.38%, 5/8/2042	56,000	60,010
Fluor Corp.
3.38%, 9/15/2021	80,000	82,698

		154,950

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	53,920
4.75%, 5/15/2023	200,000	221,188
5.00%, 3/1/2020	100,000	106,696
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	98,863
3.50%, 5/15/2024	150,000	155,601
4.10%, 3/1/2045	200,000	210,028

		846,296

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	50,616
3.80%, 8/2/2042	50,000	47,460
Conagra Brands, Inc.
3.20%, 1/25/2023	187,000	190,650
Flowers Foods, Inc.
4.38%, 4/1/2022 (a)	100,000	107,461
General Mills, Inc.:
3.15%, 12/15/2021	200,000	205,340
3.20%, 2/10/2027 (a)	100,000	99,091
Hershey Co.:
2.30%, 8/15/2026	50,000	47,096
3.38%, 8/15/2046	50,000	46,063
Ingredion, Inc.
4.63%, 11/1/2020	100,000	106,652
JM Smucker Co.:
3.50%, 3/15/2025	100,000	102,621
4.25%, 3/15/2035	100,000	104,681
4.38%, 3/15/2045	25,000	26,153
Kellogg Co.:
3.13%, 5/17/2022	100,000	102,579
3.25%, 4/1/2026	30,000	30,071
Koninklijke Ahold Delhaize NV
5.70%, 10/1/2040	30,000	34,455
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	174,000	177,130
3.00%, 6/1/2026	80,000	76,816
3.50%, 6/6/2022 (a)	243,000	251,680
3.50%, 7/15/2022	180,000	186,034
4.38%, 6/1/2046	85,000	83,571
5.00%, 7/15/2035	20,000	21,812
5.00%, 6/4/2042	225,000	240,433
5.20%, 7/15/2045	95,000	103,894
Kroger Co.:
2.65%, 10/15/2026 (a)	100,000	91,708
3.70%, 8/1/2027	65,000	64,226

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.88%, 10/15/2046	$25,000	$21,750
4.45%, 2/1/2047 (a)	100,000	94,891
5.40%, 7/15/2040	250,000	264,685
6.15%, 1/15/2020	100,000	108,731
6.90%, 4/15/2038	26,000	32,283
Series GMTN, 1.50%, 9/30/2019	30,000	29,647
McCormick & Co., Inc.
3.40%, 8/15/2027	100,000	100,500
Sysco Corp.:
1.90%, 4/1/2019	30,000	29,987
2.50%, 7/15/2021	70,000	70,496
2.60%, 10/1/2020	50,000	50,748
2.60%, 6/12/2022	30,000	30,073
3.25%, 7/15/2027	50,000	49,744
3.30%, 7/15/2026	50,000	50,125
3.75%, 10/1/2025	25,000	26,002
4.50%, 4/1/2046	50,000	52,741
4.85%, 10/1/2045	35,000	38,511
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	34,823
3.55%, 6/2/2027	80,000	81,099
4.55%, 6/2/2047	70,000	74,877
4.88%, 8/15/2034	50,000	55,187
5.15%, 8/15/2044	200,000	229,480
Unilever Capital Corp.:
1.38%, 7/28/2021 (a)	100,000	97,451
2.00%, 7/28/2026	100,000	92,308
4.25%, 2/10/2021	150,000	160,270
5.90%, 11/15/2032	101,000	131,977
WhiteWave Foods Co.
5.38%, 10/1/2022	30,000	33,791
Whole Foods Market, Inc.
5.20%, 12/3/2025	50,000	57,501

		4,697,971

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA
7.25%, 7/29/2019	220,000	239,569
Fibria Overseas Finance, Ltd.
5.50%, 1/17/2027 (a)	50,000	52,966
International Paper Co.:
3.00%, 2/15/2027	100,000	97,027
4.40%, 8/15/2047	100,000	101,062
5.15%, 5/15/2046	150,000	167,571
6.00%, 11/15/2041	20,000	24,389
7.50%, 8/15/2021	150,000	177,523
Weyerhaeuser Co.
3.25%, 3/15/2023	100,000	101,419

		961,526

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	65,000	65,055
4.13%, 10/15/2044	130,000	137,177
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	64,205
5.20%, 7/15/2025	50,000	53,520
NiSource Finance Corp.:
3.49%, 5/15/2027	50,000	50,652
3.95%, 3/30/2048	200,000	197,536
4.38%, 5/15/2047	50,000	52,518

ONE Gas, Inc.
2.07%, 2/1/2019	135,000	135,080
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/2046	50,000	47,261
Sempra Energy:
1.63%, 10/7/2019	70,000	69,528
2.85%, 11/15/2020	50,000	50,786
2.88%, 10/1/2022	15,000	15,074
3.75%, 11/15/2025	50,000	51,471
6.00%, 10/15/2039	150,000	189,297
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	50,000	48,574
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	150,000	146,661
Southwest Gas Corp.
3.80%, 9/29/2046	100,000	96,061
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	35,000	34,537

		1,504,993

HAND & MACHINE TOOLS — 0.0%(c)
Snap-on, Inc.
3.25%, 3/1/2027	45,000	45,721
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	50,000	49,876
2.45%, 11/17/2018	100,000	100,672
3.40%, 12/1/2021	60,000	62,363

		258,632

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.80%, 9/15/2020	50,000	50,788
2.90%, 11/30/2021	100,000	101,646
3.25%, 4/15/2023	100,000	102,200
3.40%, 11/30/2023	100,000	103,037
3.75%, 11/30/2026	250,000	256,593
3.88%, 9/15/2025	40,000	41,379
4.75%, 11/30/2036	100,000	110,369
4.90%, 11/30/2046	200,000	223,214
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,706
2.60%, 8/15/2026	50,000	47,701
3.50%, 8/15/2046	50,000	44,939
Becton Dickinson and Co.:
2.13%, 6/6/2019	107,000	107,292
2.40%, 6/5/2020	35,000	35,096
2.68%, 12/15/2019	218,000	220,596
2.89%, 6/6/2022	65,000	65,247
3.36%, 6/6/2024	50,000	50,458
3.70%, 6/6/2027	150,000	151,711
3.73%, 12/15/2024	119,000	122,121
4.67%, 6/6/2047	50,000	52,354
5.00%, 11/12/2040	100,000	108,079
Boston Scientific Corp.
2.65%, 10/1/2018	200,000	201,078
Covidien International Finance SA
4.20%, 6/15/2020	200,000	211,062
CR Bard, Inc.
3.00%, 5/15/2026	100,000	99,412

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Danaher Corp.:
3.35%, 9/15/2025	$65,000	$67,433
4.38%, 9/15/2045	60,000	65,277
Life Technologies Corp.
6.00%, 3/1/2020	150,000	162,962
Medtronic Global Holdings SCA
3.35%, 4/1/2027	100,000	102,553
Medtronic, Inc.:
2.50%, 3/15/2020	100,000	101,486
3.13%, 3/15/2022	210,000	216,394
3.15%, 3/15/2022	391,000	404,943
3.50%, 3/15/2025	300,000	312,828
4.63%, 3/15/2045	75,000	85,408
Stryker Corp.:
2.00%, 3/8/2019	30,000	30,072
2.63%, 3/15/2021	50,000	50,648
3.38%, 11/1/2025	50,000	51,058
3.50%, 3/15/2026	25,000	25,660
4.10%, 4/1/2043	50,000	50,081
4.63%, 3/15/2046	130,000	142,481
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,190
2.95%, 9/19/2026	165,000	161,452
3.00%, 4/15/2023	145,000	147,274
3.65%, 12/15/2025	100,000	103,666
5.30%, 2/1/2044	100,000	117,489
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	150,000	151,381
3.55%, 4/1/2025	70,000	70,680
4.63%, 11/30/2019	100,000	104,930

		5,341,424

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	100,499
2.80%, 6/15/2023	55,000	55,331
4.50%, 5/15/2042	141,000	153,971
6.63%, 6/15/2036	149,000	201,590
AHS Hospital Corp.
5.02%, 7/1/2045	25,000	29,615
Anthem, Inc.:
4.63%, 5/15/2042	145,000	157,196
4.65%, 1/15/2043	100,000	108,580
5.95%, 12/15/2034	68,000	83,048
Ascension Health
3.95%, 11/15/2046	120,000	122,659
Baylor Scott & White Holdings:
3.97%, 11/15/2046 (a)	50,000	50,532
4.19%, 11/15/2045	65,000	68,303
Children’s Hospital Corp.
Series 2017, 4.12%, 1/1/2047	65,000	68,249
Cigna Corp.:
3.25%, 4/15/2025	50,000	50,614
4.00%, 2/15/2022	50,000	52,881
4.50%, 3/15/2021	20,000	21,311
5.38%, 2/15/2042	125,000	153,711
Coventry Health Care, Inc.
5.45%, 6/15/2021	100,000	109,916

Duke University Health System, Inc.
Series 2017, 3.92%, 6/1/2047	50,000	51,130
Hackensack Meridian Health, Inc.
4.50%, 7/1/2057	50,000	54,153
Howard Hughes Medical Institute
3.50%, 9/1/2023	50,000	52,574
Humana, Inc.:
3.85%, 10/1/2024	153,000	160,832
3.95%, 3/15/2027	50,000	52,308
4.63%, 12/1/2042	30,000	32,235
Johns Hopkins Health System Corp.
3.84%, 5/15/2046	35,000	35,101
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	50,000	50,302
4.15%, 5/1/2047	40,000	42,394
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,166
3.25%, 9/1/2024	100,000	100,445
3.60%, 9/1/2027	100,000	100,609
4.63%, 11/15/2020	10,000	10,629
Magellan Health, Inc.
4.40%, 9/22/2024	100,000	99,993
Mayo Clinic
Series 2016, 4.13%, 11/15/2052	50,000	53,036
Memorial Sloan-Kettering Cancer Center
Series 2015, 4.20%, 7/1/2055	64,000	67,278
New York and Presbyterian Hospital
4.02%, 8/1/2045	25,000	25,742
Northwell Healthcare, Inc.
3.98%, 11/1/2046	100,000	95,936
NYU Hospitals Center
4.37%, 7/1/2047 (a)	50,000	52,945
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	50,000	48,018
Series I, 3.74%, 10/1/2047	50,000	48,066
Quest Diagnostics, Inc.
2.70%, 4/1/2019 (a)	230,000	232,328
RWJ Barnabas Health, Inc.
3.95%, 7/1/2046	50,000	49,610
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	99,893
2.13%, 3/15/2021	100,000	99,805
2.70%, 7/15/2020	60,000	61,195
3.10%, 3/15/2026	100,000	101,092
3.38%, 4/15/2027	100,000	102,816
3.45%, 1/15/2027	50,000	51,695
3.75%, 7/15/2025	100,000	106,166
3.88%, 10/15/2020	100,000	105,051
4.20%, 1/15/2047	25,000	26,595
4.25%, 4/15/2047	63,000	67,763
4.75%, 7/15/2045	101,000	116,585
5.95%, 2/15/2041	20,000	26,077
6.88%, 2/15/2038	206,000	292,440

		4,377,009

HOLDING COMPANIES-DIVERS — 0.0%(c)
Leucadia National Corp.
5.50%, 10/18/2023	100,000	106,848

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOME BUILDERS — 0.0%(c)
DR Horton, Inc.:
3.75%, 3/1/2019	$60,000	$61,143
4.00%, 2/15/2020	80,000	82,878

		144,021

HOME FURNISHINGS — 0.0%(c)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	103,472
4.00%, 3/1/2024	60,000	63,277
4.50%, 6/1/2046	35,000	36,490

		203,239

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	98,141
Series MTN, 3.70%, 8/1/2047	55,000	54,306
Series MTN, 4.00%, 8/15/2045	100,000	103,685
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,683
3.15%, 3/15/2027	100,000	101,379
4.15%, 3/15/2047	65,000	68,489
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	49,434
1.85%, 2/2/2021	50,000	49,756
2.30%, 2/6/2022	189,000	190,332
2.45%, 11/3/2026	50,000	48,388
2.70%, 2/2/2026	50,000	49,596
5.55%, 3/5/2037	135,000	178,326

		1,011,515

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	50,000	50,462
2.45%, 8/1/2022	100,000	99,631
3.95%, 8/1/2047	100,000	99,256
Clorox Co.
3.50%, 12/15/2024	116,000	119,953
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	34,880
2.40%, 3/1/2022	100,000	100,575
2.75%, 2/15/2026	50,000	49,509
6.63%, 8/1/2037	100,000	140,106

		694,372

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	101,535
3.15%, 4/1/2021	191,000	195,235
3.85%, 4/1/2023	60,000	63,017
3.90%, 11/1/2025	50,000	51,860
4.20%, 4/1/2026	75,000	79,032
5.38%, 4/1/2036	30,000	34,956

		525,635

INSURANCE — 0.8%
AEGON Funding Co. LLC
5.75%, 12/15/2020	8,000	8,738
Alleghany Corp.
4.90%, 9/15/2044	125,000	131,670

Allied World Assurance Co. Holdings, Ltd.
5.50%, 11/15/2020	100,000	107,624
Allstate Corp.:
3.28%, 12/15/2026	20,000	20,329
4.20%, 12/15/2046	100,000	106,357
5.95%, 4/1/2036	15,000	19,106
7.45%, 5/16/2019	50,000	54,169
American Financial Group, Inc.
3.50%, 8/15/2026	50,000	50,025
American International Group, Inc.:
3.30%, 3/1/2021	140,000	144,138
3.38%, 8/15/2020 (a)	8,000	8,279
3.75%, 7/10/2025	35,000	36,141
4.38%, 1/15/2055	225,000	219,526
4.50%, 7/16/2044	200,000	208,752
4.70%, 7/10/2035	50,000	53,810
4.88%, 6/1/2022	100,000	109,801
Aon Corp.
5.00%, 9/30/2020	22,000	23,668
Aon PLC:
2.80%, 3/15/2021	50,000	50,552
3.50%, 6/14/2024	100,000	102,924
4.00%, 11/27/2023	100,000	106,481
4.60%, 6/14/2044	50,000	53,259
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	104,081
5.03%, 12/15/2046	100,000	111,857
Arch Capital Group US, Inc.
5.14%, 11/1/2043	50,000	56,061
Assurant, Inc.
4.00%, 3/15/2023	100,000	103,707
AXA SA
8.60%, 12/15/2030	100,000	143,602
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	104,250
4.30%, 5/15/2043	50,000	54,537
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	55,000	55,304
3.13%, 3/15/2026	355,000	359,011
3.75%, 8/15/2021	100,000	105,778
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	100,000	98,172
4.70%, 6/22/2047 (b)	150,000	146,995
Chubb Corp.
6.00%, 5/11/2037	100,000	130,453
Chubb INA Holdings, Inc.
2.70%, 3/13/2023	100,000	100,609
Cincinnati Financial Corp.
6.13%, 11/1/2034	100,000	121,491
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	53,789
5.88%, 8/15/2020	8,000	8,730
Hanover Insurance Group, Inc.
4.50%, 4/15/2026	50,000	52,362
Hartford Financial Services Group, Inc.
5.50%, 3/30/2020	10,000	10,778
Kemper Corp.
4.35%, 2/15/2025	70,000	71,151

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lincoln National Corp.:
3.35%, 3/9/2025	$50,000	$50,349
4.00%, 9/1/2023	100,000	105,181
6.30%, 10/9/2037	100,000	123,192
Loews Corp.
4.13%, 5/15/2043	200,000	198,538
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (d)	100,000	101,037
4.15%, 3/4/2026	50,000	53,196
4.90%, 9/17/2020 (a)	18,000	19,305
5.38%, 3/4/2046 (a)	50,000	60,644
Markel Corp.
5.00%, 4/5/2046	50,000	53,887
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	8,049
2.75%, 1/30/2022	60,000	60,619
3.30%, 3/14/2023	100,000	103,420
3.50%, 6/3/2024	75,000	77,617
3.50%, 3/10/2025	75,000	77,352
3.75%, 3/14/2026	112,000	117,159
4.35%, 1/30/2047	40,000	42,840
Mercury General Corp.
4.40%, 3/15/2027	100,000	102,814
MetLife, Inc.:
3.60%, 11/13/2025	100,000	104,181
4.60%, 5/13/2046	100,000	109,877
4.88%, 11/13/2043	150,000	169,576
5.70%, 6/15/2035	125,000	154,954
5.88%, 2/6/2041	100,000	127,338
6.40%, 12/15/2066	150,000	173,316
7.72%, 2/15/2019	50,000	53,937
Series D, 4.37%, 9/15/2023	100,000	108,901
Nationwide Financial Services, Inc.
Series JR, 6.75%, 5/15/2087	100,000	111,334
Old Republic International Corp.
4.88%, 10/1/2024	100,000	107,468
Principal Financial Group, Inc.
3.40%, 5/15/2025	50,000	51,096
Progressive Corp.:
4.13%, 4/15/2047	100,000	105,308
4.35%, 4/25/2044	200,000	217,938
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	10,000	10,683
Series MTN, 4.50%, 11/16/2021	650,000	702,637
Series MTN, 5.38%, 6/21/2020	12,000	13,035
Series MTN, 5.80%, 11/16/2041	50,000	62,882
Reinsurance Group of America, Inc.
3.95%, 9/15/2026	60,000	60,972
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027 (a)	30,000	29,556
Travelers Cos., Inc
4.00%, 5/30/2047	160,000	165,539
Travelers Cos., Inc.
3.90%, 11/1/2020	116,000	121,831
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	51,045
4.40%, 3/15/2026	100,000	105,081

Unum Group:
4.00%, 3/15/2024	100,000	104,212
5.75%, 8/15/2042	50,000	59,370
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	50,263
4.80%, 6/15/2046	30,000	31,422
5.70%, 7/15/2043	100,000	117,002
Willis North America, Inc.
3.60%, 5/15/2024	50,000	51,096
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	54,047
4.75%, 8/1/2044	50,000	51,650
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	133,093
5.75%, 10/1/2021	100,000	111,520

		8,645,426

INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	302,334
3.13%, 11/28/2021 (a)	100,000	102,181
3.60%, 11/28/2024 (a)	17,000	17,619
Alphabet, Inc.:
2.00%, 8/15/2026	200,000	187,672
3.63%, 5/19/2021	100,000	105,725
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	150,000	150,382
2.40%, 2/22/2023 (b)	100,000	99,823
3.15%, 8/22/2027 (b)	150,000	151,035
3.30%, 12/5/2021	100,000	104,408
3.88%, 8/22/2037 (b)	200,000	203,570
4.05%, 8/22/2047 (b)	45,000	45,834
4.25%, 8/22/2057 (b)	70,000	71,812
4.80%, 12/5/2034	150,000	170,110
4.95%, 12/5/2044	125,000	144,552
Baidu, Inc.
3.50%, 11/28/2022	200,000	205,950
eBay, Inc.:
2.15%, 6/5/2020	60,000	60,103
2.20%, 8/1/2019	50,000	50,196
2.75%, 1/30/2023	100,000	99,899
3.60%, 6/5/2027	100,000	99,420
3.80%, 3/9/2022	50,000	52,425
4.00%, 7/15/2042	200,000	181,520
Expedia, Inc.:
3.80%, 2/15/2028 (b)	100,000	99,224
4.50%, 8/15/2024	200,000	211,792
JD.com, Inc.
3.88%, 4/29/2026 (a)	200,000	201,198
Priceline Group, Inc.:
2.75%, 3/15/2023	100,000	99,919
3.55%, 3/15/2028	100,000	100,085
3.60%, 6/1/2026	100,000	101,590

		3,420,378

INVESTMENT COMPANY SECURITY — 0.0%(c)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	99,068
3.63%, 1/19/2022	100,000	101,290
3.88%, 1/15/2020	44,000	45,097

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

FS Investment Corp.
4.25%, 1/15/2020	$60,000	$61,465

		306,920

IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022	350,000	364,259
6.25%, 8/10/2026 (a)	50,000	56,823
6.88%, 11/21/2036	180,000	206,739
6.88%, 11/10/2039 (a)	165,000	189,364

		817,185

IT SERVICES — 0.7%
Apple, Inc.:
1.50%, 9/12/2019	100,000	99,845
1.55%, 2/8/2019	100,000	99,986
1.70%, 2/22/2019	185,000	185,409
1.80%, 5/11/2020	100,000	100,015
1.90%, 2/7/2020	100,000	100,265
2.00%, 5/6/2020	150,000	150,675
2.10%, 5/6/2019	146,000	147,222
2.10%, 9/12/2022	100,000	99,453
2.25%, 2/23/2021	100,000	100,771
2.30%, 5/11/2022	100,000	100,436
2.40%, 5/3/2023	25,000	24,946
2.45%, 8/4/2026	200,000	192,968
2.50%, 2/9/2022	100,000	101,325
2.50%, 2/9/2025	150,000	147,894
2.70%, 5/13/2022	115,000	117,122
2.85%, 5/6/2021	250,000	257,172
2.85%, 2/23/2023	100,000	102,272
2.90%, 9/12/2027	100,000	99,524
3.00%, 2/9/2024	65,000	66,602
3.00%, 6/20/2027	65,000	65,051
3.20%, 5/13/2025	50,000	51,428
3.20%, 5/11/2027	62,000	63,092
3.25%, 2/23/2026	55,000	56,486
3.35%, 2/9/2027	150,000	154,284
3.45%, 5/6/2024	250,000	261,907
3.75%, 9/12/2047	75,000	74,700
3.85%, 5/4/2043	225,000	227,304
3.85%, 8/4/2046	165,000	166,556
4.25%, 2/9/2047	25,000	26,880
4.38%, 5/13/2045	65,000	70,822
4.65%, 2/23/2046	120,000	135,930
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	285,000	290,558
4.42%, 6/15/2021 (b)	300,000	314,724
5.45%, 6/15/2023 (b)	100,000	109,495
6.02%, 6/15/2026 (b)	25,000	27,734
8.10%, 7/15/2036 (b)	165,000	206,199
8.35%, 7/15/2046 (b)	70,000	89,713
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	100,000	103,669
4.40%, 10/15/2022	100,000	106,611
4.90%, 10/15/2025	50,000	52,833
6.20%, 10/15/2035	115,000	123,520
6.35%, 10/15/2045	100,000	105,962
HP Enterprise Services LLC
7.45%, 10/15/2029	165,000	200,719

HP, Inc.:
4.05%, 9/15/2022	122,000	129,277
4.30%, 6/1/2021	100,000	105,989
4.65%, 12/9/2021	203,000	218,590
IBM Credit LLC:
1.80%, 1/20/2021	100,000	99,439
2.20%, 9/8/2022	100,000	99,277
International Business Machines Corp.:
1.80%, 5/17/2019	233,000	233,673
1.90%, 1/27/2020	100,000	100,197
1.95%, 2/12/2019 (a)	50,000	50,240
2.25%, 2/19/2021	100,000	100,561
2.50%, 1/27/2022	100,000	101,075
3.45%, 2/19/2026	150,000	154,846
3.63%, 2/12/2024	125,000	131,085
4.00%, 6/20/2042	100,000	100,388
5.88%, 11/29/2032	70,000	88,302
6.22%, 8/1/2027	200,000	249,968
7.00%, 10/30/2025	100,000	128,125
NetApp, Inc.
3.38%, 6/15/2021	50,000	51,290
Seagate HDD Cayman:
3.75%, 11/15/2018	196,000	199,446
4.25%, 3/1/2022 (b)	100,000	99,678
4.88%, 3/1/2024 (b)	100,000	98,588
5.75%, 12/1/2034 (a)	125,000	116,894

		8,037,007

LEISURE TIME — 0.0%(c)
Carnival Corp.
3.95%, 10/15/2020	67,000	70,434
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	51,190
4.63%, 7/28/2045	50,000	52,598

		174,222

LODGING — 0.0%(c)
Hyatt Hotels Corp.
4.85%, 3/15/2026	25,000	27,286
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	128,489
3.75%, 10/1/2025	150,000	154,557
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	90,000	90,735
4.50%, 4/1/2027	105,000	105,539

		506,606

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.35%, 5/18/2019	100,000	99,344
Series MTN, 1.90%, 3/22/2019	100,000	100,254
Series MTN, 2.00%, 3/5/2020	180,000	180,158
Series MTN, 2.10%, 1/10/2020	25,000	25,131
Series MTN, 2.40%, 6/6/2022	100,000	100,184
Series MTN, 7.15%, 2/15/2019	180,000	192,929
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	141,253
3.80%, 8/15/2042	100,000	101,674
6.05%, 8/15/2036	165,000	214,390

		1,155,317

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc.
4.88%, 10/1/2043	$100,000	$114,639
Deere & Co.:
2.60%, 6/8/2022	201,000	203,111
3.90%, 6/9/2042	100,000	103,550
5.38%, 10/16/2029	75,000	91,005
Flowserve Corp.
4.00%, 11/15/2023	43,000	44,325
John Deere Capital Corp.:
Series MTN, 1.95%, 12/13/2018	121,000	121,431
Series MTN, 2.05%, 3/10/2020	114,000	114,398
Series MTN, 2.15%, 9/8/2022	50,000	49,602
Series MTN, 2.38%, 7/14/2020	150,000	151,515
Series MTN, 2.65%, 6/24/2024	100,000	99,389
Series MTN, 2.80%, 3/4/2021	150,000	152,991
Series MTN, 2.80%, 3/6/2023	50,000	50,772
Series MTN, 2.80%, 9/8/2027	50,000	49,298
Rockwell Automation, Inc.
2.88%, 3/1/2025	100,000	99,219
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	100,206
2.80%, 12/15/2021	150,000	151,231
3.00%, 12/15/2020	50,000	50,979
3.80%, 12/15/2026	55,000	56,795
3.85%, 12/15/2025	25,000	25,910
Wabtec Corp.
3.45%, 11/15/2026	50,000	49,173
Xylem, Inc.:
3.25%, 11/1/2026	55,000	54,886
4.38%, 11/1/2046	25,000	26,084

		1,960,509

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	108,000	112,236
3.70%, 10/15/2025	20,000	20,640
4.50%, 2/15/2021	150,000	160,521
4.75%, 9/15/2044	100,000	105,903
4.95%, 10/15/2045	46,000	50,242
6.15%, 3/1/2037	165,000	205,115
6.40%, 12/15/2035	150,000	189,834
6.65%, 11/15/2037	100,000	131,709
Series WI, 3.38%, 11/15/2026	30,000	30,008
Series WI, 4.75%, 11/15/2046	25,000	26,750
CBS Corp.:
2.30%, 8/15/2019	100,000	100,596
4.85%, 7/1/2042	105,000	111,184
7.88%, 7/30/2030	254,000	347,784
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	55,000	56,474
4.20%, 3/15/2028 (b)	100,000	101,364
4.46%, 7/23/2022	100,000	105,757
4.91%, 7/23/2025	77,000	82,388
5.38%, 5/1/2047 (b)	150,000	155,680
6.38%, 10/23/2035	70,000	81,596
6.48%, 10/23/2045	460,000	539,391

6.83%, 10/23/2055	50,000	60,584
Comcast Corp.:
1.63%, 1/15/2022	50,000	48,735
2.35%, 1/15/2027	40,000	37,439
2.75%, 3/1/2023	370,000	374,096
3.00%, 2/1/2024	100,000	101,469
3.15%, 3/1/2026	170,000	171,079
3.15%, 2/15/2028	200,000	199,026
3.20%, 7/15/2036	50,000	47,218
3.30%, 2/1/2027	100,000	101,336
3.38%, 8/15/2025	45,000	46,315
4.00%, 8/15/2047	200,000	203,292
4.20%, 8/15/2034	83,000	87,796
4.25%, 1/15/2033	50,000	53,704
4.40%, 8/15/2035	38,000	41,204
4.50%, 1/15/2043	340,000	366,044
4.65%, 7/15/2042	170,000	187,656
6.40%, 5/15/2038	30,000	40,024
6.95%, 8/15/2037	200,000	278,898
Discovery Communications LLC:
2.95%, 3/20/2023	50,000	50,209
3.80%, 3/13/2024	100,000	102,922
3.95%, 3/20/2028	60,000	59,874
4.38%, 6/15/2021	128,000	135,282
5.00%, 9/20/2037	20,000	20,422
5.20%, 9/20/2047	30,000	30,507
6.35%, 6/1/2040	50,000	57,853
Series 2Y, 2.20%, 9/20/2019	15,000	15,054
NBCUniversal Media LLC:
2.88%, 1/15/2023	170,000	172,887
4.38%, 4/1/2021	150,000	161,241
5.15%, 4/30/2020	155,000	167,509
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	102,343
3.90%, 11/15/2024	50,000	51,067
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	214,723
4.70%, 10/15/2019	100,000	105,166
5.85%, 4/15/2040	115,000	133,919
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	103,522
4.50%, 9/15/2042	100,000	94,630
5.50%, 9/1/2041	270,000	283,171
Time Warner, Inc.:
2.95%, 7/15/2026	185,000	175,263
3.55%, 6/1/2024	100,000	101,938
3.80%, 2/15/2027	35,000	35,068
3.88%, 1/15/2026	100,000	101,564
4.00%, 1/15/2022	203,000	213,840
4.85%, 7/15/2045	50,000	50,837
4.88%, 3/15/2020	270,000	287,250
4.90%, 6/15/2042	100,000	101,160
7.70%, 5/1/2032	60,000	83,426
Viacom, Inc.:
3.13%, 6/15/2022	50,000	49,564
3.45%, 10/4/2026	100,000	96,132
3.88%, 12/15/2021	359,000	368,374
4.38%, 3/15/2043	45,000	38,742
5.63%, 9/15/2019	200,000	213,070

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Walt Disney Co.:
2.75%, 8/16/2021	$100,000	$102,224
3.00%, 2/13/2026	100,000	100,995
4.38%, 8/16/2041	200,000	214,766
Series GMTN, 1.85%, 5/30/2019	220,000	220,552
Series GMTN, 4.13%, 6/1/2044 (a)	100,000	104,725
Series MTN, 0.88%, 7/12/2019	20,000	19,714
Series MTN, 1.85%, 7/30/2026	30,000	27,529
Series MTN, 2.35%, 12/1/2022	50,000	50,053
Series MTN, 2.95%, 6/15/2027	100,000	99,811
Series MTN, 3.00%, 7/30/2046	25,000	21,721
Series MTN, 3.75%, 6/1/2021	100,000	105,739

		10,207,445

METAL FABRICATE & HARDWARE — 0.0%(c)
Precision Castparts Corp.
2.50%, 1/15/2023	100,000	100,254
Timken Co.
3.88%, 9/1/2024	70,000	70,696

		170,950

MINING — 0.2%
Barrick Gold Corp.
5.25%, 4/1/2042	100,000	113,991
Barrick North America Finance LLC:
4.40%, 5/30/2021	49,000	52,647
5.70%, 5/30/2041	100,000	119,201
5.75%, 5/1/2043	70,000	85,104
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	74,000	75,680
5.00%, 9/30/2043	170,000	200,350
Goldcorp, Inc.
5.45%, 6/9/2044	200,000	224,296
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	134,408
4.88%, 3/15/2042	135,000	144,484
5.88%, 4/1/2035	100,000	117,875
6.25%, 10/1/2039	100,000	124,670
Rio Tinto Finance USA PLC
4.13%, 8/21/2042 (a)	128,000	133,387
Southern Copper Corp.:
3.88%, 4/23/2025	120,000	124,486
5.25%, 11/8/2042	220,000	233,847

		1,884,426

MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 2.00%, 8/7/2020	50,000	50,350
Series MTN, 3.00%, 8/7/2025	150,000	152,242
Series MTN, 3.88%, 6/15/2044	50,000	51,363
Carlisle Cos., Inc.
3.75%, 11/15/2022	100,000	102,549
Crane Co.
4.45%, 12/15/2023	50,000	52,763
Dover Corp.
4.30%, 3/1/2021	100,000	106,016
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,917
3.92%, 9/15/2047	50,000	49,202

4.00%, 11/2/2032	140,000	145,191
4.15%, 11/2/2042	115,000	116,266
General Electric Co.:
2.70%, 10/9/2022	161,000	164,365
4.13%, 10/9/2042	6,000	6,329
4.50%, 3/11/2044	125,000	139,919
Hexcel Corp.:
3.95%, 2/15/2027	100,000	102,476
4.70%, 8/15/2025	25,000	26,773
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	125,000	121,810
3.90%, 9/1/2042	120,000	123,372
4.88%, 9/15/2041	100,000	116,708
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a) (b)	60,000	60,370
4.10%, 3/1/2047 (b)	40,000	41,115
Series MTN, 4.20%, 11/21/2034	70,000	74,007
Textron, Inc.:
3.65%, 3/15/2027	100,000	101,203
3.88%, 3/1/2025	55,000	56,838
Tyco Electronics Group SA
3.70%, 2/15/2026	100,000	104,025

		2,164,169

MULTI-NATIONAL — 0.4%
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	200,172
European Investment Bank:
1.75%, 6/17/2019	1,000,000	1,002,510
1.88%, 3/15/2019	150,000	150,638
2.50%, 4/15/2021 (a)	200,000	204,000
2.50%, 10/15/2024 (a)	700,000	710,339
Series MTN, 1.25%, 5/15/2019	650,000	646,483
Inter-American Development Bank 1.25%, 10/15/2019	300,000	297,723
International Bank for Reconstruction & Development: 2.13%, 11/1/2020	200,000	201,954
Series GDIF, 2.50%, 11/25/2024	100,000	101,207
Series GMTN, 4.75%, 2/15/2035	650,000	823,693

		4,338,719

OFFICE & BUSINESS EQUIPMENT — 0.0%(c)
Pitney Bowes, Inc.:
3.63%, 9/15/2020	25,000	25,096
3.88%, 5/15/2022	100,000	98,715
4.70%, 4/1/2023	50,000	49,102
Xerox Corp.
3.63%, 3/15/2023	300,000	297,567

		470,480

OIL & GAS — 1.9%
Anadarko Finance Co.
Series B, 7.50%, 5/1/2031	100,000	125,448
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,140
5.55%, 3/15/2026	250,000	278,673
6.45%, 9/15/2036	100,000	118,702
6.60%, 3/15/2046	150,000	184,827
Andeavor:
4.75%, 12/15/2023 (b)	50,000	53,956
5.13%, 12/15/2026 (b)	50,000	54,760

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Apache Corp.:
3.25%, 4/15/2022	$350,000	$355,138
4.75%, 4/15/2043	70,000	70,350
5.10%, 9/1/2040	120,000	125,909
BP Capital Markets PLC:
1.68%, 5/3/2019	20,000	19,978
2.24%, 5/10/2019	100,000	100,696
2.32%, 2/13/2020	100,000	100,982
2.75%, 5/10/2023	250,000	250,722
3.12%, 5/4/2026	25,000	24,985
3.22%, 11/28/2023	100,000	102,349
3.25%, 5/6/2022	142,000	147,018
3.28%, 9/19/2027	100,000	99,975
3.51%, 3/17/2025	150,000	155,019
3.56%, 11/1/2021	100,000	104,859
3.72%, 11/28/2028	60,000	61,876
4.74%, 3/11/2021	200,000	217,030
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	50,000	50,057
3.85%, 6/1/2027	50,000	50,476
6.25%, 3/15/2038	105,000	126,432
6.50%, 2/15/2037	250,000	300,300
Series GMTN, 4.95%, 6/1/2047	25,000	26,397
Cenovus Energy, Inc.:
3.00%, 8/15/2022	55,000	54,037
4.25%, 4/15/2027 (a) (b)	100,000	99,151
4.45%, 9/15/2042	125,000	109,531
5.25%, 6/15/2037 (b)	35,000	34,636
5.40%, 6/15/2047 (b)	100,000	99,501
5.70%, 10/15/2019	80,000	84,650
Chevron Corp.:
1.56%, 5/16/2019	141,000	140,738
1.79%, 11/16/2018	100,000	100,184
1.96%, 3/3/2020	118,000	118,337
2.10%, 5/16/2021	100,000	99,877
2.41%, 3/3/2022	50,000	50,361
2.42%, 11/17/2020	100,000	101,397
2.43%, 6/24/2020	211,000	214,123
2.57%, 5/16/2023	100,000	100,569
2.95%, 5/16/2026	100,000	99,857
3.19%, 6/24/2023	187,000	194,052
3.33%, 11/17/2025	150,000	154,686
Cimarex Energy Co.
3.90%, 5/15/2027	80,000	81,442
CNOOC Finance 2013, Ltd.
3.00%, 5/9/2023	200,000	200,122
CNOOC Finance 2015 Australia Pty, Ltd.
4.20%, 5/5/2045	150,000	150,096
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/2024	200,000	212,596
Concho Resources, Inc.:
3.75%, 10/1/2027	50,000	50,324
4.38%, 1/15/2025	100,000	105,250
ConocoPhillips
5.90%, 10/15/2032	100,000	121,727
ConocoPhillips Co.:
2.20%, 5/15/2020	85,000	85,438
3.35%, 11/15/2024	200,000	205,756
3.35%, 5/15/2025	155,000	158,585

4.15%, 11/15/2034 (a)	100,000	103,460
4.95%, 3/15/2026 (a)	200,000	225,122
ConocoPhillips Holding Co.
6.95%, 4/15/2029	95,000	123,115
Devon Energy Corp.
7.95%, 4/15/2032	200,000	265,336
Devon Financing Co. LLC
7.88%, 9/30/2031	50,000	65,927
Ecopetrol SA:
4.13%, 1/16/2025	170,000	170,311
5.88%, 9/18/2023	100,000	111,246
5.88%, 5/28/2045	200,000	196,200
7.63%, 7/23/2019	175,000	191,980
Encana Corp.
3.90%, 11/15/2021 (a)	300,000	307,875
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	99,785
4.10%, 2/1/2021	100,000	105,493
4.15%, 1/15/2026	50,000	53,041
5.63%, 6/1/2019	129,000	136,583
EQT Corp.
8.13%, 6/1/2019	100,000	109,090
Exxon Mobil Corp.:
1.71%, 3/1/2019	100,000	100,105
1.82%, 3/15/2019	100,000	100,262
1.91%, 3/6/2020	108,000	108,222
2.22%, 3/1/2021	328,000	330,312
2.71%, 3/6/2025	100,000	100,276
2.73%, 3/1/2023	88,000	89,578
3.04%, 3/1/2026 (a)	100,000	101,796
3.18%, 3/15/2024	100,000	103,794
3.57%, 3/6/2045	45,000	44,203
4.11%, 3/1/2046	65,000	70,154
Hess Corp.:
4.30%, 4/1/2027 (a)	100,000	99,473
5.60%, 2/15/2041	143,000	142,740
5.80%, 4/1/2047	100,000	102,723
7.88%, 10/1/2029	100,000	121,381
HollyFrontier Corp.
5.88%, 4/1/2026	100,000	109,049
Husky Energy, Inc.
3.95%, 4/15/2022	251,000	261,753
Marathon Oil Corp.:
2.70%, 6/1/2020 (a)	100,000	99,950
2.80%, 11/1/2022 (a)	74,000	72,213
4.40%, 7/15/2027 (a)	100,000	101,950
6.80%, 3/15/2032	100,000	114,430
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	108,506
6.50%, 3/1/2041	49,000	58,739
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	240,952
6.40%, 5/15/2037	425,000	545,500
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	307,488
4.95%, 8/15/2047	50,000	50,824
5.25%, 11/15/2043	125,000	131,380
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	49,437

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.40%, 4/15/2026	$100,000	$102,179
4.10%, 2/15/2047	50,000	51,210
Series 1, 4.10%, 2/1/2021	100,000	105,749
Petro-Canada
5.95%, 5/15/2035	100,000	120,342
Petroleos Mexicanos:
2.38%, 4/15/2025	76,000	76,437
4.50%, 1/23/2026 (a)	275,000	274,332
4.63%, 9/21/2023	150,000	154,912
4.88%, 1/24/2022	350,000	366,957
4.88%, 1/18/2024	200,000	207,258
5.50%, 1/21/2021	200,000	213,622
5.50%, 6/27/2044	40,000	37,228
5.63%, 1/23/2046	275,000	256,421
6.38%, 2/4/2021	100,000	109,321
6.38%, 1/23/2045	100,000	102,059
6.50%, 6/2/2041	150,000	156,462
6.63%, 6/15/2035	215,000	231,955
6.75%, 9/21/2047 (b)	329,000	350,400
6.88%, 8/4/2026	100,000	113,856
8.00%, 5/3/2019	100,000	109,225
Phillips 66:
4.30%, 4/1/2022	100,000	107,123
4.88%, 11/15/2044	75,000	81,616
5.88%, 5/1/2042	150,000	184,185
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	51,563
4.45%, 1/15/2026	50,000	53,508
Sasol Financing International, Ltd.
4.50%, 11/14/2022	100,000	103,584
Shell International Finance B.V.:
1.38%, 9/12/2019	100,000	99,325
1.63%, 11/10/2018	250,000	250,125
1.75%, 9/12/2021	100,000	98,605
1.88%, 5/10/2021	150,000	148,849
2.00%, 11/15/2018	378,000	379,633
2.13%, 5/11/2020	100,000	100,524
2.25%, 11/10/2020	100,000	100,787
2.50%, 9/12/2026	100,000	96,304
2.88%, 5/10/2026 (a)	108,000	107,442
3.25%, 5/11/2025	150,000	153,626
3.63%, 8/21/2042	200,000	190,912
3.75%, 9/12/2046	100,000	96,996
4.00%, 5/10/2046	100,000	101,347
4.13%, 5/11/2035	63,000	66,604
4.38%, 5/11/2045	100,000	107,118
4.55%, 8/12/2043	100,000	108,763
6.38%, 12/15/2038	20,000	27,059
Statoil ASA:
2.90%, 11/8/2020	120,000	122,830
3.15%, 1/23/2022	100,000	103,121
3.25%, 11/10/2024	176,000	180,444
5.10%, 8/17/2040	125,000	145,830
5.25%, 4/15/2019	18,000	18,924
7.75%, 6/15/2023	50,000	62,816
Total Capital International SA:
2.13%, 1/10/2019	350,000	352,159
2.75%, 6/19/2021	100,000	102,228
2.88%, 2/17/2022	30,000	30,648

3.70%, 1/15/2024	100,000	105,515
3.75%, 4/10/2024	100,000	105,667
Total Capital SA
4.45%, 6/24/2020	59,000	63,009
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	107,279
6.13%, 2/1/2020	181,000	196,879
6.63%, 6/15/2037	100,000	124,747

		20,496,450

OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	44,234
5.13%, 9/15/2040	100,000	115,556
Halliburton Co.:
3.80%, 11/15/2025	195,000	200,497
4.85%, 11/15/2035	50,000	54,203
5.00%, 11/15/2045	142,000	155,604
7.45%, 9/15/2039	100,000	140,208
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	243,000	237,528
3.95%, 12/1/2042	50,000	42,023
Schlumberger Investment SA
3.65%, 12/1/2023	142,000	150,521

		1,140,374

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc.
4.50%, 10/15/2021	100,000	106,591
Packaging Corp. of America
3.65%, 9/15/2024	100,000	102,142
Sonoco Products Co.
5.75%, 11/1/2040	50,000	58,746
WestRock Co.:
3.00%, 9/15/2024 (b)	100,000	100,121
3.38%, 9/15/2027 (b)	100,000	99,562
WestRock RKT Co.
3.50%, 3/1/2020	100,000	102,630

		569,792

PHARMACEUTICALS — 1.2%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	103,666
6.00%, 4/1/2039	275,000	337,791
AbbVie, Inc.:
2.50%, 5/14/2020	150,000	151,777
2.90%, 11/6/2022	200,000	202,890
3.20%, 11/6/2022	100,000	102,659
3.60%, 5/14/2025	175,000	181,772
4.40%, 11/6/2042	275,000	287,097
4.50%, 5/14/2035	200,000	215,326
4.70%, 5/14/2045	50,000	54,547
Actavis, Inc.
3.25%, 10/1/2022	263,000	269,920
Allergan Funding SCS:
2.45%, 6/15/2019	45,000	45,309
3.00%, 3/12/2020	80,000	81,642
3.80%, 3/15/2025	55,000	57,084
4.55%, 3/15/2035	175,000	186,865
4.75%, 3/15/2045	190,000	206,165

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Allergan, Inc.
2.80%, 3/15/2023	$100,000	$99,512
AmerisourceBergen Corp.
3.40%, 5/15/2024	100,000	102,973
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	99,986
2.38%, 11/16/2020	100,000	100,454
2.38%, 6/12/2022	200,000	198,134
3.13%, 6/12/2027	200,000	197,648
3.38%, 11/16/2025	100,000	101,801
4.00%, 9/18/2042	121,000	121,571
4.38%, 11/16/2045	45,000	47,538
Baxalta, Inc.:
3.60%, 6/23/2022	50,000	51,736
4.00%, 6/23/2025	150,000	157,184
5.25%, 6/23/2045	25,000	28,988
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	51,972
3.25%, 2/27/2027	100,000	102,517
3.25%, 8/1/2042	70,000	64,273
4.50%, 3/1/2044	144,000	161,457
Cardinal Health, Inc.:
2.40%, 11/15/2019	200,000	201,254
4.50%, 11/15/2044	100,000	103,931
Eli Lilly & Co.:
2.35%, 5/15/2022	25,000	25,065
2.75%, 6/1/2025	85,000	84,986
3.10%, 5/15/2027	49,000	49,510
3.95%, 5/15/2047	36,000	37,734
5.50%, 3/15/2027	100,000	119,481
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	150,592
3.00%, 7/15/2023	100,000	100,186
3.40%, 3/1/2027	40,000	39,561
3.90%, 2/15/2022	271,000	284,840
4.80%, 7/15/2046 (a)	35,000	37,029
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	50,000	53,672
6.38%, 5/15/2038	155,000	212,676
Johnson & Johnson:
1.13%, 3/1/2019	65,000	64,705
1.65%, 3/1/2021	100,000	99,184
1.88%, 12/5/2019	100,000	100,413
2.25%, 3/3/2022	100,000	101,014
2.45%, 3/1/2026	100,000	98,073
2.95%, 3/3/2027	100,000	101,417
3.55%, 5/15/2021	250,000	263,610
3.63%, 3/3/2037	64,000	66,738
3.70%, 3/1/2046	55,000	56,839
3.75%, 3/3/2047	100,000	104,515
4.85%, 5/15/2041	100,000	119,984
McKesson Corp.:
2.85%, 3/15/2023	100,000	100,339
4.75%, 3/1/2021	100,000	107,174
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,784
4.13%, 11/15/2025	130,000	139,979
Medco Health Solutions, Inc.
4.13%, 9/15/2020	100,000	105,031

Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	100,118
2.35%, 2/10/2022	100,000	101,022
2.75%, 2/10/2025	60,000	60,182
2.80%, 5/18/2023	200,000	204,774
3.60%, 9/15/2042	50,000	49,583
3.88%, 1/15/2021	150,000	158,250
4.15%, 5/18/2043	100,000	108,577
6.55%, 9/15/2037	100,000	138,170
Merck Sharp & Dohme Corp.
5.00%, 6/30/2019	100,000	105,476
Mylan NV:
2.50%, 6/7/2019	60,000	60,241
3.00%, 12/15/2018	30,000	30,306
3.15%, 6/15/2021	200,000	203,458
3.75%, 12/15/2020	50,000	51,787
3.95%, 6/15/2026 (a)	100,000	101,877
5.25%, 6/15/2046	65,000	70,726
Mylan, Inc.
4.20%, 11/29/2023	50,000	52,266
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	101,844
3.40%, 5/6/2024	100,000	104,820
4.00%, 11/20/2045	100,000	106,528
4.40%, 5/6/2044	335,000	376,882
Novartis Securities Investment, Ltd.
5.13%, 2/10/2019	300,000	313,521
Pfizer, Inc.:
1.45%, 6/3/2019	165,000	164,477
1.70%, 12/15/2019	88,000	87,951
1.95%, 6/3/2021	100,000	99,835
2.10%, 5/15/2019	100,000	100,732
2.75%, 6/3/2026	170,000	168,652
3.00%, 12/15/2026	100,000	101,264
3.40%, 5/15/2024	266,000	279,643
4.00%, 12/15/2036	150,000	161,127
4.13%, 12/15/2046	135,000	144,690
Sanofi
4.00%, 3/29/2021 (a)	125,000	132,519
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	199,480
2.40%, 9/23/2021	150,000	149,228
2.88%, 9/23/2023	150,000	149,020
3.20%, 9/23/2026	150,000	147,819
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/2021	100,000	101,009
Teva Pharmaceutical Finance IV LLC
2.25%, 3/18/2020	150,000	148,042
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	55,000	54,209
2.20%, 7/21/2021	125,000	120,191
2.80%, 7/21/2023	295,000	281,368
3.15%, 10/1/2026 (a)	70,000	64,591
4.10%, 10/1/2046 (a)	240,000	204,509
Wyeth LLC
5.95%, 4/1/2037	210,000	275,304

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Zoetis, Inc.:
3.00%, 9/12/2027	$100,000	$99,099
3.25%, 2/1/2023	42,000	43,432
3.45%, 11/13/2020	25,000	25,861
3.95%, 9/12/2047	100,000	99,592
4.50%, 11/13/2025	50,000	55,093
4.70%, 2/1/2043	60,000	66,738

		13,658,453

PIPELINES — 1.0%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	70,000	69,760
4.45%, 7/15/2027	70,000	71,394
5.95%, 6/1/2026	50,000	56,075
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	100,373
3.95%, 12/1/2026	40,000	39,632
4.15%, 7/1/2023	75,000	77,517
4.88%, 2/1/2021	14,000	14,806
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	51,129
4.50%, 6/1/2025	75,000	80,063
5.80%, 6/1/2045	50,000	60,100
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	100,212
4.40%, 3/15/2027	100,000	102,201
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	200,000	227,288
Series B, 7.50%, 4/15/2038	100,000	125,945
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	100,500
3.70%, 7/15/2027	100,000	101,028
4.25%, 12/1/2026	100,000	105,228
5.50%, 12/1/2046 (a)	100,000	115,720
Energy Transfer L.P.:
4.05%, 3/15/2025	200,000	202,650
4.15%, 10/1/2020	64,000	66,834
4.20%, 4/15/2027 (a)	100,000	101,346
4.75%, 1/15/2026	50,000	52,663
5.15%, 3/15/2045	80,000	77,755
5.30%, 4/15/2047	100,000	100,154
6.13%, 12/15/2045	100,000	109,759
6.50%, 2/1/2042	100,000	113,365
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	60,000	63,218
5.45%, 6/1/2047	150,000	154,315
Enterprise Products Operating LLC:
2.85%, 4/15/2021	30,000	30,454
3.70%, 2/15/2026	100,000	102,850
3.75%, 2/15/2025	75,000	77,748
3.95%, 2/15/2027 (a)	20,000	20,992
4.90%, 5/15/2046	170,000	185,603
4.95%, 10/15/2054	170,000	180,387
5.20%, 9/1/2020	162,000	175,448
5.70%, 2/15/2042	50,000	59,213
Series D, 4.88%, 8/16/2077 (d)	200,000	201,748
Series E, 5.25%, 8/16/2077 (d)	200,000	201,940
EQT Midstream Partners L.P.
4.13%, 12/1/2026	65,000	65,427

Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	102,623
3.95%, 9/1/2022	283,000	293,876
4.25%, 9/1/2024	250,000	259,972
5.50%, 3/1/2044	15,000	15,729
5.63%, 9/1/2041	50,000	52,151
5.80%, 3/15/2035	175,000	190,129
6.50%, 9/1/2039	175,000	200,814
Kinder Morgan, Inc.:
3.15%, 1/15/2023	200,000	201,108
4.30%, 6/1/2025	100,000	104,748
5.55%, 6/1/2045	200,000	215,504
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047 (f)	100,000	98,890
5.00%, 3/1/2026	50,000	55,886
MPLX L.P.:
4.13%, 3/1/2027	65,000	66,537
4.88%, 12/1/2024	215,000	231,843
5.20%, 3/1/2047	65,000	68,144
5.50%, 2/15/2023	75,000	77,146
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	51,361
4.90%, 3/15/2025 (a)	100,000	107,443
6.13%, 2/1/2041	100,000	114,142
ONEOK, Inc.:
4.00%, 7/13/2027	130,000	131,288
7.50%, 9/1/2023	100,000	119,638
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	49,030
4.90%, 10/1/2046	50,000	50,067
Plains All American Pipeline L.P./PAA
Finance Corp.:
2.85%, 1/31/2023	250,000	239,825
4.30%, 1/31/2043	100,000	85,817
4.50%, 12/15/2026	50,000	50,987
4.65%, 10/15/2025	100,000	103,027
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	45,000	45,288
5.63%, 2/1/2021	285,000	308,682
5.63%, 3/1/2025	225,000	248,377
5.75%, 5/15/2024	125,000	139,058
Spectra Energy Partners L.P.
3.38%, 10/15/2026	65,000	64,528
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	99,236
4.25%, 4/1/2024	60,000	61,878
4.40%, 4/1/2021	50,000	52,713
5.35%, 5/15/2045	100,000	98,999
5.95%, 12/1/2025	50,000	56,430
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	40,126
4.38%, 3/13/2025	50,000	52,246
Texas Eastern Transmission L.P.
7.00%, 7/15/2032	200,000	255,498
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,033
3.80%, 10/1/2020	11,000	11,502
4.63%, 3/1/2034	170,000	185,630

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.88%, 1/15/2026	$100,000	$112,435
6.10%, 6/1/2040	200,000	257,944
7.63%, 1/15/2039	100,000	146,623
Valero Energy Partners L.P.
4.38%, 12/15/2026	115,000	118,579
Western Gas Partners L.P.:
4.65%, 7/1/2026	50,000	52,432
5.45%, 4/1/2044	50,000	52,740
Williams Partners L.P.:
3.35%, 8/15/2022	131,000	132,854
3.60%, 3/15/2022	89,000	91,854
3.75%, 6/15/2027	100,000	99,922
3.90%, 1/15/2025	65,000	66,362
4.00%, 11/15/2021	75,000	78,240
4.00%, 9/15/2025	100,000	102,286
4.30%, 3/4/2024	50,000	52,736
4.90%, 1/15/2045	120,000	121,589
5.10%, 9/15/2045	200,000	210,220
5.25%, 3/15/2020	88,000	94,350
6.30%, 4/15/2040	35,000	41,835

		10,933,790

REAL ESTATE — 0.0% (c)
American Campus Communities Operating
Partnership L.P.
4.13%, 7/1/2024	50,000	52,349
CBRE Services, Inc.
4.88%, 3/1/2026	100,000	107,816
Omega Healthcare Investors, Inc.
5.25%, 1/15/2026	50,000	52,842
Prologis L.P.
3.35%, 2/1/2021	100,000	103,439

		316,446

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	51,369
4.30%, 1/15/2026	50,000	52,357
4.50%, 7/30/2029	45,000	47,466
American Tower Corp.:
2.25%, 1/15/2022	50,000	49,155
3.13%, 1/15/2027	50,000	48,056
3.40%, 2/15/2019	100,000	101,815
3.45%, 9/15/2021	175,000	180,826
4.00%, 6/1/2025	100,000	103,696
5.00%, 2/15/2024	90,000	99,220
5.90%, 11/1/2021	100,000	112,298
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	49,158
Series GMTN, 3.45%, 6/1/2025	100,000	102,318
Series GMTN, 3.50%, 11/15/2024	100,000	102,947
Series MTN, 3.35%, 5/15/2027	50,000	50,491
Series MTN, 4.15%, 7/1/2047	100,000	101,308
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	47,388
3.65%, 2/1/2026	115,000	117,103
4.13%, 5/15/2021	200,000	211,474
5.63%, 11/15/2020	89,000	97,383

Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	98,578
3.88%, 8/15/2022	30,000	30,920
3.90%, 3/15/2027	100,000	99,034
4.13%, 6/15/2026	50,000	50,438
CBL & Associates L.P.:
5.25%, 12/1/2023 (a)	50,000	50,503
5.95%, 12/15/2026 (a)	85,000	86,053
Columbia Property Trust Operating Partnership L.P.
3.65%, 8/15/2026	50,000	48,784
Corporate Office Properties L.P.
3.70%, 6/15/2021	50,000	51,134
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	54,224
3.20%, 9/1/2024	70,000	69,746
3.40%, 2/15/2021	155,000	159,603
3.65%, 9/1/2027	70,000	69,947
4.00%, 3/1/2027	55,000	56,272
4.45%, 2/15/2026	65,000	68,786
4.75%, 5/15/2047	25,000	25,445
CubeSmart L.P.
4.38%, 12/15/2023	65,000	69,106
DDR Corp.:
3.38%, 5/15/2023	100,000	98,627
4.70%, 6/1/2027	35,000	36,056
Digital Realty Trust L.P.:
2.75%, 2/1/2023	50,000	49,759
3.63%, 10/1/2022	100,000	103,708
3.70%, 8/15/2027	100,000	100,958
5.88%, 2/1/2020	18,000	19,328
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	29,604
3.75%, 12/1/2024 (a)	125,000	128,861
EPR Properties:
4.50%, 4/1/2025	100,000	101,132
4.50%, 6/1/2027	100,000	101,338
5.75%, 8/15/2022	100,000	110,556
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	101,977
3.38%, 6/1/2025	100,000	102,008
4.00%, 8/1/2047	100,000	99,499
4.50%, 6/1/2045	50,000	53,134
4.75%, 7/15/2020	24,000	25,534
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	100,598
3.88%, 5/1/2024	50,000	51,916
Federal Realty Investment Trust:
3.25%, 7/15/2027	50,000	49,347
4.50%, 12/1/2044	100,000	104,709
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,075
3.88%, 8/15/2024	150,000	154,092
4.00%, 6/1/2025	150,000	154,869
4.20%, 3/1/2024	70,000	73,253
5.38%, 2/1/2021	100,000	108,528
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	51,318
3.50%, 8/1/2026	40,000	39,154

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Highwoods Realty L.P.
3.88%, 3/1/2027	$60,000	$60,511
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	52,086
4.50%, 6/15/2023	100,000	106,120
4.50%, 3/15/2025	100,000	102,754
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	53,564
Series E, 4.00%, 6/15/2025	95,000	97,080
Kilroy Realty L.P.
3.80%, 1/15/2023	100,000	102,820
Kimco Realty Corp.:
3.20%, 5/1/2021	100,000	102,157
3.80%, 4/1/2027	100,000	100,995
4.45%, 9/1/2047	100,000	99,223
Kite Realty Group L.P.
4.00%, 10/1/2026	50,000	47,671
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	48,757
4.13%, 6/15/2022	100,000	104,834
4.40%, 2/15/2024	63,000	66,951
Lifestorage L.P.
3.50%, 7/1/2026	50,000	48,136
Mid-America Apartments L.P.:
3.60%, 6/1/2027	100,000	100,609
3.75%, 6/15/2024	100,000	102,766
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	50,633
3.60%, 12/15/2026	70,000	69,408
4.00%, 11/15/2025	65,000	66,642
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	50,962
4.75%, 1/15/2028 (a)	100,000	100,908
Physicians Realty L.P.
4.30%, 3/15/2027	50,000	51,086
Public Storage:
2.37%, 9/15/2022	25,000	24,943
3.09%, 9/15/2027	30,000	30,062
Realty Income Corp.
3.88%, 7/15/2024	60,000	61,780
Regency Centers L.P.:
3.60%, 2/1/2027	30,000	30,023
4.40%, 2/1/2047	135,000	135,063
Sabra Health Care L.P./Sabra Capital Corp.
5.50%, 2/1/2021	100,000	102,820
Select Income REIT
3.60%, 2/1/2020	100,000	101,303
Senior Housing Properties Trust
3.25%, 5/1/2019	50,000	50,556
Simon Property Group L.P.:
2.35%, 1/30/2022	200,000	199,604
2.50%, 9/1/2020	50,000	50,640
2.63%, 6/15/2022	100,000	100,416
3.25%, 11/30/2026	100,000	99,417
3.38%, 6/15/2027	100,000	100,473
3.50%, 9/1/2025	50,000	51,147
4.25%, 11/30/2046	100,000	101,880

UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	24,006
Series MTN, 4.00%, 10/1/2025	100,000	104,171
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	51,429
3.85%, 4/1/2027	100,000	101,669
4.13%, 1/15/2026	63,000	65,268
Ventas Realty L.P. / Ventas Capital Corp.
2.70%, 4/1/2020	284,000	286,667
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	45,000	45,403
3.95%, 8/15/2027	80,000	79,833
4.13%, 6/1/2021 (a)	25,000	26,153
4.60%, 2/6/2024	30,000	31,592
4.88%, 6/1/2026	40,000	42,822
Vornado Realty L.P.
2.50%, 6/30/2019	100,000	100,590
Welltower, Inc.:
4.25%, 4/1/2026	50,000	52,833
5.25%, 1/15/2022	100,000	109,885
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	163,783
7.38%, 3/15/2032	50,000	69,231

		9,356,474

RETAIL — 0.9%
Advance Auto Parts, Inc.
4.50%, 12/1/2023	70,000	73,339
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,526
4.50%, 10/1/2025	20,000	21,114
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	101,242
3.13%, 4/21/2026	25,000	24,123
3.75%, 6/1/2027	100,000	101,036
Bed Bath & Beyond, Inc.
4.92%, 8/1/2034 (a)	155,000	143,116
Coach, Inc.
4.13%, 7/15/2027	100,000	100,508
Costco Wholesale Corp.:
2.30%, 5/18/2022	150,000	150,172
3.00%, 5/18/2027	150,000	150,017
CVS Health Corp.:
2.13%, 6/1/2021	170,000	168,523
2.25%, 12/5/2018	100,000	100,483
2.80%, 7/20/2020	311,000	316,125
3.88%, 7/20/2025	256,000	266,939
4.00%, 12/5/2023	50,000	53,132
5.13%, 7/20/2045	250,000	287,295
Darden Restaurants, Inc.
3.85%, 5/1/2027	60,000	61,088
Dollar General Corp.
3.88%, 4/15/2027	100,000	103,904
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	352,233
2.00%, 4/1/2021	100,000	99,882
2.70%, 4/1/2023	286,000	289,970
2.80%, 9/14/2027	100,000	98,317
3.00%, 4/1/2026 (a)	50,000	50,292

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.25%, 4/1/2046	$25,000	$26,920
4.40%, 3/15/2045	20,000	21,860
4.88%, 2/15/2044	50,000	58,193
5.95%, 4/1/2041	150,000	198,577
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	98,280
4.25%, 7/17/2025 (a)	50,000	51,053
5.55%, 7/17/2045	50,000	48,170
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,686
2.50%, 4/15/2026	150,000	143,700
3.10%, 5/3/2027	150,000	149,862
4.38%, 9/15/2045	180,000	192,488
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	114,000	107,388
3.45%, 1/15/2021 (a)	50,000	50,044
4.38%, 9/1/2023 (a)	115,000	115,491
4.50%, 12/15/2034	100,000	85,910
6.70%, 7/15/2034	50,000	53,004
McDonald’s Corp.:
Series MTN, 2.63%, 1/15/2022	100,000	100,784
Series MTN, 2.75%, 12/9/2020	145,000	147,832
Series MTN, 3.38%, 5/26/2025	100,000	102,798
Series MTN, 3.50%, 3/1/2027	100,000	102,744
Series MTN, 3.70%, 1/30/2026	60,000	62,536
Series MTN, 4.45%, 3/1/2047	100,000	106,145
Series MTN, 6.30%, 10/15/2037	100,000	129,599
Series MTN, 6.30%, 3/1/2038	125,000	163,419
Nordstrom, Inc.:
4.00%, 10/15/2021 (a)	100,000	102,322
4.00%, 3/15/2027	60,000	59,458
5.00%, 1/15/2044	100,000	98,246
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	100,000	100,421
3.60%, 9/1/2027	100,000	99,989
QVC, Inc.:
4.45%, 2/15/2025	135,000	136,589
5.13%, 7/2/2022	50,000	53,263
5.45%, 8/15/2034	25,000	24,574
Starbucks Corp.:
2.10%, 2/4/2021	30,000	30,094
2.45%, 6/15/2026	100,000	96,136
2.70%, 6/15/2022	64,000	65,119
4.30%, 6/15/2045	35,000	38,065
Target Corp.:
2.50%, 4/15/2026 (a)	50,000	47,859
2.90%, 1/15/2022	271,000	278,032
3.63%, 4/15/2046 (a)	45,000	42,372
4.00%, 7/1/2042 (a)	225,000	225,850
TJX Cos., Inc.
2.50%, 5/15/2023	130,000	130,156
Wal-Mart Stores, Inc.:
2.55%, 4/11/2023	50,000	50,717
3.63%, 7/8/2020	100,000	104,861
4.00%, 4/11/2043	50,000	52,561
4.75%, 10/2/2043	150,000	175,434
5.25%, 9/1/2035	200,000	245,076
5.63%, 4/15/2041	200,000	259,402
5.88%, 4/5/2027	200,000	251,658
6.50%, 8/15/2037	347,000	483,284

Walgreen Co.
4.40%, 9/15/2042	100,000	101,172
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	100,000	103,288
3.45%, 6/1/2026	45,000	44,772
3.80%, 11/18/2024	295,000	305,157
4.65%, 6/1/2046	20,000	20,999

		9,321,785

SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	30,062
3.13%, 12/5/2023	70,000	71,021
3.50%, 12/5/2026	150,000	151,811
3.90%, 12/15/2025	30,000	31,395
5.30%, 12/15/2045	50,000	57,953
Applied Materials, Inc.:
3.30%, 4/1/2027	55,000	55,964
4.35%, 4/1/2047	45,000	48,380
5.85%, 6/15/2041	140,000	178,088
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (b)	170,000	170,819
3.00%, 1/15/2022 (b)	170,000	172,924
3.88%, 1/15/2027 (b)	170,000	175,085
Intel Corp.:
1.70%, 5/19/2021	100,000	98,967
1.85%, 5/11/2020	100,000	100,184
2.45%, 7/29/2020	85,000	86,551
2.60%, 5/19/2026	100,000	97,644
2.88%, 5/11/2024	100,000	101,200
3.30%, 10/1/2021	143,000	149,830
3.70%, 7/29/2025	215,000	227,784
4.10%, 5/19/2046	100,000	105,571
4.10%, 5/11/2047	100,000	105,785
4.25%, 12/15/2042	150,000	162,280
4.80%, 10/1/2041	5,000	5,821
4.90%, 7/29/2045	40,000	47,577
KLA-Tencor Corp.
4.13%, 11/1/2021	86,000	90,954
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,092
2.80%, 6/15/2021	50,000	50,577
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	100,000	99,676
NVIDIA Corp.:
2.20%, 9/16/2021	30,000	29,744
3.20%, 9/16/2026	50,000	50,013
QUALCOMM, Inc.:
1.85%, 5/20/2019	60,000	60,154
2.10%, 5/20/2020	30,000	30,125
2.60%, 1/30/2023	100,000	100,215
2.90%, 5/20/2024	50,000	50,236
3.00%, 5/20/2022	185,000	190,282
3.25%, 5/20/2027	100,000	100,770
4.30%, 5/20/2047	25,000	25,604
4.65%, 5/20/2035	150,000	164,303
Texas Instruments, Inc.
1.75%, 5/1/2020	250,000	249,102

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Xilinx, Inc.:
2.95%, 6/1/2024	$50,000	$50,063
3.00%, 3/15/2021	100,000	101,821

		3,882,427

SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	29,824
2.60%, 6/15/2022	25,000	25,010
3.40%, 9/15/2026	50,000	50,436
3.40%, 6/15/2027	25,000	25,131
4.50%, 6/15/2047	30,000	30,399
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	66,715
4.75%, 2/1/2020	14,000	14,907
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	102,073
3.50%, 6/15/2027	50,000	49,793
4.38%, 6/15/2025	150,000	159,144
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	50,000	49,581
CA, Inc.:
3.60%, 8/15/2022	20,000	20,435
4.70%, 3/15/2027	100,000	104,829
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	52,078
4.80%, 3/1/2026	50,000	55,345
Fidelity National Information Services, Inc.:
2.85%, 10/15/2018	55,000	55,637
3.50%, 4/15/2023	27,000	27,853
3.63%, 10/15/2020	34,000	35,396
4.50%, 10/15/2022	33,000	35,670
5.00%, 10/15/2025	42,000	46,802
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,816
3.85%, 6/1/2025	50,000	52,211
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,648
1.30%, 11/3/2018	30,000	29,952
1.85%, 2/6/2020	202,000	202,638
1.85%, 2/12/2020	176,000	176,658
2.00%, 11/3/2020	294,000	295,335
2.00%, 8/8/2023	100,000	98,066
2.38%, 5/1/2023	100,000	100,087
2.40%, 2/6/2022	150,000	151,656
2.65%, 11/3/2022	150,000	152,640
2.70%, 2/12/2025	250,000	251,565
2.88%, 2/6/2024	50,000	51,050
3.00%, 10/1/2020	320,000	331,235
3.13%, 11/3/2025	275,000	283,459
3.30%, 2/6/2027	85,000	88,126
3.45%, 8/8/2036	100,000	100,664
3.50%, 2/12/2035	143,000	145,706
3.50%, 11/15/2042	100,000	97,368
3.63%, 12/15/2023	101,000	107,651
3.70%, 8/8/2046	100,000	100,904
3.75%, 2/12/2045	80,000	80,938
3.95%, 8/8/2056	100,000	103,013

4.00%, 2/12/2055	145,000	150,242
4.10%, 2/6/2037	150,000	163,365
4.20%, 11/3/2035	50,000	55,474
4.45%, 11/3/2045	50,000	56,437
4.50%, 2/6/2057	150,000	170,088
4.75%, 11/3/2055	200,000	235,948
Series 30Y, 4.25%, 2/6/2047	150,000	165,741
Oracle Corp.:
1.90%, 9/15/2021	225,000	223,396
2.40%, 9/15/2023	160,000	159,115
2.50%, 10/15/2022	149,000	150,180
2.65%, 7/15/2026	270,000	264,551
2.95%, 5/15/2025	220,000	222,099
3.40%, 7/8/2024	200,000	208,910
3.85%, 7/15/2036	100,000	103,439
3.90%, 5/15/2035	145,000	151,686
4.00%, 7/15/2046	75,000	77,552
4.30%, 7/8/2034	100,000	109,353
4.38%, 5/15/2055	200,000	214,054
4.50%, 7/8/2044	200,000	221,144
6.13%, 7/8/2039	150,000	202,127
VMware, Inc.:
2.30%, 8/21/2020	60,000	60,163
2.95%, 8/21/2022	70,000	70,409
3.90%, 8/21/2027	155,000	156,753

		7,742,670

TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	153,729
4.38%, 7/16/2042 (a)	100,000	102,688
5.00%, 3/30/2020	100,000	107,102
6.13%, 11/15/2037	200,000	243,062
AT&T Corp.
8.25%, 11/15/2031	123,000	171,209
AT&T, Inc.:
2.30%, 3/11/2019	80,000	80,404
2.45%, 6/30/2020	495,000	498,609
2.80%, 2/17/2021	150,000	151,689
2.85%, 2/14/2023	150,000	149,155
3.00%, 6/30/2022	171,000	172,695
3.20%, 3/1/2022	65,000	66,193
3.40%, 8/14/2024	100,000	100,219
3.40%, 5/15/2025	100,000	98,609
3.60%, 2/17/2023	350,000	360,626
3.80%, 3/15/2022	213,000	222,052
3.80%, 3/1/2024	100,000	102,962
3.90%, 8/14/2027	150,000	150,249
4.13%, 2/17/2026	100,000	102,718
4.25%, 3/1/2027	100,000	102,915
4.30%, 12/15/2042	224,000	208,652
4.35%, 6/15/2045	8,000	7,298
4.45%, 5/15/2021	319,000	339,614
4.45%, 4/1/2024	152,000	161,521
4.50%, 5/15/2035	140,000	138,132
4.55%, 3/9/2049	66,000	60,773
4.60%, 2/15/2021	150,000	159,603
4.75%, 5/15/2046	105,000	100,921
4.80%, 6/15/2044	297,000	288,699

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.90%, 8/14/2037	$55,000	$55,601
5.15%, 2/14/2050	165,000	166,170
5.20%, 3/15/2020	282,000	301,966
5.25%, 3/1/2037	100,000	105,371
5.30%, 8/14/2058	200,000	202,320
5.35%, 9/1/2040	20,000	21,022
5.45%, 3/1/2047	100,000	105,630
5.70%, 3/1/2057	100,000	108,022
5.80%, 2/15/2019	75,000	78,905
6.00%, 8/15/2040	100,000	112,633
6.38%, 3/1/2041	150,000	176,292
6.50%, 9/1/2037	180,000	214,808
6.55%, 2/15/2039	120,000	144,540
British Telecommunications PLC
9.13%, 12/15/2030	165,000	249,292
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/2023	25,000	26,177
Cisco Systems, Inc.:
1.60%, 2/28/2019	25,000	24,992
2.20%, 2/28/2021	150,000	150,877
2.45%, 6/15/2020	349,000	354,423
2.50%, 9/20/2026	150,000	145,503
2.60%, 2/28/2023	50,000	50,528
2.90%, 3/4/2021	100,000	102,788
3.00%, 6/15/2022	30,000	30,971
3.50%, 6/15/2025	45,000	47,479
3.63%, 3/4/2024	150,000	159,100
4.45%, 1/15/2020	204,000	215,985
4.95%, 2/15/2019	123,000	128,480
5.50%, 1/15/2040	106,000	133,391
Deutsche Telekom International Finance B.V.
8.75%, 6/15/2030	215,000	316,299
Juniper Networks, Inc.
5.95%, 3/15/2041	120,000	133,216
Koninklijke KPN NV
8.38%, 10/1/2030	75,000	104,167
Motorola Solutions, Inc.
3.75%, 5/15/2022	269,000	277,035
Orange SA:
4.13%, 9/14/2021	300,000	320,127
9.00%, 3/1/2031	200,000	302,894
Qwest Corp.
6.75%, 12/1/2021	193,000	211,626
Rogers Communications, Inc.:
2.90%, 11/15/2026	50,000	48,293
4.10%, 10/1/2023	150,000	159,340
4.50%, 3/15/2043	15,000	15,753
5.00%, 3/15/2044	30,000	33,908
Telefonica Emisiones SAU:
5.21%, 3/8/2047	300,000	328,263
5.46%, 2/16/2021	100,000	109,667
7.05%, 6/20/2036	263,000	350,684
TELUS Corp.:
2.80%, 2/16/2027	50,000	47,423
3.70%, 9/15/2027	100,000	102,192
Verizon Communications, Inc.:
1.75%, 8/15/2021	150,000	146,704

2.45%, 11/1/2022 (a)	63,000	62,415
2.63%, 8/15/2026	65,000	60,958
2.95%, 3/15/2022	364,000	369,737
3.00%, 11/1/2021	100,000	101,974
3.13%, 3/16/2022	340,000	348,133
3.45%, 3/15/2021	139,000	144,445
3.85%, 11/1/2042	343,000	303,281
4.13%, 3/16/2027	150,000	156,717
4.13%, 8/15/2046	20,000	18,196
4.15%, 3/15/2024	170,000	180,050
4.27%, 1/15/2036	133,000	130,356
4.50%, 9/15/2020	249,000	266,908
4.50%, 8/10/2033	360,000	369,155
4.52%, 9/15/2048	271,000	262,496
4.60%, 4/1/2021	71,000	76,552
4.86%, 8/21/2046	213,000	217,062
5.01%, 4/15/2049	405,000	415,461
5.15%, 9/15/2023	718,000	806,127
5.25%, 3/16/2037	67,000	73,534
5.50%, 3/16/2047	75,000	83,250
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	202,996
4.38%, 2/19/2043	200,000	199,818
6.15%, 2/27/2037	113,000	138,874

		16,211,450

TEXTILES — 0.0% (c)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	50,845
3.70%, 4/1/2027	50,000	52,229

		103,074

TOBACCO — 0.0% (c)
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	375,462
6.88%, 5/1/2020	100,000	111,464

		486,926

TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc.:
3.15%, 5/15/2021	50,000	51,055
3.50%, 9/15/2027	30,000	29,822
Mattel, Inc.
2.35%, 8/15/2021	90,000	87,374

		168,251

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	104,270
3.45%, 9/15/2021	150,000	156,501
3.65%, 9/1/2025	50,000	52,773
3.90%, 8/1/2046	35,000	35,875
4.15%, 4/1/2045	296,000	313,565
4.38%, 9/1/2042	100,000	108,592
4.55%, 9/1/2044	200,000	222,362
4.70%, 9/1/2045	50,000	56,929
4.95%, 9/15/2041	100,000	115,338
7.00%, 12/15/2025	51,000	64,959
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	49,714

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.85%, 12/15/2021	$100,000	$102,005
3.20%, 8/2/2046	100,000	92,005
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	70,000	78,953
4.80%, 8/1/2045	50,000	57,215
6.13%, 9/15/2115	30,000	38,004
CSX Corp.:
2.60%, 11/1/2026	150,000	143,337
3.25%, 6/1/2027	150,000	150,402
3.80%, 11/1/2046	50,000	48,053
3.95%, 5/1/2050	75,000	71,337
4.25%, 6/1/2021	35,000	37,119
4.25%, 11/1/2066	50,000	48,224
4.50%, 8/1/2054	150,000	154,264
6.15%, 5/1/2037	135,000	173,698
FedEx Corp.:
2.63%, 8/1/2022	121,000	122,594
3.20%, 2/1/2025	100,000	101,880
3.25%, 4/1/2026	100,000	101,185
4.10%, 2/1/2045	150,000	148,170
4.55%, 4/1/2046	50,000	53,280
4.75%, 11/15/2045	150,000	163,653
JB Hunt Transport Services, Inc.
3.30%, 8/15/2022	50,000	51,226
Kansas City Southern
4.95%, 8/15/2045	100,000	111,373
Norfolk Southern Corp.:
2.90%, 6/15/2026	100,000	99,147
2.90%, 2/15/2023	35,000	35,506
3.15%, 6/1/2027 (a)	50,000	50,147
4.45%, 6/15/2045	150,000	161,199
4.65%, 1/15/2046	50,000	55,473
4.84%, 10/1/2041	100,000	112,797
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	65,000	64,549
Series MTN, 2.65%, 3/2/2020	100,000	101,112
Series MTN, 2.80%, 3/1/2022	60,000	60,500
Series MTN, 3.45%, 11/15/2021	25,000	25,879
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	50,323
2.75%, 3/1/2026	75,000	74,329
3.00%, 4/15/2027	100,000	100,639
3.25%, 8/15/2025	50,000	51,529
3.35%, 8/15/2046	50,000	46,919
3.38%, 2/1/2035	50,000	49,348
3.60%, 9/15/2037	40,000	40,584
3.65%, 2/15/2024	92,000	97,011
3.80%, 10/1/2051	250,000	245,375
4.05%, 11/15/2045	50,000	52,356
4.05%, 3/1/2046	30,000	31,400
4.38%, 11/15/2065	30,000	31,887
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	50,242
2.40%, 11/15/2026	50,000	48,258
2.45%, 10/1/2022	121,000	121,921
3.40%, 11/15/2046	50,000	47,702
4.88%, 11/15/2040	20,000	23,522
5.13%, 4/1/2019	100,000	105,001

6.20%, 1/15/2038	100,000	134,984

		5,498,494

TRUCKING & LEASING — 0.0% (c)
GATX Corp.:
2.50%, 3/15/2019	67,000	67,437
4.85%, 6/1/2021	100,000	108,106

		175,543

WATER — 0.0% (c)
American Water Capital Corp.:
2.95%, 9/1/2027	35,000	34,857
3.75%, 9/1/2047	50,000	49,685
4.00%, 12/1/2046	40,000	41,273
4.30%, 12/1/2042	40,000	42,971
6.59%, 10/15/2037	40,000	54,760

		223,546

TOTAL CORPORATE BONDS & NOTES
(Cost $292,778,603)		300,942,100

FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
African Development Bank
Series GDIF, 1.63%, 10/2/2018	250,000	250,225
Asian Development Bank:
1.75%, 6/8/2021	250,000	248,625
5.82%, 6/16/2028	50,000	63,181
6.22%, 8/15/2027	175,000	221,037
Series GMTN, 1.00%, 8/16/2019	100,000	98,864
Series GMTN, 1.50%, 1/22/2020	300,000	298,818
Series GMTN, 1.63%, 8/26/2020	200,000	199,138
Series GMTN, 1.75%, 3/21/2019	300,000	300,801
Series GMTN, 1.75%, 8/14/2026	100,000	94,450
Series GMTN, 2.00%, 4/24/2026	200,000	193,288
Canada Government International Bond
1.63%, 2/27/2019	200,000	200,428
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	343,437
4.00%, 2/26/2024	460,000	479,688
5.63%, 2/26/2044	100,000	111,721
7.38%, 3/18/2019	250,000	269,307
7.38%, 9/18/2037	150,000	197,788
Corp. Andina de Fomento:
2.00%, 5/10/2019	200,000	199,912
4.38%, 6/15/2022	175,000	188,995
Council Of Europe Development Bank
1.88%, 1/27/2020	200,000	200,726
European Bank for Reconstruction & Development:
1.50%, 3/16/2020	200,000	198,904
Series GMTN, 0.88%, 7/22/2019	50,000	49,322
Series GMTN, 1.88%, 2/23/2022	400,000	396,980
European Investment Bank:
1.38%, 6/15/2020	300,000	296,946
1.63%, 3/16/2020	600,000	598,608
2.25%, 8/15/2022 (a)	600,000	604,116
4.00%, 2/16/2021	400,000	427,352

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Export Development Canada:
1.25%, 12/10/2018	$290,000	$288,924
1.63%, 1/17/2020	300,000	299,676
1.75%, 7/21/2020	375,000	375,045
Export-Import Bank of Korea:
1.75%, 5/26/2019	200,000	198,406
2.63%, 5/26/2026	200,000	190,600
3.25%, 11/10/2025	100,000	100,031
4.00%, 1/14/2024	300,000	316,155
FMS Wertmanagement AoeR:
1.38%, 6/8/2021	350,000	343,143
1.63%, 11/20/2018	200,000	200,164
Hungary Government International Bond:
5.38%, 3/25/2024	250,000	285,883
6.38%, 3/29/2021	300,000	338,127
7.63%, 3/29/2041	200,000	310,446
Hydro-Quebec:
Series HH, 8.50%, 12/1/2029	100,000	145,417
Series IO, 8.05%, 7/7/2024	15,000	19,577
Inter-American Development Bank:
1.38%, 7/15/2020	150,000	148,461
1.75%, 10/15/2019	100,000	100,236
1.88%, 3/15/2021	250,000	250,052
3.00%, 10/4/2023	325,000	339,495
3.00%, 2/21/2024	255,000	266,021
Series GMTN, 1.63%, 5/12/2020	500,000	498,905
Series GMTN, 1.75%, 4/14/2022	500,000	493,910
Series GMTN, 3.88%, 10/28/2041	35,000	39,154
International Bank for Reconstruction & Development:
1.75%, 4/19/2023	250,000	244,555
1.88%, 10/7/2019	200,000	200,974
Series GDIF, 1.25%, 7/26/2019	500,000	496,905
Series GDIF, 1.38%, 3/30/2020	600,000	595,470
Series GDIF, 1.38%, 5/24/2021	400,000	393,092
Series GDIF, 1.63%, 2/10/2022	50,000	49,213
Series GDIF, 1.88%, 3/15/2019	50,000	50,236
Series GDIF, 1.88%, 4/21/2020	300,000	301,329
Series GDIF, 2.25%, 6/24/2021	550,000	556,952
Series GMTN, 0.88%, 8/15/2019	450,000	443,947
International Finance Corp.
Series GMTN, 1.13%, 7/20/2021	100,000	97,095
Iraq Government AID Bond
2.15%, 1/18/2022	280,000	281,739
Israel Government International Bond:
2.88%, 3/16/2026	200,000	201,702
4.00%, 6/30/2022	100,000	107,311
4.50%, 1/30/2043	100,000	108,589
5.13%, 3/26/2019	100,000	104,907
Italy Government International Bond
6.88%, 9/27/2023	363,000	434,075
Japan Bank for International Cooperation:
1.88%, 7/21/2026	200,000	186,894
2.00%, 11/4/2021	200,000	197,630
2.13%, 6/1/2020	200,000	200,214
2.13%, 7/21/2020	200,000	200,316
2.88%, 6/1/2027	200,000	201,932

3.38%, 7/31/2023	200,000	209,608
Series DTC, 2.13%, 2/7/2019	150,000	150,426
Series DTC, 2.13%, 2/10/2025	50,000	48,218
Japan Finance Organization for Municipalities
Series DTC, 4.00%, 1/13/2021	100,000	105,015
Japan International Cooperation Agency
2.75%, 4/27/2027	200,000	199,016
Korea Development Bank:
2.50%, 1/13/2021	200,000	198,636
3.38%, 9/16/2025	200,000	202,452
3.75%, 1/22/2024	150,000	155,909
Korea International Bond
2.75%, 1/19/2027	200,000	194,228
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	875,000	503,650
Zero Coupon, 6/29/2037 (a)	125,000	69,523
1.00%, 7/15/2019	500,000	494,545
1.50%, 2/6/2019	1,150,000	1,148,769
1.50%, 9/9/2019	200,000	199,432
1.50%, 4/20/2020	750,000	745,657
1.50%, 6/15/2021	200,000	197,074
1.75%, 9/15/2021	200,000	198,466
2.00%, 11/30/2021	200,000	200,174
2.00%, 10/4/2022	125,000	124,406
2.13%, 3/7/2022	300,000	301,143
2.38%, 8/25/2021 (a)	400,000	406,464
Series GMTN, 2.75%, 9/8/2020	100,000	102,698
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	100,000	97,621
Series GMTN, 1.75%, 7/27/2026 (a)	100,000	94,150
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	204,796
3.63%, 3/15/2022	434,000	454,841
4.00%, 10/2/2023	200,000	211,338
4.15%, 3/28/2027	210,000	220,962
4.60%, 1/23/2046	200,000	202,244
Series A, 6.75%, 9/27/2034	101,000	132,076
Series GMTN, 5.75%, 10/12/2110	300,000	321,402
Series MTN, 4.75%, 3/8/2044	650,000	669,506
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	198,862
2.25%, 9/30/2021	150,000	151,580
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	297,399
1.50%, 10/21/2020 (a)	100,000	98,891
1.75%, 1/24/2020	70,000	70,008
Panama Government International Bond:
3.88%, 3/17/2028	100,000	104,677
4.00%, 9/22/2024	150,000	160,059
5.20%, 1/30/2020	350,000	376,579
6.70%, 1/26/2036	200,000	264,704
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	126,394
7.13%, 3/30/2019	100,000	108,304
7.35%, 7/21/2025	75,000	98,364
8.75%, 11/21/2033	250,000	393,208

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Philippine Government International Bond:
3.70%, 2/2/2042	$200,000	$199,940
3.95%, 1/20/2040	200,000	207,514
4.00%, 1/15/2021	350,000	371,245
4.20%, 1/21/2024	150,000	164,612
5.00%, 1/13/2037	200,000	236,488
6.38%, 10/23/2034	50,000	67,305
7.75%, 1/14/2031	200,000	291,176
8.38%, 6/17/2019	250,000	277,620
10.63%, 3/16/2025	100,000	152,797
Poland Government International Bond:
5.00%, 3/23/2022	200,000	221,064
5.13%, 4/21/2021	370,000	405,564
6.38%, 7/15/2019	50,000	53,999
Province of Alberta Canada
2.20%, 7/26/2022	250,000	249,032
Province of Manitoba Canada
1.75%, 5/30/2019	200,000	200,056
Province of Ontario Canada:
1.65%, 9/27/2019	100,000	99,716
2.00%, 1/30/2019	200,000	200,812
2.20%, 10/3/2022 (f)	200,000	199,526
2.40%, 2/8/2022	100,000	100,860
4.00%, 10/7/2019	100,000	104,297
Province of Quebec Canada:
2.50%, 4/20/2026	100,000	99,061
2.75%, 4/12/2027	100,000	99,835
Series PD, 7.50%, 9/15/2029	355,000	507,849
Series QO, 2.88%, 10/16/2024	200,000	205,474
Svensk Exportkredit AB
1.88%, 6/17/2019	200,000	200,634
Ukraine Government AID Bonds
1.85%, 5/29/2020	376,000	376,838
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	215,366
5.10%, 6/18/2050	270,000	285,012
7.63%, 3/21/2036	200,000	280,458

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $35,081,622)		35,223,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.3%
Federal Home Loan Bank:
1.13%, 6/21/2019	1,220,000	1,212,351
1.13%, 7/14/2021	1,300,000	1,269,502
1.25%, 1/16/2019	650,000	648,200
1.80%, 8/28/2020	400,000	399,796
1.88%, 3/8/2019	170,000	170,903
1.88%, 3/13/2020	150,000	150,843
2.13%, 3/10/2023	205,000	205,205
5.50%, 7/15/2036	550,000	743,957
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	430,000	428,637
1.25%, 8/1/2019	500,000	497,720
1.25%, 10/2/2019	230,000	228,535
1.30%, 8/28/2019	500,000	497,410
1.38%, 5/1/2020	400,000	397,464
1.75%, 5/30/2019	1,095,000	1,099,643

2.38%, 1/13/2022	970,000	987,596
2.50%, 9/1/2028	287,134	290,478
2.50%, 10/1/2029	745,360	752,987
2.50%, 1/1/2031	878,989	887,573
2.50%, 5/1/2031	2,691,770	2,713,380
2.50%, 6/1/2031	1,031,292	1,039,572
3.00%, 2/1/2029	515,648	530,874
3.00%, 7/1/2029	536,973	552,665
3.00%, 9/1/2029	857,644	882,707
3.00%, 4/1/2030	797,410	820,194
3.00%, 12/1/2030	1,986,031	2,042,776
3.00%, 5/1/2031	1,634,695	1,680,911
3.00%, 7/1/2035	775,769	790,926
3.00%, 4/1/2036	1,631,994	1,662,231
3.00%, 3/1/2043	1,208,413	1,219,105
3.00%, 4/1/2043	2,224,202	2,243,883
3.00%, 7/1/2043	806,859	813,998
3.00%, 8/1/2043	358,074	361,242
3.00%, 9/1/2043	442,372	446,286
3.00%, 10/1/2043	361,471	364,670
3.00%, 6/1/2045	1,620,638	1,629,703
3.00%, 8/1/2045	2,222,845	2,235,279
3.00%, 4/1/2046	2,791,225	2,802,421
3.00%, 9/1/2046	1,865,849	1,873,333
3.00%, 11/1/2046	1,767,163	1,774,251
3.00%, 12/1/2046	2,218,160	2,227,057
3.00%, 2/1/2047	1,110,602	1,115,057
3.50%, 5/1/2026	712,982	745,359
3.50%, 1/1/2029	187,579	196,166
3.50%, 11/1/2029	616,651	645,169
3.50%, 2/1/2030	334,316	349,777
3.50%, 3/1/2032	631,280	659,465
3.50%, 5/1/2043	380,787	394,452
3.50%, 8/1/2043	1,853,042	1,919,542
3.50%, 6/1/2044	493,052	509,560
3.50%, 8/1/2044	966,723	999,090
3.50%, 10/1/2044	562,854	581,699
3.50%, 11/1/2044	894,531	924,481
3.50%, 12/1/2044	944,311	975,928
3.50%, 1/1/2045	909,960	940,426
3.50%, 2/1/2045	1,260,482	1,302,684
3.50%, 7/1/2045	2,078,177	2,144,667
3.50%, 10/1/2045	1,212,509	1,251,303
3.50%, 12/1/2045	1,822,628	1,880,943
3.50%, 3/1/2046	2,610,081	2,693,229
3.50%, 5/1/2046	1,228,061	1,267,183
3.50%, 12/1/2046	1,681,623	1,735,194
3.50%, 4/1/2047	241,426	249,123
3.75%, 3/27/2019	960,000	991,478
4.00%, 4/1/2019	3,879	4,048
4.00%, 4/1/2024	83,969	87,634
4.00%, 5/1/2025	64,573	67,564
4.00%, 6/1/2025	135,525	141,804
4.00%, 8/1/2025	36,845	38,552
4.00%, 9/1/2025	26,769	28,010
4.00%, 6/1/2026	332,242	347,633
4.00%, 10/1/2040	330,415	349,832
4.00%, 12/1/2041	1,021,792	1,081,860
4.00%, 4/1/2042	747,085	791,003

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 6/1/2042	$1,482,080	$1,570,603
4.00%, 5/1/2044	907,103	956,484
4.00%, 7/1/2044	1,387,901	1,463,457
4.00%, 12/1/2044	528,191	556,945
4.00%, 4/1/2045	1,168,956	1,232,027
4.00%, 10/1/2045	1,713,629	1,806,087
4.00%, 1/1/2046	1,233,637	1,300,197
4.00%, 9/1/2047	922,530	972,606
4.50%, 5/1/2019	64,595	66,344
4.50%, 9/1/2024	1,054	1,111
4.50%, 10/1/2024	63,068	66,459
4.50%, 2/1/2039	2,962	3,193
4.50%, 6/1/2039	258,794	278,959
4.50%, 12/1/2039	193,468	208,542
4.50%, 6/1/2040	6,589	7,089
4.50%, 12/1/2040	733,508	789,242
4.50%, 4/1/2041	11,046	11,903
4.50%, 7/1/2041	521,360	561,802
4.50%, 8/1/2041	33,318	35,903
4.50%, 9/1/2041	207,362	223,447
4.50%, 10/1/2041	1,442,799	1,552,427
4.50%, 10/1/2043	33,309	35,774
4.50%, 8/1/2044	31,356	33,648
4.50%, 9/1/2044	666,620	715,353
4.50%, 4/1/2047	375,171	403,693
5.00%, 3/1/2018	16,268	16,678
5.00%, 11/1/2035	25,645	28,106
5.00%, 12/1/2036	5,512	6,037
5.00%, 2/1/2038	394,134	431,692
5.00%, 3/1/2038	297,857	326,094
5.00%, 6/1/2038	67,613	73,938
5.00%, 11/1/2038	570,479	624,998
5.00%, 1/1/2039	79,771	87,234
5.00%, 2/1/2039	183,526	200,695
5.00%, 3/1/2039	579,934	631,450
5.00%, 10/1/2039	53,699	58,723
5.50%, 2/1/2022	6,732	7,413
5.50%, 11/1/2026	62,680	69,021
5.50%, 6/1/2027	15,911	17,522
5.50%, 4/1/2028	27,507	30,294
5.50%, 7/1/2028	38,518	42,415
5.50%, 7/1/2033	3,217	3,572
5.50%, 1/1/2037	175,498	194,723
5.50%, 9/1/2037	2,300	2,550
5.50%, 11/1/2037	10,373	11,503
5.50%, 1/1/2038	86,387	95,799
5.50%, 4/1/2038	299,790	332,106
5.50%, 7/1/2038	440,711	488,217
5.50%, 10/1/2038	8,009	8,872
5.50%, 11/1/2038	8,167	9,048
6.00%, 8/1/2031	11,661	13,291
6.00%, 3/1/2036	13,866	15,502
6.00%, 8/1/2036	81,430	91,038
6.00%, 1/1/2037	7,477	8,359
6.00%, 12/1/2037	7,728	8,652
6.00%, 10/1/2038	6,111	6,844
6.00%, 3/1/2040	6,352	7,111
6.00%, 5/1/2040	842,576	943,370
6.25%, 7/15/2032	660,000	929,161

6.50%, 11/1/2037	106,519	120,037
6.50%, 2/1/2038	22,004	24,797
6.50%, 9/1/2038	247,326	278,715
6.50%, 9/1/2039	110,843	125,166
6.75%, 3/15/2031	400,000	575,332
Series K006, Class A1, 3.40%, 7/25/2019	162,285	164,504
Series K025, Class A1, 1.88%, 4/25/2022	491,231	489,580
Series K029, Class A1, 2.84%, 10/25/2022	411,304	419,432
Series K030, Class A2, 3.25%, 4/25/2023 (d)	1,000,000	1,042,901
Series K040, Class A2, 3.24%, 9/25/2024	700,000	728,646
Series K049, Class A2, 3.01%, 7/25/2025	350,000	357,619
Series K053, Class A2, 3.00%, 12/25/2025	350,000	356,428
TBA, 2.50%, 10/1/2032	525,000	528,773
TBA, 3.00%, 10/1/2032	800,000	822,250
TBA, 3.50%, 10/1/2047	3,100,000	3,196,391
TBA, 4.00%, 10/1/2047	1,375,000	1,447,671
TBA, 4.50%, 10/1/2047	300,000	321,656
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	289,107
1.00%, 10/24/2019	500,000	494,080
1.13%, 12/14/2018	250,000	249,078
1.38%, 1/28/2019	325,000	324,708
1.38%, 2/26/2021	450,000	443,705
1.50%, 6/22/2020	500,000	498,330
1.50%, 11/30/2020 (a)	150,000	148,997
1.63%, 11/27/2018	400,000	400,720
1.63%, 1/21/2020	120,000	120,108
2.13%, 4/24/2026	400,000	390,000
2.50%, 7/1/2028	874,781	884,460
2.50%, 8/1/2028	1,296,733	1,311,081
2.50%, 10/1/2028	595,319	601,906
2.50%, 3/1/2029	2,232,624	2,257,176
2.50%, 2/1/2030	990,042	999,470
2.50%, 5/1/2030	1,452,782	1,465,935
2.50%, 7/1/2030	492,447	496,906
2.50%, 2/1/2031	1,694,896	1,710,242
2.50%, 10/1/2042	512,051	499,648
2.63%, 9/6/2024	470,000	481,266
3.00%, 8/1/2027	559,476	575,580
3.00%, 11/1/2028	1,007,501	1,037,113
3.00%, 6/1/2029	301,592	310,346
3.00%, 8/1/2029	1,458,950	1,501,296
3.00%, 9/1/2029	534,847	550,371
3.00%, 6/1/2030	948,991	975,851
3.00%, 9/1/2030	148,191	152,385
3.00%, 11/1/2030	343,139	352,851
3.00%, 12/1/2030	1,195,923	1,229,772
3.00%, 2/1/2035	581,557	592,927
3.00%, 3/1/2035	460,178	468,982
3.00%, 2/1/2036	1,199,433	1,222,382
3.00%, 12/1/2042	684,733	690,815
3.00%, 1/1/2043	1,285,369	1,296,786

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 3/1/2043	$1,406,153	$1,418,335
3.00%, 4/1/2043	353,661	356,725
3.00%, 5/1/2043	3,882,110	3,915,739
3.00%, 6/1/2043	2,674,825	2,697,997
3.00%, 7/1/2043	2,482,437	2,503,942
3.00%, 9/1/2045	1,212,265	1,218,754
3.00%, 11/1/2045	2,827,139	2,842,273
3.00%, 5/1/2046	2,805,978	2,816,762
3.00%, 8/1/2046	3,066,197	3,077,981
3.00%, 9/1/2046	2,918,706	2,929,923
3.00%, 1/1/2047	2,893,074	2,904,192
3.50%, 10/1/2025	215,762	224,891
3.50%, 11/1/2025	242,076	252,318
3.50%, 3/1/2026	152,375	158,836
3.50%, 1/1/2027	817,979	852,587
3.50%, 5/1/2029	281,607	293,733
3.50%, 1/1/2030	538,264	561,442
3.50%, 6/1/2034	1,041,608	1,086,526
3.50%, 7/1/2034	1,983,184	2,068,705
3.50%, 2/1/2037	949,714	987,883
3.50%, 12/1/2040	1,035,422	1,073,886
3.50%, 5/1/2042	2,178,032	2,256,431
3.50%, 8/1/2042	848,219	878,751
3.50%, 10/1/2042	742,039	768,749
3.50%, 1/1/2043	304,331	315,286
3.50%, 5/1/2043	286,026	296,212
3.50%, 7/1/2043	1,081,861	1,120,386
3.50%, 1/1/2044	1,067,831	1,105,857
3.50%, 10/1/2044	791,729	817,960
3.50%, 1/1/2045	1,335,179	1,379,415
3.50%, 4/1/2045	1,505,638	1,553,453
3.50%, 8/1/2045	3,162,081	3,262,501
3.50%, 11/1/2045	1,212,731	1,251,244
3.50%, 12/1/2045	6,817,386	7,033,889
3.50%, 2/1/2046	7,653,767	7,896,494
3.50%, 10/1/2047	1,000,000	1,031,640
4.00%, 7/1/2018	27,086	28,007
4.00%, 8/1/2018	84,212	87,075
4.00%, 1/1/2020	1,151	1,190
4.00%, 4/1/2024	129,078	134,792
4.00%, 1/1/2025	139,841	146,031
4.00%, 3/1/2026	90,315	94,831
4.00%, 12/1/2034	619,038	656,674
4.00%, 12/1/2040	1,515,484	1,604,228
4.00%, 3/1/2041	1,158,836	1,226,742
4.00%, 12/1/2041	1,299,408	1,375,551
4.00%, 2/1/2042	434,439	459,896
4.00%, 10/1/2043	865,609	914,055
4.00%, 12/1/2043	118,109	124,719
4.00%, 6/1/2044	835,521	880,869
4.00%, 7/1/2044	836,674	882,085
4.00%, 9/1/2044	671,952	708,423
4.00%, 10/1/2044	1,071,401	1,129,552
4.00%, 12/1/2044	969,780	1,022,415
4.00%, 3/1/2045	832,146	877,118
4.00%, 5/1/2045	1,277,345	1,346,376
4.00%, 7/1/2045	1,243,342	1,310,536
4.00%, 9/1/2045	1,764,208	1,859,550
4.00%, 12/1/2045	1,229,314	1,295,750

4.00%, 4/1/2046	1,572,581	1,657,751
4.00%, 11/1/2046	912,279	961,687
4.00%, 7/1/2047	491,553	517,987
4.00%, 8/1/2047	1,981,253	2,087,796
4.50%, 4/1/2023	312,917	329,160
4.50%, 8/1/2023	374	383
4.50%, 4/1/2031	317,488	341,680
4.50%, 4/1/2039	689,095	743,749
4.50%, 4/1/2040	632,300	681,194
4.50%, 10/1/2040	392,267	422,599
4.50%, 2/1/2041	799,025	861,973
4.50%, 5/1/2041	413,706	445,697
4.50%, 1/1/2042	1,391,738	1,501,381
4.50%, 9/1/2043	335,309	360,611
4.50%, 12/1/2043	906,209	974,591
4.50%, 1/1/2044	241,851	260,100
4.50%, 2/1/2044	589,947	633,856
4.50%, 6/1/2044	1,165,642	1,253,625
4.50%, 9/1/2047	298,053	320,953
5.00%, 6/1/2018	6,557	6,709
5.00%, 7/1/2035	638,281	701,302
5.00%, 7/1/2040	299,010	326,879
5.00%, 1/1/2042	885,031	967,521
5.00%, 3/1/2042	844,551	923,269
5.00%, 12/1/2043	209,022	229,516
5.00%, 7/1/2044	849,145	930,961
5.50%, 7/1/2035	291,376	323,946
5.50%, 6/1/2038	102,539	113,861
5.50%, 12/1/2038	303,022	336,769
5.50%, 12/1/2039	479,763	532,740
5.50%, 4/1/2040	660,602	732,682
5.50%, 9/1/2040	41,445	46,021
5.50%, 7/1/2041	544,808	605,830
6.00%, 2/1/2037	282,180	315,577
6.00%, 10/1/2039	399,683	446,987
6.00%, 4/1/2040	534,088	597,468
6.25%, 5/15/2029	80,000	107,730
6.63%, 11/15/2030	560,000	794,410
7.13%, 1/15/2030	125,000	181,330
7.25%, 5/15/2030	510,000	751,602
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (d)	760,795	762,012
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (d)	592,992	594,355
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	888,000	936,498
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	400,000	421,424
TBA, 3.00%, 10/1/2032	2,100,000	2,157,750
TBA, 3.00%, 10/1/2047	650,000	652,133
TBA, 3.50%, 10/1/2047	2,300,000	2,371,156
TBA, 4.00%, 10/1/2047	1,600,000	1,684,375
TBA, 4.50%, 10/1/2047	300,000	321,984
Government National Mortgage Association:
3.00%, 12/15/2042	934,433	951,260
3.00%, 12/20/2042	1,803,124	1,840,211
3.00%, 2/20/2043	1,606,729	1,639,776
3.00%, 4/20/2043	1,627,091	1,658,405

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 6/20/2043	$1,121,968	$1,143,561
3.00%, 12/20/2044	594,840	604,256
3.00%, 3/20/2045	679,391	689,900
3.00%, 4/20/2045	1,034,636	1,050,638
3.00%, 8/20/2045	1,411,323	1,433,152
3.00%, 1/20/2046	793,300	805,570
3.00%, 4/20/2046	1,599,214	1,622,958
3.00%, 5/20/2046	3,430,079	3,481,007
3.00%, 11/20/2046	1,654,056	1,678,614
3.00%, 1/20/2047	2,831,751	2,873,796
3.00%, 6/20/2047	991,199	1,005,988
3.50%, 2/15/2042	1,062,978	1,111,599
3.50%, 6/20/2042	1,018,320	1,064,314
3.50%, 4/15/2043	279,281	291,877
3.50%, 4/20/2043	1,012,738	1,058,480
3.50%, 7/20/2043	2,513,163	2,622,606
3.50%, 10/20/2043	488,091	509,346
3.50%, 12/20/2043	222,190	231,866
3.50%, 1/20/2044	452,893	472,615
3.50%, 3/20/2044	431,757	449,981
3.50%, 10/20/2044	847,117	882,874
3.50%, 12/20/2044	651,911	679,428
3.50%, 2/20/2045	501,318	522,479
3.50%, 3/20/2045	616,929	642,025
3.50%, 4/20/2045	3,808,975	3,963,920
3.50%, 6/20/2045	956,440	995,347
3.50%, 10/20/2045	1,414,022	1,471,543
3.50%, 11/20/2045	347,044	361,161
3.50%, 3/20/2046	2,919,354	3,038,313
3.50%, 4/20/2046	2,530,297	2,633,403
3.50%, 5/20/2046	2,612,699	2,719,162
3.50%, 10/20/2046	1,566,991	1,630,843
3.50%, 6/20/2047	991,176	1,031,778
3.50%, 8/20/2047	1,397,147	1,454,379
3.50%, 9/20/2047	1,500,000	1,561,445
4.00%, 4/15/2040	955,651	1,012,675
4.00%, 6/15/2040	60,540	64,152
4.00%, 3/20/2044	168,341	178,827
4.00%, 4/20/2044	251,784	267,468
4.00%, 6/20/2044	363,452	386,092
4.00%, 8/20/2044	375,060	398,422
4.00%, 9/20/2044	376,826	400,298
4.00%, 10/20/2044	346,558	368,145
4.00%, 12/20/2044	845,221	897,869
4.00%, 2/20/2045	605,703	643,432
4.00%, 5/15/2045	901,764	954,730
4.00%, 8/20/2045	626,805	663,404
4.00%, 9/20/2045	964,890	1,021,229
4.00%, 10/20/2045	893,398	945,563
4.00%, 11/20/2045	3,189,135	3,375,348
4.00%, 5/20/2046	206,956	219,040
4.00%, 4/20/2047	874,813	922,742
4.00%, 9/20/2047	1,000,000	1,054,788
4.50%, 6/15/2039	51,095	54,947
4.50%, 7/15/2039	208,554	224,275
4.50%, 4/15/2040	748,324	803,558
4.50%, 6/15/2040	492,385	528,728
4.50%, 3/15/2041	249,774	268,209
4.50%, 6/15/2041	249,294	267,940

4.50%, 9/20/2041	214,745	230,691
4.50%, 12/15/2041	45,665	49,081
4.50%, 1/15/2042	180,458	194,061
4.50%, 10/20/2043	149,271	159,696
4.50%, 4/20/2044	371,322	397,257
4.50%, 11/20/2044	849,420	912,561
4.50%, 12/20/2044	262,418	281,925
4.50%, 8/20/2045	494,259	531,000
4.50%, 9/20/2045	232,803	250,109
4.50%, 10/20/2045	885,459	951,280
4.50%, 4/20/2046	498,069	535,093
5.00%, 12/15/2038	247,426	271,627
5.00%, 4/15/2039	547,258	600,795
5.00%, 5/15/2039	73,411	80,593
5.00%, 11/20/2041	1,236,532	1,334,170
5.00%, 5/20/2044	250,329	269,765
5.00%, 11/20/2044	334,775	360,887
5.50%, 6/15/2038	396,849	439,791
5.50%, 7/15/2038	398,649	441,787
5.50%, 2/15/2039	65,324	72,393
5.50%, 5/20/2044	400,586	441,373
6.00%, 1/15/2038	35,041	39,497
6.00%, 4/15/2038	143,041	161,240
6.00%, 6/15/2041	175,739	199,392
TBA, 3.00%, 10/1/2047	3,300,000	3,346,922
TBA, 3.50%, 10/1/2047	3,050,000	3,171,285
TBA, 4.00%, 10/1/2047	2,200,000	2,316,531
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	310,521
4.63%, 9/15/2060	14,000	16,958
5.25%, 9/15/2039	365,000	479,552
5.88%, 4/1/2036	90,000	123,898
7.13%, 5/1/2030	66,000	95,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $333,768,586)		332,164,653

U.S. TREASURY OBLIGATIONS — 35.8%
Treasury Bonds:
2.25%, 8/15/2046	2,106,000	1,852,501
2.50%, 2/15/2045	3,399,000	3,171,709
2.50%, 2/15/2046	2,381,800	2,215,932
2.50%, 5/15/2046	350,000	325,349
2.75%, 8/15/2042	2,151,000	2,126,672
2.75%, 11/15/2042	2,052,000	2,026,637
2.75%, 8/15/2047	500,000	489,280
2.88%, 5/15/2043	1,900,000	1,915,998
2.88%, 8/15/2045	3,700,000	3,718,870
2.88%, 11/15/2046	2,109,700	2,117,506
3.00%, 11/15/2044	1,464,000	1,509,106
3.00%, 5/15/2045	200,000	206,010
3.00%, 11/15/2045	3,300,000	3,397,020
3.00%, 2/15/2047	2,400,000	2,469,096
3.13%, 11/15/2041	2,518,000	2,665,555
3.13%, 2/15/2042	2,197,000	2,324,931
3.13%, 2/15/2043	1,240,000	1,308,981
3.13%, 8/15/2044	2,078,000	2,192,955
3.38%, 5/15/2044	2,164,000	2,386,502
3.50%, 2/15/2039	700,000	790,692
3.63%, 8/15/2043	3,950,000	4,534,521

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.63%, 2/15/2044	$1,940,000	$2,230,360
3.75%, 8/15/2041	150,000	175,410
3.75%, 11/15/2043	3,762,000	4,411,359
3.88%, 8/15/2040	150,000	178,449
4.25%, 11/15/2040	400,000	502,112
4.38%, 11/15/2039	500,000	636,505
4.38%, 5/15/2040	4,350,000	5,546,120
4.38%, 5/15/2041	1,500,000	1,919,235
4.50%, 2/15/2036	650,000	836,140
4.63%, 2/15/2040	600,000	790,002
4.75%, 2/15/2037	546,000	725,099
4.75%, 2/15/2041	400,000	537,512
5.25%, 11/15/2028	500,000	641,520
5.25%, 2/15/2029	250,000	321,953
5.38%, 2/15/2031	1,012,000	1,355,948
5.50%, 8/15/2028	452,000	588,866
6.13%, 11/15/2027	1,086,000	1,460,779
6.25%, 8/15/2023	300,000	370,047
6.50%, 11/15/2026	1,054,000	1,421,994
6.88%, 8/15/2025	50,000	66,989
7.13%, 2/15/2023	800,000	1,009,968
7.88%, 2/15/2021	172,000	206,801
8.13%, 8/15/2019	170,000	190,924
8.75%, 5/15/2020	38,000	45,063
8.75%, 8/15/2020	345,000	414,100
8.88%, 2/15/2019	180,000	198,454
Treasury Notes:
0.75%, 10/31/2018	6,600,000	6,555,978
0.75%, 8/15/2019	200,000	197,394
0.88%, 10/15/2018	500,000	497,465
0.88%, 7/31/2019	490,000	484,924
1.00%, 11/30/2018	1,500,000	1,493,370
1.00%, 3/15/2019	2,200,000	2,187,086
1.00%, 9/30/2019	250,000	247,695
1.00%, 11/30/2019	250,000	247,382
1.13%, 2/28/2019	8,825,400	8,790,893
1.13%, 12/31/2019	250,000	247,877
1.13%, 4/30/2020	400,000	395,612
1.13%, 2/28/2021	6,700,000	6,570,087
1.13%, 6/30/2021	400,000	390,788
1.13%, 9/30/2021	999,600	973,360
1.25%, 10/31/2018	2,978,100	2,973,931
1.25%, 11/15/2018	1,268,200	1,266,222
1.25%, 11/30/2018	250,000	249,607
1.25%, 12/15/2018	2,500,000	2,495,775
1.25%, 12/31/2018	6,300,000	6,289,101
1.25%, 1/31/2019	4,870,000	4,859,676
1.25%, 3/31/2019	2,500,000	2,493,650
1.25%, 8/31/2019	2,000,000	1,991,740
1.25%, 1/31/2020	7,750,000	7,699,857
1.25%, 2/29/2020	1,080,000	1,072,570
1.25%, 3/31/2021	905,600	891,002
1.38%, 11/30/2018	250,000	249,950
1.38%, 12/31/2018	300,000	299,904
1.38%, 2/28/2019	2,900,000	2,898,318
1.38%, 1/31/2020	16,850,000	16,790,520
1.38%, 2/29/2020	7,590,000	7,559,564
1.38%, 3/31/2020	3,650,000	3,633,356
1.38%, 4/30/2020	1,015,000	1,010,047
1.38%, 5/31/2020	400,000	397,920

1.38%, 8/31/2020	2,350,000	2,334,185
1.38%, 1/31/2021	1,000,000	989,530
1.38%, 4/30/2021	3,624,000	3,578,156
1.38%, 6/30/2023	4,000,000	3,856,520
1.38%, 8/31/2023	3,000,000	2,886,810
1.50%, 12/31/2018	5,929,800	5,936,264
1.50%, 1/31/2019	150,000	150,166
1.50%, 2/28/2019	150,000	150,162
1.50%, 3/31/2019	2,250,000	2,252,678
1.50%, 5/31/2019	1,161,400	1,162,585
1.50%, 10/31/2019	1,000,000	1,000,180
1.50%, 11/30/2019	1,685,000	1,684,730
1.50%, 1/31/2022	850,000	837,377
1.50%, 2/28/2023	5,370,000	5,233,441
1.50%, 3/31/2023	1,796,000	1,748,442
1.50%, 8/15/2026	1,892,000	1,771,801
1.63%, 3/31/2019	449,800	451,172
1.63%, 4/30/2019	640,400	642,379
1.63%, 6/30/2019	5,762,800	5,779,915
1.63%, 7/31/2019	592,000	593,758
1.63%, 8/31/2019	870,600	873,194
1.63%, 12/31/2019	2,700,000	2,706,534
1.63%, 7/31/2020	250,000	250,175
1.63%, 11/30/2020	2,000,000	1,997,320
1.63%, 8/15/2022	1,972,000	1,946,975
1.63%, 11/15/2022	3,964,000	3,902,756
1.63%, 5/31/2023	884,000	865,020
1.63%, 10/31/2023	4,730,000	4,612,318
1.63%, 2/15/2026	4,850,000	4,611,235
1.63%, 5/15/2026	300,000	284,586
1.75%, 9/30/2019	909,600	914,348
1.75%, 10/31/2020	1,900,000	1,905,909
1.75%, 12/31/2020	1,000,000	1,001,990
1.75%, 3/31/2022	500,000	497,210
1.75%, 5/15/2022	3,432,000	3,413,536
1.75%, 9/30/2022	3,470,000	3,445,014
1.75%, 1/31/2023	2,100,000	2,074,611
1.75%, 5/15/2023	3,610,000	3,557,402
1.88%, 1/31/2022	1,399,600	1,400,412
1.88%, 4/30/2022	3,500,000	3,496,780
1.88%, 10/31/2022	47,000	46,839
2.00%, 7/31/2020	634,000	640,936
2.00%, 9/30/2020	400,000	404,280
2.00%, 11/30/2020	3,300,000	3,333,792
2.00%, 2/28/2021	518,000	523,113
2.00%, 5/31/2021	300,000	302,673
2.00%, 8/31/2021	1,913,600	1,928,775
2.00%, 10/31/2021	300,000	302,187
2.00%, 11/15/2021	1,103,800	1,112,222
2.00%, 12/31/2021	2,100,000	2,113,188
2.00%, 2/15/2022	780,000	785,164
2.00%, 11/30/2022	5,045,000	5,054,889
2.00%, 2/15/2023	9,040,000	9,045,333
2.00%, 2/15/2025	456,000	449,794
2.00%, 8/15/2025	200,000	196,586
2.13%, 8/31/2020	994,000	1,008,343
2.13%, 1/31/2021	650,000	659,152
2.13%, 6/30/2021	1,000,000	1,013,200
2.13%, 8/15/2021	3,201,600	3,242,708

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

2.13%, 9/30/2021	$475,000	$480,804
2.13%, 12/31/2021	809,800	818,991
2.13%, 6/30/2022	500,000	504,830
2.13%, 12/31/2022	3,400,000	3,424,854
2.13%, 11/30/2023	2,000,000	2,006,560
2.13%, 2/29/2024	4,000,000	4,003,400
2.13%, 5/15/2025	4,549,000	4,520,068
2.25%, 3/31/2021	1,133,600	1,153,903
2.25%, 4/30/2021	1,000,000	1,017,810
2.25%, 7/31/2021	800,000	813,856
2.25%, 12/31/2023	2,214,000	2,234,944
2.25%, 11/15/2024	7,444,000	7,482,039
2.25%, 11/15/2025	1,400,000	1,400,070
2.25%, 2/15/2027	6,886,000	6,845,373
2.25%, 8/15/2027	3,500,000	3,476,620
2.38%, 12/31/2020	2,542,000	2,597,873
2.38%, 8/15/2024	2,955,000	2,996,666
2.38%, 5/15/2027	1,000,000	1,004,260
2.50%, 8/15/2023	2,308,000	2,367,316
2.50%, 5/15/2024	9,694,000	9,916,090
2.63%, 8/15/2020	4,374,000	4,498,790
2.63%, 11/15/2020	11,696,000	12,040,331
2.75%, 2/15/2019	200,000	203,624
2.75%, 11/15/2023	5,383,000	5,596,005
2.75%, 2/15/2024	4,618,000	4,795,839
3.13%, 5/15/2019	3,074,800	3,158,096
3.13%, 5/15/2021	348,400	365,388
3.38%, 11/15/2019	2,142,600	2,226,676
3.50%, 5/15/2020	1,455,000	1,527,517
3.63%, 8/15/2019	68,200	70,920
3.63%, 2/15/2020	1,499,500	1,572,391
3.63%, 2/15/2021	11,356,000	12,077,105
3.75%, 11/15/2018	1,061,600	1,089,148

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $392,135,498)		392,179,060

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.3%
California, Bay Area Toll Authority Revenue
Series S1-SUB, 7.04%, 4/1/2050	100,000	154,150
California, State General Obligation:
7.30%, 10/1/2039	250,000	367,495
7.35%, 11/1/2039	110,000	162,458
7.50%, 4/1/2034	175,000	254,263
7.55%, 4/1/2039	175,000	268,380
7.63%, 3/1/2040	90,000	137,911
California, State University
Series B, 3.90%, 11/1/2047	100,000	102,513
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	221,584
6.60%, 7/1/2050	160,000	242,646
Los Angeles, CA, Unified School District, General Obligation
Series RY, 6.76%, 7/1/2034	150,000	208,672
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue
6.26%, 4/1/2049	235,000	337,998

State of California Department of Water Res. Power Supply Revenue
Series P, 2.00%, 5/1/2022	25,000	24,668
University of California:
Series AD, 4.86%, 5/15/2112	150,000	161,672
Series AQ, 4.77%, 5/15/2115	75,000	78,660
Series AX, 3.06%, 7/1/2025	100,000	102,459

		2,825,529

CONNECTICUT — 0.0%(c)
Connecticut, State General Obligation
5.09%, 10/1/2030	100,000	110,239

GEORGIA — 0.0%(c)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	221,154
7.06%, 4/1/2057	100,000	123,663

		344,817

ILLINOIS — 0.1%
Chicago Transit Authority
Series B, 6.90%, 12/1/2040	70,000	91,475
Chicago, IL, Metropolitan Water Reclamation District, General Obligation
5.72%, 12/1/2038	25,000	31,641
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	40,179
Series B, 7.75%, 1/1/2042	50,000	54,124
State of Illinois:
5.10%, 6/1/2033	320,000	323,616
7.35%, 7/1/2035	500,000	573,420

		1,114,455

KANSAS — 0.0%(c)
Kansas Devlopment Finance Authority
Series H, 4.93%, 4/15/2045	50,000	56,194

MASSACHUSETTS — 0.0%(c)
Commonwealth of Massachusetts
4.91%, 5/1/2029	100,000	116,946

MISSISSIPPI — 0.0%(c)
Mississippi, State General Obligation
5.25%, 11/1/2034	100,000	118,568

NEW JERSEY — 0.1%
New Jersey Economic Development
Authority
Series A, 7.43%, 2/15/2029	275,000	342,911
New Jersey Transportation Trust Revenue
Series C, 6.10%, 12/15/2028	100,000	105,035
New Jersey Turnpike Authority Revenue
Series A, 7.10%, 1/1/2041	275,000	401,423
Rutgers, State University of New Jersey
5.67%, 5/1/2040	205,000	249,418

		1,098,787

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue
5.72%, 6/15/2042	215,000	285,088

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, City Transitional Finance Authority Revenue
5.51%, 8/1/2037	$100,000	$125,387
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	105,985
Series A2, 5.21%, 10/1/2031	100,000	117,120
New York, NY, Metropolitan Transportation Authority Revenue
6.67%, 11/15/2039	150,000	209,043
New York, State Dormitory Authority, State Personal Income Tax Revenue
5.63%, 3/15/2039	105,000	132,234
Port Authority of New York & New Jersey:
Series 192, 4.81%, 10/15/2065	150,000	174,682
Series 20, 4.23%, 10/15/2057	125,000	134,350

		1,283,889

OHIO — 0.1%
Ohio State University, General Receipts Revenue
Series C, 4.91%, 6/1/2040	100,000	119,701
Ohio, American Municipal Power, Inc. Revenue
8.08%, 2/15/2050	200,000	330,618

		450,319

OREGON — 0.0%(c)
Oregon School Boards Association
Series B, 5.68%, 6/30/2028	100,000	119,011

PENNSYLVANIA — 0.0%(c)
Pennsylvania, Turnpike Commission Revenue
Series B, 5.51%, 12/1/2045	75,000	97,493
State Public School Building Authority
5.00%, 9/15/2027	99,000	108,638

		206,131

SOUTH CAROLINA — 0.0%(c)
California, State Public Service Authority
Series D, 2.39%, 12/1/2023	100,000	93,531

TENNESSEE — 0.0%(c)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue
Series B, 4.05%, 7/1/2026	10,000	10,407

TEXAS — 0.1%
Dallas, TX, Convention Center Hotel Development Corp. Revenue
7.09%, 1/1/2042	165,000	218,542
North Texas, Tollway Authority Revenue
Series C, 6.72%, 1/1/2049	50,000	74,186
San Antonio, TX, Public Service Board Revenue
5.99%, 2/1/2039	75,000	100,066
Texas, State General Obligation
5.52%, 4/1/2039	100,000	128,538

Texas, State Transportation Commission Revenue
Series B, 5.18%, 4/1/2030	110,000	130,364
University of Texas System
Series A, 3.35%, 8/15/2047	100,000	98,522

		750,218

WASHINGTON — 0.0% (c)
Washington, State General Obligation
5.14%, 8/1/2040	150,000	184,404

WISCONSIN — 0.0% (c)
State of Wisconsin
Series C, 3.15%, 5/1/2027	100,000	101,254

TOTAL MUNICIPAL BONDS & NOTES
(Cost $8,292,128)		8,984,699

ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.1%
CarMax Auto Owner Trust
Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	749,092
Ford Credit Auto Owner Trust
Series 2017-B, Class A3, 1.69%, 11/15/2021	145,000	144,621

		893,713

CREDIT CARD — 0.2%
American Express Credit Account Master Trust
Series 2017-4, Class A, 1.64%, 12/15/2021	240,000	239,582
BA Credit Card Trust
Series 2017-A1, Class A1, 1.95%, 8/15/2022	200,000	200,250
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	495,689
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	331,937
Series 2017-A3, Class A3, 1.92%, 4/7/2022	500,000	500,223
Discover Card Execution Note Trust
Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	502,882
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	199,773

		2,470,336

TOTAL ASSET-BACKED SECURITIES
(Cost $3,390,860)		3,364,049

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK7
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	$300,000	$303,047
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	511,822
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	512,699
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,570,235
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	526,139
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	532,206
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A1, 1.72%, 8/15/2048	696,660	694,192
FHLMC Multifamily Structured Pass Through Certificates
Series K005, Class A3, 4.49%, 11/25/2019	1,000,000	1,049,954
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,636,861
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	219,869	224,852
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	512,734
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	912,037
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,578,894
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	355,558
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	516,306
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,410,299
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	202,953

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,095,030)		13,050,788

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	25,218,979	$25,218,979
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	4,196,053	4,196,053

TOTAL SHORT-TERM INVESTMENTS (Cost $29,415,032)		29,415,032

TOTAL INVESTMENTS — 101.7% (Cost $1,107,957,359)		1,115,323,567
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(18,965,957)

NET ASSETS — 100.0%		$1,096,357,610

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

ISDA = International Swaps and Derivatives Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$580,485	$—	$580,485
Aerospace & Defense	—	4,162,182	—	4,162,182
Agriculture	—	3,152,562	—	3,152,562
Airlines	—	1,120,057	—	1,120,057
Apparel	—	147,352	—	147,352
Auto Manufacturers	—	6,375,061	—	6,375,061
Auto Parts & Equipment.	—	403,961	—	403,961
Banks	—	64,021,918	—	64,021,918
Beverages	—	8,185,541	—	8,185,541
Biotechnology	—	4,233,840	—	4,233,840
Chemicals	—	5,518,084	—	5,518,084
Commercial Services	—	2,500,694	—	2,500,694
Construction Materials	—	1,196,826	—	1,196,826
Distribution & Wholesale	—	116,819	—	116,819
Diversified Financial Services	—	11,585,114	—	11,585,114
Electric	—	19,746,002	—	19,746,002
Electrical Components & Equipment	—	333,618	—	333,618
Electronics	—	2,187,849	—	2,187,849
Engineering & Construction	—	154,950	—	154,950
Environmental Control	—	846,296	—	846,296
Food	—	4,697,971	—	4,697,971
Forest Products & Paper	—	961,526	—	961,526
Gas	—	1,504,993	—	1,504,993
Hand & Machine Tools	—	258,632	—	258,632
Health Care Products	—	5,341,424	—	5,341,424
Health Care Services	—	4,377,009	—	4,377,009
Holding Companies-Divers	—	106,848	—	106,848
Home Builders.	—	144,021	—	144,021
Home Furnishings	—	203,239	—	203,239
Household Products	—	1,011,515	—	1,011,515
Household Products & Wares	—	694,372	—	694,372
Housewares	—	525,635	—	525,635
Insurance.	—	8,645,426	—	8,645,426
Internet	—	3,420,378	—	3,420,378
Investment Company Security	—	306,920	—	306,920
Iron/Steel	—	817,185	—	817,185
IT Services	—	8,037,007	—	8,037,007
Leisure Time	—	174,222	—	174,222
Lodging	—	506,606	—	506,606
Machinery, Construction & Mining	—	1,155,317	—	1,155,317
Machinery-Diversified	—	1,960,509	—	1,960,509
Media	—	10,207,445	—	10,207,445
Metal Fabricate & Hardware	—	170,950	—	170,950
Mining	—	1,884,426	—	1,884,426
Miscellaneous Manufacturer	—	2,164,169	—	2,164,169
Multi-National	—	4,338,719	—	4,338,719
Office & Business Equipment	—	470,480	—	470,480
Oil & Gas	—	20,496,450	—	20,496,450
Oil & Gas Services.	—	1,140,374	—	1,140,374
Packaging & Containers	—	569,792	—	569,792
Pharmaceuticals	—	13,658,453	—	13,658,453

See accompanying Notes to Schedule of Investments

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pipelines	$—	$10,933,790	$—	$10,933,790
Real Estate	—	316,446	—	316,446
Real Estate Investment Trusts	—	9,356,474	—	9,356,474
Retail	—	9,321,785	—	9,321,785
Semiconductors	—	3,882,427	—	3,882,427
Software	—	7,742,670	—	7,742,670
Telecommunications.	—	16,211,450	—	16,211,450
Textiles	—	103,074	—	103,074
Tobacco	—	486,926	—	486,926
Toys/Games/Hobbies	—	168,251	—	168,251
Transportation	—	5,498,494	—	5,498,494
Trucking & Leasing	—	175,543	—	175,543
Water	—	223,546	—	223,546
Foreign Government Obligations	—	35,223,186	—	35,223,186
U.S. Government Agency Obligations	—	332,164,653	—	332,164,653
U.S. Treasury Obligations	—	392,179,060	—	392,179,060
Municipal Bonds & Notes	—	8,984,699	—	8,984,699
Asset-Backed Securities
Automobile	—	893,713	—	893,713
Credit Card	—	2,470,336	—	2,470,336
Mortgage-Backed Securities	—	13,050,788	—	13,050,788
Short-Term Investments	29,415,032	—	—	29,415,032

TOTAL INVESTMENTS	$29,415,032	$1,085,908,535	$—	$1,115,323,567

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,219,074	$13,219,074	$40,317,039	$28,317,134	$—	$—	25,218,979	$25,218,979	$41,384
State Street Navigator Securities Lending Government Money Market Portfolio	2,700,520	2,700,520	10,354,320	8,858,787	—	—	4,196,053	4,196,053	7,902

TOTAL		$15,919,594	$50,671,359	$37,175,921	$—	$—		$29,415,032	$49,286

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2032	$850,000	$1,018,045
Series A, 5.00%, 9/1/2033	900,000	1,072,377
Series A, 5.00%, 9/1/2034	1,055,000	1,251,525
Series B, 5.00%, 9/1/2026	300,000	370,914
Series GARVEE, 5.00%, 9/1/2025	290,000	348,171
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	175,000	209,272
Series B, 5.00%, 1/1/2019	125,000	131,230
Series B, 5.00%, 1/1/2021	1,810,000	2,028,811
Series B, 5.00%, 1/1/2025	100,000	120,871
Series B, 5.00%, 1/1/2026	100,000	120,024
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	1,225,000	1,428,901
Series A, 5.00%, 8/1/2024	550,000	666,127
Series A, 5.00%, 8/1/2025	135,000	162,251
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	324,627
Series A, 5.00%, 6/1/2028	150,000	181,637
Birmingham, AL, Waterworks Board Revenue:
Series A, 3.75%, 1/1/2043	255,000	257,410
Series A, 4.00%, 1/1/2037	215,000	227,074
Series A, 4.00%, 1/1/2038	105,000	110,811
Series A, 4.00%, 1/1/2041	1,190,000	1,249,072
Series A, 5.00%, 1/1/2028	100,000	122,180
Series A, 5.00%, 1/1/2032	100,000	118,791
Series A, 5.00%, 1/1/2042	205,000	231,652
Series B, 4.00%, 1/1/2036	200,000	210,416
Series B, 5.00%, 1/1/2036	1,000,000	1,160,380
Series B, 5.00%, 1/1/2043	2,850,000	3,262,509
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	363,668
Mobile County, AL, Board of Water & Sewer Commissioners Revenue 5.00%, 1/1/2028	715,000	824,352
Tuscaloosa, AL, Board of Education Revenue 4.00%, 8/1/2041	705,000	739,192
University of Alabama, AL, General Revenue Series D-2, 5.00%, 10/1/2037	240,000	273,926

		18,586,216

ALASKA — 0.2%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	990,000	1,150,420
Series A, 5.00%, 8/1/2034	800,000	915,656
Series B, 5.00%, 8/1/2026	625,000	751,187
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	235,000	252,143
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	175,000	206,320
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	500,000	533,270

		3,808,996

ARIZONA — 1.7%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	370,431
5.00%, 6/1/2027	2,270,000	2,809,034
5.00%, 6/1/2028	125,000	152,570
5.00%, 6/1/2029	320,000	388,330
5.00%, 6/1/2032	860,000	1,025,739
5.00%, 6/1/2038	205,000	239,294
Arizona, Phoenix Civic Improvement Corp., Water System Revenue 5.00%, 7/1/2020	670,000	740,631
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2045	140,000	161,413
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2025	200,000	244,020
5.00%, 7/1/2026	100,000	121,297
5.00%, 7/1/2027	165,000	204,376
5.00%, 7/1/2028	255,000	313,785
5.00%, 7/1/2030	140,000	166,470
5.00%, 7/1/2031	250,000	296,920
5.00%, 7/1/2035	5,000,000	5,941,600
Series A, 5.00%, 7/1/2024	145,000	167,794
Series A, 5.00%, 7/1/2026	295,000	340,790
Series A, 5.00%, 7/1/2028	250,000	288,062
Series A, 5.00%, 7/1/2035	310,000	353,698
Arizona, State University Revenue Series C, 5.00%, 7/1/2042	790,000	915,310
Arizona, Transportation Board Revenue:
5.00%, 7/1/2020	100,000	110,657
5.00%, 7/1/2026	125,000	155,284
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	179,670
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	100,000	103,414
4.00%, 7/1/2022	1,120,000	1,254,837
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	150,000	178,243
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2029	455,000	552,998
5.00%, 7/1/2033	150,000	176,706
Series A, 5.00%, 7/1/2039	3,365,000	3,866,015
Series B, 5.00%, 7/1/2024	115,000	139,655
Series B, 5.00%, 7/1/2026	9,695,000	11,901,361
Series B, 5.00%, 7/1/2027	1,895,000	2,258,556
SubSeries A, 5.00%, 7/1/2025	125,000	152,177
Phoenix, AZ, General Obligation 4.00%, 7/1/2022	755,000	843,682
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	330,000	385,037

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Pima, AZ, Sewer System Revenue 5.00%, 7/1/2023	$2,825,000	$3,351,778
Regional Public Transportation Authority Revenue 5.25%, 7/1/2021	100,000	114,665
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	182,765
3.00%, 7/1/2032	200,000	200,100
4.00%, 7/1/2019	165,000	173,478

		41,522,642

ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.00%, 4/1/2023	400,000	430,168
3.25%, 6/15/2022	360,000	386,086
4.00%, 4/1/2025	500,000	559,825
5.00%, 10/1/2019	125,000	134,824
5.00%, 4/1/2020	290,000	317,979
5.00%, 6/15/2021	125,000	142,090
5.00%, 10/1/2021	1,050,000	1,202,954
5.00%, 4/1/2026	270,000	326,346
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,175,854
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	370,000	392,559

		6,068,685

CALIFORNIA — 20.1%
Alameda County, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	157,851
Series A, 5.25%, 12/1/2025	275,000	333,303
Anaheim, CA, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2032	680,000	771,657
5.00%, 10/1/2034	1,000,000	1,131,470
5.00%, 10/1/2035	1,085,000	1,225,844
5.00%, 10/1/2036	225,000	253,649
Series A, 5.00%, 10/1/2041	2,260,000	2,536,601
Anaheim, Public Financing Authority Revenue:
4.00%, 10/1/2030	170,000	182,813
Series A, 5.00%, 5/1/2034	230,000	269,388
Series A, 5.00%, 5/1/2039	5,670,000	6,547,036
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	365,825
3.25%, 8/1/2037	240,000	239,645
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	140,000	172,696
Series A, 5.00%, 9/15/2029	5,000,000	6,003,850
Series A, 5.00%, 9/15/2031	1,000,000	1,104,590
Series A, 5.00%, 9/15/2032	2,000,000	2,206,120
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	110,651

California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2019	130,000	137,895
5.00%, 4/1/2028	695,000	802,308
5.00%, 4/1/2031	875,000	1,007,624
Series C, 1.88%, 4/1/2047 (a)	1,395,000	1,405,658
Series F-1, 5.00%, 4/1/2054	125,000	140,674
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2026	100,000	125,613
5.00%, 10/1/2027	245,000	303,886
5.00%, 10/1/2028	430,000	529,184
5.00%, 10/1/2032	3,180,000	3,828,211
5.00%, 10/1/2033	3,765,000	4,509,981
5.00%, 10/1/2034	2,400,000	2,862,696
5.00%, 10/1/2035	2,225,000	2,644,590
Series A, 4.00%, 10/1/2045	3,315,000	3,512,872
California, Municipal Finance Authority Revenue:
5.00%, 10/1/2025	145,000	178,676
Series A, 4.00%, 10/1/2040	4,000,000	4,203,560
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	634,016
Series AM, 5.00%, 12/1/2020	130,000	146,095
Series AQ, 4.00%, 12/1/2033	900,000	967,869
Series AS, 5.00%, 12/1/2024	290,000	356,456
Series AW, 4.00%, 12/1/2020	2,790,000	3,048,856
Series AW, 5.00%, 12/1/2028	275,000	341,140
Series AW, 5.00%, 12/1/2029	660,000	813,166
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	145,019
Series AS, 5.00%, 12/1/2029	175,000	211,678
Series O, 5.00%, 5/1/2022	195,000	227,530
California, State Educational Facilities, Authority Revenue:
Series U-3, 5.00%, 6/1/2043	875,000	1,152,882
Series U-6, 5.00%, 5/1/2045	100,000	132,590
Series U-7, 5.00%, 6/1/2046	100,000	133,147
California, State General Obligation:
3.00%, 12/1/2019	100,000	104,264
3.00%, 10/1/2027	100,000	105,293
3.25%, 3/1/2032	250,000	254,288
3.75%, 12/1/2034	100,000	105,226
4.00%, 5/1/2023	225,000	254,601
4.00%, 9/1/2026	120,000	132,770
4.00%, 9/1/2027	110,000	121,162
4.00%, 12/1/2030 (a)	335,000	367,736
4.00%, 12/1/2032	305,000	325,749
4.00%, 9/1/2033	975,000	1,057,875
4.00%, 11/1/2036	30,000	32,294
4.00%, 9/1/2037	1,255,000	1,319,507
4.00%, 12/1/2040	400,000	421,896
4.00%, 8/1/2045	2,000,000	2,095,820
4.50%, 12/1/2043	1,410,000	1,535,575
5.00%, 10/1/2018	275,000	286,220

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 11/1/2018	$330,000	$344,586
5.00%, 2/1/2019	1,650,000	1,737,268
5.00%, 9/1/2019	170,000	182,772
5.00%, 10/1/2019	390,000	420,810
5.00%, 8/1/2020	175,000	194,052
5.00%, 9/1/2020	945,000	1,050,585
5.00%, 8/1/2021	4,000,000	4,566,920
5.00%, 9/1/2021	5,065,000	5,796,082
5.00%, 12/1/2021	150,000	172,671
5.00%, 8/1/2022	265,000	309,380
5.00%, 10/1/2022	4,480,000	5,248,275
5.00%, 9/1/2023	795,000	948,840
5.00%, 10/1/2023	640,000	765,120
5.00%, 11/1/2023	4,550,000	5,445,440
5.00%, 3/1/2024	1,905,000	2,291,696
5.00%, 8/1/2024	675,000	818,006
5.00%, 9/1/2024	1,140,000	1,369,847
5.00%, 12/1/2024	3,860,000	4,629,530
5.00%, 3/1/2025	365,000	445,125
5.00%, 9/1/2025	235,000	288,660
5.00%, 10/1/2025	585,000	661,600
5.00%, 11/1/2025	265,000	315,965
5.00%, 3/1/2026	1,075,000	1,302,685
5.00%, 8/1/2026	1,370,000	1,696,046
5.00%, 10/1/2026	275,000	327,821
5.00%, 11/1/2026	150,000	181,652
5.00%, 8/1/2027	4,265,000	5,191,187
5.00%, 9/1/2027	120,000	137,321
5.00%, 11/1/2027	200,000	237,192
5.00%, 12/1/2027	325,000	385,804
5.00%, 8/1/2028	1,505,000	1,817,301
5.00%, 9/1/2028	2,010,000	2,308,645
5.00%, 10/1/2028	450,000	539,986
5.00%, 10/1/2029	2,675,000	2,727,644
5.00%, 8/1/2030	1,720,000	2,050,894
5.00%, 9/1/2030	300,000	341,700
5.00%, 9/1/2031	1,770,000	2,119,492
5.00%, 3/1/2032	280,000	329,151
5.00%, 8/1/2032	1,345,000	1,583,442
5.00%, 10/1/2032	850,000	1,004,113
5.00%, 11/1/2032	455,000	529,911
5.00%, 8/1/2033	6,695,000	7,863,277
5.00%, 10/1/2033	570,000	670,519
5.00%, 8/1/2034	5,350,000	6,278,760
5.00%, 9/1/2034	290,000	343,517
5.00%, 10/1/2034	155,000	181,787
5.00%, 8/1/2035	4,615,000	5,397,826
5.00%, 9/1/2035	130,000	153,425
5.00%, 9/1/2036	1,390,000	1,634,445
5.00%, 4/1/2037	200,000	228,722
5.00%, 10/1/2037	435,000	507,423
5.00%, 10/1/2039	380,000	441,674
5.00%, 9/1/2042	440,000	501,666
5.00%, 2/1/2043	160,000	181,197
5.00%, 4/1/2043	680,000	772,752
5.00%, 10/1/2044	725,000	837,128
5.00%, 8/1/2045	4,780,000	5,525,345
5.00%, 9/1/2045	500,000	580,645
5.25%, 9/1/2029	150,000	179,544

Series A, 5.00%, 9/1/2022	5,000,000	5,848,750
Series B, 5.00%, 9/1/2018	100,000	103,739
Series B, 5.00%, 8/1/2020	1,040,000	1,153,225
Series B, 5.00%, 9/1/2021	705,000	806,760
Series B, 5.00%, 9/1/2022	250,000	292,437
Series B, 5.00%, 9/1/2023	2,900,000	3,461,179
Series B, 5.00%, 8/1/2024	6,190,000	7,501,413
Series B, 5.00%, 9/1/2025	100,000	122,834
Series C, 5.00%, 9/1/2032	1,350,000	1,601,518
Series C, 5.00%, 9/1/2034	125,000	146,910
VRN, 3.00%, 12/1/2032 (a)	360,000	372,373
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	472,680
California, State Public Works Board, Lease Revenue:
Series C, 5.00%, 3/1/2038	250,000	296,740
Series F ETM, 5.00%, 10/1/2018 (b)	400,000	416,240
California, William S. Hart Union High School District, General Obligation Series C, 3.50%, 8/1/2038	620,000	625,196
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	112,593
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (c)	375,000	386,242
Series B, 4.00%, 8/1/2050 (c)	100,000	102,769
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,103,853
5.00%, 8/1/2026	105,000	125,174
5.00%, 8/1/2029	110,000	130,125
Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	190,000	217,713
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	355,000	424,981
Series A, 5.00%, 8/1/2020	520,000	577,538
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,693,539
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,180,000	2,521,126
Contra Costa, CA, Transportation Authority Revenue Series A, 5.00%, 3/1/2032	250,000	293,515
Contra Costa, CA, Transportation Authority, Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	323,187
Cupertino, CA, Union School District, General Obligation:
Series B, 5.00%, 8/1/2035	175,000	206,266
Series B, 5.00%, 8/1/2036	300,000	352,560
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	5,800,000	6,629,806

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	$360,000	$423,425
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	2,120,000	2,583,072
Series A, 5.00%, 6/1/2033	565,000	659,457
Series A, 5.00%, 6/1/2037	2,015,000	2,345,863
Series B, 5.00%, 6/1/2020	350,000	386,960
Series B, 5.00%, 6/1/2022	145,000	169,615
Series B, 5.00%, 6/1/2029	1,385,000	1,786,872
Series B, 5.00%, 6/1/2030	160,000	188,046
El Camino Community College District, General Obligation:
Series C, Zero Coupon, 8/1/2033	150,000	89,910
Series C, 4.00%, 8/1/2037	155,000	161,772
Series C, 5.00%, 8/1/2037	430,000	490,987
El Dorado Irrigation District/El Dorado County Water Agency Revenue Series C, 5.00%, 3/1/2032	375,000	446,025
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	200,000	245,056
5.00%, 8/1/2028	140,000	170,629
5.00%, 8/1/2035	1,005,000	1,190,865
Fremont, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	325,000	372,378
5.00%, 8/1/2022	140,000	164,304
5.00%, 8/1/2040	780,000	899,558
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	150,000	175,986
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,735,000	4,379,325
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	114,173
5.00%, 8/1/2022	100,000	116,798
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,340,000	5,021,467
Series C, 5.00%, 11/1/2030	125,000	150,380
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	5,000,000	5,991,000
Livermore Valley, CA, Joint Unified School District, General Obligation 4.00%, 8/1/2041	4,190,000	4,409,598
Long Beach, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2041	4,640,000	4,883,182
Series B, 4.00%, 8/1/2042	120,000	124,585
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	534,905
5.00%, 8/1/2036	430,000	506,467
Series A, 5.00%, 8/1/2019	1,000,000	1,075,100
Series A, 5.00%, 8/1/2023	125,000	150,098

Series A, 5.00%, 8/1/2026	150,000	182,211
Series A, 5.00%, 8/1/2029	285,000	343,137
Series A, 5.00%, 8/1/2031	2,120,000	2,537,407
Series F, 4.00%, 8/1/2032	3,405,000	3,644,031
Series F, 5.00%, 8/1/2027	475,000	563,929
Series G, 4.00%, 8/1/2039	300,000	316,113
Series I, 4.00%, 8/1/2034	170,000	184,192
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	200,000	231,920
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2026	100,000	116,762
Series A, 5.00%, 7/1/2028	240,000	298,882
Series A, 5.00%, 7/1/2030	515,000	609,168
Series A, 5.00%, 7/1/2031	355,000	431,105
Series A, 5.00%, 7/1/2032	455,000	549,604
Series A, 5.00%, 7/1/2036	3,000,000	3,561,030
Series A, 5.00%, 7/1/2039	1,410,000	1,630,327
Series A, 5.00%, 7/1/2040	1,670,000	1,940,072
Series A, 5.00%, 7/1/2046	2,950,000	3,403,592
Series B, 5.00%, 7/1/2028	280,000	341,404
Series B, 5.00%, 12/1/2018	1,720,000	1,796,781
Series B, 5.00%, 7/1/2019	320,000	342,480
Series B, 5.00%, 7/1/2030	520,000	608,863
Series B, 5.00%, 7/1/2032	970,000	1,128,007
Series B, 5.00%, 7/1/2043	2,470,000	2,771,453
Series B, 5.00%, 7/1/2045	2,340,000	2,701,647
Series C, 5.00%, 7/1/2027	140,000	167,740
Series C, 5.00%, 7/1/2042	565,000	667,169
Series D, 5.00%, 7/1/2022	195,000	228,187
Series D, 5.00%, 7/1/2032	180,000	211,300
Series D, 5.00%, 7/1/2033	1,035,000	1,210,743
Series D, 5.00%, 7/1/2039	4,155,000	4,804,260
Series E, 5.00%, 7/1/2035	145,000	168,244
Series E, 5.00%, 7/1/2039	100,000	115,626
Los Angeles, CA, Department of Water Revenue:
Series B, 5.00%, 7/1/2020	115,000	127,487
Series B, 5.00%, 7/1/2021	125,000	142,883
Series B, 5.00%, 7/1/2026	100,000	118,406
Series B, 5.00%, 7/1/2035	990,000	1,143,985
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,338,004
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 6/1/2020	175,000	193,433
Series B, 5.00%, 7/1/2019	140,000	149,759
Series B, 5.00%, 7/1/2030	130,000	152,836
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 8/1/2037	605,000	630,325
5.00%, 8/1/2042	480,000	537,950
Series D, 4.00%, 12/1/2036	595,000	621,531
Series D, 4.00%, 12/1/2040	225,000	233,080
Series D, 5.00%, 12/1/2028	545,000	667,075
Series D, 5.00%, 12/1/2030	290,000	351,555
Series D, 5.00%, 12/1/2045	1,095,000	1,261,867

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Los Angeles, CA, Redevelopment Authority, Tax Allocation:
5.00%, 12/1/2027 (c)	$225,000	$269,489
5.25%, 12/1/2025 (c)	3,505,000	4,287,596
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	150,000	153,371
Series A, 4.00%, 7/1/2040	975,000	1,025,359
Series A, 5.00%, 7/1/2021	2,500,000	2,855,675
Series A, 5.00%, 7/1/2023	4,175,000	4,994,093
Series A, 5.00%, 7/1/2028	145,000	164,600
Series A, 5.00%, 7/1/2029	215,000	243,808
Series A, 5.00%, 7/1/2030	745,000	843,951
Series A, 5.00%, 7/1/2031	935,000	1,058,083
Series A, 5.00%, 7/1/2032	460,000	520,016
Series A, 5.00%, 7/1/2040	155,000	179,874
Series B, 3.00%, 7/1/2031	405,000	409,034
Series B, 3.00%, 7/1/2032	885,000	885,655
Series B, 5.00%, 7/1/2021	2,510,000	2,867,098
Series C, 5.00%, 7/1/2021	2,530,000	2,889,943
Series C, 5.00%, 7/1/2024	2,045,000	2,492,180
Series C, 5.00%, 7/1/2025	160,000	193,166
Series D, 5.00%, 7/1/2021	2,570,000	2,935,634
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	105,000	107,858
Series A, 5.00%, 6/1/2043	380,000	436,115
Series B, 5.00%, 6/1/2034	1,110,000	1,306,581
Series B, 5.00%, 6/1/2035	340,000	396,906
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	225,000	233,105
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,564,920
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	135,000	158,408
5.00%, 9/1/2023	320,000	383,123
Montebello, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2046	375,000	389,407
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	279,849
Zero Coupon, 8/1/2030	290,000	197,490
Zero Coupon, 8/1/2031	110,000	71,655
Mount San Antonio, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2034	280,000	325,480
Newport Mesa Unified School District, General Obligation:
Zero Coupon, 8/1/2043	8,500,000	3,117,545
Zero Coupon, 8/1/2044	8,500,000	2,985,965
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (c)	350,000	410,403
5.00%, 8/1/2025	450,000	556,542
5.00%, 8/1/2027	515,000	635,690

6.63%, 8/1/2038	210,000	253,105
Series A, 5.00%, 8/1/2030	875,000	1,046,789
Series A, 5.00%, 8/1/2031	150,000	178,620
Series A, 5.00%, 8/1/2032	150,000	177,794
Series A, 5.00%, 8/1/2040	100,000	115,821
Ohlone, Community College District, General Obligation 5.00%, 8/1/2027	310,000	358,775
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2035	1,955,000	2,286,705
Series B, 2.00%, 12/15/2018	1,200,000	1,215,828
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	100,000	120,574
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	404,026
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	400,000	421,424
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (c)	1,090,000	1,267,158
5.00%, 9/1/2028 (c)	415,000	484,479
Regents of the University of California Medical Center Pooled Revenue Series J, 5.25%, 5/15/2038	100,000	116,029
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	161,432
Series A, 5.25%, 6/1/2026	220,000	264,081
Series A, 5.25%, 6/1/2031	495,000	585,050
Series A, 5.25%, 6/1/2033	500,000	587,430
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,215,000	1,460,308
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	150,000	177,110
Series A, 5.00%, 12/1/2033	800,000	939,144
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	355,000	433,895
5.00%, 7/1/2029	1,000,000	1,215,820
Series A, 5.00%, 8/15/2041	200,000	227,472
Series B, 5.00%, 8/15/2029	150,000	175,970
Series B, 5.00%, 8/15/2030	115,000	134,560
Series D, 5.00%, 8/15/2023	4,610,000	5,521,397
San Antonio, CA, Community College District, General Obligation Zero Coupon, 8/1/2043	2,260,000	1,815,187
San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	100,000	108,085
Series A, 4.00%, 8/1/2033	250,000	268,948
Series A, 5.00%, 8/1/2029	1,010,000	1,197,244

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2027	$475,000	$575,557
5.00%, 10/15/2028	255,000	306,895
5.00%, 10/15/2031	345,000	409,073
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	190,000	221,094
5.00%, 5/15/2023	130,000	155,269
Series A, 5.00%, 5/15/2027	155,000	193,302
Series A, 5.00%, 5/15/2034	4,570,000	5,427,195
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	396,294
Series A, 5.00%, 4/1/2026	145,000	174,206
Series A, 5.00%, 4/1/2027	200,000	247,716
Series A, 5.00%, 4/1/2028	125,000	148,906
Series A, 5.00%, 4/1/2029	715,000	848,383
Series A, 5.00%, 4/1/2032	810,000	973,725
Series A, 5.00%, 4/1/2034	100,000	116,596
Series A, 5.00%, 4/1/2037	225,000	260,573
Series A, 5.00%, 4/1/2039	155,000	178,698
Series A, 5.00%, 4/1/2048	2,115,000	2,457,651
San Diego County, CA, Water Authority Financing Corp., Revenue 5.00%, 5/1/2031	340,000	393,819
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	160,000	187,707
5.00%, 5/1/2028	105,000	122,454
Series A, 5.00%, 5/1/2032	1,500,000	1,811,025
Series A, 5.00%, 5/1/2033	1,000,000	1,202,180
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	114,228
Series A, 5.00%, 9/1/2025	100,000	122,669
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2032	1,500,000	1,632,525
5.00%, 8/1/2025	700,000	871,521
5.00%, 8/1/2027	100,000	124,164
5.00%, 8/1/2030	1,235,000	1,461,697
5.00%, 8/1/2031	150,000	181,919
5.00%, 8/1/2032	1,240,000	1,461,576
5.00%, 8/1/2043	1,865,000	2,149,114
San Diego, CA, Unified School District, General Obligation:
Series I, Zero Coupon, 7/1/2034	220,000	119,924
Series I, Zero Coupon, 7/1/2036	2,865,000	1,409,265
Series I, Zero Coupon, 7/1/2037	265,000	123,972
Series I-CABS, Zero Coupon, 7/1/2039 .	555,000	236,313
Series R-3, 5.00%, 7/1/2022	170,000	199,274
Series R-4, 5.00%, 7/1/2024	135,000	165,004

San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	579,095
Series A, 5.00%, 7/1/2031	270,000	312,309
Series A, 5.00%, 7/1/2032	1,035,000	1,195,653
Series A, 5.00%, 7/1/2036	575,000	660,842
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 8/1/2047	105,000	124,129
Series C, 5.00%, 8/1/2029	120,000	142,100
Series C, 5.00%, 8/1/2031	110,000	129,456
Series D, 5.00%, 8/1/2029	150,000	183,182
San Francisco, CA, City & County Series R1 COPs, 4.00%, 9/1/2039	535,000	552,917
San Francisco, CA, City & County Public Utilities Commission Revenue:
Series B, 4.00%, 10/1/2039	140,000	145,197
Series B, 5.00%, 10/1/2026	1,110,000	1,287,567
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2032	100,000	118,829
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,605,435
Series A, 4.00%, 6/15/2034	1,990,000	2,122,355
Series A, 4.00%, 6/15/2035	1,350,000	1,435,563
Series A, 5.00%, 6/15/2023	200,000	233,032
Series R1, 4.00%, 6/15/2030	100,000	107,644
Series R1, 5.00%, 6/15/2020	400,000	442,852
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2028	170,000	210,392
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	118,997
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	100,000	122,284
Series A, 5.00%, 8/1/2027	270,000	329,508
San Jose Evergreen Community College District Series A, 5.00%, 9/1/2028	130,000	155,797
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	285,436
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,664,299
Series A, 5.00%, 6/1/2039	525,000	591,502
San Marcos, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2040	150,000	171,345
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	100,000	119,558
5.00%, 9/1/2033	300,000	355,689
5.00%, 9/1/2034	100,000	117,719

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	$160,000	$194,315
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	906,564
Series A, 5.00%, 6/1/2027	145,000	176,903
Series A, 5.00%, 6/1/2029	130,000	157,262
Series A, 5.00%, 6/1/2030	160,000	192,925
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	760,000	870,078
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	135,586
Series Q, 4.00%, 5/15/2031	1,815,000	1,954,374
Series Q, 4.00%, 5/15/2033	300,000	317,976
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	751,312
Series B, 5.00%, 8/1/2022	110,000	128,927
Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	100,000	117,626
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,855,000	1,954,836
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	305,672
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	200,000	229,518
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	325,000	370,724
Series A, 5.00%, 7/1/2023	3,725,000	4,250,523
Series A, 5.00%, 7/1/2025	520,000	591,516
Series A, 5.00%, 7/1/2032	410,000	480,737
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	100,000	96,666
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	246,538
Series A, 3.13%, 11/1/2036	625,000	612,200
Series A, 4.00%, 11/1/2035	100,000	107,121
Series A, 4.00%, 11/1/2037	250,000	265,280
Series A, 4.00%, 11/1/2038	600,000	634,362
Series A, 4.00%, 11/1/2043	300,000	313,047
Series A, 4.00%, 11/1/2045	2,015,000	2,095,116
Series A, 5.00%, 11/1/2019	390,000	422,417
Series A, 5.00%, 11/1/2020	460,000	515,182
Series A, 5.00%, 11/1/2021	2,500,000	2,882,325
Series A, 5.00%, 11/1/2030	5,860,000	6,987,578
Series A, 5.00%, 11/1/2032	1,255,000	1,485,758
Series A, 5.00%, 11/1/2033	350,000	412,394
Series A, 5.00%, 11/1/2036	1,075,000	1,282,421
Series A, 5.00%, 11/1/2041	1,640,000	1,903,892

Series A, 5.00%, 11/1/2045	3,975,000	4,591,761
Series AF, 4.00%, 5/15/2019	115,000	120,670
Series AF, 5.00%, 5/15/2019	3,365,000	3,584,768
Series AF, 5.00%, 5/15/2029	290,000	341,565
Series AI, 5.00%, 5/15/2032	285,000	334,006
Series AI, 5.00%, 5/15/2033	4,395,000	5,137,887
Series AI, 5.00%, 5/15/2034	740,000	862,936
Series AI, 5.00%, 5/15/2038	1,180,000	1,367,844
Series AM, 5.00%, 5/15/2025	250,000	303,685
Series AM, 5.00%, 5/15/2026	425,000	514,484
Series AM, 5.00%, 5/15/2027	600,000	723,822
Series AM, 5.00%, 5/15/2028	645,000	775,425
Series AM, 5.00%, 5/15/2029	210,000	251,593
Series AM, 5.00%, 5/15/2049	1,000,000	1,130,720
Series AM, 5.25%, 5/15/2030	100,000	120,942
Series AM, 5.25%, 5/15/2031	150,000	180,792
Series AO, 5.00%, 5/15/2025	3,825,000	4,726,208
Series AO, 5.00%, 5/15/2028	340,000	416,568
Series AO, 5.00%, 5/15/2032	100,000	120,859
Series AR, 4.00%, 5/15/2037	755,000	808,378
Series AR, 5.00%, 5/15/2030	565,000	686,565
Series AR, 5.00%, 5/15/2032	100,000	120,127
Series AR, 5.00%, 5/15/2041	175,000	203,998
Series AR, 5.00%, 5/15/2046	620,000	717,600
Series AT, 1.40%, 5/15/2046 (a)	650,000	649,538
Series AV, 5.00%, 5/15/2026	1,000,000	1,250,720
Series AV, 5.25%, 5/15/2047	5,000,000	5,993,700
Series B-2, VRN, 4.00%, 11/1/2049 (a)	100,000	109,225
Series B-3, VRN, 4.00%, 11/1/2051 (a)	350,000	393,851
Series G, 5.00%, 5/15/2019	125,000	133,144
Series I, 4.00%, 5/15/2045	200,000	209,630
Series I, 5.00%, 5/15/2018	165,000	169,191
Series I, 5.00%, 5/15/2019	125,000	133,144
Series I, 5.00%, 5/15/2022	510,000	596,027
Series I, 5.00%, 5/15/2028	365,000	444,300
Series I, 5.00%, 5/15/2030	145,000	175,132
Series I, 5.00%, 5/15/2031	275,000	330,858
Series I, 5.00%, 5/15/2032	115,000	137,732
Series K, 4.00%, 5/15/2036	245,000	261,172
Series K, 4.00%, 5/15/2037	1,000,000	1,062,900
Series K, 4.00%, 5/15/2046	315,000	329,484
Series K, 5.00%, 5/15/2051	645,000	737,551
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	200,000	200,754
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	370,000	384,467
Series A, 5.00%, 11/1/2026	100,000	115,671
Series A, 5.00%, 11/1/2030	765,000	880,469
Series A, 5.00%, 11/1/2038	3,740,000	4,271,379
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	486,837
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	240,220

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 8/1/2031	$150,000	$178,976
Series C, 4.00%, 8/1/2054	100,000	102,772
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,605,000	1,661,143
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2037	240,000	257,741
Series A, 5.00%, 8/1/2034	215,000	249,262
Series B, 4.00%, 8/1/2034	250,000	269,673
Series C, 4.00%, 8/1/2032 (d)	5,000,000	5,494,850
Series C, 4.00%, 8/1/2034 (d)	3,065,000	3,310,874
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	185,000	222,352

		491,326,113

COLORADO — 1.6%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,387,442
Series A, 5.00%, 12/1/2031	485,000	585,036
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	250,000	294,460
Adams, CO, County School District No 1, General Obligation 5.00%, 12/1/2036	350,000	409,976
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	1,920,000	2,367,283
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	625,000	576,044
5.00%, 8/1/2046	920,000	1,066,381
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series C, 5.00%, 12/15/2028	1,800,000	2,204,208
Boulder Valley, School District No Re-2 Boulder, General Obligation:
5.00%, 12/1/2041	4,410,000	5,147,440
Series A, 5.00%, 12/1/2038	4,595,000	5,445,351
Series A, 5.00%, 12/1/2042	245,000	288,296
Series B, 4.00%, 12/1/2027	130,000	150,263
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2044	110,000	124,604
Series C-2, 5.00%, 11/15/2037	100,000	115,309
Colorado, Higher Education, Certificates of Participation Series A, 5.00%, 11/1/2025	445,000	542,259
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,512,060
Series A, 5.00%, 3/1/2033	995,000	1,261,491
Series E, 5.00%, 3/1/2038	300,000	336,279

Colorado, State Building Excellent Schools Today, Certificates of Participation Series H, 3.25%, 3/15/2035	800,000	808,600
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, 5.00%, 11/1/2024	125,000	150,455
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	104,074
Series A, 5.00%, 8/1/2022	280,000	326,180
Series A, 5.00%, 8/1/2024	325,000	393,156
Series A, 5.00%, 8/1/2042	1,000,000	1,144,880
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,503,528
5.00%, 12/1/2029	255,000	310,162
Series B, 5.00%, 12/1/2026	110,000	129,349
Series B, 5.00%, 12/1/2027	2,000,000	2,413,220
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	340,000	392,652
Regional, CO, Transportation District:
COPs, 5.00%, 6/1/2025	140,000	164,006
Series A COPs, 5.00%, 6/1/2032	205,000	235,156
Series A, COPs, 5.00%, 6/1/2025	100,000	117,147
Series A, COPs, 5.00%, 6/1/2039	185,000	206,985
Regional, CO, Transportation District, Revenue Series B, 4.00%, 11/1/2036	300,000	324,561
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	2,140,000	2,665,909
Series A, 5.00%, 11/1/2031	475,000	550,938
Series A, 5.00%, 11/1/2032	415,000	480,910
Series A, 5.00%, 11/1/2037	135,000	155,447
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	190,000	218,093
Series B, 5.00%, 6/1/2037	575,000	656,923
Series B-1, 4.00%, 6/1/2036	105,000	113,037

		38,379,550

CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue Series B, 5.00%, 6/1/2026	1,895,000	2,346,692
Connecticut, State General Obligation:
5.00%, 8/1/2028	185,000	213,003
Series A, 5.00%, 3/15/2024	260,000	301,686
Series A, 5.00%, 3/15/2025	235,000	274,358
Series A, 5.00%, 10/15/2026	100,000	110,529
Series G, 5.00%, 11/1/2021	10,000	11,227
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, VRN, 1.00%, 7/1/2042 (a)	350,000	349,157
Series A-2, 2.00%, 7/1/2042 (a)	2,285,000	2,243,413
VRN, 5.00%, 7/1/2029 (a)	300,000	330,423

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Connecticut, State Special Tax Revenue:
5.00%, 1/1/2022	$105,000	$118,623
Series A, 5.00%, 9/1/2020	200,000	219,624
Series A, 5.00%, 8/1/2023	130,000	151,039
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	900,000	945,450
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 4.00%, 4/1/2039	100,000	102,104
Series A, 5.00%, 4/1/2033	1,750,000	1,782,165
Series A, 5.00%, 4/1/2036	775,000	853,763
Series A, 5.00%, 11/1/2042	1,000,000	1,101,860
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	350,000	397,880
Series B, 4.00%, 8/1/2035	175,000	188,902
University of Connecticut, Revenue:
Series A, 5.00%, 11/15/2025	125,000	143,150
Series A, 5.00%, 11/15/2028	135,000	152,357

		12,337,405

DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,053,723
3.00%, 3/1/2032	50,000	50,286
3.13%, 3/1/2033	345,000	350,210
3.25%, 3/1/2035	385,000	389,674
3.25%, 3/1/2037	135,000	135,433
5.00%, 3/1/2020	350,000	383,002
5.00%, 3/1/2022	100,000	115,764
Series A, 3.00%, 8/1/2026	60,000	63,692
Series B, 5.00%, 2/1/2021	370,000	416,631
Series B, 5.00%, 7/1/2024	305,000	369,956
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2022	550,000	640,018
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	100,000	105,332
5.00%, 10/1/2021	1,030,000	1,182,646
5.00%, 10/1/2038	1,715,000	2,003,634

		7,260,001

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	100,000	107,416
Series A, 4.00%, 6/1/2037	705,000	754,554
Series A, 4.00%, 6/1/2041	325,000	341,507
Series A, 5.00%, 6/1/2022	225,000	260,980
Series A, 5.00%, 6/1/2023	1,325,000	1,569,449
Series A, 5.00%, 6/1/2033	300,000	360,867
Series A, 5.00%, 6/1/2035	1,250,000	1,489,487
Series A, 5.00%, 6/1/2037	145,000	168,809
Series A, 5.00%, 6/1/2038	1,400,000	1,625,652
Series A, 5.00%, 6/1/2041	640,000	744,922

Series C, 5.00%, 12/1/2032	350,000	404,208
Series C, 5.00%, 6/1/2033	640,000	747,430
Series C, 5.00%, 6/1/2038	680,000	783,693
Series D, 5.00%, 6/1/2023	100,000	118,449
Series D, 5.00%, 6/1/2036	785,000	929,942
Series E, 5.00%, 6/1/2021	190,000	215,270
District of Columbia, Income Tax Secured Revenue:
Series C, 4.00%, 12/1/2035	1,505,000	1,596,384
Series C, 4.00%, 12/1/2037	1,110,000	1,172,471
Series C, 5.00%, 12/1/2023	155,000	181,339
Series C, 5.00%, 12/1/2026	1,060,000	1,233,257
Series C, 5.00%, 12/1/2031	1,680,000	1,941,996
Series C, 5.00%, 12/1/2035	1,050,000	1,209,275
Series C, 5.00%, 12/1/2037	500,000	573,195
District of Columbia, Water & Sewer Authority Revenue:
Series A, 5.00%, 10/1/2032	2,050,000	2,436,589
Series A, 5.00%, 10/1/2034	105,000	123,659
Series A, 5.00%, 10/1/2039	205,000	238,044
Series A, 5.00%, 10/1/2045	520,000	596,622
Series B, 5.00%, 10/1/2034	290,000	339,947
Series C, 5.00%, 10/1/2022	125,000	146,371
Series C, 5.00%, 10/1/2031	300,000	355,248
Series C, 5.00%, 10/1/2039	425,000	493,680
Washington Metropolitan Area Transit Authority, Revenue:
Series A-2, 5.00%, 7/1/2033	1,100,000	1,321,716
Series B, 5.00%, 7/1/2033	2,000,000	2,403,120
Series B, 5.00%, 7/1/2035	2,130,000	2,537,128

		29,522,676

FLORIDA — 3.1%
Brevard County, FL, School District Series A COPs, 5.00%, 7/1/2023	200,000	235,252
Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	225,000	261,153
Series A, 5.00%, 7/1/2023	220,000	255,130
Series A, 5.00%, 7/1/2024	210,000	249,033
Series C, 5.00%, 7/1/2024	205,000	243,103
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	160,000	193,789
Series B, 5.00%, 6/1/2025	2,050,000	2,365,802
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	365,000	386,526
Series A, 5.00%, 6/1/2020	150,000	165,632
Series B, 3.00%, 6/1/2034	100,000	98,192
Series B, 5.00%, 6/1/2018	110,000	112,928
Series B, 5.00%, 6/1/2024	390,000	472,360
Series C, 2.63%, 6/1/2037	155,000	138,365
Series C, 4.00%, 6/1/2031	210,000	228,919
Series E, 5.00%, 6/1/2019	3,900,000	4,153,617
Series E, 5.00%, 6/1/2021	230,000	262,186
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2021	115,000	130,274

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2026	$155,000	$187,091
Florida, State Department of Management Services:
Series A COPs, 5.00%, 8/1/2021	270,000	305,991
Series A COPs, 5.00%, 8/1/2023	195,000	229,371
Series A COPs, 5.00%, 8/1/2025	170,000	204,593
Florida, State General Obligation:
3.50%, 7/1/2043	160,000	159,454
3.50%, 7/1/2044	700,000	695,156
5.00%, 7/1/2019	2,300,000	2,459,091
5.00%, 7/1/2020	200,000	221,428
5.00%, 7/1/2023	310,000	369,873
5.00%, 7/1/2025	265,000	307,185
Series A, 5.00%, 6/1/2023	120,000	142,927
Series C, 4.00%, 6/1/2025	10,000	11,097
Series E, 2.38%, 6/1/2031	295,000	273,669
Florida, State Lottery Revenue: Series A, 5.00%, 7/1/2023	180,000	212,265
Series A, 5.00%, 7/1/2026	585,000	714,636
Series B, 5.00%, 7/1/2023	460,000	542,455
Series B, 5.00%, 7/1/2025	110,000	133,476
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	4,735,000	5,480,715
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	149,718
Jacksonville, FL, Special Revenue:
3.00%, 10/1/2031	175,000	173,614
3.25%, 10/1/2032	315,000	316,988
5.00%, 10/1/2029	270,000	317,782
5.00%, 10/1/2030	100,000	113,682
Series B, 5.00%, 10/1/2024	140,000	168,707
Series C, 5.00%, 10/1/2021	235,000	268,443
Series C, 5.00%, 10/1/2024	1,245,000	1,438,996
Series C, 5.00%, 10/1/2025	1,080,000	1,244,927
Series C, 5.00%, 10/1/2026	100,000	115,478
Series C, 5.00%, 10/1/2031	660,000	755,357
Series C, 5.25%, 10/1/2030	200,000	235,064
Jacksonville, FL, Transit Revenue 5.00%, 10/1/2027	395,000	472,155
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	225,000	260,597
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	250,000	251,420
Series A, 5.00%, 10/1/2018	125,000	129,986
Series A, 5.00%, 10/1/2019	310,000	334,041
Series A, 5.00%, 10/1/2023	315,000	366,049
Series A, 5.00%, 10/1/2033	100,000	114,376
Series B, 5.00%, 10/1/2039	395,000	440,757
Series D, 5.00%, 10/1/2018	110,000	114,332
JEA, FL, State Johns River Power Park Revenue:
5.00%, 10/1/2020	135,000	145,442
Series 7, 3.25%, 10/1/2027	125,000	127,670

JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2023	115,000	133,997
Series B, 5.00%, 10/1/2034	170,000	193,149
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	295,000	298,387
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,315,000	1,447,986
5.00%, 7/1/2034	800,000	929,576
Series A, 5.00%, 7/1/2019	505,000	539,567
Series A, 5.00%, 7/1/2024	510,000	615,356
Series A, 5.00%, 7/1/2025	520,000	635,149
Series B, 4.00%, 7/1/2035	100,000	106,061
Series B, 5.00%, 7/1/2025	550,000	659,747
Series B, 5.00%, 7/1/2026	710,000	847,200
Series B, 5.00%, 7/1/2027	1,040,000	1,237,350
Series B, 5.00%, 7/1/2028	440,000	522,579
Miami-Dade County, FL, Revenue:
Series B, 5.00%, 4/1/2022	135,000	155,844
Series B, 5.00%, 4/1/2024	895,000	1,069,194
Series B, 5.00%, 4/1/2028	355,000	424,946
Series B, 5.00%, 4/1/2029	210,000	249,602
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	100,000	101,548
5.00%, 3/15/2036	180,000	208,438
5.00%, 3/15/2046	8,800,000	10,020,384
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	154,781
4.00%, 7/1/2036	100,000	105,586
4.00%, 7/1/2038	1,255,000	1,318,290
5.00%, 7/1/2024	290,000	347,867
5.00%, 7/1/2031	265,000	300,677
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2020	735,000	798,879
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	150,000	171,158
5.00%, 10/1/2022	2,010,000	2,342,032
5.00%, 10/1/2029	250,000	316,800
Series A, 4.00%, 10/1/2033	5,250,000	5,592,930
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,355,000	1,640,593
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	380,156
Series A, 5.25%, 11/1/2030	250,000	306,578
Series A, 5.25%, 11/1/2031	660,000	809,365
Series A, 5.25%, 11/1/2034	285,000	349,498
Series B, 5.00%, 10/1/2041	115,000	131,440
Series B, 5.00%, 10/1/2046	215,000	244,126
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2022	415,000	485,077

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Palm Beach County, FL, School Board:
Series B COPs, 5.00%, 8/1/2021	$135,000	$153,591
Series B COPs, 5.00%, 8/1/2022	170,000	197,693
Series B COPs, 5.00%, 8/1/2023	115,000	136,180
Palm Beach, FL, Revenue 5.00%, 5/1/2038	450,000	521,671
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 5.00%, 6/1/2038	525,000	596,536
Series A, 5.25%, 6/1/2031	135,000	157,426
South Florida Water Management District:
COPs, 5.00%, 10/1/2020	250,000	277,235
COPs, 5.00%, 10/1/2022	2,135,000	2,478,756
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,120,000	2,463,292
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	534,680
5.00%, 10/1/2023	115,000	136,326
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,577,010

		77,080,604

GEORGIA — 2.2%
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	139,854
5.00%, 12/1/2022	1,515,000	1,779,019
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	258,069
Series A, 5.00%, 11/1/2034	820,000	983,811
Series B, 5.00%, 11/1/2023	115,000	137,411
Series B, 5.25%, 11/1/2029	405,000	480,990
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	110,656
Series A, 5.00%, 1/1/2023	100,000	117,974
Series A, 5.00%, 1/1/2024	125,000	147,398
Series A, 5.00%, 1/1/2025	595,000	700,297
Series A, 5.00%, 2/1/2025	125,000	153,208
Series A, 5.00%, 2/1/2027	3,150,000	3,840,921
Series A-1, 5.00%, 2/1/2022	1,000,000	1,155,200
Series A-1, 5.00%, 2/1/2026	215,000	266,854
Series C, 4.00%, 10/1/2024	175,000	195,797
Series C, 5.00%, 7/1/2019	3,850,000	4,116,305
Series C, 5.00%, 7/1/2021	300,000	341,733
Series C, 5.00%, 10/1/2021	170,000	194,978
Series C, 5.00%, 7/1/2025	3,800,000	4,681,448
Series C-1, 4.00%, 7/1/2025	1,040,000	1,204,684
Series C-1, 5.00%, 1/1/2024	725,000	873,306
Series D, 5.00%, 2/1/2026	165,000	194,091
Series E, 5.00%, 12/1/2024	700,000	855,645
Series F, 5.00%, 1/1/2027	1,005,000	1,263,114
Series F, 5.00%, 7/1/2027	430,000	537,960
Series F, 5.00%, 1/1/2028	6,000,000	7,477,740
Series H, 5.00%, 12/1/2018	405,000	423,986
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	3,750,000	4,353,450

Series B, 4.00%, 10/1/2038	305,000	325,414
Series B, 5.00%, 10/1/2038	4,850,000	5,693,221
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	517,970
4.00%, 2/1/2020	825,000	881,207
5.00%, 8/1/2021	350,000	399,749
5.00%, 8/1/2022	2,100,000	2,454,900
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	223,964
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	117,865
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	775,000	812,270
5.00%, 5/1/2041	4,400,000	5,166,480

		53,578,939

HAWAII — 1.4%
Hawaii, State General Obligation: Series DZ, 5.00%, 12/1/2024	100,000	114,983
Series DZ, 5.00%, 12/1/2026	200,000	229,965
Series EE, 4.00%, 11/1/2031	200,000	213,628
Series EE, 5.00%, 11/1/2029	395,000	457,502
Series EF, 5.00%, 11/1/2024	155,000	181,427
Series EH, 5.00%, 8/1/2020	105,000	116,122
Series EH, 5.00%, 8/1/2030	265,000	309,472
Series EO, 5.00%, 8/1/2030	100,000	117,866
Series EO, 5.00%, 8/1/2032	100,000	116,967
Series EP, 5.00%, 8/1/2021	110,000	125,192
Series EP, 5.00%, 8/1/2025	315,000	379,707
Series EY, 5.00%, 10/1/2022	175,000	204,734
Series EY, 5.00%, 10/1/2026	150,000	183,094
Series EY, 5.00%, 10/1/2027	250,000	303,510
Series EZ, 5.00%, 10/1/2024	975,000	1,182,753
Series FB, 3.00%, 4/1/2036	250,000	239,010
Series FE, 5.00%, 10/1/2019	165,000	177,693
Series FE, 5.00%, 10/1/2026	375,000	465,791
Series FG, 4.00%, 10/1/2032	300,000	330,456
Series FG, 4.00%, 10/1/2036	890,000	958,975
Series FG, 5.00%, 10/1/2022	100,000	116,991
Series FH, 5.00%, 10/1/2023	4,250,000	5,072,800
Series FH, 5.00%, 10/1/2029	790,000	963,136
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	146,139
Series A, 5.00%, 1/1/2034	515,000	597,204
Series B, 5.00%, 1/1/2025	200,000	242,676
Series B, 5.00%, 1/1/2027	100,000	123,143
Series B, 5.00%, 1/1/2029	250,000	303,405
Honolulu, HI, City & County Wastewater System Revenue:
5.00%, 7/1/2022	100,000	116,267
Series A, 5.00%, 7/1/2042	120,000	135,575
Series B, 4.00%, 7/1/2032	285,000	311,816
Series B, 4.00%, 7/1/2033	1,810,000	1,967,126
Series S, 5.00%, 7/1/2040	3,125,000	3,626,500

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 11/1/2035	$225,000	$236,929
Series A, 5.00%, 10/1/2021	135,000	154,439
Series A, 5.00%, 10/1/2025	175,000	213,899
Series A, 5.00%, 11/1/2027	300,000	352,110
Series A, 5.00%, 10/1/2029	505,000	602,425
Series A, 5.00%, 10/1/2032	185,000	217,886
Series A, 5.00%, 11/1/2032	190,000	223,003
Series A, 5.00%, 11/1/2033	785,000	921,354
Series A, 5.00%, 10/1/2036	590,000	683,769
Series A, 5.00%, 10/1/2037	700,000	809,081
Series A, 5.00%, 10/1/2038	2,260,000	2,606,933
Series A ETM, 5.00%, 11/1/2022 (b)	100,000	117,370
Series B, 5.00%, 11/1/2025	120,000	140,587
Series B, 5.00%, 10/1/2029	520,000	620,318
Series B, 5.00%, 10/1/2030	210,000	249,671
Series C, 5.00%, 10/1/2021	165,000	188,758
Series C, 5.00%, 10/1/2029	2,605,000	3,294,856
Series D, 5.00%, 9/1/2026	1,500,000	1,851,825
University of Hawaii, Revenue 5.00%, 10/1/2030	335,000	405,688

		34,022,526

ILLINOIS — 1.7%
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	398,018
Series B, 5.00%, 1/1/2024	1,130,000	1,316,495
Chicago, IL, Wastewater Transmission Revenue 4.00%, 1/1/2052 (c)	500,000	506,150
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	775,000	881,276
4.00%, 7/1/2026	620,000	702,708
5.00%, 7/1/2020	215,000	237,173
5.00%, 1/1/2021	235,000	262,770
5.00%, 1/1/2022	1,380,000	1,580,928
5.00%, 7/1/2022	205,000	237,429
5.00%, 7/1/2024	305,000	365,646
5.00%, 1/1/2027	120,000	144,902
5.00%, 1/1/2028	125,000	152,609
5.00%, 7/1/2029	850,000	1,010,191
Series A, 5.00%, 10/1/2022	150,000	175,014
Series A, 5.00%, 10/1/2026	115,000	135,036
Series A, 5.00%, 10/1/2029	125,000	144,073
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	255,000	269,566
5.00%, 6/15/2020	1,035,000	1,122,737
5.00%, 6/15/2024	545,000	622,859
5.00%, 6/15/2025	1,045,000	1,187,705
Series A, 3.00%, 6/15/2033	500,000	454,065
Series A, 3.00%, 6/15/2034	575,000	518,541
Series C, 4.00%, 6/15/2025	1,000,000	1,097,090
Series C, 4.00%, 6/15/2027	1,100,000	1,199,484
Series C, 5.00%, 6/15/2022	1,020,000	1,151,692
Series D, 5.00%, 6/15/2023	760,000	871,636
Series D, 5.00%, 6/15/2024	345,000	399,969
Series D, 5.00%, 6/15/2027	1,225,000	1,428,681

Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	145,000	156,783
Series A, 5.00%, 12/1/2020	295,000	328,789
Series A, 5.00%, 12/1/2021	135,000	154,341
Series A, 5.00%, 12/1/2031	105,000	122,149
Series A, 5.00%, 12/1/2032	465,000	538,716
Series A, 5.00%, 1/1/2033	845,000	943,350
Series A, 5.00%, 1/1/2035	1,355,000	1,504,998
Series A, 5.00%, 1/1/2038	1,690,000	1,870,982
Series B, 5.00%, 1/1/2037	775,000	873,627
Series B, 5.00%, 1/1/2038	1,475,000	1,666,449
Series B, 5.00%, 1/1/2039	620,000	694,977
Series B, 5.00%, 1/1/2040	8,345,000	9,444,954
Series C, 5.00%, 1/1/2028	275,000	321,280
Series C, 5.00%, 1/1/2036	135,000	152,457
Series D, 5.00%, 1/1/2021	100,000	111,648
Series D, 5.00%, 1/1/2024	260,000	307,577
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	310,000	358,825
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	129,111
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	250,000	297,048
Series A, 5.00%, 12/1/2027	600,000	721,572
Series A, 5.00%, 12/1/2028	445,000	530,747
Series A, 5.00%, 12/1/2029	705,000	834,544
Series B, 5.00%, 12/1/2039	50,000	55,582
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	894,378
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	256,893

		41,846,220

INDIANA — 0.5%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,490,284
Series A, 4.00%, 8/1/2033	135,000	142,827
Series A, 4.00%, 2/1/2038	1,350,000	1,413,301
Franklin Township-Marion County, IN, Multiple School Building Corp., Revenue Series B, 5.00%, 7/15/2031	460,000	526,613
Indiana, Finance Authority Revenue:
Series C, 5.00%, 6/1/2028	100,000	122,463
Series C, 5.00%, 6/1/2029	1,600,000	2,026,496
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	104,946
Series A, 4.00%, 6/1/2042	1,525,000	1,595,638
Series A, 5.00%, 6/1/2041	2,360,000	2,739,040
Series W-2, 5.00%, 8/1/2026	110,000	132,754

		11,294,362

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

IOWA — 0.1%
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	$400,000	$469,952
5.00%, 12/1/2046	1,400,000	1,636,222
Iowa, State Revenue Series A, 5.00%, 6/1/2021	1,015,000	1,149,609

		3,255,783

KANSAS — 0.5%
Butler County Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	418,911
Johnson County, Unified School District No. 233 Olathe, General Obligation Series B, 5.00%, 9/1/2023	190,000	226,176
Johnson County, Unified School District No. 512 Shawnee Mission, General Obligation:
Series A, 2.00%, 10/1/2020	275,000	283,176
Series A, 4.00%, 10/1/2035	200,000	216,042
Kansas, Development Finance Authority Revenue:
4.00%, 4/1/2038	275,000	285,543
Series G, 5.00%, 4/1/2025	380,000	437,969
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2030	325,000	390,478
5.00%, 9/1/2034	1,400,000	1,649,788
5.00%, 9/1/2035	480,000	563,760
Series A, 5.00%, 9/1/2021	255,000	291,281
Series A, 5.00%, 9/1/2027 (d)	2,000,000	2,509,480
Series B, 5.00%, 9/1/2019	330,000	354,856
Kansas, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 9/1/2025	420,000	508,788
Series B, 5.00%, 9/1/2022	300,000	350,460
Series C, 5.00%, 9/1/2023	1,190,000	1,393,240
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	157,010
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	600,000	622,380
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	500,000	538,425
Series A, 4.13%, 9/1/2037	1,160,000	1,236,108

		12,433,871

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	175,000	192,448
Series A, 5.00%, 7/1/2023	325,000	380,153

Series A, 5.00%, 7/1/2024	100,000	118,837
Series A, 5.00%, 7/1/2025	125,000	150,286
Series A, 5.00%, 7/1/2026	245,000	296,903
Series A, 5.00%, 7/1/2029	145,000	170,816
Series B, 5.00%, 7/1/2022	1,355,000	1,559,293
Series B, 5.00%, 7/1/2026	2,000,000	2,423,700
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	650,000	676,182
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	800,000	833,448
Series B, 5.00%, 10/1/2021	1,000,000	1,141,470

		7,943,536

LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	2,410,000	2,721,492
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	141,256
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	201,195
Series B, 5.00%, 5/1/2027	140,000	165,291
Series B, 5.00%, 5/1/2033	115,000	131,138
Series C, 5.00%, 5/1/2034	1,595,000	1,884,317
Series C, 5.00%, 5/1/2037	725,000	846,851
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	808,155
Series A, 5.00%, 2/1/2027	250,000	292,743
Series B, 5.00%, 8/1/2027	110,000	133,016
Series B, 5.00%, 8/1/2029	1,380,000	1,636,114
Series C, 5.00%, 7/15/2023	185,000	218,487
Series C, 5.00%, 8/1/2024	1,000,000	1,199,020
Series C, 5.00%, 8/1/2025	850,000	1,010,174
Series C, 5.00%, 7/15/2026	140,000	162,660
Series D-1, 5.00%, 12/1/2024	2,000,000	2,407,280
Series D-1, 5.00%, 12/1/2028	850,000	1,005,015
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	956,889
Series A, 5.00%, 6/15/2022	150,000	173,073
Series A, 5.00%, 6/15/2025	480,000	573,182
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	550,000	603,796

		17,271,144

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,433,545
Series C, 5.00%, 11/1/2020	130,000	144,798

		1,578,343

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MARYLAND — 3.2%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	$90,000	$91,812
Baltimore County, MD, General Obligation 5.00%, 8/1/2023	260,000	303,807
Baltimore, MD, General Obligation Series B, 5.00%, 10/15/2019	280,000	302,131
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2046	230,000	263,092
Series D, 5.00%, 7/1/2042	355,000	399,879
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2020	1,000,000	1,114,440
Howard County, MD, General Obligation 5.00%, 2/15/2021	105,000	118,311
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	170,000	205,693
5.00%, 5/1/2041	910,000	1,044,498
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	3,140,000	3,253,417
3.13%, 5/1/2031	500,000	503,860
4.00%, 9/1/2025	425,000	492,630
4.00%, 12/15/2025	270,000	305,540
4.00%, 5/1/2028	7,250,000	8,145,447
4.00%, 11/1/2029	980,000	1,097,061
5.00%, 6/1/2018	120,000	123,234
5.00%, 2/15/2023	3,190,000	3,769,017
5.00%, 12/15/2023	100,000	120,121
5.00%, 6/1/2024	150,000	173,840
5.00%, 2/15/2027	820,000	923,082
5.00%, 2/15/2028	805,000	906,197
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,365,000	2,383,636
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	114,222
4.00%, 6/1/2027	2,185,000	2,475,168
4.00%, 6/1/2028	1,195,000	1,345,713
4.00%, 6/1/2030	100,000	111,553
5.00%, 6/1/2019	250,000	266,515
5.00%, 8/1/2020	320,000	354,554
5.00%, 6/1/2026	1,815,000	2,180,523
Series A, 3.00%, 3/1/2026	510,000	531,864
Series A, 4.00%, 3/1/2027	2,900,000	3,267,372
Series A, 5.00%, 8/1/2023	1,210,000	1,437,316
Series A, 5.00%, 3/1/2024	1,685,000	1,924,408
Series A, 5.00%, 8/1/2024	495,000	589,797
Series A, 5.00%, 3/1/2025	200,000	235,678
Series A, 5.00%, 8/1/2025	810,000	997,110
Series A, 5.00%, 3/1/2026	205,000	241,570
Series A, 5.00%, 8/1/2027	5,175,000	6,495,496
Series B, 5.00%, 8/1/2020	100,000	110,798
Series B, 3.00%, 8/1/2028	1,410,000	1,439,906
Series B, 4.00%, 8/1/2025	130,000	150,587
Series B, 4.50%, 8/1/2019	1,180,000	1,254,824
Series B, 4.50%, 8/1/2021	2,035,000	2,283,860
Series B, 5.00%, 8/1/2021	305,000	344,660

Series B, 5.00%, 8/1/2026	2,010,000	2,346,615
Series C, 5.00%, 8/1/2021	2,205,000	2,515,751
Series C, 5.00%, 8/1/2023	155,000	184,780
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series B, 4.25%, 7/1/2041	3,200,000	3,392,160
Series B, 5.00%, 7/1/2022	100,000	115,968
Maryland, State Transportation Authority 3.25%, 7/1/2036	150,000	149,577
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,646,809
Series A, 5.00%, 11/1/2028	125,000	150,639
Series A, 5.00%, 11/1/2029	175,000	209,613
Series B, 4.00%, 12/1/2025	855,000	965,278
Series B, 5.00%, 12/1/2024	105,000	125,796
Series B, 5.00%, 11/1/2025	390,000	474,318
Series B, 5.00%, 11/1/2027	305,000	369,809
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,686,540
Series A, 5.00%, 3/1/2019	2,060,000	2,176,060
Series A, 5.00%, 7/1/2023	500,000	594,750
Series A, 5.00%, 7/1/2024	1,005,000	1,215,467
University System of Maryland Revenue Series A, 3.00%, 4/1/2035	500,000	482,120
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2022	215,000	230,568
3.00%, 6/1/2029	1,310,000	1,352,378
4.00%, 6/1/2020	1,900,000	2,045,654
5.00%, 6/1/2020	175,000	192,994

		78,817,883

MASSACHUSETTS — 4.9%
Boston, MA, General Obligation Series B, 5.00%, 4/1/2019	3,170,000	3,358,583
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	525,000	532,696
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series B, 5.00%, 6/15/2019	100,000	106,654
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,610,000	1,874,571
Series A, 5.00%, 6/1/2023	335,000	398,603
Series A, 5.00%, 6/1/2024	100,000	121,259
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 2.00%, 7/1/2028	140,000	131,771
Series A, 4.00%, 7/1/2035	380,000	402,564
Series A, 5.00%, 7/1/2045	275,000	313,764
Series B, 5.00%, 7/1/2025	3,500,000	4,280,675
Series B, 5.00%, 7/1/2030	145,000	172,623

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	$175,000	$211,019
5.00%, 8/1/2024	20,000	22,124
5.00%, 8/1/2025	1,030,000	1,271,319
5.00%, 2/1/2031	250,000	301,305
SubSeries 17A, 5.00%, 2/1/2026	150,000	175,025
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,122,760
Series A, 4.00%, 5/1/2028	1,500,000	1,667,565
Series A, 4.00%, 5/1/2029	1,975,000	2,179,768
Series A, 5.00%, 5/1/2033	3,155,000	3,625,190
Series B, 5.00%, 5/1/2039	135,000	154,734
Series C, 3.00%, 5/1/2032	710,000	705,839
Massachusetts, State Development Finance Agency Revenue:
Series A, 5.00%, 7/15/2030	140,000	171,273
Series A, 5.00%, 7/15/2033	210,000	253,000
Series P, 5.00%, 7/1/2043	3,500,000	3,989,510
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2024	120,000	145,312
Series B, 5.00%, 6/15/2023	425,000	493,931
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,466,849
4.00%, 5/1/2045	100,000	103,434
Series A, 4.00%, 12/1/2032	2,465,000	2,633,359
Series A, 4.00%, 3/1/2041	750,000	782,745
Series A, 4.00%, 4/1/2042	340,000	350,628
Series A, 4.25%, 12/1/2039	3,025,000	3,257,713
Series A, 4.50%, 12/1/2043	5,375,000	5,810,429
Series A, 5.00%, 7/1/2026	600,000	742,104
Series A, 5.00%, 7/1/2029	4,250,000	5,150,362
Series A, 5.00%, 12/1/2031	415,000	477,175
Series A, 5.00%, 3/1/2032	1,215,000	1,422,121
Series A, 5.00%, 4/1/2034	100,000	119,242
Series A, 5.00%, 7/1/2035	2,000,000	2,340,780
Series A, 5.00%, 3/1/2036	1,130,000	1,305,771
Series A, 5.00%, 4/1/2036	190,000	224,987
Series A, 5.00%, 4/1/2037	150,000	177,209
Series A, 5.00%, 3/1/2041	1,000,000	1,143,400
Series A, 5.00%, 4/1/2042	250,000	293,072
Series A, 5.00%, 3/1/2046	250,000	284,582
Series B, 4.00%, 7/1/2026	100,000	115,709
Series B, 5.00%, 7/1/2025	1,055,000	1,289,463
Series B, 5.00%, 7/1/2029	300,000	363,555
Series B, 5.00%, 4/1/2037	110,000	129,953
Series C, 3.50%, 10/1/2036	100,000	100,651
Series C, 3.63%, 10/1/2041	1,410,000	1,416,556
Series C, 4.00%, 7/1/2031	525,000	568,570
Series C, 4.00%, 6/1/2043	555,000	572,677
Series C, 5.00%, 8/1/2020	400,000	443,076
Series C, 5.00%, 10/1/2021	2,500,000	2,862,075
Series C, 5.00%, 8/1/2022	665,000	775,350
Series C, 5.00%, 7/1/2024	215,000	250,404
Series C, 5.00%, 10/1/2027	315,000	395,032
Series D, 3.13%, 9/1/2034	180,000	180,310

Series D, 4.00%, 8/1/2033	230,000	243,722
Series D, 5.00%, 8/1/2033	390,000	444,803
Series E, 3.00%, 4/1/2044	180,000	161,278
Series E, 3.25%, 9/1/2040	1,315,000	1,285,807
Series E, 4.00%, 8/1/2032	200,000	212,688
Series E, 4.00%, 9/1/2037	175,000	186,225
Series E, 4.00%, 9/1/2039	4,300,000	4,538,650
Series E, 4.00%, 9/1/2041	4,000,000	4,210,560
Series E, 4.00%, 4/1/2042	1,960,000	2,055,746
Series E, 4.00%, 4/1/2046	3,525,000	3,682,885
Series E, 4.50%, 8/1/2043	275,000	295,575
Series E, 5.00%, 9/1/2023	170,000	197,980
Series E, 5.00%, 9/1/2027	265,000	309,984
Series E, 5.00%, 9/1/2029	310,000	359,746
Series E, 5.00%, 9/1/2030	365,000	422,637
Series E, 5.00%, 8/1/2036	1,100,000	1,236,994
Series F, 3.00%, 11/1/2028	100,000	101,508
Series F, 5.00%, 11/1/2026	520,000	606,440
Series I, 5.00%, 12/1/2034	395,000	471,468
Series J, 4.00%, 12/1/2045	100,000	104,685
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2030	250,000	289,385
Series B, 5.00%, 8/15/2019	100,000	107,397
Series B, 5.00%, 8/15/2028	235,000	272,741
Series B, 5.00%, 8/15/2029	610,000	707,033
Series B, 5.00%, 8/15/2030	2,445,000	2,830,185
Series C, 5.00%, 8/15/2025	100,000	122,960
Series C, 5.00%, 8/15/2037	855,000	1,000,111
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	3,120,000	3,346,013
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2033	6,030,000	7,206,815
Series C, 5.00%, 8/1/2031	8,050,000	9,896,187
Series C-GREEN BOND, 4.00%, 8/1/2040	425,000	451,290
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,916,785
University of Massachusetts Building Authority Revenue Series 1, 5.00%, 11/1/2032	150,000	177,032
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,430,000	1,619,146

		118,805,241

MICHIGAN — 0.8%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	773,405
Series A, 5.00%, 8/15/2040	2,000,000	2,296,500
Series I, 5.00%, 4/15/2019	1,250,000	1,324,900
Series I, 5.00%, 4/15/2022	170,000	195,901
Series I, 5.00%, 4/15/2041	1,715,000	1,974,377
Series I, 5.00%, 10/15/2046	1,710,000	1,957,009
Series I, 5.00%, 10/15/2051	2,475,000	2,822,069

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	$110,000	$114,399
5.00%, 10/1/2023	55,000	64,287
5.00%, 10/1/2024	135,000	157,726
5.00%, 10/1/2028	185,000	227,232
Series A, 5.00%, 5/1/2019	250,000	265,207
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	104,581
Series A, 5.00%, 12/1/2020	100,000	111,983
Series A, 5.00%, 12/1/2021	110,000	126,577
Series B, 5.00%, 11/1/2022	150,000	176,055
Michigan, State Trunk Line Revenue 5.00%, 11/15/2018	1,600,000	1,670,688
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	323,283
5.00%, 4/1/2040	2,425,000	2,837,832
Series A, 5.00%, 4/1/2023	1,510,000	1,794,756
Series A, 5.00%, 4/1/2025	150,000	183,747
Series A, 5.00%, 4/1/2034	440,000	530,394
Series A, 5.00%, 4/1/2042	500,000	590,240

		20,623,148

MINNESOTA — 1.4%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	791,603
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2028	300,000	356,265
Series A, 5.00%, 12/15/2027	3,315,000	3,947,469
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2029	1,000,000	1,169,710
Series B, 5.00%, 3/1/2019	260,000	274,534
Series B, 5.00%, 3/1/2020	205,000	223,764
Series B, 5.00%, 3/1/2021	495,000	556,088
Series B, 5.00%, 3/1/2028	4,250,000	4,859,110
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2020	610,000	674,788
Series B, 4.00%, 8/1/2025	500,000	567,270
Series B, 5.00%, 8/1/2022	1,145,000	1,334,429
Series B, 5.00%, 8/1/2023	185,000	220,089
Series B, 5.00%, 8/1/2025	100,000	122,773
Series D, 5.00%, 8/1/2023	3,300,000	3,925,911
Series E, 3.00%, 8/1/2023	435,000	469,256
Series F, 5.00%, 10/1/2021	1,000,000	1,143,570
Series F, 5.00%, 10/1/2022	125,000	146,174
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,125,000	1,198,552
Minnesota, State Revenue Series A, 5.00%, 6/1/2020	550,000	605,028
Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	785,000	911,275
University of Minnesota, Revenue:
Series B, 4.00%, 1/1/2044	2,580,000	2,730,362
Series B, 5.00%, 12/1/2027	3,955,000	4,987,057

Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,251,600

		33,466,677

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2021	390,000	435,295
5.00%, 1/1/2023	100,000	116,324
5.00%, 1/1/2024	390,000	449,042
5.00%, 1/1/2025	100,000	115,139
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	225,000	272,236
Series A, 5.00%, 10/1/2034	135,000	161,125
Series B, 5.00%, 12/1/2026	110,000	135,528
Series B, 5.00%, 12/1/2033	100,000	117,560
Series C, 5.00%, 10/1/2019	3,435,000	3,700,697
Series C, 5.00%, 10/1/2026	1,500,000	1,827,225
Series F, 5.00%, 11/1/2029	150,000	179,699
Series H, 4.00%, 12/1/2023	110,000	122,680
Series H, 4.00%, 12/1/2029	100,000	108,582
Mississippi, State, University Educational Building Corp. Revenue Series A, 4.00%, 8/1/2041	100,000	104,806

		7,845,938

MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	279,789
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	945,000	982,308
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	115,000	132,194
Series A, 4.00%, 1/1/2040	320,000	341,114
Series A, 5.00%, 1/1/2029	100,000	119,169
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B, 5.00%, 5/1/2031	500,000	575,700
Series B, 5.00%, 5/1/2032	100,000	114,997
Series B, 5.00%, 5/1/2033	350,000	405,474
Series B, 5.00%, 5/1/2034	220,000	259,079
Series B, 5.00%, 5/1/2036	125,000	146,260
Series B, 5.00%, 5/1/2038	710,000	815,009
Series B, 5.00%, 5/1/2043	450,000	511,992
Series B, 5.00%, 5/1/2045	270,000	311,693
Series C, 4.00%, 5/1/2041	1,735,000	1,855,843
Series C, 5.00%, 5/1/2046	1,050,000	1,216,362
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2024	1,075,000	1,298,589

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

North Kansas City School District No. 74, General Obligation 4.00%, 3/1/2029	$525,000	$592,037
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	110,000	130,729

		10,088,338

NEBRASKA — 0.3%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	145,969
Lincoln City, NE, Electric System Revenue Series A, 5.00%, 9/1/2033	100,000	118,157
Omaha, NE, Sanitation Sewer Revenue:
3.25%, 11/15/2037	115,000	114,492
4.00%, 11/15/2042	455,000	471,171
5.00%, 11/15/2034	3,800,000	4,410,356
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2028	220,000	267,755
Series AA, 4.00%, 2/1/2034	110,000	117,273
Series B, 5.00%, 2/1/2021	1,025,000	1,152,028
Series BB, 4.00%, 2/1/2042	160,000	162,877
Series CC, 4.00%, 2/1/2038	205,000	216,486
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	100,000	101,385
3.25%, 12/15/2034	305,000	310,093

		7,588,042

NEVADA — 0.8%
Clark County, NV, General Obligation:
5.00%, 6/1/2030	5,000,000	6,090,800
5.00%, 11/1/2032	1,000,000	1,174,610
Series A, 5.00%, 11/1/2018	1,565,000	1,631,935
Series A, 5.00%, 11/1/2022	290,000	339,599
Series A, 5.00%, 11/1/2023	150,000	178,944
Series B, 4.00%, 11/1/2031	500,000	544,860
Series B, 4.00%, 11/1/2032	250,000	270,975
Series B, 5.00%, 11/1/2023	100,000	119,296
Series B, 5.00%, 11/1/2026	125,000	155,166
Clark County, NV, Revenue 5.00%, 7/1/2021	190,000	215,458
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	119,205
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	110,000	130,380
5.00%, 7/1/2025	250,000	305,762
5.00%, 7/1/2027	100,000	122,606
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,720,000	4,326,211
Series A, 5.00%, 6/1/2041	2,515,000	2,914,759
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	146,933

Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2021	100,000	114,938
5.00%, 12/1/2026	175,000	215,618
5.00%, 12/1/2028	500,000	608,080
Truckee Meadows, NV, Water Authority Revenue 5.00%, 7/1/2034	125,000	148,325

		19,874,460

NEW HAMPSHIRE — 0.1%
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	1,700,000	1,804,210

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 5.00%, 10/15/2022	125,000	146,863
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	495,000	566,958
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	140,689
Series A, 5.00%, 9/1/2036	325,000	374,663
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,401
Series A, 4.00%, 9/1/2027	90,000	92,408
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	560,000	626,663
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	100,000	113,097
Series A, 5.00%, 7/1/2024	540,000	656,154
Series A, 5.00%, 7/1/2026	310,000	373,823
Series B, 4.00%, 7/1/2035	760,000	839,329
Series B, 5.00%, 7/1/2030	2,615,000	3,243,594
Series B, 5.00%, 7/1/2031	1,005,000	1,239,648
Series D, 4.00%, 7/1/2045	220,000	234,623
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	195,000	228,875
Series J, 5.00%, 5/1/2025	165,000	192,423
Series J, 5.00%, 5/1/2032	1,010,000	1,152,541

		10,237,752

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	515,000	599,290
Series A, 5.00%, 7/1/2020	120,000	132,547
Series A, 5.00%, 7/1/2023	125,000	148,385
Series B, 5.00%, 7/1/2023	140,000	165,431
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	253,138
Series B, 5.00%, 8/1/2020	115,000	127,214
New Mexico, State Finance Authority Revenue 4.00%, 6/15/2026	100,000	109,728

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

New Mexico, State General Obligation:
5.00%, 3/1/2022	$930,000	$1,074,875
5.00%, 3/1/2024	210,000	252,911
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	200,000	205,992
Series A, 5.00%, 7/1/2020	460,000	498,845
Series A, 5.00%, 7/1/2022	140,000	149,558
Series A, 5.00%, 7/1/2023	345,000	407,876
Series A, 5.00%, 7/1/2025	330,000	401,749
Series B, 4.00%, 7/1/2020	100,000	107,676
Series B, 4.00%, 7/1/2022	225,000	250,992
Series B, 4.00%, 7/1/2024	2,940,000	3,351,012
University of New Mexico, Revenue Series A, 4.00%, 6/1/2046	165,000	172,115

		8,409,334

NEW YORK — 19.3%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2024	160,000	192,206
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	146,515
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,214,180
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2027	160,000	194,970
Metropolitan St. Louis, MO, Transportation Authority Revenue:
Series A, 3.00%, 11/15/2028	115,000	117,688
Series A, 4.00%, 11/15/2026	125,000	144,610
Series A, 5.00%, 11/15/2026	100,000	116,852
Series A, 5.00%, 11/15/2029	125,000	145,330
Metropolitan, MO, Transportation Authority Revenue:
4.00%, 11/15/2033	330,000	361,621
4.00%, 11/15/2034	230,000	250,985
5.00%, 11/15/2026	400,000	493,540
Series B, 5.00%, 11/15/2022	115,000	134,751
Series B-1, 5.00%, 11/15/2036	300,000	354,093
Series B1, 5.00%, 11/15/2027	250,000	312,403
Series B1, 5.00%, 11/15/2034	2,485,000	2,973,352
Series B2, 5.00%, 11/15/2025	2,510,000	3,086,296
Series B2, 5.00%, 11/15/2026	5,000,000	6,211,350
Series C, 5.00%, 11/15/2022	100,000	117,175
Series C, 5.00%, 11/15/2035	100,000	115,288
Series E, 5.00%, 11/15/2022	100,000	117,175
Monroe County, NY, Industrial Development Corp. Revenue Series A, 5.00%, 7/1/2031	100,000	116,083
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,296,816
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	108,060
4.00%, 12/15/2036	6,760,000	7,116,928

4.00%, 12/15/2038	100,000	104,848
4.00%, 6/15/2044	180,000	187,292
5.00%, 9/1/2031	130,000	153,308
5.00%, 11/15/2032	5,500,000	6,700,265
5.00%, 9/1/2033	230,000	268,348
5.00%, 9/1/2034	195,000	226,701
5.00%, 11/15/2035	140,000	168,060
5.00%, 9/1/2036	940,000	1,085,061
5.00%, 9/1/2039	1,765,000	2,030,138
5.00%, 10/15/2041	5,655,000	6,544,418
Series 179, 5.00%, 12/1/2038	1,455,000	1,676,713
Series 179, 5.00%, 12/1/2043	1,110,000	1,255,998
Series 189, 5.00%, 5/1/2045	4,000,000	4,573,520
Series 190, 5.00%, 5/1/2032	1,075,000	1,175,792
Series 190, 5.00%, 5/1/2035	1,375,000	1,499,520
Series 198, 5.00%, 11/15/2036	115,000	135,736
Series 198, 5.00%, 11/15/2041	145,000	168,983
New York Convention Center Development Corp. 5.00%, 11/15/2029	1,500,000	1,792,140
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2033	1,250,000	1,353,987
5.00%, 6/15/2023	200,000	229,794
5.00%, 6/15/2037	5,000,000	5,817,150
5.00%, 6/15/2046	2,250,000	2,585,587
Series A, 3.00%, 6/15/2036	350,000	339,234
Series AA, 3.00%, 6/15/2046	260,000	239,231
Series AA, 4.00%, 6/15/2044	5,330,000	5,575,287
Series AA, 4.00%, 6/15/2046	1,000,000	1,051,060
Series BB, 4.63%, 6/15/2046	6,250,000	6,778,250
Series BB, 5.00%, 6/15/2046	4,935,000	5,564,114
Series BB, 5.00%, 6/15/2047	3,110,000	3,511,097
Series CC, 4.00%, 6/15/2045	550,000	574,970
Series CC, 5.00%, 6/15/2047	300,000	338,073
Series CC-1, 5.00%, 6/15/2047	5,665,000	6,462,179
Series DD, 5.00%, 6/15/2035	1,740,000	2,006,655
Series DD, 5.00%, 6/15/2036	960,000	1,113,600
Series DD, 5.00%, 6/15/2038	215,000	245,715
Series DD, 5.00%, 6/15/2039	755,000	867,231
Series DD, 5.25%, 6/15/2047	265,000	313,784
Series EE, 5.00%, 6/15/2036	320,000	371,200
Series EE, 5.00%, 6/15/2045	4,535,000	5,185,138
Series EE, 5.00%, 6/15/2047	165,000	185,940
Series FF, 5.00%, 6/15/2028	155,000	187,045
Series FF, 5.00%, 6/15/2029	1,710,000	1,857,265
Series FF, 5.00%, 6/15/2031	800,000	952,848
Series GG, 5.00%, 6/15/2039	260,000	300,921
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 4.00%, 7/15/2036	725,000	774,503
Series S-1, 4.00%, 7/15/2040	1,750,000	1,851,097
Series S-1, 5.00%, 7/15/2022	100,000	116,396
Series S-1, 5.00%, 7/15/2043	2,125,000	2,431,346

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
3.50%, 11/1/2034	$100,000	$102,706
4.00%, 5/1/2019	470,000	492,090
5.00%, 5/1/2019	190,000	201,898
5.00%, 11/1/2022	150,000	175,895
5.00%, 5/1/2024	100,000	117,664
5.00%, 8/1/2032	1,225,000	1,434,536
5.00%, 5/1/2034	250,000	293,550
5.00%, 8/1/2034	225,000	264,409
5.00%, 11/1/2034	125,000	146,203
5.00%, 8/1/2035	1,490,000	1,740,140
5.00%, 11/1/2035	455,000	530,762
5.00%, 2/1/2036	1,745,000	2,005,406
5.00%, 5/1/2036	245,000	285,641
5.00%, 8/1/2036	400,000	464,304
5.00%, 2/1/2037	150,000	172,005
5.00%, 11/1/2038	3,980,000	4,618,034
5.00%, 5/1/2040	2,260,000	2,610,662
5.00%, 2/1/2041	155,000	177,886
Series A-1, 5.00%, 11/1/2018	100,000	104,321
Series A-1, 5.00%, 8/1/2021	175,000	199,591
Series A-1, 5.00%, 8/1/2029	520,000	617,640
Series A-1, 5.00%, 8/1/2031	135,000	159,026
Series A-2, 5.00%, 8/1/2033	930,000	1,114,410
Series B-1, 5.00%, 8/1/2031	165,000	194,365
Series B1, 5.00%, 11/1/2037	420,000	483,865
Series C, 5.00%, 11/1/2018	1,500,000	1,564,815
Series C, 5.00%, 11/1/2027	110,000	132,409
Series F-1, 5.00%, 5/1/2032	7,500,000	9,003,225
Series F-1, 5.00%, 5/1/2036	3,500,000	4,126,780
Series I, 5.00%, 5/1/2021	100,000	113,230
Series I, 5.00%, 5/1/2026	140,000	163,915
Series I, 5.00%, 5/1/2029	145,000	168,848
Series I, 5.00%, 5/1/2030	345,000	401,342
Series I, 5.00%, 5/1/2031	255,000	296,205
Series I, 5.00%, 5/1/2034	225,000	260,197
SubSeries A-1, 5.00%, 8/1/2027	125,000	149,700
SubSeries A-1, 5.00%, 8/1/2032	840,000	983,682
SubSeries B-1, 5.00%, 11/1/2034	270,000	312,833
SubSeries B-I, 4.00%, 8/1/2037	755,000	807,103
SubSeries B-I, 5.00%, 8/1/2030	280,000	336,854
SubSeries B-I, 5.00%, 8/1/2040	3,800,000	4,404,618
SubSeries E-1, 4.00%, 2/1/2041	110,000	116,384
SubSeries E-1, 5.00%, 2/1/2030	3,000,000	3,585,510
SubSeries E-1, 5.00%, 2/1/2040	1,510,000	1,738,236
SubSeries F-1, 4.00%, 2/1/2040	145,000	151,141
SubSeries F-1, 5.00%, 2/1/2029	555,000	642,379
SubSeries F-1, 5.00%, 2/1/2030	1,020,000	1,179,477
SubSeries F-1, 5.00%, 2/1/2031	510,000	588,897
SubSeries F-1, 5.00%, 2/1/2034	1,450,000	1,667,181
SubSeries F-1, 5.00%, 2/1/2036	525,000	602,206
SubSeries F-3, 3.00%, 2/1/2035	2,775,000	2,694,331
SubSeries FI, 5.00%, 8/1/2029	1,010,000	1,194,668
SubSeries FI, 5.00%, 8/1/2034	3,470,000	4,042,064
SubSeries FI, 5.00%, 8/1/2039	4,455,000	5,110,776
SubSeries FI, 5.00%, 8/1/2042	5,800,000	6,630,386
SubSeries I, 4.00%, 5/1/2043	135,000	140,544

SubSeries I, 5.00%, 5/1/2033	300,000	347,445
SubSeries I, 5.00%, 5/1/2038	5,525,000	6,342,147
SubSeries I, 5.00%, 5/1/2042	1,000,000	1,133,840
New York, NY, General Obligation:
Series H, 5.00%, 8/1/2024	125,000	148,250
Series 1-I, 4.00%, 3/1/2039	570,000	598,928
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,839,240
Series A, 5.00%, 8/1/2024	5,000,000	6,030,650
Series A-1, 5.00%, 10/1/2019	5,000,000	5,386,750
Series A-1, 5.00%, 10/1/2028	735,000	851,049
Series A-1, 5.00%, 10/1/2032	175,000	200,732
Series B, 5.00%, 8/1/2021	4,555,000	5,185,913
Series B, 5.00%, 8/1/2022	200,000	232,884
Series B, 5.00%, 8/1/2024	2,590,000	3,006,653
Series B, 5.00%, 8/1/2026	155,000	179,778
Series B-1, 5.00%, 12/1/2031	160,000	192,419
Series B-1, 5.00%, 10/1/2037 (d)	6,730,000	7,955,062
Series C, 5.00%, 4/15/2023	1,390,000	1,657,992
Series C, 5.00%, 8/1/2028	1,360,000	1,662,804
Series C, 5.00%, 8/1/2034	1,500,000	1,738,725
Series D, 5.00%, 8/1/2023	105,000	123,219
Series D, 5.00%, 8/1/2028	825,000	958,072
Series D-1, 5.00%, 8/1/2029	3,175,000	3,709,733
Series D-1, 5.00%, 8/1/2033	250,000	290,163
Series E, 5.00%, 8/1/2018	240,000	247,910
Series E, 5.00%, 8/1/2020	915,000	1,012,457
Series E, 5.00%, 8/1/2021	575,000	654,643
Series E, 5.00%, 8/1/2022	145,000	168,841
Series E, 5.00%, 8/1/2025	20,000	23,392
Series E, 5.00%, 8/1/2030	260,000	312,564
Series F-1, 5.00%, 6/1/2025	760,000	924,198
Series H, 5.00%, 8/1/2020	630,000	697,101
Series I, 5.00%, 8/1/2022	215,000	250,350
Series J, 5.00%, 8/1/2020	7,055,000	7,806,428
Series K, 5.00%, 8/1/2018	285,000	294,394
SubSeries 1-I, 5.00%, 3/1/2030	975,000	1,141,208
SubSeries A-1, 5.00%, 10/1/2031	250,000	287,148
New York, NY, Housing Development Corp., Revenue Series A, 5.00%, 7/1/2019	105,000	112,073
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	3,060,000	2,122,079
Series A, 5.00%, 11/15/2025	1,180,000	1,380,128
Series A, 5.00%, 11/15/2027	170,000	198,467
Series A, 5.00%, 11/15/2031	1,755,000	2,032,027
Series A, 5.25%, 11/15/2033	105,000	128,024
Series A, 5.25%, 11/15/2034	200,000	243,674
Subseries B, 4.00%, 11/15/2038	235,000	250,907
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2020	185,000	206,525
Series A, 5.00%, 10/15/2021	3,170,000	3,642,901
Series A, 5.00%, 10/15/2025	2,100,000	2,565,339
Series A, 5.00%, 10/15/2026	6,060,000	7,380,353
Series A, 5.00%, 10/15/2029	500,000	601,590
Series A, 5.00%, 10/15/2030	570,000	683,738
Series A, 5.00%, 10/15/2031	800,000	953,840

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
5.00%, 8/1/2033	$60,000	$69,104
Series S, 4.00%, 2/1/2023	1,390,000	1,572,604
Series S, 4.00%, 4/1/2031	210,000	234,158
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	124,032
5.00%, 11/15/2033	4,720,000	5,525,138
5.00%, 11/15/2040	910,000	1,043,752
5.00%, 11/15/2045	360,000	409,295
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2028 (c)	905,000	1,114,797
5.00%, 10/1/2030 (c)	3,040,000	3,693,448
5.00%, 10/1/2045	3,250,000	4,377,750
Series A, 2.50%, 7/1/2041 (a)	500,000	502,065
Series A, 3.00%, 7/1/2029	315,000	328,731
Series A, 4.00%, 7/1/2043	1,000,000	1,056,650
Series A, 5.00%, 3/15/2020	130,000	142,354
Series A, 5.00%, 3/15/2025	5,000,000	6,106,900
Series A, 5.00%, 7/1/2034	5,040,000	6,022,397
Series A, 5.00%, 7/1/2035	100,000	118,402
Series A-GROUP C, 5.00%, 3/15/2043	300,000	350,124
Series B, 5.00%, 3/15/2029	20,000	24,145
Series B, 5.00%, 10/1/2030	260,000	316,350
Series B, 5.00%, 3/15/2031	500,000	585,390
Series B, 5.00%, 3/15/2034	275,000	324,286
Series D, 5.00%, 2/15/2019	150,000	158,060
Series D, 5.00%, 2/15/2020	300,000	327,477
Series E, 5.00%, 3/15/2036	3,150,000	3,727,017
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 7/1/2024	150,000	174,926
Series A, 5.00%, 7/1/2037	290,000	330,725
Series A, 5.00%, 10/1/2047	2,300,000	3,121,790
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	250,000	281,250
Series A, 5.00%, 3/15/2022	600,000	693,150
Series A, 5.00%, 2/15/2025	6,000,000	7,291,260
Series A, 5.00%, 2/15/2029	155,000	179,488
Series A, 5.00%, 3/15/2029	1,345,000	1,602,460
Series A, 5.00%, 2/15/2031	1,120,000	1,290,150
Series A, 5.00%, 2/15/2036	7,500,000	8,817,150
Series A, 5.00%, 2/15/2043	1,260,000	1,407,848
Series B, 5.00%, 3/15/2027	110,000	130,460
Series B, 5.00%, 2/15/2041	2,510,000	2,889,612
Series C, 5.00%, 3/15/2037	105,000	120,681
Series D, 5.00%, 2/15/2020	195,000	212,860
Series D, 5.00%, 2/15/2021	110,000	123,750
Series D, 5.00%, 2/15/2022	5,085,000	5,864,734
Series D, 5.00%, 2/15/2042	720,000	806,033
Series E, 5.00%, 3/15/2021	325,000	366,496
Series E, 5.00%, 3/15/2023	130,000	153,277
Series E, 5.00%, 3/15/2024	250,000	300,025
Series E, 5.00%, 3/15/2026	540,000	660,296

New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 7/1/2034	100,000	109,085
Series A, 4.13%, 3/15/2033	2,105,000	2,256,055
Series A, 5.00%, 3/15/2019	2,675,000	2,827,448
Series A, 5.00%, 3/15/2020	1,375,000	1,505,666
Series A, 5.00%, 3/15/2021	270,000	304,865
Series A, 5.00%, 3/15/2023	2,490,000	2,945,844
Series A, 5.00%, 3/15/2024	150,000	180,728
Series A, 5.00%, 3/15/2028	3,500,000	4,084,850
Series A, 5.00%, 3/15/2031	150,000	175,913
Series A, 5.00%, 3/15/2032	1,160,000	1,386,171
Series A, 5.00%, 3/15/2036	1,500,000	1,749,285
Series A, 5.00%, 3/15/2037	2,050,000	2,388,024
Series A, 5.00%, 3/15/2043	450,000	510,170
Series A, 5.00%, 3/15/2044	6,110,000	7,034,260
Series B, 5.00%, 3/15/2027	240,000	293,071
Series B, 5.00%, 3/15/2033	740,000	876,138
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	483,503
4.00%, 6/15/2046	5,240,000	5,531,501
5.00%, 3/15/2019	1,995,000	2,111,069
5.00%, 9/15/2019	2,500,000	2,693,125
5.00%, 9/15/2025	100,000	122,372
5.00%, 6/15/2028	550,000	676,698
5.00%, 6/15/2031	610,000	722,935
5.00%, 6/15/2033	125,000	147,286
5.00%, 6/15/2035	150,000	179,972
5.00%, 11/15/2038	260,000	300,193
5.00%, 11/15/2039	505,000	584,876
Series A, 5.00%, 6/15/2031	220,000	257,191
Series A, 5.00%, 6/15/2032	485,000	566,131
Series A, 5.00%, 6/15/2041	7,155,000	8,380,723
Series A-REF, 5.00%, 6/15/2040	170,000	197,783
Series B, 4.00%, 8/15/2046	4,150,000	4,384,682
Series B, 5.00%, 8/15/2041	885,000	1,039,185
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2030	300,000	340,368
Series A, 5.00%, 3/15/2025	100,000	114,408
Series A, 5.00%, 3/15/2027	115,000	131,235
Series A, 5.00%, 3/15/2028	115,000	130,949
Series A, 5.00%, 3/15/2029	175,000	198,909
Series A, 5.00%, 3/15/2031	100,000	115,416
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	125,000	145,856
5.00%, 3/15/2034	1,845,000	2,144,407
Series A, 5.00%, 3/15/2021	1,580,000	1,781,734
Series A, 5.00%, 3/15/2023	770,000	907,868
Series A, 5.00%, 3/15/2024	4,435,000	5,322,443
Series A, 5.00%, 3/15/2027	420,000	513,122
Series A, 5.00%, 3/15/2028	105,000	127,015
Series A, 5.00%, 3/15/2029	335,000	403,069
Series A, 5.00%, 3/15/2033	3,125,000	3,732,281
Series A, 5.00%, 3/15/2034	745,000	888,584
Series A, 5.00%, 3/15/2044	320,000	362,285
Series A-1, 5.00%, 3/15/2020	100,000	109,452

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A-1, 5.00%, 3/15/2029	$215,000	$249,471
Series C, 5.00%, 3/15/2020	420,000	459,698
Series C, 5.00%, 3/15/2021	225,000	253,728
Series C, 5.00%, 3/15/2023	1,000,000	1,179,050
Series C, 5.00%, 3/15/2027	4,500,000	5,231,610
Series C, 5.00%, 3/15/2029	125,000	145,041
Series C, 5.00%, 3/15/2031	260,000	300,082
Series C, 5.00%, 3/15/2033	760,000	872,510
Series D, 5.00%, 3/15/2020	225,000	246,267
Series D, 5.00%, 3/15/2021	3,155,000	3,557,830
Series D, 5.00%, 3/15/2022	1,830,000	2,114,107
Series E, 5.00%, 3/15/2021	105,000	118,406
Series E, 5.00%, 3/15/2030	130,000	150,697
Series E, 5.00%, 3/15/2033	100,000	114,804
Series E, 5.00%, 3/15/2035	125,000	143,089
Oyster Bay, NY, General Obligation 4.00%, 8/1/2029 (c)	100,000	106,031
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	500,000	594,215
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2030	305,000	358,338
Series A, 5.00%, 11/15/2039	250,000	285,108
Series A, 5.00%, 11/15/2040	275,000	318,684
Series A, 5.00%, 11/15/2050	515,000	588,800
Series B, 5.00%, 11/15/2019	300,000	324,870
Series B, 5.00%, 11/15/2027	125,000	148,625
Series C, 5.00%, 11/15/2033	125,000	145,186
Series C, 5.00%, 11/15/2038	755,000	863,101
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2024	120,000	141,458
5.00%, 6/15/2027	265,000	323,157
5.00%, 12/15/2032	550,000	668,173
5.00%, 12/15/2037	4,130,000	4,931,633
Series A, 5.00%, 12/15/2026	100,000	121,592
Series A, 5.00%, 6/15/2028	235,000	290,187
Series A, 5.00%, 12/15/2032	125,000	151,031
Series A, 5.00%, 12/15/2033	300,000	360,645
Series A, 5.00%, 12/15/2034	2,215,000	2,658,908
Series A, 5.00%, 12/15/2035	1,950,000	2,325,628
Series B, 5.00%, 12/15/2020	300,000	314,421
Series B, 5.00%, 12/15/2023	10,000	11,521
Series B, 5.00%, 6/15/2024	150,000	174,998
Series B, 5.00%, 12/15/2024	840,000	990,209
Series B, 5.00%, 12/15/2025	280,000	335,423
Series B, 5.00%, 12/15/2034	3,200,000	3,841,312
Series TE, 5.00%, 12/15/2027	525,000	628,236
Series TE, 5.00%, 12/15/2029	215,000	255,046
Series TE, 5.00%, 12/15/2030	2,220,000	2,626,349
Series TE, 5.00%, 12/15/2031	550,000	649,616
Series TE, 5.00%, 12/15/2033	810,000	953,597
Series TE, 5.00%, 12/15/2034	1,620,000	1,904,083
Series TE, 5.00%, 12/15/2041	1,015,000	1,172,477
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,510,000	1,823,884

		472,549,475

NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,366,839
5.00%, 6/1/2026	100,000	121,923
Charlotte, NC:
Series B COPs, 3.00%, 6/1/2022	100,000	100,183
Series C COPs, 5.00%, 12/1/2018	2,865,000	2,998,280
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	115,201
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	2,675,000	3,119,505
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	345,000	395,749
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,425,681
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,165,932
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2018	150,000	157,014
Series A, 5.00%, 12/1/2021	1,050,000	1,209,148
Series B, 5.00%, 12/1/2023	1,500,000	1,803,915
North Carolina Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	200,000	214,004
4.00%, 1/1/2038	700,000	747,355
Series B, 4.00%, 10/1/2039	245,000	264,992
Series B, 5.00%, 10/1/2041	1,415,000	1,650,923
Series B, 5.00%, 10/1/2055	3,195,000	3,673,132
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	165,423
5.00%, 6/1/2021	2,125,000	2,415,806
Series C, 3.75%, 5/1/2019	125,000	130,408
Series C, 4.00%, 5/1/2021	1,350,000	1,483,974
Series D, 4.00%, 6/1/2021	500,000	550,560
Series E, 5.00%, 5/1/2019	1,140,000	1,211,569
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	7,000,000	8,552,250
Series C, 5.00%, 5/1/2021	140,000	158,470
Series C, 5.00%, 5/1/2022	100,000	115,764
Series C, 5.00%, 5/1/2025	185,000	221,439
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 12/1/2035	225,000	247,703
Town of Cary, NC, Combined Utility Systems Revenue 5.00%, 12/1/2042	140,000	161,088

		36,944,230

OHIO — 2.2%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2018	100,000	104,617
5.00%, 12/1/2021	125,000	143,509
Series A, 4.00%, 12/1/2023	150,000	169,815
Series A, 5.00%, 12/1/2020	450,000	503,177
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	2,905,000	3,109,890
5.00%, 12/1/2039	2,000,000	2,238,800

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	$570,000	$593,843
Columbus, OH, General Obligation:
Series 1, 5.00%, 2/15/2019	100,000	105,429
Series A, 3.00%, 8/15/2023	540,000	581,224
Series A, 3.00%, 7/1/2029	2,650,000	2,754,092
Series A, 3.00%, 8/15/2031	350,000	357,641
Series A, 3.20%, 7/1/2031	2,600,000	2,692,066
Series A, 5.00%, 8/15/2022	100,000	116,878
Series A, 5.00%, 8/15/2027	125,000	149,480
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	145,000	175,067
5.00%, 6/1/2028	1,605,000	1,917,638
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	337,464
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	100,000	118,600
Franklin County, OH, General Obligation 5.00%, 6/1/2021	2,780,000	3,158,302
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	1,250,000	1,476,650
Series A, 5.00%, 12/1/2031	285,000	339,261
Series A, 5.00%, 12/1/2038	195,000	222,910
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	455,000	504,895
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	381,432
North Royalton City School District, General Obligation 5.00%, 12/1/2047	500,000	565,050
Northeast Ohio, Regional Sewer District Revenue:
4.00%, 11/15/2049	2,610,000	2,723,274
5.00%, 11/15/2039	330,000	381,378
5.00%, 11/15/2043	100,000	112,687
5.00%, 11/15/2044	145,000	166,457
Ohio, State General Obligation:
5.00%, 9/1/2021	100,000	114,352
Series 2016-1 GARVEE, 5.00%, 12/15/2021	100,000	114,676
Series A, 5.00%, 9/15/2021	145,000	166,012
Series A, 5.00%, 12/15/2022	2,400,000	2,821,272
Series A, 5.00%, 12/15/2023	320,000	383,133
Series A, 5.00%, 5/1/2027	100,000	115,475
Series A, 5.00%, 9/1/2027	250,000	313,545
Series A, 5.00%, 5/1/2028	175,000	201,161
Series A, 5.00%, 3/15/2031	375,000	442,755
Series A, 5.00%, 3/15/2035	200,000	232,848
Series B, 5.00%, 6/15/2025	165,000	187,815
Series B, 5.00%, 6/15/2027	150,000	173,736
Series B, 5.00%, 9/1/2032	125,000	144,140
Series B, 5.00%, 6/15/2035	200,000	227,262
Series R, 4.00%, 5/1/2018	130,000	132,309
Series R, 5.00%, 5/1/2019	2,175,000	2,311,546

Series R, 5.00%, 5/1/2025	100,000	121,077
Series S, 5.00%, 5/1/2029	2,835,000	3,442,512
Series S, 5.00%, 5/1/2030	2,600,000	3,141,372
Series S, 5.00%, 5/1/2031	3,000,000	3,606,540
Series T, 5.00%, 11/1/2028 (d)	385,000	477,631
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	111,692
Series 1, 4.00%, 12/15/2019	125,000	132,659
Ohio, State Revenue Series C, 5.00%, 12/1/2030	135,000	162,232
Ohio, State University, Revenue Series A, 4.00%, 6/1/2043	675,000	697,430
Ohio, State Water Development Authority Revenue Series A, 5.00%, 12/1/2019	600,000	650,634
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2026	690,000	851,722
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	117,535
Series B, 5.00%, 12/1/2031	730,000	887,242
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 6/1/2020	100,000	110,171
5.00%, 6/1/2024	1,060,000	1,281,625
Series A, 5.00%, 12/1/2030	540,000	661,975
Series A, 5.00%, 12/1/2031	500,000	609,560
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	171,903
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	520,000	590,606
Series C, 5.00%, 6/1/2039	500,000	567,785

		52,677,466

OKLAHOMA — 0.2%
Edmond, OK, Public Work Authority Revenue 5.00%, 7/1/2047 (d)	1,250,000	1,431,812
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	806,672
Series A, 3.00%, 7/1/2024	135,000	144,887
Series A, 5.00%, 7/1/2026	2,500,000	2,974,400
Series A, 5.00%, 7/1/2030	170,000	197,710
Oklahoma, Development Finance Authority Revenue 3.00%, 6/1/2046	145,000	129,265
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	278,268
Series A, 4.00%, 1/1/2047	125,000	130,165

		6,093,179

OREGON — 1.6%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	238,368

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2023	$100,000	$119,111
Series B, 5.00%, 6/15/2037	3,570,000	4,232,949
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	415,000	455,973
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation 5.00%, 6/15/2024	3,235,000	3,917,359
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	2,000,000	2,471,480
Series B, 5.00%, 6/15/2029	100,000	123,253
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.00%, 4/1/2024	120,000	141,655
Series C, 5.00%, 4/1/2022	325,000	376,870
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2018	100,000	104,487
Series A, 5.00%, 11/15/2024	125,000	151,884
Series A, 5.00%, 11/15/2028	650,000	779,213
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	150,000	176,166
Series A, 5.00%, 11/15/2023	615,000	734,784
Series A, 5.00%, 11/15/2029	2,540,000	3,028,213
Series A, 5.00%, 11/15/2030	520,000	617,677
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,245,273
Series F, 5.00%, 5/1/2028	160,000	195,824
Series F, 5.00%, 5/1/2030	115,000	139,343
Series F, 5.00%, 5/1/2039	200,000	232,370
Series I, 5.00%, 8/1/2029	150,000	186,034
Series L, 5.00%, 8/1/2029	3,530,000	4,374,517
Series L, 5.00%, 8/1/2030	1,250,000	1,541,612
Series N, 5.00%, 8/1/2043	390,000	447,342
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	300,000	352,389
Series B, 5.00%, 7/1/2035	2,000,000	2,330,660
Series B, 5.00%, 7/1/2036	100,000	115,862
Series B, 5.00%, 7/1/2037	1,620,000	1,871,554
Series B, 5.00%, 7/1/2038	275,000	317,014
Oregon, State Revenue:
Series 1, 5.00%, 12/15/2023	120,000	138,635
Series C, 5.00%, 12/1/2029	160,000	193,293
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	264,761
5.00%, 6/15/2027	100,000	122,768
Portland, OR, Sewer System Revenue:
4.00%, 10/1/2037	100,000	106,492
Series A, 2.50%, 6/15/2033	325,000	297,141

Series A, 5.00%, 8/1/2020	150,000	166,065
Series A, 5.00%, 6/1/2021	810,000	918,046
Series A, 5.00%, 6/1/2024	125,000	150,610
Series B, 5.00%, 6/15/2023	100,000	118,630
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	669,750
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	125,000	145,397
5.00%, 6/15/2027	120,000	143,213
Series B, Zero Coupon, 6/15/2029	200,000	137,736
Series B, Zero Coupon, 6/15/2032	200,000	118,140
Series B, Zero Coupon, 6/15/2034	830,000	441,900
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,540,000	3,019,019
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation
4.00%, 6/15/2021	400,000	440,104

		38,610,936

PENNSYLVANIA — 1.9%
Abington School District Series A, 4.00%, 10/1/2035	535,000	575,157
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	160,000	181,517
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	100,000	100,158
Series A, 5.00%, 10/1/2042	235,000	268,986
Series A, 5.00%, 10/1/2046	200,000	227,870
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	300,000	345,966
Neshaminy School District, General Obligation Series B, 5.00%, 11/1/2034	2,290,000	2,650,057
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2030	160,000	190,686
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	320,956
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	285,000	305,073
5.00%, 7/1/2020	500,000	535,125
5.00%, 1/1/2021	1,000,000	1,050,230
5.00%, 7/1/2021	3,750,000	3,790,500
Series A, 4.00%, 1/1/2019	455,000	471,717
Series A, 5.00%, 7/1/2019	1,230,000	1,313,517
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (c)	500,000	486,965
4.00%, 2/1/2034 (c)	750,000	795,225

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 9/15/2020	$1,000,000	$1,106,120
5.00%, 7/1/2021	2,925,000	3,291,795
5.00%, 9/15/2022	2,500,000	2,879,775
5.00%, 4/1/2023	2,290,000	2,645,774
5.00%, 4/1/2024	1,430,000	1,659,443
5.00%, 7/1/2024	180,000	211,918
5.00%, 4/1/2025	395,000	457,260
5.00%, 9/15/2025	100,000	119,113
5.00%, 3/15/2026	535,000	634,986
5.00%, 4/1/2026	240,000	276,883
5.00%, 10/15/2026	685,000	797,436
5.00%, 10/15/2029	125,000	144,139
Series REF, 5.00%, 1/15/2025	2,500,000	2,957,550
Series REF, 5.00%, 1/15/2028	3,965,000	4,738,016
Pennsylvania, State Higher Educational Facilities Authority Revenue:
2.50%, 10/1/2045 (a)	985,000	974,332
4.00%, 10/1/2038	210,000	223,140
5.00%, 10/1/2035	1,150,000	1,340,842
Series A, 4.00%, 8/15/2033	190,000	206,541
Series A, 4.00%, 8/15/2034	145,000	156,916
Series A, 4.00%, 8/15/2035	470,000	506,721
Series AQ, 5.00%, 6/15/2020	200,000	219,456
Series AT-1, 5.00%, 6/15/2024	150,000	177,875
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2042	250,000	293,525
Series A, 5.00%, 9/1/2047	500,000	583,775
Series B, 5.00%, 9/1/2019	200,000	215,064
Series B, 5.00%, 9/1/2020	2,440,000	2,710,376
Series B, 5.00%, 9/1/2023	1,360,000	1,623,174
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	885,000	919,427

		45,681,077

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	1,685,000	1,855,084
Series A, 5.00%, 5/15/2027	250,000	301,615
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	300,820
Rhode Island, State & Providence Plantations, General Obligation:
5.00%, 8/1/2020	115,000	127,146
Series A, 5.00%, 11/1/2019	205,000	221,332
Series B, 5.00%, 8/1/2031	795,000	969,527

		3,775,524

SOUTH CAROLINA — 0.3%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,092,790
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	118,966

Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	112,767
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	3,750,000	4,357,763
South Carolina, General Obligation Series A, 4.00%, 4/1/2031	1,500,000	1,702,155

		7,384,441

SOUTH DAKOTA — 0.0% (e)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	500,000	566,715

TENNESSEE — 1.1%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	360,000	436,367
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	3,000,000	3,465,420
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2023	2,400,000	2,858,520
Series A, 5.00%, 4/1/2026	2,140,000	2,589,721
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue Series A, 5.00%, 5/15/2042	750,000	885,472
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	600,000	652,464
5.00%, 1/1/2025	1,010,000	1,229,332
5.00%, 1/1/2026	140,000	171,892
Series A, 5.00%, 1/1/2020	100,000	108,691
Series C, 5.00%, 7/1/2020	200,000	220,854
Series C, 5.00%, 7/1/2027	2,730,000	3,297,403
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,415,854
Shelby County, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	225,932
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	560,000	587,782
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	260,662
5.00%, 11/1/2026	250,000	300,177
5.00%, 11/1/2029	3,605,000	4,472,363
5.00%, 11/1/2045	3,315,000	3,797,631

		26,976,537

TEXAS — 12.5%
Alamo, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	800,000	914,560
5.00%, 6/15/2041	1,115,000	1,271,368
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	4,100,000	4,726,808
5.00%, 2/15/2023 (c)	100,000	117,755
5.00%, 2/15/2024 (c)	220,000	263,776

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (c)	$185,000	$199,732
5.00%, 2/15/2027 (c)	285,000	349,085
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (c)	255,000	271,986
Series C, 5.00%, 2/15/2028 (c)	3,000,000	3,543,300
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (c)	925,000	1,080,918
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	642,081
Austin, TX, Electric Utility System Revenue:
4.00%, 11/15/2032	800,000	846,624
5.00%, 11/15/2033	250,000	294,195
5.00%, 11/15/2037	250,000	278,692
Austin, TX, General Obligation:
5.00%, 9/1/2020	5,000,000	5,551,050
5.00%, 9/1/2022	150,000	174,998
5.00%, 9/1/2023	1,000,000	1,189,780
5.00%, 9/1/2034	375,000	434,932
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (c)	1,000,000	1,222,620
Series B, 5.00%, 8/1/2018 (c)	100,000	103,322
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	110,000	129,311
5.00%, 11/15/2033	115,000	133,647
5.00%, 11/15/2034	375,000	434,066
5.00%, 11/15/2039	5,050,000	5,828,710
Series A, 5.00%, 5/15/2021	145,000	164,278
Series A, 5.00%, 5/15/2022	140,000	162,317
Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	329,349
5.00%, 6/15/2027	135,000	162,271
Series B, 5.00%, 6/15/2032	3,000,000	3,487,740
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	250,000	280,017
5.00%, 2/15/2023	125,000	146,490
5.00%, 2/15/2026	140,000	171,000
5.00%, 2/15/2027	165,000	199,005
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (c)	855,000	984,763
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (c)	250,000	286,305
Conroe, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027 (c)	165,000	184,350
County of Dallas TX 5.00%, 8/15/2025	100,000	121,816

Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	1,500,000	1,636,275
5.00%, 2/15/2024 (c)	100,000	120,099
5.00%, 2/15/2028 (c)	385,000	459,667
Series B-1, 3.00%, 2/15/2036 (a) (c)	150,000	154,827
Series C, 4.00%, 2/15/2019 (c)	825,000	858,041
Series C, 5.00%, 2/15/2023 (c)	425,000	500,697
Series C, 5.00%, 2/15/2044 (c)	2,695,000	3,068,796
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	115,000	131,977
Series A, 5.00%, 12/1/2026	510,000	613,479
Series A, 5.00%, 12/1/2028	150,000	181,713
Series A, 5.00%, 12/1/2030	105,000	126,155
Series A, 5.00%, 12/1/2034	175,000	206,404
Series A, 5.00%, 12/1/2035	200,000	234,924
Series A, 5.00%, 12/1/2036	175,000	204,717
Series A, 5.00%, 12/1/2041	1,000,000	1,158,690
Series A, 5.00%, 12/1/2046	2,010,000	2,316,304
Dallas, TX, General Obligation:
5.00%, 2/15/2019	350,000	367,724
5.00%, 2/15/2021	110,000	122,669
5.00%, 2/15/2022	5,010,000	5,707,392
5.00%, 2/15/2024	1,610,000	1,892,088
5.00%, 2/15/2025	380,000	451,983
5.00%, 2/15/2026	1,000,000	1,160,960
5.00%, 2/15/2027	2,200,000	2,545,642
5.00%, 2/15/2029	705,000	815,191
5.00%, 2/15/2030	250,000	287,810
Series A, 4.00%, 2/15/2032	5,290,000	5,761,445
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (c)	1,250,000	1,255,050
5.00%, 8/15/2020 (c)	110,000	121,809
5.00%, 8/15/2023 (c)	2,275,000	2,631,106
5.00%, 8/15/2029 (c)	450,000	517,252
Series A, 4.00%, 2/15/2030 (c)	2,900,000	3,209,459
Series A, 4.00%, 2/15/2031 (c)	230,000	253,076
Series A, 5.00%, 8/15/2021 (c)	210,000	239,377
Series A, 5.00%, 8/15/2024 (c)	150,000	181,194
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,262,694
Series A, 5.00%, 8/15/2032 (c)	1,000,000	1,178,220
VRN, 1.50%, 2/15/2034 (a)	150,000	150,632
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	100,000	107,817
Series A, 5.00%, 10/1/2027	100,000	121,568
Denton, Independent School District, General Obligation 5.00%, 8/15/2028 (c)	150,000	177,966
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	375,869
4.00%, 2/15/2045	210,000	217,174
El Paso, TX, General Obligation:
4.00%, 8/15/2042	165,000	170,727
5.00%, 8/15/2023	1,000,000	1,181,660

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Fort Bend County, TX, General Obligation Series B, 5.00%, 3/1/2028	$520,000	$623,724
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (c)	5,000,000	5,305,550
5.00%, 2/15/2022 (c)	615,000	709,021
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,890,000	5,747,168
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	150,124
Series A, 5.00%, 2/15/2021	100,000	111,972
Series A, 5.00%, 2/15/2024	120,000	144,119
Series A, 5.00%, 2/15/2026	135,000	162,099
Garland, TX, Independent School District, General Obligation
5.00%, 2/15/2030 (c)	235,000	277,939
Grand Parkway, Transportation Corp. Revenue:
Series B, 5.00%, 4/1/2053	680,000	771,664
Series B, 5.25%, 10/1/2051	250,000	287,602
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	116,417
5.00%, 8/15/2026	160,000	186,021
5.00%, 8/15/2027	105,000	121,649
5.00%, 8/15/2029	200,000	230,596
5.00%, 8/15/2030	135,000	155,516
5.00%, 8/15/2034	120,000	139,625
Series A, 5.00%, 10/1/2024	1,680,000	1,960,157
Series A, 5.00%, 10/1/2025	1,085,000	1,327,964
Series A, 5.00%, 8/15/2026	150,000	185,021
Series A, 5.00%, 8/15/2027	175,000	213,957
Series A, 5.00%, 10/1/2027	300,000	364,950
Series A, 5.00%, 10/1/2029	5,315,000	6,306,301
Series A, 5.00%, 10/1/2031	445,000	526,319
Series A, 5.00%, 10/1/2035	155,000	182,308
Series A, 5.00%, 8/15/2036	150,000	175,106
Harris County, TX, Revenue:
5.00%, 8/15/2025	115,000	140,276
Series A, 5.00%, 8/15/2024	265,000	319,728
Series A, 5.00%, 8/15/2035	490,000	574,108
Series B, 5.00%, 8/15/2028	175,000	209,375
Series B, 5.00%, 8/15/2033	160,000	186,907
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2030	100,000	115,467
5.00%, 2/15/2032	5,000	5,760
5.00%, 2/15/2034	450,000	515,403
5.00%, 2/15/2036	895,000	966,895
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	416,938
Series A, 5.00%, 3/1/2020	220,000	239,806
Series A, 5.00%, 3/1/2021	1,095,000	1,227,396
Series A, 5.00%, 3/1/2022	175,000	200,886
Series A, 5.00%, 3/1/2024	300,000	356,478
Series A, 5.00%, 3/1/2025	1,105,000	1,301,885
Series A, 5.00%, 3/1/2029	835,000	962,738
Series A, 5.00%, 3/1/2030	250,000	296,100

Series A, 5.00%, 3/1/2038	310,000	352,014
Series A, 5.00%, 3/1/2043	475,000	526,870
Houston, TX, Independent School District, General Obligation:
3.00%, 6/1/2039 (a) (c)	140,000	141,644
3.00%, 6/1/2039 (a) (c)	105,000	108,028
5.00%, 2/15/2020 (c)	400,000	436,440
5.00%, 2/15/2023 (c)	335,000	393,535
5.00%, 2/15/2025 (c)	4,015,000	4,879,068
5.00%, 2/15/2026 (c)	5,110,000	6,281,110
5.00%, 2/15/2027 (c)	500,000	622,220
5.00%, 2/15/2042 (c)	315,000	369,189
Series A, 5.00%, 2/15/2020 (c)	125,000	136,388
Series A, 5.00%, 2/15/2022 (c)	300,000	345,450
Series A, 5.00%, 2/15/2027 (c)	350,000	428,701
Series A, 5.00%, 2/15/2031 (c)	375,000	447,870
Series C, 5.00%, 2/15/2019	50,000	52,736
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	263,472
Series B, 5.00%, 11/15/2029	975,000	1,204,437
Series B, 5.00%, 11/15/2034	840,000	995,182
Series B, 5.00%, 11/15/2035	445,000	525,238
Series B, 5.00%, 11/15/2036	200,000	235,180
Series C, 4.00%, 5/15/2021	200,000	219,238
Series C, 5.00%, 5/15/2020	200,000	219,736
Series C, 5.00%, 5/15/2022	100,000	115,844
Series C, 5.00%, 5/15/2026	230,000	272,246
Series D, 5.00%, 11/15/2020	2,775,000	3,096,595
Series D, 5.00%, 11/15/2022	170,000	199,198
Series D, 5.00%, 11/15/2042	350,000	398,807
Series F, 5.00%, 11/15/2030	1,255,000	1,422,179
Judson Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	317,637
5.00%, 2/1/2025 (c)	185,000	225,182
Katy, TX, Independent School District, General Obligation:
5.00%, 2/15/2042 (c)	230,000	268,129
Series A, 5.00%, 8/1/2025 (c)	125,000	152,449
Series A, 5.00%, 2/15/2028 (c)	2,210,000	2,635,270
Series D, 5.00%, 2/15/2024 (c)	3,045,000	3,657,015
Keller, TX, Independent School District, General Obligation 4.00%, 8/15/2040 (c)	540,000	569,819
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	104,694
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (c)	3,320,000	4,013,017
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	2,500,000	2,633,975
Series A, 4.00%, 2/15/2029 (c)	1,675,000	1,856,134
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (c)	335,000	162,442
Zero Coupon, 8/15/2037 (c)	150,000	67,005

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Zero Coupon, 8/15/2047 (c)	$140,000	$35,190
2.25%, 8/15/2045 (a) (c)	100,000	96,727
5.00%, 8/15/2026 (c)	685,000	834,440
Series A, 5.00%, 8/15/2040 (c)	160,000	183,963
Series D, Zero Coupon, 8/15/2020 (c)	210,000	202,343
Series D, Zero Coupon, 8/15/2023 (c)	100,000	90,021
Series D, Zero Coupon, 8/15/2024 (c)	130,000	113,705
Series D, Zero Coupon, 8/15/2039 (c)	585,000	232,707
Series D, Zero Coupon, 8/15/2040 (c)	515,000	194,294
Series D, Zero Coupon, 8/15/2041 (c)	220,000	78,604
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	99,717
Series B, 5.00%, 8/15/2028	370,000	443,859
Lone Star, TX, College System, General Obligation:
Series B, 5.00%, 2/15/2023	125,000	146,911
Series B, 5.00%, 2/15/2024	425,000	508,997
Series B, 5.00%, 2/15/2025	205,000	249,118
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	201,489
5.00%, 2/15/2024	210,000	250,946
Metropolitan St. Louis, MO, Transit Authority of Harris County Revenue:
5.00%, 11/1/2026	150,000	181,763
Series A, 5.00%, 11/1/2026	140,000	171,966
North East, Independent School District, General Obligation 4.00%, 8/1/2032 (c)	230,000	249,948
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	505,000	603,440
5.00%, 9/1/2027	200,000	242,556
5.00%, 9/1/2028	5,020,000	6,051,560
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	190,000	203,220
4.00%, 8/15/2045 (c)	275,000	292,152
Northwest, TX, Independent School District, General Obligation 5.00%, 2/15/2042 (c)	380,000	436,761
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	470,000	564,089
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	635,000	669,030
5.00%, 2/15/2021 (c)	125,000	140,625
5.00%, 2/15/2021 (c)	125,000	140,625
Series B, 5.00%, 2/15/2019 (c)	150,000	158,039
Series B, 5.00%, 2/15/2021 (c)	400,000	450,000

Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (c)	1,000,000	1,050,040
Series A, 5.00%, 2/15/2045 (c)	165,000	185,848
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	240,000	252,660
5.00%, 2/1/2020	5,995,000	6,526,345
5.00%, 2/1/2024	135,000	161,796
5.00%, 2/1/2026	2,390,000	2,939,509
5.00%, 2/1/2028	100,000	122,531
5.00%, 2/1/2031	100,000	120,217
5.00%, 2/1/2038	300,000	335,754
5.00%, 2/1/2043	475,000	529,107
Series C, VRN, 3.00%, 12/1/2045 (a)	345,000	357,006
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	500,000	526,580
5.00%, 2/1/2020	250,000	272,222
5.00%, 2/1/2021	600,000	672,690
5.00%, 2/1/2028	3,525,000	4,312,873
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	270,000	311,278
5.00%, 2/15/2023 (c)	2,030,000	2,386,996
5.00%, 2/15/2024 (c)	235,000	281,290
5.00%, 2/15/2027 (c)	170,000	203,866
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	732,308
San Antonio, TX, Public Facilities Corp., Lease Revenue 4.00%, 9/15/2042	7,995,000	8,345,181
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	313,201
Series A, 5.00%, 5/15/2029	135,000	162,872
Series A, 5.00%, 5/15/2030	500,000	599,775
Series A, 5.00%, 5/15/2035	215,000	244,934
Series C, 5.00%, 5/15/2026	150,000	183,063
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	532,010
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (c)	1,000,000	1,067,920
4.00%, 2/1/2036 (c)	110,000	117,011
Spring Independent School District, General Obligation 5.00%, 8/15/2022 (c)	200,000	233,140
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	141,965
5.00%, 3/1/2024	200,000	239,656
5.00%, 3/1/2025	150,000	182,349
5.00%, 3/1/2026	510,000	616,065

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Texas, State A&M University Revenue:
Series B, 5.00%, 5/15/2024	$2,000,000	$2,363,840
Series D, 5.00%, 5/15/2024	180,000	212,746
Series D, 5.00%, 5/15/2026	140,000	164,564
Texas, State General Obligation:
5.00%, 4/1/2020	695,000	761,331
5.00%, 10/1/2020	5,070,000	5,641,338
5.00%, 4/1/2023	3,400,000	3,934,582
5.00%, 10/1/2023	435,000	519,216
5.00%, 10/1/2024	2,015,000	2,444,356
5.00%, 4/1/2025	150,000	183,042
5.00%, 10/1/2025	450,000	539,415
5.00%, 4/1/2026	405,000	467,147
5.00%, 10/1/2027	270,000	328,012
5.00%, 10/1/2032	1,500,000	1,831,305
5.00%, 4/1/2042	1,255,000	1,425,893
5.00%, 4/1/2043	1,450,000	1,678,984
5.00%, 4/1/2044	500,000	578,145
Series A, 4.00%, 10/1/2033	130,000	142,922
Series A, 5.00%, 10/1/2019	185,000	199,461
Series A, 5.00%, 10/1/2022	170,000	198,885
Series A, 5.00%, 10/1/2023	1,350,000	1,611,360
Series A, 5.00%, 10/1/2024	100,000	121,308
Series A, 5.00%, 10/1/2025	205,000	248,681
Series A, 5.00%, 10/1/2028	360,000	430,945
Series A, 5.00%, 10/1/2030	4,805,000	5,700,171
Series A, 5.00%, 10/1/2044	4,330,000	4,969,801
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2022	1,470,000	1,719,768
5.00%, 10/1/2024	245,000	297,026
5.00%, 10/1/2025	2,100,000	2,578,989
Series A, 5.00%, 4/1/2019	265,000	280,643
Series A, 5.00%, 4/1/2021	525,000	593,071
Series A, 5.00%, 4/1/2022	250,000	289,190
Series A, 5.00%, 4/1/2025	955,000	1,151,911
Series A, 5.00%, 10/1/2025	225,000	276,320
Series A, 5.00%, 10/1/2026	250,000	310,760
Series A, 5.00%, 4/1/2033	225,000	263,081
Texas, State Water Development Board Revenue:
5.00%, 4/15/2024	205,000	246,242
5.00%, 4/15/2027	2,990,000	3,708,407
5.00%, 10/15/2041	1,465,000	1,713,010
5.00%, 10/15/2046	935,000	1,087,629
Series A, 4.00%, 10/15/2033	2,000,000	2,173,060
Series A, 5.00%, 4/15/2027	670,000	821,822
Series A, 5.00%, 10/15/2031	510,000	610,883
Series A, 5.00%, 10/15/2040	310,000	360,936
Series A, 5.00%, 10/15/2045	4,050,000	4,686,984
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	139,573
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	141,475

Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	125,000	151,304
5.00%, 8/1/2029	4,000,000	4,933,160
5.00%, 8/1/2037	595,000	706,200
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (c)	500,000	564,810
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (c)	445,000	506,948
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	1,250,000	1,535,025
Series A, 5.00%, 4/15/2045	345,000	392,210
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2041	300,000	342,477
Series A, 5.50%, 7/1/2026	100,000	125,073
Series B, 5.00%, 7/1/2025	150,000	181,625
University of Texas, Revenue:
5.00%, 3/15/2038	1,150,000	1,313,875
Series A, 4.00%, 8/15/2042	1,190,000	1,257,259
Series A, 5.00%, 3/15/2023	200,000	235,696
Series A, 5.00%, 3/15/2026	455,000	557,066
Series A, 5.00%, 3/15/2027	760,000	941,397
Series A, 5.00%, 3/15/2028	1,210,000	1,480,290
Series A, 5.00%, 8/15/2029	1,015,000	1,206,571
Series A, 5.00%, 3/15/2030	2,075,000	2,507,243
Series A, 5.00%, 3/15/2031	3,300,000	3,959,769
Series B, 2.25%, 8/15/2035 (a)	200,000	200,986
Series B, 2.50%, 8/15/2036 (a)	150,000	147,899
Series B, 2.50%, 8/15/2046 (a)	370,000	364,864
Series B, 5.00%, 8/15/2027	335,000	402,506
Series E, 5.00%, 8/15/2027	4,005,000	5,031,001
Series F, 2.00%, 8/15/2041 (a)	1,835,000	1,715,890
Series H, 5.00%, 8/15/2019	210,000	225,454
Series H, 5.00%, 8/15/2020	115,000	127,587
Series H, 5.00%, 8/15/2022	115,000	134,056
Series I, 5.00%, 8/15/2024	3,985,000	4,825,197
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2028	585,000	716,338
5.00%, 7/15/2029	135,000	164,300
Waco, TX, General Obligation:
5.00%, 2/1/2023	135,000	158,499
5.00%, 2/1/2024	125,000	149,231
Waxahachie, TX, Independent School District, General Obligation
4.00%, 8/15/2045 (c)	110,000	114,923
Ysleta, TX, Independent School District, General Obligation 5.00%, 8/15/2047 (c)	995,000	1,148,887

		305,444,463

UTAH — 0.4%
Central Utah, Water Conservancy District, Revenue Series C, 5.00%, 10/1/2037	100,000	114,602
University of Utah, Revenue Series A, 5.00%, 8/1/2030	3,390,000	4,150,784

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Utah, State General Obligation:
5.00%, 7/1/2019	$400,000	$427,380
5.00%, 7/1/2026	3,350,000	4,189,074

		8,881,840

VIRGINIA — 2.5%
Arlington County, VA, General Obligation Series B, 5.00%, 8/15/2026	710,000	886,179
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,782,500
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	2,600,000	3,183,804
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	572,720
Series A, 4.00%, 10/1/2034	875,000	962,010
Series A, 4.00%, 10/1/2036	300,000	327,216
Series A, 5.00%, 10/1/2025	175,000	212,931
Series A, 5.00%, 10/1/2027	545,000	625,306
Series A, 5.00%, 10/1/2030	225,000	256,266
Series A, 5.00%, 10/1/2032	100,000	119,957
Series B, 5.00%, 10/1/2022	240,000	281,537
Series B, 5.00%, 10/1/2025	200,000	246,430
Series C, 5.00%, 10/1/2018	1,600,000	1,664,304
Series C, 5.00%, 10/1/2020	100,000	111,457
Fairfax County, VA, Sewer Revenue:
5.00%, 7/15/2044	5,740,000	6,781,580
Series A, 3.50%, 7/15/2036	3,500,000	3,620,435
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	660,000	783,955
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2036	155,000	151,712
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2024	170,000	199,255
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	166,741
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	1,500,000	1,747,455
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	320,712
Series A, 5.00%, 1/15/2019	100,000	105,139
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2038	1,000,000	1,191,500
Series A, 5.00%, 4/1/2042	500,000	591,150
Series A, 5.00%, 6/1/2043	800,000	913,104
Series A, 5.00%, 4/1/2047	2,000,000	2,351,840
Series A-1, 4.00%, 4/1/2045	1,200,000	1,274,208
Series B, 5.00%, 4/1/2044	5,000,000	5,893,250
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	456,341

Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2034	800,000	866,648
5.00%, 5/15/2020	150,000	164,883
5.00%, 3/15/2022	150,000	173,217
5.00%, 3/15/2024	1,580,000	1,876,169
5.00%, 3/15/2025	2,500,000	3,049,575
5.00%, 9/15/2025	200,000	234,668
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2031	300,000	363,993
Series A, 5.00%, 2/1/2020	245,000	266,837
Series A, 5.00%, 2/1/2023	110,000	129,271
Series A, 5.00%, 2/1/2024	125,000	149,563
Series A, 5.00%, 2/1/2025	1,735,000	2,106,550
Series A, 5.00%, 9/1/2028	1,835,000	2,248,682
Series A, 5.00%, 2/1/2031	500,000	590,545
Series D, 5.00%, 2/1/2022	315,000	362,597
Series D, 5.00%, 2/1/2024	135,000	161,528
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	277,848
5.00%, 3/15/2021	130,000	146,505
Virginia, State Commonwealth Transportation Board, General Obligation Series B, 5.00%, 6/1/2022	100,000	116,581
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2025	175,000	215,425
5.00%, 8/1/2027	2,400,000	2,923,128
Series A, 5.00%, 8/1/2021	220,000	250,650
Series A, 5.00%, 8/1/2023	225,000	267,676
Series B, 5.00%, 8/1/2022	200,000	233,088
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 11/1/2032	30,000	35,292
5.00%, 11/1/2040	2,500,000	2,920,675
5.00%, 11/1/2045	160,000	185,662
Series B, 5.00%, 11/1/2023	20,000	22,955
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,723,200

		61,844,405

WASHINGTON — 3.9%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series P-1, 5.00%, 2/1/2021	155,000	174,535
Series P-1, 5.00%, 2/1/2023	210,000	242,113
Series S-1, 5.00%, 11/1/2027	560,000	688,951
Series S-1, 5.00%, 11/1/2030	145,000	175,014
Series S-1, 5.00%, 11/1/2031	555,000	667,149
Series S-1, 5.00%, 11/1/2035	185,000	219,541
Series S-1, 5.00%, 11/1/2046	3,505,000	4,606,341
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	700,000	837,452

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series S-1, 5.00%, 11/1/2036	$2,500,000	$2,944,525
Series S-1, 5.00%, 11/1/2045	3,170,000	3,668,514
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2026	3,350,000	3,802,390
5.00%, 7/1/2030	195,000	213,831
5.00%, 7/1/2031	235,000	273,148
5.00%, 7/1/2038	130,000	149,881
5.00%, 7/1/2040	255,000	288,247
Series A, 5.00%, 7/1/2027	175,000	214,247
Series A, 5.00%, 7/1/2028	160,000	194,886
Series A, 5.00%, 7/1/2033	520,000	623,823
Series C, 5.00%, 7/1/2026	2,065,000	2,445,394
Series C, 5.00%, 7/1/2031	2,200,000	2,607,110
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	110,000	134,891
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	305,000	371,557
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2021	240,000	273,007
King County School District No 401 Highline, General Obligation:
4.00%, 12/1/2035	1,300,000	1,389,440
5.00%, 12/1/2030	700,000	846,293
King County School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	126,469
4.00%, 12/1/2030	2,500,000	2,737,300
5.00%, 12/1/2022	1,000,000	1,175,900
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	116,467
5.00%, 6/1/2023	185,000	217,340
5.00%, 7/1/2025	145,000	176,049
5.00%, 7/1/2027	645,000	776,806
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	2,270,000	2,592,113
Series A, 4.00%, 7/1/2035	3,265,000	3,482,122
Series B, 5.00%, 7/1/2039	1,545,000	1,765,533
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2039	865,000	1,001,583
5.25%, 12/1/2038	675,000	799,882
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	135,000	166,018
Pierce County, WA, Sewer Revenue:
4.00%, 8/1/2031	250,000	263,798
4.00%, 8/1/2035	250,000	260,923
4.00%, 8/1/2042	100,000	102,737
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 4/1/2033	775,000	842,425
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2024	200,000	242,658
Series A, 5.00%, 6/1/2025	3,415,000	4,190,956
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	120,000	145,800

Seattle, WA, Water System Revenue 4.00%, 8/1/2031	115,000	127,252
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	110,000	131,003
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,385,000	1,505,689
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	245,000	291,111
Series A, 5.00%, 12/1/2032	360,000	425,509
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	318,918
Series B, 5.00%, 6/1/2037	3,000,000	3,485,820
Series C, 4.00%, 7/1/2033	645,000	689,963
Washington, State General Obligation:
5.00%, 7/1/2026	135,000	155,486
5.00%, 7/1/2027	160,000	191,026
5.00%, 8/1/2033	110,000	129,780
5.00%, 8/1/2034	300,000	352,545
5.00%, 8/1/2036	425,000	496,154
Series 201, 5.00%, 8/1/2040	6,020,000	6,972,424
Series A, 5.00%, 8/1/2027	115,000	136,180
Series A, 5.00%, 8/1/2033	2,200,000	2,565,244
Series A, 5.00%, 8/1/2034	1,000,000	1,160,050
Series A, 5.00%, 8/1/2035	350,000	404,355
Series A, 5.00%, 8/1/2038	100,000	115,056
Series A-1, 5.00%, 8/1/2024	150,000	181,349
Series A-1, 5.00%, 8/1/2040	650,000	752,836
Series B, 5.00%, 7/1/2023	100,000	118,587
Series B, 5.00%, 7/1/2024	425,000	512,796
Series B, 5.00%, 8/1/2028	310,000	366,525
Series B, 5.00%, 7/1/2029	500,000	601,255
Series B, 5.00%, 7/1/2031	270,000	320,884
Series C, 5.00%, 2/1/2020	220,000	239,714
Series C, 5.00%, 2/1/2032	105,000	124,361
Series C, 5.00%, 2/1/2035	1,540,000	1,801,276
Series C, 5.00%, 2/1/2039	3,000,000	3,472,620
Series D, 3.00%, 2/1/2031	605,000	603,663
Series D, 3.00%, 2/1/2032	120,000	118,754
Series D, 5.00%, 2/1/2027	130,000	155,804
Series D, 5.00%, 2/1/2031	1,130,000	1,344,013
Series D, 5.00%, 2/1/2034	115,000	135,034
Series D, 5.00%, 2/1/2038	2,000,000	2,304,800
Series E, 5.00%, 2/1/2022	825,000	950,408
Series E, 5.00%, 2/1/2031	2,185,000	2,585,576
Series E, 5.00%, 2/1/2032	300,000	354,801
Series R, 5.00%, 8/1/2024	350,000	423,147
Series R-2013A, 5.00%, 7/1/2018	150,000	154,460
Series R-2013A, 5.00%, 7/1/2023	315,000	367,662
Series R-2015-C, 5.00%, 7/1/2030	705,000	831,844
Series R-2015E, 5.00%, 7/1/2033	3,395,000	3,963,900
Series R-2017A, 4.00%, 8/1/2019	100,000	105,307
Series R-H, 5.00%, 7/1/2030	2,165,000	2,554,527

		94,334,627

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	100,000	102,662

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2022	$625,000	$724,331
Series A, 5.00%, 11/1/2022	680,000	795,573
Series A, 5.00%, 6/1/2024	140,000	168,293
Series A, 5.00%, 6/1/2025	165,000	201,041

		1,991,900

WISCONSIN — 1.4%
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	222,166
Series N2, 4.00%, 3/1/2025	100,000	114,825
Series N2, 4.00%, 3/1/2026	125,000	144,369
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	135,000	158,776
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	1,000,000	1,209,080
5.00%, 6/1/2029	3,300,000	3,989,964
5.00%, 6/1/2030	1,750,000	2,115,890
5.00%, 6/1/2031	4,130,000	4,993,500
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2019	145,000	154,793
Series 1, 5.00%, 7/1/2022	315,000	336,505
Series 1, 5.00%, 7/1/2024	325,000	347,188
Series 1, 5.00%, 7/1/2031	210,000	240,731
Series 1-REF, 5.00%, 7/1/2026	4,000,000	4,972,720
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	500,000	532,430
Series A, 5.00%, 6/1/2027	250,000	304,012
Series A, 5.00%, 6/1/2029	140,000	168,699
Series A, 5.00%, 6/1/2030	150,000	179,342
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	355,000	401,966
Series 1, 5.00%, 5/1/2022	350,000	405,678
Series 1, 5.00%, 11/1/2022	925,000	1,084,683
Series 1, 5.00%, 11/1/2027	215,000	258,968
Series 3, 5.00%, 11/1/2022	100,000	117,263
Series 3, 5.00%, 11/1/2025	255,000	297,254
Series 4, 5.00%, 5/1/2025	145,000	176,133
Series 4, 5.00%, 5/1/2026	175,000	211,668
Series A, 5.00%, 5/1/2024	660,000	769,762
Series A, 5.00%, 5/1/2025	855,000	1,007,019
Series B, 5.00%, 5/1/2025	550,000	604,362
Series B, 4.00%, 5/1/2023	355,000	401,501
Series B, 5.00%, 5/1/2022	760,000	860,548
Series B, 5.00%, 5/1/2023	1,495,000	1,649,123
Series B, 5.00%, 5/1/2028	100,000	116,004
Series B, 5.00%, 5/1/2029	160,000	185,606
Series B, 5.00%, 5/1/2030	2,525,000	2,929,101
Series D, 4.00%, 5/1/2029	105,000	115,973
Series D, 5.00%, 5/1/2033	2,990,000	3,492,081

		35,269,683

TOTAL MUNICIPAL BONDS & NOTES
(Cost $2,391,459,805)		2,425,705,133

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (f) (g) (Cost $13,862,355)	13,862,355	$13,862,355

TOTAL INVESTMENTS — 99.8% (Cost $2,405,322,160)		2,439,567,488
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,846,363

NET ASSETS — 100.0%		$2,445,413,851

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $533,610 representing less than 0.05% of net assets.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.16%
Assured Guaranty Municipal Corp.	0.41%

(d)	When-issued security.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2017.

COPs = Certificates of Participation

ETM = Escrowed to Maturity

GARVEE = Grant Anticipation Revenue Vehicles

VRN = Variable Rate Note

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$18,586,216	$—	$18,586,216
Alaska	—	3,808,996	—	3,808,996
Arizona	—	41,522,642	—	41,522,642
Arkansas	—	6,068,685	—	6,068,685
California	—	491,326,113	—	491,326,113
Colorado	—	38,379,550	—	38,379,550
Connecticut	—	12,337,405	—	12,337,405
Delaware	—	7,260,001	—	7,260,001
District of Columbia	—	29,522,676	—	29,522,676
Florida	—	77,080,604	—	77,080,604
Georgia	—	53,578,939	—	53,578,939
Hawaii	—	34,022,526	—	34,022,526
Illinois	—	41,846,220	—	41,846,220
Indiana	—	11,294,362	—	11,294,362
Iowa	—	3,255,783	—	3,255,783
Kansas	—	12,433,871	—	12,433,871
Kentucky	—	7,943,536	—	7,943,536
Louisiana	—	17,271,144	—	17,271,144
Maine	—	1,578,343	—	1,578,343
Maryland	—	78,817,883	—	78,817,883
Massachusetts	—	118,805,241	—	118,805,241
Michigan	—	20,623,148	—	20,623,148
Minnesota	—	33,466,677	—	33,466,677
Mississippi	—	7,845,938	—	7,845,938
Missouri	—	10,088,338	—	10,088,338
Nebraska	—	7,588,042	—	7,588,042
Nevada	—	19,874,460	—	19,874,460
New Hampshire	—	1,804,210	—	1,804,210
New Jersey	—	10,237,752	—	10,237,752
New Mexico	—	8,409,334	—	8,409,334
New York	—	472,549,475	—	472,549,475
North Carolina	—	36,944,230	—	36,944,230
Ohio	—	52,677,466	—	52,677,466
Oklahoma	—	6,093,179	—	6,093,179
Oregon	—	38,610,936	—	38,610,936
Pennsylvania	—	45,681,077	—	45,681,077
Rhode Island	—	3,775,524	—	3,775,524
South Carolina	—	7,384,441	—	7,384,441
South Dakota	—	566,715	—	566,715
Tennessee	—	26,976,537	—	26,976,537
Texas	—	305,444,463	—	305,444,463
Utah	—	8,881,840	—	8,881,840
Virginia	—	61,844,405	—	61,844,405
Washington	—	94,334,627	—	94,334,627
West Virginia	—	1,991,900	—	1,991,900
Wisconsin	—	35,269,683	—	35,269,683
Short-Term Investment	13,862,355	—	—	13,862,355

TOTAL INVESTMENTS	$13,862,355	$2,425,705,133	$—	$2,439,567,488

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,583,642	$2,583,642	$106,239,825	$94,961,112	$—	$—	13,862,355	$13,862,355	$19,037

TOTAL		$2,583,642	$106,239,825	$94,961,112	$—	$—		$13,862,355	$19,037

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.3%
Alabama, Federal Aid Highway Finance Authority Series A, 5.00%, 9/1/2022	$3,000,000	$3,506,160
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	165,000	179,263
Series B, 5.00%, 1/1/2021	195,000	218,574
Series B, 5.00%, 1/1/2022	1,320,000	1,518,660
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	2,855,000	3,059,132
Series A, 5.00%, 8/1/2022	600,000	700,176

		9,181,965

ALASKA — 0.3%
Alaska, State General Obligation Series B, 5.00%, 8/1/2020	750,000	828,112
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	590,123
Series B, 5.00%, 9/1/2020	8,840,000	9,798,079

		11,216,314

ARIZONA — 2.4%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	134,798
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue 5.00%, 7/1/2019	5,640,000	6,025,043
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	2,900,000	3,205,718
Series B, 5.00%, 7/1/2019	5,030,000	5,373,398
Series B, 5.00%, 7/1/2020	1,450,000	1,603,686
Series B, 5.00%, 7/1/2021	245,000	279,082
Series B, 5.00%, 7/1/2022	155,000	180,601
Arizona, School Facilities Board Lease Revenue Series A, COPs, 5.00%, 9/1/2019	100,000	107,493
Arizona, State Salt River Project Agricultural Improvement & Power District Series A, 5.00%, 1/1/2020	135,000	146,858
Arizona, State Transportation Board, Excise Tax Revenue:
5.00%, 7/1/2019	4,250,000	4,540,912
5.00%, 7/1/2022	4,110,000	4,801,220
Arizona, State Transportation Board, Highway Revenue:
Series A, 3.50%, 7/1/2020	4,450,000	4,744,145
Series A, 5.00%, 7/1/2021	195,000	222,357
Series A, 5.00%, 7/1/2022	2,795,000	3,265,063
Chandler, AZ, General Obligation 3.00%, 7/1/2019	870,000	899,702
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	16,180,000	18,844,361
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2019	500,000	534,315

5.00%, 7/1/2020	270,000	298,231
5.00%, 7/1/2021	265,000	301,551
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.25%, 7/1/2019	1,550,000	1,662,204
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	740,000	778,554
Phoenix, AZ, General Obligation:
4.00%, 7/1/2021	315,000	346,465
5.00%, 7/1/2019	635,000	678,466
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,000,000	6,594,720
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,065,380
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	193,148
5.00%, 7/1/2021	2,055,000	2,333,576
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	8,795,000	9,095,261
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	105,000	116,009
State of Arizona COPs, 5.00%, 10/1/2021	6,000,000	6,856,380

		85,228,697

ARKANSAS — 0.4%
Arkansas, State General Obligation:
3.25%, 6/15/2022	1,555,000	1,667,675
4.00%, 6/15/2020	7,125,000	7,675,050
5.00%, 4/1/2019	2,705,000	2,862,188
5.00%, 4/1/2020	250,000	274,120
5.00%, 6/15/2021	1,965,000	2,233,655

		14,712,688

CALIFORNIA — 18.8%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	705,880
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,175,200
5.00%, 3/1/2020	190,000	208,154
5.00%, 3/1/2021	220,000	248,725
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	800,000	891,304
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2019	2,000,000	2,075,960
3.00%, 8/1/2020	1,250,000	1,318,450
3.00%, 8/1/2021	3,000,000	3,209,550
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	22,800,000	25,483,788
5.00%, 10/1/2021	8,415,000	9,690,546

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

California Municipal Finance Authority Series A, 5.00%, 10/1/2020	$195,000	$217,341
California, Bay Area Toll Authority Revenue Series C, 1.88%, 4/1/2047 (a)	28,215,000	28,430,563
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	80,645
Series C, 2.10%, 4/1/2045 (a)	13,000,000	13,311,480
VRN, 1.38%, 4/1/2053 (a)	11,000,000	11,005,390
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2021	100,000	114,072
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018 (b)	7,575,000	7,850,521
Series AS, 5.00%, 12/1/2021	1,095,000	1,265,798
Series AW, 5.00%, 12/1/2021	2,010,000	2,323,520
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	187,444
Series O, 5.00%, 5/1/2021	2,150,000	2,445,797
Series O, 5.00%, 5/1/2022	510,000	595,078
California, State General Obligation:
3.00%, 9/1/2019	1,100,000	1,141,107
4.00%, 12/1/2030 (a)	13,965,000	15,329,660
5.00%, 2/1/2018	150,000	152,057
5.00%, 10/1/2018	2,390,000	2,487,512
5.00%, 11/1/2018	305,000	318,481
5.00%, 8/1/2019	5,400,000	5,789,124
5.00%, 10/1/2019	950,000	1,025,050
5.00%, 11/1/2019	250,000	270,510
5.00%, 12/1/2019	18,980,000	20,598,804
5.00%, 2/1/2020	255,000	278,223
5.00%, 3/1/2020	120,000	131,285
5.00%, 8/1/2020	53,225,000	59,019,605
5.00%, 9/1/2020	100,000	111,173
5.00%, 10/1/2020	10,000,000	11,145,700
5.00%, 12/1/2020	290,000	324,942
5.00%, 2/1/2021	920,000	1,035,304
5.00%, 3/1/2021	345,000	389,177
5.00%, 8/1/2021	10,085,000	11,514,347
5.00%, 9/1/2021	10,040,000	11,489,174
5.00%, 9/1/2022	3,530,000	4,129,217
5.00%, 11/1/2022	25,000,000	29,342,500
Series A, 5.00%, 9/1/2022	8,000,000	9,358,000
Series B, 5.00%, 8/1/2019	3,550,000	3,805,813
Series B, 5.00%, 9/1/2019	150,000	161,270
Series B, 5.00%, 9/1/2020	20,850,000	23,179,571
Series B, 5.00%, 8/1/2021	10,000,000	11,417,300
Series B, 5.00%, 9/1/2021	13,400,000	15,334,156
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,834,072
Series A, 4.00%, 11/1/2019	2,895,000	3,076,227
Series A, 4.00%, 11/1/2020	2,050,000	2,233,967
Series A, 5.00%, 11/1/2018	3,475,000	3,627,830
Series A, 5.00%, 11/1/2019	4,465,000	4,836,131

Series A, 5.00%, 11/1/2020	5,790,000	6,484,568
Series A, 5.00%, 11/1/2021	4,605,000	5,309,243
Chabot-Las Positas, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2019 (c)	4,000,000	4,222,480
Series A, 4.00%, 8/1/2020 (c)	2,700,000	2,924,100
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	100,000	106,918
Series A, 5.00%, 6/15/2022	2,030,000	2,375,384
Series R1, 5.00%, 6/15/2019	12,185,000	13,027,958
Series R1, 5.00%, 6/15/2021	210,000	239,776
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	264,230
Series B, 5.00%, 3/1/2025	100,000	109,555
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,005,653
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2020	905,000	1,000,568
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,755,000	2,957,713
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,035,000	5,264,395
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	160,000	164,842
Series A, 5.00%, 7/1/2020	21,905,000	24,264,955
Series A, 5.00%, 6/1/2021	105,000	119,735
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	11,960,487
Series C, 5.00%, 8/1/2019	200,000	215,020
Series C, 5.00%, 8/1/2020	3,000,000	3,336,390
Series I, 3.00%, 8/1/2019	2,800,000	2,908,920
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2019	130,000	139,086
Series B, 5.00%, 12/1/2018	10,685,000	11,161,978
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,378,000
Series A, 5.00%, 7/1/2018	285,000	293,755
Series A, 5.00%, 7/1/2019	3,640,000	3,896,365
Series A, 5.00%, 7/1/2020	11,475,000	12,714,300
Series A, 5.00%, 7/1/2022	26,935,000	31,532,535
Series B, 5.00%, 7/1/2019	2,500,000	2,676,075
Series C, 5.00%, 7/1/2019	7,725,000	8,269,072
Series D, 5.00%, 7/1/2019	2,500,000	2,676,075
Series D, 5.00%, 7/1/2020	250,000	277,000
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	1,570,000	1,834,969
Series D, 5.00%, 6/1/2020	3,510,000	3,880,656
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	100,000	111,295

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	$150,000	$158,550
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	3,816,050
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2021	3,090,000	3,536,690
Series A, 5.00%, 8/1/2022	9,965,000	11,684,760
Orange County, CA, Sanitation District Wastewater Revenue Series B, 2.00%, 12/15/2018	9,950,000	10,081,240
Sacramento, CA, Municipal Utility District, Financing Authority Revenue: 5.00%, 7/1/2020	2,250,000	2,489,782
Series D, 5.00%, 8/15/2021	2,390,000	2,736,980
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	135,000	143,629
5.00%, 5/1/2020	1,500,000	1,653,105
Series S1, 3.00%, 5/1/2021	3,260,000	3,471,411
Series S1, 5.00%, 5/1/2021	11,700,000	13,257,504
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2020	1,000,000	1,109,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,010,000	5,527,483
Series A, 5.00%, 5/15/2021	3,200,000	3,643,712
San Diego, CA, Unified School District, General Obligation Series R-3, 5.00%, 7/1/2019	3,525,000	3,772,631
San Francisco Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2019	2,335,000	2,496,535
Series F&C, 5.00%, 6/15/2020	1,035,000	1,145,880
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	555,000	614,624
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	263,970
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,345,000	1,457,671
5.00%, 11/1/2020	125,000	140,116
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	100,000	107,830
San Jose Financing Authority Series A, 5.00%, 6/1/2019	140,000	149,465
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,215,000	1,299,054
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	746,324
Series A, 5.00%, 6/1/2020	750,000	829,200

Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,250,000	1,435,587
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,540,000	8,075,114
Series A, 5.00%, 7/1/2020	610,000	675,880
Series B, 5.00%, 8/1/2022	12,000,000	14,018,160
Series E, 5.00%, 7/1/2021	150,000	171,281
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,873,729
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,300,000	2,491,176
Series A, 5.00%, 11/1/2020	100,000	111,996
Series AF, 4.00%, 5/15/2019	3,630,000	3,808,959
Series AO, 5.00%, 5/15/2020	5,025,000	5,555,188
Series AO, 5.00%, 5/15/2021	160,000	182,554
Series I, 5.00%, 5/15/2019	205,000	218,356
Series I, 5.00%, 5/15/2020	8,200,000	9,060,672
Series I, 5.00%, 5/15/2021	110,000	125,421

		669,964,715

COLORADO — 0.3%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	1,447,665
Colorado Springs, CO, Utilities System Revenue:
Series C-1, 5.00%, 11/15/2019	150,000	162,303
Series C-1, 5.00%, 11/15/2020	2,680,000	2,994,096
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	3,070,000	3,531,298
Series B, 4.00%, 12/1/2020	120,000	130,585
Series B, ETM, 4.00%, 12/1/2017 (b)	470,000	472,336
Eagle County School District No. Re50J, General Obligation:
5.00%, 12/1/2020	1,700,000	1,903,711
5.00%, 12/1/2021	1,200,000	1,378,728
University of Colorado, Revenue 5.25%, 6/1/2036	100,000	114,579

		12,135,301

CONNECTICUT — 1.3%
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4, 1.20%, 7/1/2049 (a)	9,100,000	9,110,738
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,345,000	6,329,709
Series A-2, 5.00%, 7/1/2042 (a)	13,500,000	15,635,565
Series U1, 1.00%, 7/1/2033 (a)	5,660,000	5,651,736
Series U2, 1.00%, 7/1/2033 (a)	4,830,000	4,822,948
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,010,000	3,388,989

		44,939,685

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	$305,000	$344,275
Series B, 5.00%, 2/1/2021	405,000	456,042
Series B, 5.00%, 7/1/2022	3,615,000	4,217,512
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,780,000	1,901,521
5.00%, 7/1/2020	10,750,000	11,870,902
5.00%, 7/1/2021	1,945,000	2,212,496
5.00%, 7/1/2022	400,000	465,468

		21,468,216

DISTRICT OF COLUMBIA — 0.6%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,625,000	2,889,810
Series A, 5.00%, 6/1/2021	1,955,000	2,215,015
Series D, 5.00%, 6/1/2019	100,000	106,589
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,521,026
Series A, 5.00%, 12/1/2019	1,550,000	1,679,766
Series A, 5.00%, 12/1/2020	2,810,000	3,143,912
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,908,681
Washington, Metropolitan Area Transit Authority Series B, 5.00%, 7/1/2022	2,500,000	2,901,700

		20,366,499

FLORIDA — 3.5%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	125,961
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	150,000	165,632
Series B, 5.00%, 6/1/2019	7,260,000	7,732,118
Series B, 5.00%, 6/1/2020	180,000	198,758
Series E, 5.00%, 6/1/2019	2,575,000	2,742,452
Series E, 5.00%, 6/1/2021	175,000	199,490
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	475,000	488,761
Series A, 5.00%, 7/1/2019	620,000	661,100
Series A, 5.00%, 7/1/2021	150,000	169,923
Series B, 5.00%, 7/1/2021	12,645,000	14,324,509
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,275,000	1,407,217
Series A, 5.00%, 7/1/2020	5,395,000	5,954,461
Series A, 5.00%, 7/1/2021	12,265,000	13,937,333
Florida, State Department of Environmental Protection, Preservation Revenue 5.00%, 7/1/2019	1,150,000	1,229,131
Florida, State Department of Management Services:
Series A, 5.00%, 9/1/2020	7,000,000	7,773,570

Series A, 5.00%, 9/1/2022	13,315,000	15,575,221
Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,229,066
Florida, State General Obligation:
5.00%, 7/1/2019	400,000	427,668
5.00%, 7/1/2020	10,030,000	11,104,614
Series A, 5.00%, 6/1/2022	2,065,000	2,409,442
Series C, 5.00%, 6/1/2018	340,000	349,051
Series C, 5.00%, 6/1/2020	450,000	496,895
Series C, 5.00%, 6/1/2021	100,000	113,994
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2022	3,000,000	3,482,040
Series B, 5.00%, 7/1/2018	240,000	247,171
Series C, 5.00%, 7/1/2019	10,000,000	10,684,500
Jacksonville, FL, Revenue Series B, 5.00%, 10/1/2017	45,000	45,000
Jacksonville, FL, Special Tax Revenue Series C, 5.00%, 10/1/2020	595,000	661,491
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	125,000	130,876
Series A, 5.00%, 10/1/2018	100,000	103,989
Series A, 5.00%, 10/1/2019	2,015,000	2,171,263
Series A, ETM, 4.00%, 10/1/2020 (b)	105,000	113,816
Series D, 5.00%, 10/1/2018	100,000	103,938
Series D, 5.00%, 10/1/2019	145,000	155,916
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	1,250,000	1,299,862
Series A, 5.00%, 10/1/2019	445,000	479,234
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2019	175,000	186,979
Series A, 5.00%, 7/1/2021	3,545,000	4,032,544
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2020	110,000	121,375
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	134,616
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	180,000	188,903
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	103,989
Series A, 5.00%, 10/1/2021	3,070,000	3,512,049
Palm Beach County, School District Lease Revenue:
Series B, COPs, 5.00%, 8/1/2019	135,000	144,397
Series B, COPs, 5.00%, 8/1/2020	850,000	940,032
South Florida Water Management District:
COPs, 5.00%, 10/1/2019	125,000	134,463
COPs, 5.00%, 10/1/2020	2,000,000	2,217,880
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	129,961

		126,342,651

GEORGIA — 2.6%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	110,000	126,480

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	$170,000	$189,734
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	7,420,000	8,301,719
Georgia, State General Obligation:
Series A, 5.00%, 1/1/2020	2,510,000	2,730,478
Series A, 5.00%, 1/1/2021	2,575,000	2,891,545
Series A, 5.00%, 2/1/2022	2,625,000	3,032,400
Series A-1, 5.00%, 2/1/2022	5,430,000	6,272,736
Series C, 5.00%, 10/1/2020	3,025,000	3,370,637
Series C, 5.00%, 10/1/2021	9,830,000	11,274,322
Series C, 5.00%, 7/1/2022	11,700,000	13,644,189
Gwinnett County, GA, School District, General Obligation:
3.00%, 2/1/2019	410,000	420,894
5.00%, 2/1/2019	1,000,000	1,052,890
5.00%, 2/1/2020	1,305,000	1,423,846
5.00%, 8/1/2020	305,000	338,205
5.00%, 2/1/2021	8,000,000	9,005,440
5.00%, 8/1/2021	5,000,000	5,710,700
5.00%, 2/1/2022	9,775,000	11,292,080
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	3,515,000	3,787,588
5.00%, 10/1/2021	6,015,000	6,876,047

		91,741,930

HAWAII — 1.0%
City & County of Honolulu, HI, General Obligation:
Series B, 5.00%, 11/1/2018	150,000	156,465
Series B, 5.00%, 10/1/2019	3,000,000	3,232,650
Series D, 5.00%, 9/1/2022	4,710,000	5,494,921
Hawaii, State General Obligation:
4.00%, 5/1/2022	3,250,000	3,621,865
Series EA, 4.00%, 12/1/2017	125,000	125,634
Series EH, 5.00%, 8/1/2019	150,000	160,782
Series EH, 5.00%, 8/1/2020	305,000	337,306
Series EO, 5.00%, 8/1/2019	3,000,000	3,215,640
Series EP, 5.00%, 8/1/2019	470,000	503,784
Series EY, 5.00%, 10/1/2020	6,850,000	7,613,364
Series EZ, 5.00%, 10/1/2020	5,000,000	5,557,200
Series FB, 5.00%, 4/1/2020	285,000	311,904
Series FB, 5.00%, 4/1/2021	5,000,000	5,642,800
Honolulu, HI, City & County, General Obligation Series B, 5.00%, 10/1/2018	150,000	155,968

		36,130,283

ILLINOIS — 1.5%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,157,600
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	107,385
4.00%, 1/1/2019	1,805,000	1,870,630

5.00%, 7/1/2018	110,000	113,312
5.00%, 1/1/2019	1,655,000	1,735,582
5.00%, 7/1/2019	5,495,000	5,865,143
5.00%, 1/1/2020	425,000	461,541
5.00%, 7/1/2020	125,000	137,891
5.00%, 1/1/2021	215,000	240,407
5.00%, 7/1/2021	1,520,000	1,723,072
5.00%, 1/1/2022	300,000	343,680
5.00%, 7/1/2022	2,000,000	2,316,380
Series A, 5.00%, 10/1/2019	1,040,000	1,118,728
Series A, 5.00%, 10/1/2021	655,000	747,663
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	14,200,000	16,291,944
Illinois, State Revenue:
Series A, 5.00%, 6/15/2021	8,825,000	9,784,454
Series C, 4.00%, 6/15/2021	2,625,000	2,817,097
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	350,000	369,992
5.00%, 6/15/2020	3,145,000	3,411,602
Series C, 5.00%, 6/15/2022	150,000	169,366
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2021	155,000	177,207
Series B, 5.00%, 12/1/2017	300,000	302,022
Series B, 5.00%, 12/1/2018	500,000	522,785

		52,785,483

INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	418,418
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2027	1,425,000	1,602,099
Series B, 5.00%, 2/1/2019	1,000,000	1,053,160
Series B, 5.00%, 2/1/2021	2,960,000	3,328,905
Series C, 5.00%, 12/1/2021	3,510,000	4,040,501
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	465,062

		10,908,145

IOWA — 0.3%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2018	140,000	144,651
5.00%, 8/1/2019	1,130,000	1,210,366
5.00%, 8/1/2022	4,365,000	5,087,145
Iowa, State Revenue:
5.00%, 6/15/2022	160,000	185,634
Series A, 5.00%, 6/1/2021	2,795,000	3,165,673

		9,793,469

KANSAS — 0.6%
Johnson County, Unified School District No. 233, General Obligation:
Series A, 5.00%, 9/1/2021	1,620,000	1,848,501
Series B, 5.00%, 9/1/2022	1,600,000	1,866,640
Johnson County, Unified School District No. 512 Shawnee Mission, General Obligation Series A, 2.00%, 10/1/2020	500,000	514,865

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2020 (c)	$5,000,000	$5,545,900
Series A, 5.00%, 9/1/2021	8,200,000	9,366,696
Series B, 5.00%, 9/1/2019	220,000	236,571
Series C, 5.00%, 9/1/2020	350,000	388,360
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	145,000	150,327

		19,917,860

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2019	1,065,000	1,134,832
Series A, 5.00%, 7/1/2021	2,105,000	2,381,281
Series A, 5.00%, 7/1/2022	6,250,000	7,192,313
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series B, 5.00%, 7/1/2022	200,000	230,154

		10,938,580

LOUISIANA — 0.3%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,963,970
Series C, 5.00%, 8/1/2019	2,545,000	2,722,157
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,063,210
Series A, 5.00%, 6/15/2020	120,000	131,842

		11,881,179

MAINE — 0.4%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2021	7,885,000	8,964,062
Series B, 5.00%, 6/1/2019	1,000,000	1,065,200
Series B, 5.00%, 6/1/2020	4,205,000	4,637,358

		14,666,620

MARYLAND — 6.2%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	207,978
5.00%, 4/1/2019	6,480,000	6,864,523
5.00%, 4/1/2020	14,650,000	16,071,050
Baltimore County, MD COPs, 5.00%, 10/1/2021	1,830,000	2,088,121
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	107,225
5.00%, 2/1/2020	500,000	545,415
5.00%, 8/1/2021	2,000,000	2,282,660
Harford County, MD, General Obligation Series B, 5.00%, 2/1/2019	965,000	1,016,164
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,185,140

Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	340,668
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	12,241,911
Maryland, State Department of Transportation:
4.00%, 9/1/2021	5,000,000	5,527,250
5.00%, 2/1/2019	1,800,000	1,894,950
5.00%, 12/1/2019	110,000	119,308
5.00%, 2/1/2020	240,000	261,739
5.00%, 6/1/2020	155,000	170,852
5.00%, 12/15/2020	16,325,000	18,304,733
5.00%, 2/1/2021	1,625,000	1,827,524
5.00%, 5/1/2022	9,705,000	11,262,944
5.00%, 9/1/2022	15,000,000	17,554,050
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2018	150,000	154,013
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	107,775
4.50%, 8/1/2019	2,040,000	2,169,356
5.00%, 8/1/2020	4,235,000	4,692,295
5.00%, 6/1/2021	15,755,000	17,886,809
5.00%, 8/1/2021	115,000	131,207
5.00%, 6/1/2022	11,500,000	13,367,255
Series A, 4.00%, 8/1/2019	625,000	658,988
Series A, 5.00%, 3/1/2019	2,200,000	2,324,256
Series A, 5.00%, 8/1/2019	760,000	815,054
Series A, 5.00%, 3/1/2020	1,000,000	1,093,290
Series A, 5.00%, 8/1/2020	135,000	149,577
Series A, 5.00%, 3/1/2021	12,935,000	14,582,143
Series A, 5.00%, 8/1/2021	1,425,000	1,625,825
Series A, 5.00%, 3/1/2022	5,075,000	5,865,583
Series A, 5.00%, 8/1/2022	5,000,000	5,837,350
Series A, 5.00%, 3/1/2024	100,000	112,519
Series B, 5.00%, 8/1/2020	150,000	166,197
Series B, 4.50%, 8/1/2019	3,170,000	3,371,010
Series B, 4.50%, 8/1/2021	185,000	207,624
Series B, 5.00%, 8/1/2021	435,000	496,305
Series B, 5.00%, 8/1/2022	10,000,000	11,674,700
Series C, 5.00%, 8/1/2019	485,000	520,133
Series C, 5.00%, 8/1/2021	505,000	576,170
Series C, 5.00%, 8/1/2022	2,660,000	3,105,470
Series E -REF, 5.00%, 8/1/2019	115,000	123,331
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2017	315,000	316,024
Series A, 5.00%, 11/1/2019	11,650,000	12,600,756
Series A, 5.00%, 11/1/2021	2,300,000	2,642,815
Series B, 5.00%, 11/1/2020	4,800,000	5,361,840
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,189,551
Series B, 4.00%, 3/1/2019	350,000	364,826
Series B, 4.00%, 7/15/2020	840,000	907,066
Washington Suburban Sanitary Commission 5.00%, 6/1/2020	100,000	110,282

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2020	$2,585,000	$2,850,790
5.00%, 6/1/2022	500,000	581,675

		219,614,065

MASSACHUSETTS — 3.9%
Boston, MA, General Obligation: 5.00%, 3/1/2019	200,000	211,268
Series A, 5.00%, 3/1/2020	150,000	164,106
Series A, 5.00%, 4/1/2020	1,500,000	1,645,500
Series A, 5.00%, 4/1/2022	1,685,000	1,958,728
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2018	440,000	449,860
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,222,884
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2020	545,000	604,334
5.00%, 8/1/2022	1,500,000	1,753,500
Series 16B, 5.00%, 8/1/2018	100,000	103,347
Series 17A, 5.00%, 2/1/2020	3,840,000	4,189,709
Series 20, 5.00%, 2/1/2022	1,050,000	1,212,960
Massachusetts, State Federal Highway Revenue Series A, 5.00%, 6/15/2021	7,200,000	7,951,718
Massachusetts, State General Obligation:
Series A, 5.00%, 12/1/2018	7,000,000	7,325,640
Series A, 5.00%, 3/1/2019	150,000	158,385
Series A, 5.00%, 12/1/2019	370,000	401,062
Series A, 5.00%, 3/1/2021	10,135,000	11,418,294
Series A, 5.00%, 7/1/2021	5,000,000	5,685,700
Series A, 5.00%, 3/1/2022	1,555,000	1,795,077
Series A, 5.00%, 7/1/2022	2,865,000	3,332,482
Series C, 5.00%, 8/1/2019	10,000,000	10,716,900
Series C, 5.00%, 10/1/2021	10,000,000	11,448,300
Series C, 5.00%, 10/1/2022	7,910,000	9,253,988
Series D, 5.00%, 4/1/2022	1,780,000	2,059,033
Series D-1-R, VRN, 1.05%, 8/1/2043 (a)	750,000	746,535
Series D-2-R, VRN, 1.70%, 8/1/2043 (a)	13,300,000	13,373,815
Series E, 4.00%, 9/1/2021	100,000	110,464
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	9,795,000	11,189,122
Series B, 4.00%, 8/15/2020	125,000	135,200
Series B, 5.00%, 8/15/2019	2,140,000	2,298,296
Series B, 5.00%, 8/15/2020	3,575,000	3,967,356
Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2020	165,000	181,919
Series A, 5.00%, 6/1/2021	2,290,000	2,602,516
Massachusetts, State Water Resources Authority Revenue Series C, 4.00%, 8/1/2022	8,430,000	9,445,394

University of Massachusetts, Building Authority Revenue Series 2, 5.00%, 11/1/2021	6,055,000	6,947,083

		139,060,475

MICHIGAN — 1.0%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,671,232
Michigan, State Building Authority Revenue:
Series I, 5.00%, 10/15/2018	1,105,000	1,150,084
Series I, 5.00%, 4/15/2019	320,000	339,174
Series I, 5.00%, 4/15/2020	4,665,000	5,108,455
Series I, 5.00%, 10/15/2021	1,500,000	1,712,310
Michigan, State Finance Authority Revenue:
5.00%, 1/1/2019	275,000	288,601
5.00%, 10/1/2019	245,000	264,051
5.00%, 10/1/2021	4,575,000	5,239,519
Series A, 4.00%, 1/1/2018	490,000	493,695
Series A, 5.00%, 1/1/2018	150,000	151,496
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	209,162
Series A, 5.00%, 12/1/2020	3,690,000	4,132,173
Series A, 5.00%, 12/1/2021	3,000,000	3,452,100
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2018	145,000	151,406
5.00%, 11/15/2019	4,070,000	4,403,821
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,475,465
Series A, 4.00%, 4/1/2019	1,500,000	1,567,275
Series A, 5.00%, 4/1/2020	1,715,000	1,881,355
Series A, 5.00%, 4/1/2021	1,030,000	1,165,445
Series A, 5.00%, 4/1/2022	1,355,000	1,571,258

		36,428,077

MINNESOTA — 1.9%
Minnesota, State General Fund Revenue Series B, 5.00%, 3/1/2021	410,000	460,598
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	396,732
Series A, 5.00%, 8/1/2019	350,000	375,288
Series A, 5.00%, 8/1/2020	1,100,000	1,216,831
Series A, 5.00%, 8/1/2022	13,070,000	15,232,301
Series B, 5.00%, 8/1/2019	1,175,000	1,258,119
Series D, 5.00%, 10/1/2019	330,000	355,387
Series D, 5.00%, 8/1/2020	345,000	381,642
Series E, 3.00%, 8/1/2021	125,000	133,054
Series F, 5.00%, 10/1/2020	745,000	828,254
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,945,489
Series B, 3.00%, 3/1/2021	6,320,000	6,705,583
Minnesota, State Revenue Series A, 5.00%, 6/1/2020	155,000	170,508
Minnesota, State Revenue, General Obligation Series D, 5.00%, 8/1/2021	10,305,000	11,736,468

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2020	$5,000,000	$5,451,700
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,475,000	1,607,543
Series A, 5.00%, 2/1/2021	4,795,000	5,382,579
State of Minnesota Series A, 5.00%, 8/1/2019	350,000	375,288
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,612,767
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	265,000	274,972

		67,901,103

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	922,284
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	504,885
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,605,699

		4,032,868

MISSOURI — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	300,000	322,833
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,395,000	1,450,507
Jackson County, MO, State Revenue 5.00%, 12/1/2017	400,000	402,616
Missouri, State Board of Public Buildings, Special Obligation Series A, 4.00%, 10/1/2017	135,000	135,000
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	179,093
Series A, 5.00%, 5/1/2021	10,055,000	11,396,639
Series A, 5.00%, 5/1/2022	200,000	232,106
Series B, 5.00%, 5/1/2019	9,155,000	9,726,730
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2020	13,795,000	15,292,723
5.00%, 8/1/2021	110,000	125,413
University of Missouri, Revenue:
Series A, 4.00%, 11/1/2019	130,000	137,695
Series A, 5.00%, 11/1/2019	710,000	766,566
Series A, 5.00%, 11/1/2021	125,000	143,256

		40,311,177

NEBRASKA — 0.2%
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	475,000	499,995
Series B, 5.00%, 2/1/2020	1,100,000	1,199,913
Series B, 5.00%, 2/1/2021	4,865,000	5,467,919

		7,167,827

NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 6/1/2020	175,000	192,703
5.00%, 11/1/2021	415,000	475,785
Series A, 5.00%, 11/1/2017	500,000	501,605
Series A, 5.00%, 7/1/2018	130,000	133,865
Clark County, NV, Revenue:
5.00%, 7/1/2020	205,000	225,906
5.00%, 7/1/2021	225,000	255,148
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,581,370
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2020	2,605,000	2,868,522
Series A, 5.00%, 6/1/2021	4,490,000	5,087,170
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	515,000	562,401
Series D, 5.00%, 4/1/2020	11,410,000	12,493,037
Nevada, State Highway Improvement Revenue:
4.00%, 12/1/2018	435,000	449,973
5.00%, 12/1/2020	435,000	486,691
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 12/1/2017	460,000	463,068

		33,777,244

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
3.00%, 10/15/2018	125,000	127,576
4.00%, 10/15/2019	6,650,000	7,049,133
5.00%, 10/15/2020	125,000	139,504
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	116,159
Series B, 4.00%, 7/1/2019	50,000	52,578
Series B, 5.00%, 7/1/2022	4,750,000	5,544,105
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	590,000	626,173
Series J, 5.00%, 5/1/2020	165,000	181,043
Series J, 5.00%, 5/1/2021	125,000	140,835

		13,977,106

NEW MEXICO — 1.0%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,078,397
5.00%, 7/1/2021	270,000	307,028
Series A, 5.00%, 7/1/2018	125,000	128,698
Series A, 5.00%, 7/1/2019	1,475,000	1,574,887

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Albuquerque, NM, Municipal School District No. 12, General Obligation Series B, 5.00%, 8/1/2019	$3,940,000	$4,217,218
New Mexico, State Finance Authority Revenue Series D, 5.00%, 6/1/2019	150,000	159,807
New Mexico, State General Obligation:
5.00%, 3/1/2019	7,000,000	7,391,300
5.00%, 3/1/2022	1,090,000	1,259,800
Series B, 5.00%, 3/1/2022	7,500,000	8,650,950
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	345,000	355,336
Series A, 5.00%, 7/1/2021	1,000,000	1,135,560
Series A, 5.00%, 7/1/2022	8,295,000	9,619,445
Series B, 4.00%, 7/1/2019	515,000	541,281

		36,419,707

NEW YORK — 15.4%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	1,045,000	1,169,679
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	106,327
Series A, 5.00%, 5/1/2021	3,275,000	3,703,370
Metropolitan Transportation Authority Revenue:
5.00%, 11/15/2022	8,000,000	9,374,000
Series A, 4.00%, 11/15/2018	340,000	351,604
Series A, 5.00%, 11/15/2019	120,000	129,974
Series A, 5.00%, 11/15/2021	175,000	201,250
Series A2, 5.00%, 11/15/2018	400,000	417,672
Series B, 5.00%, 11/15/2019	125,000	135,198
Series C, 5.00%, 11/15/2021	1,385,000	1,586,753
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,165,000	1,304,963
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,697,500
New York & New Jersey, NY, Port Authority Revenue:
Series 179, 5.00%, 12/1/2018	115,000	120,377
Series 189, 5.00%, 5/1/2019	10,995,000	11,687,025
Series 189, 5.00%, 5/1/2020	3,380,000	3,716,817
New York City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2021	2,190,000	2,513,594
Series A-1, 4.00%, 8/1/2019	1,200,000	1,264,800
Series A-1, 5.00%, 8/1/2019	1,275,000	1,366,877
Series A-1, 5.00%, 8/1/2020	1,125,000	1,246,151
Series B, 5.00%, 11/1/2018	195,000	203,426
Series B, 5.00%, 11/1/2019	360,000	389,146
Series B, 5.00%, 11/1/2020	130,000	145,133
Series B, 5.00%, 11/1/2021	180,000	206,597
Series C, 5.00%, 11/1/2018	440,000	459,012
Series C, 5.00%, 11/1/2019	15,300,000	16,538,688

Series C, 5.00%, 11/1/2020	8,345,000	9,316,441
Series C, 5.00%, 11/1/2021	4,725,000	5,423,166
Series D-1, 5.00%, 2/1/2019	1,885,000	1,984,698
Series E, 5.00%, 11/1/2019	150,000	162,144
Series E-1, 5.00%, 2/1/2020	400,000	436,040
Series F-1, 5.00%, 2/1/2019	1,940,000	2,042,607
Series F-1, 5.00%, 2/1/2021	4,180,000	4,699,490
Series H, 5.00%, 11/1/2018	5,000,000	5,216,050
New York City Water & Sewer System Revenue 4.00%, 6/15/2021	100,000	110,217
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	123,242
Series A, 5.00%, 4/1/2020	125,000	137,028
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2018	325,000	335,244
Series S-1, 5.00%, 7/15/2021 (b)	1,015,000	1,157,222
Series S-2, 5.00%, 7/15/2020	1,500,000	1,658,160
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	17,589,450
Series I, 5.00%, 5/1/2021	290,000	328,367
New York, NY, General Obligation:
Series 1, 5.00%, 8/1/2020	10,190,000	11,275,337
Series A, 5.00%, 8/1/2018	365,000	377,030
Series A, 5.00%, 8/1/2019	6,395,000	6,851,027
Series A, 5.00%, 8/1/2020	890,000	984,794
Series A, 5.00%, 8/1/2021	640,000	728,646
Series A, 5.00%, 8/1/2022	16,250,000	18,921,825
Series A-1, 3.00%, 8/1/2020	5,345,000	5,617,755
Series A-1, 4.00%, 8/1/2020	10,525,000	11,354,054
Series A-1, 5.00%, 10/1/2020	5,620,000	6,249,833
Series A-1, 5.00%, 8/1/2021	3,360,000	3,825,394
Series B, 4.00%, 8/1/2019	1,210,000	1,274,445
Series B, 5.00%, 8/1/2019	3,575,000	3,829,933
Series B, 5.00%, 8/1/2020	180,000	199,172
Series C, 5.00%, 8/1/2018	285,000	294,394
Series C, 5.00%, 8/1/2022	4,310,000	5,018,650
Series D, 5.00%, 8/1/2019	190,000	203,549
Series D, 5.00%, 8/1/2020	135,000	149,379
Series E, 5.00%, 8/1/2021	11,110,000	12,648,846
Series G, 5.00%, 8/1/2019	2,820,000	3,021,094
Series G-1, 5.00%, 4/1/2019 (b)	1,185,000	1,255,318
Series H, 5.00%, 8/1/2021	2,315,000	2,635,651
Series I, 5.00%, 3/1/2021	5,370,000	6,042,270
Series I, 5.00%, 8/1/2021	9,030,000	10,280,745
Series J, 5.00%, 8/1/2019	15,040,000	16,112,502
Series J, 5.00%, 8/1/2020	4,155,000	4,597,549
Series J, 5.00%, 8/1/2021	225,000	256,165
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
3.00%, 12/1/2018	235,000	240,492
4.00%, 12/1/2018	1,040,000	1,076,286

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 5.00%, 10/15/2018	$15,590,000	$16,239,324
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	135,759
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	192,507
Series A, 4.00%, 10/1/2017 (d)	380,000	380,000
Series A, 5.00%, 12/15/2018	195,000	204,255
Series A, 5.00%, 2/15/2019	405,000	426,761
Series A, 5.00%, 2/15/2021	530,000	596,250
Series A, 5.00%, 7/1/2021	2,590,000	2,939,080
Series A, 5.00%, 12/15/2021	1,800,000	2,070,540
Series A, 5.00%, 2/15/2022	7,850,000	9,053,719
Series A, 5.00%, 3/15/2022	7,500,000	8,681,925
Series A, 5.00%, 7/1/2022	1,920,000	2,239,046
Series B, 5.00%, 3/15/2021	100,000	112,768
Series B, 5.00%, 10/1/2019	4,275,000	4,613,623
Series B, 5.00%, 10/1/2020	2,790,000	3,113,166
Series C, 5.00%, 3/15/2020	2,205,000	2,413,417
Series C, 5.00%, 6/15/2020	6,125,000	6,756,916
Series E, 5.00%, 2/15/2018	415,000	421,146
Series E, 5.00%, 3/15/2020	1,045,000	1,143,773
Series E, 5.00%, 2/15/2022	5,175,000	5,968,535
Series F, 5.00%, 10/1/2017 (d)	305,000	305,000
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	4,059,310
Series A, 5.00%, 3/15/2020	285,000	312,084
Series A, 5.00%, 7/1/2020	1,325,000	1,464,297
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 12/15/2020	485,000	543,491
Series A, 5.00%, 2/15/2022	10,000,000	11,533,400
Series C, 5.00%, 3/15/2019	855,000	903,726
Series D, 5.00%, 2/15/2020	615,000	671,328
Series D, 5.00%, 2/15/2021	5,110,000	5,748,750
Series D, 5.00%, 2/15/2022	12,860,000	14,831,952
Series E, 5.00%, 3/15/2021	395,000	445,434
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,105,406
Series A, 5.00%, 3/15/2019	5,395,000	5,702,462
Series A, 5.00%, 3/15/2020	7,510,000	8,223,675
Series A, 5.00%, 3/15/2021	22,815,000	25,761,101
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2020	5,270,000	5,768,120
Series A, ETM, 5.00%, 2/15/2018 (b)	5,000	5,074
Series D, 4.00%, 2/15/2019	325,000	338,062
Series E, 5.00%, 2/15/2019	3,215,000	3,387,742
Series E, 5.00%, 8/15/2019	495,000	530,947
Series E, 5.00%, 2/15/2020	4,875,000	5,321,501
Series E, ETM, 5.00%, 2/15/2018 (b)	5,000	5,074

New York, State Environmental Facilities Corp.:
5.00%, 6/15/2020	430,000	474,969
5.00%, 6/15/2021	3,085,000	3,513,969
Series A, 5.00%, 6/15/2021	375,000	427,144
Series A, 5.00%, 6/15/2020	1,295,000	1,430,431
Series A, 5.00%, 6/15/2022	5,820,000	6,792,813
New York, State General Obligation:
Series C, 5.00%, 4/15/2019	2,530,000	2,686,809
Series C, 5.00%, 4/15/2020	8,485,000	9,331,888
Series E, 5.00%, 12/15/2019	325,000	353,363
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2019	280,000	295,957
Series A, 5.00%, 3/15/2020	2,055,000	2,249,239
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2019	2,900,000	3,065,271
Series A, 5.00%, 3/15/2020	16,160,000	17,687,443
Series A, 5.00%, 3/15/2021	10,040,000	11,321,907
Series A, 5.00%, 3/15/2022	24,810,000	28,661,753
Series A-1, 5.00%, 3/15/2020	300,000	328,356
Series A-1, 5.00%, 3/15/2022	4,315,000	4,984,904
Series C, 5.00%, 3/15/2019	15,000,000	15,854,850
Series D, 5.00%, 3/15/2020	7,410,000	8,110,393
Series D, 5.00%, 3/15/2021	6,065,000	6,839,379
Series D, 5.00%, 3/15/2022	1,255,000	1,449,839
Series E, 5.00%, 3/15/2020	125,000	136,815
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	2,345,000	2,550,516
Series B, 5.00%, 11/15/2018	250,000	261,390
Series B, 5.00%, 11/15/2019	200,000	216,580
Series B, 5.00%, 11/15/2021	1,220,000	1,401,939
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2020	495,000	509,018
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,373,890

		548,058,905

NORTH CAROLINA — 2.3%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	745,000	793,961
Charlotte, NC Series C COPs, 5.00%, 12/1/2018	1,005,000	1,051,753
Guilford County, NC, General Obligation Series A, 5.00%, 2/1/2021	4,035,000	4,543,531
Mecklenburg County, NC, General Obligation Series A, 5.00%, 9/1/2022	3,225,000	3,780,829
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	175,000	188,753
North Carolina, Municipal Power Agency No. 1 Series A, ETM, 4.00%, 1/1/2019 (b)	355,000	368,135

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

North Carolina, Revenue:
Series B, 5.00%, 11/1/2020	$150,000	$167,412
Series C, 5.00%, 5/1/2020	150,000	164,787
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021 (b)	320,000	358,902
North Carolina, State General Obligation:
5.00%, 6/1/2022	3,980,000	4,634,033
Series A, 5.00%, 6/1/2019	3,250,000	3,464,142
Series A, 5.00%, 6/1/2021	140,000	159,159
Series B, 5.00%, 6/1/2020	2,265,000	2,497,887
Series C, 3.75%, 5/1/2019	125,000	130,408
Series C, 5.00%, 5/1/2019	285,000	302,847
Series D, 3.00%, 6/1/2019	6,185,000	6,389,291
Series D, 4.00%, 6/1/2021	10,000,000	11,011,200
Series E, 5.00%, 5/1/2019	14,665,000	15,585,669
Series E, 5.00%, 5/1/2020	18,225,000	20,046,042
Wake County, NC, Revenue Series A, 5.00%, 12/1/2021	4,380,000	5,036,212

		80,674,953

OHIO — 2.7%
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	303,911
Series 2012-3, 5.00%, 8/15/2018	320,000	331,126
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2017	190,000	191,262
Series A, 5.00%, 12/1/2019	1,660,000	1,798,228
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	7,085,054
Series 2016-1 GARVEE, 5.00%, 12/15/2021	2,500,000	2,866,900
Series A, 4.00%, 5/1/2021	10,290,000	11,295,950
Series A, 5.00%, 9/15/2019	3,075,000	3,311,314
Series A, 5.00%, 9/15/2020	810,000	900,696
Series A, 5.00%, 2/1/2021	100,000	112,463
Series A, 5.00%, 9/15/2021	7,645,000	8,752,837
Series A, 5.00%, 3/15/2022	5,535,000	6,399,456
Series A, 5.00%, 5/1/2025	260,000	302,240
Series B, 5.00%, 9/15/2019	20,000	21,537
Series B, 5.00%, 8/1/2021	2,150,000	2,452,999
Series C, 3.00%, 11/1/2020	11,385,000	12,023,585
Series C, 4.00%, 11/1/2021	1,575,000	1,745,998
Series R, 5.00%, 5/1/2019	2,075,000	2,205,268
Series R, 5.00%, 5/1/2022	9,315,000	10,796,830
Series S, 5.00%, 5/1/2021	2,260,000	2,559,857
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	220,000	245,722
Series 1, 4.00%, 12/15/2019	125,000	132,659
Series 1, 5.00%, 12/15/2020	1,570,000	1,753,564
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	2,983,472
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	4,000,000	4,282,440

Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	110,000	117,211
Series A, 5.00%, 12/1/2019	1,500,000	1,626,585
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	150,000	159,832
Series B, 5.00%, 12/1/2018	575,000	601,686
Series B, 5.00%, 12/1/2020	240,000	268,601
Series B, 5.00%, 6/1/2022	7,070,000	8,217,956

		95,847,239

OKLAHOMA — 0.1%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2019	150,000	160,268
Oklahoma Water Resources Board 5.00%, 4/1/2022	3,800,000	4,406,480

		4,566,748

OREGON — 1.5%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine General Obligation Series B, 4.00%, 6/15/2019	125,000	131,217
Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	450,000	476,703
Series D, 5.00%, 4/1/2020	720,000	789,653
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2018	1,020,000	1,065,767
Series A, 5.00%, 11/15/2022	2,890,000	3,394,132
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,820,000	10,231,553
Series D, 4.00%, 5/1/2021	6,085,000	6,677,618
Series F, 5.00%, 5/1/2020	1,185,000	1,302,445
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2018	155,000	160,123
Series A, 5.00%, 6/1/2019	150,000	159,858
Series A, 5.00%, 10/1/2019	1,245,000	1,340,778
Series A, 5.00%, 4/1/2020	9,205,000	10,093,098
Series A, 5.00%, 6/1/2021	9,335,000	10,580,196
Series B, 5.00%, 6/15/2022	4,000,000	4,646,800
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,364,662

		52,414,603

PENNSYLVANIA — 2.1%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	330,000	353,242
5.00%, 7/1/2020	1,675,000	1,792,669
Series A, 4.00%, 1/1/2018	145,000	146,086

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 1/1/2019	$1,055,000	$1,093,761
Series A, 5.00%, 7/1/2019	7,520,000	8,030,608
Pennsylvania, State General Obligation:
5.00%, 11/15/2017	510,000	512,428
5.00%, 10/15/2018	105,000	109,240
5.00%, 11/15/2018	150,000	156,541
5.00%, 3/15/2019	8,500,000	8,978,040
5.00%, 10/15/2019	5,770,000	6,212,732
5.00%, 7/1/2021	10,100,000	11,366,540
5.00%, 9/15/2021	15,000,000	16,975,200
Series REF, 5.00%, 7/1/2019	275,000	293,425
Series REF, 5.00%, 1/15/2021	12,610,000	14,027,112
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series AN, 5.00%, 6/15/2018	275,000	282,631
Series AQ, 5.00%, 6/15/2019	2,460,000	2,616,800
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,571,762

		74,518,817

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
5.00%, 9/1/2021	2,880,000	3,292,128
Series A, 4.00%, 5/15/2021	3,070,000	3,332,393
Rhode Island, State General Obligation:
5.00%, 11/1/2018	115,000	119,880
5.00%, 8/1/2019	260,000	278,392

		7,022,793

SOUTH CAROLINA — 0.6%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	7,475,000	8,168,605
Series A, 5.00%, 3/1/2021	205,000	231,031
Charleston Educational Excellence Finance Corp. 5.00%, 12/1/2019	100,000	108,171
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,020,976
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	7,675,000	8,638,596
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,907,339

		23,074,718

TENNESSEE — 0.8%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	2,710,000	3,068,533
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2018	3,150,000	3,286,458
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,000,000	5,521,350
5.00%, 7/1/2022	4,550,000	5,299,248
Series A, 5.00%, 1/1/2021	165,000	185,059
Series C, 5.00%, 7/1/2021	120,000	136,504

Tennessee, State General Obligation Series A, 5.00%, 8/1/2021	2,575,000	2,938,925
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	312,795
5.00%, 11/1/2019	3,150,000	3,407,071
Series B, 5.00%, 11/1/2019	165,000	178,466
Series B, 5.00%, 11/1/2020	3,025,000	3,380,044

		27,714,453

TEXAS — 11.2%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	1,860,000	2,091,198
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (d)	1,050,000	1,083,736
Series C, 3.00%, 2/15/2020 (d)	3,750,000	3,911,475
Series C, 5.00%, 2/15/2021 (d)	2,400,000	2,695,776
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,855,000	3,169,650
5.00%, 9/1/2021	1,350,000	1,543,185
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (d)	105,000	112,448
5.00%, 8/1/2020 (d)	4,000,000	4,428,400
5.00%, 8/1/2022 (d)	4,500,000	5,249,025
Series B, 5.00%, 8/1/2019	3,760,000	4,032,374
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,610,000	1,800,270
Bexar County, TX, Hospital District, General Obligation 5.00%, 2/15/2021	500,000	560,035
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (d)	1,835,000	2,057,934
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	560,000	601,423
5.00%, 8/15/2021	5,025,000	5,713,676
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	175,000	190,899
5.00%, 2/15/2022 (d)	420,000	484,403
Series C, 5.00%, 2/15/2020 (d)	1,310,000	1,429,013
Series C, 5.00%, 2/15/2021 (d)	335,000	376,875
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,449,350
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2019	3,105,000	3,364,951
Series A, 5.00%, 12/1/2020	3,025,000	3,379,469
Series B, 5.00%, 12/1/2021	2,790,000	3,201,888
Series B, 5.00%, 12/1/2022	1,115,000	1,305,676
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,850,000	8,511,205
5.00%, 2/15/2021	4,125,000	4,600,076
Series A, 5.00%, 2/15/2019	1,100,000	1,155,704

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, ETM, 5.00%, 2/15/2018 (b)	$5,000	$5,074
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	250,000	263,398
5.00%, 2/15/2020 (d)	130,000	141,843
5.00%, 2/15/2022 (d)	2,440,000	2,813,027
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	173,935
Series A, 5.00%, 2/15/2021	3,640,000	4,095,000
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,825,432
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2019 (d)	1,235,000	1,324,451
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2019	2,280,000	2,456,814
Series A, 5.00%, 10/1/2020	300,000	333,432
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue 5.00%, 11/1/2020	200,000	222,574
Houston Independent School District Public Facility Corp.:
5.00%, 9/15/2019	4,750,000	5,115,037
5.00%, 9/15/2020	1,175,000	1,301,853
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2020	135,000	150,213
Series A, 5.00%, 10/1/2022	2,700,000	3,161,619
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	4,780,000	5,210,343
Series A, 5.00%, 3/1/2021	12,540,000	14,056,212
Series A, 5.00%, 3/1/2022	375,000	430,470
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	625,000	658,494
5.00%, 2/15/2020 (d)	14,760,000	16,104,636
5.00%, 2/15/2022 (d)	10,720,000	12,344,080
Series A, 5.00%, 2/15/2018 (d)	150,000	152,244
Series A, 5.00%, 2/15/2020 (d)	270,000	294,597
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,767,032
Series A, 5.00%, 2/15/2022 (d)	2,975,000	3,425,712
Series C, 5.00%, 2/15/2019	380,000	400,790
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2018	860,000	898,683
Series C, 5.00%, 5/15/2020	270,000	296,644
Series D, 5.00%, 11/15/2017	480,000	482,261
Series D, 5.00%, 11/15/2019	100,000	108,180
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (d)	100,000	104,005
Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,271,800
Series A, 5.00%, 2/15/2021 (d)	310,000	348,642
Series A, 5.00%, 2/15/2022 (d)	2,860,000	3,298,552
Series D, 5.00%, 2/15/2020 (d)	150,000	163,590

Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	2,815,000	3,070,039
5.00%, 2/15/2022 (d)	170,000	195,911
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (d)	100,000	103,557
Series A, 4.00%, 8/15/2018 (d)	200,000	205,234
Series A, 5.00%, 8/15/2019 (d)	190,000	203,762
Series A, 5.00%, 8/15/2021 (d)	200,000	228,302
Lubbock, TX, General Obligation 5.00%, 2/15/2020	115,000	125,250
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,270,000	3,513,713
5.00%, 9/1/2020	185,000	204,995
Northside, TX, Independent School District, General Obligation:
2.00%, 8/1/2044 (a) (d)	19,015,000	19,271,702
5.00%, 8/1/2021 (d)	1,420,000	1,617,252
Series A, 5.00%, 8/1/2018 (d)	300,000	309,966
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (d)	2,120,000	2,382,011
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	850,000	895,552
5.00%, 2/15/2021 (d)	100,000	112,500
Series A, 5.00%, 2/15/2022 (d)	6,300,000	7,257,348
Series B, 5.00%, 2/15/2020 (d)	11,000,000	12,012,880
Series B, 5.00%, 2/15/2021 (d)	100,000	112,500
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	194,835
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	700,000	737,513
5.00%, 2/15/2020 (d)	675,000	736,655
5.00%, 2/15/2021 (d)	2,930,000	3,296,250
San Antonio, TX, Electric & Gas Revenue:
2.25%, 2/1/2033 (a)	7,500,000	7,641,600
5.00%, 2/1/2019	15,325,000	16,129,931
5.00%, 2/1/2020	1,080,000	1,176,317
5.00%, 2/1/2022	3,850,000	4,435,238
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	200,000	202,694
5.00%, 2/1/2019	1,385,000	1,458,627
5.00%, 2/1/2021	115,000	128,932
5.00%, 2/1/2022	4,000,000	4,606,200
San Antonio, TX, Water Revenue:
Series A, 5.00%, 5/15/2019	2,225,000	2,366,599
Series A, 5.00%, 5/15/2020	1,125,000	1,236,319
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	332,496
Spring Branch Independent School District, General Obligation Series A, 5.00%, 2/1/2020 (d)	750,000	816,668

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Spring Independent School District, General Obligation 5.00%, 8/15/2020 (d)	$2,075,000	$2,297,751
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2021	515,000	579,107
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	115,000	126,536
Series C, 5.00%, 5/15/2022	6,730,000	7,809,357
Texas, State General Obligation:
5.00%, 10/1/2018	200,000	208,018
5.00%, 4/1/2019	620,000	656,983
5.00%, 4/1/2020	11,760,000	12,882,374
5.00%, 10/1/2020	875,000	973,604
5.00%, 4/1/2021	7,805,000	8,811,299
5.00%, 10/1/2021	3,090,000	3,536,227
Series A, 4.00%, 10/1/2021	7,125,000	7,877,329
Series A, 5.00%, 10/1/2018	100,000	104,009
Series A, 5.00%, 10/1/2019	5,000,000	5,390,850
Series A, 5.00%, 4/1/2020	310,000	339,586
Series A, 5.00%, 10/1/2021	1,630,000	1,865,388
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	160,000	178,080
5.00%, 10/1/2021	2,050,000	2,347,762
Series A, 3.00%, 10/1/2021	3,000,000	3,202,740
Series A, 5.00%, 4/1/2019	6,455,000	6,836,039
Series A, 5.00%, 10/1/2019	5,175,000	5,576,321
Series A, 5.00%, 4/1/2020	5,095,000	5,582,591
Series A, 5.00%, 4/1/2021	430,000	485,754
Series A, 5.00%, 10/1/2021	4,000,000	4,581,000
Series B, VRN, 4.00%, 4/1/2026 (a)	3,010,000	3,312,987
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2019	1,080,000	1,141,549
Series A, 5.00%, 3/15/2022	875,000	1,011,255
Texas, State Water Development Board Revenue:
Series A, 4.00%, 4/15/2020	2,350,000	2,519,176
Series A, 5.00%, 10/15/2020	2,000,000	2,228,260
Series A, 5.00%, 4/15/2021	500,000	564,610
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	250,000	268,015
5.00%, 8/1/2020	410,000	454,030
5.00%, 8/1/2021	110,000	125,369
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	1,685,000	1,848,731
University of Texas, Revenue:
5.00%, 7/1/2022	1,940,000	2,257,520
Series C, 5.00%, 8/15/2021	5,050,000	5,764,625
Series D, 5.00%, 8/15/2022	1,690,000	1,970,033
Series E, 5.00%, 8/15/2022	105,000	122,399
Series H, 5.00%, 8/15/2020	2,875,000	3,189,669
Series H, 5.00%, 8/15/2021	2,500,000	2,853,775
Series H, 5.00%, 8/15/2022	5,770,000	6,726,089
Series I, 5.00%, 8/15/2021	7,055,000	8,053,353

Series J, 5.00%, 8/15/2019	7,985,000	8,572,616
Series J, 5.00%, 8/15/2020	3,065,000	3,400,464

		400,653,361

UTAH — 0.5%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,719,243
Utah, State General Obligation 5.00%, 7/1/2022	12,400,000	14,473,032
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	176,688

		17,368,963

VIRGINIA — 3.2%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,369,574
City of Norfolk, VA, General Obligation Series A, 5.00%, 10/1/2018	4,000,000	4,159,960
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	7,161,360
Series A, 5.00%, 10/1/2019	2,175,000	2,343,671
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2020	10,355,000	11,237,142
Series A, 5.00%, 10/1/2019	1,000,000	1,078,590
Series A, 5.00%, 10/1/2021	14,360,000	16,469,915
Series A, 5.00%, 10/1/2027	620,000	711,357
Series B, 4.00%, 10/1/2021	100,000	110,806
Series C, 5.00%, 10/1/2020	750,000	835,928
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	11,965,000	13,938,866
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,265,200
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	180,000	196,043
5.00%, 2/1/2022	12,925,000	14,877,968
Series A, 5.00%, 2/1/2020	6,375,000	6,943,204
Virginia, State Commonwealth Transportation Board:
5.00%, 3/15/2021	1,090,000	1,228,386
5.00%, 5/15/2021	290,000	328,335
Series A, 5.00%, 9/15/2019	1,000,000	1,077,050
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,686,200
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2020	2,940,000	3,265,546
Virginia, State Commonwealth Transportation Board, General Obligation Series B, 5.00%, 6/1/2022	9,055,000	10,551,973

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Virginia, State Public School Authority Revenue Series B, 5.00%, 8/1/2021	$210,000	$239,257
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,040,190

		113,116,521

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	236,466
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	107,353
5.00%, 7/1/2020	100,000	110,456
5.00%, 7/1/2022	2,390,000	2,782,367
Series A, 5.00%, 7/1/2018	175,000	180,217
Series A, 5.00%, 7/1/2021	6,715,000	7,638,514
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2018	250,000	261,630
5.00%, 12/1/2019	255,000	276,578
5.00%, 12/1/2021	6,070,000	6,990,030
Pierce County, WA, School District No. 10, General Obligation:
4.00%, 12/1/2017	155,000	155,778
5.00%, 12/1/2019	100,000	108,372
5.00%, 12/1/2020	3,500,000	3,915,905
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	200,000	207,978
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,204,540
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2021	10,825,000	12,220,667
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	2,615,000	2,959,997
Washington, Metropolitan Area Transit Authority Series A-1, 5.00%, 7/1/2022	2,610,000	3,029,375
Washington, State General Obligation:
4.00%, 7/1/2019	18,620,000	19,563,475
COPs, 5.00%, 7/1/2020	11,400,000	12,569,184
Series 2016A, 5.00%, 7/1/2021	7,700,000	8,752,898
Series B, 5.00%, 8/1/2021	1,355,000	1,544,321
Series D, 5.00%, 2/1/2021	40,000	44,943
Series D, 5.00%, 2/1/2022	2,255,000	2,597,783
Series E, 5.00%, 2/1/2021	350,000	393,253
Series E, 5.00%, 2/1/2022	100,000	115,201
Series R-2013A, 5.00%, 7/1/2020	1,080,000	1,192,309
Series R-2015, 5.00%, 7/1/2019	4,350,000	4,645,365
Series R-2015, 5.00%, 7/1/2020	160,000	176,638
Series R-2015, 5.00%, 7/1/2021	505,000	574,054
Series R-2015E, 5.00%, 7/1/2019	18,845,000	20,124,575
Series R-2015E, 5.00%, 7/1/2020	165,000	182,158
Series R-2017C, 5.00%, 8/1/2019	8,325,000	8,917,074
Series R-C, 5.00%, 7/1/2019	210,000	224,259
Series R-C, 5.00%, 7/1/2020	200,000	220,798
Series R-G, 4.00%, 7/1/2018	100,000	102,233

		125,326,744

WEST VIRGINIA — 0.2%
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	4,865,000	5,354,419

WISCONSIN — 2.4%
Wisconsin, State Clean Water Revenue:
Series 1, ETM, 5.00%, 6/1/2020 (b)	165,000	182,012
Series 1, ETM, 5.00%, 6/1/2022 (b)	2,760,000	3,208,141
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,800,035
Series 1, 5.00%, 7/1/2025	315,000	336,505
Series 1, 5.00%, 7/1/2028	100,000	116,718
Series 2, 5.00%, 7/1/2019	1,500,000	1,601,310
Series 2, 5.00%, 7/1/2020	100,000	110,456
Series 2, 5.00%, 7/1/2021	135,000	153,621
Series A, 5.00%, 7/1/2022	4,500,000	5,238,765
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2019	350,000	371,574
Series 1, 5.00%, 11/1/2020	380,000	424,479
Series 1, 5.00%, 11/1/2021	900,000	1,032,984
Series 2, 5.00%, 11/1/2017	500,000	501,620
Series 2, 5.00%, 5/1/2018	100,000	102,321
Series 2, 5.00%, 5/1/2019	4,750,000	5,042,790
Series 2, 5.00%, 5/1/2020	150,000	164,907
Series 2, 5.00%, 11/1/2021	5,085,000	5,836,360
Series 3, 5.00%, 11/1/2020	1,980,000	2,211,759
Series 3, 5.00%, 11/1/2021	5,365,000	6,157,732
Series 4, 5.00%, 5/1/2019	8,410,000	8,928,392
Series A, 5.00%, 5/1/2019	185,000	196,403
Series B, 5.00%, 5/1/2025	315,000	346,135
Series B, 5.00%, 5/1/2019	11,085,000	11,768,279
Series B, 5.00%, 5/1/2020	5,045,000	5,546,372
Series B, 5.00%, 5/1/2023	130,000	147,199
Series B, 5.00%, 5/1/2026	195,000	214,274
Series B, 5.00%, 5/1/2027	2,500,000	2,900,100
Series B, 5.00%, 5/1/2030	580,000	672,823
Series C, 5.00%, 5/1/2021	5,000,000	5,661,500
Series D, 5.00%, 5/1/2021	11,305,000	12,800,652

		83,776,218

TOTAL MUNICIPAL BONDS & NOTES
(Cost $3,528,940,403)		3,532,499,384

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (e) (f) (Cost $4,518,366)	4,518,366	4,518,366

TOTAL INVESTMENTS — 99.3% (Cost $3,533,458,769)		3,537,017,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		24,774,037

NET ASSETS — 100.0%		$3,561,791,787

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $7,384,593 representing 0.2% of net assets.
(c)	When-issued security.
(d)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.74%
Assured Guaranty Municipal Corp.	0.02%

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2017.

COPs = Certificates of Participation

ETM = Escrowed to Maturity

GARVEE = Grant Anticipation Revenue Vehicles

VRN = Variable Rate Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$9,181,965	$—	$9,181,965
Alaska	—	11,216,314	—	11,216,314
Arizona	—	85,228,697	—	85,228,697
Arkansas	—	14,712,688	—	14,712,688
California	—	669,964,715	—	669,964,715
Colorado	—	12,135,301	—	12,135,301
Connecticut	—	44,939,685	—	44,939,685
Delaware	—	21,468,216	—	21,468,216
District of Columbia	—	20,366,499	—	20,366,499
Florida	—	126,342,651	—	126,342,651
Georgia	—	91,741,930	—	91,741,930
Hawaii	—	36,130,283	—	36,130,283
Illinois	—	52,785,483	—	52,785,483
Indiana	—	10,908,145	—	10,908,145
Iowa	—	9,793,469	—	9,793,469
Kansas	—	19,917,860	—	19,917,860
Kentucky	—	10,938,580	—	10,938,580
Louisiana	—	11,881,179	—	11,881,179
Maine	—	14,666,620	—	14,666,620
Maryland	—	219,614,065	—	219,614,065
Massachusetts	—	139,060,475	—	139,060,475
Michigan	—	36,428,077	—	36,428,077
Minnesota	—	67,901,103	—	67,901,103
Mississippi	—	4,032,868	—	4,032,868
Missouri	—	40,311,177	—	40,311,177
Nebraska	—	7,167,827	—	7,167,827
Nevada	—	33,777,244	—	33,777,244
New Jersey	—	13,977,106	—	13,977,106
New Mexico	—	36,419,707	—	36,419,707
New York	—	548,058,905	—	548,058,905
North Carolina	—	80,674,953	—	80,674,953
Ohio	—	95,847,239	—	95,847,239
Oklahoma	—	4,566,748	—	4,566,748
Oregon	—	52,414,603	—	52,414,603
Pennsylvania	—	74,518,817	—	74,518,817
Rhode Island	—	7,022,793	—	7,022,793
South Carolina	—	23,074,718	—	23,074,718
Tennessee	—	27,714,453	—	27,714,453
Texas	—	400,653,361	—	400,653,361

See accompanying Notes to Schedule of Investments

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Utah	$—	$17,368,963	$—	$17,368,963
Virginia.	—	113,116,521	—	113,116,521
Washington	—	125,326,744	—	125,326,744
West Virginia	—	5,354,419	—	5,354,419
Wisconsin	—	83,776,218	—	83,776,218
Short-Term Investment	4,518,366	—	—	4,518,366

TOTAL INVESTMENTS	$4,518,366	$3,532,499,384	$—	$3,537,017,750

AffiliateTable

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,682,799	$1,682,799	$289,977,650	$287,142,083	$—	$—	4,518,366	$4,518,366	$37,848

TOTAL		$1,682,799	$289,977,650	$287,142,083	$—	$—		$4,518,366	$37,848

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 1.8%
County of Jefferson, AL, Revenue:
5.00%, 9/15/2031	$250,000	$294,977
5.00%, 9/15/2032	500,000	586,780
5.00%, 9/15/2034	250,000	290,245
5.00%, 9/15/2035	250,000	289,355
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	271,798
Series D, 6.00%, 10/1/2042	2,460,000	2,881,054
Series D, 6.50%, 10/1/2053	3,000,000	3,574,440
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	655,000	662,342
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b) (c)	300,000	209,808
Shelby County Board of Education Revenue 4.50%, 2/1/2041	235,000	254,524
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,659,072

		10,974,395

ALASKA — 0.4%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	990,000	1,115,829
5.00%, 1/1/2030	150,000	166,233
5.00%, 1/1/2031	200,000	220,212
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	489,285
Series A, 5.00%, 6/1/2046	645,000	625,650
Northern, AK, Tobacco Securitization Corp., Revenue Series B, Zero Coupon, 6/1/2046	500,000	48,765

		2,665,974

ARIZONA — 1.7%
Arizona Health Facilities Authority 5.20%, 10/1/2037	725,000	724,971
Arizona Industrial Development Authority Revenue Series A, 5.38%, 7/1/2050 (b)	1,500,000	1,578,480
Maricopa County Industrial Development Authority, Revenue 5.00%, 7/1/2036	225,000	242,503
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	263,731
4.00%, 10/1/2041	780,000	800,795
4.00%, 10/1/2047	185,000	189,218
5.00%, 7/1/2022	250,000	267,528
5.00%, 7/1/2035 (b)	1,325,000	1,367,002
6.00%, 7/1/2032	250,000	292,325
7.50%, 7/1/2042 (c)	495,000	173,250
Series A, 4.00%, 7/1/2022 (b)	750,000	739,740

Pima County, AZ, Industrial Development Authority Education Revenue:
5.25%, 7/1/2036	315,000	270,232
5.70%, 7/1/2035	75,000	64,351
6.00%, 7/1/2048	1,070,000	896,360
Series A, 7.38%, 7/1/2049	100,000	91,951
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,100,000	1,275,065
Salt Verde Financial Corp.:
5.00%, 12/1/2032	115,000	137,420
5.00%, 12/1/2037	320,000	382,813
5.25%, 12/1/2027	185,000	220,357
5.25%, 12/1/2028	105,000	126,506
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	500,000	492,755
Yuma, AZ, Industrial Development Authority Revenue Series A, 5.00%, 8/1/2024	100,000	117,396

		10,714,749

ARKANSAS — 0.6%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	339,166
Series C, 5.00%, 2/1/2035	575,000	639,412
Baxter, AR, Hospital Revenue:
Series A, 5.00%, 9/1/2023	750,000	860,602
Series A, 5.00%, 9/1/2024	360,000	416,786
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	515,381
5.50%, 7/1/2043	830,000	815,566

		3,586,913

CALIFORNIA — 13.4%
Antelope Valley Health Care District Revenue Series A, 5.25%, 3/1/2036	750,000	783,165
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	151,903
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue: 5.45%, 6/1/2028	1,000,000	1,009,180
Series A, 5.25%, 6/1/2045	175,000	175,432
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	7,880,000	7,871,332
Series A-1, 5.13%, 6/1/2047	1,330,000	1,320,078
California, Health Facilities Financing Authority Revenue:
4.00%, 3/1/2027	100,000	111,841
4.00%, 3/1/2039	375,000	388,013
Series A, 4.00%, 3/1/2043	600,000	624,924
Series G, 5.50%, 7/1/2025	100,000	103,296
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	1,000,000	1,224,110

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

California, Municipal Finance Authority Revenue:
5.00%, 10/1/2037	$400,000	$460,492
5.00%, 7/1/2046 (b)	500,000	518,350
Series A, 5.00%, 7/1/2029	100,000	117,916
Series A, 5.00%, 11/1/2030	150,000	173,555
Series A, 5.25%, 11/1/2041	500,000	567,600
Series B, 5.88%, 8/15/2049	490,000	540,764
California, Pollution Control Financing Authority:
5.00%, 11/21/2045 (b)	500,000	536,850
AMT, 7.00%, 7/1/2022 (b)	250,000	265,080
AMT, 8.00%, 7/1/2039 (b)	750,000	829,080
Series A3, 4.30%, 7/1/2040	1,100,000	1,136,586
California, School Finance Authority Revenue:
Series A, 5.00%, 7/1/2045 (b)	600,000	655,098
Series A, 5.00%, 8/1/2045 (b)	500,000	548,130
Series A, 5.13%, 7/1/2044	60,000	65,893
Series A, 6.00%, 10/1/2049	200,000	218,412
California, State Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	194,862
Series I-1, 6.63%, 11/1/2034	60,000	60,135
California, Statewide Communities Development Authority Revenue:
4.13%, 3/1/2034	715,000	768,124
5.00%, 5/15/2033	115,000	132,839
5.25%, 12/1/2029	1,000,000	1,129,720
5.25%, 12/1/2044	750,000	823,102
7.00%, 7/1/2046	160,000	179,475
Series A, 3.50%, 11/1/2027 (b)	285,000	287,169
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,134,520
Series A, 5.00%, 12/1/2036 (b)	1,405,000	1,554,745
Series A, 5.00%, 12/1/2041 (b)	1,285,000	1,411,894
Series A, 5.00%, 12/1/2046 (b)	1,500,000	1,636,485
Series A, 5.25%, 11/1/2044	300,000	314,070
Series A, 5.75%, 7/1/2030	805,000	800,605
Series A, 6.00%, 10/1/2047	1,000,000	1,091,330
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	264,375
Capistrano, CA, Unified School District, Special Tax Revenue 4.00%, 9/1/2028	125,000	133,419
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,741
City of Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,026,640
City of Sacramento, CA, Revenue 5.00%, 9/1/2032 (b)	300,000	332,160
City of San Buenaventura, CA, Revenue 7.50%, 12/1/2041	480,000	560,395
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	195,000	221,136
5.00%, 9/1/2032	195,000	219,966
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	418,692
4.00%, 9/1/2020	420,000	447,791

County of Sacramento, CA, Special Tax:
5.00%, 9/1/2040	1,000,000	1,111,910
5.00%, 9/1/2045	100,000	110,439
5.00%, 9/1/2046	1,830,000	2,021,034
Dublin Community Facilities District Improvement Area No 1, Special Tax 5.00%, 9/1/2037	175,000	191,865
Elk Grove Finance Authority, Special Tax:
4.00%, 9/1/2020	750,000	800,880
5.00%, 9/1/2046	800,000	887,376
Folsom Ranch Financing Authority, Special Tax 5.00%, 9/1/2032	1,100,000	1,206,315
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	289,680
Series A, 5.75%, 1/15/2046	1,275,000	1,461,851
Series C, 6.25%, 1/15/2033	1,500,000	1,764,015
Golden State Tobacco Securitization Corp., Revenue:
5.75%, 6/1/2047	2,990,000	2,990,000
Series A, 5.00%, 6/1/2045	790,000	896,373
Series A-2, 5.30%, 6/1/2037	2,100,000	2,111,214
Series B, Zero Coupon, 6/1/2047	2,190,000	281,897
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	750,000	752,257
Independent Cities Finance Authority Revenue 5.00%, 10/15/2047	600,000	638,136
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	545,000	568,909
Series A, 4.63%, 6/1/2021	905,000	901,443
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,114,930
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	117,861
Series A, 5.50%, 11/15/2037	765,000	969,278
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	269,012
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	300,000	366,816
M-S-R Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	647,970
Series B, 6.50%, 11/1/2039	820,000	1,155,077
Series B, 7.00%, 11/1/2034	325,000	463,544
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	247,355
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	750,000	800,880
Series A, 4.00%, 9/1/2022	250,000	273,855
Orange County Community Facilities District, Special Tax Series A, 5.00%, 8/15/2046	1,550,000	1,716,067

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	$1,000,000	$1,081,020
Palomar Pomerado, CA, General Obligation Series B, 5.00%, 8/1/2029	565,000	672,186
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,130,130
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	630,000	720,115
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	500,000	601,315
Rancho Cordova, CA, Community Facilities District, Special Tax:
4.00%, 9/1/2019	425,000	443,734
4.00%, 9/1/2021	675,000	731,686
4.00%, 9/1/2022	380,000	416,260
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	433,479
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	125,000	132,631
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	224,908
5.00%, 2/15/2026	155,000	178,180
5.00%, 9/1/2041	445,000	495,797
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	273,839
5.00%, 9/1/2047 (b)	1,000,000	1,066,680
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	620,000	769,029
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	1,500,000	1,653,510
Series B, 5.25%, 1/15/2049	1,000,000	1,084,140
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	450,262
4.00%, 9/1/2020	350,000	373,433
4.00%, 9/1/2021	415,000	449,852
4.00%, 9/1/2022	385,000	421,737
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	835,000	1,012,245
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (b)	100,000	103,720
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	745,000	743,882
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	104,595
Series A-1, 5.00%, 6/1/2037	1,105,000	1,104,668
Series A-1, 5.13%, 6/1/2046	1,070,000	1,068,481
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	729,623

Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	270,473
Tustin Community Facilities District:
Series A, 5.00%, 9/1/2030	635,000	725,221
Series A, 5.00%, 9/1/2037	105,000	116,246
West Sacramento Financing Authority, Special Tax:
5.00%, 9/1/2025	550,000	621,198
Series A, 5.00%, 9/1/2026	275,000	323,051

		83,504,035

COLORADO — 3.5%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,320,382
Colorado Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,173,060
4.13%, 11/15/2044	225,000	227,835
5.00%, 10/1/2032	1,105,000	1,244,495
Series A, 4.00%, 3/1/2037	500,000	530,215
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	841,028
Colorado, Health Facilities Authority Revenue:
4.50%, 9/1/2038	580,000	581,583
5.00%, 6/1/2026	100,000	114,442
5.50%, 6/1/2033	200,000	227,008
Series A, 4.75%, 9/1/2040	795,000	797,313
Series A, 5.30%, 7/1/2037	500,000	497,415
Series A, 7.75%, 8/1/2039	485,000	542,987
Series B, 4.00%, 12/1/2026	505,000	527,735
Denver, CO, City & County Special Facilities Revenue AMT, 5.00%, 10/1/2032	2,135,000	2,322,901
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	467,220
Series A, 5.50%, 11/15/2030	270,000	314,207
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	790,000	839,004
Series A, 5.25%, 12/1/2045	370,000	396,518
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	121,062
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	409,530
Foothills Metropolitan District, CO, Special Revenue 6.00%, 12/1/2038	1,000,000	1,032,200
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,090
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	1,022,520
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,060,900

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	$1,000,000	$1,020,920
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A, 5.40%, 12/15/2031	1,000,000	1,003,410
Public Authority for Colorado Energy 6.50%, 11/15/2038	460,000	644,276
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	329,547
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	1,500,000	1,446,180
STC, CO, Metropolitan District No. 2, General Obligation Series A, 6.00%, 12/1/2038	215,000	215,148
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	140,758

		21,911,889

CONNECTICUT — 1.8%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	292,455
Connecticut, State General Obligation:
5.00%, 11/15/2024	500,000	586,165
Series A, 5.00%, 10/15/2026	285,000	313,882
Series B, 5.00%, 4/15/2029	400,000	440,224
Series B, 5.00%, 4/15/2032	130,000	142,007
Series D, 5.00%, 11/1/2023	130,000	147,056
Series D, 5.00%, 11/1/2024	400,000	451,352
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	700,000	695,653
5.00%, 11/1/2027	325,000	365,131
5.00%, 11/1/2028	105,000	125,576
Series A, 5.00%, 9/1/2046 (b)	110,000	111,179
Series A, 5.00%, 9/1/2053 (b)	500,000	499,980
Series B, 4.00%, 7/1/2034	100,000	104,492
Series F, 3.50%, 7/1/2026	755,000	727,322
Series I, 5.00%, 7/1/2030	255,000	273,804
Series J, 5.00%, 7/1/2034	260,000	283,114
Series L, 4.00%, 7/1/2034	500,000	521,320
Series L, 4.13%, 7/1/2041	220,000	229,994
Series M, 5.00%, 7/1/2020	175,000	191,718
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	373,427
Series A, 5.00%, 9/1/2025	205,000	240,705
Series A, 5.00%, 9/1/2029	470,000	540,815
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	552,420
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	73,011
Series A, 5.00%, 4/1/2031	220,000	156,222
Series B, 4.00%, 4/1/2021	100,000	79,652
Series B, 5.00%, 4/1/2025	470,000	347,875
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	400,000	407,908

University of Connecticut, Revenue:
Series A, 5.00%, 8/15/2025	190,000	224,888
Series A, 5.00%, 2/15/2026	385,000	449,899
Series A, 5.00%, 8/15/2026	790,000	930,399
Series A, 5.00%, 8/15/2027	100,000	117,474

		10,997,119

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	752,440

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Howard University Revenue:
Series A, 5.00%, 7/1/2032	150,000	159,514
Series A, 6.25%, 10/1/2023	120,000	133,266
Series A, 6.25%, 10/1/2032	465,000	503,172
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,079,270
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	480,000	537,058

		2,412,280

FLORIDA — 5.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	53,360
Series B, 5.00%, 12/1/2034	750,000	840,975
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	935,000	972,606
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	178,319
4.70%, 5/1/2036	100,000	96,591
Broward, FL, Airport System Revenue 4.00%, 10/1/2042	140,000	144,227
Capital Trust Agency, Inc., Revenue 5.88%, 8/1/2052 (b)	610,000	620,705
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	500,000	524,080
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	1,400,000	1,556,534
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	288,835
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	735,000	761,122
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	255,000	264,608
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	190,000	194,381
Series A, 6.00%, 6/15/2035 (b)	505,000	533,962
Series A, 6.00%, 6/15/2044 (b)	575,000	565,173
Series A, 6.13%, 6/15/2043	500,000	535,420
Series A, 6.13%, 6/15/2044	555,000	582,117

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series A, 6.50%, 7/1/2044	$925,000	$963,276
Series A, 7.50%, 6/15/2033	500,000	558,660
Series A, 7.63%, 6/15/2041	220,000	245,863
Florida Higher Educational Facilities Financial Authority 5.00%, 4/1/2032	100,000	108,195
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	363,531
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	541,569
Series B, 5.75%, 11/1/2029	495,000	503,172
Series B, 6.00%, 11/1/2029	450,000	446,616
Hacienda Lakes Community Development District 3.38%, 5/1/2021	375,000	372,923
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	127,105
Heights Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	305,094
Hillsborough County Industrial Development Authority Revenue:
Series A, 5.00%, 10/1/2024	255,000	298,008
Series A, 5.00%, 10/1/2031	270,000	302,783
Isles Bartram Park Community Development District 5.00%, 11/1/2035	100,000	103,149
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	735,000	754,161
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	506,495
5.75%, 11/1/2042	500,000	514,675
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	375,000	384,701
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	507,980
Lee, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	115,489
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025 (c)	545,000	528,596
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,026,200
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	120,000	129,300
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,040,730
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	266,630
Miami-Dade County, Industrial Development Authority Revenue 5.25%, 7/1/2027 (b)	350,000	351,029
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	733,753
Series B, 5.00%, 5/1/2037	925,000	976,578

Northern Palm Beach County Improvement District:
4.65%, 8/1/2025	145,000	151,579
5.13%, 8/1/2022	565,000	590,408
5.35%, 8/1/2035	360,000	377,806
Orange County, FL, Health Facilities Authority Revenue:
Series A, 5.00%, 10/1/2028	280,000	332,346
Series A, 5.00%, 10/1/2036	520,000	589,254
Palm Beach County, FL, Health Facilities Authority Revenue:
4.00%, 5/15/2019	300,000	312,297
4.00%, 5/15/2035	405,000	421,747
Pinellas County, FL, Educational Facilities Authority Revenue:
4.00%, 10/1/2022	465,000	496,890
6.00%, 10/1/2041	100,000	111,163
6.50%, 10/1/2031	220,000	251,898
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,192,473
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	517,130
School Board of Miami-Dade County Certificate of Participation:
Series A, COPs, 5.00%, 5/1/2029	105,000	123,783
Series A, COPs, VRN, 5.00%, 5/1/2031 (d)	125,000	146,219
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	780,465
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	210,000	232,882
5.13%, 11/1/2034	250,000	284,725
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	98,848
Series A, 5.00%, 12/1/2041	225,000	244,793
Series A, 5.00%, 12/1/2055	440,000	469,440
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,040
Series 2015-1, 6.61%, 5/1/2040 (e)	290,000	181,981
Series 2015-2, 6.61%, 5/1/2040 (e)	180,000	90,907
Series 2015-3, 6.61%, 5/1/2040 (c) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (f)	120,000	—
Series A-1, 6.65%, 5/1/2040	195,000	195,045
Series A2, 6.61%, 5/1/2039	65,000	64,999
Series A3, 6.61%, 5/1/2040 (e)	195,000	152,344
Series A4, 6.61%, 5/1/2040 (e)	85,000	52,972
Village Community Development District No. 12 3.63%, 5/1/2031	1,400,000	1,391,796
West Villages Improvement District Special Assessment 5.00%, 5/1/2032	635,000	667,055
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	703,044

		33,025,605

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

GEORGIA — 0.6%
Atlanta, Development Authority Revenue:
Series A1, 6.75%, 1/1/2035	$500,000	$513,325
Series A1, 7.00%, 1/1/2040	500,000	518,055
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	135,000	146,046
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	268,168
Gainesville & Hall County Hospital Authority Revenue 5.00%, 2/15/2036	1,100,000	1,251,635
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	261,522
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	525,045
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	145,000	158,088
Series A, 5.50%, 7/1/2060	170,000	190,866

		3,832,750

GUAM — 0.7%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (a)	330,000	370,969
Series A, 5.00%, 10/1/2024 (a)	500,000	565,380
Series A, 5.00%, 10/1/2034 (a)	140,000	156,541
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	279,640
5.25%, 7/1/2022	525,000	593,113
Series A, 5.00%, 7/1/2029	315,000	346,179
Territory of Guam:
Series A, 5.00%, 12/1/2021	250,000	278,190
Series A, 6.50%, 11/1/2040	155,000	177,012
Series B-1, 5.00%, 1/1/2042	300,000	310,545
Series C, 5.00%, 11/15/2018	1,260,000	1,303,420

		4,380,989

HAWAII — 0.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue 5.00%, 7/1/2020	350,000	352,293

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	670,000	609,881
5.00%, 9/1/2027	100,000	111,367

		721,248

ILLINOIS — 9.7%
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	210,000	114,557
Series A, 5.00%, 12/1/2041	2,465,000	2,444,343
Series A, 5.00%, 12/1/2042	530,000	525,463
Series A, 5.50%, 12/1/2039	415,000	420,358
Series A, 7.00%, 12/1/2026	1,100,000	1,301,080
Series A, 7.00%, 12/1/2044	2,650,000	3,096,657
Series A, 7.00%, 12/1/2046 (b)	4,500,000	5,409,810
Series B, 5.00%, 12/1/2033	200,000	199,108

Series C, 5.00%, 12/1/2021	100,000	101,243
Series C, 5.00%, 12/1/2028	50,000	50,076
Series C, 5.00%, 12/1/2029	330,000	330,013
Series C, 5.25%, 12/1/2023	625,000	632,319
Series C, 5.25%, 12/1/2024	505,000	509,762
Series C, 5.25%, 12/1/2026	2,180,000	2,193,363
Series C, 5.25%, 12/1/2035	380,000	378,647
Series E, 5.13%, 12/1/2032	410,000	411,287
Series F, 5.00%, 12/1/2018	1,450,000	1,474,867
Series F, 5.00%, 12/1/2031	300,000	299,076
Chicago Board of Education, Special Tax:
6.00%, 4/1/2046	1,100,000	1,296,372
6.10%, 4/1/2036	25,000	29,727
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	229,370
Chicago O’Hare International Airport Revenue:
5.00%, 1/1/2019	925,000	968,299
Series B, 5.00%, 1/1/2029	315,000	368,771
Series B, 5.00%, 1/1/2038	150,000	171,198
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	314,083
Series A, 4.00%, 1/1/2023	175,000	179,477
Series A, 5.00%, 1/1/2020	500,000	528,925
Series A, 5.00%, 12/1/2021	515,000	559,264
Series A, 5.00%, 1/1/2023	335,000	354,912
Series A, 5.00%, 1/1/2026	545,000	599,217
Series C, 4.00%, 1/1/2020	390,000	404,044
Series C, 5.00%, 1/1/2024	665,000	743,131
Series C, 5.00%, 1/1/2027	200,000	206,186
Series C, 5.00%, 1/1/2029	475,000	521,393
Series C, 5.00%, 1/1/2034	390,000	399,621
Series C, 5.00%, 1/1/2035	470,000	501,039
Series C, 5.00%, 1/1/2038	275,000	292,564
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2018	175,000	176,234
5.00%, 1/1/2026	250,000	269,725
5.00%, 1/1/2029	100,000	106,677
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2021	295,000	331,217
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,073,790
Cook County,IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2020	425,000	460,080
5.00%, 12/1/2021	415,000	454,840
5.13%, 12/1/2038	185,000	196,013
5.25%, 12/1/2025	240,000	267,938
5.25%, 12/1/2028	185,000	203,550
5.25%, 12/1/2043	205,000	218,075
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	263,246
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	930,000	939,505
4.00%, 12/1/2040	250,000	247,750
4.13%, 12/1/2030	250,000	251,800
4.25%, 5/15/2043	430,000	419,482
5.00%, 2/15/2025	150,000	174,051
5.00%, 5/15/2043	775,000	811,076

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 12/1/2046	$100,000	$107,718
5.50%, 8/15/2030	535,000	548,214
5.50%, 4/1/2032	500,000	499,960
5.75%, 5/15/2046	1,000,000	1,039,780
6.13%, 5/15/2027	645,000	696,781
7.13%, 2/1/2034	1,000,000	1,035,770
7.13%, 2/15/2039	1,100,000	1,141,096
Series A, 3.00%, 10/1/2037	240,000	221,371
Series A, 4.25%, 5/15/2041	175,000	179,653
Series A, 4.63%, 9/1/2039	280,000	286,314
Series A, 5.00%, 11/15/2026	290,000	340,486
Series A, 5.25%, 5/15/2047	150,000	156,440
Series A, 5.75%, 12/1/2035 (b)	385,000	388,962
Series A, 6.00%, 7/1/2043	200,000	228,760
Series C, 5.00%, 2/15/2029	365,000	422,418
Illinois, State Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	385,000	285,974
5.00%, 6/15/2023	10,000	10,732
Metropolitan Pier & Exposition Authority Revenue:
5.50%, 6/15/2029 (a)	200,000	236,320
Series A, 5.50%, 6/15/2053	850,000	911,973
Series B, Zero Coupon, 12/15/2050	100,000	14,878
Series B, 4.25%, 6/15/2042	4,255,000	3,947,236
Series B, 5.00%, 12/15/2026	100,000	107,991
Series B, 5.00%, 12/15/2028	125,000	133,745
Series B, 5.00%, 12/15/2040	100,000	103,533
Series B, 5.00%, 6/15/2050	540,000	543,359
Series B2, 5.25%, 6/15/2050	755,000	770,017
Northeastern Illinois University COPs, 4.10%, 10/1/2041	245,000	191,923
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	945,000	908,551
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	287,941
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	175,000	204,258
State of Illinois, General Obligation:
5.00%, 1/1/2019	225,000	232,610
5.00%, 1/1/2021	1,705,000	1,826,362
5.00%, 2/1/2022	900,000	974,133
5.00%, 5/1/2023	230,000	251,526
5.00%, 5/1/2028	700,000	758,590
5.00%, 2/1/2029	175,000	191,441
5.00%, 3/1/2031	100,000	105,297
5.00%, 5/1/2035	140,000	147,536
5.00%, 5/1/2036	125,000	131,360
5.00%, 2/1/2039	445,000	465,110
5.00%, 5/1/2039	100,000	104,677
5.25%, 2/1/2028	300,000	308,541
5.25%, 7/1/2028	1,500,000	1,638,135
5.25%, 7/1/2029	100,000	108,665
5.50%, 7/1/2024	310,000	346,847
5.50%, 7/1/2033	200,000	218,930
Series A, 4.00%, 1/1/2029	430,000	430,813
Series A, 4.00%, 1/1/2030	395,000	393,843
Series A, 5.00%, 4/1/2027 (a)	100,000	112,128

University of Illinois Revenue Series C-REF, 3.63%, 4/1/2027	125,000	129,363
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	105,897
Series B, Zero Coupon, 1/1/2033	340,000	138,550

		60,497,179

INDIANA — 1.6%
Crown Point, IN, Economic Development Authority Series A, 8.00%, 11/15/2029	200,000	214,672
Indiana Finance Authority Revenue:
5.00%, 10/1/2026	465,000	559,367
5.50%, 8/15/2045	640,000	682,496
Series A, 5.00%, 6/1/2032	570,000	579,354
Series A, 5.00%, 6/1/2039	670,000	680,887
Series A, 5.00%, 7/1/2048	1,100,000	1,183,083
Series A, 5.25%, 11/15/2046	170,000	187,065
Indiana, State Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	444,545
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,039,723
6.00%, 12/1/2026	550,000	559,950
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	300,000	320,691
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	520,000	600,532
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	1,011,963
Terre Haute, IN, Economic Development Authority Revenue Series A, 7.25%, 12/1/2028	1,000,000	996,080
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	888,367

		9,948,775

IOWA — 1.4%
Iowa Finance Authority Revenue 4.75%, 8/1/2042	865,000	873,287
Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	1,985,000	2,052,311
5.00%, 5/15/2041	140,000	154,638
5.25%, 12/1/2025	1,470,000	1,556,186
5.50%, 12/1/2022	1,450,000	1,481,552
5.88%, 12/1/2027 (b)	820,000	873,120
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,554,845

		8,545,939

KANSAS — 0.5%
City of Overland Park KS 6.00%, 12/15/2032	200,000	179,728
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	415,000	424,557

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	$600,000	$600,876
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	599,982
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	927,259
Series IV-A, 6.25%, 5/15/2034	500,000	504,800

		3,237,202

KENTUCKY — 0.6%
Ashland, KY, Medical Center Revenue 4.00%, 2/1/2036	215,000	215,292
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	230,000	250,387
6.25%, 11/15/2046	220,000	220,737
6.38%, 11/15/2051	940,000	943,581
Series A, 4.00%, 7/1/2029	310,000	322,422
Series A, 4.25%, 7/1/2035	200,000	203,186
Series A, 5.00%, 7/1/2026	95,000	108,706
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	142,252
Louisville/Jefferson County Metropolitan Government:
Series A, 5.00%, 12/1/2020	250,000	272,518
Series A, 5.75%, 10/1/2042	105,000	120,202
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,150,222

		3,949,505

LOUISIANA — 1.8%
City of New Orleans LA Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,123,720
City of New Orleans LA Water System Revenue 5.00%, 12/1/2040	1,000,000	1,125,430
City of Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	283,470
Series A, 5.00%, 12/1/2036 (a)	260,000	303,547
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,137,565
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	500,000	514,237
5.00%, 11/1/2041	650,000	700,109
Series A, 5.00%, 11/1/2045	670,000	717,804
Louisiana, State Environmental Facilities & Community Development Authority Revenue:
5.00%, 10/1/2037	800,000	901,496
6.75%, 11/1/2032	500,000	502,595
Series A-2, 6.50%, 11/1/2035	600,000	675,246
Series A-REMK, 6.50%, 8/1/2029	1,600,000	1,802,752
New Orleans Aviation Board Revenue:
Series B, AMT, 5.00%, 1/1/2024	240,000	280,901
Series B, AMT, 5.00%, 1/1/2028	250,000	298,610
Series B, AMT, 5.00%, 1/1/2029	150,000	178,082

New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2036	125,000	143,326
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	263,180

		10,952,070

MAINE — 0.4%
Maine Health & Higher Educational Facilities Authority Revenue:
4.00%, 7/1/2041	100,000	88,729
5.00%, 7/1/2025	120,000	130,676
5.00%, 7/1/2033	545,000	569,885
5.00%, 7/1/2043	200,000	205,928
6.75%, 7/1/2036	500,000	547,100
Series A, 4.00%, 7/1/2046	275,000	238,172
Series A, 5.00%, 7/1/2046	35,000	35,795
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,147

		2,343,432

MARYLAND — 1.2%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	313,717
Baltimore, MD, Special Obligation Bond Revenue Series A, 4.50%, 9/1/2033	1,525,000	1,573,022
City of Rockville, MD, Revenue Series B, 5.00%, 11/1/2042 (g)	400,000	432,496
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	345,872
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	438,277
Maryland Economic Development Corp.:
4.38%, 7/1/2036	225,000	226,093
5.00%, 3/31/2024	105,000	118,247
5.00%, 3/31/2030	145,000	167,827
5.00%, 3/31/2051	100,000	109,877
5.75%, 9/1/2025	500,000	514,215
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	104,104
5.00%, 7/1/2024	100,000	117,417
5.00%, 7/1/2027	170,000	198,565
5.00%, 10/1/2042	310,000	335,770
5.00%, 7/1/2045	1,040,000	1,128,182
Series A, 5.00%, 7/1/2038	700,000	769,139
Series A, 5.00%, 8/15/2041	470,000	530,010

		7,422,830

MASSACHUSETTS — 0.8%
Massachusetts Health & Educational Facilities Authority Revenue 5.38%, 7/1/2035	500,000	533,620
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	102,104
4.00%, 7/1/2045	350,000	353,006
5.00%, 4/15/2040	200,000	215,746

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 7/1/2040	$100,000	$106,134
5.25%, 7/1/2023	500,000	571,405
Series B, 4.88%, 11/1/2042 (b)	500,000	500,185
Series F, 5.63%, 7/15/2036	120,000	133,795
Series G, 5.00%, 7/1/2044	210,000	221,794
Series I, 5.00%, 7/1/2038	1,050,000	1,195,855
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	278,688
Massachusetts, Development Finance Agency, Hospital Revenue 5.25%, 11/15/2041	105,000	117,570
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	270,000	293,682
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	696,362

		5,319,946

MICHIGAN — 1.7%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	749,864
Detroit Community High School Revenue:
5.65%, 11/1/2025	850,000	576,011
5.75%, 11/1/2035	500,000	302,510
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	603,299
Series B, 5.50%, 7/1/2029 (a)	155,000	187,156
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	129,960
Michigan Finance Authority Revenue:
4.00%, 11/15/2046	300,000	305,742
8.13%, 4/1/2041	470,000	393,686
Series D-2, 5.00%, 7/1/2034	400,000	445,020
Series D4, 5.00%, 7/1/2034	750,000	834,285
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (d)	1,805,000	1,833,122
Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	1,430,000	1,429,829
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,016,310
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,021,700
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	590,000	613,541

		10,442,035

MINNESOTA — 1.1%
Baytown Township, MN, Lease Revenue:
Series A, 3.00%, 8/1/2019	200,000	200,386
Series A, 3.00%, 8/1/2020	215,000	214,647
Series A, 3.00%, 8/1/2021	210,000	208,263
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	179,066
Brooklyn, MN, Revenue Series A, 4.75%, 7/1/2025	80,000	81,607

City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	375,899
Series A, 5.00%, 4/1/2046	150,000	105,068
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	1,005,030
City of Rochester, MN, Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,103,333
Maple Grove, MN, Revenue:
5.00%, 9/1/2027	230,000	269,164
5.00%, 5/1/2028	150,000	178,787
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,021,900
St. Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	406,591
5.75%, 7/1/2047 (b)	1,000,000	965,870
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	345,474

		6,661,085

MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	235,000	271,733
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	242,564
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	318,125
Mississippi Development Bank Revenue 3.50%, 9/1/2034 (a)	155,000	157,595

		990,017

MISSOURI — 0.7%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	870,000	982,909
City of State Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	157,578
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	245,000	234,303
Jennings City, MO, Revenue 5.00%, 11/1/2023	345,000	329,561
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	225,000	228,371
6.00%, 5/1/2042	435,000	440,585
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	288,876
5.25%, 2/1/2026	205,000	231,146
Series A, 5.00%, 2/1/2036	500,000	548,130
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	348,629
St Louis County Industrial Development Authority 5.00%, 12/1/2025	315,000	333,676

		4,123,764

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MONTANA — 0.1%
Cascade County Elementary School District No 1 Great Falls, General Obligation 4.00%, 7/1/2034	$300,000	$328,656
Kalispell, MT, Health Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	102,965

		431,621

NEBRASKA — 0.1%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	325,000	369,164

NEVADA — 0.4%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	480,000	496,301
Las Vegas, Redevelopment Agency 3.38%, 6/15/2036	125,000	115,024
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	245,982
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,017,960
Washoe County, NV, Revenue:
5.00%, 2/1/2043	110,000	114,991
Series B, VRN, 3.00%, 3/1/2036 (d)	255,000	267,502

		2,257,760

NEW HAMPSHIRE — 0.2%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (d)	320,000	319,878
New Hampshire Health & Education Facilities Authority Revenue:
3.50%, 8/1/2041	200,000	195,944
5.00%, 7/1/2042	485,000	516,152
Series A, 6.13%, 7/1/2052 (b)	350,000	367,388

		1,399,362

NEW JERSEY — 7.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	535,000	535,080
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	220,370
Casino Reinvestment Development Authority Revenue:
5.00%, 11/1/2023	200,000	218,052
5.25%, 11/1/2044	500,000	517,005
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	204,604
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	862,561
New Jersey Turnpike Authority Revenue Series A, 5.00%, 1/1/2034	1,000,000	1,155,580
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	570,000	590,127
5.00%, 3/1/2024	100,000	110,545
5.00%, 6/15/2024	775,000	853,197
5.00%, 3/1/2026	815,000	891,740

5.00%, 6/15/2030	1,500,000	1,667,550
5.00%, 6/1/2032	165,000	184,934
5.13%, 1/1/2034	1,000,000	1,085,850
5.25%, 9/15/2029	50,000	54,867
5.25%, 1/1/2044	750,000	770,850
5.50%, 9/1/2021	700,000	773,367
5.75%, 9/15/2027	1,000,000	1,107,880
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 5.00%, 7/1/2029	165,000	179,769
Series A, 5.00%, 6/1/2036	390,000	394,352
Series A, 5.00%, 6/15/2037	220,000	227,962
Series A, 5.13%, 6/15/2043	100,000	103,500
Series B, Zero Coupon, 7/1/2027	160,000	114,936
Series B, 5.00%, 11/1/2022	2,100,000	2,339,064
Series EE, 5.25%, 9/1/2024	200,000	215,812
Series II, 5.00%, 3/1/2025	1,000,000	1,080,750
Series N-1, 5.50%, 9/1/2023 (a)	100,000	117,016
Series PP, 5.00%, 6/15/2019	300,000	315,834
Series XX, 4.25%, 6/15/2026	385,000	411,211
Series XX, 5.00%, 6/15/2021	350,000	383,904
New Jersey, Educational Facilities Authority Revenue:
3.50%, 7/1/2031	355,000	360,833
5.00%, 7/1/2024	100,000	118,867
Series A, 5.00%, 7/1/2025 (a)	100,000	120,180
Series D, 3.50%, 7/1/2044	370,000	363,666
Series D, 5.25%, 7/1/2037	170,000	170,185
New Jersey, Health Care Facilities Financing Authority Revenue:
3.88%, 7/1/2039	630,000	633,232
5.00%, 7/1/2025	360,000	398,397
5.00%, 7/1/2026	555,000	641,058
5.00%, 9/15/2027	100,000	109,466
5.00%, 7/1/2029	300,000	339,471
5.75%, 7/1/2037	970,000	986,985
Series A, 5.25%, 10/1/2024	110,000	117,083
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	385,000	420,328
New Jersey, Transportation Trust Fund Authority Revenue:
Zero Coupon, 12/15/2031	500,000	273,145
5.00%, 6/15/2022	1,295,000	1,437,502
5.00%, 6/15/2028	660,000	674,269
5.00%, 6/15/2030	1,500,000	1,533,825
Series A, Zero Coupon, 12/15/2025	460,000	338,404
Series A, Zero Coupon, 12/15/2040	755,000	254,510
Series A, 5.50%, 12/15/2022	1,085,000	1,237,160
Series A, 5.50%, 12/15/2023	250,000	288,012
Series AA, 5.00%, 6/15/2036	400,000	424,836
Series B, 3.15%, 6/15/2019	320,000	326,982
Series B, 5.25%, 12/15/2023 (a)	150,000	171,411
Series C, Zero Coupon, 12/15/2025 (a)	190,000	144,011
Salem County, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2023	950,000	1,029,182
South Jersey Transportation Authority LLC, Revenue Series A, 5.00%, 11/1/2034	150,000	165,299

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	$2,000,000	$2,001,900
Series 1A, 4.75%, 6/1/2034	4,090,000	3,979,938
Series 1A, 5.00%, 6/1/2029	1,355,000	1,355,027
Series 1A, 5.00%, 6/1/2041	6,495,000	6,316,258

		44,419,691

NEW MEXICO — 0.3%
Farmington, NM, Pollution Control Revenue 5.90%, 6/1/2040	1,000,000	1,091,420
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	34,779
Series B, 5.90%, 9/1/2032	140,000	132,503
Series C, 5.90%, 9/1/2032	220,000	197,309
Series D, Zero Coupon, 9/1/2032	190,000	26,572
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	592,537

		2,075,120

NEW YORK — 6.6%
Albany Capital Resource Corp., Revenue 5.00%, 5/1/2026	100,000	121,225
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,097,850
Build NYC Resource Corp.:
5.00%, 1/1/2035 (b)	265,000	284,811
5.25%, 11/1/2034	250,000	259,573
5.50%, 11/1/2044	500,000	519,885
Series A, 5.00%, 4/1/2033	120,000	125,575
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	750,000	782,505
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	153,854
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	604,010
Hempstead Town, NY, Local Development Corp., Revenue 5.00%, 9/1/2038	250,000	283,760
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	202,016
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,129,422
Nassau County Tobacco Settlement Corp. Series A-3, 5.13%, 6/1/2046	3,535,000	3,504,811
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	1,000,000	1,130,590
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	116,410
5.00%, 7/1/2033	225,000	251,593

Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	610,000	608,817
Series A-3, 5.00%, 6/1/2035	965,000	952,677
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	612,015
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	551,738
7.00%, 3/1/2049 (a)	200,000	216,570
New York Counties Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	430,000	417,801
Series A, 5.00%, 6/1/2045	740,000	702,356
New York Liberty Development Corp., Revenue:
5.00%, 9/15/2043	150,000	167,010
5.25%, 10/1/2035	830,000	1,061,504
5.50%, 10/1/2037	145,000	191,444
Series 1, 5.00%, 11/15/2044 (b)	5,150,000	5,608,659
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,434,031
New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	338,082
5.25%, 7/1/2035	275,000	283,253
Series A, 4.25%, 5/1/2042	745,000	756,838
Series A, 5.00%, 7/1/2026	200,000	239,490
Series A, 5.50%, 1/1/2039	100,000	110,541
New York State Thruway Authority Revenue:
5.00%, 1/1/2023	200,000	234,158
5.00%, 1/1/2024	110,000	128,235
New York State Transportation Development Corp.:
5.00%, 1/1/2023	110,000	125,497
5.00%, 8/1/2026	1,360,000	1,457,879
5.00%, 8/1/2031	930,000	993,379
Series A, 5.00%, 7/1/2041	2,795,000	3,080,481
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,002,300
5.75%, 10/1/2037 (c)	1,000,000	317,400
New York, State Convention Center Development Corp., Revenue Series B, Zero Coupon, 11/15/2033	175,000	98,963
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	500,530
Niagara Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	476,697
Onondaga Civic Development Corp., Revenue 5.00%, 7/1/2027	430,000	491,339
Ramapo, NY, Local Development Corp., Revenue:
5.00%, 3/15/2028	295,000	314,399
5.00%, 3/15/2041	285,000	294,194
Suffolk Tobacco Asset Securitization Corp. Series C, 6.63%, 6/1/2044	500,000	527,435
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	380,140

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	$495,000	$541,391
TSASC, Inc., NY, Revenue:
5.00%, 6/1/2045	905,000	945,897
5.00%, 6/1/2048	1,200,000	1,230,456
Series A, 5.00%, 6/1/2041	225,000	248,841
Westchester County Industrial Development Agency Revenue AMT, 7.00%, 6/1/2046 (b)	700,000	703,227
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	225,000	243,900
Series A-REMK, 5.00%, 11/1/2030	225,000	244,613
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	265,194
Series A, 3.38%, 6/1/2042	250,000	227,145
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,044,170

		40,938,576

NORTH CAROLINA — 0.4%
North Carolina Agricultural & Technical State University Series A, 4.00%, 10/1/2045	650,000	672,522
North Carolina Capital Facilities Finance Agency 5.00%, 3/1/2034	500,000	537,465
North Carolina Medical Care Commission:
5.00%, 10/1/2030	150,000	171,012
5.00%, 7/1/2045	500,000	521,165
North Carolina, Department of Transportation Revenue:
5.00%, 6/30/2054	575,000	608,804
AMT, 5.00%, 12/31/2037	250,000	270,578

		2,781,546

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District:
Series A, 4.00%, 3/1/2023	355,000	338,308
Series A, 4.00%, 3/1/2032	190,000	163,062

		501,370

OHIO — 4.9%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	15,201
Bowling Green State University Revenue Series B, 5.00%, 6/1/2033	575,000	672,485
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	3,340,000	3,167,756
Series A-2, 5.38%, 6/1/2024	2,605,000	2,534,144
Series A-2, 5.75%, 6/1/2034	4,715,000	4,545,260
Series A-2, 5.88%, 6/1/2030	150,000	145,379
Series A-2, 5.88%, 6/1/2047	5,160,000	4,936,572
Series A-2, 6.00%, 6/1/2042	2,235,000	2,159,770
Series A-2, 6.50%, 6/1/2047	2,405,000	2,395,620
Series A-3, 6.25%, 6/1/2037	1,000,000	993,850
Series B, Zero Coupon, 6/1/2047	995,000	66,526
Series C, Zero Coupon, 6/1/2052	1,800,000	57,564
Butler County, OH, Port Authority Revenue 6.38%, 1/15/2043 (b)	175,000	179,981
City of Middleburg Heights, OH, Revenue 4.00%, 8/1/2047	395,000	400,234

County of Cuyahoga, OH, Revenue:
5.00%, 2/15/2028	800,000	902,792
5.25%, 2/15/2047	100,000	108,874
5.50%, 2/15/2052	100,000	110,745
County of Licking, OH, Revenue Series A, 6.00%, 7/1/2050	200,000	211,524
Hamilton, OH, Health Care Revenue 5.00%, 6/1/2042	620,000	677,902
Montgomery County, OH, Revenue 5.45%, 10/1/2038	175,000	189,612
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,061,330
5.00%, 2/15/2044	200,000	208,110
Ohio, State Air Quality Development Authority Revenue:
6.75%, 6/1/2024	500,000	521,030
Series B, 3.63%, 10/1/2033 (d)	250,000	114,375
Series C, 5.63%, 6/1/2018	555,000	551,365
Series E, 5.63%, 10/1/2019	610,000	630,801
Ohio, State Water Development Authority Revenue:
4.00%, 1/1/2034 (d)	570,000	260,775
Series A, 3.00%, 5/15/2019	250,000	114,375
Series B, 3.63%, 10/1/2033 (d)	325,000	148,688
Series CREMK, 3.95%, 11/1/2032 (d)	125,000	57,188
VRN, 4.00%, 12/1/2033 (d)	375,000	171,563
Port of Greater Cincinnati Development Authority Series B, 5.00%, 12/1/2046	240,000	242,182
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	502,920
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	109,298
6.00%, 12/1/2042	550,000	603,322
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	793,057

		30,562,170

OKLAHOMA — 0.5%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	463,194
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023	300,000	295,380
6.88%, 11/1/2046	50,000	49,629
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	413,363
Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (d)	1,000,000	1,079,300
5.50%, 12/1/2035	600,000	645,390

		2,946,256

OREGON — 0.4%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	441,752
Series A, 5.50%, 10/1/2049	1,000,000	1,062,420

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	$750,000	$860,805
Salem Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	395,457
Yamhill County Hospital Authority 4.00%, 11/15/2026	65,000	66,903

		2,827,337

PENNSYLVANIA — 4.0%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	325,000	325,013
Series A, 5.13%, 4/1/2035	500,000	473,450
Allegheny Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	245,440
Allentown Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (b)	500,000	535,775
Beaver County Industrial Development Authority Revenue Series B, VRN, 3.50%, 12/1/2035 (d)	270,000	123,525
Centre County Hospital Authority Revenue:
Series A, 3.00%, 11/15/2031	120,000	118,228
Series A, 4.00%, 11/15/2035	200,000	209,322
Series C, 3.75%, 11/15/2041	385,000	387,676
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	267,983
5.00%, 10/1/2044	215,000	226,812
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	110,364
Series B, 5.00%, 8/1/2033	110,000	123,790
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,117,330
5.00%, 1/1/2038	295,000	317,249
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	129,233
5.25%, 10/1/2032	115,000	109,716
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	568,281
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	127,352
East Hempfield Township Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	114,818
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	290,163
5.00%, 7/1/2040	945,000	960,337
Lancaster County, PA, Hospital Authority:
2.88%, 7/1/2021	250,000	255,365
5.00%, 4/1/2027	420,000	435,103
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	500,000	510,570

Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	381,655
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	700,000	676,949
5.00%, 11/15/2036	1,000,000	1,121,280
5.25%, 1/1/2040	205,000	206,089
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,060,000	1,147,895
Northampton County General Purpose Authority Revenue 4.00%, 11/1/2034	855,000	918,911
Northampton County, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	239,230
Pennsylvania Economic Development Financing Authority:
5.00%, 12/31/2026	1,565,000	1,845,198
5.00%, 12/31/2034	400,000	449,368
Pennsylvania Turnpike Commission Revenue:
Series A-1, 5.00%, 12/1/2037 (g)	1,000,000	1,161,350
Series C, 5.00%, 12/1/2044	235,000	269,855
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	760,000	837,269
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	516,030
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	150,970
5.00%, 11/1/2027	1,005,000	1,014,839
5.00%, 11/1/2042	140,000	136,478
Series A, 6.50%, 9/1/2038	190,000	208,109
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	323,199
Series A, 5.00%, 6/15/2022	165,000	185,541
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	306,205
Series A, 4.00%, 9/1/2047	385,000	394,355
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,410,000	1,548,561
Philadelphia, PA, School District, General Obligation:
Series E, 5.00%, 9/1/2020	945,000	1,025,334
Series E, 5.25%, 9/1/2023	200,000	216,362
Philadelphia, PA, State Public School Building Authority 5.00%, 4/1/2029	150,000	162,260
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	201,630
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	395,846
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	555,000	604,389

		24,728,052

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

PUERTO RICO — 8.4%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	$720,000	$720,720
5.63%, 5/15/2043	3,340,000	3,348,016
Commonwealth of Puerto Rico, General Obligation:
Zero Coupon, 7/1/2017 (c)	85,000	36,858
Series A, 4.13%, 7/1/2022 (c)	145,000	66,519
Series A, 4.75%, 7/1/2018 (c)	130,000	59,638
Series A, 5.00%, 7/1/2018 (c)	475,000	217,906
Series A, 5.00%, 7/1/2027 (c)	380,000	174,325
Series A, 5.00%, 7/1/2029 (c)	650,000	298,187
Series A, 5.00%, 7/1/2033 (c)	430,000	197,262
Series A, 5.00%, 7/1/2041 (c)	2,395,000	1,074,756
Series A, 5.25%, 7/1/2022 (c)	100,000	45,875
Series A, 5.25%, 7/1/2023 (c)	1,600,000	734,000
Series A, 5.25%, 7/1/2029 (c)	275,000	126,156
Series A, 5.25%, 7/1/2030 (c)	130,000	59,638
Series A, 5.25%, 7/1/2031 (c)	120,000	55,050
Series A, 5.25%, 7/1/2034 (c)	450,000	206,437
Series A, 5.38%, 7/1/2033 (c)	525,000	240,844
Series A, 5.50%, 7/1/2018 (c)	145,000	66,519
Series A, 5.50%, 7/1/2023 (c)	220,000	100,925
Series A, 5.50%, 7/1/2027 (c)	175,000	80,281
Series A, 5.50%, 7/1/2032 (c)	740,000	339,475
Series A, 5.50%, 7/1/2039 (c)	295,000	135,331
Series A, 5.75%, 7/1/2028 (c)	100,000	45,875
Series A, 8.00%, 7/1/2035 (c)	900,000	436,500
Series C, 5.75%, 7/1/2032 (c)	355,000	162,856
Series C, 6.00%, 7/1/2039 (c)	170,000	77,988
Series E, 5.38%, 7/1/2030 (c)	745,000	341,769
Series E, 5.50%, 7/1/2031 (c)	280,000	128,450
Series E, 5.63%, 7/1/2032 (c)	1,030,000	472,512
Series E, 5.63%, 7/1/2033 (c)	345,000	158,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	315,000	233,242
Series A, 5.00%, 7/1/2033	2,085,000	1,519,902
Series A, 5.13%, 7/1/2037	475,000	346,189
Series A, 5.25%, 7/1/2029	1,250,000	923,812
Series A, 5.25%, 7/1/2042	2,120,000	1,537,254
Series A, 6.00%, 7/1/2038	2,610,000	2,009,935
Series A, 6.00%, 7/1/2044	465,000	355,758
Series A, 6.00%, 7/1/2047	100,000	73,883
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018 (c)	535,000	231,987
4.50%, 7/1/2023 (c)	575,000	263,781
5.00%, 7/1/2020 (c)	215,000	98,631
Series A, 4.00%, 7/1/2021 (c)	725,000	332,594
Series A, 5.00%, 7/1/2029 (c)	1,775,000	814,281
Series A, 5.00%, 7/1/2034 (c)	1,585,000	727,119
Series A, 5.13%, 7/1/2024 (c)	1,435,000	658,306
Series A, 5.13%, 7/1/2031 (c)	255,000	116,981
Series A, 5.13%, 7/1/2037 (c)	1,065,000	488,569
Series A, 5.25%, 7/1/2025 (c)	1,920,000	880,800
Series A, 5.25%, 7/1/2030 (c)	210,000	96,338
Series A, 5.50%, 7/1/2019 (a)	880,000	911,187
Series A, 5.63%, 7/1/2031 (c)	255,000	116,981

Series A, 5.75%, 7/1/2041 (c)	2,305,000	1,057,419
Series A, 6.00%, 7/1/2040 (c)	795,000	364,706
Series B, 4.10%, 7/1/2018 (c)	450,000	205,312
Series B, 5.75%, 7/1/2038 (c)	415,000	190,381
Series C, 5.75%, 7/1/2036 (c)	2,190,000	1,004,662
Series C, 6.00%, 7/1/2035 (c)	540,000	247,725
Puerto Rico Electric Power Authority Revenue:
5.00%, 7/1/2028 (c)	170,000	82,025
Series A, 4.80%, 7/1/2029 (c)	270,000	130,275
Series A, 5.00%, 7/1/2042 (c)	390,000	188,175
Series A, 5.05%, 7/1/2042 (c)	190,000	91,675
Series AAA, 5.25%, 7/1/2021 (c)	100,000	48,250
Series AAA, 5.25%, 7/1/2022 (c)	195,000	94,088
Series AAA, 5.25%, 7/1/2026 (c)	110,000	53,075
Series AAA, 5.25%, 7/1/2027 (c)	635,000	306,387
Series DDD, 3.30%, 7/1/2019 (c)	140,000	67,550
Series DDD, 5.00%, 7/1/2021 (c)	140,000	67,550
Series LL, 5.50%, 7/1/2018 (a)	400,000	410,340
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,511
Series RR, 5.00%, 7/1/2026	140,000	125,415
Series TT, 4.20%, 7/1/2019 (c)	100,000	48,250
Series TT, 5.00%, 7/1/2020 (c)	130,000	62,725
Series TT, 5.00%, 7/1/2021 (c)	255,000	123,038
Series TT, 5.00%, 7/1/2023 (c)	435,000	209,887
Series TT, 5.00%, 7/1/2025 (c)	300,000	144,750
Series TT, 5.00%, 7/1/2032 (c)	1,750,000	844,375
Series TT, 5.00%, 7/1/2037 (c)	1,620,000	781,650
Series V V, 5.25%, 7/1/2025 (a)	175,000	187,882
Series V V, 5.25%, 7/1/2027 (a)	405,000	457,407
Series V V, 5.25%, 7/1/2030 (a)	125,000	132,518
Series V V, 5.50%, 7/1/2020 (c)	175,000	84,438
Series WW, 5.00%, 7/1/2028 (c)	505,000	243,662
Series WW, 5.38%, 7/1/2023 (c)	330,000	159,225
Series WW, 5.50%, 7/1/2021 (c)	140,000	67,550
Series WW, 5.50%, 7/1/2038 (c)	605,000	291,912
Series XX, 5.25%, 7/1/2035 (c)	200,000	96,500
Series XX, 5.25%, 7/1/2040 (c)	840,000	405,300
Series XX, 5.75%, 7/1/2036 (c)	25,000	12,063
Series ZZ, 4.38%, 7/1/2021 (c)	240,000	115,800
Series ZZ, 4.75%, 7/1/2027 (c)	215,000	103,738
Series ZZ, 5.00%, 7/1/2017 (c)	100,000	48,250
Series ZZ, 5.25%, 7/1/2019 (c)	1,260,000	607,950
Series ZZ, 5.25%, 7/1/2024 (c)	435,000	209,887
Series ZZ, 5.25%, 7/1/2026 (c)	210,000	101,325
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (c)	310,000	3,875
Series A, 4.75%, 7/1/2038 (c)	185,000	44,169
Series AA, 5.00%, 7/1/2035 (c)	180,000	106,650
Series CC, 5.50%, 7/1/2030 (c)	100,000	59,875
Series G, 5.00%, 7/1/2033 (c)	105,000	25,069
Series G, 5.00%, 7/1/2042 (c)	755,000	180,256
Series I, 5.00%, 7/1/2026 (c)	185,000	116,596
Series L, 5.25%, 7/1/2022 (c)	140,000	88,235
Series L, 5.25%, 7/1/2038 (a)	250,000	256,657
Series L, 5.25%, 7/1/2041 (a)	125,000	145,429
Series M, 5.00%, 7/1/2046 (c)	285,000	68,044
Series N, 5.25%, 7/1/2030 (a)	615,000	642,318
Series N, 5.25%, 7/1/2031 (a)	675,000	703,890

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series N, 5.25%, 7/1/2039 (c)	$350,000	$220,587
Series N, 5.50%, 7/1/2023 (c)	110,000	26,263
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
Series A, 5.00%, 7/1/2033 (a)	260,000	262,236
Series A, 6.00%, 7/1/2033	100,000	105,652
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c)	1,000,000	68,750
Series B, 5.00%, 7/1/2022 (c)	140,000	9,625
Series B, 5.00%, 12/15/2022 (c)	600,000	343,500
Series B, 5.00%, 7/1/2037 (c)	510,000	35,063
Series B, 5.00%, 7/1/2041 (c)	330,000	22,688
Series B, 5.00%, 7/1/2046 (c)	555,000	38,156
Series C, 5.50%, 7/1/2020 (c)	160,000	100,600
Series C, 5.50%, 7/1/2021 (c)	110,000	69,163
Series C, 5.50%, 7/1/2023 (a)	115,000	123,783
Series C, 5.50%, 7/1/2024 (a)	415,000	447,681
Series C, 5.50%, 7/1/2026 (a)	290,000	311,860
Series C, 5.50%, 7/1/2027 (a)	470,000	504,827
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2018 (c)	350,000	151,375
5.50%, 7/1/2019 (c)	115,000	49,738
5.75%, 7/1/2022 (c)	405,000	175,162
Series C, 5.75%, 7/1/2019 (c)	100,000	43,250
Series D, 5.38%, 7/1/2033 (c)	180,000	77,850
Series G, 4.75%, 7/1/2032 (c)	280,000	121,100
Series G, 5.00%, 7/1/2026 (c)	460,000	198,950
Series I, 5.25%, 7/1/2029 (c)	470,000	203,275
Series I, 5.25%, 7/1/2033 (c)	830,000	358,975
Series M, 6.25%, 7/1/2022 (c)	295,000	127,588
Series M, 6.25%, 7/1/2023 (c)	260,000	112,450
Series N, 5.00%, 7/1/2032 (c)	650,000	281,125
Series N, 5.00%, 7/1/2037 (c)	395,000	170,837
Series N, 5.50%, 7/1/2020 (c)	155,000	67,038
Series N, 5.50%, 7/1/2027 (c)	210,000	90,825
Series P, 6.13%, 7/1/2023 (c)	240,000	103,800
Series P, 7.00%, 7/1/2021 (c)	220,000	95,150
Series S, 5.50%, 7/1/2023 (c)	245,000	105,963
Series S, 5.88%, 7/1/2039 (c)	215,000	92,988
Series U, 5.25%, 7/1/2023 (c)	150,000	64,875
Series U, 5.25%, 7/1/2042 (c)	1,465,000	633,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A, Zero Coupon, 8/1/2033	240,000	18,492
Series A, 3.88%, 8/1/2018 (c)	255,000	53,231
Series A, 5.00%, 8/1/2018 (c)	210,000	43,838
Series A, 5.00%, 8/1/2019 (c)	100,000	20,875
Series A, 5.63%, 8/1/2030 (c)	150,000	31,313
Series A-1, 5.25%, 8/1/2043 (c)	165,000	34,444
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
5.25%, 8/1/2057 (c)	745,000	411,612
Series A, Zero Coupon, 8/1/2031	380,000	33,378
Series A, Zero Coupon, 8/1/2034	210,000	15,120
Series A, 4.88%, 8/1/2024 (c)	100,000	20,875
Series A, 5.00%, 8/1/2040 (a)	240,000	248,114
Series A, 5.25%, 8/1/2030 (c)	1,685,000	351,744

Series A, 5.38%, 8/1/2039 (c)	4,120,000	860,050
Series A, 5.50%, 8/1/2028 (c)	1,485,000	309,994
Series A, 5.50%, 8/1/2037 (c)	500,000	104,375
Series A, 5.50%, 8/1/2042 (c)	2,830,000	590,762
Series A, 5.75%, 8/1/2037 (c)	680,000	141,950
Series A, 6.00%, 8/1/2042 (c)	715,000	149,256
Series A, 6.13%, 8/1/2029 (c)	100,000	20,875
Series A-1, 5.00%, 8/1/2043 (c)	420,000	87,675
Series B, 5.00%, 8/1/2024 (c)	400,000	83,500
Series B, 5.25%, 8/1/2027 (c)	1,320,000	275,550
Series C, Zero Coupon, 8/1/2038	725,000	40,984
Series C, 3.80%, 8/1/2023 (c)	200,000	106,500
Series C, 4.00%, 8/1/2027 (c)	435,000	231,637
Series C, 5.00%, 8/1/2022 (c)	510,000	271,575
Series C, 5.00%, 8/1/2035 (c)	340,000	70,975
Series C, 5.00%, 8/1/2040 (c)	4,180,000	2,225,850
Series C, 5.00%, 8/1/2046 (c)	2,570,000	1,368,525
Series C, 5.25%, 8/1/2040 (c)	3,610,000	1,922,325
Series C, 5.25%, 8/1/2041 (c)	345,000	72,019
Series C, 5.38%, 8/1/2036 (c)	985,000	205,619
SubSeries A-1, Zero Coupon, 8/1/2023	620,000	100,731
University of Puerto Rico Revenue Series P, 5.00%, 6/1/2022	100,000	66,500

		52,405,756

RHODE ISLAND — 0.0% (h)
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	289,690

SOUTH CAROLINA — 1.3%
Richland County, SC, Environmental Improvement Revenue Series A, 3.88%, 4/1/2023	1,750,000	1,888,757
South Carolina Jobs — Economic Development Authority:
5.00%, 4/1/2047	1,100,000	1,145,606
5.25%, 11/1/2036	500,000	500,025
Series A, 5.25%, 8/1/2030	350,000	381,707
Series A, 7.00%, 11/1/2033	270,000	298,831
South Carolina Ports Authority 4.00%, 7/1/2040	665,000	684,192
South Carolina Public Service Authority Revenue:
5.00%, 12/1/2048	905,000	985,816
5.25%, 12/1/2055	505,000	569,054
Series A, 5.50%, 12/1/2054	320,000	361,987
Series B, 5.13%, 12/1/2043	540,000	595,075
Series D, 5.00%, 12/1/2043	505,000	543,001

		7,954,051

TENNESSEE — 0.6%
Bristol Industrial Development Board Revenue Series B, 5.13%, 12/1/2042 (b)	400,000	394,404
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	897,022
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	442,290

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	$240,000	$272,429
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	414,896
Tennessee Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	115,392
5.00%, 2/1/2027	245,000	290,122
Series A, 5.25%, 9/1/2022	190,000	217,750
Series A, 5.25%, 9/1/2026	550,000	662,953

		3,707,258

TEXAS — 5.6%
Austin Convention Enterprises, Inc. Revenue Series A, 5.00%, 1/1/2034	400,000	455,888
Bexar County, TX, Health Facilities Development Corp., Revenue 4.00%, 7/15/2036	500,000	507,770
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	390,992
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/2022	1,250,000	1,420,275
Central Texas, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	559,075
Series C, 5.00%, 8/15/2037	500,000	555,800
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	114,995
Series A, 4.35%, 12/1/2042	290,000	291,989
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	515,265
Dallas/Fort Worth International Airport Revenue:
5.00%, 11/1/2035	770,000	840,455
Series H, 5.00%, 11/1/2027	140,000	157,678
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	175,000	189,396
6.00%, 8/15/2028	230,000	257,059
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	365,803
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	521,225
Fort Bend County Industrial Development Corp., Revenue:
Series A-REMK 10/1, 4.75%, 5/1/2038	230,000	236,180
Series B, 4.75%, 11/1/2042	385,000	395,345
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	260,905
Hale Center Education Facilities Corp. 5.00%, 3/1/2035	150,000	163,583
Harris County Cultural Education Facilities Finance Corp., Revenue Series A, 5.13%, 1/1/2048	120,000	123,072

Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,213,043
6.50%, 7/15/2030	300,000	335,718
Series A, 5.00%, 7/1/2024	100,000	111,838
Series B-2, 5.00%, 7/15/2020	3,000,000	3,219,100
Love Field, TX, Airport Modernization Corp., Revenue Series AI, 5.25%, 11/1/2040	1,160,000	1,261,338
Lower Colorado River Authority Revenue 5.00%, 5/15/2024	110,000	126,554
Matagorda County Navigation District No. 1 Series A, 4.40%, 5/1/2030 (a)	235,000	263,031
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,032,030
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	639,923
7.75%, 1/1/2045 (b)	940,000	840,755
New Hope, Cultural Education Facilities Corp., Revenue:
4.75%, 4/1/2034	200,000	212,280
5.00%, 7/1/2047	1,000,000	1,076,420
5.50%, 1/1/2049	1,000,000	1,020,270
Series A, 4.25%, 8/15/2027 (b)	250,000	250,523
Series A, 5.00%, 4/1/2046	335,000	356,983
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/2030	225,000	258,212
North Harris County Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	171,911
North Texas Tollway Authority Revenue 6.20%, 1/1/2042 (a)	180,000	227,950
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033	145,000	148,255
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	1,070,000	1,161,581
Red River Health Facilities Development Corp., Revenue:
7.25%, 12/15/2047 (c)	200,000	157,900
Series A, 7.50%, 11/15/2034	1,000,000	1,128,530
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	105,000	127,128
5.50%, 8/1/2027	110,000	135,917
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 5/15/2027	500,000	504,305
4.50%, 11/15/2021	1,500,000	1,500,420
5.00%, 10/1/2044	200,000	210,616
5.63%, 11/15/2041	500,000	519,575
6.75%, 11/15/2052	300,000	323,298
Series B, 4.50%, 11/15/2036	150,000	149,802
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Series D, 6.25%, 12/15/2026	825,000	1,006,632
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	381,566
5.00%, 12/31/2055	490,000	530,572
7.00%, 6/30/2040	475,000	536,522

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	$1,175,000	$1,355,503
5.00%, 12/15/2026	25,000	28,388
5.00%, 12/15/2030	330,000	368,013
5.00%, 12/15/2031	500,000	556,305
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 1/1/2046	180,000	193,158
Tyler Health Facilities Development Corp., Revenue:
Series A, 5.25%, 11/1/2021	100,000	100,001
Series A, 5.38%, 11/1/2037	1,040,000	1,033,635
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	392,642
6.25%, 9/1/2040	370,000	367,129
6.38%, 9/1/2045	505,000	502,424
Wood County Central Hospital District 6.00%, 11/1/2041	575,000	587,472

		34,947,918

U. S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Authority, Revenue:
4.50%, 10/1/2024	350,000	241,245
Series A, 5.00%, 10/1/2024	100,000	71,912
Series A, 5.00%, 10/1/2025	10,000	7,100
Series A, 5.00%, 10/1/2029	1,580,000	1,104,025
Series A, 5.00%, 10/1/2032	415,000	281,071
Series A, 6.00%, 10/1/2039	500,000	325,025
Series A-GROSS RCPTS TAXES LN, 4.00%, 10/1/2022	110,000	79,213
Series A-GROSS RCPTS TAXES LN, 5.00%, 10/1/2032	710,000	466,825
Series A1, 5.00%, 10/1/2029	100,000	69,875
Series A1, 5.00%, 10/1/2039	155,000	103,309
Series B, 5.00%, 10/1/2025	420,000	301,862
Series B, 5.25%, 10/1/2029	395,000	277,582
Series B, 6.63%, 10/1/2029	750,000	504,840
Series C, 5.00%, 10/1/2030	1,000,000	663,760
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	69,027
Series A, 5.00%, 7/1/2031	685,000	348,966

		4,915,637

UTAH — 0.3%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (d)	1,000,000	1,022,930
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	600,000	602,934
Series A, 7.00%, 7/15/2045	110,000	118,483

		1,744,347

VERMONT — 0.2%
University of Vermont & State Agricultural College Revenue 4.00%, 10/1/2037	105,000	110,100

Vermont Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,029,910
Vermont, State Student Assistance Corp., Revenue Series B, AMT, 4.50%, 6/15/2045	115,000	115,893

		1,255,903

VIRGINIA — 1.2%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	134,063
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	348,856
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	54,173
Fairfax County Economic Development Authority Series A, 5.00%, 10/1/2036	600,000	666,084
Lexington, Industrial Development Authority Revenue 4.00%, 1/1/2031	110,000	113,433
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,003,638
Newport News Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	526,340
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	258,932
Stafford County Economic Development Authority 4.00%, 6/15/2037	300,000	305,739
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,549,648
Series C, Zero Coupon, 6/1/2047	500,000	42,290
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	954,117
Virginia, Small Business Financing Authority Revenue:
5.00%, 10/1/2024	400,000	471,920
5.00%, 7/1/2034	500,000	539,650
5.50%, 1/1/2042	250,000	277,847

		7,246,730

WASHINGTON — 0.8%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	762,216
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	320,000	320,134
Washington Economic Development Finance Authority Revenue AMT, 7.50%, 1/1/2032 (b)	535,000	592,705
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	488,962
Series A, 5.00%, 2/1/2041	680,000	706,629

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Washington, State Housing Finance Commission Revenue:
Series A, 6.00%, 7/1/2025 (b)	$675,000	$674,514
Series A, 6.75%, 7/1/2035 (b)	640,000	624,992
Series A, 7.00%, 7/1/2045 (b)	345,000	341,616
Series B, 2.80%, 7/1/2021 (b)	710,000	691,476

		5,203,244

WEST VIRGINIA — 0.1%
Monongalia County, WV, Commission Special District Revenue 5.50%, 6/1/2037	225,000	226,656
West Virginia Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	153,073
West Virginia Hospital Finance Authority Revenue 5.00%, 9/1/2026	100,000	113,957

		493,686

WISCONSIN — 2.4%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	350,537
Public Finance Authority Revenue:
4.00%, 8/1/2035	1,140,000	1,108,593
5.00%, 9/1/2030 (b)	600,000	625,992
5.25%, 4/1/2030	775,000	827,599
5.25%, 3/1/2035 (b)	750,000	775,567
5.25%, 5/15/2052 (b)	1,300,000	1,387,581
5.88%, 4/1/2045	530,000	580,186
6.75%, 12/1/2042 (b)	4,000,000	4,611,880
Series A, 5.13%, 10/1/2045	415,000	422,138
Series A, 5.13%, 6/1/2048 (b)	300,000	303,240
Series A, 5.88%, 6/15/2047 (b)	800,000	787,040
Series A, 6.20%, 10/1/2042	325,000	346,817
Series A, 8.63%, 6/1/2047 (b)	600,000	689,022
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 7/1/2040	625,000	582,119
4.00%, 8/15/2038	110,000	113,664
4.00%, 7/1/2046	335,000	337,449
5.00%, 6/1/2022	760,000	864,546
5.00%, 8/1/2037	150,000	150,453
5.50%, 5/1/2034	350,000	364,686

		15,229,109

TOTAL MUNICIPAL BONDS & NOTES (Cost $617,074,318)		615,897,812

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (i) (j) (Cost $1,484,233)	1,484,233	$1,484,233

TOTAL INVESTMENTS — 99.2% (Cost $618,558,551)		617,382,045
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		5,021,128

NET ASSETS — 100.0%		$622,403,173

(a)	Bond is insured by the following:

% of Net Assets
Ambac Financial Group	1.39%
Assured Guaranty Municipal Corp.	0.49%
National Public Finance Guarantee Corp.	0.47%
Assured Guaranty Corp.	0.19%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.1% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	When-issued security.
(h)	Amount is less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2017.

AMT =	Alternative Minimum Trust

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$10,974,395	$—		$10,974,395
Alaska	—	2,665,974	—		2,665,974
Arizona	—	10,714,749	—		10,714,749
Arkansas	—	3,586,913	—		3,586,913
California	—	83,504,035	—		83,504,035
Colorado	—	21,911,889	—		21,911,889
Connecticut	—	10,997,119	—		10,997,119
Delaware	—	752,440	—		752,440
District of Columbia	—	2,412,280	—		2,412,280
Florida	—	33,025,605	0	(a)	33,025,605
Georgia	—	3,832,750	—		3,832,750
Guam	—	4,380,989	—		4,380,989
Hawaii	—	352,293	—		352,293
Idaho	—	721,248	—		721,248
Illinois	—	60,497,179	—		60,497,179
Indiana	—	9,948,775	—		9,948,775
Iowa	—	8,545,939	—		8,545,939
Kansas	—	3,237,202	—		3,237,202
Kentucky	—	3,949,505	—		3,949,505
Louisiana	—	10,952,070	—		10,952,070
Maine	—	2,343,432	—		2,343,432
Maryland	—	7,422,830	—		7,422,830
Massachusetts	—	5,319,946	—		5,319,946
Michigan	—	10,442,035	—		10,442,035
Minnesota	—	6,661,085	—		6,661,085
Mississippi	—	990,017	—		990,017
Missouri	—	4,123,764	—		4,123,764
Montana	—	431,621	—		431,621
Nebraska	—	369,164	—		369,164
Nevada	—	2,257,760	—		2,257,760
New Hampshire	—	1,399,362	—		1,399,362
New Jersey	—	44,419,691	0	(a)	44,419,691
New Mexico	—	2,075,120	—		2,075,120
New York	—	40,938,576	—		40,938,576
North Carolina	—	2,781,546	—		2,781,546
North Dakota	—	501,370	—		501,370
Ohio	—	30,562,170	—		30,562,170
Oklahoma	—	2,946,256	—		2,946,256
Oregon	—	2,827,337	—		2,827,337
Pennsylvania	—	24,728,052	—		24,728,052
Puerto Rico	—	52,405,756	—		52,405,756
Rhode Island	—	289,690	—		289,690
South Carolina	—	7,954,051	—		7,954,051
Tennessee	—	3,707,258	—		3,707,258
Texas	—	34,947,918	—		34,947,918
U. S. Virgin Islands	—	4,915,637	—		4,915,637
Utah	—	1,744,347	—		1,744,347
Vermont.	—	1,255,903	—		1,255,903
Virginia	—	7,246,730	—		7,246,730
Washington	—	5,203,244	—		5,203,244

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
West Virginia	$—	$493,686	$—	$493,686
Wisconsin	—	15,229,109	—	15,229,109
Short-Term Investment	1,484,233	—	—	1,484,233

TOTAL INVESTMENTS	$1,484,233	$615,897,812	$0	$617,382,045

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	1,784,869	$1,784,869	$25,521,967	$25,822,603	$—	$—	1,484,233	$1,484,233	$6,083

TOTAL		$1,784,869	$25,521,967	$25,822,603	$—	$—		$1,484,233	$6,083

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.3%
Australia Government Bond:
0.75%, 11/21/2027	AUD	1,805,760	$1,380,411
1.00%, 11/21/2018	AUD	1,909,058	1,511,256
1.25%, 2/21/2022	AUD	3,832,950	3,085,580
1.25%, 8/21/2040	AUD	1,868,760	1,449,664
2.00%, 8/21/2035	AUD	2,488,830	2,185,674
2.50%, 9/20/2030	AUD	3,070,262	2,822,650
3.00%, 9/20/2025	AUD	5,050,074	4,598,718
4.00%, 8/20/2020	AUD	5,333,814	4,608,789

			21,642,742

BRAZIL — 8.8%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 5/15/2019	BRL	10,073,638	3,329,067
6.00%, 8/15/2020	BRL	9,021,168	3,016,656
6.00%, 5/15/2021	BRL	9,998,461	3,360,137
6.00%, 8/15/2022	BRL	18,583,606	6,268,101
6.00%, 5/15/2023	BRL	8,780,604	2,969,863
6.00%, 8/15/2024	BRL	7,367,287	2,521,741
6.00%, 8/15/2026	BRL	9,622,864	3,300,538
6.00%, 8/15/2030	BRL	4,781,219	1,660,828
6.00%, 5/15/2035	BRL	8,119,049	2,861,766
6.00%, 8/15/2040	BRL	4,209,878	1,502,880
6.00%, 5/15/2045	BRL	12,779,988	4,551,809
6.00%, 8/15/2050	BRL	19,094,806	6,879,447
6.00%, 5/15/2055	BRL	4,931,572	1,799,551

			44,022,384

CANADA — 4.5%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	3,225,894	2,872,984
1.50%, 12/1/2044	CAD	3,558,935	3,306,154
2.00%, 12/1/2041	CAD	3,054,285	3,076,874
3.00%, 12/1/2036	CAD	2,956,390	3,320,215
4.00%, 12/1/2031	CAD	3,374,785	3,933,089
4.25%, 12/1/2021	CAD	3,084,323	2,882,861
4.25%, 12/1/2026	CAD	3,088,301	3,302,740

			22,694,917

CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,892,632,090	2,995,907
1.50%, 3/1/2026	CLP	2,052,572,830	3,198,865
2.00%, 3/1/2035	CLP	1,732,691,350	2,742,990
3.00%, 1/1/2020	CLP	666,419,750	1,091,934
3.00%, 1/1/2030	CLP	1,865,975,299	3,331,084
3.00%, 1/1/2042	CLP	346,538,270	651,856
3.00%, 1/1/2044	CLP	2,145,871,595	3,965,171
Bonos del Banco Central de Chileen UF:
3.00%, 2/1/2021	CLP	959,644,440	1,597,902
3.00%, 3/1/2022	CLP	133,283,950	224,928
3.00%, 3/1/2023	CLP	559,792,590	959,788
3.00%, 1/1/2040	CLP	399,851,850	738,828
3.00%, 2/1/2041	CLP	533,135,800	987,470

			22,486,723

COLOMBIA — 3.2%
Colombian TES:
3.00%, 3/25/2033	COP	5,791,749,600	1,845,793
3.30%, 3/17/2027	COP	2,014,709,600	698,349
3.50%, 4/17/2019	COP	6,169,472,400	2,145,965
3.50%, 3/10/2021	COP	11,331,684,000	3,971,995
3.50%, 5/7/2025	COP	6,799,010,400	2,418,358
4.75%, 2/23/2023	COP	9,745,248,240	3,647,260
4.75%, 4/4/2035	COP	3,777,228,000	1,481,127

			16,208,847

FRANCE — 8.1%
France Government Bond OAT:
0.10%, 3/1/2021	EUR	855,022	1,071,251
0.10%, 7/25/2021	EUR	1,264,180	1,586,567
0.10%, 3/1/2025	EUR	1,212,596	1,539,304
0.10%, 3/1/2028	EUR	1,312,168	1,646,493
0.10%, 7/25/2047 (a)	EUR	959,073	1,154,873
0.25%, 7/25/2024	EUR	2,337,654	3,029,988
0.70%, 7/25/2030 (a)	EUR	1,293,284	1,753,286
1.10%, 7/25/2022	EUR	3,017,493	4,024,899
1.30%, 7/25/2019	EUR	1,399,451	1,750,623
1.80%, 7/25/2040	EUR	2,027,305	3,466,149
1.85%, 7/25/2027	EUR	2,703,300	4,015,145
2.10%, 7/25/2023	EUR	2,661,480	3,775,171
2.25%, 7/25/2020	EUR	3,789,349	5,004,429
3.15%, 7/25/2032	EUR	2,119,784	3,858,154
3.40%, 7/25/2029	EUR	1,713,919	3,005,125

			40,681,457

GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	4,666,040	5,959,828
0.10%, 4/15/2026	EUR	3,384,408	4,398,200
0.10%, 4/15/2046	EUR	1,951,422	2,603,862
0.50%, 4/15/2030	EUR	2,734,118	3,709,028
1.75%, 4/15/2020	EUR	4,421,539	5,680,784

			22,351,702

ISRAEL — 4.7%
Israel Government Bond — CPI Linked:
0.10%, 10/30/2020	ILS	6,523,274	1,859,387
0.75%, 10/31/2025	ILS	6,367,731	1,870,962
1.00%, 5/31/2045	ILS	3,995,880	1,017,677
1.75%, 9/29/2023	ILS	6,389,287	1,992,489
2.75%, 9/30/2022	ILS	6,979,574	2,257,362
2.75%, 8/30/2041	ILS	8,270,663	3,084,004
3.00%, 10/31/2019	ILS	4,435,427	1,334,049
4.00%, 5/30/2036	ILS	8,362,522	3,593,718
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	13,054,705	4,272,451
4.00%, 7/31/2024	ILS	5,505,664	1,963,624

			23,245,723

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	968,715	$1,161,851
1.25%, 9/15/2032 (a)	EUR	1,414,602	1,665,163
1.30%, 5/15/2028 (a)	EUR	808,144	974,247
1.70%, 9/15/2018	EUR	333	407
2.10%, 9/15/2021	EUR	2,772,627	3,630,194
2.35%, 9/15/2019	EUR	2,911,350	3,689,997
2.35%, 9/15/2024 (a)	EUR	2,134,734	2,851,961
2.35%, 9/15/2035	EUR	2,418,440	3,335,537
2.55%, 9/15/2041	EUR	1,626,553	2,240,143
2.60%, 9/15/2023	EUR	3,175,810	4,316,136
3.10%, 9/15/2026	EUR	1,984,532	2,814,352

			26,679,988

JAPAN — 4.5%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	149,785,000	1,375,896
0.10%, 3/10/2024	JPY	281,706,100	2,593,953
0.10%, 9/10/2024	JPY	402,597,000	3,719,637
0.10%, 3/10/2025	JPY	848,848,000	7,846,367
0.10%, 3/10/2026	JPY	604,253,680	5,596,184
0.10%, 3/10/2027	JPY	170,567,800	1,584,228

			22,716,265

MEXICO — 4.5%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	33,623,433	1,765,507
2.50%, 12/10/2020	MXN	44,792,463	2,424,492
4.00%, 6/13/2019	MXN	63,989,233	3,578,400
4.00%, 11/30/2028	MXN	11,634,406	689,482
4.00%, 11/15/2040	MXN	70,533,586	4,146,700
4.00%, 11/8/2046	MXN	47,991,925	2,844,749
4.50%, 12/4/2025	MXN	73,238,586	4,454,308
4.50%, 11/22/2035	MXN	41,680,260	2,616,371

			22,520,009

NEW ZEALAND — 1.5%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,251,248	2,395,724
2.50%, 9/20/2035	NZD	2,590,702	1,966,019
2.50%, 9/20/2040	NZD	1,019,600	750,055
3.00%, 9/20/2030	NZD	2,982,240	2,418,705

			7,530,503

SOUTH AFRICA — 4.5%
South Africa Government Bond — CPI Linked:
1.88%, 3/31/2029	ZAR	7,844,422	543,752
1.88%, 2/28/2033	ZAR	14,858,882	1,015,421
2.00%, 1/31/2025	ZAR	28,391,482	2,046,344
2.25%, 1/31/2038	ZAR	24,918,761	1,772,212
2.50%, 3/31/2046	ZAR	24,360,746	1,778,759
2.50%, 12/31/2050	ZAR	33,768,758	2,467,291
2.60%, 3/31/2028	ZAR	30,956,320	2,317,931
2.75%, 1/31/2022	ZAR	28,773,694	2,168,450
3.45%, 12/7/2033	ZAR	46,872,168	3,910,423
5.50%, 12/7/2023	ZAR	48,482,171	4,235,673

			22,256,256

SOUTH KOREA — 1.3%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	2,119,799,250	1,781,492
1.13%, 6/10/2023	KRW	697,312,350	621,692
1.50%, 6/10/2021	KRW	2,547,132,700	2,310,998
1.75%, 6/10/2025	KRW	969,901,400	873,238
2.75%, 6/10/2020	KRW	864,939,905	806,676

			6,394,096

SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	1,902,109	2,379,458
0.55%, 11/30/2019 (a)	EUR	4,608,650	5,687,950
0.65%, 11/30/2027 (a)	EUR	1,915,523	2,326,060
1.00%, 11/30/2030 (a)	EUR	3,484,880	4,274,562
1.80%, 11/30/2024 (a)	EUR	6,006,438	8,128,980

			22,797,010

SWEDEN — 3.3%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	15,765,694	2,017,396
0.13%, 6/1/2026	SEK	8,716,167	1,209,008
0.25%, 6/1/2022	SEK	17,310,722	2,344,675
1.00%, 6/1/2025	SEK	16,341,283	2,398,601
3.50%, 12/1/2028	SEK	23,621,896	4,454,598
4.00%, 12/1/2020	SEK	26,870,364	3,960,080

			16,384,358

TURKEY — 4.6%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	7,113,930	1,803,639
2.00%, 10/26/2022	TRY	7,648,091	2,058,001
2.00%, 9/18/2024	TRY	5,581,415	1,480,854
2.00%, 4/16/2025	TRY	5,475,551	1,446,761
2.40%, 5/8/2024	TRY	4,202,106	1,146,212
2.70%, 1/14/2026	TRY	6,661,869	1,847,511
2.80%, 11/8/2023	TRY	4,376,471	1,223,556
2.90%, 7/7/2027	TRY	1,601,881	454,514
3.00%, 1/6/2021	TRY	6,378,709	1,797,325
3.00%, 7/21/2021	TRY	7,567,094	2,132,601
3.00%, 2/23/2022	TRY	7,714,395	2,176,066
3.00%, 8/2/2023	TRY	6,112,468	1,727,635
3.50%, 2/20/2019	TRY	5,556,726	1,574,309
4.00%, 4/1/2020	TRY	7,128,393	2,054,667

			22,923,651

UNITED KINGDOM — 22.4%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	1,392,773	1,991,282
0.13%, 3/22/2024	GBP	3,363,442	5,170,254
0.13%, 3/22/2026	GBP	1,426,518	2,242,476
0.13%, 3/22/2029	GBP	2,241,252	3,676,908
0.13%, 11/22/2036	GBP	787,095	1,447,957
0.13%, 3/22/2044	GBP	2,420,126	4,945,195
0.13%, 3/22/2046	GBP	2,117,080	4,447,372
0.13%, 11/22/2056	GBP	607,812	1,506,004

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

0.13%, 3/22/2058	GBP	1,508,970	$3,834,900
0.13%, 11/22/2065	GBP	1,047,790	3,044,506
0.13%, 3/22/2068	GBP	1,857,811	5,667,767
0.25%, 3/22/2052	GBP	1,803,792	4,296,464
0.38%, 3/22/2062	GBP	1,938,159	5,700,330
0.50%, 3/22/2050	GBP	2,109,905	5,164,594
0.63%, 3/22/2040	GBP	2,394,532	5,084,232
0.63%, 11/22/2042	GBP	2,247,635	5,010,856
0.75%, 3/22/2034	GBP	2,414,728	4,653,708
0.75%, 11/22/2047	GBP	1,871,456	4,634,695
1.13%, 11/22/2037	GBP	2,523,143	5,525,210
1.25%, 11/22/2027	GBP	2,741,910	4,889,978
1.25%, 11/22/2032	GBP	2,073,475	4,146,633
1.25%, 11/22/2055	GBP	1,774,713	5,698,355
1.88%, 11/22/2022	GBP	2,282,199	3,746,854
2.00%, 1/26/2035	GBP	1,995,492	4,628,607
2.50%, 4/16/2020	GBP	3,235,069	4,981,779
2.50%, 7/17/2024	GBP	1,182,297	2,128,146
4.13%, 7/22/2030	GBP	1,468,105	3,642,415

			111,907,477

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $470,174,674)			495,444,108

		Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $ 29,425)		29,425	29,425

TOTAL INVESTMENTS — 99.1%
(Cost $ 470,204,099)			495,473,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			4,505,543

NET ASSETS — 100.0%			$499,979,076

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$21,642,742	$—	$21,642,742
Brazil	—	44,022,384	—	44,022,384
Canada	—	22,694,917	—	22,694,917
Chile	—	22,486,723	—	22,486,723
Colombia	—	16,208,847	—	16,208,847
France	—	40,681,457	—	40,681,457
Germany	—	22,351,702	—	22,351,702

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Israel	$—	$23,245,723	$—	$23,245,723
Italy.	—	26,679,988	—	26,679,988
Japan	—	22,716,265	—	22,716,265
Mexico	—	22,520,009	—	22,520,009
New Zealand	—	7,530,503	—	7,530,503
South Africa	—	22,256,256	—	22,256,256
South Korea	—	6,394,096	—	6,394,096
Spain	—	22,797,010	—	22,797,010
Sweden	—	16,384,358	—	16,384,358
Turkey	—	22,923,651	—	22,923,651
United Kingdom	—	111,907,477	—	111,907,477
Short-Term Investment	29,425	—	—	29,425

TOTAL INVESTMENTS	$29,425	$495,444,108	$—	$495,473,533

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,113	$87,113	$5,774,135	$5,831,823	$—	$—	29,425	$29,425	$681

TOTAL		$87,113	$5,774,135	$5,831,823	$—	$—		$29,425	$681

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.5%
Australia Government Bond:
2.75%, 10/21/2019	AUD	4,385,000	$3,495,076
3.25%, 10/21/2018	AUD	1,620,000	1,290,408
4.50%, 4/15/2020	AUD	3,120,000	2,595,647
5.25%, 3/15/2019	AUD	3,125,000	2,571,182

			9,952,313

AUSTRIA — 4.1%
Austria Government Bond:
0.25%, 10/18/2019 (a) (b)	EUR	1,170,000	1,406,776
1.15%, 10/19/2018 (a) (b)	EUR	1,090,000	1,311,937
1.95%, 6/18/2019 (a)	EUR	1,100,000	1,357,526
3.90%, 7/15/2020 (a)	EUR	2,380,000	3,160,139
4.35%, 3/15/2019 (a) (b)	EUR	1,400,000	1,774,291

			9,010,669

BELGIUM — 2.2%
Belgium Government Bond:
3.00%, 9/28/2019	EUR	1,945,000	2,462,254
4.00%, 3/28/2019	EUR	1,858,000	2,346,659

			4,808,913

CANADA — 4.5%
Canadian Government Bond:
0.50%, 11/1/2018	CAD	880,000	696,668
0.50%, 2/1/2019	CAD	1,100,000	868,496
0.75%, 5/1/2019	CAD	1,385,000	1,094,633
0.75%, 8/1/2019	CAD	340,000	268,026
0.75%, 9/1/2020	CAD	1,280,000	999,109
1.25%, 11/1/2019	CAD	1,610,000	1,279,439
1.50%, 3/1/2020	CAD	2,030,000	1,620,997
1.75%, 3/1/2019	CAD	900,000	722,548
1.75%, 9/1/2019	CAD	1,200,000	963,406
3.50%, 6/1/2020	CAD	450,000	377,778
3.75%, 6/1/2019	CAD	1,300,000	1,077,400

			9,968,500

CHILE — 0.2%
Bonos del Banco Central de Chileen Pesos:
4.50%, 4/1/2020	CLP	60,000,000	96,481
4.50%, 6/1/2020	CLP	215,000,000	346,650

			443,131

CZECH REPUBLIC — 1.2%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	11,900,000	541,051
1.50%, 10/29/2019	CZK	12,000,000	562,658
5.00%, 4/11/2019	CZK	12,840,000	629,686
Series 46, 3.75%, 9/12/2020	CZK	11,000,000	555,111
Series 101, Zero Coupon, 2/10/2020	CZK	6,420,000	294,175

			2,582,681

DENMARK — 1.6%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	8,760,000	1,405,438
4.00%, 11/15/2019	DKK	12,675,000	2,210,896

			3,616,334

FINLAND — 1.5%
Finland Government Bond:
0.38%, 9/15/2020 (a) (b)	EUR	900,000	1,091,047
3.38%, 4/15/2020 (a)	EUR	1,050,000	1,365,185
4.38%, 7/4/2019 (a) (b)	EUR	725,000	933,119

			3,389,351

FRANCE — 5.7%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	600,000	715,212
Zero Coupon, 2/25/2020	EUR	1,520,000	1,818,093
Zero Coupon, 5/25/2020	EUR	450,000	538,639
0.50%, 11/25/2019	EUR	1,688,000	2,040,851
1.00%, 11/25/2018	EUR	700,000	842,516
1.00%, 5/25/2019	EUR	830,000	1,007,032
3.50%, 4/25/2020	EUR	1,000,000	1,303,614
3.75%, 10/25/2019	EUR	1,170,000	1,507,529
4.25%, 10/25/2018	EUR	625,000	777,019
4.25%, 4/25/2019	EUR	1,120,000	1,424,973
8.50%, 10/25/2019	EUR	350,000	491,668

			12,467,146

GERMANY — 4.8%
Bundesrepublik Deutschland:
Zero Coupon, 6/14/2019	EUR	600,000	718,261
Zero Coupon, 9/13/2019	EUR	125,000	149,788
Federal Republic of Germany:
Zero Coupon, 12/14/2018	EUR	700,000	834,863
Zero Coupon, 3/15/2019	EUR	475,000	567,690
Zero Coupon, 4/17/2020	EUR	675,000	811,262
0.25%, 10/11/2019	EUR	630,000	759,233
0.50%, 4/12/2019	EUR	700,000	843,288
1.00%, 10/12/2018	EUR	550,000	661,889
1.00%, 2/22/2019	EUR	600,000	726,716
2.25%, 9/4/2020	EUR	210,000	269,406
3.00%, 7/4/2020	EUR	850,000	1,106,665
3.25%, 1/4/2020	EUR	950,000	1,223,963
3.50%, 7/4/2019	EUR	765,000	972,117
3.75%, 1/4/2019	EUR	750,000	937,330

			10,582,471

HONG KONG — 0.3%
Hong Kong Government Bond Programme:
1.06%, 2/5/2020	HKD	2,050,000	263,095
1.47%, 2/20/2019	HKD	1,950,000	252,261
2.93%, 1/13/2020	HKD	1,000,000	133,595

			648,951

HUNGARY — 0.7%
Hungary Government Bond:
2.00%, 10/30/2019	HUF	50,800,000	200,986
3.50%, 6/24/2020	HUF	115,000,000	475,261
5.50%, 12/20/2018	HUF	34,000,000	137,989
6.50%, 6/24/2019	HUF	150,000,000	633,904
Series 20-C, 1.00%, 9/23/2020	HUF	35,000,000	135,573

			1,583,713

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

IRELAND — 3.0%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,100,000	$1,410,184
4.50%, 10/18/2018	EUR	1,260,000	1,567,231
4.50%, 4/18/2020	EUR	1,780,000	2,369,753
5.90%, 10/18/2019	EUR	950,000	1,269,765

			6,616,933

ISRAEL — 1.5%
Israel Government Bond:
0.50%, 10/31/2018	ILS	2,345,000	666,670
2.25%, 5/31/2019	ILS	2,975,000	871,711
5.00%, 1/31/2020	ILS	2,800,000	880,657
6.00%, 2/28/2019	ILS	2,550,000	781,612

			3,200,650

ITALY — 6.3%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	1,100,000	1,305,084
0.35%, 6/15/2020	EUR	1,125,000	1,338,646
Italy Certificati di Credito del Tesoro:
Zero Coupon, 12/28/2018	EUR	838,000	993,992
Zero Coupon, 5/30/2019	EUR	390,000	461,995
Republic of Italy:
0.10%, 4/15/2019	EUR	600,000	713,069
0.30%, 10/15/2018	EUR	350,000	416,488
0.70%, 5/1/2020	EUR	300,000	360,476
1.05%, 12/1/2019	EUR	400,000	484,475
1.50%, 8/1/2019	EUR	600,000	730,825
2.50%, 5/1/2019	EUR	620,000	764,682
3.50%, 12/1/2018	EUR	800,000	987,704
4.00%, 9/1/2020	EUR	550,000	723,307
4.25%, 2/1/2019	EUR	900,000	1,127,942
4.25%, 9/1/2019	EUR	700,000	897,275
4.25%, 3/1/2020	EUR	700,000	912,498
4.50%, 3/1/2019	EUR	570,000	719,100
4.50%, 2/1/2020	EUR	750,000	980,085

			13,917,643

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 10/15/2018	JPY	40,000,000	356,192
0.10%, 11/15/2018	JPY	185,000,000	1,647,817
0.10%, 12/15/2018	JPY	50,000,000	445,445
0.10%, 3/15/2019	JPY	50,000,000	445,649
0.10%, 5/15/2019	JPY	95,000,000	847,037
Series 373, 0.10%, 2/15/2019	JPY	197,000,000	1,755,543
Series 375, 0.10%, 4/15/2019	JPY	55,000,000	490,317
Series 377, 0.10%, 6/15/2019	JPY	248,000,000	2,211,632
Series 379, 0.10%, 8/15/2019	JPY	60,000,000	535,248
Series 380, 0.10%, 9/15/2019	JPY	41,000,000	365,799
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	100,000,000	891,822
0.10%, 9/20/2019	JPY	70,000,000	624,618

0.10%, 12/20/2019	JPY	610,000,000	5,444,832
0.10%, 3/20/2020	JPY	493,000,000	4,403,254
0.10%, 6/20/2020	JPY	475,000,000	4,243,415
0.20%, 12/20/2018	JPY	330,000,000	2,943,601
0.20%, 3/20/2019	JPY	255,000,000	2,276,231
0.20%, 6/20/2019	JPY	150,000,000	1,340,012
0.20%, 9/20/2019	JPY	178,000,000	1,591,366
Series 125, 0.10%, 9/20/2020	JPY	530,000,000	4,737,343
Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	1,807,773
1.30%, 3/20/2019	JPY	150,000,000	1,360,414
1.30%, 9/20/2019	JPY	70,000,000	639,288
1.30%, 12/20/2019	JPY	125,000,000	1,145,416
1.30%, 3/20/2020	JPY	85,000,000	781,458
1.40%, 12/20/2018	JPY	150,000,000	1,357,442
1.40%, 6/20/2019	JPY	25,000,000	227,906
1.40%, 9/20/2019	JPY	100,000,000	915,018
1.40%, 3/20/2020	JPY	175,000,000	1,612,724
1.50%, 3/20/2019	JPY	100,000,000	909,546
1.50%, 6/20/2019	JPY	100,000,000	913,144
Series 309, 1.10%, 6/20/2020	JPY	48,000,000	440,479
Government of Japan 20 Year Bond:
2.40%, 3/20/2020	JPY	50,000,000	471,656
2.90%, 9/20/2019	JPY	30,000,000	282,376

			50,461,813

MALAYSIA — 2.3%
Malaysia Government Bond:
3.49%, 3/31/2020	MYR	1,000,000	237,758
3.65%, 10/31/2019	MYR	5,000,000	1,192,185
3.76%, 3/15/2019	MYR	2,250,000	537,633
4.38%, 11/29/2019	MYR	2,000,000	484,479
5.73%, 7/30/2019	MYR	700,000	172,925
Series 0613, 3.89%, 7/31/2020	MYR	300,000	71,993
Malaysia Government Investment Issue:
3.56%, 4/30/2019	MYR	2,000,000	475,013
3.58%, 5/15/2020	MYR	1,200,000	283,821
3.91%, 8/13/2019	MYR	800,000	191,417
4.30%, 10/31/2018	MYR	1,000,000	239,822
Series 0215, 3.80%, 8/27/2020	MYR	2,310,000	550,533
Series 0416, 3.23%, 4/15/2020	MYR	2,350,000	552,624

			4,990,203

MEXICO — 2.7%
Mexican Bonos:
5.00%, 12/11/2019	MXN	39,330,000	2,088,237
8.00%, 6/11/2020	MXN	34,800,000	1,977,856
8.50%, 12/13/2018	MXN	35,000,000	1,959,329

			6,025,422

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

NETHERLANDS — 4.6%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	2,050,000	$2,472,454
1.25%, 1/15/2019 (a)	EUR	1,925,000	2,332,896
3.50%, 7/15/2020 (a) (b)	EUR	2,178,000	2,870,537
4.00%, 7/15/2019 (a) (b)	EUR	1,925,000	2,467,323

			10,143,210

NEW ZEALAND — 1.0%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,385,000	1,023,178
Series 319, 5.00%, 3/15/2019	NZD	1,520,000	1,146,722

			2,169,900

NORWAY — 0.8%
Norway Government Bond
4.50%, 5/22/2019 (a)	NOK	12,795,000	1,710,061

POLAND — 2.3%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	3,500,000	945,416
Zero Coupon, 4/25/2019	PLN	3,480,000	931,324
1.50%, 4/25/2020	PLN	4,475,000	1,211,853
3.25%, 7/25/2019	PLN	3,300,000	930,243
5.50%, 10/25/2019	PLN	3,200,000	943,442

			4,962,278

RUSSIA — 0.9%
Russian Federal Bond — OFZ:
6.40%, 5/27/2020	RUB	31,690,000	536,595
6.70%, 5/15/2019	RUB	32,000,000	549,589
6.80%, 12/11/2019	RUB	25,000,000	428,710
7.50%, 2/27/2019	RUB	24,750,000	430,332

			1,945,226

SINGAPORE — 1.2%
Singapore Government Bond:
1.63%, 10/1/2019	SGD	1,105,000	817,470
2.00%, 7/1/2020	SGD	475,000	354,969
2.50%, 6/1/2019	SGD	1,130,000	847,964
3.25%, 9/1/2020	SGD	900,000	696,432

			2,716,835

SLOVAKIA — 0.6%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	590,000	712,195
4.00%, 4/27/2020	EUR	525,000	691,099

			1,403,294

SLOVENIA — 0.3%
Slovenia Government Bond:
4.13%, 1/26/2020	EUR	300,000	390,530
4.38%, 2/6/2019	EUR	150,000	188,413

			578,943

SOUTH AFRICA — 0.5%
South Africa Government Bond:
7.25%, 1/15/2020	ZAR	9,053,000	669,832
8.00%, 12/21/2018	ZAR	7,180,000	537,815

			1,207,647

SOUTH KOREA — 4.6%
Korea Treasury Bond:
1.50%, 6/10/2019	KRW	1,150,000,000	999,408
1.75%, 12/10/2018	KRW	2,390,000,000	2,089,205
2.00%, 3/10/2020	KRW	3,893,000,000	3,408,471
2.75%, 9/10/2019	KRW	2,350,000,000	2,087,125
3.13%, 3/10/2019	KRW	755,000,000	671,763
Series 1912, 1.25%, 12/10/2019.	KRW	900,000,000	775,662

			10,031,634

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 1/31/2019	EUR	825,000	982,649
1.15%, 7/30/2020	EUR	575,000	703,894
1.40%, 1/31/2020	EUR	1,425,000	1,746,955
2.75%, 4/30/2019	EUR	1,000,000	1,239,576
3.75%, 10/31/2018	EUR	975,000	1,204,022
4.00%, 4/30/2020 (a)	EUR	1,200,000	1,570,008
4.30%, 10/31/2019 (a)	EUR	1,050,000	1,358,979
4.60%, 7/30/2019 (a)	EUR	950,000	1,223,831

			10,029,914

SWEDEN — 0.9%
Kingdom of Sweden
4.25%, 3/12/2019	SEK	15,010,000	1,970,875

SWITZERLAND — 0.8%
Switzerland Government Bond:
2.25%, 7/6/2020	CHF	750,000	838,363
3.00%, 5/12/2019	CHF	885,000	970,427

			1,808,790

THAILAND — 1.5%
Thailand Government Bond:
2.55%, 6/26/2020	THB	20,850,000	641,984
3.45%, 3/8/2019	THB	14,100,000	434,760
3.88%, 6/13/2019	THB	43,800,000	1,366,368
5.38%, 12/3/2019	THB	1,500,000	48,695
5.50%, 8/13/2019	THB	17,500,000	563,514
5.63%, 1/12/2019	THB	6,700,000	211,447

			3,266,768

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.75%, 7/22/2019	GBP	1,585,000	2,176,063
2.00%, 7/22/2020	GBP	1,400,000	1,954,625
3.75%, 9/7/2019	GBP	1,305,000	1,863,077
4.50%, 3/7/2019	GBP	1,360,000	1,930,668
4.75%, 3/7/2020	GBP	1,455,000	2,154,932

			10,079,365

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $211,629,585)			218,291,577

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $744,060)	744,060	$744,060

TOTAL INVESTMENTS — 99.5% (Cost $212,373,645)		219,035,637
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,048,972

NET ASSETS — 100.0%		$220,084,609

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.8% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $11,360,942 or 5.4% of net assets as of September 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$9,952,313	$—	$9,952,313
Austria	—	9,010,669	—	9,010,669
Belgium	—	4,808,913	—	4,808,913
Canada	—	9,968,500	—	9,968,500
Chile	—	443,131	—	443,131
Czech Republic	—	2,582,681	—	2,582,681
Denmark	—	3,616,334	—	3,616,334
Finland	—	3,389,351	—	3,389,351
France	—	12,467,146	—	12,467,146
Germany	—	10,582,471	—	10,582,471
Hong Kong	—	648,951	—	648,951
Hungary	—	1,583,713	—	1,583,713
Ireland	—	6,616,933	—	6,616,933
Israel	—	3,200,650	—	3,200,650
Italy	—	13,917,643	—	13,917,643
Japan	—	50,461,813	—	50,461,813
Malaysia	—	4,990,203	—	4,990,203
Mexico	—	6,025,422	—	6,025,422
Netherlands	—	10,143,210	—	10,143,210

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$—	$2,169,900	$—	$2,169,900
Norway	—	1,710,061	—	1,710,061
Poland	—	4,962,278	—	4,962,278
Russia	—	1,945,226	—	1,945,226
Singapore	—	2,716,835	—	2,716,835
Slovakia	—	1,403,294	—	1,403,294
Slovenia	—	578,943	—	578,943
South Africa	—	1,207,647	—	1,207,647
South Korea	—	10,031,634	—	10,031,634
Spain	—	10,029,914	—	10,029,914
Sweden	—	1,970,875	—	1,970,875
Switzerland	—	1,808,790	—	1,808,790
Thailand	—	3,266,768	—	3,266,768
United Kingdom	—	10,079,365	—	10,079,365
Short-Term Investment	744,060	—	—	744,060

TOTAL INVESTMENTS	$744,060	$218,291,577	$—	$219,035,637

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,298	$93,298	$4,751,273	$4,100,511	$—	$—	744,060	$744,060	$393

TOTAL		$93,298	$4,751,273	$4,100,511	$—	$—		$744,060	$393

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bond:
1.75%, 11/21/2020	AUD	5,705,000	$4,422,078
2.00%, 12/21/2021	AUD	2,780,000	2,154,540
2.75%, 10/21/2019	AUD	4,495,000	3,582,752
2.75%, 4/21/2024	AUD	4,750,000	3,762,471
2.75%, 11/21/2028	AUD	2,865,000	2,213,224
2.75%, 6/21/2035	AUD	844,000	616,417
3.25%, 10/21/2018	AUD	2,625,000	2,090,939
3.25%, 4/21/2025	AUD	4,450,000	3,625,528
3.25%, 4/21/2029	AUD	3,525,000	2,849,572
3.25%, 6/21/2039	AUD	1,450,000	1,106,375
3.75%, 4/21/2037	AUD	2,456,000	2,042,250
4.25%, 4/21/2026	AUD	5,555,000	4,852,085
4.50%, 4/15/2020	AUD	4,900,000	4,076,497
4.50%, 4/21/2033	AUD	2,000,000	1,834,058
4.75%, 4/21/2027	AUD	5,495,000	5,012,992
5.25%, 3/15/2019	AUD	3,800,000	3,126,557
5.50%, 4/21/2023	AUD	4,500,000	4,083,849
5.75%, 5/15/2021	AUD	5,000,000	4,403,921
5.75%, 7/15/2022	AUD	5,250,000	4,745,867
Series 148, 2.75%, 11/21/2027	AUD	4,875,000	3,792,110
Series 149, 2.25%, 5/21/2028	AUD	4,185,000	3,093,268
Series 150, 3.00%, 3/21/2047	AUD	1,285,000	896,610

			68,383,960

AUSTRIA — 4.0%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	320,000	381,186
Zero Coupon, 7/15/2023 (a)	EUR	3,775,000	4,459,491
0.25%, 10/18/2019 (a)	EUR	2,820,000	3,390,690
0.50%, 4/20/2027 (a)	EUR	3,180,000	3,713,567
0.75%, 10/20/2026 (a)	EUR	2,050,000	2,467,374
1.15%, 10/19/2018 (a)	EUR	2,175,000	2,617,855
1.20%, 10/20/2025 (a)	EUR	2,300,000	2,900,964
1.50%, 2/20/2047 (a)	EUR	1,135,000	1,315,908
1.50%, 11/2/2086 (a)	EUR	600,000	596,858
1.65%, 10/21/2024 (a)	EUR	1,800,000	2,344,800
1.75%, 10/20/2023 (a)	EUR	1,950,000	2,547,344
1.95%, 6/18/2019 (a)	EUR	2,260,000	2,789,099
2.10%, 9/20/2117 (a)	EUR	750,000	907,211
2.40%, 5/23/2034 (a)	EUR	1,950,000	2,755,189
3.15%, 6/20/2044 (a)	EUR	1,435,000	2,325,332
3.40%, 11/22/2022 (a)	EUR	2,125,000	2,972,469
3.50%, 9/15/2021 (a)	EUR	2,650,000	3,613,993
3.65%, 4/20/2022 (a)	EUR	1,934,000	2,694,519
3.80%, 1/26/2062 (a)	EUR	865,000	1,670,094
3.90%, 7/15/2020 (a)	EUR	2,250,000	2,987,527
4.15%, 3/15/2037 (a)	EUR	2,165,000	3,861,665
4.35%, 3/15/2019 (a)	EUR	1,950,000	2,471,334
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,519,746
6.25%, 7/15/2027	EUR	1,370,000	2,507,550

			60,811,765

BELGIUM — 4.6%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	885,000	1,056,414
0.50%, 10/22/2024 (a)	EUR	1,585,000	1,903,261
0.80%, 6/22/2025 (a)	EUR	2,300,000	2,805,190
Series 81, 0.80%, 6/22/2027 (a)	EUR	4,310,000	5,124,220
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,850,000	2,269,880
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,514,284
1.45%, 6/22/2037 (a)	EUR	750,000	887,820
1.60%, 6/22/2047 (a)	EUR	850,000	964,614
1.90%, 6/22/2038 (a)	EUR	1,450,000	1,845,839
Series 80, 2.15%, 6/22/2066 (a)	EUR	350,000	429,116
2.25%, 6/22/2023	EUR	2,130,000	2,850,336
2.25%, 6/22/2057 (a)	EUR	985,000	1,260,335
2.60%, 6/22/2024 (a)	EUR	2,925,000	4,019,432
3.00%, 9/28/2019	EUR	2,195,000	2,778,739
3.00%, 6/22/2034 (a)	EUR	1,135,000	1,696,165
3.75%, 9/28/2020 (a)	EUR	3,125,000	4,165,794
3.75%, 6/22/2045	EUR	1,550,000	2,674,467
4.00%, 3/28/2019	EUR	2,050,000	2,589,156
4.00%, 3/28/2022	EUR	1,875,000	2,646,130
4.00%, 3/28/2032	EUR	1,210,000	1,990,915
4.25%, 9/28/2021 (a)	EUR	2,875,000	4,030,984
4.25%, 9/28/2022	EUR	2,665,000	3,853,609
4.25%, 3/28/2041 (a)	EUR	2,600,000	4,728,971
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,902,350
5.00%, 3/28/2035 (a)	EUR	2,727,000	5,131,027
5.50%, 3/28/2028	EUR	2,625,000	4,612,085

			69,731,133

CANADA — 4.5%
Canada Government International Bond
2.75%, 12/1/2064	CAD	850,000	733,474
Canadian Government Bond:
0.50%, 11/1/2018	CAD	2,910,000	2,303,755
0.50%, 2/1/2019	CAD	4,000,000	3,158,166
0.50%, 3/1/2022	CAD	4,550,000	3,448,745
0.75%, 5/1/2019	CAD	5,715,000	4,516,845
0.75%, 8/1/2019	CAD	2,965,000	2,337,339
0.75%, 9/1/2020	CAD	2,575,000	2,009,350
0.75%, 3/1/2021	CAD	2,440,000	1,893,978
0.75%, 9/1/2021	CAD	3,825,000	2,952,772
1.00%, 9/1/2022	CAD	3,850,000	2,967,269
1.00%, 6/1/2027	CAD	3,640,000	2,624,968
1.50%, 3/1/2020	CAD	3,900,000	3,114,231
1.50%, 6/1/2023	CAD	2,750,000	2,157,364
1.50%, 6/1/2026	CAD	2,150,000	1,640,079
1.75%, 3/1/2019	CAD	2,300,000	1,846,510
1.75%, 9/1/2019	CAD	2,150,000	1,726,103
2.00%, 6/1/2028	CAD	640,000	502,845
2.25%, 6/1/2025	CAD	1,850,000	1,503,594
2.50%, 6/1/2024	CAD	2,175,000	1,800,694
2.75%, 6/1/2022	CAD	1,920,000	1,604,623
2.75%, 12/1/2048	CAD	3,030,000	2,555,991
3.25%, 6/1/2021	CAD	2,350,000	1,985,338

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

3.50%, 6/1/2020	CAD	2,500,000	$2,098,769
3.50%, 12/1/2045	CAD	2,745,000	2,630,319
3.75%, 6/1/2019	CAD	3,195,000	2,647,917
4.00%, 6/1/2041	CAD	2,650,000	2,683,076
5.00%, 6/1/2037	CAD	2,725,000	3,043,289
5.75%, 6/1/2029	CAD	1,800,000	1,956,763
5.75%, 6/1/2033	CAD	2,500,000	2,888,718
Series VW17, 8.00%, 6/1/2027	CAD	1,000,000	1,207,996

			68,540,880

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	95,000,000	152,761
4.50%, 6/1/2020	CLP	210,000,000	338,589
6.00%, 3/1/2022	CLP	100,000,000	171,002
6.00%, 3/1/2023	CLP	5,000,000	8,678
Series 10YR, 6.00%, 2/1/2021	CLP	105,000,000	176,632
Chile Government International Bond
5.50%, 8/5/2020	CLP	125,000,000	207,517

			1,055,179

CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	14,120,000	641,986
Series 101, Zero Coupon, 2/10/2020	CZK	28,700,000	1,315,081
Series 8Y, 0.45%, 10/25/2023 .	CZK	16,470,000	745,086
0.95%, 5/15/2030	CZK	13,450,000	571,752
Series 11Y, 1.00%, 6/26/2026 .	CZK	8,750,000	395,152
1.50%, 10/29/2019	CZK	18,000,000	843,988
2.40%, 9/17/2025	CZK	15,000,000	760,046
2.50%, 8/25/2028	CZK	13,910,000	706,006
Series 46, 3.75%, 9/12/2020	CZK	12,000,000	604,484
3.85%, 9/29/2021	CZK	14,220,000	739,649
4.20%, 12/4/2036	CZK	4,600,000	293,336
4.70%, 9/12/2022	CZK	12,170,000	671,274
4.85%, 11/26/2057	CZK	2,750,000	202,264
5.00%, 4/11/2019	CZK	18,500,000	907,258
5.70%, 5/25/2024	CZK	14,500,000	881,633

			10,278,995

DENMARK — 1.7%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	12,025,000	1,929,269
0.25%, 11/15/2020	DKK	14,475,000	2,351,622
Series 10Y, 0.50%, 11/15/2027	DKK	9,310,000	1,472,062
1.50%, 11/15/2023	DKK	12,535,000	2,179,586
1.75%, 11/15/2025	DKK	17,560,000	3,125,556
3.00%, 11/15/2021	DKK	16,500,000	2,984,065
4.00%, 11/15/2019	DKK	15,850,000	2,764,711
4.50%, 11/15/2039	DKK	28,735,000	7,673,397
7.00%, 11/10/2024	DKK	3,600,000	853,628

			25,333,896

FINLAND — 1.5%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	810,000	967,443
Zero Coupon, 9/15/2023 (a)	EUR	1,250,000	1,473,818
0.38%, 9/15/2020 (a)	EUR	2,035,000	2,466,502
0.50%, 4/15/2026 (a)	EUR	1,481,000	1,760,467
0.50%, 9/15/2027 (a)	EUR	400,000	467,152
0.75%, 4/15/2031 (a)	EUR	1,075,000	1,243,490
0.88%, 9/15/2025 (a)	EUR	763,000	939,723
1.38%, 4/15/2047 (a)	EUR	545,000	639,879
1.50%, 4/15/2023 (a)	EUR	1,200,000	1,540,140
1.63%, 9/15/2022 (a)	EUR	850,000	1,093,933
2.00%, 4/15/2024 (a)	EUR	1,690,000	2,241,463
2.63%, 7/4/2042 (a)	EUR	950,000	1,460,847
2.75%, 7/4/2028 (a)	EUR	800,000	1,149,571
3.38%, 4/15/2020 (a)	EUR	1,400,000	1,820,246
3.50%, 4/15/2021 (a)	EUR	975,000	1,312,475
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,810,880
4.38%, 7/4/2019 (a)	EUR	700,000	900,942

			23,288,971

FRANCE — 5.6%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	965,000	1,150,299
Zero Coupon, 2/25/2020	EUR	1,300,000	1,554,948
Zero Coupon, 5/25/2020	EUR	1,150,000	1,376,523
Zero Coupon, 5/25/2021	EUR	1,000,000	1,197,023
Zero Coupon, 5/25/2022	EUR	375,000	446,757
0.25%, 11/25/2020	EUR	1,300,000	1,568,964
0.25%, 11/25/2026	EUR	950,000	1,081,450
0.50%, 11/25/2019	EUR	1,100,000	1,329,939
0.50%, 5/25/2025	EUR	2,150,000	2,565,113
0.50%, 5/25/2026	EUR	1,500,000	1,761,741
1.00%, 11/25/2018	EUR	1,100,000	1,323,954
1.00%, 5/25/2019	EUR	1,400,000	1,698,608
1.00%, 11/25/2025	EUR	1,325,000	1,632,532
1.00%, 5/25/2027	EUR	1,390,000	1,681,124
1.25%, 5/25/2036 (a)	EUR	1,120,000	1,278,594
1.50%, 5/25/2031	EUR	1,715,000	2,118,404
1.75%, 5/25/2023	EUR	1,750,000	2,274,286
1.75%, 11/25/2024	EUR	1,750,000	2,285,209
1.75%, 6/25/2039 (a)	EUR	550,000	674,026
1.75%, 5/25/2066 (a)	EUR	485,000	530,892
2.00%, 5/25/2048 (a)	EUR	500,000	612,849
2.25%, 10/25/2022	EUR	1,500,000	1,985,808
2.25%, 5/25/2024	EUR	1,700,000	2,287,252
2.50%, 10/25/2020	EUR	1,850,000	2,385,637
2.50%, 5/25/2030	EUR	1,500,000	2,076,427
2.75%, 10/25/2027	EUR	1,600,000	2,251,834
3.00%, 4/25/2022	EUR	2,150,000	2,917,142
3.25%, 10/25/2021	EUR	2,125,000	2,877,343
3.25%, 5/25/2045	EUR	1,335,000	2,100,506
3.50%, 4/25/2020	EUR	1,950,000	2,542,047
3.50%, 4/25/2026	EUR	1,900,000	2,808,721
3.75%, 10/25/2019	EUR	1,850,000	2,383,699
3.75%, 4/25/2021	EUR	2,000,000	2,714,845
4.00%, 10/25/2038	EUR	1,250,000	2,154,115

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

4.00%, 4/25/2055	EUR	700,000	$1,293,300
4.00%, 4/25/2060	EUR	500,000	942,263
4.25%, 10/25/2018	EUR	950,000	1,181,069
4.25%, 4/25/2019	EUR	1,700,000	2,162,905
4.25%, 10/25/2023	EUR	2,250,000	3,339,299
4.50%, 4/25/2041	EUR	1,450,000	2,700,705
4.75%, 4/25/2035	EUR	1,300,000	2,365,318
5.50%, 4/25/2029	EUR	1,550,000	2,754,184
5.75%, 10/25/2032	EUR	1,500,000	2,895,585
6.00%, 10/25/2025	EUR	1,400,000	2,396,518
8.50%, 10/25/2019	EUR	400,000	561,906
8.50%, 4/25/2023	EUR	700,000	1,221,614

			85,443,277

GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 6/14/2019	EUR	1,670,000	1,999,161
Zero Coupon, 8/15/2026	EUR	1,625,000	1,869,973
0.25%, 2/15/2027	EUR	1,580,000	1,843,077
0.50%, 8/15/2027	EUR	1,225,000	1,453,260
1.25%, 8/15/2048	EUR	100,000	117,029
Series 94, 6.25%, 1/4/2024	EUR	200,000	330,253
Series 98, 4.75%, 7/4/2028	EUR	600,000	1,024,462
Federal Republic of Germany:
Zero Coupon, 12/14/2018	EUR	1,050,000	1,252,295
Zero Coupon, 3/15/2019	EUR	1,140,000	1,362,457
Zero Coupon, 4/17/2020	EUR	1,000,000	1,201,869
Zero Coupon, 4/9/2021	EUR	900,000	1,083,758
0.25%, 10/11/2019	EUR	550,000	662,822
0.25%, 10/16/2020	EUR	2,100,000	2,547,062
0.50%, 4/12/2019	EUR	1,000,000	1,204,697
0.50%, 2/15/2025	EUR	1,250,000	1,524,789
0.50%, 2/15/2026	EUR	1,523,000	1,842,441
1.00%, 10/12/2018	EUR	550,000	661,889
1.00%, 2/22/2019	EUR	1,000,000	1,211,193
1.00%, 8/15/2024	EUR	775,000	979,789
1.00%, 8/15/2025	EUR	1,108,000	1,398,752
1.50%, 9/4/2022	EUR	900,000	1,159,329
1.50%, 2/15/2023	EUR	1,100,000	1,421,676
1.50%, 5/15/2023	EUR	1,000,000	1,294,915
1.50%, 5/15/2024	EUR	2,324,000	3,028,961
1.75%, 7/4/2022	EUR	1,250,000	1,625,790
1.75%, 2/15/2024	EUR	700,000	924,502
2.00%, 1/4/2022	EUR	1,000,000	1,305,075
2.00%, 8/15/2023	EUR	1,025,000	1,365,211
2.25%, 9/4/2020	EUR	1,000,000	1,282,710
2.25%, 9/4/2021	EUR	1,000,000	1,310,033
2.50%, 1/4/2021	EUR	1,100,000	1,432,035
2.50%, 7/4/2044	EUR	1,217,000	1,859,855
2.50%, 8/15/2046	EUR	1,315,000	2,024,384
3.00%, 7/4/2020	EUR	1,500,000	1,952,938
3.25%, 1/4/2020	EUR	1,250,000	1,610,478
3.25%, 7/4/2021	EUR	1,030,000	1,391,134
3.25%, 7/4/2042	EUR	880,000	1,510,848
3.50%, 7/4/2019	EUR	1,000,000	1,270,741
3.75%, 1/4/2019	EUR	1,000,000	1,249,774

4.00%, 1/4/2037	EUR	1,177,000	2,130,614
4.25%, 7/4/2039	EUR	850,000	1,631,253
4.75%, 7/4/2034	EUR	1,335,000	2,534,240
4.75%, 7/4/2040	EUR	825,000	1,701,863
5.50%, 1/4/2031	EUR	800,000	1,523,588
5.63%, 1/4/2028	EUR	600,000	1,078,421
6.25%, 1/4/2030	EUR	500,000	985,160
6.50%, 7/4/2027	EUR	450,000	844,202
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	902,598
Series 175, Zero Coupon, 4/8/2022	EUR	1,095,000	1,315,749
Series 176, Zero Coupon, 10/7/2022	EUR	380,000	455,306

			69,694,411

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,400,000	178,065
1.06%, 2/5/2020	HKD	3,000,000	385,017
1.10%, 1/17/2023	HKD	1,350,000	170,156
1.16%, 5/18/2022	HKD	1,100,000	139,914
1.47%, 2/20/2019	HKD	2,500,000	323,412
2.22%, 8/7/2024	HKD	1,000,000	133,719
2.46%, 8/4/2021	HKD	1,150,000	154,001
2.93%, 1/13/2020	HKD	1,200,000	160,315

			1,644,599

HUNGARY — 0.6%
Hungary Government Bond:
Series 20-C, 1.00%, 9/23/2020	HUF	134,000,000	517,775
Series 22/B, 1.75%, 10/26/2022	HUF	67,700,000	264,280
2.00%, 10/30/2019	HUF	130,000,000	514,335
Series 21/B, 2.50%, 10/27/2021	HUF	266,000,000	1,074,780
Series 24/B, 3.00%, 6/26/2024	HUF	120,000,000	487,749
3.00%, 10/27/2027	HUF	138,600,000	546,592
3.50%, 6/24/2020	HUF	185,000,000	764,550
5.50%, 12/20/2018	HUF	58,200,000	236,205
Series 25/B, 5.50%, 6/24/2025	HUF	260,000,000	1,215,201
Series 23/A, 6.00%, 11/24/2023	HUF	150,000,000	719,058
6.50%, 6/24/2019	HUF	170,000,000	718,424
Series 28/A, 6.75%, 10/22/2028	HUF	50,000,000	260,045
Series 22/A, 7.00%, 6/24/2022	HUF	224,500,000	1,082,989
Series 20/A, 7.50%, 11/12/2020	HUF	120,000,000	552,871

			8,954,854

IRELAND — 2.1%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,175,000	1,447,842
1.00%, 5/15/2026	EUR	2,600,000	3,139,229
1.70%, 5/15/2037	EUR	1,025,000	1,219,049

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

2.00%, 2/18/2045	EUR	1,635,000	$1,981,566
2.40%, 5/15/2030	EUR	1,750,000	2,355,591
3.40%, 3/18/2024	EUR	1,580,000	2,242,870
3.90%, 3/20/2023	EUR	1,310,000	1,873,285
4.40%, 6/18/2019	EUR	2,020,000	2,589,610
4.50%, 10/18/2018	EUR	1,415,000	1,760,026
4.50%, 4/18/2020	EUR	2,400,000	3,195,173
5.00%, 10/18/2020	EUR	2,095,000	2,885,464
5.40%, 3/13/2025	EUR	2,700,000	4,330,930
5.90%, 10/18/2019	EUR	1,750,000	2,339,041

			31,359,676

ISRAEL — 1.0%
Israel Government Bond:
0.50%, 10/31/2018	ILS	3,475,000	987,922
1.00%, 4/30/2021	ILS	6,050,000	1,745,422
Series 1122, 1.25%, 11/30/2022	ILS	500,000	144,545
1.75%, 8/31/2025	ILS	3,300,000	951,780
Series 0327, 2.00%, 3/31/2027	ILS	4,625,000	1,336,156
2.25%, 5/31/2019	ILS	4,180,000	1,224,790
3.75%, 3/31/2024	ILS	3,200,000	1,051,865
4.25%, 3/31/2023	ILS	3,700,000	1,234,617
5.00%, 1/31/2020	ILS	3,400,000	1,069,370
5.50%, 1/31/2022	ILS	2,825,000	966,377
5.50%, 1/31/2042	ILS	3,745,000	1,544,214
6.00%, 2/28/2019	ILS	2,950,000	904,218
6.25%, 10/30/2026	ILS	3,220,000	1,269,428

			14,430,704

ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	880,000	1,044,067
0.35%, 11/1/2021	EUR	735,000	863,792
0.45%, 6/1/2021	EUR	450,000	533,896
0.65%, 10/15/2023	EUR	1,125,000	1,287,016
0.95%, 3/15/2023	EUR	1,100,000	1,295,982
1.20%, 4/1/2022	EUR	675,000	815,620
1.25%, 12/1/2026	EUR	900,000	1,001,286
1.60%, 6/1/2026	EUR	1,000,000	1,154,186
1.85%, 5/15/2024	EUR	325,000	394,490
2.05%, 8/1/2027	EUR	570,000	667,428
2.20%, 6/1/2027	EUR	865,000	1,031,323
2.25%, 9/1/2036 (a)	EUR	545,000	589,652
2.45%, 9/1/2033 (a)	EUR	500,000	572,938
2.80%, 3/1/2067 (a)	EUR	295,000	294,622
3.45%, 3/1/2048 (a)	EUR	225,000	270,618
3.75%, 8/1/2021	EUR	1,450,000	1,931,130
7.25%, 11/1/2026	EUR	550,000	938,251
Italy Certificati di Credito del Tesoro Zero Coupon, 12/28/2018	EUR	750,000	889,611
Republic of Italy:
0.10%, 4/15/2019	EUR	400,000	475,379
0.30%, 10/15/2018	EUR	595,000	708,030
0.65%, 11/1/2020	EUR	1,000,000	1,198,989
0.70%, 5/1/2020	EUR	800,000	961,270
1.05%, 12/1/2019	EUR	925,000	1,120,348

1.35%, 4/15/2022	EUR	1,100,000	1,336,711
1.45%, 9/15/2022	EUR	1,210,000	1,472,088
1.50%, 8/1/2019	EUR	1,100,000	1,339,845
1.50%, 6/1/2025	EUR	825,000	960,416
1.65%, 3/1/2032 (a)	EUR	1,305,000	1,381,958
2.00%, 12/1/2025	EUR	700,000	839,436
2.15%, 12/15/2021	EUR	950,000	1,196,271
2.50%, 5/1/2019	EUR	950,000	1,171,690
2.50%, 12/1/2024	EUR	1,000,000	1,254,491
2.70%, 3/1/2047 (a)	EUR	855,000	903,561
3.25%, 9/1/2046 (a)	EUR	700,000	829,294
3.50%, 12/1/2018	EUR	1,025,000	1,265,496
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,513,601
3.75%, 3/1/2021	EUR	1,400,000	1,849,908
3.75%, 5/1/2021	EUR	1,000,000	1,325,467
3.75%, 9/1/2024	EUR	1,000,000	1,355,628
4.00%, 9/1/2020	EUR	1,500,000	1,972,458
4.00%, 2/1/2037	EUR	1,400,000	1,928,907
4.25%, 2/1/2019	EUR	1,200,000	1,503,922
4.25%, 9/1/2019	EUR	1,025,000	1,313,866
4.25%, 3/1/2020	EUR	1,100,000	1,433,926
4.50%, 3/1/2019	EUR	1,425,000	1,797,751
4.50%, 2/1/2020	EUR	1,250,000	1,633,474
4.50%, 5/1/2023	EUR	950,000	1,331,080
4.50%, 3/1/2024	EUR	1,375,000	1,937,459
4.50%, 3/1/2026	EUR	1,100,000	1,569,866
4.75%, 9/1/2021	EUR	1,350,000	1,861,542
4.75%, 8/1/2023 (a)	EUR	1,450,000	2,066,623
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,462,428
4.75%, 9/1/2044 (a)	EUR	850,000	1,273,170
5.00%, 3/1/2022	EUR	1,250,000	1,756,781
5.00%, 3/1/2025 (a)	EUR	1,150,000	1,678,138
5.00%, 8/1/2034	EUR	1,075,000	1,652,741
5.00%, 8/1/2039	EUR	1,050,000	1,626,495
5.00%, 9/1/2040	EUR	1,150,000	1,761,788
5.25%, 11/1/2029	EUR	1,450,000	2,230,585
5.50%, 9/1/2022	EUR	900,000	1,302,572
5.50%, 11/1/2022	EUR	900,000	1,306,261
5.75%, 2/1/2033	EUR	766,000	1,257,900
6.00%, 5/1/2031	EUR	1,450,000	2,398,493
6.50%, 11/1/2027	EUR	1,350,000	2,230,590

			82,324,601

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 10/15/2018	JPY	320,000,000	2,849,539
0.10%, 11/15/2018	JPY	150,000,000	1,336,068
0.10%, 12/15/2018	JPY	153,000,000	1,363,061
0.10%, 1/15/2019	JPY	500,000,000	4,454,848
Series 373, 0.10%, 2/15/2019 .	JPY	100,000,000	891,138
0.10%, 3/15/2019	JPY	535,000,000	4,768,446
Series 375, 0.10%, 4/15/2019 .	JPY	334,750,000	2,984,246
Series 377, 0.10%, 6/15/2019 .	JPY	160,000,000	1,426,859
Series 378, 0.10%, 7/15/2019 .	JPY	195,000,000	1,739,244
Series 379, 0.10%, 8/15/2019 .	JPY	8,000,000	71,366

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	243,000,000	$2,167,129
0.10%, 9/20/2019	JPY	200,000,000	1,784,622
0.10%, 12/20/2019	JPY	1,293,750,000	11,547,953
0.10%, 3/20/2020	JPY	390,000,000	3,483,305
0.10%, 6/20/2020	JPY	470,000,000	4,198,747
Series 125, 0.10%, 9/20/2020 .	JPY	365,000,000	3,262,026
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,682,210
0.10%, 3/20/2021	JPY	360,000,000	3,220,347
0.10%, 6/20/2021	JPY	530,000,000	4,741,491
0.10%, 9/20/2021	JPY	300,000,000	2,685,035
0.10%, 12/20/2021	JPY	450,000,000	4,028,752
0.10%, 3/20/2022	JPY	395,000,000	3,537,016
0.10%, 6/20/2022	JPY	558,000,000	4,998,429
Series 133, 0.10%, 9/20/2022 .	JPY	150,000,000	1,344,263
0.20%, 12/20/2018	JPY	400,000,000	3,568,001
0.20%, 3/20/2019	JPY	530,000,000	4,730,991
0.20%, 6/20/2019	JPY	500,000,000	4,466,708
0.20%, 9/20/2019	JPY	150,000,000	1,341,039
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	700,000,000	6,264,772
0.10%, 6/20/2026	JPY	650,000,000	5,813,534
Series 344, 0.10%, 9/20/2026 .	JPY	650,000,000	5,806,836
Series 345, 0.10%, 12/20/2026	JPY	510,000,000	4,555,997
0.10%, 3/20/2027	JPY	532,250,000	4,749,184
0.10%, 6/20/2027	JPY	702,000,000	6,260,968
Series 348, 0.10%, 9/20/2027 .	JPY	300,000,000	2,675,353
0.30%, 12/20/2024	JPY	252,000,000	2,291,585
0.30%, 12/20/2025	JPY	540,000,000	4,912,937
Series 338, 0.40%, 3/20/2025 .	JPY	470,000,000	4,306,973
0.40%, 6/20/2025	JPY	400,000,000	3,666,468
0.40%, 9/20/2025	JPY	465,000,000	4,264,170
0.50%, 9/20/2024	JPY	250,000,000	2,302,514
0.50%, 12/20/2024	JPY	24,950,000	230,106
0.60%, 3/20/2023	JPY	390,000,000	3,589,705
0.60%, 9/20/2023	JPY	150,000,000	1,384,400
0.60%, 12/20/2023	JPY	395,000,000	3,651,096
0.60%, 3/20/2024	JPY	275,000,000	2,545,201
0.60%, 6/20/2024	JPY	475,000,000	4,399,631
0.70%, 12/20/2022	JPY	115,000,000	1,062,620
0.80%, 9/20/2020	JPY	200,000,000	1,824,670
0.80%, 6/20/2022	JPY	199,950,000	1,849,100
0.80%, 9/20/2022	JPY	250,000,000	2,317,172
0.80%, 12/20/2022	JPY	250,000,000	2,321,659
0.80%, 6/20/2023	JPY	500,000,000	4,659,219
0.80%, 9/20/2023	JPY	365,000,000	3,407,521
0.90%, 3/20/2022	JPY	135,000,000	1,251,801
0.90%, 6/20/2022	JPY	200,000,000	1,857,967

Series 310, 1.00%, 9/20/2020 .	JPY	250,000,000	2,293,986
1.00%, 9/20/2021	JPY	400,000,000	3,706,836
1.00%, 12/20/2021	JPY	200,000,000	1,858,020
1.00%, 3/20/2022	JPY	320,000,000	2,979,939
Series 309, 1.10%, 6/20/2020 .	JPY	66,000,000	605,659
Series 316, 1.10%, 6/20/2021 .	JPY	200,000,000	1,855,426
1.10%, 9/20/2021	JPY	170,000,000	1,581,416
Series 319, 1.10%, 12/20/2021	JPY	280,000,000	2,611,750
1.20%, 12/20/2020	JPY	370,000,000	3,424,287
1.20%, 6/20/2021	JPY	95,000,000	884,475
1.30%, 12/20/2019	JPY	377,000,000	3,454,575
1.30%, 3/20/2021	JPY	275,000,000	2,560,983
1.50%, 3/20/2019	JPY	200,000,000	1,819,091
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	300,000,000	2,513,854
0.40%, 3/20/2036	JPY	150,000,000	1,308,138
0.50%, 9/20/2036	JPY	150,000,000	1,324,848
0.60%, 12/20/2036	JPY	385,000,000	3,454,414
0.60%, 6/20/2037	JPY	300,000,000	2,679,012
Series 162, 0.60%, 9/20/2037 .	JPY	180,000,000	1,604,116
0.70%, 3/20/2037	JPY	343,600,000	3,131,517
0.80%, 6/20/2023	JPY	60,000,000	559,106
Series 155, 1.00%, 12/20/2035	JPY	450,000,000	4,349,087
1.20%, 12/20/2034	JPY	250,000,000	2,500,400
1.20%, 3/20/2035	JPY	205,000,000	2,048,051
Series 154, 1.20%, 9/20/2035 .	JPY	270,000,000	2,696,882
1.30%, 6/20/2035	JPY	150,000,000	1,520,215
1.40%, 9/20/2034	JPY	100,000,000	1,029,245
1.50%, 3/20/2033	JPY	200,000,000	2,086,652
1.50%, 3/20/2034	JPY	200,000,000	2,088,376
1.50%, 6/20/2034	JPY	200,000,000	2,086,972
1.60%, 3/20/2032	JPY	180,000,000	1,896,744
1.60%, 12/20/2033	JPY	200,000,000	2,115,684
1.70%, 9/20/2032	JPY	200,000,000	2,137,094
1.70%, 12/20/2032	JPY	200,000,000	2,138,480
Series 145, 1.70%, 6/20/2033 .	JPY	100,000,000	1,070,404
1.70%, 9/20/2033	JPY	300,000,000	3,212,224
1.80%, 9/20/2030	JPY	231,350,000	2,473,111
1.80%, 9/20/2031	JPY	260,000,000	2,795,638
1.80%, 12/20/2031	JPY	250,000,000	2,693,222
1.90%, 9/20/2022	JPY	110,000,000	1,072,677
1.90%, 12/20/2023	JPY	55,000,000	547,738
Series 109, 1.90%, 3/20/2029 .	JPY	274,300,000	2,924,981
1.90%, 9/20/2030	JPY	231,000,000	2,494,693
1.90%, 3/20/2031	JPY	55,000,000	596,105
2.00%, 12/20/2024	JPY	75,000,000	763,479
2.00%, 3/20/2027	JPY	80,000,000	841,064
2.00%, 12/20/2030	JPY	50,000,000	546,791
2.10%, 9/21/2021	JPY	40,000,000	386,131

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

2.10%, 9/20/2024	JPY	150,000,000	$1,529,956
2.10%, 9/20/2025	JPY	170,000,000	1,763,173
Series 92, 2.10%, 12/20/2026 .	JPY	100,000,000	1,056,412
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	847,752
2.10%, 12/20/2027	JPY	270,000,000	2,889,874
2.10%, 9/20/2029	JPY	357,750,000	3,906,758
2.10%, 3/20/2030	JPY	190,000,000	2,085,502
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	636,059
2.20%, 3/20/2031	JPY	300,000,000	3,359,099
2.30%, 6/20/2027	JPY	100,000,000	1,080,780
2.60%, 3/20/2019	JPY	100,000,000	923,831
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	150,000,000	1,150,509
Series 52, 0.50%, 9/20/2046	JPY	317,500,000	2,572,239
0.60%, 12/20/2046	JPY	100,000,000	831,804
0.80%, 3/20/2046	JPY	160,000,000	1,407,827
0.80%, 3/20/2047	JPY	232,500,000	2,036,536
Series 55, 0.80%, 6/20/2047	JPY	100,000,000	874,597
Series 56, 0.80%, 9/20/2047	JPY	60,000,000	524,655
1.40%, 9/20/2045	JPY	110,000,000	1,115,635
Series 49, 1.40%, 12/20/2045 .	JPY	105,000,000	1,065,643
Series 46, 1.50%, 3/20/2045	JPY	70,000,000	726,311
1.70%, 6/20/2033	JPY	130,000,000	1,391,525
1.70%, 3/20/2044	JPY	150,000,000	1,622,236
1.70%, 9/20/2044	JPY	115,000,000	1,245,002
1.80%, 3/20/2043	JPY	150,000,000	1,651,233
1.80%, 9/20/2043	JPY	70,000,000	770,868
1.90%, 9/20/2042	JPY	175,000,000	1,956,676
2.00%, 9/20/2040	JPY	162,200,000	1,836,024
2.00%, 9/20/2041	JPY	100,000,000	1,134,784
2.00%, 3/20/2042	JPY	125,000,000	1,421,879
2.20%, 3/20/2041	JPY	105,550,000	1,236,660
Series 21, 2.30%, 12/20/2035 .	JPY	100,000,000	1,167,867
2.30%, 3/20/2039	JPY	90,900,000	1,072,283
2.30%, 3/20/2040	JPY	130,550,000	1,547,684
2.40%, 3/20/2037	JPY	30,000,000	356,466
2.50%, 9/20/2034	JPY	70,000,000	831,754
2.50%, 9/20/2035	JPY	60,000,000	718,028
Series 22, 2.50%, 3/20/2036	JPY	70,000,000	839,204
2.50%, 9/20/2036	JPY	80,000,000	962,146
Series 27, 2.50%, 9/20/2037	JPY	175,000,000	2,113,852
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	160,200,000	1,138,058

0.90%, 3/20/2057	JPY	109,000,000	919,177
1.40%, 3/20/2055	JPY	130,000,000	1,290,761
1.70%, 3/20/2054	JPY	125,000,000	1,346,355
1.90%, 3/20/2053	JPY	110,000,000	1,245,048
2.00%, 3/20/2052	JPY	100,000,000	1,158,628
2.20%, 3/20/2049	JPY	75,000,000	902,639
2.20%, 3/20/2050	JPY	40,000,000	482,104
2.20%, 3/20/2051	JPY	105,000,000	1,267,584

			347,231,103

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	250,000	285,673
0.50%, 12/15/2020	EUR	100,000	120,230
1.38%, 9/23/2025	EUR	100,000	125,320
1.38%, 5/16/2036	EUR	150,000	171,212
2.25%, 2/15/2047	EUR	200,000	256,176
2.63%, 1/21/2021	EUR	250,000	322,061
2.88%, 4/30/2024	EUR	200,000	275,216

			1,555,888

LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	50,000	59,287
Series EMTN, 1.25%, 10/22/2025	EUR	100,000	123,967
Series EMTN, 2.10%, 5/26/2047	EUR	175,000	213,228
2.13%, 10/29/2026	EUR	200,000	264,835
2.13%, 10/22/2035	EUR	200,000	260,126
3.38%, 1/22/2024	EUR	300,000	421,599

			1,343,042

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	450,000	531,451
2.13%, 7/10/2023	EUR	420,000	556,308
2.25%, 3/21/2022	EUR	300,000	393,389
2.25%, 3/19/2028	EUR	150,000	204,390
3.38%, 5/18/2020	EUR	400,000	520,413

			2,205,951

MALAYSIA — 1.9%
Malaysia Government Bond:
3.49%, 3/31/2020	MYR	3,000,000	713,275
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	473,691
3.65%, 10/31/2019	MYR	8,800,000	2,098,245
3.76%, 3/15/2019	MYR	5,100,000	1,218,635
Series 0116, 3.80%, 8/17/2023	MYR	1,950,000	462,551
3.84%, 4/15/2033	MYR	1,200,000	267,456
Series 0117, 3.88%, 3/10/2022	MYR	600,000	143,753
Series 0613, 3.89%, 7/31/2020	MYR	5,000,000	1,199,882
Series 0417, 3.90%, 11/16/2027	MYR	4,500,000	1,061,627

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	$824,154
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	709,305
4.05%, 9/30/2021	MYR	4,300,000	1,035,795
4.06%, 9/30/2024	MYR	3,000,000	719,290
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	343,302
4.18%, 7/15/2024	MYR	6,925,000	1,668,260
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	462,408
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	485,097
Series 0216, 4.74%, 3/15/2046	MYR	1,500,000	350,636
4.76%, 4/7/2037	MYR	1,500,000	365,140
4.94%, 9/30/2043	MYR	2,000,000	480,137
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	5,000,000	1,175,796
3.56%, 4/30/2019	MYR	2,350,000	558,141
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	355,836
Series 0216, 3.74%, 8/26/2021	MYR	8,000,000	1,897,339
Series 0215, 3.80%, 8/27/2020	MYR	5,000,000	1,191,629
3.87%, 8/8/2028	MYR	3,250,000	742,191
Series 0317, 3.95%, 4/14/2022	MYR	5,000,000	1,193,687
3.99%, 10/15/2025	MYR	3,000,000	699,623
Series 0316, 4.07%, 9/30/2026	MYR	2,000,000	469,040
4.19%, 7/15/2022	MYR	3,775,000	905,875
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	232,529
4.26%, 7/26/2027	MYR	5,000,000	1,197,384
Series 0116, 4.39%, 7/7/2023 .	MYR	700,000	168,962
4.44%, 5/22/2024	MYR	5,500,000	1,329,850
4.58%, 8/30/2033	MYR	2,000,000	471,230
Series 0615, 4.79%, 10/31/2035	MYR	1,000,000	240,939
Series 0417, 4.90%, 5/8/2047 .	MYR	1,700,000	405,398
4.94%, 12/6/2028	MYR	3,225,000	807,406

			29,125,494

MEXICO — 2.2%
Mexican Bonos:
5.00%, 12/11/2019	MXN	98,900,000	5,251,121
5.75%, 3/5/2026	MXN	72,250,000	3,709,849
6.50%, 6/10/2021	MXN	71,850,000	3,932,090
6.50%, 6/9/2022	MXN	39,400,000	2,150,947
7.50%, 6/3/2027	MXN	22,650,000	1,301,867
7.75%, 5/29/2031	MXN	25,470,000	1,486,522
7.75%, 11/23/2034	MXN	35,350,000	2,065,880
7.75%, 11/13/2042	MXN	38,000,000	2,216,793

8.00%, 6/11/2020	MXN	44,700,000	2,540,522
8.00%, 12/7/2023	MXN	14,000,000	820,391
8.50%, 12/13/2018	MXN	18,100,000	1,013,253
8.50%, 5/31/2029	MXN	16,500,000	1,020,271
8.50%, 11/18/2038	MXN	17,000,000	1,066,214
10.00%, 12/5/2024	MXN	50,000,000	3,260,184
10.00%, 11/20/2036	MXN	13,200,000	938,562
Series M, 8.00%, 11/7/2047	MXN	10,600,000	636,913

			33,411,379

NETHERLANDS — 4.6%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	4,100,000	4,944,908
0.25%, 7/15/2025 (a)	EUR	2,725,000	3,217,147
1.25%, 1/15/2019 (a)	EUR	3,140,000	3,805,347
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,789,969
2.00%, 7/15/2024 (a)	EUR	3,400,000	4,535,756
2.25%, 7/15/2022 (a)	EUR	3,125,000	4,139,035
2.50%, 1/15/2033 (a)	EUR	2,600,000	3,779,847
2.75%, 1/15/2047 (a)	EUR	2,525,000	4,036,676
3.25%, 7/15/2021 (a)	EUR	2,625,000	3,539,550
3.50%, 7/15/2020 (a)	EUR	2,350,000	3,097,227
3.75%, 1/15/2023	EUR	1,750,000	2,500,593
3.75%, 1/15/2042 (a)	EUR	2,900,000	5,294,126
4.00%, 7/15/2019 (a)	EUR	2,250,000	2,883,884
4.00%, 1/15/2037 (a)	EUR	2,820,000	5,080,381
5.50%, 1/15/2028	EUR	1,955,000	3,460,569
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	3,245,000	3,887,946
0.50%, 7/15/2026 (a)	EUR	3,200,000	3,808,502
0.75%, 7/15/2027 (a)	EUR	2,560,000	3,075,688
7.50%, 1/15/2023 (a)	EUR	400,000	665,501

			69,542,652

NEW ZEALAND — 0.6%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	1,715,000	1,233,083
2.75%, 4/15/2037	NZD	705,000	453,215
3.00%, 4/15/2020	NZD	2,580,000	1,905,993
3.50%, 4/14/2033	NZD	700,000	516,391
4.50%, 4/15/2027	NZD	1,110,000	902,624
Series 319, 5.00%, 3/15/2019 .	NZD	2,370,000	1,787,980
5.50%, 4/15/2023	NZD	1,510,000	1,256,452
6.00%, 5/15/2021	NZD	2,100,000	1,714,294

			9,770,032

NORWAY — 0.7%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	9,055,000	1,139,645
1.75%, 3/13/2025 (a)	NOK	9,600,000	1,236,583
1.75%, 2/17/2027 (a)	NOK	6,050,000	770,776
2.00%, 5/24/2023 (a)	NOK	11,175,000	1,466,767
3.00%, 3/14/2024 (a)	NOK	12,025,000	1,670,494
3.75%, 5/25/2021 (a)	NOK	19,030,000	2,633,265
4.50%, 5/22/2019 (a)	NOK	17,125,000	2,288,769

			11,206,299

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

POLAND — 1.6%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	6,050,000	$1,634,220
Zero Coupon, 4/25/2019	PLN	3,400,000	909,914
1.50%, 4/25/2020	PLN	5,500,000	1,489,428
Series 0721, 1.75%, 7/25/2021	PLN	7,025,000	1,882,356
2.00%, 4/25/2021	PLN	5,000,000	1,356,358
Series 0422, 2.25%, 4/25/2022	PLN	7,725,000	2,083,065
2.50%, 7/25/2026	PLN	9,150,000	2,359,095
Series 0727, 2.50%, 7/25/2027	PLN	7,205,000	1,834,097
3.25%, 7/25/2019	PLN	6,300,000	1,775,919
3.25%, 7/25/2025	PLN	5,050,000	1,393,897
4.00%, 10/25/2023	PLN	5,225,000	1,517,766
5.25%, 10/25/2020	PLN	3,500,000	1,047,037
5.50%, 10/25/2019	PLN	4,500,000	1,326,715
5.75%, 10/25/2021	PLN	2,675,000	825,855
5.75%, 9/23/2022	PLN	7,000,000	2,189,931
5.75%, 4/25/2029	PLN	1,500,000	505,034

			24,130,687

RUSSIA — 0.9%
Russian Federal Bond — OFZ:
6.40%, 5/27/2020	RUB	43,000,000	728,103
6.70%, 5/15/2019	RUB	57,500,000	987,542
6.80%, 12/11/2019	RUB	25,000,000	428,710
Series 6211, 7.00%, 1/25/2023	RUB	30,000,000	509,803
Series 6215, 7.00%, 8/16/2023	RUB	48,635,000	825,614
Series 6212, 7.05%, 1/19/2028	RUB	50,000,000	843,273
Series 6222, 7.10%, 10/16/2024	RUB	43,950,000	746,630
Series 6220, 7.40%, 12/7/2022	RUB	83,500,000	1,445,791
7.50%, 2/27/2019	RUB	23,000,000	399,904
Series 6217, 7.50%, 8/18/2021	RUB	100,000,000	1,740,173
Series 6205, 7.60%, 4/14/2021	RUB	20,000,000	349,053
Series 6209, 7.60%, 7/20/2022	RUB	30,000,000	524,307
7.70%, 3/23/2033	RUB	64,500,000	1,118,826
Series 6219, 7.75%, 9/16/2026	RUB	50,250,000	887,890
Series 6207, 8.15%, 2/3/2027 .	RUB	70,000,000	1,273,968
Series 6218, 8.50%, 9/17/2031	RUB	60,000,000	1,123,746

			13,933,333

SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	760,000	552,727
1.63%, 10/1/2019	SGD	2,005,000	1,483,282

1.75%, 4/1/2022	SGD	975,000	720,938
2.00%, 7/1/2020	SGD	1,170,000	874,344
2.13%, 6/1/2026	SGD	2,065,000	1,528,278
2.25%, 6/1/2021	SGD	1,550,000	1,168,478
2.25%, 8/1/2036	SGD	595,000	424,674
2.38%, 6/1/2025	SGD	500,000	377,223
2.50%, 6/1/2019	SGD	1,820,000	1,365,747
2.75%, 7/1/2023	SGD	1,275,000	986,049
2.75%, 4/1/2042	SGD	1,200,000	927,427
2.75%, 3/1/2046	SGD	925,000	713,530
2.88%, 7/1/2029	SGD	880,000	687,890
2.88%, 9/1/2030	SGD	800,000	624,471
3.00%, 9/1/2024	SGD	1,100,000	863,912
3.13%, 9/1/2022	SGD	550,000	431,794
3.25%, 9/1/2020	SGD	900,000	696,101
3.38%, 9/1/2033	SGD	675,000	557,010
3.50%, 3/1/2027	SGD	800,000	656,042

			15,639,917

SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	250,000	290,437
0.63%, 5/22/2026	EUR	300,000	351,156
1.38%, 1/21/2027	EUR	575,000	710,171
1.50%, 11/28/2018	EUR	600,000	724,266
Series 229, 1.63%, 1/21/2031 .	EUR	300,000	366,152
1.88%, 3/9/2037	EUR	355,000	429,401
3.00%, 2/28/2023	EUR	830,000	1,146,219
3.38%, 11/15/2024	EUR	675,000	958,411
3.63%, 1/16/2029	EUR	875,000	1,308,191
4.00%, 4/27/2020	EUR	770,000	1,013,612
4.35%, 10/14/2025	EUR	700,000	1,095,985
Slovakia Government International Bond
Series EMTN, 4.00%, 3/26/2021	EUR	300,000	410,554

			8,804,555

SLOVENIA — 0.4%
Slovenia Government Bond:
1.25%, 3/22/2027	EUR	790,000	954,077
1.50%, 3/25/2035	EUR	400,000	459,394
Series RS78, 1.75%, 11/3/2040	EUR	770,000	859,255
2.13%, 7/28/2025	EUR	650,000	858,045
2.25%, 3/25/2022	EUR	200,000	260,675
2.25%, 3/3/2032	EUR	300,000	396,906
3.00%, 4/8/2021	EUR	225,000	295,485
3.13%, 8/7/2045	EUR	150,000	214,254
4.13%, 1/26/2020	EUR	450,000	585,795
4.38%, 2/6/2019	EUR	300,000	376,826
Series RS69, 4.38%, 1/18/2021	EUR	300,000	408,340
Series RS66, 4.63%, 9/9/2024	EUR	250,000	381,834
5.13%, 3/30/2026	EUR	320,000	517,330

			6,568,216

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

SOUTH AFRICA — 1.4%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	14,100,000	$753,009
6.50%, 2/28/2041	ZAR	14,000,000	734,916
6.75%, 3/31/2021	ZAR	9,050,000	655,032
7.00%, 2/28/2031	ZAR	30,000,000	1,850,870
7.25%, 1/15/2020	ZAR	9,200,000	680,708
7.75%, 2/28/2023	ZAR	31,450,000	2,314,291
8.00%, 12/21/2018	ZAR	7,900,000	591,747
8.00%, 1/31/2030	ZAR	23,500,000	1,601,542
8.25%, 3/31/2032	ZAR	16,850,000	1,141,083
8.50%, 1/31/2037	ZAR	22,100,000	1,473,551
8.75%, 1/31/2044	ZAR	28,350,000	1,895,363
8.75%, 2/28/2048	ZAR	27,700,000	1,855,269
8.88%, 2/28/2035	ZAR	13,025,000	911,429
Series 2040, 9.00%, 1/31/2040	ZAR	16,475,000	1,134,343
10.50%, 12/21/2026	ZAR	36,675,000	3,048,079

			20,641,232

SOUTH KOREA — 4.3%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,000,000,000	3,447,386
Series 2109, 1.38%, 9/10/2021	KRW	2,934,000,000	2,496,719
1.50%, 6/10/2019	KRW	1,950,000,000	1,694,649
Series 2612, 1.50%,
12/10/2026	KRW	1,880,000,000	1,520,679
1.50%, 9/10/2036	KRW	1,935,000,000	1,466,931
1.75%, 12/10/2018	KRW	4,110,000,000	3,592,732
Series 2006, 1.75%, 6/10/2020	KRW	975,000,000	848,072
Series 2606, 1.88%, 6/10/2026	KRW	2,000,000,000	1,681,325
2.00%, 3/10/2020	KRW	3,350,000,000	2,933,054
2.00%, 9/10/2020	KRW	2,000,000,000	1,748,379
Series 2103, 2.00%, 3/10/2021	KRW	2,700,000,000	2,356,521
Series 4603, 2.00%, 3/10/2046	KRW	1,850,000,000	1,479,603
2.13%, 6/10/2027	KRW	3,505,000,000	2,990,758
2.13%, 3/10/2047	KRW	1,580,500,000	1,307,237
2.25%, 6/10/2025	KRW	3,500,000,000	3,042,508
2.25%, 12/10/2025	KRW	2,200,000,000	1,907,451
Series 3509, 2.63%, 9/10/2035	KRW	1,700,000,000	1,536,912
2.75%, 9/10/2019	KRW	5,198,000,000	4,616,542
Series 4412, 2.75%, 12/10/2044	KRW	2,000,000,000	1,873,499
3.00%, 9/10/2024	KRW	4,200,000,000	3,833,362
3.00%, 12/10/2042	KRW	2,115,000,000	2,060,529
3.13%, 3/10/2019	KRW	3,650,000,000	3,247,597
Series 2309, 3.38%, 9/10/2023	KRW	500,000,000	464,552
3.50%, 3/10/2024	KRW	3,550,000,000	3,337,229
Series 2206, 3.75%, 6/10/2022	KRW	2,918,000,000	2,729,588
3.75%, 12/10/2033	KRW	1,965,000,000	2,028,065

Series 3112, 4.00%, 12/10/2031	KRW	2,000,000,000	2,081,013
Series 2106, 4.25%, 6/10/2021	KRW	500,000,000	470,231
Series 3012, 4.75%, 12/10/2030	KRW	500,000,000	552,535
5.00%, 6/10/2020	KRW	1,300,000,000	1,225,424
5.50%, 3/10/2028	KRW	400,000,000	449,149

			65,020,231

SPAIN — 4.6%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	500,000	592,281
0.25%, 1/31/2019	EUR	1,230,000	1,465,040
1.15%, 7/30/2020	EUR	900,000	1,101,746
1.40%, 1/31/2020	EUR	1,900,000	2,329,274
1.60%, 4/30/2025 (a)	EUR	1,451,000	1,784,446
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,367,533
1.95%, 7/30/2030 (a)	EUR	1,600,000	1,890,331
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,711,385
2.75%, 4/30/2019	EUR	1,650,000	2,045,301
2.75%, 10/31/2024 (a)	EUR	1,610,000	2,141,163
3.75%, 10/31/2018	EUR	1,450,000	1,790,597
3.80%, 4/30/2024 (a)	EUR	1,950,000	2,748,269
4.00%, 4/30/2020 (a)	EUR	1,250,000	1,635,425
4.20%, 1/31/2037 (a)	EUR	1,725,000	2,601,692
4.30%, 10/31/2019 (a)	EUR	1,250,000	1,617,832
4.40%, 10/31/2023 (a)	EUR	1,563,000	2,258,727
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,286,631
4.65%, 7/30/2025 (a)	EUR	1,470,000	2,199,801
4.70%, 7/30/2041 (a)	EUR	1,000,000	1,615,135
4.80%, 1/31/2024 (a)	EUR	859,000	1,271,215
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,496,831
4.90%, 7/30/2040 (a)	EUR	700,000	1,154,487
5.15%, 10/31/2028 (a)	EUR	1,500,000	2,381,541
5.15%, 10/31/2044 (a)	EUR	900,000	1,543,897
5.40%, 1/31/2023 (a)	EUR	1,600,000	2,380,855
5.50%, 4/30/2021 (a)	EUR	2,100,000	2,967,422
5.75%, 7/30/2032	EUR	1,350,000	2,345,382
5.85%, 1/31/2022 (a)	EUR	1,725,000	2,537,389
5.90%, 7/30/2026 (a)	EUR	1,450,000	2,365,026
6.00%, 1/31/2029	EUR	1,200,000	2,038,165
Spain Government Bond:
0.40%, 4/30/2022	EUR	1,300,000	1,546,213
0.75%, 7/30/2021	EUR	1,928,000	2,339,535
1.30%, 10/31/2026 (a)	EUR	1,600,000	1,877,072
1.45%, 10/31/2027 (a)	EUR	1,000,000	1,164,191
1.50%, 4/30/2027 (a)	EUR	1,285,000	1,518,528
2.35%, 7/30/2033 (a)	EUR	1,000,000	1,197,406
2.90%, 10/31/2046 (a)	EUR	1,065,000	1,271,528
3.45%, 7/30/2066 (a)	EUR	450,000	563,079

			69,142,371

SWEDEN — 1.2%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	15,360,000	1,849,485
1.00%, 11/12/2026	SEK	13,900,000	1,749,186
1.50%, 11/13/2023 (a)	SEK	18,520,000	2,438,366

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

2.25%, 6/1/2032	SEK	1,500,000	$206,639
2.50%, 5/12/2025	SEK	13,950,000	1,965,939
3.50%, 6/1/2022	SEK	20,700,000	2,950,930
3.50%, 3/30/2039	SEK	7,600,000	1,243,129
4.25%, 3/12/2019	SEK	21,600,000	2,836,168
5.00%, 12/1/2020	SEK	21,750,000	3,114,535

			18,354,377

SWITZERLAND — 1.2%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	1,065,000	1,081,620
0.50%, 5/27/2030	CHF	470,000	504,439
0.50%, 5/24/2055	CHF	100,000	103,617
0.50%, 5/30/2058	CHF	695,000	717,626
1.25%, 6/11/2024	CHF	940,000	1,069,692
1.25%, 5/28/2026	CHF	1,370,000	1,576,859
1.25%, 6/27/2037	CHF	820,000	985,509
1.50%, 7/24/2025	CHF	650,000	758,154
1.50%, 4/30/2042	CHF	950,000	1,223,925
2.00%, 4/28/2021	CHF	1,275,000	1,440,371
2.00%, 5/25/2022	CHF	1,020,000	1,176,226
2.00%, 6/25/2064	CHF	400,000	656,494
2.25%, 7/6/2020	CHF	1,210,000	1,352,559
2.25%, 6/22/2031	CHF	355,000	466,680
2.50%, 3/8/2036	CHF	765,000	1,091,366
3.00%, 5/12/2019	CHF	1,270,000	1,392,590
3.25%, 6/27/2027	CHF	500,000	679,051
3.50%, 4/8/2033	CHF	850,000	1,306,010
4.00%, 2/11/2023	CHF	325,000	415,554
4.00%, 4/8/2028	CHF	220,000	320,996
4.00%, 1/6/2049	CHF	200,000	417,900

			18,737,238

THAILAND — 1.8%
Thailand Government Bond:
1.88%, 6/17/2022	THB	36,500,000	1,100,466
2.13%, 12/17/2026	THB	27,000,000	796,608
2.55%, 6/26/2020	THB	60,000,000	1,847,437
2.88%, 6/17/2046	THB	31,560,000	889,225
3.40%, 6/17/2036	THB	20,000,000	649,045
3.45%, 3/8/2019	THB	17,000,000	524,179
3.58%, 12/17/2027	THB	16,000,000	527,735
3.63%, 6/16/2023	THB	45,900,000	1,506,673
3.65%, 12/17/2021	THB	118,500,000	3,840,509
3.85%, 12/12/2025	THB	72,000,000	2,421,242
3.88%, 6/13/2019	THB	55,300,000	1,725,118
4.00%, 6/17/2066	THB	54,290,000	1,803,852
4.26%, 12/12/2037	THB	79,000,000	2,776,259
4.68%, 6/29/2044	THB	45,450,000	1,729,665
4.75%, 12/20/2024	THB	5,000,000	175,725
4.85%, 6/17/2061	THB	16,000,000	624,879
4.88%, 6/22/2029	THB	93,000,000	3,443,566
5.50%, 8/13/2019	THB	23,425,000	754,303
5.63%, 1/12/2019	THB	3,300,000	104,145
Series 06-5, 5.85%, 3/31/2021	THB	9,800,000	335,986

			27,576,617

UNITED KINGDOM — 5.7%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,400,000	1,853,214
0.75%, 7/22/2023	GBP	400,000	531,328
United Kingdom Treasury Bond:
1.25%, 7/22/2027	GBP	550,000	727,887
1.50%, 1/22/2021	GBP	1,600,000	2,210,141
1.50%, 7/22/2026	GBP	1,340,000	1,834,126
1.50%, 7/22/2047	GBP	850,000	1,033,284
1.75%, 7/22/2019	GBP	1,690,000	2,320,218
1.75%, 9/7/2022	GBP	1,425,000	2,001,536
1.75%, 9/7/2037	GBP	325,000	424,285
1.75%, 7/22/2057	GBP	435,000	578,027
2.00%, 7/22/2020	GBP	1,520,000	2,122,165
2.00%, 9/7/2025	GBP	1,375,000	1,965,112
2.25%, 9/7/2023	GBP	1,250,000	1,806,756
2.50%, 7/22/2065	GBP	775,000	1,297,411
2.75%, 9/7/2024	GBP	1,320,000	1,975,708
3.25%, 1/22/2044	GBP	1,365,000	2,319,828
3.50%, 1/22/2045	GBP	1,380,000	2,459,002
3.50%, 7/22/2068	GBP	1,050,000	2,247,703
3.75%, 9/7/2019	GBP	1,260,000	1,798,833
3.75%, 9/7/2020	GBP	1,200,000	1,761,205
3.75%, 9/7/2021	GBP	1,400,000	2,106,408
3.75%, 7/22/2052	GBP	1,175,000	2,349,965
4.00%, 3/7/2022	GBP	1,875,000	2,881,406
4.00%, 1/22/2060	GBP	1,000,000	2,236,313
4.25%, 12/7/2027	GBP	1,500,000	2,563,752
4.25%, 6/7/2032	GBP	1,800,000	3,223,984
4.25%, 3/7/2036	GBP	1,500,000	2,773,140
4.25%, 9/7/2039	GBP	1,099,000	2,090,213
4.25%, 12/7/2040	GBP	1,249,000	2,405,162
4.25%, 12/7/2046	GBP	1,150,000	2,339,804
4.25%, 12/7/2049	GBP	1,050,000	2,212,822
4.25%, 12/7/2055	GBP	1,275,000	2,871,043
4.50%, 3/7/2019	GBP	1,790,000	2,541,100
4.50%, 9/7/2034	GBP	1,575,000	2,953,059
4.50%, 12/7/2042	GBP	1,350,000	2,739,503
4.75%, 3/7/2020	GBP	1,590,000	2,354,874
4.75%, 12/7/2030	GBP	1,700,000	3,140,750
4.75%, 12/7/2038	GBP	1,200,000	2,414,010
5.00%, 3/7/2025	GBP	1,740,000	2,991,419
6.00%, 12/7/2028	GBP	950,000	1,877,565
8.00%, 6/7/2021	GBP	1,200,000	2,043,708

			86,377,769

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $ 1,515,912,880)			1,501,595,284

TOTAL INVESTMENTS — 98.9%
(Cost $ 1,515,912,880)			1,501,595,284
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			16,330,666

NET ASSETS — 100.0%			$1,517,925,950

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 17.6% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South KoreanWon

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB —Thai Baht

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$68,383,960	$—	$68,383,960
Austria	—	60,811,765	—	60,811,765
Belgium	—	69,731,133	—	69,731,133
Canada	—	68,540,880	—	68,540,880
Chile.	—	1,055,179	—	1,055,179
Czech Republic	—	10,278,995	—	10,278,995
Denmark	—	25,333,896	—	25,333,896
Finland	—	23,288,971	—	23,288,971
France.	—	85,443,277	—	85,443,277
Germany	—	69,694,411	—	69,694,411
Hong Kong	—	1,644,599	—	1,644,599
Hungary	—	8,954,854	—	8,954,854
Ireland	—	31,359,676	—	31,359,676
Israel.	—	14,430,704	—	14,430,704
Italy	—	82,324,601	—	82,324,601
Japan	—	347,231,103	—	347,231,103
Latvia	—	1,555,888	—	1,555,888
Lithuania.	—	1,343,042	—	1,343,042
Luxembourg	—	2,205,951	—	2,205,951
Malaysia	—	29,125,494	—	29,125,494
Mexico	—	33,411,379	—	33,411,379
Netherlands	—	69,542,652	—	69,542,652
New Zealand	—	9,770,032	—	9,770,032
Norway	—	11,206,299	—	11,206,299
Poland.	—	24,130,687	—	24,130,687
Russia	—	13,933,333	—	13,933,333
Singapore	—	15,639,917	—	15,639,917
Slovakia	—	8,804,555	—	8,804,555
Slovenia	—	6,568,216	—	6,568,216
South Africa	—	20,641,232	—	20,641,232
South Korea.	—	65,020,231	—	65,020,231
Spain	—	69,142,371	—	69,142,371
Sweden	—	18,354,377	—	18,354,377
Switzerland	—	18,737,238	—	18,737,238
Thailand	—	27,576,617	—	27,576,617
United Kingdom	—	86,377,769	—	86,377,769

TOTAL INVESTMENTS	$—	$1,501,595,284	$—	$1,501,595,284

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$44,010,830	$44,010,830	$—	$—	—	$—	$2,546

TOTAL		$—	$44,010,830	$44,010,830	$—	$—		$—	$2,546

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 98.9%
AUSTRALIA — 2.1%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$230,013
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	200,000	242,682
Series 12, 4.30%, 9/25/2042	GBP	200,000	328,868
Series MTN, 3.00%, 3/30/2020	AUD	140,000	110,407
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	242,129
4.38%, 2/25/2020	EUR	100,000	130,703
National Australia Bank, Ltd.:
1.25%, 5/18/2026	EUR	300,000	360,843
2.75%, 8/8/2022	EUR	150,000	197,787
Series GMTN, 0.88%, 1/20/2022 .	EUR	200,000	242,151
Series GMTN, 2.00%, 11/12/2020	EUR	100,000	125,426
Series GMTN, 4.00%, 7/13/2020 .	EUR	200,000	262,933
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	261,715
3.50%, 9/21/2022	EUR	200,000	271,498
4.25%, 3/23/2020	EUR	150,000	196,108
Westpac Banking Corp.:
0.25%, 1/17/2022	EUR	150,000	176,898
Series MTN, 4.50%, 2/25/2019	AUD	200,000	161,664

			3,541,825

BELGIUM — 2.4%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	400,000	480,464
0.88%, 3/17/2022	EUR	400,000	485,207
1.50%, 3/17/2025	EUR	400,000	495,726
1.50%, 4/18/2030	EUR	400,000	471,130
1.88%, 1/20/2020	EUR	150,000	185,140
2.00%, 3/17/2028	EUR	500,000	628,381
2.70%, 3/31/2026	EUR	100,000	134,389
2.75%, 3/17/2036	EUR	400,000	514,399
Series EMTN, 0.80%, 4/20/2023 .	EUR	100,000	120,302
Series EMTN, 2.25%, 5/24/2029 .	GBP	100,000	129,796
Series EMTN, 2.85%, 5/25/2037 .	GBP	150,000	196,690
KBC Group NV
0.75%, 3/1/2022	EUR	200,000	238,302

			4,079,926

CANADA — 0.2%
Toronto-Dominion Bank
0.63%, 3/8/2021	EUR	200,000	240,526

CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd.
1.25%, 4/6/2023	EUR	200,000	240,861

DENMARK — 0.5%
AP Moeller — Maersk A/S
1.75%, 3/18/2021	EUR	200,000	246,827
Carlsberg Breweries A/S
2.50%, 5/28/2024	EUR	200,000	259,960
Danske Bank A/S:
0.50%, 5/6/2021	EUR	200,000	239,635
0.75%, 6/2/2023	EUR	100,000	119,905

			866,327

FINLAND — 0.2%
OP Corporate Bank PLC
0.75%, 3/3/2022	EUR	200,000	241,582

FRANCE — 14.3%
Air Liquide Finance SA
1.25%, 6/13/2028	EUR	200,000	239,546
Airbus Group Finance B.V.
2.38%, 4/2/2024	EUR	200,000	260,869
Autoroutes du Sud de la France SA:
1.25%, 1/18/2027	EUR	300,000	358,689
5.63%, 7/4/2022	EUR	200,000	295,719
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	200,000	237,866
0.38%, 1/13/2022	EUR	100,000	118,494
1.25%, 1/14/2025	EUR	200,000	242,414
1.25%, 5/26/2027	EUR	100,000	118,244
1.63%, 1/19/2026	EUR	400,000	495,870
2.00%, 9/19/2019	EUR	200,000	246,119
2.63%, 2/24/2021	EUR	200,000	256,406
2.63%, 3/18/2024	EUR	400,000	528,945
3.00%, 11/28/2023	EUR	200,000	269,778
3.25%, 8/23/2022	EUR	200,000	269,805
4.13%, 7/20/2020	EUR	400,000	527,934
BNP Paribas SA:
0.75%, 11/11/2022	EUR	200,000	240,153
1.13%, 10/10/2023	EUR	200,000	240,623
1.50%, 11/17/2025	EUR	100,000	119,976
1.50%, 5/25/2028	EUR	200,000	242,936
1.63%, 2/23/2026	EUR	200,000	248,827
2.00%, 1/28/2019	EUR	200,000	243,233
2.25%, 1/13/2021	EUR	200,000	253,246
2.38%, 5/20/2024	EUR	100,000	130,623
2.50%, 8/23/2019	EUR	200,000	248,057
2.88%, 10/24/2022	EUR	300,000	398,966
2.88%, 9/26/2023	EUR	300,000	401,940
3.75%, 11/25/2020	EUR	200,000	264,111
4.13%, 1/14/2022	EUR	300,000	414,713
4.50%, 3/21/2023	EUR	300,000	432,740
Series EMTN, 1.13%, 1/15/2023 .	EUR	200,000	244,432
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	190,782
4.25%, 7/22/2020	EUR	200,000	264,350

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

BPCE SA:
0.63%, 4/20/2020	EUR	300,000	$360,216
1.00%, 10/5/2028	EUR	100,000	114,503
4.50%, 2/10/2022	EUR	200,000	280,431
Capgemini SE:
1.75%, 7/1/2020	EUR	300,000	369,246
2.50%, 7/1/2023	EUR	100,000	129,451
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	243,419
1.75%, 7/15/2022	EUR	100,000	125,023
3.88%, 4/25/2021	EUR	150,000	200,342
4.00%, 4/9/2020	EUR	200,000	259,800
Cie de Saint-Gobain
Zero Coupon, 3/27/2020	EUR	200,000	236,380
Cie Financiere et Industrielle des Autoroutes SA
5.00%, 5/24/2021	EUR	200,000	278,198
Credit Agricole SA:
0.75%, 12/1/2022	EUR	300,000	360,527
0.88%, 1/19/2022	EUR	200,000	242,488
1.00%, 9/16/2024	EUR	100,000	119,949
1.25%, 4/14/2026	EUR	400,000	480,024
1.38%, 5/3/2027	EUR	100,000	119,685
2.38%, 11/27/2020	EUR	200,000	254,197
2.38%, 5/20/2024	EUR	300,000	392,340
3.13%, 7/17/2023	EUR	200,000	270,712
3.13%, 2/5/2026	EUR	300,000	416,902
3.88%, 2/13/2019	EUR	200,000	249,638
5.13%, 4/18/2023	EUR	100,000	148,795
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	245,346
Danone SA:
0.42%, 11/3/2022	EUR	100,000	118,189
0.71%, 11/3/2024	EUR	100,000	117,607
1.21%, 11/3/2028	EUR	300,000	350,085
2.25%, 11/15/2021	EUR	500,000	638,252
Engie Alliance GIE
Series EMTN, 5.75%, 6/24/2023 .	EUR	150,000	228,812
Engie SA:
1.38%, 5/19/2020	EUR	200,000	245,226
2.38%, 5/19/2026	EUR	300,000	394,152
5.00%, 10/1/2060	GBP	200,000	429,586
Holding d’Infrastructures de Transport SAS
4.88%, 10/27/2021	EUR	250,000	350,355
HSBC France SA:
1.63%, 12/3/2018	EUR	200,000	241,523
1.88%, 1/16/2020	EUR	100,000	123,450
LVMH Moet Hennessy Vuitt:
Zero Coupon, 5/26/2020	EUR	200,000	236,751
0.75%, 5/26/2024	EUR	200,000	238,445
Orange SA:
3.00%, 6/15/2022	EUR	300,000	398,084
3.88%, 4/9/2020	EUR	200,000	259,493
3.88%, 1/14/2021	EUR	200,000	265,547
8.13%, 1/28/2033	EUR	200,000	437,546

Sanofi:
Zero Coupon, 1/13/2020	EUR	200,000	237,010
0.50%, 1/13/2027	EUR	100,000	113,067
1.13%, 3/10/2022	EUR	200,000	245,573
1.75%, 9/10/2026	EUR	300,000	380,098
1.88%, 9/4/2020	EUR	100,000	124,336
2.50%, 11/14/2023	EUR	200,000	264,375
Societe Generale SA:
0.75%, 5/26/2023	EUR	200,000	239,322
2.25%, 1/23/2020	EUR	200,000	249,069
4.25%, 7/13/2022	EUR	200,000	280,321
4.75%, 3/2/2021	EUR	200,000	273,631
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	200,000	245,721
2.13%, 9/18/2029	EUR	300,000	387,182
Total Capital International SA:
0.25%, 7/12/2023	EUR	200,000	234,098
0.75%, 7/12/2028	EUR	200,000	226,584
2.50%, 3/25/2026	EUR	200,000	267,993
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	252,449
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	240,010

			24,277,960

GERMANY — 10.5%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	408,014
4.75%, 7/22/2019	EUR	250,000	322,234
Series 62, 4.50%, 3/13/2043	GBP	100,000	176,964
BASF Finance Europe NV
Zero Coupon, 11/10/2020	EUR	100,000	118,372
BASF SE:
1.50%, 10/1/2018	EUR	200,000	240,384
1.88%, 2/4/2021	EUR	200,000	251,527
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	257,857
BMW Finance NV:
3.25%, 1/14/2019	EUR	200,000	246,772
3.38%, 12/14/2018	GBP	100,000	137,962
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	200,000	240,034
1.13%, 9/18/2021	EUR	200,000	244,952
Commerzbank AG:
0.50%, 9/13/2023	EUR	100,000	115,616
4.00%, 9/16/2020	EUR	250,000	328,636
Daimler AG:
0.25%, 5/11/2020	EUR	200,000	237,495
0.50%, 9/9/2019	EUR	300,000	358,282
0.63%, 3/5/2020	EUR	100,000	119,917
1.38%, 5/11/2028	EUR	600,000	707,031
1.40%, 1/12/2024	EUR	200,000	246,591
1.50%, 11/19/2018	EUR	200,000	240,729
1.50%, 3/9/2026	EUR	200,000	243,675
2.13%, 7/3/2037	EUR	200,000	232,859
Series EMTN, 0.85%, 2/28/2025 .	EUR	100,000	117,561
Series EMTN, 0.88%, 1/12/2021 .	EUR	200,000	241,922

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Deutsche Bank AG:
1.00%, 3/18/2019	EUR	200,000	$239,771
1.13%, 3/17/2025	EUR	900,000	1,056,094
1.25%, 9/8/2021	EUR	300,000	363,942
1.50%, 1/20/2022	EUR	100,000	122,114
1.88%, 2/28/2020	GBP	100,000	134,615
2.38%, 1/11/2023	EUR	400,000	511,132
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	300,000	355,355
2.13%, 1/18/2021	EUR	400,000	504,331
4.25%, 7/13/2022	EUR	150,000	210,031
6.50%, 4/8/2022	GBP	90,000	146,690
E.ON International Finance B.V.:
5.75%, 5/7/2020	EUR	200,000	272,292
5.88%, 10/30/2037	GBP	150,000	283,810
6.00%, 10/30/2019	GBP	100,000	147,444
6.38%, 6/7/2032	GBP	200,000	377,010
6.75%, 1/27/2039	GBP	100,000	207,412
HeidelbergCement AG 2.25%, 3/30/2023	EUR	400,000	509,760
innogy Finance BV:
6.13%, 7/6/2039	GBP	250,000	489,514
6.25%, 6/3/2030	GBP	50,000	91,229
6.50%, 8/10/2021	EUR	200,000	294,353
6.63%, 1/31/2019	EUR	150,000	193,183
Linde AG 1.75%, 9/17/2020	EUR	200,000	249,702
Linde Finance B.V. 0.25%, 1/18/2022	EUR	100,000	119,235
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	329,051
SAP SE:
1.13%, 2/20/2023	EUR	100,000	123,753
1.75%, 2/22/2027	EUR	200,000	255,910
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	245,988
1.75%, 3/12/2021	EUR	150,000	188,171
2.88%, 3/10/2028	EUR	200,000	281,142
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	400,000	475,870
1.13%, 10/2/2023	EUR	400,000	475,433
1.63%, 1/16/2030	EUR	300,000	334,997
2.00%, 1/14/2020	EUR	250,000	308,252
2.00%, 3/26/2021	EUR	100,000	124,963
3.25%, 1/21/2019	EUR	300,000	369,658
Series 10Y, 1.88%, 3/30/2027	EUR	300,000	356,668
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	254,832
2.63%, 1/15/2024	EUR	400,000	515,115
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	247,713
2.25%, 12/15/2023	EUR	200,000	256,297

			17,858,218

HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	232,219
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	245,329

			477,548

INDIA — 0.1%
Bharti Airtel International Netherlands B.V. 4.00%, 12/10/2018	EUR	100,000	123,393

IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	237,473

ISRAEL — 0.5%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	245,490
Teva Pharmaceutical Finance
Netherlands II B.V.:
1.13%, 10/15/2024	EUR	250,000	276,524
1.25%, 3/31/2023	EUR	200,000	229,578

			751,592

ITALY — 5.6%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	200,000	251,810
5.13%, 9/16/2024	EUR	350,000	533,029
Atlantia SpA 1.88%, 7/13/2027	EUR	200,000	237,297
Autostrade per l’Italia SpA 5.88%, 6/9/2024	EUR	200,000	313,276
Enel Finance International NV:
1.00%, 9/16/2024	EUR	200,000	237,764
1.97%, 1/27/2025	EUR	234,000	294,548
5.00%, 9/14/2022	EUR	350,000	506,992
5.63%, 8/14/2024	GBP	100,000	162,814
5.75%, 9/14/2040	GBP	250,000	454,627
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	241,184
3.25%, 7/10/2023	EUR	200,000	270,857
3.63%, 1/29/2029	EUR	200,000	282,799
3.75%, 9/12/2025	EUR	150,000	212,567
4.00%, 6/29/2020	EUR	200,000	261,858
4.13%, 9/16/2019	EUR	200,000	255,568
4.25%, 2/3/2020	EUR	200,000	259,724
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	300,000	362,932
1.13%, 3/4/2022	EUR	215,000	259,524
1.38%, 1/18/2024	EUR	200,000	240,762
2.00%, 6/18/2021	EUR	300,000	375,255
3.00%, 1/28/2019	EUR	100,000	122,904
4.00%, 10/30/2023	EUR	200,000	279,529
4.13%, 4/14/2020	EUR	200,000	260,288
4.38%, 10/15/2019	EUR	200,000	257,182
Series GMTN, 4.00%, 11/8/2018 .	EUR	200,000	247,007

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description		Principal Amount	Value

Snam SpA 0.88%, 10/25/2026	EUR	200,000	$227,931
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	242,269
4.75%, 3/15/2021	EUR	300,000	410,894
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	242,401
2.00%, 3/4/2023	EUR	300,000	375,542
2.13%, 10/24/2026	EUR	100,000	123,418
3.25%, 1/14/2021	EUR	100,000	129,697
3.63%, 1/24/2019	EUR	300,000	371,564
Unione di Banche Italiane SpA
2.88%, 2/18/2019	EUR	200,000	245,915

			9,551,728

JAPAN — 0.7%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	893,476
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	300,000	363,185

			1,256,661

LUXEMBOURG — 0.6%
HeidelbergCement Finance Luxembourg SA
1.63%, 4/7/2026	EUR	100,000	120,716
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	200,000	245,100
2.25%, 5/26/2028	EUR	200,000	249,374
Novartis Finance SA:
Zero Coupon, 3/31/2021	EUR	100,000	118,146
0.13%, 9/20/2023	EUR	300,000	349,042

			1,082,378

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	259,789
4.13%, 10/25/2019	EUR	200,000	256,486
4.38%, 8/7/2041	GBP	100,000	154,453
Fomento Economico Mexicano SABde CV 1.75%, 3/20/2023	EUR	200,000	245,281

			916,009

NETHERLANDS — 8.3%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	291,697
2.13%, 11/26/2020	EUR	100,000	126,073
2.50%, 11/29/2023	EUR	100,000	132,254
4.13%, 3/28/2022	EUR	350,000	484,589
4.75%, 1/11/2019	EUR	200,000	251,537
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	240,471
BMW Finance NV:
0.13%, 7/3/2020	EUR	100,000	118,587
0.13%, 1/12/2021	EUR	200,000	236,780
0.88%, 11/17/2020	EUR	300,000	363,877

Cooperatieve Rabobank UA:
1.25%, 3/23/2026	EUR	400,000	485,193
1.75%, 1/22/2019	EUR	300,000	363,846
2.25%, 3/23/2022	GBP	150,000	208,677
2.38%, 5/22/2023	EUR	300,000	392,601
4.13%, 7/14/2025	EUR	450,000	663,618
Series EMTN, 3.50%, 10/17/2018	EUR	300,000	368,520
Series EMTN, 4.13%, 1/12/2021 .	EUR	300,000	401,924
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	273,838
Series EMTN, 4.75%, 6/6/2022	EUR	300,000	428,368
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	243,154
Series GMTN, 4.00%, 1/11/2022 .	EUR	500,000	685,756
Series GMTN, 4.13%, 1/14/2020 .	EUR	700,000	907,360
Deutsche Telekom International Finance B.V.:
0.63%, 4/3/2023	EUR	300,000	357,343
0.88%, 1/30/2024	EUR	300,000	358,263
1.38%, 1/30/2027	EUR	200,000	237,413
Enel Finance International NV
1.38%, 6/1/2026	EUR	300,000	357,166
Gas Natural Fenosa Finance B.V. 1.38%, 1/19/2027	EUR	300,000	353,436
Heineken NV 2.13%, 8/4/2020	EUR	200,000	250,490
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	361,480
0.75%, 2/22/2021	EUR	200,000	241,670
1.25%, 12/13/2019	EUR	250,000	304,584
4.50%, 2/21/2022	EUR	400,000	560,389
ING Groep NV 0.75%, 3/9/2022	EUR	100,000	119,243
Koninklijke KPN NV
Series GMTN, 5.75%, 9/17/2029 .	GBP	150,000	254,301
Shell International Finance B.V.:
0.38%, 2/15/2025	EUR	200,000	230,444
0.75%, 8/15/2028	EUR	200,000	224,257
1.00%, 4/6/2022	EUR	200,000	245,096
1.25%, 3/15/2022	EUR	200,000	247,781
1.25%, 5/12/2028	EUR	100,000	119,121
1.63%, 3/24/2021	EUR	200,000	249,440
1.63%, 1/20/2027	EUR	200,000	249,088
1.88%, 9/15/2025	EUR	200,000	255,870
2.50%, 3/24/2026	EUR	200,000	267,114
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 7/25/2020	EUR	300,000	351,413
Vonovia Finance B.V.
1.25%, 12/6/2024	EUR	200,000	239,671

			14,103,793

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

NORWAY — 0.5%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	150,000	$196,363
4.25%, 1/18/2022	EUR	200,000	277,582
4.38%, 2/24/2021	EUR	300,000	406,323

			880,268

PORTUGAL — 0.2%
EDP Finance B.V.
2.63%, 1/18/2022	EUR	300,000	387,056

SPAIN — 5.3%
Abertis Infraestructuras SA
1.38%, 5/20/2026	EUR	200,000	236,652
Banco Bilbao Vizcaya Argentaria SA:
0.63%, 1/17/2022	EUR	300,000	356,698
1.00%, 1/20/2021	EUR	200,000	242,673
Banco Santander SA
1.38%, 2/9/2022	EUR	300,000	365,290
Bankia SA
3.50%, 1/17/2019	EUR	200,000	247,247
BBVA Senior Finance SAU
Series GMTN, 2.38%, 1/22/2019 .	EUR	200,000	243,978
CaixaBank SA
Series EMTN, 1.13%, 5/17/2024 .	EUR	200,000	236,606
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	200,000	244,311
2.38%, 5/9/2019	EUR	100,000	122,595
Gas Natural Capital Co. 1.13%, 4/11/2024	EUR	100,000	119,500
Iberdrola Finanzas SA:
1.00%, 3/7/2025	EUR	200,000	236,655
4.13%, 3/23/2020	EUR	150,000	195,515
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	200,000	235,348
3.50%, 2/1/2021	EUR	200,000	263,184
Mapfre SA
1.63%, 5/19/2026	EUR	200,000	240,842
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	100,000	126,164
3.63%, 10/7/2021	EUR	200,000	267,919
4.88%, 2/19/2019	EUR	200,000	252,460
Santander Consumer Finance SA:
0.75%, 4/3/2019	EUR	200,000	239,255
0.88%, 1/24/2022	EUR	200,000	239,178
0.90%, 2/18/2020	EUR	200,000	240,864
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	245,704
Santander International Debt SA:
1.38%, 12/14/2022	EUR	300,000	371,387
4.00%, 1/24/2020	EUR	100,000	129,239
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	246,095

Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	200,000	237,740
0.75%, 4/13/2022	EUR	200,000	239,476
1.46%, 4/13/2026	EUR	200,000	236,998
1.48%, 9/14/2021	EUR	100,000	123,614
2.24%, 5/27/2022	EUR	200,000	255,577
4.69%, 11/11/2019	EUR	400,000	519,775
4.71%, 1/20/2020	EUR	200,000	261,829
5.60%, 3/12/2020	GBP	100,000	147,710
Series EMTN, 1.53%, 1/17/2025 .	EUR	300,000	363,652
Series GMTN, 3.96%, 3/26/2021 .	EUR	100,000	133,695
Series GMTN, 3.99%, 1/23/2023 .	EUR	400,000	552,913

			9,018,338

SWEDEN — 2.1%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	200,000	243,342
1.13%, 2/12/2025	EUR	200,000	243,465
2.00%, 2/17/2021	EUR	300,000	377,760
3.25%, 7/5/2022	EUR	100,000	134,892
4.00%, 7/11/2019	EUR	200,000	253,891
4.00%, 6/29/2020	EUR	250,000	328,269
Skandinaviska Enskilda Banken AB:
2.00%, 2/19/2021	EUR	300,000	377,846
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	246,574
Svenska Handelsbanken AB:
0.25%, 2/28/2022	EUR	100,000	118,334
1.13%, 12/14/2022	EUR	200,000	246,027
2.25%, 8/27/2020	EUR	200,000	252,475
2.63%, 8/23/2022	EUR	200,000	262,999
4.38%, 10/20/2021	EUR	300,000	415,718

			3,501,592

SWITZERLAND — 4.0%
ABB Finance B.V.
2.63%, 3/26/2019	EUR	200,000	245,957
Credit Suisse AG:
0.38%, 4/11/2019	EUR	400,000	476,426
0.63%, 11/20/2018	EUR	200,000	238,597
1.00%, 6/7/2023	EUR	300,000	362,101
1.13%, 9/15/2020	EUR	200,000	243,688
1.38%, 11/29/2019	EUR	400,000	487,109
1.38%, 1/31/2022	EUR	200,000	246,851
1.50%, 4/10/2026	EUR	400,000	493,253
4.75%, 8/5/2019	EUR	450,000	579,304
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	115,000	122,390
1.25%, 4/14/2022	EUR	455,000	552,876
Glencore Finance Dubai, Ltd.
2.63%, 11/19/2018	EUR	100,000	121,559
Glencore Finance Europe SA
1.25%, 3/17/2021	EUR	250,000	303,061
Glencore Finance Europe, Ltd.
1.88%, 9/13/2023	EUR	200,000	244,316

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Roche Finance Europe B.V.
0.88%, 2/25/2025	EUR	300,000	$361,348
Roche Holdings, Inc.
6.50%, 3/4/2021	EUR	150,000	216,972
UBS AG:
1.13%, 6/30/2020	EUR	235,000	286,235
1.25%, 9/3/2021	EUR	200,000	245,961
UBS Group Funding Switzerland AG:
1.25%, 9/1/2026	EUR	400,000	468,637
1.50%, 11/30/2024	EUR	100,000	122,251
1.75%, 11/16/2022	EUR	300,000	374,165

			6,793,057

UNITED KINGDOM — 12.0%
Barclays Bank PLC
4.88%, 8/13/2019	EUR	200,000	258,697
Barclays PLC:
1.50%, 4/1/2022	EUR	100,000	122,321
1.88%, 3/23/2021	EUR	300,000	371,128
3.13%, 1/17/2024	GBP	200,000	277,508
3.25%, 2/12/2027	GBP	200,000	275,172
Series EMTN, 1.88%, 12/8/2023 .	EUR	200,000	247,266
BAT International Finance PLC
2.25%, 1/16/2030	EUR	200,000	242,062
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	100,000	122,470
5.00%, 11/4/2036	GBP	100,000	177,717
5.13%, 12/1/2025	GBP	150,000	247,756
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	300,000	365,385
1.37%, 3/3/2022	EUR	200,000	247,898
1.53%, 9/26/2022	EUR	200,000	249,580
1.57%, 2/16/2027	EUR	200,000	242,299
2.18%, 9/28/2021	EUR	100,000	127,628
2.97%, 2/27/2026	EUR	200,000	270,320
2.99%, 2/18/2019	EUR	200,000	246,670
4.33%, 12/10/2018	GBP	100,000	139,557
British Telecommunications PLC:
0.63%, 3/10/2021	EUR	200,000	238,991
1.13%, 6/10/2019	EUR	200,000	241,136
1.13%, 3/10/2023	EUR	200,000	241,830
1.50%, 6/23/2027	EUR	100,000	116,751
1.75%, 3/10/2026	EUR	300,000	363,633
Cadent Finance PLC:
2.13%, 9/22/2028	GBP	200,000	259,143
2.63%, 9/22/2038	GBP	100,000	127,020
2.75%, 9/22/2046	GBP	100,000	127,074
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	311,087
7.00%, 9/19/2033	GBP	100,000	201,611
Diageo Finance PLC
1.13%, 5/20/2019	EUR	200,000	241,020
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	300,000	359,904
1.38%, 12/2/2024	EUR	300,000	369,239

4.25%, 12/18/2045	GBP	200,000	342,375
5.25%, 12/19/2033	GBP	150,000	273,924
5.25%, 4/10/2042	GBP	150,000	287,878
6.38%, 3/9/2039	GBP	100,000	211,090
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	100,000	156,779
5.88%, 5/13/2043	GBP	100,000	194,817
6.45%, 12/10/2031	GBP	150,000	286,056
6.75%, 12/3/2028	GBP	200,000	362,804
Series 0000, 4.63%, 10/31/2046	GBP	100,000	171,795
HSBC Bank PLC:
3.88%, 10/24/2018	EUR	300,000	370,039
4.00%, 1/15/2021	EUR	200,000	266,982
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	469,938
1.50%, 3/15/2022	EUR	200,000	246,977
2.50%, 3/15/2027	EUR	300,000	395,755
2.63%, 8/16/2028	GBP	200,000	267,493
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021 .	EUR	100,000	125,272
Series EMTN, 9.00%, 2/17/2022 .	GBP	200,000	348,559
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	243,294
5.38%, 9/3/2019	EUR	200,000	261,635
6.50%, 9/17/2040	GBP	150,000	322,270
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	243,959
1.25%, 3/3/2025	EUR	300,000	360,425
5.63%, 9/9/2019	GBP	150,000	219,027
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR — 2.04%, 2.00%, 3/8/2023	EUR	200,000	247,084
2.50%, 3/22/2023	EUR	200,000	253,579
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	450,000	588,674
5.50%, 3/23/2020	EUR	200,000	267,937
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	237,859
Santander UK PLC:
1.88%, 2/17/2020	GBP	100,000	136,493
2.00%, 1/14/2019	EUR	200,000	242,904
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	368,492
2.50%, 9/15/2026	EUR	100,000	126,709
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	241,124
1.63%, 6/13/2021	EUR	200,000	247,081
4.38%, 1/18/2038	GBP	100,000	149,261
THFC Funding No. 3 PLC
5.20%, 10/11/2043	GBP	150,000	275,018
Vodafone Group PLC:
0.38%, 11/22/2021	EUR	300,000	355,199
1.00%, 9/11/2020	EUR	100,000	121,191
1.25%, 8/25/2021	EUR	300,000	367,823

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

1.60%, 7/29/2031	EUR	100,000	$111,423
1.88%, 9/11/2025	EUR	350,000	437,195
2.20%, 8/25/2026	EUR	500,000	630,969
3.00%, 8/12/2056	GBP	200,000	225,934
3.38%, 8/8/2049	GBP	100,000	122,589
4.65%, 1/20/2022	EUR	100,000	139,653
Western Power Distribution East Midlands PLC
5.25%, 1/17/2023	GBP	200,000	313,855
Western Power Distribution West Midlands PLC
5.75%, 4/16/2032	GBP	100,000	181,914

			20,248,976

UNITED STATES — 27.7%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	238,093
1.38%, 5/17/2024	EUR	300,000	362,566
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	239,379
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	238,342
Amgen, Inc.:
1.25%, 2/25/2022	EUR	300,000	367,133
4.00%, 9/13/2029	GBP	100,000	151,162
Apple, Inc.:
0.88%, 5/24/2025	EUR	200,000	237,849
1.00%, 11/10/2022	EUR	600,000	735,500
1.38%, 1/17/2024	EUR	200,000	248,310
1.38%, 5/24/2029	EUR	200,000	236,333
1.63%, 11/10/2026	EUR	200,000	248,996
2.00%, 9/17/2027	EUR	200,000	255,868
3.05%, 7/31/2029	GBP	100,000	146,013
Series MTN, 3.70%, 8/28/2022	AUD	150,000	121,007
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	241,753
1.45%, 6/1/2022	EUR	100,000	122,823
1.80%, 9/4/2026	EUR	300,000	359,873
1.88%, 12/4/2020	EUR	200,000	248,602
2.35%, 9/4/2029	EUR	400,000	479,453
2.40%, 3/15/2024	EUR	200,000	255,703
2.45%, 3/15/2035	EUR	300,000	331,891
2.50%, 3/15/2023	EUR	200,000	256,957
2.65%, 12/17/2021	EUR	200,000	257,151
3.15%, 9/4/2036	EUR	300,000	357,335
3.50%, 12/17/2025	EUR	100,000	136,710
3.55%, 12/17/2032	EUR	200,000	261,354
3.55%, 9/14/2037	GBP	100,000	128,434
4.25%, 6/1/2043	GBP	200,000	280,266
4.38%, 9/14/2029	GBP	100,000	148,763
4.88%, 6/1/2044	GBP	200,000	306,631
7.00%, 4/30/2040	GBP	250,000	485,382
Bank of America Corp.:
3 Month USD LIBOR — 0.83%, 0.74%, 2/7/2022	EUR	100,000	119,511
0.75%, 7/26/2023	EUR	300,000	352,285
1.38%, 9/10/2021	EUR	200,000	245,862

3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025	EUR	300,000	360,034
1.63%, 9/14/2022	EUR	300,000	371,433
3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027	EUR	300,000	362,190
1.88%, 1/10/2019	EUR	300,000	363,722
2.30%, 7/25/2025	GBP	100,000	134,164
2.38%, 6/19/2024	EUR	300,000	384,701
2.50%, 7/27/2020	EUR	100,000	126,238
6.13%, 9/15/2021	GBP	100,000	157,168
7.00%, 7/31/2028	GBP	250,000	468,699
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	119,671
1.13%, 3/16/2027	EUR	200,000	234,378
1.30%, 3/15/2024	EUR	150,000	183,017
1.63%, 3/16/2035	EUR	200,000	225,949
Citigroup, Inc.:
0.75%, 10/26/2023	EUR	100,000	117,334
1.38%, 10/27/2021	EUR	300,000	369,449
1.75%, 1/28/2025	EUR	300,000	370,861
2.38%, 5/22/2024	EUR	200,000	257,749
5.00%, 8/2/2019	EUR	450,000	581,718
7.38%, 9/4/2019	EUR	300,000	405,464
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	232,032
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	360,185
1.13%, 3/9/2027	EUR	200,000	237,157
1.63%, 3/9/2035	EUR	300,000	350,938
1.88%, 9/22/2026	EUR	200,000	253,706
FedEx Corp.
1.63%, 1/11/2027	EUR	200,000	238,514
GE Capital European Funding:
0.80%, 1/21/2022	EUR	100,000	120,860
2.25%, 7/20/2020	EUR	150,000	188,628
2.63%, 3/15/2023	EUR	200,000	264,116
2.88%, 6/18/2019	EUR	300,000	373,015
5.38%, 1/23/2020	EUR	300,000	399,520
GE Capital European Funding Unlimited Co. 6.00%, 1/15/2019	EUR	100,000	127,550
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	355,411
0.88%, 5/17/2025	EUR	300,000	353,849
1.25%, 5/26/2023	EUR	200,000	246,197
1.50%, 5/17/2029	EUR	400,000	473,074
1.88%, 5/28/2027	EUR	200,000	251,487
2.13%, 5/17/2037	EUR	400,000	469,009
Goldman Sachs Group, Inc.:
0.75%, 5/10/2019	EUR	300,000	359,370
1.25%, 5/1/2025	EUR	100,000	117,607
1.38%, 7/26/2022	EUR	100,000	122,493
1.38%, 5/15/2024	EUR	300,000	359,821
1.63%, 7/27/2026	EUR	500,000	591,944
2.00%, 7/27/2023	EUR	300,000	375,163
2.13%, 9/30/2024	EUR	200,000	250,343
2.50%, 10/18/2021	EUR	100,000	127,828
2.63%, 8/19/2020	EUR	300,000	380,028
3.00%, 2/12/2031	EUR	300,000	391,889

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

4.25%, 1/29/2026	GBP	100,000	$149,673
5.13%, 10/23/2019	EUR	200,000	261,374
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	200,000	240,084
1.30%, 2/22/2023	EUR	200,000	245,394
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	239,537
0.95%, 5/23/2025	EUR	200,000	236,250
1.25%, 5/26/2023	EUR	100,000	122,787
1.50%, 5/23/2029	EUR	200,000	236,686
1.88%, 11/6/2020	EUR	200,000	249,922
2.75%, 12/21/2020	GBP	200,000	281,959
2.88%, 11/7/2025	EUR	100,000	135,694
Series 001, 1.38%, 11/19/2019	EUR	200,000	243,958
Johnson & Johnson:
0.25%, 1/20/2022	EUR	300,000	356,854
1.65%, 5/20/2035	EUR	200,000	242,397
4.75%, 11/6/2019	EUR	100,000	130,618
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	500,000	582,640
1.38%, 9/16/2021	EUR	300,000	369,235
1.50%, 10/26/2022	EUR	200,000	247,815
1.50%, 1/27/2025	EUR	300,000	367,445
1.50%, 10/29/2026	EUR	200,000	240,932
3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028	EUR	200,000	239,174
1.88%, 11/21/2019	EUR	200,000	246,410
2.63%, 4/23/2021	EUR	200,000	256,282
2.75%, 8/24/2022	EUR	200,000	262,078
2.75%, 2/1/2023	EUR	200,000	262,943
2.88%, 5/24/2028	EUR	200,000	271,797
3.00%, 2/19/2026	EUR	300,000	406,330
3.88%, 9/23/2020	EUR	200,000	263,308
Kraft Heinz Foods Co.
2.25%, 5/25/2028	EUR	200,000	240,133
McDonald’s Corp.
1.00%, 11/15/2023	EUR	200,000	239,654
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	122,820
1.88%, 10/15/2026	EUR	200,000	255,351
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	319,456
3.13%, 12/6/2028	EUR	300,000	429,208
Morgan Stanley:
1.00%, 12/2/2022	EUR	200,000	240,577
1.38%, 10/27/2026	EUR	200,000	232,384
1.75%, 3/11/2024	EUR	300,000	370,350
1.88%, 3/30/2023	EUR	300,000	374,911
1.88%, 4/27/2027	EUR	300,000	361,111
Series GMTN, 1.75%, 1/30/2025 .	EUR	200,000	244,739
Series GMTN, 2.38%, 3/31/2021 .	EUR	200,000	254,005
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	267,925

Series GMTN, 5.38%, 8/10/2020 .	EUR	300,000	408,320
Mylan NV 2.25%, 11/22/2024	EUR	200,000	247,274
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	253,475
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	200,000	236,691
0.25%, 3/6/2022	EUR	200,000	236,895
5.75%, 6/3/2021	EUR	250,000	356,791
6.50%, 6/3/2038	GBP	300,000	640,859
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	200,000	246,347
2.88%, 3/3/2026	EUR	200,000	269,044
Priceline Group, Inc.:
0.80%, 3/10/2022	EUR	100,000	119,423
1.80%, 3/3/2027	EUR	200,000	238,505
2.38%, 9/23/2024	EUR	200,000	254,449
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	245,245
2.00%, 8/16/2022	EUR	100,000	127,862
4.88%, 5/11/2027	EUR	200,000	316,841
Thermo Fisher Scientific, Inc.
0.75%, 9/12/2024	EUR	200,000	231,055
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	242,053
1.00%, 9/10/2021	EUR	200,000	244,442
1.80%, 7/23/2020	EUR	100,000	124,236
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	236,350
Verizon Communications, Inc.:
0.50%, 6/2/2022	EUR	300,000	353,326
0.88%, 4/2/2025	EUR	200,000	229,732
1.38%, 11/2/2028	EUR	200,000	225,854
1.63%, 3/1/2024	EUR	200,000	245,446
2.38%, 2/17/2022	EUR	200,000	255,497
2.63%, 12/1/2031	EUR	300,000	373,540
3.25%, 2/17/2026	EUR	100,000	135,200
4.07%, 6/18/2024	GBP	100,000	149,252
4.75%, 2/17/2034	GBP	200,000	312,591
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	150,000	245,248
5.25%, 9/28/2035	GBP	150,000	280,173
5.63%, 3/27/2034	GBP	200,000	379,971
Wells Fargo & Co.:
1.00%, 2/2/2027	EUR	300,000	342,981
1.13%, 10/29/2021	EUR	200,000	243,932
1.38%, 10/26/2026	EUR	500,000	593,268
1.50%, 9/12/2022	EUR	200,000	247,478
1.63%, 6/2/2025	EUR	200,000	246,112
2.00%, 7/28/2025	GBP	100,000	131,636
2.00%, 4/27/2026	EUR	300,000	376,354
2.13%, 4/22/2022	GBP	200,000	274,436
2.13%, 6/4/2024	EUR	100,000	127,810
2.25%, 9/3/2020	EUR	200,000	251,559
2.25%, 5/2/2023	EUR	400,000	514,476

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
2.63%, 8/16/2022	EUR	250,000	$325,643
4.63%, 11/2/2035	GBP	150,000	249,358

			46,898,193

TOTAL CORPORATE BONDS & NOTES
(Cost $164,714,517)			167,575,280

		Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $12,636)		12,636	12,636

TOTAL INVESTMENTS — 98.9%
(Cost $164,727,153)			167,587,916
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			1,915,328

NET ASSETS — 100.0%			$169,503,244

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

At September 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	JPY	55,450,000	EUR	418,551	10/06/2017	$2,214
Westpac Banking Corp.	EUR	423,849	JPY	55,450,000	10/06/2017	(8,477)
Westpac Banking Corp.	EUR	418,462	JPY	55,450,000	11/06/2017	(2,234)
Westpac Banking Corp.	EUR	150,247	JPY	20,000,000	11/06/2017	6

						$(8,491)

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,541,825	$—	$3,541,825
Belgium	—	4,079,926	—	4,079,926
Canada	—	240,526	—	240,526
Cayman Islands	—	240,861	—	240,861
Denmark	—	866,327	—	866,327
Finland	—	241,582	—	241,582
France	—	24,277,960	—	24,277,960
Germany	—	17,858,218	—	17,858,218

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hong Kong	$—	$477,548	$—	$477,548
India	—	123,393	—	123,393
Ireland	—	237,473	—	237,473
Israel	—	751,592	—	751,592
Italy.	—	9,551,728	—	9,551,728
Japan	—	1,256,661	—	1,256,661
Luxembourg.	—	1,082,378	—	1,082,378
Mexico	—	916,009	—	916,009
Netherlands	—	14,103,793	—	14,103,793
Norway	—	880,268	—	880,268
Portugal	—	387,056	—	387,056
Spain	—	9,018,338	—	9,018,338
Sweden	—	3,501,592	—	3,501,592
Switzerland	—	6,793,057	—	6,793,057
United Kingdom	—	20,248,976	—	20,248,976
United States	—	46,898,193	—	46,898,193
Short-Term Investment	12,636	—	—	12,636

TOTAL INVESTMENTS	$12,636	$167,575,280	$—	$167,587,916

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	2,220	—	2,220

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$12,636	$167,577,500	$—	$167,590,136

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(10,711)	—	(10,711)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(10,711)	$—	$(10,711)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,844	$27,844	$242,141	$257,349	$—	$—	12,636	$12,636	$76

TOTAL		$27,844	$242,141	$257,349	$—	$—		$12,636	$76

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.3%
ARGENTINA — 1.7%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	13,500,000	$825,086
16.00%, 10/17/2023	ARS	13,000,000	772,228
18.20%, 10/3/2021	ARS	24,650,000	1,461,196

			3,058,510

BRAZIL — 12.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2018	BRL	4,600,000	1,358,327
Series LTN, Zero Coupon, 1/1/2019	BRL	7,400,000	2,145,000
Series LTN, Zero Coupon, 7/1/2019	BRL	3,750,000	1,043,458
Series LTN, Zero Coupon, 10/1/2019	BRL	3,575,000	971,106
Series LTN, Zero Coupon, 1/1/2020	BRL	5,800,000	1,540,615
Series LTN, Zero Coupon, 7/1/2021	BRL	3,300,000	755,946
Zero Coupon, 4/1/2019	BRL	6,750,000	1,918,243
Zero Coupon, 7/1/2020	BRL	13,450,000	3,405,661
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	8,400,000	2,754,235
Series NTNF, 10.00%, 1/1/2023	BRL	8,630,000	2,814,002
Series NTNF, 10.00%, 1/1/2025	BRL	4,400,000	1,428,665
Series NTNF, 10.00%, 1/1/2027	BRL	4,500,000	1,451,533
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	112,077
10.25%, 1/10/2028	BRL	500,000	171,931

			21,870,799

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	230,000,000	369,843
4.50%, 6/1/2020	CLP	480,000,000	773,917
6.00%, 3/1/2022	CLP	295,000,000	504,456
6.00%, 3/1/2023	CLP	190,000,000	329,773
Series 10YR, 6.00%, 6/1/2018 .	CLP	30,000,000	47,984
Series 10YR, 6.00%, 2/1/2021 .	CLP	305,000,000	513,074
Chile Government International
Bond 5.50%, 8/5/2020	CLP	159,000,000	263,961

			2,803,008

COLOMBIA — 4.4%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	400,000,000	130,079
7.75%, 4/14/2021	COP	400,000,000	145,076
9.85%, 6/28/2027	COP	115,000,000	49,077
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,920,000,000	1,333,907
Series B, 6.00%, 4/28/2028	COP	2,320,000,000	753,544
Series B, 7.00%, 9/11/2019	COP	1,140,000,000	400,008
Series B, 7.00%, 5/4/2022	COP	5,464,000,000	1,927,068
Series B, 7.00%, 6/30/2032	COP	1,790,000,000	612,113
Series B, 7.50%, 8/26/2026	COP	3,705,000,000	1,341,713
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	741,883
Series B, 11.00%, 7/24/2020	COP	760,000,000	293,723

			7,728,191

CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	4,450,000	202,326
Series 101, Zero Coupon, 2/10/2020	CZK	13,440,000	615,843
Series 8Y, 0.45%, 10/25/2023 .	CZK	2,500,000	113,097
0.95%, 5/15/2030	CZK	10,000,000	425,094
Series 11Y, 1.00%, 6/26/2026 .	CZK	4,800,000	216,769
1.50%, 10/29/2019	CZK	4,350,000	203,964
2.40%, 9/17/2025	CZK	24,650,000	1,249,009
2.50%, 8/25/2028	CZK	6,400,000	324,834
Series 46, 3.75%, 9/12/2020	CZK	24,900,000	1,254,304
3.85%, 9/29/2021	CZK	5,900,000	306,887
4.20%, 12/4/2036	CZK	5,350,000	341,163
4.70%, 9/12/2022	CZK	5,300,000	292,338
4.85%, 11/26/2057	CZK	300,000	22,065
5.00%, 4/11/2019	CZK	11,350,000	556,615
5.70%, 5/25/2024	CZK	1,700,000	103,364

			6,227,672

HUNGARY — 3.3%
Hungary Government Bond:
Series 22/B, 1.75%, 10/26/2022	HUF	185,000,000	722,184
Series 18/C, 2.50%, 6/22/2018	HUF	55,500,000	214,784
Series 24/B, 3.00%, 6/26/2024	HUF	32,000,000	130,066
3.50%, 6/24/2020	HUF	283,900,000	1,173,274
Series 25/B, 5.50%, 6/24/2025	HUF	313,700,000	1,466,186

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Series 23/A, 6.00%, 11/24/2023	HUF	36,000,000	$172,574
6.50%, 6/24/2019	HUF	32,000,000	135,233
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	364,063
Series 22/A, 7.00%, 6/24/2022.	HUF	174,500,000	841,789
Series 20/A, 7.50%, 11/12/2020	HUF	121,200,000	558,399

			5,778,552

INDONESIA — 7.3%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	6,500,000,000	469,027
Series FR64, 6.13%, 5/15/2028	IDR	6,500,000,000	469,971
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	110,036
Series FR65, 6.63%, 5/15/2033	IDR	1,500,000,000	106,898
Series FR61, 7.00%, 5/15/2022	IDR	18,328,000,000	1,408,381
Series FR59, 7.00%, 5/15/2027	IDR	14,600,000,000	1,125,703
Series FR75, 7.50%, 5/15/2038	IDR	8,050,000,000	618,587
Series FR69, 7.88%, 4/15/2019	IDR	6,365,000,000	488,634
Series FR53, 8.25%, 7/15/2021	IDR	11,800,000,000	937,412
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	308,313
Series FR72, 8.25%, 5/15/2036	IDR	11,215,000,000	915,085
Series FR70, 8.38%, 3/15/2024	IDR	8,600,000,000	706,296
Series FR56, 8.38%, 9/15/2026	IDR	15,900,000,000	1,329,230
Series FR68, 8.38%, 3/15/2034	IDR	830,000,000	67,847
Series FR73, 8.75%, 5/15/2031	IDR	19,050,000,000	1,638,535
8.75%, 2/15/2044	IDR	3,850,000,000	324,430
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	523,094
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	91,198
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	116,185
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	31,891
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 5/15/2019	IDR	8,540,000,000	638,572
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	392,702

			12,818,027

ISRAEL — 4.5%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,725,000	490,407
1.00%, 4/30/2021	ILS	3,700,000	1,067,448
1.75%, 8/31/2025	ILS	1,555,000	448,490
Series 0327, 2.00%, 3/31/2027.	ILS	2,040,000	589,353
2.25%, 5/31/2019	ILS	3,405,000	997,706
3.75%, 3/31/2024	ILS	1,655,000	544,011
Series 0347, 3.75%, 3/31/2047.	ILS	350,000	113,518
4.25%, 3/31/2023	ILS	1,850,000	617,309
5.00%, 1/31/2020	ILS	1,450,000	456,055
5.50%, 1/31/2022	ILS	1,510,000	516,541
5.50%, 1/31/2042	ILS	2,025,000	834,989
6.00%, 2/28/2019	ILS	1,450,000	444,446
6.25%, 10/30/2026	ILS	1,820,000	717,503

			7,837,776

MALAYSIA — 7.1%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023.	MYR	1,010,000	235,785
3.49%, 3/31/2020	MYR	1,200,000	285,310
Series 0307, 3.50%, 5/31/2027.	MYR	600,000	135,081
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	236,846
3.65%, 10/31/2019	MYR	1,130,000	269,434
Series 0315, 3.66%, 10/15/2020	MYR	1,400,000	333,949
Series 0513, 3.73%, 6/15/2028.	MYR	240,000	54,405
3.76%, 3/15/2019	MYR	1,115,000	266,427
Series 0116, 3.80%, 8/17/2023.	MYR	300,000	71,162
3.84%, 4/15/2033	MYR	840,000	187,219
Series 0613, 3.89%, 7/31/2020.	MYR	500,000	119,988
Series 0212, 3.89%, 3/15/2027.	MYR	600,000	140,000
Series 0417, 3.90%, 11/16/2027	MYR	3,000,000	707,751
Series 0316, 3.90%, 11/30/2026	MYR	1,085,000	255,488
Series 0115, 3.96%, 9/15/2025.	MYR	1,700,000	401,940
4.05%, 9/30/2021	MYR	500,000	120,441
Series 0412, 4.13%, 4/15/2032.	MYR	800,000	183,094
Series 0111, 4.16%, 7/15/2021.	MYR	2,300,000	556,758
4.18%, 7/15/2024	MYR	200,000	48,181
Series 0411, 4.23%, 6/30/2031.	MYR	3,210,000	747,669
Series 0415, 4.25%, 5/31/2035.	MYR	650,000	150,283
4.38%, 11/29/2019	MYR	4,520,000	1,094,922

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Series 0216, 4.74%, 3/15/2046.	MYR	800,000	$187,006
4.76%, 4/7/2037	MYR	1,130,000	275,072
Series 3/05, 4.84%, 7/15/2025 .	MYR	170,000	42,369
4.94%, 9/30/2043	MYR	300,000	72,020
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020.	MYR	3,550,000	834,815
Series 0312, 3.70%, 9/30/2019.	MYR	400,000	95,094
Series 0215, 3.80%, 8/27/2020.	MYR	2,600,000	619,647
Series 0317, 3.95%, 4/14/2022.	MYR	2,150,000	513,285
Series 0217, 4.05%, 8/15/2024.	MYR	3,200,000	758,151
Series 0316, 4.07%, 9/30/2026.	MYR	3,825,000	897,039
4.19%, 7/15/2022	MYR	2,200,000	527,927
4.26%, 7/26/2027	MYR	350,000	83,817
Series 0116, 4.39%, 7/7/2023	MYR	1,390,000	335,510
4.44%, 5/22/2024	MYR	2,300,000	556,119
Series 0417, 4.90%, 5/8/2047	MYR	500,000	119,235

			12,519,239

MEXICO — 8.1%
Mexican Bonos:
4.75%, 6/14/2018	MXN	5,000,000	271,011
5.00%, 12/11/2019	MXN	14,150,000	751,298
5.75%, 3/5/2026	MXN	26,850,000	1,378,677
6.50%, 6/10/2021	MXN	24,250,000	1,327,115
6.50%, 6/9/2022	MXN	26,650,000	1,454,892
7.75%, 5/29/2031	MXN	14,860,000	867,284
7.75%, 11/23/2034	MXN	7,300,000	426,617
7.75%, 11/13/2042	MXN	15,300,000	892,551
8.00%, 6/11/2020	MXN	29,550,000	1,679,473
8.00%, 12/7/2023	MXN	12,050,000	706,122
Series M, 8.00%, 11/7/2047	MXN	4,000,000	240,345
8.50%, 12/13/2018	MXN	16,100,000	901,291
8.50%, 5/31/2029	MXN	10,750,000	664,722
8.50%, 11/18/2038	MXN	10,750,000	674,223
10.00%, 12/5/2024	MXN	18,300,000	1,193,227
10.00%, 11/20/2036	MXN	10,100,000	718,142

			14,146,990

PERU — 2.7%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	1,680,000	541,540
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	1,595,000	507,455
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	454,735

Series REGS, 6.35%, 8/12/2028	PEN	3,765,000	1,246,915
6.71%, 2/12/2055	PEN	250,000	80,101
Series REGS, 6.85%, 2/12/2042	PEN	1,180,000	389,455
Series REGS, 6.90%, 8/12/2037	PEN	770,000	264,296
Series REGS, 6.95%, 8/12/2031	PEN	1,835,000	633,717
Series REGS, 7.84%, 8/12/2020	PEN	300,000	102,125
Series REGS, 8.20%, 8/12/2026	PEN	1,435,000	542,734

			4,763,073

PHILIPPINES — 4.2%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	753,454
Series 7-57, 3.50%, 3/20/2021	PHP	12,900,000	250,680
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	66,441
3.50%, 9/20/2026	PHP	22,000,000	394,819
Series 1060, 3.63%, 9/9/2025 .	PHP	46,100,000	858,149
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	298,851
Series 7-56, 3.88%, 11/22/2019	PHP	46,460,000	918,737
Series 5-74, 4.00%, 1/26/2022	PHP	9,800,000	193,363
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	32,888
Series R3-8, 4.25%, 4/11/2020	PHP	14,300,000	285,136
Series 2511, 4.63%, 9/9/2040	PHP	20,000,000	358,787
Series 1061, 4.75%, 5/4/2027	PHP	22,000,000	436,095
Series 7-51, 5.00%, 8/18/2018	PHP	5,400,000	108,224
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	165,844
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	141,786
Series 1054, 6.38%, 1/19/2022.	PHP	4,700,000	101,127
Series 2017, 8.00%, 7/19/2031	PHP	55,687,338	1,431,227
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	350,245
Philippine Government
International Bond 6.25%, 1/14/2036	PHP	10,000,000	220,475

			7,366,328

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

POLAND — 4.5%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	1,250,000	$337,649
Zero Coupon, 4/25/2019	PLN	5,324,000	1,424,818
1.50%, 4/25/2020	PLN	2,800,000	758,254
Series 0721, 1.75%, 7/25/2021.	PLN	710,000	190,245
2.00%, 4/25/2021	PLN	5,360,000	1,454,016
Series 0422, 2.25%, 4/25/2022.	PLN	2,450,000	660,648
2.50%, 7/25/2026	PLN	2,300,000	592,997
Series 0727, 2.50%, 7/25/2027.	PLN	3,035,000	772,586
3.25%, 7/25/2025	PLN	3,835,000	1,058,533
5.75%, 9/23/2022	PLN	1,800,000	563,125
5.75%, 4/25/2029	PLN	400,000	134,676

			7,947,547

ROMANIA — 2.7%
Romania Government Bond:
Series 3Y, 1.35%, 2/25/2019	RON	1,000,000	256,040
Series 4Y, 2.25%, 2/26/2020	RON	2,085,000	536,690
Series 3Y, 2.50%, 4/29/2019	RON	2,640,000	686,007
Series 4YR, 3.25%, 1/17/2018 .	RON	10,000	2,587
Series 5Y, 3.25%, 3/22/2021	RON	2,340,000	615,551
Series 7Y, 3.25%, 4/29/2024	RON	500,000	125,542
3.50%, 12/19/2022	RON	925,000	240,341
Series 10Y, 4.75%, 2/24/2025 .	RON	1,590,000	431,459
Series 7Y, 5.75%, 4/29/2020	RON	3,590,000	1,002,962
Series 15YR, 5.80%, 7/26/2027	RON	1,250,000	362,642
Series 10Y, 5.85%, 4/26/2023 .	RON	1,230,000	355,534
Series 10YR, 5.95%, 6/11/2021	RON	610,000	174,875

			4,790,230

RUSSIA — 4.2%
Russian Federal Bond — OFZ:
6.40%, 5/27/2020	RUB	21,600,000	365,745
6.70%, 5/15/2019	RUB	28,000,000	480,890
6.80%, 12/11/2019	RUB	20,400,000	349,828
Series 6211, 7.00%, 1/25/2023.	RUB	19,000,000	322,875
Series 6215, 7.00%, 8/16/2023.	RUB	28,612,000	485,709
Series 6212, 7.05%, 1/19/2028.	RUB	23,700,000	399,711
Series 6222, 7.10%, 10/16/2024	RUB	29,750,000	505,398

Series 6220, 7.40%, 12/7/2022.	RUB	50,050,000	866,609
Series 6217, 7.50%, 8/18/2021.	RUB	42,500,000	739,573
Series 6209, 7.60%, 7/20/2022.	RUB	48,000,000	838,891
7.70%, 3/23/2033	RUB	24,100,000	418,042
Series 6219, 7.75%, 9/16/2026.	RUB	34,950,000	617,548
Series 6207, 8.15%, 2/3/2027	RUB	16,000,000	291,193
Series 6218, 8.50%, 9/17/2031.	RUB	39,800,000	745,418

			7,427,430

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	5,500,000	293,727
6.50%, 2/28/2041	ZAR	9,350,000	490,819
6.75%, 3/31/2021	ZAR	1,250,000	90,474
7.00%, 2/28/2031	ZAR	4,900,000	302,309
7.25%, 1/15/2020	ZAR	11,900,000	880,481
7.75%, 2/28/2023	ZAR	4,850,000	356,894
8.00%, 12/21/2018	ZAR	4,050,000	303,364
8.00%, 1/31/2030	ZAR	17,200,000	1,172,192
8.25%, 3/31/2032	ZAR	9,300,000	629,796
8.50%, 1/31/2037	ZAR	6,300,000	420,062
8.75%, 1/31/2044	ZAR	17,650,000	1,180,006
8.75%, 2/28/2048	ZAR	7,900,000	529,120
8.88%, 2/28/2035	ZAR	3,200,000	223,921
Series 2040, 9.00%, 1/31/2040.	ZAR	8,200,000	564,589
10.50%, 12/21/2026	ZAR	2,800,000	232,710
Series R186, 10.50%, 12/21/2026	ZAR	3,000,000	249,332

			7,919,796

SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	1,720,000,000	1,482,376
Series 2109, 1.38%, 9/10/2021.	KRW	444,800,000	378,507
1.50%, 6/10/2019	KRW	1,985,000,000	1,725,065
Series 2612, 1.50%, 12/10/2026	KRW	1,769,000,000	1,430,894
1.50%, 9/10/2036	KRW	1,243,000,000	942,323
1.75%, 12/10/2018	KRW	800,000,000	699,315
Series 2006, 1.75%, 6/10/2020.	KRW	740,000,000	643,665
Series 2203, 1.88%, 3/10/2022.	KRW	1,710,000,000	1,477,823
Series 2606, 1.88%, 6/10/2026.	KRW	1,109,000,000	932,295
2.00%, 3/10/2020	KRW	1,000,000,000	875,538
Series 2103, 2.00%, 3/10/2021.	KRW	1,163,000,000	1,015,050

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

Series 4603, 2.00%, 3/10/2046.	KRW	770,000,000	$615,835
2.13%, 6/10/2027	KRW	1,645,000,000	1,403,651
2.13%, 3/10/2047	KRW	1,012,000,000	837,029
2.25%, 6/10/2025	KRW	100,000,000	86,929
2.25%, 12/10/2025	KRW	500,000,000	433,512
Series 3709, 2.25%, 9/10/2037.	KRW	500,000,000	429,246
Series 3509, 2.63%, 9/10/2035.	KRW	670,000,000	605,724
2.75%, 9/10/2019	KRW	800,000,000	710,510
Series 2303, 3.00%, 3/10/2023.	KRW	580,000,000	528,309
3.00%, 9/10/2024	KRW	100,000,000	91,270
3.00%, 12/10/2042	KRW	265,000,000	258,175
3.13%, 3/10/2019	KRW	1,230,000,000	1,094,395
3.25%, 9/10/2018	KRW	100,000,000	88,707
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	371,642
3.50%, 3/10/2024	KRW	1,560,000,000	1,466,501
Series 2206, 3.75%, 6/10/2022.	KRW	100,000,000	93,543
3.75%, 12/10/2033	KRW	110,000,000	113,530
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	411,000
Series 2106, 4.25%, 6/10/2021.	KRW	467,000,000	439,196
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	132,608

			21,814,163

THAILAND — 4.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	25,000,000	753,744
2.13%, 12/17/2026	THB	13,900,000	410,106
2.55%, 6/26/2020	THB	26,400,000	812,872
2.88%, 6/17/2046	THB	2,885,000	81,287
3.40%, 6/17/2036	THB	7,250,000	235,279
3.45%, 3/8/2019	THB	200,000	6,167
3.58%, 12/17/2027	THB	4,650,000	153,373
3.63%, 6/16/2023	THB	14,730,000	483,514
3.65%, 12/17/2021	THB	22,300,000	722,728
3.65%, 6/20/2031	THB	28,900,000	958,556
3.78%, 6/25/2032	THB	19,500,000	652,332
3.80%, 6/14/2041	THB	9,750,000	325,381
3.85%, 12/12/2025	THB	16,700,000	561,594
3.88%, 6/13/2019	THB	14,600,000	455,456
4.00%, 6/17/2066	THB	13,000,000	431,941
4.68%, 6/29/2044	THB	8,500,000	323,480
4.85%, 6/17/2061	THB	2,000,000	78,110
4.88%, 6/22/2029	THB	13,985,000	517,831

			7,963,751

TURKEY — 4.5%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,775,000	425,768
7.40%, 2/5/2020	TRY	3,125,000	808,690
8.00%, 3/12/2025	TRY	1,100,000	266,947
8.50%, 7/10/2019	TRY	900,000	241,318

8.50%, 9/14/2022	TRY	900,000	231,197
8.70%, 7/11/2018	TRY	600,000	164,962
8.80%, 11/14/2018	TRY	1,780,000	485,582
8.80%, 9/27/2023	TRY	1,130,000	291,072
9.00%, 7/24/2024	TRY	100,000	25,864
9.20%, 9/22/2021	TRY	2,800,000	743,089
9.40%, 7/8/2020	TRY	1,050,000	282,571
9.50%, 1/12/2022	TRY	375,000	100,681
10.40%, 3/20/2024	TRY	850,000	236,277
10.50%, 1/15/2020	TRY	1,400,000	387,115
10.50%, 8/11/2027	TRY	100,000	28,121
10.60%, 2/11/2026	TRY	3,640,000	1,018,475
10.70%, 2/17/2021	TRY	2,000,000	556,790
11.00%, 3/2/2022	TRY	3,000,000	848,682
11.00%, 2/24/2027	TRY	2,515,000	720,326

			7,863,527

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $172,441,872)			172,644,609

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $418,690)		418,690	418,690

TOTAL INVESTMENTS — 98.5%
(Cost $172,860,562)			173,063,299
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			2,626,075

NET ASSETS — 100.0%			$175,689,374

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.3% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Argentina	$—	$3,058,510	$—	$3,058,510
Brazil	—	21,870,799	—	21,870,799
Chile	—	2,803,008	—	2,803,008
Colombia	—	7,728,191	—	7,728,191
Czech Republic	—	6,227,672	—	6,227,672
Hungary.	—	5,778,552	—	5,778,552
Indonesia	—	12,818,027	—	12,818,027
Israel	—	7,837,776	—	7,837,776
Malaysia	—	12,519,239	—	12,519,239
Mexico	—	14,146,990	—	14,146,990
Peru.	—	4,763,073	—	4,763,073
Philippines	—	7,366,328	—	7,366,328
Poland	—	7,947,547	—	7,947,547
Romania	—	4,790,230	—	4,790,230
Russia	—	7,427,430	—	7,427,430
South Africa	—	7,919,796	—	7,919,796
South Korea	—	21,814,163	—	21,814,163
Thailand	—	7,963,751	—	7,963,751
Turkey	—	7,863,527	—	7,863,527
Short-Term Investment	418,690	—	—	418,690

TOTAL INVESTMENTS	$418,690	$172,644,609	$—	$173,063,299

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,191	$156,191	$24,856,077	$24,593,578	$—	$—	418,690	$418,690	$2,557

TOTAL		$156,191	$24,856,077	$24,593,578	$—	$—		$418,690	$2,557

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$12,340,000	$8,884,800
Lamar Media Corp.:
5.00%, 5/1/2023	7,774,000	8,041,231
5.38%, 1/15/2024	6,829,000	7,187,523
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	13,315,000	13,414,862
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	7,235,000	7,488,225
5.63%, 2/15/2024	7,070,000	7,370,475

		52,387,116

AEROSPACE & DEFENSE — 0.8%
KLX, Inc. 5.88%, 12/1/2022 (a)	18,205,000	19,073,378
TransDigm, Inc.:
5.50%, 10/15/2020	10,093,000	10,269,628
6.00%, 7/15/2022 (b)	17,002,000	17,660,827
6.38%, 6/15/2026	14,428,000	14,788,700
6.50%, 7/15/2024 (b)	18,982,000	19,598,915
6.50%, 5/15/2025	11,475,000	11,805,480
Triumph Group, Inc. 7.75%, 8/15/2025 (a)	8,041,000	8,463,153

		101,660,081

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	10,591,000	9,399,513
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	12,266,000	12,695,310

		22,094,823

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	7,485,000	7,709,550
5.50%, 10/1/2019 (a)	11,910,000	12,475,725

		20,185,275

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	13,135,000	13,660,400
4.88%, 5/15/2026 (a)	13,047,000	13,585,841
Under Armour, Inc. 3.25%, 6/15/2026 (b)	9,503,000	8,836,461

		36,082,702

AUTO MANUFACTURERS — 0.8%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	20,758,000	21,611,154
5.25%, 4/15/2023 (b)	23,249,000	24,818,307
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	6,595,000	6,660,950
4.13%, 12/15/2018 (a)	9,498,000	9,640,470
4.25%, 11/15/2019 (a)	7,954,000	8,172,735
5.63%, 2/1/2023 (a) (b)	6,429,000	6,678,124
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	26,968,000	26,261,438

		103,843,178

AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	13,218,000	13,548,450
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	14,504,000	15,029,770
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (a) (b)	9,924,000	10,122,480
6.50%, 4/1/2027 (a) (b)	7,480,000	7,545,450
6.63%, 10/15/2022 (b)	4,954,000	5,115,005
Delphi Jersey Holdings PLC 5.00%, 10/1/2025 (a)	11,763,000	11,954,737
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	10,600,000	10,939,200
5.00%, 5/31/2026	13,513,000	14,087,303
5.13%, 11/15/2023 (b)	14,647,000	15,325,156
IHO Verwaltungs GmbH:
PIK, 4.13%, 9/15/2021 (a)	7,276,000	7,421,520
PIK, 4.50%, 9/15/2023 (a)	7,393,000	7,531,988
PIK, 4.75%, 9/15/2026 (a)	7,123,000	7,239,105
Tenneco, Inc. 5.00%, 7/15/2026 (b)	7,255,000	7,436,375
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	13,451,000	13,888,158
4.50%, 4/29/2022 (a)	14,730,000	15,485,649
4.75%, 4/29/2025 (a)	22,830,000	24,057,112

		186,727,458

BANKS — 1.9%
CIT Group, Inc.:
3.88%, 2/19/2019	9,299,000	9,467,312
5.00%, 8/15/2022	6,206,000	6,710,237
Deutsche Bank AG:
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	21,489,000	21,392,299
4.50%, 4/1/2025 (b)	20,951,000	21,042,661
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	29,032,000	29,493,609
5.71%, 1/15/2026 (a)	21,113,000	22,257,325
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	30,768,000	32,752,536
6.00%, 12/19/2023	29,433,000	32,638,548
6.10%, 6/10/2023	15,420,000	17,091,836
6.13%, 12/15/2022	34,546,000	38,150,530
UniCredit SpA 5 Year USD Mid-Market Swap Rate + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	14,350,000	15,080,415

		246,077,308

BEVERAGES — 0.2%
Cott Beverages, Inc. 5.38%, 7/1/2022	7,557,000	7,878,928
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	11,544,000	12,020,767

		19,899,695

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	6,501,000	5,590,714

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Concordia International Corp.:
7.00%, 4/15/2023 (a)	$11,886,000	$2,080,050
9.50%, 10/21/2022 (a)	13,294,000	2,293,215

		10,963,979

CHEMICALS — 2.0%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	6,701,000	6,985,793
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	10,592,000	12,869,280
10.00%, 10/15/2025	8,069,000	9,924,870
CF Industries, Inc. 3.45%, 6/1/2023 (b)	10,424,000	10,319,760
Chemours Co. 5.38%, 5/15/2027	8,142,000	8,457,503
Chemours Co.:
6.63%, 5/15/2023	19,558,000	20,780,375
7.00%, 5/15/2025	10,330,000	11,427,562
Consolidated Energy Finance SA:
6.75%, 10/15/2019 (a)	1,936,000	1,970,577
6.88%, 6/15/2025 (a)	7,722,000	8,069,490
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	9,146,000	9,740,490
Hexion, Inc. 10.38%, 2/1/2022 (a) (b)	9,210,000	8,795,550
Huntsman International LLC 4.88%, 11/15/2020	9,666,000	10,234,361
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	8,021,000	8,332,215
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	14,875,000	15,038,625
Olin Corp. 5.13%, 9/15/2027 (b)	7,036,000	7,352,620
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	17,149,000	17,771,509
10.38%, 5/1/2021 (a)	9,575,000	10,436,750
PolyOne Corp. 5.25%, 3/15/2023	9,203,000	9,778,187
PQ Corp. 6.75%, 11/15/2022 (a)	9,079,000	9,828,017
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	8,396,000	8,847,705
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	8,124,000	7,849,815
SPCM SA 4.88%, 9/15/2025 (a)	7,652,000	7,919,820
TPC Group, Inc. 8.75%, 12/15/2020 (a)	12,207,000	11,825,531
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	7,575,000	7,811,719
Tronox Finance LLC 7.50%, 3/15/2022 (a)	8,525,000	8,983,645
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	9,011,000	9,776,935

		261,128,704

COAL — 0.5%
CONSOL Energy, Inc.:
5.88%, 4/15/2022	25,643,000	25,899,430
8.00%, 4/1/2023	7,568,000	8,059,920
Murray Energy Corp. 11.25%, 4/15/2021 (a)	15,445,000	9,141,895

Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	7,410,000	7,669,350
6.38%, 3/31/2025 (a)	6,888,000	7,094,640
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	9,240,000	9,540,300

		67,405,535

COMMERCIAL SERVICES — 4.3%
ADT Corp.:
3.50%, 7/15/2022	4,607,000	4,618,518
4.13%, 6/15/2023	9,379,000	9,531,409
4.88%, 7/15/2032 (a)	9,728,000	9,120,000
6.25%, 10/15/2021	13,941,000	15,492,633
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	8,644,000	7,930,870
APX Group, Inc.:
7.88%, 12/1/2022	13,924,000	15,090,135
8.75%, 12/1/2020	12,651,000	13,046,344
Ashtead Capital, Inc.:
4.13%, 8/15/2025 (a)	9,368,000	9,649,040
4.38%, 8/15/2027 (a)	8,650,000	8,887,875
5.63%, 10/1/2024 (a)	7,508,000	8,071,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	10,646,000	10,871,695
Brand Energy & Infrastructure Services, Inc. 8.50%, 7/15/2025 (a)	11,101,000	12,016,832
CDK Global, Inc. 4.88%, 6/1/2027 (a)	9,110,000	9,360,525
Cenveo Corp. 6.00%, 8/1/2019 (a) (b)	8,530,000	6,781,350
CSVC Acquisition Corp. 7.75%, 6/15/2025 (a)	7,575,000	7,414,410
Gartner, Inc. 5.13%, 4/1/2025 (a)	12,119,000	12,785,545
GW Honos Security Corp. 8.75%, 5/15/2025 (a)	7,403,000	7,900,482
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	10,990,000	11,319,700
Herc Rentals, Inc.:
7.50%, 6/1/2022 (a)	8,732,000	9,398,252
7.75%, 6/1/2024 (a) (b)	8,358,000	9,026,640
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	11,783,000	10,634,158
5.88%, 10/15/2020 (b)	10,238,000	10,161,215
6.25%, 10/15/2022 (b)	7,220,000	6,895,100
7.63%, 6/1/2022 (a) (b)	19,044,000	19,615,320
IHS Markit, Ltd.:
4.75%, 2/15/2025 (a)	11,870,000	12,708,319
5.00%, 11/1/2022 (a)	10,297,000	11,120,760
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	17,409,000	18,215,037
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	7,474,000	6,651,860
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	14,763,000	15,353,520

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Laureate Education, Inc. 8.25%, 5/1/2025 (a)	$12,003,000	$12,933,232
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	8,161,000	8,446,635
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	6,334,000	6,587,360
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	47,153,000	52,038,051
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	7,341,000	7,744,755
Service Corp. International 5.38%, 5/15/2024	13,003,000	13,831,941
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	11,985,000	12,314,587
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	13,124,000	12,434,990
United Rentals North America, Inc.:
4.63%, 7/15/2023	14,637,000	15,278,101
4.63%, 10/15/2025	11,915,000	12,063,937
4.88%, 1/15/2028	22,816,000	22,873,040
5.50%, 7/15/2025	13,449,000	14,407,914
5.50%, 5/15/2027	14,761,000	15,739,654
5.75%, 11/15/2024	13,608,000	14,458,500
5.88%, 9/15/2026	14,193,000	15,434,887

		546,256,228

CONSTRUCTION MATERIALS — 1.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	11,066,000	11,702,295
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	8,969,000	8,430,860
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	7,625,000	8,597,188
Griffon Corp. 5.25%, 3/1/2022 (a) (d)	14,346,000	14,525,325
Masonite International Corp. 5.63%, 3/15/2023 (a)	5,486,000	5,748,231
Ply Gem Industries, Inc. 6.50%, 2/1/2022	6,000,000	6,247,500
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a) (b)	6,706,000	7,078,183
Standard Industries, Inc.:
5.00%, 2/15/2027 (a) (b)	7,336,000	7,666,120
5.13%, 2/15/2021 (a)	7,258,000	7,475,740
5.38%, 11/15/2024 (a)	16,259,000	17,275,187
5.50%, 2/15/2023 (a)	7,388,000	7,812,810
6.00%, 10/15/2025 (a)	16,191,000	17,664,381
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	9,487,000	10,008,785
US Concrete, Inc. 6.38%, 6/1/2024	9,487,000	10,210,384
USG Corp. 4.88%, 6/1/2027 (a)	7,546,000	7,866,705

		148,309,694

DISTRIBUTION & WHOLESALE — 0.9%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	14,473,000	15,128,627

Avantor, Inc.:
6.00%, 10/1/2024 (a) (d)	23,010,000	23,527,725
9.00%, 10/1/2025 (a) (d)	30,835,000	31,491,785
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (a)	10,345,000	10,888,113
HD Supply, Inc. 5.75%, 4/15/2024 (a)	14,581,000	15,601,670
Ingram Micro, Inc. 5.45%, 12/15/2024	7,956,000	8,200,249
LKQ Corp. 4.75%, 5/15/2023	7,999,000	8,259,847

		113,098,016

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	5,821,000	6,017,750
5.00%, 4/1/2023	8,157,000	8,758,579
5.13%, 3/15/2021	7,241,000	7,729,768
5.50%, 2/15/2022	8,795,000	9,630,525
6.25%, 12/1/2019	8,190,000	8,824,725
Ally Financial, Inc.:
3.25%, 11/5/2018	12,452,000	12,562,823
3.50%, 1/27/2019	8,103,000	8,194,159
3.75%, 11/18/2019	11,755,000	11,984,222
4.13%, 3/30/2020	11,398,000	11,725,692
4.13%, 2/13/2022	10,760,000	11,096,250
4.25%, 4/15/2021	8,507,000	8,815,379
4.63%, 3/30/2025 (b)	7,820,000	8,201,616
5.13%, 9/30/2024 (b)	8,956,000	9,683,675
5.75%, 11/20/2025 (b)	16,126,000	17,483,809
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	8,820,000	8,489,250
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	10,003,000	11,003,300
CIT Group, Inc. 5.00%, 8/1/2023	10,473,000	11,323,931
DFC Finance Corp.
PIK, 12.00%, 6/16/2020 (a)	2,344,179	1,405,042
Enova International, Inc. 9.75%, 6/1/2021	3,841,000	4,047,454
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	14,990,000	14,747,162
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	7,362,000	7,881,941
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	18,106,000	18,241,795
5.88%, 2/1/2022	19,215,000	19,815,469
6.00%, 8/1/2020	23,835,000	24,597,720
6.25%, 2/1/2022	10,653,000	11,092,969
(Series WI), 6.75%, 2/1/2024	2,109,000	2,224,995
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a)	10,301,000	10,094,980
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	7,473,000	7,706,905
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	8,350,000	8,600,500

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	$13,857,000	$14,365,552
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	7,988,000	8,152,753
Navient Corp.:
5.00%, 10/26/2020	6,819,000	7,006,523
5.50%, 1/25/2023 (b)	14,632,000	14,814,900
5.88%, 3/25/2021	10,780,000	11,306,064
5.88%, 10/25/2024	7,484,000	7,596,260
6.50%, 6/15/2022	11,003,000	11,670,057
6.63%, 7/26/2021	10,502,000	11,237,140
6.75%, 6/25/2025 (b)	6,934,000	7,203,039
7.25%, 9/25/2023	10,505,000	11,424,188
Series MTN, 4.88%, 6/17/2019	14,012,000	14,449,875
Series MTN, 5.50%, 1/15/2019	17,255,000	17,815,787
Series MTN, 6.13%, 3/25/2024	13,386,000	13,770,847
NFP Corp. 6.88%, 7/15/2025 (a)	7,762,000	7,878,430
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	9,041,000	9,402,640
7.25%, 12/15/2021 (a)	10,275,000	10,698,844
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	18,490,000	19,460,725
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (a)	28,815,000	32,777,062
Springleaf Finance Corp.:
5.25%, 12/15/2019	9,610,000	9,985,751
6.13%, 5/15/2022	14,880,000	15,740,064
7.75%, 10/1/2021	9,093,000	10,275,090
8.25%, 12/15/2020 (b)	14,539,000	16,465,417
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a) (b)	8,349,000	8,432,490
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	10,121,000	9,355,599
Vertiv Intermediate Holding Corp.
PIK, 12.00%, 2/15/2022 (a)	7,745,000	8,693,763
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	7,999,000	8,318,960
Walter Investment Management Corp. 7.88%, 12/15/2021(b)	8,196,000	4,395,105

		624,675,310

ELECTRIC — 2.7%
AES Corp.:
4.88%, 5/15/2023 (b)	10,684,000	11,004,520
5.13%, 9/1/2027	8,325,000	8,512,312
5.50%, 3/15/2024	11,434,000	11,934,809
5.50%, 4/15/2025	8,212,000	8,632,865
6.00%, 5/15/2026	6,387,000	6,866,025
Calpine Corp.:
5.25%, 6/1/2026 (a)	9,647,000	9,634,941
5.38%, 1/15/2023 (b)	19,240,000	18,737,836
5.50%, 2/1/2024	8,819,000	8,408,917
5.75%, 1/15/2025	22,915,000	21,659,258
6.00%, 1/15/2022 (a)	11,050,000	11,436,750
Dynegy, Inc.:
5.88%, 6/1/2023 (b)	8,087,000	8,046,565

6.75%, 11/1/2019	10,712,000	11,100,846
7.38%, 11/1/2022 (b)	27,614,000	28,779,311
7.63%, 11/1/2024 (b)	19,633,000	20,345,678
8.00%, 1/15/2025 (a) (b)	12,072,000	12,510,214
8.13%, 1/30/2026 (a)	12,975,000	13,381,117
Enel SpA 5 year USD Swap + 5.88%, 8.75%, 9/24/2073 (a) (c)	16,954,000	20,477,041
InterGen NV 7.00%, 6/30/2023 (a)	10,494,000	10,257,885
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	8,309,000	8,480,165
4.50%, 9/15/2027 (a)	8,230,000	8,374,025
NRG Energy, Inc.:
6.25%, 7/15/2022	14,142,000	14,849,100
6.25%, 5/1/2024 (b)	8,125,000	8,480,469
6.63%, 3/15/2023	3,724,000	3,840,561
6.63%, 1/15/2027	17,563,000	18,485,057
7.25%, 5/15/2026	17,033,000	18,310,475
NRG Yield Operating LLC 5.38%, 8/15/2024 (b)	7,190,000	7,522,538
Talen Energy Supply LLC 6.50%, 6/1/2025 (b)	9,521,000	7,259,763
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	11,755,000	13,026,009

		350,355,052

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	8,643,000	9,145,374
General Cable Corp. 5.75%, 10/1/2022	8,146,000	8,181,843
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,696,000	6,913,620

		24,240,837

ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 6.38%, 2/1/2023 (a) (e)	13,971,000	14,529,840

ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	15,218,000	15,712,585
5.75%, 10/15/2022	11,746,000	12,295,713
5.88%, 10/15/2024	12,285,000	13,608,094
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	7,226,000	7,831,539

		49,447,931

ENTERTAINMENT — 2.3%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	9,254,000	9,115,190
5.88%, 11/15/2026 (b)	8,670,000	8,529,113
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC 5.38%, 4/15/2027 (a)	7,056,000	7,435,260
Churchill Downs, Inc. 5.38%, 12/15/2021	8,512,000	8,799,706

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Cinemark USA, Inc. 4.88%, 6/1/2023	$10,467,000	$10,571,670
Eldorado Resorts, Inc. 6.00%, 4/1/2025	11,345,000	11,912,250
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	9,424,000	9,577,611
4.88%, 11/1/2020	15,102,000	15,952,243
5.38%, 11/1/2023	7,215,000	7,891,406
5.38%, 4/15/2026	14,771,000	16,137,317
International Game Technology PLC:
5.63%, 2/15/2020 (a)	8,113,000	8,584,568
6.25%, 2/15/2022 (a)	22,254,000	24,601,797
6.50%, 2/15/2025 (a)	16,903,000	19,015,875
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	7,068,000	7,430,235
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	7,728,000	8,211,000
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024	7,526,000	7,704,743
Regal Entertainment Group 5.75%, 3/15/2022	11,378,000	11,747,785
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	32,221,000	34,196,147
10.00%, 12/1/2022	32,873,000	36,406,847
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	14,922,000	15,165,229
5.50%, 4/15/2027 (a)	7,353,000	7,509,251
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	8,330,000	8,715,262

		295,210,505

ENVIRONMENTAL CONTROL — 0.2%
CD&R Waterworks Merger Sub LLC 6.13%, 8/15/2025 (a)	7,685,000	7,887,116
Clean Harbors, Inc. 5.13%, 6/1/2021	11,012,000	11,187,091
GFL Environmental, Inc. 9.88%, 2/1/2021 (a)	7,633,000	8,155,860

		27,230,067

FOOD — 2.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025	18,880,000	16,661,600
6.63%, 6/15/2024 (b)	19,419,000	18,133,462
B&G Foods, Inc.:
4.63%, 6/1/2021	8,855,000	9,021,031
5.25%, 4/1/2025	7,706,000	7,860,120
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	7,731,000	8,436,454
Dean Foods Co. 6.50%, 3/15/2023 (a)	11,619,000	11,793,285
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	12,197,000	7,348,693

Ingles Markets, Inc. 5.75%, 6/15/2023	10,364,000	10,156,720
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	12,550,000	12,397,682
5.88%, 7/15/2024 (a)	12,143,000	12,073,816
7.25%, 6/1/2021 (a)	6,625,000	6,740,938
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	12,195,000	12,774,262
4.88%, 11/1/2026 (a) (b)	12,165,000	12,742,838
Pilgrim’s Pride Corp.:
5.75%, 3/15/2025 (a)	9,247,000	9,547,528
5.88%, 9/30/2027 (a)	7,270,000	7,434,302
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	24,539,000	24,477,652
5.50%, 3/1/2025 (a)	16,626,000	17,269,426
5.75%, 3/1/2027 (a)	21,157,000	21,791,710
6.00%, 12/15/2022 (a)	8,830,000	9,282,979
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	9,764,000	10,460,173
US Foods, Inc. 5.88%, 6/15/2024 (a)	8,163,000	8,581,354

		254,986,025

FOOD SERVICE — 0.2%
Aramark Services, Inc.:
4.75%, 6/1/2026	8,203,000	8,621,353
5.00%, 4/1/2025 (a)	7,966,000	8,473,833
5.13%, 1/15/2024	12,232,000	12,985,491

		30,080,677

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	7,756,000	8,066,240
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	9,234,000	9,118,575

		17,184,815

GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	10,721,000	11,015,827
5.63%, 5/20/2024	8,903,000	9,443,412
5.75%, 5/20/2027	7,586,000	7,756,685
5.88%, 8/20/2026	9,877,000	10,326,404
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	4,563,000	4,232,183
7.50%, 11/1/2023	9,544,000	9,496,280

		52,270,791

HEALTH CARE PRODUCTS — 0.8%
DJO Finco, Inc./DJO Finance LLC/DJO
Finance Corp. 8.13%, 6/15/2021 (a)	15,341,000	14,612,302
Hologic, Inc. 5.25%, 7/15/2022 (a)	13,014,000	13,664,700
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	8,692,000	9,116,170

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	$8,535,000	$7,233,413
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	8,982,000	8,937,090
5.50%, 4/15/2025 (a) (b)	10,755,000	9,679,500
5.63%, 10/15/2023 (a) (b)	11,576,000	10,809,669
5.75%, 8/1/2022 (a) (b)	12,755,000	12,468,012
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	19,869,750	19,522,029

		106,042,885

HEALTH CARE SERVICES — 6.9%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	9,785,000	10,262,019
Centene Corp.:
4.75%, 5/15/2022	14,050,000	14,682,250
4.75%, 1/15/2025	17,260,000	17,885,675
5.63%, 2/15/2021	21,375,000	22,149,844
6.13%, 2/15/2024	14,900,000	16,092,000
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	10,427,000	10,296,663
6.25%, 3/31/2023	46,054,000	45,478,325
6.88%, 2/1/2022 (b)	45,129,000	35,426,265
7.13%, 7/15/2020	4,955,000	4,471,888
8.00%, 11/15/2019	1,688,000	1,645,800
DaVita, Inc.:
5.00%, 5/1/2025	22,168,000	21,890,900
5.13%, 7/15/2024	25,313,000	25,345,907
Eagle Holding Co. II LLC
PIK, 7.63%, 5/15/2022 (a)	8,513,000	8,832,238
Envision Healthcare Corp.:
5.63%, 7/15/2022	15,706,000	16,354,658
5.13%, 7/1/2022 (a)	10,621,000	11,019,287
6.25%, 12/1/2024 (a)	8,149,000	8,709,244
HCA Healthcare, Inc. 6.25%, 2/15/2021	16,660,000	17,972,808
HCA, Inc.:
3.75%, 3/15/2019	21,453,000	21,909,949
4.25%, 10/15/2019	9,482,000	9,813,870
4.50%, 2/15/2027	18,129,000	18,491,580
4.75%, 5/1/2023	19,314,000	20,353,093
5.00%, 3/15/2024	31,972,000	34,069,363
5.25%, 4/15/2025	19,916,000	21,535,171
5.25%, 6/15/2026	22,953,000	24,703,166
5.38%, 2/1/2025	39,514,000	41,710,978
5.88%, 5/1/2023	18,114,000	19,677,238
5.88%, 2/15/2026	21,433,000	23,014,755
HealthSouth Corp. 5.75%, 11/1/2024	1,571,000	1,612,317
Kindred Healthcare, Inc.:
6.38%, 4/15/2022 (b)	7,693,000	6,981,398
8.00%, 1/15/2020	10,786,000	10,600,481
8.75%, 1/15/2023	8,720,000	8,130,528
LifePoint Health, Inc.:
5.50%, 12/1/2021	14,590,000	15,064,175
5.88%, 12/1/2023	8,007,000	8,462,398

MEDNAX, Inc. 5.25%, 12/1/2023 (a)	11,856,000	12,389,520
Molina Healthcare, Inc. 5.38%, 11/15/2022	10,635,000	10,980,637
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	22,398,000	24,077,850
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	12,397,000	13,032,346
Select Medical Corp. 6.38%, 6/1/2021	9,224,000	9,500,720
Tenet Healthcare Corp.:
5.13%, 5/1/2025 (a) (b)	21,018,000	20,755,275
7.00%, 8/1/2025 (a) (b)	7,367,000	6,897,354
4.38%, 10/1/2021	17,883,000	18,129,785
4.50%, 4/1/2021	11,616,000	11,844,835
4.63%, 7/15/2024 (a)	29,071,000	28,809,361
4.75%, 6/1/2020	7,315,000	7,531,524
6.00%, 10/1/2020	26,650,000	28,400,905
6.75%, 6/15/2023 (b)	28,400,000	27,264,000
7.50%, 1/1/2022 (a) (b)	10,900,000	11,540,375
8.13%, 4/1/2022	42,154,000	42,891,695
WellCare Health Plans, Inc. 5.25%, 4/1/2025	18,524,000	19,496,510
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	11,507,000	11,464,424

		879,653,347

HOLDING COMPANIES-DIVERS — 0.5%
HRG Group, Inc.:
7.75%, 1/15/2022	13,315,000	13,930,819
7.88%, 7/15/2019	12,003,000	12,243,060
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	9,792,000	10,073,520
PetSmart, Inc. 7.13%, 3/15/2023 (a)	27,905,000	21,835,662
Stena AB 7.00%, 2/1/2024 (a) (b)	6,552,000	6,273,540

		64,356,601

HOME BUILDERS — 1.0%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	7,879,000	8,696,446
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	7,883,000	8,090,323
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a) (b)	6,491,000	6,783,095
Lennar Corp.:
4.13%, 1/15/2022	12,570,000	12,978,525
4.50%, 6/15/2019	7,761,000	7,979,278
4.50%, 11/15/2019	8,735,000	9,035,266
4.50%, 4/30/2024	11,326,000	11,694,095
4.75%, 4/1/2021	2,777,000	2,910,643
4.75%, 11/15/2022	8,677,000	9,175,927
4.75%, 5/30/2025	4,655,000	4,861,566
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	4,450,000	4,561,250
PulteGroup, Inc.:
4.25%, 3/1/2021	9,129,428	9,518,342

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 1/15/2027	$9,142,000	$9,519,565
5.50%, 3/1/2026	8,571,000	9,345,818
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	7,542,000	7,739,977

		122,890,116

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	10,248,000	10,504,200

HOUSEHOLD PRODUCTS — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	9,166,000	9,555,555
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,701,000	7,780,321
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	7,833,000	6,838,992

		24,174,868

HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	14,256,000	13,899,600
Spectrum Brands, Inc.:
5.75%, 7/15/2025	15,256,000	16,314,385
6.63%, 11/15/2022	7,909,000	8,215,474

		38,429,459

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	8,817,000	9,268,871

INSURANCE — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a) (f)	11,077,000	11,713,927
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	7,760,000	8,010,822
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	7,685,000	8,088,462
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	8,383,000	8,587,336
CNO Financial Group, Inc. 5.25%, 5/30/2025	7,570,000	8,080,975
HUB International, Ltd. 7.88%, 10/1/2021 (a)	17,457,000	18,155,280
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	9,720,000	9,890,100
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	10,248,000	10,862,880

		83,389,782

INTERNET — 1.3%
Netflix, Inc.:
4.38%, 11/15/2026 (a) (b)	14,399,000	14,470,995
5.38%, 2/1/2021	7,506,000	8,087,715
5.50%, 2/15/2022	10,547,000	11,493,066
5.88%, 2/15/2025	12,761,000	13,973,295
Symantec Corp. 5.00%, 4/15/2025 (a)	16,320,000	17,089,641
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	13,505,000	14,787,975

VeriSign, Inc.:
4.63%, 5/1/2023	10,075,000	10,402,437
4.75%, 7/15/2027	7,375,000	7,596,250
5.25%, 4/1/2025	5,900,000	6,364,625
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	24,371,000	25,804,015
6.00%, 4/1/2023	21,753,000	22,977,694
6.38%, 5/15/2025	13,406,000	14,446,708

		167,494,416

IRON/STEEL — 0.8%
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	6,892,000	7,460,590
ArcelorMittal 6.13%, 6/1/2025 (b)	7,270,000	8,342,325
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	9,654,000	10,231,309
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	6,753,000	7,072,417
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a) (b)	15,919,000	15,263,137
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	10,897,000	11,278,395
Steel Dynamics, Inc.:
5.13%, 10/1/2021	10,057,000	10,346,642
5.50%, 10/1/2024	5,043,000	5,396,010
United States Steel Corp.:
6.88%, 8/15/2025	12,346,000	12,639,835
8.38%, 7/1/2021 (a)	14,285,000	15,784,925

		103,815,585

IT SERVICES — 1.5%
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	8,585,000	10,130,300
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	24,132,000	25,227,593
7.13%, 6/15/2024 (a) (b)	24,609,000	27,163,414
EMC Corp.:
2.65%, 6/1/2020	27,748,000	27,401,150
3.38%, 6/1/2023 (b)	15,256,000	14,741,873
NCR Corp.:
4.63%, 2/15/2021	8,473,000	8,631,869
5.00%, 7/15/2022	2,218,000	2,273,450
6.38%, 12/15/2023	10,366,000	11,065,705
Riverbed Technology, Inc.
8.88%, 3/1/2023 (a)	8,786,000	8,390,630
Western Digital Corp.
10.50%, 4/1/2024	50,808,000	59,699,400

		194,725,384

LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022 (a) (b)	8,049,000	7,465,448
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a)	7,551,000	7,834,162
4.75%, 12/15/2021 (a)	10,505,000	10,885,806

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	$8,529,000	$8,763,547
5.38%, 4/15/2023 (a)	5,823,000	6,034,084
Silversea Cruise Finance, Ltd.
7.25%, 2/1/2025 (a)	8,656,000	9,283,560
Viking Cruises, Ltd.
5.88%, 9/15/2027 (a)	7,359,000	7,384,757

		57,651,364

LODGING — 2.4%
Boyd Gaming Corp.:
6.38%, 4/1/2026	11,608,000	12,667,810
6.88%, 5/15/2023	10,236,000	10,965,315
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope: 8.00%, 10/1/2020	14,189,000	14,561,461
11.00%, 10/1/2021	17,144,000	18,241,216
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (b)	9,169,000	9,879,598
CRC Escrow Issuer LLC
5.25%, 10/15/2025 (a)	19,016,000	19,016,000
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,735,000	7,240,125
10.75%, 9/1/2024 (a) (b)	8,360,000	8,845,925
FelCor Lodging L.P. 5.63%, 3/1/2023	6,963,000	7,232,816
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	14,506,000	14,796,120
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	13,055,000	13,446,650
4.88%, 4/1/2027	9,692,000	10,188,715
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/2021 (a)	11,583,000	12,148,250
MGM Resorts International:
4.63%, 9/1/2026	6,721,000	6,813,414
5.25%, 3/31/2020 (b)	7,095,000	7,512,186
6.00%, 3/15/2023	19,703,000	21,722,558
6.63%, 12/15/2021	18,359,000	20,681,414
6.75%, 10/1/2020	15,267,000	16,813,547
Station Casinos LLC
5.00%, 10/1/2025 (a)	8,591,000	8,611,618
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	11,691,000	12,521,768
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,894,000	5,028,585
5.25%, 5/15/2027 (a)	14,670,000	14,907,654
5.50%, 3/1/2025 (a) (b)	26,188,000	27,269,565

		301,112,310

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	17,147,000	18,475,892
Terex Corp. 5.63%, 2/1/2025 (a)	9,139,000	9,613,086

Vertiv Group Corp.
9.25%, 10/15/2024 (a)	11,518,000	12,986,545

		41,075,523

MACHINERY-DIVERSIFIED — 0.3%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	8,575,000	9,507,960
CNH Industrial Capital LLC:
3.88%, 10/15/2021	229,000	235,847
4.38%, 11/6/2020	7,859,000	8,242,519
4.38%, 4/5/2022	6,458,000	6,788,973
4.88%, 4/1/2021	8,100,000	8,626,500
CNH Industrial NV
4.50%, 8/15/2023 (b)	8,070,000	8,546,130

		41,947,929

MEDIA — 10.6%
Altice Financing SA
7.50%, 5/15/2026 (a)	42,620,000	46,668,900
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	16,488,000	17,416,274
5.50%, 5/15/2026 (a)	22,116,000	23,339,015
AMC Networks, Inc.:
4.75%, 12/15/2022	8,637,000	8,888,337
4.75%, 8/1/2025	12,149,000	12,255,911
5.00%, 4/1/2024	15,026,000	15,514,345
Block Communications, Inc.
6.88%, 2/15/2025 (a)	7,149,000	7,756,665
Cablevision Systems Corp.
5.88%, 9/15/2022	4,750,000	4,913,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	22,662,000	22,612,144
5.13%, 2/15/2023	15,053,000	15,504,590
5.13%, 5/1/2023 (a)	17,141,000	17,867,778
5.13%, 5/1/2027 (a)	49,672,000	50,357,474
5.25%, 9/30/2022	10,166,000	10,458,273
5.38%, 5/1/2025 (a)	10,979,000	11,378,636
5.50%, 5/1/2026 (a)	23,232,000	24,075,322
5.75%, 1/15/2024	15,026,000	15,589,475
5.75%, 2/15/2026 (a)	37,963,000	39,883,928
5.88%, 4/1/2024 (a)	25,229,000	26,775,538
5.88%, 5/1/2027 (a)	12,005,000	12,605,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	19,487,000	19,876,740
6.38%, 9/15/2020 (a)	15,535,000	15,865,119
7.75%, 7/15/2025 (a)	9,951,000	10,995,855
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	10,425,000	10,685,625
Series B, 6.50%, 11/15/2022	29,142,000	30,089,115
CSC Holdings LLC:
5.25%, 6/1/2024	11,638,000	11,742,742
5.50%, 4/15/2027 (a)	19,919,000	20,715,760
6.63%, 10/15/2025 (a)	14,949,000	16,369,155
10.88%, 10/15/2025 (a)	23,892,000	29,506,620
DISH DBS Corp.: 5.00%, 3/15/2023	22,835,000	23,305,401

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 5/1/2020	$17,654,000	$18,510,219
5.88%, 11/15/2024	29,953,000	31,414,706
7.75%, 7/1/2026	31,283,000	35,859,703
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	8,586,000	8,650,395
5.88%, 7/15/2026 (a)	10,863,000	11,216,047
iHeartCommunications, Inc.:
9.00%, 12/15/2019	23,176,000	17,497,880
9.00%, 9/15/2022 (b)	14,908,000	10,472,870
10.63%, 3/15/2023	14,647,000	10,362,753
11.25%, 3/1/2021	3,250,000	2,340,000
MHGE Parent LLC/MHGE Parent Finance, Inc. PIK, 8.50%, 8/1/2019 (a) (b)	6,094,000	6,090,191
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/2023 (a)	7,575,000	8,143,125
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024 (a) (b)	13,493,000	13,973,688
Nielsen Finance LLC/Nielsen Finance Co.: 4.50%, 10/1/2020	10,171,000	10,272,710
5.00%, 4/15/2022 (a)	34,861,000	36,126,454
Quebecor Media, Inc. 5.75%, 1/15/2023	11,007,000	11,860,042
SFR Group SA:
6.00%, 5/15/2022 (a)	59,703,000	62,335,902
6.25%, 5/15/2024 (a)	19,530,000	20,604,150
7.38%, 5/1/2026 (a)	78,781,000	85,083,480
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	8,492,000	8,714,915
5.63%, 8/1/2024 (a)	8,570,000	8,784,250
6.13%, 10/1/2022	7,235,000	7,461,094
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (b)	14,080,000	14,417,920
4.63%, 5/15/2023 (a)	7,618,000	7,832,256
5.00%, 8/1/2027 (a)	23,243,000	23,738,076
5.38%, 4/15/2025 (a)	14,220,000	15,002,100
5.38%, 7/15/2026 (a)	15,747,000	16,573,717
6.00%, 7/15/2024 (a)	20,004,000	21,530,305
TEGNA, Inc.:
5.13%, 10/15/2019	8,012,000	8,132,180
5.13%, 7/15/2020	8,280,000	8,497,350
6.38%, 10/15/2023	9,839,000	10,503,133
Time, Inc.
5.75%, 4/15/2022 (a) (b)	10,314,000	10,585,258
Tribune Media Co. 5.88%, 7/15/2022	16,717,000	17,416,021
Unitymedia GmbH
6.13%, 1/15/2025 (a) (b)	13,489,000	14,417,043
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	8,431,000	8,852,550
5.50%, 1/15/2023 (a)	13,320,450	13,753,365
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	19,356,000	19,718,925
5.13%, 2/15/2025 (a)	22,827,000	23,027,878

Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (c)	10,590,000	10,616,475
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	11,095,000	11,164,898
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	9,160,000	9,523,652
5.38%, 6/15/2024 (a)	8,541,000	9,266,985
Virgin Media Finance PLC
6.00%, 10/15/2024 (a)	9,220,000	9,697,596
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	15,092,000	15,733,410
5.50%, 8/15/2026 (a) (b)	10,640,000	11,198,600
Ziggo Bond Finance B.V.
6.00%, 1/15/2027 (a)	8,610,000	8,911,350
Ziggo Secured Finance B.V.
5.50%, 1/15/2027 (a)	29,522,000	30,251,193

		1,349,150,197

METAL FABRICATE & HARDWARE — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	12,924,000	14,022,540
Novelis Corp.:
5.88%, 9/30/2026 (a)	22,983,000	23,385,203
6.25%, 8/15/2024 (a)	17,116,000	17,843,430

		55,251,173

MINING — 1.9%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	10,718,000	11,870,185
7.00%, 9/30/2026 (a)	6,717,000	7,607,003
Aleris International, Inc.
9.50%, 4/1/2021 (a)	11,695,000	12,455,175
Arconic, Inc.
5.13%, 10/1/2024	18,366,000	19,534,078
Constellium NV
6.63%, 3/1/2025 (a) (b)	10,300,000	10,545,140
Eldorado Gold Corp.
6.13%, 12/15/2020 (a)	9,334,000	9,486,144
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	11,422,000	11,551,069
5.13%, 5/15/2024 (a) (b)	11,478,000	11,678,865
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	15,028,000	15,058,056
3.88%, 3/15/2023 (b)	28,145,000	27,652,462
4.00%, 11/14/2021	11,039,000	11,135,591
4.55%, 11/14/2024 (b)	12,609,000	12,678,350
6.50%, 11/15/2020	7,800,000	7,979,400
6.88%, 2/15/2023	10,708,000	11,591,410
Hecla Mining Co. 6.88%, 5/1/2021	3,175,000	3,286,125
Hudbay Minerals, Inc.
7.63%, 1/15/2025 (a)	9,059,000	9,817,691
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/2022 (a)	10,653,000	11,931,360
Kinross Gold Corp.
4.50%, 7/15/2027 (a)	7,283,000	7,346,726

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lundin Mining Corp. 7.50%, 11/1/2020 (a)	$7,792,000	$8,103,680
New Gold, Inc.
6.25%, 11/15/2022 (a)	6,481,000	6,715,936
Teck Resources, Ltd.
8.50%, 6/1/2024 (a)	10,541,000	12,122,150

		240,146,596

MISCELLANEOUS MANUFACTURER — 0.9%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	7,275,000	7,511,437
Bombardier, Inc.:
4.75%, 4/15/2019 (a)	8,998,000	9,160,864
6.00%, 10/15/2022 (a) (b)	17,984,000	17,462,464
6.13%, 1/15/2023 (a)	18,368,000	17,633,280
7.50%, 3/15/2025 (a) (b)	23,197,000	23,197,000
8.75%, 12/1/2021 (a)	20,973,000	22,483,056
Gates Global LLC/Gates Global Co.
6.00%, 7/15/2022 (a)	16,032,000	16,472,880
Koppers, Inc.
6.00%, 2/15/2025 (a) (b)	6,567,000	7,043,108

		120,964,089

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	7,567,000	7,919,622
5.00%, 9/1/2025	8,436,000	8,878,890
5.50%, 12/1/2024	8,079,000	8,998,390

		25,796,902

OIL & GAS — 7.3%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (a)	7,282,000	7,864,560
Antero Resources Corp.:
5.00%, 3/1/2025	8,145,000	8,257,401
5.13%, 12/1/2022 (b)	16,848,000	17,205,178
5.38%, 11/1/2021	15,193,000	15,543,958
5.63%, 6/1/2023	9,877,000	10,296,773
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	21,211,000	22,854,852
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a) (b)	12,111,000	12,565,162
California Resources Corp.
8.00%, 12/15/2022 (a) (b)	34,471,000	22,406,150
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (b)	13,746,000	13,428,467
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	8,733,000	8,863,995
7.50%, 9/15/2020 (b)	3,600,000	3,672,000
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	25,640,000	27,755,300
8.00%, 1/15/2025 (a) (b) (d)	17,573,000	17,740,293
8.00%, 6/15/2027 (a) (b)	19,630,000	19,396,403
Comstock Resources, Inc.
PIK, 10.00%, 3/15/2020	10,409,000	10,409,000

Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	14,057,000	13,529,862
4.50%, 4/15/2023 (b)	23,315,000	23,308,005
CVR Refining LLC/Coffeyville Finance, Inc.
6.50%, 11/1/2022	6,489,000	6,618,780
Denbury Resources, Inc.:
4.63%, 7/15/2023	9,551,000	5,062,030
5.50%, 5/1/2022	12,785,000	7,283,615
9.00%, 5/15/2021 (a)	8,722,000	8,515,289
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025 (b)	6,818,000	7,212,762
Diamondback Energy, Inc.:
4.75%, 11/1/2024	1,274,000	1,301,136
5.38%, 5/31/2025	6,522,000	6,815,490
Eclipse Resources Corp. 8.88%, 7/15/2023	8,639,000	8,811,780
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (a)	6,196,000	6,412,860
Ensco PLC:
4.50%, 10/1/2024 (b)	8,871,000	7,401,962
5.20%, 3/15/2025 (b)	10,061,000	8,464,319
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	8,666,000	5,329,590
8.00%, 11/29/2024 (a) (b)	7,176,000	7,283,640
8.00%, 2/15/2025 (a) (b)	14,853,000	11,567,516
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	7,573,650	7,990,201
Gulfport Energy Corp.:
6.00%, 10/15/2024	9,412,000	9,506,120
6.38%, 5/15/2025	9,195,000	9,286,950
Halcon Resources Corp.
6.75%, 2/15/2025 (a) (b)	13,340,000	13,806,900
Hilcorp Energy I L.P./Hilcorp Finance Co.: 5.00%, 12/1/2024 (a)	7,017,000	6,902,974
5.75%, 10/1/2025 (a)	7,118,000	7,198,433
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	17,431,000	12,506,742
Matador Resources Co. 6.88%, 4/15/2023	8,447,000	8,943,261
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	11,542,000	11,228,058
7.00%, 3/31/2024 (a)	14,751,000	12,629,806
Murphy Oil Corp.:
4.70%, 12/1/2022 (b)	9,043,000	9,043,000
5.75%, 8/15/2025 (b)	8,514,000	8,758,352
6.88%, 8/15/2024	7,190,000	7,666,338
Nabors Industries, Inc. 5.50%, 1/15/2023 (b)	8,619,000	8,462,996
Newfield Exploration Co. 5.38%, 1/1/2026	9,918,000	10,438,695
Noble Holding International, Ltd. 7.75%, 1/15/2024 (b)	15,200,000	13,528,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Northern Oil and Gas, Inc. 8.00%, 6/1/2020	$5,430,000	$3,339,450
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	14,414,000	14,666,245
Pacific Drilling SA 5.38%, 6/1/2020 (a)	10,000,000	3,475,000
Pacific Drilling V, Ltd.
7.25%, 12/1/2017 (a)	4,362,000	1,832,040
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a)	10,345,000	10,577,763
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/2025 (a)	9,850,000	10,071,625
PDC Energy, Inc.
7.75%, 10/15/2022	7,658,000	7,993,420
Puma International Financing SA
6.75%, 2/1/2021 (a)	12,196,000	12,561,880
QEP Resources, Inc.
5.25%, 5/1/2023 (b)	5,600,000	5,446,000
Range Resources Corp.:
4.88%, 5/15/2025 (b)	11,431,000	11,259,535
5.00%, 8/15/2022 (a)	8,635,000	8,624,206
5.00%, 3/15/2023 (a) (b)	11,108,000	11,080,230
Resolute Energy Corp.
8.50%, 5/1/2020	2,398,000	2,439,965
Rice Energy, Inc. 6.25%, 5/1/2022	14,009,000	14,639,405
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	7,616,000	7,482,720
RSP Permian, Inc. 6.63%, 10/1/2022	11,079,000	11,619,655
Sable Permian Resources Land LLC
13.00%, 11/30/2020 (a)	8,236,000	9,553,760
Sable Permian Resources LLC/AEPB Finance Corp.: 7.13%, 11/1/2020 (a) (b)	10,173,000	8,750,815
7.38%, 11/1/2021 (a)	8,648,000	7,458,900
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	17,736,000	15,252,960
7.75%, 6/15/2021 (b)	9,203,000	8,788,865
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a) (d)	10,616,000	10,666,957
8.25%, 5/15/2020 (a)	8,714,000	9,073,017
SM Energy Co.:
5.00%, 1/15/2024	6,617,000	6,219,980
5.63%, 6/1/2025 (b)	8,249,000	7,867,484
6.13%, 11/15/2022 (b)	7,549,000	7,586,745
6.75%, 9/15/2026 (b)	8,014,000	8,024,418
Southwestern Energy Co.:
4.10%, 3/15/2022 (b)	1,884,000	1,815,799
6.70%, 1/23/2025 (b)	14,769,000	14,986,104
7.50%, 4/1/2026	9,531,000	9,912,240
7.75%, 10/1/2027	7,185,000	7,472,400
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	8,927,000	9,194,810
6.25%, 4/15/2021	11,728,000	12,289,771
6.38%, 4/1/2023	12,040,000	12,792,500
Transocean, Inc.:
5.80%, 10/15/2022 (b)	2,900,000	2,849,250
9.00%, 7/15/2023 (a) (b)	19,249,000	20,788,920

Tullow Oil PLC:
6.00%, 11/1/2020 (a)	8,957,000	8,856,234
6.25%, 4/15/2022 (a) (b)	9,801,000	9,531,473
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a) (b)	10,481,000	10,678,043
7.13%, 4/15/2025 (a) (b)	7,712,000	7,789,120
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	15,090,000	15,132,252
5.75%, 3/15/2021 (b)	14,014,000	13,733,720
WildHorse Resource Development Corp. 6.88%, 2/1/2025 (a)	8,261,000	8,242,000
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	9,420,000	9,490,650
7.50%, 8/1/2020	25,000	27,063
8.25%, 8/1/2023	7,674,000	8,604,856

		931,615,199

OIL & GAS SERVICES — 0.8%
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a) (d)	8,992,000	9,070,680
KCA Deutag UK Finance PLC
9.88%, 4/1/2022 (a) (b)	8,070,000	8,392,800
McDermott International, Inc.
8.00%, 5/1/2021 (a)	6,679,000	6,904,416
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (b)	3,395,000	3,373,299
PHI, Inc. 5.25%, 3/15/2019	6,618,000	6,436,005
SESI LLC 7.75%, 9/15/2024 (a) (b)	7,040,000	7,330,400
Transocean Phoenix 2, Ltd.
7.75%, 10/15/2024 (a) (b)	8,980,113	9,676,071
Transocean Proteus, Ltd.
6.25%, 12/1/2024 (a)	8,250,988	8,642,910
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	11,814,000	12,286,560
8.25%, 6/15/2023 (b)	11,863,000	12,252,106
9.88%, 2/15/2024 (a) (b)	11,675,000	12,823,820

		97,189,067

PACKAGING & CONTAINERS — 2.4%
ARD Finance SA PIK, 7.13%, 9/15/2023 (b)	11,277,000	12,097,966
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	11,349,000	11,647,479
4.63%, 5/15/2023 (a)	14,509,000	14,831,100
6.00%, 2/15/2025 (a)	25,090,000	26,532,675
7.25%, 5/15/2024 (a)	24,907,000	27,350,377
Ball Corp.:
4.00%, 11/15/2023	14,438,000	14,780,902
4.38%, 12/15/2020	13,475,000	14,148,750
5.25%, 7/1/2025	14,708,000	16,178,800
Berry Global, Inc.:
5.13%, 7/15/2023	10,868,000	11,371,188
5.50%, 5/15/2022	7,585,000	7,916,844
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	23,292,000	24,340,140
7.25%, 4/15/2025 (a)	20,119,000	20,690,380

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Coveris Holdings SA 7.88%, 11/1/2019 (a)	$8,565,000	$8,436,525
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	13,964,000	14,697,110
Flex Acquisition Co., Inc.
6.88%, 1/15/2025 (a) (b)	11,762,000	12,203,075
Multi-Color Corp.
4.88%, 11/1/2025 (a) (d)	7,105,000	7,183,155
Owens-Brockway Glass Container, Inc.: 5.00%, 1/15/2022 (a)	6,385,000	6,752,138
5.88%, 8/15/2023 (a)	9,051,000	10,023,982
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (a)	23,593,000	24,621,655
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu: 5.75%, 10/15/2020	11,452,000	11,653,555
7.00%, 7/15/2024 (a) (b)	12,393,000	13,229,527

		310,687,323

PHARMACEUTICALS — 2.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	24,667,000	20,350,275
6.00%, 2/1/2025 (a)	18,368,000	14,878,080
Endo Finance LLC 5.75%, 1/15/2022 (a)	10,716,000	9,430,080
Endo Finance LLC/Endo Finco, Inc.
5.38%, 1/15/2023 (a)	12,559,000	10,235,585
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	11,640,000	12,134,700
Valeant Pharmaceuticals International, Inc.: 5.38%, 3/15/2020 (a) (b)	30,257,000	30,220,692
5.50%, 3/1/2023 (a)	16,027,000	14,063,693
5.63%, 12/1/2021 (a) (b)	13,691,000	12,801,085
5.88%, 5/15/2023 (a)	48,874,000	43,194,841
6.13%, 4/15/2025 (a)	48,765,000	42,732,769
6.38%, 10/15/2020 (a) (b)	34,542,000	34,628,355
6.50%, 3/15/2022 (a)	18,180,000	19,225,350
7.00%, 3/15/2024 (a)	29,867,000	31,856,142
7.50%, 7/15/2021 (a)	23,877,000	23,802,384
Vizient, Inc. 10.38%, 3/1/2024 (a)	8,932,000	10,249,470

		329,803,501

PIPELINES — 3.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
5.25%, 1/15/2025	10,509,000	11,244,630
5.50%, 10/15/2019	7,062,000	7,432,755
6.13%, 10/15/2021	12,580,000	12,988,850
6.25%, 10/15/2022	11,970,000	12,733,686
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	9,793,000	10,184,720
Cheniere Corpus Christi Holdings LLC: 5.13%, 6/30/2027 (a)	21,875,000	22,531,250
5.88%, 3/31/2025	22,237,000	23,960,367
7.00%, 6/30/2024	18,873,000	21,515,220
Cheniere Energy Partners L.P.
5.25%, 10/1/2025 (a)	22,703,000	23,213,817
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.: 5.75%, 4/1/2025 (b)	7,369,000	7,534,803
6.25%, 4/1/2023	10,748,000	11,111,282
DCP Midstream Operating L.P.: 3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	9,652,000	9,072,880
3.88%, 3/15/2023 (b)	6,619,000	6,519,715
Energy Transfer Equity L.P.:
5.50%, 6/1/2027 (b)	14,904,000	15,667,830
5.88%, 1/15/2024	16,139,000	17,349,425
Genesis Energy L.P./Genesis Energy Finance Corp.: 6.50%, 10/1/2025	7,112,000	7,040,880
6.75%, 8/1/2022	10,731,000	10,945,620
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	4,013,000	4,207,631
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	10,526,000	10,908,094
4.88%, 8/15/2027 (a)	11,810,000	12,375,699
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	765,000	777,909
NuStar Logistics L.P.
5.63%, 4/28/2027	8,450,000	8,946,860
Rockies Express Pipeline LLC
6.00%, 1/15/2019 (a)	6,693,000	6,927,255
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	7,665,000	7,799,138
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.: 5.50%, 9/15/2024 (a)	10,614,000	10,905,885
5.50%, 1/15/2028 (a)	9,600,000	9,756,480
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	11,807,000	11,928,612
4.25%, 11/15/2023	8,970,000	8,891,961
5.13%, 2/1/2025	6,425,000	6,609,719
5.25%, 5/1/2023	7,718,000	7,910,950
5.38%, 2/1/2027 (b)	7,778,000	8,108,565
6.75%, 3/15/2024	8,054,000	8,700,736
Williams Cos., Inc.:
3.70%, 1/15/2023	13,272,000	13,272,000
4.55%, 6/24/2024	16,999,000	17,593,965

		386,669,189

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

REAL ESTATE — 0.3%
Howard Hughes Corp.
5.38%, 3/15/2025 (a)	$14,555,000	$14,773,325
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	13,606,000	14,048,195
Realogy Group LLC/Realogy Co-Issuer Corp.: 4.88%, 6/1/2023 (a)	7,073,000	7,258,666
5.25%, 12/1/2021 (a)	6,949,000	7,248,676

		43,328,862

REAL ESTATE INVESTMENT TRUSTS — 2.3%
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (a)	7,123,000	7,496,958
Equinix, Inc.:
5.38%, 1/1/2022	7,516,000	7,882,405
5.38%, 4/1/2023	15,123,000	15,740,018
5.38%, 5/15/2027	21,467,000	23,238,027
5.75%, 1/1/2025	8,306,000	8,949,715
5.88%, 1/15/2026	16,854,000	18,519,175
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	20,143,000	20,848,005
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,688,000	5,872,860
4.88%, 9/15/2027 (a)	15,060,000	15,305,478
6.00%, 8/15/2023	9,417,000	9,970,720
iStar, Inc. 5.00%, 7/1/2019	10,600,000	10,719,250
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.: 4.50%, 9/1/2026	6,385,000	6,480,775
5.63%, 5/1/2024	16,702,000	18,108,308
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	18,135,000	18,566,613
5.25%, 8/1/2026 (b)	9,493,000	9,860,854
6.38%, 3/1/2024	7,845,000	8,462,794
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	11,952,000	12,041,640
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	9,603,000	9,651,015
4.88%, 7/15/2022	11,288,000	11,669,534
4.88%, 9/1/2024	17,717,000	18,271,542
Starwood Property Trust, Inc.
5.00%, 12/15/2021	10,680,000	11,127,225
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC
7.13%, 12/15/2024 (a)	8,230,000	6,965,049
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	8,961,800	8,580,924
8.25%, 10/15/2023	17,381,000	15,382,185

		299,711,069

RETAIL — 3.2%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	22,575,000	22,626,922
4.63%, 1/15/2022 (a)	16,763,000	17,140,167

5.00%, 10/15/2025 (a)	20,776,000	21,061,670
6.00%, 4/1/2022 (a)	13,862,000	14,265,384
(Series OCT), 5.00%, 10/15/2025 (a) (d)	11,851,000	12,013,951
Asbury Automotive Group, Inc.
6.00%, 12/15/2024	9,026,000	9,449,094
Dollar Tree, Inc.:
5.25%, 3/1/2020	9,986,000	10,250,629
5.75%, 3/1/2023	39,247,000	41,440,907
Golden Nugget, Inc. 8.75%, 10/1/2025 (a)	10,200,000	10,378,500
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	7,418,000	7,659,085
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	9,010,000	8,199,100
JC Penney Corp., Inc.
5.88%, 7/1/2023 (a) (b)	7,976,000	8,055,760
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC: 4.75%, 6/1/2027 (a)	10,677,000	11,017,329
5.00%, 6/1/2024 (a)	15,662,000	16,504,616
5.25%, 6/1/2026 (a)	16,529,000	17,500,905
L Brands, Inc. 5.63%, 10/15/2023 (b)	7,989,000	8,518,671
Landry’s, Inc. 6.75%, 10/15/2024 (a) (b)	20,172,000	20,399,944
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	8,235,000	7,843,838
Michaels Stores, Inc.
5.88%, 12/15/2020 (a)	6,202,000	6,341,545
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a)	14,506,000	7,543,120
PIK, 8.75%, 10/15/2021 (a) (b)	9,159,000	4,316,179
Penske Automotive Group, Inc.
5.50%, 5/15/2026	7,677,000	7,926,503
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	20,665,000	18,030,212
8.88%, 6/1/2025 (a)	9,920,000	7,886,400
PVH Corp. 4.50%, 12/15/2022	10,706,000	10,920,120
Rite Aid Corp.:
6.13%, 4/1/2023 (a) (b)	25,010,000	24,384,750
6.75%, 6/15/2021 (b)	11,789,000	12,187,468
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	11,381,000	11,665,525
Staples, Inc. 8.50%, 9/15/2025 (a)	15,597,000	15,168,083
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	7,567,000	7,589,701
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	9,572,000	6,365,380
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (b) (g)	2,000,000	1,895,000

		406,546,458

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SEMICONDUCTORS — 1.1%
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	$14,537,000	$15,245,679
5.25%, 1/15/2024 (a)	8,222,000	8,663,932
5.50%, 2/1/2025	7,071,000	7,539,807
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (a)	3,769,000	3,806,690
3.88%, 9/1/2022 (a)	14,578,000	15,197,565
4.13%, 6/15/2020 (a)	3,737,000	3,909,836
4.13%, 6/1/2021 (a)	20,460,839	21,408,176
4.63%, 6/1/2023 (a)	14,460,000	15,490,275
5.75%, 3/15/2023 (a)	8,200,000	8,548,500
Qorvo, Inc. 7.00%, 12/1/2025	7,520,000	8,591,600
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	6,151,000	6,458,550
5.00%, 10/1/2025 (a)	11,083,000	11,710,298
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	10,700,000	11,703,125

		138,274,033

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	7,666,000	7,876,815
5.00%, 11/15/2025 (a)	8,784,000	9,486,720

		17,363,535

SOFTWARE — 3.3%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	26,757,000	27,459,371
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	9,953,000	9,940,559
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	7,536,000	8,124,750
CDK Global, Inc. 5.00%, 10/15/2024	6,629,000	7,113,746
Cengage Learning, Inc.
9.50%, 6/15/2024 (a) (b)	9,451,000	8,269,625
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	15,232,000	15,536,640
First Data Corp.:
5.00%, 1/15/2024 (a)	28,529,000	29,621,661
5.38%, 8/15/2023 (a)	18,860,000	19,708,700
5.75%, 1/15/2024 (a)	33,437,000	35,005,195
7.00%, 12/1/2023 (a)	50,908,000	54,359,563
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	10,491,000	11,854,830
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (a)	11,324,000	11,553,877
Infor US, Inc.:
5.75%, 8/15/2020 (a)	6,706,000	6,899,133
6.50%, 5/15/2022	24,439,000	25,340,188
Informatica LLC 7.13%, 7/15/2023 (a)	9,384,000	9,477,840

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,534,000	8,907,789
MSCI, Inc.:
4.75%, 8/1/2026 (a)	6,598,000	6,944,395
5.25%, 11/15/2024 (a)	12,266,000	13,093,955
5.75%, 8/15/2025 (a)	11,328,000	12,362,246
Nuance Communications, Inc.
5.63%, 12/15/2026 (a)	7,179,000	7,609,740
Open Text Corp.:
5.63%, 1/15/2023 (a)	11,700,000	12,211,875
5.88%, 6/1/2026 (a)	12,645,000	13,846,275
PTC, Inc. 6.00%, 5/15/2024	6,543,000	7,058,261
Quintiles IMS, Inc.
5.00%, 10/15/2026 (a)	14,614,000	15,495,224
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (a) (b)	19,299,000	20,557,295
SS&C Technologies Holdings, Inc.
5.88%, 7/15/2023	9,345,000	9,843,322
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	12,390,000	13,304,382

		421,500,437

STORAGE & WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC: 8.50%, 10/15/2018 (a)	16,124,000	15,398,420
10.75%, 10/15/2019 (a)	10,745,000	8,649,725

		24,048,145

TELECOMMUNICATIONS — 10.1%
Altice Financing SA:
6.50%, 1/15/2022 (a)	12,798,000	13,261,927
6.63%, 2/15/2023 (a)	29,034,000	30,776,040
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	25,638,000	27,560,850
7.75%, 5/15/2022 (a)	38,265,000	40,560,900
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (a)	2,426,916	2,011,307
PIK, 12.00%, 10/1/2023 (a)	3,580,884	707,225
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	10,935,000	11,359,278
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	7,100,000	6,786,890
Series V, 5.63%, 4/1/2020	14,958,000	15,593,715
Series W, 6.75%, 12/1/2023 (b)	12,330,000	12,468,712
Series Y, 7.50%, 4/1/2024 (b)	15,200,000	15,735,040
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a) (b)	10,656,000	10,442,880
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	12,579,000	12,645,669
6.00%, 6/15/2025 (a)	22,509,000	24,113,892
CommScope, Inc.:
5.00%, 6/15/2021 (a)	8,235,000	8,440,875
5.50%, 6/15/2024 (a)	10,365,000	10,883,250
Consolidated Communications, Inc.
6.50%, 10/1/2022	7,831,000	7,581,387

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CSC Holdings LLC
10.13%, 1/15/2023 (a)	$25,042,000	$28,893,460
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	11,216,000	9,221,795
6.88%, 1/15/2025 (b)	11,716,000	8,581,970
7.13%, 1/15/2023	2,796,000	2,135,585
7.63%, 4/15/2024	11,154,000	8,491,540
10.50%, 9/15/2022	31,446,000	27,279,405
11.00%, 9/15/2025	52,225,000	44,391,250
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a)	10,084,000	11,495,760
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	8,825,000	9,376,562
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	11,241,000	11,690,640
6.63%, 8/1/2026	13,322,000	14,262,866
Inmarsat Finance PLC
4.88%, 5/15/2022 (a)	14,177,000	14,478,261
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	28,682,000	24,379,700
8.00%, 2/15/2024 (a)	19,437,000	20,894,775
9.50%, 9/30/2022 (a)	2,156,000	2,554,860
9.75%, 7/15/2025 (a)	22,322,000	22,656,830
Intelsat Luxembourg SA:
7.75%, 6/1/2021	28,555,000	18,417,975
8.13%, 6/1/2023 (b)	14,745,000	9,234,793
Koninklijke KPN NV 10 Year USD Swap Rate + 5.33%, 7.00%, 3/28/2073 (a) (b) (c)	8,367,000	9,411,202
Level 3 Communications, Inc. 5.75%, 12/1/2022	8,518,000	8,752,245
Level 3 Financing, Inc.:
5.13%, 5/1/2023	10,090,000	10,247,404
5.25%, 3/15/2026	11,190,000	11,451,846
5.38%, 8/15/2022	14,537,000	14,970,203
5.38%, 1/15/2024	13,595,000	13,951,869
5.38%, 5/1/2025	12,503,000	12,878,090
5.63%, 2/1/2023	7,677,000	7,897,714
6.13%, 1/15/2021	11,427,000	11,726,959
Millicom International Cellular SA:
5.13%, 1/15/2028 (a) (b)	4,390,000	4,438,290
6.00%, 3/15/2025 (a) (b)	7,421,000	7,940,470
Nokia Oyj:
3.38%, 6/12/2022	7,067,000	7,128,836
4.38%, 6/12/2027	8,733,000	8,994,990
Plantronics, Inc. 5.50%, 5/31/2023 (a)	8,491,000	8,809,412
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	10,299,000	11,071,425
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	36,253,000	37,402,220
Sprint Communications, Inc. 6.00%, 11/15/2022	33,809,000	36,219,582
Sprint Corp.:
7.13%, 6/15/2024	37,207,000	41,857,875
7.25%, 9/15/2021	33,664,000	37,410,803
7.63%, 2/15/2025 (b)	22,141,000	25,364,730
7.88%, 9/15/2023	63,793,000	73,999,880
T-Mobile USA, Inc.:
4.00%, 4/15/2022	7,233,000	7,489,772
5.13%, 4/15/2025 (b)	8,035,000	8,386,933
5.38%, 4/15/2027	6,553,000	7,064,953
6.00%, 3/1/2023	19,710,000	20,744,775
6.00%, 4/15/2024	16,379,000	17,423,980
6.13%, 1/15/2022	10,554,000	10,976,160
6.38%, 3/1/2025	24,554,000	26,437,292
6.50%, 1/15/2024	16,223,000	17,285,606
6.50%, 1/15/2026	30,176,000	33,308,269
6.63%, 4/1/2023	29,292,000	30,683,370
6.84%, 4/28/2023	5,452,000	5,751,860
Telecom Italia SpA 5.30%, 5/30/2024 (a)	22,281,000	24,174,885
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	7,904,000	8,931,520
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	17,786,000	18,497,440
ViaSat, Inc. 5.63%, 9/15/2025 (a)	10,082,000	10,148,541
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	7,125,000	7,436,719
West Corp. 5.38%, 7/15/2022 (a)	14,501,000	14,646,010
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	28,218,000	28,525,576
6.50%, 4/30/2020 (a)	6,609,000	6,840,976
7.38%, 4/23/2021 (a)	38,993,000	40,474,734
Windstream Services LLC 6.38%, 8/1/2023 (b)	9,630,000	6,813,225

		1,293,336,505

TEXTILES — 0.1%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	9,583,000	9,870,490
Springs Industries, Inc. 6.25%, 6/1/2021	6,723,000	6,933,094

		16,803,584

TRANSPORTATION — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	10,012,000	8,284,930
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	9,334,000	7,666,014
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,832,000	8,184,440
6.50%, 6/15/2022 (a) (b)	22,432,000	23,609,680

		47,745,064

TRUCKING & LEASING — 0.5%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	5,632,000	6,160,282
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	14,579,000	14,558,589

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/15/2022 (a)	$26,654,000	$27,720,160
5.50%, 2/15/2024 (a)	17,992,000	18,891,600

		67,330,631

TOTAL CORPORATE BONDS & NOTES
(Cost $12,661,328,700)		12,546,125,841

	Shares
COMMON STOCK — 0.0%(h)
OIL, GAS & CONSUMABLE FUELS — 0.0%(h)
Amplify Energy Corp. (f)
(Cost $2,538,904)	169,843	1,740,891

WARRANTS — 0.0% (h)
OIL, GAS & CONSUMABLE FUELS — 0.0%(h)
Comstock Resources, Inc.
(expiring 9/2/18) (f) (Cost $0)	33,760	204,923

SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (i) (j)	152,514,379	152,514,379
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	711,365,350	711,365,350

TOTAL SHORT-TERM INVESTMENTS (Cost $863,879,729)		863,879,729

TOTAL INVESTMENTS — 105.0%
(Cost $13,527,747,333)		13,411,951,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(636,068,409)

NET ASSETS — 100.0%		$12,775,882,975

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 52.0% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(d)	When-issued security.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Amount is less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2017.
(k)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$52,387,116	$—	$52,387,116
Aerospace & Defense	—	101,660,081	—	101,660,081
Agriculture	—	22,094,823	—	22,094,823
Airlines	—	20,185,275	—	20,185,275
Apparel	—	36,082,702	—	36,082,702
Auto Manufacturers	—	103,843,178	—	103,843,178
Auto Parts & Equipment	—	186,727,458	—	186,727,458
Banks	—	246,077,308	—	246,077,308
Beverages	—	19,899,695	—	19,899,695
Biotechnology	—	10,963,979	—	10,963,979
Chemicals	—	261,128,704	—	261,128,704
Coal	—	67,405,535	—	67,405,535
Commercial Services	—	546,256,228	—	546,256,228

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction Materials	$—	$148,309,694	$—	$148,309,694
Distribution & Wholesale	—	113,098,016	—	113,098,016
Diversified Financial Services	—	624,675,310	—	624,675,310
Electric	—	350,355,052	—	350,355,052
Electrical Components & Equipment	—	24,240,837	—	24,240,837
Energy-Alternate Sources	—	14,529,840	—	14,529,840
Engineering & Construction	—	49,447,931	—	49,447,931
Entertainment	—	295,210,505	—	295,210,505
Environmental Control	—	27,230,067	—	27,230,067
Food	—	254,986,025	—	254,986,025
Food Service	—	30,080,677	—	30,080,677
Forest Products & Paper	—	17,184,815	—	17,184,815
Gas	—	52,270,791	—	52,270,791
Health Care Products	—	106,042,885	—	106,042,885
Health Care Services	—	879,653,347	—	879,653,347
Holding Companies-Divers	—	64,356,601	—	64,356,601
Home Builders	—	122,890,116	—	122,890,116
Home Furnishings	—	10,504,200	—	10,504,200
Household Products	—	24,174,868	—	24,174,868
Household Products & Wares	—	38,429,459	—	38,429,459
Housewares	—	9,268,871	—	9,268,871
Insurance.	—	83,389,782	—	83,389,782
Internet	—	167,494,416	—	167,494,416
Iron/Steel.	—	103,815,585	—	103,815,585
IT Services	—	194,725,384	—	194,725,384
Leisure Time	—	57,651,364	—	57,651,364
Lodging.	—	301,112,310	—	301,112,310
Machinery, Construction & Mining	—	41,075,523	—	41,075,523
Machinery-Diversified	—	41,947,929	—	41,947,929
Media	—	1,349,150,197	—	1,349,150,197
Metal Fabricate & Hardware	—	55,251,173	—	55,251,173
Mining	—	240,146,596	—	240,146,596
Miscellaneous Manufacturer	—	120,964,089	—	120,964,089
Office & Business Equipment	—	25,796,902	—	25,796,902
Oil & Gas	—	931,615,199	—	931,615,199
Oil & Gas Services.	—	97,189,067	—	97,189,067
Packaging & Containers	—	310,687,323	—	310,687,323
Pharmaceuticals	—	329,803,501	—	329,803,501
Pipelines	—	386,669,189	—	386,669,189
Real Estate	—	43,328,862	—	43,328,862
Real Estate Investment Trusts	—	299,711,069	—	299,711,069
Retail	—	406,546,458	—	406,546,458
Semiconductors	—	138,274,033	—	138,274,033
Shipbuilding	—	17,363,535	—	17,363,535
Software	—	421,500,437	—	421,500,437
Storage & Warehousing	—	24,048,145	—	24,048,145
Telecommunications	—	1,293,336,505	—	1,293,336,505
Textiles	—	16,803,584	—	16,803,584
Transportation	—	47,745,064	—	47,745,064
Trucking & Leasing	—	67,330,631	—	67,330,631
Common Stock
Oil, Gas & Consumable Fuels	1,740,891	—	—	1,740,891
Warrants
Oil, Gas & Consumable Fuels	—	204,923	—	204,923
Short-Term Investments	863,879,729	—	—	863,879,729

TOTAL INVESTMENTS	$865,620,620	$12,546,330,764	$—	$13,411,951,384

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street
Institutional U.S. Government Money Market Fund, Class G Shares	73,034,959	$73,034,959	$531,998,448	$452,519,028	$—	$—	152,514,379	$152,514,379	$245,671
State Street Navigator Securities Lending Government Money Market Portfolio	440,561,010	440,561,010	687,074,826	416,270,486	—	—	711,365,350	711,365,350	2,029,196

TOTAL		$513,595,969	$1,219,073,274	$868,789,514	$—	$—		$863,879,729	$2,274,867

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 96.5%
ADVERTISING — 0.3%
Affinion Group, Inc. PIK, 12.50%, 11/10/2022 (a)	$3,613,080	$3,116,281
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	4,186,000	4,390,277
Lamar Media Corp. 5.88%, 2/1/2022	552,000	568,560
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK, 6.00%, 7/1/2024 (b) (c)	1,320,000	1,293,600
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	5,562,000	5,756,670

		15,125,388

AEROSPACE & DEFENSE — 0.7%
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	4,697,000	4,808,554
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	5,334,000	5,667,375
TransDigm, Inc.:
5.50%, 10/15/2020	5,103,000	5,192,302
6.00%, 7/15/2022 (d)	10,495,000	10,901,681
6.50%, 7/15/2024 (d)	1,350,000	1,393,875
Triumph Group, Inc. 4.88%, 4/1/2021	2,886,000	2,836,938

		30,800,725

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (d)	6,883,900	6,109,461
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	1,520,000	1,520,757

		7,630,218

AIRLINES — 1.0%
Air Canada 7.75%, 4/15/2021 (a)	4,040,000	4,595,500
Allegiant Travel Co. 5.50%, 7/15/2019	2,590,000	2,674,175
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	4,681,000	4,821,430
5.50%, 10/1/2019 (a)	8,006,000	8,386,285
6.13%, 6/1/2018	5,006,000	5,124,642
Continental Airlines Pass Thru Certificate Series 2012-3, Class C, 6.13%, 4/29/2018	7,370,000	7,517,400
United Continental Holdings, Inc. 4.25%, 10/1/2022	4,100,000	4,125,830
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	4,025,000	4,186,000
8.50%, 11/15/2019 (a)	2,780,000	2,941,518

		44,372,780

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	4,150,000	744,406
William Carter Co. 5.25%, 8/15/2021	3,451,000	3,543,746

		4,288,152

AUTO MANUFACTURERS — 1.0%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	1,250,000	1,340,500
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (d)	10,770,000	11,212,647
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	2,395,000	2,418,950
4.13%, 12/15/2018 (a)	8,022,000	8,142,330
4.25%, 11/15/2019 (a)	5,339,000	5,485,823
Mclaren Finance PLC 5.75%, 8/1/2022 (a)	950,000	977,360
Navistar International Corp. 8.25%, 11/1/2021	14,403,000	14,448,009

		44,025,619

AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021 (d)	4,470,000	4,598,513
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (a)	3,780,000	3,855,600
Titan International, Inc. 6.88%, 10/1/2020	4,328,000	4,460,004
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	8,424,000	8,697,780
4.50%, 4/29/2022 (a)	9,274,000	9,749,756

		31,361,653

BANKS — 0.8%
CIT Group, Inc.:
3.88%, 2/19/2019	10,684,000	10,877,380
5.00%, 8/15/2022	7,635,000	8,255,344
5.38%, 5/15/2020	5,289,000	5,679,328
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	3,539,000	3,600,933
Synchrony Bank 3.00%, 6/15/2022	690,000	689,395
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a)	5,625,000	5,639,062

		34,741,442

BEVERAGES — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022 (a) (d)	4,150,000	3,849,125
Constellation Brands, Inc. 2.70%, 5/9/2022	996,000	997,722
Cott Beverages, Inc. 5.38%, 7/1/2022	822,000	857,017
DS Services of America, Inc. 10.00%, 9/1/2021 (a)	1,745,000	1,842,066

		7,545,930

BIOTECHNOLOGY — 0.1%
Concordia International Corp. 9.00%, 4/1/2022 (a) (d)	3,122,000	2,427,355
Sterigenics-Nordion Topco LLC PIK, 8.13%, 11/1/2021 (a)	3,100,000	3,158,280

		5,585,635

CHEMICALS — 2.5%
Ashland LLC 4.75%, 8/15/2022	8,315,000	8,813,900

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CF Industries, Inc.:
6.88%, 5/1/2018	$8,290,000	$8,528,338
7.13%, 5/1/2020	3,616,000	4,009,421
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	6,997,000	7,121,967
Hexion, Inc.:
6.63%, 4/15/2020	12,980,000	11,588,544
10.38%, 2/1/2022 (a) (d)	6,158,000	5,880,890
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	5,650,000	3,757,250
Huntsman International LLC 4.88%, 11/15/2020	6,943,000	7,351,248
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	12,130,000	12,263,430
Perstorp Holding AB:
8.50%, 6/30/2021 (a) (d)	2,000,000	2,130,000
11.00%, 9/30/2021 (a) (d)	1,895,000	2,028,834
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (d)	9,431,000	9,773,345
10.38%, 5/1/2021 (a)	5,611,000	6,115,990
Rain CII Carbon LLC/CII Carbon Corp. 8.25%, 1/15/2021 (a)	1,660,000	1,722,250
TPC Group, Inc. 8.75%, 12/15/2020 (a)	7,294,000	7,066,063
Tronox Finance LLC 7.50%, 3/15/2022 (a)	4,865,000	5,126,737
Tronox Finance PLC 5.75%, 10/1/2025 (a)	2,000,000	2,047,600
Westlake Chemical Corp. 4.63%, 2/15/2021	1,145,000	1,182,731
WR Grace & Co-Conn 5.13%, 10/1/2021 (a) (d)	5,704,000	6,188,840

		112,697,378

COAL — 0.7%
CONSOL Energy, Inc. 5.88%, 4/15/2022	16,128,000	16,289,280
Murray Energy Corp. 11.25%, 4/15/2021 (a) (d)	9,685,000	5,732,552
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	2,535,000	2,623,725
6.38%, 3/31/2025 (a) (d)	1,610,000	1,658,300
Westmoreland Coal Co. 8.75%, 1/1/2022 (a) (d)	4,231,000	3,041,031

		29,344,888

COMMERCIAL SERVICES — 2.6%
ADT Corp.:
3.50%, 7/15/2022	7,947,000	7,966,867
6.25%, 10/15/2021	10,337,000	11,487,508
APX Group, Inc.:
6.38%, 12/1/2019	2,693,000	2,750,226
8.75%, 12/1/2020	6,862,000	7,076,437
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	1,715,000	1,799,035
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.13%, 6/1/2022 (a) (d)	3,425,000	3,472,094
Cenveo Corp. 6.00%, 8/1/2019 (a)	6,109,000	4,856,655

Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (a)	2,850,000	3,010,313
Emeco Pty, Ltd. (Series B), 9.25%, 3/31/2022	2,239,150	2,262,941
Graham Holdings Co. 7.25%, 2/1/2019	3,466,000	3,673,960
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	7,059,000	7,270,770
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	5,766,000	6,205,946
Hertz Corp.:
5.88%, 10/15/2020 (d)	8,818,000	8,751,865
6.75%, 4/15/2019 (d)	3,888,000	3,892,860
7.38%, 1/15/2021 (d)	1,650,000	1,654,125
7.63%, 6/1/2022 (a) (d)	10,195,000	10,500,850
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	4,675,000	4,160,750
Monitronics International, Inc. 9.13%, 4/1/2020 (d)	6,888,000	6,139,274
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (d)	2,792,000	3,011,870
7.88%, 3/15/2021 (d)	6,747,000	7,118,085
Service Corp. International/US 5.38%, 1/15/2022	3,966,000	4,075,065
Syniverse Foreign Holdings Corp. 9.13%, 1/15/2022 (a)	3,721,000	3,786,118

		114,923,614

CONSTRUCTION MATERIALS — 0.5%
Griffon Corp. 5.25%, 3/1/2022 (a)	10,421,000	10,551,263
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	3,000,000	3,270,000
Ply Gem Industries, Inc. 6.50%, 2/1/2022	2,617,000	2,724,951
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	4,739,000	4,881,170

		21,427,384

DISTRIBUTION & WHOLESALE — 0.2%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	9,284,000	9,704,565
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	1,060,000	1,073,250

		10,777,815

DIVERSIFIED FINANCIAL SERVICES — 9.1%
Air Lease Corp. 2.63%, 7/1/2022 (d)	1,280,000	1,267,517
Aircastle, Ltd.:
4.13%, 5/1/2024 (d)	377,000	389,743
4.63%, 12/15/2018	4,554,000	4,667,850
5.00%, 4/1/2023	2,528,000	2,714,440
5.13%, 3/15/2021	3,537,000	3,775,748
5.50%, 2/15/2022	2,320,000	2,540,400
6.25%, 12/1/2019	4,067,000	4,382,193
Alliance Data Systems Corp.:
5.25%, 12/1/2017 (a)	2,343,000	2,351,786
5.38%, 8/1/2022 (a)	9,200,000	9,476,000
5.88%, 11/1/2021 (a)	3,176,000	3,299,229

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Ally Financial, Inc.:
3.25%, 2/13/2018	$5,205,000	$5,242,996
3.25%, 11/5/2018	5,836,000	5,887,940
3.50%, 1/27/2019	4,898,000	4,953,103
3.60%, 5/21/2018	6,602,000	6,635,010
3.75%, 11/18/2019	6,068,000	6,186,326
4.13%, 3/30/2020	8,052,000	8,283,495
4.13%, 2/13/2022	6,650,000	6,857,812
4.25%, 4/15/2021	7,846,000	8,130,417
4.63%, 5/19/2022	600,000	629,250
4.75%, 9/10/2018	8,734,000	8,927,021
6.25%, 12/1/2017	8,663,000	8,691,588
7.50%, 9/15/2020	4,273,000	4,817,808
8.00%, 12/31/2018	4,711,000	5,028,992
8.00%, 3/15/2020	8,799,000	9,904,154
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)	1,404,000	1,224,990
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (a)	3,336,375	1,999,740
Enova International, Inc. 9.75%, 6/1/2021	636,000	670,185
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	1,800,000	1,770,840
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	6,101,000	6,531,883
Fly Leasing, Ltd. 6.75%, 12/15/2020 (d)	3,555,000	3,706,088
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	10,415,000	10,493,112
5.88%, 2/1/2022	11,475,000	11,833,594
6.00%, 8/1/2020	17,644,000	18,208,608
6.25%, 2/1/2022	7,083,000	7,375,528
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (d)	7,702,000	7,547,960
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	2,962,000	2,976,810
7.38%, 4/1/2020 (a)	5,780,000	5,960,914
7.50%, 4/15/2021 (a)	3,550,000	3,674,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	2,785,000	2,868,550
5.25%, 10/1/2025 (a)	3,750,000	3,725,625
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	4,635,000	4,889,925
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	5,311,000	5,311,000
6.50%, 7/1/2021	5,321,162	5,430,911
7.88%, 10/1/2020	3,625,000	3,706,563
Navient Corp.:
5.00%, 10/26/2020	4,824,000	4,956,660
5.88%, 3/25/2021	3,931,000	4,122,833
6.50%, 6/15/2022	9,925,000	10,526,703
6.63%, 7/26/2021	6,965,000	7,452,550
Series MTN, 4.88%, 6/17/2019	4,259,000	4,392,094

Series MTN, 5.50%, 1/15/2019	14,359,000	14,825,667
Series MTN, 7.25%, 1/25/2022	4,696,000	5,136,250
Series MTN, 8.00%, 3/25/2020	14,763,000	16,258,492
Series MTN, 8.45%, 6/15/2018	14,388,000	14,947,693
NewStar Financial, Inc. 7.25%, 5/1/2020	3,603,000	3,702,083
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	2,800,000	2,750,048
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	8,006,000	8,326,240
7.25%, 12/15/2021 (a)	6,980,000	7,267,925
Springleaf Finance Corp.:
5.25%, 12/15/2019	6,650,000	6,910,015
6.13%, 5/15/2022 (d)	7,956,000	8,415,857
7.75%, 10/1/2021	7,522,000	8,499,860
8.25%, 12/15/2020	5,236,000	5,929,770
Series MTN, 6.90%, 12/15/2017	11,771,000	11,815,141
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	7,171,000	6,628,693
Transworld Systems, Inc. 9.50%, 8/15/2021 (a)	3,365,000	2,183,044
Vertiv Intermediate Holding Corp. PIK, 12.00%, 2/15/2022 (a)	4,845,000	5,438,512
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	4,885,000	5,080,400
Walter Investment Management Corp. 7.88%, 12/15/2021 (d)	4,369,000	2,342,876

		402,857,300

ELECTRIC — 1.5%
AES Corp.:
7.38%, 7/1/2021	6,185,000	7,066,981
8.00%, 6/1/2020	1,769,000	2,032,139
Calpine Corp. 6.00%, 1/15/2022 (a)	8,034,000	8,315,190
DPL, Inc. 7.25%, 10/15/2021	4,927,000	5,370,430
Dynegy, Inc.:
6.75%, 11/1/2019	6,384,000	6,615,739
7.38%, 11/1/2022 (d)	3,213,000	3,348,589
Fortis, Inc. Series WI, 2.10%, 10/4/2021	753,000	736,822
GenOn Americas Generation LLC 8.50%, 10/1/2021 (e)	3,357,000	3,080,047
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	3,744,000	3,799,963
3.70%, 9/1/2024 (a)	750,000	756,520
NRG Energy, Inc.:
6.25%, 7/15/2022	4,864,000	5,107,200
7.63%, 1/15/2018	563,000	571,377
Talen Energy Supply LLC:
4.60%, 12/15/2021 (d)	7,440,000	6,114,936
4.63%, 7/15/2019 (a) (d)	1,367,000	1,349,913
6.50%, 5/1/2018 (d)	2,649,000	2,675,490
9.50%, 7/15/2022 (a) (d)	3,390,000	3,140,157
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	7,575,000	8,394,047

		68,475,540

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc.:
5.13%, 10/1/2021	2,088,000	2,244,600
5.63%, 5/1/2019	1,932,000	2,023,770

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

WESCO Distribution, Inc. 5.38%, 12/15/2021	$3,028,000	$3,126,410

		7,394,780

ELECTRONICS — 0.1%
Sanmina Corp. 4.38%, 6/1/2019 (a)	1,820,000	1,867,775

ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU PIK, 1.50%, 3/31/2023 (a)	4,292,681	450,732
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	3,774,000	3,774,000

		4,224,732

ENTERTAINMENT — 1.9%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (d)	4,332,000	4,364,490
Churchill Downs, Inc. 5.38%, 12/15/2021	5,760,000	5,954,688
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	3,260,000	2,650,787
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	3,682,000	3,742,017
4.38%, 4/15/2021 (d)	4,415,000	4,591,600
4.88%, 11/1/2020	6,711,000	7,088,829
International Game Technology PLC:
5.63%, 2/15/2020 (a)	5,973,000	6,320,181
6.25%, 2/15/2022 (a)	14,392,000	15,910,356
National CineMedia LLC 6.00%, 4/15/2022	3,100,000	3,169,750
Regal Entertainment Group 5.75%, 3/15/2022	6,451,000	6,660,657
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	3,750,000	3,792,375
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	19,872,000	21,090,154
10.00%, 12/1/2022	250,000	276,875

		85,612,759

ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 6/1/2021	5,634,000	5,723,581
5.25%, 8/1/2020	7,257,000	7,347,712
GFL Environmental, Inc.:
5.63%, 5/1/2022 (a)	4,185,000	4,352,400
9.88%, 2/1/2021 (a)	5,356,000	5,722,886
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	2,889,000	2,925,113

		26,071,692

FOOD — 1.3%
B&G Foods, Inc. 4.63%, 6/1/2021	3,500,000	3,565,625
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (d)	4,604,000	4,186,762
PIK, 8.63%, 9/15/2018 (a)	3,821,093	1,222,750
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	3,850,000	3,821,125

Darling Ingredients, Inc. 5.38%, 1/15/2022	7,760,000	8,031,600
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	8,846,000	9,000,804
8.25%, 2/1/2020 (a)	7,900,000	8,006,388
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	2,880,000	2,926,800
Simmons Foods, Inc. 7.88%, 10/1/2021 (a)	2,039,000	2,156,243
SUPERVALU, Inc.:
6.75%, 6/1/2021 (d)	3,100,000	2,960,500
7.75%, 11/15/2022 (d)	2,250,000	2,109,375
Tesco PLC 5.50%, 11/15/2017 (a)	6,998,000	7,024,242
TreeHouse Foods, Inc. 4.88%, 3/15/2022	3,370,000	3,492,163

		58,504,377

FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (a)	4,631,000	4,816,240
Tembec Industries, Inc. 9.00%, 12/15/2019 (a)	3,627,000	3,710,874

		8,527,114

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019 (d)	4,010,000	4,010,000
6.88%, 10/15/2021	3,264,000	3,255,840

		7,265,840

HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC 7.00%, 2/1/2021 (a)	4,517,000	4,178,225

HEALTH CARE PRODUCTS — 1.6%
Alere, Inc.:
6.50%, 6/15/2020	3,412,000	3,446,120
7.25%, 7/1/2018	4,200,000	4,206,720
DJO Finance LLC/DJO Finance Corp. 10.75%, 4/15/2020 (d)	1,050,000	903,000
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	9,101,000	8,668,702
Hologic, Inc. 5.25%, 7/15/2022 (a)	6,978,000	7,326,900
Immucor, Inc. 11.13%, 2/15/2022 (a) (d)	2,948,000	3,080,660
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	5,810,000	6,093,528
12.50%, 11/1/2021 (a)	4,008,000	4,468,920
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (d)	6,473,000	6,440,635
5.75%, 8/1/2022 (a) (d)	8,034,000	7,853,235
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (d)	10,920,000	10,728,900

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Universal Hospital Services, Inc. 7.63%, 8/15/2020	$7,685,000	$7,800,275

		71,017,595

HEALTH CARE SERVICES — 7.0%
Centene Corp.:
4.75%, 5/15/2022	6,682,000	6,982,690
5.63%, 2/15/2021	9,722,000	10,074,423
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (d)	7,888,000	7,789,400
6.25%, 3/31/2023	1,543,000	1,523,713
6.88%, 2/1/2022 (d)	27,051,000	21,235,035
7.13%, 7/15/2020 (d)	12,253,000	11,058,332
8.00%, 11/15/2019	18,426,000	17,965,350
DaVita, Inc. 5.75%, 8/15/2022	12,113,000	12,461,854
Eagle Holding Co. II LLC PIK, 7.63%, 5/15/2022 (a)	4,669,000	4,844,088
Envision Healthcare Corp.:
5.63%, 7/15/2022	2,193,000	2,283,571
5.13%, 7/1/2022 (a)	10,081,000	10,459,038
Fresenius Medical Care US Finance II, Inc. 6.50%, 9/15/2018 (a)	1,316,000	1,371,430
HCA Healthcare, Inc. 6.25%, 2/15/2021	13,672,000	14,749,354
HCA, Inc.:
3.75%, 3/15/2019	10,647,000	10,873,781
4.25%, 10/15/2019	6,006,000	6,216,210
5.88%, 3/15/2022	12,086,000	13,362,282
6.50%, 2/15/2020	24,049,000	26,153,287
7.50%, 2/15/2022	15,618,000	17,896,666
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	8,519,000	8,524,111
Kindred Healthcare, Inc.:
6.38%, 4/15/2022 (d)	3,604,000	3,270,630
8.00%, 1/15/2020	8,214,000	8,072,719
LifePoint Health, Inc. 5.50%, 12/1/2021	10,413,000	10,751,422
Select Medical Corp. 6.38%, 6/1/2021	3,324,000	3,423,720
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a)	2,615,000	2,742,612
Tenet Healthcare Corp.:
4.38%, 10/1/2021	8,637,000	8,756,191
4.50%, 4/1/2021	8,257,000	8,419,663
4.75%, 6/1/2020	4,705,000	4,844,268
5.50%, 3/1/2019	5,874,000	5,999,116
6.00%, 10/1/2020	13,215,000	14,083,225
6.75%, 6/15/2023 (d)	1,278,000	1,226,880
7.50%, 1/1/2022 (a) (d)	7,698,000	8,150,258
8.13%, 4/1/2022 (d)	25,679,000	26,128,382

		311,693,701

HOLDING COMPANIES-DIVERS — 0.6%
HRG Group, Inc.:
7.75%, 1/15/2022	8,529,000	8,923,466
7.88%, 7/15/2019	6,213,000	6,337,260
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	8,690,000	8,939,838
Noble Group, Ltd. 6.75%, 1/29/2020 (a) (d)	10,166,000	4,168,060

		28,368,624

HOME BUILDERS — 2.2%
AV Homes, Inc. 6.63%, 5/15/2022	4,150,000	4,243,375
Beazer Homes USA, Inc. 8.75%, 3/15/2022	3,948,000	4,357,605
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	4,545,000	4,664,534
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a) (d)	5,980,000	6,249,100
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	6,049,000	6,268,276
8.38%, 1/15/2021	1,948,000	2,270,004
Century Communities, Inc. 6.88%, 5/15/2022	3,525,000	3,710,063
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	3,950,000	4,093,385
KB Home:
4.75%, 5/15/2019	5,483,000	5,647,490
7.00%, 12/15/2021	3,044,000	3,403,573
8.00%, 3/15/2020	4,132,000	4,645,194
Lennar Corp.:
4.13%, 1/15/2022	8,196,000	8,462,370
4.50%, 6/15/2019	6,196,000	6,370,262
4.50%, 11/15/2019	2,851,000	2,949,003
4.75%, 12/15/2017	3,399,000	3,401,124
4.75%, 4/1/2021	2,457,000	2,575,243
PulteGroup, Inc. 4.25%, 3/1/2021	5,679,285	5,921,223
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	7,023,000	7,207,354
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,953,000	2,997,295
5.88%, 2/15/2022	1,862,000	2,052,855
8.91%, 10/15/2017	3,068,000	3,075,670
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	5,043,000	5,156,467
William Lyon Homes, Inc. 7.00%, 8/15/2022	110,000	113,850

		99,835,315

HOUSEHOLD PRODUCTS — 0.7%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	3,950,000	4,117,875
Avon Products, Inc. 6.60%, 3/15/2020 (d)	4,678,000	4,678,000
Edgewell Personal Care Co.:
4.70%, 5/19/2021	6,956,000	7,417,183
4.70%, 5/24/2022	2,582,000	2,772,423
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	5,364,000	5,419,249
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (d)	5,201,000	4,540,993

		28,945,723

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS & WARES — 0.0%(g)
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	$2,094,000	$2,148,968

INSURANCE — 0.9%
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	2,165,000	2,278,663
Genworth Holdings, Inc.:
7.20%, 2/15/2021	4,093,000	3,965,094
7.63%, 9/24/2021	5,707,000	5,560,330
7.70%, 6/15/2020	4,208,000	4,223,780
Series MTN, 6.52%, 5/22/2018 (d)	6,640,000	6,656,600
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (a)	1,880,000	1,884,700
HUB International, Ltd. 7.88%, 10/1/2021 (a)	10,138,000	10,543,520
Radian Group, Inc.:
5.25%, 6/15/2020	1,935,000	2,029,331
7.00%, 3/15/2021 (d)	1,989,000	2,251,921

		39,393,939

INTERNET — 0.8%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	2,900,000	3,045,000
IAC/InterActiveCorp 4.88%, 11/30/2018	2,027,000	2,037,135
Netflix, Inc.:
5.38%, 2/1/2021	6,854,000	7,385,185
5.50%, 2/15/2022	5,637,000	6,142,639
Symantec Corp.:
3.95%, 6/15/2022	2,850,000	2,947,036
4.20%, 9/15/2020	5,377,000	5,634,020
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (d)	8,604,000	9,421,380

		36,612,395

IRON/STEEL — 1.7%
AK Steel Corp. 7.63%, 10/1/2021 (d)	4,921,000	5,111,689
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	5,262,000	5,354,085
9.38%, 6/1/2019	2,933,000	3,196,970
ArcelorMittal:
5.75%, 8/5/2020 (d)	3,407,000	3,696,595
6.00%, 3/1/2021	6,844,000	7,511,290
6.13%, 6/1/2018	6,873,000	7,070,599
6.75%, 2/25/2022	8,935,000	10,197,515
Baffinland Iron Mines Corp. 12.00%, 2/1/2022 (a) (d)	3,800,000	3,906,875
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	4,001,000	4,190,247
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	6,815,000	7,053,525
Steel Dynamics, Inc. 5.13%, 10/1/2021	4,485,000	4,614,168
United States Steel Corp.:
7.38%, 4/1/2020 (d)	3,959,000	4,315,310

8.38%, 7/1/2021 (a)	9,991,000	11,040,055

		77,258,923

IT SERVICES — 2.2%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	12,786,000	13,366,484
Dell, Inc.:
4.63%, 4/1/2021 (d)	3,356,000	3,465,070
5.65%, 4/15/2018	6,265,000	6,374,638
5.88%, 6/15/2019 (d)	4,998,000	5,247,900
DynCorp International, Inc. PIK, 11.88%, 11/30/2020	3,083,245	3,283,656
EMC Corp.:
1.88%, 6/1/2018	24,398,000	24,312,607
2.65%, 6/1/2020	18,673,000	18,439,587
Everi Payments, Inc. 10.00%, 1/15/2022	4,691,000	5,060,416
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (a)	3,200,000	3,420,160
Leidos Holdings, Inc. 4.45%, 12/1/2020	2,525,000	2,637,047
NCR Corp.:
4.63%, 2/15/2021	2,585,000	2,633,469
5.00%, 7/15/2022	4,832,000	4,952,800
5.88%, 12/15/2021	3,135,000	3,239,396
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	3,830,000	2,642,700

		99,075,930

LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d)	5,535,000	5,133,713
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a)	7,095,000	7,361,062
4.75%, 12/15/2021 (a)	7,350,000	7,616,437

		20,111,212

LODGING — 2.1%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	9,600,000	9,852,000
11.00%, 10/1/2021	11,475,000	12,209,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (d)	2,265,000	2,440,538
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,229,000	1,368,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	5,501,000	5,769,449
MGM Resorts International:
5.25%, 3/31/2020 (d)	5,518,000	5,842,458
6.00%, 3/15/2023	2,208,000	2,434,320
6.63%, 12/15/2021	11,545,000	13,005,442
6.75%, 10/1/2020	7,445,000	8,199,178
7.75%, 3/15/2022	8,907,000	10,421,190
8.63%, 2/1/2019	6,834,000	7,372,519

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a)	$2,702,000	$2,729,020
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,185,000	2,295,557
7.25%, 11/30/2021 (a)	6,674,000	7,148,258

		91,087,517

MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (d)	4,446,000	4,518,248
3.63%, 4/15/2018 (d)	8,284,000	8,338,674
3.88%, 7/16/2018	5,481,000	5,542,661
3.88%, 10/15/2021	3,186,000	3,281,261
4.38%, 11/6/2020	5,720,000	5,999,136
4.38%, 4/5/2022	5,055,000	5,314,069
4.88%, 4/1/2021	6,216,000	6,620,040
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	4,996,000	4,190,645
Xerium Technologies, Inc. 9.50%, 8/15/2021	5,073,000	5,244,467

		49,049,201

MEDIA — 7.6%
Cable One, Inc. 5.75%, 6/15/2022 (a)	3,046,000	3,183,070
Cablevision Systems Corp.:
5.88%, 9/15/2022	5,239,000	5,419,222
7.75%, 4/15/2018	8,287,000	8,494,175
8.00%, 4/15/2020	5,626,000	6,230,795
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 3/15/2021	5,440,000	5,603,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	7,967,000	8,126,340
6.38%, 9/15/2020 (a)	13,184,000	13,464,160
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	16,518,000	16,332,998
Cogeco Communications, Inc. 4.88%, 5/1/2020 (a)	3,573,000	3,644,460
CSC Holdings LLC:
6.75%, 11/15/2021	7,281,000	8,027,302
7.63%, 7/15/2018	5,485,000	5,686,848
8.63%, 2/15/2019	5,689,000	6,165,738
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	5,699,000	1,681,205
DISH DBS Corp.:
4.25%, 4/1/2018	12,691,000	12,770,953
5.13%, 5/1/2020	8,000,000	8,388,000
5.88%, 7/15/2022	20,372,000	21,633,027
6.75%, 6/1/2021	16,201,000	17,821,100
7.88%, 9/1/2019	12,667,000	13,838,697
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (d)	18,400,000	13,892,000
9.00%, 3/1/2021	15,400,000	10,972,500
9.00%, 9/15/2022	4,500,000	3,161,250
11.25%, 3/1/2021 (a) (d)	10,045,000	7,073,500

Lee Enterprises, Inc. 9.50%, 3/15/2022 (a) (d)	4,762,000	4,937,599
MHGE Parent LLC/MHGE Parent Finance, Inc. PIK, 8.50%, 8/1/2019 (a) (d)	4,525,000	4,522,172
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	10,039,000	10,139,390
5.00%, 4/15/2022 (a)	16,011,000	16,592,199
SFR Group SA 6.00%, 5/15/2022 (a)	36,414,000	38,019,857
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	3,575,000	3,668,844
6.13%, 10/1/2022	250,000	257,813
Sirius XM Radio, Inc. 3.88%, 8/1/2022 (a)	6,244,000	6,393,856
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	1,991,000	2,035,798
5.13%, 10/15/2019	5,812,000	5,899,180
5.13%, 7/15/2020	7,349,000	7,541,911
Time, Inc. 5.75%, 4/15/2022 (a) (d)	5,438,000	5,581,019
Tribune Media Co. 5.88%, 7/15/2022	10,278,000	10,707,775
Univision Communications, Inc. 6.75%, 9/15/2022 (a)	419,000	434,713
Urban One, Inc. 7.38%, 4/15/2022 (a)	3,100,000	3,100,000
Videotron, Ltd. 5.00%, 7/15/2022	6,383,000	6,925,555
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	4,825,000	5,147,672
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (a)	3,890,000	3,970,231

		337,486,124

MINING — 3.8%
Alcoa, Inc. 5.87%, 2/23/2022	4,908,000	5,361,990
Aleris International, Inc.:
7.88%, 11/1/2020	5,576,000	5,569,309
9.50%, 4/1/2021 (a)	4,437,000	4,725,405
Anglo American Capital PLC:
3.63%, 9/11/2024 (a)	3,240,000	3,226,702
9.38%, 4/8/2019 (a)	4,880,000	5,387,498
Arconic, Inc.:
5.13%, 10/1/2024	650,000	691,340
5.40%, 4/15/2021 (d)	8,840,000	9,483,110
5.72%, 2/23/2019	6,154,000	6,442,007
6.15%, 8/15/2020	7,594,000	8,286,952
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	3,350,000	3,257,875
Constellium NV 7.88%, 4/1/2021 (a)	3,084,000	3,265,339
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	6,931,000	7,043,975
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	3,005,000	3,205,959
First Quantum Minerals, Ltd. 7.00%, 2/15/2021 (a)	1,521,000	1,550,660
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (a)	7,301,000	7,383,501

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Freeport-McMoRan, Inc.:
2.30%, 11/14/2017	$9,263,000	$9,251,421
2.38%, 3/15/2018	11,807,000	11,807,000
3.10%, 3/15/2020	7,828,000	7,843,656
3.55%, 3/1/2022	17,319,000	17,054,019
4.00%, 11/14/2021	4,170,000	4,206,488
6.50%, 11/15/2020	7,321,000	7,489,383
6.75%, 2/1/2022	5,995,000	6,242,294
Hecla Mining Co. 6.88%, 5/1/2021	3,884,000	4,019,940
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	8,405,000	9,413,600
Kinross Gold Corp. 5.13%, 9/1/2021	4,364,000	4,680,390
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	4,164,000	4,330,560
Teck Resources, Ltd. 4.75%, 1/15/2022 (d)	7,032,000	7,423,155

		168,643,528

MISCELLANEOUS MANUFACTURER — 1.2%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	3,367,000	3,476,428
Bombardier, Inc.:
4.75%, 4/15/2019 (a) (d)	6,966,000	7,092,085
5.75%, 3/15/2022 (a) (d)	7,741,000	7,412,007
7.75%, 3/15/2020 (a)	6,205,000	6,608,325
8.75%, 12/1/2021 (a)	11,295,000	12,108,240
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a) (d)	11,650,000	11,970,375
LSB Industries, Inc. 8.50%, 8/1/2019 (h)	4,308,000	4,221,840

		52,889,300

OFFICE & BUSINESS EQUIPMENT — 0.0% (g)
Xerox Corp. 3.63%, 3/15/2023	1,700,000	1,686,212

OIL & GAS — 7.8%
Aker BP ASA 6.00%, 7/1/2022 (a)	3,650,000	3,796,000
Antero Resources Corp.:
5.13%, 12/1/2022	1,803,000	1,841,224
5.38%, 11/1/2021	7,054,000	7,216,947
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	13,306,000	14,337,215
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	3,850,000	3,647,875
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (d)	4,303,000	4,244,049
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	2,218,000	2,068,285
5.63%, 6/1/2024 (a)	1,780,000	1,602,000
California Resources Corp. 5.00%, 1/15/2020	1,993,000	1,215,730
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (d)	6,641,000	6,487,593
7.63%, 1/15/2022	3,895,000	3,826,837
11.50%, 1/15/2021 (a)	4,318,000	5,008,880
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	3,700,000	3,778,625

Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (d)	250,000	253,750
7.50%, 9/15/2020 (d)	3,651,000	3,724,020
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (d)	3,949,000	3,672,570
6.13%, 2/15/2021 (d)	1,985,000	1,999,888
6.63%, 8/15/2020 (d)	7,616,000	7,863,520
8.00%, 6/15/2027 (a) (d)	1,102,000	1,088,886
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	6,325,000	6,325,000
Continental Resources, Inc. 5.00%, 9/15/2022	17,594,000	17,880,782
CrownRock L.P./CrownRock Finance, Inc. 7.13%, 4/15/2021 (a)	3,575,000	3,682,250
Denbury Resources, Inc.:
4.63%, 7/15/2023	522,000	276,660
5.50%, 5/1/2022	8,105,000	4,617,418
9.00%, 5/15/2021 (a)	4,463,000	4,357,227
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (a)	5,777,000	5,979,195
Energen Corp. 4.63%, 9/1/2021	3,845,000	3,900,272
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	11,406,000	9,524,010
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	3,101,974	3,272,583
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (d)	3,982,000	3,285,150
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	4,509,000	4,548,454
7.38%, 5/1/2022	4,970,000	5,156,375
Legacy Reserves L.P./Legacy Reserves Finance Corp. 6.63%, 12/1/2021	4,460,000	2,820,950
MEG Energy Corp. 6.38%, 1/30/2023 (a)	2,162,000	1,886,345
Murphy Oil Corp. 4.00%, 6/1/2022 (d)	3,302,000	3,260,725
Nabors Industries, Inc.:
4.63%, 9/15/2021	5,620,000	5,534,576
5.00%, 9/15/2020	6,000,000	6,135,000
6.15%, 2/15/2018	2,110,000	2,142,969
Newfield Exploration Co. 5.75%, 1/30/2022	5,423,000	5,816,167
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	5,543,000	3,408,945
Oasis Petroleum, Inc.:
6.50%, 11/1/2021 (d)	3,774,000	3,849,480
6.88%, 3/15/2022 (d)	7,339,000	7,467,432
Pacific Drilling SA 5.38%, 6/1/2020 (a) (d)	6,755,000	2,347,363
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	3,790,000	1,591,800
Parker Drilling Co. 6.75%, 7/15/2022	3,259,000	2,607,200

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Precision Drilling Corp. 6.63%, 11/15/2020	$4,133,350	$4,179,850
Pride International LLC 6.88%, 8/15/2020 (d)	3,931,000	4,009,620
Puma International Financing SA 6.75%, 2/1/2021 (a)	44,000	45,320
QEP Resources, Inc. 6.88%, 3/1/2021 (d)	5,428,000	5,706,456
Range Resources Corp.:
5.00%, 8/15/2022 (a)	5,205,000	5,198,494
5.75%, 6/1/2021 (a)	2,624,000	2,722,400
Resolute Energy Corp. 8.50%, 5/1/2020	4,720,000	4,802,600
Rice Energy, Inc. 6.25%, 5/1/2022	7,598,000	7,939,910
Rowan Cos., Inc. 4.88%, 6/1/2022	5,196,000	4,866,054
Sable Permian Resources Land LLC 13.00%, 11/30/2020 (a)	4,700,000	5,452,000
Sable Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	6,292,000	5,412,378
7.38%, 11/1/2021 (a)	5,090,000	4,390,125
Sanchez Energy Corp. 7.75%, 6/15/2021 (d)	5,543,000	5,293,565
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	4,687,000	4,880,104
Southwestern Energy Co. 4.10%, 3/15/2022 (d)	8,311,000	8,010,142
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	8,699,000	8,959,970
6.25%, 4/15/2021	6,698,000	7,018,834
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	1,115,000	1,134,513
Transocean, Inc. 6.00%, 3/15/2018	1,459,000	1,484,533
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	7,540,000	7,455,175
6.25%, 4/15/2022 (a) (d)	6,100,000	5,932,250
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	7,267,000	7,403,620
7.13%, 4/15/2025 (a) (d)	216,000	218,160
Unit Corp. 6.63%, 5/15/2021	3,323,000	3,331,307
Vanguard Natural Resources, Inc. 7.88%, 4/1/2020 (i)	3,723,000	—
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (d)	8,384,000	8,407,475
5.75%, 3/15/2021 (d)	7,458,000	7,308,840
WPX Energy, Inc.:
6.00%, 1/15/2022	9,436,000	9,766,260
7.50%, 8/1/2020	4,656,000	5,040,120

		345,718,297

OIL & GAS SERVICES — 1.3%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	3,089,000	3,027,220
Calfrac Holdings L.P. 7.50%, 12/1/2020 (a)	5,712,000	5,497,800
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	3,000,000	3,007,500

KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	4,133,000	3,947,015
9.88%, 4/1/2022 (a) (d)	5,294,000	5,505,760
McDermott International, Inc. 8.00%, 5/1/2021 (a)	4,875,000	5,039,531
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (d)	2,393,000	2,377,704
PHI, Inc. 5.25%, 3/15/2019	1,681,000	1,634,773
SESI LLC:
7.13%, 12/15/2021	5,463,000	5,572,260
7.75%, 9/15/2024 (a) (d)	1,355,000	1,410,894
Weatherford International, Ltd.:
4.50%, 4/15/2022 (d)	5,472,000	5,068,440
5.13%, 9/15/2020 (d)	4,314,000	4,216,935
7.75%, 6/15/2021 (d)	7,045,000	7,326,800
9.63%, 3/1/2019	5,475,000	5,878,781

		59,511,413

PACKAGING & CONTAINERS — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	1,439,000	1,476,846
6.00%, 6/30/2021 (a)	1,645,000	1,694,350
7.25%, 5/15/2024 (a)	2,530,000	2,778,193
Ball Corp.:
4.00%, 11/15/2023	1,961,000	2,007,574
4.38%, 12/15/2020	7,995,000	8,394,750
5.00%, 3/15/2022	4,097,000	4,435,002
Berry Global, Inc. 5.50%, 5/15/2022	3,321,000	3,466,294
Coveris Holdings SA 7.88%, 11/1/2019 (a) (d)	5,972,000	5,882,420
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,490,000	2,623,837
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a) (d)	5,574,000	5,894,505
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (a) (d)	3,508,000	2,613,460
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (a)	4,045,000	4,176,462
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	27,452,000	27,935,155
6.88%, 2/15/2021	6,308,950	6,458,788
Sealed Air Corp. 6.50%, 12/1/2020 (a)	4,153,000	4,635,994

		84,473,630

PHARMACEUTICALS — 2.3%
Endo Finance LLC 5.75%, 1/15/2022 (a)	6,082,000	5,352,160
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a) (d)	5,020,000	4,700,226
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (a) (d)	8,690,000	8,527,497
7.00%, 10/1/2020 (a)	8,745,000	8,810,588
7.25%, 7/15/2022 (a)	5,800,000	5,684,000

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (d)	$14,683,000	$14,665,380
5.63%, 12/1/2021 (a) (d)	8,010,000	7,489,350
6.38%, 10/15/2020 (a) (d)	22,770,000	22,826,925
6.50%, 3/15/2022 (a)	9,868,000	10,435,410
7.50%, 7/15/2021 (a)	12,401,000	12,362,247

		100,853,783

PIPELINES — 2.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019	2,760,000	2,904,900
6.13%, 10/15/2021	11,138,000	11,499,985
5.88%, 10/1/2020	5,537,000	5,636,666
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	4,422,000	4,422,442
4.75%, 9/30/2021 (a)	5,384,000	5,545,520
4.95%, 4/1/2022	950,000	989,520
5.35%, 3/15/2020 (a)	6,242,000	6,531,005
9.75%, 3/15/2019 (a)	4,245,000	4,647,426
Energy Transfer Equity L.P. 7.50%, 10/15/2020	10,875,000	12,261,562
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.75%, 2/15/2021	3,100,000	3,115,500
6.50%, 10/1/2025	1,395,000	1,381,050
6.75%, 8/1/2022	4,608,000	4,700,160
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	1,501,000	1,555,411
Martin Midstream Partners L.P./Martin
Midstream Finance Corp. 7.25%, 2/15/2021	4,355,000	4,452,987
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	2,465,000	2,554,480
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	2,035,000	2,069,341
NuStar Logistics L.P.:
4.80%, 9/1/2020	3,481,000	3,621,284
8.15%, 4/15/2018	3,093,000	3,181,769
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	4,985,000	5,246,712
6.00%, 1/15/2019 (a)	1,995,000	2,064,825
6.85%, 7/15/2018 (a)	7,440,000	7,700,400
Rose Rock Midstream L.P./Rose Rock Finance Corp. 5.63%, 7/15/2022	2,695,000	2,634,363
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	7,443,000	7,519,663
Williams Cos., Inc. 7.88%, 9/1/2021	3,394,000	3,987,950

		110,224,921

REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (a)	3,060,000	3,243,600

Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	2,114,000	2,169,598
5.25%, 12/1/2021 (a)	4,690,000	4,892,256
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (a)	1,769,000	1,782,268

		12,087,722

REAL ESTATE INVESTMENT TRUSTS — 1.4%
American Tower Corp. 2.25%, 1/15/2022	800,000	786,487
Equinix, Inc. 5.38%, 1/1/2022	5,000,000	5,243,750
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	878,000	906,535
5.75%, 8/15/2024 (d)	1,513,000	1,558,390
6.00%, 8/15/2023	1,191,000	1,261,031
iStar, Inc.:
4.00%, 11/1/2017	6,741,000	6,741,000
4.63%, 9/15/2020	4,400,000	4,493,720
5.00%, 7/1/2019	6,593,000	6,667,171
5.25%, 9/15/2022	4,400,000	4,460,720
6.00%, 4/1/2022	3,454,000	3,570,745
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,949,000	3,015,353
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,453,000	1,493,975
SBA Communications Corp.:
4.00%, 10/1/2022 (a) (j)	7,438,000	7,475,190
4.88%, 7/15/2022	4,718,000	4,877,468
Starwood Property Trust, Inc. 5.00%, 12/15/2021	7,942,000	8,274,571

		60,826,106

RETAIL — 3.5%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)	8,309,000	8,495,952
6.00%, 4/1/2022 (a)	9,070,000	9,333,937
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,929,167	1,025,208
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	9,793,000	5,606,492
Dollar Tree, Inc. 5.25%, 3/1/2020	4,944,000	5,075,016
DriveTime Automotive Group, Inc./DT Acceptance Corp. 8.00%, 6/1/2021 (a) (d)	2,960,000	2,978,500
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	4,700,000	4,523,750
6.75%, 1/15/2022 (d)	3,675,000	3,564,750
GameStop Corp.:
5.50%, 10/1/2019 (a)	1,508,000	1,542,873
6.75%, 3/15/2021 (a) (d)	5,920,000	6,167,900
Gap, Inc. 5.95%, 4/12/2021 (d)	12,661,000	13,808,618
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (d)	4,475,000	4,620,438
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (d)	5,197,000	4,729,270

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Hot Topic, Inc. 9.25%, 6/15/2021 (a)	$3,415,000	$2,988,125
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (d)	2,244,000	2,227,170
8.13%, 10/1/2019	1,289,000	1,382,453
L Brands, Inc.:
5.63%, 2/15/2022	9,893,000	10,559,788
6.63%, 4/1/2021	8,804,000	9,673,835
7.00%, 5/1/2020	5,168,000	5,671,880
8.50%, 6/15/2019	3,630,000	3,978,253
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (d)	5,055,000	4,814,888
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	4,591,000	4,694,298
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (d)	9,465,000	4,921,800
PIK, 8.75%, 10/15/2021 (a ) (d)	5,000,000	2,356,250
Rite Aid Corp.:
6.75%, 6/15/2021 (d)	9,605,000	9,929,649
9.25%, 3/15/2020 (d)	7,787,000	8,040,077
Staples, Inc. 3.75%, 1/12/2018	884,000	885,218
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	6,425,000	4,272,625
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (d) (e)	1,000,000	947,500
Yum! Brands, Inc.:
3.75%, 11/1/2021	3,532,000	3,624,715
3.88%, 11/1/2020	2,650,000	2,734,800

		155,176,028

SEMICONDUCTORS — 0.9%
Entegris, Inc. 6.00%, 4/1/2022 (a)	1,790,000	1,870,550
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (a)	6,987,000	7,056,870
3.88%, 9/1/2022 (a)	2,422,000	2,530,990
4.13%, 6/15/2020 (a)	5,389,000	5,638,241
4.13%, 6/1/2021 (a)	12,885,973	13,482,594
4.63%, 6/15/2022 (a)	5,985,000	6,396,768
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a)	3,300,000	3,572,910

		40,548,923

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 12/15/2021 (a)	6,073,000	6,240,008

SOFTWARE — 1.4%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (d)	3,398,000	3,032,715
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	15,215,333	15,614,735
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (d)	6,811,000	6,802,486
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (a)	2,893,000	3,119,016
Dun & Bradstreet Corp. 3.50%, 12/1/2017	4,047,000	4,056,805
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (a)	6,110,000	6,234,033

Infor US, Inc.:
5.75%, 8/15/2020 (a)	4,162,000	4,281,865
6.50%, 5/15/2022	14,320,000	14,848,050
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	2,419,000	2,458,309

		60,448,014

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	9,505,000	9,077,275
10.75%, 10/15/2019 (a) (d)	7,250,000	5,836,250

		14,913,525

TELECOMMUNICATIONS — 10.2%
Altice Financing SA 6.50%, 1/15/2022 (a)	8,506,000	8,814,342
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	25,612,000	27,148,720
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (a)	1,361,164	1,128,065
PIK, 12.00%, 10/1/2023 (a)	2,315,689	457,349
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	11,090,000	11,583,505
Series T, 5.80%, 3/15/2022 (d)	13,473,000	13,439,317
Series V, 5.63%, 4/1/2020	9,799,000	10,215,457
CommScope, Inc. 5.00%, 6/15/2021 (a)	2,992,000	3,066,800
Frontier Communications Corp.:
6.25%, 9/15/2021 (d)	5,308,000	4,364,238
7.13%, 3/15/2019 (d)	5,275,000	5,222,250
8.13%, 10/1/2018	5,457,000	5,497,927
8.50%, 4/15/2020 (d)	4,461,000	4,327,170
8.75%, 4/15/2022	7,988,000	6,520,604
9.25%, 7/1/2021	6,780,000	5,958,264
10.50%, 9/15/2022	9,096,000	7,890,780
11.00%, 9/15/2025	3,000,000	2,557,500
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a)	6,394,000	7,289,160
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	2,757,000	2,801,939
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	9,591,000	10,202,906
7.63%, 6/15/2021	5,977,000	6,786,883
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	5,920,000	6,045,800
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020 (d)	21,484,000	20,706,279
7.50%, 4/1/2021	6,828,000	6,486,600
9.50%, 9/30/2022 (a)	3,730,000	4,420,050
Intelsat Luxembourg SA 7.75%, 6/1/2021 (d)	17,505,000	11,290,725
Level 3 Financing, Inc.:
5.38%, 8/15/2022	9,142,000	9,414,432
6.13%, 1/15/2021	7,017,000	7,201,196
Millicom International Cellular SA 6.63%, 10/15/2021 (a)	125,000	129,063

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Nokia Oyj:
3.38%, 6/12/2022	$3,898,000	$3,932,108
5.38%, 5/15/2019	6,895,000	7,231,131
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	4,380,000	4,708,500
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (d)	23,055,000	23,785,843
Sprint Capital Corp. 6.90%, 5/1/2019	15,003,000	15,997,699
Sprint Communications, Inc.:
6.00%, 11/15/2022	3,421,000	3,664,917
7.00%, 3/1/2020 (a)	10,080,000	11,025,504
7.00%, 8/15/2020	10,957,000	11,971,618
9.00%, 11/15/2018 (a)	15,177,000	16,297,063
11.50%, 11/15/2021	2,448,000	3,111,653
Sprint Corp. 7.25%, 9/15/2021	23,929,000	26,592,298
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (d)	4,726,000	4,893,773
6.13%, 1/15/2022	11,008,000	11,448,320
6.63%, 4/1/2023	736,000	770,960
Telecom Italia Capital SA:
7.00%, 6/4/2018	11,297,000	11,633,651
7.18%, 6/18/2019	3,372,000	3,656,513
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	9,500,000	9,425,479
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	4,150,000	4,326,375
West Corp.:
4.75%, 7/15/2021 (a)	3,270,000	3,310,875
5.38%, 7/15/2022 (a)	5,907,000	5,966,070
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	13,938,000	14,089,924
6.50%, 4/30/2020 (a)	5,645,000	5,843,139
7.38%, 4/23/2021 (a)	22,850,000	23,718,300
Windstream Services LLC:
7.50%, 6/1/2022 (d)	4,595,000	3,305,643
7.75%, 10/15/2020 (d)	8,649,000	6,919,200
7.75%, 10/1/2021 (d)	6,843,000	4,944,068

		453,537,945

TEXTILES — 0.3%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	7,322,000	7,541,660
Springs Industries, Inc. 6.25%, 6/1/2021	4,612,000	4,756,125

		12,297,785

TRANSPORTATION — 0.9%
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	1,300,000	1,302,437
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	3,630,000	1,833,150
5.88%, 4/1/2020 (d)	3,279,000	2,135,613
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	7,062,000	5,843,805

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.:
7.38%, 1/15/2022 (a)	6,113,000	5,020,607
8.13%, 2/15/2019	3,302,000	3,149,448
Teekay Corp. 8.50%, 1/15/2020 (d)	4,295,000	4,365,008
XPO Logistics, Inc. 6.50%, 6/15/2022 (a) (d)	16,388,000	17,248,370

		40,898,438

TRUCKING & LEASING — 0.5%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	3,150,000	3,283,875
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a)	2,000,000	2,007,600
4.50%, 3/15/2023 (a)	2,857,000	2,853,000
5.25%, 8/15/2022 (a) (d)	14,070,000	14,632,800

		22,777,275

TOTAL CORPORATE BONDS & NOTES (Cost $4,319,209,316)		4,285,466,775

	Shares
COMMON STOCKS — 0.1%
BUILDING PRODUCTS — 0.0% (g)
Modular Space Corp. (c)	151,179	2,003,117

CONSTRUCTION & ENGINEERING — 0.0% (g)
Abengoa SA Class A	1,017,249	34,875
Abengoa SA Class B	10,518,618	136,786

		171,661

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (g)
Mood Media Corp. (c) (j)	822,357	657,886

ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Key Energy Services, Inc. (d) (f)	35,000	460,950

OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (f)	57,652	590,933
Vanguard Natural Resources, Inc. (c) (f)	11,683	210,294
VNR Finance Corp. (c)	67,569	1,607,467

		2,408,694

TRANSPORTATION — 0.0% (g)
Erickson, Inc. (c)	3,081	56,312
Erickson, Inc. (c)	4,342	149,200

		205,512

TOTAL COMMON STOCKS (Cost $17,198,230)		5,907,820

WARRANTS — 0.0% (g)
ADVERTISING — 0.0% (g)
Affinion Group, Inc. (expiring 11/20/22) (d) (f) (i)	11,802	—

OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Comstock Resources, Inc. (expiring 9/2/18) (f)	14,438	87,639

TOTAL WARRANTS (Cost $0)		87,639

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (k) (l)	83,153,638	$83,153,638
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	294,215,949	294,215,949

TOTAL SHORT-TERM INVESTMENTS (Cost $377,369,587)		377,369,587

TOTAL INVESTMENTS — 105.1% (Cost $4,713,777,133)		4,668,831,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(227,513,983)

NET ASSETS — 100.0%		$4,441,317,838

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.0% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $5,977,876 representing 0.1% of net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2017.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(j)	When-issued security.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at September 30, 2017.
(m)	Investment of cash collateral for securities loaned.

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$15,125,388	$—	$15,125,388
Aerospace & Defense	—	30,800,725	—	30,800,725
Agriculture	—	7,630,218	—	7,630,218
Airlines	—	44,372,780	—	44,372,780
Apparel	—	4,288,152	—	4,288,152
Auto Manufacturers	—	44,025,619	—	44,025,619
Auto Parts & Equipment.	—	31,361,653	—	31,361,653
Banks	—	34,741,442	—	34,741,442
Beverages	—	7,545,930	—	7,545,930
Biotechnology	—	5,585,635	—	5,585,635
Chemicals	—	112,697,378	—	112,697,378
Coal	—	29,344,888	—	29,344,888
Commercial Services	—	114,923,614	—	114,923,614
Construction Materials	—	21,427,384	—	21,427,384
Distribution & Wholesale	—	10,777,815	—	10,777,815
Diversified Financial Services	—	402,857,300	—	402,857,300
Electric	—	68,475,540	—	68,475,540
Electrical Components & Equipment	—	7,394,780	—	7,394,780

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Electronics	$—	$1,867,775	$—		$1,867,775
Engineering & Construction	—	4,224,732	—		4,224,732
Entertainment	—	85,612,759	—		85,612,759
Environmental Control	—	26,071,692	—		26,071,692
Food	—	58,504,377	—		58,504,377
Forest Products & Paper	—	8,527,114	—		8,527,114
Gas	—	7,265,840	—		7,265,840
Hand & Machine Tools	—	4,178,225	—		4,178,225
Health Care Products	—	71,017,595	—		71,017,595
Health Care Services	—	311,693,701	—		311,693,701
Holding Companies-Divers	—	28,368,624	—		28,368,624
Home Builders.	—	99,835,315	—		99,835,315
Household Products	—	28,945,723	—		28,945,723
Household Products & Wares	—	2,148,968	—		2,148,968
Insurance.	—	39,393,939	—		39,393,939
Internet	—	36,612,395	—		36,612,395
Iron/Steel	—	77,258,923	—		77,258,923
IT Services	—	99,075,930	—		99,075,930
Leisure Time	—	20,111,212	—		20,111,212
Lodging	—	91,087,517	—		91,087,517
Machinery-Diversified	—	49,049,201	—		49,049,201
Media	—	337,486,124	—		337,486,124
Mining	—	168,643,528	—		168,643,528
Miscellaneous Manufacturer	—	52,889,300	—		52,889,300
Office & Business Equipment	—	1,686,212	—		1,686,212
Oil & Gas	—	345,718,297	0	(a)	345,718,297
Oil & Gas Services.	—	59,511,413	—		59,511,413
Packaging & Containers	—	84,473,630	—		84,473,630
Pharmaceuticals	—	100,853,783	—		100,853,783
Pipelines	—	110,224,921	—		110,224,921
Real Estate	—	12,087,722	—		12,087,722
Real Estate Investment Trusts	—	60,826,106	—		60,826,106
Retail	—	155,176,028	—		155,176,028
Semiconductors	—	40,548,923	—		40,548,923
Shipbuilding	—	6,240,008	—		6,240,008
Software	—	60,448,014	—		60,448,014
Storage & Warehousing	—	14,913,525	—		14,913,525
Telecommunications.	—	453,537,945	—		453,537,945
Textiles	—	12,297,785	—		12,297,785
Transportation	—	40,898,438	—		40,898,438
Trucking & Leasing	—	22,777,275	—		22,777,275
Common Stocks
Building Products	—	2,003,117	—		2,003,117
Construction & Engineering	171,661	—	—		171,661
Electronic Equipment, Instruments & Components	—	657,886	—		657,886
Energy Equipment & Services	460,950	—	—		460,950
Oil, Gas & Consumable Fuels	590,933	1,817,761	—		2,408,694
Transportation	—	205,512	—		205,512
Warrants
Advertising	—	—	0	(a)	—
Oil, Gas & Consumable Fuels	—	87,639	—		87,639
Short-Term Investments	377,369,587	—	—		377,369,587

TOTAL INVESTMENTS	$378,593,131	$4,290,238,690	$0		$4,668,831,821

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	88,095,378	$88,095,378	$324,674,355	$329,616,095	$—	$—	83,153,638	$83,153,638	$142,069
State Street Navigator Securities Lending Government Money Market Portfolio	259,642,925	259,642,925	257,608,092	223,035,068	—	—	294,215,949	294,215,949	926,504

TOTAL		$347,738,303	$582,282,447	$552,651,163	$—	$—		$377,369,587	$1,068,573

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 84.1%
AEROSPACE & DEFENSE — 0.1%
United Technologies Corp. 3 Month USD LIBOR + 0.35%, 1.66%, 11/1/2019 (a)	$1,250,000	$1,255,775

AGRICULTURE — 0.8%
BAT Capital Corp.:
1.91%, 8/14/2020 (a) (b)	3,500,000	3,506,615
2.20%, 8/15/2022 (a) (b)	2,500,000	2,500,125
BAT International Finance PLC 3 Month USD LIBOR + 0.51%, 1.83%, 6/15/2018 (a) (b)	2,832,000	2,836,531
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 1.74%, 2/21/2020 (a)	1,665,000	1,671,644

		10,514,915

AUTO MANUFACTURERS — 6.8%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.46%, 1/22/2019 (a)	1,700,000	1,700,680
Series MTN, 3 Month USD LIBOR + 0.27%, 1.58%, 7/20/2020 (a) (c)	1,700,000	1,700,068
Series MTN, 3 Month USD LIBOR + 0.28%, 1.60%, 11/19/2018 (a)	1,609,000	1,612,701
Series MTN, 3 Month USD LIBOR + 0.31%, 1.63%, 12/11/2017 (a)	1,780,000	1,780,943
Series MTN, 3 Month USD LIBOR + 0.34%, 1.65%, 2/14/2020 (a)	2,142,000	2,149,540
Series MTN, 3 Month USD LIBOR + 0.46%, 1.76%, 7/13/2018 (a)	1,778,000	1,783,672
Series MTN, 3 Month USD LIBOR + 0.83%, 2.14%, 2/22/2019 (a)	1,020,000	1,029,914
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.25%, 1.56%, 11/5/2018 (a) (b)	2,400,000	2,400,624
3 Month USD LIBOR + 0.42%, 1.74%, 3/2/2018 (a) (b)	850,000	850,952
3 Month USD LIBOR + 0.53%, 1.84%, 5/5/2020 (a) (b)	2,400,000	2,407,296
3 Month USD LIBOR + 0.62%, 1.93%, 10/30/2019 (a) (b)	1,500,000	1,507,500
3 Month USD LIBOR + 0.63%, 1.93%, 1/6/2020 (a) (b) (c)	1,000,000	1,004,520
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.79%, 2.10%, 6/12/2020 (a)	1,200,000	1,200,756
3 Month USD LIBOR + 0.83%, 2.14%, 8/12/2019 (a)	1,250,000	1,255,187
3 Month USD LIBOR + 0.90%, 2.22%, 6/15/2018 (a)	1,955,000	1,962,840
3 Month USD LIBOR + 0.93%, 2.24%, 11/4/2019 (a)	800,000	806,136
3 Month USD LIBOR + 0.94%, 2.24%, 1/9/2018 (a)	1,800,000	1,803,024
3 Month USD LIBOR + 1.00%, 2.30%, 1/9/2020 (a)	3,685,000	3,714,738

3 Month USD LIBOR + 1.08%, 2.39%, 8/3/2022 (a)	1,750,000	1,743,490
3 Month USD LIBOR + 1.27%, 2.60%, 3/28/2022 (a)	1,700,000	1,711,407
Series 1, 3 Month USD LIBOR + 0.83%, 2.14%, 3/12/2019 (a)	2,410,000	2,421,206
Series MTN, 3 Month USD LIBOR + 1.58%, 2.88%, 1/8/2019 (a)	1,500,000	1,520,025
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.11%, 8/7/2020 (a)	1,750,000	1,751,470
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 2.23%, 4/13/2020 (a)	5,107,000	5,134,374
3 Month USD LIBOR + 1.31%, 2.64%, 6/30/2022 (a)	1,750,000	1,762,915
3 Month USD LIBOR + 1.36%, 2.66%, 4/10/2018 (a)	1,502,000	1,509,270
3 Month USD LIBOR + 1.45%, 2.76%, 5/9/2019 (a)	1,665,000	1,690,928
3 Month USD LIBOR + 1.55%, 2.85%, 1/14/2022 (a)	1,700,000	1,732,368
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 1.69%, 7/13/2020 (a) (b)	1,700,000	1,701,071
1.72%, 9/28/2020 (a) (b)	1,700,000	1,703,179
3 Month USD LIBOR + 0.52%, 1.84%, 9/13/2019 (a) (b)	2,712,000	2,724,665
3 Month USD LIBOR + 0.65%, 1.95%, 7/13/2022 (a) (b)	1,700,000	1,700,748
2.02%, 9/28/2022 (a) (b)	1,700,000	1,703,655
3 Month USD LIBOR + 0.80%, 2.10%, 4/6/2018 (a) (b)	1,100,000	1,103,245
3 Month USD LIBOR + 0.89%, 2.19%, 1/13/2022 (a) (b)	712,000	719,747
3 Month USD LIBOR + 1.01%, 2.33%, 3/8/2019 (a) (b)	500,000	505,275
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.26%, 1.56%, 4/17/2020 (a)	3,400,000	3,407,344
Series 2547, 3 Month USD LIBOR + 0.32%, 1.62%, 1/12/2018 (a)	1,750,000	1,751,435
Series GMTN, 3 Month USD LIBOR + 0.46%, 1.76%, 7/13/2018 (a)	1,291,000	1,295,080
Series MTN, 3 Month USD LIBOR + 0.15%, 1.48%, 12/24/2018 (a)	200,000	200,108
Series MTN, 3 Month USD LIBOR + 0.23%, 1.55%, 8/15/2018 (a)	850,000	850,093
Series MTN, 3 Month USD LIBOR + 0.26%, 1.56%, 1/9/2019 (a)	2,150,000	2,154,386
Series MTN, 3 Month USD LIBOR + 0.37%, 1.68%, 3/12/2020 (a)	1,228,000	1,233,047
Series MTN, 3 Month USD LIBOR + 0.38%, 1.68%, 4/6/2018 (a)	2,050,000	2,053,259
Series MTN, 3 Month USD LIBOR + 0.44%, 1.74%, 10/18/2019 (a)	2,001,000	2,013,186
Series MTN, 1.80%, 9/8/2022 (a)	2,000,000	2,002,720
Series MTN, 3 Month USD LIBOR + 0.69%, 2.00%, 1/11/2022 (a)	1,300,000	1,315,301

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.82%, 2.14%, 2/19/2019 (a)	$1,832,000	$1,850,320
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.44%, 1.76%, 11/20/2017 (a) (b)	2,990,000	2,990,957
3 Month USD LIBOR + 0.47%, 1.79%, 5/22/2018 (a) (b)	600,000	600,456

		87,227,821

BANKS — 51.0%
ABN AMRO Bank NV 3 Month USD LIBOR + 0.64%, 1.94%, 1/18/2019 (a) (b)	5,450,000	5,479,539
ANZ New Zealand Int’l, Ltd. 3 Month USD LIBOR + 1.00%, 2.31%, 1/25/2022 (a) (b)	1,000,000	1,011,310
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.44%, 1.74%, 1/16/2018 (a) (b)	2,000,000	2,002,240
3 Month USD LIBOR + 0.50%, 1.82%, 8/19/2020 (a) (b)	1,700,000	1,705,508
3 Month USD LIBOR + 0.56%, 1.88%, 5/15/2018 (a)	2,640,000	2,647,920
3 Month USD LIBOR + 0.66%, 1.99%, 9/23/2019 (a) (b)	3,300,000	3,324,090
3 Month USD LIBOR + 0.71%, 2.03%, 5/19/2022 (a) (b)	2,000,000	2,007,640
3 Month USD LIBOR + 0.75%, 2.06%, 11/16/2018 (a) (b)	2,750,000	2,768,617
3 Month USD LIBOR + 0.87%, 2.18%, 11/23/2021 (a) (b)	1,800,000	1,819,998
3 Month USD LIBOR + 0.99%, 2.31%, 6/1/2021 (a) (b)	1,600,000	1,624,736
Banco Santander SA 3 Month USD LIBOR + 1.56%, 2.87%, 4/11/2022 (a)	2,100,000	2,161,593
Bank Nederlandse Gemeenten NV 3 Month USD LIBOR + 0.10%, 1.40%, 7/14/2020 (a) (b)	3,000,000	3,002,430
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 2.34%, 1/15/2019 (a)	4,327,000	4,370,833
Series GMTN, 3 Month USD LIBOR + 0.66%, 1.97%, 7/21/2021 (a)	3,200,000	3,208,992
Series GMTN, 3 Month USD LIBOR + 1.42%, 2.73%, 4/19/2021 (a)	2,595,000	2,668,490
Series MTN, 1.97%, 10/1/2021 (a)	1,700,000	1,704,488
Series MTN, 3 Month USD LIBOR + 0.87%, 2.21%, 4/1/2019 (a)	2,153,000	2,171,645
Series MTN, 3 Month USD LIBOR + 1.07%, 2.39%, 3/22/2018 (a)	4,069,000	4,086,212
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.76%, 2.08%, 12/7/2018 (a)	500,000	503,360
Bank of Montreal:
Series MTN, 1.57%, 9/11/2019 (a)	1,700,000	1,699,966

Series MTN, 3 Month USD LIBOR + 0.44%, 1.76%, 6/15/2020 (a)	3,500,000	3,506,825
Series MTN, 3 Month USD LIBOR + 0.60%, 1.90%, 4/9/2018 (a)	1,450,000	1,453,683
Series MTN, 3 Month USD LIBOR + 0.61%, 1.92%, 7/31/2018 (a)	1,826,000	1,833,121
Series MTN, 1.95%, 9/11/2022 (a)	1,700,000	1,701,275
Series MTN, 3 Month USD LIBOR + 0.65%, 1.95%, 7/18/2019 (a)	1,670,000	1,681,556
Series MTN, 3 Month USD LIBOR + 0.79%, 2.11%, 8/27/2021 (a)	1,744,000	1,761,300
Bank of New York Mellon Corp.:
3 Month USD LIBOR + 0.38%, 1.70%, 5/22/2018 (a)	982,000	984,111
Series 1, 3 Month USD LIBOR + 0.44%, 1.76%, 3/6/2018 (a)	371,000	371,672
Series MTN, 3 Month USD LIBOR + 0.48%, 1.80%, 9/11/2019 (a)	1,640,000	1,651,218
Series MTN, 3 Month USD LIBOR + 0.56%, 1.87%, 8/1/2018 (a)	2,601,000	2,612,366
Series MTN, 3 Month USD LIBOR + 0.87%, 2.18%, 8/17/2020 (a)	1,500,000	1,523,310
Bank of Nova Scotia:
3 Month USD LIBOR + 0.47%, 1.79%, 6/11/2018 (a)	2,050,000	2,054,940
3 Month USD LIBOR + 0.62%, 1.94%, 12/5/2019 (a)	1,787,000	1,800,331
3 Month USD LIBOR + 0.64%, 1.96%, 3/7/2022 (a)	1,700,000	1,701,751
3 Month USD LIBOR + 0.83%, 2.13%, 1/15/2019 (a)	1,604,000	1,616,848
Series BKNT, 3 Month USD LIBOR + 0.39%, 1.69%, 7/14/2020 (a)	1,700,000	1,700,833
Series BKNT, 1.94%, 9/19/2022 (a)	1,700,000	1,702,006
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 Month USD LIBOR + 0.55%, 1.87%, 3/5/2018 (a) (b)	2,800,000	2,804,704
3 Month USD LIBOR + 1.02%, 2.34%, 9/14/2018 (a) (b)	1,333,000	1,342,398
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 1.80%, 7/20/2020 (a) (b)	1,700,000	1,703,519
3 Month USD LIBOR + 0.73%, 2.04%, 7/20/2022 (a) (b)	1,700,000	1,703,196
Barclays Bank PLC Series GMTN, 3 Month USD LIBOR + 0.55%, 1.86%, 8/7/2019 (a)	500,000	500,999
Barclays PLC 3 Month USD LIBOR + 2.11%, 3.42%, 8/10/2021 (a)	4,237,000	4,428,046
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.57%, 1.89%, 6/15/2020 (a)	2,011,000	2,021,055
Series MTN, 3 Month USD LIBOR + 0.66%, 1.97%, 2/1/2019 (a)	1,500,000	1,509,795
Series MTN, 3 Month USD LIBOR + 0.65%, 1.99%, 4/1/2022 (a)	2,000,000	2,011,680
Series MTN, 3 Month USD LIBOR + 0.86%, 2.18%, 6/15/2018 (a)	2,355,000	2,365,880

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

BPCE SA 3 Month USD LIBOR + 1.22%, 2.54%, 5/22/2022 (a) (b)	$1,500,000	$1,519,725
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 1.75%, 1/15/2020 (a)	2,480,000	2,487,490
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.52%, 1.84%, 9/6/2019 (a)	2,800,000	2,813,412
3 Month USD LIBOR + 0.72%, 2.04%, 6/16/2022 (a)	1,700,000	1,706,137
Series BKNT, 3 Month USD LIBOR + 0.31%, 1.65%, 10/5/2020 (a)	2,500,000	2,499,975
Capital One Financial Corp.:
3 Month USD LIBOR + 0.76%, 2.07%, 5/12/2020 (a)	1,877,000	1,885,109
3 Month USD LIBOR + 0.95%, 2.27%, 3/9/2022 (a)	1,549,000	1,547,575
Capital One NA/Mclean:
3 Month USD LIBOR + 0.77%, 2.08%, 9/13/2019 (a)	1,900,000	1,912,179
Series BKNT, 3 Month USD LIBOR + 0.68%, 1.99%, 2/5/2018 (a)	1,675,000	1,676,692
Series BKNT, 3 Month USD LIBOR + 0.82%, 2.13%, 8/8/2022 (a)	1,000,000	996,250
Series BKNT, 3 Month USD LIBOR + 1.15%, 2.46%, 8/17/2018 (a)	1,210,000	1,217,260
Citibank NA:
3 Month USD LIBOR + 0.23%, 1.54%, 11/9/2018 (a)	7,700,000	7,708,316
3 Month USD LIBOR + 0.34%, 1.67%, 3/20/2019 (a)	4,000,000	4,005,920
Series BKNT, 3 Month USD LIBOR + 0.50%, 1.81%, 6/12/2020 (a)	1,900,000	1,907,524
Series FRN, 1.58%, 9/18/2019 (a)	1,700,000	1,700,816
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 2.01%, 4/27/2018 (a)	4,800,000	4,810,848
3 Month USD LIBOR + 0.70%, 2.02%, 11/24/2017 (a)	1,540,000	1,541,232
3 Month USD LIBOR + 0.79%, 2.09%, 1/10/2020 (a)	4,832,000	4,876,841
3 Month USD LIBOR + 0.86%, 2.18%, 12/7/2018 (a)	1,800,000	1,811,052
3 Month USD LIBOR + 0.88%, 2.19%, 7/30/2018 (a)	4,400,000	4,422,528
3 Month USD LIBOR + 0.93%, 2.25%, 6/7/2019 (a)	3,772,000	3,809,418
3 Month USD LIBOR + 0.96%, 2.27%, 4/25/2022 (a)	4,020,000	4,047,698
3 Month USD LIBOR + 1.05%, 2.36%, 11/8/2017 (a)	2,000,000	2,001,420
3 Month USD LIBOR + 1.07%, 2.39%, 12/8/2021 (a)	2,000,000	2,027,380
3 Month USD LIBOR + 1.19%, 2.50%, 8/2/2021 (a)	3,100,000	3,152,514
3 Month USD LIBOR + 1.31%, 2.62%, 10/26/2020 (a)	1,000,000	1,021,440

3 Month USD LIBOR + 1.38%, 2.71%, 3/30/2021 (a)	3,500,000	3,587,955
3 Month USD LIBOR + 1.70%, 3.02%, 5/15/2018 (a)	2,250,000	2,270,497
Citizens Bank NA 3 Month USD LIBOR + 0.54%, 1.86%, 3/2/2020 (a)	1,550,000	1,551,752
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 1.71%, 3/12/2018 (a) (b)	2,039,000	2,041,855
1.72%, 9/18/2020 (a) (b)	1,700,000	1,700,799
3 Month USD LIBOR + 0.45%, 1.77%, 3/10/2020 (a) (b)	2,950,000	2,956,136
3 Month USD LIBOR + 0.64%, 1.95%, 11/7/2019 (a) (b)	1,600,000	1,611,072
2.00%, 9/18/2022 (a) (b)	1,700,000	1,702,754
3 Month USD LIBOR + 0.70%, 2.02%, 3/10/2022 (a) (b) (c)	2,300,000	2,307,567
3 Month USD LIBOR + 0.79%, 2.10%, 11/2/2018 (a) (b)	2,645,000	2,664,044
3 Month USD LIBOR + 0.83%, 2.15%, 9/6/2021 (a) (b)	1,320,000	1,332,461
3 Month USD LIBOR + 1.06%, 2.38%, 3/15/2019 (a) (b)	1,300,000	1,315,392
Series REGS, 3 Month USD LIBOR + 0.64%, 1.95%, 11/7/2019 (a)	300,000	302,076
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.83%, 2.13%, 1/10/2022 (a)	2,465,000	2,491,992
Series BKNT, 3 Month USD LIBOR + 0.51%, 1.82%, 8/9/2019 (a)	1,600,000	1,610,016
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 2.10%, 4/15/2019 (a) (b)	1,100,000	1,109,317
3 Month USD LIBOR + 0.97%, 2.29%, 6/10/2020 (a) (b)	1,000,000	1,015,080
3 Month USD LIBOR + 1.18%, 2.52%, 7/1/2021 (a) (b)	750,000	766,793
3 Month USD LIBOR + 1.43%, 2.73%, 1/10/2022 (a) (b)	1,000,000	1,021,630
Credit Suisse AG Series GMTN, 3 Month USD LIBOR + 0.69%, 2.00%, 1/29/2018 (a)	2,851,000	2,856,502
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 3.59%, 4/16/2021 (a)	3,600,000	3,782,772
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 1.83%, 3/2/2020 (a) (b)	2,475,000	2,481,955
3 Month USD LIBOR + 0.58%, 1.90%, 9/6/2019 (a) (b)	1,556,000	1,563,951
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.50%, 1.80%, 7/16/2019 (a) (b)	670,000	671,159
3 Month USD LIBOR + 0.49%, 1.81%, 6/8/2020 (a) (b)	3,000,000	3,004,440
3 Month USD LIBOR + 0.62%, 1.93%, 7/25/2022 (a) (b)	2,000,000	2,008,340

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Deutsche Bank AG:
3 Month USD LIBOR + 0.68%, 1.99%, 2/13/2018 (a)	$3,650,000	$3,654,015
3 Month USD LIBOR + 0.97%, 2.27%, 7/13/2020 (a)	3,000,000	3,009,390
3 Month USD LIBOR + 1.31%, 2.63%, 8/20/2020 (a)	703,000	710,993
3 Month USD LIBOR + 1.45%, 2.75%, 1/18/2019 (a) (c)	3,800,000	3,844,194
3 Month USD LIBOR + 1.91%, 3.22%, 5/10/2019 (a)	1,422,000	1,451,976
DNB Bank ASA 1.71%, 10/2/2020 (a) (b)	1,700,000	1,700,969
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 2.06%, 12/27/2020 (a)	3,500,000	3,509,870
3 Month USD LIBOR + 0.80%, 2.12%, 12/13/2019 (a)	2,500,000	2,519,775
3 Month USD LIBOR + 1.02%, 2.33%, 10/23/2019 (a)	2,900,000	2,935,409
3 Month USD LIBOR + 1.04%, 2.35%, 4/25/2019 (a)	1,795,000	1,813,309
3 Month USD LIBOR + 1.11%, 2.42%, 4/26/2022 (a)	6,175,000	6,240,084
3 Month USD LIBOR + 1.16%, 2.47%, 4/23/2020 (a)	4,500,000	4,572,765
3 Month USD LIBOR + 1.17%, 2.49%, 11/15/2021 (a)	4,350,000	4,408,116
3 Month USD LIBOR + 1.20%, 2.52%, 9/15/2020 (a)	2,350,000	2,394,438
3 Month USD LIBOR + 1.36%, 2.67%, 4/23/2021 (a)	3,265,000	3,336,503
Series 1, 3 Month USD LIBOR + 1.20%, 2.51%, 4/30/2018 (a)	6,086,000	6,120,508
Series FRN, 3 Month USD LIBOR + 1.77%, 3.09%, 2/25/2021 (a) (c)	2,487,000	2,578,994
Series MTN, 3 Month USD LIBOR + 0.80%, 2.12%, 12/15/2017 (a)	4,187,000	4,192,234
Series MTN, 3 Month USD LIBOR + 1.10%, 2.42%, 11/15/2018 (a)	8,551,000	8,629,413
HSBC Bank PLC 3 Month USD LIBOR + 0.64%, 1.96%, 5/15/2018 (a) (b)	2,575,000	2,583,446
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 2.80%, 1/5/2022 (a)	3,560,000	3,677,160
3 Month USD LIBOR + 1.66%, 2.98%, 5/25/2021 (a)	3,564,000	3,690,522
3 Month USD LIBOR + 2.24%, 3.56%, 3/8/2021 (a)	4,350,000	4,575,634
HSBC USA, Inc.:
3 Month USD LIBOR + 0.34%, 1.65%, 11/13/2017 (a)	1,600,000	1,600,496
3 Month USD LIBOR + 0.61%, 1.92%, 11/13/2019 (a)	300,000	300,648
Huntington National Bank 3 Month USD LIBOR + 0.51%, 1.83%, 3/10/2020 (a)	1,600,000	1,607,728

Industrial & Commercial Bank of China, Ltd. Series MTN, 3 Month USD LIBOR + 1.19%, 2.50%, 11/13/2017 (a) (c)	1,400,000	1,400,980
ING Bank NV:
3 Month USD LIBOR + 0.55%, 1.87%, 3/16/2018 (a) (b)	2,000,000	2,003,900
3 Month USD LIBOR + 0.69%, 2.03%, 10/1/2019 (a) (b)	1,500,000	1,509,345
3 Month USD LIBOR + 0.78%, 2.09%, 8/17/2018 (a) (b)	1,250,000	1,256,675
3 Month USD LIBOR + 1.13%, 2.45%, 3/22/2019 (a) (b)	1,700,000	1,721,335
ING Groep NV 3 Month USD LIBOR + 1.15%, 2.48%, 3/29/2022 (a)	3,314,000	3,371,266
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 1.87%, 3/9/2021 (a)	6,350,000	6,355,270
3 Month USD LIBOR + 0.68%, 2.00%, 6/1/2021 (a)	3,600,000	3,614,724
3 Month USD LIBOR + 0.84%, 2.16%, 3/22/2019 (a)	1,700,000	1,713,936
3 Month USD LIBOR + 0.90%, 2.21%, 1/25/2018 (a)	7,166,000	7,184,560
3 Month USD LIBOR + 0.96%, 2.27%, 1/23/2020 (a)	4,061,000	4,122,768
3 Month USD LIBOR + 1.10%, 2.42%, 6/7/2021 (a)	2,600,000	2,649,426
3 Month USD LIBOR + 1.21%, 2.52%, 10/29/2020 (a)	3,550,000	3,633,744
3 Month USD LIBOR + 1.48%, 2.80%, 3/1/2021 (a)	2,900,000	2,991,959
Series 1, 3 Month USD LIBOR + 0.63%, 1.94%, 1/28/2019 (a)	2,700,000	2,714,850
Series MTN, 3 Month USD LIBOR + 0.55%, 1.86%, 4/25/2018 (a)	4,030,000	4,040,156
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.45%, 1.78%, 9/21/2018 (a)	3,060,000	3,067,375
3 Month USD LIBOR + 0.59%, 1.92%, 9/23/2019 (a)	2,223,000	2,238,405
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 2.02%, 4/5/2020 (a) (b)	1,400,000	1,397,242
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 1.12%, 2.43%, 7/29/2020 (a) (b)	800,000	812,776
3 Month USD LIBOR + 1.18%, 2.48%, 1/15/2019 (a) (b)	1,470,000	1,485,170
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 2.10%, 7/25/2022 (a)	3,700,000	3,706,808
3 Month USD LIBOR + 0.92%, 2.24%, 2/22/2022 (a)	2,326,000	2,344,096
3 Month USD LIBOR + 1.06%, 2.38%, 9/13/2021 (a)	3,800,000	3,854,530
3 Month USD LIBOR + 1.88%, 3.20%, 3/1/2021 (a)	1,850,000	1,922,798

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Mizuho Bank, Ltd.:
3 Month USD LIBOR + 0.64%, 1.97%, 3/26/2018 (a) (b)	$1,570,000	$1,573,564
3 Month USD LIBOR + 1.19%, 2.50%, 10/20/2018 (a) (b)	900,000	908,820
Mizuho Financial Group, Inc.:
2.20%, 9/11/2022 (a)	5,000,000	5,010,550
3 Month USD LIBOR + 0.94%, 2.26%, 2/28/2022 (a)	1,600,000	1,608,032
3 Month USD LIBOR + 1.14%, 2.46%, 9/13/2021 (a)	3,706,000	3,759,922
3 Month USD LIBOR + 1.48%, 2.78%, 4/12/2021 (a) (b)	1,700,000	1,743,333
Morgan Stanley:
3 Month USD LIBOR + 0.74%, 2.04%, 1/5/2018 (a)	2,585,000	2,588,800
3 Month USD LIBOR + 0.85%, 2.16%, 1/24/2019 (a)	5,380,000	5,416,853
3 Month USD LIBOR + 0.93%, 2.24%, 7/22/2022 (a)	6,700,000	6,725,192
3 Month USD LIBOR + 0.98%, 2.30%, 6/16/2020 (a)	1,750,000	1,771,263
3 Month USD LIBOR + 1.14%, 2.46%, 1/27/2020 (a)	2,780,000	2,822,868
3 Month USD LIBOR + 1.18%, 2.49%, 1/20/2022 (a)	10,200,000	10,343,310
Series 3NC2, 3 Month USD LIBOR + 0.80%, 2.11%, 2/14/2020 (a)	10,500,000	10,549,035
Series GMTN, 3 Month USD LIBOR + 1.28%, 2.59%, 4/25/2018 (a)	5,890,000	5,925,811
Series GMTN, 3 Month USD LIBOR + 1.38%, 2.69%, 2/1/2019 (a)	1,850,000	1,875,327
Series GMTN, 3 Month USD LIBOR + 1.40%, 2.71%, 4/21/2021 (a)	2,914,000	2,991,775
Series MTN, 3 Month USD LIBOR + 0.74%, 2.05%, 7/23/2019 (a)	3,800,000	3,825,422
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.51%, 1.83%, 5/22/2020 (a) (b)	1,700,000	1,706,307
3 Month USD LIBOR + 0.64%, 1.95%, 7/23/2018 (a) (b)	2,200,000	2,209,152
3 Month USD LIBOR + 0.72%, 2.04%, 5/22/2022 (a) (b)	1,700,000	1,706,477
3 Month USD LIBOR + 0.78%, 2.08%, 1/14/2019 (a) (b)	1,450,000	1,460,426
3 Month USD LIBOR + 0.89%, 2.19%, 1/10/2022 (a) (b)	1,700,000	1,717,476
3 Month USD LIBOR + 1.00%, 2.30%, 7/12/2021 (a) (b)	2,060,000	2,092,754
Series REGS, 3 Month USD LIBOR + 1.00%, 2.30%, 7/12/2021 (a)	1,000,000	1,015,900
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 2.16%, 12/14/2018 (a)	700,000	705,131
Series MTN, 3 Month USD LIBOR + 0.56%, 1.87%, 6/12/2020 (a)	2,200,000	2,209,966

Series MTN, 3 Month USD LIBOR + 0.60%, 1.90%, 1/17/2020 (a)	1,000,000	1,005,040
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 1.32%, 2/8/2019 (a) (b)	1,750,000	1,749,720
3 Month USD LIBOR + 0.12%, 1.42%, 10/13/2017 (a) (b)	1,400,000	1,400,084
3 Month USD LIBOR + 0.23%, 1.54%, 2/14/2018 (a) (b)	6,055,000	6,060,389
Nordea Bank AB:
3 Month USD LIBOR + 0.47%, 1.79%, 5/29/2020 (a) (b)	3,100,000	3,112,462
3 Month USD LIBOR + 0.84%, 2.16%, 9/17/2018 (a) (b)	1,180,000	1,187,953
PNC Bank NA:
3 Month USD LIBOR + 0.40%, 1.72%, 12/7/2018 (a)	1,550,000	1,555,007
3 Month USD LIBOR + 0.50%, 1.81%, 7/27/2022 (a)	1,700,000	1,698,181
Series BKNT, 3 month USD LIBOR + 0.36%, 1.68%, 5/19/2020 (a)	2,500,000	2,509,850
Series MTN, 3 Month USD LIBOR + 0.42%, 1.74%, 6/1/2018 (a)	2,500,000	2,506,775
PNC Financial Services Group Inc 3 Month USD LIBOR + 0.25%, 1.56%, 8/7/2018 (a)	1,205,000	1,206,313
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.38%, 1.70%, 3/2/2020 (a)	3,000,000	3,005,490
Series GMTN, 3 Month USD LIBOR + 0.45%, 1.75%, 1/10/2019 (a)	2,131,000	2,138,096
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.79%, 7/29/2019 (a)	993,000	997,578
Series GMTN, 3 Month USD LIBOR + 0.52%, 1.84%, 3/6/2020 (a)	3,230,000	3,251,318
Series GMTN, 3 Month USD LIBOR + 0.53%, 1.85%, 3/15/2019 (a)	2,265,000	2,275,170
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.85%, 7/30/2018 (a)	1,000,000	1,003,550
Series GMTN, 3 Month USD LIBOR + 0.71%, 2.01%, 4/15/2019 (a)	1,281,000	1,290,748
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.04%, 2/1/2022 (a)	1,700,000	1,712,699
Series MTN, 1.56%, 8/29/2019 (a)	1,700,000	1,700,867
Santander UK PLC 3 Month USD LIBOR + 1.48%, 2.80%, 3/14/2019 (a)	845,000	859,247
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.57%, 1.89%, 9/13/2019 (a) (b)	2,000,000	2,012,360
Societe Generale SA 3 Month USD LIBOR + 1.33%, 2.63%, 4/8/2021 (a) (b)	1,200,000	1,227,864
Standard Chartered PLC 3 Month USD LIBOR + 1.13%, 2.45%, 8/19/2019 (a) (b)	2,000,000	2,022,760
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.58%, 1.88%, 1/16/2018 (a)	4,200,000	4,205,334

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.67%, 1.98%, 10/19/2018 (a)	$1,250,000	$1,255,713
Series 2FRN, 3 Month USD LIBOR + 0.54%, 1.85%, 1/11/2019 (a) (c)	1,493,000	1,498,972
Series GMTN, 3 Month USD LIBOR + 0.74%, 2.05%, 7/23/2018 (a)	1,950,000	1,958,560
Series MTN, 3 Month USD LIBOR + 0.94%, 2.24%, 1/18/2019 (a)	1,700,000	1,714,637
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.78%, 2.08%, 7/12/2022 (a)	1,700,000	1,700,833
3 Month USD LIBOR + 1.11%, 2.41%, 7/14/2021 (a)	3,300,000	3,345,771
3 Month USD LIBOR + 1.14%, 2.45%, 10/19/2021 (a)	2,089,000	2,121,609
3 Month USD LIBOR + 1.68%, 3.00%, 3/9/2021 (a)	1,800,000	1,859,994
Sumitomo Mitsui Trust Bank, Ltd.:
1.76%, 9/19/2019 (a) (b)	1,700,000	1,700,969
3 Month USD LIBOR + 0.51%, 1.83%, 3/6/2019 (a) (b)	1,600,000	1,603,216
3 Month USD LIBOR + 0.91%, 2.21%, 10/18/2019 (a) (b)	1,000,000	1,009,290
SunTrust Bank 3 Month USD LIBOR + 0.53%, 1.84%, 1/31/2020 (a)	800,000	804,264
Svenska Handelsbanken AB:
1.68%, 9/8/2020 (a)	2,000,000	2,003,760
3 Month USD LIBOR + 0.49%, 1.81%, 6/17/2019 (a)	2,530,000	2,541,436
Series BKNT, 3 Month USD LIBOR + 0.49%, 1.81%, 9/6/2019 (a)	1,834,000	1,842,510
Swedbank AB 3 Month USD LIBOR + 0.70%, 2.02%, 3/14/2022 (a) (b)	2,100,000	2,114,007
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.78%, 7/2/2019 (a)	1,750,000	1,756,615
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.85%, 7/23/2018 (a)	2,700,000	2,710,044
Series MTN, 3 Month USD LIBOR + 0.42%, 1.72%, 1/18/2019 (a)	3,329,000	3,339,153
Series MTN, 3 Month USD LIBOR + 0.55%, 1.86%, 4/30/2018 (a)	2,735,000	2,742,357
Series MTN, 3 Month USD LIBOR + 0.56%, 1.87%, 11/5/2019 (a)	1,000,000	1,006,470
Series MTN, 3 Month USD LIBOR + 0.84%, 2.15%, 1/22/2019 (a)	1,695,000	1,709,492
Series MTN, 3 Month USD LIBOR + 1.00%, 2.30%, 4/7/2021 (a)	2,326,000	2,373,404
UBS AG:
3 Month USD LIBOR + 0.58%, 1.90%, 6/8/2020 (a) (b)	6,700,000	6,727,001
Series BKNT, 3 Month USD LIBOR + 0.64%, 1.95%, 8/14/2019 (a)	1,250,000	1,258,388
Series GMTN, 3 Month USD LIBOR + 0.70%, 2.03%, 3/26/2018 (a)	3,808,000	3,819,043
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 1.44%, 2.77%, 9/24/2020 (a) (b) (c)	750,000	765,428

3 Month USD LIBOR + 1.53%, 2.84%, 2/1/2022 (a) (b)	2,900,000	2,986,014
3 Month USD LIBOR + 1.78%, 3.08%, 4/14/2021 (a) (b)	3,350,000	3,465,307
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49%, 1.81%, 11/15/2018 (a)	1,875,000	1,881,938
US Bank NA:
3 Month USD LIBOR + 0.32%, 1.63%, 1/24/2020 (a)	2,450,000	2,452,131
Series BKNT, 3 Month USD LIBOR + 0.15%, 1.47%, 5/24/2019 (a)	3,800,000	3,801,862
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.61%, 1/26/2018 (a)	2,050,000	2,051,455
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.79%, 10/28/2019 (a)	1,500,000	1,508,865
Series BKNT, 3 Month USD LIBOR + 0.58%, 1.89%, 1/29/2018 (a)	1,750,000	1,752,450
Wells Fargo & Co.:
3 Month USD LIBOR + 0.40%, 1.72%, 9/14/2018 (a)	1,910,000	1,915,577
3 Month USD LIBOR + 0.46%, 1.77%, 4/22/2019 (a)	1,800,000	1,805,976
3 Month USD LIBOR + 0.63%, 1.94%, 4/23/2018 (a)	4,570,000	4,584,533
3 Month USD LIBOR + 0.93%, 2.24%, 2/11/2022 (a)	6,606,000	6,660,037
3 Month USD LIBOR + 1.03%, 2.34%, 7/26/2021 (a)	4,700,000	4,812,941
3 Month USD LIBOR + 1.34%, 2.66%, 3/4/2021 (a)	4,850,000	4,999,186
Series MTN, 3 Month USD LIBOR + 0.88%, 2.19%, 7/22/2020 (a)	1,918,000	1,945,274
Series MTN, 3 Month USD LIBOR + 1.01%, 2.33%, 12/7/2020 (a)	1,500,000	1,527,945
Series N, 3 Month USD LIBOR + 0.68%, 1.99%, 1/30/2020 (a)	2,200,000	2,218,392
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.60%, 1.92%, 5/24/2019 (a) (c)	2,200,000	2,213,596
Series BKNT, 3 Month USD LIBOR + 0.74%, 2.05%, 1/22/2018 (a)	7,000,000	7,014,630
Series MTN, 3 Month USD LIBOR + 0.50%, 1.82%, 11/28/2018 (a)	1,600,000	1,605,760
Series MTN, 3 Month USD LIBOR + 0.65%, 1.97%, 12/6/2019 (a)	2,600,000	2,621,502
Westpac Banking Corp.:
3 Month USD LIBOR + 0.37%, 1.69%, 12/1/2017 (a)	399,000	399,235
3 Month USD LIBOR + 0.43%, 1.75%, 3/6/2020 (a)	2,450,000	2,454,483
3 Month USD LIBOR + 0.43%, 1.75%, 5/25/2018 (a)	2,375,000	2,380,344
3 Month USD LIBOR + 0.56%, 1.88%, 8/19/2019 (a)	2,000,000	2,010,560
3 Month USD LIBOR + 0.71%, 2.04%, 6/28/2022 (a) (c)	1,900,000	1,907,258

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.74%, 2.05%, 7/30/2018 (a)	$2,162,000	$2,173,048
3 Month USD LIBOR + 0.74%, 2.05%, 11/23/2018 (a)	2,635,000	2,652,470
3 Month USD LIBOR + 0.85%, 2.16%, 1/11/2022 (a)	2,200,000	2,221,538
3 Month USD LIBOR + 0.85%, 2.17%, 8/19/2021 (a)	1,770,000	1,788,620

		650,679,950

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 2.57%, 2/1/2021 (a)	2,630,000	2,713,871
Anheuser-Busch InBev Worldwide, Inc. 3 Month USD LIBOR + 0.69%, 2.00%, 8/1/2018 (a)	1,000,000	1,005,020
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 1.35%, 5/2/2019 (a)	1,300,000	1,299,623
3 Month USD LIBOR + 0.37%, 1.68%, 5/2/2022 (a) (c)	1,600,000	1,605,728
3 Month USD LIBOR + 0.59%, 1.91%, 2/22/2019 (a)	3,400,000	3,424,752

		10,048,994

BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 1.63%, 5/10/2019 (a)	1,500,000	1,504,575
3 Month USD LIBOR + 0.45%, 1.76%, 5/11/2020 (a)	1,000,000	1,004,490
Gilead Sciences, Inc. 1.58%, 9/20/2019 (a)	1,700,000	1,703,655

		4,212,720

CHEMICALS — 0.3%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 1.84%, 5/1/2020 (a)	3,234,000	3,259,031

COMMERCIAL SERVICES — 0.1%
Moody’s Corp. 3 Month USD LIBOR + 0.35%, 1.67%, 9/4/2018 (a)	1,550,000	1,553,038

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 0.65%, 1.97%, 5/22/2020 (a)	1,300,000	1,304,056

DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.59%, 1.91%, 5/22/2018 (a)	2,950,000	2,958,024
3 Month USD LIBOR + 0.61%, 1.92%, 8/1/2022 (a)	1,500,000	1,497,540
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 1.87%, 3/18/2019 (a)	3,279,000	3,298,510
Series F, 3 Month USD LIBOR + 1.05%, 2.37%, 9/14/2020 (a)	1,100,000	1,118,612

Series GMTN, 3 Month USD LIBOR + 0.49%, 1.81%, 8/15/2019 (a)	1,840,000	1,848,114
Series MTN, 3 Month USD LIBOR + 0.33%, 1.64%, 5/3/2019 (a)	1,400,000	1,403,290
Series MTN, 3 Month USD LIBOR + 0.43%, 1.75%, 3/3/2020 (a)	1,900,000	1,904,066
Series MTN, 3 Month USD LIBOR + 0.61%, 1.92%, 7/31/2018 (a)	2,104,000	2,111,280
Series MTN, 3 Month USD LIBOR + 0.70%, 2.02%, 3/3/2022 (a)	1,300,000	1,307,228
Series MTN, 3 Month USD LIBOR + 0.73%, 2.05%, 5/26/2020 (a)	1,700,000	1,713,209
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 1.81%, 1/14/2019 (a)	600,000	603,325
Series GMTN, 3 Month USD LIBOR + 0.62%, 1.92%, 1/9/2020 (a)	470,000	475,363
Series MTN, 3 Month USD LIBOR + 0.27%, 1.58%, 8/7/2018 (a)	1,007,000	1,008,803
Protective Life Global Funding 3 Month USD LIBOR + 0.55%, 1.87%, 6/8/2018 (a) (b)	175,000	175,560
Synchrony Financial 3 Month USD LIBOR + 1.40%, 2.71%, 11/9/2017 (a)	2,490,000	2,492,490
USAA Capital Corp. 3 Month USD LIBOR + 0.23%, 1.54%, 2/1/2019 (a) (b)	1,000,000	1,001,020

		24,916,434

ELECTRIC — 0.2%
Dominion Energy, Inc. 3 Month USD LIBOR + 0.55%, 1.87%, 6/1/2019 (a) (b) (c)	1,700,000	1,703,434
Duke Energy Progress LLC 1.50%, 9/8/2020 (a)	1,100,000	1,099,263

		2,802,697

FOOD — 1.0%
Kraft Heinz Foods Co.:
1.73%, 8/9/2019 (a)	1,750,000	1,751,942
1.88%, 2/10/2021 (a)	1,750,000	1,751,173
2.13%, 8/10/2022 (a)	1,750,000	1,752,520
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 1.92%, 10/28/2019 (a) (b)	2,300,000	2,309,108
Mondelez International, Inc. 3 Month USD LIBOR + 0.52%, 1.83%, 2/1/2019 (a)	700,000	701,309
Tyson Foods, Inc.:
1.76%, 8/21/2020 (a)	1,700,000	1,702,312
3 Month USD LIBOR + 0.45%, 1.77%, 5/30/2019 (a)	1,300,000	1,301,066
3 Month USD LIBOR + 0.55%, 1.87%, 6/2/2020 (a)	1,300,000	1,305,720

		12,575,150

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE PRODUCTS — 0.4%
Becton Dickinson and Co. 3 Month USD LIBOR + 1.03%, 2.35%, 6/6/2022 (a)	$2,500,000	$2,511,775
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 2.12%, 3/15/2020 (a)	2,100,000	2,132,319

		4,644,094

HEALTH CARE SERVICES — 0.1%
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 1.68%, 9/30/2019 (a) (b)	900,000	903,312

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 1.58%, 11/1/2019 (a)	1,276,000	1,281,078

HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15%, 1.46%, 1/25/2019 (a)	1,500,000	1,500,345
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 1.89%, 6/24/2022 (a) (b)	2,700,000	2,707,425

		4,207,770

INSURANCE — 2.3%
Athene Global Funding 3 Month USD LIBOR + 1.23%, 2.56%, 7/1/2022 (a) (b)	1,700,000	1,714,807
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 1.56%, 1/11/2019 (a)	3,250,000	3,257,670
3 Month USD LIBOR + 0.30%, 1.60%, 1/12/2018 (a)	2,069,000	2,070,717
3 Month USD LIBOR + 0.32%, 1.62%, 1/10/2020 (a)	1,377,000	1,382,618
3 Month USD LIBOR + 0.55%, 1.87%, 3/7/2018 (a)	3,888,000	3,897,526
3 Month USD LIBOR + 0.69%, 2.01%, 3/15/2019 (a)	2,314,000	2,335,196
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.25%, 1.58%, 12/27/2018 (a) (b)	1,500,000	1,501,515
3 Month USD LIBOR + 0.73%, 2.06%, 6/27/2022 (a) (b)	1,700,000	1,710,795
Metropolitan Life Global Funding I:
1.54%, 9/19/2019 (a) (b)	1,700,000	1,701,071
3 Month USD LIBOR + 0.34%, 1.66%, 9/14/2018 (a) (b)	600,000	601,458
3 Month USD LIBOR + 0.40%, 1.71%, 6/12/2020 (a) (b)	1,200,000	1,202,220
3 Month USD LIBOR + 0.43%, 1.75%, 12/19/2018 (a) (b)	2,200,000	2,209,372
New York Life Global Funding:
3 Month USD LIBOR + 0.27%, 1.57%, 4/9/2020 (a) (b)	1,600,000	1,604,080

3 Month USD LIBOR + 0.40%, 1.70%, 4/6/2018 (a) (b)	700,000	701,288
3 Month USD LIBOR + 0.52%, 1.84%, 6/10/2022 (a) (b)	200,000	201,374
Principal Life Global Funding II 3 Month USD LIBOR + 0.50%, 1.82%, 12/1/2017 (a) (b)	2,120,000	2,121,739
Prudential Financial, Inc. Series MTN, 3 Month USD LIBOR + 0.78%, 2.10%, 8/15/2018 (a)	1,300,000	1,307,462

		29,520,908

INTERNET — 0.3%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 1.79%, 8/1/2019 (a)	1,750,000	1,755,215
3 Month USD LIBOR + 0.87%, 2.18%, 1/30/2023 (a)	1,700,000	1,706,970

		3,462,185

IT SERVICES — 3.4%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.38%, 5/11/2020 (a)	1,912,000	1,911,178
3 Month USD LIBOR + 0.08%, 1.39%, 2/8/2019 (a)	1,820,000	1,821,638
3 Month USD LIBOR + 0.14%, 1.45%, 8/2/2019 (a)	1,800,000	1,803,132
3 Month USD LIBOR + 0.20%, 1.51%, 2/7/2020 (a)	1,925,000	1,929,928
3 Month USD LIBOR + 0.25%, 1.56%, 5/3/2018 (a)	4,659,000	4,666,082
3 Month USD LIBOR + 0.25%, 1.56%, 2/7/2020 (a)	1,745,000	1,751,823
3 Month USD LIBOR + 0.30%, 1.61%, 5/6/2020 (a)	600,000	603,348
3 Month USD LIBOR + 0.30%, 1.61%, 5/6/2019 (a)	3,936,000	3,953,161
3 Month USD LIBOR + 0.35%, 1.66%, 5/11/2022 (a)	2,700,000	2,717,199
3 Month USD LIBOR + 0.50%, 1.81%, 2/9/2022 (a)	3,316,000	3,357,881
3 Month USD LIBOR + 0.82%, 2.13%, 2/22/2019 (a)	1,922,000	1,943,373
3 Month USD LIBOR + 1.13%, 2.44%, 2/23/2021 (a)	2,982,000	3,074,442
DXC Technology Co. 2.27%, 3/1/2021 (a)	1,700,000	1,706,222
IBM Credit LLC:
1.47%, 9/6/2019 (a)	1,700,000	1,701,768
1.58%, 1/20/2021 (a)	1,700,000	1,699,728
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.50%, 2/6/2018 (a)	1,970,000	1,971,221
3 Month USD LIBOR + 0.23%, 1.55%, 1/27/2020 (a)	3,272,000	3,279,853
3 Month USD LIBOR + 0.37%, 1.68%, 2/12/2019 (a)	2,708,000	2,719,373

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.58%, 1.89%, 11/6/2021 (a)	$200,000	$202,060

		42,813,410

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series GMTN, 1.61%, 9/4/2020 (a)	1,700,000	1,702,091
Series MTN, 3 Month USD LIBOR + 0.18%, 1.50%, 12/6/2018 (a)	1,750,000	1,751,662
Series MTN, 3 Month USD LIBOR + 0.51%, 1.81%, 1/10/2020 (a)	1,000,000	1,006,380

		4,460,133

MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.29%, 1.61%, 6/22/2020 (a)	1,700,000	1,702,669
Series MTN, 3 Month USD LIBOR + 0.30%, 1.62%, 3/13/2020 (a)	1,900,000	1,904,465
Series MTN, 1.80%, 9/8/2022 (a)	1,700,000	1,702,091

		5,309,225

MEDIA — 1.3%
Discovery Communications LLC 2.04%, 9/20/2019 (a) (c)	1,700,000	1,710,132
NBCUniversal Enterprise, Inc.:
3 Month USD LIBOR + 0.40%, 1.74%, 4/1/2021 (a) (b)	5,350,000	5,356,367
3 Month USD LIBOR + 0.69%, 1.99%, 4/15/2018 (a) (b)	3,079,000	3,088,945
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 1.62%, 1/8/2019 (a)	1,400,000	1,405,208
Series MTN, 3 Month USD LIBOR + 0.13%, 1.45%, 3/4/2020 (a)	1,300,000	1,300,065
Series MTN, 3 Month USD LIBOR + 0.19%, 1.51%, 6/5/2020 (a)	2,020,000	2,021,899
Series MTN, 3 Month USD LIBOR + 0.39%, 1.71%, 3/4/2022 (a)	1,955,000	1,966,319

		16,848,935

MINING — 0.1%
Glencore Funding LLC 3 Month USD LIBOR + 1.36%, 2.66%, 1/15/2019 (a) (b)	900,000	908,982

MISCELLANEOUS MANUFACTURER — 0.7%
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.28%, 1.60%, 5/25/2018 (a) (b)	2,380,000	2,383,832
3 Month USD LIBOR + 0.32%, 1.64%, 9/13/2019 (a) (b)	2,200,000	2,207,260
3 Month USD LIBOR + 0.34%, 1.66%, 3/16/2020 (a) (b)	2,150,000	2,155,504
3 Month USD LIBOR + 0.61%, 1.93%, 3/16/2022 (a) (b)	1,900,000	1,912,483

		8,659,079

OIL & GAS — 4.7%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 1.66%, 8/14/2018 (a)	3,431,000	3,438,960

3 Month USD LIBOR + 0.63%, 1.96%, 9/26/2018 (a)	2,572,000	2,585,374
1.97%, 9/19/2022 (a) (c)	1,750,000	1,758,978
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 1.41%, 2/28/2019 (a)	2,234,000	2,235,028
3 Month USD LIBOR + 0.17%, 1.49%, 11/15/2017 (a)	2,786,000	2,786,752
3 Month USD LIBOR + 0.17%, 1.49%, 3/2/2018 (a)	2,126,000	2,127,488
3 Month USD LIBOR + 0.21%, 1.53%, 3/3/2020 (a) (c)	2,000,000	2,004,960
3 Month USD LIBOR + 0.36%, 1.67%, 11/9/2017 (a)	1,758,000	1,758,721
3 Month USD LIBOR + 0.41%, 1.73%, 11/15/2019 (a)	1,434,000	1,444,224
3 Month USD LIBOR + 0.48%, 1.80%, 3/3/2022 (a)	1,800,000	1,807,686
3 Month USD LIBOR + 0.50%, 1.81%, 5/16/2018 (a)	3,288,000	3,297,930
3 Month USD LIBOR + 0.53%, 1.85%, 11/15/2021 (a)	200,000	201,608
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 2.22%, 5/15/2022 (a)	1,800,000	1,833,894
EQT Corp. 2.10%, 10/1/2020 (a)	1,700,000	1,704,845
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.05%, 1.37%, 3/1/2018 (a)	1,950,000	1,950,565
3 Month USD LIBOR + 0.15%, 1.47%, 3/15/2019 (a)	1,400,000	1,402,226
3 Month USD LIBOR + 0.37%, 1.69%, 3/6/2022 (a)	464,000	467,048
3 Month USD LIBOR + 0.60%, 1.92%, 2/28/2018 (a)	3,934,000	3,943,953
Petroleos Mexicanos:
3 Month USD LIBOR + 2.02%, 3.32%, 7/18/2018 (a)	3,650,000	3,693,289
3 Month USD LIBOR + 3.65%, 4.97%, 3/11/2022 (a) (b)	300,000	326,280
Phillips 66:
3 Month USD LIBOR + 0.65%, 1.95%, 4/15/2019 (a) (b)	2,040,000	2,041,999
3 Month USD LIBOR + 0.75%, 2.05%, 4/15/2020 (a) (b)	1,600,000	1,601,792
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.66%, 9/12/2019 (a)	1,708,000	1,716,882
3 Month USD LIBOR + 0.45%, 1.76%, 5/11/2020 (a)	2,909,000	2,933,174
3 Month USD LIBOR + 0.58%, 1.89%, 11/10/2018 (a)	1,831,000	1,842,023
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92%, 2.22%, 4/10/2019 (a) (b)	600,000	603,400
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.51%, 11/9/2017 (a)	1,975,000	1,975,474

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.29%, 1.61%, 5/15/2018 (a)	$2,344,000	$2,347,985
3 Month USD LIBOR + 0.46%, 1.77%, 11/8/2018 (a)	2,354,000	2,363,675
Total Capital International SA 3 Month USD LIBOR + 0.57%, 1.88%, 8/10/2018 (a)	1,370,000	1,376,028

		59,572,241

PHARMACEUTICALS — 1.5%
Allergan Funding SCS:
3 Month USD LIBOR + 1.08%, 2.39%, 3/12/2018 (a)	2,300,000	2,308,096
3 Month USD LIBOR + 1.26%, 2.57%, 3/12/2020 (a)	1,854,000	1,887,465
AstraZeneca PLC 3 Month USD LIBOR + 0.53%, 1.84%, 11/16/2018 (a)	1,550,000	1,554,898
Baxalta, Inc. 3 Month USD LIBOR + 0.78%, 2.10%, 6/22/2018 (a)	2,287,000	2,295,164
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 2.09%, 6/15/2022 (a)	1,900,000	1,906,745
Johnson & Johnson 3 Month USD LIBOR + 0.27%, 1.59%, 3/1/2019 (a)	765,000	767,609
Merck & Co., Inc.:
3 Month USD LIBOR + 0.36%, 1.68%, 5/18/2018 (a)	3,894,000	3,902,528
3 Month USD LIBOR + 0.38%, 1.68%, 2/10/2020 (a)	2,595,000	2,611,322
Pfizer, Inc. 3 Month USD LIBOR + 0.30%, 1.62%, 6/15/2018 (a)	1,767,000	1,770,481

		19,004,308

RETAIL — 0.3%
Home Depot, Inc. 3 Month USD LIBOR + 0.15%, 1.47%, 6/5/2020 (a)	1,987,000	1,990,875
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.24%, 1.54%, 4/15/2019 (a)	750,000	752,222
3 Month USD LIBOR + 0.42%, 1.74%, 9/10/2019 (a)	1,095,000	1,102,588

		3,845,685

SEMICONDUCTORS — 1.0%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 1.39%, 5/11/2020 (a)	3,300,000	3,298,317
3 Month USD LIBOR + 0.35%, 1.66%, 5/11/2022 (a)	2,200,000	2,205,588
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.36%, 1.68%, 5/20/2019 (a)	2,582,000	2,592,018
3 Month USD LIBOR + 0.45%, 1.77%, 5/20/2020 (a)	2,300,000	2,313,800
3 Month USD LIBOR + 0.73%, 2.04%, 1/30/2023 (a)	1,750,000	1,758,435

		12,168,158

SOFTWARE — 0.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 1.81%, 10/8/2019 (a) (c)	1,650,000	1,664,272
3 Month USD LIBOR + 0.58%, 1.88%, 1/15/2019 (a)	2,710,000	2,728,618

		4,392,890

TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 1.95%, 1/15/2020 (a)	3,653,000	3,671,703
3 Month USD LIBOR + 0.67%, 1.99%, 3/11/2019 (a)	1,400,000	1,406,636
3 Month USD LIBOR + 0.91%, 2.23%, 11/27/2018 (a)	1,566,000	1,578,230
3 Month USD LIBOR + 0.95%, 2.25%, 7/15/2021 (a)	5,975,000	6,045,445
3 Month USD LIBOR + 0.93%, 2.26%, 6/30/2020 (a)	2,368,000	2,397,458
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.63%, 6/15/2018 (a)	2,440,000	2,444,831
3 Month USD LIBOR + 0.34%, 1.67%, 9/20/2019 (a)	2,700,000	2,714,229
3 Month USD LIBOR + 0.50%, 1.82%, 3/1/2019 (a) (c)	1,456,000	1,465,566
3 Month USD LIBOR + 0.60%, 1.92%, 2/21/2018 (a)	3,790,000	3,798,831
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 1.88%, 1/17/2020 (a) (b)	1,150,000	1,153,830
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.55%, 1.87%, 5/22/2020 (a)	5,700,000	5,712,255
3 Month USD LIBOR + 1.00%, 2.32%, 3/16/2022 (a)	2,500,000	2,535,200
3 Month USD LIBOR + 1.75%, 3.07%, 9/14/2018 (a)	3,000,000	3,046,500

		37,970,714

TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.38%, 1.69%, 5/16/2022 (a)	1,662,000	1,665,656

TOTAL CORPORATE BONDS & NOTES (Cost $1,067,301,686)		1,071,989,344

FOREIGN GOVERNMENT OBLIGATIONS — 15.6%
African Development Bank:
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.35%, 8/1/2018 (a)	2,010,000	2,010,623
Series GDIF, 3 Month USD LIBOR + 0.19%, 1.51%, 6/15/2020 (a)	2,100,000	2,108,337
Asian Development Bank:
3 Month USD LIBOR, 1.33%, 6/25/2019 (a)	960,000	959,635
3 Month USD LIBOR + 0.05%, 1.37%, 3/16/2021 (a)	4,400,000	4,399,340

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3 Month USD LIBOR + 0.01%, 1.31%, 7/10/2019 (a)	$3,645,000	$3,644,599
Series GMTN, 3 Month USD LIBOR + 0.02%, 1.34%, 2/28/2018 (a)	2,600,000	2,600,208
Series GMTN, 3 Month USD LIBOR + 0.15%, 1.46%, 2/8/2018 (a)	4,135,000	4,137,316
Series GMTN, 3 Month USD LIBOR + 0.19%, 1.51%, 6/16/2021 (a)	3,500,000	3,515,925
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.64%, 2/26/2020 (a)	4,993,000	5,027,601
Caisse d’Amortissement de la Dette Sociale 3 Month USD LIBOR + 0.38%, 1.70%, 3/15/2018 (a) (b)	2,000,000	2,003,180
Corp. Andina de Fomento 3 Month USD LIBOR + 0.55%, 1.86%, 1/29/2018 (a)	2,400,000	2,401,896
Dexia Credit Local SA:
3 Month USD LIBOR + 0.20%, 1.52%, 6/5/2018 (a) (b)	1,000,000	999,750
3 Month USD LIBOR + 0.50%, 1.82%, 2/15/2019 (a) (b)	3,000,000	3,010,710
3 Month USD LIBOR + 0.60%, 1.93%, 3/23/2018 (a) (b)	2,000,000	2,003,500
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.33%, 11/19/2020 (a)	1,700,000	1,699,286
Series GMTN, 3 Month USD LIBOR, 1.33%, 3/23/2020 (a)	2,475,000	2,473,837
Series GMTN, 3 Month USD LIBOR + 0.11%, 1.41%, 1/10/2020 (a)	1,200,000	1,202,280
European Investment Bank:
1 Month USD LIBOR + 0.02%, 1.25%, 7/6/2018 (a) (b)	2,500,000	2,499,750
3 Month USD LIBOR + 0.07%, 1.37%, 10/9/2018 (a) (b)	3,900,000	3,902,301
3 Month USD LIBOR + 0.11%, 1.44%, 3/24/2021 (a) (b)	100,000	100,141
Export Development Canada:
3 Month USD LIBOR + 0.01%, 1.32%, 8/13/2019 (a) (b)	1,750,000	1,749,738
3 Month USD LIBOR + 0.05%, 1.35%, 1/17/2018 (a) (b)	1,500,000	1,500,210
3 Month USD LIBOR + 0.13%, 1.44%, 11/23/2020 (a) (b)	2,000,000	2,005,820
3 Month USD LIBOR + 0.32%, 1.64%, 3/2/2020 (a) (b)	800,000	805,744
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 1.77%, 10/21/2019 (a)	2,400,000	2,394,936
3 Month USD LIBOR + 0.70%, 2.02%, 5/26/2019 (a)	1,000,000	1,002,220
Series 5FRN, 3 Month USD LIBOR + 0.88%, 2.19%, 1/25/2022 (a)	1,700,000	1,705,763
Inter-American Development Bank:
1 Month USD LIBOR + 0.04%, 1.28%, 11/26/2018 (a)	3,850,000	3,850,038
3 Month USD LIBOR + 0.01%, 1.31%, 7/15/2020 (a)	3,350,000	3,348,761

3 Month USD LIBOR + 0.04%, 1.34%, 1/15/2019 (a)	600,000	600,092
3 Month USD LIBOR + 0.07%, 1.37%, 7/15/2022 (a)	3,750,000	3,749,512
3 Month USD LIBOR + 0.20%, 1.50%, 7/15/2021 (a)	1,800,000	1,809,666
3 Month USD LIBOR + 0.22%, 1.52%, 10/15/2020 (a)	3,450,000	3,469,147
3 Month USD LIBOR + 0.32%, 1.62%, 4/15/2020 (a)	4,050,000	4,080,415
Series GDIF, 3 Month USD LIBOR, 1.30%, 1/15/2022 (a)	1,500,000	1,495,380
Series GMTN, 3 Month USD LIBOR, 1.30%, 10/15/2019 (a)	4,100,000	4,098,893
Series GMTN, 3 Month USD LIBOR -0.01%, 1.32%, 6/20/2018 (a)	1,852,000	1,851,741
Series GMTN, 3 Month USD LIBOR + 0.03%, 1.34%, 9/12/2018 (a)	4,050,000	4,051,255
Series GMTN, 3 Month USD LIBOR + 0.06%, 1.36%, 1/16/2018 (a)	2,740,000	2,740,548
International Bank for Reconstruction & Development:
3 Month USD LIBOR + 0.14%, 1.46%, 12/16/2017 (a)	3,700,000	3,701,332
Series GDIF, 3 Month USD LIBOR, 1.32%, 12/17/2018 (a)	3,100,000	3,099,163
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.40%, 10/13/2020 (a)	3,967,000	3,975,569
Series GDIF, 3 Month USD LIBOR + 0.28%, 1.59%, 2/11/2021 (a)	4,500,000	4,536,315
International Finance Corp.:
1 Month USD LIBOR + 0.02%, 1.26%, 2/2/2018 (a)	1,900,000	1,900,000
3 Month USD LIBOR + 0.06%, 1.36%, 1/9/2019 (a)	4,500,000	4,502,835
3 Month USD LIBOR + 0.18%, 1.50%, 12/15/2021 (a)	3,500,000	3,515,855
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.33%, 12/15/2020 (a)	7,750,000	7,745,970
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 1.70%, 7/21/2020 (a)	2,000,000	2,002,780
3 Month USD LIBOR + 0.48%, 1.80%, 6/1/2020 (a)	1,000,000	1,003,970
3 Month USD LIBOR + 0.57%, 1.89%, 2/24/2020 (a)	1,700,000	1,709,860
Series DTC, 3 Month USD LIBOR + 0.36%, 1.67%, 11/13/2018 (a)	1,070,000	1,071,616
KFW 3 Month USD LIBOR + 0.16%, 1.49%, 12/29/2017 (a)	6,347,000	6,349,856
Kommunalbanken A/S:
3 Month USD LIBOR + 0.07%, 1.39%, 3/17/2020 (a) (b)	5,770,000	5,772,827
3 Month USD LIBOR + 0.13%, 1.45%, 9/8/2021 (a) (b)	3,800,000	3,799,848
3 Month USD LIBOR + 0.18%, 1.50%, 2/20/2018 (a) (b)	5,824,000	5,828,310
3 Month USD LIBOR + 0.33%, 1.65%, 6/16/2020 (a) (b)	5,200,000	5,239,520

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 1.35%, 12/3/2018 (a) (b)	$750,000	$750,068
3 Month USD LIBOR + 0.03%, 1.35%, 5/28/2019 (a) (b)	1,000,000	999,990
3 Month USD LIBOR + 0.14%, 1.45%, 8/17/2018 (a) (b)	800,000	800,904
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 1.77%, 2/27/2020 (a)	1,300,000	1,295,086
2.00%, 9/19/2020 (a)	1,700,000	1,699,558
3 Month USD LIBOR + 0.71%, 2.02%, 2/27/2022 (a)	2,300,000	2,290,271
3 Month USD LIBOR + 0.73%, 2.03%, 7/6/2022 (a)	1,700,000	1,695,546
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 2.01%, 4/20/2020 (a) (b)	1,600,000	1,598,464
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 1.93%, 3/27/2020 (a) (b)	1,500,000	1,492,620
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 1.57%, 6/3/2021 (a) (b)	2,000,000	2,012,380
3 Month USD LIBOR + 0.35%, 1.67%, 2/19/2021 (a) (b)	1,550,000	1,564,710
Municipality Finance PLC 3 Month USD LIBOR + 0.17%, 1.48%, 2/7/2020 (a) (b)	2,600,000	2,607,202
Nordic Investment Bank 3 Month USD LIBOR + 0.05%, 1.36%, 4/25/2018 (a)	1,900,000	1,900,399
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 1.47%, 11/4/2019 (a)	200,000	200,546
Province of Quebec Canada:
Series MTN, 1.46%, 9/21/2020 (a)	3,500,000	3,501,155
Series MTN, 3 Month USD LIBOR + 0.23%, 1.55%, 9/4/2018 (a)	3,350,000	3,355,997
Series MTN, 3 Month USD LIBOR + 0.28%, 1.59%, 7/21/2019 (a)	3,160,000	3,172,134
Svensk Exportkredit AB:
3 Month USD LIBOR + 0.10%, 1.40%, 10/4/2018 (a)	3,200,000	3,202,560

Series GMTN, 3 Month USD LIBOR + 0.18%, 1.49%, 11/10/2017 (a)	1,100,000	1,100,275
Series GMTN, 3 Month USD LIBOR + 0.33%, 1.63%, 1/14/2019 (a)	1,400,000	1,405,208

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $199,170,923)		199,410,793

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e) (Cost $3,848,850)	3,848,850	3,848,850

TOTAL INVESTMENTS — 100.0% (Cost $1,270,321,459)		1,275,248,987
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(479,121)

NET ASSETS — 100.0%		$1,274,769,866

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.0% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

BKNT = Bank Notes

GMTN = Global Medium Term Note

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$1,255,775	$—	$1,255,775
Agriculture	—	10,514,915	—	10,514,915

See accompanying Notes to Schedule of Investments

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Auto Manufacturers	$—	$87,227,821	$—	$87,227,821
Banks	—	650,679,950	—	650,679,950
Beverages	—	10,048,994	—	10,048,994
Biotechnology	—	4,212,720	—	4,212,720
Chemicals	—	3,259,031	—	3,259,031
Commercial Services	—	1,553,038	—	1,553,038
Construction Materials	—	1,304,056	—	1,304,056
Diversified Financial Services	—	24,916,434	—	24,916,434
Electric	—	2,802,697	—	2,802,697
Food	—	12,575,150	—	12,575,150
Health Care Products	—	4,644,094	—	4,644,094
Health Care Services	—	903,312	—	903,312
Household Products	—	1,281,078	—	1,281,078
Household Products & Wares	—	4,207,770	—	4,207,770
Insurance	—	29,520,908	—	29,520,908
Internet	—	3,462,185	—	3,462,185
IT Services	—	42,813,410	—	42,813,410
Machinery, Construction & Mining	—	4,460,133	—	4,460,133
Machinery-Diversified	—	5,309,225	—	5,309,225
Media	—	16,848,935	—	16,848,935
Mining	—	908,982	—	908,982
Miscellaneous Manufacturer	—	8,659,079	—	8,659,079
Oil & Gas	—	59,572,241	—	59,572,241
Pharmaceuticals	—	19,004,308	—	19,004,308
Retail	—	3,845,685	—	3,845,685
Semiconductors	—	12,168,158	—	12,168,158
Software	—	4,392,890	—	4,392,890
Telecommunications	—	37,970,714	—	37,970,714
Transportation	—	1,665,656	—	1,665,656
Foreign Government Obligations	—	199,410,793	—	199,410,793
Short-Term Investment	3,848,850	—	—	3,848,850

TOTAL INVESTMENTS	$3,848,850	$1,271,400,137	$—	$1,275,248,987

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$56,247,542	$56,247,542	$—	$—	—	$—	$11,788
State Street Navigator Securities Lending Government Money Market Portfolio	2,628,010	2,628,010	31,359,187	30,138,347	—	—	3,848,850	3,848,850	5,482

TOTAL		$2,628,010	$87,606,729	$86,385,889	$—	$—		$3,848,850	$17,270

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.3%
Lamar Media Corp. 5.75%, 2/1/2026	$75,000	$81,281
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	26,808
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,922

		134,011

AEROSPACE & DEFENSE — 0.7%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	53,471
Harris Corp. 3.83%, 4/27/2025	20,000	20,744
L3 Technologies, Inc.:
4.75%, 7/15/2020	25,000	26,710
5.20%, 10/15/2019	25,000	26,569
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	50,772
3.55%, 1/15/2026	20,000	20,643
4.70%, 5/15/2046	50,000	55,927
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,767
4.75%, 6/1/2043	25,000	27,787
Textron, Inc. 4.00%, 3/15/2026	25,000	26,089

		334,479

AGRICULTURE — 0.5%
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	155,000	154,747
8.50%, 6/15/2019	25,000	27,613
Reynolds American, Inc. 5.85%, 8/15/2045	25,000	30,590
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	15,000	15,525

		228,475

AIRLINES — 0.3%
American Airlines Group, Inc. 4.63%, 3/1/2020 (a)	50,000	51,500
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	20,267
3.00%, 11/15/2026	20,000	19,535
United Continental Holdings, Inc. 5.00%, 2/1/2024	50,000	51,125

		142,427

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	61,000	63,440

AUTO MANUFACTURERS — 2.2%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	200,000	213,500
Ford Motor Co. 7.45%, 7/16/2031	50,000	64,755
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	204,027
3.81%, 1/9/2024	200,000	203,972
General Motors Co. 6.75%, 4/1/2046	25,000	30,115
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	25,000	25,437
3.95%, 4/13/2024	50,000	51,210
4.00%, 10/6/2026	50,000	50,090
4.20%, 3/1/2021	50,000	52,571
4.38%, 9/25/2021	25,000	26,503
5.25%, 3/1/2026	50,000	54,278

Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	77,906

		1,054,364

AUTO PARTS & EQUIPMENT — 1.1%
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,639
Dana, Inc. 5.50%, 12/15/2024	25,000	26,188
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	53,228
Delphi Jersey Holdings PLC 5.00%, 10/1/2025 (a)	153,000	155,494
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	46,912
5.13%, 11/15/2023	25,000	26,158
Lear Corp. 5.25%, 1/15/2025	12,000	12,736
Tenneco, Inc. 5.00%, 7/15/2026	55,000	56,375
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	158,062

		545,792

BANKS — 5.3%
Bank of America Corp.:
Series MTN, 4.20%, 8/26/2024	75,000	78,880
Series MTN, 4.25%, 10/22/2026	75,000	78,464
Series MTN, 4.45%, 3/3/2026	30,000	31,717
Barclays PLC:
4.38%, 1/12/2026	200,000	208,819
4.95%, 1/10/2047	30,000	32,786
BPCE SA 4.50%, 3/15/2025 (a)	25,000	25,835
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	51,634
CIT Group, Inc. 5.00%, 8/15/2022	62,000	67,037
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	20,375
4.60%, 3/9/2026	70,000	74,525
5.30%, 5/6/2044	25,000	29,242
5.50%, 9/13/2025	25,000	28,059
6.13%, 8/25/2036	50,000	61,836
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,340
Credit Suisse AG 5.40%, 1/14/2020	50,000	53,467
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	100,406
3.70%, 5/30/2024	125,000	126,803
Discover Bank 2.00%, 2/21/2018	25,000	25,037
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	115,932
6.75%, 10/1/2037	25,000	32,982
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	39,617
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	210,840
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	54,493
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	82,918
Morgan Stanley:
3.95%, 4/23/2027	50,000	50,864
4.88%, 11/1/2022	50,000	54,189
Regions Financial Corp. 7.38%, 12/10/2037	25,000	33,681

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	$100,000	$106,450
6.00%, 12/19/2023	100,000	110,891
6.13%, 12/15/2022	100,000	110,434
Santander Holdings USA, Inc. 3.70%, 3/28/2022 (a)	60,000	61,130
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,881
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	53,750
UniCredit SpA 5 Year USD Mid-Market Swap Rate + 3.70%, 5.86%, 6/19/2032 (a) (c)	200,000	210,180

		2,526,494

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	70,501
4.90%, 2/1/2046	250,000	282,392
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 1/15/2019	100,000	107,377
Coca-Cola European Partners US LLC 3.25%, 8/19/2021	10,000	10,270
Constellation Brands, Inc. 6.00%, 5/1/2022	50,000	57,176
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	20,049
2.70%, 11/15/2022	20,000	20,081
Molson Coors Brewing Co.:
1.45%, 7/15/2019	20,000	19,782
4.20%, 7/15/2046	40,000	40,107
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	30,000

		657,735

BIOTECHNOLOGY — 1.0%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	25,000	25,345
Amgen, Inc.:
3.63%, 5/15/2022	50,000	52,217
5.15%, 11/15/2041	101,000	115,511
6.40%, 2/1/2039	100,000	128,449
Celgene Corp.:
3.25%, 8/15/2022	50,000	51,602
3.88%, 8/15/2025	50,000	52,756
4.63%, 5/15/2044	25,000	26,973

		452,853

CHEMICALS — 2.5%
Agrium, Inc. 4.90%, 6/1/2043	25,000	27,308
Albemarle Corp. 4.15%, 12/1/2024	25,000	26,448
Ashland LLC 4.75%, 8/15/2022	25,000	26,500
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	30,375
10.00%, 10/15/2025	25,000	30,750
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	53,854
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,750
4.95%, 6/1/2043	25,000	23,125
5.15%, 3/15/2034	50,000	49,875

7.13%, 5/1/2020	100,000	110,880
Dow Chemical Co.:
3.50%, 10/1/2024	50,000	51,566
4.25%, 11/15/2020	75,000	79,192
4.38%, 11/15/2042	25,000	25,424
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,602
3.60%, 8/15/2022	25,000	26,010
HB Fuller Co. 4.00%, 2/15/2027	25,000	23,888
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	28,490
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	25,768
Mosaic Co. 5.63%, 11/15/2043	50,000	51,041
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	51,500
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	102,916
RPM International, Inc. 3.45%, 11/15/2022	10,000	10,449
Sherwin-Williams Co.:
4.40%, 2/1/2045	25,000	24,785
4.50%, 6/1/2047	50,000	52,472
SPCM SA 4.88%, 9/15/2025 (a)	35,000	36,225
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	28,618
3.60%, 8/15/2026	25,000	24,968
4.63%, 2/15/2021	25,000	25,824
5.00%, 8/15/2046	25,000	27,194
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	54,250

		1,205,047

COMMERCIAL SERVICES — 1.4%
ADT Corp.:
3.50%, 7/15/2022	75,000	75,187
4.88%, 7/15/2032 (a)	75,000	70,313
Block Financial LLC 4.13%, 10/1/2020	20,000	20,788
Ecolab, Inc. 2.25%, 1/12/2020	10,000	10,067
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,101
7.00%, 10/15/2037 (a)	50,000	65,767
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,694
4.88%, 2/15/2024	20,000	22,094
S&P Global, Inc. 2.95%, 1/22/2027	100,000	96,184
Service Corp. International/US 5.38%, 1/15/2022	25,000	25,688
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,397
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	52,190
5.88%, 9/15/2026	100,000	108,750
Western Union Co. 2.88%, 12/10/2017	50,000	50,112

		683,332

CONSTRUCTION MATERIALS — 1.0%
Johnson Controls International PLC 4.63%, 7/2/2044 (d)	25,000	26,797
Lafarge SA 7.13%, 7/15/2036	25,000	32,212

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Lennox International, Inc. 3.00%, 11/15/2023	$50,000	$50,079
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,728
Masco Corp.:
4.38%, 4/1/2026	37,000	39,243
5.95%, 3/15/2022	19,000	21,423
Masonite International Corp. 5.63%, 3/15/2023 (a)	45,000	47,151
Owens Corning:
3.40%, 8/15/2026	30,000	29,582
4.20%, 12/15/2022	50,000	53,058
Standard Industries, Inc.:
5.38%, 11/15/2024 (a)	50,000	53,125
6.00%, 10/15/2025 (a)	50,000	54,550
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,376

		491,324

DISTRIBUTION & WHOLESALE — 0.1%
Ingram Micro, Inc. 5.00%, 8/10/2022	50,000	50,469

DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	30,000	30,713
4.50%, 5/15/2021	40,000	42,309
Air Lease Corp.:
2.13%, 1/15/2020	100,000	99,842
3.00%, 9/15/2023	10,000	9,910
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,688
6.25%, 12/1/2019	60,000	64,650
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,365
3.25%, 11/5/2018	148,000	149,317
3.50%, 1/27/2019	5,000	5,056
3.60%, 5/21/2018	100,000	100,500
5.75%, 11/20/2025 (b)	25,000	27,105
6.25%, 12/1/2017	150,000	150,495
8.00%, 11/1/2031	150,000	193,680
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,438
Discover Financial Services:
3.95%, 11/6/2024	50,000	51,183
4.10%, 2/9/2027	25,000	25,402
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	77,344
6.00%, 8/1/2020	50,000	51,600
6.25%, 2/1/2022	50,000	52,065
International Lease Finance Corp.:
4.63%, 4/15/2021	50,000	53,328
5.88%, 4/1/2019	50,000	52,729
5.88%, 8/15/2022	25,000	27,993
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	21,531
Jefferies Group LLC:
5.13%, 4/13/2018	10,000	10,176
6.50%, 1/20/2043	123,000	140,525

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	51,125
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	53,117
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	54,805
Nasdaq, Inc. 3.85%, 6/30/2026	5,000	5,144
Navient Corp.:
6.63%, 7/26/2021	35,000	37,450
6.75%, 6/25/2025	50,000	51,940
Series MTN, 6.13%, 3/25/2024	75,000	77,156
Series MTN, 7.25%, 1/25/2022	10,000	10,938
Series MTN, 8.00%, 3/25/2020	200,000	220,260
Series MTN, 8.45%, 6/15/2018	50,000	51,945
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	25,688
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	54,975
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	50,000	49,108
Synchrony Financial:
3.75%, 8/15/2021	15,000	15,473
4.25%, 8/15/2024	25,000	25,978
Washington Prime Group L.P. 5.95%, 8/15/2024	70,000	71,335

		2,396,381

ELECTRIC — 2.8%
AES Corp.:
5.50%, 3/15/2024	50,000	52,190
7.38%, 7/1/2021	50,000	57,130
Calpine Corp. 5.25%, 6/1/2026 (a)	25,000	24,969
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	10,071
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	25,555
8.75%, 6/15/2019	20,000	22,191
Dominion Energy, Inc.:
1.90%, 6/15/2018	10,000	10,016
4.10%, 4/1/2021 (d)	80,000	83,847
DPL, Inc. 7.25%, 10/15/2021	50,000	54,500
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,710
Series B, 3.30%, 6/15/2022	20,000	20,501
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,074
3.75%, 4/15/2024	25,000	26,148
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,856
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (b) (c)	50,000	56,875
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	61,631
Exelon Corp. 3.50%, 6/1/2022	50,000	51,505
Exelon Generation Co. LLC 5.60%, 6/15/2042	50,000	50,968
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	25,000	26,485
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	25,000	29,039

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Great Plains Energy, Inc. 5.29%, 6/15/2022 (d)	$25,000	$27,522
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,397
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	26,528
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	24,000	24,494
4.50%, 9/15/2027 (a)	38,000	38,665
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	52,313
NV Energy, Inc. 6.25%, 11/15/2020	25,000	27,887
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	42,830
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	35,370
PSEG Power LLC:
2.45%, 11/15/2018	75,000	75,368
3.00%, 6/15/2021	15,000	15,274
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	36,337
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,782
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,896
Southern Power Co. 5.25%, 7/15/2043	25,000	27,475
Toledo Edison Co. 6.15%, 5/15/2037	50,000	61,459

		1,324,858

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	53,750
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	26,453

		80,203

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,888
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	25,487
3.88%, 1/12/2028	50,000	49,893
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,971
Corning, Inc. 6.63%, 5/15/2019	30,000	32,128
Flex, Ltd. 5.00%, 2/15/2023	50,000	54,362
Fortive Corp. 3.15%, 6/15/2026	20,000	19,934
Jabil, Inc. 4.70%, 9/15/2022	50,000	53,187

		286,850

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	52,750

ENGINEERING & CONSTRUCTION — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	25,000	25,531
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	26,000
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	40,000	43,352

		94,883

ENTERTAINMENT — 0.7%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	52,815

5.38%, 4/15/2026	100,000	109,250
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	165,825

		327,890

ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc. 5.25%, 8/1/2020	40,000	40,500
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	26,064
3.80%, 5/15/2018	15,000	15,188
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	25,939
6.10%, 3/15/2018	55,000	56,087

		163,778

FOOD — 1.9%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,813
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,567
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	33,590
3.25%, 9/15/2022	20,000	20,469
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	25,875
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	68,770
General Mills, Inc. 5.40%, 6/15/2040	25,000	28,978
Ingredion, Inc. 3.20%, 10/1/2026	20,000	19,702
JM Smucker Co. 4.25%, 3/15/2035	50,000	52,123
Kellogg Co. 4.50%, 4/1/2046	25,000	25,988
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	55,000	52,684
3.50%, 6/6/2022	25,000	25,889
4.38%, 6/1/2046	30,000	29,623
4.88%, 2/15/2025 (a)	60,000	64,126
6.13%, 8/23/2018	25,000	25,963
Kroger Co.:
2.00%, 1/15/2019	25,000	25,044
2.60%, 2/1/2021	10,000	10,011
3.50%, 2/1/2026	50,000	49,183
3.85%, 8/1/2023	20,000	20,714
5.15%, 8/1/2043	25,000	25,636
Series GMTN, 1.50%, 9/30/2019	40,000	39,533
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	50,000	52,375
Sysco Corp. 3.30%, 7/15/2026	25,000	25,050
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	37,496
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,596
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	57,408

		918,206

FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,875
International Paper Co. 8.70%, 6/15/2038	50,000	74,658

		99,533

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

GAS — 0.8%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	$60,000	$63,642
5.75%, 5/20/2027	50,000	51,125
5.88%, 8/20/2026	60,000	62,730
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,605
National Fuel Gas Co.:
4.90%, 12/1/2021	25,000	26,532
8.75%, 5/1/2019	10,000	10,957
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	97,819
4.40%, 6/1/2043	25,000	25,624

		391,034

HAND & MACHINE TOOLS — 0.0% (e)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	15,000	15,095

HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 4.90%, 11/30/2046	100,000	111,693
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	50,971
4.67%, 6/6/2047	50,000	52,455
4.88%, 5/15/2044	25,000	26,138
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	53,000
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	52,875
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,162
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	26,090
5.30%, 2/1/2044	25,000	29,295
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	12,000	11,787

		441,466

HEALTH CARE SERVICES — 4.6%
Anthem, Inc.:
4.65%, 1/15/2043	50,000	53,965
4.65%, 8/15/2044	25,000	27,274
Centene Corp.:
4.75%, 5/15/2022	60,000	62,700
5.63%, 2/15/2021	50,000	51,813
6.13%, 2/15/2024	47,000	50,760
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	50,000	49,375
6.25%, 3/31/2023	100,000	98,750
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	76,113
5.63%, 7/31/2019 (a)	25,000	26,534
HCA, Inc.:
5.25%, 6/15/2026	150,000	161,437
5.38%, 2/1/2025	300,000	316,680
5.88%, 5/1/2023	168,000	182,498
5.88%, 2/15/2026	100,000	107,380
6.50%, 2/15/2020	50,000	54,375
7.50%, 2/15/2022	150,000	171,885
Humana, Inc. 2.63%, 10/1/2019	25,000	25,279

Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,988
LifePoint Health, Inc.:
5.38%, 5/1/2024	70,000	72,667
5.50%, 12/1/2021	50,000	51,625
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	99,654
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	62,700
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,813
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,690
4.63%, 7/15/2024 (a)	50,000	49,550
4.75%, 6/1/2020	25,000	25,740
6.00%, 10/1/2020	125,000	133,212
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,563
5.00%, 6/1/2026 (a)	50,000	52,625

		2,219,645

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	51,000

HOME BUILDERS — 1.6%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	54,445
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,953
4.75%, 2/15/2023	50,000	54,187
Lennar Corp.:
4.13%, 1/15/2022	100,000	103,250
4.50%, 11/15/2019	50,000	51,719
4.50%, 4/30/2024	40,000	41,300
4.75%, 12/15/2017	25,000	25,016
4.75%, 11/15/2022	10,000	10,575
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	100,000	102,500
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	26,930
PulteGroup, Inc.:
4.25%, 3/1/2021	57,143	59,577
6.38%, 5/15/2033	50,000	54,250
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	54,750
6.75%, 11/1/2019	50,000	54,250

		743,702

HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	65,600
Whirlpool Corp.:
2.40%, 3/1/2019	30,000	30,202
4.00%, 3/1/2024	25,000	26,332
Series MTN, 4.85%, 6/15/2021	10,000	10,826

		132,960

HOUSEHOLD PRODUCTS — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	25,000	26,062

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	51,875
Clorox Co. 3.50%, 12/15/2024	25,000	25,809

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Spectrum Brands, Inc. 6.13%, 12/15/2024	$100,000	$107,125

		184,809

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,384
3.85%, 4/1/2023	10,000	10,506
4.00%, 6/15/2022	25,000	26,233
4.00%, 12/1/2024	50,000	52,227

		114,350

INSURANCE — 2.5%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	25,403
Allstate Corp. 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	50,000	54,875
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,911
4.13%, 2/15/2024	50,000	53,097
4.50%, 7/16/2044	50,000	52,182
Aon PLC 4.45%, 5/24/2043	25,000	25,361
AXA SA 8.60%, 12/15/2030	50,000	71,625
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	26,057
4.50%, 3/1/2026	20,000	21,369
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	77,590
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	25,904
5.13%, 4/15/2022	25,000	27,703
Kemper Corp. 4.35%, 2/15/2025	70,000	70,961
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	81,899
Lincoln National Corp. 6.15%, 4/7/2036	50,000	60,481
Markel Corp. 5.35%, 6/1/2021	20,000	21,795
MetLife, Inc. 6.40%, 12/15/2066	50,000	57,625
Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (a)	25,000	27,158
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	53,909
Principal Financial Group, Inc.:
3.10%, 11/15/2026	30,000	29,798
3.30%, 9/15/2022	50,000	51,242
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	50,000	53,156
Trinity Acquisition PLC 4.63%, 8/15/2023	20,000	21,491
Voya Financial, Inc. 3.13%, 7/15/2024	100,000	98,691
XLIT, Ltd. 5.75%, 10/1/2021	50,000	55,846

		1,176,129

INTERNET — 0.6%
eBay, Inc.:
2.20%, 8/1/2019	45,000	45,185
3.80%, 3/9/2022	50,000	52,412
Expedia, Inc. 5.00%, 2/15/2026	50,000	54,376
IAC/InterActiveCorp 4.88%, 11/30/2018	39,000	39,195
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	51,625
5.25%, 4/1/2025	50,000	53,937

		296,730

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	25,000	25,495

IRON/STEEL — 0.7%
ArcelorMittal:
5.75%, 8/5/2020	50,000	54,250
6.00%, 3/1/2021	100,000	109,750
7.50%, 10/15/2039	77,000	92,592
Commercial Metals Co. 4.88%, 5/15/2023	50,000	52,250
United States Steel Corp. 8.38%, 7/1/2021 (a)	32,000	35,360

		344,202

IT SERVICES — 2.8%
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (a)	100,000	101,986
4.42%, 6/15/2021 (a)	225,000	236,043
5.45%, 6/15/2023 (a)	50,000	54,720
5.88%, 6/15/2021 (a)	45,000	47,043
6.02%, 6/15/2026 (a)	20,000	22,211
7.13%, 6/15/2024 (a)	50,000	55,190
8.35%, 7/15/2046 (a)	35,000	44,952
EMC Corp. 2.65%, 6/1/2020	200,000	197,500
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	94,000	94,940
4.90%, 10/15/2025	20,000	21,157
6.35%, 10/15/2045	25,000	26,497
HP, Inc.:
4.05%, 9/15/2022	25,000	26,509
6.00%, 9/15/2041	25,000	26,695
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	52,219
NCR Corp. 5.00%, 7/15/2022	50,000	51,250
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	10,135
4.75%, 1/1/2025	50,000	48,674
4.88%, 3/1/2024 (a)	50,000	49,278
Western Digital Corp. 10.50%, 4/1/2024	150,000	176,250

		1,343,249

LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	55,370

LODGING — 1.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,831
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	35,000	35,700
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,277
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,682
3.75%, 3/15/2025	25,000	25,743
MGM Resorts International:
4.63%, 9/1/2026	100,000	101,375
7.75%, 3/15/2022	150,000	175,500
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,094
5.10%, 10/1/2025	25,000	26,191
5.63%, 3/1/2021	10,000	10,628

		506,021

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC 4.38%, 11/6/2020	$125,000	$131,100
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,120
Wabtec Corp. 3.45%, 11/15/2026	20,000	19,668
Xylem, Inc. 3.25%, 11/1/2026	30,000	29,958

		230,846

MEDIA — 7.7%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	28,973
6.20%, 12/15/2034	25,000	31,076
6.40%, 12/15/2035	50,000	63,470
7.25%, 5/18/2018	20,000	20,656
8.25%, 8/10/2018	20,000	21,071
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	50,000	52,815
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	103,250
CBS Corp.:
3.38%, 3/1/2022	50,000	51,782
3.38%, 2/15/2028	55,000	53,405
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	45,000	44,901
5.13%, 2/15/2023	36,000	37,080
5.13%, 5/1/2023 (a)	150,000	156,360
5.75%, 9/1/2023	100,000	103,750
5.75%, 2/15/2026 (a)	90,000	94,554
5.88%, 4/1/2024 (a)	100,000	106,130
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028 (a)	150,000	151,786
4.91%, 7/23/2025	50,000	53,451
5.38%, 5/1/2047 (a)	90,000	93,498
6.38%, 10/23/2035	25,000	29,241
6.83%, 10/23/2055	50,000	60,694
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	75,655
4.80%, 2/1/2035 (a)	50,000	49,508
CSC Holdings LLC 6.63%, 10/15/2025 (a)	303,000	331,785
Discovery Communications LLC 4.90%, 3/11/2026	50,000	53,380
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	150,945
5.13%, 5/1/2020	75,000	78,637
5.88%, 7/15/2022	50,000	53,095
5.88%, 11/15/2024	100,000	104,880
6.75%, 6/1/2021	100,000	110,000
7.75%, 7/1/2026	29,000	33,243
Historic TW, Inc. 6.63%, 5/15/2029	25,000	31,184
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	27,625
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,500
5.00%, 4/15/2022 (a)	50,000	51,815
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (a)	190,000	194,047

6.00%, 7/15/2024 (a)	25,000	26,908
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	50,750
5.13%, 7/15/2020	50,000	51,312
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,624
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	77,707
6.75%, 7/1/2018	75,000	77,715
6.75%, 6/15/2039	25,000	29,996
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	24,413
4.88%, 3/15/2020	50,000	53,222
6.25%, 3/29/2041	25,000	29,949
7.63%, 4/15/2031	50,000	68,196
Viacom, Inc.:
3.45%, 10/4/2026	25,000	24,024
4.38%, 3/15/2043	20,000	17,230
5.25%, 4/1/2044	50,000	47,886
6.88%, 4/30/2036	25,000	27,773
Videotron, Ltd. 5.00%, 7/15/2022	50,000	54,250
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	208,500
Western Digital Corp. 7.38%, 4/1/2023 (a)	50,000	54,812

		3,705,509

MINING — 3.7%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	81,938
6.75%, 1/15/2028	50,000	58,000
Anglo American Capital PLC:
4.13%, 9/27/2022 (a)	25,000	25,998
4.75%, 4/10/2027 (a)	200,000	208,528
Arconic, Inc.:
5.13%, 10/1/2024	50,000	53,180
5.95%, 2/1/2037	50,000	53,219
6.15%, 8/15/2020	25,000	27,281
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	57,209
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	60,536
BHP Billiton Finance USA, Ltd. 5 Year USD Swap Rate + 4.97%, 6.25%, 10/19/2075 (a) (c)	50,000	54,875
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	30,489
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	112,450
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	50,000
3.10%, 3/15/2020	100,000	100,200
3.55%, 3/1/2022	100,000	98,470
5.45%, 3/15/2043	75,000	69,893
6.50%, 11/15/2020	84,000	85,932
6.88%, 2/15/2023	50,000	54,125
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	26,309
4.95%, 11/15/2021 (a)	75,000	80,993

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Glencore Funding LLC 4.13%, 5/30/2023 (a)	$25,000	$26,026
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	51,800
3.70%, 3/15/2023	25,000	26,021
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	26,813
Newmont Mining Corp.:
3.50%, 3/15/2022	33,000	34,124
4.88%, 3/15/2042	25,000	26,800
6.25%, 10/1/2039	25,000	31,095
Teck Resources, Ltd.:
6.25%, 7/15/2041	100,000	112,500
8.50%, 6/1/2024 (a)	50,000	57,500

		1,782,304

MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	52,563
Crane Co. 2.75%, 12/15/2018	25,000	25,254
Eaton Corp. 2.75%, 11/2/2022	50,000	50,346
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	10,434
Textron, Inc. 3.38%, 3/1/2028	50,000	49,642

		188,239

OFFICE & BUSINESS EQUIPMENT — 0.7%
Pitney Bowes, Inc.:
3.63%, 10/1/2021	65,000	63,972
3.88%, 5/15/2022	50,000	49,195
Xerox Corp.:
3.63%, 3/15/2023	100,000	99,189
4.50%, 5/15/2021	50,000	52,339
4.80%, 3/1/2035	30,000	27,893
6.35%, 5/15/2018	25,000	25,646

		318,234

OIL & GAS — 5.5%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,024
5.55%, 3/15/2026 (b)	50,000	55,842
Andeavor 4.75%, 12/15/2023 (a)	50,000	53,956
Antero Resources Corp.:
5.00%, 3/1/2025	25,000	25,345
5.38%, 11/1/2021	100,000	102,310
Apache Corp. 3.25%, 4/15/2022	75,000	76,073
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	60,037
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (a) (b)	25,000	24,787
5.70%, 10/15/2019	50,000	52,906
6.75%, 11/15/2039	50,000	57,570
Chesapeake Energy Corp. 8.00%, 1/15/2025 (a) (b)	25,000	25,250
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	26,447
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	96,250
4.50%, 4/15/2023	50,000	49,985
5.00%, 9/15/2022	50,000	50,815
Devon Energy Corp. 3.25%, 5/15/2022	50,000	50,592

Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	25,000	26,447
Encana Corp.:
6.50%, 5/15/2019	50,000	53,250
6.50%, 8/15/2034	25,000	29,255
6.50%, 2/1/2038	25,000	29,592
Ensco PLC 5.20%, 3/15/2025	100,000	84,130
EOG Resources, Inc. 4.15%, 1/15/2026	10,000	10,604
EQT Corp.:
3.00%, 10/1/2022 (f)	70,000	70,163
6.50%, 4/1/2018	25,000	25,529
Hess Corp.:
4.30%, 4/1/2027	50,000	49,559
5.80%, 4/1/2047	50,000	51,386
7.13%, 3/15/2033	25,000	29,124
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	49,187
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	54,417
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	52,205
Marathon Oil Corp. 4.40%, 7/15/2027	50,000	50,986
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,143
5.85%, 12/15/2045	15,000	16,482
6.50%, 3/1/2041	25,000	30,083
MEG Energy Corp. 6.50%, 1/15/2025 (a) (b)	50,000	48,640
Murphy Oil Corp. 6.13%, 12/1/2042	5,000	4,800
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,344
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	49,240
5.50%, 1/15/2023 (b)	25,000	24,547
6.15%, 2/15/2018	35,000	35,547
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	107,250
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,336
6.00%, 3/1/2041	25,000	28,555
Noble Holding International, Ltd.:
3.95%, 3/15/2022	25,000	20,500
7.70%, 4/1/2025 (b)	100,000	85,500
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	60,000	61,800
Phillips 66:
4.30%, 4/1/2022	25,000	26,852
4.88%, 11/15/2044	25,000	27,125
Pride International LLC 6.88%, 8/15/2020 (b)	25,000	25,500
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	24,312
Range Resources Corp.:
5.00%, 8/15/2022 (a)	100,000	99,875
5.75%, 6/1/2021 (a)	50,000	51,875
Southwestern Energy Co. 4.10%, 3/15/2022 (b)	50,000	48,190
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	54,000
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	50,000	50,940
7.13%, 4/15/2025 (a)	65,000	65,650
Valero Energy Corp. 6.63%, 6/15/2037	50,000	63,087

		2,657,196

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

OIL & GAS SERVICES — 0.5%
Halliburton Co. 3.80%, 11/15/2025	$100,000	$102,681
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	24,269
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	47,500	51,181
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	47,500	49,756

		227,887

PACKAGING & CONTAINERS — 0.7%
Ball Corp.:
4.38%, 12/15/2020	60,000	63,000
5.00%, 3/15/2022	25,000	27,062
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	53,190
Packaging Corp. of America 4.50%, 11/1/2023	25,000	27,075
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	73,676
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,719
WestRock RKT Co. 4.90%, 3/1/2022	50,000	54,393

		324,115

PHARMACEUTICALS — 1.9%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	101,411
3.60%, 5/14/2025	100,000	103,678
4.70%, 5/14/2045	25,000	27,253
Actavis, Inc. 3.25%, 10/1/2022	50,000	51,306
Allergan Funding SCS:
3.80%, 3/15/2025	50,000	51,925
4.55%, 3/15/2035	50,000	53,346
Baxalta, Inc. 2.00%, 6/22/2018	50,000	50,110
Cardinal Health, Inc.:
1.95%, 6/15/2018	15,000	15,022
4.37%, 6/15/2047	50,000	51,196
Express Scripts Holding Co. 4.50%, 2/25/2026	50,000	53,517
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	51,275
McKesson Corp. 4.75%, 3/1/2021	25,000	26,803
Mylan NV 5.25%, 6/15/2046	50,000	54,237
Mylan, Inc. 2.60%, 6/24/2018	25,000	25,124
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	20,000	19,960
Valeant Pharmaceuticals International, Inc. 7.00%, 3/15/2024 (a)	100,000	106,660
Zoetis, Inc. 4.50%, 11/13/2025	50,000	55,047

		897,870

PIPELINES — 7.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	50,900
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,950
5.95%, 6/1/2026	50,000	55,931
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	25,103
3.95%, 12/1/2026	35,000	34,529

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	195,000	210,112
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	133,000	135,992
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	20,000	20,069
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,875
4.75%, 9/30/2021 (a)	50,000	51,500
4.95%, 4/1/2022	75,000	78,120
5.35%, 3/15/2020 (a)	25,000	26,157
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	24,926
Enbridge, Inc.:
3.50%, 6/10/2024	20,000	20,310
3.70%, 7/15/2027	50,000	50,693
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	53,750
7.50%, 10/15/2020	50,000	56,375
Energy Transfer L.P.:
4.15%, 10/1/2020	50,000	52,219
6.50%, 2/1/2042	50,000	56,570
6.63%, 10/15/2036	1,000	1,138
Energy Transfer L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	51,450
EnLink Midstream Partners L.P. 5.45%, 6/1/2047	100,000	103,219
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (b)	150,000	153,856
4.85%, 3/15/2044	50,000	53,684
4.90%, 5/15/2046	30,000	32,774
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	65,132
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	9,000	9,326
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	100,000	104,850
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	24,886
6.50%, 9/1/2039	50,000	56,983
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	50,556
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,452
Series GMTN, 7.75%, 1/15/2032	55,000	70,674
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	55,633
MPLX L.P. 5.50%, 2/15/2023	100,000	102,900
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	52,015
5.63%, 4/28/2027	80,000	84,704
ONEOK Partners L.P.:
3.20%, 9/15/2018	30,000	30,360
3.38%, 10/1/2022	31,000	31,312
ONEOK, Inc. 7.50%, 9/1/2023	100,000	119,638
Phillips 66 Partners L.P. 4.90%, 10/1/2046	25,000	25,022

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	$25,000	$25,132
3.85%, 10/15/2023	6,000	6,023
4.50%, 12/15/2026	50,000	50,745
5.15%, 6/1/2042	25,000	23,586
6.50%, 5/1/2018	21,000	21,506
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,625
6.85%, 7/15/2018 (a)	50,000	51,750
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	125,000	135,387
5.63%, 4/15/2023	50,000	55,418
5.63%, 3/1/2025	50,000	55,195
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	50,192
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	39,687
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	120,000	122,066
5.95%, 12/1/2025	25,000	28,319
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.25%, 5/1/2023	50,000	51,250
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	59,216
Transcontinental Gas Pipe Line Co. LLC:
6.05%, 6/15/2018	20,000	20,545
7.85%, 2/1/2026	50,000	64,587
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	46,439
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	51,663
4.65%, 7/1/2026	25,000	26,203
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	51,750
7.88%, 9/1/2021	50,000	58,750
Williams Partners L.P.:
4.00%, 9/15/2025	20,000	20,457
4.30%, 3/4/2024	25,000	26,373
4.90%, 1/15/2045	25,000	25,285

		3,578,794

REAL ESTATE — 0.1%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	51,857

REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,987
American Tower Corp.:
3.13%, 1/15/2027	50,000	47,966
4.40%, 2/15/2026	50,000	52,877
Boston Properties L.P. 3.85%, 2/1/2023	50,000	52,783
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	25,302
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	10,000	10,083
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	40,000	40,475

Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	27,067
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	35,240
4.88%, 4/15/2022	25,000	27,151
CubeSmart L.P. 3.13%, 9/1/2026	20,000	19,226
DDR Corp. 3.90%, 8/15/2024	50,000	50,369
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	27,151
Duke Realty L.P. 3.63%, 4/15/2023	10,000	10,309
EPR Properties:
4.50%, 6/1/2027	50,000	50,625
5.75%, 8/15/2022	25,000	27,669
Equinix, Inc.:
5.38%, 4/1/2023	50,000	52,040
5.88%, 1/15/2026	65,000	71,422
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	53,985
Government Properties Income Trust 4.00%, 7/15/2022	50,000	50,427
HCP, Inc.:
3.88%, 8/15/2024	50,000	51,326
4.00%, 6/1/2025	50,000	51,574
Hospitality Properties Trust:
4.50%, 6/15/2023	50,000	53,013
4.95%, 2/15/2027	20,000	20,953
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	52,602
Hudson Pacific Properties L.P. 3.95%, 11/1/2027 (f)	50,000	49,814
Iron Mountain, Inc. 6.00%, 8/15/2023	50,000	52,940
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	25,500
3.30%, 2/1/2025	105,000	104,943
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	25,104
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	76,785
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	25,000	25,784
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,798
Regency Centers L.P. 3.75%, 6/15/2024	25,000	25,536
Select Income REIT 4.50%, 2/1/2025	75,000	75,782
Senior Housing Properties Trust 4.75%, 5/1/2024	10,000	10,446
Starwood Property Trust, Inc. 5.00%, 12/15/2021	155,000	161,491
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	20,355
UDR, Inc. Series MTN, 2.95%, 9/1/2026	20,000	19,200
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	12,447
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,415
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	53,502
3.25%, 8/15/2022	25,000	25,430
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	50,448
3.95%, 8/15/2027	40,000	39,788
4.88%, 6/1/2026	38,000	40,681

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Washington Real Estate Investment Trust 4.95%, 10/1/2020	$20,000	$21,123
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (a)	25,000	25,486
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	19,153
Welltower, Inc.:
4.13%, 4/1/2019	57,000	58,571
4.25%, 4/1/2026	50,000	52,861
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	27,601

		2,124,606

RETAIL — 3.7%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	21,133
AutoZone, Inc.:
3.13%, 4/21/2026	25,000	24,248
7.13%, 8/1/2018	30,000	31,305
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (b)	25,000	22,950
Coach, Inc. 4.13%, 7/15/2027	100,000	100,528
CVS Health Corp.:
3.88%, 7/20/2025	50,000	52,151
5.00%, 12/1/2024	25,000	27,680
5.13%, 7/20/2045	50,000	57,503
Dollar General Corp. 1.88%, 4/15/2018	20,000	20,021
Dollar Tree, Inc. 5.75%, 3/1/2023	50,000	52,795
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,578
Gap, Inc. 5.95%, 4/12/2021 (b)	26,000	28,357
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,812
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	75,000	79,035
5.25%, 6/1/2026 (a)	100,000	105,880
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,237
L Brands, Inc.:
6.75%, 7/1/2036	160,000	154,800
6.88%, 11/1/2035	172,000	167,270
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	100,000	100,249
6.65%, 7/15/2024	20,000	21,907
McDonald’s Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,479
Series MTN, 3.70%, 1/30/2026	50,000	52,094
Series MTN, 4.70%, 12/9/2035	125,000	137,801
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	50,116
PVH Corp. 4.50%, 12/15/2022	25,000	25,500
QVC, Inc.:
4.38%, 3/15/2023	75,000	77,900
4.45%, 2/15/2025	25,000	25,358
5.13%, 7/2/2022	20,000	21,382
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	25,625
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	125,000	129,325
4.65%, 6/1/2046	50,000	52,217

		1,753,236

SEMICONDUCTORS — 1.4%
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	54,166
5.65%, 11/1/2034	25,000	28,367
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	104,875
NVIDIA Corp. 3.20%, 9/16/2026	50,000	49,740
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	214,250
Qorvo, Inc.:
6.75%, 12/1/2023	50,000	54,437
7.00%, 12/1/2025	115,000	131,387
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	52,500

		689,722

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	55,000	59,400

SOFTWARE — 1.2%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	10,000	10,117
6.13%, 9/15/2023 (a)	55,000	58,968
CA, Inc. 4.70%, 3/15/2027	100,000	104,855
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	14,000	14,430
4.50%, 8/15/2046	50,000	51,758
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	51,915
5.38%, 8/15/2023 (a)	72,000	75,240
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,881
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	53,375
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	40,000	42,400
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	79,935
PTC, Inc. 6.00%, 5/15/2024	15,000	16,181

		585,055

TELECOMMUNICATIONS — 9.5%
AT&T, Inc.:
1.75%, 1/15/2018	247,000	247,151
3.40%, 5/15/2025	150,000	147,960
3.80%, 3/15/2022	50,000	52,083
3.90%, 3/11/2024	100,000	103,576
4.13%, 2/17/2026	100,000	102,609
4.75%, 5/15/2046	100,000	96,169
5.55%, 8/15/2041	50,000	53,904
6.00%, 8/15/2040	142,000	159,936
British Telecommunications PLC 9.13%, 12/15/2030	50,000	75,671
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	49,875
Series U, 7.65%, 3/15/2042	100,000	87,250
Series V, 5.63%, 4/1/2020	100,000	104,250
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	100,000	100,530
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	110,149
Embarq Corp. 8.00%, 6/1/2036	50,000	50,815

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Hughes Satellite Systems Corp. 5.25%, 8/1/2026	$50,000	$52,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	51,063
Koninklijke KPN NV 10 Year USD Swap Rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	50,000	56,240
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	51,170
5.38%, 8/15/2022	100,000	102,980
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	51,060
Nokia Oyj 5.38%, 5/15/2019	49,000	51,389
Orange SA 9.00%, 3/1/2031	50,000	75,901
Qwest Corp. 7.13%, 11/15/2043	50,000	49,475
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	52,163
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	103,170
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	50,000	54,690
9.00%, 11/15/2018 (a)	37,000	39,731
T-Mobile USA, Inc.:
6.50%, 1/15/2024	50,000	53,275
6.50%, 1/15/2026	135,000	149,013
6.63%, 4/1/2023	75,000	78,562
6.84%, 4/28/2023	100,000	105,500
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	55,437
6.38%, 11/15/2033	100,000	115,125
7.20%, 7/18/2036	100,000	123,620
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	108,500
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	53,635
7.05%, 6/20/2036	50,000	66,230
Verizon Communications, Inc.:
2.95%, 3/15/2022	103,000	104,745
4.27%, 1/15/2036	30,000	29,472
4.50%, 9/15/2020	216,000	231,732
4.52%, 9/15/2048	50,000	48,409
4.67%, 3/15/2055	66,000	62,871
5.01%, 4/15/2049	13,000	13,291
5.01%, 8/21/2054	50,000	50,146
5.05%, 3/15/2034	75,000	80,608
5.15%, 9/15/2023	150,000	168,145
Verizon Florida LLC Series E, 6.86%, 2/1/2028	68,000	57,416
Vodafone Group PLC 2.95%, 2/19/2023	100,000	101,586
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	100,000	101,090
6.50%, 4/30/2020 (a)	250,000	258,775

		4,550,143

TOBACCO — 0.1%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	53,592

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	30,000	30,068

4.35%, 10/1/2020	25,000	26,135

		56,203

TRANSPORTATION — 1.0%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	25,000	25,151
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,766
4.80%, 9/15/2035	50,000	56,456
CSX Corp.:
4.40%, 3/1/2043	25,000	26,076
6.22%, 4/30/2040	25,000	32,362
FedEx Corp.:
3.90%, 2/1/2035	25,000	25,341
4.55%, 4/1/2046	25,000	26,627
4.90%, 1/15/2034	50,000	56,148
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,627
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,912
3.25%, 12/1/2021	10,000	10,331
4.80%, 8/15/2043	50,000	56,418
5.75%, 4/1/2018	25,000	25,503
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	3,000	3,028
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	39,667
Series MTN, 2.45%, 9/3/2019	50,000	50,359

		490,772

TRUCKING & LEASING — 0.6%
GATX Corp.:
2.50%, 7/30/2019	25,000	25,193
3.90%, 3/30/2023	25,000	26,093
4.75%, 6/15/2022	35,000	37,914
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	95,000	94,867
5.25%, 8/15/2022 (a)	100,000	104,000

		288,067

TOTAL CORPORATE BONDS & NOTES (Cost $45,370,501)		46,996,540

	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (g) (h)	474,045	474,045
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	634,303	634,303

TOTAL SHORT-TERM INVESTMENTS (Cost $1,108,348)		1,108,348

TOTAL INVESTMENTS — 100.4% (Cost $46,478,849)		48,104,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(172,346)

NET ASSETS — 100.0%		$47,932,542

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.5% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2017.
(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2017.
(i)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$134,011	$—	$134,011
Aerospace & Defense	—	334,479	—	334,479
Agriculture	—	228,475	—	228,475
Airlines	—	142,427	—	142,427
Apparel	—	63,440	—	63,440
Auto Manufacturers	—	1,054,364	—	1,054,364
Auto Parts & Equipment	—	545,792	—	545,792
Banks	—	2,526,494	—	2,526,494
Beverages	—	657,735	—	657,735
Biotechnology	—	452,853	—	452,853
Chemicals	—	1,205,047	—	1,205,047
Commercial Services	—	683,332	—	683,332
Construction Materials	—	491,324	—	491,324
Distribution & Wholesale	—	50,469	—	50,469
Diversified Financial Services	—	2,396,381	—	2,396,381
Electric	—	1,324,858	—	1,324,858
Electrical Components & Equipment	—	80,203	—	80,203
Electronics	—	286,850	—	286,850
Energy-Alternate Sources	—	52,750	—	52,750
Engineering & Construction	—	94,883	—	94,883
Entertainment.	—	327,890	—	327,890
Environmental Control	—	163,778	—	163,778
Food	—	918,206	—	918,206
Forest Products & Paper	—	99,533	—	99,533
Gas	—	391,034	—	391,034
Hand & Machine Tools	—	15,095	—	15,095
Health Care Products	—	441,466	—	441,466
Health Care Services.	—	2,219,645	—	2,219,645
Holding Companies-Divers	—	51,000	—	51,000
Home Builders	—	743,702	—	743,702
Home Furnishings	—	132,960	—	132,960
Household Products	—	26,062	—	26,062
Household Products & Wares.	—	184,809	—	184,809
Housewares	—	114,350	—	114,350
Insurance	—	1,176,129	—	1,176,129
Internet	—	296,730	—	296,730
Investment Company Security	—	25,495	—	25,495

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Iron/Steel	$—	$344,202	$—	$344,202
IT Services	—	1,343,249	—	1,343,249
Leisure Time	—	55,370	—	55,370
Lodging	—	506,021	—	506,021
Machinery-Diversified	—	230,846	—	230,846
Media	—	3,705,509	—	3,705,509
Mining	—	1,782,304	—	1,782,304
Miscellaneous Manufacturer	—	188,239	—	188,239
Office & Business Equipment	—	318,234	—	318,234
Oil & Gas	—	2,657,196	—	2,657,196
Oil & Gas Services	—	227,887	—	227,887
Packaging & Containers	—	324,115	—	324,115
Pharmaceuticals	—	897,870	—	897,870
Pipelines	—	3,578,794	—	3,578,794
Real Estate.	—	51,857	—	51,857
Real Estate Investment Trusts	—	2,124,606	—	2,124,606
Retail	—	1,753,236	—	1,753,236
Semiconductors	—	689,722	—	689,722
Shipbuilding	—	59,400	—	59,400
Software	—	585,055	—	585,055
Telecommunications	—	4,550,143	—	4,550,143
Tobacco	—	53,592	—	53,592
Toys/Games/Hobbies	—	56,203	—	56,203
Transportation	—	490,772	—	490,772
Trucking & Leasing	—	288,067	—	288,067
Short-Term Investments	1,108,348	—	—	1,108,348

TOTAL INVESTMENTS	$1,108,348	$46,996,540	$—	$48,104,888

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,316	$614,316	$1,786,473	$1,926,744	$—	$—	474,045	$474,045	$1,174
State Street Navigator Securities Lending Government Money Market Portfolio	630,630	630,630	1,268,556	1,264,883	—	—	634,303	634,303	1,868

TOTAL		$1,244,946	$3,055,029	$3,191,627	$—	$—		$1,108,348	$3,042

See accompanying Notes to Schedule of Investments

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 25.4%
SPDR Wells Fargo Preferred Stock ETF (a)	519,337	$23,214,364

DOMESTIC FIXED INCOME — 51.8%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	464,383	23,716,040
SPDR Bloomberg Barclays High Yield Bond ETF (a)	631,781	23,578,067

		47,294,107

INTERNATIONAL FIXED INCOME — 22.4%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	684,761	20,460,659

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $89,920,599)		90,969,130

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $333,512)	333,512	333,512

TOTAL INVESTMENTS — 100.0% (Cost $90,254,111)		91,302,642
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(18,591)

NET ASSETS — 100.0%		$91,284,051

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity.	$23,214,364	$—	$—	$23,214,364
Domestic Fixed Income.	47,294,107	—	—	47,294,107
International Fixed Income	20,460,659	—	—	20,460,659
Short-Term Investment	333,512	—	—	333,512

TOTAL INVESTMENTS	$91,302,642	$—	$—	$91,302,642

See accompanying Notes to Schedule of Investments

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Heldat 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays Convertible Securities ETF	303,757	$15,072,422	$8,806,157	$656,506	$(4,673)	$498,640	464,383	$23,716,040	$151,580
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	20,632,177	—	—	(171,518)	684,761	20,460,659	—
SPDR Bloomberg Barclays High Yield Bond ETF	381,354	14,186,369	9,309,823	—	—	81,875	631,781	23,578,067	214,828
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	399,632	13,751,337	4,862,462	18,699,414	214,388	(128,773)	—	—	104,308
SPDR Wells Fargo Preferred Stock ETF	316,560	14,235,703	9,152,806	—	—	(174,145)	519,337	23,214,364	284,744
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,192	254,192	328,871	249,551	—	—	333,512	333,512	253

TOTAL		$57,500,023	$53,092,296	$19,605,471	$209,715	$106,079		$91,302,642	$755,713

See accompanying Notes to Schedule of Investments

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“the NYSE”) listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended September 30, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017, are disclosed in the Schedules of Investments.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Total Stock Market ETF	$460,316,362	$75,565,684	$18,022,751	$57,542,933
SPDR Portfolio Large Cap ETF	115,783,402	40,611,758	3,043,899	37,567,859
SPDR Portfolio Small Cap ETF	240,598,800	36,221,710	14,250,751	21,970,959
SPDR Russell 1000 Yield Focus ETF	367,820,204	51,065,305	16,357,582	34,707,723
SPDR Russell 1000 Momentum Focus ETF	451,266,808	53,985,297	5,530,861	48,454,436
SPDR Russell 1000 Low Volatility Focus ETF	396,348,820	61,306,501	13,544,035	47,762,466
SPDR S&P 500 Buyback ETF	7,949,968	969,867	240,636	729,231
SPDR Portfolio S&P 500 Growth ETF	703,639,673	213,322,272	12,427,458	200,894,814
SPDR Portfolio S&P 500 Value ETF	318,552,932	43,216,009	11,885,587	31,330,422
SPDR Portfolio S&P 500 High Dividend ETF	189,484,043	11,665,614	7,087,531	4,578,083
SPDR S&P 500 Fossil Fuel Reserves Free ETF	145,219,723	28,224,650	2,933,414	25,291,236
SPDR Portfolio Mid Cap ETF	166,500,491	27,419,166	8,626,010	18,793,156
SPDR S&P 400 Mid Cap Growth ETF	931,918,002	106,401,109	19,199,446	87,201,663
SPDR S&P 400 Mid Cap Value ETF	732,899,535	59,478,484	15,902,039	43,576,445
SPDR S&P 600 Small Cap ETF	738,787,488	141,808,897	52,520,103	89,288,794
SPDR S&P 600 Small Cap Growth ETF	1,030,119,159	195,112,980	54,262,416	140,850,564
SPDR S&P 600 Small Cap Value ETF	898,363,761	132,681,922	70,614,938	62,066,984
SPDR Global Dow ETF	79,732,789	20,863,622	7,283,345	13,580,277
SPDR Dow Jones REIT ETF	2,564,052,803	377,973,679	105,863,846	272,109,833
SPDR S&P Bank ETF	3,236,026,725	439,979,853	31,799,539	408,180,314
SPDR S&P Capital Markets ETF	92,950,131	19,570,827	2,985,490	16,585,337
SPDR S&P Insurance ETF	757,714,712	79,896,372	18,780,753	61,115,619
SPDR S&P Regional Banking ETF	3,560,187,747	109,013,005	59,841,008	49,171,997
SPDR NYSE Technology ETF	536,410,783	284,157,678	3,881,289	280,276,389
SPDR S&P Dividend ETF	12,161,137,405	3,755,502,666	127,174,021	3,628,328,645
SPDR S&P Aerospace & Defense ETF	811,875,103	155,133,841	5,329,959	149,803,882
SPDR S&P Biotech ETF	4,350,131,730	496,827,458	293,708,953	203,118,505
SPDR S&P Health Care Equipment ETF	131,451,704	25,432,518	3,320,097	22,112,421
SPDR S&P Health Care Services ETF	101,980,289	12,788,556	16,875,141	(4,086,585)
SPDR S&P Homebuilders ETF	1,032,081,746	53,075,389	86,974,491	(33,899,102)
SPDR S&P Internet ETF	3,074,988	870,843	83,646	787,197
SPDR S&P Metals & Mining ETF	901,316,667	21,766,783	72,185,862	(50,419,079)
SPDR S&P Oil & Gas Equipment & Services ETF	450,099,845	9,358,281	70,055,386	(60,697,105)
SPDR S&P Oil & Gas Exploration & Production ETF	2,667,988,815	26,137,338	498,053,846	(471,916,508)
SPDR S&P Pharmaceuticals ETF	492,178,315	30,498,213	81,465,873	(50,967,660)
SPDR S&P Retail ETF	438,010,344	2,818,992	68,132,535	(65,313,543)
SPDR S&P Semiconductor ETF	307,653,832	29,863,502	12,126,234	17,737,268
SPDR S&P Software & Services ETF	42,090,871	12,304,048	1,414,211	10,889,837
SPDR S&P Technology Hardware ETF	3,087,878	1,054,308	48,303	1,006,005

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Telecom ETF	$60,019,069	$3,779,122	$6,742,104	$(2,962,982)
SPDR S&P Transportation ETF	174,643,913	21,896,258	10,496,098	11,400,160
SPDR S&P 1500 Value Tilt ETF	8,460,850	1,457,185	328,538	1,128,647
SPDR S&P 1500 Momentum Tilt ETF	17,905,079	3,591,667	142,110	3,449,557
SPDR SSGA US Large Cap Low Volatility Index ETF	76,182,896	9,101,858	1,357,839	7,744,019
SPDR SSGA US Small Cap Low Volatility Index ETF	200,394,710	26,585,564	8,403,712	18,181,852
SPDR MSCI USA StrategicFactors ETF	64,512,473	5,072,687	981,632	4,091,055
SPDR Wells Fargo Preferred Stock ETF	578,696,500	7,665,602	2,352,422	5,313,180
SPDR FactSet Innovative Technology ETF	7,000,152	1,690,696	231,983	1,458,713
SPDR SSGA Gender Diversity Index ETF	310,638,053	43,069,551	9,388,675	33,680,876
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,756,823,420	14,479	12,673	1,806
SPDR Bloomberg Barclays TIPS ETF	947,960,553	7,462,667	4,455,318	3,007,349
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	121,233,287	531	461,819	(461,288)
SPDR Portfolio Short Term Treasury ETF	148,574,564	26,904	1,162,530	(1,135,626)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	664,329,180	142,340	5,383,183	(5,240,843)
SPDR Portfolio Long Term Treasury ETF	597,689,924	1,972,900	20,722,869	(18,749,969)
SPDR Portfolio Short Term Corporate Bond ETF	3,188,262,691	4,430,868	5,582,284	(1,151,416)
SPDR Portfolio Intermediate Term Corporate Bond ETF	2,220,636,616	18,654,223	5,030,518	13,623,705
SPDR Portfolio Long Term Corporate Bond ETF	232,542,212	6,485,772	1,588,934	4,896,838
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	25,818,096	557,164	104,534	452,630
SPDR Bloomberg Barclays Convertible Securities ETF	4,156,300,195	405,974,680	233,036,223	172,938,457
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	221,766,366	590,937	2,110,604	(1,519,667)
SPDR Portfolio Aggregate Bond ETF	1,107,964,465	14,646,323	7,287,221	7,359,102
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,404,915,873	44,326,705	9,675,090	34,651,615
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,533,230,973	12,479,168	8,692,391	3,786,777
SPDR Nuveen S&P High Yield Municipal Bond ETF	619,952,531	19,738,040	22,308,526	(2,570,486)
SPDR Citi International Government Inflation-Protected Bond ETF	474,979,386	35,060,716	14,566,569	20,494,147
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	212,469,141	8,083,824	1,517,328	6,566,496
SPDR Bloomberg Barclays International Treasury Bond ETF	1,517,503,678	42,623,020	58,531,414	(15,908,394)
SPDR Bloomberg Barclays International Corporate Bond ETF	164,741,747	5,909,572	3,063,403	2,846,169
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	173,159,880	5,361,313	5,457,894	(96,581)
SPDR Bloomberg Barclays High Yield Bond ETF	13,528,689,170	109,227,392	225,965,178	(116,737,786)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,715,921,213	47,505,624	94,595,016	(47,089,392)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$1,270,321,459	$4,996,311	$68,783	$4,927,528
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	46,478,849	1,748,434	122,395	1,626,039
SPDR Dorsey Wright Fixed Income Allocation ETF	90,254,111	1,269,460	220,929	1,048,531

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

The Board has approved changing the name of the following funds.

Effective October 16, 2017, all references to old fund names in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to respective new fund names as outlined below:

Old Names	New Names

ETF Name (Ticker)	ETF Name (Ticker)
SPDR Russell 3000 ETF (THRK)	SPDR Portfolio Total Stock Market ETF (SPTM)
SPDR Russell 1000 ETF (ONEK)	SPDR Portfolio Large Cap ETF (SPLG)
SPDR Russell 2000 ETF (TWOK)	SPDR Portfolio Small Cap ETF (SPSM)
SPDR S&P 1000 ETF (SMD)	SPDR Portfolio Mid Cap ETF (SPMD)
SPDR S&P 500 Growth ETF (SPYG)	SPDR Portfolio S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)	SPDR Portfolio S&P 500 Value ETF (SPYV)
SPDR S&P 500 High Dividend ETF (SPYD)	SPDR Portfolio S&P 500 High Dividend ETF (SPYD)
SPDR Bloomberg Barclays Aggregate Bond ETF (BNDS)	SPDR Portfolio Aggregate Bond ETF (SPAB)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF(LWC)	SPDR Portfolio Long Term Corporate Bond ETF (SPLB)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (ITR)	SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF (SCPB)	SPDR Portfolio Short Term Corporate Bond ETF (SPSB)
SPDR Bloomberg Barclays Long Term Treasury ETF (TLO)	SPDR Portfolio Long Term Treasury ETF (SPTL)
SPDR Bloomberg Barclays Short Term Treasury ETF (SST)	SPDR Portfolio Short Term Treasury ETF (SPTS)

The Board approved changing the following indices effective November 16, 2017.

ETF Name (Ticker)	Old Index Name	New Index Name
SPDR Portfolio Total Stock Market ETF (SPTM)	Russell 3000 Index	SSGA Total Stock Market Index
SPDR Portfolio Large Cap ETF (SPLG)	Russell 1000 Index	SSGA Large Cap Index
SPDR Portfolio Small Cap ETF (SPSM)	Russell 2000 Index	SSGA Small Cap Index

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: November 21, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: November 21, 2017